DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity 2 Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
CPI	Consumer Price Index
FRN	Floating Rate Note
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2025.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
∞	Rates reflect the effective yields at purchase date.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of 7/31/25.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (53.5%)
AUSTRALIA — (8.3%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.810%, FRN, 5.188%, 01/18/27		1,550	$1,560,175
(r)	3M Swap + 0.970%, FRN, 4.770%, 05/12/27	AUD	500	323,741
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.750%, FRN, 5.117%, 03/13/26		892	894,768
(r)Ω	SOFR + 0.520%, FRN, 4.888%, 06/15/26		1,218	1,220,628
(r)Ω	SOFR + 0.460%, FRN, 4.816%, 11/27/26		1,250	1,252,527
(r)	3M Swap + 1.020%, FRN, 4.828%, 08/18/27	AUD	3,000	1,945,436
Glencore Funding LLC, SOFR + 0.750%, FRN
(r)Ω	5.102%, 10/01/26		1,550	1,551,619
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	5.297%, 07/02/27		2,000	2,017,420
National Australia Bank Ltd., 3M Swap + 0.700%, FRN
(r)	4.387%, 10/18/27	AUD	3,000	1,932,616
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	5.189%, 03/14/28		2,000	2,014,932
Westpac Banking Corp.
(r)	3M Swap + 1.050%, FRN, 4.844%, 05/20/27	AUD	500	324,069
(r)	3M Swap + 0.980%, FRN, 4.777%, 02/16/28	AUD	5,000	3,239,759
TOTAL AUSTRALIA				18,277,690
			Face Amount^	Value†
			(000)
CANADA — (4.6%)
Bank of Montreal
(r)	SOFR + 1.330%, FRN, 5.676%, 06/05/26		683	$688,875
(r)	SOFR + 0.620%, FRN, 4.969%, 09/15/26		440	441,210
Bank of Nova Scotia, SOFR + 0.780%, FRN
(r)	5.126%, 06/04/27		1,010	1,014,283
Canadian Imperial Bank of Commerce
	3.945%, 08/04/25		2,250	2,249,875
Nutrien Ltd.
	5.950%, 11/07/25		1,500	1,503,390
Royal Bank of Canada
(r)	SOFR + 0.950%, FRN, 5.293%, 01/19/27		436	439,071
(r)	SOFR + 0.710%, FRN, 5.054%, 01/21/27		1,700	1,704,943
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 5.424%, 07/17/26		1,047	1,054,188
(r)	SOFR + 0.730%, FRN, 5.077%, 04/05/27		1,000	1,005,206
TOTAL CANADA				10,101,041
DENMARK — (3.2%)
Denmark Government Bonds
	1.750%, 11/15/25	DKK	38,000	5,808,895
Novo Nordisk Finance Netherlands BV
	3.375%, 05/21/26	EUR	1,000	1,150,464
TOTAL DENMARK				6,959,359
FINLAND — (0.2%)
OP Corporate Bank PLC
	0.500%, 08/12/25	EUR	300	342,317
FRANCE — (1.4%)
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)	5.744%, 07/13/26		1,300	1,313,231

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.218%, 03/11/27		1,800	$1,804,935
TOTAL FRANCE				3,118,166
GERMANY — (2.2%)
Deutsche Boerse AG
	1.625%, 10/08/25	EUR	1,000	1,139,828
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.570%, FRN, 4.911%, 08/01/25		180	180,000
	4.900%, 01/09/26		1,000	1,001,123
(r)Ω	SOFR + 0.630%, FRN, 5.014%, 07/31/26		600	601,628
(r)Ω	SOFR + 0.930%, FRN, 5.283%, 03/31/28		400	401,309
Volkswagen Group of America Finance LLC, SOFR + 1.060%, FRN
(r)Ω	5.412%, 03/25/27		1,500	1,500,511
TOTAL GERMANY				4,824,399
JAPAN — (0.8%)
NTT Finance Corp., SOFR + 1.080%, FRN
#(r)Ω	5.458%, 07/16/28		1,000	1,009,457
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)	5.341%, 09/10/27		784	791,934
TOTAL JAPAN				1,801,391
LUXEMBOURG — (0.7%)
ArcelorMittal SA
	4.550%, 03/11/26		1,500	1,497,475
NETHERLANDS — (1.3%)
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.054%, 01/09/26		300	300,667
(r)	SOFR + 0.900%, FRN, 5.247%, 10/05/26		500	503,894
(r)	3M Swap + 0.870%, FRN, 4.580%, 02/26/27	AUD	3,000	1,936,221
TOTAL NETHERLANDS				2,740,782
			Face Amount^	Value†
			(000)
NEW ZEALAND — (2.8%)
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	11,000	6,232,022
NORWAY — (1.5%)
Kommunalbanken AS
(r)	SOFR + 1.000%, FRN, 5.348%, 06/17/26		3,200	3,218,574
SINGAPORE — (3.0%)
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)	4.972%, 09/12/25		750	$750,172
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.430%, 02/24/27	AUD	3,000	1,933,830
(r)	3M Swap + 0.720%, FRN, 4.440%, 04/16/27	AUD	6,000	3,868,162
TOTAL SINGAPORE				6,552,164
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.1%)
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 4.527%, 06/15/26		174	173,927
SWITZERLAND — (0.3%)
UBS AG
	5.800%, 09/11/25		305	305,346
UBS Group AG
Ω	4.125%, 09/24/25		310	309,703
TOTAL SWITZERLAND				615,049
UNITED KINGDOM — (1.2%)
GlaxoSmithKline Capital PLC, SOFR + 0.500%, FRN
(r)	4.848%, 03/12/27		679	681,455
NatWest Markets PLC, SOFR + 0.950%, FRN
(r)Ω	5.301%, 03/21/28		2,000	2,011,438
TOTAL UNITED KINGDOM				2,692,893
UNITED STATES — (21.9%)
7-Eleven, Inc.
	0.950%, 02/10/26		1,000	980,115
AEP Texas, Inc.
Ω	3.850%, 10/01/25		900	898,702

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
AES Corp.
	1.375%, 01/15/26	1,000	$984,200
Ameren Corp.
	3.650%, 02/15/26	1,600	1,590,735
American Express Co., SOFR + 0.650%, FRN
(r)	4.991%, 11/04/26	266	266,663
American Honda Finance Corp.
(r)	SOFR + 0.600%, FRN, 4.941%, 08/14/25	269	269,030
(r)	SOFR + 0.710%, FRN, 5.054%, 07/09/27	1,661	1,659,150
Aviation Capital Group LLC
Ω	4.125%, 08/01/25	1,700	1,700,000
Bank of America NA, SOFR + 1.020%, FRN
(r)	5.361%, 08/18/26	300	302,310
Boeing Co.
	2.600%, 10/30/25	1,500	1,491,602
Boston Properties LP
	3.650%, 02/01/26	100	99,464
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.832%, 02/20/26	750	750,975
Bunge Ltd. Finance Corp.
	1.630%, 08/17/25	225	224,651
Cargill, Inc., SOFR + 0.610%, FRN
(r)Ω	4.949%, 02/11/28	1,750	1,750,438
Caterpillar Financial Services Corp.
(r)	SOFR + 0.380%, FRN, 4.727%, 01/07/27	292	292,176
(r)	SOFR + 0.520%, FRN, 4.861%, 05/14/27	400	400,627
(r)	SOFR + 0.520%, FRN, 4.867%, 03/03/28	1,500	1,498,251
Citibank NA, SOFR + 1.060%, FRN
(r)	5.406%, 12/04/26	1,500	1,511,857
CVS Health Corp.
	5.000%, 02/20/26	1,500	1,501,296
Devon Energy Corp.
	5.850%, 12/15/25	149	149,223
ERAC USA Finance LLC
Ω	3.800%, 11/01/25	2,250	2,244,379
General Motors Financial Co., Inc.
	6.050%, 10/10/25	1,500	1,503,372
	1.250%, 01/08/26	150	147,787
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Georgia Power Co., SOFR + 0.280%, FRN
(r)	4.629%, 09/15/26	800	$799,918
Georgia-Pacific LLC
Ω	1.750%, 09/30/25	140	139,353
HCA, Inc., SOFR + 0.870%, FRN
(r)	5.217%, 03/01/28	1,000	1,007,033
Home Depot, Inc., SOFR + 0.330%, FRN
(r)	4.681%, 12/24/25	2,100	2,101,543
John Deere Capital Corp.
(r)	SOFR + 0.440%, FRN, 4.787%, 03/06/26	500	500,580
(r)	SOFR + 0.790%, FRN, 5.135%, 06/08/26	1,072	1,075,537
(r)	SOFR + 0.500%, FRN, 4.847%, 03/06/28	400	400,888
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.346%, 12/08/26	1,700	1,712,683
KeyBank NA
	4.150%, 08/08/25	900	899,786
Lowe's Cos., Inc.
	4.400%, 09/08/25	1,600	1,599,342
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.509%, 10/30/26	1,350	1,362,174
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 5.141%, 02/05/27	1,218	1,222,658
(r)	SOFR + 0.820%, FRN, 5.169%, 09/16/27	170	170,641
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.912%, 05/20/27	750	751,897
NextEra Energy Capital Holdings, Inc.
	5.749%, 09/01/25	1,400	1,400,870
(r)	SOFR + 0.760%, FRN, 5.106%, 01/29/26	750	751,744
NiSource, Inc.
	0.950%, 08/15/25	1,100	1,098,559
Oracle Corp.
	5.800%, 11/10/25	1,600	1,605,119

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.200%, 11/15/25	1,100	$1,088,656
Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	5.176%, 04/28/28	190	191,139
Public Service Enterprise Group, Inc.
	0.800%, 08/15/25	1,300	1,298,051
Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	5.045%, 04/16/27	780	781,464
Toyota Motor Credit Corp., SOFR + 0.710%, FRN
(r)	5.051%, 05/14/27	2,000	2,007,339
WEC Energy Group, Inc.
	5.000%, 09/27/25	412	412,121
Williams Cos., Inc.
	4.000%, 09/15/25	1,500	1,498,042
TOTAL UNITED STATES			48,094,140
TOTAL BONDS			117,241,389
U.S. TREASURY OBLIGATIONS — (21.6%)
U.S. Treasury Bills
∞	4.324%, 08/05/25	12,000	11,994,244
∞	4.313%, 10/28/25	7,000	6,927,509
U.S. Treasury Notes
	2.000%, 08/15/25	2,500	2,497,591
	0.250%, 08/31/25	8,000	7,972,989
	2.250%, 11/15/25	12,000	11,926,781
	4.875%, 11/30/25	6,000	6,008,438
TOTAL U.S. TREASURY OBLIGATIONS			47,327,552
COMMERCIAL PAPER — (24.4%)
AUSTRALIA — (0.2%)
Telstra Group Ltd.
Ω	4.633%, 10/31/25	500	494,120
CANADA — (3.1%)
Alimentation Couche-Tard, Inc.
Ω	4.660%, 08/05/25	250	249,840
Ω	4.660%, 08/14/25	1,000	998,193
Canadian National Railway Co.
Ω	4.503%, 09/11/25	2,000	1,989,579
Canadian Natural Resources Ltd.
Ω	4.936%, 08/06/25	500	499,606
TELUS Corp.
Ω	5.037%, 01/16/26	1,500	1,464,855
		Face Amount^	Value†
		(000)

CANADA — (Continued)
TransCanada PipeLines Ltd.
Ω	4.693%, 08/13/25	1,000	$998,349
Ω	4.682%, 09/18/25	500	496,877
TOTAL CANADA			6,697,299
GERMANY — (4.5%)
BASF SE
Ω	4.720%, 09/30/25	1,250	1,240,106
Ω	4.630%, 11/07/25	250	246,772
Ω	4.823%, 11/07/25	500	493,544
Bayer Corp.
Ω	4.668%, 09/22/25	1,500	1,489,725
Erste Abwicklungsanstalt
Ω	4.460%, 09/10/25	6,500	6,467,919
TOTAL GERMANY			9,938,066
ITALY — (1.4%)
Enel Finance America LLC
Ω	4.655%, 09/26/25	1,500	1,489,082
Intesa Sanpaolo Funding LLC
	4.663%, 11/12/25	1,000	986,263
	4.669%, 11/12/25	500	493,131
TOTAL ITALY			2,968,476
NORWAY — (1.6%)
DNB Bank ASA
Ω	4.454%, 09/09/25	3,600	3,582,738
SWEDEN — (0.9%)
Swedbank AB
Ω	4.498%, 09/15/25	2,000	1,988,927
UNITED KINGDOM — (0.9%)
LSEGA Financing PLC
Ω	4.546%, 08/08/25	1,500	1,498,516
Ω	4.553%, 08/15/25	500	499,072
TOTAL UNITED KINGDOM			1,997,588
UNITED STATES — (11.8%)
AbbVie, Inc.
Ω	4.776%, 09/10/25	500	497,390
Ω	4.780%, 09/16/25	1,750	1,739,520
Amcor Flexibles North America, Inc.
Ω	4.678%, 08/27/25	1,500	1,494,685
Avangrid, Inc.
Ω	4.659%, 08/20/25	1,500	1,496,219
Boston Properties LP
Ω	4.712%, 08/06/25	1,500	1,498,856
Brown-Forman Corp.
Ω	4.614%, 08/05/25	1,000	999,384

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Campbell's Co.
Ω	4.645%, 09/11/25	500	$497,277
Charles Schwab Corp.
Ω	4.669%, 11/14/25	2,000	1,974,356
CRH America Finance, Inc.
Ω	4.684%, 11/04/25	1,500	1,481,528
Dominion Energy, Inc.
Ω	4.658%, 08/06/25	1,500	1,498,868
Dow Chemical Co.
	4.732%, 09/08/25	1,500	1,492,504
Duke Energy Corp.
Ω	4.640%, 08/22/25	1,500	1,495,841
Enbridge U.S., Inc.
Ω	4.635%, 08/29/25	1,000	996,310
Honeywell International, Inc.
Ω	4.579%, 08/27/25	2,000	1,993,507
Mondelez International, Inc.
Ω	4.650%, 09/10/25	1,500	1,492,260
ONEOK, Inc.
Ω	4.697%, 08/07/25	1,500	1,498,641
Parker-Hannifin Corp.
Ω	4.620%, 08/25/25	1,750	1,744,425
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
PPG Industries, Inc.
4.670%, 08/14/25	1,500	$1,497,333
4.670%, 08/15/25	500	499,047
TOTAL UNITED STATES		25,887,951
TOTAL COMMERCIAL PAPER (Cost $53,564,037)		53,555,165
TOTAL INVESTMENT SECURITIES (Cost $218,167,082)		218,124,106

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	89,950	1,040,454
TOTAL INVESTMENTS — (100.0%)
(Cost $219,207,536)^^			$219,164,560
As of July 31, 2025, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,694,883	EUR	2,347,169	UBS AG	08/04/25	$16,295
AUD	908,439	USD	578,764	NatWest Markets PLC	08/08/25	5,067
USD	2,279,729	NZD	3,850,473	Australia and New Zealand Bank	08/21/25	10,068
USD	4,007,841	NZD	6,736,492	Citibank, N.A.	08/21/25	37,015
USD	1,505,875	EUR	1,313,132	Citibank, N.A.	09/03/25	4,346
USD	1,163,724	EUR	1,012,892	HSBC Bank	09/08/25	5,129
USD	6,075,400	DKK	38,436,950	Citibank, N.A.	09/22/25	176,814
USD	3,992,255	AUD	6,105,392	NatWest Markets PLC	10/28/25	62,359
Total Appreciation						$317,093
EUR	1,313,132	USD	1,502,880	Citibank, N.A.	08/04/25	$(4,334)
EUR	1,034,037	USD	1,207,254	State Street Bank and Trust	08/04/25	(27,211)
USD	12,259,050	AUD	19,078,318	State Street Bank and Trust	08/08/25	(2,105)
Total (Depreciation)						$(33,650)
Total Appreciation (Depreciation)						$283,443

Enhanced U.S. Large Company Portfolio
CONTINUED
As of July 31, 2025, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	735	09/19/25	$215,593,513	$234,253,688	$18,660,175
Total Futures Contracts			$215,593,513	$234,253,688	$18,660,175
As of July 31, 2025, the value of Rule 144A securities amounted to $73,224,789 or 32.5% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$18,277,690	—	$18,277,690
Canada	—	10,101,041	—	10,101,041
Denmark	—	6,959,359	—	6,959,359
Finland	—	342,317	—	342,317
France	—	3,118,166	—	3,118,166
Germany	—	4,824,399	—	4,824,399
Japan	—	1,801,391	—	1,801,391
Luxembourg	—	1,497,475	—	1,497,475
Netherlands	—	2,740,782	—	2,740,782
New Zealand	—	6,232,022	—	6,232,022
Norway	—	3,218,574	—	3,218,574
Singapore	—	6,552,164	—	6,552,164
Supranational Organization Obligations	—	173,927	—	173,927
Switzerland	—	615,049	—	615,049
United Kingdom	—	2,692,893	—	2,692,893
United States	—	48,094,140	—	48,094,140
U.S. Treasury Obligations	—	47,327,552	—	47,327,552
Commercial Paper	—	53,555,165	—	53,555,165
Securities Lending Collateral	—	1,040,454	—	1,040,454
Total Investments in Securities	—	$219,164,560	—	$219,164,560
Financial Instruments
Assets
Forward Currency Contracts**	—	317,093	—	317,093
Futures Contracts**	$18,660,175	—	—	18,660,175
Liabilities
Forward Currency Contracts**	—	(33,650)	—	(33,650)
Total Financial Instruments	$18,660,175	$283,443	—	$18,943,618
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$23,544,452,759
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$23,544,452,759
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.0%)
COMMUNICATION SERVICES — (3.4%)
*	Advantage Solutions, Inc.	625,752	$857,280
*	AMC Networks, Inc., Class A	243,657	1,459,505
*	Angi, Inc.	239,432	3,883,587
	ATN International, Inc.	112,345	1,926,717
*	Bandwidth, Inc., Class A	200,126	2,783,753
*	Boston Omaha Corp., Class A	224,757	3,022,982
*	Bumble, Inc., Class A	713,954	5,554,562
*	BuzzFeed, Inc.	85,728	186,030
#	Cable One, Inc.	35,513	4,544,954
*	Cars.com, Inc.	494,537	6,364,691
*	DHI Group, Inc.	195,952	521,232
*	DoubleVerify Holdings, Inc.	593,920	9,098,854
#*	EchoStar Corp., Class A	45,089	1,469,450
	Entravision Communications Corp., Class A	274,604	606,875
*	Eventbrite, Inc., Class A	47,670	116,315
*	EW Scripps Co., Class A	551,096	1,647,777
*	Fluent, Inc.	1,541	3,529
*	Frontier Communications Parent, Inc.	1,224,698	44,995,405
*	Gaia, Inc.	122,644	515,105
*	Gambling.com Group Ltd.	27,809	293,941
*	Gannett Co., Inc.	472,089	1,798,659
*	GCI Liberty, Inc. (GLBKV US), Class C	147,705	4,911,191
*	GCI Liberty, Inc. (GLIBA US), Class A	24,967	824,910
	Gray Media, Inc.	669,195	3,018,069
*	Harte Hanks, Inc.	5,598	19,089
*	Integral Ad Science Holding Corp.	796,768	6,533,498
*	Intelligent Protection Management Corp.	1,133	2,243
	Interpublic Group of Cos., Inc.	1,030,583	25,352,342
*	IZEA Worldwide, Inc.	21,662	80,799
	John Wiley & Sons, Inc. (WLY US), Class A	146,468	5,653,665
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp. (LBRDA US), Class A	124,836	$7,631,225
*	Liberty Broadband Corp. (LBRDK US), Class C	738,525	45,286,353
*	Liberty Global Ltd. (LBTYA US), Class A	1,152,403	11,547,078
*	Liberty Global Ltd. (LBTYK US), Class C	1,057,607	10,819,320
*	Liberty Latin America Ltd. (LILA US), Class A	283,838	2,001,058
*	Liberty Latin America Ltd. (LILAK US), Class C	1,147,754	8,194,964
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	7,325	599,185
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	8,643	728,000
*	Lionsgate Studios Corp.	86,077	509,576
*	Magnite, Inc.	72,801	1,675,151
	Marcus Corp.	181,036	2,963,559
	National CineMedia, Inc.	253,542	1,219,537
	Nexstar Media Group, Inc.	244,158	45,684,403
#*	Nextdoor Holdings, Inc.	56,225	98,394
#	Omnicom Group, Inc.	88,551	6,380,100
	Paramount Global (PARA US), Class B	30,405	382,191
	Paramount Global (PARAA US), Class A	512	9,774
*	Playstudios, Inc.	72,410	83,271
*	PubMatic, Inc., Class A	288,667	3,466,891
*	Reservoir Media, Inc.	144,222	1,145,123
	Saga Communications, Inc., Class A	47,086	593,284
	Scholastic Corp.	214,121	5,282,365
	Shenandoah Telecommunications Co.	334,971	4,917,374

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Shutterstock, Inc.	75,738	$1,451,140
#	Sinclair, Inc.	158,635	2,293,862
#	Sirius XM Holdings, Inc.	53,492	1,129,751
#*	Sphere Entertainment Co.	231,847	9,981,013
	Spok Holdings, Inc.	148,981	2,732,312
*	Starz Entertainment Corp.	5,738	83,488
	Sunrise Communications AG, ADR, Class A	250,255	13,278,530
*	Teads Holding Co.	70,312	177,889
*	TechTarget, Inc.	11,911	86,236
	TEGNA, Inc.	1,284,425	21,449,897
	Telephone & Data Systems, Inc.	783,985	30,606,774
	Townsquare Media, Inc., Class A	5,401	37,213
*	TripAdvisor, Inc.	531,288	9,292,227
*	TrueCar, Inc.	427,208	781,791
*	U.S. Cellular Corp.	400,863	29,234,939
*	Urban One, Inc. (UONEK US)	93,199	60,812
*	Vimeo, Inc.	781,068	2,960,248
#*	Vivid Seats, Inc., Class A	196,947	305,268
*	WideOpenWest, Inc.	131,801	444,169
*	Yelp, Inc.	231,055	7,955,224
*	Zedge, Inc., Class B	17,114	68,798
*	Ziff Davis, Inc.	316,053	9,835,569
*	ZoomInfo Technologies, Inc.	1,467,380	15,891,725
TOTAL COMMUNICATION SERVICES			459,404,060
CONSUMER DISCRETIONARY — (13.2%)
#*	1-800-Flowers.com, Inc., Class A	324,805	1,919,598
*	1stdibs.com, Inc.	60,949	168,219
*	Abercrombie & Fitch Co., Class A	152,445	14,637,769
#	Academy Sports & Outdoors, Inc.	525,218	26,675,822
*	Adient PLC	555,213	11,903,767
	ADT, Inc.	3,693,482	30,840,575
*	Adtalem Global Education, Inc.	296,323	33,860,829
#	Advance Auto Parts, Inc.	423,548	22,477,692
	A-Mark Precious Metals, Inc.	193,949	4,127,235
	AMCON Distributing Co.	2,433	267,606
*	American Axle & Manufacturing Holdings, Inc.	939,799	4,182,106
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	American Eagle Outfitters, Inc.	1,404,778	$15,171,602
*	American Outdoor Brands, Inc.	114,681	1,079,148
*	American Public Education, Inc.	131,041	3,868,330
#*	America's Car-Mart, Inc.	60,358	2,718,524
*	Aptiv PLC	174,088	11,949,400
	Aramark	469,666	19,988,985
*	Ark Restaurants Corp.	34,043	292,770
#	Arko Corp.	397,047	1,655,686
*	Asbury Automotive Group, Inc.	143,360	31,843,123
	Autoliv, Inc.	109,781	12,246,071
*	AutoNation, Inc.	242,314	46,679,369
*	Barnes & Noble Education, Inc.	7,933	70,048
	Bassett Furniture Industries, Inc.	86,728	1,372,037
*	Beazer Homes USA, Inc.	156,456	3,676,716
*	Biglari Holdings, Inc. (BH US), Class B	15,476	4,771,560
*	Biglari Holdings, Inc. (BH/A US), Class A	943	1,401,298
*	BJ's Restaurants, Inc.	170,951	6,056,794
	BorgWarner, Inc.	1,684,556	61,991,661
	Brightstar Lottery PLC	11,003	163,285
	Brunswick Corp.	414,942	24,186,969
*	Caesars Entertainment, Inc.	152,897	4,079,292
	Caleres, Inc.	263,897	3,623,306
*	Capri Holdings Ltd.	175,449	3,191,417
*	CarMax, Inc.	24,180	1,368,830
	Carriage Services, Inc.	43,289	1,944,542
	Carter's, Inc.	261,989	6,350,613
	Cato Corp., Class A	188,545	531,697
*	Cavco Industries, Inc.	1,287	519,523
*	Century Casinos, Inc.	3,295	7,776
	Century Communities, Inc.	247,539	13,933,970
*	Champion Homes, Inc.	100,350	6,111,315
*	Chegg, Inc.	302,887	396,782
*	Citi Trends, Inc.	42,965	1,311,292
	Clarus Corp.	280,165	1,008,594
#	Columbia Sportswear Co.	186,398	10,544,535
#*	ContextLogic, Inc., Class A	16,850	126,207
#	Cracker Barrel Old Country Store, Inc.	158,514	9,827,868
	Cricut, Inc., Class A	120,042	588,206
#*	Crocs, Inc.	131,199	13,084,476
	Crown Crafts, Inc.	34,975	97,580
*	Culp, Inc.	90,859	386,151
	Dana, Inc.	1,073,669	17,092,810

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Designer Brands, Inc., Class A	293,429	$827,470
*	Destination XL Group, Inc.	198,512	258,066
#	Dillard's, Inc., Class A	19,922	9,302,179
*	Dorman Products, Inc.	135,405	16,332,551
#*	Dream Finders Homes, Inc., Class A	121,008	3,063,923
*	Duluth Holdings, Inc., Class B	202,526	425,305
*	El Pollo Loco Holdings, Inc.	358,203	3,689,491
	Escalade, Inc.	38,169	469,097
	Ethan Allen Interiors, Inc.	228,482	6,801,909
#*	Figs, Inc., Class A	684,653	4,450,245
#*	First Watch Restaurant Group, Inc.	380,983	6,587,196
	Flanigan's Enterprises, Inc.	3,498	111,936
	Flexsteel Industries, Inc.	40,142	1,365,229
*	Foot Locker, Inc.	693,102	17,355,274
*	Fox Factory Holding Corp.	21,918	665,650
*	Funko, Inc., Class A	364,907	1,401,243
	Gap, Inc.	2,473,274	48,129,912
*	Genesco, Inc.	86,756	2,087,349
*	Gentherm, Inc.	195,491	6,263,532
*	G-III Apparel Group Ltd.	332,138	7,838,457
*	Global Business Travel Group I	132,950	854,869
	Golden Entertainment, Inc.	7,107	199,849
*	Good Times Restaurants, Inc.	24,349	34,819
*	Goodyear Tire & Rubber Co.	2,028,152	20,849,403
	Graham Holdings Co., Class B	27,808	26,533,837
*	Green Brick Partners, Inc.	190,182	11,779,873
	Group 1 Automotive, Inc.	52,933	21,816,336
*	GrowGeneration Corp.	334,375	329,359
#	Guess?, Inc.	398,245	5,177,185
	Hamilton Beach Brands Holding Co., Class A	50,085	779,823
	Harley-Davidson, Inc.	921,114	22,410,704
	Haverty Furniture Cos., Inc. (HVT US)	128,774	2,656,608
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	844	17,445
*	Helen of Troy Ltd.	105,254	2,313,483
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Hilton Grand Vacations, Inc.	576,653	$25,845,587
*	Holley, Inc.	234,175	487,084
	Hooker Furnishings Corp.	81,129	766,669
*	Hovnanian Enterprises, Inc., Class A	20,336	2,429,542
*	iRobot Corp.	179,573	756,002
	J Jill, Inc.	39,080	612,774
	JAKKS Pacific, Inc.	81,678	1,446,517
	Jerash Holdings U.S., Inc.	25,144	84,735
	Johnson Outdoors, Inc., Class A	68,403	2,270,980
	KB Home	221,451	12,237,382
#	Kohl's Corp.	739,068	8,011,497
#	Krispy Kreme, Inc.	942,455	3,411,687
#	Lakeland Industries, Inc.	68,521	953,127
*	Lands' End, Inc.	202,403	2,374,187
*	Latham Group, Inc.	426,441	2,891,270
*	Laureate Education, Inc.	1,018,223	23,011,840
	La-Z-Boy, Inc.	330,425	11,885,387
	LCI Industries	186,020	17,671,900
	Lear Corp.	388,602	36,641,283
*	Legacy Housing Corp.	116,637	2,610,336
*	LGI Homes, Inc.	181,075	9,645,865
*	Life Time Group Holdings, Inc.	302,883	8,698,800
	Lifetime Brands, Inc.	147,247	647,887
*	Lincoln Educational Services Corp.	56,396	1,289,777
	Lithia Motors, Inc.	197,965	57,013,920
*	Live Ventures, Inc.	1,033	15,826
	LKQ Corp.	648,104	19,099,625
*	Lovesac Co.	112,959	2,034,392
*	M/I Homes, Inc.	132,543	15,930,343
#	Macy's, Inc.	2,396,220	30,264,259
*	Malibu Boats, Inc., Class A	145,127	4,834,180
	Marine Products Corp.	69,167	594,145
*	MarineMax, Inc.	170,741	3,872,406
#	Marriott Vacations Worldwide Corp.	252,324	18,790,568
#*	MasterCraft Boat Holdings, Inc.	122,020	2,359,867
*	Mattel, Inc.	1,541,521	26,221,272
#	Matthews International Corp., Class A	229,777	5,397,462
	Meritage Homes Corp.	504,272	33,957,676
*	MGM Resorts International	53,816	1,961,593
*	Mister Car Wash, Inc.	718,974	4,152,075
#*	Mobileye Global, Inc., Class A	783,392	11,155,502
*	Mohawk Industries, Inc.	465,585	53,314,138

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Monarch Casino & Resort, Inc.	13,472	$1,387,077
	Monro, Inc.	218,446	3,078,996
*	Motorcar Parts of America, Inc.	144,967	1,503,308
	Movado Group, Inc.	122,217	1,895,586
#*	National Vision Holdings, Inc.	579,792	14,065,754
	Newell Brands, Inc.	3,086,209	17,313,632
*	ODP Corp.	232,199	4,142,430
#*	OneWater Marine, Inc., Class A	108,976	1,671,692
#*	Outdoor Holding Co.	42,549	50,208
#	Oxford Industries, Inc.	111,570	4,259,743
#	Patrick Industries, Inc.	256,819	24,973,080
#	Penske Automotive Group, Inc.	148,847	24,918,476
	Perdoceo Education Corp.	586,437	16,877,657
#*	Petco Health & Wellness Co., Inc.	1,297,129	3,904,358
*	PetMed Express, Inc.	120,821	376,962
	Phinia, Inc.	322,561	16,353,843
#	Polaris, Inc.	54,964	2,908,145
#*	Portillo's, Inc., Class A	464,441	4,625,832
*	Pursuit Attractions & Hospitality, Inc.	9,673	292,512
#	PVH Corp.	402,433	29,546,631
#	RCI Hospitality Holdings, Inc.	70,531	2,527,126
	Rocky Brands, Inc.	60,462	1,581,686
*	Sally Beauty Holdings, Inc.	750,586	7,310,708
#	Shoe Carnival, Inc.	220,018	4,501,568
#	Signet Jewelers Ltd.	342,699	27,107,491
	Smith & Wesson Brands, Inc.	346,218	2,752,433
*	Solo Brands, Inc., Class A	7	103
	Sonic Automotive, Inc., Class A	188,118	13,610,337
*	Sportsman's Warehouse Holdings, Inc.	94,805	319,493
	Standard Motor Products, Inc.	172,929	5,250,124
#	Steven Madden Ltd.	381,545	9,158,988
#*	Stitch Fix, Inc., Class A	8,027	37,968
*	Stoneridge, Inc.	175,153	1,348,678
	Strategic Education, Inc.	180,618	13,391,922
*	Strattec Security Corp.	30,476	1,934,007
	Sturm Ruger & Co., Inc.	71,623	2,446,642
	Superior Group of Cos., Inc.	119,567	1,153,822
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tandy Leather Factory, Inc.	5,876	$20,684
*	Target Hospitality Corp.	120,943	917,957
*	Taylor Morrison Home Corp.	814,183	48,264,768
#	Thor Industries, Inc.	390,679	35,547,882
*	Tile Shop Holdings, Inc.	321,528	2,028,842
#*	Tilly's, Inc., Class A	163,133	292,008
	Toll Brothers, Inc.	630,143	74,583,725
*	Topgolf Callaway Brands Corp.	1,297,526	12,002,115
*	Traeger, Inc.	69,752	112,998
*	Tri Pointe Homes, Inc.	737,983	22,729,876
*	Under Armour, Inc. (UA US), Class C	1,557,218	9,810,473
#*	Under Armour, Inc. (UAA US), Class A	1,528,904	10,151,923
*	Unifi, Inc.	136,663	620,450
*	Universal Electronics, Inc.	92,363	560,643
#	Upbound Group, Inc.	369,216	7,618,772
*	Urban Outfitters, Inc.	232,397	17,494,846
#*	Vera Bradley, Inc.	214,175	413,358
*	Victoria's Secret & Co.	318,924	5,995,771
*	Visteon Corp.	142,387	15,826,315
	Weyco Group, Inc.	79,851	2,322,067
#	Whirlpool Corp.	218,097	18,110,775
	Winnebago Industries, Inc.	220,476	6,552,547
*	Zumiez, Inc.	152,082	2,085,044
TOTAL CONSUMER DISCRETIONARY			1,781,845,204
CONSUMER STAPLES — (5.4%)
	Alico, Inc.	54,887	1,771,752
	Andersons, Inc.	283,895	10,197,508
#	B&G Foods, Inc.	577,218	2,366,594
#*	Boston Beer Co., Inc. , Class A	49,766	10,305,543
*	Bridgford Foods Corp.	1,732	13,181
	Bunge Global SA	803,975	64,125,046
	Calavo Growers, Inc.	130,558	3,433,675
	Cal-Maine Foods, Inc.	346,236	38,480,669
#	Campbell's Co.	867,728	27,697,878
#*	Central Garden & Pet Co. (CENT US)	96,135	3,751,188
*	Central Garden & Pet Co. (CENTA US), Class A	405,800	14,414,016
*	Coffee Holding Co., Inc.	10,036	41,248
	Conagra Brands, Inc.	3,289,328	60,063,129
*	Coty, Inc., Class A	520,638	2,525,094
*	Darling Ingredients, Inc.	1,163,849	37,685,431

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Dole PLC	549,247	$7,821,277
	Edgewell Personal Care Co.	385,569	9,727,906
*	Farmer Bros Co.	99,790	164,654
	Flowers Foods, Inc.	538,031	8,527,791
	Fresh Del Monte Produce, Inc.	404,864	15,218,838
*	Grocery Outlet Holding Corp.	705,826	9,295,728
*	Hain Celestial Group, Inc.	445,285	699,097
*	HF Foods Group, Inc.	97,909	265,333
*	Honest Co., Inc.	59,362	273,659
	Ingles Markets, Inc., Class A	121,249	7,630,200
	Ingredion, Inc.	452,120	59,471,865
	J&J Snack Foods Corp.	51,423	5,805,142
	J.M. Smucker Co.	463,300	49,730,622
	John B Sanfilippo & Son, Inc.	39,354	2,491,502
	Lifevantage Corp.	358	4,493
*	Lifeway Foods, Inc.	63,133	1,592,214
	Limoneira Co.	106,776	1,567,472
*	Mannatech, Inc.	1,106	9,069
*	Medifast, Inc.	5,876	80,913
	MGP Ingredients, Inc.	86,525	2,446,927
*	Mission Produce, Inc.	392,088	4,838,366
#	Molson Coors Beverage Co., Class B	1,395,693	67,998,163
*	Natural Alternatives International, Inc.	43,065	157,187
	Natural Grocers by Vitamin Cottage, Inc.	112,629	4,267,513
*	Nature's Sunshine Products, Inc.	123,554	1,730,992
	Nu Skin Enterprises, Inc., Class A	95,379	799,276
	Oil-Dri Corp. of America	100,001	5,640,056
#*	Olaplex Holdings, Inc.	65,616	91,206
*	Performance Food Group Co.	7,930	796,172
#	Pilgrim's Pride Corp.	204,980	9,714,002
*	Post Holdings, Inc.	180,409	19,089,076
	PriceSmart, Inc.	227,546	24,461,195
	Reynolds Consumer Products, Inc.	413,915	9,308,948
	Seaboard Corp.	6,428	20,358,633
*	Seneca Foods Corp. (SENEA US), Class A	55,353	5,797,120
*»	Seneca Foods Corp. (SENEB US), Class B	289	30,836
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Simply Good Foods Co.	692,344	$21,088,798
	SpartanNash Co.	146,700	3,893,418
	Spectrum Brands Holdings, Inc.	213,153	11,405,817
#	Tootsie Roll Industries, Inc.	95,303	3,614,843
*	TreeHouse Foods, Inc.	428,258	8,231,119
*	United Natural Foods, Inc.	439,620	12,151,097
	Universal Corp.	209,895	11,432,981
*	USANA Health Sciences, Inc.	133,313	3,918,069
	Utz Brands, Inc.	270,022	3,518,387
	Village Super Market, Inc., Class A	105,957	3,644,921
#	Weis Markets, Inc.	224,531	16,258,290
TOTAL CONSUMER STAPLES			733,933,135
ENERGY — (8.4%)
*	Amplify Energy Corp.	367,711	1,397,302
*	Antero Resources Corp.	1,001,056	34,966,886
#	APA Corp.	2,417,109	46,626,033
	Archrock, Inc.	941,661	21,997,201
	Ardmore Shipping Corp.	324,139	3,526,632
#	Atlas Energy Solutions, Inc.	257,510	3,347,630
	Berry Corp.	553,459	1,671,446
*	Bristow Group, Inc.	210,415	7,274,047
	Cactus, Inc., Class A	90,152	3,814,331
	California Resources Corp.	504,830	24,322,709
	Chord Energy Corp. (CHRD US)	43,054	4,750,148
	Civitas Resources, Inc.	425,151	12,907,584
*	Clean Energy Fuels Corp.	1,526,760	3,099,323
*	CNX Resources Corp.	1,172,777	35,546,871
#*	Comstock Resources, Inc.	2,044,389	36,533,231
*	Comstock, Inc.	5,664	18,578
#	Core Laboratories, Inc.	199,511	2,182,650
	Core Natural Resources, Inc.	335,487	24,762,295
	Crescent Energy Co., Class A	1,519,400	14,039,256
	Delek U.S. Holdings, Inc.	131,886	2,950,290
	DHT Holdings, Inc.	1,291,082	14,318,099
*	DMC Global, Inc.	172,615	1,396,455
	Dorian LPG Ltd.	342,554	9,862,130
*	DT Midstream, Inc.	326,475	33,538,777

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Energy Services of America Corp.	45,821	$500,824
	Epsilon Energy Ltd.	72,082	450,512
	Evolution Petroleum Corp.	256,465	1,238,726
*	Expro Group Holdings NV	767,134	8,269,705
*	Forum Energy Technologies, Inc.	87,728	1,729,119
	FutureFuel Corp.	316,924	1,283,542
*	Geospace Technologies Corp.	83,213	1,348,883
*	Gran Tierra Energy, Inc. (GTE US)	3,136	14,049
	Granite Ridge Resources, Inc.	238,244	1,236,486
#*	Green Plains, Inc.	284,409	2,352,062
*	Gulf Island Fabrication, Inc.	118,659	797,388
*	Gulfport Energy Corp.	71,908	12,521,340
*	Helix Energy Solutions Group, Inc.	1,185,229	7,028,408
	Helmerich & Payne, Inc.	725,983	11,768,184
	HF Sinclair Corp.	1,447,378	63,597,789
*	Innovex International, Inc.	440,449	7,232,173
#	International Seaways, Inc.	393,692	15,708,311
	Kodiak Gas Services, Inc.	369,938	11,960,096
#*	Kosmos Energy Ltd.	1,113,250	2,393,487
	Liberty Energy, Inc.	1,267,506	15,641,024
	Magnolia Oil & Gas Corp., Class A	1,058,693	25,218,067
*	Mammoth Energy Services, Inc.	253,763	659,784
	Matador Resources Co.	932,173	46,496,789
	Mexco Energy Corp.	1,995	16,459
#	Murphy Oil Corp.	1,152,207	28,586,256
#*	Nabors Industries Ltd.	57,339	1,994,250
	NACCO Industries, Inc., Class A	49,547	1,878,822
*	National Energy Services Reunited Corp.	17,755	118,426
*	Natural Gas Services Group, Inc.	101,538	2,446,050
*	NCS Multistage Holdings, Inc.	1,837	55,937
#	Noble Corp. PLC	325,428	8,724,725
#	Nordic American Tankers Ltd.	1,552,309	4,330,942
#	Northern Oil & Gas, Inc.	711,465	20,034,854
	NOV, Inc.	2,752,838	34,630,702
		Shares	Value†
ENERGY — (Continued)
*	Oceaneering International, Inc.	353,459	$7,670,060
*	Oil States International, Inc.	456,949	2,280,176
	Ovintiv, Inc.	1,693,529	69,739,524
*	Par Pacific Holdings, Inc.	308,595	9,683,711
	Patterson-UTI Energy, Inc.	2,780,086	16,430,308
	PBF Energy, Inc., Class A	866,426	19,581,228
#	Peabody Energy Corp.	940,503	15,189,123
	Permian Resources Corp.	5,071,240	71,808,758
*	PrimeEnergy Resources Corp.	10,119	1,705,760
*	ProPetro Holding Corp.	770,375	4,129,210
	Range Resources Corp.	880,616	32,336,220
	Ranger Energy Services, Inc., Class A	163,267	2,186,145
*	REX American Resources Corp.	165,108	8,631,846
#	Riley Exploration Permian, Inc.	61,695	1,618,877
#	RPC, Inc.	1,555,154	7,231,466
	SandRidge Energy, Inc.	273,818	2,844,969
	Scorpio Tankers, Inc.	404,504	18,287,626
*	SEACOR Marine Holdings, Inc.	190,165	950,825
#*	Seadrill Ltd.	472,739	13,785,069
	Select Water Solutions, Inc.	837,020	8,060,503
#	SFL Corp. Ltd.	1,075,571	9,873,742
	Sitio Royalties Corp., Class A	379,714	6,899,403
	SM Energy Co.	889,889	24,552,038
	Smart Sand, Inc.	190,815	389,263
*	Stabilis Solutions, Inc.	586	2,696
*	Talos Energy, Inc.	1,311,063	11,209,589
	Teekay Corp. Ltd.	672,713	4,843,534
	Teekay Tankers Ltd., Class A	237,682	10,065,833
*	TETRA Technologies, Inc.	514,097	2,107,798
*	Tidewater, Inc.	196,118	9,807,861
*	TOP Ships, Inc.	1,650	9,520
#*	Transocean Ltd.	5,870,230	17,141,072
	VAALCO Energy, Inc.	720,336	2,679,650
#*	Valaris Ltd.	392,456	19,085,135
#*	Vital Energy, Inc.	116,994	2,186,618
#	Vitesse Energy, Inc.	208,733	4,994,981
	World Kinect Corp.	465,365	12,690,504
TOTAL ENERGY			1,139,804,716

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (28.3%)
	1st Source Corp.	200,764	$12,009,702
*	Acacia Research Corp.	411,459	1,456,565
	ACNB Corp.	45,805	1,928,391
	Affiliated Managers Group, Inc.	6,948	1,458,177
	Affinity Bancshares, Inc.	6,529	124,051
	Alerus Financial Corp.	70,447	1,489,250
	Ally Financial, Inc.	2,167,576	82,042,752
	Amalgamated Financial Corp.	215,076	6,235,053
*	Ambac Financial Group, Inc.	381,606	3,205,490
	Amerant Bancorp, Inc.	190,061	3,668,177
	American Coastal Insurance Corp.	43,849	456,468
	Ameris Bancorp	526,081	35,957,636
	AmeriServ Financial, Inc.	127,994	359,663
	Ames National Corp.	53,958	973,942
	Arrow Financial Corp.	115,759	3,102,341
	Associated Banc-Corp.	1,282,516	31,729,446
	Associated Capital Group, Inc., Class A	18,218	674,430
	Assured Guaranty Ltd.	378,652	32,026,386
	Atlantic Union Bankshares Corp.	991,668	31,435,876
*	Atlanticus Holdings Corp.	98,078	4,867,611
	Auburn National BanCorp, Inc.	1,419	39,675
	Axis Capital Holdings Ltd.	358,065	33,600,820
*	Axos Financial, Inc.	415,424	35,871,862
#	Banc of California, Inc.	579,852	8,419,451
	Bank First Corp.	7,300	867,386
	Bank of Hawaii Corp.	68,808	4,257,839
	Bank of Marin Bancorp	111,369	2,522,508
	Bank of NT Butterfield & Son Ltd.	226,269	10,297,502
	Bank of the James Financial Group, Inc.	3,940	53,978
	Bank OZK	879,137	43,341,454
	Bank7 Corp.	33,306	1,475,123
	BankFinancial Corp.	141,531	1,573,825
	BankUnited, Inc.	531,172	19,371,843
	Bankwell Financial Group, Inc.	44,663	1,782,054
	Banner Corp.	244,435	15,173,303
	Bar Harbor Bankshares	106,703	3,098,655
	BayCom Corp.	85,330	2,304,763
	BCB Bancorp, Inc.	117,652	983,571
		Shares	Value†
FINANCIALS — (Continued)
#	Berkshire Hills Bancorp, Inc.	347,428	$8,560,626
*	Blue Foundry Bancorp	154,479	1,320,795
*	Blue Ridge Bankshares, Inc.	61,328	225,074
	BOK Financial Corp.	450,624	45,751,855
	Bread Financial Holdings, Inc.	378,727	23,215,965
*	Bridgewater Bancshares, Inc.	145,883	2,269,939
*	Brighthouse Financial, Inc.	447,913	21,432,637
*	Broadway Financial Corp.	6,851	56,110
	Brookline Bancorp, Inc.	690,775	7,128,798
	Burke & Herbert Financial Services Corp.	41,237	2,391,334
	Business First Bancshares, Inc.	121,982	2,897,073
*	BV Financial, Inc.	14,589	228,172
	Byline Bancorp, Inc.	310,874	8,175,986
	C&F Financial Corp.	22,203	1,417,662
	Cadence Bank	1,433,853	49,969,777
*	California BanCorp	27,431	411,191
»	California First Leasing Corp.	383	7,430
	Camden National Corp.	116,820	4,405,282
	Capital Bancorp, Inc.	67,268	2,117,597
	Capital City Bank Group, Inc.	139,298	5,514,808
	Capitol Federal Financial, Inc.	931,158	5,605,571
*	Carter Bankshares, Inc.	159,290	2,768,460
*	Carver Bancorp, Inc.	3,882	8,230
	Cass Information Systems, Inc.	1,939	77,579
	Cathay General Bancorp	509,923	23,058,718
	CB Financial Services, Inc.	2,041	64,608
	Central Pacific Financial Corp.	191,391	5,102,484
	CF Bankshares, Inc.	2,987	70,493
	Chemung Financial Corp.	30,824	1,559,694
	ChoiceOne Financial Services, Inc.	16,454	483,748
	Citizens & Northern Corp.	107,176	2,038,488
	Citizens Community Bancorp, Inc.	28,545	420,753
	Citizens Financial Services, Inc.	1,525	81,877

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	City Holding Co.	9,793	$1,195,725
	Civista Bancshares, Inc.	107,828	2,099,411
	CNB Financial Corp.	169,771	3,896,244
	CNO Financial Group, Inc.	721,123	26,566,171
	Cohen & Co., Inc.	2,487	28,737
	Colony Bankcorp, Inc.	112,634	1,846,071
	Columbia Banking System, Inc.	1,042,627	24,814,523
*	Columbia Financial, Inc.	276,094	3,972,993
	Comerica, Inc.	892,098	60,279,062
	Community Financial System, Inc.	297,998	15,704,495
	Community Trust Bancorp, Inc.	161,465	8,715,881
	Community West Bancshares	111,656	2,149,378
	ConnectOne Bancorp, Inc.	366,722	8,445,608
*	Consumer Portfolio Services, Inc.	213,629	1,687,669
*	Customers Bancorp, Inc.	246,050	15,685,687
	CVB Financial Corp.	953,398	17,819,009
	Diamond Hill Investment Group, Inc.	1,518	205,795
	DigitalBridge Group, Inc.	285,326	3,064,401
	Dime Community Bancshares, Inc.	296,635	8,219,756
#	Dominari Holdings, Inc.	3,827	17,413
	Donegal Group, Inc. (DGICA US), Class A	269,955	4,629,728
	Eagle Bancorp Montana, Inc.	32,573	525,077
	Eagle Bancorp, Inc.	210,346	3,384,467
	Eastern Bankshares, Inc.	1,226,234	18,945,315
*	eHealth, Inc.	205,603	699,050
	Employers Holdings, Inc.	198,247	8,183,636
#	Enact Holdings, Inc.	295,778	10,281,243
*	Encore Capital Group, Inc.	214,818	7,922,488
*	Enova International, Inc.	139,660	14,602,850
	Enterprise Financial Services Corp.	260,109	14,355,416
	Equity Bancshares, Inc., Class A	121,954	4,583,031
	Essent Group Ltd.	737,908	41,315,469
	Everest Group Ltd.	14,422	4,842,908
		Shares	Value†
FINANCIALS — (Continued)
#*	EZCORP, Inc., Class A	400,915	$5,741,103
	F&G Annuities & Life, Inc.	53,829	1,717,683
#	Farmers & Merchants Bancorp, Inc.	21,747	522,145
	Farmers National Banc Corp.	253,173	3,427,962
	FB Financial Corp.	419,755	20,467,254
	Federal Agricultural Mortgage Corp. (AGM US), Class C	65,784	11,332,610
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	301	38,528
	Fidelis Insurance Holdings Ltd.	178,494	2,697,044
	Fidelity D&D Bancorp, Inc.	1,845	74,612
*	Finance of America Cos., Inc., Class A	7,339	158,009
	Financial Institutions, Inc.	139,051	3,544,410
	Finward Bancorp	2,970	82,358
*	Finwise Bancorp	4,384	78,342
	First American Financial Corp.	698,681	41,955,794
	First BanCorp	1,258,317	26,210,743
	First Bancorp, Inc.	78,661	1,983,044
	First Bancorp/Southern Pines NC	291,043	14,578,344
	First Bank	130,849	1,949,650
	First Busey Corp.	675,622	15,079,883
	First Business Financial Services, Inc.	76,778	3,656,168
	First Capital, Inc.	520	18,470
	First Commonwealth Financial Corp.	803,569	13,266,924
	First Community Bankshares, Inc.	173,481	6,332,057
	First Community Corp.	28,414	703,957
	First Financial Bancorp	761,837	18,466,929
	First Financial Corp.	83,564	4,474,852
*»	First Financial Northwest, Inc.	82,917	99,500
#*	First Foundation, Inc.	570,268	2,777,205
	First Hawaiian, Inc.	904,951	21,945,062
	First Horizon Corp.	3,817,933	83,269,119
	First Internet Bancorp	60,753	1,332,313
	First Interstate BancSystem, Inc., Class A	715,065	20,586,721
	First Merchants Corp.	414,569	15,803,370

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Mid Bancshares, Inc.	154,312	$5,859,227
	First Northwest Bancorp	67,736	518,180
	First Savings Financial Group, Inc.	5,315	135,958
	First United Corp.	44,311	1,456,503
*	First Western Financial, Inc.	52,262	1,131,211
*	Firstsun Capital Bancorp	12,327	438,225
	Five Star Bancorp	31,027	933,602
	Flagstar Financial, Inc.	9,641	108,847
	Flushing Financial Corp.	232,315	2,785,457
*	Flywire Corp.	140,218	1,526,974
	FNB Corp.	2,547,855	39,033,139
	Franklin Financial Services Corp.	3,364	135,233
#	Franklin Resources, Inc.	2,540,945	60,982,680
	FS Bancorp, Inc.	67,176	2,625,910
	Fulton Financial Corp.	1,423,950	25,559,902
#*	Fundamental Global, Inc.	2,004	41,663
#*	FVCBankcorp, Inc.	55,112	705,985
*	Genworth Financial, Inc.	3,371,765	26,502,073
	German American Bancorp, Inc.	200,380	7,698,600
	Glacier Bancorp, Inc.	4,071	178,432
	Globe Life, Inc.	313,778	44,076,396
*	GoHealth, Inc., Class A	6,869	42,107
	Great Southern Bancorp, Inc.	107,469	6,119,285
*	Green Dot Corp., Class A	371,816	3,762,778
*	Greenlight Capital Re Ltd., Class A	296,779	3,858,127
	Guaranty Bancshares, Inc.	76,459	3,334,377
*	Hamilton Insurance Group Ltd., Class B	35,602	765,087
	Hancock Whitney Corp.	667,108	39,839,690
	Hanmi Financial Corp.	214,751	4,898,470
	Hanover Bancorp, Inc.	3,292	68,507
	HarborOne Bancorp, Inc.	275,786	3,262,548
	Hawthorn Bancshares, Inc.	1,225	34,937
	HBT Financial, Inc.	65,564	1,630,577
	Hennessy Advisors, Inc.	3,114	38,800
	Heritage Commerce Corp.	428,750	3,965,938
		Shares	Value†
FINANCIALS — (Continued)
	Heritage Financial Corp.	244,551	$5,512,180
*	Heritage Global, Inc.	7,421	15,955
*	Heritage Insurance Holdings, Inc.	195,019	4,112,951
	Hilltop Holdings, Inc.	474,239	14,037,474
#	Hingham Institution For Savings	4,157	1,017,966
	Home Bancorp, Inc.	56,815	2,970,856
	Home BancShares, Inc.	776,553	21,867,732
*	HomeStreet, Inc.	90,718	1,186,591
	HomeTrust Bancshares, Inc.	89,314	3,470,742
	Hope Bancorp, Inc.	939,184	9,382,448
	Horace Mann Educators Corp.	290,708	12,363,811
	Horizon Bancorp, Inc.	305,597	4,733,698
	Independent Bank Corp. (IBCP US)	160,637	4,907,460
	Independent Bank Corp. (INDB US)	347,606	22,090,361
	International Bancshares Corp.	597,004	40,703,733
*	International Money Express, Inc.	5,672	50,991
	Invesco Ltd.	3,072,948	64,562,637
	Investar Holding Corp.	57,382	1,245,189
	Investors Title Co.	13,443	2,839,430
	Jackson Financial, Inc., Class A	560,436	49,071,776
	James River Group Holdings Ltd.	139,278	793,885
	Janus Henderson Group PLC	1,072,421	46,435,829
	Jefferies Financial Group, Inc.	140,918	8,125,332
	Kearny Financial Corp.	446,243	2,646,221
	Kemper Corp.	328,845	20,253,564
*	Kestrel Group Ltd.	19,342	525,716
*	Lake Shore Bancorp, Inc.	550	6,771
	Lakeland Financial Corp.	8,204	519,887
	Landmark Bancorp, Inc.	5,479	133,085
	LCNB Corp.	64,093	946,013
*	LendingClub Corp.	793,570	12,371,756
	Lincoln National Corp.	241,227	9,193,161
	Live Oak Bancshares, Inc.	214,055	6,766,279
	Magyar Bancorp, Inc.	2,641	44,580
	MainStreet Bancshares, Inc.	14,242	287,688
	Mercantile Bank Corp.	131,599	6,012,758
	Merchants Bancorp	190,940	5,594,542

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Mercury General Corp.	395,152	$27,364,276
	Meridian Corp.	41,334	608,850
	Metrocity Bankshares, Inc.	62,234	1,717,658
*	Metropolitan Bank Holding Corp.	59,461	4,194,379
	MGIC Investment Corp.	1,849,492	47,901,843
	Mid Penn Bancorp, Inc.	95,359	2,617,605
	Middlefield Banc Corp.	649	18,075
	Midland States Bancorp, Inc.	161,622	2,741,109
	MidWestOne Financial Group, Inc.	142,875	3,934,778
*	Mr. Cooper Group, Inc.	464,321	72,304,066
	MVB Financial Corp.	72,416	1,646,740
	National Bank Holdings Corp., Class A	296,731	10,996,851
	National Bankshares, Inc.	25,672	712,655
	Navient Corp.	1,158,147	14,986,422
#	NBT Bancorp, Inc.	380,903	15,761,766
	Nelnet, Inc., Class A	236,090	29,456,949
*	NerdWallet, Inc., Class A	117,617	1,245,564
*	NI Holdings, Inc.	60,497	770,732
	Nicolet Bankshares, Inc.	103,993	13,415,097
*	NMI Holdings, Inc.	652,789	24,362,085
	Northeast Bank	63,970	6,343,905
	Northeast Community Bancorp, Inc.	51,852	1,071,262
	Northfield Bancorp, Inc.	332,695	3,543,202
	Northrim BanCorp, Inc.	57,569	4,808,739
#	Northwest Bancshares, Inc.	995,135	11,643,080
#	Norwood Financial Corp.	15,643	379,186
	Oak Valley Bancorp	15,739	419,444
	OceanFirst Financial Corp.	418,270	7,018,571
	OFG Bancorp	439,706	18,740,270
	Ohio Valley Banc Corp.	14,189	457,453
#*	Old Market Capital Corp.	43,400	249,984
	Old National Bancorp	2,321,423	49,005,240
	Old Point Financial Corp.	1,868	75,000
	Old Republic International Corp.	822,770	29,759,591
		Shares	Value†
FINANCIALS — (Continued)
	Old Second Bancorp, Inc.	326,738	$5,544,744
	OneMain Holdings, Inc.	787,085	45,485,642
*	Onity Group, Inc.	54,164	2,043,066
	OP Bancorp	82,461	1,055,501
*	Oportun Financial Corp.	203,402	1,246,854
	Oppenheimer Holdings, Inc., Class A	67,272	5,099,890
*	OptimumBank Holdings, Inc.	28,972	130,374
	Orange County Bancorp, Inc.	6,070	151,689
	Origin Bancorp, Inc.	189,680	6,932,804
	Orrstown Financial Services, Inc.	101,670	3,340,876
	Pacific Premier Bancorp, Inc.	682,680	14,793,676
	Park National Corp.	52,882	8,560,009
	Parke Bancorp, Inc.	80,286	1,657,906
	Pathfinder Bancorp, Inc.	806	11,792
	Pathward Financial, Inc.	133,778	10,116,961
*	Paysafe Ltd.	360,176	4,376,138
	PCB Bancorp	69,209	1,414,632
	Peapack-Gladstone Financial Corp.	136,401	3,475,497
	PennyMac Financial Services, Inc.	274,062	25,526,135
	Peoples Bancorp of North Carolina, Inc.	20,366	584,708
	Peoples Bancorp, Inc.	299,601	8,580,573
	Peoples Financial Services Corp.	29,967	1,459,693
	Pinnacle Financial Partners, Inc.	286,433	25,174,596
*	Pioneer Bancorp, Inc.	29,023	356,112
	Plumas Bancorp	7,361	303,715
*	Ponce Financial Group, Inc.	145,851	2,049,207
	Popular, Inc.	450,528	51,621,498
*	PRA Group, Inc.	274,454	4,171,701
	Preferred Bank	105,700	9,599,674
	Primis Financial Corp.	158,511	1,773,738
	Princeton Bancorp, Inc.	9,121	275,363
*	ProAssurance Corp.	350,766	8,334,200
	PROG Holdings, Inc.	50,729	1,615,211
	Prosperity Bancshares, Inc.	675,112	44,975,961
*	Provident Bancorp, Inc.	66,162	807,838
	Provident Financial Holdings, Inc.	48,431	742,205

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Services, Inc.	915,081	$16,672,776
	QCR Holdings, Inc.	142,828	10,140,788
	Radian Group, Inc.	758,065	24,720,500
	RBB Bancorp	127,454	2,308,192
	Red River Bancshares, Inc.	10,590	637,200
	Regional Management Corp.	95,361	3,169,800
	Reinsurance Group of America, Inc.	168,012	32,333,909
	RenaissanceRe Holdings Ltd.	165,466	40,330,683
	Renasant Corp.	690,310	25,292,958
#*	Repay Holdings Corp.	624,888	3,074,449
	Republic Bancorp, Inc., Class A	107,892	7,429,443
	Richmond Mutual BanCorp, Inc.	6,765	93,628
	Riverview Bancorp, Inc.	238,776	1,177,166
*»	Rubico, Inc.	825	1,584
	S&T Bancorp, Inc.	285,624	10,465,263
	Safety Insurance Group, Inc.	116,012	8,161,444
	SB Financial Group, Inc.	2,698	50,749
	Seacoast Banking Corp. of Florida	468,341	13,202,533
*	Security National Financial Corp., Class A	75,459	639,892
*	Selectquote, Inc.	358,152	630,348
	Shore Bancshares, Inc.	257,339	3,991,328
	Sierra Bancorp	103,227	3,026,616
	Simmons First National Corp., Class A	892,136	17,102,247
*	SiriusPoint Ltd.	804,663	15,779,441
	SmartFinancial, Inc.	112,704	3,861,239
	Sound Financial Bancorp, Inc.	476	21,920
	South Plains Financial, Inc.	82,557	3,063,690
*	Southern First Bancshares, Inc.	55,782	2,318,300
	Southern Missouri Bancorp, Inc.	76,358	4,130,204
	Southside Bancshares, Inc.	209,559	6,169,417
	SouthState Corp.	748,234	70,461,196
	Stellar Bancorp, Inc.	274,189	8,096,801
*††	Sterling Bancorp, Inc.	86,728	0
	Stewart Information Services Corp.	217,475	14,120,652
	Stock Yards Bancorp, Inc.	49,142	3,673,856
		Shares	Value†
FINANCIALS — (Continued)
*	StoneX Group, Inc.	47,068	$4,576,892
	Summit State Bank	10,474	128,202
	SWK Holdings Corp.	8,025	119,492
	Synovus Financial Corp.	398,896	18,843,847
*	Texas Capital Bancshares, Inc.	389,879	32,738,140
	TFS Financial Corp.	162,575	2,131,358
*	Third Coast Bancshares, Inc.	41,365	1,557,392
	Timberland Bancorp, Inc.	66,770	2,089,233
	Tiptree, Inc.	382,659	7,951,654
	Tompkins Financial Corp.	95,794	6,195,956
	Towne Bank	561,658	19,674,880
	TriCo Bancshares	233,558	9,603,905
#*	Triumph Financial, Inc.	118,401	6,715,705
	TrustCo Bank Corp.	163,612	5,490,819
	Trustmark Corp.	559,782	20,851,879
	U.S. Global Investors, Inc., Class A	3,324	7,944
	UMB Financial Corp.	335,910	36,946,741
	United Bancorp, Inc.	4,772	67,094
	United Bancshares, Inc.	5,053	148,306
	United Bankshares, Inc.	994,350	35,319,312
	United Community Banks, Inc.	935,483	28,532,231
	United Fire Group, Inc.	175,139	4,649,940
	United Security Bancshares	131,423	1,123,667
	Unity Bancorp, Inc.	74,071	3,637,627
	Universal Insurance Holdings, Inc.	220,152	5,204,393
	Univest Financial Corp.	331,684	9,565,767
#	Unum Group	681,671	48,950,795
	USCB Financial Holdings, Inc.	3,119	51,900
	Valley National Bancorp	4,322,295	40,067,684
*	Velocity Financial, Inc.	47,376	786,442
	Veritex Holdings, Inc.	372,816	11,825,724
	Virginia National Bankshares Corp.	8,223	303,182
	Virtus Investment Partners, Inc.	44,245	8,553,001
	Voya Financial, Inc.	215,735	15,101,450
	WaFd, Inc.	624,384	18,172,696
	Walker & Dunlop, Inc.	203,989	15,301,215
	Washington Trust Bancorp, Inc.	133,531	3,597,325
	Waterstone Financial, Inc.	193,859	2,580,263

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	1,152,226	$66,425,829
	WesBanco, Inc.	671,186	20,222,834
	West BanCorp, Inc.	114,387	2,057,822
	Westamerica BanCorp	83,659	4,007,266
	Western Alliance Bancorp	366,001	28,387,038
	Western New England Bancorp, Inc.	167,335	1,782,118
	Westwood Holdings Group, Inc.	40,836	713,813
	White Mountains Insurance Group Ltd.	19,855	35,496,769
	Wintrust Financial Corp.	285,148	36,493,241
*	World Acceptance Corp.	28,699	4,514,927
	WSFS Financial Corp.	461,271	25,296,102
	WVS Financial Corp.	111	1,350
	Zions Bancorp NA	1,140,924	61,176,345
TOTAL FINANCIALS			3,820,741,503
HEALTH CARE — (5.9%)
*	10X Genomics, Inc., Class A	8,557	115,092
#*	Absci Corp.	45,879	129,838
*	AC Immune SA	29,850	64,476
*	Acadia Healthcare Co., Inc.	587,664	12,793,445
*	AdaptHealth Corp.	908,342	8,147,828
*	Addus HomeCare Corp.	137,661	14,699,442
#*	Adverum Biotechnologies, Inc.	24,832	59,348
*	Agios Pharmaceuticals, Inc.	76,617	2,851,685
*	Alector, Inc.	8,530	12,710
*	Alkermes PLC	16,136	427,443
#*	Allogene Therapeutics, Inc.	327,948	403,376
*	Amedisys, Inc.	71,846	7,084,016
*	American Shared Hospital Services	38,407	96,786
*	American Well Corp., Class A	18,251	134,145
*	AMN Healthcare Services, Inc.	26,385	483,901
*	Amneal Pharmaceuticals, Inc.	25,607	200,247
*	Amphastar Pharmaceuticals, Inc.	237,234	4,970,052
*	AngioDynamics, Inc.	131,827	1,167,987
		Shares	Value†
HEALTH CARE — (Continued)
*	ANI Pharmaceuticals, Inc.	787	$49,856
*	Anika Therapeutics, Inc.	112,337	927,342
*	Annexon, Inc.	28,488	68,371
*	Aprea Therapeutics, Inc.	7,981	13,568
*	Astrana Health, Inc.	96,453	2,301,369
*	Astria Therapeutics, Inc.	11,380	78,750
*	Atea Pharmaceuticals, Inc.	358,093	1,303,458
*	Avanos Medical, Inc.	340,405	3,802,324
*	Avantor, Inc.	904,640	12,158,362
*	Azenta, Inc.	396,136	12,953,647
*	BioLife Solutions, Inc.	6,587	140,040
*	Bio-Rad Laboratories, Inc., Class A	163,504	39,559,793
#*	Black Diamond Therapeutics, Inc.	70,518	187,578
#*	BrightSpring Health Services, Inc.	142,847	2,949,790
#*	C4 Therapeutics, Inc.	64,186	131,581
*	CareDx, Inc.	35,669	438,194
#*	Caribou Biosciences, Inc.	386,510	784,615
*	Castle Biosciences, Inc.	211,896	3,210,224
*	Catalyst Pharmaceuticals, Inc.	11,827	252,270
*	Centene Corp.	362,797	9,458,118
*	Certara, Inc.	1,420,154	13,974,315
*	Cocrystal Pharma, Inc.	9,487	16,412
	Concentra Group Holdings Parent, Inc.	387,273	7,733,842
#	CONMED Corp.	149,371	7,640,327
*	Cross Country Healthcare, Inc.	319,154	4,292,621
#*	CryoPort, Inc.	89,017	652,495
*	Cullinan Therapeutics, Inc.	212,090	1,647,939
*	Cumberland Pharmaceuticals, Inc.	65,600	226,320
*	CureVac NV	6,782	36,555
*	Cytek Biosciences, Inc.	398,412	1,434,283
*	Day One Biopharmaceuticals, Inc.	136,892	918,545
*	Definitive Healthcare Corp.	344,294	1,342,747
*	Denali Therapeutics, Inc.	1,271	17,578
	Dentsply Sirona, Inc.	699,809	10,014,267

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Design Therapeutics, Inc.	53,989	$208,937
*	DocGo, Inc.	230,812	313,904
#*	Dynavax Technologies Corp.	403,558	4,431,067
#*	Editas Medicine, Inc.	103,760	260,438
*	Elanco Animal Health, Inc.	3,564,463	48,761,854
#*	Emergent BioSolutions, Inc.	403,438	2,372,215
*	Enanta Pharmaceuticals, Inc.	45,765	346,899
*	Enhabit, Inc.	381,847	2,566,012
*	Enovis Corp.	434,788	11,652,318
*	Entrada Therapeutics, Inc.	51,657	303,743
*	Envista Holdings Corp.	1,282,770	24,231,525
*	Erasca, Inc.	59,354	83,986
*	Evolent Health, Inc., Class A	163,096	1,639,115
*	EyePoint Pharmaceuticals, Inc.	8,519	83,657
#*	Fate Therapeutics, Inc.	703,906	774,297
*	FONAR Corp.	48,165	751,856
*	Fulcrum Therapeutics, Inc.	129,238	869,772
*	Fulgent Genetics, Inc.	231,598	3,978,854
#*	GoodRx Holdings, Inc., Class A	463,508	2,220,203
*	Harmony Biosciences Holdings, Inc.	181,132	6,372,224
#*	Harvard Bioscience, Inc.	104,230	48,540
*	Health Catalyst, Inc.	512,838	1,871,859
	HealthStream, Inc.	296,976	7,768,892
*	ICON PLC	63,556	10,753,040
*	ICU Medical, Inc.	102,257	13,130,821
*	ImmuCell Corp.	15,443	96,364
*	InfuSystem Holdings, Inc.	107,172	600,163
#*	Innoviva, Inc.	551,001	10,011,688
#*	Inogen, Inc.	202,586	1,278,318
#*	Instil Bio, Inc.	20,876	501,024
*	Integer Holdings Corp.	119,872	13,007,311
*	Integra LifeSciences Holdings Corp.	557,198	7,321,582
#*	Intellia Therapeutics, Inc.	388,540	4,522,606
*	iTeos Therapeutics, Inc.	103,568	1,050,179
*	Janux Therapeutics, Inc.	8,633	207,321
		Shares	Value†
HEALTH CARE — (Continued)
*	Jazz Pharmaceuticals PLC	276,179	$31,658,399
*	Kewaunee Scientific Corp.	20,963	1,160,092
*	Kezar Life Sciences, Inc.	10,630	45,390
*	Kodiak Sciences, Inc.	105,623	694,471
*	Kura Oncology, Inc.	35,157	212,700
*	Lantern Pharma, Inc.	21,640	96,082
*	LENSAR, Inc.	57,837	745,519
*	Lexeo Therapeutics, Inc.	16,072	76,021
*	LifeStance Health Group, Inc.	684,260	2,723,355
*	Ligand Pharmaceuticals, Inc.	114,737	15,097,094
*	Lipocine, Inc.	6,920	22,352
*	Lisata Therapeutics, Inc.	3,039	7,537
*	LivaNova PLC	212,436	8,962,675
*	MaxCyte, Inc.	209,221	430,995
#*	MEI Pharma, Inc.	7,589	39,083
	Mesa Laboratories, Inc.	1,220	93,306
*	MetaVia, Inc.	91	55
*	Molina Healthcare, Inc.	44,348	7,001,219
*	Monte Rosa Therapeutics, Inc.	28,681	141,971
*	Mural Oncology PLC	17,408	39,168
*	Myriad Genetics, Inc.	172,164	661,110
	National HealthCare Corp.	128,396	12,329,868
*	Nautilus Biotechnology, Inc.	161,131	122,460
*	Neogen Corp.	1,580,020	7,347,093
*	NeoGenomics, Inc.	479,050	2,318,602
*	Nkarta, Inc.	39,084	84,812
#*	Nuvation Bio, Inc.	190,125	448,695
*	Olema Pharmaceuticals, Inc.	99,623	512,062
#*»	OmniAb, Inc. (2200963D US)	10,236	0
#*»	OmniAb, Inc. (2200964D US)	10,236	0
#*	OmniAb, Inc. (OABI UQ)	376,688	719,474
*	Omnicell, Inc.	284,732	8,829,539
*††	Opiant Pharmaceuticals, Inc.	26,299	0
#*	OptimizeRx Corp.	61,561	776,900
*	Oramed Pharmaceuticals, Inc.	13,879	29,840

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	OraSure Technologies, Inc.	632,892	$2,012,597
#*	Organogenesis Holdings, Inc.	560,428	2,589,177
*	Orthofix Medical, Inc.	293,176	3,236,663
#*	OrthoPediatrics Corp.	89,511	1,854,668
*	Owens & Minor, Inc.	609,205	4,221,791
*	Pacira BioSciences, Inc.	213,238	4,497,189
*††	PDL BioPharma, Inc.	1,058,582	444,604
*	Pediatrix Medical Group, Inc.	412,029	5,047,355
*	Pennant Group, Inc.	5,393	119,563
	Perrigo Co. PLC	1,026,902	27,387,476
*	Personalis, Inc.	3,507	19,218
*	PharmaCyte Biotech, Inc.	2,009	2,049
*	Precision BioSciences, Inc.	22,400	106,400
#	Premier, Inc., Class A	647,418	13,906,539
*	Prestige Consumer Healthcare, Inc.	234,414	17,334,915
*	Protara Therapeutics, Inc.	12,844	39,816
*	Prothena Corp. PLC	102,333	703,028
*	Pulmonx Corp.	10,333	19,013
*	Puma Biotechnology, Inc.	171,536	533,477
*	Quanterix Corp.	71,571	425,132
*	QuidelOrtho Corp.	433,157	9,971,274
#*	Quipt Home Medical Corp.	103,243	228,167
*	Rafael Holdings, Inc., Class B	13,499	22,813
*	Rapid Micro Biosystems, Inc., Class A	1,425	4,745
*	REGENXBIO, Inc.	196,914	1,675,738
*	Relay Therapeutics, Inc.	515,847	1,815,781
#*	Replimune Group, Inc.	78,620	552,699
#	Revvity, Inc.	247,178	21,726,946
*»	Sage Therapeutics, Inc.	128,503	1,115,406
*	Sagimet Biosciences, Inc., Class A	6,274	54,521
*	Sarepta Therapeutics, Inc.	3,456	56,747
*	Seer, Inc.	6,524	13,831
	Select Medical Holdings Corp.	616,983	9,125,179
*	Sensus Healthcare, Inc.	100,296	560,655
	SIGA Technologies, Inc.	458,390	3,029,958
*	Sight Sciences, Inc.	5,112	17,023
#	Simulations Plus, Inc.	60,101	782,515
		Shares	Value†
HEALTH CARE — (Continued)
*	Solid Biosciences, Inc.	10,816	$73,981
*	STAAR Surgical Co.	37,886	678,728
*	Supernus Pharmaceuticals, Inc.	446,671	15,678,152
*	Surgery Partners, Inc.	380,844	8,359,526
*	Sutro Biopharma, Inc.	689	555
*	Tactile Systems Technology, Inc.	175,626	1,752,747
#*	Tango Therapeutics, Inc.	15,131	91,391
*	Teladoc Health, Inc.	1,314,386	9,476,723
	Teleflex, Inc.	148,912	17,794,984
*	Tenax Therapeutics, Inc.	13,395	83,585
*	Terns Pharmaceuticals, Inc.	213,388	1,244,052
*††	Tetraphase Pharmaceuticals, Inc.	1,600	0
*»	Third Harmonic Bio, Inc.	3,231	17,367
#*	Tonix Pharmaceuticals Holding Corp.	2,168	81,690
*	Tourmaline Bio, Inc.	7,402	163,806
*	TruBridge, Inc.	93,729	1,951,438
*	TScan Therapeutics, Inc.	919	1,599
#	U.S. Physical Therapy, Inc.	61,607	4,506,552
	Universal Health Services, Inc., Class B	218,663	36,396,456
	Utah Medical Products, Inc.	23,641	1,314,440
*	Vanda Pharmaceuticals, Inc.	444,716	1,894,490
*	Varex Imaging Corp.	320,231	2,331,282
*	Ventyx Biosciences, Inc.	77,433	216,812
*	Veracyte, Inc.	585,930	13,775,214
#††	Verve Therapeutics, Inc.	182,864	115,204
	Viatris, Inc.	6,493,022	56,749,012
*	Vicarious Surgical, Inc., Class A	3,718	32,941
*	Vir Biotechnology, Inc.	775,847	3,933,544
*	Vistagen Therapeutics, Inc.	11,660	33,464
#*	Voyager Therapeutics, Inc.	272,991	870,841
*	Whitehawk Therapeutics, Inc.	5,553	9,718
*	Xencor, Inc.	222,874	1,854,312
*	Zimvie, Inc.	175,369	3,295,183

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Zymeworks, Inc.	1,193	$14,984
TOTAL HEALTH CARE			802,429,277
INDUSTRIALS — (16.2%)
#*	3D Systems Corp.	304,475	496,294
*	AAR Corp.	323,275	24,151,875
	ABM Industries, Inc.	504,515	23,273,277
	ACCO Brands Corp.	714,964	2,681,115
	Acme United Corp.	30,908	1,241,883
*	Aebi Schmidt Holding AG	216,027	2,225,078
*	AerSale Corp.	236,126	1,426,201
	AGCO Corp.	456,098	53,805,881
*	Air Industries Group	3,792	13,120
	Air Lease Corp.	930,570	51,553,578
	Alamo Group, Inc.	96,541	21,488,096
*	Alaska Air Group, Inc.	907,014	48,035,461
	Albany International Corp., Class A	141,664	7,676,772
	Alight, Inc., Class A	3,856,333	20,669,945
#*	Allegiant Travel Co.	133,970	6,918,211
	Allient, Inc.	115,518	4,656,531
*	Alpha Pro Tech Ltd.	21,849	106,186
#	Alta Equipment Group, Inc.	11,091	86,066
*	Amentum Holdings, Inc.	28,926	722,282
*	Ameresco, Inc., Class A	88,915	1,504,442
*	American Woodmark Corp.	133,772	7,037,745
	Apogee Enterprises, Inc.	183,439	7,702,604
	ArcBest Corp.	181,543	13,276,240
	Arcosa, Inc.	155,384	13,344,378
	Astec Industries, Inc.	222,271	8,815,268
#*	Astronics Corp. (ATRO US)	79,136	2,858,392
*	Astronics Corp. (ATROB US), Class B	2,183	78,915
#*	Asure Software, Inc.	189,000	1,833,300
	Atkore, Inc.	20,336	1,566,279
*	Avalon Holdings Corp., Class A	10,736	27,806
	AZZ, Inc.	188,329	20,622,026
*	BGSF, Inc.	76,852	471,103
*	Blade Air Mobility, Inc.	526,295	2,099,917
*	BlueLinx Holdings, Inc.	75,717	5,547,785
	Boise Cascade Co.	304,936	25,556,686
*	Bowman Consulting Group Ltd.	40,148	1,392,333
	Brady Corp., Class A	166,625	11,758,726
*	BrightView Holdings, Inc.	690,108	11,007,223
*	Broadwind, Inc.	36,608	94,815
		Shares	Value†
INDUSTRIALS — (Continued)
*	Builders FirstSource, Inc.	306,201	$38,927,333
*	Cadeler AS (CDLR US), ADR	18,858	395,264
#*	CECO Environmental Corp.	176,281	7,923,831
*	Chart Industries, Inc.	87,771	17,451,508
	Chicago Rivet & Machine Co.	2,571	32,626
	Civeo Corp.	97,811	2,444,297
*	Clarivate PLC	4,094,936	15,765,504
	Columbus McKinnon Corp.	221,836	3,249,897
*	Commercial Vehicle Group, Inc.	220,779	373,117
	CompX International, Inc.	11,443	266,622
	Concentrix Corp.	329,411	17,119,490
	Concrete Pumping Holdings, Inc.	316,009	2,158,341
#*	Conduent, Inc.	1,288,698	3,427,937
	Copa Holdings SA, Class A	180,589	19,983,979
#††	Costa Communications, Inc.	17,714	2,126
*	Costamare Bulkers Holdings Ltd.	175,740	1,581,660
	Costamare, Inc.	878,703	8,866,113
	Covenant Logistics Group, Inc.	178,159	4,302,540
*»	CPI Aerostructures, Inc.	20,542	70,254
#*	Custom Truck One Source, Inc.	590,652	3,656,136
	Deluxe Corp.	326,581	5,257,954
#*	Distribution Solutions Group, Inc.	119,884	3,592,923
*	DLH Holdings Corp.	54,086	303,422
*	DNOW, Inc.	789,750	12,288,510
	Douglas Dynamics, Inc.	150,480	4,303,728
*	Ducommun, Inc.	126,038	11,466,937
	Dun & Bradstreet Holdings, Inc.	3,339,339	30,387,985
*	DXP Enterprises, Inc.	161,754	18,320,258
	Eastern Co.	44,349	1,022,244
	EnerSys	249,620	23,057,399
	Ennis, Inc.	238,930	4,252,954
	Enpro, Inc.	153,058	32,511,050
*	Enviri Corp.	584,405	5,259,645
	Esab Corp.	1	134
	ESCO Technologies, Inc.	39,264	7,605,437
	Espey Mfg. & Electronics Corp.	14,746	648,824
	EVI Industries, Inc.	3,546	79,040

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	First Advantage Corp.	153,399	$2,652,269
*	Fluor Corp.	53,403	3,031,688
*	Forrester Research, Inc.	73,562	716,494
	Fortune Brands Innovations, Inc.	329,642	17,978,675
#*	Frontier Group Holdings, Inc.	789,646	3,458,649
	FTAI Infrastructure, Inc.	42,003	263,359
*	Gates Industrial Corp. PLC	834,068	20,684,886
	GATX Corp.	172,612	26,356,126
#	Genco Shipping & Trading Ltd.	342,182	5,450,959
*	Gencor Industries, Inc.	90,701	1,322,421
*	Generac Holdings, Inc.	15,464	3,010,686
	Genpact Ltd.	142,792	6,289,988
*	Gibraltar Industries, Inc.	238,978	15,779,717
	Global Industrial Co.	4,731	161,138
*	GMS, Inc.	25,995	2,850,092
	Gorman-Rupp Co.	272,710	11,224,744
#	Granite Construction, Inc.	112,199	10,599,440
*	Great Lakes Dredge & Dock Corp.	546,303	6,053,037
	Greenbrier Cos., Inc.	250,960	11,418,680
*	GXO Logistics, Inc.	240,579	11,959,182
*	Hayward Holdings, Inc.	1,100,142	16,920,184
*	Healthcare Services Group, Inc.	536,605	6,981,231
	Heartland Express, Inc.	573,397	4,483,965
	Heidrick & Struggles International, Inc.	167,123	7,441,987
	Helios Technologies, Inc.	230,834	8,469,299
	Herc Holdings, Inc.	77,336	9,033,618
	Hillenbrand, Inc.	420,067	8,699,588
*	Hillman Solutions Corp.	1,267,438	10,000,086
	HNI Corp.	264,255	13,593,277
	Hub Group, Inc., Class A	487,592	17,075,472
*	Hudson Global, Inc.	20,045	179,403
*	Hudson Technologies, Inc.	318,390	2,989,682
	Huntington Ingalls Industries, Inc.	4,799	1,338,249
*	Hurco Cos., Inc.	50,394	968,573
*	Hyliion Holdings Corp.	60,775	91,163
	Hyster-Yale, Inc.	86,623	3,639,032
*	IBEX Holdings Ltd.	46,048	1,361,639
	ICF International, Inc.	139,198	11,677,320
	Insteel Industries, Inc.	157,304	5,678,674
		Shares	Value†
INDUSTRIALS — (Continued)
	Interface, Inc.	402,850	$8,306,767
*	Janus International Group, Inc.	471,603	4,041,638
*	JELD-WEN Holding, Inc.	559,555	2,517,998
#*	JetBlue Airways Corp.	2,656,760	11,796,014
	Kelly Services, Inc., Class A	258,169	3,162,570
	Kennametal, Inc.	581,267	14,392,171
*	Kirby Corp.	109,389	10,425,866
	Knight-Swift Transportation Holdings, Inc.	1,222,697	51,964,622
	Korn Ferry	412,807	29,255,632
*	L.B. Foster Co., Class A	97,525	2,291,838
	Lindsay Corp.	33,137	4,523,532
	LSI Industries, Inc.	248,921	4,555,254
	Luxfer Holdings PLC	171,102	2,056,646
*	Manitowoc Co., Inc.	268,417	3,422,317
	ManpowerGroup, Inc.	341,396	14,082,585
	Marten Transport Ltd.	596,107	7,248,661
*	Mastech Digital, Inc.	18,934	136,703
*	Masterbrand, Inc.	878,433	9,689,116
*	Matrix Service Co.	107,912	1,648,895
	Matson, Inc.	231,030	24,669,383
	Maximus, Inc.	251,467	18,573,353
*	Mayville Engineering Co., Inc.	148,464	2,489,741
	McGrath RentCorp	152,444	19,023,487
*	Mercury Systems, Inc.	312,741	16,447,049
	Miller Industries, Inc.	93,654	3,816,401
	MillerKnoll, Inc.	498,872	9,468,591
*	Mistras Group, Inc.	226,702	1,800,014
*	Montrose Environmental Group, Inc.	65,233	1,480,137
	Moog, Inc., Class A	18,973	3,672,793
*	MRC Global, Inc.	608,537	8,933,323
#	MSC Industrial Direct Co., Inc., Class A	104,375	9,040,963
	Mueller Industries, Inc.	322,876	27,563,924
	National Presto Industries, Inc.	51,455	4,962,835
#*	Net Power, Inc.	89,222	256,959
	NL Industries, Inc.	183,136	1,129,949
#*	NN, Inc.	145,563	283,848
*	NPK International, Inc.	789,966	7,125,493
*	NV5 Global, Inc.	461,327	10,356,791
*	NWPX Infrastructure, Inc.	81,341	3,398,427
*	OPENLANE, Inc.	855,583	21,081,565
*	Orion Group Holdings, Inc.	283,811	2,103,040
	Oshkosh Corp.	258,402	32,695,605
	Owens Corning	259,677	36,206,764
*	PAMT Corp.	141,485	1,603,025

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Pangaea Logistics Solutions Ltd.	372,058	$1,811,922
	Park Aerospace Corp.	106,814	1,924,788
	Park-Ohio Holdings Corp.	102,443	1,680,065
*	Perma-Pipe International Holdings, Inc.	57,068	1,264,627
	Preformed Line Products Co.	46,079	7,111,372
	Primoris Services Corp.	293,025	27,594,164
*	Proto Labs, Inc.	177,533	7,655,223
	Quanex Building Products Corp.	251,405	4,897,369
*	Quest Resource Holding Corp.	38,088	76,557
*	Radiant Logistics, Inc.	433,980	2,564,822
	Regal Rexnord Corp.	385,201	58,889,529
*	Resideo Technologies, Inc.	1,080,248	29,490,770
	Resources Connection, Inc.	256,675	1,298,776
	Rush Enterprises, Inc. (RUSHA US), Class A	494,431	26,768,494
	Rush Enterprises, Inc. (RUSHB US), Class B	87,329	4,742,838
	Ryder System, Inc.	336,796	59,852,017
*	Saia, Inc.	66,617	20,134,322
	Schneider National, Inc., Class B	677,052	16,553,921
	Science Applications International Corp.	31,104	3,467,474
	Sensata Technologies Holding PLC	1,079,892	33,217,478
*	Shoals Technologies Group, Inc., Class A	337,133	1,817,147
*	SIFCO Industries, Inc.	17,808	86,547
*	Skillsoft Corp.	9,040	128,910
*	SkyWest, Inc.	322,752	37,426,322
	Standex International Corp.	35,655	5,873,805
	Stanley Black & Decker, Inc.	713,033	48,236,682
	Steelcase, Inc., Class A	698,832	7,218,935
*	Stratasys Ltd.	33,162	359,144
*	Sun Country Airlines Holdings, Inc.	383,023	4,439,237
#*	Sunrun, Inc.	1,643,456	16,861,859
*	TaskUS, Inc., Class A	96,790	1,653,173
#*	Taylor Devices, Inc.	16,348	737,295
*	Team, Inc.	504	8,281
	Tennant Co.	62,273	5,140,013
	Terex Corp.	514,866	26,186,085
		Shares	Value†
INDUSTRIALS — (Continued)
*	Thermon Group Holdings, Inc.	281,158	$7,951,148
	Timken Co.	4,709	358,308
#*	Titan International, Inc.	505,757	4,278,704
*	Titan Machinery, Inc.	179,538	3,468,674
*	Transcat, Inc.	29,390	2,246,278
	Trinity Industries, Inc.	661,360	15,409,688
*	TrueBlue, Inc.	225,934	1,631,243
*	TTEC Holdings, Inc.	21,250	105,825
*	Tutor Perini Corp.	209,363	10,080,828
	Twin Disc, Inc.	96,821	837,502
	UFP Industries, Inc.	155,469	15,235,962
#*	U-Haul Holding Co. (UHAL US)	39,331	2,275,692
	U-Haul Holding Co. (UHAL/B US)	430,690	22,395,880
*	Ultralife Corp.	133,967	1,067,717
	UniFirst Corp.	111,937	19,144,585
	Universal Logistics Holdings, Inc.	104,381	2,497,837
*	Upwork, Inc.	63,562	760,202
*	V2X, Inc.	171,629	8,131,782
	Vestis Corp.	817,520	4,954,171
	Virco Mfg. Corp.	113,716	880,162
*	VirTra, Inc.	52,044	368,992
#	VSE Corp.	132,449	20,733,566
	Wabash National Corp.	225,852	2,249,486
#	Werner Enterprises, Inc.	487,054	13,501,137
	WESCO International, Inc.	361,694	74,856,190
*	Wilhelmina International, Inc.	2,618	8,090
*	Willdan Group, Inc.	21,109	1,800,598
	Willis Lease Finance Corp.	42,438	6,008,372
	Worthington Enterprises, Inc.	341,607	21,169,386
TOTAL INDUSTRIALS			2,193,345,779
INFORMATION TECHNOLOGY — (6.5%)
*	8x8, Inc.	339,913	659,431
#*	908 Devices, Inc.	127,688	836,356
*	ACCESS Newswire, Inc.	7,604	90,107
*	ACI Worldwide, Inc.	8,012	340,991
*	Akamai Technologies, Inc.	214,566	16,373,531
*	Alithya Group, Inc., Class A	17,314	29,953
*	Alpha & Omega Semiconductor Ltd.	232,308	5,916,885
	Amkor Technology, Inc.	1,783,995	40,246,927
*	Amtech Systems, Inc.	108,194	509,053
*	Arrow Electronics, Inc.	417,523	48,432,668

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ASGN, Inc.	247,661	$12,417,723
*	AstroNova, Inc.	66,617	752,772
*	Aviat Networks, Inc.	56,425	1,218,780
	Avnet, Inc.	779,014	41,241,001
*	Aware, Inc.	88,586	187,802
*	Axcelis Technologies, Inc.	25,222	1,707,277
	Bel Fuse, Inc. (BELFA US), Class A	2,784	318,852
#	Bel Fuse, Inc. (BELFB US), Class B	108,199	14,070,198
	Benchmark Electronics, Inc.	288,233	11,096,971
*	Bill Holdings, Inc.	546,151	23,402,570
*	Bit Digital, Inc.	317,514	923,966
#*	Cerence, Inc.	111,420	958,212
*	CEVA, Inc.	36,751	785,369
#*	Cipher Mining, Inc.	1,474,802	8,052,419
#*	Cleanspark, Inc.	324,053	3,684,483
*	Clearfield, Inc.	32,453	1,421,766
*	Coherent Corp.	305,325	32,852,970
*	Cohu, Inc.	368,657	6,584,214
*	Comtech Telecommunications Corp.	151,196	328,095
*	Corsair Gaming, Inc.	398,141	3,607,157
#	Crane NXT Co.	213,353	12,660,367
*	Crexendo, Inc.	72,632	404,560
	CSP, Inc.	18,384	188,620
	CTS Corp.	226,221	8,865,601
#*	Daily Journal Corp.	8,894	3,553,865
*	Daktronics, Inc.	381,858	6,193,737
*	Data I/O Corp.	81,759	264,899
*	Data Storage Corp.	10,026	47,323
*	Diebold Nixdorf, Inc.	86,673	4,878,823
*	Digi International, Inc.	325,526	10,615,403
*	Diodes, Inc.	338,275	16,700,637
*	DXC Technology Co.	1,351,380	18,392,282
*	E2open Parent Holdings, Inc.	1,713,705	5,655,227
#*	Eastman Kodak Co.	573,070	3,839,569
*	eGain Corp.	132,764	820,482
*	ePlus, Inc.	205,942	13,340,923
#*	EverCommerce, Inc.	125	1,341
*	Everspin Technologies, Inc.	28,152	170,601
*	Exodus Movement, Inc., Class A	688	21,218
*	Expensify, Inc., Class A	43,791	88,896
#*	Fastly, Inc., Class A	1,028,494	6,983,474
*	FormFactor, Inc.	260,767	7,408,390
*	Franklin Wireless Corp.	15,682	61,003
	Frequency Electronics, Inc.	55,155	1,467,123
*	Globant SA	8,723	735,000
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Grid Dynamics Holdings, Inc.	149,917	$1,422,712
*	Harmonic, Inc.	306,711	2,610,111
*	I3 Verticals, Inc., Class A	13,276	371,462
*	Ichor Holdings Ltd.	270,303	5,349,296
*	Identiv, Inc.	41,334	150,042
#*	indie Semiconductor, Inc., Class A	668,359	2,613,284
	Information Services Group, Inc.	345,001	1,486,954
*	Insight Enterprises, Inc.	43,679	5,179,456
*	inTEST Corp.	112,763	788,213
*	IPG Photonics Corp.	237,903	17,816,556
*	Key Tronic Corp.	108,829	319,957
*	Kimball Electronics, Inc.	198,793	3,729,357
*	Knowles Corp.	881,164	17,896,441
	Kulicke & Soffa Industries, Inc.	334,665	10,963,625
*	KVH Industries, Inc.	138,550	732,930
*	Lantronix, Inc.	276,235	886,714
*	LiveRamp Holdings, Inc.	458,837	15,059,030
*	Magnachip Semiconductor Corp.	286,475	1,174,548
*	Meridianlink, Inc.	40,067	640,271
	Methode Electronics, Inc.	258,179	1,693,654
*	Mirion Technologies, Inc.	668,166	14,933,510
*	Mitek Systems, Inc.	329,616	2,973,136
	MKS, Inc.	40,303	3,836,040
*	N-able, Inc.	525,603	4,246,872
#*	nCino, Inc.	344,040	9,607,317
*	NCR Voyix Corp.	571,057	7,777,796
*	NETGEAR, Inc.	253,160	5,885,970
*	NetScout Systems, Inc.	589,042	12,617,280
*	NetSol Technologies, Inc.	19,650	79,976
	Network-1 Technologies, Inc.	105,957	148,340
*	Nortech Systems, Inc.	5,183	43,589
*	Olo, Inc., Class A	86,634	907,924
*	ON24, Inc.	309,889	1,537,049
	OneSpan, Inc.	107,382	1,583,885
*	Optical Cable Corp.	60,578	271,389
	PC Connection, Inc.	189,718	11,684,732
#*	Penguin Solutions, Inc.	312,632	7,368,736
*	Photronics, Inc.	515,728	10,500,222
*	Plexus Corp.	219,527	27,989,692
*	Powerfleet, Inc. NJ	322,420	1,309,025
*	Qorvo, Inc.	8,951	748,304
*	RF Industries Ltd.	32,903	271,121

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ribbon Communications, Inc.	1,068,219	$4,016,503
	Richardson Electronics Ltd.	99,231	1,000,248
#*	Riot Platforms, Inc.	318,068	4,265,292
*	Rogers Corp.	140,207	9,194,775
*	Sanmina Corp.	171,579	19,910,027
	Sapiens International Corp. NV	19,927	546,199
*	ScanSource, Inc.	214,001	8,311,799
*††	Silicon Graphics, Inc.	494	0
	Skyworks Solutions, Inc.	79,531	5,451,055
*	SmartRent, Inc.	156,830	158,398
*	SoundThinking, Inc.	28,660	327,011
*	Synaptics, Inc.	168,789	10,583,070
*	Synchronoss Technologies, Inc.	6,759	49,476
	Taitron Components, Inc., Class A	17,671	38,346
#	TD SYNNEX Corp.	630,395	91,022,734
*	Telos Corp.	162,467	417,540
*	TransAct Technologies, Inc.	35,780	134,891
*	Trio-Tech International	7,885	42,894
*	TTM Technologies, Inc.	885,007	41,816,581
*	Turtle Beach Corp.	8,222	119,548
*	Ultra Clean Holdings, Inc.	349,313	7,866,529
*	Veeco Instruments, Inc.	419,263	8,712,285
*	Verint Systems, Inc.	456,861	9,722,002
*	Viasat, Inc.	289,293	4,753,084
*	Viavi Solutions, Inc.	794,816	7,987,901
#*	VirnetX Holding Corp.	3,850	56,172
	Vishay Intertechnology, Inc.	974,806	15,977,070
*	Vishay Precision Group, Inc.	99,143	2,629,272
*	WidePoint Corp.	3,574	10,758
#	Xerox Holdings Corp.	1,220,753	4,944,050
*	Xperi, Inc.	319,917	1,925,900
TOTAL INFORMATION TECHNOLOGY			881,605,791
MATERIALS — (5.5%)
	AdvanSix, Inc.	195,318	3,929,798
	Alcoa Corp.	1,636,293	49,039,701
*	Alpha Metallurgical Resources, Inc.	103,062	12,168,530
*	Alto Ingredients, Inc.	249,277	251,770
	American Vanguard Corp.	192,530	743,166
*	Ampco-Pittsburgh Corp.	55,446	179,091
		Shares	Value†
MATERIALS — (Continued)
*	Arq, Inc.	130,006	$695,532
*	Ascent Industries Co.	72,164	925,864
	Ashland, Inc.	361,359	18,631,670
*	Aspen Aerogels, Inc.	212,042	1,624,242
	Avient Corp.	620,618	19,592,910
*	Axalta Coating Systems Ltd.	99,865	2,828,177
	Cabot Corp.	111,737	8,065,177
	Caledonia Mining Corp. PLC	61,374	1,208,454
	Celanese Corp.	23,501	1,227,457
*	Century Aluminum Co.	429,831	9,103,821
*	Clearwater Paper Corp.	137,724	3,107,053
#*	Cleveland-Cliffs, Inc.	2,035,173	21,410,020
*	Coeur Mining, Inc.	2,116,425	18,391,733
	Commercial Metals Co.	909,447	47,163,921
*	Compass Minerals International, Inc.	5,221	104,055
*	Core Molding Technologies, Inc.	37,724	627,727
	Eastman Chemical Co.	482,074	35,003,393
*	Ecovyst, Inc.	861,700	7,419,237
	Element Solutions, Inc.	346,465	8,176,574
	Ferroglobe PLC	320,734	1,356,705
	Flexible Solutions International, Inc.	25,410	135,489
*	Flotek Industries, Inc.	55,115	664,136
	Fortitude Gold Corp.	93,160	327,923
	Friedman Industries, Inc.	71,065	1,077,345
	Graphic Packaging Holding Co.	1,354,153	30,278,861
	Greif, Inc. (GEF US), Class A	229,568	14,561,498
	Greif, Inc. (GEF/B US), Class B	56,549	3,712,442
	HB Fuller Co.	306,541	17,227,604
	Hecla Mining Co.	4,776,662	27,418,040
	Huntsman Corp.	1,272,885	12,346,985
	Innospec, Inc.	204,346	16,327,245
*	Intrepid Potash, Inc.	98,429	3,275,717
	Kaiser Aluminum Corp.	116,958	9,042,023
	Koppers Holdings, Inc.	149,659	4,917,795
	Kronos Worldwide, Inc.	502,590	2,688,857
*	LSB Industries, Inc.	433,501	3,350,963
#*	Magnera Corp.	59,458	740,252
	Materion Corp.	169,715	17,870,989
	Mativ Holdings, Inc.	381,915	2,528,277
#*	McEwen, Inc.	301,764	3,065,922
	Mercer International, Inc.	517,354	1,919,383
*	Metallus, Inc.	340,540	5,380,532

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Minerals Technologies, Inc.	259,875	$15,111,731
	Mosaic Co.	2,181,583	78,558,804
	Myers Industries, Inc.	147,378	2,159,088
	Nexa Resources SA	80,174	388,042
	Northern Technologies International Corp.	62,334	479,972
*	O-I Glass, Inc.	1,129,581	14,695,849
#	Olin Corp.	812,625	15,391,117
	Olympic Steel, Inc.	91,170	2,835,387
	Orion SA	372,753	3,615,704
*	Perimeter Solutions, Inc.	665,425	10,733,305
	Quaker Chemical Corp.	100,962	11,552,072
#	Ramaco Resources, Inc. (METC US), Class A	304,276	6,192,017
#	Ramaco Resources, Inc. (METCB US), Class B	11,003	149,421
*	Ranpak Holdings Corp.	463,482	1,691,709
*	Rayonier Advanced Materials, Inc.	488,531	1,875,959
††	Resolute Forest Products, Inc.	792,851	211,136
	Ryerson Holding Corp.	233,959	4,819,555
	Sensient Technologies Corp.	34,197	3,839,981
	Silgan Holdings, Inc.	494,460	23,007,224
	Sonoco Products Co.	411,119	18,529,133
	Stepan Co.	174,680	8,868,504
	SunCoke Energy, Inc.	675,049	4,988,612
	Sylvamo Corp.	188,851	8,700,366
*	Tredegar Corp.	203,774	1,774,872
	TriMas Corp.	299,831	10,712,962
	Tronox Holdings PLC	1,212,427	3,867,642
	Warrior Met Coal, Inc.	163,848	8,418,510
	Westlake Corp.	165,450	13,120,185
	Worthington Steel, Inc.	365,903	11,167,360
TOTAL MATERIALS			739,290,275
REAL ESTATE — (1.0%)
*	AMREP Corp.	17,695	393,714
*	Anywhere Real Estate, Inc.	810,217	3,743,203
*	Cushman & Wakefield PLC	1,679,691	20,475,433
*	Douglas Elliman, Inc.	178,561	491,043
*	Five Point Holdings LLC, Class A	183,590	978,535
*	Forestar Group, Inc.	368,619	9,141,751
*	FRP Holdings, Inc.	139,701	3,688,106
*	Howard Hughes Holdings, Inc.	354,444	24,360,936
		Shares	Value†
REAL ESTATE — (Continued)
*	Jones Lang LaSalle, Inc.	115,571	$31,245,776
*»	JW Mays, Inc.	126	5,036
	Kennedy-Wilson Holdings, Inc.	993,812	7,274,704
	Marcus & Millichap, Inc.	258,219	8,046,104
	Newmark Group, Inc., Class A	1,128,123	17,113,626
*	RE/MAX Holdings, Inc., Class A	145,217	1,116,719
	RMR Group, Inc., Class A	39,036	626,918
#*	Seaport Entertainment Group, Inc.	89,305	2,060,266
*	Star Holdings	70,287	505,363
*	Stratus Properties, Inc.	48,679	775,700
*	Tejon Ranch Co.	211,430	3,797,283
TOTAL REAL ESTATE			135,840,216
UTILITIES — (0.2%)
#	Brookfield Renewable Corp.	4,501	164,872
	Genie Energy Ltd., Class B	156,707	3,184,286
*	Hallador Energy Co.	17,254	304,360
	MDU Resources Group, Inc.	979,000	16,887,750
*	Montauk Renewables, Inc.	25,907	56,218
	New Jersey Resources Corp.	61,047	2,802,668
	Ormat Technologies, Inc.	53,603	4,792,644
TOTAL UTILITIES			28,192,798
TOTAL COMMON STOCKS Cost ($10,314,591,036)			12,716,432,754

TEMPORARY CASH INVESTMENTS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	133,129,435	133,129,435
SECURITIES LENDING COLLATERAL — (5.0%)
@§	The DFA Short Term Investment Fund	58,546,698	677,209,653
TOTAL INVESTMENTS — (100.0%)
(Cost $11,124,901,549)^^			$13,526,771,842

U.S. Targeted Value Portfolio
CONTINUED
As of July 31, 2025, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	390	09/19/25	$123,011,776	$124,297,875	$1,286,099
Total Futures Contracts			$123,011,776	$124,297,875	$1,286,099
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$459,404,060	—	—	$459,404,060
Consumer Discretionary	1,781,845,204	—	—	1,781,845,204
Consumer Staples	733,902,299	$30,836	—	733,933,135
Energy	1,139,804,716	—	—	1,139,804,716
Financials	3,820,632,989	108,514	—	3,820,741,503
Health Care	800,736,696	1,132,773	$559,808	802,429,277
Industrials	2,193,273,399	70,254	2,126	2,193,345,779
Information Technology	881,605,791	—	—	881,605,791
Materials	739,079,139	—	211,136	739,290,275
Real Estate	135,835,180	5,036	—	135,840,216
Utilities	28,192,798	—	—	28,192,798
Temporary Cash Investments	133,129,435	—	—	133,129,435
Securities Lending Collateral	—	677,209,653	—	677,209,653
Total Investments in Securities	$12,847,441,706	$678,557,066	$773,070˂˃	$13,526,771,842
Financial Instruments
Assets
Futures Contracts**	1,286,099	—	—	1,286,099
Total Financial Instruments	$1,286,099	—	—	$1,286,099
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.1%)
COMMUNICATION SERVICES — (2.3%)
*	Advantage Solutions, Inc.	667,424	$914,371
*	AMC Networks, Inc., Class A	252,710	1,513,733
*	Angi, Inc.	274,754	4,456,510
	ATN International, Inc.	197,639	3,389,509
*	Bandwidth, Inc., Class A	303,113	4,216,302
*	Boston Omaha Corp., Class A	399,675	5,375,629
#*	Bumble, Inc., Class A	1,300,597	10,118,645
*	BuzzFeed, Inc.	55,742	120,960
#	Cable One, Inc.	47,611	6,093,256
*	Cars.com, Inc.	418,222	5,382,517
*	Creative Realities, Inc.	16,024	43,585
*	DHI Group, Inc.	564,689	1,502,073
#*	EchoStar Corp., Class A	65,841	2,145,758
*	EW Scripps Co., Class A	935,773	2,797,961
*	Frontier Communications Parent, Inc.	30,733	1,129,130
*	Gaia, Inc.	24,898	104,572
*	GCI Liberty, Inc. (GLBKV US), Class C	8,357	277,870
*	GCI Liberty, Inc. (GLIBA US), Class A	4,527	149,572
	Gray Media, Inc.	1,224,435	5,522,202
	Gray Media, Inc., Class A	3,121	33,239
*	Integral Ad Science Holding Corp.	670,843	5,500,913
*	Liberty Broadband Corp. (LBRDA US), Class A	22,638	1,383,861
*	Liberty Broadband Corp. (LBRDK US), Class C	41,785	2,562,256
*	Liberty Global Ltd. (LBTYA US), Class A	2,008,620	20,126,372
#*	Liberty Global Ltd. (LBTYK US), Class C	1,879,314	19,225,382
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd. (LILA US), Class A	502,598	$3,543,316
*	Liberty Latin America Ltd. (LILAK US), Class C	2,237,354	15,974,708
#	Marcus Corp.	352,902	5,777,006
	National CineMedia, Inc.	212,243	1,020,889
	Nexstar Media Group, Inc.	90,103	16,859,172
	Paramount Global (PARA US), Class B	535,567	6,732,077
*	PubMatic, Inc., Class A	62,924	755,717
*	Reservoir Media, Inc.	357,480	2,838,391
	Saga Communications, Inc., Class A	88,923	1,120,430
	Scholastic Corp.	627,761	15,486,864
	Shenandoah Telecommunications Co.	537,881	7,896,093
#	Shutterstock, Inc.	124,502	2,385,458
	Sinclair, Inc.	25,235	364,898
#*	Sphere Entertainment Co.	167,925	7,229,171
	Spok Holdings, Inc.	29,089	533,492
#	Sunrise Communications AG, ADR, Class A	301,627	16,004,329
*	Teads Holding Co.	20,943	52,986
	TEGNA, Inc.	2,300,217	38,413,624
	Telephone & Data Systems, Inc.	1,558,208	60,832,440
	Townsquare Media, Inc., Class A	331	2,281
#*	U.S. Cellular Corp.	557,445	40,654,464
*	Urban One, Inc. (UONE US)	92,609	146,322
*	Urban One, Inc. (UONEK US)	102,170	66,666
*	Vimeo, Inc.	22,583	85,590
*	Vivid Seats, Inc., Class A	9,968	15,450
*	Ziff Davis, Inc.	518,721	16,142,597

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	ZoomInfo Technologies, Inc.	1,433,603	$15,525,920
TOTAL COMMUNICATION SERVICES			380,546,529
CONSUMER DISCRETIONARY — (14.4%)
#*	1-800-Flowers.com, Inc., Class A	469,208	2,773,019
#	Academy Sports & Outdoors, Inc.	859,371	43,647,453
*	Adient PLC	820,604	17,593,750
	ADT, Inc.	8,481,257	70,818,496
*	Adtalem Global Education, Inc.	192,796	22,030,799
#	Advance Auto Parts, Inc.	455,299	24,162,718
#	A-Mark Precious Metals, Inc.	213,909	4,551,984
	AMCON Distributing Co.	4,641	510,464
*	American Axle & Manufacturing Holdings, Inc.	1,492,313	6,640,793
	American Eagle Outfitters, Inc.	1,542,690	16,661,052
*	American Outdoor Brands, Inc.	177,431	1,669,626
*	American Public Education, Inc.	78,814	2,326,589
*	Ark Restaurants Corp.	2,951	25,379
	Arko Corp.	77,967	325,122
*	Asbury Automotive Group, Inc.	270,297	60,038,370
*	Barnes & Noble Education, Inc.	5,566	49,148
	Bassett Furniture Industries, Inc.	151,655	2,399,182
*	Beazer Homes USA, Inc.	59,597	1,400,529
*	Biglari Holdings, Inc. (BH US), Class B	13,647	4,207,643
*	Biglari Holdings, Inc. (BH/A US), Class A	1,074	1,595,964
*	BJ's Restaurants, Inc.	109,237	3,870,267
	BorgWarner, Inc.	2,899,650	106,707,120
	Brunswick Corp.	394,582	23,000,185
*	Caesars Entertainment, Inc.	189,493	5,055,673
#	Caleres, Inc.	344,116	4,724,713
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Canterbury Park Holding Corp.	15,171	$282,484
*	Capri Holdings Ltd.	273,498	4,974,929
*	CarMax, Inc.	523,866	29,656,054
#	Carter's, Inc.	241,468	5,853,184
	Cato Corp., Class A	65,745	185,401
	Century Communities, Inc.	427,919	24,087,560
#*	Citi Trends, Inc.	46,578	1,421,561
	Clarus Corp.	108,311	389,920
	Columbia Sportswear Co.	38,130	2,157,014
#	Cracker Barrel Old Country Store, Inc.	13,975	866,450
	Crown Crafts, Inc.	135,970	379,356
*	Culp, Inc.	25,135	106,824
	Dana, Inc.	2,112,055	33,623,916
#	Designer Brands, Inc., Class A	498,915	1,406,940
*	Destination XL Group, Inc.	277,427	360,655
#*	Dream Finders Homes, Inc., Class A	184,142	4,662,475
*	El Pollo Loco Holdings, Inc.	436,206	4,492,922
	Escalade, Inc.	44,219	543,451
	Ethan Allen Interiors, Inc.	369,115	10,988,554
#*	First Watch Restaurant Group, Inc.	405,296	7,007,568
	Flanigan's Enterprises, Inc.	5,134	164,288
	Flexsteel Industries, Inc.	103,167	3,508,710
*	Foot Locker, Inc.	1,273,730	31,894,199
*	Fox Factory Holding Corp.	68,966	2,094,497
*	Funko, Inc., Class A	109,002	418,568
	Gap, Inc.	171,038	3,328,399
*	Genesco, Inc.	152,669	3,673,216
	Gentex Corp.	207,618	5,485,268
*	Gentherm, Inc.	177,447	5,685,402
#*	G-III Apparel Group Ltd.	602,919	14,228,888
	Golden Entertainment, Inc.	29,399	826,700
*	Goodyear Tire & Rubber Co.	4,159,622	42,760,914
	Graham Holdings Co., Class B	89,923	85,802,728

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Green Brick Partners, Inc.	440,128	$27,261,528
#	Group 1 Automotive, Inc.	181,909	74,973,794
#	Guess?, Inc.	660,131	8,581,703
	Hamilton Beach Brands Holding Co., Class A	15,929	248,015
	Harley-Davidson, Inc.	1,682,916	40,945,346
	Haverty Furniture Cos., Inc. (HVT US)	224,460	4,630,610
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	5,701	117,840
*	Helen of Troy Ltd.	253,475	5,571,380
#*	Hilton Grand Vacations, Inc.	582,769	26,119,707
*	Holley, Inc.	526,694	1,095,524
	Hooker Furnishings Corp.	241,378	2,281,022
*	Hovnanian Enterprises, Inc., Class A	21,385	2,554,866
	JAKKS Pacific, Inc.	146,904	2,601,670
	Jerash Holdings U.S., Inc.	2,993	10,086
	Johnson Outdoors, Inc., Class A	75,725	2,514,070
	KB Home	383,229	21,177,235
#	Kohl's Corp.	1,371,562	14,867,732
#	Krispy Kreme, Inc.	985,542	3,567,662
#	Lakeland Industries, Inc.	117,864	1,639,488
*	Lands' End, Inc.	159,169	1,867,052
*	Latham Group, Inc.	601,659	4,079,248
	La-Z-Boy, Inc.	623,348	22,421,828
#	LCI Industries	288,082	27,367,790
	Lear Corp.	699,157	65,923,514
*	Legacy Housing Corp.	249,039	5,573,493
*	LGI Homes, Inc.	300,091	15,985,848
*	Life Time Group Holdings, Inc.	1,097,709	31,526,202
	Lifetime Brands, Inc.	310,396	1,365,742
	Lithia Motors, Inc.	320,767	92,380,896
*	Live Ventures, Inc.	8,979	137,558
	LKQ Corp.	931,976	27,465,333
#*	Lovesac Co.	187,306	3,373,381
*	M/I Homes, Inc.	376,677	45,272,809
#	Macy's, Inc.	3,650,546	46,106,396
*	Malibu Boats, Inc., Class A	157,938	5,260,915
*	MarineMax, Inc.	300,813	6,822,439
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Marriott Vacations Worldwide Corp.	450,939	$33,581,427
#*	MasterCraft Boat Holdings, Inc.	198,302	3,835,161
	Matthews International Corp., Class A	371,816	8,733,958
	Meritage Homes Corp.	800,533	53,907,892
*	Mister Car Wash, Inc.	205,765	1,188,293
*	Mohawk Industries, Inc.	787,728	90,202,733
#	Monro, Inc.	332,191	4,682,232
*	Motorcar Parts of America, Inc.	185,602	1,924,693
	Movado Group, Inc.	242,950	3,768,154
	Newell Brands, Inc.	5,117,977	28,711,851
»	Nobility Homes, Inc.	984	25,682
*	ODP Corp.	477,953	8,526,682
#*	OneWater Marine, Inc., Class A	68,887	1,056,727
*	Outdoor Holding Co.	9,833	11,603
#	Oxford Industries, Inc.	179,878	6,867,742
#	Patrick Industries, Inc.	165,087	16,053,060
	Penske Automotive Group, Inc.	22,289	3,731,401
	Perdoceo Education Corp.	805,111	23,171,095
*	Petco Health & Wellness Co., Inc.	1,951,538	5,874,129
*	PetMed Express, Inc.	62,582	195,256
	Phinia, Inc.	491,254	24,906,578
#	Polaris, Inc.	192,130	10,165,598
*	Portillo's, Inc., Class A	8,018	79,859
*	Pursuit Attractions & Hospitality, Inc.	26,518	801,904
	PVH Corp.	786,214	57,723,832
»	QEP Co., Inc.	4,152	165,773
	RCI Hospitality Holdings, Inc.	10,621	380,550
	Rocky Brands, Inc.	130,527	3,414,586
#*	Sally Beauty Holdings, Inc.	1,077,293	10,492,834
#	Shoe Carnival, Inc.	384,380	7,864,415
#	Signet Jewelers Ltd.	388,100	30,698,710
*	Skechers USA, Inc., Class A	683,253	43,215,752

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Smith & Wesson Brands, Inc.	565,207	$4,493,396
	Sonic Automotive, Inc., Class A	143,541	10,385,191
*	Sportsman's Warehouse Holdings, Inc.	52,828	178,030
	Standard Motor Products, Inc.	308,474	9,365,271
#	Steven Madden Ltd.	93,443	2,243,099
*	Stoneridge, Inc.	255,753	1,969,298
	Strategic Education, Inc.	340,523	25,248,078
*	Strattec Security Corp.	56,286	3,571,910
	Sturm Ruger & Co., Inc.	32,180	1,099,269
	Superior Group of Cos., Inc.	217,821	2,101,973
*	Target Hospitality Corp.	86,643	657,620
*	Taylor Morrison Home Corp.	1,424,488	84,443,649
#	Thor Industries, Inc.	771,039	70,156,839
*	Tile Shop Holdings, Inc.	83,227	525,162
#*	Tilly's, Inc., Class A	80,308	143,751
	Toll Brothers, Inc.	97,718	11,565,902
#*	Topgolf Callaway Brands Corp.	2,589,781	23,955,474
*	Traeger, Inc.	56,126	90,924
*	Tri Pointe Homes, Inc.	1,286,853	39,635,072
#*	Under Armour, Inc. (UA US), Class C	3,140,703	19,786,429
#*	Under Armour, Inc. (UAA US), Class A	2,132,885	14,162,356
*	Universal Electronics, Inc.	39,786	241,501
*	Urban Outfitters, Inc.	448,590	33,769,855
#*	Vera Bradley, Inc.	323,821	624,975
*	Visteon Corp.	161,716	17,974,733
	Weyco Group, Inc.	129,011	3,751,640
#	Whirlpool Corp.	372,874	30,963,457
	Winnebago Industries, Inc.	316,341	9,401,655
*	Zumiez, Inc.	250,421	3,433,272
TOTAL CONSUMER DISCRETIONARY			2,315,694,698
		Shares	Value†
CONSUMER STAPLES — (4.3%)
#	Alico, Inc.	35,079	$1,132,350
	Andersons, Inc.	656,367	23,576,703
#	B&G Foods, Inc.	451,616	1,851,626
*	Bridgford Foods Corp.	13,817	105,147
	Bunge Global SA	277,118	22,102,932
	Calavo Growers, Inc.	652	17,148
	Cal-Maine Foods, Inc.	251,370	27,937,262
#*	Central Garden & Pet Co. (CENT US)	141,997	5,540,723
*	Central Garden & Pet Co. (CENTA US), Class A	734,954	26,105,566
	Conagra Brands, Inc.	1,805,239	32,963,664
*	Coty, Inc., Class A	1,590,616	7,714,488
*	Darling Ingredients, Inc.	1,997,599	64,682,256
	Dole PLC	817,841	11,646,056
#	Edgewell Personal Care Co.	754,757	19,042,519
	Fresh Del Monte Produce, Inc.	993,409	37,342,244
#*	Grocery Outlet Holding Corp.	1,184,745	15,603,092
*	Hain Celestial Group, Inc.	7,474	11,734
*	HF Foods Group, Inc.	39,053	105,834
#*††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	229,927	14,469,306
	Ingredion, Inc.	364,190	47,905,553
	J.M. Smucker Co.	176,136	18,906,438
	Limoneira Co.	6,846	100,499
*	Medifast, Inc.	30,837	424,625
	MGP Ingredients, Inc.	144,159	4,076,816
*	Mission Produce, Inc.	379,929	4,688,324
	Molson Coors Beverage Co., Class B	453,094	22,074,740
*	Natural Alternatives International, Inc.	149,173	544,481
*	Nature's Sunshine Products, Inc.	98,995	1,386,920
	Nu Skin Enterprises, Inc., Class A	68,028	570,075
	Oil-Dri Corp. of America	97,418	5,494,375
#*	Olaplex Holdings, Inc.	89,847	124,887

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Pilgrim's Pride Corp.	11,100	$526,029
*	Post Holdings, Inc.	786,320	83,200,519
	PriceSmart, Inc.	3,332	358,190
	Seaboard Corp.	12,965	41,062,489
#*	Seneca Foods Corp. (SENEA US), Class A	104,704	10,965,650
*»	Seneca Foods Corp. (SENEB US), Class B	24,020	2,562,934
*	Simply Good Foods Co.	198,036	6,032,176
	SpartanNash Co.	282,491	7,497,311
*	TreeHouse Foods, Inc.	643,803	12,373,894
*	United Natural Foods, Inc.	853,066	23,578,744
	Universal Corp.	564,910	30,770,648
*	USANA Health Sciences, Inc.	185,720	5,458,311
	Village Super Market, Inc., Class A	178,255	6,131,972
	Weis Markets, Inc.	589,177	42,662,306
*	Willamette Valley Vineyards, Inc.	4,137	20,023
TOTAL CONSUMER STAPLES			691,449,579
ENERGY — (9.1%)
*	Amplify Energy Corp.	500,789	1,902,998
*	Antero Resources Corp.	103,881	3,628,563
#	APA Corp.	3,142,908	60,626,695
	Ardmore Shipping Corp.	573,959	6,244,674
#	Atlas Energy Solutions, Inc.	109,568	1,424,384
	Berry Corp.	969,053	2,926,540
*	Bristow Group, Inc.	387,918	13,410,325
	California Resources Corp.	692,938	33,385,753
	Chord Energy Corp. (CHRD US)	48,236	5,321,878
#	Civitas Resources, Inc.	978,997	29,722,349
*	Clean Energy Fuels Corp.	600,979	1,219,987
#*	CNX Resources Corp.	2,027,368	61,449,524
#*	Comstock Resources, Inc.	3,582,356	64,016,702
	Core Natural Resources, Inc.	272,368	20,103,482
		Shares	Value†
ENERGY — (Continued)
	Crescent Energy Co., Class A	2,284,370	$21,107,579
	Delek U.S. Holdings, Inc.	189,944	4,249,047
#	DHT Holdings, Inc.	2,789,159	30,931,773
*	DMC Global, Inc.	49,184	397,899
	Dorian LPG Ltd.	597,436	17,200,182
*	DT Midstream, Inc.	397,050	40,788,946
	Epsilon Energy Ltd.	105,276	657,975
	Evolution Petroleum Corp.	148,164	715,632
*	Expro Group Holdings NV	1,124,060	12,117,367
*	Forum Energy Technologies, Inc.	151,235	2,980,842
	FutureFuel Corp.	568,451	2,302,227
*	Geospace Technologies Corp.	100,456	1,628,392
*	Gran Tierra Energy, Inc. (GTE US)	32,000	143,360
#	Granite Ridge Resources, Inc.	479,036	2,486,197
*	Green Plains, Inc.	57,584	476,220
*	Gulf Island Fabrication, Inc.	127	853
*	Gulfport Energy Corp.	39,728	6,917,837
*	Helix Energy Solutions Group, Inc.	2,018,854	11,971,804
	Helmerich & Payne, Inc.	1,285,248	20,833,870
	HF Sinclair Corp.	2,402,624	105,571,299
*	Innovex International, Inc.	351,605	5,773,354
#	International Seaways, Inc.	691,161	27,577,324
	Kodiak Gas Services, Inc.	72,563	2,345,962
#*	Kosmos Energy Ltd.	1,707,718	3,671,594
	Liberty Energy, Inc.	1,815,525	22,403,578
*	Mammoth Energy Services, Inc.	47,641	123,867
	Matador Resources Co.	1,479,603	73,802,598
	Mexco Energy Corp.	4,558	37,603
*	MIND Technology, Inc.	236	2,230
#	Murphy Oil Corp.	1,999,257	49,601,566
*	Nabors Industries Ltd.	4,340	150,945

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	NACCO Industries, Inc., Class A	117,881	$4,470,048
*	National Energy Services Reunited Corp.	50,988	340,090
*	Natural Gas Services Group, Inc.	181,784	4,379,177
#	Noble Corp. PLC	1,141,711	30,609,272
#	Nordic American Tankers Ltd.	2,855,677	7,967,339
#	Northern Oil & Gas, Inc.	1,024,730	28,856,397
	NOV, Inc.	4,891,559	61,535,812
*	Oil States International, Inc.	784,749	3,915,897
	Ovintiv, Inc.	931,803	38,371,648
*	Par Pacific Holdings, Inc.	128,638	4,036,660
	Patterson-UTI Energy, Inc.	4,860,876	28,727,777
	PBF Energy, Inc., Class A	1,175,102	26,557,305
#	Peabody Energy Corp.	1,634,688	26,400,211
	Permian Resources Corp.	3,847,255	54,477,131
*	PrimeEnergy Resources Corp.	7,065	1,190,947
*	ProPetro Holding Corp.	1,406,021	7,536,273
	Range Resources Corp.	1,203,773	44,202,545
	Ranger Energy Services, Inc., Class A	303,032	4,057,598
*	REX American Resources Corp.	237,180	12,399,770
#	Riley Exploration Permian, Inc.	81,985	2,151,286
#	RPC, Inc.	2,866,129	13,327,500
	SandRidge Energy, Inc.	162,881	1,692,334
	Scorpio Tankers, Inc.	699,262	31,613,635
*	SEACOR Marine Holdings, Inc.	345,315	1,726,575
#*	Seadrill Ltd.	904,730	26,381,927
	Select Water Solutions, Inc.	1,399,773	13,479,814
#	SFL Corp. Ltd.	2,064,072	18,948,181
	SM Energy Co.	1,450,602	40,022,109
	Smart Sand, Inc.	27,364	55,823
*	Talos Energy, Inc.	1,812,188	15,494,207
	Teekay Corp. Ltd.	1,305,422	9,399,038
	Teekay Tankers Ltd., Class A	418,372	17,718,054
		Shares	Value†
ENERGY — (Continued)
*	TETRA Technologies, Inc.	499,045	$2,046,084
*	Tidewater, Inc.	96,511	4,826,515
#*	Transocean Ltd.	9,121,842	26,635,779
#	VAALCO Energy, Inc.	900,636	3,350,366
#*	Valaris Ltd.	700,610	34,070,664
#*	Vital Energy, Inc.	388,608	7,263,084
#	Vitesse Energy, Inc.	215,083	5,146,936
	World Kinect Corp.	948,328	25,860,905
TOTAL ENERGY			1,465,596,489
FINANCIALS — (28.9%)
	1st Source Corp.	242,932	14,532,192
*	Acacia Research Corp.	369,706	1,308,759
	ACNB Corp.	29,285	1,232,899
	Affinity Bancshares, Inc.	1,447	27,493
	Alerus Financial Corp.	171,654	3,628,766
	Ally Financial, Inc.	47,445	1,795,793
	Amalgamated Financial Corp.	119,432	3,462,334
*	Ambac Financial Group, Inc.	437,407	3,674,219
	Amerant Bancorp, Inc.	179,961	3,473,247
	Ameris Bancorp	1,007,961	68,894,134
	AmeriServ Financial, Inc.	324,794	912,671
	Ames National Corp.	753	13,592
	Arrow Financial Corp.	38,529	1,032,577
	Associated Banc-Corp.	2,492,535	61,665,316
	Associated Capital Group, Inc., Class A	18,742	693,829
	Assured Guaranty Ltd.	1,025,020	86,696,192
	Atlantic American Corp.	196,322	449,577
	Atlantic Union Bankshares Corp.	1,890,274	59,921,686
	Axis Capital Holdings Ltd.	625,912	58,735,582
	Banc of California, Inc.	442,441	6,424,243
	Bank of Marin Bancorp	173,744	3,935,302
	Bank OZK	1,564,702	77,139,809

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BankFinancial Corp.	172,883	$1,922,459
	BankUnited, Inc.	1,092,500	39,843,475
	Bankwell Financial Group, Inc.	33,899	1,352,570
	Banner Corp.	428,744	26,614,284
	Bar Harbor Bankshares	202,508	5,880,832
	BayCom Corp.	141,941	3,833,826
	BCB Bancorp, Inc.	225,968	1,889,092
#	Berkshire Hills Bancorp, Inc.	630,537	15,536,432
*	Blue Foundry Bancorp	153,529	1,312,673
	BOK Financial Corp.	299,863	30,445,090
	Bread Financial Holdings, Inc.	745,401	45,693,081
*	Bridgewater Bancshares, Inc.	137,190	2,134,676
*	Brighthouse Financial, Inc.	842,518	40,314,486
	Brookline Bancorp, Inc.	1,238,141	12,777,615
	Burke & Herbert Financial Services Corp.	75,694	4,389,495
	Business First Bancshares, Inc.	177,206	4,208,643
*	BV Financial, Inc.	17,751	277,626
	Byline Bancorp, Inc.	509,615	13,402,875
	C&F Financial Corp.	43,677	2,788,776
	Cadence Bank	2,388,658	83,244,731
*	California BanCorp	21,362	320,216
»	California First Leasing Corp.	6,425	124,645
	Camden National Corp.	138,486	5,222,307
	Capital Bancorp, Inc.	1,169	36,800
	Capital City Bank Group, Inc.	79,529	3,148,553
	Capitol Federal Financial, Inc.	862,679	5,193,328
*	Carter Bankshares, Inc.	244,193	4,244,074
	Cathay General Bancorp	934,992	42,280,338
	CB Financial Services, Inc.	3,401	107,659
	Central Pacific Financial Corp.	174,346	4,648,064
	CF Bankshares, Inc.	773	18,243
		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	13,539	$685,073
	ChoiceOne Financial Services, Inc.	6,615	194,481
	Citizens & Northern Corp.	8,347	158,760
	Citizens Community Bancorp, Inc.	57,995	854,846
	Citizens Financial Services, Inc.	3,459	185,714
	Civista Bancshares, Inc.	200,653	3,906,714
	CNB Financial Corp.	391,135	8,976,548
	Colony Bankcorp, Inc.	127,832	2,095,166
	Columbia Banking System, Inc.	2,353,029	56,002,090
	Comerica, Inc.	1,334,854	90,196,085
	Community Trust Bancorp, Inc.	175,941	9,497,295
	Community West Bancshares	109,059	2,099,386
	ConnectOne Bancorp, Inc.	675,211	15,550,109
#*	Consumer Portfolio Services, Inc.	361,067	2,852,429
*	Customers Bancorp, Inc.	442,234	28,192,418
	CVB Financial Corp.	1,364,847	25,508,990
	Dime Community Bancshares, Inc.	555,179	15,384,010
	Donegal Group, Inc. (DGICA US), Class A	365,315	6,265,152
	Donegal Group, Inc. (DGICB US), Class B	54,141	839,186
	Eagle Bancorp Montana, Inc.	13,675	220,441
	Eagle Bancorp, Inc.	386,252	6,214,795
	Eastern Bankshares, Inc.	2,366,280	36,559,026
*	eHealth, Inc.	106,835	363,239
	Employers Holdings, Inc.	483,126	19,943,441
	Enact Holdings, Inc.	671,968	23,357,608
*	Encore Capital Group, Inc.	182,901	6,745,389
	Enterprise Financial Services Corp.	468,815	25,873,900
	Equity Bancshares, Inc., Class A	29,313	1,101,583
	Essent Group Ltd.	1,192,479	66,766,899

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	EZCORP, Inc., Class A	771,031	$11,041,164
	F&G Annuities & Life, Inc.	62,552	1,996,034
	Farmers & Merchants Bancorp, Inc.	14,616	350,930
	Farmers National Banc Corp.	43,342	586,851
	FB Financial Corp.	21,287	1,037,954
	Fidelis Insurance Holdings Ltd.	389,355	5,883,154
	Financial Institutions, Inc.	181,866	4,635,764
	Finward Bancorp	280	7,764
*	Finwise Bancorp	8,326	148,786
	First American Financial Corp.	508,627	30,543,051
	First Bancorp, Inc.	1,942	48,958
	First Bancorp/Southern Pines NC	391,766	19,623,559
	First Bank	175,196	2,610,420
#	First Busey Corp.	1,216,659	27,155,829
	First Business Financial Services, Inc.	112,817	5,372,346
	First Commonwealth Financial Corp.	1,356,012	22,387,758
	First Community Bankshares, Inc.	43,079	1,572,384
	First Community Corp.	9,156	226,840
	First Financial Bancorp	1,404,871	34,054,073
	First Financial Corp.	164,290	8,797,730
*»	First Financial Northwest, Inc.	251,056	301,267
*	First Foundation, Inc.	43,909	213,837
	First Hawaiian, Inc.	1,225,306	29,713,671
	First Horizon Corp.	3,629,928	79,168,730
	First Internet Bancorp	107,025	2,347,058
	First Interstate BancSystem, Inc., Class A	1,414,008	40,709,290
	First Merchants Corp.	790,302	30,126,312
	First Mid Bancshares, Inc.	151,128	5,738,330
	First Northwest Bancorp	19,136	146,390
	First United Corp.	87,861	2,887,991
		Shares	Value†
FINANCIALS — (Continued)
*	First Western Financial, Inc.	26,005	$562,878
*	Firstsun Capital Bancorp	15,033	534,423
	Flushing Financial Corp.	370,325	4,440,197
	FNB Corp.	5,830,309	89,320,334
	Franklin Financial Services Corp.	7,867	316,253
#	Franklin Resources, Inc.	553,264	13,278,336
	FS Bancorp, Inc.	61,406	2,400,361
	Fulton Financial Corp.	2,669,594	47,919,212
*	Fundamental Global, Inc.	784	16,299
*	FVCBankcorp, Inc.	10,941	140,154
*	Genworth Financial, Inc.	6,414,722	50,419,715
	Great Southern Bancorp, Inc.	79,484	4,525,819
*	Green Dot Corp., Class A	625,470	6,329,756
*	Greenlight Capital Re Ltd., Class A	494,133	6,423,729
	Guaranty Bancshares, Inc.	3,005	131,048
*	Hamilton Insurance Group Ltd., Class B	14,701	315,925
	Hancock Whitney Corp.	1,164,724	69,557,317
	Hanmi Financial Corp.	378,195	8,626,628
	Hanover Bancorp, Inc.	4,101	85,342
	HarborOne Bancorp, Inc.	527,436	6,239,568
	Hawthorn Bancshares, Inc.	35,815	1,021,444
	HBT Financial, Inc.	11,540	287,000
	Heritage Commerce Corp.	808,009	7,474,083
	Heritage Financial Corp.	431,871	9,734,372
*	Heritage Insurance Holdings, Inc.	183,138	3,862,380
	Hilltop Holdings, Inc.	820,039	24,273,154
	Home Bancorp, Inc.	100,806	5,271,146
	Home BancShares, Inc.	249,975	7,039,296
*	HomeStreet, Inc.	90,958	1,189,731
	HomeTrust Bancshares, Inc.	219,177	8,517,218
	Hope Bancorp, Inc.	1,610,293	16,086,827

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Horace Mann Educators Corp.	365,431	$15,541,780
	Horizon Bancorp, Inc.	512,248	7,934,722
	Independent Bank Corp. (IBCP US)	43,595	1,331,827
	Independent Bank Corp. (INDB US)	591,760	37,606,348
	International Bancshares Corp.	330,071	22,504,241
	Invesco Ltd.	5,769,261	121,212,174
	Investar Holding Corp.	81,979	1,778,944
	Jackson Financial, Inc., Class A	963,087	84,327,898
	James River Group Holdings Ltd.	15,488	88,282
	Janus Henderson Group PLC	1,168,571	50,599,124
	Kearny Financial Corp.	787,142	4,667,752
	Kemper Corp.	6,694	412,283
	Landmark Bancorp, Inc.	55,186	1,340,468
	LCNB Corp.	115,897	1,710,640
*	LendingClub Corp.	1,339,819	20,887,778
	Lincoln National Corp.	506,125	19,288,424
	Live Oak Bancshares, Inc.	52,122	1,647,576
	Magyar Bancorp, Inc.	45,405	766,436
	MainStreet Bancshares, Inc.	33,410	674,882
	Mercantile Bank Corp.	254,829	11,643,137
	Merchants Bancorp	125,870	3,687,991
	Meridian Corp.	61,607	907,471
*	Metropolitan Bank Holding Corp.	34,857	2,458,813
	MGIC Investment Corp.	3,767,178	97,569,910
	Mid Penn Bancorp, Inc.	85,018	2,333,744
	Middlefield Banc Corp.	12,704	353,806
	Midland States Bancorp, Inc.	303,215	5,142,526
	MidWestOne Financial Group, Inc.	103,584	2,852,703
*	Mr. Cooper Group, Inc.	392,261	61,082,883
	MVB Financial Corp.	59,710	1,357,805
		Shares	Value†
FINANCIALS — (Continued)
	National Bank Holdings Corp., Class A	285,421	$10,577,702
	Navient Corp.	2,039,110	26,386,083
	NBT Bancorp, Inc.	28,665	1,186,158
	Nelnet, Inc., Class A	589,812	73,590,843
	Nicolet Bankshares, Inc.	42,086	5,429,094
*	NMI Holdings, Inc.	564,386	21,062,886
	Northeast Bank	4,224	418,894
	Northeast Community Bancorp, Inc.	98,424	2,033,440
	Northfield Bancorp, Inc.	573,457	6,107,317
	Northrim BanCorp, Inc.	69,367	5,794,226
	Northwest Bancshares, Inc.	1,926,488	22,539,910
	Oak Valley Bancorp	976	26,010
	OceanFirst Financial Corp.	707,340	11,869,165
	OFG Bancorp	336,093	14,324,284
*	Old Market Capital Corp.	138,264	796,401
#	Old National Bancorp	4,431,839	93,556,121
	Old Republic International Corp.	119,167	4,310,270
	Old Second Bancorp, Inc.	251,146	4,261,948
*	Onity Group, Inc.	92,398	3,485,253
	OP Bancorp	148,940	1,906,432
	Oppenheimer Holdings, Inc., Class A	141,392	10,718,928
*	OptimumBank Holdings, Inc.	1,253	5,639
	Origin Bancorp, Inc.	258,471	9,447,115
	Orrstown Financial Services, Inc.	142,388	4,678,870
	Pacific Premier Bancorp, Inc.	1,431,888	31,029,013
	Parke Bancorp, Inc.	124,503	2,570,987
*	Paysafe Ltd.	320,613	3,895,448
	PCB Bancorp	142,502	2,912,741
	Peapack-Gladstone Financial Corp.	232,356	5,920,431
	PennyMac Financial Services, Inc.	191,342	17,821,594

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp of North Carolina, Inc.	7,096	$203,726
	Peoples Bancorp, Inc.	570,462	16,338,032
	Peoples Financial Services Corp.	54,164	2,638,328
	Pinnacle Financial Partners, Inc.	399,321	35,096,323
*	Pioneer Bancorp, Inc.	1,132	13,890
*	Ponce Financial Group, Inc.	115,639	1,624,728
	Popular, Inc.	767,991	87,996,409
*	PRA Group, Inc.	466,803	7,095,406
	Primis Financial Corp.	320,645	3,588,018
	Princeton Bancorp, Inc.	41,190	1,243,526
*	ProAssurance Corp.	664,413	15,786,453
	Prosperity Bancshares, Inc.	1,235,800	82,328,996
*	Provident Bancorp, Inc.	111,797	1,365,041
	Provident Financial Holdings, Inc.	170,109	2,606,920
	Provident Financial Services, Inc.	1,986,787	36,199,259
	QCR Holdings, Inc.	141,839	10,070,569
	Radian Group, Inc.	1,285,120	41,907,763
	RBB Bancorp	129,808	2,350,823
	Red River Bancshares, Inc.	1,255	75,513
	Regional Management Corp.	170,944	5,682,179
	Renasant Corp.	1,236,913	45,320,492
*	Repay Holdings Corp.	1,024,304	5,039,576
	Republic Bancorp, Inc., Class A	160,190	11,030,683
	Richmond Mutual BanCorp, Inc.	7,283	100,797
	Riverview Bancorp, Inc.	291,953	1,439,328
	S&T Bancorp, Inc.	533,973	19,564,771
	Safety Insurance Group, Inc.	493	34,683
	SB Financial Group, Inc.	67,509	1,269,844
	Seacoast Banking Corp. of Florida	179,732	5,066,645
*	Security National Financial Corp., Class A	173,617	1,472,272
		Shares	Value†
FINANCIALS — (Continued)
	Shore Bancshares, Inc.	301,881	$4,682,174
	Sierra Bancorp	289,461	8,486,997
	Simmons First National Corp., Class A	1,706,427	32,712,206
*	SiriusPoint Ltd.	1,320,887	25,902,594
#	SmartFinancial, Inc.	198,068	6,785,810
	South Plains Financial, Inc.	43,916	1,629,723
*	Southern First Bancshares, Inc.	43,586	1,811,434
	Southern Missouri Bancorp, Inc.	30,720	1,661,645
	Southside Bancshares, Inc.	122,325	3,601,248
	SouthState Corp.	893,772	84,166,509
	SR Bancorp, Inc.	6,477	90,160
	Stellar Bancorp, Inc.	455,176	13,441,347
#††,*††	Sterling Bancorp, Inc.	224,071	0
	Stewart Information Services Corp.	226,499	14,706,580
	Summit State Bank	10,197	124,811
	SWK Holdings Corp.	5,520	82,193
	Synovus Financial Corp.	403,988	19,084,393
*	Texas Capital Bancshares, Inc.	699,460	58,733,656
*	Third Coast Bancshares, Inc.	118,633	4,466,532
	Timberland Bancorp, Inc.	133,137	4,165,857
	Tiptree, Inc.	366,504	7,615,953
	Tompkins Financial Corp.	32,990	2,133,793
	Towne Bank	984,732	34,495,162
	TriCo Bancshares	213,749	8,789,359
	TrustCo Bank Corp.	275,223	9,236,484
	Trustmark Corp.	837,226	31,186,669
	UMB Financial Corp.	346,995	38,165,980
*††	Unico American Corp.	99,017	4,951
	United Bancshares, Inc.	6,413	188,222
	United Bankshares, Inc.	1,960,349	69,631,597
	United Community Banks, Inc.	1,420,300	43,319,150
	United Fire Group, Inc.	297,133	7,888,881

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	United Security Bancshares	265,629	$2,271,128
	Unity Bancorp, Inc.	49,758	2,443,615
	Univest Financial Corp.	424,997	12,256,914
	Valley National Bancorp	7,006,475	64,950,023
*	Velocity Financial, Inc.	32,109	533,009
	Veritex Holdings, Inc.	717,634	22,763,351
	Virtus Investment Partners, Inc.	2,654	513,045
	WaFd, Inc.	1,110,323	32,315,951
	Washington Trust Bancorp, Inc.	173,042	4,661,752
	Waterstone Financial, Inc.	273,538	3,640,791
	Webster Financial Corp.	1,788,730	103,120,285
	WesBanco, Inc.	1,402,528	42,258,169
	Western Alliance Bancorp	667,916	51,803,565
	Western New England Bancorp, Inc.	356,282	3,794,403
	Westwood Holdings Group, Inc.	11,851	207,155
	White Mountains Insurance Group Ltd.	35,610	63,663,558
	Wintrust Financial Corp.	566,845	72,544,823
	WSFS Financial Corp.	765,083	41,957,152
	WVS Financial Corp.	1,740	21,158
	Zions Bancorp NA	1,682,563	90,219,028
TOTAL FINANCIALS			4,667,079,628
HEALTH CARE — (5.4%)
*	Acadia Healthcare Co., Inc.	410,944	8,946,251
*	AdaptHealth Corp.	755,210	6,774,234
*	American Shared Hospital Services	118,315	298,154
*	AMN Healthcare Services, Inc.	28,283	518,710
*	Amphastar Pharmaceuticals, Inc.	231,778	4,855,749
*	Anika Therapeutics, Inc.	20,453	168,840
*	Astrana Health, Inc.	30,884	736,892
		Shares	Value†
HEALTH CARE — (Continued)
*	Avanos Medical, Inc.	596,538	$6,663,329
*	Avantor, Inc.	3,712,049	49,889,939
*	Azenta, Inc.	728,633	23,826,299
*	Bio-Rad Laboratories, Inc., Class A	270,124	65,356,502
*	CareCloud, Inc.	13,795	32,832
*	CareDx, Inc.	35,114	431,375
*	Castle Biosciences, Inc.	272,902	4,134,465
*	Certara, Inc.	1,288,410	12,677,954
*	Charles River Laboratories International, Inc.	135,936	23,060,183
	CONMED Corp.	124,971	6,392,267
*	Cross Country Healthcare, Inc.	213,370	2,869,826
*	Cytek Biosciences, Inc.	117,931	424,552
	Dentsply Sirona, Inc.	769,190	11,007,109
*	DocGo, Inc.	37,900	51,544
*	Elanco Animal Health, Inc.	6,268,307	85,750,440
*	Enhabit, Inc.	181,092	1,216,938
*	Enovis Corp.	717,405	19,226,454
*	Entrada Therapeutics, Inc.	83,478	490,851
*	Envista Holdings Corp.	2,084,307	39,372,559
*	Evolent Health, Inc., Class A	87,256	876,923
*	FONAR Corp.	78,303	1,222,310
*	Fulgent Genetics, Inc.	21,203	364,268
*	Globus Medical, Inc., Class A	88,636	4,664,913
	HealthStream, Inc.	17,713	463,372
*	ICU Medical, Inc.	74,251	9,534,571
*	InfuSystem Holdings, Inc.	2,808	15,725
#*	Innoviva, Inc.	1,062,955	19,313,892
*	Integer Holdings Corp.	171,272	18,584,725
*	Integra LifeSciences Holdings Corp.	435,489	5,722,325
*	Jazz Pharmaceuticals PLC	669,842	76,783,988
*	Kewaunee Scientific Corp.	47,055	2,604,024
*	LENSAR, Inc.	1,627	20,972
*	LifeStance Health Group, Inc.	666,969	2,654,537
*	LivaNova PLC	7,970	336,254

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Molina Healthcare, Inc.	14,308	$2,258,804
*	Monte Rosa Therapeutics, Inc.	50,858	251,747
	National HealthCare Corp.	203,290	19,521,939
#*	Neogen Corp.	2,620,240	12,184,116
*	NeoGenomics, Inc.	424,602	2,055,074
#*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc. (2200963D US)	2,029	0
*»	OmniAb, Inc. (2200964D US)	2,029	0
*	Omnicell, Inc.	518,552	16,080,297
*	OraSure Technologies, Inc.	820,045	2,607,743
*	Organogenesis Holdings, Inc.	26,869	124,135
*	OrthoPediatrics Corp.	41,730	864,646
*	Owens & Minor, Inc.	887,409	6,149,744
*	Pacira BioSciences, Inc.	560,528	11,821,536
*††	PDL BioPharma, Inc.	1,226,353	515,068
*	Pediatrix Medical Group, Inc.	440,038	5,390,465
	Perrigo Co. PLC	1,847,809	49,281,066
#	Premier, Inc., Class A	1,286,972	27,644,159
*	Prestige Consumer Healthcare, Inc.	431,389	31,901,217
*	Puma Biotechnology, Inc.	119,844	372,715
*	QuidelOrtho Corp.	618,524	14,238,422
*	Quipt Home Medical Corp.	18,442	40,757
#	Revvity, Inc.	44,956	3,951,632
	Select Medical Holdings Corp.	565,216	8,359,545
#*	Sensus Healthcare, Inc.	84,183	470,583
	SIGA Technologies, Inc.	8,824	58,327
*	Supernus Pharmaceuticals, Inc.	576,171	20,223,602
#*	Surgery Partners, Inc.	851,459	18,689,525
*	Tactile Systems Technology, Inc.	286,938	2,863,641
	Teleflex, Inc.	231,262	27,635,809
*	TruBridge, Inc.	12,155	253,067
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	16,466	$2,740,766
	Utah Medical Products, Inc.	29,788	1,656,213
*	Vanda Pharmaceuticals, Inc.	402,020	1,712,605
*	Varex Imaging Corp.	502,915	3,661,221
#*	Veracyte, Inc.	85,453	2,009,000
	Viatris, Inc.	6,430,825	56,205,410
*	Voyager Therapeutics, Inc.	139,141	443,860
*	Zimvie, Inc.	363,931	6,838,263
TOTAL HEALTH CARE			879,413,766
INDUSTRIALS — (17.4%)
*	AAR Corp.	293,520	21,928,879
	ABM Industries, Inc.	927,823	42,800,475
	ACCO Brands Corp.	765,893	2,872,099
	Acme United Corp.	27,459	1,103,303
*	Aebi Schmidt Holding AG	167,521	1,725,466
*	AerSale Corp.	120,195	725,978
	AGCO Corp.	730,584	86,186,994
*	Air Industries Group	7,084	24,511
	Air Lease Corp.	1,565,593	86,733,852
	Alamo Group, Inc.	6,481	1,442,541
*	Alaska Air Group, Inc.	1,599,160	84,691,514
#	Alight, Inc., Class A	6,707,305	35,951,155
#*	Allegiant Travel Co.	118,732	6,131,320
	Allient, Inc.	73,830	2,976,087
*	Amentum Holdings, Inc.	177,123	4,422,761
#*	Ameresco, Inc., Class A	179,422	3,035,820
*	American Woodmark Corp.	253,281	13,325,113
	Apogee Enterprises, Inc.	68,394	2,871,864
	ArcBest Corp.	320,247	23,419,663
	Arcosa, Inc.	679,163	58,326,518
	Astec Industries, Inc.	331,845	13,160,973
#*	Asure Software, Inc.	151,498	1,469,531
	Atkore, Inc.	136,370	10,503,217
*	Avalon Holdings Corp., Class A	10,149	26,286
	AZZ, Inc.	82,802	9,066,819
*	BGSF, Inc.	13,716	84,079

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	BlueLinx Holdings, Inc.	116,887	$8,564,310
	Boise Cascade Co.	367,045	30,762,041
*	Bowman Consulting Group Ltd.	39,374	1,365,490
*	BrightView Holdings, Inc.	1,206,115	19,237,534
*	Broadwind, Inc.	39,495	102,292
*	CACI International, Inc., Class A	13,028	6,000,306
*	Cadeler AS (CDLR US), ADR	26,931	564,474
#*	Chart Industries, Inc.	205,033	40,766,711
	Chicago Rivet & Machine Co.	27,374	347,376
	Civeo Corp.	125,155	3,127,623
*	Clarivate PLC	1,898,812	7,310,426
	Columbus McKinnon Corp.	362,591	5,311,958
*	Commercial Vehicle Group, Inc.	14,959	25,281
	CompX International, Inc.	65,882	1,535,051
#	Concentrix Corp.	165,941	8,623,954
	Concrete Pumping Holdings, Inc.	459,398	3,137,688
*	Conduent, Inc.	1,543,166	4,104,822
	Copa Holdings SA, Class A	239,409	26,493,000
*	Costamare Bulkers Holdings Ltd.	353,165	3,178,485
#	Costamare, Inc.	1,765,828	17,817,205
	Covenant Logistics Group, Inc.	313,698	7,575,807
*»	CPI Aerostructures, Inc.	23,283	79,628
#*	Custom Truck One Source, Inc.	817,230	5,058,654
	Deluxe Corp.	588,221	9,470,358
*	DLH Holdings Corp.	20,847	116,952
*	DNOW, Inc.	1,432,491	22,289,560
	Douglas Dynamics, Inc.	1,957	55,970
*	Ducommun, Inc.	233,057	21,203,526
	Dun & Bradstreet Holdings, Inc.	4,196,336	38,186,658
*	DXP Enterprises, Inc.	68,408	7,747,890
	Eastern Co.	95,333	2,197,426
	EnerSys	168,137	15,530,815
	Ennis, Inc.	554,504	9,870,171
	Enpro, Inc.	105,501	22,409,467
*	Enviri Corp.	1,081,656	9,734,904
	Espey Mfg. & Electronics Corp.	1,996	87,824
		Shares	Value†
INDUSTRIALS — (Continued)
#*	First Advantage Corp.	371,054	$6,415,524
*	Fluor Corp.	663,756	37,681,428
*	Forrester Research, Inc.	71,631	697,686
#*	Frontier Group Holdings, Inc.	276,112	1,209,371
*	Gates Industrial Corp. PLC	3,611,022	89,553,346
	GATX Corp.	296,602	45,288,159
#	Genco Shipping & Trading Ltd.	644,187	10,261,899
*	Gencor Industries, Inc.	177,299	2,585,019
*	Gibraltar Industries, Inc.	294,938	19,474,756
*	GMS, Inc.	90,054	9,873,521
*	Great Lakes Dredge & Dock Corp.	951,556	10,543,240
#	Greenbrier Cos., Inc.	439,723	20,007,397
*	GXO Logistics, Inc.	1,035,128	51,456,213
*	Healthcare Services Group, Inc.	362,358	4,714,278
	Heartland Express, Inc.	986,067	7,711,044
	Heidrick & Struggles International, Inc.	195,343	8,698,624
	Helios Technologies, Inc.	265,083	9,725,895
	Hillenbrand, Inc.	444,522	9,206,051
*	Hillman Solutions Corp.	1,735,467	13,692,835
	HNI Corp.	12,531	644,595
	Hub Group, Inc., Class A	952,985	33,373,535
*	Hudson Technologies, Inc.	371,008	3,483,765
	Huntington Ingalls Industries, Inc.	191,143	53,302,137
*	Hurco Cos., Inc.	111,781	2,148,431
	Hyster-Yale, Inc.	36,494	1,533,113
	ICF International, Inc.	129,990	10,904,861
	Insteel Industries, Inc.	172,696	6,234,326
	Interface, Inc.	277,700	5,726,174
*	Janus International Group, Inc.	256,070	2,194,520
	JBT Marel Corp.	100	13,780
*	JELD-WEN Holding, Inc.	575,501	2,589,755
#*	JetBlue Airways Corp.	4,463,344	19,817,247

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kelly Services, Inc., Class A	671,562	$8,226,635
	Kennametal, Inc.	1,107,524	27,422,294
*	Kirby Corp.	703,054	67,008,077
	Knight-Swift Transportation Holdings, Inc.	2,068,666	87,918,305
	Korn Ferry	536,428	38,016,652
*	L.B. Foster Co., Class A	160,670	3,775,745
	LSI Industries, Inc.	89,288	1,633,970
	Luxfer Holdings PLC	130,838	1,572,673
#*	Manitowoc Co., Inc.	490,577	6,254,857
	ManpowerGroup, Inc.	597,215	24,635,119
	Marten Transport Ltd.	1,363,391	16,578,835
*	Mastech Digital, Inc.	1,688	12,187
*	Masterbrand, Inc.	1,210,841	13,355,576
	Matson, Inc.	459,105	49,023,232
	Maximus, Inc.	7,269	536,888
*	Mayville Engineering Co., Inc.	128,291	2,151,440
*	Middleby Corp.	213,565	31,009,638
	Miller Industries, Inc.	162,638	6,627,499
	MillerKnoll, Inc.	943,649	17,910,458
*	Mistras Group, Inc.	389,044	3,089,009
*	Montrose Environmental Group, Inc.	41,515	941,975
*	MRC Global, Inc.	541,965	7,956,046
	National Presto Industries, Inc.	46,040	4,440,558
	NL Industries, Inc.	787,540	4,859,122
*	NN, Inc.	9,563	18,648
*	NPK International, Inc.	786,216	7,091,668
*	NV5 Global, Inc.	275,195	6,178,128
*	NWPX Infrastructure, Inc.	166,719	6,965,520
*	OPENLANE, Inc.	1,471,602	36,260,273
*	Orion Group Holdings, Inc.	203,953	1,511,292
	Oshkosh Corp.	716,917	90,711,508
*	PAMT Corp.	339,900	3,851,067
	Pangaea Logistics Solutions Ltd.	675,542	3,289,890
	Park-Ohio Holdings Corp.	180,081	2,953,328
		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Pipe International Holdings, Inc.	149,959	$3,323,091
	Preformed Line Products Co.	73,753	11,382,300
	Primoris Services Corp.	80,322	7,563,923
*	Proto Labs, Inc.	283,143	12,209,126
	Quanex Building Products Corp.	459,189	8,945,002
*	Radiant Logistics, Inc.	628,615	3,715,115
	Regal Rexnord Corp.	313,623	47,946,684
*	Resideo Technologies, Inc.	2,005,204	54,742,069
	Resources Connection, Inc.	400,330	2,025,670
	Rush Enterprises, Inc. (RUSHA US), Class A	756,029	40,931,410
	Rush Enterprises, Inc. (RUSHB US), Class B	560,721	30,452,758
	Ryder System, Inc.	193,094	34,314,735
	Schneider National, Inc., Class B	1,205,180	29,466,651
	Sensata Technologies Holding PLC	1,893,533	58,245,075
*	Shoals Technologies Group, Inc., Class A	138,576	746,925
*	SIFCO Industries, Inc.	49,091	238,582
*	SkyWest, Inc.	572,572	66,395,449
	Stanley Black & Decker, Inc.	777,925	52,626,626
	Steelcase, Inc., Class A	1,364,403	14,094,283
#*	Stratasys Ltd.	39,250	425,078
*	Sun Country Airlines Holdings, Inc.	562,885	6,523,837
#*	Sunrun, Inc.	2,834,081	29,077,671
*	Taylor Devices, Inc.	3,503	157,985
	Terex Corp.	437,395	22,245,910
*	Thermon Group Holdings, Inc.	272,054	7,693,687
	Timken Co.	512,542	38,999,321
*	Titan International, Inc.	491,377	4,157,049
#*	Titan Machinery, Inc.	370,910	7,165,981

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Trinity Industries, Inc.	957,264	$22,304,251
*	TrueBlue, Inc.	109,410	789,940
	Twin Disc, Inc.	106,033	917,185
	UFP Industries, Inc.	167,280	16,393,440
*	U-Haul Holding Co. (UHAL US)	20,487	1,185,378
	U-Haul Holding Co. (UHAL/B US)	24,245	1,260,740
*	Ultralife Corp.	226,959	1,808,863
	UniFirst Corp.	137,714	23,553,225
#	Universal Logistics Holdings, Inc.	65,731	1,572,943
*	V2X, Inc.	169,619	8,036,548
	Vestis Corp.	1,110,920	6,732,175
	Virco Mfg. Corp.	124,162	961,014
*	VirTra, Inc.	47,855	339,292
#	Werner Enterprises, Inc.	846,463	23,463,954
	WESCO International, Inc.	503,793	104,264,999
	Willis Lease Finance Corp.	217,938	30,855,662
TOTAL INDUSTRIALS			2,799,800,694
INFORMATION TECHNOLOGY — (6.1%)
#*	Alithya Group, Inc., Class A	128,805	222,833
*	Alpha & Omega Semiconductor Ltd.	416,897	10,618,367
	Amkor Technology, Inc.	3,460,921	78,078,378
*	Amtech Systems, Inc.	359,967	1,693,645
*	Arrow Electronics, Inc.	688,912	79,913,792
*	ASGN, Inc.	318,589	15,974,052
*	AstroNova, Inc.	164,829	1,862,568
*	Aviat Networks, Inc.	33,214	717,422
	Avnet, Inc.	1,686,327	89,274,151
*	Aware, Inc.	401,024	850,171
*	Axcelis Technologies, Inc.	18,180	1,230,604
	Bel Fuse, Inc. (BELFA US), Class A	6,165	706,077
#	Bel Fuse, Inc. (BELFB US), Class B	35,334	4,594,833
	Benchmark Electronics, Inc.	653,408	25,156,208
*	Bill Holdings, Inc.	801,702	34,352,931
#*	Cipher Mining, Inc.	284,988	1,556,034
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Cleanspark, Inc.	259,128	$2,946,285
*	Coherent Corp.	140,704	15,139,750
*	Cohu, Inc.	524,818	9,373,249
*	Comtech Telecommunications Corp.	142,616	309,477
*	Corsair Gaming, Inc.	184,794	1,674,234
	CSP, Inc.	127,944	1,312,705
*	Daily Journal Corp.	87	34,763
*	Daktronics, Inc.	130,900	2,123,198
*	Diebold Nixdorf, Inc.	140,251	7,894,729
*	Digi International, Inc.	281,606	9,183,172
*	Diodes, Inc.	522,185	25,780,273
*	DXC Technology Co.	2,434,573	33,134,539
#*	Eastman Kodak Co.	368,315	2,467,710
*	ePlus, Inc.	177,624	11,506,483
*	Expensify, Inc., Class A	30,054	61,010
*	Globant SA	21,489	1,810,663
*	Grid Dynamics Holdings, Inc.	2,222	21,087
*	Ichor Holdings Ltd.	381,247	7,544,878
*	IPG Photonics Corp.	332,754	24,919,947
*	Jamf Holding Corp.	68,251	541,913
*	Key Tronic Corp.	214,941	631,927
*	Kimball Electronics, Inc.	488,543	9,165,067
*	Knowles Corp.	1,121,389	22,775,411
*	KVH Industries, Inc.	63,177	334,206
*	Lantronix, Inc.	210,376	675,307
	Littelfuse, Inc.	15,227	3,918,364
	Methode Electronics, Inc.	11,442	75,060
*	Mirion Technologies, Inc.	999,327	22,334,958
*	Mitek Systems, Inc.	4,063	36,648
	MKS, Inc.	5,777	549,855
*	N-able, Inc.	34,711	280,465
#*	NCR Voyix Corp.	277,018	3,772,985
*	NETGEAR, Inc.	211,691	4,921,816
*	NetScout Systems, Inc.	965,443	20,679,789
*	Optical Cable Corp.	98,611	441,777
	PC Connection, Inc.	338,757	20,864,044
#*	Penguin Solutions, Inc.	185,714	4,377,279
*	Photronics, Inc.	873,082	17,775,949
*	Plexus Corp.	133,118	16,972,545
#*	Powerfleet, Inc. NJ	350,746	1,424,029

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ribbon Communications, Inc.	900,670	$3,386,519
#	Richardson Electronics Ltd.	248,494	2,504,819
#*	Riot Platforms, Inc.	350,132	4,695,270
*	Rogers Corp.	197,615	12,959,592
*	Sanmina Corp.	786,769	91,296,675
*	ScanSource, Inc.	377,407	14,658,488
#*††	Silicon Graphics, Inc.	289,563	0
	Skyworks Solutions, Inc.	494,598	33,899,747
*	Synaptics, Inc.	39,025	2,446,867
	Taitron Components, Inc., Class A	7,394	16,045
	TD SYNNEX Corp.	280,020	40,432,088
*	TransAct Technologies, Inc.	111,690	421,071
*	Trio-Tech International	57,299	311,707
*	TTM Technologies, Inc.	873,147	41,256,196
*	Turtle Beach Corp.	6,907	100,428
*	Ultra Clean Holdings, Inc.	341,667	7,694,341
*	Veeco Instruments, Inc.	262,360	5,451,841
*	Verint Systems, Inc.	602,440	12,819,923
#*	Viasat, Inc.	487,291	8,006,191
	Vishay Intertechnology, Inc.	1,741,053	28,535,859
*	Vishay Precision Group, Inc.	171,388	4,545,210
#	Xerox Holdings Corp.	1,560,133	6,318,539
*	Xperi, Inc.	8,310	50,026
TOTAL INFORMATION TECHNOLOGY			978,397,054
MATERIALS — (5.7%)
	AdvanSix, Inc.	367,460	7,393,295
	Alcoa Corp.	2,470,779	74,049,247
#*	Alpha Metallurgical Resources, Inc.	150,837	17,809,325
	American Vanguard Corp.	333,963	1,289,097
*	Arq, Inc.	99,990	534,947
*	Ascent Industries Co.	53,841	690,780
	Ashland, Inc.	566,778	29,223,074
*	Aspen Aerogels, Inc.	248,375	1,902,552
		Shares	Value†
MATERIALS — (Continued)
	Avient Corp.	1,000,761	$31,594,025
	Caledonia Mining Corp. PLC	106,308	2,093,205
	Celanese Corp.	188,738	9,857,786
*	Clearwater Paper Corp.	225,323	5,083,287
#*	Cleveland-Cliffs, Inc.	5,939,991	62,488,705
*	Coeur Mining, Inc.	517,703	4,498,839
	Commercial Metals Co.	1,582,984	82,093,550
*	Core Molding Technologies, Inc.	133,163	2,215,832
	Eastman Chemical Co.	423,796	30,771,828
*	Ecovyst, Inc.	1,618,155	13,932,315
	Element Solutions, Inc.	1,199,089	28,298,500
	Ferroglobe PLC	273,106	1,155,238
	FMC Corp.	536,116	20,929,969
	Fortitude Gold Corp.	40,459	142,416
	Friedman Industries, Inc.	165,653	2,511,299
	Graphic Packaging Holding Co.	90,996	2,034,671
	Greif, Inc. (GEF US), Class A	541,389	34,340,304
	Greif, Inc. (GEF/B US), Class B	29,116	1,911,465
	HB Fuller Co.	365,025	20,514,405
	Hecla Mining Co.	4,380,747	25,145,488
	Huntsman Corp.	2,076,660	20,143,602
	Innospec, Inc.	100,290	8,013,171
*	Intrepid Potash, Inc.	169,230	5,631,974
	Kaiser Aluminum Corp.	129,642	10,022,623
	Koppers Holdings, Inc.	268,544	8,824,356
	Kronos Worldwide, Inc.	737,565	3,945,973
*	LSB Industries, Inc.	262,319	2,027,726
	Materion Corp.	103,219	10,868,961
	Mativ Holdings, Inc.	186,908	1,237,331
*	McEwen, Inc.	78,251	795,030
	Mercer International, Inc.	461,528	1,712,269
*	Metallus, Inc.	637,342	10,070,004
	Minerals Technologies, Inc.	468,872	27,264,907
	Mosaic Co.	2,392,435	86,151,584
	Myers Industries, Inc.	196,294	2,875,707

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Nexa Resources SA	152,926	$740,162
	Northern Technologies International Corp.	1,810	13,937
*	O-I Glass, Inc.	1,917,703	24,949,316
	Olin Corp.	455,042	8,618,495
	Olympic Steel, Inc.	187,736	5,838,590
	Orion SA	450,369	4,368,579
*	Perimeter Solutions, Inc.	1,010,364	16,297,171
	Quaker Chemical Corp.	116,627	13,344,461
#	Ramaco Resources, Inc. (METC US), Class A	432,441	8,800,174
#	Ramaco Resources, Inc. (METCB US), Class B	22,462	305,029
*	Ranpak Holdings Corp.	712,241	2,599,680
*	Rayonier Advanced Materials, Inc.	910,567	3,496,577
††	Resolute Forest Products, Inc.	1,372,760	365,566
	Ryerson Holding Corp.	423,658	8,727,355
	Sonoco Products Co.	516,336	23,271,264
	Stepan Co.	284,046	14,421,015
	SunCoke Energy, Inc.	1,390,191	10,273,511
*	Tredegar Corp.	9,050	78,826
	TriMas Corp.	564,288	20,162,010
	Tronox Holdings PLC	2,032,471	6,483,582
#	Warrior Met Coal, Inc.	323,707	16,632,066
*»	Webco Industries, Inc.	4,296	801,204
	Westlake Corp.	139,586	11,069,170
	Worthington Steel, Inc.	340,204	10,383,026
TOTAL MATERIALS			926,131,428
REAL ESTATE — (0.9%)
*	AMREP Corp.	20,447	454,946
*	Anywhere Real Estate, Inc.	1,514,310	6,996,112
*	Cushman & Wakefield PLC	2,925,930	35,667,087
*	Five Point Holdings LLC, Class A	169,310	902,422
		Shares	Value†
REAL ESTATE — (Continued)
*	Forestar Group, Inc.	692,571	$17,175,761
*	FRP Holdings, Inc.	188,506	4,976,558
*	Howard Hughes Holdings, Inc.	376,702	25,890,729
*	Jones Lang LaSalle, Inc.	102,304	27,658,909
	Kennedy-Wilson Holdings, Inc.	106,767	781,534
	Newmark Group, Inc., Class A	527,160	7,997,017
*	RE/MAX Holdings, Inc., Class A	236,469	1,818,447
#*	Seaport Entertainment Group, Inc.	94,913	2,189,643
#*	Stratus Properties, Inc.	109,516	1,745,138
*	Tejon Ranch Co.	420,998	7,561,124
TOTAL REAL ESTATE			141,815,427
UTILITIES — (0.6%)
*	Hallador Energy Co.	15,213	268,357
	MDU Resources Group, Inc.	2,386,951	41,174,905
*	Montauk Renewables, Inc.	6,937	15,053
	New Jersey Resources Corp.	730,744	33,548,457
	Ormat Technologies, Inc.	200,088	17,889,868
TOTAL UTILITIES			92,896,640
TOTAL COMMON STOCKS Cost ($12,732,376,063)			15,338,821,932

TEMPORARY CASH INVESTMENTS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	153,702,649	153,702,649
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	54,349,807	628,664,219
TOTAL INVESTMENTS — (100.0%)
(Cost $13,514,720,564)^^			$16,121,188,800

U.S. Small Cap Value Portfolio
CONTINUED
As of July 31, 2025, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	508	09/19/25	$159,933,643	$161,905,950	$1,972,307
Total Futures Contracts			$159,933,643	$161,905,950	$1,972,307
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$380,546,529	—	—	$380,546,529
Consumer Discretionary	2,315,503,243	$191,455	—	2,315,694,698
Consumer Staples	688,886,645	2,562,934	—	691,449,579
Energy	1,465,596,489	—	—	1,465,596,489
Financials	4,666,648,765	425,912	$4,951	4,667,079,628
Health Care	878,898,698	—	515,068	879,413,766
Industrials	2,799,721,066	79,628	—	2,799,800,694
Information Technology	978,397,054	—	—	978,397,054
Materials	924,964,658	801,204	365,566	926,131,428
Real Estate	141,815,427	—	—	141,815,427
Utilities	92,896,640	—	—	92,896,640
Temporary Cash Investments	153,702,649	—	—	153,702,649
Securities Lending Collateral	—	628,664,219	—	628,664,219
Total Investments in Securities	$15,487,577,863	$632,725,352	$885,585˂˃	$16,121,188,800
Financial Instruments
Assets
Futures Contracts**	1,972,307	—	—	1,972,307
Total Financial Instruments	$1,972,307	—	—	$1,972,307
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (8.4%)
	Alphabet, Inc. (GOOG US), Class C	2,482,683	$478,810,243
	Alphabet, Inc. (GOOGL US), Class A	2,862,614	549,335,627
*	Altice USA, Inc., Class A	8,636	22,454
*	AMC Networks, Inc., Class A	44,672	267,585
*	Angi, Inc.	6,080	98,618
*	Anterix, Inc.	14,703	326,554
#*	AST SpaceMobile, Inc.	59,175	3,146,335
	AT&T, Inc.	4,910,632	134,600,423
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	11,227	528,792
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	40,796	1,817,870
	ATN International, Inc.	17,342	297,415
*	Bandwidth, Inc., Class A	36,811	512,041
*	Boston Omaha Corp., Class A	1,260	16,947
	Cable One, Inc.	6,483	829,694
*	Cargurus, Inc.	104,444	3,427,852
*	Cars.com, Inc.	108,167	1,392,109
#*	Charter Communications, Inc., Class A	114,983	30,971,821
#	Cinemark Holdings, Inc.	163,217	4,385,641
	Comcast Corp., Class A	3,617,477	120,208,761
*	DHI Group, Inc.	765,897	2,037,286
	Electronic Arts, Inc.	155,923	23,776,698
	Entravision Communications Corp., Class A	114,828	253,770
*	EverQuote, Inc., Class A	2,080	51,147
	Fox Corp. (FOX US), Class B	208,363	10,655,684
	Fox Corp. (FOXA US), Class A	278,213	15,513,157
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Frontier Communications Parent, Inc.	218,769	$8,037,573
*	fuboTV, Inc.	76,071	302,763
*	Gaia, Inc.	5,400	22,680
*	Gambling.com Group Ltd.	5,258	55,577
*	Gannett Co., Inc.	117,731	448,555
*	GCI Liberty, Inc. (GLBKV US), Class C	19,379	644,352
*	GCI Liberty, Inc. (GLIBA US), Class A	2,310	76,322
*	Gogo, Inc.	21,501	341,006
	Gray Media, Inc.	111,298	501,954
	Gray Media, Inc., Class A	600	6,390
*	Harte Hanks, Inc.	1,754	5,981
	IDT Corp., Class B	126,440	7,448,580
*	IMAX Corp.	46,190	1,191,240
*	Integral Ad Science Holding Corp.	84,354	691,703
	Interpublic Group of Cos., Inc.	682,571	16,791,247
#	Iridium Communications, Inc.	176,685	4,321,715
*	IZEA Worldwide, Inc.	12	45
	John Wiley & Sons, Inc. (WLY US), Class A	50,985	1,968,021
*	Lee Enterprises, Inc.	4,146	20,647
*	Liberty Broadband Corp. (LBRDA US), Class A	11,551	706,113
*	Liberty Broadband Corp. (LBRDK US), Class C	96,897	5,941,724
*	Liberty Global Ltd. (LBTYA US), Class A	138,290	1,385,666
*	Liberty Global Ltd. (LBTYK US), Class C	146,990	1,503,708
*	Liberty Latin America Ltd. (LILA US), Class A	42,770	301,528
*	Liberty Latin America Ltd. (LILAK US), Class C	202,515	1,445,957

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,146	$103,277
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	174,666	17,527,733
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	20,487	1,675,837
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	55,388	4,665,331
*	Lionsgate Studios Corp.	484,639	2,869,063
#*	Live Nation Entertainment, Inc.	137,501	20,308,898
*	Lumen Technologies, Inc.	685,805	3,051,832
*	Madison Square Garden Entertainment Corp.	33,318	1,259,087
*	Madison Square Garden Sports Corp.	13,106	2,648,723
*	Magnite, Inc.	303,286	6,978,611
	Marcus Corp.	27,823	455,462
	Match Group, Inc.	168,807	5,785,016
	Meta Platforms, Inc., Class A	1,137,164	879,528,124
*	Netflix, Inc.	170,109	197,224,375
	New York Times Co., Class A	194,609	10,098,261
#	News Corp. (NWS US), Class B	207,046	6,919,477
	News Corp. (NWSA US), Class A	398,434	11,682,085
	Nexstar Media Group, Inc.	87,453	16,363,331
#	Omnicom Group, Inc.	227,775	16,411,189
	Paramount Global (PARA US), Class B	102,584	1,289,481
	Paramount Global (PARAA US), Class A	9,352	178,530
*	Pinterest, Inc., Class A	233,984	9,031,782
*	PubMatic, Inc., Class A	51,152	614,335
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	QuinStreet, Inc.	44,573	$731,443
*	Reddit, Inc., Class A	72,280	11,607,445
*	Reservoir Media, Inc.	17,019	135,131
*	ROBLOX Corp., Class A	87,159	12,009,639
*	Roku, Inc.	90,562	8,527,318
	Saga Communications, Inc., Class A	14,867	187,324
	Scholastic Corp.	31,162	768,766
	Shenandoah Telecommunications Co.	70,396	1,033,413
#	Shutterstock, Inc.	5,361	102,717
	Sinclair, Inc.	43,835	633,854
#	Sirius XM Holdings, Inc.	34,507	728,788
#*	Snap, Inc., Class A	396,534	3,739,316
#*	Sphere Entertainment Co.	43,336	1,865,615
	Spok Holdings, Inc.	30,700	563,038
*	Spotify Technology SA	34,542	21,641,945
#*	Stagwell, Inc.	179,530	1,028,707
*	Starz Entertainment Corp.	32,307	470,067
	Sunrise Communications AG, ADR, Class A	39,623	2,102,396
*	Take-Two Interactive Software, Inc.	99,041	22,059,402
*	TechTarget, Inc.	44,033	318,799
	TEGNA, Inc.	235,763	3,937,242
	Telephone & Data Systems, Inc.	91,829	3,585,004
*	Thryv Holdings, Inc.	32,795	431,582
	TKO Group Holdings, Inc.	75,267	12,645,609
	T-Mobile U.S., Inc.	332,807	79,344,517
	Townsquare Media, Inc., Class A	16,081	110,798
*	Trade Desk, Inc., Class A	116,284	10,112,057
*	Travelzoo	40,759	407,182
#*	TripAdvisor, Inc.	65,970	1,153,815
*	TrueCar, Inc.	137,053	250,807
*	U.S. Cellular Corp.	47,023	3,429,387
	Verizon Communications, Inc.	3,175,666	135,791,478
*	Vimeo, Inc.	203,909	772,815
	Walt Disney Co.	843,666	100,489,057
*	Warner Bros Discovery, Inc.	1,069,644	14,087,211
	Warner Music Group Corp., Class A	38,622	1,130,080
#*	WideOpenWest, Inc.	52,827	178,027

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Yelp, Inc.	47,044	$1,619,725
*	Zedge, Inc., Class B	7,377	29,655
#*	Ziff Davis, Inc.	46,064	1,433,512
*	ZoomInfo Technologies, Inc.	134,047	1,451,729
TOTAL COMMUNICATION SERVICES			3,116,761,823
CONSUMER DISCRETIONARY — (10.2%)
#*	1-800-Flowers.com, Inc., Class A	45,450	268,609
*	1stdibs.com, Inc.	7,657	21,133
*	Abercrombie & Fitch Co., Class A	117,642	11,295,985
#	Academy Sports & Outdoors, Inc.	69,857	3,548,037
#	Acushnet Holdings Corp.	122,824	9,779,247
*	Adient PLC	80,962	1,735,825
	ADT, Inc.	711,777	5,943,338
*	Adtalem Global Education, Inc.	101,505	11,598,976
#	Advance Auto Parts, Inc.	49,495	2,626,700
*	Airbnb, Inc., Class A	101,590	13,451,532
	A-Mark Precious Metals, Inc.	31,709	674,768
*	Amazon.com, Inc.	4,369,526	1,022,949,732
	AMCON Distributing Co.	377	41,466
#*	American Axle & Manufacturing Holdings, Inc.	194,120	863,834
	American Eagle Outfitters, Inc.	201,552	2,176,762
*	American Outdoor Brands, Inc.	28,188	265,249
*	American Public Education, Inc.	26,462	781,158
#*	America's Car-Mart, Inc.	12,329	555,298
*	Aptiv PLC	188,834	12,961,566
	Aramark	329,721	14,032,926
*	Arhaus, Inc.	33,807	296,149
*	Ark Restaurants Corp.	3,088	26,557
	Arko Corp.	125,207	522,113
*	Asbury Automotive Group, Inc.	28,081	6,237,352
	Autoliv, Inc.	155,841	17,384,064
*	AutoNation, Inc.	112,335	21,640,214
*	AutoZone, Inc.	8,138	30,667,076
*	Barnes & Noble Education, Inc.	723	6,384
	Bassett Furniture Industries, Inc.	10,823	171,220
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bath & Body Works, Inc.	155,937	$4,515,936
*	Beazer Homes USA, Inc.	45,221	1,062,693
	Best Buy Co., Inc.	348,513	22,674,256
#*	Biglari Holdings, Inc. (BH US), Class B	2,951	909,852
*	Biglari Holdings, Inc. (BH/A US), Class A	225	334,350
*	Birkenstock Holding PLC	26,413	1,323,027
*	BJ's Restaurants, Inc.	32,441	1,149,385
	Bloomin' Brands, Inc.	93,744	854,008
	Booking Holdings, Inc.	12,888	70,936,325
*	Boot Barn Holdings, Inc.	35,902	6,171,554
	BorgWarner, Inc.	237,914	8,755,235
	Boyd Gaming Corp.	41,929	3,559,772
*	Bright Horizons Family Solutions, Inc.	70,176	7,936,906
	Brightstar Lottery PLC	41,102	609,954
*	Brinker International, Inc.	63,587	10,021,311
	Brunswick Corp.	95,636	5,574,622
#	Buckle, Inc.	76,103	3,757,205
#	Build-A-Bear Workshop, Inc.	23,649	1,199,241
*	Burlington Stores, Inc.	39,201	10,700,305
*	Caesars Entertainment, Inc.	61,534	1,641,727
#	Caleres, Inc.	34,592	474,948
	Camping World Holdings, Inc., Class A	59,147	818,594
*	Capri Holdings Ltd.	7,151	130,077
*	CarMax, Inc.	177,520	10,049,407
*	Carnival Corp.	494,346	14,716,680
	Carriage Services, Inc.	32,437	1,457,070
	Carter's, Inc.	41,597	1,008,311
*	Carvana Co.	62,273	24,297,056
	Cato Corp., Class A	18,389	51,857
#*	Cava Group, Inc.	25,060	2,205,531
*	Cavco Industries, Inc.	11,659	4,706,389
	Century Communities, Inc.	64,464	3,628,679
*	Champion Homes, Inc.	90,979	5,540,621
#	Cheesecake Factory, Inc.	106,271	6,791,780
*	Chewy, Inc., Class A	93,920	3,446,864
*	Chipotle Mexican Grill, Inc.	632,453	27,119,585

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Choice Hotels International, Inc.	60,898	$7,777,284
	Churchill Downs, Inc.	71,300	7,631,952
*	Citi Trends, Inc.	16,563	505,503
	Clarus Corp.	2,357	8,485
	Columbia Sportswear Co.	111,796	6,324,300
*	Cooper-Standard Holdings, Inc.	2,818	67,914
*	Coupang, Inc.	350,685	10,320,660
*	Coursera, Inc.	55,603	702,822
#	Cracker Barrel Old Country Store, Inc.	7,279	451,298
#*	Crocs, Inc.	64,843	6,466,792
*	Culp, Inc.	1,114	4,734
	Dana, Inc.	213,167	3,393,619
	Darden Restaurants, Inc.	145,476	29,338,145
#*	Dave & Buster's Entertainment, Inc.	32,687	955,768
*	Deckers Outdoor Corp.	113,482	12,048,384
*	Denny's Corp.	30,109	112,005
	Designer Brands, Inc., Class A	28,712	80,968
*	Destination XL Group, Inc.	48,406	62,928
	Dick's Sporting Goods, Inc.	107,809	22,802,682
#	Dillard's, Inc., Class A	22,371	10,445,691
	Dine Brands Global, Inc.	657	14,855
	Domino's Pizza, Inc.	17,090	7,916,259
*	DoorDash, Inc., Class A	122,416	30,634,604
*	Dorman Products, Inc.	34,770	4,193,957
	DR Horton, Inc.	237,364	33,905,074
*	DraftKings, Inc., Class A	202,091	9,102,179
*	Dream Finders Homes, Inc., Class A	9,170	232,184
*	Duolingo, Inc.	13,610	4,716,545
*	Dutch Bros, Inc., Class A	73,166	4,336,549
	eBay, Inc.	524,539	48,126,453
*	El Pollo Loco Holdings, Inc.	46,382	477,735
	Escalade, Inc.	24,025	295,267
	Ethan Allen Interiors, Inc.	30,577	910,277
*	Etsy, Inc.	85,572	4,986,280
	Expedia Group, Inc.	96,373	17,368,342
*	Figs, Inc., Class A	6,810	44,265
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	First Watch Restaurant Group, Inc.	4,892	$84,583
*	Five Below, Inc.	84,265	11,503,858
	Flanigan's Enterprises, Inc.	1,100	35,200
	Flexsteel Industries, Inc.	11,820	401,998
*	Floor & Decor Holdings, Inc., Class A	130,262	9,983,280
*	Flutter Entertainment PLC	26,762	8,089,082
*	Foot Locker, Inc.	112,582	2,819,053
	Ford Motor Co.	2,900,670	32,110,417
*	Fox Factory Holding Corp.	58,850	1,787,274
*	Frontdoor, Inc.	84,680	4,953,780
*	Full House Resorts, Inc.	1,684	7,713
*	Funko, Inc., Class A	20,168	77,445
#*	GameStop Corp., Class A	145,771	3,272,559
	Gap, Inc.	436,511	8,494,504
	Garmin Ltd.	151,480	33,137,765
	Garrett Motion, Inc.	114,631	1,494,788
	General Motors Co.	957,468	51,071,343
*	Genesco, Inc.	14,842	357,099
	Gentex Corp.	383,833	10,140,868
*	Gentherm, Inc.	29,742	952,934
	Genuine Parts Co.	147,101	18,958,377
*	G-III Apparel Group Ltd.	114,372	2,699,179
*	Global Business Travel Group I	28,385	182,516
*	Goodyear Tire & Rubber Co.	240,879	2,476,236
	Graham Holdings Co., Class B	7,210	6,879,638
*	Grand Canyon Education, Inc.	45,656	7,698,971
*	Green Brick Partners, Inc.	14,320	886,981
	Group 1 Automotive, Inc.	19,302	7,955,319
	Guess?, Inc.	67,481	877,253
	H&R Block, Inc.	203,394	11,052,430
	Hamilton Beach Brands Holding Co., Class A	17,181	267,508
*	Hanesbrands, Inc.	288,866	1,181,462
#	Harley-Davidson, Inc.	49,790	1,211,391
	Hasbro, Inc.	150,227	11,291,061
	Haverty Furniture Cos., Inc. (HVT US)	20,619	425,370

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,608	$33,237
*	Helen of Troy Ltd.	26,419	580,690
*	Hilton Grand Vacations, Inc.	96,458	4,323,248
	Hilton Worldwide Holdings, Inc.	165,906	44,476,080
	Home Depot, Inc.	578,985	212,782,777
	Hooker Furnishings Corp.	20,322	192,043
*	Hovnanian Enterprises, Inc., Class A	99	11,828
	Hyatt Hotels Corp., Class A	73,948	10,424,450
#	Installed Building Products, Inc.	44,277	8,956,794
	J Jill, Inc.	10,193	159,826
#	Jack in the Box, Inc.	2,111	41,587
	JAKKS Pacific, Inc.	597	10,573
	Jerash Holdings U.S., Inc.	289	974
	Johnson Outdoors, Inc., Class A	10,775	357,730
	KB Home	105,351	5,821,696
	Kohl's Corp.	1,200	13,008
	Kontoor Brands, Inc.	70,150	3,904,549
*	Koss Corp.	1,917	10,122
#	Krispy Kreme, Inc.	66,175	239,553
*	Kura Sushi USA, Inc., Class A	2,896	254,095
	Lakeland Industries, Inc.	18,776	261,174
*	Lands' End, Inc.	33,646	394,668
	Las Vegas Sands Corp.	191,870	10,053,988
*	Laureate Education, Inc.	111,680	2,523,968
*††	Lazare Kaplan International, Inc.	1,600	0
	La-Z-Boy, Inc.	66,507	2,392,257
#	LCI Industries	36,807	3,496,665
	Lear Corp.	81,316	7,667,286
*	Legacy Housing Corp.	7,534	168,611
	Lennar Corp. (LEN US), Class A	217,117	24,356,185
	Lennar Corp. (LENB US), Class B	1,444	154,768
	Levi Strauss & Co., Class A	69,348	1,365,462
*	LGI Homes, Inc.	34,254	1,824,711
*	Life Time Group Holdings, Inc.	139,110	3,995,239
	Lifetime Brands, Inc.	38,957	171,411
#*	Light & Wonder, Inc.	132,363	12,749,204
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lincoln Educational Services Corp.	44,740	$1,023,204
*	Lindblad Expeditions Holdings, Inc.	6,019	71,927
	Lithia Motors, Inc.	38,184	10,996,992
*	Live Ventures, Inc.	91	1,394
	LKQ Corp.	280,798	8,275,117
*	Lovesac Co.	14,024	252,572
	Lowe's Cos., Inc.	293,944	65,717,060
#	Lucky Strike Entertainment Corp.	13,832	136,937
*	Lululemon Athletica, Inc.	71,816	14,401,262
*	M/I Homes, Inc.	799	96,032
	Macy's, Inc.	327,865	4,140,935
*	Malibu Boats, Inc., Class A	35,389	1,178,808
	Marine Products Corp.	25,388	218,083
*	MarineMax, Inc.	24,795	562,351
	Marriott International, Inc., Class A	162,246	42,805,362
	Marriott Vacations Worldwide Corp.	42,070	3,132,953
*	MasterCraft Boat Holdings, Inc.	23,564	455,728
*	Mattel, Inc.	289,567	4,925,535
#	Matthews International Corp., Class A	37,895	890,154
	McDonald's Corp.	392,232	117,697,056
	Meritage Homes Corp.	84,408	5,684,035
*	MGM Resorts International	252,492	9,203,333
*	Mister Car Wash, Inc.	39,116	225,895
*	Mobileye Global, Inc., Class A	73,380	1,044,931
#*	Modine Manufacturing Co.	83,598	11,248,947
*	Mohawk Industries, Inc.	56,898	6,515,390
	Monarch Casino & Resort, Inc.	6,425	661,518
	Monro, Inc.	28,879	407,050
*	Motorcar Parts of America, Inc.	28,518	295,732
	Movado Group, Inc.	20,373	315,985
	Murphy USA, Inc.	24,640	8,931,507
	Nathan's Famous, Inc.	7,088	673,360
*	National Vision Holdings, Inc.	49,534	1,201,695
	Newell Brands, Inc.	142,255	798,051
	NIKE, Inc., Class B	653,823	48,834,040
*	Norwegian Cruise Line Holdings Ltd.	269,588	6,890,669

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	NVR, Inc.	3,739	$28,227,543
*	ODP Corp.	34,226	610,592
#*	Ollie's Bargain Outlet Holdings, Inc.	106,876	14,602,468
	OneSpaWorld Holdings Ltd.	104,196	2,304,816
*	OneWater Marine, Inc., Class A	11,262	172,759
*	O'Reilly Automotive, Inc.	338,566	33,287,809
#	Oxford Industries, Inc.	16,681	636,881
#	Papa John's International, Inc.	29,672	1,258,390
#	Patrick Industries, Inc.	49,034	4,768,066
#*	Penn Entertainment, Inc.	113,225	2,044,843
	Penske Automotive Group, Inc.	113,477	18,997,185
	Perdoceo Education Corp.	150,714	4,337,549
*	Petco Health & Wellness Co., Inc.	35,253	106,112
	Phinia, Inc.	58,389	2,960,322
*	Planet Fitness, Inc., Class A	121,589	13,276,303
#	Polaris, Inc.	54,154	2,865,288
#	Pool Corp.	32,036	9,871,573
*	Portillo's, Inc., Class A	15,965	159,011
*	Potbelly Corp.	1,811	21,786
	PulteGroup, Inc.	294,365	33,239,696
*	Pursuit Attractions & Hospitality, Inc.	24,119	729,359
#	PVH Corp.	46,324	3,401,108
*	QuantumScape Corp.	368,923	3,172,738
	Ralph Lauren Corp.	51,193	15,293,909
	RCI Hospitality Holdings, Inc.	8,400	300,972
	Red Rock Resorts, Inc., Class A	70,239	4,309,163
#*	Revolve Group, Inc.	30,000	622,500
*	RH	21,751	4,472,441
*	Rivian Automotive, Inc., Class A	219,595	2,826,188
	Rocky Brands, Inc.	12,303	321,846
	Ross Stores, Inc.	287,335	39,232,721
#	Royal Caribbean Cruises Ltd.	150,851	47,951,007
*	Rush Street Interactive, Inc.	8,112	163,538
*	Sabre Corp.	84,391	255,705
#*	Sally Beauty Holdings, Inc.	146,195	1,423,939
*	Savers Value Village, Inc.	5,505	57,307
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Service Corp. International	187,940	$14,341,701
*	Shake Shack, Inc., Class A	23,186	2,790,203
*	SharkNinja, Inc.	61,662	7,158,958
#	Shoe Carnival, Inc.	49,699	1,016,842
#	Signet Jewelers Ltd.	98,427	7,785,576
*	Skechers USA, Inc., Class A	173,330	10,963,122
#*	Sleep Number Corp.	16,674	122,220
	Smith & Wesson Brands, Inc.	52,329	416,016
*	Soho House & Co., Inc.	3,511	22,295
#	Somnigroup International, Inc.	197,627	14,304,242
	Sonic Automotive, Inc., Class A	78,578	5,685,118
*	Sonos, Inc.	46,619	503,951
	Standard Motor Products, Inc.	32,243	978,897
	Starbucks Corp.	564,034	50,289,271
#	Steven Madden Ltd.	96,477	2,315,930
*	Stitch Fix, Inc., Class A	125,952	595,753
*	Stoneridge, Inc.	43,338	333,703
	Strategic Education, Inc.	39,431	2,923,611
*	Strattec Security Corp.	4,696	298,008
#*	Stride, Inc.	91,908	11,785,363
	Sturm Ruger & Co., Inc.	2,556	87,313
	Superior Group of Cos., Inc.	35,200	339,680
#*	Sweetgreen, Inc., Class A	116,497	1,500,481
	Tandy Leather Factory, Inc.	1,227	4,319
	Tapestry, Inc.	334,434	36,128,905
*	Taylor Morrison Home Corp.	276,183	16,372,128
*	Tesla, Inc.	643,531	198,381,301
	Texas Roadhouse, Inc.	87,584	16,214,426
#	Thor Industries, Inc.	77,659	7,066,192
*	Tile Shop Holdings, Inc.	67,823	427,963
	TJX Cos., Inc.	645,955	80,440,776
	Toll Brothers, Inc.	208,623	24,692,618
*	TopBuild Corp.	41,933	15,533,241
#*	Topgolf Callaway Brands Corp.	84,900	785,325
#	Tractor Supply Co.	364,401	20,752,637
	Travel & Leisure Co.	68,196	4,040,613
*	Tri Pointe Homes, Inc.	196,905	6,064,674

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Ulta Beauty, Inc.	48,202	$24,824,512
*	Under Armour, Inc. (UA US), Class C	274,592	1,729,930
#*	Under Armour, Inc. (UAA US), Class A	170,127	1,129,643
*	Unifi, Inc.	11,371	51,624
#*	United Parks & Resorts, Inc.	97,387	4,609,327
*	Universal Electronics, Inc.	1,355	8,225
*	Universal Technical Institute, Inc.	85,046	2,740,182
	Upbound Group, Inc.	70,759	1,460,112
*	Urban Outfitters, Inc.	219,639	16,534,424
#	Vail Resorts, Inc.	36,055	5,417,624
*	Valvoline, Inc.	153,819	5,422,120
*	Vera Bradley, Inc.	56,580	109,199
	VF Corp.	187,016	2,191,828
*	Victoria's Secret & Co.	95,899	1,802,901
*	Visteon Corp.	45,101	5,012,976
#*	Warby Parker, Inc., Class A	125,724	3,011,090
*	Wayfair, Inc., Class A	1,778	116,708
	Wendy's Co.	363,034	3,575,885
	Weyco Group, Inc.	14,178	412,296
#	Whirlpool Corp.	51,336	4,262,941
	Williams-Sonoma, Inc.	107,468	20,101,889
#	Wingstop, Inc.	28,108	10,606,273
	Winmark Corp.	3,617	1,365,128
	Winnebago Industries, Inc.	41,822	1,242,950
	Wolverine World Wide, Inc.	20,795	469,551
	Wyndham Hotels & Resorts, Inc.	101,410	8,721,260
	Wynn Resorts Ltd.	39,919	4,352,369
*Ω	XPEL, Inc.	6,567	214,675
*	YETI Holdings, Inc.	58,400	2,145,616
	Yum! Brands, Inc.	172,941	24,929,445
*	Zumiez, Inc.	23,068	316,262
TOTAL CONSUMER DISCRETIONARY			3,768,954,204
CONSUMER STAPLES — (5.5%)
	Albertsons Cos., Inc., Class A	442,803	8,510,674
	Alico, Inc.	16,449	530,974
	Altria Group, Inc.	782,547	48,470,961
	Andersons, Inc.	57,031	2,048,554
	Archer-Daniels-Midland Co.	91,340	4,948,801
	B&G Foods, Inc.	33,715	138,232
*	BellRing Brands, Inc.	175,325	9,569,238
*	BJ's Wholesale Club Holdings, Inc.	191,460	20,275,614
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Boston Beer Co., Inc. , Class A	10,747	$2,225,489
*	Bridgford Foods Corp.	5,919	45,044
	Brown-Forman Corp. (BF/A US), Class A	47,745	1,367,417
#	Brown-Forman Corp. (BFB US), Class B	225,181	6,496,472
	Bunge Global SA	176,791	14,100,850
	Calavo Growers, Inc.	24,783	651,793
	Cal-Maine Foods, Inc.	70,022	7,782,245
#	Campbell's Co.	265,325	8,469,174
	Casey's General Stores, Inc.	43,632	22,694,312
*	Celsius Holdings, Inc.	71,426	3,238,455
#*	Central Garden & Pet Co. (CENT US)	17,123	668,139
*	Central Garden & Pet Co. (CENTA US), Class A	97,930	3,478,474
*	Chefs' Warehouse, Inc.	47,742	3,273,192
	Church & Dwight Co., Inc.	177,846	16,676,619
	Clorox Co.	94,341	11,845,456
	Coca-Cola Co.	2,283,694	155,039,986
	Coca-Cola Consolidated, Inc.	103,590	11,576,182
	Colgate-Palmolive Co.	461,059	38,659,797
	Conagra Brands, Inc.	310,082	5,662,097
#	Constellation Brands, Inc., Class A	119,420	19,947,917
	Costco Wholesale Corp.	214,686	201,727,553
*	Coty, Inc., Class A	514,068	2,493,230
*	Darling Ingredients, Inc.	265,515	8,597,376
	Dole PLC	38,616	549,892
	Dollar General Corp.	164,008	17,204,439
*	Dollar Tree, Inc.	221,123	25,108,517
#	Edgewell Personal Care Co.	50,033	1,262,333
*	elf Beauty, Inc.	5,700	690,783
#	Energizer Holdings, Inc.	37,389	842,000
	Estee Lauder Cos., Inc., Class A	105,883	9,883,119
*	FitLife Brands, Inc.	610	7,625
#	Flowers Foods, Inc.	200,384	3,176,086
	Fresh Del Monte Produce, Inc.	98,917	3,718,290
*»	Fresh Market, Inc.	23,061	0
#*	Freshpet, Inc.	42,688	2,916,444
	General Mills, Inc.	371,874	18,214,389
#*	Grocery Outlet Holding Corp.	93,100	1,226,127

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Herbalife Ltd.	15,799	$145,351
#	Hershey Co.	110,231	20,517,296
*	HF Foods Group, Inc.	18,176	49,257
*	Honest Co., Inc.	69,951	322,474
	Hormel Foods Corp.	230,896	6,485,869
	Ingles Markets, Inc., Class A	37,572	2,364,406
	Ingredion, Inc.	97,865	12,873,162
#	Interparfums, Inc.	46,967	5,664,220
	J&J Snack Foods Corp.	25,025	2,825,072
	J.M. Smucker Co.	97,925	10,511,269
	John B Sanfilippo & Son, Inc.	10,815	684,698
	Kenvue, Inc.	1,858,904	39,854,902
	Keurig Dr. Pepper, Inc.	614,291	20,056,601
	Kimberly-Clark Corp.	198,892	24,785,921
	Kraft Heinz Co.	511,694	14,051,117
	Kroger Co.	1,272,898	89,230,150
	Lamb Weston Holdings, Inc.	109,413	6,244,200
#	Lifevantage Corp.	11,327	142,154
*	Lifeway Foods, Inc.	13,678	344,959
	Limoneira Co.	17,416	255,667
*	Mama's Creations, Inc.	5,508	45,496
*	Mannatech, Inc.	500	4,100
*	Maplebear, Inc.	98,241	4,712,621
	Marzetti Co.	32,352	5,750,892
	McCormick & Co., Inc. (MKC US)	189,826	13,407,410
	McCormick & Co., Inc. (MKC/V US)	8,596	608,081
*	Medifast, Inc.	17,621	242,641
#	MGP Ingredients, Inc.	30,287	856,516
*	Mission Produce, Inc.	38,275	472,314
#	Molson Coors Beverage Co., Class B	145,309	7,079,454
	Mondelez International, Inc., Class A	577,565	37,362,680
*	Monster Beverage Corp.	468,488	27,523,670
#*	National Beverage Corp.	84,979	3,893,738
*	Natural Alternatives International, Inc.	9,699	35,401
	Natural Grocers by Vitamin Cottage, Inc.	50,818	1,925,494
	Natural Health Trends Corp.	4,427	20,630
*	Nature's Sunshine Products, Inc.	37,029	518,776
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Nu Skin Enterprises, Inc., Class A	4,801	$40,232
	Oil-Dri Corp. of America	21,238	1,197,823
	PepsiCo, Inc.	977,554	134,824,248
*	Performance Food Group Co.	268,889	26,996,456
	Philip Morris International, Inc.	635,337	104,227,035
	Pilgrim's Pride Corp.	194,549	9,219,677
*	Post Holdings, Inc.	125,799	13,310,792
	PriceSmart, Inc.	39,070	4,200,025
	Procter & Gamble Co.	1,494,389	224,860,713
	Reynolds Consumer Products, Inc.	88,924	1,999,901
	Seaboard Corp.	828	2,622,425
*	Seneca Foods Corp. (SENEA US), Class A	18,395	1,926,508
*»	Seneca Foods Corp. (SENEB US), Class B	1,662	177,335
*	Simply Good Foods Co.	139,441	4,247,373
	Spectrum Brands Holdings, Inc.	55,314	2,959,852
*	Sprouts Farmers Market, Inc.	171,785	26,032,299
	Sysco Corp.	342,238	27,242,145
	Target Corp.	317,101	31,868,650
#	Tootsie Roll Industries, Inc.	45,617	1,730,253
*	TreeHouse Foods, Inc.	59,099	1,135,883
	Turning Point Brands, Inc.	24,666	2,045,798
	Tyson Foods, Inc., Class A	211,919	11,083,364
*	U.S. Foods Holding Corp.	409,497	34,123,385
*	United Natural Foods, Inc.	129,013	3,565,919
	United-Guardian, Inc.	1,741	13,841
	Universal Corp.	41,082	2,237,737
*	USANA Health Sciences, Inc.	18,998	558,351
	Utz Brands, Inc.	45,505	592,930
	Village Super Market, Inc., Class A	18,278	628,763
*	Vita Coco Co., Inc.	38,155	1,345,345
*	Vital Farms, Inc.	40,187	1,494,956
	Walmart, Inc.	2,593,329	254,094,375
	WD-40 Co.	13,909	2,982,090
	Weis Markets, Inc.	55,071	3,987,691
*	Willamette Valley Vineyards, Inc.	1,332	6,447

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	WK Kellogg Co.	63,299	$1,459,042
TOTAL CONSUMER STAPLES			2,028,918,679
ENERGY — (4.4%)
*	Amplify Energy Corp.	65,372	248,414
	Antero Midstream Corp.	588,304	10,795,378
*	Antero Resources Corp.	340,017	11,876,794
#	APA Corp.	239,744	4,624,662
	Archrock, Inc.	473,845	11,069,019
	Ardmore Shipping Corp.	81,498	886,698
	Aris Water Solutions, Inc., Class A	38,305	814,747
#	Atlas Energy Solutions, Inc.	10,865	141,245
	Baker Hughes Co.	588,091	26,493,500
	Berry Corp.	114,505	345,805
*	Bristow Group, Inc.	38,511	1,331,325
	Cactus, Inc., Class A	60,365	2,554,043
	California Resources Corp.	49,928	2,405,531
#*	Centrus Energy Corp., Class A	12,401	2,671,175
	Cheniere Energy, Inc.	154,305	36,397,463
	Chevron Corp.	1,450,593	219,967,923
*	Clean Energy Fuels Corp.	163,682	332,274
#*	CNX Resources Corp.	318,040	9,639,792
*	Comstock Resources, Inc.	183,237	3,274,445
	ConocoPhillips	1,260,170	120,144,608
#	Core Laboratories, Inc.	37,799	413,521
	Core Natural Resources, Inc.	46,665	3,444,344
	Coterra Energy, Inc.	1,087,859	26,532,881
	Crescent Energy Co., Class A	149,803	1,384,180
#	CVR Energy, Inc.	26,119	699,467
	Delek U.S. Holdings, Inc.	43,120	964,594
	Devon Energy Corp.	773,451	25,694,042
	DHT Holdings, Inc.	372,797	4,134,319
	Diamondback Energy, Inc.	164,391	24,438,366
*	DMC Global, Inc.	31,758	256,922
	Dorian LPG Ltd.	63,877	1,839,019
*	DT Midstream, Inc.	132,451	13,606,691
	Energy Services of America Corp.	14,777	161,513
	EOG Resources, Inc.	500,872	60,114,657
	Epsilon Energy Ltd.	60,463	377,894
	EQT Corp.	476,829	25,629,559
		Shares	Value†
ENERGY — (Continued)
	Evolution Petroleum Corp.	60,020	$289,897
	Excelerate Energy, Inc., Class A	5,789	148,546
	Expand Energy Corp.	238,429	24,982,591
*	Expro Group Holdings NV	65,808	709,410
	Exxon Mobil Corp.	3,359,332	375,035,825
*	Forum Energy Technologies, Inc.	14,479	285,381
	FutureFuel Corp.	6,867	27,811
*	Geospace Technologies Corp.	10,582	171,534
	Granite Ridge Resources, Inc.	3,091	16,042
*	Green Plains, Inc.	65,930	545,241
*	Gulf Island Fabrication, Inc.	3,751	25,207
*	Gulfport Energy Corp.	25,231	4,393,474
	Halliburton Co.	760,628	17,038,067
*	Helix Energy Solutions Group, Inc.	206,096	1,222,149
#	Helmerich & Payne, Inc.	113,188	1,834,777
	HF Sinclair Corp.	236,974	10,412,638
*	Innovex International, Inc.	8,299	136,270
	International Seaways, Inc.	58,129	2,319,347
	Kinder Morgan, Inc.	1,165,002	32,689,956
#	Kinetik Holdings, Inc.	40,972	1,777,365
	Kodiak Gas Services, Inc.	53,060	1,715,430
*	Kosmos Energy Ltd.	14,978	32,203
	Liberty Energy, Inc.	230,623	2,845,888
#	Magnolia Oil & Gas Corp., Class A	278,634	6,637,062
*	Mammoth Energy Services, Inc.	27,003	70,208
	Marathon Petroleum Corp.	256,763	43,698,495
	Matador Resources Co.	212,733	10,611,122
	Mexco Energy Corp.	4,333	35,747
#	Murphy Oil Corp.	170,592	4,232,388
*	Nabors Industries Ltd.	12,059	419,412
	NACCO Industries, Inc., Class A	10,033	380,451
*	Natural Gas Services Group, Inc.	32,924	793,139
*	NCS Multistage Holdings, Inc.	409	12,454
	New Fortress Energy, Inc.	14,050	38,286
#	Noble Corp. PLC	116,721	3,129,290
#	Nordic American Tankers Ltd.	204,074	569,366

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Northern Oil & Gas, Inc.	118,899	$3,348,196
	NOV, Inc.	192,673	2,423,826
	Occidental Petroleum Corp.	698,169	30,677,546
*	Oceaneering International, Inc.	124,187	2,694,858
*	Oil States International, Inc.	95,242	475,258
	ONEOK, Inc.	561,014	46,064,860
	Ovintiv, Inc.	250,371	10,310,278
*	Par Pacific Holdings, Inc.	67,109	2,105,880
	PBF Energy, Inc., Class A	112,205	2,535,833
	Peabody Energy Corp.	100,129	1,617,083
	Permian Resources Corp.	698,893	9,896,325
	Phillips 66	302,439	37,375,412
*	PrimeEnergy Resources Corp.	843	142,105
*	ProPetro Holding Corp.	100,154	536,825
	Range Resources Corp.	375,896	13,802,901
	Ranger Energy Services, Inc., Class A	29,454	394,389
*	REX American Resources Corp.	30,305	1,584,345
	Riley Exploration Permian, Inc.	1,793	47,048
	RPC, Inc.	46,911	218,136
	SandRidge Energy, Inc.	36,068	374,747
	Schlumberger NV	931,477	31,483,923
	Scorpio Tankers, Inc.	82,740	3,740,675
*	SEACOR Marine Holdings, Inc.	41,604	208,020
#*	Seadrill Ltd.	47,560	1,386,850
	Select Water Solutions, Inc.	136,693	1,316,354
#	SFL Corp. Ltd.	167,954	1,541,818
	Sitio Royalties Corp., Class A	36,114	656,191
	SM Energy Co.	160,470	4,427,367
	Solaris Energy Infrastructure, Inc.	42,219	1,379,295
*	Stabilis Solutions, Inc.	2,642	12,153
*	Talos Energy, Inc.	131,703	1,126,061
	Targa Resources Corp.	242,766	40,398,690
	TechnipFMC PLC	539,026	19,604,376
	Teekay Corp. Ltd.	151,317	1,089,482
	Teekay Tankers Ltd., Class A	68,646	2,907,158
		Shares	Value†
ENERGY — (Continued)
*	TETRA Technologies, Inc.	91,487	$375,097
	Texas Pacific Land Corp.	5,839	5,652,911
*	Tidewater, Inc.	74,980	3,749,750
*	Transocean Ltd.	413,038	1,206,071
#*	Uranium Energy Corp.	290,566	2,519,207
	VAALCO Energy, Inc.	40,414	150,340
#*	Valaris Ltd.	77,369	3,762,454
	Valero Energy Corp.	305,828	41,993,243
*	Vital Energy, Inc.	3,742	69,938
#	Vitesse Energy, Inc.	61,130	1,462,841
	Weatherford International PLC	78,876	4,460,438
	Williams Cos., Inc.	1,023,874	61,381,246
	World Kinect Corp.	117,628	3,207,716
TOTAL ENERGY			1,612,884,795
FINANCIALS — (16.3%)
	1st Source Corp.	52,420	3,135,764
*	Acacia Research Corp.	114,844	406,548
	Acadian Asset Management, Inc.	65,502	2,737,329
	ACNB Corp.	14,313	602,577
	Affiliated Managers Group, Inc.	35,352	7,419,324
	Affinity Bancshares, Inc.	8,297	157,643
*	Affirm Holdings, Inc.	108,218	7,419,426
	Aflac, Inc.	378,948	37,652,273
	Alerus Financial Corp.	10,949	231,462
	Allstate Corp.	231,975	47,148,919
	Ally Financial, Inc.	528,777	20,014,209
	Amalgamated Financial Corp.	38,328	1,111,129
*	Ambac Financial Group, Inc.	51,615	433,566
	Amerant Bancorp, Inc.	37,732	728,228
	American Coastal Insurance Corp.	11,492	119,632
	American Express Co.	390,463	116,869,481
	American Financial Group, Inc.	112,170	14,010,033
	American International Group, Inc.	626,222	48,613,614
	Ameriprise Financial, Inc.	90,792	47,047,507
	Ameris Bancorp	122,871	8,398,233
	AMERISAFE, Inc.	24,738	1,107,768
	AmeriServ Financial, Inc.	8,436	23,705
	Ames National Corp.	1,136	20,505

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Aon PLC, Class A	113,269	$40,290,916
#	Apollo Global Management, Inc.	156,296	22,712,935
	Arch Capital Group Ltd.	274,859	23,654,366
#	ARES Management Corp., Class A	54,844	10,175,207
	Arrow Financial Corp.	17,913	480,068
	Arthur J Gallagher & Co.	94,899	27,259,738
	Artisan Partners Asset Management, Inc., Class A	73,610	3,330,853
	Associated Banc-Corp.	272,106	6,731,902
	Associated Capital Group, Inc., Class A	4,191	155,151
#	Assurant, Inc.	86,759	16,249,961
	Assured Guaranty Ltd.	126,709	10,717,047
	Atlantic American Corp.	2,737	6,268
#	Atlantic Union Bankshares Corp.	170,152	5,393,818
*	Atlanticus Holdings Corp.	19,985	991,856
	Auburn National BanCorp, Inc.	2,633	73,619
*	AvidXchange Holdings, Inc.	156,151	1,539,649
	Axis Capital Holdings Ltd.	141,267	13,256,495
*	Axos Financial, Inc.	86,429	7,463,144
#*	Baldwin Insurance Group, Inc.	44,998	1,657,726
	Banc of California, Inc.	85,729	1,244,785
	BancFirst Corp.	61,993	7,719,368
#*	Bancorp, Inc.	129,404	8,173,157
	Bank First Corp.	275	32,676
#	Bank of America Corp.	3,912,476	184,942,788
	Bank of Hawaii Corp.	41,337	2,557,934
	Bank of Marin Bancorp	9,928	224,869
#	Bank of New York Mellon Corp.	467,865	47,464,904
	Bank of NT Butterfield & Son Ltd.	53,496	2,434,603
	Bank of the James Financial Group, Inc.	3,363	46,073
	Bank OZK	165,816	8,174,729
	Bank7 Corp.	2,632	116,571
	BankFinancial Corp.	22,978	255,515
	BankUnited, Inc.	85,379	3,113,772
		Shares	Value†
FINANCIALS — (Continued)
	Bankwell Financial Group, Inc.	9,630	$384,237
	Banner Corp.	68,827	4,272,436
	Bar Harbor Bankshares	27,269	791,892
	BayCom Corp.	20,776	561,160
	BCB Bancorp, Inc.	29,291	244,873
*	Berkshire Hathaway, Inc., Class B	914,576	431,570,123
	Berkshire Hills Bancorp, Inc.	67,935	1,673,918
	BGC Group, Inc., Class A	440,515	4,083,574
	Blackrock, Inc.	61,690	68,229,757
#	Blackstone, Inc.	203,670	35,226,763
*	Block, Inc.	216,866	16,755,067
*	Blue Foundry Bancorp	29,554	252,687
	BOK Financial Corp.	81,414	8,265,963
	Bread Financial Holdings, Inc.	82,737	5,071,778
	Bridge Investment Group Holdings, Inc., Class A	21,757	222,792
*	Bridgewater Bancshares, Inc.	22,825	355,157
*	Brighthouse Financial, Inc.	42,444	2,030,945
	Brookline Bancorp, Inc.	167,366	1,727,217
#	Brown & Brown, Inc.	249,639	22,809,515
	Burke & Herbert Financial Services Corp.	10,553	611,968
	Business First Bancshares, Inc.	11,738	278,778
*	BV Financial, Inc.	4,641	72,585
	Byline Bancorp, Inc.	34,323	902,695
	C&F Financial Corp.	3,812	243,396
#	Cadence Bank	226,319	7,887,217
*	California BanCorp	2,613	39,169
	Camden National Corp.	19,005	716,679
	Capital Bancorp, Inc.	6,836	215,197
	Capital City Bank Group, Inc.	33,135	1,311,815
#	Capital One Financial Corp.	404,621	86,993,515
	Capitol Federal Financial, Inc.	198,177	1,193,026
	Carlyle Group, Inc.	239,056	14,501,137
*	Carter Bankshares, Inc.	27,375	475,778
	Cass Information Systems, Inc.	18,924	757,149
	Cathay General Bancorp	108,271	4,896,015

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CB Financial Services, Inc.	1,493	$47,261
	Cboe Global Markets, Inc.	91,390	22,028,646
	Central Pacific Financial Corp.	49,156	1,310,499
	CF Bankshares, Inc.	4,274	100,866
	Charles Schwab Corp.	620,416	60,633,256
	Chemung Financial Corp.	6,655	336,743
	ChoiceOne Financial Services, Inc.	1,826	53,684
	Chubb Ltd.	227,406	60,499,092
	Cincinnati Financial Corp.	131,496	19,396,975
	Citigroup, Inc.	692,112	64,850,894
	Citizens & Northern Corp.	29,752	565,883
	Citizens Community Bancorp, Inc.	18,370	270,774
	Citizens Financial Group, Inc.	364,457	17,391,888
#*	Citizens, Inc.	12,883	49,213
#	City Holding Co.	31,756	3,877,408
	Civista Bancshares, Inc.	25,564	497,731
	CME Group, Inc.	135,048	37,581,157
	CNB Financial Corp.	39,932	916,439
	CNO Financial Group, Inc.	145,428	5,357,568
*	Coastal Financial Corp.	26,487	2,548,049
#	Cohen & Steers, Inc.	70,965	5,220,185
*	Coinbase Global, Inc., Class A	58,183	21,979,210
	Colony Bankcorp, Inc.	12,083	198,040
	Columbia Banking System, Inc.	31,595	751,961
*	Columbia Financial, Inc.	69,880	1,005,573
	Comerica, Inc.	142,539	9,631,360
#	Commerce Bancshares, Inc.	235,870	14,435,244
	Community Financial System, Inc.	77,758	4,097,847
	Community Trust Bancorp, Inc.	53,596	2,893,112
	Community West Bancshares	18,372	353,661
	ConnectOne Bancorp, Inc.	70,743	1,629,211
*	Consumer Portfolio Services, Inc.	137,807	1,088,675
	Corebridge Financial, Inc.	381,289	13,558,637
*	Corpay, Inc.	87,907	28,398,356
		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co. (CRD/A US), Class A	86,071	$823,699
	Crawford & Co. (CRD/B US), Class B	47,154	434,288
#*	Credit Acceptance Corp.	14,278	7,000,218
	Cullen/Frost Bankers, Inc.	102,909	13,111,636
*	Customers Bancorp, Inc.	58,047	3,700,496
	CVB Financial Corp.	202,142	3,778,034
*	Dave, Inc.	3,300	778,140
	Diamond Hill Investment Group, Inc.	4,352	590,001
	DigitalBridge Group, Inc.	178,387	1,915,876
	Dime Community Bancshares, Inc.	64,276	1,781,088
	Donegal Group, Inc. (DGICA US), Class A	86,728	1,487,385
	Donegal Group, Inc. (DGICB US), Class B	2,147	33,279
*	Donnelley Financial Solutions, Inc.	59,387	3,145,136
	Eagle Bancorp Montana, Inc.	2,666	42,976
	Eagle Bancorp, Inc.	36,090	580,688
	East West Bancorp, Inc.	198,840	19,933,710
	Eastern Bankshares, Inc.	57,473	887,958
*	eHealth, Inc.	8,121	27,611
	Employers Holdings, Inc.	52,597	2,171,204
	Enact Holdings, Inc.	5,136	178,527
*	Encore Capital Group, Inc.	29,202	1,076,970
*	Enova International, Inc.	84,162	8,799,979
	Enterprise Financial Services Corp.	59,178	3,266,034
	Equitable Holdings, Inc.	495,360	25,436,736
	Equity Bancshares, Inc., Class A	26,825	1,008,084
#	Erie Indemnity Co., Class A	32,636	11,626,249
#	Esquire Financial Holdings, Inc.	15,778	1,512,795
	Essent Group Ltd.	176,108	9,860,287
*	Euronet Worldwide, Inc.	63,435	6,164,613

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Evercore, Inc., Class A	70,215	$21,144,545
	Everest Group Ltd.	40,663	13,654,635
	EVERTEC, Inc.	112,423	4,064,091
#*	EZCORP, Inc., Class A	133,758	1,915,415
	F&G Annuities & Life, Inc.	36,803	1,174,384
	FactSet Research Systems, Inc.	33,985	13,692,557
	Farmers & Merchants Bancorp, Inc.	6,977	167,518
	Farmers National Banc Corp.	16,403	222,097
	FB Financial Corp.	85,287	4,158,594
	Federal Agricultural Mortgage Corp. (AGM US), Class C	18,113	3,120,327
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	1,374	175,872
#	Federated Hermes, Inc.	207,946	10,307,883
	Fidelis Insurance Holdings Ltd.	23,067	348,542
	Fidelity National Financial, Inc.	302,183	17,052,187
	Fidelity National Information Services, Inc.	341,352	27,106,762
	Fifth Third Bancorp	628,365	26,121,133
*	Finance of America Cos., Inc., Class A	985	21,207
	Financial Institutions, Inc.	28,787	733,781
	Finward Bancorp	1,270	35,217
*	Finwise Bancorp	11,312	202,145
	First American Financial Corp.	165,902	9,962,415
	First BanCorp	460,841	9,599,318
	First Bancorp, Inc.	16,977	427,990
#	First Bancorp/Southern Pines NC	82,661	4,140,490
	First Bank	23,604	351,700
	First Busey Corp.	143,162	3,195,376
	First Business Financial Services, Inc.	14,186	675,537
	First Capital, Inc.	3,880	137,818
	First Citizens BancShares, Inc., Class A	13,728	27,384,065
	First Commonwealth Financial Corp.	222,788	3,678,230
		Shares	Value†
FINANCIALS — (Continued)
	First Community Bankshares, Inc.	35,111	$1,281,552
	First Community Corp.	2,034	50,392
	First Financial Bancorp	158,752	3,848,148
	First Financial Bankshares, Inc.	157,378	5,448,426
	First Financial Corp.	23,079	1,235,880
*»	First Financial Northwest, Inc.	14,137	16,964
*	First Foundation, Inc.	80,881	393,890
	First Hawaiian, Inc.	13,700	332,225
	First Horizon Corp.	728,194	15,881,911
	First Internet Bancorp	11,737	257,392
	First Interstate BancSystem, Inc., Class A	58,551	1,685,683
	First Merchants Corp.	59,546	2,269,894
	First Mid Bancshares, Inc.	32,608	1,238,126
	First National Corp.	1,787	38,599
	First Northwest Bancorp	11,235	85,948
	First Savings Financial Group, Inc.	2,715	69,450
*	First Seacoast Bancorp, Inc.	23	267
	First U.S. Bancshares, Inc.	5,297	69,814
	First United Corp.	12,304	404,432
*	First Western Financial, Inc.	1,084	23,463
	FirstCash Holdings, Inc.	70,013	9,332,033
*	Firstsun Capital Bancorp	1,216	43,229
*	Fiserv, Inc.	253,288	35,191,835
	Five Star Bancorp	5,003	150,540
#	Flagstar Financial, Inc.	137,744	1,555,130
	Flushing Financial Corp.	43,624	523,052
*	Flywire Corp.	31,960	348,044
	FNB Corp.	431,289	6,607,347
	Franklin Financial Services Corp.	5,318	213,784
#	Franklin Resources, Inc.	166,317	3,991,608
	FS Bancorp, Inc.	18,178	710,578
	Fulton Financial Corp.	341,988	6,138,685
*	FVCBankcorp, Inc.	10,930	140,013
	GCM Grosvenor, Inc., Class A	24,228	285,648
*	Genworth Financial, Inc.	459,413	3,610,986

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	German American Bancorp, Inc.	59,501	$2,286,028
	Glacier Bancorp, Inc.	166,517	7,298,440
#	Global Payments, Inc.	172,990	13,830,551
	Globe Life, Inc.	110,398	15,507,607
	Goldman Sachs Group, Inc.	176,078	127,408,280
	Goosehead Insurance, Inc., Class A	16,852	1,532,015
	Great Southern Bancorp, Inc.	24,744	1,408,923
*	Green Dot Corp., Class A	5,285	53,484
	Greene County Bancorp, Inc.	339	8,031
*	Greenlight Capital Re Ltd., Class A	55,189	717,457
	Guaranty Bancshares, Inc.	17,645	769,498
*	Hagerty, Inc., Class A	1,396	14,183
*	Hamilton Insurance Group Ltd., Class B	5,783	124,277
	Hamilton Lane, Inc., Class A	37,962	5,781,613
	Hancock Whitney Corp.	142,968	8,538,049
	Hanmi Financial Corp.	46,979	1,071,591
	Hanover Insurance Group, Inc.	68,866	11,819,472
	HarborOne Bancorp, Inc.	71,823	849,666
#	Hartford Insurance Group, Inc.	430,639	53,567,185
	Hawthorn Bancshares, Inc.	11,816	336,992
	HBT Financial, Inc.	4,919	122,336
	HCI Group, Inc.	23,644	3,311,106
	Heritage Commerce Corp.	48,600	449,550
	Heritage Financial Corp.	64,689	1,458,090
*	Heritage Insurance Holdings, Inc.	42,336	892,866
	Hilltop Holdings, Inc.	123,773	3,663,681
#	Hingham Institution For Savings	3,148	770,882
*	Hippo Holdings, Inc.	963	24,884
	Home Bancorp, Inc.	11,444	598,407
	Home BancShares, Inc.	246,319	6,936,343
	Home Federal Bancorp, Inc. of Louisiana	2,148	28,482
*	HomeStreet, Inc.	14,705	192,341
		Shares	Value†
FINANCIALS — (Continued)
	HomeTrust Bancshares, Inc.	3,998	$155,362
	Hope Bancorp, Inc.	179,562	1,793,824
	Horace Mann Educators Corp.	84,260	3,583,578
	Horizon Bancorp, Inc.	82,933	1,284,632
	Houlihan Lokey, Inc.	85,808	16,360,153
	Huntington Bancshares, Inc.	1,334,654	21,928,365
	IF Bancorp, Inc.	982	24,550
	Independent Bank Corp. (IBCP US)	38,966	1,190,411
	Independent Bank Corp. (INDB US)	68,941	4,381,201
	Interactive Brokers Group, Inc., Class A	115,077	7,544,448
	Intercontinental Exchange, Inc.	251,052	46,401,941
	International Bancshares Corp.	132,955	9,064,872
*	International Money Express, Inc.	51,139	459,740
	Invesco Ltd.	237,234	4,984,286
	Investors Title Co.	3,641	769,052
	Jack Henry & Associates, Inc.	66,683	11,323,774
	Jackson Financial, Inc., Class A	66,069	5,785,002
	Janus Henderson Group PLC	189,838	8,219,985
	Jefferies Financial Group, Inc.	347,509	20,037,369
	JPMorgan Chase & Co.	2,201,688	652,228,053
	Kearny Financial Corp.	84,156	499,045
	Kemper Corp.	94,380	5,812,864
*	Kentucky First Federal Bancorp	6,573	21,034
	KeyCorp	699,616	12,537,119
*	Kingstone Cos., Inc.	931	15,259
	Kinsale Capital Group, Inc.	25,262	11,132,711
#	KKR & Co., Inc.	223,300	32,731,314
*	Lake Shore Bancorp, Inc.	4,842	59,605
#	Lakeland Financial Corp.	53,140	3,367,482
	Landmark Bancorp, Inc.	7,969	193,567
#	Lazard, Inc.	57,502	2,988,954
	LCNB Corp.	10,519	155,260
*	LendingClub Corp.	170,419	2,656,832
*	LendingTree, Inc.	10,934	510,399
	Lincoln National Corp.	213,001	8,117,468

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Live Oak Bancshares, Inc.	54,024	$1,707,699
	Loews Corp.	227,665	20,612,789
	LPL Financial Holdings, Inc.	88,990	35,216,013
	M&T Bank Corp.	98,280	18,545,436
	Magyar Bancorp, Inc.	5,872	99,119
*	Markel Group, Inc.	10,873	21,836,137
	MarketAxess Holdings, Inc.	26,420	5,429,310
*	Marqeta, Inc., Class A	396,658	2,260,951
	Marsh & McLennan Cos., Inc.	286,589	57,088,529
	Mastercard, Inc., Class A	478,823	271,238,865
	Mercantile Bank Corp.	34,629	1,582,199
	Merchants Bancorp	22,081	646,973
	Mercury General Corp.	81,248	5,626,424
	Meridian Corp.	12,316	181,415
	MetLife, Inc.	480,677	36,507,418
	Metrocity Bankshares, Inc.	6,183	170,651
*	Metropolitan Bank Holding Corp.	4,704	331,820
	MGIC Investment Corp.	325,362	8,426,876
	Mid Penn Bancorp, Inc.	17,986	493,716
	Middlefield Banc Corp.	11,702	325,901
	Midland States Bancorp, Inc.	28,245	479,035
	MidWestOne Financial Group, Inc.	30,215	832,121
	Moelis & Co., Class A	38,130	2,674,438
	Moody's Corp.	83,921	43,280,577
	Morgan Stanley	884,753	126,041,912
	Morningstar, Inc.	62,099	17,167,890
*	Mr. Cooper Group, Inc.	20,870	3,249,876
	MSCI, Inc.	39,841	22,365,144
	MVB Financial Corp.	15,895	361,452
	Nasdaq, Inc.	376,167	36,194,789
	National Bank Holdings Corp., Class A	80,445	2,981,292
	National Bankshares, Inc.	4,012	111,373
#	Navient Corp.	272,812	3,530,187
	NBT Bancorp, Inc.	101,469	4,198,787
#*	NCR Atleos Corp.	107,748	3,297,089
	Nelnet, Inc., Class A	56,619	7,064,353
*	NerdWallet, Inc., Class A	49,576	525,010
		Shares	Value†
FINANCIALS — (Continued)
*	NI Holdings, Inc.	21,302	$271,387
	Nicolet Bankshares, Inc.	29,127	3,757,383
*	NMI Holdings, Inc.	157,596	5,881,483
	Northeast Bank	15,024	1,489,930
	Northeast Community Bancorp, Inc.	5,283	109,147
	Northern Trust Corp.	179,900	23,387,000
	Northfield Bancorp, Inc.	72,591	773,094
	Northrim BanCorp, Inc.	9,203	768,727
	Northwest Bancshares, Inc.	250,258	2,928,019
	Norwood Financial Corp.	10,362	251,175
	Oak Valley Bancorp	12,060	321,399
	OceanFirst Financial Corp.	85,641	1,437,056
	OFG Bancorp	110,128	4,693,655
	Ohio Valley Banc Corp.	6,853	220,941
*	Old Market Capital Corp.	9,421	54,265
	Old National Bancorp	387,660	8,183,503
	Old Republic International Corp.	490,431	17,738,889
	Old Second Bancorp, Inc.	67,237	1,141,012
	OneMain Holdings, Inc.	195,249	11,283,440
*	Onity Group, Inc.	12,198	460,109
	OP Bancorp	8,984	114,995
*	Open Lending Corp.	29,500	64,605
	Oppenheimer Holdings, Inc., Class A	13,697	1,038,370
	OppFi, Inc.	4,183	44,507
*	OptimumBank Holdings, Inc.	1,636	7,362
	Orange County Bancorp, Inc.	1,054	26,339
	Origin Bancorp, Inc.	34,591	1,264,301
	Orrstown Financial Services, Inc.	28,617	940,355
#*	Oscar Health, Inc., Class A	157,922	2,218,804
	Pacific Premier Bancorp, Inc.	65,400	1,417,218
*	Palomar Holdings, Inc.	35,578	4,713,729
#	Park National Corp.	30,859	4,995,146
	Parke Bancorp, Inc.	18,265	377,172
	Pathfinder Bancorp, Inc.	4,141	60,583
	Pathward Financial, Inc.	65,985	4,990,116

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Paymentus Holdings, Inc., Class A	38,576	$1,075,499
*	Payoneer Global, Inc.	315,787	2,074,721
*	PayPal Holdings, Inc.	609,609	41,916,715
*	Paysafe Ltd.	57,165	694,555
*	Paysign, Inc.	2,408	17,916
*	PB Bankshares, Inc.	1,396	25,561
	PCB Bancorp	16,051	328,082
	Peapack-Gladstone Financial Corp.	29,858	760,782
	PennyMac Financial Services, Inc.	73,987	6,891,149
	Peoples Bancorp of North Carolina, Inc.	9,657	277,252
	Peoples Bancorp, Inc.	58,095	1,663,841
	Peoples Financial Services Corp.	7,247	353,001
	Perella Weinberg Partners	11,067	220,676
	Pinnacle Financial Partners, Inc.	113,769	9,999,157
*	Pioneer Bancorp, Inc.	15,046	184,614
	Piper Sandler Cos.	19,535	6,159,776
	PJT Partners, Inc., Class A	19,890	3,552,752
	Plumas Bancorp	10,140	418,376
	PNC Financial Services Group, Inc.	220,907	42,031,975
*	Ponce Financial Group, Inc.	24,784	348,215
	Popular, Inc.	151,172	17,321,288
*	PRA Group, Inc.	48,902	743,310
#	Preferred Bank	34,165	3,102,865
	Primerica, Inc.	58,249	15,472,682
	Primis Financial Corp.	36,156	404,586
	Princeton Bancorp, Inc.	10,139	306,096
	Principal Financial Group, Inc.	241,425	18,790,108
*	Priority Technology Holdings, Inc.	4,161	28,503
*	ProAssurance Corp.	5,544	131,725
	PROG Holdings, Inc.	106,230	3,382,363
	Progressive Corp.	226,110	54,727,664
	Prosperity Bancshares, Inc.	106,783	7,113,883
*	Provident Bancorp, Inc.	9,530	116,361
	Provident Financial Holdings, Inc.	12,923	198,045
	Provident Financial Services, Inc.	159,300	2,902,446
	Prudential Financial, Inc.	414,824	42,967,470
	QCR Holdings, Inc.	34,604	2,456,884
	Radian Group, Inc.	132,571	4,323,140
		Shares	Value†
FINANCIALS — (Continued)
	Raymond James Financial, Inc.	178,408	$29,817,329
	RBB Bancorp	26,213	474,717
	Red River Bancshares, Inc.	1,695	101,988
	Regional Management Corp.	15,368	510,832
	Regions Financial Corp.	863,394	21,869,770
	Reinsurance Group of America, Inc.	76,308	14,685,475
*	Remitly Global, Inc.	84,411	1,392,782
	RenaissanceRe Holdings Ltd.	65,315	15,919,878
#	Renasant Corp.	171,873	6,297,427
#*	Repay Holdings Corp.	104,834	515,783
	Republic Bancorp, Inc., Class A	33,127	2,281,125
*	Rhinebeck Bancorp, Inc.	4,151	52,676
#	Richmond Mutual BanCorp, Inc.	8,015	110,928
	Riverview Bancorp, Inc.	49,214	242,625
	RLI Corp.	107,696	7,106,859
*	Robinhood Markets, Inc., Class A	179,508	18,498,299
#	Rocket Cos., Inc., Class A	38,289	565,529
*	Root, Inc., Class A	2,310	279,579
	S&P Global, Inc.	116,121	63,994,283
	S&T Bancorp, Inc.	64,399	2,359,579
	Safety Insurance Group, Inc.	33,013	2,322,465
	SB Financial Group, Inc.	8,465	159,227
	Seacoast Banking Corp. of Florida	94,819	2,672,948
*	Security National Financial Corp., Class A	33,154	281,146
	SEI Investments Co.	218,654	19,267,791
	Selective Insurance Group, Inc.	89,149	6,950,948
*	Selectquote, Inc.	7,020	12,355
	ServisFirst Bancshares, Inc.	90,413	7,110,982
#*	Shift4 Payments, Inc., Class A	65,449	6,741,247
	Shore Bancshares, Inc.	37,751	585,518
	Sierra Bancorp	26,324	771,820
	Silvercrest Asset Management Group, Inc., Class A	14,147	231,445

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	277,895	$5,327,247
*	SiriusPoint Ltd.	284,802	5,584,967
*	Skyward Specialty Insurance Group, Inc.	25,393	1,284,378
	SLM Corp.	611,205	19,436,319
	SmartFinancial, Inc.	18,942	648,953
#*	SoFi Technologies, Inc.	1,061,098	23,959,593
	Sound Financial Bancorp, Inc.	3,278	150,952
	South Plains Financial, Inc.	6,125	227,299
*	Southern First Bancshares, Inc.	7,643	317,643
	Southern Missouri Bancorp, Inc.	11,863	641,670
	Southside Bancshares, Inc.	34,090	1,003,610
	SouthState Corp.	90,081	8,482,928
	State Street Corp.	218,286	24,393,461
	Stellar Bancorp, Inc.	52,785	1,558,741
*††	Sterling Bancorp, Inc.	40,006	0
	Stewart Information Services Corp.	52,841	3,430,966
	Stifel Financial Corp.	161,601	18,441,906
#	Stock Yards Bancorp, Inc.	61,436	4,592,955
*	StoneX Group, Inc.	80,902	7,866,911
	Summit State Bank	8,370	102,449
	SWK Holdings Corp.	4,164	62,002
	Synchrony Financial	527,656	36,761,794
	Synovus Financial Corp.	189,295	8,942,296
	T. Rowe Price Group, Inc.	187,586	19,030,600
*	Texas Capital Bancshares, Inc.	89,821	7,542,269
	TFS Financial Corp.	204,438	2,680,182
*	Third Coast Bancshares, Inc.	2,238	84,261
	Timberland Bancorp, Inc.	12,366	386,932
	Tiptree, Inc.	80,023	1,662,878
*	Toast, Inc., Class A	176,961	8,642,775
	Tompkins Financial Corp.	15,365	993,808
	Towne Bank	71,691	2,511,336
	TPG, Inc.	19,050	1,087,184
	Tradeweb Markets, Inc., Class A	30,898	4,280,918
	Travelers Cos., Inc.	240,920	62,697,021
	TriCo Bancshares	45,509	1,871,330
#*	Triumph Financial, Inc.	43,561	2,470,780
		Shares	Value†
FINANCIALS — (Continued)
	Truist Financial Corp.	630,411	$27,555,265
*	Trupanion, Inc.	8,654	410,286
	TrustCo Bank Corp.	32,332	1,085,062
	Trustmark Corp.	131,564	4,900,759
	U.S. Bancorp	820,683	36,897,908
	UMB Financial Corp.	119,588	13,153,484
	Union Bankshares, Inc.	1,379	37,523
	United Bancorp, Inc.	5,663	79,622
	United Bancshares, Inc.	3,436	100,847
	United Bankshares, Inc.	141,305	5,019,154
	United Community Banks, Inc.	119,338	3,639,809
	United Fire Group, Inc.	44,179	1,172,952
	United Security Bancshares	17,660	150,993
	Unity Bancorp, Inc.	21,178	1,040,052
	Universal Insurance Holdings, Inc.	75,550	1,786,002
	Univest Financial Corp.	60,544	1,746,089
	Unum Group	281,779	20,234,550
	USCB Financial Holdings, Inc.	8,121	135,133
	Valley National Bancorp	617,849	5,727,460
	Value Line, Inc.	6,620	245,867
*	Velocity Financial, Inc.	13,161	218,473
	Veritex Holdings, Inc.	67,448	2,139,451
#	Victory Capital Holdings, Inc., Class A	46,884	3,230,776
	Virginia National Bankshares Corp.	2,069	76,284
	Virtu Financial, Inc., Class A	105,266	4,646,441
	Virtus Investment Partners, Inc.	12,854	2,484,807
	Visa, Inc., Class A	903,217	312,034,377
	Voya Financial, Inc.	182,238	12,756,660
	W.R. Berkley Corp.	331,934	22,840,379
	WaFd, Inc.	163,585	4,761,141
	Walker & Dunlop, Inc.	52,120	3,909,521
	Washington Trust Bancorp, Inc.	23,010	619,889
	Waterstone Financial, Inc.	42,445	564,943
	Webster Financial Corp.	295,129	17,014,187
	Wells Fargo & Co.	1,780,126	143,531,559
	WesBanco, Inc.	174,440	5,255,877
	West BanCorp, Inc.	24,714	444,605

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Westamerica BanCorp	46,541	$2,229,314
	Western Alliance Bancorp	163,281	12,664,074
	Western New England Bancorp, Inc.	38,261	407,480
#	Western Union Co.	307,238	2,473,266
	Westwood Holdings Group, Inc.	17,313	302,631
*	WEX, Inc.	44,768	7,596,234
	White Mountains Insurance Group Ltd.	5,834	10,430,025
	Willis Towers Watson PLC	83,987	26,523,934
	Wintrust Financial Corp.	113,340	14,505,253
#	WisdomTree, Inc.	215,970	2,865,922
*	World Acceptance Corp.	14,415	2,267,768
	WSFS Financial Corp.	83,285	4,567,349
	WVS Financial Corp.	803	9,764
	Zions Bancorp NA	263,378	14,122,328
TOTAL FINANCIALS			6,012,077,740
HEALTH CARE — (7.9%)
*	89bio, Inc.	157	1,492
	Abbott Laboratories	745,260	94,044,359
	AbbVie, Inc.	1,117,067	211,148,004
††	Abiomed, Inc.	26,621	415,554
#*	Absci Corp.	16,364	46,310
*	Acadia Healthcare Co., Inc.	88,768	1,932,479
*	ACADIA Pharmaceuticals, Inc.	87,262	2,079,453
*	AdaptHealth Corp.	91,069	816,889
*	Adaptive Biotechnologies Corp.	167,739	1,717,647
*	Addus HomeCare Corp.	26,989	2,881,885
*	ADMA Biologics, Inc.	187,253	3,501,631
††	Aduro Biotech, Inc.	7,016	2,666
	Agilent Technologies, Inc.	129,989	14,924,037
*	Agios Pharmaceuticals, Inc.	32,713	1,217,578
*	Akero Therapeutics, Inc.	8,421	411,366
††	Albireo Pharma, Inc.	28,723	176,646
*	Align Technology, Inc.	25,063	3,233,378
*	Alkermes PLC	113,702	3,011,966
		Shares	Value†
HEALTH CARE — (Continued)
*	Alnylam Pharmaceuticals, Inc.	27,542	$10,803,074
*	American Shared Hospital Services	797	2,008
	Amgen, Inc.	373,973	110,359,432
*	AMN Healthcare Services, Inc.	52,766	967,728
*	Amneal Pharmaceuticals, Inc.	219,318	1,715,067
*	Amphastar Pharmaceuticals, Inc.	12,090	253,286
*	AngioDynamics, Inc.	10,069	89,211
*	ANI Pharmaceuticals, Inc.	19,604	1,241,913
*	Anika Therapeutics, Inc.	22,225	183,467
*	Annexon, Inc.	6,012	14,429
*	Arcturus Therapeutics Holdings, Inc.	35,729	436,251
*	Arcus Biosciences, Inc.	129,689	1,184,061
*	Artivion, Inc.	57,836	1,787,711
*	Arvinas, Inc.	22,672	168,680
*	Astrana Health, Inc.	32,275	770,082
*	AtriCure, Inc.	17,691	620,954
*	Aura Biosciences, Inc.	4,130	28,456
*	Avanos Medical, Inc.	49,996	558,455
*	Avantor, Inc.	162,462	2,183,489
*	Avidity Biosciences, Inc.	2,988	109,689
*	Axogen, Inc.	48,916	640,310
*	Azenta, Inc.	57,045	1,865,372
	Baxter International, Inc.	301,871	6,568,713
#*	Beam Therapeutics, Inc.	94,145	1,855,598
	Becton Dickinson & Co.	136,369	24,307,774
*	Biogen, Inc.	73,309	9,383,552
#*	BioLife Solutions, Inc.	93,880	1,995,889
*	BioMarin Pharmaceutical, Inc.	140,449	8,124,975
*	Bio-Rad Laboratories, Inc., Class A	21,633	5,234,104
*	Biote Corp., Class A	41,723	169,813
	Bio-Techne Corp.	112,938	6,181,097
*	Bioventus, Inc., Class A	3,840	25,037
*	Boston Scientific Corp.	530,072	55,615,154
*	BrightSpring Health Services, Inc.	17,746	366,455

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Bristol-Myers Squibb Co.	1,176,661	$50,961,188
#*	Brookdale Senior Living, Inc.	260,066	2,015,512
	Bruker Corp.	232,721	8,943,468
	Cardinal Health, Inc.	216,292	33,572,844
*	CareDx, Inc.	5,895	72,420
*	Castle Biosciences, Inc.	38,113	577,412
*	Catalyst Pharmaceuticals, Inc.	139,794	2,981,806
	Cencora, Inc.	137,889	39,447,285
*	Centene Corp.	360,439	9,396,645
*	Certara, Inc.	221,508	2,179,639
*	Champions Oncology, Inc.	1,709	10,801
*	Charles River Laboratories International, Inc.	56,985	9,666,935
	Chemed Corp.	17,465	7,200,819
*††	Chinook Therapeutics, Inc.	54,163	0
	Cigna Group	210,237	56,213,169
*	Collegium Pharmaceutical, Inc.	55,646	1,661,590
*	Community Health Systems, Inc.	103,911	270,169
	Concentra Group Holdings Parent, Inc.	208,425	4,162,247
#	CONMED Corp.	38,182	1,953,009
*	Cooper Cos., Inc.	146,119	10,329,152
*	Corcept Therapeutics, Inc.	171,686	11,532,149
*	CorVel Corp.	68,053	6,029,496
#*	CRISPR Therapeutics AG	92,857	5,224,135
*	Cross Country Healthcare, Inc.	52,782	709,918
*	Cullinan Therapeutics, Inc.	9,118	70,847
	CVS Health Corp.	436,665	27,116,896
*	Cytek Biosciences, Inc.	149,642	538,711
	Danaher Corp.	249,608	49,212,713
*	DaVita, Inc.	136,507	19,161,488
*	Day One Biopharmaceuticals, Inc.	21,852	146,627
*	Definitive Healthcare Corp.	17,550	68,445
*	Denali Therapeutics, Inc.	91,117	1,260,148
	Dentsply Sirona, Inc.	107,423	1,537,223
		Shares	Value†
HEALTH CARE — (Continued)
*	Design Therapeutics, Inc.	2,582	$9,992
*	Dexcom, Inc.	131,852	10,649,686
*	Doximity, Inc., Class A	92,074	5,409,347
#*	Dynavax Technologies Corp.	142,766	1,567,571
*	Edgewise Therapeutics, Inc.	11,496	163,933
*	Edwards Lifesciences Corp.	212,366	16,842,747
*	Elanco Animal Health, Inc.	463,016	6,334,059
*	Electromed, Inc.	5,226	95,165
	Elevance Health, Inc.	134,124	37,967,822
	Eli Lilly & Co.	459,475	340,043,663
	Embecta Corp.	27,265	277,012
*	Emergent BioSolutions, Inc.	24,773	145,665
*	Enanta Pharmaceuticals, Inc.	4,018	30,456
	Encompass Health Corp.	159,815	17,597,230
*	Enhabit, Inc.	51,969	349,232
*	Enovis Corp.	25,415	681,122
	Ensign Group, Inc.	68,636	10,295,400
*	Envista Holdings Corp.	170,045	3,212,150
*	Evolent Health, Inc., Class A	4,127	41,476
*	Exact Sciences Corp.	73,221	3,437,726
*	Exelixis, Inc.	293,390	10,626,586
*	FONAR Corp.	11,430	178,422
*	Fortrea Holdings, Inc.	99,818	572,955
*	Fulcrum Therapeutics, Inc.	58,652	394,728
*	Fulgent Genetics, Inc.	15,599	267,991
*	GE HealthCare Technologies, Inc.	242,565	17,299,736
*	GeneDx Holdings Corp.	1,127	114,898
	Gilead Sciences, Inc.	817,781	91,828,628
*	Globus Medical, Inc., Class A	49,926	2,627,605
#*	GoodRx Holdings, Inc., Class A	101,297	485,213
#*	GRAIL, Inc.	6,353	217,336
*	Haemonetics Corp.	76,300	5,649,252
*	Halozyme Therapeutics, Inc.	66,773	4,004,377
*	Harmony Biosciences Holdings, Inc.	56,145	1,975,181
*	Harvard Bioscience, Inc.	81,400	37,908
	HCA Healthcare, Inc.	96,655	34,214,903
*	HealthEquity, Inc.	85,129	8,257,513

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	HealthStream, Inc.	58,202	$1,522,564
#*	Henry Schein, Inc.	130,087	8,800,386
#*	Hims & Hers Health, Inc.	203,443	13,463,858
*	Hologic, Inc.	200,677	13,409,237
	Humana, Inc.	72,492	18,113,576
*	ICON PLC	4,967	840,367
*	ICU Medical, Inc.	18,960	2,434,654
*	IDEXX Laboratories, Inc.	40,087	21,418,885
*	Illumina, Inc.	38,119	3,915,202
*	ImmuCell Corp.	450	2,808
*	Incyte Corp.	69,622	5,213,992
*	InfuSystem Holdings, Inc.	25,741	144,150
#*	Innoviva, Inc.	149,202	2,711,000
*	Inogen, Inc.	5,115	32,276
*	Insmed, Inc.	45,567	4,888,428
#*	Inspire Medical Systems, Inc.	17,137	2,134,242
*	Instil Bio, Inc.	1,052	25,248
*	Insulet Corp.	35,184	10,147,066
#*	Integer Holdings Corp.	56,183	6,096,417
*	Integra LifeSciences Holdings Corp.	56,492	742,305
#*	Intellia Therapeutics, Inc.	83,911	976,724
*	Intuitive Surgical, Inc.	100,052	48,134,017
*	IQVIA Holdings, Inc.	123,085	22,876,578
	iRadimed Corp.	6,081	354,766
*	iTeos Therapeutics, Inc.	39,881	404,393
*	Jasper Therapeutics, Inc.	745	2,161
*	Jazz Pharmaceuticals PLC	45,673	5,235,496
	Johnson & Johnson	1,288,363	212,244,921
*	Joint Corp.	33,568	370,591
*	Kewaunee Scientific Corp.	4,457	246,650
*	Kiniksa Pharmaceuticals International PLC	45,370	1,372,896
*	Kodiak Sciences, Inc.	2,730	17,950
*	Krystal Biotech, Inc.	27,604	4,247,427
*	Kura Oncology, Inc.	31,937	193,219
*	Kymera Therapeutics, Inc.	23,938	1,047,288
	Labcorp Holdings, Inc.	92,172	23,972,094
#*	Lantheus Holdings, Inc.	115,540	8,225,293
	LeMaitre Vascular, Inc.	25,075	2,037,093
*	LENZ Therapeutics, Inc.	4,214	125,451
		Shares	Value†
HEALTH CARE — (Continued)
*	LifeStance Health Group, Inc.	135,022	$537,388
*	Ligand Pharmaceuticals, Inc.	33,863	4,455,694
*	LivaNova PLC	50,265	2,120,680
*	MannKind Corp.	204,404	772,647
*	MaxCyte, Inc.	57,887	119,247
	McKesson Corp.	62,094	43,064,673
*	Medpace Holdings, Inc.	31,620	13,508,064
	Medtronic PLC	435,456	39,295,549
*	MeiraGTx Holdings PLC	1,061	8,117
	Merck & Co., Inc.	1,041,340	81,349,481
*	Merit Medical Systems, Inc.	65,019	5,517,512
	Mesa Laboratories, Inc.	3,880	296,742
*	Mettler-Toledo International, Inc.	10,670	13,163,366
*	MiMedx Group, Inc.	9,037	64,976
††	Mirati Therapeutics, Inc.	10,076	30,933
#*	Moderna, Inc.	53,417	1,579,007
*	Molina Healthcare, Inc.	66,098	10,434,891
*	Mural Oncology PLC	3,996	8,991
*	Myriad Genetics, Inc.	106,024	407,132
*	Natera, Inc.	46,293	6,187,522
	National HealthCare Corp.	27,189	2,610,960
	National Research Corp.	16,853	210,663
#*	Neogen Corp.	10,337	48,067
*	NeoGenomics, Inc.	151,679	734,126
*††	Neoleukin Therapeutics, Inc.	3,638	0
*	Neurocrine Biosciences, Inc.	59,204	7,591,729
*	Niagen Bioscience, Inc.	12,136	113,472
#*	Nutex Health, Inc.	1,001	84,895
*	Olema Pharmaceuticals, Inc.	72,069	370,435
*»	OmniAb, Inc. (2200963D US)	12,217	0
*»	OmniAb, Inc. (2200964D US)	12,217	0
#*	OmniAb, Inc. (OABI UQ)	95,086	181,614
*	Omnicell, Inc.	38,977	1,208,677
*††	Opiant Pharmaceuticals, Inc.	3,087	0
*	OptimizeRx Corp.	1,149	14,500

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Option Care Health, Inc.	101,207	$2,970,425
*	Oramed Pharmaceuticals, Inc.	3,131	6,732
*	OraSure Technologies, Inc.	103,715	329,814
*	Organogenesis Holdings, Inc.	5,753	26,579
	Organon & Co.	111,988	1,086,284
*	ORIC Pharmaceuticals, Inc.	11,220	111,863
*	Orthofix Medical, Inc.	2,980	32,899
*	OrthoPediatrics Corp.	28,679	594,229
*	Owens & Minor, Inc.	90,899	629,930
*	Pacira BioSciences, Inc.	29,769	627,828
#*††	PDL BioPharma, Inc.	309,383	129,941
*	Pediatrix Medical Group, Inc.	64,580	791,105
*	Pennant Group, Inc.	34,381	762,227
*	Penumbra, Inc.	20,663	5,212,655
*	Performant Healthcare, Inc.	21,017	74,610
	Perrigo Co. PLC	143,220	3,819,677
#*	Personalis, Inc.	17,005	93,187
	Pfizer, Inc.	2,191,480	51,039,569
	Phibro Animal Health Corp., Class A	29,877	791,741
††	Poseida Therapeutics, Inc.	24,504	12,252
#	Premier, Inc., Class A	140,332	3,014,331
*	Prestige Consumer Healthcare, Inc.	100,129	7,404,540
*	Privia Health Group, Inc.	31,659	617,984
#*	Pro-Dex, Inc.	7,945	397,647
*	Progyny, Inc.	5,802	136,405
*	Protagonist Therapeutics, Inc.	3,412	183,770
*	Prothena Corp. PLC	47,579	326,868
*	PTC Therapeutics, Inc.	26,735	1,393,161
*	Pulmonx Corp.	46,138	84,894
*	Puma Biotechnology, Inc.	15,715	48,874
*	Quanterix Corp.	14,102	83,766
	Quest Diagnostics, Inc.	150,731	25,233,877
*	QuidelOrtho Corp.	45,745	1,053,050
*	RadNet, Inc.	72,530	3,969,567
*	Rafael Holdings, Inc., Class B	19,697	33,288
	Regeneron Pharmaceuticals, Inc.	43,282	23,608,600
		Shares	Value†
HEALTH CARE — (Continued)
*	REGENXBIO, Inc.	568	$4,834
*	Repligen Corp.	40,491	4,740,281
*	Replimune Group, Inc.	19,995	140,565
#	ResMed, Inc.	75,280	20,471,643
*	Revolution Medicines, Inc.	31,536	1,175,347
#	Revvity, Inc.	99,520	8,747,808
*	Rigel Pharmaceuticals, Inc.	435	9,161
#*	Roivant Sciences Ltd.	372,482	4,231,396
	Royalty Pharma PLC, Class A	199,494	7,341,379
*	RxSight, Inc.	14,193	110,422
#*	Sarepta Therapeutics, Inc.	54,677	897,796
*	Schrodinger, Inc.	3,798	77,213
	Select Medical Holdings Corp.	188,551	2,788,669
#*	Semler Scientific, Inc.	1,474	52,843
*	Sensus Healthcare, Inc.	11,506	64,319
*	SI-BONE, Inc.	4,536	77,248
	SIGA Technologies, Inc.	85,268	563,621
*	Sight Sciences, Inc.	34,102	113,560
	Simulations Plus, Inc.	16,456	214,257
*	Solid Biosciences, Inc.	9,317	63,728
*	Solventum Corp.	58,329	4,162,357
*	Sotera Health Co.	112,333	1,290,706
*	STAAR Surgical Co.	40,207	720,308
	STERIS PLC	80,675	18,272,081
	Stryker Corp.	133,119	52,279,825
#*	Summit Therapeutics, Inc.	32,247	850,353
#*	Supernus Pharmaceuticals, Inc.	86,688	3,042,749
#*	Surgery Partners, Inc.	92,783	2,036,587
*	Surmodics, Inc.	15,601	560,076
*	Tactile Systems Technology, Inc.	29,936	298,761
*	Talkspace, Inc.	25,409	61,744
*	Teladoc Health, Inc.	115,488	832,668
	Teleflex, Inc.	36,897	4,409,191
*	Tenet Healthcare Corp.	162,661	26,233,966
*	Terns Pharmaceuticals, Inc.	90,713	528,857
*	Theravance Biopharma, Inc.	43,321	483,462
	Thermo Fisher Scientific, Inc.	138,610	64,825,125

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*»	Third Harmonic Bio, Inc.	1,616	$8,686
#*	TransMedics Group, Inc.	14,881	1,770,393
*	TruBridge, Inc.	1,910	39,766
*	Twist Bioscience Corp.	6,828	229,216
#	U.S. Physical Therapy, Inc.	19,298	1,411,649
#*	UFP Technologies, Inc.	9,044	2,047,471
*	United Therapeutics Corp.	56,215	15,442,260
	UnitedHealth Group, Inc.	387,096	96,603,678
	Universal Health Services, Inc., Class B	103,424	17,214,925
	Utah Medical Products, Inc.	5,390	299,684
*	Vanda Pharmaceuticals, Inc.	36,602	155,925
*	Varex Imaging Corp.	47,038	342,437
*	Veeva Systems, Inc., Class A	48,960	13,914,432
#*	Veracyte, Inc.	125,217	2,943,852
*	Vericel Corp.	24,184	844,989
*	Vertex Pharmaceuticals, Inc.	80,251	36,664,274
	Viatris, Inc.	540,186	4,721,226
*	Vir Biotechnology, Inc.	4,291	21,755
*	Voyager Therapeutics, Inc.	55,314	176,452
*	Waters Corp.	51,456	14,858,435
	West Pharmaceutical Services, Inc.	49,175	11,765,610
*	XBiotech, Inc.	1,680	4,872
*	Xencor, Inc.	83,122	691,575
*	Xenon Pharmaceuticals, Inc.	34,595	1,056,531
*	XOMA Royalty Corp.	803	19,979
	Zimmer Biomet Holdings, Inc.	139,608	12,795,073
*	Zimvie, Inc.	30,030	564,264
	Zoetis, Inc.	257,028	37,472,112
*	Zymeworks, Inc.	62,006	778,795
TOTAL HEALTH CARE			2,924,107,028
INDUSTRIALS — (12.3%)
	3M Co.	240,181	35,839,809
	A.O. Smith Corp.	170,508	12,070,261
#	AAON, Inc.	103,243	8,620,791
*	AAR Corp.	88,516	6,613,030
		Shares	Value†
INDUSTRIALS — (Continued)
	ABM Industries, Inc.	118,002	$5,443,432
	ACCO Brands Corp.	115,766	434,123
	Acme United Corp.	4,368	175,506
	Acuity, Inc.	51,134	15,920,571
*	ACV Auctions, Inc., Class A	103,322	1,468,206
#	Advanced Drainage Systems, Inc.	119,804	13,747,509
*	Aebi Schmidt Holding AG	45,339	466,992
	AECOM	151,570	17,088,002
#*	AeroVironment, Inc.	25,463	6,814,917
*	AerSale Corp.	6,644	40,130
	AGCO Corp.	148,539	17,523,146
*	Air Industries Group	3,217	11,131
	Air Lease Corp.	238,354	13,204,812
	Alamo Group, Inc.	17,734	3,947,234
*	Alaska Air Group, Inc.	131,785	6,979,334
	Albany International Corp., Class A	44,300	2,400,617
	Alight, Inc., Class A	149,770	802,767
#*	Allegiant Travel Co.	19,667	1,015,604
	Allegion PLC	89,351	14,825,118
	Allient, Inc.	23,504	947,446
	Allison Transmission Holdings, Inc.	216,026	19,457,462
*	Alpha Pro Tech Ltd.	8,900	43,254
*	Amentum Holdings, Inc.	97,420	2,432,577
#*	Ameresco, Inc., Class A	47,986	811,923
*	American Airlines Group, Inc.	299,766	3,444,311
*	American Superconductor Corp.	29,300	1,665,705
*	American Woodmark Corp.	24,678	1,298,310
	AMETEK, Inc.	155,204	28,689,459
*	API Group Corp.	176,665	6,372,307
	Apogee Enterprises, Inc.	30,970	1,300,430
	Applied Industrial Technologies, Inc.	44,692	12,133,878
	ArcBest Corp.	33,608	2,457,753
	Arcosa, Inc.	92,098	7,909,376
	Argan, Inc.	26,464	6,483,151
	Armstrong World Industries, Inc.	57,332	10,788,162
	Astec Industries, Inc.	24,248	961,676
#*	Astronics Corp. (ATRO US)	32,863	1,187,012
*	Astronics Corp. (ATROB US), Class B	10,587	382,720
*	ATI, Inc.	185,772	14,293,298
	Atkore, Inc.	102,243	7,874,756

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Atmus Filtration Technologies, Inc.	39,370	$1,531,887
	Automatic Data Processing, Inc.	276,991	85,728,714
*	Axon Enterprise, Inc.	28,328	21,401,521
	AZZ, Inc.	35,146	3,848,487
	Barrett Business Services, Inc.	38,060	1,749,618
*	BGSF, Inc.	17,473	107,109
*	Blade Air Mobility, Inc.	37,079	147,945
#*	Blue Bird Corp.	34,167	1,530,340
*	BlueLinx Holdings, Inc.	10,475	767,503
*	Boeing Co.	293,933	65,206,097
	Boise Cascade Co.	96,903	8,121,440
	Booz Allen Hamilton Holding Corp.	115,544	12,401,338
*	Bowman Consulting Group Ltd.	1,831	63,499
	Brady Corp., Class A	82,315	5,808,970
*	BrightView Holdings, Inc.	108,328	1,727,832
	Brink's Co.	52,367	4,573,734
	Broadridge Financial Solutions, Inc.	77,537	19,191,183
*	Builders FirstSource, Inc.	194,534	24,731,107
	BWX Technologies, Inc.	124,184	18,867,275
#*	Byrna Technologies, Inc.	10,156	225,565
*	CACI International, Inc., Class A	36,024	16,591,574
*	Cadeler AS (CDLR US), ADR	25,545	535,423
#	Cadre Holdings, Inc.	24,457	808,793
	Carlisle Cos., Inc.	46,864	16,623,129
	Carrier Global Corp.	471,222	32,335,254
*	Casella Waste Systems, Inc., Class A	18,627	2,025,314
	Caterpillar, Inc.	414,093	181,381,016
#*	CBIZ, Inc.	30,633	1,872,289
#*	CECO Environmental Corp.	67,908	3,052,465
	CH Robinson Worldwide, Inc.	109,709	12,651,642
*	Chart Industries, Inc.	36,180	7,193,669
	Chicago Rivet & Machine Co.	474	6,015
#*	Cimpress PLC	17,885	989,219
	Cintas Corp.	173,539	38,621,104
	Civeo Corp.	16,117	402,764
#*	Clarivate PLC	188,764	726,741
*	Clean Harbors, Inc.	97,410	22,970,252
	CNH Industrial NV	1,047,784	13,579,281
		Shares	Value†
INDUSTRIALS — (Continued)
	Columbus McKinnon Corp.	35,479	$519,767
	Comfort Systems USA, Inc.	46,570	32,752,681
	CompX International, Inc.	5,126	119,436
	Concentrix Corp.	2,331	121,142
	Concrete Pumping Holdings, Inc.	40,204	274,593
*	Conduent, Inc.	201,714	536,559
*	Construction Partners, Inc., Class A	47,385	4,778,777
	Copa Holdings SA, Class A	22,910	2,535,221
*	Copart, Inc.	366,092	16,594,950
*	Core & Main, Inc., Class A	91,290	5,809,696
#††	Costa Communications, Inc.	5,421	651
*	Costamare Bulkers Holdings Ltd.	48,287	434,583
	Costamare, Inc.	249,679	2,519,261
	Covenant Logistics Group, Inc.	75,820	1,831,053
*»	CPI Aerostructures, Inc.	14,667	50,161
	CRA International, Inc.	13,210	2,333,679
	Crane Co.	67,478	13,210,168
	CSG Systems International, Inc.	58,913	3,679,706
	CSW Industrials, Inc.	19,724	5,117,984
	CSX Corp.	1,534,103	54,522,021
	Cummins, Inc.	119,761	44,026,539
	Curtiss-Wright Corp.	38,700	18,971,514
*	Dayforce, Inc.	33,061	1,906,628
	Deere & Co.	173,324	90,885,906
	Delta Air Lines, Inc.	567,330	30,187,629
#	Deluxe Corp.	52,665	847,907
*	Distribution Solutions Group, Inc.	37,916	1,136,343
*	DLH Holdings Corp.	17,762	99,645
*	DNOW, Inc.	188,284	2,929,699
	Donaldson Co., Inc.	207,319	14,920,748
	Douglas Dynamics, Inc.	48,640	1,391,104
	Dover Corp.	119,770	21,695,138
*	Driven Brands Holdings, Inc.	16,856	284,866
*	Ducommun, Inc.	28,679	2,609,215
	Dun & Bradstreet Holdings, Inc.	129,793	1,181,116
*	DXP Enterprises, Inc.	26,884	3,044,882
*	Dycom Industries, Inc.	47,328	12,722,240
	Eastern Co.	10,629	244,998
	Eaton Corp. PLC	173,614	66,792,778

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EMCOR Group, Inc.	44,764	$28,088,962
	Emerson Electric Co.	239,422	34,838,295
*	Energy Recovery, Inc.	42,143	566,823
	Enerpac Tool Group Corp.	78,098	3,007,554
	EnerSys	56,611	5,229,158
	Ennis, Inc.	38,814	690,889
	Enpro, Inc.	39,965	8,488,966
*	Enviri Corp.	118,080	1,062,720
	Equifax, Inc.	63,541	15,264,454
	Esab Corp.	71,141	9,544,988
	ESCO Technologies, Inc.	44,193	8,560,184
	Espey Mfg. & Electronics Corp.	1,489	65,516
*	Everus Construction Group, Inc.	67,329	4,999,852
	EVI Industries, Inc.	100	2,229
*	ExlService Holdings, Inc.	167,057	7,255,286
	Expeditors International of Washington, Inc.	196,003	22,783,389
	Exponent, Inc.	53,015	3,655,914
	Fastenal Co.	960,600	44,312,478
#	Federal Signal Corp.	72,787	9,212,651
	FedEx Corp.	207,996	46,485,026
	Ferguson Enterprises, Inc.	158,657	35,432,868
*	First Advantage Corp.	13,588	234,937
	Flowserve Corp.	106,406	5,962,992
*	Fluor Corp.	150,773	8,559,383
*	Forrester Research, Inc.	5,202	50,667
	Fortive Corp.	206,263	9,886,186
	Fortune Brands Innovations, Inc.	171,103	9,331,958
*	Franklin Covey Co.	22,780	448,994
	Franklin Electric Co., Inc.	66,927	6,287,792
*	FreightCar America, Inc.	4,172	42,388
	FTAI Aviation Ltd.	37,886	5,213,492
#	FTAI Infrastructure, Inc.	16,111	101,016
*	FTI Consulting, Inc.	54,424	9,053,432
*	Gates Industrial Corp. PLC	96,183	2,385,338
	GATX Corp.	71,539	10,923,290
	GE Vernova, Inc.	87,657	57,879,041
#	Genco Shipping & Trading Ltd.	64,108	1,021,240
*	Gencor Industries, Inc.	20,438	297,986
*	Generac Holdings, Inc.	65,769	12,804,567
	General Dynamics Corp.	131,153	40,868,586
		Shares	Value†
INDUSTRIALS — (Continued)
	General Electric Co.	350,629	$95,048,509
	Genpact Ltd.	294,805	12,986,160
*	Gibraltar Industries, Inc.	51,225	3,382,387
	Global Industrial Co.	39,446	1,343,531
*	GMS, Inc.	79,138	8,676,690
	Gorman-Rupp Co.	52,284	2,152,009
	Graco, Inc.	126,975	10,663,360
*	Graham Corp.	18,683	1,067,733
	Granite Construction, Inc.	59,139	5,586,861
*	Great Lakes Dredge & Dock Corp.	207,363	2,297,582
	Greenbrier Cos., Inc.	46,697	2,124,714
	Griffon Corp.	91,559	7,441,000
*	GXO Logistics, Inc.	167,839	8,343,277
*	Hayward Holdings, Inc.	95,659	1,471,235
*	Healthcare Services Group, Inc.	14,746	191,845
	Heartland Express, Inc.	29,435	230,182
	HEICO Corp. (HEI US)	28,816	9,417,069
	HEICO Corp. (HEIA US), Class A	42,442	10,953,856
	Heidrick & Struggles International, Inc.	45,773	2,038,272
	Helios Technologies, Inc.	32,121	1,178,519
	Herc Holdings, Inc.	85,405	9,976,158
	Hexcel Corp.	119,491	7,158,706
	Hillenbrand, Inc.	85,561	1,771,968
#*	Hillman Solutions Corp.	106,790	842,573
	HireQuest, Inc.	1,136	11,621
	HNI Corp.	68,287	3,512,683
	Honeywell International, Inc.	366,579	81,508,841
	Howmet Aerospace, Inc.	275,848	49,589,195
	Hub Group, Inc., Class A	139,766	4,894,605
	Hubbell, Inc.	53,722	23,502,301
*	Hudson Global, Inc.	9,838	88,050
*	Hudson Technologies, Inc.	58,079	545,362
	Huntington Ingalls Industries, Inc.	67,951	18,948,816
*	Hurco Cos., Inc.	6,927	133,137
*	Huron Consulting Group, Inc.	44,531	5,881,654
	Hyster-Yale, Inc.	18,071	759,163
*	IBEX Holdings Ltd.	825	24,395
	ICF International, Inc.	27,475	2,304,878
	IDEX Corp.	54,755	8,952,990
#*	IES Holdings, Inc.	16,492	5,822,830

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Illinois Tool Works, Inc.	209,372	$53,592,951
	Ingersoll Rand, Inc.	286,542	24,250,049
*	Innovative Solutions & Support, Inc.	18,819	292,447
	Insperity, Inc.	30,882	1,839,950
	Insteel Industries, Inc.	30,644	1,106,248
	Interface, Inc.	111,870	2,306,759
	ITT, Inc.	126,487	21,497,731
	Jacobs Solutions, Inc.	91,834	13,028,490
*	Janus International Group, Inc.	118,546	1,015,939
	JB Hunt Transport Services, Inc.	112,812	16,250,569
*	JELD-WEN Holding, Inc.	48,179	216,806
#*	JetBlue Airways Corp.	419,939	1,864,529
	Johnson Controls International PLC	429,175	45,063,375
#	Kadant, Inc.	17,318	5,762,911
	Karat Packaging, Inc.	2,625	71,479
	KBR, Inc.	259,174	12,113,793
	Kelly Services, Inc., Class A	39,368	482,258
	Kennametal, Inc.	81,063	2,007,120
	Kforce, Inc.	50,373	1,755,499
*	Kirby Corp.	99,845	9,516,227
	Knight-Swift Transportation Holdings, Inc.	278,609	11,840,882
	Korn Ferry	105,803	7,498,259
#*	Kratos Defense & Security Solutions, Inc.	224,693	13,189,479
*	L.B. Foster Co., Class A	21,327	501,185
	L3Harris Technologies, Inc.	112,435	30,899,387
	Landstar System, Inc.	59,376	7,918,977
*	Legalzoom.com, Inc.	25,020	224,930
	Leidos Holdings, Inc.	123,636	19,738,487
	Lennox International, Inc.	30,964	18,857,076
	Leonardo DRS, Inc.	12,806	532,730
#*	Limbach Holdings, Inc.	15,171	2,078,427
	Lincoln Electric Holdings, Inc.	73,701	17,946,193
	Lindsay Corp.	17,141	2,339,918
*	Liquidity Services, Inc.	63,454	1,515,282
*	Loar Holdings, Inc.	8,262	610,644
	Lockheed Martin Corp.	186,232	78,399,947
	LSI Industries, Inc.	60,412	1,105,540
	Luxfer Holdings PLC	30,675	368,714
*	Lyft, Inc., Class A	180,136	2,532,712
*	Manitowoc Co., Inc.	55,367	705,929
		Shares	Value†
INDUSTRIALS — (Continued)
	ManpowerGroup, Inc.	49,046	$2,023,148
	Marten Transport Ltd.	118,631	1,442,553
	Masco Corp.	170,498	11,616,029
*	MasTec, Inc.	98,161	18,573,043
*	Mastech Digital, Inc.	14,713	106,228
*	Masterbrand, Inc.	189,129	2,086,093
*	Matrix Service Co.	46,200	705,936
	Matson, Inc.	80,684	8,615,438
	Maximus, Inc.	96,742	7,145,364
*	Mayville Engineering Co., Inc.	30,534	512,055
	McGrath RentCorp	10,189	1,271,485
*	Mercury Systems, Inc.	69,899	3,675,988
#*	Middleby Corp.	78,451	11,391,085
	Miller Industries, Inc.	15,332	624,779
	MillerKnoll, Inc.	68,935	1,308,386
*	Mistras Group, Inc.	24,943	198,047
*	Montrose Environmental Group, Inc.	14,614	331,592
	Moog, Inc., Class A	60,150	11,643,837
*	MRC Global, Inc.	107,016	1,570,995
#	MSA Safety, Inc.	50,384	8,961,802
	MSC Industrial Direct Co., Inc., Class A	56,144	4,863,193
	Mueller Industries, Inc.	186,280	15,902,724
	Mueller Water Products, Inc., Class A	183,861	4,552,398
*	MYR Group, Inc.	25,819	4,995,977
	National Presto Industries, Inc.	12,760	1,230,702
	NL Industries, Inc.	249,437	1,539,026
	Nordson Corp.	47,563	10,188,470
	Norfolk Southern Corp.	161,057	44,773,846
	Northrop Grumman Corp.	66,528	38,360,710
*	NPK International, Inc.	168,790	1,522,486
*	NV5 Global, Inc.	80,842	1,814,903
	nVent Electric PLC	248,549	19,491,213
*	NWPX Infrastructure, Inc.	20,413	852,855
	Old Dominion Freight Line, Inc.	107,692	16,073,031
	Omega Flex, Inc.	9,191	293,193
*	OPENLANE, Inc.	175,326	4,320,033
*	Optex Systems Holdings, Inc.	1,457	17,222
*	Orion Group Holdings, Inc.	52,747	390,855
	Oshkosh Corp.	110,346	13,962,079
	Otis Worldwide Corp.	270,834	23,207,765
	Owens Corning	166,589	23,227,504
	PACCAR, Inc.	419,228	41,402,957

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	PAMT Corp.	39,056	$442,504
	Pangaea Logistics Solutions Ltd.	62,914	306,391
	Park Aerospace Corp.	19,658	354,237
	Parker-Hannifin Corp.	77,306	56,580,261
	Park-Ohio Holdings Corp.	28,070	460,348
#*	Parsons Corp.	60,796	4,511,063
	Paychex, Inc.	207,898	30,005,918
	Paycom Software, Inc.	40,293	9,329,441
*	Paylocity Holding Corp.	36,804	6,804,324
	Pentair PLC	274,046	28,007,501
*	Perma-Fix Environmental Services, Inc.	9,203	106,019
*	Perma-Pipe International Holdings, Inc.	8,588	190,310
	Pitney Bowes, Inc.	29,592	336,165
*	Planet Labs PBC	45,823	286,394
#	Powell Industries, Inc.	17,703	4,197,381
*	Power Solutions International, Inc.	1,620	151,875
	Preformed Line Products Co.	10,405	1,605,804
	Primoris Services Corp.	116,711	10,990,675
*	Proto Labs, Inc.	34,869	1,503,551
	Quad/Graphics, Inc.	93,659	499,202
	Quanex Building Products Corp.	50,859	990,733
	Quanta Services, Inc.	95,271	38,692,411
*	Quest Resource Holding Corp.	8,339	16,761
*	Radiant Logistics, Inc.	88,175	521,114
*	RBC Bearings, Inc.	30,704	11,892,887
*	RCM Technologies, Inc.	10,846	261,497
#	Regal Rexnord Corp.	116,184	17,762,210
	Republic Services, Inc.	127,644	29,441,089
*	Resideo Technologies, Inc.	217,232	5,930,434
	Resources Connection, Inc.	15,303	77,433
	REV Group, Inc.	106,419	5,273,061
	Robert Half, Inc.	96,183	3,550,115
#*	Rocket Lab Corp.	77,509	3,559,213
	Rockwell Automation, Inc.	89,876	31,610,288
	Rollins, Inc.	285,473	16,349,039
	RTX Corp.	782,005	123,220,528
	Rush Enterprises, Inc. (RUSHA US), Class A	140,827	7,624,374
		Shares	Value†
INDUSTRIALS — (Continued)
#	Rush Enterprises, Inc. (RUSHB US), Class B	13,189	$716,295
*	RXO, Inc.	163,181	2,521,146
	Ryder System, Inc.	118,409	21,042,463
*	Saia, Inc.	20,533	6,205,894
	Schneider National, Inc., Class B	100,418	2,455,220
	Science Applications International Corp.	108,019	12,041,958
	Sensata Technologies Holding PLC	129,133	3,972,131
*	SIFCO Industries, Inc.	3,251	15,800
	Simpson Manufacturing Co., Inc.	61,706	11,071,908
*	SiteOne Landscape Supply, Inc.	61,370	8,458,627
*	SkyWest, Inc.	83,553	9,688,806
	Snap-on, Inc.	60,102	19,304,161
#	Southwest Airlines Co.	534,671	16,537,374
*	SPX Technologies, Inc.	54,810	9,996,796
	SS&C Technologies Holdings, Inc.	215,748	18,442,139
	Standex International Corp.	19,680	3,242,083
	Stanley Black & Decker, Inc.	127,459	8,622,601
	Steelcase, Inc., Class A	92,725	957,849
*	Sterling Infrastructure, Inc.	43,127	11,540,354
*	Stratasys Ltd.	83,576	905,128
*	Sun Country Airlines Holdings, Inc.	4,089	47,392
#*	Sunrun, Inc.	191,240	1,962,122
*	Symbotic, Inc.	5,013	270,451
*	TaskUS, Inc., Class A	41,945	716,421
*	Taylor Devices, Inc.	3,116	140,532
#	Tecnoglass, Inc.	58,633	4,575,133
	Tennant Co.	27,362	2,258,459
	Terex Corp.	116,301	5,915,069
	Tetra Tech, Inc.	309,221	11,360,780
	Textron, Inc.	189,605	14,745,581
*	Thermon Group Holdings, Inc.	71,953	2,034,831
	Timken Co.	125,935	9,582,394
*	Titan International, Inc.	95,454	807,541
*	Titan Machinery, Inc.	30,741	593,916
	Toro Co.	144,759	10,748,356
	Trane Technologies PLC	105,100	46,042,208
*	Transcat, Inc.	13,668	1,044,645

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	TransDigm Group, Inc.	22,245	$35,780,193
	TransUnion	154,848	14,739,981
#*	Trex Co., Inc.	128,011	8,223,427
	TriNet Group, Inc.	54,702	3,709,343
	Trinity Industries, Inc.	174,610	4,068,413
*	TrueBlue, Inc.	25,723	185,720
*	Tutor Perini Corp.	107,309	5,166,928
	Twin Disc, Inc.	6,300	54,495
*	Uber Technologies, Inc.	416,151	36,517,250
	UFP Industries, Inc.	88,592	8,682,016
#*	U-Haul Holding Co. (UHAL US)	25,117	1,453,270
	U-Haul Holding Co. (UHAL/B US)	271,509	14,118,468
	UL Solutions, Inc., Class A	11,333	828,669
*	Ultralife Corp.	46,900	373,793
	UniFirst Corp.	22,013	3,764,883
	Union Pacific Corp.	372,724	82,733,546
*	United Airlines Holdings, Inc.	370,452	32,714,616
	United Parcel Service, Inc., Class B	365,739	31,512,072
	United Rentals, Inc.	93,544	82,593,739
#	Universal Logistics Holdings, Inc.	59,856	1,432,354
*	Upwork, Inc.	95,228	1,138,927
*	V2X, Inc.	15,654	741,687
	Valmont Industries, Inc.	31,686	11,532,120
	Veralto Corp.	91,641	9,606,726
	Verisk Analytics, Inc.	122,864	34,243,425
*	Verra Mobility Corp.	175,397	4,430,528
	Vertiv Holdings Co., Class A	164,767	23,990,075
	Vestis Corp.	5,527	33,494
*	Vicor Corp.	27,067	1,202,857
	Virco Mfg. Corp.	24,607	190,458
*	VirTra, Inc.	9,035	64,058
	VSE Corp.	30,131	4,716,707
	Wabash National Corp.	54,393	541,754
	Waste Management, Inc.	314,321	72,029,800
#	Watsco, Inc. (WSO US)	24,193	10,908,140
»	Watsco, Inc. (WSO/B US), Class B	2,268	1,024,013
	Watts Water Technologies, Inc., Class A	32,180	8,441,458
#	Werner Enterprises, Inc.	124,764	3,458,458
	WESCO International, Inc.	72,551	15,015,155
		Shares	Value†
INDUSTRIALS — (Continued)
	Westinghouse Air Brake Technologies Corp.	143,318	$27,524,222
*	Wilhelmina International, Inc.	584	1,805
*	Willdan Group, Inc.	16,225	1,383,993
	Willis Lease Finance Corp.	5,991	848,206
#	WillScot Holdings Corp.	410,072	12,035,613
	Woodward, Inc.	85,414	21,958,231
	Worthington Enterprises, Inc.	83,258	5,159,498
	WW Grainger, Inc.	42,192	43,860,272
*	Xometry, Inc., Class A	4,855	157,011
*	XPO, Inc.	171,972	20,686,512
	Xylem, Inc.	153,784	22,240,242
	Zurn Elkay Water Solutions Corp.	67,456	2,984,928
TOTAL INDUSTRIALS			4,558,289,821
INFORMATION TECHNOLOGY — (26.2%)
	A10 Networks, Inc.	69,031	1,271,551
	Accenture PLC, Class A	364,034	97,233,481
*	ACCESS Newswire, Inc.	306	3,626
*	ACI Worldwide, Inc.	181,964	7,744,388
	Adeia, Inc.	152,409	1,973,697
*	Adobe, Inc.	249,535	89,256,174
	Advanced Energy Industries, Inc.	41,427	5,755,039
*	Advanced Micro Devices, Inc.	555,071	97,864,568
*	Agilysys, Inc.	3,473	396,200
*	Akamai Technologies, Inc.	148,639	11,342,642
*	Alarm.com Holdings, Inc.	44,048	2,406,342
#*	Alkami Technology, Inc.	44,100	982,989
*	Allegro MicroSystems, Inc.	4,439	139,429
*	Alpha & Omega Semiconductor Ltd.	43,654	1,111,867
*	Ambarella, Inc.	45,417	3,001,610
	Amdocs Ltd.	157,917	13,479,795
	Amkor Technology, Inc.	454,930	10,263,221
	Amphenol Corp., Class A	599,866	63,891,728
*	Amtech Systems, Inc.	18,946	89,141
	Analog Devices, Inc.	193,759	43,524,084
*	Appfolio, Inc., Class A	5,868	1,568,986
	Apple, Inc.	7,809,514	1,621,020,821

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Applied Materials, Inc.	445,602	$80,235,096
*	AppLovin Corp., Class A	96,950	37,878,365
*	Arista Networks, Inc.	281,869	34,731,898
*	Arrow Electronics, Inc.	90,430	10,489,880
*	ASGN, Inc.	64,249	3,221,445
*	Astera Labs, Inc.	5,125	700,741
*	AstroNova, Inc.	10,455	118,142
*	Atlassian Corp., Class A	25,965	4,979,568
#*	Aurora Innovation, Inc.	511,854	2,973,872
*	Autodesk, Inc.	115,623	35,046,488
*	AvePoint, Inc.	75,915	1,448,458
*	Aviat Networks, Inc.	23,694	511,790
	Avnet, Inc.	163,613	8,661,672
*	Axcelis Technologies, Inc.	47,130	3,190,230
*	Backblaze, Inc., Class A	2,666	13,303
	Badger Meter, Inc.	26,800	5,058,768
	Bel Fuse, Inc. (BELFA US), Class A	1,700	194,701
#	Bel Fuse, Inc. (BELFB US), Class B	23,581	3,066,473
	Belden, Inc.	65,101	8,049,739
	Benchmark Electronics, Inc.	75,778	2,917,453
	Bentley Systems, Inc., Class B	105,471	6,115,209
*	Bill Holdings, Inc.	23,322	999,348
*	BK Technologies Corp.	343	13,322
*	Blackbaud, Inc.	48,535	3,272,230
#*	BlackLine, Inc.	9,537	512,900
*	Box, Inc., Class A	136,942	4,395,838
	Broadcom, Inc.	1,721,064	505,476,497
*	C3.ai, Inc., Class A	15,516	365,557
*	Cadence Design Systems, Inc.	95,774	34,916,327
*	Calix, Inc.	69,414	3,935,080
*	CCC Intelligent Solutions Holdings, Inc.	254,223	2,458,336
	CDW Corp.	121,804	21,240,182
*	Cerence, Inc.	33,248	285,933
*	CEVA, Inc.	35,082	749,702
*	Ciena Corp.	267,152	24,802,392
*	Cipher Mining, Inc.	17,984	98,193
*	Cirrus Logic, Inc.	60,485	6,091,444
	Cisco Systems, Inc.	2,518,417	171,453,829
	Clear Secure, Inc., Class A	45,280	1,331,685
*	Clearfield, Inc.	17,732	776,839
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Clearwater Analytics Holdings, Inc., Class A	3,188	$64,589
	Climb Global Solutions, Inc.	4,864	573,952
*	Cloudflare, Inc., Class A	49,127	10,202,695
*	Coda Octopus Group, Inc.	10,231	76,221
	Cognex Corp.	124,354	5,069,913
	Cognizant Technology Solutions Corp., Class A	402,209	28,862,518
*	Coherent Corp.	169,885	18,279,626
*	Cohu, Inc.	60,055	1,072,582
*	CommScope Holding Co., Inc.	81,116	665,151
*	Commvault Systems, Inc.	24,846	4,719,498
*	Consensus Cloud Solutions, Inc.	18,918	381,765
*	CoreCard Corp.	463	13,404
	Corning, Inc.	481,047	30,421,412
*	Corsair Gaming, Inc.	6,000	54,360
*	CPI Card Group, Inc.	1,323	25,679
#	Crane NXT Co.	88,318	5,240,790
*	Credo Technology Group Holding Ltd.	107,108	11,947,897
*	Crexendo, Inc.	2,746	15,295
*	Crowdstrike Holdings, Inc., Class A	21,552	9,796,893
*	CS Disco, Inc.	20,700	82,179
	CSP, Inc.	12,078	123,920
	CTS Corp.	53,770	2,107,246
*	CVD Equipment Corp.	2,900	11,194
*	Daily Journal Corp.	1,511	603,765
#*	Daktronics, Inc.	115,001	1,865,316
*	Data I/O Corp.	1,413	4,578
*	Data Storage Corp.	608	2,870
*	Datadog, Inc., Class A	49,790	6,969,604
	Dell Technologies, Inc., Class C	155,755	20,667,131
*	Diebold Nixdorf, Inc.	10,346	582,376
*	Digi International, Inc.	55,131	1,797,822
*	Digital Turbine, Inc.	77,088	420,130
*	DigitalOcean Holdings, Inc.	57,174	1,592,868
*	Diodes, Inc.	76,146	3,759,328
*	Docusign, Inc.	144,650	10,941,326
	Dolby Laboratories, Inc., Class A	97,283	7,329,301
*	Dropbox, Inc., Class A	162,534	4,416,049
*	DXC Technology Co.	255,501	3,477,369
*	Dynatrace, Inc.	156,598	8,238,621

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	E2open Parent Holdings, Inc.	87,689	$289,374
*	Eastman Kodak Co.	30,240	202,608
*	eGain Corp.	4,291	26,518
*	Enphase Energy, Inc.	63,767	2,063,500
#	Entegris, Inc.	79,964	6,273,975
*	EPAM Systems, Inc.	33,967	5,356,936
*	ePlus, Inc.	40,808	2,643,542
*	Everspin Technologies, Inc.	8,104	49,110
*	F5, Inc.	82,667	25,909,491
*	Fabrinet	42,047	13,611,875
*	Fair Isaac Corp.	12,714	18,266,458
*	Fastly, Inc., Class A	40,106	272,320
*	First Solar, Inc.	118,308	20,671,957
*	Flex Ltd.	870,735	43,423,554
*	FormFactor, Inc.	113,062	3,212,091
*	Fortinet, Inc.	334,025	33,369,098
*	Franklin Wireless Corp.	3,741	14,552
	Frequency Electronics, Inc.	25,787	685,934
*	Freshworks, Inc., Class A	137,133	1,781,358
*	Gartner, Inc.	60,461	20,475,118
	Gen Digital, Inc.	536,301	15,815,516
*	Genasys, Inc.	13,658	21,989
*	Globant SA	43,191	3,639,274
*	GoDaddy, Inc., Class A	107,562	17,379,868
*	Grid Dynamics Holdings, Inc.	74,581	707,774
*	GSI Technology, Inc.	29,840	129,804
*	Guidewire Software, Inc.	61,761	13,971,573
	Hackett Group, Inc.	49,776	1,164,261
*	Harmonic, Inc.	171,581	1,460,154
	Hewlett Packard Enterprise Co.	1,264,718	26,167,015
	HP, Inc.	735,637	18,243,798
*	HubSpot, Inc.	12,544	6,518,490
#*	I3 Verticals, Inc., Class A	35,769	1,000,817
*	Ichor Holdings Ltd.	37,706	746,202
*	Identiv, Inc.	21,759	78,985
*	indie Semiconductor, Inc., Class A	2,000	7,820
*	Informatica, Inc., Class A	24,655	608,979
	Information Services Group, Inc.	35,495	152,983
*	Insight Enterprises, Inc.	37,468	4,442,955
	Intel Corp.	1,176,953	23,303,669
*	Intellicheck, Inc.	2,198	10,880
#	InterDigital, Inc.	52,968	13,676,338
	International Business Machines Corp.	582,556	147,474,051
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	inTEST Corp.	19,860	$138,821
	Intuit, Inc.	93,442	73,364,117
#*	IonQ, Inc.	30,518	1,216,753
*	IPG Photonics Corp.	41,807	3,130,926
*	Itron, Inc.	88,154	10,978,699
	Jabil, Inc.	211,804	47,268,299
*	Jamf Holding Corp.	66,741	529,924
*	JFrog Ltd.	100,336	4,355,586
*	Key Tronic Corp.	11,279	33,160
*	Keysight Technologies, Inc.	131,770	21,598,421
*	Kimball Electronics, Inc.	32,710	613,640
	KLA Corp.	85,169	74,866,106
*	Knowles Corp.	277,435	5,634,705
	Kulicke & Soffa Industries, Inc.	102,947	3,372,544
*	KVH Industries, Inc.	19,953	105,551
*	Kyndryl Holdings, Inc.	222,340	8,397,782
	Lam Research Corp.	600,419	56,943,738
*	Lantronix, Inc.	49,076	157,534
*	Lattice Semiconductor Corp.	85,188	4,244,918
*	LGL Group, Inc.	1,687	12,273
	Littelfuse, Inc.	34,587	8,900,273
*	LiveRamp Holdings, Inc.	92,335	3,030,435
#*	Lumentum Holdings, Inc.	49,437	5,442,025
*	MACOM Technology Solutions Holdings, Inc.	54,561	7,482,496
*	Manhattan Associates, Inc.	47,679	10,473,169
	Marvell Technology, Inc.	289,198	23,242,843
*	MaxLinear, Inc.	73,139	1,157,059
*	Meridianlink, Inc.	28,275	451,835
	Methode Electronics, Inc.	34,382	225,546
	Microchip Technology, Inc.	340,407	23,008,109
	Micron Technology, Inc.	449,454	49,053,410
	Microsoft Corp.	3,456,330	1,843,952,055
*	Mirion Technologies, Inc.	118,329	2,644,653
*	Mitek Systems, Inc.	63,750	575,025
	MKS, Inc.	18,911	1,799,949
*	MongoDB, Inc.	32,042	7,622,471
	Monolithic Power Systems, Inc.	16,100	11,450,964
	Motorola Solutions, Inc.	98,334	43,166,659
*	M-Tron Industries, Inc.	843	37,075
*	N-able, Inc.	119,952	969,212

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Napco Security Technologies, Inc.	45,988	$1,404,014
#*	nCino, Inc.	84,745	2,366,504
#*	NCR Voyix Corp.	135,746	1,848,861
	NetApp, Inc.	197,406	20,555,887
*	NETGEAR, Inc.	69,474	1,615,271
*	NetScout Systems, Inc.	79,326	1,699,163
*	NetSol Technologies, Inc.	3,138	12,772
*	nLight, Inc.	53,419	1,122,333
*	Nortech Systems, Inc.	1,100	9,251
*	Novanta, Inc.	37,575	4,622,477
*	Nutanix, Inc., Class A	82,286	6,185,439
	NVE Corp.	4,912	311,077
	NVIDIA Corp.	12,527,127	2,228,199,960
	NXP Semiconductors NV	123,571	26,415,773
*	Okta, Inc.	122,059	11,937,370
*	ON Semiconductor Corp.	448,097	25,254,747
*	ON24, Inc.	61,143	303,269
#	OneSpan, Inc.	45,641	673,205
*	Onto Innovation, Inc.	51,133	4,844,852
*	Ooma, Inc.	15,345	174,626
*	Optical Cable Corp.	3,696	16,558
	Oracle Corp.	840,214	213,221,107
#*	OSI Systems, Inc.	29,417	6,501,451
*	Palantir Technologies, Inc., Class A	598,388	94,754,740
*	Palo Alto Networks, Inc.	176,975	30,722,860
*	PAR Technology Corp.	24,330	1,478,777
	PC Connection, Inc.	51,001	3,141,152
*	PDF Solutions, Inc.	51,745	1,150,291
	Pegasystems, Inc.	115,484	6,780,066
#*	Penguin Solutions, Inc.	93,978	2,215,061
*	Photronics, Inc.	288,781	5,879,581
*»	Pivotal Software, Inc.	44,266	0
*	Plexus Corp.	46,804	5,967,510
	Power Integrations, Inc.	61,928	3,004,747
*	Powerfleet, Inc. NJ	123,039	499,538
#	Progress Software Corp.	96,220	4,626,258
#*	PTC, Inc.	52,785	11,338,746
*	Pure Storage, Inc., Class A	221,099	13,159,812
*	Q2 Holdings, Inc.	27,580	2,239,496
*	Qorvo, Inc.	100,716	8,419,858
	QUALCOMM, Inc.	801,076	117,565,914
*	Qualys, Inc.	42,629	5,672,641
*	Ralliant Corp.	68,754	3,143,433
*	Rambus, Inc.	126,395	9,344,382
	Red Violet, Inc.	4,758	210,922
*	RF Industries Ltd.	9,040	74,490
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ribbon Communications, Inc.	102,669	$386,035
	Richardson Electronics Ltd.	21,406	215,772
*	RingCentral, Inc., Class A	51,114	1,302,896
*	Rogers Corp.	22,684	1,487,617
	Roper Technologies, Inc.	41,605	22,899,392
	Salesforce, Inc.	271,731	70,196,269
*	Samsara, Inc., Class A	86,445	3,287,503
*	Sandisk Corp.	64,796	2,781,044
*	Sanmina Corp.	120,317	13,961,585
	Sapiens International Corp. NV	45,769	1,254,528
*	ScanSource, Inc.	42,284	1,642,311
#	Seagate Technology Holdings PLC	136,540	21,438,145
*	SEMrush Holdings, Inc., Class A	16,733	149,928
*	Semtech Corp.	8,823	450,855
*	SentinelOne, Inc., Class A	230,160	4,221,134
*	ServiceNow, Inc.	41,254	38,907,472
*	Silicon Laboratories, Inc.	34,879	4,596,006
*	SiTime Corp.	15,481	3,140,321
*	SkyWater Technology, Inc.	1,413	12,646
	Skyworks Solutions, Inc.	140,496	9,629,596
*	Snowflake, Inc., Class A	56,228	12,566,958
*	SolarEdge Technologies, Inc.	1,831	46,983
*	Sono-Tek Corp.	1,304	4,316
*	SPS Commerce, Inc.	6,662	725,259
*	Synaptics, Inc.	49,093	3,078,131
*	Synchronoss Technologies, Inc.	1,500	10,980
#*	Synopsys, Inc.	38,692	24,510,221
#	TD SYNNEX Corp.	91,936	13,274,639
	TE Connectivity PLC	181,858	37,417,284
*	Teledyne Technologies, Inc.	34,282	18,890,068
*	Telos Corp.	13,385	34,399
*	Teradata Corp.	78,307	1,638,966
	Teradyne, Inc.	110,930	11,917,210
	Texas Instruments, Inc.	698,180	126,412,471
*	TransAct Technologies, Inc.	786	2,963
*	Trimble, Inc.	199,370	16,725,149
*	Trio-Tech International	1,525	8,296

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TTM Technologies, Inc.	215,980	$10,205,055
*	Turtle Beach Corp.	5,485	79,752
*	Twilio, Inc., Class A	190,734	24,604,686
*	Tyler Technologies, Inc.	18,977	11,093,195
*	UiPath, Inc., Class A	74,592	876,456
*	Ultra Clean Holdings, Inc.	55,719	1,254,792
*	Unisys Corp.	70,522	291,256
*	Unity Software, Inc.	46,186	1,540,765
	Universal Display Corp.	46,799	6,757,776
#*	Veeco Instruments, Inc.	77,958	1,619,967
*	Verint Systems, Inc.	57,966	1,233,516
	VeriSign, Inc.	60,789	16,344,338
#*	Vertex, Inc., Class A	37,166	1,232,796
*	Viant Technology, Inc., Class A	2,954	42,833
*	Viasat, Inc.	21,884	359,554
*	Viavi Solutions, Inc.	390,369	3,923,208
	Vishay Intertechnology, Inc.	162,556	2,664,293
*	Vishay Precision Group, Inc.	15,664	415,409
	Vontier Corp.	198,935	8,249,834
	Western Digital Corp.	228,047	17,945,018
*	WidePoint Corp.	4,900	14,749
*	Workday, Inc., Class A	46,971	10,774,208
	Xerox Holdings Corp.	27,068	109,625
*	Xperi, Inc.	4,694	28,258
*	Yext, Inc.	61,401	498,576
*	Zebra Technologies Corp., Class A	38,978	13,214,322
*	Zoom Communications, Inc.	142,552	10,555,976
*	Zscaler, Inc.	33,761	9,640,791
TOTAL INFORMATION TECHNOLOGY			9,682,031,455
MATERIALS — (2.8%)
	AdvanSix, Inc.	33,150	666,978
	Air Products & Chemicals, Inc.	96,372	27,743,571
#	Albemarle Corp.	71,400	4,844,490
	Alcoa Corp.	108,441	3,249,977
#*	Alpha Metallurgical Resources, Inc.	16,071	1,897,503
	Amcor PLC	3,090,829	28,899,251
*	American Biltrite, Inc.	17	2,108
	American Vanguard Corp.	17,133	66,133
	AptarGroup, Inc.	89,871	14,122,329
		Shares	Value†
MATERIALS — (Continued)
	Ardagh Metal Packaging SA	56,441	$223,506
#*	Arq, Inc.	44,340	237,219
*	Ascent Industries Co.	10,249	131,495
	Ashland, Inc.	54,766	2,823,735
*	Aspen Aerogels, Inc.	91,901	703,962
	Avery Dennison Corp.	90,910	15,251,971
	Avient Corp.	98,967	3,124,388
*	Axalta Coating Systems Ltd.	273,343	7,741,074
	Balchem Corp.	35,884	5,471,233
	Ball Corp.	236,390	13,535,691
	Cabot Corp.	112,331	8,108,052
	Caledonia Mining Corp. PLC	1,100	21,659
	Carpenter Technology Corp.	79,299	19,776,378
	Celanese Corp.	105,428	5,506,504
*	Century Aluminum Co.	124,362	2,633,987
	CF Industries Holdings, Inc.	305,398	28,350,096
	Chemours Co.	137,024	1,641,548
*	Clearwater Paper Corp.	248,011	5,595,128
*	Cleveland-Cliffs, Inc.	309,164	3,252,405
*	Coeur Mining, Inc.	585,686	5,089,611
	Commercial Metals Co.	240,137	12,453,505
*	Compass Minerals International, Inc.	6,336	126,276
*	Core Molding Technologies, Inc.	11,422	190,062
	Corteva, Inc.	502,230	36,225,850
	CRH PLC (CRHCF US)	120,718	11,522,533
#	Crown Holdings, Inc.	197,731	19,646,552
*	Dakota Gold Corp.	62,653	225,551
	Dow, Inc.	412,268	9,601,722
	DuPont de Nemours, Inc.	200,390	14,408,041
	Eagle Materials, Inc.	59,610	13,369,927
	Eastman Chemical Co.	128,286	9,314,846
	Ecolab, Inc.	113,210	29,633,850
*	Ecovyst, Inc.	128,405	1,105,567
	Element Solutions, Inc.	233,693	5,515,155
*	Flotek Industries, Inc.	2,987	35,993
	FMC Corp.	99,509	3,884,831
	Fortitude Gold Corp.	38,385	135,115
	Freeport-McMoRan, Inc.	898,463	36,154,151
	Friedman Industries, Inc.	9,041	137,062
#	Graphic Packaging Holding Co.	553,306	12,371,922

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc. (GEF US), Class A	56,305	$3,571,426
	Greif, Inc. (GEF/B US), Class B	12,571	825,286
#	Hawkins, Inc.	38,504	6,286,933
	HB Fuller Co.	79,882	4,489,368
	Hecla Mining Co.	607,740	3,488,428
	Huntsman Corp.	193,485	1,876,804
*	Idaho Strategic Resources, Inc.	58	951
*	Ingevity Corp.	53,591	2,239,568
	Innospec, Inc.	36,613	2,925,379
	International Flavors & Fragrances, Inc.	142,931	10,152,389
#	International Paper Co.	246,517	11,522,205
*	Intrepid Potash, Inc.	15,834	526,956
*	James Hardie Industries PLC	148,068	3,840,884
	Kaiser Aluminum Corp.	20,095	1,553,544
#*	Knife River Corp.	94,808	7,819,764
	Koppers Holdings, Inc.	30,897	1,015,275
	Kronos Worldwide, Inc.	56,956	304,715
	Linde PLC	225,284	103,689,214
	Louisiana-Pacific Corp.	102,079	9,228,962
*	LSB Industries, Inc.	96,268	744,152
	LyondellBasell Industries NV, Class A	188,940	10,945,294
	Martin Marietta Materials, Inc.	49,870	28,669,266
	Materion Corp.	35,092	3,695,188
	Mativ Holdings, Inc.	71,527	473,509
	Mercer International, Inc.	87,084	323,082
*	Metallus, Inc.	90,464	1,429,331
	Minerals Technologies, Inc.	40,914	2,379,149
	Mosaic Co.	242,879	8,746,073
*	MP Materials Corp.	600	36,900
	Myers Industries, Inc.	47,483	695,626
	NewMarket Corp.	13,839	9,507,393
	Newmont Corp.	619,239	38,454,742
	Nexa Resources SA	13,008	62,959
	Northern Technologies International Corp.	15,000	115,500
	Nucor Corp.	270,846	38,749,937
*	O-I Glass, Inc.	58,861	765,782
	Olin Corp.	285,216	5,401,991
	Olympic Steel, Inc.	37,847	1,177,042
	Orion SA	66,391	643,993
	Packaging Corp. of America	116,752	22,620,700
		Shares	Value†
MATERIALS — (Continued)
*	Perimeter Solutions, Inc.	75,499	$1,217,799
	PPG Industries, Inc.	183,526	19,361,993
#	Quaker Chemical Corp.	8,403	961,471
#	Ramaco Resources, Inc. (METC US), Class A	35,523	722,893
	Ramaco Resources, Inc. (METCB US), Class B	1,837	24,946
*	Ranpak Holdings Corp.	33,442	122,063
*	Rayonier Advanced Materials, Inc.	74,420	285,773
	Reliance, Inc.	86,198	25,008,626
††	Resolute Forest Products, Inc.	163,412	43,517
	Royal Gold, Inc.	91,793	13,899,296
	RPM International, Inc.	154,445	18,133,387
	Ryerson Holding Corp.	76,436	1,574,582
	Scotts Miracle-Gro Co.	32,277	2,022,477
	Sealed Air Corp.	168,001	4,917,389
	Sensient Technologies Corp.	51,035	5,730,720
	Sherwin-Williams Co.	149,007	49,303,436
	Silgan Holdings, Inc.	215,680	10,035,590
	Smurfit WestRock PLC	213,768	9,487,024
	Sonoco Products Co.	169,982	7,661,089
#	Southern Copper Corp.	58,493	5,507,701
	Steel Dynamics, Inc.	282,821	36,076,647
	Stepan Co.	29,501	1,497,766
	SunCoke Energy, Inc.	124,876	922,834
	Sylvamo Corp.	58,507	2,695,417
*	Tredegar Corp.	52,113	453,904
	TriMas Corp.	52,350	1,870,465
	Tronox Holdings PLC	191,869	612,062
*	U.S. Gold Corp.	2,698	27,574
	U.S. Lime & Minerals, Inc.	39,838	3,967,068
	Vulcan Materials Co.	115,627	31,759,268
#	Warrior Met Coal, Inc.	117,737	6,049,327
#	Westlake Corp.	56,735	4,499,085
	Worthington Steel, Inc.	78,280	2,389,106
TOTAL MATERIALS			1,046,608,448
REAL ESTATE — (0.3%)
*	AMREP Corp.	6,773	150,699
*	Anywhere Real Estate, Inc.	10,616	49,046

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	CBRE Group, Inc., Class A	271,094	$42,220,180
*	CKX Lands, Inc.	743	8,920
*	Compass, Inc., Class A	316,473	2,512,796
*	Comstock Holding Cos., Inc.	3,056	37,956
*	CoStar Group, Inc.	188,612	17,953,976
*	Cushman & Wakefield PLC	223,061	2,719,114
*	Douglas Elliman, Inc.	46,367	127,509
*	Five Point Holdings LLC, Class A	70,034	373,281
*	Forestar Group, Inc.	39,733	985,378
*	FRP Holdings, Inc.	31,822	840,101
*	Howard Hughes Holdings, Inc.	90,970	6,252,368
*	Jones Lang LaSalle, Inc.	74,733	20,204,814
*»	JW Mays, Inc.	900	35,973
	Kennedy-Wilson Holdings, Inc.	170,168	1,245,630
	Marcus & Millichap, Inc.	53,687	1,672,887
*	Maui Land & Pineapple Co., Inc.	9,149	155,624
*	Millrose Properties, Inc.	15,129	453,719
	Newmark Group, Inc., Class A	225,178	3,415,950
*	RE/MAX Holdings, Inc., Class A	16,120	123,963
	RMR Group, Inc., Class A	1,407	22,596
*	Seaport Entertainment Group, Inc.	22,919	528,741
	St. Joe Co.	82,299	4,156,099
*	Stratus Properties, Inc.	6,238	99,403
#*	Tejon Ranch Co.	34,821	625,385
*	Zillow Group, Inc. (Z US), Class C	133,735	10,638,619
*	Zillow Group, Inc. (ZG US), Class A	58,679	4,503,613
TOTAL REAL ESTATE			122,114,340
UTILITIES — (2.7%)
	AES Corp.	445,524	5,858,641
	ALLETE, Inc.	63,894	4,212,531
	Alliant Energy Corp.	236,759	15,391,703
	Ameren Corp.	172,084	17,402,855
	American Electric Power Co., Inc.	250,917	28,388,749
	American States Water Co.	39,541	2,909,822
		Shares	Value†
UTILITIES — (Continued)
	American Water Works Co., Inc.	113,895	$15,972,635
	Artesian Resources Corp., Class A	9,786	319,513
	Atmos Energy Corp.	104,917	16,358,659
	Avista Corp.	88,959	3,318,171
	Black Hills Corp.	55,728	3,219,964
#	Brookfield Renewable Corp.	12,504	458,022
	California Water Service Group	62,227	2,829,462
	CenterPoint Energy, Inc.	438,980	17,041,204
	Chesapeake Utilities Corp.	23,953	2,871,486
	Clearway Energy, Inc. (CWEN US), Class C	76,238	2,487,646
	Clearway Energy, Inc. (CWENA US), Class A	24,106	741,983
	CMS Energy Corp.	215,833	15,928,475
	Consolidated Edison, Inc.	200,815	20,784,352
#	Consolidated Water Co. Ltd.	20,521	596,956
	Constellation Energy Corp.	165,059	57,414,123
	Dominion Energy, Inc.	286,751	16,760,596
	DTE Energy Co.	122,301	16,927,681
	Duke Energy Corp.	369,102	44,897,567
	Edison International	183,410	9,559,329
	Entergy Corp.	262,726	23,758,312
	Essential Utilities, Inc.	219,773	8,087,646
	Evergy, Inc.	184,147	13,037,608
	Eversource Energy	203,594	13,457,563
	Exelon Corp.	445,235	20,008,861
#	FirstEnergy Corp.	319,312	13,637,816
	Genie Energy Ltd., Class B	50,356	1,023,234
	Global Water Resources, Inc.	1,904	18,183
	H2O America	31,550	1,523,549
*	Hallador Energy Co.	25,214	444,775
*	Hawaiian Electric Industries, Inc.	79,096	847,909
#	IDACORP, Inc.	72,282	9,059,103
	MDU Resources Group, Inc.	299,729	5,170,325
#	MGE Energy, Inc.	53,374	4,533,588
	Middlesex Water Co.	25,097	1,295,005
	National Fuel Gas Co.	76,220	6,615,134
	New Jersey Resources Corp.	143,120	6,570,639
	NextEra Energy, Inc.	957,284	68,024,601
	NiSource, Inc.	316,562	13,438,057

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Northwest Natural Holding Co.	30,127	$1,202,670
	Northwestern Energy Group, Inc.	51,221	2,750,568
	NRG Energy, Inc.	386,849	64,681,153
	OGE Energy Corp.	222,267	10,095,367
	ONE Gas, Inc.	64,105	4,660,433
	Ormat Technologies, Inc.	88,985	7,956,149
#	Otter Tail Corp.	62,100	4,792,878
	PG&E Corp.	730,462	10,241,077
	Pinnacle West Capital Corp.	99,372	9,005,091
	Portland General Electric Co.	120,995	4,975,314
	PPL Corp.	267,021	9,529,979
	Public Service Enterprise Group, Inc.	300,038	26,940,412
*	Pure Cycle Corp.	31,214	305,897
	RGC Resources, Inc.	7,658	154,232
	Sempra	295,714	24,153,919
#	Southern Co.	534,107	50,462,429
	Southwest Gas Holdings, Inc.	58,444	4,566,814
	Spire, Inc.	58,560	4,360,963
*	Talen Energy Corp.	10,115	3,819,121
	TXNM Energy, Inc.	111,521	6,333,278
	UGI Corp.	143,715	5,199,609
	Unitil Corp.	25,846	1,333,137
	Vistra Corp.	698,187	145,599,917
#	WEC Energy Group, Inc.	187,863	20,492,096
	Xcel Energy, Inc.	324,279	23,815,050
	Shares	Value†
UTILITIES — (Continued)
York Water Co.	16,121	$487,821
TOTAL UTILITIES		981,119,407
TOTAL COMMON STOCKS		35,853,867,740
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» M-Tron Industries, Inc. Warrants 03/11/2028	843	1,517
TOTAL RIGHTS/WARRANTS		1,517
TOTAL INVESTMENT SECURITIES (Cost $10,902,022,960)		35,853,869,257

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	330,923,310	330,923,310
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	68,661,796	794,210,991
TOTAL INVESTMENTS — (100.0%)
(Cost $12,027,135,928)^^			$36,979,003,558
As of July 31, 2025, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	973	09/19/25	$305,144,548	$310,107,263	$4,962,715
Total Futures Contracts			$305,144,548	$310,107,263	$4,962,715

U.S. Core Equity 1 Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $214,675 or 0.0% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$3,116,761,823	—	—	$3,116,761,823
Consumer Discretionary	3,768,954,204	—	—	3,768,954,204
Consumer Staples	2,028,741,344	$177,335	—	2,028,918,679
Energy	1,612,884,795	—	—	1,612,884,795
Financials	6,012,060,776	16,964	—	6,012,077,740
Health Care	2,923,330,350	8,686	$767,992	2,924,107,028
Industrials	4,557,214,996	1,074,174	651	4,558,289,821
Information Technology	9,682,031,455	—	—	9,682,031,455
Materials	1,046,564,931	—	43,517	1,046,608,448
Real Estate	122,078,367	35,973	—	122,114,340
Utilities	981,119,407	—	—	981,119,407
Rights/Warrants
Information Technology	—	1,517	—	1,517
Temporary Cash Investments	330,923,310	—	—	330,923,310
Securities Lending Collateral	—	794,210,991	—	794,210,991
Total Investments in Securities	$36,182,665,758	$795,525,640	$812,160˂˃	$36,979,003,558
Financial Instruments
Assets
Futures Contracts**	4,962,715	—	—	4,962,715
Total Financial Instruments	$4,962,715	—	—	$4,962,715
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (8.6%)
*	Advantage Solutions, Inc.	66,962	$91,738
	Alphabet, Inc. (GOOG US), Class C	2,468,663	476,106,346
	Alphabet, Inc. (GOOGL US), Class A	2,985,266	572,872,545
#*	Altice USA, Inc., Class A	63,512	165,131
*	AMC Networks, Inc., Class A	10,194	61,062
*	Angi, Inc.	9,203	149,273
*	Anterix, Inc.	18,714	415,638
#*	AST SpaceMobile, Inc.	22,004	1,169,953
	AT&T, Inc.	4,278,116	117,263,160
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	15,333	722,184
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	48,891	2,178,583
	ATN International, Inc.	13,066	224,082
*	Bandwidth, Inc., Class A	41,476	576,931
*	Boston Omaha Corp., Class A	13,096	176,141
*	BuzzFeed, Inc.	6,350	13,780
#	Cable One, Inc.	6,929	886,773
*	Cargurus, Inc.	139,163	4,567,330
*	Cars.com, Inc.	113,830	1,464,992
#*	Charter Communications, Inc., Class A	134,422	36,207,910
#	Cinemark Holdings, Inc.	270,650	7,272,366
*	Cineverse Corp.	573	2,888
	Comcast Corp., Class A	3,103,081	103,115,382
	CuriosityStream, Inc.	4,145	20,103
*	DallasNews Corp.	2,509	37,183
*	DHI Group, Inc.	742,657	1,975,468
*	DoubleVerify Holdings, Inc.	33,631	515,227
#*	EchoStar Corp., Class A	11,830	385,540
	Electronic Arts, Inc.	117,264	17,881,587
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Entravision Communications Corp., Class A	166,630	$368,252
*	EverQuote, Inc., Class A	12,709	312,514
	Fox Corp. (FOX US), Class B	241,620	12,356,447
	Fox Corp. (FOXA US), Class A	282,235	15,737,424
*	Frontier Communications Parent, Inc.	192,646	7,077,814
*	fuboTV, Inc.	551,604	2,195,384
*	Gaia, Inc.	6,230	26,166
*	Gambling.com Group Ltd.	15,145	160,083
*	Gannett Co., Inc.	145,699	555,113
*	GCI Liberty, Inc. (GLBKV US), Class C	21,734	722,656
*	GCI Liberty, Inc. (GLIBA US), Class A	3,103	102,523
	GDEV, Inc.	329	4,803
*	Gogo, Inc.	30,782	488,203
	Gray Media, Inc.	30,907	139,391
	Gray Media, Inc., Class A	3,160	33,654
*	Harte Hanks, Inc.	3,652	12,453
	IDT Corp., Class B	153,217	9,026,013
#*	IMAX Corp.	67,700	1,745,983
*	Integral Ad Science Holding Corp.	203,779	1,670,988
	Interpublic Group of Cos., Inc.	686,983	16,899,782
#	Iridium Communications, Inc.	205,255	5,020,537
*	IZEA Worldwide, Inc.	3,176	11,846
	John Wiley & Sons, Inc. (WLY US), Class A	54,628	2,108,641
*	Liberty Broadband Corp. (LBRDA US), Class A	15,516	948,493
*	Liberty Broadband Corp. (LBRDK US), Class C	108,671	6,663,706
*	Liberty Global Ltd. (LBTYA US), Class A	181,244	1,816,065

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Global Ltd. (LBTYK US), Class C	158,100	$1,617,363
*	Liberty Latin America Ltd. (LILA US), Class A	176,997	1,247,829
*	Liberty Latin America Ltd. (LILAK US), Class C	67,208	479,865
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	3,758	338,671
#*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	189,609	19,027,263
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	25,309	2,070,276
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	69,306	5,837,644
*	Lionsgate Studios Corp.	440,433	2,607,363
#*	Live Nation Entertainment, Inc.	129,375	19,108,687
*	Lumen Technologies, Inc.	799,317	3,556,961
*	Madison Square Garden Entertainment Corp.	49,356	1,865,163
*	Madison Square Garden Sports Corp.	15,601	3,152,962
#*	Magnite, Inc.	362,636	8,344,254
*	Marchex, Inc., Class B	5,061	9,818
	Marcus Corp.	49,901	816,879
	Match Group, Inc.	201,059	6,890,292
*	MediaAlpha, Inc., Class A	7,237	72,515
	Meta Platforms, Inc., Class A	1,230,009	951,338,161
*	Motorsport Games, Inc., Class A	2,155	6,573
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	National CineMedia, Inc.	2,681	$12,896
*	Netflix, Inc.	78,503	91,016,378
	New York Times Co., Class A	244,766	12,700,908
#	News Corp. (NWS US), Class B	260,357	8,701,131
	News Corp. (NWSA US), Class A	331,342	9,714,947
#	Nexstar Media Group, Inc.	85,635	16,023,165
#	Omnicom Group, Inc.	235,693	16,981,681
	Paramount Global (PARA US), Class B	160,273	2,014,632
#	Paramount Global (PARAA US), Class A	17,062	325,714
*	Pinterest, Inc., Class A	369,537	14,264,128
*	PubMatic, Inc., Class A	51,512	618,659
*	QuinStreet, Inc.	57,949	950,943
*	Reddit, Inc., Class A	80,533	12,932,794
*	Reservoir Media, Inc.	17,174	136,362
*	ROBLOX Corp., Class A	44,101	6,076,677
*	Roku, Inc.	88,837	8,364,892
	Saga Communications, Inc., Class A	13,087	164,896
#	Scholastic Corp.	28,978	714,887
	Shenandoah Telecommunications Co.	76,389	1,121,391
#	Shutterstock, Inc.	60,529	1,159,736
#	Sinclair, Inc.	82,895	1,198,662
*	Skillz, Inc.	3,863	26,771
#*	Snap, Inc., Class A	296,782	2,798,654
#*	Sphere Entertainment Co.	56,310	2,424,146
	Spok Holdings, Inc.	39,599	726,246
*	Spotify Technology SA	15,222	9,537,192
#*	Stagwell, Inc.	94,802	543,215
*	Starz Entertainment Corp.	29,360	427,188
#	Sunrise Communications AG, ADR, Class A	34,341	1,822,133

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Take-Two Interactive Software, Inc.	39,144	$8,718,543
*	Teads Holding Co.	6,346	16,055
*	TechTarget, Inc.	59,229	428,818
	TEGNA, Inc.	290,924	4,858,431
	Telephone & Data Systems, Inc.	171,552	6,697,390
*	Thryv Holdings, Inc.	42,953	565,261
	TKO Group Holdings, Inc.	64,527	10,841,181
	T-Mobile U.S., Inc.	313,468	74,733,906
	Townsquare Media, Inc., Class A	15,039	103,619
#*	Trade Desk, Inc., Class A	45,555	3,961,463
*	Travelzoo	35,466	354,305
#*	TripAdvisor, Inc.	118,791	2,077,655
*	TrueCar, Inc.	102,248	187,114
#*	U.S. Cellular Corp.	66,939	4,881,861
	Verizon Communications, Inc.	2,145,202	91,728,838
*	Vimeo, Inc.	246,279	933,397
	Walt Disney Co.	653,483	77,836,360
*	Warner Bros Discovery, Inc.	1,421,448	18,720,470
	Warner Music Group Corp., Class A	48,785	1,427,449
*	WideOpenWest, Inc.	65,912	222,123
*	Yelp, Inc.	64,540	2,222,112
*	Zedge, Inc., Class B	8,399	33,764
#*	Ziff Davis, Inc.	78,161	2,432,370
*	ZoomInfo Technologies, Inc.	262,034	2,837,828
TOTAL COMMUNICATION SERVICES			3,001,434,106
CONSUMER DISCRETIONARY — (9.3%)
#*	1-800-Flowers.com, Inc., Class A	57,442	339,482
*	1stdibs.com, Inc.	8,519	23,512
*	Abercrombie & Fitch Co., Class A	116,159	11,153,587
#	Academy Sports & Outdoors, Inc.	82,827	4,206,783
#	Acushnet Holdings Corp.	167,733	13,354,901
*	Adient PLC	98,940	2,121,274
	ADT, Inc.	953,294	7,960,005
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Adtalem Global Education, Inc.	100,289	$11,460,024
#	Advance Auto Parts, Inc.	20,601	1,093,295
*	Airbnb, Inc., Class A	60,195	7,970,420
	A-Mark Precious Metals, Inc.	33,614	715,306
*	Amazon.com, Inc.	2,925,988	685,003,051
	AMCON Distributing Co.	1,168	128,468
#*	American Axle & Manufacturing Holdings, Inc.	138,632	616,912
	American Eagle Outfitters, Inc.	203,152	2,194,042
*	American Outdoor Brands, Inc.	29,110	273,925
*	American Public Education, Inc.	32,653	963,917
#*	America's Car-Mart, Inc.	15,306	689,382
*	Aptiv PLC	221,983	15,236,913
	Aramark	369,099	15,708,853
#*	Arhaus, Inc.	74,942	656,492
*	Ark Restaurants Corp.	7,366	63,348
	Arko Corp.	121,831	508,035
*	Asbury Automotive Group, Inc.	35,585	7,904,140
	Autoliv, Inc.	152,504	17,011,821
*	AutoNation, Inc.	105,335	20,291,734
*	AutoZone, Inc.	4,742	17,869,658
	Bassett Furniture Industries, Inc.	18,048	285,519
	Bath & Body Works, Inc.	125,058	3,621,680
*	Beazer Homes USA, Inc.	54,852	1,289,022
	Best Buy Co., Inc.	380,018	24,723,971
*	Biglari Holdings, Inc. (BH US), Class B	3,496	1,077,887
*	Biglari Holdings, Inc. (BH/A US), Class A	308	457,688
*	Birkenstock Holding PLC	81,239	4,069,262
*	BJ's Restaurants, Inc.	40,972	1,451,638
	Bloomin' Brands, Inc.	80,126	729,948
	Booking Holdings, Inc.	9,330	51,352,880
*	Boot Barn Holdings, Inc.	46,148	7,932,841
	BorgWarner, Inc.	281,963	10,376,238

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Boyd Gaming Corp.	77,977	$6,620,247
*	Bright Horizons Family Solutions, Inc.	79,480	8,989,188
	Brightstar Lottery PLC	98,836	1,466,726
*	Brinker International, Inc.	73,032	11,509,843
#	Brunswick Corp.	81,774	4,766,606
	Buckle, Inc.	92,598	4,571,563
#	Build-A-Bear Workshop, Inc.	29,799	1,511,107
#*	Burlington Stores, Inc.	58,409	15,943,321
*	Caesars Entertainment, Inc.	16,788	447,904
#	Caleres, Inc.	42,661	585,736
	Camping World Holdings, Inc., Class A	61,397	849,735
*	CarMax, Inc.	207,851	11,766,445
*	Carnival Corp.	998,742	29,732,549
	Carriage Services, Inc.	40,374	1,813,600
	Carter's, Inc.	55,723	1,350,726
*	Carvana Co.	50,254	19,607,603
#*	Cava Group, Inc.	22,821	2,008,476
*	Cavco Industries, Inc.	12,787	5,161,728
	Century Communities, Inc.	62,604	3,523,979
*	Champion Homes, Inc.	93,765	5,710,289
#	Cheesecake Factory, Inc.	113,900	7,279,349
#*	Chewy, Inc., Class A	117,319	4,305,607
#*	Chipotle Mexican Grill, Inc.	581,865	24,950,371
#	Choice Hotels International, Inc.	75,521	9,644,787
	Churchill Downs, Inc.	84,973	9,095,510
*	Citi Trends, Inc.	12,494	381,317
#	Columbia Sportswear Co.	132,603	7,501,352
*	ContextLogic, Inc., Class A	7,343	54,999
*	Cooper-Standard Holdings, Inc.	6,651	160,289
*	Coupang, Inc.	425,489	12,522,141
*	Coursera, Inc.	149,556	1,890,388
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Cracker Barrel Old Country Store, Inc.	41,494	$2,572,628
	Cricut, Inc., Class A	9,144	44,806
#*	Crocs, Inc.	67,167	6,698,565
	Crown Crafts, Inc.	3,959	11,046
*	Culp, Inc.	17,123	72,773
	Dana, Inc.	245,077	3,901,626
	Darden Restaurants, Inc.	148,609	29,969,977
#*	Dave & Buster's Entertainment, Inc.	41,532	1,214,396
*	Deckers Outdoor Corp.	116,360	12,353,941
#	Designer Brands, Inc., Class A	47,506	133,967
	Dick's Sporting Goods, Inc.	114,739	24,268,446
#	Dillard's, Inc., Class A	19,364	9,041,633
	Dine Brands Global, Inc.	2,105	47,594
	Domino's Pizza, Inc.	19,533	9,047,881
*	DoorDash, Inc., Class A	95,377	23,868,094
*	Dorman Products, Inc.	46,023	5,551,294
	DR Horton, Inc.	172,270	24,607,047
*	DraftKings, Inc., Class A	153,846	6,929,224
#*	Dream Finders Homes, Inc., Class A	19,456	492,626
*	Duolingo, Inc.	16,346	5,664,706
*	Dutch Bros, Inc., Class A	48,913	2,899,074
	eBay, Inc.	569,716	52,271,443
*	El Pollo Loco Holdings, Inc.	58,397	601,489
	Escalade, Inc.	37,461	460,396
	Ethan Allen Interiors, Inc.	45,965	1,368,378
*	Etsy, Inc.	77,161	4,496,172
	Expedia Group, Inc.	89,777	16,179,611
*	Figs, Inc., Class A	273,491	1,777,692
#*	First Watch Restaurant Group, Inc.	52,859	913,932
*	Five Below, Inc.	87,336	11,923,111
	Flanigan's Enterprises, Inc.	2,891	92,512
	Flexsteel Industries, Inc.	16,740	569,327

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Floor & Decor Holdings, Inc., Class A	109,958	$8,427,181
*	Flutter Entertainment PLC	61,771	18,670,903
*	Foot Locker, Inc.	112,096	2,806,884
	Ford Motor Co.	2,803,426	31,033,926
*	Fox Factory Holding Corp.	75,503	2,293,026
*	Frontdoor, Inc.	108,748	6,361,758
#*	Full House Resorts, Inc.	23,954	109,709
*	Funko, Inc., Class A	72,610	278,822
#*	GameStop Corp., Class A	4,379	98,309
	Gap, Inc.	478,751	9,316,494
	Garmin Ltd.	160,683	35,151,013
	Garrett Motion, Inc.	154,984	2,020,991
	General Motors Co.	1,015,788	54,182,132
*	Genesco, Inc.	17,074	410,800
	Gentex Corp.	446,355	11,792,699
*	Gentherm, Inc.	46,595	1,492,904
	Genuine Parts Co.	178,648	23,024,154
*	G-III Apparel Group Ltd.	116,499	2,749,376
*	Global Business Travel Group I	4,838	31,108
	Graham Holdings Co., Class B	7,504	7,160,167
*	Grand Canyon Education, Inc.	52,567	8,864,373
*	Green Brick Partners, Inc.	24,451	1,514,495
	Group 1 Automotive, Inc.	23,413	9,649,668
	Guess?, Inc.	60,784	790,192
	H&R Block, Inc.	159,291	8,655,873
	Hamilton Beach Brands Holding Co., Class A	17,801	277,162
*	Hanesbrands, Inc.	445,086	1,820,402
#	Harley-Davidson, Inc.	145,663	3,543,981
	Hasbro, Inc.	179,826	13,515,722
	Haverty Furniture Cos., Inc. (HVT US)	17,885	368,968
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	2,523	52,150
#*	Helen of Troy Ltd.	32,388	711,888
#*	Hilton Grand Vacations, Inc.	111,723	5,007,425
	Hilton Worldwide Holdings, Inc.	86,401	23,162,380
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Home Depot, Inc.	537,332	$197,474,883
	Hooker Furnishings Corp.	21,195	200,293
*	Hovnanian Enterprises, Inc., Class A	300	35,841
#	Hyatt Hotels Corp., Class A	43,346	6,110,486
#	Installed Building Products, Inc.	49,986	10,111,668
	J Jill, Inc.	3,140	49,235
#	Jack in the Box, Inc.	8	158
	JAKKS Pacific, Inc.	6,158	109,058
	Jerash Holdings U.S., Inc.	3,471	11,697
	Johnson Outdoors, Inc., Class A	21,439	711,775
	KB Home	157,600	8,708,976
#	Kohl's Corp.	119,716	1,297,721
	Kontoor Brands, Inc.	75,714	4,214,241
*	Koss Corp.	2,964	15,650
#	Krispy Kreme, Inc.	66,243	239,800
#*	Kura Sushi USA, Inc., Class A	4,648	407,816
	Lakeland Industries, Inc.	25,578	355,790
#*	Lands' End, Inc.	43,011	504,519
	Las Vegas Sands Corp.	137,235	7,191,114
*	Latham Group, Inc.	9,398	63,718
*	Laureate Education, Inc.	172,370	3,895,562
*††	Lazare Kaplan International, Inc.	3,667	0
	La-Z-Boy, Inc.	95,020	3,417,869
#	LCI Industries	45,682	4,339,790
	Lear Corp.	75,971	7,163,306
*	Legacy Housing Corp.	9,372	209,745
	Leggett & Platt, Inc.	43,118	411,777
#	Lennar Corp. (LEN US), Class A	264,168	29,634,366
#	Lennar Corp. (LENB US), Class B	24,263	2,600,508
	Levi Strauss & Co., Class A	102,628	2,020,745
*	LGI Homes, Inc.	46,257	2,464,110
*	Life Time Group Holdings, Inc.	222,314	6,384,858
#	Lifetime Brands, Inc.	42,821	188,412
#*	Light & Wonder, Inc.	120,879	11,643,065

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lincoln Educational Services Corp.	57,350	$1,311,595
*	Lindblad Expeditions Holdings, Inc.	11,010	131,570
	Lithia Motors, Inc.	47,496	13,678,848
#	LKQ Corp.	331,277	9,762,733
*	Lovesac Co.	23,575	424,586
	Lowe's Cos., Inc.	85,813	19,185,212
#*	Lucid Group, Inc.	2,014,230	4,955,006
*	Lululemon Athletica, Inc.	101,730	20,399,917
*	M/I Homes, Inc.	28,770	3,457,866
	Macy's, Inc.	318,480	4,022,402
#*	Malibu Boats, Inc., Class A	48,636	1,620,065
	Marine Products Corp.	34,135	293,220
*	MarineMax, Inc.	28,092	637,127
	Marriott International, Inc., Class A	52,937	13,966,369
#	Marriott Vacations Worldwide Corp.	49,356	3,675,541
*	MasterCraft Boat Holdings, Inc.	24,198	467,989
*	Mattel, Inc.	409,909	6,972,552
	Matthews International Corp., Class A	3,206	75,309
	McDonald's Corp.	153,898	46,180,173
	Meritage Homes Corp.	130,018	8,755,412
*	MGM Resorts International	257,788	9,396,373
#*	Mister Car Wash, Inc.	106,040	612,381
*	Mobileye Global, Inc., Class A	54,929	782,189
#*	Modine Manufacturing Co.	97,399	13,106,009
*	Mohawk Industries, Inc.	79,020	9,048,580
	Monarch Casino & Resort, Inc.	6,743	694,259
#	Monro, Inc.	39,545	557,387
*	Motorcar Parts of America, Inc.	39,391	408,485
	Movado Group, Inc.	22,091	342,631
	Murphy USA, Inc.	29,808	10,804,804
	Nathan's Famous, Inc.	7,929	753,255
*	National Vision Holdings, Inc.	28,519	691,871
	Newell Brands, Inc.	424,562	2,381,793
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	NIKE, Inc., Class B	377,528	$28,197,566
*	Norwegian Cruise Line Holdings Ltd.	583,336	14,910,068
*	NVR, Inc.	3,752	28,325,687
*	ODP Corp.	40,942	730,405
*	Ollie's Bargain Outlet Holdings, Inc.	112,120	15,318,956
	OneSpaWorld Holdings Ltd.	154,908	3,426,565
#*	OneWater Marine, Inc., Class A	17,737	272,086
*	O'Reilly Automotive, Inc.	128,944	12,677,774
#	Oxford Industries, Inc.	18,801	717,822
#	Papa John's International, Inc.	44,007	1,866,337
#	Patrick Industries, Inc.	71,774	6,979,304
#*	Penn Entertainment, Inc.	100,413	1,813,459
#	Penske Automotive Group, Inc.	162,668	27,232,250
	Perdoceo Education Corp.	174,842	5,031,953
#*	Petco Health & Wellness Co., Inc.	174,718	525,901
*	PetMed Express, Inc.	4,547	14,187
	Phinia, Inc.	72,049	3,652,884
*	Planet Fitness, Inc., Class A	114,412	12,492,646
#	Polaris, Inc.	65,888	3,486,134
#	Pool Corp.	42,966	13,239,543
#*	Portillo's, Inc., Class A	76,744	764,370
*	Potbelly Corp.	1,410	16,962
	PulteGroup, Inc.	266,045	30,041,801
*	Pursuit Attractions & Hospitality, Inc.	35,330	1,068,379
#	PVH Corp.	62,141	4,562,392
#*	QuantumScape Corp.	435,370	3,744,182
	Ralph Lauren Corp.	58,151	17,372,611
*	Rave Restaurant Group, Inc.	478	1,439
	RCI Hospitality Holdings, Inc.	15,909	570,020
	Red Rock Resorts, Inc., Class A	105,513	6,473,223
#*	Revolve Group, Inc.	73,095	1,516,721
*	RH	30,257	6,221,444

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Rivian Automotive, Inc., Class A	937,896	$12,070,722
	Rocky Brands, Inc.	14,995	392,269
	Ross Stores, Inc.	289,412	39,516,315
#	Royal Caribbean Cruises Ltd.	200,378	63,694,155
*	Rush Street Interactive, Inc.	24,960	503,194
*	Sabre Corp.	110,693	335,400
#*	Sally Beauty Holdings, Inc.	124,952	1,217,033
*	Savers Value Village, Inc.	10,839	112,834
	Service Corp. International	282,522	21,559,254
*	Shake Shack, Inc., Class A	28,525	3,432,699
#*	SharkNinja, Inc.	84,497	9,810,102
#	Shoe Carnival, Inc.	49,480	1,012,361
#	Signet Jewelers Ltd.	131,114	10,371,117
*	Skechers USA, Inc., Class A	234,643	14,841,170
#*	Sleep Number Corp.	38,743	283,986
#	Smith & Wesson Brands, Inc.	74,284	590,558
*	Soho House & Co., Inc.	5,424	34,442
#	Somnigroup International, Inc.	317,043	22,947,572
	Sonic Automotive, Inc., Class A	50,080	3,623,288
*	Sonos, Inc.	81,909	885,436
	Standard Motor Products, Inc.	39,787	1,207,933
	Starbucks Corp.	218,009	19,437,682
#	Steven Madden Ltd.	115,876	2,781,603
*	Stitch Fix, Inc., Class A	120,199	568,541
*	Stoneridge, Inc.	44,097	339,547
	Strategic Education, Inc.	63,278	4,691,747
*	Strattec Security Corp.	6,666	423,024
#*	Stride, Inc.	134,616	17,261,810
	Sturm Ruger & Co., Inc.	15,185	518,720
	Superior Group of Cos., Inc.	44,530	429,715
#*	Sweetgreen, Inc., Class A	111,889	1,441,130
*	Sypris Solutions, Inc.	1,331	2,502
	Tandy Leather Factory, Inc.	825	2,904
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tapestry, Inc.	323,864	$34,987,028
*	Target Hospitality Corp.	8,237	62,519
*	Taylor Morrison Home Corp.	276,729	16,404,495
*	Tesla, Inc.	278,447	85,836,857
	Texas Roadhouse, Inc.	88,442	16,373,267
#	Thor Industries, Inc.	65,103	5,923,722
*	Tile Shop Holdings, Inc.	94,249	594,711
#*	Tilly's, Inc., Class A	51,953	92,996
	TJX Cos., Inc.	606,201	75,490,211
	Toll Brothers, Inc.	196,569	23,265,907
#*	TopBuild Corp.	68,601	25,411,868
#	Tractor Supply Co.	477,200	27,176,540
	Travel & Leisure Co.	74,134	4,392,440
*	Tri Pointe Homes, Inc.	164,270	5,059,516
*	Ulta Beauty, Inc.	55,091	28,372,416
#*	Under Armour, Inc. (UA US), Class C	318,034	2,003,614
*	Under Armour, Inc. (UAA US), Class A	221,270	1,469,233
*	Unifi, Inc.	23,073	104,751
#*	United Parks & Resorts, Inc.	94,870	4,490,197
*	Universal Electronics, Inc.	1,852	11,242
*	Universal Technical Institute, Inc.	86,008	2,771,178
	Upbound Group, Inc.	98,356	2,029,576
*	Urban Outfitters, Inc.	244,921	18,437,653
#	Vail Resorts, Inc.	51,841	7,789,629
#*	Valvoline, Inc.	228,066	8,039,327
*	Vera Bradley, Inc.	44,423	85,736
#	VF Corp.	218,822	2,564,594
*	Victoria's Secret & Co.	136,643	2,568,888
*	Visteon Corp.	55,214	6,137,036
*	Warby Parker, Inc., Class A	177,922	4,261,232
#*	Wayfair, Inc., Class A	17,399	1,142,070
	Wendy's Co.	449,620	4,428,757
	Weyco Group, Inc.	21,135	614,606
#	Whirlpool Corp.	54,663	4,539,216
	Williams-Sonoma, Inc.	199,348	37,288,043
#	Wingstop, Inc.	21,362	8,060,737
	Winmark Corp.	3,000	1,132,260

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Winnebago Industries, Inc.	51,920	$1,543,062
#	Wolverine World Wide, Inc.	52,666	1,189,198
	Wyndham Hotels & Resorts, Inc.	107,800	9,270,800
	Wynn Resorts Ltd.	30,474	3,322,580
*Ω	XPEL, Inc.	8,353	273,060
*	YETI Holdings, Inc.	96,844	3,558,049
	Yum! Brands, Inc.	108,530	15,644,600
*	Zumiez, Inc.	24,503	335,936
TOTAL CONSUMER DISCRETIONARY			3,259,903,027
CONSUMER STAPLES — (5.3%)
	Albertsons Cos., Inc., Class A	449,059	8,630,914
	Alico, Inc.	17,042	550,116
	Altria Group, Inc.	377,456	23,379,625
	Andersons, Inc.	61,883	2,222,837
	Archer-Daniels-Midland Co.	210,081	11,382,189
	B&G Foods, Inc.	65,915	270,251
*	BellRing Brands, Inc.	139,061	7,589,949
*	BJ's Wholesale Club Holdings, Inc.	239,975	25,413,352
*	Boston Beer Co., Inc. , Class A	14,839	3,072,860
*	Bridgford Foods Corp.	11,491	87,447
#	Brown-Forman Corp. (BF/A US), Class A	54,390	1,557,730
#	Brown-Forman Corp. (BFB US), Class B	231,870	6,689,449
	Bunge Global SA	234,960	18,740,410
	Calavo Growers, Inc.	31,186	820,192
#	Cal-Maine Foods, Inc.	90,674	10,077,508
#	Campbell's Co.	382,586	12,212,145
	Casey's General Stores, Inc.	48,518	25,235,667
*	Celsius Holdings, Inc.	30,351	1,376,114
#*	Central Garden & Pet Co. (CENT US)	36,639	1,429,654
*	Central Garden & Pet Co. (CENTA US), Class A	136,866	4,861,480
#*	Chefs' Warehouse, Inc.	61,367	4,207,322
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Church & Dwight Co., Inc.	215,963	$20,250,851
	Clorox Co.	96,077	12,063,428
	Coca-Cola Co.	2,176,890	147,789,062
	Coca-Cola Consolidated, Inc.	133,090	14,872,807
*	Coffee Holding Co., Inc.	3,583	14,726
	Colgate-Palmolive Co.	251,235	21,066,055
	Conagra Brands, Inc.	536,989	9,805,419
	Constellation Brands, Inc., Class A	100,405	16,771,651
	Costco Wholesale Corp.	105,983	99,585,866
*	Coty, Inc., Class A	343,373	1,665,359
*	Darling Ingredients, Inc.	257,402	8,334,677
	Dole PLC	45,770	651,765
	Dollar General Corp.	169,894	17,821,881
*	Dollar Tree, Inc.	214,140	24,315,597
	Edgewell Personal Care Co.	59,673	1,505,550
*	elf Beauty, Inc.	18,731	2,270,010
#	Energizer Holdings, Inc.	50,278	1,132,261
	Estee Lauder Cos., Inc., Class A	44,234	4,128,802
*	FitLife Brands, Inc.	600	7,500
	Flowers Foods, Inc.	265,739	4,211,963
	Fresh Del Monte Produce, Inc.	88,961	3,344,044
*»	Fresh Market, Inc.	18,803	0
*	Freshpet, Inc.	47,808	3,266,243
	General Mills, Inc.	313,240	15,342,495
*	Herbalife Ltd.	84,000	772,800
#	Hershey Co.	140,242	26,103,243
*	HF Foods Group, Inc.	9,203	24,940
*	Honest Co., Inc.	144,289	665,172
	Hormel Foods Corp.	432,386	12,145,723
	Ingles Markets, Inc., Class A	34,738	2,186,062
	Ingredion, Inc.	126,659	16,660,725
#	Interparfums, Inc.	48,456	5,843,794
	J&J Snack Foods Corp.	35,216	3,975,534
	J.M. Smucker Co.	96,558	10,364,536
	John B Sanfilippo & Son, Inc.	12,205	772,699
	Kenvue, Inc.	1,694,718	36,334,754

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Keurig Dr. Pepper, Inc.	570,986	$18,642,693
	Kimberly-Clark Corp.	188,468	23,486,882
#	Kraft Heinz Co.	577,245	15,851,148
	Kroger Co.	1,280,416	89,757,162
*	Laird Superfood, Inc.	4,842	33,652
	Lamb Weston Holdings, Inc.	107,112	6,112,882
#	Lifevantage Corp.	21,105	264,868
*	Lifeway Foods, Inc.	25,136	633,930
	Limoneira Co.	25,559	375,206
*	Mama's Creations, Inc.	9,034	74,621
*	Mannatech, Inc.	867	7,109
*	Maplebear, Inc.	70,505	3,382,125
	Marzetti Co.	41,585	7,392,150
	McCormick & Co., Inc. (MKC US)	224,329	15,844,357
	McCormick & Co., Inc. (MKC/V US)	6,660	471,128
*	Medifast, Inc.	18,745	258,119
	MGP Ingredients, Inc.	32,848	928,941
*	Mission Produce, Inc.	73,192	903,189
#	Molson Coors Beverage Co., Class B	183,777	8,953,615
	Mondelez International, Inc., Class A	545,190	35,268,341
*	Monster Beverage Corp.	614,424	36,097,410
#*	National Beverage Corp.	126,226	5,783,675
*	Natural Alternatives International, Inc.	16,603	60,601
	Natural Grocers by Vitamin Cottage, Inc.	60,510	2,292,724
	Natural Health Trends Corp.	2,025	9,437
*	Nature's Sunshine Products, Inc.	53,859	754,565
	Oil-Dri Corp. of America	26,740	1,508,136
	PepsiCo, Inc.	945,091	130,346,951
*	Performance Food Group Co.	142,830	14,340,132
	Philip Morris International, Inc.	291,355	47,796,788
#	Pilgrim's Pride Corp.	209,064	9,907,543
*	Post Holdings, Inc.	130,338	13,791,064
	PriceSmart, Inc.	51,907	5,580,002
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Primo Brands Corp.	239,463	$6,611,573
	Procter & Gamble Co.	1,402,334	211,009,197
	Reynolds Consumer Products, Inc.	128,104	2,881,059
	Seaboard Corp.	1,031	3,265,363
*	Seneca Foods Corp. (SENEA US), Class A	19,365	2,028,096
*»	Seneca Foods Corp. (SENEB US), Class B	2,299	245,303
#*	Simply Good Foods Co.	206,879	6,301,534
	Spectrum Brands Holdings, Inc.	88,652	4,743,769
*	Sprouts Farmers Market, Inc.	221,512	33,567,928
	Sysco Corp.	339,337	27,011,225
	Target Corp.	430,413	43,256,506
#	Tootsie Roll Industries, Inc.	75,654	2,869,556
*	TreeHouse Foods, Inc.	62,448	1,200,251
	Turning Point Brands, Inc.	35,127	2,913,433
	Tyson Foods, Inc., Class A	265,567	13,889,154
*	U.S. Foods Holding Corp.	443,636	36,968,188
*	United Natural Foods, Inc.	149,006	4,118,526
	United-Guardian, Inc.	4,655	37,007
	Universal Corp.	48,926	2,664,999
*	USANA Health Sciences, Inc.	34,501	1,013,984
	Utz Brands, Inc.	83,548	1,088,630
	Village Super Market, Inc., Class A	24,258	834,475
#*	Vita Coco Co., Inc.	42,329	1,492,521
*	Vital Farms, Inc.	46,385	1,725,522
	Walmart, Inc.	2,286,919	224,072,324
	WD-40 Co.	20,432	4,380,621
#	Weis Markets, Inc.	54,377	3,937,439
*	Willamette Valley Vineyards, Inc.	871	4,216
#	WK Kellogg Co.	85,489	1,970,521
*	Zevia PBC, Class A	7,218	22,376
TOTAL CONSUMER STAPLES			1,858,911,647

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (4.6%)
*	Amplify Energy Corp.	48,704	$185,075
	Antero Midstream Corp.	855,022	15,689,654
*	Antero Resources Corp.	332,581	11,617,054
	APA Corp.	67,736	1,306,627
	Archrock, Inc.	466,521	10,897,931
	Ardmore Shipping Corp.	85,171	926,660
	Aris Water Solutions, Inc., Class A	49,236	1,047,250
	Baker Hughes Co.	670,429	30,202,826
	Berry Corp.	90,571	273,524
*	Bristow Group, Inc.	42,030	1,452,977
#	Cactus, Inc., Class A	78,706	3,330,051
	California Resources Corp.	45,300	2,182,554
#*	Centrus Energy Corp., Class A	16,904	3,641,122
	Cheniere Energy, Inc.	200,577	47,312,103
	Chevron Corp.	1,445,335	219,170,599
*	Clean Energy Fuels Corp.	295,502	599,869
#*	CNX Resources Corp.	401,459	12,168,222
#*	Comstock Resources, Inc.	271,580	4,853,135
	ConocoPhillips	1,303,709	124,295,616
	Core Laboratories, Inc.	27,162	297,152
	Core Natural Resources, Inc.	27,670	2,042,323
	Coterra Energy, Inc.	913,001	22,268,094
	Crescent Energy Co., Class A	182,618	1,687,390
#	CVR Energy, Inc.	63,673	1,705,163
	Delek U.S. Holdings, Inc.	21,358	477,778
	Devon Energy Corp.	823,997	27,373,180
	DHT Holdings, Inc.	495,445	5,494,485
	Diamondback Energy, Inc.	176,662	26,262,573
*	DMC Global, Inc.	26,142	211,489
#	Dorian LPG Ltd.	75,936	2,186,197
*	DT Midstream, Inc.	171,867	17,655,897
	Energy Services of America Corp.	19,547	213,649
	EOG Resources, Inc.	391,508	46,988,790
	Epsilon Energy Ltd.	67,458	421,613
		Shares	Value†
ENERGY — (Continued)
	EQT Corp.	458,430	$24,640,613
	Evolution Petroleum Corp.	53,770	259,709
	Excelerate Energy, Inc., Class A	11,991	307,689
	Expand Energy Corp.	387,920	40,646,258
*	Expro Group Holdings NV	138,796	1,496,221
	Exxon Mobil Corp.	3,049,952	340,496,641
*	Forum Energy Technologies, Inc.	380	7,490
	FutureFuel Corp.	66,379	268,835
*	Geospace Technologies Corp.	35,517	575,731
	Granite Ridge Resources, Inc.	18,515	96,093
*	Green Plains, Inc.	49,291	407,637
*	Gulf Island Fabrication, Inc.	15,569	104,624
*	Gulfport Energy Corp.	29,622	5,158,079
	Halliburton Co.	950,927	21,300,765
*	Helix Energy Solutions Group, Inc.	242,027	1,435,220
#	Helmerich & Payne, Inc.	119,013	1,929,201
	HF Sinclair Corp.	337,290	14,820,523
*	Innovex International, Inc.	9,692	159,143
#	International Seaways, Inc.	67,341	2,686,906
	Kinder Morgan, Inc.	1,004,939	28,198,588
#	Kinetik Holdings, Inc.	30,453	1,321,051
	Kodiak Gas Services, Inc.	53,227	1,720,829
	Liberty Energy, Inc.	193,697	2,390,221
#	Magnolia Oil & Gas Corp., Class A	224,558	5,348,972
*	Mammoth Energy Services, Inc.	14,869	38,659
	Marathon Petroleum Corp.	188,159	32,022,780
	Matador Resources Co.	298,453	14,886,836
#	Murphy Oil Corp.	170,681	4,234,596
*	Nabors Industries Ltd.	2,059	71,612
	NACCO Industries, Inc., Class A	13,732	520,717
*	Natural Gas Services Group, Inc.	40,757	981,836

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	NCS Multistage Holdings, Inc.	1,376	$41,899
#	Noble Corp. PLC	63,744	1,708,977
#	Nordic American Tankers Ltd.	335,175	935,138
#	Northern Oil & Gas, Inc.	122,822	3,458,668
	NOV, Inc.	233,406	2,936,248
#	Occidental Petroleum Corp.	830,089	36,474,111
*	Oceaneering International, Inc.	129,453	2,809,130
*	Oil States International, Inc.	107,882	538,331
	ONEOK, Inc.	570,453	46,839,896
	Ovintiv, Inc.	225,712	9,294,820
*	Par Pacific Holdings, Inc.	66,104	2,074,344
	PBF Energy, Inc., Class A	138,522	3,130,597
#	Peabody Energy Corp.	143,527	2,317,961
#	Permian Resources Corp.	832,559	11,789,035
	Phillips 66	262,444	32,432,830
*	PrimeEnergy Resources Corp.	2,513	423,616
*	ProPetro Holding Corp.	130,183	697,781
	Range Resources Corp.	528,144	19,393,448
	Ranger Energy Services, Inc., Class A	28,964	387,828
*	REX American Resources Corp.	37,959	1,984,497
	Riley Exploration Permian, Inc.	1,097	28,785
#	RPC, Inc.	275,741	1,282,196
	SandRidge Energy, Inc.	53,216	552,914
	Schlumberger NV	1,078,756	36,461,953
	Scorpio Tankers, Inc.	127,597	5,768,660
*	SEACOR Marine Holdings, Inc.	31,068	155,340
#*	Seadrill Ltd.	43,413	1,265,923
	Select Water Solutions, Inc.	188,037	1,810,796
#	SFL Corp. Ltd.	184,396	1,692,755
	Sitio Royalties Corp., Class A	59,267	1,076,881
#	SM Energy Co.	134,792	3,718,911
#	Solaris Energy Infrastructure, Inc.	67,099	2,192,124
		Shares	Value†
ENERGY — (Continued)
*	Stabilis Solutions, Inc.	3,403	$15,654
*	Talos Energy, Inc.	334,800	2,862,540
	Targa Resources Corp.	213,248	35,486,600
	TechnipFMC PLC	594,664	21,627,930
#	Teekay Corp. Ltd.	195,367	1,406,642
	Teekay Tankers Ltd., Class A	55,127	2,334,628
*	TETRA Technologies, Inc.	62,984	258,234
#	Texas Pacific Land Corp.	16,813	16,277,170
#*	Tidewater, Inc.	92,901	4,645,979
*	TOP Ships, Inc.	1,424	8,216
#*	Transocean Ltd.	501,014	1,462,961
#*	Uranium Energy Corp.	342,796	2,972,041
	VAALCO Energy, Inc.	11,059	41,139
#*	Valaris Ltd.	84,014	4,085,601
	Valero Energy Corp.	347,323	47,690,921
#	Vitesse Energy, Inc.	59,374	1,420,820
	Weatherford International PLC	87,107	4,925,901
	Williams Cos., Inc.	674,140	40,414,693
	World Kinect Corp.	116,491	3,176,710
TOTAL ENERGY			1,621,763,470
FINANCIALS — (17.0%)
	1st Source Corp.	65,072	3,892,607
#*	Acacia Research Corp.	134,535	476,254
	Acadian Asset Management, Inc.	96,067	4,014,640
#	ACNB Corp.	15,047	633,479
	Affiliated Managers Group, Inc.	50,548	10,608,509
	Affinity Bancshares, Inc.	11,076	210,444
*	Affirm Holdings, Inc.	240,554	16,492,382
	Aflac, Inc.	375,499	37,309,581
	Alerus Financial Corp.	20,205	427,134
	Allstate Corp.	226,588	46,054,011
	Ally Financial, Inc.	593,124	22,449,743
#	Amalgamated Financial Corp.	56,671	1,642,892
*	Ambac Financial Group, Inc.	60,448	507,763
	Amerant Bancorp, Inc.	33,661	649,657

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American Coastal Insurance Corp.	6,725	$70,007
	American Express Co.	334,085	99,994,981
	American Financial Group, Inc.	125,882	15,722,662
	American International Group, Inc.	509,460	39,549,380
	Ameriprise Financial, Inc.	98,315	50,945,850
	Ameris Bancorp	168,556	11,520,803
	AMERISAFE, Inc.	28,735	1,286,753
	AmeriServ Financial, Inc.	21,821	61,317
	Ames National Corp.	11,722	211,582
	Aon PLC, Class A	74,596	26,534,543
	Apollo Global Management, Inc.	158,216	22,991,949
	Arch Capital Group Ltd.	327,862	28,215,804
#	ARES Management Corp., Class A	49,832	9,245,331
	Arrow Financial Corp.	25,758	690,314
	Arthur J Gallagher & Co.	54,082	15,535,054
	Artisan Partners Asset Management, Inc., Class A	124,800	5,647,200
	Associated Banc-Corp.	346,284	8,567,066
	Associated Capital Group, Inc., Class A	5,133	190,024
#	Assurant, Inc.	100,829	18,885,272
	Assured Guaranty Ltd.	139,731	11,818,448
	Atlantic American Corp.	17,563	40,219
#	Atlantic Union Bankshares Corp.	233,859	7,413,330
*	Atlanticus Holdings Corp.	31,382	1,557,489
	Auburn National BanCorp, Inc.	6,204	173,464
*	AvidXchange Holdings, Inc.	137,549	1,356,233
	Axis Capital Holdings Ltd.	182,608	17,135,935
*	Axos Financial, Inc.	118,265	10,212,183
#*	Baldwin Insurance Group, Inc.	81,210	2,991,776
		Shares	Value†
FINANCIALS — (Continued)
	Banc of California, Inc.	56,521	$820,685
#	BancFirst Corp.	81,598	10,160,583
#*	Bancorp, Inc.	108,499	6,852,797
	Bank First Corp.	873	103,730
	Bank of America Corp.	3,352,939	158,493,427
	Bank of Hawaii Corp.	66,854	4,136,925
	Bank of Marin Bancorp	29,353	664,845
#	Bank of New York Mellon Corp.	489,032	49,612,296
	Bank of NT Butterfield & Son Ltd.	87,298	3,972,932
	Bank of the James Financial Group, Inc.	8,408	115,190
	Bank OZK	205,326	10,122,572
	Bank7 Corp.	1,366	60,500
	BankFinancial Corp.	43,627	485,132
	BankUnited, Inc.	127,568	4,652,405
	Bankwell Financial Group, Inc.	8,385	334,561
	Banner Corp.	62,593	3,885,460
	Bar Harbor Bankshares	32,509	944,061
	BayCom Corp.	21,758	587,684
	BCB Bancorp, Inc.	21,671	181,170
*	Berkshire Hathaway, Inc., Class B	813,088	383,679,965
	Berkshire Hills Bancorp, Inc.	66,342	1,634,667
	BGC Group, Inc., Class A	571,261	5,295,589
	Blackrock, Inc.	44,018	48,684,348
#	Blackstone, Inc.	115,421	19,963,216
*	Block, Inc.	271,959	21,011,552
*	Blue Foundry Bancorp	39,705	339,478
*	Blue Ridge Bankshares, Inc.	6,136	22,519
	BOK Financial Corp.	116,319	11,809,868
	Bread Financial Holdings, Inc.	103,890	6,368,457
	Bridge Investment Group Holdings, Inc., Class A	6,793	69,560
*	Bridgewater Bancshares, Inc.	44,336	689,868
*	Brighthouse Financial, Inc.	38,169	1,826,387

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Broadway Financial Corp.	61	$500
	Brookline Bancorp, Inc.	161,286	1,664,471
#	Brown & Brown, Inc.	220,000	20,101,400
	Burke & Herbert Financial Services Corp.	14,058	815,223
	Business First Bancshares, Inc.	17,724	420,945
*	BV Financial, Inc.	2,876	44,981
	Byline Bancorp, Inc.	44,655	1,174,426
	C&F Financial Corp.	5,958	380,418
#	Cadence Bank	242,929	8,466,076
*	California BanCorp	5,647	84,649
»	California First Leasing Corp.	779	15,113
	Camden National Corp.	33,780	1,273,844
	Capital Bancorp, Inc.	4,480	141,030
	Capital City Bank Group, Inc.	42,603	1,686,653
	Capital One Financial Corp.	343,022	73,749,730
	Capitol Federal Financial, Inc.	166,985	1,005,250
#	Carlyle Group, Inc.	239,200	14,509,872
*	Carter Bankshares, Inc.	29,537	513,353
	Cass Information Systems, Inc.	27,187	1,087,752
	Cathay General Bancorp	152,497	6,895,914
	CB Financial Services, Inc.	747	23,646
	Cboe Global Markets, Inc.	86,441	20,835,739
	Central Pacific Financial Corp.	59,845	1,595,468
	CF Bankshares, Inc.	7,043	166,215
	Charles Schwab Corp.	678,772	66,336,388
	Chemung Financial Corp.	9,469	479,131
	ChoiceOne Financial Services, Inc.	543	15,964
	Chubb Ltd.	178,272	47,427,483
	Cincinnati Financial Corp.	188,614	27,822,451
#	Citigroup, Inc.	941,348	88,204,308
		Shares	Value†
FINANCIALS — (Continued)
	Citizens & Northern Corp.	23,418	$445,410
	Citizens Community Bancorp, Inc.	24,520	361,425
	Citizens Financial Group, Inc.	536,649	25,608,890
	Citizens Financial Services, Inc.	934	50,146
	City Holding Co.	39,028	4,765,319
	Civista Bancshares, Inc.	24,121	469,636
	CME Group, Inc.	111,525	31,035,177
	CNB Financial Corp.	54,779	1,257,178
	CNO Financial Group, Inc.	170,411	6,277,941
#*	Coastal Financial Corp.	35,722	3,436,456
	Cohen & Co., Inc.	1,816	20,984
#	Cohen & Steers, Inc.	98,800	7,267,728
*	Coinbase Global, Inc., Class A	120,391	45,478,904
	Colony Bankcorp, Inc.	22,040	361,236
	Columbia Banking System, Inc.	107,180	2,550,884
*	Columbia Financial, Inc.	112,187	1,614,371
	Comerica, Inc.	168,640	11,395,005
	Commerce Bancshares, Inc.	253,330	15,503,796
	Community Financial System, Inc.	95,665	5,041,545
	Community Trust Bancorp, Inc.	49,175	2,654,466
	Community West Bancshares	27,567	530,665
#	ConnectOne Bancorp, Inc.	99,701	2,296,114
*	Consumer Portfolio Services, Inc.	175,197	1,384,056
	Corebridge Financial, Inc.	513,553	18,261,945
*	Corpay, Inc.	113,759	36,749,845
	Crawford & Co. (CRD/A US), Class A	81,619	781,094
	Crawford & Co. (CRD/B US), Class B	54,625	503,096
#*	Credit Acceptance Corp.	26,793	13,136,072
#	Cullen/Frost Bankers, Inc.	103,752	13,219,042

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Customers Bancorp, Inc.	57,176	$3,644,970
	CVB Financial Corp.	249,437	4,661,978
#*	Dave, Inc.	8,806	2,076,455
	Diamond Hill Investment Group, Inc.	4,937	669,309
#	DigitalBridge Group, Inc.	302,631	3,250,257
	Dime Community Bancshares, Inc.	79,315	2,197,819
	Donegal Group, Inc. (DGICA US), Class A	68,531	1,175,307
	Donegal Group, Inc. (DGICB US), Class B	5,678	88,009
*	Donnelley Financial Solutions, Inc.	57,945	3,068,767
	Eagle Bancorp Montana, Inc.	10,752	173,322
	Eagle Bancorp, Inc.	39,227	631,162
	East West Bancorp, Inc.	182,948	18,340,537
	Eastern Bankshares, Inc.	106,812	1,650,245
*	eHealth, Inc.	6,248	21,243
	Employers Holdings, Inc.	65,933	2,721,714
	Enact Holdings, Inc.	34,538	1,200,541
#*	Encore Capital Group, Inc.	36,606	1,350,029
*	Enova International, Inc.	94,321	9,862,204
	Enterprise Financial Services Corp.	66,852	3,689,562
	Equitable Holdings, Inc.	521,959	26,802,595
	Equity Bancshares, Inc., Class A	34,300	1,288,994
	Erie Indemnity Co., Class A	32,785	11,679,328
#	Esquire Financial Holdings, Inc.	14,731	1,412,408
	Essent Group Ltd.	189,061	10,585,525
*	Euronet Worldwide, Inc.	78,277	7,606,959
	Evercore, Inc., Class A	50,884	15,323,208
	Everest Group Ltd.	43,520	14,614,016
	EVERTEC, Inc.	158,139	5,716,725
#*	EZCORP, Inc., Class A	137,432	1,968,026
	F&G Annuities & Life, Inc.	32,157	1,026,130
		Shares	Value†
FINANCIALS — (Continued)
	FactSet Research Systems, Inc.	40,328	$16,248,151
	Farmers & Merchants Bancorp, Inc.	8,217	197,290
	Farmers National Banc Corp.	49,951	676,337
	FB Financial Corp.	85,503	4,169,126
	Federal Agricultural Mortgage Corp. (AGM US), Class C	19,315	3,327,395
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,460	314,880
#	Federated Hermes, Inc.	223,422	11,075,029
	Fidelis Insurance Holdings Ltd.	17,852	269,744
#	Fidelity D&D Bancorp, Inc.	2,824	114,203
	Fidelity National Financial, Inc.	275,051	15,521,128
#	Fidelity National Information Services, Inc.	325,879	25,878,051
	Fifth Third Bancorp	780,570	32,448,295
*	Finance of America Cos., Inc., Class A	107	2,304
	Financial Institutions, Inc.	29,131	742,549
	Finward Bancorp	1,450	40,208
*	Finwise Bancorp	11,665	208,454
	First American Financial Corp.	223,212	13,403,881
#	First BanCorp	461,860	9,620,544
	First Bancorp, Inc.	23,903	602,595
#	First Bancorp/Southern Pines NC	95,806	4,798,923
	First Bank	38,105	567,764
	First Busey Corp.	186,803	4,169,443
	First Business Financial Services, Inc.	22,154	1,054,973
	First Capital, Inc.	4,002	142,151
	First Citizens BancShares, Inc., Class A	7,782	15,523,222
	First Commonwealth Financial Corp.	248,485	4,102,487
	First Community Bankshares, Inc.	51,375	1,875,187

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Community Corp.	11,112	$275,300
	First Financial Bancorp	253,474	6,144,210
	First Financial Bankshares, Inc.	215,777	7,470,200
	First Financial Corp.	25,659	1,374,039
*»	First Financial Northwest, Inc.	22,460	26,952
#*	First Foundation, Inc.	110,772	539,460
	First Hawaiian, Inc.	100,999	2,449,226
	First Horizon Corp.	457,381	9,975,480
	First Internet Bancorp	20,124	441,319
	First Interstate BancSystem, Inc., Class A	83,367	2,400,136
	First Merchants Corp.	105,774	4,032,105
	First Mid Bancshares, Inc.	33,697	1,279,475
	First National Corp.	1,920	41,472
	First Northwest Bancorp	3,808	29,131
	First Savings Financial Group, Inc.	11,154	285,319
	First U.S. Bancshares, Inc.	11,190	147,484
	First United Corp.	17,039	560,072
*	First Western Financial, Inc.	11,240	243,290
	FirstCash Holdings, Inc.	81,569	10,872,332
*	Firstsun Capital Bancorp	614	21,828
*	Fiserv, Inc.	232,870	32,354,958
	Five Star Bancorp	8,307	249,958
#	Flagstar Financial, Inc.	288,143	3,253,134
	Flushing Financial Corp.	47,247	566,492
*	Flywire Corp.	5,900	64,251
	FNB Corp.	611,774	9,372,378
	Franklin Financial Services Corp.	4,753	191,071
	Franklin Resources, Inc.	181,888	4,365,312
	FS Bancorp, Inc.	22,638	884,919
	Fulton Financial Corp.	372,899	6,693,537
*	FVCBankcorp, Inc.	11,566	148,160
	GCM Grosvenor, Inc., Class A	25,266	297,886
		Shares	Value†
FINANCIALS — (Continued)
*	Genworth Financial, Inc.	572,939	$4,503,301
	German American Bancorp, Inc.	67,843	2,606,528
#	Glacier Bancorp, Inc.	210,305	9,217,668
	Glen Burnie Bancorp	303	1,354
#	Global Payments, Inc.	209,021	16,711,229
	Globe Life, Inc.	150,636	21,159,839
*	GoHealth, Inc., Class A	1,659	10,170
	Goldman Sachs Group, Inc.	169,100	122,359,069
	Goosehead Insurance, Inc., Class A	17,064	1,551,288
	Great Southern Bancorp, Inc.	31,136	1,772,884
*	Green Dot Corp., Class A	18,356	185,763
	Greene County Bancorp, Inc.	4,267	101,085
*	Greenlight Capital Re Ltd., Class A	75,578	982,514
	Guaranty Bancshares, Inc.	21,011	916,290
	Guild Holdings Co., Class A	417	8,282
*	Hagerty, Inc., Class A	1,923	19,538
*	Hamilton Insurance Group Ltd., Class B	13,357	287,042
	Hamilton Lane, Inc., Class A	54,609	8,316,951
	Hancock Whitney Corp.	212,086	12,665,776
	Hanmi Financial Corp.	56,037	1,278,204
	Hanover Bancorp, Inc.	217	4,516
	Hanover Insurance Group, Inc.	71,595	12,287,850
	HarborOne Bancorp, Inc.	95,987	1,135,526
#	Hartford Insurance Group, Inc.	462,207	57,493,929
	Hawthorn Bancshares, Inc.	17,457	497,874
	HBT Financial, Inc.	7,172	178,368
	HCI Group, Inc.	22,424	3,140,257
	Heritage Commerce Corp.	88,376	817,478
	Heritage Financial Corp.	61,734	1,391,484

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Heritage Global, Inc.	7,498	$16,121
*	Heritage Insurance Holdings, Inc.	49,911	1,052,623
	Hilltop Holdings, Inc.	158,884	4,702,966
#	Hingham Institution For Savings	3,887	951,849
*	Hippo Holdings, Inc.	7,147	184,678
	Home Bancorp, Inc.	14,121	738,387
	Home BancShares, Inc.	357,425	10,065,088
	Home Federal Bancorp, Inc. of Louisiana	5,115	67,825
*	HomeStreet, Inc.	11,934	156,097
	HomeTrust Bancshares, Inc.	17,503	680,167
	Hope Bancorp, Inc.	207,919	2,077,111
	Horace Mann Educators Corp.	95,956	4,081,009
	Horizon Bancorp, Inc.	53,865	834,369
	Houlihan Lokey, Inc.	66,532	12,684,991
	Huntington Bancshares, Inc.	1,349,510	22,172,449
	IF Bancorp, Inc.	6,461	161,525
	Independent Bank Corp. (IBCP US)	46,785	1,429,282
	Independent Bank Corp. (INDB US)	89,816	5,707,807
	Interactive Brokers Group, Inc., Class A	44,268	2,902,210
	Intercontinental Exchange, Inc.	172,446	31,873,194
	International Bancshares Corp.	165,100	11,256,518
*	International Money Express, Inc.	43,106	387,523
	Invesco Ltd.	351,194	7,378,586
	Investar Holding Corp.	10,969	238,027
	Investors Title Co.	4,936	1,042,582
#	Jack Henry & Associates, Inc.	83,537	14,185,836
	Jackson Financial, Inc., Class A	88,168	7,719,990
	Janus Henderson Group PLC	252,499	10,933,207
	Jefferies Financial Group, Inc.	363,688	20,970,250
		Shares	Value†
FINANCIALS — (Continued)
	JPMorgan Chase & Co.	1,803,378	$534,232,699
	Kearny Financial Corp.	61,689	365,816
	Kemper Corp.	122,209	7,526,852
*	Kentucky First Federal Bancorp	5,416	17,331
	KeyCorp	937,604	16,801,864
*	Kingstone Cos., Inc.	12,183	199,679
#	Kinsale Capital Group, Inc.	24,776	10,918,535
#	KKR & Co., Inc.	220,163	32,271,493
*	Lake Shore Bancorp, Inc.	11,238	138,340
	Lakeland Financial Corp.	60,408	3,828,055
	Landmark Bancorp, Inc.	13,854	336,514
#	Lazard, Inc.	63,847	3,318,767
	LCNB Corp.	13,732	202,684
#*	Lemonade, Inc.	19,690	741,919
*	LendingClub Corp.	186,677	2,910,294
*	LendingTree, Inc.	11,636	543,168
	Lincoln National Corp.	303,222	11,555,790
	LINKBANCORP, Inc.	1,739	11,964
	Live Oak Bancshares, Inc.	55,098	1,741,648
	Loews Corp.	300,622	27,218,316
#	LPL Financial Holdings, Inc.	91,683	36,281,714
	M&T Bank Corp.	130,404	24,607,235
	Magyar Bancorp, Inc.	10,743	181,342
	MainStreet Bancshares, Inc.	1,809	36,542
*	Markel Group, Inc.	12,029	24,157,720
	MarketAxess Holdings, Inc.	32,236	6,624,498
	MarketWise, Inc.	318	5,851
*	Marqeta, Inc., Class A	472,237	2,691,751
	Marsh & McLennan Cos., Inc.	214,497	42,727,802
	Mastercard, Inc., Class A	486,597	275,642,603
	Mercantile Bank Corp.	36,265	1,656,948
	Merchants Bancorp	36,009	1,055,064
#	Mercury General Corp.	78,241	5,418,189
	Meridian Corp.	15,480	228,020
	MetLife, Inc.	534,774	40,616,085
	Metrocity Bankshares, Inc.	12,871	355,240

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Metropolitan Bank Holding Corp.	13,690	$965,693
	MGIC Investment Corp.	439,880	11,392,892
#	Mid Penn Bancorp, Inc.	25,453	698,685
	Middlefield Banc Corp.	15,418	429,391
	Midland States Bancorp, Inc.	29,752	504,594
	MidWestOne Financial Group, Inc.	37,240	1,025,590
	Moelis & Co., Class A	44,256	3,104,116
	Moody's Corp.	56,670	29,226,419
	Morgan Stanley	666,989	95,019,253
	Morningstar, Inc.	45,181	12,490,739
*	Mr. Cooper Group, Inc.	52,741	8,212,828
	MSCI, Inc.	28,097	15,772,532
	MVB Financial Corp.	20,313	461,918
	Nasdaq, Inc.	346,402	33,330,800
	National Bank Holdings Corp., Class A	91,647	3,396,438
	National Bankshares, Inc.	200	5,552
#	Navient Corp.	440,857	5,704,690
	NBT Bancorp, Inc.	123,048	5,091,726
#*	NCR Atleos Corp.	132,958	4,068,515
	Nelnet, Inc., Class A	83,753	10,449,862
*	NerdWallet, Inc., Class A	64,061	678,406
*	NI Holdings, Inc.	26,669	339,763
#	Nicolet Bankshares, Inc.	30,271	3,904,959
*	NMI Holdings, Inc.	235,780	8,799,310
	Northeast Bank	17,636	1,748,962
	Northeast Community Bancorp, Inc.	4,059	83,859
	Northern Trust Corp.	220,900	28,717,000
	Northfield Bancorp, Inc.	77,157	821,722
	Northrim BanCorp, Inc.	15,135	1,264,227
	Northwest Bancshares, Inc.	327,248	3,828,802
	Norwood Financial Corp.	4,550	110,292
	Oak Valley Bancorp	15,512	413,395
		Shares	Value†
FINANCIALS — (Continued)
	OceanFirst Financial Corp.	107,905	$1,810,646
	OFG Bancorp	123,606	5,268,088
	Ohio Valley Banc Corp.	8,106	261,337
*	Old Market Capital Corp.	4,633	26,686
	Old National Bancorp	694,791	14,667,038
	Old Point Financial Corp.	6,443	258,686
	Old Republic International Corp.	457,479	16,547,015
	Old Second Bancorp, Inc.	83,472	1,416,520
	OneMain Holdings, Inc.	162,964	9,417,690
*	Onity Group, Inc.	14,496	546,789
	OP Bancorp	16,829	215,411
#*	Open Lending Corp.	66,309	145,217
*	Oportun Financial Corp.	3,058	18,746
	Oppenheimer Holdings, Inc., Class A	16,285	1,234,566
	OppFi, Inc.	912	9,704
*	OptimumBank Holdings, Inc.	3,801	17,104
	Orange County Bancorp, Inc.	2,338	58,427
	Origin Bancorp, Inc.	37,722	1,378,739
	Orrstown Financial Services, Inc.	35,312	1,160,352
#*	Oscar Health, Inc., Class A	224,892	3,159,733
	Pacific Premier Bancorp, Inc.	95,245	2,063,959
*	Palomar Holdings, Inc.	45,271	5,997,955
#	Park National Corp.	37,176	6,017,679
	Parke Bancorp, Inc.	31,687	654,337
	Pathfinder Bancorp, Inc.	8,118	118,766
	Pathward Financial, Inc.	72,350	5,471,469
*	Paymentus Holdings, Inc., Class A	40,097	1,117,904
*	Payoneer Global, Inc.	470,222	3,089,359
*	PayPal Holdings, Inc.	560,082	38,511,238
#*	Paysafe Ltd.	74,147	900,886

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Paysign, Inc.	3,016	$22,439
*	PB Bankshares, Inc.	832	15,234
	PCB Bancorp	23,637	483,140
	Peapack-Gladstone Financial Corp.	32,103	817,984
	PennyMac Financial Services, Inc.	104,944	9,774,484
	Peoples Bancorp of North Carolina, Inc.	13,336	382,877
	Peoples Bancorp, Inc.	79,790	2,285,186
	Peoples Financial Services Corp.	4,670	227,476
	Perella Weinberg Partners	13,436	267,914
	Pinnacle Financial Partners, Inc.	131,139	11,525,807
*	Pioneer Bancorp, Inc.	32,050	393,253
	Piper Sandler Cos.	26,784	8,445,531
	PJT Partners, Inc., Class A	18,799	3,357,877
	Plumas Bancorp	13,751	567,366
	PNC Financial Services Group, Inc.	184,664	35,136,019
*	Ponce Financial Group, Inc.	39,730	558,206
	Popular, Inc.	135,382	15,512,070
*	PRA Group, Inc.	52,736	801,587
#	Preferred Bank	35,554	3,229,014
	Primerica, Inc.	60,875	16,170,226
	Primis Financial Corp.	29,207	326,826
	Princeton Bancorp, Inc.	15,033	453,846
	Principal Financial Group, Inc.	285,996	22,259,069
*	Priority Technology Holdings, Inc.	2,223	15,228
*	ProAssurance Corp.	99,926	2,374,242
	PROG Holdings, Inc.	80,333	2,557,803
	Progressive Corp.	246,222	59,595,573
	Prosperity Bancshares, Inc.	172,470	11,489,951
*	Provident Bancorp, Inc.	23,142	282,564
	Provident Financial Holdings, Inc.	17,143	262,716
#	Provident Financial Services, Inc.	156,618	2,853,580
	Prudential Financial, Inc.	251,951	26,097,085
		Shares	Value†
FINANCIALS — (Continued)
	QCR Holdings, Inc.	44,710	$3,174,410
	Radian Group, Inc.	181,035	5,903,551
	Raymond James Financial, Inc.	171,665	28,690,371
	RBB Bancorp	39,553	716,305
	Red River Bancshares, Inc.	3,034	182,556
	Regional Management Corp.	22,394	744,377
	Regions Financial Corp.	850,277	21,537,516
	Reinsurance Group of America, Inc.	92,824	17,863,979
*	Remitly Global, Inc.	203,220	3,353,130
	RenaissanceRe Holdings Ltd.	85,190	20,764,211
#	Renasant Corp.	194,984	7,144,214
*	Repay Holdings Corp.	113,862	560,201
	Republic Bancorp, Inc., Class A	45,364	3,123,765
*	Rhinebeck Bancorp, Inc.	7,471	94,807
	Richmond Mutual BanCorp, Inc.	8,215	113,696
	Riverview Bancorp, Inc.	31,957	157,548
	RLI Corp.	138,430	9,134,996
*	Robinhood Markets, Inc., Class A	304,215	31,349,356
#	Rocket Cos., Inc., Class A	16,585	244,960
*	Root, Inc., Class A	2,723	329,565
*»	Rubico, Inc.	712	1,367
	S&P Global, Inc.	89,725	49,447,447
	S&T Bancorp, Inc.	89,696	3,286,461
	Safety Insurance Group, Inc.	40,566	2,853,818
	SB Financial Group, Inc.	12,913	242,894
	Seacoast Banking Corp. of Florida	48,156	1,357,518
*	Security National Financial Corp., Class A	43,248	366,743
	SEI Investments Co.	235,630	20,763,716
	Selective Insurance Group, Inc.	110,006	8,577,168
*	Selectquote, Inc.	74,453	131,037
	ServisFirst Bancshares, Inc.	108,715	8,550,435
*	Sezzle, Inc.	2,810	435,100
#*	Shift4 Payments, Inc., Class A	102,318	10,538,754

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Shore Bancshares, Inc.	18,936	$293,697
*	Siebert Financial Corp.	2,656	10,810
	Sierra Bancorp	25,869	758,479
	Silvercrest Asset Management Group, Inc., Class A	22,902	374,677
	Simmons First National Corp., Class A	97,823	1,875,267
*	SiriusPoint Ltd.	323,969	6,353,032
*	Skyward Specialty Insurance Group, Inc.	31,634	1,600,048
	SLM Corp.	577,290	18,357,822
	SmartFinancial, Inc.	24,425	836,800
#*	SoFi Technologies, Inc.	1,731,132	39,088,961
	Sound Financial Bancorp, Inc.	5,599	257,834
	South Plains Financial, Inc.	8,821	327,347
*	Southern First Bancshares, Inc.	9,314	387,090
	Southern Missouri Bancorp, Inc.	16,561	895,784
	Southside Bancshares, Inc.	54,132	1,593,646
	SouthState Corp.	130,245	12,265,172
	SR Bancorp, Inc.	895	12,458
	State Street Corp.	247,354	27,641,809
	Stellar Bancorp, Inc.	41,103	1,213,772
*††	Sterling Bancorp, Inc.	27,876	0
	Stewart Information Services Corp.	68,276	4,433,161
	Stifel Financial Corp.	123,962	14,146,543
#	Stock Yards Bancorp, Inc.	72,699	5,434,977
*	StoneX Group, Inc.	112,669	10,955,934
	Summit State Bank	14,814	181,323
	SWK Holdings Corp.	1,416	21,084
	Synchrony Financial	507,113	35,330,563
	Synovus Financial Corp.	339,901	16,056,923
	T. Rowe Price Group, Inc.	207,334	21,034,034
*	Texas Capital Bancshares, Inc.	88,096	7,397,421
		Shares	Value†
FINANCIALS — (Continued)
	TFS Financial Corp.	244,484	$3,205,185
*	Third Coast Bancshares, Inc.	3,646	137,272
	Timberland Bancorp, Inc.	15,758	493,068
	Tiptree, Inc.	123,205	2,560,200
*	Toast, Inc., Class A	98,969	4,833,646
	Tompkins Financial Corp.	22,186	1,434,990
	Towne Bank	118,912	4,165,487
	TPG, Inc.	41,048	2,342,609
	Tradeweb Markets, Inc., Class A	34,128	4,728,434
	Travelers Cos., Inc.	200,735	52,239,276
	TriCo Bancshares	71,819	2,953,197
#*	Triumph Financial, Inc.	54,211	3,074,848
	Truist Financial Corp.	595,925	26,047,882
*	Trupanion, Inc.	16,009	758,987
	TrustCo Bank Corp.	41,362	1,388,109
	Trustmark Corp.	128,667	4,792,846
	U.S. Bancorp	724,966	32,594,471
	U.S. Global Investors, Inc., Class A	4,338	10,368
	UMB Financial Corp.	162,723	17,897,903
	Union Bankshares, Inc.	3,042	82,773
	United Bancorp, Inc.	11,080	155,785
	United Bancshares, Inc.	4,965	145,723
	United Bankshares, Inc.	418,194	14,854,251
	United Community Banks, Inc.	168,536	5,140,348
	United Fire Group, Inc.	52,361	1,390,185
	United Security Bancshares	30,125	257,569
	Unity Bancorp, Inc.	22,526	1,106,252
	Universal Insurance Holdings, Inc.	75,615	1,787,539
	Univest Financial Corp.	67,841	1,956,534
	Unum Group	302,556	21,726,546
	USCB Financial Holdings, Inc.	9,556	159,012
	Valley National Bancorp	760,272	7,047,721
	Value Line, Inc.	11,063	410,880
*	Velocity Financial, Inc.	18,284	303,514

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Veritex Holdings, Inc.	65,760	$2,085,907
#	Victory Capital Holdings, Inc., Class A	81,846	5,640,008
	Virginia National Bankshares Corp.	1,567	57,775
	Virtu Financial, Inc., Class A	131,769	5,816,284
	Virtus Investment Partners, Inc.	12,510	2,418,308
	Visa, Inc., Class A	785,945	271,520,419
	Voya Financial, Inc.	174,011	12,180,770
	W.R. Berkley Corp.	336,746	23,171,492
	WaFd, Inc.	166,741	4,852,997
	Walker & Dunlop, Inc.	75,593	5,670,231
	Washington Trust Bancorp, Inc.	28,705	773,313
	Waterstone Financial, Inc.	40,423	538,030
	Webster Financial Corp.	303,388	17,490,318
	Wells Fargo & Co.	1,742,572	140,503,580
	WesBanco, Inc.	217,689	6,558,970
	West BanCorp, Inc.	31,478	566,289
	Westamerica BanCorp	36,626	1,754,385
	Western Alliance Bancorp	178,421	13,838,333
	Western New England Bancorp, Inc.	47,660	507,579
#	Western Union Co.	345,231	2,779,110
	Westwood Holdings Group, Inc.	25,506	445,845
*	WEX, Inc.	49,352	8,374,047
	White Mountains Insurance Group Ltd.	6,818	12,189,220
#	Willis Towers Watson PLC	86,460	27,304,933
	Wintrust Financial Corp.	127,624	16,333,319
#	WisdomTree, Inc.	278,008	3,689,166
*	World Acceptance Corp.	15,543	2,445,225
	WSFS Financial Corp.	150,251	8,239,765
	WVS Financial Corp.	2,157	26,229
	Zions Bancorp NA	269,231	14,436,166
TOTAL FINANCIALS			5,936,409,525
HEALTH CARE — (7.7%)
*	89bio, Inc.	61,901	588,060
		Shares	Value†
HEALTH CARE — (Continued)
	Abbott Laboratories	654,730	$82,620,379
	AbbVie, Inc.	1,090,619	206,148,803
††	Abiomed, Inc.	32,675	510,057
#*	Absci Corp.	11,952	33,824
*	Acadia Healthcare Co., Inc.	110,474	2,405,019
*	ACADIA Pharmaceuticals, Inc.	127,341	3,034,536
#*	AdaptHealth Corp.	151,517	1,359,107
*	Adaptive Biotechnologies Corp.	12,703	130,079
*	Addus HomeCare Corp.	27,093	2,892,991
#*	ADMA Biologics, Inc.	293,271	5,484,168
#††	Aduro Biotech, Inc.	19,543	7,426
*	Adverum Biotechnologies, Inc.	19,368	46,290
	Agilent Technologies, Inc.	132,122	15,168,927
*	Agios Pharmaceuticals, Inc.	30,900	1,150,098
*	Akebia Therapeutics, Inc.	104,340	384,493
*	Akero Therapeutics, Inc.	45,254	2,210,658
††	Albireo Pharma, Inc.	26,553	163,301
*	Aldeyra Therapeutics, Inc.	17,053	85,094
*	Align Technology, Inc.	17,364	2,240,130
*	Alkermes PLC	144,255	3,821,315
*	Alnylam Pharmaceuticals, Inc.	11,979	4,698,643
*	American Shared Hospital Services	3,958	9,974
*	American Well Corp., Class A	1,295	9,518
	Amgen, Inc.	365,932	107,986,533
*	AMN Healthcare Services, Inc.	58,580	1,074,357
*	Amneal Pharmaceuticals, Inc.	231,163	1,807,695
*	Amphastar Pharmaceuticals, Inc.	4,416	92,515

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Amylyx Pharmaceuticals, Inc.	6,739	$54,114
*	AngioDynamics, Inc.	83,977	744,036
*	ANI Pharmaceuticals, Inc.	32,658	2,068,884
*	Anika Therapeutics, Inc.	23,041	190,203
*	Arcellx, Inc.	2,602	185,757
*	Arcturus Therapeutics Holdings, Inc.	37,878	462,490
*	Arcus Biosciences, Inc.	112,715	1,029,088
#*	ARS Pharmaceuticals, Inc.	8,588	151,836
*	Artivion, Inc.	107,477	3,322,114
*	Arvinas, Inc.	21,261	158,182
*	Astrana Health, Inc.	57,595	1,374,217
*	Atea Pharmaceuticals, Inc.	16,803	61,163
*	AtriCure, Inc.	39,231	1,377,008
*	Aura Biosciences, Inc.	35,850	247,007
*	Avanos Medical, Inc.	60,807	679,214
*	Avantor, Inc.	133,993	1,800,866
*	Aveanna Healthcare Holdings, Inc.	10,454	41,502
*	Avidity Biosciences, Inc.	13,966	512,692
*	Axogen, Inc.	37,539	491,386
*	Azenta, Inc.	59,276	1,938,325
	Baxter International, Inc.	403,408	8,778,158
#*	Beam Therapeutics, Inc.	177,638	3,501,245
	Becton Dickinson & Co.	177,770	31,687,502
*	Biogen, Inc.	60,332	7,722,496
#*	BioLife Solutions, Inc.	102,068	2,169,966
*	BioMarin Pharmaceutical, Inc.	37,205	2,152,309
*	Bio-Rad Laboratories, Inc., Class A	22,932	5,548,397
*	Biote Corp., Class A	40,878	166,373
	Bio-Techne Corp.	113,960	6,237,031
		Shares	Value†
HEALTH CARE — (Continued)
*	Bioventus, Inc., Class A	15,703	$102,384
*	Boston Scientific Corp.	290,107	30,438,026
#*	BrightSpring Health Services, Inc.	75,703	1,563,267
	Bristol-Myers Squibb Co.	977,878	42,351,896
*	Brookdale Senior Living, Inc.	307,501	2,383,133
#	Bruker Corp.	228,570	8,783,945
*	Cadrenal Therapeutics, Inc.	758	7,898
	Cardinal Health, Inc.	155,230	24,094,801
*	CareDx, Inc.	40,165	493,427
*	Castle Biosciences, Inc.	36,205	548,506
*	Catalyst Pharmaceuticals, Inc.	231,091	4,929,171
	Cencora, Inc.	125,411	35,877,579
*	Centene Corp.	432,659	11,279,420
*	Certara, Inc.	235,964	2,321,886
*	CG oncology, Inc.	2,861	76,360
*	Champions Oncology, Inc.	1,764	11,148
*	Charles River Laboratories International, Inc.	54,024	9,164,631
	Chemed Corp.	25,852	10,658,780
*††	Chinook Therapeutics, Inc.	21,057	0
	Cigna Group	128,643	34,396,565
*	Codexis, Inc.	8,229	22,054
*	Collegium Pharmaceutical, Inc.	70,005	2,090,349
*	Community Health Systems, Inc.	169,543	440,812
*	Compass Therapeutics, Inc.	173	514
	Concentra Group Holdings Parent, Inc.	278,537	5,562,384
#	CONMED Corp.	50,046	2,559,853
*	Cooper Cos., Inc.	170,688	12,065,935
*	Corcept Therapeutics, Inc.	166,436	11,179,506
*	CorVel Corp.	84,183	7,458,614
#*	CRISPR Therapeutics AG	97,761	5,500,034

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cross Country Healthcare, Inc.	74,569	$1,002,953
*	Cullinan Therapeutics, Inc.	46,694	362,812
*	Cumberland Pharmaceuticals, Inc.	4,933	17,019
	CVS Health Corp.	644,521	40,024,754
*	Cytek Biosciences, Inc.	150,847	543,049
	Danaher Corp.	195,436	38,532,162
#*	DaVita, Inc.	155,909	21,884,946
*	Day One Biopharmaceuticals, Inc.	35,686	239,453
*	Denali Therapeutics, Inc.	130,972	1,811,343
	Dentsply Sirona, Inc.	131,783	1,885,815
*	Design Therapeutics, Inc.	2,000	7,740
*	Dexcom, Inc.	100,792	8,140,970
*	Disc Medicine, Inc.	8,381	500,849
*	Doximity, Inc., Class A	95,128	5,588,770
*	Dynavax Technologies Corp.	150,765	1,655,400
*	Edgewise Therapeutics, Inc.	32,875	468,798
*	Edwards Lifesciences Corp.	225,833	17,910,815
*	Elanco Animal Health, Inc.	636,612	8,708,852
*	Electromed, Inc.	13,044	237,531
	Elevance Health, Inc.	124,444	35,227,608
	Eli Lilly & Co.	370,043	273,857,723
	Embecta Corp.	38,751	393,710
*	Emergent BioSolutions, Inc.	56,570	332,632
*	Enanta Pharmaceuticals, Inc.	1,368	10,369
	Encompass Health Corp.	210,933	23,225,833
*	Enhabit, Inc.	118,325	795,144
*	Enovis Corp.	64,748	1,735,246
	Ensign Group, Inc.	88,759	13,313,850
*	Entrada Therapeutics, Inc.	2,434	14,312
		Shares	Value†
HEALTH CARE — (Continued)
*	Envista Holdings Corp.	259,732	$4,906,337
#*	Evolent Health, Inc., Class A	58,317	586,086
*	Exact Sciences Corp.	90,692	4,257,989
*	Exagen, Inc.	3,009	25,276
*	Exelixis, Inc.	372,943	13,507,995
*	FONAR Corp.	14,228	222,099
*	Forian, Inc.	6,611	13,222
*	Forte Biosciences, Inc.	605	6,038
*	Fortrea Holdings, Inc.	114,141	655,169
*	Fulcrum Therapeutics, Inc.	76,643	515,807
*	Fulgent Genetics, Inc.	44,285	760,816
*	GE HealthCare Technologies, Inc.	258,949	18,468,243
*	GeneDx Holdings Corp.	3,271	333,478
	Gilead Sciences, Inc.	743,690	83,508,950
*	Globus Medical, Inc., Class A	107,517	5,658,620
#*	GoodRx Holdings, Inc., Class A	116,288	557,020
*	GRAIL, Inc.	2,934	100,372
*	Haemonetics Corp.	98,430	7,287,757
*	Halozyme Therapeutics, Inc.	162,942	9,771,632
*	Harmony Biosciences Holdings, Inc.	71,654	2,520,788
*	Harrow, Inc.	85	2,700
*	Harvard Bioscience, Inc.	73,052	34,020
	HCA Healthcare, Inc.	40,275	14,256,947
*	Health Catalyst, Inc.	37,902	138,342
*	HealthEquity, Inc.	100,891	9,786,427
	HealthStream, Inc.	65,092	1,702,807
#*	Henry Schein, Inc.	160,657	10,868,446
*	HilleVax, Inc.	5,210	10,993
*	Hologic, Inc.	213,195	14,245,690
	Humana, Inc.	80,513	20,117,783
*	ICON PLC	26,655	4,509,759
*	ICU Medical, Inc.	22,684	2,912,852
*	IDEXX Laboratories, Inc.	43,671	23,333,852
#*	Illumina, Inc.	33,793	3,470,879
#††,*††	IMARA, Inc.	6,186	0

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	ImmuCell Corp.	18,384	$114,716
*	Incyte Corp.	140,763	10,541,741
*	InfuSystem Holdings, Inc.	40,643	227,601
#*	Innoviva, Inc.	154,735	2,811,535
*	Inogen, Inc.	3,001	18,936
*	Insmed, Inc.	8,769	940,738
#*	Inspire Medical Systems, Inc.	18,166	2,262,394
*	Instil Bio, Inc.	636	15,264
*	Insulet Corp.	24,743	7,135,881
*	Integer Holdings Corp.	60,617	6,577,551
*	Integra LifeSciences Holdings Corp.	74,076	973,359
#*	Intellia Therapeutics, Inc.	127,715	1,486,603
*	Intuitive Surgical, Inc.	34,199	16,452,797
*	IQVIA Holdings, Inc.	93,104	17,304,309
	iRadimed Corp.	6,240	364,042
*	iTeos Therapeutics, Inc.	42,601	431,974
*	Jazz Pharmaceuticals PLC	75,594	8,665,340
	Johnson & Johnson	1,299,480	214,076,335
#*	Joint Corp.	29,610	326,894
*	Kewaunee Scientific Corp.	6,314	349,417
*	Kiniksa Pharmaceuticals International PLC	43,887	1,328,021
*	Kodiak Sciences, Inc.	3,823	25,136
#*	Krystal Biotech, Inc.	28,926	4,450,844
*	Kura Oncology, Inc.	92,618	560,339
#*	Kymera Therapeutics, Inc.	34,609	1,514,144
	Labcorp Holdings, Inc.	86,550	22,509,924
*	Lantern Pharma, Inc.	2,813	12,490
#*	Lantheus Holdings, Inc.	125,232	8,915,266
	LeMaitre Vascular, Inc.	29,088	2,363,109
*	LENSAR, Inc.	29,520	380,513
*	LENZ Therapeutics, Inc.	2,963	88,209
*	LifeStance Health Group, Inc.	106,880	425,382
		Shares	Value†
HEALTH CARE — (Continued)
*	Ligand Pharmaceuticals, Inc.	40,890	$5,380,306
*	Lipocine, Inc.	32	103
*	Lisata Therapeutics, Inc.	1,515	3,757
*	LivaNova PLC	68,365	2,884,319
#*	Lyra Therapeutics, Inc.	1,305	8,744
*	MannKind Corp.	175,034	661,629
*	Masimo Corp.	4,220	648,994
*	MaxCyte, Inc.	87,731	180,726
	McKesson Corp.	19,157	13,286,146
*	Medpace Holdings, Inc.	43,354	18,520,829
	Medtronic PLC	420,257	37,923,992
	Merck & Co., Inc.	893,535	69,802,954
*	Merit Medical Systems, Inc.	89,146	7,564,930
*††	Merrimack Pharmaceuticals, Inc.	2,035	0
	Mesa Laboratories, Inc.	8,655	661,934
#*	Mettler-Toledo International, Inc.	11,140	13,743,195
*	MiMedx Group, Inc.	39,672	285,242
††	Mirati Therapeutics, Inc.	32,564	99,971
*	Molina Healthcare, Inc.	67,029	10,581,868
*	Monte Rosa Therapeutics, Inc.	3,312	16,394
*	Mural Oncology PLC	6,082	13,685
*	Myriad Genetics, Inc.	116,426	447,076
*	Natera, Inc.	24,513	3,276,408
	National HealthCare Corp.	34,856	3,347,222
	National Research Corp.	38,592	482,400
*	Neogen Corp.	44,690	207,809
*	NeoGenomics, Inc.	151,282	732,205
*††	Neoleukin Therapeutics, Inc.	1,526	0
*	Neurocrine Biosciences, Inc.	71,496	9,167,932
*	Niagen Bioscience, Inc.	11,866	110,947
*	Olema Pharmaceuticals, Inc.	55,851	287,074
*»	OmniAb, Inc. (2200963D US)	13,783	0

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*»	OmniAb, Inc. (2200964D US)	13,783	$0
*	OmniAb, Inc. (OABI UQ)	78,606	150,137
*	Omnicell, Inc.	71,689	2,223,076
*††	Opiant Pharmaceuticals, Inc.	5,178	0
*	OptimizeRx Corp.	15,151	191,206
*	Option Care Health, Inc.	175,842	5,160,963
*	Oramed Pharmaceuticals, Inc.	23,349	50,200
*	OraSure Technologies, Inc.	115,021	365,767
*	Organogenesis Holdings, Inc.	58,314	269,411
	Organon & Co.	258,864	2,510,981
*	ORIC Pharmaceuticals, Inc.	26,206	261,274
*	Orthofix Medical, Inc.	2,126	23,471
*	OrthoPediatrics Corp.	6,700	138,824
*	Owens & Minor, Inc.	141,936	983,616
*	Pacira BioSciences, Inc.	54,182	1,142,698
*††	PDL BioPharma, Inc.	458,319	192,494
*	Pediatrix Medical Group, Inc.	86,827	1,063,631
*	Pennant Group, Inc.	48,889	1,083,869
*	Penumbra, Inc.	15,290	3,857,208
*	Performant Healthcare, Inc.	14,004	49,714
#	Perrigo Co. PLC	202,793	5,408,489
*	Personalis, Inc.	8,213	45,007
	Pfizer, Inc.	2,032,441	47,335,551
	Phibro Animal Health Corp., Class A	36,867	976,976
*	Phreesia, Inc.	2,615	70,500
††	Poseida Therapeutics, Inc.	45,912	22,956
*	Precipio, Inc.	100	1,414
#	Premier, Inc., Class A	189,063	4,061,073
*	Prestige Consumer Healthcare, Inc.	129,274	9,559,812
*	Privia Health Group, Inc.	88,743	1,732,263
		Shares	Value†
HEALTH CARE — (Continued)
#*	Pro-Dex, Inc.	6,861	$343,393
*	Progyny, Inc.	51,856	1,219,135
*	Protagonist Therapeutics, Inc.	5,633	303,393
*	PTC Therapeutics, Inc.	18,673	973,050
*	Pulmatrix, Inc.	1,398	7,857
*	Pulmonx Corp.	10,065	18,520
*	Puma Biotechnology, Inc.	5,406	16,813
*	Quanterix Corp.	8,046	47,793
#	Quest Diagnostics, Inc.	151,722	25,399,780
*	QuidelOrtho Corp.	5,582	128,498
#*	RadNet, Inc.	108,198	5,921,677
*	Rafael Holdings, Inc., Class B	20,215	34,163
	Regeneron Pharmaceuticals, Inc.	32,989	17,994,180
*	REGENXBIO, Inc.	19,857	168,983
*	Relay Therapeutics, Inc.	49,096	172,818
*	Repligen Corp.	51,734	6,056,499
#*	Replimune Group, Inc.	40,913	287,618
#	ResMed, Inc.	71,844	19,537,257
*	Revolution Medicines, Inc.	82,807	3,086,217
#	Revvity, Inc.	125,749	11,053,337
*	Rigel Pharmaceuticals, Inc.	5,985	126,044
#*	Roivant Sciences Ltd.	551,570	6,265,835
	Royalty Pharma PLC, Class A	305,989	11,260,395
*	RxSight, Inc.	9,125	70,993
#*	Sarepta Therapeutics, Inc.	45,399	745,452
	Select Medical Holdings Corp.	289,489	4,281,542
#*	Semler Scientific, Inc.	706	25,310
*	Sensus Healthcare, Inc.	22,487	125,702
#*	Senti Biosciences, Inc.	4,670	7,939
*	Sera Prognostics, Inc., Class A	3,405	9,466
	SIGA Technologies, Inc.	117,783	778,546
*	Sight Sciences, Inc.	6,130	20,413

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Simulations Plus, Inc.	7,254	$94,447
*	Solid Biosciences, Inc.	5,023	34,357
*	Solventum Corp.	33,036	2,357,449
*	Sotera Health Co.	170,006	1,953,369
*	STAAR Surgical Co.	10,620	190,257
	STERIS PLC	98,096	22,217,763
*	Stoke Therapeutics, Inc.	20,258	260,315
	Stryker Corp.	70,102	27,531,158
#*	Summit Therapeutics, Inc.	16,566	436,845
*	Supernus Pharmaceuticals, Inc.	101,346	3,557,245
#*	Surgery Partners, Inc.	149,015	3,270,879
*	Surmodics, Inc.	31,666	1,136,809
*	Tactile Systems Technology, Inc.	23,466	234,191
*	Talkspace, Inc.	16,075	39,062
*	Teladoc Health, Inc.	58,786	423,847
	Teleflex, Inc.	41,739	4,987,811
*	Tenet Healthcare Corp.	148,514	23,952,338
*	Terns Pharmaceuticals, Inc.	90,661	528,554
*	Theravance Biopharma, Inc.	14,405	160,760
	Thermo Fisher Scientific, Inc.	97,707	45,695,610
*»	Third Harmonic Bio, Inc.	968	5,203
*	Tourmaline Bio, Inc.	1,585	35,076
*	TransMedics Group, Inc.	9,261	1,101,781
*	Treace Medical Concepts, Inc.	4,659	25,019
*	TruBridge, Inc.	910	18,946
*	Twist Bioscience Corp.	5,504	184,769
#	U.S. Physical Therapy, Inc.	27,724	2,028,011
#*	UFP Technologies, Inc.	12,835	2,905,716
*	United Therapeutics Corp.	72,037	19,788,564
	UnitedHealth Group, Inc.	280,308	69,953,664
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	75,913	$12,635,719
	Utah Medical Products, Inc.	6,179	343,552
*	Vanda Pharmaceuticals, Inc.	107,085	456,182
*	Varex Imaging Corp.	11,066	80,560
*	Veeva Systems, Inc., Class A	49,516	14,072,447
#*	Veracyte, Inc.	189,739	4,460,764
#*	Vericel Corp.	23,118	807,743
*	Vertex Pharmaceuticals, Inc.	74,228	33,912,546
	Viatris, Inc.	902,808	7,890,542
*	Vicarious Surgical, Inc., Class A	1,322	11,713
*	Vir Biotechnology, Inc.	19,911	100,949
*	Viridian Therapeutics, Inc.	21,209	371,582
*	Voyager Therapeutics, Inc.	17,707	56,485
*	Waters Corp.	56,721	16,378,756
	West Pharmaceutical Services, Inc.	33,964	8,126,227
*	XBiotech, Inc.	9,859	28,591
*	Xencor, Inc.	82,668	687,798
*	Xenon Pharmaceuticals, Inc.	41,353	1,262,921
*	XOMA Royalty Corp.	1,135	28,239
*	Y-mAbs Therapeutics, Inc.	9,179	41,030
	Zimmer Biomet Holdings, Inc.	169,747	15,557,313
*	Zimvie, Inc.	35,979	676,045
	Zoetis, Inc.	188,364	27,461,588
*	Zymeworks, Inc.	70,976	891,459
TOTAL HEALTH CARE			2,675,717,438
INDUSTRIALS — (13.5%)
	3M Co.	224,586	33,512,723
	A.O. Smith Corp.	210,402	14,894,358
#	AAON, Inc.	92,164	7,695,694
*	AAR Corp.	95,170	7,110,151
#	ABM Industries, Inc.	142,620	6,579,061

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ACCO Brands Corp.	131,386	$492,698
	Acme United Corp.	7,309	293,676
	Acuity, Inc.	46,225	14,392,154
*	ACV Auctions, Inc., Class A	91,692	1,302,943
#	Advanced Drainage Systems, Inc.	119,635	13,728,116
*	Aebi Schmidt Holding AG	46,434	478,270
	AECOM	182,809	20,609,887
#*	AeroVironment, Inc.	27,970	7,485,891
*	AerSale Corp.	5,923	35,775
	AGCO Corp.	193,926	22,877,450
*	Air Industries Group	856	2,962
	Air Lease Corp.	228,077	12,635,466
	Alamo Group, Inc.	21,884	4,870,941
#*	Alaska Air Group, Inc.	220,364	11,670,477
	Albany International Corp., Class A	59,813	3,241,266
	Alight, Inc., Class A	410,773	2,201,743
#*	Allegiant Travel Co.	32,252	1,665,493
	Allegion PLC	137,584	22,827,937
	Allient, Inc.	30,644	1,235,260
	Allison Transmission Holdings, Inc.	231,323	20,835,263
*	Alpha Pro Tech Ltd.	28,782	139,881
#*	Amentum Holdings, Inc.	116,974	2,920,841
#*	Ameresco, Inc., Class A	44,477	752,551
*	American Airlines Group, Inc.	411,738	4,730,870
*	American Superconductor Corp.	23,056	1,310,734
*	American Woodmark Corp.	39,258	2,065,363
	AMETEK, Inc.	188,163	34,781,931
*	API Group Corp.	326,673	11,783,095
	Apogee Enterprises, Inc.	46,026	1,932,632
	Applied Industrial Technologies, Inc.	56,047	15,216,760
	ArcBest Corp.	41,471	3,032,774
	Arcosa, Inc.	88,530	7,602,956
	Argan, Inc.	35,538	8,706,099
	Armstrong World Industries, Inc.	78,606	14,791,291
	Astec Industries, Inc.	28,910	1,146,571
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Astronics Corp. (ATRO US)	59,261	$2,140,507
*	Astronics Corp. (ATROB US), Class B	31,687	1,145,485
*	ATI, Inc.	225,110	17,319,963
	Atkore, Inc.	64,673	4,981,114
	Atmus Filtration Technologies, Inc.	21,488	836,098
	Automatic Data Processing, Inc.	271,074	83,897,403
*	Axon Enterprise, Inc.	20,530	15,510,210
	AZZ, Inc.	45,176	4,946,772
	Barrett Business Services, Inc.	49,434	2,272,481
*	BlackSky Technology, Inc.	10,301	198,191
*	Blade Air Mobility, Inc.	41,381	165,110
*	Bloom Energy Corp., Class A	14,134	528,470
#*	Blue Bird Corp.	39,468	1,767,772
*	BlueLinx Holdings, Inc.	10,230	749,552
*	Boeing Co.	124,648	27,651,912
	Boise Cascade Co.	102,308	8,574,433
	Booz Allen Hamilton Holding Corp.	128,352	13,776,020
*	Bowman Consulting Group Ltd.	3,273	113,508
	Brady Corp., Class A	79,240	5,591,967
*	BrightView Holdings, Inc.	114,690	1,829,306
	Brink's Co.	63,353	5,533,251
	Broadridge Financial Solutions, Inc.	87,476	21,651,185
*	Builders FirstSource, Inc.	176,702	22,464,125
	BWX Technologies, Inc.	131,552	19,986,695
#*	Byrna Technologies, Inc.	10,362	230,140
#*	CACI International, Inc., Class A	33,170	15,277,107
*	Cadeler AS (CDLR US), ADR	24,435	512,158
#	Cadre Holdings, Inc.	33,913	1,121,503
#	Carlisle Cos., Inc.	53,573	19,002,879
	Carrier Global Corp.	463,560	31,809,487

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Casella Waste Systems, Inc., Class A	46,836	$5,092,478
	Caterpillar, Inc.	321,812	140,960,092
#*	CBIZ, Inc.	96,258	5,883,289
#*	CECO Environmental Corp.	81,642	3,669,808
	CH Robinson Worldwide, Inc.	134,589	15,520,803
*	Chart Industries, Inc.	21,368	4,248,599
	Chicago Rivet & Machine Co.	653	8,287
#*	Cimpress PLC	18,776	1,038,501
	Cintas Corp.	127,197	28,307,692
	Civeo Corp.	17,090	427,079
#*	Clarivate PLC	540,736	2,081,834
*	Clean Harbors, Inc.	96,615	22,782,783
	CNH Industrial NV	1,469,762	19,048,116
	Columbus McKinnon Corp.	38,435	563,073
	Comfort Systems USA, Inc.	29,788	20,949,900
	CompX International, Inc.	9,138	212,915
#	Concentrix Corp.	27,142	1,410,570
	Concrete Pumping Holdings, Inc.	52,436	358,138
*	Conduent, Inc.	222,021	590,576
*	Construction Partners, Inc., Class A	50,893	5,132,559
	Copa Holdings SA, Class A	41,463	4,588,296
*	Copart, Inc.	413,618	18,749,304
#*	Core & Main, Inc., Class A	202,817	12,907,274
#††	Costa Communications, Inc.	5,301	636
*	Costamare Bulkers Holdings Ltd.	59,526	535,734
	Costamare, Inc.	324,279	3,271,975
	Covenant Logistics Group, Inc.	57,452	1,387,466
*»	CPI Aerostructures, Inc.	27,297	93,356
	CRA International, Inc.	18,595	3,284,993
	Crane Co.	71,122	13,923,554
	CSG Systems International, Inc.	76,418	4,773,068
	CSW Industrials, Inc.	21,221	5,506,425
	CSX Corp.	1,859,727	66,094,698
	Cummins, Inc.	121,273	44,582,380
		Shares	Value†
INDUSTRIALS — (Continued)
	Curtiss-Wright Corp.	42,065	$20,621,104
*	Dayforce, Inc.	101,785	5,869,941
	Deere & Co.	183,569	96,258,077
	Delta Air Lines, Inc.	873,423	46,474,838
	Deluxe Corp.	55,076	886,724
*	Distribution Solutions Group, Inc.	51,365	1,539,409
*	DLH Holdings Corp.	21,039	118,029
*	DNOW, Inc.	174,512	2,715,407
	Donaldson Co., Inc.	210,910	15,179,193
	Douglas Dynamics, Inc.	71,503	2,044,986
	Dover Corp.	121,635	22,032,964
#*	Driven Brands Holdings, Inc.	39,530	668,057
*	Ducommun, Inc.	36,349	3,307,032
	Dun & Bradstreet Holdings, Inc.	167,972	1,528,545
*	DXP Enterprises, Inc.	48,547	5,498,433
*	Dycom Industries, Inc.	53,317	14,332,143
	Eastern Co.	12,710	292,966
#	Eaton Corp. PLC	114,490	44,046,593
	EMCOR Group, Inc.	51,687	32,433,076
#	Emerson Electric Co.	183,726	26,733,970
*	Energy Recovery, Inc.	40,211	540,838
	Enerpac Tool Group Corp.	144,400	5,560,844
	EnerSys	69,857	6,452,691
	Ennis, Inc.	48,571	864,564
#	Enpro, Inc.	53,221	11,304,673
*	Enviri Corp.	152,321	1,370,889
	Equifax, Inc.	57,023	13,698,635
	Esab Corp.	91,443	12,268,907
	ESCO Technologies, Inc.	60,077	11,636,915
	Espey Mfg. & Electronics Corp.	4,614	203,016
*	Everus Construction Group, Inc.	81,928	6,083,973
	EVI Industries, Inc.	1,292	28,799
*	ExlService Holdings, Inc.	176,694	7,673,820
	Expeditors International of Washington, Inc.	181,697	21,120,459
	Exponent, Inc.	50,695	3,495,927
#	Fastenal Co.	1,081,576	49,893,101

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Federal Signal Corp.	99,468	$12,589,665
	FedEx Corp.	207,548	46,384,903
	Ferguson Enterprises, Inc.	174,839	39,046,794
#*	First Advantage Corp.	50,196	867,889
	Flowserve Corp.	158,993	8,909,968
*	Fluor Corp.	211,312	11,996,182
*	Forrester Research, Inc.	5,894	57,408
	Fortive Corp.	275,058	13,183,530
	Fortune Brands Innovations, Inc.	211,966	11,560,626
*	Franklin Covey Co.	36,225	713,995
	Franklin Electric Co., Inc.	76,730	7,208,783
*	FreightCar America, Inc.	8,587	87,244
*	Frontier Group Holdings, Inc.	29,680	129,998
	FTAI Aviation Ltd.	60,900	8,380,449
#	FTAI Infrastructure, Inc.	21,022	131,808
*	FTI Consulting, Inc.	62,062	10,324,014
*	Gates Industrial Corp. PLC	214,283	5,314,218
	GATX Corp.	94,507	14,430,274
	GE Vernova, Inc.	108,306	71,513,369
#	Genco Shipping & Trading Ltd.	81,300	1,295,109
*	Gencor Industries, Inc.	21,486	313,266
*	Generac Holdings, Inc.	63,182	12,300,904
	General Dynamics Corp.	129,173	40,251,599
	General Electric Co.	433,225	117,438,633
	Genpact Ltd.	383,167	16,878,506
*	Gibraltar Industries, Inc.	70,390	4,647,852
	Global Industrial Co.	61,191	2,084,165
*	GMS, Inc.	102,650	11,254,546
	Gorman-Rupp Co.	61,610	2,535,868
	Graco, Inc.	140,309	11,783,150
*	Graham Corp.	31,572	1,804,340
#	Granite Construction, Inc.	96,646	9,130,148
*	Great Lakes Dredge & Dock Corp.	178,365	1,976,284
	Greenbrier Cos., Inc.	70,291	3,198,240
	Griffon Corp.	100,583	8,174,380
#*	GXO Logistics, Inc.	207,107	10,295,289
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hayward Holdings, Inc.	256,373	$3,943,017
*	Healthcare Services Group, Inc.	40,015	520,595
	Heartland Express, Inc.	61,045	477,372
#	HEICO Corp. (HEI US)	27,411	8,957,915
	HEICO Corp. (HEIA US), Class A	39,491	10,192,232
	Heidrick & Struggles International, Inc.	53,936	2,401,770
	Helios Technologies, Inc.	43,719	1,604,050
#	Herc Holdings, Inc.	87,392	10,208,260
#	Hexcel Corp.	121,292	7,266,604
	Hillenbrand, Inc.	93,171	1,929,571
*	Hillman Solutions Corp.	151,209	1,193,039
	HireQuest, Inc.	871	8,910
	HNI Corp.	84,264	4,334,540
	Honeywell International, Inc.	379,317	84,341,135
	Howmet Aerospace, Inc.	314,646	56,563,911
	Hub Group, Inc., Class A	109,827	3,846,142
	Hubbell, Inc.	62,270	27,241,880
*	Hudson Global, Inc.	16,688	149,358
*	Hudson Technologies, Inc.	26,011	244,243
	Huntington Ingalls Industries, Inc.	70,809	19,745,798
*	Hurco Cos., Inc.	8,054	154,798
*	Huron Consulting Group, Inc.	68,030	8,985,402
	Hyster-Yale, Inc.	22,035	925,690
*	IBEX Holdings Ltd.	7,089	209,622
	ICF International, Inc.	33,326	2,795,718
*	Ideal Power, Inc.	3,327	15,970
	IDEX Corp.	66,246	10,831,883
#*	IES Holdings, Inc.	41,300	14,581,791
	Illinois Tool Works, Inc.	211,517	54,142,006
	Ingersoll Rand, Inc.	280,410	23,731,098
#*	Innodata, Inc.	7,948	436,345
*	Innovative Solutions & Support, Inc.	29,317	455,586
	Insperity, Inc.	56,756	3,381,522
	Insteel Industries, Inc.	43,263	1,561,794
	Interface, Inc.	106,090	2,187,576

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ITT, Inc.	111,113	$18,884,765
	Jacobs Solutions, Inc.	114,953	16,308,382
*	Janus International Group, Inc.	169,436	1,452,067
	JB Hunt Transport Services, Inc.	122,675	17,671,334
*	JELD-WEN Holding, Inc.	65,210	293,445
#*	JetBlue Airways Corp.	425,161	1,887,715
	Johnson Controls International PLC	318,085	33,398,925
#	Kadant, Inc.	21,938	7,300,308
	Karat Packaging, Inc.	2,335	63,582
	KBR, Inc.	314,884	14,717,678
	Kelly Services, Inc., Class A	43,352	531,062
	Kennametal, Inc.	91,576	2,267,422
	Kforce, Inc.	57,442	2,001,854
*	Kirby Corp.	138,419	13,192,715
	Knight-Swift Transportation Holdings, Inc.	286,465	12,174,762
#	Korn Ferry	108,572	7,694,498
#*	Kratos Defense & Security Solutions, Inc.	334,045	19,608,441
#*	L.B. Foster Co., Class A	28,244	663,734
	L3Harris Technologies, Inc.	91,606	25,175,161
	Landstar System, Inc.	85,783	11,440,879
*	Legalzoom.com, Inc.	164,480	1,478,675
	Leidos Holdings, Inc.	152,945	24,417,669
	Lennox International, Inc.	35,456	21,592,704
	Leonardo DRS, Inc.	18,759	780,374
#*	Limbach Holdings, Inc.	16,235	2,224,195
	Lincoln Electric Holdings, Inc.	83,224	20,265,044
	Lindsay Corp.	17,009	2,321,899
*	Liquidity Services, Inc.	63,186	1,508,882
*	Loar Holdings, Inc.	26,059	1,926,021
	Lockheed Martin Corp.	161,715	68,078,781
	LSI Industries, Inc.	79,007	1,445,828
	Luxfer Holdings PLC	39,886	479,430
		Shares	Value†
INDUSTRIALS — (Continued)
*	Lyft, Inc., Class A	158,316	$2,225,923
*	Manitowoc Co., Inc.	64,155	817,976
	ManpowerGroup, Inc.	55,832	2,303,070
	Marten Transport Ltd.	132,417	1,610,191
	Masco Corp.	159,092	10,838,938
*	MasTec, Inc.	97,594	18,465,761
*	Mastech Digital, Inc.	18,872	136,256
#*	Masterbrand, Inc.	229,405	2,530,337
*	Matrix Service Co.	55,270	844,526
	Matson, Inc.	59,090	6,309,630
	Maximus, Inc.	101,997	7,533,498
*	Mayville Engineering Co., Inc.	14,589	244,658
	McGrath RentCorp	17,508	2,184,823
#*	Mercury Systems, Inc.	116,577	6,130,784
#*	Middleby Corp.	95,918	13,927,294
	Miller Industries, Inc.	18,437	751,308
	MillerKnoll, Inc.	80,516	1,528,194
*	Mistras Group, Inc.	20,847	165,525
*	Mobile Infrastructure Corp.	3,030	11,150
#*	Montrose Environmental Group, Inc.	24,939	565,866
	Moog, Inc., Class A	63,636	12,318,657
*	MRC Global, Inc.	122,730	1,801,676
	MSA Safety, Inc.	57,710	10,264,878
#	MSC Industrial Direct Co., Inc., Class A	89,467	7,749,632
	Mueller Industries, Inc.	197,723	16,879,613
	Mueller Water Products, Inc., Class A	236,332	5,851,580
*	MYR Group, Inc.	23,415	4,530,802
	National Presto Industries, Inc.	15,779	1,521,885
*	Nephros, Inc.	2,725	9,674
*	NEXTracker, Inc., Class A	97,020	5,652,385
	NL Industries, Inc.	254,088	1,567,723
	Nordson Corp.	54,310	11,633,745
	Norfolk Southern Corp.	140,084	38,943,352
	Northrop Grumman Corp.	65,238	37,616,883
*	NPK International, Inc.	265,959	2,398,950

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NV5 Global, Inc.	121,618	$2,730,324
	nVent Electric PLC	168,869	13,242,707
*	NWPX Infrastructure, Inc.	26,331	1,100,109
#	Old Dominion Freight Line, Inc.	121,705	18,164,471
#	Omega Flex, Inc.	12,098	385,926
*	OPENLANE, Inc.	226,216	5,573,962
*	Optex Systems Holdings, Inc.	1,476	17,446
*	Orion Group Holdings, Inc.	107,786	798,694
	Oshkosh Corp.	140,668	17,798,722
	Otis Worldwide Corp.	256,975	22,020,188
	Owens Corning	171,211	23,871,950
	PACCAR, Inc.	459,736	45,403,527
*	Palladyne AI Corp.	5,149	42,119
*	PAMT Corp.	56,632	641,641
	Pangaea Logistics Solutions Ltd.	86,986	423,622
	Park Aerospace Corp.	32,282	581,722
	Parker-Hannifin Corp.	51,869	37,962,921
	Park-Ohio Holdings Corp.	40,929	671,236
#*	Parsons Corp.	110,024	8,163,781
	Paychex, Inc.	242,965	35,067,138
#	Paycom Software, Inc.	61,833	14,316,813
*	Paylocity Holding Corp.	37,905	7,007,876
	Pentair PLC	224,191	22,912,320
#*	Perma-Fix Environmental Services, Inc.	20,738	238,902
*	Perma-Pipe International Holdings, Inc.	16,930	375,169
	Pioneer Power Solutions, Inc.	3,944	12,305
#	Pitney Bowes, Inc.	97,498	1,107,577
*	Planet Labs PBC	225,420	1,408,875
#	Powell Industries, Inc.	28,613	6,784,142
	Preformed Line Products Co.	13,546	2,090,554
	Primoris Services Corp.	115,371	10,864,487
*	Proto Labs, Inc.	46,639	2,011,074
	Quad/Graphics, Inc.	71,371	380,407
	Quanex Building Products Corp.	50,885	991,240
		Shares	Value†
INDUSTRIALS — (Continued)
	Quanta Services, Inc.	72,614	$29,490,724
*	Quest Resource Holding Corp.	19,515	39,225
*	Radiant Logistics, Inc.	123,080	727,403
*	RBC Bearings, Inc.	32,714	12,671,441
*	RCM Technologies, Inc.	616	14,852
	Regal Rexnord Corp.	117,764	18,003,760
	Republic Services, Inc.	105,204	24,265,303
*	Resideo Technologies, Inc.	243,866	6,657,542
	REV Group, Inc.	115,033	5,699,885
	Robert Half, Inc.	102,154	3,770,504
#*	Rocket Lab Corp.	296,971	13,636,908
	Rockwell Automation, Inc.	93,198	32,778,669
	Rollins, Inc.	308,556	17,671,002
	RTX Corp.	701,753	110,575,220
	Rush Enterprises, Inc. (RUSHA US), Class A	178,054	9,639,844
#	Rush Enterprises, Inc. (RUSHB US), Class B	24,240	1,316,474
#*	RXO, Inc.	232,027	3,584,817
	Ryder System, Inc.	89,336	15,875,901
#*	Saia, Inc.	26,628	8,048,047
	Schneider National, Inc., Class B	68,148	1,666,219
	Science Applications International Corp.	109,550	12,212,634
	Sensata Technologies Holding PLC	52,548	1,616,376
*	SIFCO Industries, Inc.	7,118	34,593
#	Simpson Manufacturing Co., Inc.	63,093	11,320,777
#*	SiteOne Landscape Supply, Inc.	65,228	8,990,375
*	Skillsoft Corp.	648	9,240
*	SkyWest, Inc.	82,480	9,564,381
	Snap-on, Inc.	55,011	17,668,983
#	Southwest Airlines Co.	743,209	22,987,454
*	SPX Technologies, Inc.	70,452	12,849,740
	SS&C Technologies Holdings, Inc.	216,769	18,529,414

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Standex International Corp.	18,209	$2,999,751
#	Stanley Black & Decker, Inc.	144,403	9,768,863
	Steelcase, Inc., Class A	142,989	1,477,076
#*	Sterling Infrastructure, Inc.	55,880	14,952,929
*	Stratasys Ltd.	31,627	342,520
*	Sun Country Airlines Holdings, Inc.	15,500	179,645
#*	Sunrun, Inc.	265,032	2,719,228
*	TaskUS, Inc., Class A	42,105	719,153
*	Taylor Devices, Inc.	4,486	202,319
*	Team, Inc.	204	3,352
	Tecnoglass, Inc.	77,010	6,009,090
	Tennant Co.	33,764	2,786,881
	Terex Corp.	174,548	8,877,511
#	Tetra Tech, Inc.	344,745	12,665,931
	Textron, Inc.	181,789	14,137,731
*	Thermon Group Holdings, Inc.	65,902	1,863,709
#	Timken Co.	130,912	9,961,094
#*	Titan International, Inc.	170,799	1,444,960
#*	Titan Machinery, Inc.	45,289	874,983
	Toro Co.	154,432	11,466,576
	Trane Technologies PLC	71,549	31,344,186
#*	Transcat, Inc.	17,121	1,308,558
	TransDigm Group, Inc.	8,472	13,626,873
	TransUnion	185,589	17,666,217
#*	Trex Co., Inc.	131,472	8,445,761
	TriNet Group, Inc.	81,862	5,551,062
	Trinity Industries, Inc.	164,861	3,841,261
*	TrueBlue, Inc.	48,223	348,170
*	TTEC Holdings, Inc.	32,779	163,239
*	Tutor Perini Corp.	103,591	4,987,907
	Twin Disc, Inc.	21,208	183,449
*	Uber Technologies, Inc.	285,453	25,048,501
	UFP Industries, Inc.	109,319	10,713,262
#*	U-Haul Holding Co. (UHAL US)	21,448	1,240,981
	U-Haul Holding Co. (UHAL/B US)	278,687	14,491,724
	UL Solutions, Inc., Class A	20,140	1,472,637
		Shares	Value†
INDUSTRIALS — (Continued)
*	Ultralife Corp.	41,439	$330,269
	UniFirst Corp.	27,163	4,645,688
	Union Pacific Corp.	437,167	97,037,959
*	United Airlines Holdings, Inc.	448,724	39,626,816
	United Parcel Service, Inc., Class B	359,538	30,977,794
#	United Rentals, Inc.	72,282	63,820,669
#	Universal Logistics Holdings, Inc.	65,730	1,572,919
*	Upwork, Inc.	131,488	1,572,596
*	V2X, Inc.	32,607	1,544,920
	Valmont Industries, Inc.	44,452	16,178,305
	Veralto Corp.	106,950	11,211,568
	Verisk Analytics, Inc.	125,299	34,922,084
*	Verra Mobility Corp.	214,417	5,416,173
	Vertiv Holdings Co., Class A	259,760	37,821,056
#*	Vicor Corp.	50,870	2,260,663
	Virco Mfg. Corp.	31,667	245,103
*	VirTra, Inc.	14,076	99,799
#	VSE Corp.	38,100	5,964,174
	Wabash National Corp.	58,029	577,969
	Waste Management, Inc.	266,340	61,034,474
#	Watsco, Inc. (WSO US)	26,528	11,960,945
»	Watsco, Inc. (WSO/B US), Class B	4,958	2,238,562
	Watts Water Technologies, Inc., Class A	41,364	10,850,604
#	Werner Enterprises, Inc.	193,671	5,368,560
	WESCO International, Inc.	37,766	7,816,051
	Westinghouse Air Brake Technologies Corp.	136,162	26,149,912
*	Wilhelmina International, Inc.	2,470	7,632
*	Willdan Group, Inc.	22,381	1,909,099
#	Willis Lease Finance Corp.	9,383	1,328,445
#	WillScot Holdings Corp.	500,797	14,698,392
	Woodward, Inc.	74,669	19,195,907
	Worthington Enterprises, Inc.	108,311	6,712,033

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	WW Grainger, Inc.	40,749	$42,360,215
#*	Xometry, Inc., Class A	12,154	393,060
#*	XPO, Inc.	188,361	22,657,945
	Xylem, Inc.	193,441	27,975,437
	Zurn Elkay Water Solutions Corp.	187,516	8,297,583
TOTAL INDUSTRIALS			4,714,566,634
INFORMATION TECHNOLOGY — (25.4%)
	A10 Networks, Inc.	93,126	1,715,381
	Accenture PLC, Class A	305,009	81,467,904
*	ACI Worldwide, Inc.	192,375	8,187,480
	Adeia, Inc.	195,302	2,529,161
*	Adobe, Inc.	127,063	45,449,164
#	Advanced Energy Industries, Inc.	56,799	7,890,517
*	Advanced Micro Devices, Inc.	338,161	59,621,166
#*	Agilysys, Inc.	10,871	1,240,164
*	Akamai Technologies, Inc.	159,798	12,194,185
*	Alarm.com Holdings, Inc.	50,186	2,741,661
*	Alithya Group, Inc., Class A	12,242	21,179
*	Allegro MicroSystems, Inc.	63,356	1,990,012
#*	Alpha & Omega Semiconductor Ltd.	55,134	1,404,263
*	Ambarella, Inc.	61,563	4,068,699
	Amdocs Ltd.	152,769	13,040,362
	Amkor Technology, Inc.	601,391	13,567,381
	Amphenol Corp., Class A	306,026	32,594,829
*	AmpliTech Group, Inc.	5,343	15,762
*	Amtech Systems, Inc.	14,266	67,122
	Analog Devices, Inc.	153,770	34,541,355
#*	Appfolio, Inc., Class A	12,247	3,274,603
	Apple, Inc.	7,338,475	1,523,247,256
	Applied Materials, Inc.	242,097	43,591,986
*	Applied Optoelectronics, Inc.	809	18,502
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AppLovin Corp., Class A	254,085	$99,271,009
*	Arista Networks, Inc.	114,421	14,098,956
*	Arrow Electronics, Inc.	113,897	13,212,052
*	ASGN, Inc.	79,281	3,975,149
*	Astera Labs, Inc.	17,273	2,361,737
*	AstroNova, Inc.	16,656	188,213
*	Atlassian Corp., Class A	15,287	2,931,741
#*	Aurora Innovation, Inc.	644,773	3,746,131
*	Autodesk, Inc.	98,414	29,830,268
*	AvePoint, Inc.	87,821	1,675,625
*	Aviat Networks, Inc.	24,776	535,162
	Avnet, Inc.	178,971	9,474,725
*	Axcelis Technologies, Inc.	42,412	2,870,868
	Badger Meter, Inc.	27,283	5,149,939
	Bel Fuse, Inc. (BELFA US), Class A	2,432	278,537
#	Bel Fuse, Inc. (BELFB US), Class B	25,945	3,373,888
	Belden, Inc.	73,942	9,142,928
	Benchmark Electronics, Inc.	75,762	2,916,837
	Bentley Systems, Inc., Class B	121,836	7,064,051
*	Bill Holdings, Inc.	76,260	3,267,741
*	Bit Digital, Inc.	387,199	1,126,749
*	BK Technologies Corp.	4,890	189,928
*	Blackbaud, Inc.	58,588	3,950,003
#*	BlackLine, Inc.	19,742	1,061,725
*	Box, Inc., Class A	203,631	6,536,555
	Broadcom, Inc.	1,227,053	360,385,466
*	C3.ai, Inc., Class A	69,864	1,645,996
*	Cadence Design Systems, Inc.	37,959	13,838,713
*	Calix, Inc.	95,594	5,419,224
#*	CCC Intelligent Solutions Holdings, Inc.	548,426	5,303,279
	CDW Corp.	145,561	25,382,927
*	Cerence, Inc.	15,679	134,839
*	CEVA, Inc.	39,041	834,306
*	Ciena Corp.	217,264	20,170,790
*	Cipher Mining, Inc.	33,041	180,404
*	Cirrus Logic, Inc.	119,439	12,028,702
	Cisco Systems, Inc.	2,247,906	153,037,440

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Clear Secure, Inc., Class A	73,886	$2,172,987
*	Clearfield, Inc.	25,035	1,096,783
*	Clearwater Analytics Holdings, Inc., Class A	5,551	112,463
	Climb Global Solutions, Inc.	9,354	1,103,772
*	Cloudflare, Inc., Class A	6,205	1,288,654
*	Coda Octopus Group, Inc.	22,446	167,223
	Cognex Corp.	95,948	3,911,800
	Cognizant Technology Solutions Corp., Class A	542,303	38,915,663
*	Coherent Corp.	132,983	14,308,971
*	Cohu, Inc.	86,152	1,538,675
*	CommScope Holding Co., Inc.	218,102	1,788,436
*	Commvault Systems, Inc.	16,371	3,109,671
*	Consensus Cloud Solutions, Inc.	21,812	440,166
*	CoreCard Corp.	729	21,105
	Corning, Inc.	742,499	46,955,637
*	Corsair Gaming, Inc.	18,776	170,111
*	CPI Card Group, Inc.	215	4,173
#	Crane NXT Co.	89,399	5,304,937
#*	Credo Technology Group Holding Ltd.	110,212	12,294,149
*	Crexendo, Inc.	15,880	88,452
*	Crowdstrike Holdings, Inc., Class A	8,724	3,965,669
*	CS Disco, Inc.	18,784	74,572
	CSP, Inc.	17,490	179,447
	CTS Corp.	67,175	2,632,588
*	CVD Equipment Corp.	2,764	10,669
*	Daily Journal Corp.	1,842	736,026
#*	Daktronics, Inc.	102,500	1,662,550
*	Data I/O Corp.	4,203	13,618
*	Data Storage Corp.	1,207	5,697
*	Datadog, Inc., Class A	38,674	5,413,587
#*	DatChat, Inc.	3,836	8,976
	Dell Technologies, Inc., Class C	159,887	21,215,406
*	Diebold Nixdorf, Inc.	24,826	1,397,456
*	Digi International, Inc.	83,684	2,728,935
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DigitalOcean Holdings, Inc.	67,076	$1,868,737
*	Diodes, Inc.	96,361	4,757,343
*	Docusign, Inc.	68,940	5,214,622
	Dolby Laboratories, Inc., Class A	110,837	8,350,460
*	Dropbox, Inc., Class A	179,759	4,884,052
*	DXC Technology Co.	216,370	2,944,796
*	Dynatrace, Inc.	175,249	9,219,850
*	E2open Parent Holdings, Inc.	342,505	1,130,266
*	Eastman Kodak Co.	50,393	337,633
*	eGain Corp.	2,952	18,243
*	Electro-Sensors, Inc.	212	940
*	Enphase Energy, Inc.	66,551	2,153,590
#	Entegris, Inc.	75,467	5,921,141
*	EPAM Systems, Inc.	48,773	7,691,990
*	ePlus, Inc.	53,026	3,435,024
#*	EverCommerce, Inc.	280	3,004
*	Everspin Technologies, Inc.	14,120	85,567
*	Expensify, Inc., Class A	22,200	45,066
*	F5, Inc.	79,293	24,852,012
*	Fabrinet	52,285	16,926,223
*	Fair Isaac Corp.	10,898	15,657,375
*	Fastly, Inc., Class A	23,762	161,344
#*	First Solar, Inc.	100,925	17,634,625
*	Flex Ltd.	797,456	39,769,131
*	FormFactor, Inc.	139,515	3,963,621
*	Fortinet, Inc.	227,719	22,749,128
*	Franklin Wireless Corp.	8,801	34,236
	Frequency Electronics, Inc.	36,985	983,801
*	Freshworks, Inc., Class A	73,372	953,102
*	Gartner, Inc.	60,021	20,326,112
	Gen Digital, Inc.	770,619	22,725,554
*	Genasys, Inc.	9,858	15,871
*	GLOBALFOUNDRIES, Inc.	3,293	123,125
*	Globant SA	43,224	3,642,054
*	GoDaddy, Inc., Class A	121,902	19,696,925
*	Grid Dynamics Holdings, Inc.	107,326	1,018,524

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	GSI Technology, Inc.	31,862	$138,600
*	Guidewire Software, Inc.	44,081	9,972,004
	Hackett Group, Inc.	57,071	1,334,891
*	Harmonic, Inc.	244,827	2,083,478
	Hewlett Packard Enterprise Co.	1,250,992	25,883,024
	HP, Inc.	536,451	13,303,985
*	HubSpot, Inc.	8,400	4,365,060
#*	I3 Verticals, Inc., Class A	47,126	1,318,585
*	Ichor Holdings Ltd.	44,365	877,983
*	Identiv, Inc.	33,818	122,759
#*	Informatica, Inc., Class A	37,116	916,765
	Information Services Group, Inc.	43,033	185,472
*	Inseego Corp.	1,482	9,811
#*	Insight Enterprises, Inc.	48,925	5,801,526
*	Intapp, Inc.	19,074	763,914
	Intel Corp.	928,943	18,393,071
*	Intellicheck, Inc.	1,258	6,227
*	Intellinetics, Inc.	207	2,494
#	InterDigital, Inc.	88,259	22,788,474
	International Business Machines Corp.	547,292	138,546,970
*	inTEST Corp.	25,923	181,202
	Intuit, Inc.	41,952	32,937,774
*	Inuvo, Inc.	3,522	17,187
*	IonQ, Inc.	4,327	172,517
#*	IPG Photonics Corp.	66,639	4,990,595
*	Itron, Inc.	102,615	12,779,672
	Jabil, Inc.	142,454	31,791,459
*	Jamf Holding Corp.	138,487	1,099,587
*	JFrog Ltd.	163,007	7,076,134
*	Key Tronic Corp.	22,454	66,015
*	Keysight Technologies, Inc.	144,880	23,747,281
*	Kimball Electronics, Inc.	46,471	871,796
	KLA Corp.	60,745	53,396,677
*	Klaviyo, Inc., Class A	3,688	114,697
*	Knowles Corp.	245,716	4,990,492
#	Kulicke & Soffa Industries, Inc.	99,345	3,254,542
*	KVH Industries, Inc.	68,090	360,196
*	Kyndryl Holdings, Inc.	385,428	14,557,616
	Lam Research Corp.	578,826	54,895,858
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Lantronix, Inc.	70,683	$226,892
#*	Lattice Semiconductor Corp.	53,514	2,666,603
*	LGL Group, Inc.	6,640	48,308
	Littelfuse, Inc.	44,736	11,511,915
*	LiveRamp Holdings, Inc.	121,829	3,998,428
#*	Lumentum Holdings, Inc.	56,299	6,197,394
*	MACOM Technology Solutions Holdings, Inc.	61,716	8,463,732
*	Magnachip Semiconductor Corp.	8,656	35,490
*	Manhattan Associates, Inc.	57,118	12,546,540
	Marvell Technology, Inc.	331,935	26,677,616
*	MaxLinear, Inc.	92,565	1,464,378
*	Meridianlink, Inc.	51,141	817,233
	Methode Electronics, Inc.	49,288	323,329
	Microchip Technology, Inc.	211,115	14,269,263
	Micron Technology, Inc.	365,869	39,930,943
	Microsoft Corp.	3,525,596	1,880,905,466
*	Mirion Technologies, Inc.	231,728	5,179,121
*	Mitek Systems, Inc.	64,337	580,320
	MKS, Inc.	26,359	2,508,850
*	MongoDB, Inc.	58,535	13,924,891
	Monolithic Power Systems, Inc.	16,385	11,653,667
	Motorola Solutions, Inc.	83,350	36,588,983
*	M-Tron Industries, Inc.	3,320	146,014
*	N-able, Inc.	180,809	1,460,937
#	Napco Security Technologies, Inc.	44,000	1,343,320
#*	nCino, Inc.	113,636	3,173,285
#*	NCR Voyix Corp.	130,816	1,781,714
	NetApp, Inc.	241,476	25,144,896
*	NETGEAR, Inc.	76,133	1,770,092
*	NetScout Systems, Inc.	105,686	2,263,794
*	NetSol Technologies, Inc.	4,199	17,090
*	nLight, Inc.	67,433	1,416,767

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Nortech Systems, Inc.	446	$3,751
*	Novanta, Inc.	31,558	3,882,265
*	Nutanix, Inc., Class A	143,342	10,775,018
#	NVE Corp.	5,773	365,604
	NVIDIA Corp.	11,134,534	1,980,499,563
	NXP Semiconductors NV	136,067	29,087,043
#*	Okta, Inc.	143,012	13,986,574
#*	ON Semiconductor Corp.	383,570	21,618,005
*	ON24, Inc.	40,244	199,610
	OneSpan, Inc.	59,022	870,574
*	Onto Innovation, Inc.	44,086	4,177,148
*	Ooma, Inc.	3,797	43,210
*	Optical Cable Corp.	4,427	19,833
	Oracle Corp.	762,631	193,532,869
#*	OSI Systems, Inc.	32,208	7,118,290
*	Ouster, Inc.	19,532	456,658
*	Palantir Technologies, Inc., Class A	413,256	65,439,088
*	Palo Alto Networks, Inc.	50,290	8,730,344
#*	PAR Technology Corp.	45,313	2,754,124
	PC Connection, Inc.	60,461	3,723,793
*	PDF Solutions, Inc.	81,770	1,817,747
#	Pegasystems, Inc.	178,922	10,504,511
#*	Penguin Solutions, Inc.	140,472	3,310,925
*	Photronics, Inc.	168,184	3,424,226
*»	Pivotal Software, Inc.	73,758	0
*	Plexus Corp.	49,035	6,251,962
	Power Integrations, Inc.	84,908	4,119,736
*	Powerfleet, Inc. NJ	48,923	198,627
	Progress Software Corp.	113,899	5,476,264
#*	PTC, Inc.	47,042	10,105,092
*	Pure Storage, Inc., Class A	103,915	6,185,021
*	Q2 Holdings, Inc.	29,006	2,355,287
*	Qorvo, Inc.	110,552	9,242,147
	QUALCOMM, Inc.	817,724	120,009,174
*	Qualys, Inc.	59,223	7,880,805
#*	QuickLogic Corp.	4,090	25,931
*	Ralliant Corp.	81,985	3,748,354
*	Rambus, Inc.	162,020	11,978,139
	Red Violet, Inc.	3,910	173,330
*	Research Solutions, Inc.	3,464	9,232
*	RF Industries Ltd.	19,118	157,532
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ribbon Communications, Inc.	261,667	$983,868
	Richardson Electronics Ltd.	31,325	315,756
*	RingCentral, Inc., Class A	46,734	1,191,250
*	Rogers Corp.	30,439	1,996,190
	Roper Technologies, Inc.	42,281	23,271,462
	Salesforce, Inc.	170,464	44,035,965
*	Samsara, Inc., Class A	69,922	2,659,134
*	Sandisk Corp.	64,903	2,785,637
*	Sanmina Corp.	144,395	16,755,596
	Sapiens International Corp. NV	62,251	1,706,300
*	ScanSource, Inc.	92,591	3,596,234
#	Seagate Technology Holdings PLC	92,831	14,575,395
*	SEMrush Holdings, Inc., Class A	62,484	559,857
*	Semtech Corp.	9,261	473,237
*	SentinelOne, Inc., Class A	394,294	7,231,352
*	ServiceNow, Inc.	16,301	15,373,799
*	Silicon Laboratories, Inc.	48,176	6,348,152
#*	SiTime Corp.	19,153	3,885,186
*	SkyWater Technology, Inc.	217	1,942
	Skyworks Solutions, Inc.	121,171	8,305,060
*	Snowflake, Inc., Class A	23,360	5,220,960
*	Sono-Tek Corp.	489	1,619
*	SoundThinking, Inc.	767	8,751
*	Sprinklr, Inc., Class A	69,056	622,195
*	SPS Commerce, Inc.	5,917	644,154
»	SRAX, Inc.	3,513	351
*	Synaptics, Inc.	69,770	4,374,579
*	Synchronoss Technologies, Inc.	1,336	9,780
*	Synopsys, Inc.	16,383	10,378,139
	Taitron Components, Inc., Class A	3,089	6,703
	TD SYNNEX Corp.	99,918	14,427,160
#	TE Connectivity PLC	215,681	44,376,366

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Teledyne Technologies, Inc.	35,270	$19,434,475
*	Telos Corp.	11,369	29,218
*	Teradata Corp.	95,032	1,989,020
	Teradyne, Inc.	112,658	12,102,849
	Texas Instruments, Inc.	524,903	95,038,937
*	TransAct Technologies, Inc.	2,989	11,269
*	Trimble, Inc.	227,402	19,076,754
*	Trio-Tech International	3,963	21,559
*	TTM Technologies, Inc.	270,648	12,788,118
*	Turtle Beach Corp.	3,982	57,898
*	Twilio, Inc., Class A	130,616	16,849,464
*	Tyler Technologies, Inc.	16,912	9,886,079
*	UiPath, Inc., Class A	462,750	5,437,312
*	Ultra Clean Holdings, Inc.	57,744	1,300,395
*	Unisys Corp.	2,136	8,822
#*	Unity Software, Inc.	185,084	6,174,402
	Universal Display Corp.	40,337	5,824,663
#*	Veeco Instruments, Inc.	87,846	1,825,440
*	Verint Systems, Inc.	77,151	1,641,773
	VeriSign, Inc.	41,695	11,210,535
#*	Vertex, Inc., Class A	34,559	1,146,322
*	Viant Technology, Inc., Class A	2,633	38,178
*	Viasat, Inc.	4,366	71,733
*	Viavi Solutions, Inc.	444,732	4,469,557
	Vishay Intertechnology, Inc.	192,108	3,148,650
*	Vishay Precision Group, Inc.	22,666	601,102
	Vontier Corp.	222,273	9,217,661
#	Western Digital Corp.	395,478	31,120,164
*	WidePoint Corp.	562	1,692
*	Workday, Inc., Class A	60,058	13,776,104
#	Xerox Holdings Corp.	159,100	644,355
*	Xperi, Inc.	15,983	96,218
*	Yext, Inc.	61,575	499,989
*	Zebra Technologies Corp., Class A	44,595	15,118,597
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zoom Communications, Inc.	219,985	$16,289,889
*	Zscaler, Inc.	19,041	5,437,348
TOTAL INFORMATION TECHNOLOGY			8,891,126,545
MATERIALS — (3.2%)
	AdvanSix, Inc.	43,961	884,495
	Air Products & Chemicals, Inc.	103,857	29,898,353
#	Albemarle Corp.	103,076	6,993,707
	Alcoa Corp.	169,171	5,070,055
*	Alpha Metallurgical Resources, Inc.	11,497	1,357,451
	Amcor PLC	3,550,970	33,201,569
*	American Biltrite, Inc.	36	4,464
*	Ampco-Pittsburgh Corp.	3,911	12,633
	AptarGroup, Inc.	107,339	16,867,250
	Ardagh Metal Packaging SA	60,566	239,841
*	Arq, Inc.	33,633	179,937
*	Ascent Industries Co.	19,088	244,899
	Ashland, Inc.	64,888	3,345,625
*	Aspen Aerogels, Inc.	96,937	742,537
	Avery Dennison Corp.	136,814	22,953,285
	Avient Corp.	162,375	5,126,179
*	Axalta Coating Systems Ltd.	290,013	8,213,168
	Balchem Corp.	49,200	7,501,524
	Ball Corp.	264,562	15,148,820
	Cabot Corp.	105,328	7,602,575
	Caledonia Mining Corp. PLC	1,563	30,775
	Carpenter Technology Corp.	130,108	32,447,634
	Celanese Corp.	106,191	5,546,356
*	Century Aluminum Co.	168,886	3,577,005
	CF Industries Holdings, Inc.	247,915	23,013,949
	Chemours Co.	65,914	789,650
*	Clearwater Paper Corp.	101,220	2,283,523
#*	Cleveland-Cliffs, Inc.	296,519	3,119,380
*	Coeur Mining, Inc.	738,660	6,418,955
	Commercial Metals Co.	252,512	13,095,272
*	Compass Minerals International, Inc.	29,915	596,206

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	17,303	$287,922
	Corteva, Inc.	458,974	33,105,795
	CRH PLC (CRHCF US)	226,462	21,615,798
#	Crown Holdings, Inc.	272,535	27,079,078
*	Dakota Gold Corp.	18,042	64,951
	Dow, Inc.	564,839	13,155,100
	DuPont de Nemours, Inc.	175,942	12,650,230
	Eagle Materials, Inc.	59,064	13,247,465
	Eastman Chemical Co.	148,168	10,758,478
	Ecolab, Inc.	78,139	20,453,665
*	Ecovyst, Inc.	57,236	492,802
#	Element Solutions, Inc.	522,114	12,321,890
	Flexible Solutions International, Inc.	3,460	18,449
*	Flotek Industries, Inc.	22,680	273,294
	FMC Corp.	146,857	5,733,297
	Fortitude Gold Corp.	54,214	190,833
	Freeport-McMoRan, Inc.	794,665	31,977,320
	Friedman Industries, Inc.	15,398	233,434
#	Graphic Packaging Holding Co.	617,937	13,817,071
	Greif, Inc. (GEF US), Class A	49,438	3,135,852
	Greif, Inc. (GEF/B US), Class B	21,942	1,440,492
#	Hawkins, Inc.	48,109	7,855,238
	HB Fuller Co.	97,679	5,489,560
	Hecla Mining Co.	884,682	5,078,075
	Huntsman Corp.	212,152	2,057,874
*	Idaho Strategic Resources, Inc.	1,131	18,548
*	Ingevity Corp.	45,710	1,910,221
	Innospec, Inc.	45,180	3,609,882
	International Flavors & Fragrances, Inc.	176,713	12,551,924
#	International Paper Co.	353,899	16,541,239
*	Intrepid Potash, Inc.	24,675	821,184
*	James Hardie Industries PLC	158,550	4,112,787
	Kaiser Aluminum Corp.	22,132	1,711,025
*	Knife River Corp.	114,546	9,447,754
		Shares	Value†
MATERIALS — (Continued)
	Koppers Holdings, Inc.	39,017	$1,282,099
	Kronos Worldwide, Inc.	88,174	471,731
	Linde PLC	197,711	90,998,465
	Louisiana-Pacific Corp.	125,962	11,388,224
#*	LSB Industries, Inc.	102,027	788,669
#	LyondellBasell Industries NV, Class A	184,101	10,664,971
	Martin Marietta Materials, Inc.	48,758	28,029,999
	Materion Corp.	45,629	4,804,734
	Mativ Holdings, Inc.	72,842	482,214
*	McEwen, Inc.	11,457	116,403
	Mercer International, Inc.	92,160	341,914
*	Metallus, Inc.	110,899	1,752,204
	Minerals Technologies, Inc.	57,438	3,340,020
	Mosaic Co.	226,969	8,173,154
#*	MP Materials Corp.	176,978	10,884,147
	Myers Industries, Inc.	49,046	718,524
	NewMarket Corp.	17,077	11,731,899
#	Newmont Corp.	753,152	46,770,739
	Nexa Resources SA	21,304	103,111
	Northern Technologies International Corp.	21,837	168,145
	Nucor Corp.	215,596	30,845,320
*	O-I Glass, Inc.	72,209	939,439
	Olin Corp.	312,035	5,909,943
	Olympic Steel, Inc.	29,553	919,098
	Orion SA	17,423	169,003
	Packaging Corp. of America	105,158	20,374,362
#*	Perimeter Solutions, Inc.	127,758	2,060,737
	PPG Industries, Inc.	213,759	22,551,574
	Quaker Chemical Corp.	3,787	433,309
#	Ramaco Resources, Inc. (METC US), Class A	41,213	838,685
	Ramaco Resources, Inc. (METCB US), Class B	5,367	72,884
*	Ranpak Holdings Corp.	27,705	101,123
*	Rayonier Advanced Materials, Inc.	94,639	363,414

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Reliance, Inc.	63,459	$18,411,360
††	Resolute Forest Products, Inc.	229,171	61,028
#	Royal Gold, Inc.	98,520	14,917,898
	RPM International, Inc.	170,372	20,003,376
	Ryerson Holding Corp.	67,693	1,394,476
	Scotts Miracle-Gro Co.	39,910	2,500,761
	Sealed Air Corp.	188,699	5,523,220
	Sensient Technologies Corp.	87,506	9,826,049
	Sherwin-Williams Co.	134,875	44,627,440
	Silgan Holdings, Inc.	262,402	12,209,565
*	Smith-Midland Corp.	778	27,051
	Smurfit WestRock PLC	234,379	10,401,740
	Sonoco Products Co.	242,343	10,922,399
#	Southern Copper Corp.	58,698	5,527,004
	Steel Dynamics, Inc.	211,105	26,928,554
	Stepan Co.	38,806	1,970,181
	SunCoke Energy, Inc.	148,587	1,098,058
	Sylvamo Corp.	61,083	2,814,094
*	Tredegar Corp.	7,380	64,280
#	TriMas Corp.	80,411	2,873,085
	Tronox Holdings PLC	185,984	593,289
*	U.S. Gold Corp.	6,134	62,689
	U.S. Lime & Minerals, Inc.	52,548	5,232,730
	Vulcan Materials Co.	116,859	32,097,662
#	Warrior Met Coal, Inc.	126,547	6,501,985
#	Westlake Corp.	50,760	4,025,268
	Worthington Steel, Inc.	92,325	2,817,759
TOTAL MATERIALS			1,111,788,857
REAL ESTATE — (0.4%)
*	AMREP Corp.	9,398	209,105
*	Anywhere Real Estate, Inc.	156,746	724,167
*	CBRE Group, Inc., Class A	271,159	42,230,303
*	CKX Lands, Inc.	2,161	25,943
*	Compass, Inc., Class A	545,556	4,331,715
		Shares	Value†
REAL ESTATE — (Continued)
*	Comstock Holding Cos., Inc.	4,554	$56,561
*	CoStar Group, Inc.	192,567	18,330,453
*	Cushman & Wakefield PLC	316,542	3,858,647
*	Douglas Elliman, Inc.	27,019	74,302
	eXp World Holdings, Inc.	29,327	316,145
*	Five Point Holdings LLC, Class A	104,641	557,737
*	Forestar Group, Inc.	59,853	1,484,354
*	FRP Holdings, Inc.	49,116	1,296,662
*	Howard Hughes Holdings, Inc.	114,263	7,853,296
*	Jones Lang LaSalle, Inc.	81,107	21,928,088
*»	JW Mays, Inc.	2,713	108,439
	Kennedy-Wilson Holdings, Inc.	167,070	1,222,952
	Marcus & Millichap, Inc.	87,841	2,737,126
#*	Maui Land & Pineapple Co., Inc.	12,278	208,849
*	Millrose Properties, Inc.	14,450	433,355
	Newmark Group, Inc., Class A	278,010	4,217,412
*	RE/MAX Holdings, Inc., Class A	9,696	74,562
	RMR Group, Inc., Class A	23,160	371,950
*	Seaport Entertainment Group, Inc.	28,788	664,139
	St. Joe Co.	129,189	6,524,044
*	Stratus Properties, Inc.	10,220	162,856
#*	Tejon Ranch Co.	37,349	670,788
*	Zillow Group, Inc. (Z US), Class C	170,206	13,539,887
#*	Zillow Group, Inc. (ZG US), Class A	58,846	4,516,430
TOTAL REAL ESTATE			138,730,267
UTILITIES — (2.3%)
	AES Corp.	380,187	4,999,459
	ALLETE, Inc.	66,245	4,367,533
	Alliant Energy Corp.	189,574	12,324,206
	Ameren Corp.	114,460	11,575,340

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	American Electric Power Co., Inc.	221,751	$25,088,908
	American States Water Co.	42,984	3,163,193
	American Water Works Co., Inc.	76,643	10,748,414
	Artesian Resources Corp., Class A	10,522	343,543
	Atmos Energy Corp.	92,101	14,360,388
	Avista Corp.	102,895	3,837,984
	Black Hills Corp.	68,263	3,944,236
	Brookfield Renewable Corp.	11,860	434,432
	California Water Service Group	66,493	3,023,437
	CenterPoint Energy, Inc.	369,830	14,356,801
	Chesapeake Utilities Corp.	26,038	3,121,435
	Clearway Energy, Inc. (CWEN US), Class C	109,210	3,563,522
	Clearway Energy, Inc. (CWENA US), Class A	21,418	659,246
	CMS Energy Corp.	174,494	12,877,657
	Consolidated Edison, Inc.	145,724	15,082,434
#	Consolidated Water Co. Ltd.	20,289	590,207
	Constellation Energy Corp.	77,855	27,081,083
	Dominion Energy, Inc.	280,920	16,419,774
	DTE Energy Co.	105,448	14,595,058
	Duke Energy Corp.	144,772	17,610,066
	Edison International	141,396	7,369,560
	Entergy Corp.	215,812	19,515,879
	Essential Utilities, Inc.	212,442	7,817,866
	Evergy, Inc.	216,513	15,329,120
	Eversource Energy	167,359	11,062,430
#	Exelon Corp.	391,646	17,600,571
#	FirstEnergy Corp.	308,591	13,179,922
	Genie Energy Ltd., Class B	49,931	1,014,598
	Global Water Resources, Inc.	821	7,841
	H2O America	38,156	1,842,553
*	Hallador Energy Co.	20,536	362,255
*	Hawaiian Electric Industries, Inc.	43,059	461,592
#	IDACORP, Inc.	68,279	8,557,407
		Shares	Value†
UTILITIES — (Continued)
	MDU Resources Group, Inc.	369,855	$6,379,999
#	MGE Energy, Inc.	47,967	4,074,317
	Middlesex Water Co.	20,348	1,049,957
	National Fuel Gas Co.	49,829	4,324,659
	New Jersey Resources Corp.	166,681	7,652,325
	NextEra Energy, Inc.	402,588	28,607,903
	NiSource, Inc.	320,661	13,612,059
	Northwest Natural Holding Co.	40,506	1,617,000
	Northwestern Energy Group, Inc.	59,193	3,178,664
	NRG Energy, Inc.	537,776	89,916,147
	OGE Energy Corp.	193,838	8,804,122
	ONE Gas, Inc.	69,686	5,066,172
	Ormat Technologies, Inc.	125,380	11,210,226
#	Otter Tail Corp.	68,475	5,284,900
	PG&E Corp.	638,161	8,947,017
	Pinnacle West Capital Corp.	77,250	7,000,395
	Portland General Electric Co.	120,220	4,943,446
#	PPL Corp.	371,995	13,276,502
	Public Service Enterprise Group, Inc.	296,330	26,607,471
*	Pure Cycle Corp.	41,462	406,328
	RGC Resources, Inc.	9,760	196,566
	Sempra	213,603	17,447,093
#	Southern Co.	226,157	21,367,313
	Southwest Gas Holdings, Inc.	74,614	5,830,338
	Spire, Inc.	71,074	5,292,881
*	Talen Energy Corp.	11,911	4,497,236
	TXNM Energy, Inc.	74,020	4,203,596
#	UGI Corp.	258,497	9,352,421
	Unitil Corp.	26,478	1,365,735
	Vistra Corp.	589,319	122,896,584
#	WEC Energy Group, Inc.	107,977	11,778,131
	Xcel Energy, Inc.	270,396	19,857,882
	York Water Co.	20,837	630,528
TOTAL UTILITIES			804,965,863
TOTAL COMMON STOCKS			34,015,317,379

U.S. Core Equity 2 Portfolio
CONTINUED
	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» M-Tron Industries, Inc. Warrants 03/11/2028	3,320	$5,976
TOTAL RIGHTS/WARRANTS		5,976
TOTAL INVESTMENT SECURITIES (Cost $12,612,913,857)		34,015,323,355

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	296,755,755	296,755,755
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	55,685,693	$644,116,410
TOTAL INVESTMENTS — (100.0%)
(Cost $13,553,758,133)^^			$34,956,195,520
As of July 31, 2025, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	920	09/19/25	$288,519,983	$293,215,500	$4,695,517
Total Futures Contracts			$288,519,983	$293,215,500	$4,695,517
As of July 31, 2025, the value of Rule 144A securities amounted to $273,060 or 0.0% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$3,001,434,106	—	—	$3,001,434,106
Consumer Discretionary	3,259,903,027	—	—	3,259,903,027
Consumer Staples	1,858,666,344	$245,303	—	1,858,911,647
Energy	1,621,763,470	—	—	1,621,763,470
Financials	5,936,366,093	43,432	—	5,936,409,525
Health Care	2,674,716,030	5,203	$996,205	2,675,717,438
Industrials	4,712,234,080	2,331,918	636	4,714,566,634
Information Technology	8,891,126,194	351	—	8,891,126,545
Materials	1,111,727,829	—	61,028	1,111,788,857
Real Estate	138,621,828	108,439	—	138,730,267
Utilities	804,965,863	—	—	804,965,863

U.S. Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Information Technology	—	$5,976	—	$5,976
Temporary Cash Investments	$296,755,755	—	—	296,755,755
Securities Lending Collateral	—	644,116,410	—	644,116,410
Total Investments in Securities	$34,308,280,619	$646,857,032	$1,057,869˂˃	$34,956,195,520
Financial Instruments
Assets
Futures Contracts**	4,695,517	—	—	4,695,517
Total Financial Instruments	$4,695,517	—	—	$4,695,517
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (7.8%)
	Alphabet, Inc. (GOOG US), Class C	278,413	$53,694,731
	Alphabet, Inc. (GOOGL US), Class A	329,804	63,289,388
*	AMC Networks, Inc., Class A	4,894	29,315
*	Angi, Inc.	4,120	66,826
	AT&T, Inc.	691,618	18,957,249
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	292	13,753
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	41	1,827
	ATN International, Inc.	3,917	67,177
*	Bandwidth, Inc., Class A	17,147	238,515
*	Boston Omaha Corp., Class A	9,871	132,765
	Cable One, Inc.	1,090	139,498
*	Cargurus, Inc.	19,435	637,857
*	Cars.com, Inc.	42,843	551,389
#*	Charter Communications, Inc., Class A	33,943	9,142,886
#	Cinemark Holdings, Inc.	74,142	1,992,196
*	Cineverse Corp.	2,980	15,019
	Comcast Corp., Class A	281,916	9,368,069
*	Creative Realities, Inc.	100	272
*	DoubleVerify Holdings, Inc.	1,278	19,579
*	EchoStar Corp., Class A	1,670	54,425
	Electronic Arts, Inc.	23,552	3,591,444
	Entravision Communications Corp., Class A	72,522	160,274
*	Eventbrite, Inc., Class A	9,491	23,158
*	EW Scripps Co., Class A	15,700	46,943
	Fox Corp. (FOXA US), Class A	93,567	5,217,296
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Frontier Communications Parent, Inc.	120,192	$4,415,854
*	Gaia, Inc.	9,523	39,997
*	Gannett Co., Inc.	33,125	126,206
*	GCI Liberty, Inc. (GLBKV US), Class C	5,474	182,011
*	GCI Liberty, Inc. (GLIBA US), Class A	22	727
	Gray Media, Inc.	52,447	236,536
	Gray Media, Inc., Class A	2,300	24,495
	IDT Corp., Class B	15,524	914,519
*	IMAX Corp.	24,673	636,317
*	Integral Ad Science Holding Corp.	75,918	622,528
	Interpublic Group of Cos., Inc.	80,376	1,977,250
	Iridium Communications, Inc.	65,223	1,595,355
*	IZEA Worldwide, Inc.	62	231
	John Wiley & Sons, Inc. (WLY US), Class A	29,480	1,137,928
*	Lee Enterprises, Inc.	1,284	6,394
*	Liberty Broadband Corp. (LBRDA US), Class A	110	6,724
*	Liberty Broadband Corp. (LBRDK US), Class C	27,371	1,678,390
*	Liberty Global Ltd. (LBTYA US), Class A	64,225	643,534
*	Liberty Global Ltd. (LBTYK US), Class C	56,601	579,028
*	Liberty Latin America Ltd. (LILA US), Class A	20,793	146,591
*	Liberty Latin America Ltd. (LILAK US), Class C	135,519	967,606
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	360	32,443

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	890	$89,312
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	3,558	291,044
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	13,869	1,168,186
*	Lionsgate Studios Corp.	60,088	355,721
*	Lumen Technologies, Inc.	391,771	1,743,381
*	Madison Square Garden Entertainment Corp.	13,611	514,360
*	Madison Square Garden Sports Corp.	2,347	474,329
*	Magnite, Inc.	2,873	66,108
	Marcus Corp.	12,500	204,625
	Meta Platforms, Inc., Class A	165,590	128,073,930
	New York Times Co., Class A	49,257	2,555,946
	News Corp. (NWS US), Class B	7,263	242,729
	News Corp. (NWSA US), Class A	127,975	3,752,227
	Nexstar Media Group, Inc.	14,997	2,806,089
*	Nextdoor Holdings, Inc.	79,049	138,336
#	Omnicom Group, Inc.	38,949	2,806,275
#	Paramount Global (PARAA US), Class A	3,778	72,122
*	PubMatic, Inc., Class A	23,587	283,280
*	QuinStreet, Inc.	629	10,322
*	Reservoir Media, Inc.	7,804	61,964
*	Roku, Inc.	1,931	181,823
	Saga Communications, Inc., Class A	2,124	26,762
	Scholastic Corp.	15,950	393,487
	Shenandoah Telecommunications Co.	32,034	470,259
#	Shutterstock, Inc.	13,290	254,636
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Sirius XM Holdings, Inc.	9,254	$195,444
*	Sphere Entertainment Co.	21,460	923,853
	Spok Holdings, Inc.	12,013	220,318
*	Stagwell, Inc.	50,134	287,268
*	Starz Entertainment Corp.	4,004	58,258
	Sunrise Communications AG, ADR, Class A	15,781	837,340
*	TechTarget, Inc.	17,658	127,844
	TEGNA, Inc.	141,558	2,364,019
	Telephone & Data Systems, Inc.	86,144	3,363,062
	T-Mobile U.S., Inc.	32,374	7,718,285
	Townsquare Media, Inc., Class A	524	3,610
*	Travelzoo	2,472	24,695
*	TripAdvisor, Inc.	13,604	237,934
*	TrueCar, Inc.	52,303	95,714
*	U.S. Cellular Corp.	46,149	3,365,647
	Verizon Communications, Inc.	425,249	18,183,647
*	Vimeo, Inc.	83,030	314,684
	Walt Disney Co.	42,769	5,094,216
*	Warner Bros Discovery, Inc.	397,343	5,233,007
	Warner Music Group Corp., Class A	24,562	718,684
*	WideOpenWest, Inc.	22,903	77,183
*	Yelp, Inc.	33,138	1,140,941
*	Zedge, Inc., Class B	5,669	22,789
*	Ziff Davis, Inc.	24,577	764,836
*	ZoomInfo Technologies, Inc.	157,603	1,706,840
TOTAL COMMUNICATION SERVICES			383,539,886
CONSUMER DISCRETIONARY — (10.6%)
*	1-800-Flowers.com, Inc., Class A	25,052	148,057
*	1stdibs.com, Inc.	14,223	39,255
*	Abercrombie & Fitch Co., Class A	25,312	2,430,458
#	Academy Sports & Outdoors, Inc.	57,320	2,911,283
*	Accel Entertainment, Inc.	4,871	62,641
#	Acushnet Holdings Corp.	53,362	4,248,682
*	Adient PLC	30,408	651,948
	ADT, Inc.	340,730	2,845,095
*	Adtalem Global Education, Inc.	35,462	4,052,243

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Advance Auto Parts, Inc.	19,844	$1,053,121
	A-Mark Precious Metals, Inc.	14,437	307,219
*	Amazon.com, Inc.	391,855	91,737,174
	AMCON Distributing Co.	438	48,176
*	American Axle & Manufacturing Holdings, Inc.	79,396	353,312
	American Eagle Outfitters, Inc.	133,690	1,443,852
*	American Outdoor Brands, Inc.	10,326	97,168
*	American Public Education, Inc.	12,290	362,801
*	America's Car-Mart, Inc.	4,825	217,318
*	Aptiv PLC	51,308	3,521,781
	Aramark	71,176	3,029,251
*	Arhaus, Inc.	19,085	167,185
*	Ark Restaurants Corp.	2,975	25,585
	Arko Corp.	33,810	140,988
*	Asbury Automotive Group, Inc.	7,653	1,699,884
	Autoliv, Inc.	26,841	2,994,114
*	AutoNation, Inc.	17,123	3,298,575
*	AutoZone, Inc.	263	991,084
	Bassett Furniture Industries, Inc.	9,023	142,744
	Bath & Body Works, Inc.	16,472	477,029
*	Beazer Homes USA, Inc.	17,696	415,856
	Best Buy Co., Inc.	57,526	3,742,642
*	Beyond, Inc.	22,601	202,279
*	Biglari Holdings, Inc. (BH US), Class B	1,079	332,677
*	Biglari Holdings, Inc. (BH/A US), Class A	142	211,012
*	Birkenstock Holding PLC	33,320	1,668,999
*	BJ's Restaurants, Inc.	15,067	533,824
	Bloomin' Brands, Inc.	44,701	407,226
	Booking Holdings, Inc.	139	765,064
*	Boot Barn Holdings, Inc.	11,482	1,973,756
	BorgWarner, Inc.	110,754	4,075,747
	Boyd Gaming Corp.	30,753	2,610,930
*	Bright Horizons Family Solutions, Inc.	7,292	824,725
	Brightstar Lottery PLC	102,105	1,515,238
*	Brinker International, Inc.	15,974	2,517,502
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Brunswick Corp.	39,658	$2,311,665
	Buckle, Inc.	31,954	1,577,569
	Build-A-Bear Workshop, Inc.	8,997	456,238
*	Burlington Stores, Inc.	12,261	3,346,763
*	Caesars Entertainment, Inc.	7,463	199,113
	Caleres, Inc.	23,226	318,893
	Camping World Holdings, Inc., Class A	30,208	418,079
*	Capri Holdings Ltd.	44,674	812,620
#*	CarMax, Inc.	36,577	2,070,624
*	Carnival Corp.	131,102	3,902,907
	Carriage Services, Inc.	11,707	525,878
	Carter's, Inc.	2,639	63,969
*	Carvana Co.	2,266	884,125
	Cato Corp., Class A	2,852	8,043
*	Cavco Industries, Inc.	1,350	544,955
	Century Communities, Inc.	23,307	1,311,951
*	Champion Homes, Inc.	12,944	788,290
#	Cheesecake Factory, Inc.	34,456	2,202,083
*	Chewy, Inc., Class A	29,624	1,087,201
*	Chipotle Mexican Grill, Inc.	72,926	3,127,067
#	Choice Hotels International, Inc.	5,438	694,487
	Churchill Downs, Inc.	19,350	2,071,224
*	Citi Trends, Inc.	10,291	314,081
	Clarus Corp.	3,449	12,416
	Columbia Sportswear Co.	16,926	957,504
*	Coursera, Inc.	57,937	732,324
#	Cracker Barrel Old Country Store, Inc.	8,157	505,734
*	Crocs, Inc.	25,662	2,559,271
	Crown Crafts, Inc.	4,355	12,150
*	Culp, Inc.	9,172	38,981
	Dana, Inc.	98,173	1,562,914
	Darden Restaurants, Inc.	18,732	3,777,682
#*	Dave & Buster's Entertainment, Inc.	21,558	630,356
*	Deckers Outdoor Corp.	28,795	3,057,165
#	Designer Brands, Inc., Class A	25,450	71,769
*	Destination XL Group, Inc.	20,561	26,729
	Dick's Sporting Goods, Inc.	15,881	3,358,990
#	Dillard's, Inc., Class A	4,787	2,235,194
	Domino's Pizza, Inc.	792	366,862

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dorman Products, Inc.	15,837	$1,910,259
	DR Horton, Inc.	51,786	7,397,112
*	Dream Finders Homes, Inc., Class A	6,469	163,795
	eBay, Inc.	66,548	6,105,779
*	El Pollo Loco Holdings, Inc.	25,399	261,610
	Escalade, Inc.	9,636	118,426
	Ethan Allen Interiors, Inc.	21,796	648,867
*	Etsy, Inc.	2,977	173,470
*	European Wax Center, Inc., Class A	3,511	16,431
	Expedia Group, Inc.	22,873	4,122,172
*	Figs, Inc., Class A	60,481	393,127
*	First Watch Restaurant Group, Inc.	22,124	382,524
*	Five Below, Inc.	10,014	1,367,111
	Flanigan's Enterprises, Inc.	1,001	32,032
	Flexsteel Industries, Inc.	4,222	143,590
*	Floor & Decor Holdings, Inc., Class A	15,459	1,184,778
*	Foot Locker, Inc.	56,497	1,414,685
	Ford Motor Co.	809,416	8,960,235
*	Fox Factory Holding Corp.	13,049	396,298
*	Frontdoor, Inc.	21,542	1,260,207
*	Full House Resorts, Inc.	6,472	29,642
*	Funko, Inc., Class A	1,705	6,547
#*	GameStop Corp., Class A	44,008	987,980
#	Gap, Inc.	150,044	2,919,856
	Garmin Ltd.	17,698	3,871,614
	General Motors Co.	281,807	15,031,585
*	Genesco, Inc.	9,078	218,417
	Gentex Corp.	117,490	3,104,086
*	Gentherm, Inc.	21,024	673,609
	Genuine Parts Co.	26,331	3,393,539
*	G-III Apparel Group Ltd.	29,494	696,058
*	Good Times Restaurants, Inc.	3,814	5,454
*	Goodyear Tire & Rubber Co.	84,861	872,371
	Graham Holdings Co., Class B	1,322	1,261,426
*	Grand Canyon Education, Inc.	8,898	1,500,470
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Green Brick Partners, Inc.	22,902	$1,418,550
	Group 1 Automotive, Inc.	7,364	3,035,073
	Guess?, Inc.	39,088	508,144
	H&R Block, Inc.	8,683	471,834
	Hamilton Beach Brands Holding Co., Class A	9,256	144,116
*	Hanesbrands, Inc.	232,607	951,363
	Harley-Davidson, Inc.	62,070	1,510,163
	Hasbro, Inc.	26,401	1,984,299
	Haverty Furniture Cos., Inc. (HVT US)	13,505	278,608
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,796	37,123
*	Helen of Troy Ltd.	13,397	294,466
*	Hilton Grand Vacations, Inc.	32,059	1,436,884
	Hilton Worldwide Holdings, Inc.	270	72,382
	Home Depot, Inc.	54,535	20,042,158
	Hooker Furnishings Corp.	12,557	118,664
*	Hovnanian Enterprises, Inc., Class A	2,664	318,268
	Hyatt Hotels Corp., Class A	208	29,322
#	Installed Building Products, Inc.	10,153	2,053,850
*	iRobot Corp.	7,838	32,998
	J Jill, Inc.	2,926	45,880
	JAKKS Pacific, Inc.	7,300	129,283
	Johnson Outdoors, Inc., Class A	7,633	253,416
	KB Home	35,902	1,983,945
	Kohl's Corp.	9,716	105,321
	Kontoor Brands, Inc.	26,504	1,475,213
#	Krispy Kreme, Inc.	32,822	118,816
	Lakeland Industries, Inc.	6,573	91,430
*	Lands' End, Inc.	24,598	288,535
	Las Vegas Sands Corp.	94,501	4,951,852
*	Latham Group, Inc.	13,021	88,282
*	Laureate Education, Inc.	99,781	2,255,051
	La-Z-Boy, Inc.	28,129	1,011,800
	LCI Industries	17,194	1,633,430
	Lear Corp.	27,336	2,577,511
*	Legacy Housing Corp.	1,789	40,038
	Leggett & Platt, Inc.	29,199	278,850

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp. (LEN US), Class A	28,434	$3,189,726
	Lennar Corp. (LENB US), Class B	23	2,465
	Levi Strauss & Co., Class A	9,397	185,027
*	LGI Homes, Inc.	19,033	1,013,888
*	Life Time Group Holdings, Inc.	72,997	2,096,474
	Lifetime Brands, Inc.	17,347	76,327
*	Light & Wonder, Inc.	18,190	1,752,061
*	Lincoln Educational Services Corp.	825	18,868
	Lithia Motors, Inc.	7,776	2,239,488
*	Live Ventures, Inc.	1,595	24,435
	LKQ Corp.	55,518	1,636,115
*	Lovesac Co.	10,487	188,871
*	Lululemon Athletica, Inc.	19,984	4,007,392
*	M/I Homes, Inc.	18,350	2,205,486
	Macy's, Inc.	159,350	2,012,590
*	Malibu Boats, Inc., Class A	11,206	373,272
	Marine Products Corp.	15,913	136,693
*	MarineMax, Inc.	12,539	284,385
	Marriott Vacations Worldwide Corp.	26,314	1,959,604
*	MasterCraft Boat Holdings, Inc.	10,240	198,042
*	Mattel, Inc.	116,396	1,979,896
	Matthews International Corp., Class A	14,802	347,699
	McDonald's Corp.	9,956	2,987,497
	Meritage Homes Corp.	32,624	2,196,900
*	MGM Resorts International	29,407	1,071,885
*	Mister Car Wash, Inc.	35,629	205,757
*	Mobileye Global, Inc., Class A	22,193	316,028
*	Modine Manufacturing Co.	16,487	2,218,491
*	Mohawk Industries, Inc.	24,341	2,787,288
	Monarch Casino & Resort, Inc.	5,624	579,047
	Monro, Inc.	10,989	154,890
*	Motorcar Parts of America, Inc.	7,952	82,462
	Movado Group, Inc.	8,033	124,592
	Murphy USA, Inc.	6,901	2,501,474
	Nathan's Famous, Inc.	726	68,970
*	National Vision Holdings, Inc.	31,673	768,387
	Newell Brands, Inc.	90,239	506,241
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	NIKE, Inc., Class B	69,294	$5,175,569
*	Norwegian Cruise Line Holdings Ltd.	187,224	4,785,445
*	NVR, Inc.	647	4,884,520
*	ODP Corp.	23,242	414,637
*	Ollie's Bargain Outlet Holdings, Inc.	1,031	140,866
	OneSpaWorld Holdings Ltd.	2,252	49,814
*	OneWater Marine, Inc., Class A	6,206	95,200
	Oxford Industries, Inc.	11,199	427,578
	Papa John's International, Inc.	5,773	244,833
	Patrick Industries, Inc.	24,942	2,425,360
*	Penn Entertainment, Inc.	31,008	560,004
#	Penske Automotive Group, Inc.	12,118	2,028,674
	Perdoceo Education Corp.	53,163	1,530,031
*	Petco Health & Wellness Co., Inc.	65,088	195,915
	Phinia, Inc.	27,118	1,374,883
*	Planet Fitness, Inc., Class A	5,527	603,493
	Polaris, Inc.	23,367	1,236,348
	Pool Corp.	5,233	1,612,497
*	Portillo's, Inc., Class A	4,073	40,567
*	Potbelly Corp.	10,165	122,285
	PulteGroup, Inc.	43,348	4,894,856
*	Pursuit Attractions & Hospitality, Inc.	14,530	439,387
	PVH Corp.	27,118	1,991,004
	QEP Co., Inc.	1,475	58,891
	Ralph Lauren Corp.	7,763	2,319,196
*	Rave Restaurant Group, Inc.	572	1,722
	RCI Hospitality Holdings, Inc.	5,138	184,095
	Red Rock Resorts, Inc., Class A	17,245	1,057,981
*	Revolve Group, Inc.	859	17,824
#*	Rivian Automotive, Inc., Class A	207,900	2,675,673
	Rocky Brands, Inc.	6,339	165,828
	Ross Stores, Inc.	63,161	8,624,003
	Royal Caribbean Cruises Ltd.	43,793	13,920,481
*	Sally Beauty Holdings, Inc.	54,590	531,707
*	Savers Value Village, Inc.	6,647	69,195
	Service Corp. International	45,055	3,438,147

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	SharkNinja, Inc.	23,964	$2,782,220
#	Shoe Carnival, Inc.	18,513	378,776
#	Signet Jewelers Ltd.	25,049	1,981,376
*	Skechers USA, Inc., Class A	39,428	2,493,821
*	Sleep Number Corp.	4,209	30,852
	Smith & Wesson Brands, Inc.	38,234	303,960
#	Somnigroup International, Inc.	18,745	1,356,763
#	Sonic Automotive, Inc., Class A	29,694	2,148,361
*	Sonos, Inc.	2,829	30,581
*	Sportsman's Warehouse Holdings, Inc.	18,604	62,695
	Standard Motor Products, Inc.	12,836	389,701
	Starbucks Corp.	4,200	374,472
	Steven Madden Ltd.	50,165	1,204,211
*	Stitch Fix, Inc., Class A	3,541	16,749
*	Stoneridge, Inc.	16,373	126,072
	Strategic Education, Inc.	14,110	1,046,186
*	Strattec Security Corp.	2,434	154,462
*	Stride, Inc.	23,676	3,035,973
	Superior Group of Cos., Inc.	14,299	137,985
	Tandy Leather Factory, Inc.	2,500	8,800
	Tapestry, Inc.	69,999	7,561,992
*	Taylor Morrison Home Corp.	65,253	3,868,198
	Texas Roadhouse, Inc.	14,348	2,656,245
	Thor Industries, Inc.	24,164	2,198,682
*	Tile Shop Holdings, Inc.	37,689	237,818
#*	Tilly's, Inc., Class A	8,798	15,748
	TJX Cos., Inc.	74,152	9,234,149
	Toll Brothers, Inc.	21,506	2,545,450
*	TopBuild Corp.	7,844	2,905,653
*	Topgolf Callaway Brands Corp.	48,972	452,991
	Tractor Supply Co.	58,227	3,316,028
	Travel & Leisure Co.	11,700	693,225
*	Tri Pointe Homes, Inc.	79,644	2,453,035
*	Ulta Beauty, Inc.	6,316	3,252,803
*	Under Armour, Inc. (UA US), Class C	148,769	937,245
*	Under Armour, Inc. (UAA US), Class A	88,422	587,122
*	Unifi, Inc.	8,259	37,496
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	United Parks & Resorts, Inc.	9,502	$449,730
*	Universal Electronics, Inc.	3,297	20,013
*	Universal Technical Institute, Inc.	35,976	1,159,147
	Upbound Group, Inc.	32,310	666,717
*	Urban Outfitters, Inc.	58,061	4,370,832
	Vail Resorts, Inc.	9,624	1,446,102
*	Valvoline, Inc.	35,668	1,257,297
*	Vera Bradley, Inc.	2,039	3,935
	VF Corp.	1,751	20,522
*	Victoria's Secret & Co.	49,527	931,108
*	Visteon Corp.	16,990	1,888,439
	Wendy's Co.	100,078	985,768
	Weyco Group, Inc.	8,527	247,965
#	Whirlpool Corp.	24,958	2,072,512
	Williams-Sonoma, Inc.	23,324	4,362,754
	Wingstop, Inc.	2,537	957,312
	Winmark Corp.	622	234,755
	Winnebago Industries, Inc.	16,365	486,368
	Wolverine World Wide, Inc.	16,445	371,328
	Wyndham Hotels & Resorts, Inc.	24,487	2,105,882
	Wynn Resorts Ltd.	5,127	558,997
*Ω	XPEL, Inc.	2,070	67,668
*	YETI Holdings, Inc.	32,430	1,191,478
	Yum! Brands, Inc.	4,192	604,277
*	Zumiez, Inc.	12,387	169,826
TOTAL CONSUMER DISCRETIONARY			521,817,296
CONSUMER STAPLES — (6.1%)
#	Albertsons Cos., Inc., Class A	189,786	3,647,687
	Alico, Inc.	5,885	189,968
	Andersons, Inc.	28,587	1,026,845
	Archer-Daniels-Midland Co.	55,201	2,990,790
	B&G Foods, Inc.	42,598	174,652
*	BellRing Brands, Inc.	7,524	410,660
*	BJ's Wholesale Club Holdings, Inc.	24,703	2,616,048
*	Boston Beer Co., Inc. , Class A	270	55,912
*	Bridgford Foods Corp.	4,114	31,308
	Brown-Forman Corp. (BF/A US), Class A	3,283	94,025
#	Brown-Forman Corp. (BFB US), Class B	28,041	808,983
	Bunge Global SA	37,652	3,003,123
	Calavo Growers, Inc.	10,416	273,941

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Cal-Maine Foods, Inc.	21,706	$2,412,405
#	Campbell's Co.	84,372	2,693,154
	Casey's General Stores, Inc.	7,225	3,757,939
*	Celsius Holdings, Inc.	3,535	160,277
*	Central Garden & Pet Co. (CENT US)	3,303	128,883
*	Central Garden & Pet Co. (CENTA US), Class A	43,157	1,532,937
*	Chefs' Warehouse, Inc.	21,117	1,447,781
	Church & Dwight Co., Inc.	32,857	3,081,001
	Clorox Co.	13,164	1,652,872
	Coca-Cola Co.	243,401	16,524,494
	Coca-Cola Consolidated, Inc.	18,460	2,062,905
	Colgate-Palmolive Co.	60,105	5,039,804
	Conagra Brands, Inc.	95,438	1,742,698
	Constellation Brands, Inc., Class A	30,797	5,144,331
	Costco Wholesale Corp.	24,956	23,449,656
*	Coty, Inc., Class A	142,903	693,080
*	Darling Ingredients, Inc.	61,571	1,993,669
	Dole PLC	11,591	165,056
	Dollar General Corp.	58,168	6,101,823
*	Dollar Tree, Inc.	40,516	4,600,592
	Edgewell Personal Care Co.	26,001	656,005
*	elf Beauty, Inc.	141	17,088
#	Energizer Holdings, Inc.	21,983	495,057
	Estee Lauder Cos., Inc., Class A	43,151	4,027,714
*	FitLife Brands, Inc.	424	5,300
	Flowers Foods, Inc.	102,083	1,618,016
	Fresh Del Monte Produce, Inc.	38,784	1,457,891
*	Fresh Market, Inc.	6,378	0
	General Mills, Inc.	95,040	4,655,059
*	Grocery Outlet Holding Corp.	27,111	357,052
*	Hain Celestial Group, Inc.	17,672	27,745
	Hershey Co.	22,709	4,226,826
*	Honest Co., Inc.	2,770	12,770
	Hormel Foods Corp.	93,897	2,637,567
	Ingles Markets, Inc., Class A	10,944	688,706
	Ingredion, Inc.	25,622	3,370,318
#	Interparfums, Inc.	13,892	1,675,375
	J&J Snack Foods Corp.	11,461	1,293,832
	J.M. Smucker Co.	23,191	2,489,322
		Shares	Value†
CONSUMER STAPLES — (Continued)
	John B Sanfilippo & Son, Inc.	6,538	$413,921
	Kenvue, Inc.	237,281	5,087,305
	Keurig Dr. Pepper, Inc.	121,099	3,953,882
	Kimberly-Clark Corp.	43,614	5,435,177
	Kraft Heinz Co.	101,934	2,799,108
	Kroger Co.	174,096	12,204,130
	Lamb Weston Holdings, Inc.	35,448	2,023,017
#	Lifevantage Corp.	7,128	89,456
*	Lifeway Foods, Inc.	6,493	163,753
	Limoneira Co.	10,401	152,687
	Marzetti Co.	7,532	1,338,888
	McCormick & Co., Inc. (MKC US)	22,122	1,562,477
	McCormick & Co., Inc. (MKC/V US)	2,128	150,535
*	Medifast, Inc.	7,067	97,313
	MGP Ingredients, Inc.	12,422	351,294
*	Mission Produce, Inc.	21,116	260,571
	Molson Coors Beverage Co., Class B	42,439	2,067,628
	Mondelez International, Inc., Class A	44,806	2,898,500
*	Monster Beverage Corp.	79,759	4,685,841
*	National Beverage Corp.	22,731	1,041,534
*	Natural Alternatives International, Inc.	8,015	29,255
	Natural Grocers by Vitamin Cottage, Inc.	13,485	510,947
	Natural Health Trends Corp.	1,821	8,486
*	Nature's Sunshine Products, Inc.	17,012	238,338
	Nu Skin Enterprises, Inc., Class A	3,835	32,137
	Oil-Dri Corp. of America	8,196	462,254
	PepsiCo, Inc.	164,268	22,655,843
*	Performance Food Group Co.	48,588	4,878,235
	Philip Morris International, Inc.	21,517	3,529,864
	Pilgrim's Pride Corp.	33,161	1,571,500
*	Post Holdings, Inc.	32,214	3,408,563
#	PriceSmart, Inc.	20,402	2,193,215
	Primo Brands Corp.	17,916	494,661
	Procter & Gamble Co.	149,185	22,447,867
	Reynolds Consumer Products, Inc.	35,334	794,662

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Seaboard Corp.	519	$1,643,766
*	Seneca Foods Corp. (SENEA US), Class A	4,703	492,545
*	Seneca Foods Corp. (SENEB US), Class B	1,251	133,482
*	Simply Good Foods Co.	58,989	1,796,805
	Spectrum Brands Holdings, Inc.	14,601	781,299
*	Sprouts Farmers Market, Inc.	16,476	2,496,773
	Sysco Corp.	97,729	7,779,228
	Target Corp.	90,433	9,088,516
	Tootsie Roll Industries, Inc.	4,199	159,268
*	TreeHouse Foods, Inc.	29,051	558,360
	Turning Point Brands, Inc.	9,779	811,070
	Tyson Foods, Inc., Class A	48,873	2,556,058
*	U.S. Foods Holding Corp.	65,151	5,429,033
*	United Natural Foods, Inc.	38,533	1,065,052
	United-Guardian, Inc.	1,872	14,882
	Universal Corp.	17,305	942,603
*	USANA Health Sciences, Inc.	10,875	319,616
	Utz Brands, Inc.	21,394	278,764
	Village Super Market, Inc., Class A	10,038	345,307
*	Vita Coco Co., Inc.	2,311	81,486
*	Vital Farms, Inc.	20,002	744,074
	Walmart, Inc.	190,017	18,617,866
	WD-40 Co.	1,142	244,845
#	Weis Markets, Inc.	21,760	1,575,642
*	Willamette Valley Vineyards, Inc.	800	3,872
	WK Kellogg Co.	29,130	671,446
TOTAL CONSUMER STAPLES			298,085,444
ENERGY — (5.8%)
*	Amplify Energy Corp.	28,550	108,490
	Antero Midstream Corp.	230,743	4,234,134
#*	Antero Resources Corp.	83,908	2,930,906
	APA Corp.	127,981	2,468,753
	Archrock, Inc.	131,633	3,074,947
	Ardmore Shipping Corp.	27,676	301,115
	Aris Water Solutions, Inc., Class A	14,628	311,138
		Shares	Value†
ENERGY — (Continued)
#	Atlas Energy Solutions, Inc.	35,077	$456,001
	Baker Hughes Co.	161,508	7,275,935
#*	Battalion Oil Corp.	4,633	5,977
	Berry Corp.	43,300	130,766
*	Bristow Group, Inc.	19,604	677,710
	Cactus, Inc., Class A	28,630	1,211,335
	California Resources Corp.	27,956	1,346,920
#*	Centrus Energy Corp., Class A	1,857	399,998
	Cheniere Energy, Inc.	40,441	9,539,223
	Chevron Corp.	152,488	23,123,280
	Chord Energy Corp. (CHRD US)	18,314	2,020,584
*	Clean Energy Fuels Corp.	136,359	276,809
*	CNX Resources Corp.	65,731	1,992,307
#*	Comstock Resources, Inc.	165,867	2,964,043
	ConocoPhillips	132,801	12,661,247
	Core Laboratories, Inc.	21,368	233,766
	Core Natural Resources, Inc.	18,274	1,348,804
	Coterra Energy, Inc.	220,704	5,382,971
	Crescent Energy Co., Class A	60,548	559,463
	CVR Energy, Inc.	13,538	362,548
	Delek U.S. Holdings, Inc.	13,402	299,803
	Devon Energy Corp.	149,070	4,952,105
	DHT Holdings, Inc.	109,384	1,213,069
	Diamondback Energy, Inc.	37,216	5,532,531
*	DMC Global, Inc.	11,148	90,187
	Dorian LPG Ltd.	29,162	839,574
*	Drilling Tools International Corp.	4,582	9,531
*	DT Midstream, Inc.	51,541	5,294,807
*	Encore Energy Corp.	20,454	53,999
	Energy Services of America Corp.	4,053	44,299
	EOG Resources, Inc.	104,085	12,492,282
	Epsilon Energy Ltd.	15,216	95,100
	EQT Corp.	90,733	4,876,899
	Evolution Petroleum Corp.	27,352	132,110
	Expand Energy Corp.	40,943	4,290,008
*	Expro Group Holdings NV	58,029	625,553
	Exxon Mobil Corp.	259,533	28,974,264
*	Forum Energy Technologies, Inc.	6,070	119,640
	FutureFuel Corp.	2,994	12,126
*	Geospace Technologies Corp.	6,068	98,362

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Granite Ridge Resources, Inc.	5,098	$26,459
*	Green Plains, Inc.	32,916	272,215
*	Gulf Island Fabrication, Inc.	10,040	67,469
*	Gulfport Energy Corp.	10,014	1,743,738
	Halliburton Co.	200,589	4,493,194
*	Helix Energy Solutions Group, Inc.	123,048	729,675
	Helmerich & Payne, Inc.	56,916	922,608
	HF Sinclair Corp.	73,348	3,222,911
*	Innovex International, Inc.	7,862	129,094
	International Seaways, Inc.	33,613	1,341,159
	Kinder Morgan, Inc.	256,274	7,191,048
	Kodiak Gas Services, Inc.	34,941	1,129,643
*	Kosmos Energy Ltd.	143,345	308,192
	Liberty Energy, Inc.	143,839	1,774,973
	Magnolia Oil & Gas Corp., Class A	108,700	2,589,234
*	Mammoth Energy Services, Inc.	13,792	35,859
	Marathon Petroleum Corp.	30,013	5,107,912
	Matador Resources Co.	78,797	3,930,394
	Mexco Energy Corp.	4,035	33,289
*	MIND Technology, Inc.	1,623	15,337
	Murphy Oil Corp.	104,818	2,600,535
*	Nabors Industries Ltd.	1,429	49,701
	NACCO Industries, Inc., Class A	4,369	165,672
*	Natural Gas Services Group, Inc.	8,536	205,632
*	NCS Multistage Holdings, Inc.	1,080	32,886
#	New Fortress Energy, Inc.	10,837	29,531
	Noble Corp. PLC	23,799	638,051
	Nordic American Tankers Ltd.	143,773	401,127
#	Northern Oil & Gas, Inc.	74,540	2,099,046
	NOV, Inc.	149,023	1,874,709
	Occidental Petroleum Corp.	170,170	7,477,270
*	Oceaneering International, Inc.	62,006	1,345,530
*	Oil States International, Inc.	45,410	226,596
	ONEOK, Inc.	78,263	6,426,175
	Ovintiv, Inc.	68,775	2,832,154
		Shares	Value†
ENERGY — (Continued)
*	Par Pacific Holdings, Inc.	43,108	$1,352,729
	PBF Energy, Inc., Class A	84,167	1,902,174
#	Peabody Energy Corp.	91,632	1,479,857
	Permian Resources Corp.	194,219	2,750,141
	Phillips 66	38,246	4,726,441
*	PrimeEnergy Resources Corp.	1,349	227,401
*	ProPetro Holding Corp.	68,835	368,956
	Range Resources Corp.	69,333	2,545,908
	Ranger Energy Services, Inc., Class A	11,326	151,655
*	REX American Resources Corp.	12,101	632,640
	Riley Exploration Permian, Inc.	1,159	30,412
	RPC, Inc.	139,731	649,749
	SandRidge Energy, Inc.	26,205	272,270
	Schlumberger NV	304,733	10,299,975
	Scorpio Tankers, Inc.	39,019	1,764,049
*	SEACOR Marine Holdings, Inc.	18,638	93,190
*	Seadrill Ltd.	11,114	324,084
	Select Water Solutions, Inc.	70,849	682,276
	SFL Corp. Ltd.	131,155	1,204,003
	Sitio Royalties Corp., Class A	21,394	388,729
	SM Energy Co.	87,588	2,416,553
	Smart Sand, Inc.	4,963	10,125
*	Stabilis Solutions, Inc.	2,037	9,370
*	Talos Energy, Inc.	91,135	779,204
	Targa Resources Corp.	37,895	6,306,107
	TechnipFMC PLC	90,670	3,297,668
	Teekay Corp. Ltd.	56,913	409,774
	Teekay Tankers Ltd., Class A	20,272	858,519
*	TETRA Technologies, Inc.	24,685	101,208
	Texas Pacific Land Corp.	1,277	1,236,302
*	Tidewater, Inc.	24,086	1,204,541
#*	Transocean Ltd.	398,741	1,164,324
	VAALCO Energy, Inc.	21,138	78,633
*	Valaris Ltd.	22,685	1,103,172
	Valero Energy Corp.	71,298	9,789,928
	Vitesse Energy, Inc.	19,888	475,920
	Weatherford International PLC	17,126	968,475

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Williams Cos., Inc.	50,771	$3,043,721
	World Kinect Corp.	39,613	1,080,246
TOTAL ENERGY			283,094,866
FINANCIALS — (18.7%)
	1st Source Corp.	19,833	1,186,410
*	Acacia Research Corp.	34,675	122,750
	Acadian Asset Management, Inc.	11,540	482,257
	ACNB Corp.	6,116	257,484
	Affiliated Managers Group, Inc.	12,601	2,644,572
	Affinity Bancshares, Inc.	810	15,390
	Aflac, Inc.	77,770	7,727,227
	Alerus Financial Corp.	8,324	175,969
	Allstate Corp.	32,301	6,565,178
	Ally Financial, Inc.	107,632	4,073,871
	Amalgamated Financial Corp.	20,840	604,152
*	Ambac Financial Group, Inc.	30,419	255,520
	Amerant Bancorp, Inc.	19,289	372,278
	American Coastal Insurance Corp.	10,298	107,202
	American Express Co.	42,426	12,698,526
	American Financial Group, Inc.	31,480	3,931,852
	American International Group, Inc.	117,870	9,150,248
	Ameriprise Financial, Inc.	19,771	10,245,134
	Ameris Bancorp	38,195	2,610,628
	AMERISAFE, Inc.	9,888	442,785
	AmeriServ Financial, Inc.	15,921	44,738
	Ames National Corp.	609	10,992
	Aon PLC, Class A	8,642	3,074,046
	Apollo Global Management, Inc.	3,875	563,115
	Arch Capital Group Ltd.	60,788	5,231,415
	Arrow Financial Corp.	13,541	362,899
	Arthur J Gallagher & Co.	1,661	477,122
	Artisan Partners Asset Management, Inc., Class A	22,954	1,038,668
	Associated Banc-Corp.	120,140	2,972,264
	Associated Capital Group, Inc., Class A	2,402	88,922
		Shares	Value†
FINANCIALS — (Continued)
	Assurant, Inc.	14,637	$2,741,510
	Assured Guaranty Ltd.	19,111	1,616,408
	Atlantic American Corp.	5,179	11,860
	Atlantic Union Bankshares Corp.	101,248	3,209,562
*	Atlanticus Holdings Corp.	14,373	713,332
	Auburn National BanCorp, Inc.	2,722	76,107
*	AvidXchange Holdings, Inc.	10,576	104,279
	Axis Capital Holdings Ltd.	45,117	4,233,779
*	Axos Financial, Inc.	31,996	2,762,855
	Banc of California, Inc.	3,801	55,191
	BancFirst Corp.	16,474	2,051,342
*	Bancorp, Inc.	28,791	1,818,440
	Bank First Corp.	245	29,111
	Bank of America Corp.	227,596	10,758,463
	Bank of Hawaii Corp.	25,688	1,589,573
	Bank of Marin Bancorp	2,474	56,036
	Bank of New York Mellon Corp.	163,385	16,575,408
	Bank of NT Butterfield & Son Ltd.	29,661	1,349,872
	Bank of the James Financial Group, Inc.	1,690	23,153
	Bank OZK	51,520	2,539,936
	Bank7 Corp.	3,863	171,092
	BankFinancial Corp.	16,142	179,499
	BankUnited, Inc.	48,295	1,761,319
	Bankwell Financial Group, Inc.	4,829	192,677
	Banner Corp.	20,193	1,253,480
	Bar Harbor Bankshares	8,947	259,821
	BayCom Corp.	7,118	192,257
	BCB Bancorp, Inc.	15,111	126,328
*	Berkshire Hathaway, Inc., Class B	59,299	27,982,012
#	Berkshire Hills Bancorp, Inc.	27,044	666,364
	BGC Group, Inc., Class A	131,054	1,214,871
	Blackrock, Inc.	277	306,365
*	Block, Inc.	46,565	3,597,612
*	Blue Foundry Bancorp	10,815	92,468
	BOK Financial Corp.	25,017	2,539,976
	Bread Financial Holdings, Inc.	33,130	2,030,869

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Bridgewater Bancshares, Inc.	7,535	$117,245
*	Brighthouse Financial, Inc.	42,836	2,049,703
	Brookline Bancorp, Inc.	52,033	536,981
	Brown & Brown, Inc.	26,344	2,407,051
	Burke & Herbert Financial Services Corp.	4,268	247,501
	Business First Bancshares, Inc.	16,652	395,485
*	BV Financial, Inc.	1,771	27,698
	Byline Bancorp, Inc.	14,797	389,161
	C&F Financial Corp.	3,616	230,882
	Cadence Bank	78,684	2,742,137
*	California BanCorp	3,170	47,518
	California First Leasing Corp.	522	10,127
	Camden National Corp.	11,793	444,714
	Capital Bancorp, Inc.	3,991	125,637
	Capital City Bank Group, Inc.	13,708	542,700
	Capital One Financial Corp.	57,178	12,293,270
	Capitol Federal Financial, Inc.	51,853	312,155
	Carlyle Group, Inc.	33,841	2,052,795
*	Carter Bankshares, Inc.	18,144	315,343
	Cass Information Systems, Inc.	5,361	214,494
	Cathay General Bancorp	40,941	1,851,352
	CB Financial Services, Inc.	1,467	46,438
	Cboe Global Markets, Inc.	17,880	4,309,795
	Central Pacific Financial Corp.	22,566	601,610
	CF Bankshares, Inc.	1,903	44,911
	Charles Schwab Corp.	59,213	5,786,886
	Chemung Financial Corp.	3,839	194,253
	Chubb Ltd.	11,452	3,046,690
	Cincinnati Financial Corp.	20,928	3,087,089
	Citigroup, Inc.	62,333	5,840,602
	Citizens & Northern Corp.	4,769	90,706
	Citizens Community Bancorp, Inc.	7,225	106,497
	Citizens Financial Group, Inc.	89,698	4,280,389
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Services, Inc.	293	$15,731
#*	Citizens, Inc.	19,162	73,199
#	City Holding Co.	10,966	1,338,949
	Civista Bancshares, Inc.	9,062	176,437
	CME Group, Inc.	2,328	647,836
	CNB Financial Corp.	23,025	528,424
	CNO Financial Group, Inc.	16,341	602,002
*	Coastal Financial Corp.	345	33,189
	Cohen & Steers, Inc.	12,132	892,430
*	Coinbase Global, Inc., Class A	20,553	7,764,101
	Colony Bankcorp, Inc.	10,942	179,339
#	Columbia Banking System, Inc.	64,788	1,541,954
*	Columbia Financial, Inc.	48,769	701,786
	Comerica, Inc.	50,076	3,383,635
#	Commerce Bancshares, Inc.	38,712	2,369,174
	Community Financial System, Inc.	30,863	1,626,480
	Community Trust Bancorp, Inc.	15,389	830,698
	Community West Bancshares	11,275	217,044
	ConnectOne Bancorp, Inc.	22,465	517,369
*	Consumer Portfolio Services, Inc.	43,119	340,640
	Corebridge Financial, Inc.	170,851	6,075,462
*	Corpay, Inc.	11,368	3,672,432
	Crawford & Co. (CRD/A US), Class A	24,877	238,073
	Crawford & Co. (CRD/B US), Class B	21,302	196,191
*	Credit Acceptance Corp.	2,139	1,048,709
	Cullen/Frost Bankers, Inc.	19,368	2,467,677
*	Customers Bancorp, Inc.	18,446	1,175,932
	CVB Financial Corp.	80,471	1,504,003
*	Dave, Inc.	1,621	382,232
	Diamond Hill Investment Group, Inc.	2,274	308,286
	DigitalBridge Group, Inc.	58,918	632,779
	Dime Community Bancshares, Inc.	22,926	635,279

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc. (DGICA US), Class A	23,174	$397,434
	Donegal Group, Inc. (DGICB US), Class B	3,821	59,226
*	Donnelley Financial Solutions, Inc.	17,036	902,227
	Eagle Bancorp Montana, Inc.	5,214	84,050
	Eagle Bancorp, Inc.	7,850	126,307
	East West Bancorp, Inc.	29,808	2,988,252
	Eastern Bankshares, Inc.	59,956	926,320
*	eHealth, Inc.	4,344	14,770
	Employers Holdings, Inc.	17,871	737,715
	Enact Holdings, Inc.	10,159	353,127
*	Encore Capital Group, Inc.	13,635	502,859
*	Enova International, Inc.	22,267	2,328,238
	Enterprise Financial Services Corp.	21,567	1,190,283
	Equitable Holdings, Inc.	59,153	3,037,507
	Equity Bancshares, Inc., Class A	13,160	494,553
	Erie Indemnity Co., Class A	1,224	436,038
	Esquire Financial Holdings, Inc.	2,267	217,360
	Essent Group Ltd.	44,723	2,504,041
*	Euronet Worldwide, Inc.	17,770	1,726,889
	Evercore, Inc., Class A	9,563	2,879,802
	Everest Group Ltd.	8,279	2,780,088
	EVERTEC, Inc.	24,381	881,373
*	EZCORP, Inc., Class A	41,658	596,543
	F&G Annuities & Life, Inc.	11,495	366,805
	FactSet Research Systems, Inc.	6,479	2,610,389
	Farmers & Merchants Bancorp, Inc.	2,373	56,976
	Farmers National Banc Corp.	18,464	250,003
	FB Financial Corp.	29,461	1,436,518
	Federal Agricultural Mortgage Corp. (AGM US), Class C	6,831	1,176,776
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	987	$126,336
	Federated Hermes, Inc.	55,446	2,748,458
	Fidelity D&D Bancorp, Inc.	50	2,022
	Fidelity National Financial, Inc.	59,221	3,341,841
	Fidelity National Information Services, Inc.	115,256	9,152,479
	Fifth Third Bancorp	108,274	4,500,950
	Financial Institutions, Inc.	13,233	337,309
	Finward Bancorp	872	24,181
*	Finwise Bancorp	7,717	137,903
	First American Financial Corp.	44,277	2,658,834
	First BanCorp	143,188	2,982,606
	First Bancorp, Inc.	9,500	239,495
	First Bancorp/Southern Pines NC	27,118	1,358,341
	First Bank	15,693	233,826
	First Busey Corp.	63,875	1,425,690
	First Business Financial Services, Inc.	5,504	262,100
	First Capital, Inc.	1,959	69,584
	First Citizens BancShares, Inc., Class A	1,265	2,523,371
	First Commonwealth Financial Corp.	82,340	1,359,433
	First Community Bankshares, Inc.	14,797	540,090
	First Community Corp.	2,082	51,582
	First Financial Bancorp	60,447	1,465,235
	First Financial Bankshares, Inc.	2,845	98,494
	First Financial Corp.	9,553	511,563
*	First Financial Northwest, Inc.	14,131	16,957
*	First Foundation, Inc.	5,973	29,089
	First Guaranty Bancshares, Inc.	425	3,681
	First Hawaiian, Inc.	68,232	1,654,626
	First Horizon Corp.	167,325	3,649,358
	First Internet Bancorp	7,012	153,773
	First Interstate BancSystem, Inc., Class A	58,730	1,690,837
	First Merchants Corp.	39,592	1,509,247

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Mid Bancshares, Inc.	14,008	$531,884
	First National Corp.	2,096	45,274
	First Northwest Bancorp	4,192	32,069
	First Savings Financial Group, Inc.	4,040	103,343
*	First Seacoast Bancorp, Inc.	822	9,527
	First U.S. Bancshares, Inc.	1,708	22,511
	First United Corp.	5,428	178,418
*	First Western Financial, Inc.	5,270	114,069
	FirstCash Holdings, Inc.	20,975	2,795,758
*	Fiserv, Inc.	22,803	3,168,249
	Five Star Bancorp	4,616	138,895
#	Flagstar Financial, Inc.	141,749	1,600,346
	Flushing Financial Corp.	14,362	172,200
*	Flywire Corp.	13,773	149,988
	FNB Corp.	190,530	2,918,920
	Franklin Financial Services Corp.	2,057	82,691
#	Franklin Resources, Inc.	84,400	2,025,600
	FS Bancorp, Inc.	7,078	276,679
	Fulton Financial Corp.	106,159	1,905,554
*	FVCBankcorp, Inc.	4,362	55,877
*	Genworth Financial, Inc.	261,477	2,055,209
	German American Bancorp, Inc.	18,699	718,416
	Glacier Bancorp, Inc.	44,192	1,936,935
	Global Payments, Inc.	41,642	3,329,278
	Globe Life, Inc.	22,619	3,177,291
	Goldman Sachs Group, Inc.	17,667	12,783,665
	Goosehead Insurance, Inc., Class A	4,663	423,913
	Great Southern Bancorp, Inc.	9,445	537,798
*	Green Dot Corp., Class A	27,185	275,112
*	Greenlight Capital Re Ltd., Class A	26,675	346,775
	Guaranty Bancshares, Inc.	5,967	260,221
*	Hamilton Insurance Group Ltd., Class B	1,137	24,434
	Hamilton Lane, Inc., Class A	180	27,414
	Hancock Whitney Corp.	46,414	2,771,844
		Shares	Value†
FINANCIALS — (Continued)
	Hanmi Financial Corp.	23,150	$528,051
	Hanover Bancorp, Inc.	510	10,613
	Hanover Insurance Group, Inc.	15,474	2,655,803
	HarborOne Bancorp, Inc.	25,163	297,678
	Hartford Insurance Group, Inc.	78,218	9,729,537
	Hawthorn Bancshares, Inc.	5,972	170,321
	HBT Financial, Inc.	2,401	59,713
	HCI Group, Inc.	7,650	1,071,306
	Hennessy Advisors, Inc.	4,456	55,522
	Heritage Commerce Corp.	35,969	332,713
	Heritage Financial Corp.	25,538	575,627
*	Heritage Insurance Holdings, Inc.	25,331	534,231
	Hilltop Holdings, Inc.	37,463	1,108,905
#	Hingham Institution For Savings	1,640	401,603
*	Hippo Holdings, Inc.	906	23,411
	Home Bancorp, Inc.	4,556	238,233
	Home BancShares, Inc.	76,873	2,164,744
	Home Federal Bancorp, Inc. of Louisiana	944	12,517
*	HomeStreet, Inc.	8,405	109,937
	HomeTrust Bancshares, Inc.	9,675	375,970
	Hope Bancorp, Inc.	74,778	747,032
	Horace Mann Educators Corp.	33,045	1,405,404
	Horizon Bancorp, Inc.	25,751	398,883
	Houlihan Lokey, Inc.	7,181	1,369,129
	Huntington Bancshares, Inc.	248,749	4,086,946
	IF Bancorp, Inc.	781	19,525
	Independent Bank Corp. (IBCP US)	14,117	431,274
	Independent Bank Corp. (INDB US)	29,063	1,846,954
	Intercontinental Exchange, Inc.	21,365	3,948,893
	International Bancshares Corp.	58,707	4,002,643
*	International Money Express, Inc.	23,145	208,074
	Invesco Ltd.	175,559	3,688,495
	Investar Holding Corp.	2,788	60,500
	Investors Title Co.	1,402	296,130

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Jack Henry & Associates, Inc.	12,721	$2,160,217
	Jackson Financial, Inc., Class A	39,300	3,441,108
	James River Group Holdings Ltd.	7,360	41,952
	Janus Henderson Group PLC	72,448	3,136,998
	Jefferies Financial Group, Inc.	55,414	3,195,171
	JPMorgan Chase & Co.	126,222	37,392,005
	Kearny Financial Corp.	36,022	213,610
	Kemper Corp.	37,564	2,313,567
	KeyCorp	226,830	4,064,794
*	Kingstone Cos., Inc.	2,088	34,222
	Kinsale Capital Group, Inc.	718	316,415
	KKR & Co., Inc.	4,016	588,665
*	Lake Shore Bancorp, Inc.	3,399	41,842
	Lakeland Financial Corp.	14,924	945,734
	Landmark Bancorp, Inc.	5,310	128,980
	Lazard, Inc.	26,679	1,386,774
	LCNB Corp.	2,100	30,996
*	LendingClub Corp.	66,687	1,039,650
*	LendingTree, Inc.	2,230	104,096
	Lincoln National Corp.	91,869	3,501,128
	Live Oak Bancshares, Inc.	29,324	926,932
	Loews Corp.	40,817	3,695,571
	LPL Financial Holdings, Inc.	15,168	6,002,433
	M&T Bank Corp.	19,140	3,611,718
	Magyar Bancorp, Inc.	2,911	49,138
	MainStreet Bancshares, Inc.	828	16,726
*	Markel Group, Inc.	2,023	4,062,771
	MarketAxess Holdings, Inc.	5,754	1,182,447
*	Marqeta, Inc., Class A	263,167	1,500,046
	Marsh & McLennan Cos., Inc.	20,881	4,159,495
	Mastercard, Inc., Class A	49,813	28,217,570
	Mercantile Bank Corp.	9,481	433,187
	Merchants Bancorp	12,406	363,496
	Mercury General Corp.	41,329	2,862,033
	Meridian Corp.	2,646	38,976
	MetLife, Inc.	147,750	11,221,612
		Shares	Value†
FINANCIALS — (Continued)
	Metrocity Bankshares, Inc.	4,305	$118,818
*	Metropolitan Bank Holding Corp.	1,437	101,366
	MGIC Investment Corp.	107,840	2,793,056
	Mid Penn Bancorp, Inc.	13,502	370,630
	Middlefield Banc Corp.	5,425	151,086
	Midland States Bancorp, Inc.	12,319	208,930
	MidWestOne Financial Group, Inc.	9,112	250,944
	Moody's Corp.	4,309	2,222,281
	Morgan Stanley	54,649	7,785,297
	Morningstar, Inc.	7,108	1,965,078
*	Mr. Cooper Group, Inc.	43,168	6,722,121
	MSCI, Inc.	2,500	1,403,400
	MVB Financial Corp.	8,542	194,245
	Nasdaq, Inc.	49,471	4,760,100
	National Bank Holdings Corp., Class A	30,752	1,139,669
	National Bankshares, Inc.	1,092	30,314
	Navient Corp.	118,986	1,539,679
	NBT Bancorp, Inc.	41,667	1,724,180
*	NCR Atleos Corp.	41,262	1,262,617
	Nelnet, Inc., Class A	12,658	1,579,339
*	NerdWallet, Inc., Class A	5,644	59,770
*	NI Holdings, Inc.	14,940	190,336
	Nicolet Bankshares, Inc.	10,636	1,372,044
*	NMI Holdings, Inc.	53,223	1,986,282
	Northeast Bank	7,135	707,578
	Northeast Community Bancorp, Inc.	3,544	73,219
	Northern Trust Corp.	44,543	5,790,590
	Northfield Bancorp, Inc.	33,611	357,957
	Northrim BanCorp, Inc.	4,461	372,627
	Northwest Bancshares, Inc.	99,319	1,162,032
	Norwood Financial Corp.	4,061	98,439
	Oak Valley Bancorp	5,477	145,962
	OceanFirst Financial Corp.	32,639	547,682
	OFG Bancorp	39,154	1,668,743
	Ohio Valley Banc Corp.	3,044	98,139
*	Old Market Capital Corp.	6,412	36,933

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old National Bancorp	137,387	$2,900,240
	Old Point Financial Corp.	2,926	117,479
	Old Republic International Corp.	83,900	3,034,663
	Old Second Bancorp, Inc.	26,311	446,498
	OneMain Holdings, Inc.	60,730	3,509,587
*	Onity Group, Inc.	4,084	154,048
	OP Bancorp	9,341	119,565
*	Open Lending Corp.	8,889	19,467
*	Oportun Financial Corp.	12,558	76,981
	Oppenheimer Holdings, Inc., Class A	8,277	627,479
*	OptimumBank Holdings, Inc.	2,148	9,666
	Orange County Bancorp, Inc.	788	19,692
	Origin Bancorp, Inc.	15,384	562,285
	Orrstown Financial Services, Inc.	14,902	489,680
#*	Oscar Health, Inc., Class A	35,636	500,686
	Pacific Premier Bancorp, Inc.	50,550	1,095,418
*	Palomar Holdings, Inc.	15,383	2,038,094
	Park National Corp.	9,573	1,549,582
	Parke Bancorp, Inc.	8,765	180,997
	Pathfinder Bancorp, Inc.	1,554	22,735
	Pathward Financial, Inc.	22,764	1,721,527
*	Payoneer Global, Inc.	105,467	692,918
*	PayPal Holdings, Inc.	128,423	8,830,365
*	Paysafe Ltd.	29,945	363,832
	PCB Bancorp	6,587	134,638
	Peapack-Gladstone Financial Corp.	11,532	293,835
	PennyMac Financial Services, Inc.	27,644	2,574,762
	Peoples Bancorp of North Carolina, Inc.	3,887	111,596
	Peoples Bancorp, Inc.	28,749	823,371
	Peoples Financial Services Corp.	3,825	186,316
	Pinnacle Financial Partners, Inc.	26,115	2,295,247
*	Pioneer Bancorp, Inc.	10,487	128,675
	Plumas Bancorp	4,445	183,401
	PNC Financial Services Group, Inc.	14,695	2,796,018
		Shares	Value†
FINANCIALS — (Continued)
*	Ponce Financial Group, Inc.	7,460	$104,813
	Popular, Inc.	26,671	3,055,963
*	PRA Group, Inc.	23,159	352,017
	Preferred Bank	12,640	1,147,965
	Primerica, Inc.	10,343	2,747,411
	Primis Financial Corp.	14,364	160,733
	Princeton Bancorp, Inc.	1,413	42,658
	Principal Financial Group, Inc.	48,487	3,773,743
*	ProAssurance Corp.	9,699	230,448
	PROG Holdings, Inc.	29,939	953,258
	Progressive Corp.	25,483	6,167,905
	Prosperity Bancshares, Inc.	37,094	2,471,202
*	Provident Bancorp, Inc.	4,920	60,073
	Provident Financial Holdings, Inc.	7,891	120,930
	Provident Financial Services, Inc.	76,300	1,390,186
	Prudential Financial, Inc.	67,356	6,976,734
	QCR Holdings, Inc.	13,677	971,067
	Radian Group, Inc.	52,296	1,705,373
	Raymond James Financial, Inc.	28,571	4,775,071
	RBB Bancorp	11,112	201,238
	Red River Bancshares, Inc.	3,292	198,080
	Regional Management Corp.	11,883	394,991
#	Regions Financial Corp.	224,237	5,679,923
	Reinsurance Group of America, Inc.	12,864	2,475,677
*	Remitly Global, Inc.	312	5,148
	RenaissanceRe Holdings Ltd.	13,679	3,334,119
	Renasant Corp.	65,689	2,406,845
*	Repay Holdings Corp.	48,566	238,945
	Republic Bancorp, Inc., Class A	14,023	965,624
*	Rhinebeck Bancorp, Inc.	2,179	27,652
	Richmond Mutual BanCorp, Inc.	6,077	84,106
	Riverview Bancorp, Inc.	17,378	85,674
	RLI Corp.	24,888	1,642,359
*	Robinhood Markets, Inc., Class A	1,663	171,372
*	Root, Inc., Class A	693	83,874
	S&P Global, Inc.	2,305	1,270,285
	S&T Bancorp, Inc.	30,437	1,115,212

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Safety Insurance Group, Inc.	12,004	$844,481
	SB Financial Group, Inc.	4,223	79,435
	Seacoast Banking Corp. of Florida	43,820	1,235,286
*	Security National Financial Corp., Class A	14,351	121,696
	SEI Investments Co.	27,340	2,409,201
	Selective Insurance Group, Inc.	23,659	1,844,692
*	Selectquote, Inc.	21,936	38,607
	ServisFirst Bancshares, Inc.	4,262	335,206
#*	Shift4 Payments, Inc., Class A	21,457	2,210,071
	Shore Bancshares, Inc.	14,775	229,160
	Sierra Bancorp	8,412	246,640
	Silvercrest Asset Management Group, Inc., Class A	3,536	57,849
	Simmons First National Corp., Class A	73,551	1,409,973
*	SiriusPoint Ltd.	68,082	1,335,088
*	Skyward Specialty Insurance Group, Inc.	7,990	404,134
	SLM Corp.	86,236	2,742,305
	SmartFinancial, Inc.	8,761	300,152
*	SoFi Technologies, Inc.	217,889	4,919,934
	Sound Financial Bancorp, Inc.	1,802	82,982
	South Plains Financial, Inc.	7,869	292,019
*	Southern First Bancshares, Inc.	4,205	174,760
	Southern Missouri Bancorp, Inc.	5,092	275,426
	Southside Bancshares, Inc.	24,519	721,839
	SouthState Corp.	56,744	5,343,582
	State Street Corp.	33,816	3,778,938
	Stellar Bancorp, Inc.	41,736	1,232,464
*††	Sterling Bancorp, Inc.	34,677	0
	Stewart Information Services Corp.	16,927	1,099,070
	Stifel Financial Corp.	30,051	3,429,420
	Stock Yards Bancorp, Inc.	21,906	1,637,693
*	StoneX Group, Inc.	27,882	2,711,246
	Summit State Bank	4,662	57,063
	SWK Holdings Corp.	459	6,835
		Shares	Value†
FINANCIALS — (Continued)
	Synchrony Financial	91,517	$6,375,989
	Synovus Financial Corp.	76,571	3,617,214
	T. Rowe Price Group, Inc.	37,042	3,757,911
*	Texas Capital Bancshares, Inc.	26,805	2,250,816
	TFS Financial Corp.	78,762	1,032,570
*	Third Coast Bancshares, Inc.	1,356	51,053
	Timberland Bancorp, Inc.	6,498	203,322
	Tiptree, Inc.	32,911	683,891
	Tompkins Financial Corp.	11,644	753,134
	Towne Bank	42,651	1,494,065
	Tradeweb Markets, Inc., Class A	343	47,523
	Travelers Cos., Inc.	65,097	16,940,843
	TriCo Bancshares	26,700	1,097,904
*	Triumph Financial, Inc.	9,182	520,803
	Truist Financial Corp.	117,845	5,151,005
	TrustCo Bank Corp.	13,355	448,194
	Trustmark Corp.	49,475	1,842,944
	U.S. Bancorp	88,150	3,963,224
	UMB Financial Corp.	44,745	4,921,503
	Union Bankshares, Inc.	2,000	54,420
	United Bancorp, Inc.	2,256	31,719
	United Bancshares, Inc.	1,640	48,134
	United Bankshares, Inc.	61,684	2,191,016
	United Community Banks, Inc.	70,949	2,163,944
	United Fire Group, Inc.	13,386	355,398
	United Security Bancshares	6,792	58,072
	Unity Bancorp, Inc.	6,942	340,922
	Universal Insurance Holdings, Inc.	24,187	571,781
	Univest Financial Corp.	23,495	677,596
	Unum Group	48,587	3,489,032
	USCB Financial Holdings, Inc.	7,405	123,219
	Valley National Bancorp	213,899	1,982,844
	Value Line, Inc.	867	32,200
*	Velocity Financial, Inc.	20,216	335,586
	Veritex Holdings, Inc.	22,994	729,370
#	Victory Capital Holdings, Inc., Class A	24,756	1,705,936

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Virginia National Bankshares Corp.	3,246	$119,680
	Virtu Financial, Inc., Class A	48,932	2,159,858
	Virtus Investment Partners, Inc.	6,624	1,280,485
	Visa, Inc., Class A	98,369	33,983,538
	Voya Financial, Inc.	76,641	5,364,870
	W.R. Berkley Corp.	34,870	2,399,405
	WaFd, Inc.	46,855	1,363,715
	Walker & Dunlop, Inc.	23,151	1,736,557
	Washington Trust Bancorp, Inc.	11,265	303,479
	Waterstone Financial, Inc.	15,709	209,087
	Webster Financial Corp.	39,223	2,261,206
	Wells Fargo & Co.	209,492	16,891,340
	WesBanco, Inc.	71,007	2,139,441
	West BanCorp, Inc.	12,250	220,378
	Westamerica BanCorp	24,045	1,151,755
	Western Alliance Bancorp	23,787	1,844,920
	Western New England Bancorp, Inc.	18,176	193,574
#	Western Union Co.	197,529	1,590,108
	Westwood Holdings Group, Inc.	10,863	189,885
*	WEX, Inc.	8,860	1,503,365
	White Mountains Insurance Group Ltd.	1,002	1,791,376
	Willis Towers Watson PLC	17,149	5,415,826
	Wintrust Financial Corp.	20,915	2,676,702
	WisdomTree, Inc.	84,447	1,120,612
*	World Acceptance Corp.	4,605	724,459
	WSFS Financial Corp.	44,868	2,460,561
	WVS Financial Corp.	1,537	18,690
	Zions Bancorp NA	55,919	2,998,377
TOTAL FINANCIALS			919,587,530
HEALTH CARE — (7.7%)
*	10X Genomics, Inc., Class A	1,663	22,367
*	89bio, Inc.	27,608	262,276
	Abbott Laboratories	60,206	7,597,395
	AbbVie, Inc.	101,695	19,222,389
††	Abiomed, Inc.	2,059	32,141
*	AC Immune SA	15,821	34,173
*	Acadia Healthcare Co., Inc.	43,122	938,766
		Shares	Value†
HEALTH CARE — (Continued)
*	ACADIA Pharmaceuticals, Inc.	57,537	$1,371,107
*	Acrivon Therapeutics, Inc.	1,743	2,231
*	AdaptHealth Corp.	51,705	463,794
*	Addus HomeCare Corp.	7,524	803,413
*	ADMA Biologics, Inc.	64,194	1,200,428
#††	Aduro Biotech, Inc.	740	281
	Agilent Technologies, Inc.	26,626	3,056,931
*	Agios Pharmaceuticals, Inc.	6,233	231,992
††	Albireo Pharma, Inc.	7,009	43,105
*	Align Technology, Inc.	7,904	1,019,695
*	Alkermes PLC	48,887	1,295,017
*	Alnylam Pharmaceuticals, Inc.	735	288,296
*	Amedisys, Inc.	6,940	684,284
*	American Shared Hospital Services	3,867	9,745
	Amgen, Inc.	35,026	10,336,173
*	AMN Healthcare Services, Inc.	22,356	410,009
*	Amneal Pharmaceuticals, Inc.	55,141	431,203
*	AngioDynamics, Inc.	10,926	96,804
*	ANI Pharmaceuticals, Inc.	602	38,137
*	Anika Therapeutics, Inc.	11,894	98,185
*	Arcturus Therapeutics Holdings, Inc.	15,137	184,823
*	Arcus Biosciences, Inc.	22,803	208,191
*	Artivion, Inc.	476	14,713
*	Arvinas, Inc.	10,288	76,543
*	Astrana Health, Inc.	2,286	54,544
*	Atea Pharmaceuticals, Inc.	5,068	18,448
*	AtriCure, Inc.	982	34,468
*	Avanos Medical, Inc.	20,471	228,661
*	Avantor, Inc.	108,737	1,461,425
*	Avidity Biosciences, Inc.	2,347	86,158
*	Azenta, Inc.	23,169	757,626
	Baxter International, Inc.	87,624	1,906,698
#*	Beam Therapeutics, Inc.	21,171	417,280
	Becton Dickinson & Co.	29,098	5,186,718
*	Biogen, Inc.	10,261	1,313,408

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	BioLife Solutions, Inc.	2,374	$50,471
*	BioMarin Pharmaceutical, Inc.	24,265	1,403,730
*	Bio-Rad Laboratories, Inc., Class A	5,035	1,218,218
*	Biote Corp., Class A	4,276	17,403
*	Boston Scientific Corp.	10,575	1,109,529
*	BrightSpring Health Services, Inc.	43,243	892,968
	Bristol-Myers Squibb Co.	293,601	12,715,859
*	Brookdale Senior Living, Inc.	150,568	1,166,902
	Bruker Corp.	22,783	875,551
	Cardinal Health, Inc.	3,668	569,347
*	CareDx, Inc.	1,172	14,398
*	Castle Biosciences, Inc.	12,898	195,405
*	Catalyst Pharmaceuticals, Inc.	56,673	1,208,835
	Cencora, Inc.	26,708	7,640,625
*	Centene Corp.	42,325	1,103,413
*	Certara, Inc.	110,724	1,089,524
*	Charles River Laboratories International, Inc.	21,999	3,731,910
	Chemed Corp.	3,968	1,636,006
*††	Chinook Therapeutics, Inc.	45,796	0
	Cigna Group	12,134	3,244,389
*	Codexis, Inc.	3,421	9,168
*	Collegium Pharmaceutical, Inc.	24,143	720,910
*	Community Health Systems, Inc.	8,154	21,200
	Concentra Group Holdings Parent, Inc.	62,939	1,256,892
	CONMED Corp.	15,145	774,667
*	Cooper Cos., Inc.	38,104	2,693,572
*	Corcept Therapeutics, Inc.	1,070	71,872
*	CorVel Corp.	3,811	337,655
#*	CRISPR Therapeutics AG	42,073	2,367,027
*	Cross Country Healthcare, Inc.	19,466	261,818
*	Cullinan Therapeutics, Inc.	16,673	129,549
	CVS Health Corp.	82,604	5,129,708
*	Cytek Biosciences, Inc.	73,418	264,305
	Danaher Corp.	400	78,864
		Shares	Value†
HEALTH CARE — (Continued)
*	DaVita, Inc.	4,428	$621,558
*	Day One Biopharmaceuticals, Inc.	22,934	153,887
*	Definitive Healthcare Corp.	35,740	139,386
*	Denali Therapeutics, Inc.	39,639	548,207
	Dentsply Sirona, Inc.	50,594	724,000
*	Dynavax Technologies Corp.	64,735	710,790
*	Edwards Lifesciences Corp.	57,971	4,597,680
*	Elanco Animal Health, Inc.	194,814	2,665,056
*	Electromed, Inc.	2,174	39,589
	Elevance Health, Inc.	10,262	2,904,967
	Eli Lilly & Co.	44,255	32,751,798
*	Emergent BioSolutions, Inc.	25,554	150,258
*	Enanta Pharmaceuticals, Inc.	1,448	10,976
	Encompass Health Corp.	24,098	2,653,431
*	Enhabit, Inc.	26,573	178,571
*	Enovis Corp.	33,267	891,556
	Ensign Group, Inc.	15,475	2,321,250
*	Envista Holdings Corp.	57,376	1,083,833
*	Evolent Health, Inc., Class A	35,623	358,011
*	Exelixis, Inc.	77,009	2,789,266
*	Fate Therapeutics, Inc.	888	977
*	FONAR Corp.	2,752	42,959
*	Fortrea Holdings, Inc.	22,412	128,645
*	Fulcrum Therapeutics, Inc.	40,143	270,162
*	Fulgent Genetics, Inc.	18,623	319,943
*	GE HealthCare Technologies, Inc.	56,925	4,059,891
	Gilead Sciences, Inc.	120,414	13,521,288
*	Globus Medical, Inc., Class A	17,551	923,709
*	Haemonetics Corp.	22,473	1,663,901
*	Halozyme Therapeutics, Inc.	35,066	2,102,908
*	Harmony Biosciences Holdings, Inc.	24,440	859,799
*	Harvard Bioscience, Inc.	34,163	15,910
*	Health Catalyst, Inc.	8,246	30,098
*	HealthEquity, Inc.	1,516	147,052
	HealthStream, Inc.	11,265	294,692
*	Henry Schein, Inc.	27,863	1,884,932
*	Hologic, Inc.	41,603	2,779,912

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Humana, Inc.	18,963	$4,738,285
*	ICON PLC	17,138	2,899,578
*	ICU Medical, Inc.	6,621	850,203
*	Ideaya Biosciences, Inc.	955	23,254
*	IDEXX Laboratories, Inc.	1,681	898,175
*	ImmuCell Corp.	2,993	18,676
*	Incyte Corp.	17,876	1,338,734
*	InfuSystem Holdings, Inc.	10,768	60,301
*	Innoviva, Inc.	63,598	1,155,576
#*	Inogen, Inc.	10,041	63,359
*	Inovio Pharmaceuticals, Inc.	863	1,225
*	Integer Holdings Corp.	11,738	1,273,690
*	Integra LifeSciences Holdings Corp.	16,836	221,225
#*	Intellia Therapeutics, Inc.	45,251	526,722
#*	Iovance Biotherapeutics, Inc.	21,389	54,970
*	IQVIA Holdings, Inc.	32,017	5,950,680
	iRadimed Corp.	285	16,627
*	iTeos Therapeutics, Inc.	11,469	116,296
*	Jazz Pharmaceuticals PLC	28,666	3,285,984
	Johnson & Johnson	207,914	34,251,752
*	Kewaunee Scientific Corp.	2,037	112,728
††	Kinnate Biopharma, Inc.	9,473	663
*	Krystal Biotech, Inc.	621	95,553
*	Kymera Therapeutics, Inc.	1,424	62,300
	Labcorp Holdings, Inc.	13,055	3,395,344
*	Lantern Pharma, Inc.	1,402	6,225
*	Lantheus Holdings, Inc.	27,723	1,973,600
*	LENZ Therapeutics, Inc.	626	18,636
*	LifeStance Health Group, Inc.	95,077	378,406
*	Ligand Pharmaceuticals, Inc.	375	49,343
*	Lisata Therapeutics, Inc.	3,732	9,255
*	LivaNova PLC	32,159	1,356,788
*	MannKind Corp.	2,327	8,796
*	Masimo Corp.	380	58,440
*	MaxCyte, Inc.	11,304	23,286
		Shares	Value†
HEALTH CARE — (Continued)
	McKesson Corp.	488	$338,448
*	Medpace Holdings, Inc.	8,014	3,423,581
	Medtronic PLC	57,439	5,183,295
	Merck & Co., Inc.	151,696	11,850,492
*††	Merrimack Pharmaceuticals, Inc.	9,794	0
	Mesa Laboratories, Inc.	2,200	168,256
*	Mettler-Toledo International, Inc.	236	291,148
*	MiMedx Group, Inc.	44,871	322,622
#*	Moderna, Inc.	58,328	1,724,176
*	ModivCare, Inc.	2,985	8,627
*	Molina Healthcare, Inc.	10,273	1,621,799
*	Monte Rosa Therapeutics, Inc.	5,011	24,804
*	Myriad Genetics, Inc.	19,154	73,551
	National HealthCare Corp.	9,338	896,728
	National Research Corp.	16,415	205,187
*	Neogen Corp.	28,105	130,688
#*	NeoGenomics, Inc.	80,506	389,649
*	Neurocrine Biosciences, Inc.	9,440	1,210,491
*	Nuvation Bio, Inc.	29,013	68,471
*	Olema Pharmaceuticals, Inc.	639	3,284
*	OmniAb, Inc. (2200963D US)	6,492	0
*	OmniAb, Inc. (2200964D US)	6,492	0
*	OmniAb, Inc. (OABI UQ)	33,563	64,105
*	Omnicell, Inc.	16,584	514,270
*	OptimizeRx Corp.	4,243	53,547
*	Option Care Health, Inc.	63,292	1,857,620
*	OraSure Technologies, Inc.	13,192	41,951
*	Organogenesis Holdings, Inc.	35,215	162,693
	Organon & Co.	109,438	1,061,549
*	OrthoPediatrics Corp.	8,457	175,229
*	Owens & Minor, Inc.	31,189	216,140
*	Pacira BioSciences, Inc.	14,207	299,626
#*††	PDL BioPharma, Inc.	418,608	175,815
*	Pediatrix Medical Group, Inc.	43,390	531,527
*	Performant Healthcare, Inc.	1,901	6,749
	Perrigo Co. PLC	80,438	2,145,281

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Personalis, Inc.	32,138	$176,116
	Pfizer, Inc.	316,824	7,378,831
	Phibro Animal Health Corp., Class A	9,829	260,468
	Premier, Inc., Class A	43,429	932,855
*	Prestige Consumer Healthcare, Inc.	17,065	1,261,957
*	Pro-Dex, Inc.	810	40,541
*	Prothena Corp. PLC	34,776	238,911
*	Quanterix Corp.	4,693	27,876
	Quest Diagnostics, Inc.	22,010	3,684,694
*	QuidelOrtho Corp.	21,678	499,028
*	Rafael Holdings, Inc., Class B	20,549	34,728
	Regeneron Pharmaceuticals, Inc.	377	205,638
*	REGENXBIO, Inc.	21,536	183,271
*	Relay Therapeutics, Inc.	9,155	32,226
#	ResMed, Inc.	16,473	4,479,668
*	Revolution Medicines, Inc.	736	27,431
	Revvity, Inc.	22,943	2,016,690
*	Rigel Pharmaceuticals, Inc.	1,371	28,873
*	Roivant Sciences Ltd.	146,355	1,662,593
	Royalty Pharma PLC, Class A	26,746	984,253
*	Sage Therapeutics, Inc.	4,149	36,013
	Select Medical Holdings Corp.	75,060	1,110,137
*	SI-BONE, Inc.	922	15,702
	SIGA Technologies, Inc.	53,306	352,353
	Simulations Plus, Inc.	467	6,080
*	Solid Biosciences, Inc.	1,737	11,881
*	Sotera Health Co.	118,004	1,355,866
	STERIS PLC	13,343	3,022,056
	Stryker Corp.	220	86,401
*	Supernus Pharmaceuticals, Inc.	36,060	1,265,706
*	Surgery Partners, Inc.	41,434	909,476
*	Surmodics, Inc.	2,825	101,418
*	Tactile Systems Technology, Inc.	16,513	164,800
*	Teladoc Health, Inc.	73,036	526,590
	Teleflex, Inc.	9,220	1,101,790
*	Tenet Healthcare Corp.	20,089	3,239,954
		Shares	Value†
HEALTH CARE — (Continued)
*	Terns Pharmaceuticals, Inc.	752	$4,384
*	Theravance Biopharma, Inc.	841	9,386
	Thermo Fisher Scientific, Inc.	11,459	5,359,145
*	TruBridge, Inc.	7,905	164,582
*	Twist Bioscience Corp.	1,343	45,085
	U.S. Physical Therapy, Inc.	616	45,060
#*	UFP Technologies, Inc.	2,999	678,944
*	United Therapeutics Corp.	13,376	3,674,387
	UnitedHealth Group, Inc.	36,742	9,169,334
	Universal Health Services, Inc., Class B	17,592	2,928,188
	Utah Medical Products, Inc.	2,964	164,798
*	Vanda Pharmaceuticals, Inc.	29,767	126,807
*	Varex Imaging Corp.	22,895	166,676
*	Veracyte, Inc.	33,691	792,075
	Viatris, Inc.	258,485	2,259,159
*	Vir Biotechnology, Inc.	8,153	41,336
*	Voyager Therapeutics, Inc.	19,187	61,207
*	Waters Corp.	10,122	2,922,829
	West Pharmaceutical Services, Inc.	6,390	1,528,871
*	XBiotech, Inc.	1,910	5,539
*	Xencor, Inc.	4,196	34,911
*	XOMA Royalty Corp.	579	14,406
*	Zentalis Pharmaceuticals, Inc.	6,821	9,413
	Zimmer Biomet Holdings, Inc.	29,265	2,682,137
*	Zimvie, Inc.	8,336	156,633
	Zoetis, Inc.	37,192	5,422,222
*	Zymeworks, Inc.	13,536	170,012
TOTAL HEALTH CARE			377,919,050
INDUSTRIALS — (14.2%)
#*	3D Systems Corp.	57,322	93,435
	3M Co.	44,651	6,662,822
	A.O. Smith Corp.	32,801	2,321,983
#	AAON, Inc.	8,946	746,991
*	AAR Corp.	27,275	2,037,715
	ABM Industries, Inc.	50,796	2,343,219
	ACCO Brands Corp.	55,779	209,171

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Acme United Corp.	1,921	$77,186
	Acuity, Inc.	8,677	2,701,584
	Advanced Drainage Systems, Inc.	19,953	2,289,607
*	Aebi Schmidt Holding AG	25,693	264,638
	AECOM	22,405	2,525,940
*	AerSale Corp.	5,481	33,105
	AGCO Corp.	33,876	3,996,352
*	Air Industries Group	317	1,097
	Air Lease Corp.	73,844	4,090,958
	Alamo Group, Inc.	8,237	1,833,391
*	Alaska Air Group, Inc.	55,134	2,919,897
	Albany International Corp., Class A	20,574	1,114,905
	Alight, Inc., Class A	127,971	685,925
*	Allegiant Travel Co.	12,056	622,572
	Allegion PLC	16,325	2,708,644
	Allient, Inc.	11,706	471,869
	Allison Transmission Holdings, Inc.	26,602	2,396,042
*	Alpha Pro Tech Ltd.	2,600	12,636
	Alta Equipment Group, Inc.	5,164	40,073
*	Amentum Holdings, Inc.	6,808	169,996
*	Ameresco, Inc., Class A	20,207	341,902
*	American Airlines Group, Inc.	29,844	342,908
*	American Woodmark Corp.	14,208	747,483
	AMETEK, Inc.	21,222	3,922,887
*	API Group Corp.	42,325	1,526,663
	Apogee Enterprises, Inc.	18,738	786,809
	Applied Industrial Technologies, Inc.	8,265	2,243,947
	ArcBest Corp.	15,609	1,141,486
	Arcosa, Inc.	24,073	2,067,389
	Argan, Inc.	906	221,952
	Armstrong World Industries, Inc.	15,967	3,004,510
	Astec Industries, Inc.	11,264	446,730
*	Astronics Corp. (ATRO US)	833	30,088
*	Astronics Corp. (ATROB US), Class B	13,063	472,227
*	Asure Software, Inc.	13,809	133,947
*	ATI, Inc.	39,295	3,023,357
	Atkore, Inc.	25,109	1,933,895
	Atmus Filtration Technologies, Inc.	18,653	725,788
	Automatic Data Processing, Inc.	37,465	11,595,417
	AZZ, Inc.	19,652	2,151,894
		Shares	Value†
INDUSTRIALS — (Continued)
	Barrett Business Services, Inc.	16,773	$771,055
#*	Blue Bird Corp.	17,257	772,941
*	BlueLinx Holdings, Inc.	4,685	343,270
*	Boeing Co.	2,183	484,277
	Boise Cascade Co.	24,939	2,090,138
	Booz Allen Hamilton Holding Corp.	27,391	2,939,876
*	Bowman Consulting Group Ltd.	1,736	60,204
	Brady Corp., Class A	25,407	1,792,972
*	BrightView Holdings, Inc.	40,628	648,017
	Brink's Co.	18,815	1,643,302
	Broadridge Financial Solutions, Inc.	13,941	3,450,537
*	Builders FirstSource, Inc.	23,902	3,038,661
	BWX Technologies, Inc.	16,491	2,505,478
*	CACI International, Inc., Class A	5,365	2,470,958
*	Cadeler AS (CDLR US), ADR	6,078	127,395
	Cadre Holdings, Inc.	9,433	311,949
	Carlisle Cos., Inc.	9,805	3,477,932
	Carrier Global Corp.	42,014	2,883,001
*	Casella Waste Systems, Inc., Class A	1,050	114,167
	Caterpillar, Inc.	35,601	15,593,950
*	CBIZ, Inc.	1,436	87,768
*	CECO Environmental Corp.	500	22,475
	CH Robinson Worldwide, Inc.	19,990	2,305,247
*	Chart Industries, Inc.	19,392	3,855,711
	Chicago Rivet & Machine Co.	855	10,850
*	Cimpress PLC	6,783	375,168
	Cintas Corp.	17,224	3,833,201
	Civeo Corp.	2,250	56,228
*	Clarivate PLC	255,672	984,337
*	Clean Harbors, Inc.	11,588	2,732,566
	CNH Industrial NV	381,191	4,940,235
	Columbus McKinnon Corp.	23,209	340,012
	Comfort Systems USA, Inc.	3,497	2,459,440
*	Commercial Vehicle Group, Inc.	30,006	50,710
	CompX International, Inc.	3,722	86,723
	Concentrix Corp.	40,401	2,099,640
	Concrete Pumping Holdings, Inc.	22,380	152,855

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Conduent, Inc.	121,122	$322,185
	Copa Holdings SA, Class A	15,148	1,676,278
*	Copart, Inc.	47,417	2,149,413
*	Core & Main, Inc., Class A	31,999	2,036,416
#††	Costa Communications, Inc.	2,485	298
*	Costamare Bulkers Holdings Ltd.	18,748	168,732
	Costamare, Inc.	93,741	945,847
	Covenant Logistics Group, Inc.	14,890	359,593
	CRA International, Inc.	4,087	722,009
	Crane Co.	3,007	588,680
	CSG Systems International, Inc.	15,981	998,173
	CSW Industrials, Inc.	1,266	328,502
	CSX Corp.	385,729	13,708,809
	Cummins, Inc.	17,616	6,475,994
	Curtiss-Wright Corp.	320	156,870
*	Custom Truck One Source, Inc.	17,338	107,322
	Deere & Co.	12,809	6,716,655
	Delta Air Lines, Inc.	199,116	10,594,962
	Deluxe Corp.	33,492	539,221
*	Distribution Solutions Group, Inc.	18,675	559,690
*	DLH Holdings Corp.	4,597	25,789
*	DNOW, Inc.	59,597	927,329
	Donaldson Co., Inc.	31,586	2,273,244
	Douglas Dynamics, Inc.	22,967	656,856
	Dover Corp.	12,602	2,282,726
*	Driven Brands Holdings, Inc.	8,948	151,221
*	Ducommun, Inc.	11,183	1,017,429
	Dun & Bradstreet Holdings, Inc.	222,852	2,027,953
*	DXP Enterprises, Inc.	10,411	1,179,150
*	Dycom Industries, Inc.	11,826	3,178,947
	Eastern Co.	5,309	122,372
	Eaton Corp. PLC	1,499	576,695
	EMCOR Group, Inc.	7,829	4,912,619
	Emerson Electric Co.	18,274	2,659,050
	Enerpac Tool Group Corp.	25,442	979,771
	EnerSys	26,862	2,481,243
	Ennis, Inc.	25,451	453,028
	Enpro, Inc.	3,048	647,426
*	Enviri Corp.	54,841	493,569
	Equifax, Inc.	11,542	2,772,735
	Esab Corp.	28,979	3,888,112
	ESCO Technologies, Inc.	457	88,521
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Mfg. & Electronics Corp.	2,258	$99,352
*	Everus Construction Group, Inc.	28,967	2,151,089
	EVI Industries, Inc.	3,830	85,371
*	ExlService Holdings, Inc.	8,712	378,362
	Expeditors International of Washington, Inc.	30,376	3,530,906
	Exponent, Inc.	7,697	530,785
	Fastenal Co.	119,082	5,493,253
	Federal Signal Corp.	21,098	2,670,374
	FedEx Corp.	43,538	9,730,308
	Ferguson Enterprises, Inc.	40,233	8,985,236
*	First Advantage Corp.	24,310	420,320
	Flowserve Corp.	52,018	2,915,089
*	Fluence Energy, Inc.	9,772	79,349
*	Fluor Corp.	50,083	2,843,212
*	Forrester Research, Inc.	4,217	41,074
	Fortive Corp.	31,231	1,496,902
	Fortune Brands Innovations, Inc.	25,464	1,388,807
*	Franklin Covey Co.	9,180	180,938
	Franklin Electric Co., Inc.	17,503	1,644,407
*	Frontier Group Holdings, Inc.	7,784	34,094
	FTAI Aviation Ltd.	20,373	2,803,529
	FTAI Infrastructure, Inc.	10,630	66,650
*	FTI Consulting, Inc.	12,421	2,066,233
*	Gates Industrial Corp. PLC	98,140	2,433,872
	GATX Corp.	20,640	3,151,522
	Genco Shipping & Trading Ltd.	25,725	409,799
*	Gencor Industries, Inc.	8,113	118,288
*	Generac Holdings, Inc.	17,620	3,430,438
	General Dynamics Corp.	10,050	3,131,680
	Genpact Ltd.	53,084	2,338,350
*	Gibraltar Industries, Inc.	17,221	1,137,103
	Global Industrial Co.	30,154	1,027,045
*	GMS, Inc.	36,715	4,025,433
	Gorman-Rupp Co.	18,860	776,278
	Graco, Inc.	28,538	2,396,621
*	Graham Corp.	289	16,516
	Granite Construction, Inc.	22,703	2,144,752
*	Great Lakes Dredge & Dock Corp.	66,820	740,366
	Greenbrier Cos., Inc.	21,385	973,017

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Griffon Corp.	28,647	$2,328,142
*	GXO Logistics, Inc.	42,980	2,136,536
*	Hayward Holdings, Inc.	106,723	1,641,400
*	Healthcare Services Group, Inc.	29,880	388,739
	Heartland Express, Inc.	40,260	314,833
	Heidrick & Struggles International, Inc.	16,511	735,235
	Helios Technologies, Inc.	19,343	709,695
	Herc Holdings, Inc.	24,038	2,807,879
#*	Hertz Global Holdings, Inc.	25,476	163,301
	Hexcel Corp.	11,087	664,222
	Hillenbrand, Inc.	40,968	848,447
*	Hillman Solutions Corp.	15,462	121,995
	HNI Corp.	34,375	1,768,250
	Honeywell International, Inc.	37,114	8,252,298
	Howmet Aerospace, Inc.	4,937	887,524
	Hub Group, Inc., Class A	41,333	1,447,482
	Hubbell, Inc.	9,113	3,986,755
*	Hudson Global, Inc.	4,041	36,167
*	Hudson Technologies, Inc.	29,676	278,658
	Huntington Ingalls Industries, Inc.	10,536	2,938,069
*	Hurco Cos., Inc.	3,620	69,576
*	Huron Consulting Group, Inc.	14,619	1,930,878
	Hyster-Yale, Inc.	10,636	446,818
*	IBEX Holdings Ltd.	3,250	96,103
	IDEX Corp.	6,614	1,081,455
*	IES Holdings, Inc.	9,281	3,276,843
	Illinois Tool Works, Inc.	24,770	6,340,377
	Ingersoll Rand, Inc.	296	25,050
*	Innovative Solutions & Support, Inc.	14,202	220,699
	Insperity, Inc.	12,670	754,879
	Insteel Industries, Inc.	15,736	568,070
	Interface, Inc.	39,930	823,357
	ITT, Inc.	15,319	2,603,617
	Jacobs Solutions, Inc.	20,510	2,909,754
*	Janus International Group, Inc.	17,863	153,086
	JB Hunt Transport Services, Inc.	18,556	2,672,992
*	JELD-WEN Holding, Inc.	41,765	187,942
#*	JetBlue Airways Corp.	204,532	908,122
	Johnson Controls International PLC	6,290	660,450
		Shares	Value†
INDUSTRIALS — (Continued)
	Kadant, Inc.	5,840	$1,943,377
	Karat Packaging, Inc.	5,494	149,602
	KBR, Inc.	51,889	2,425,292
	Kelly Services, Inc., Class A	30,363	371,947
	Kennametal, Inc.	56,394	1,396,315
	Kforce, Inc.	16,899	588,930
*	Kirby Corp.	27,737	2,643,613
	Knight-Swift Transportation Holdings, Inc.	55,340	2,351,950
	Korn Ferry	35,185	2,493,561
*	Kratos Defense & Security Solutions, Inc.	2,714	159,312
*	L.B. Foster Co., Class A	4,677	109,910
	L3Harris Technologies, Inc.	16,820	4,622,472
	Landstar System, Inc.	10,347	1,379,979
*	Legalzoom.com, Inc.	39,859	358,332
	Leidos Holdings, Inc.	24,421	3,898,813
	Lennox International, Inc.	4,619	2,812,971
*	Limbach Holdings, Inc.	310	42,470
	Lincoln Electric Holdings, Inc.	9,790	2,383,865
	Lindsay Corp.	5,640	769,916
*	Liquidity Services, Inc.	21,955	524,285
	Lockheed Martin Corp.	17,533	7,381,042
	LSI Industries, Inc.	22,255	407,266
	Luxfer Holdings PLC	18,526	222,683
*	Manitowoc Co., Inc.	20,697	263,887
	ManpowerGroup, Inc.	28,090	1,158,712
	Marten Transport Ltd.	80,831	982,905
*	MasTec, Inc.	15,358	2,905,887
*	Mastech Digital, Inc.	1,982	14,310
*	Masterbrand, Inc.	58,501	645,266
*	Matrix Service Co.	23,483	358,820
	Matson, Inc.	20,896	2,231,275
	Maximus, Inc.	25,839	1,908,469
*	Mayville Engineering Co., Inc.	7,256	121,683
	McGrath RentCorp	2,847	355,277
*	Mercury Systems, Inc.	30,699	1,614,460
*	Middleby Corp.	19,480	2,828,496
	Miller Industries, Inc.	10,059	409,904
	MillerKnoll, Inc.	34,312	651,242
*	Mistras Group, Inc.	23,374	185,590
*	Montrose Environmental Group, Inc.	9,000	204,210
	Moog, Inc., Class A	10,854	2,101,117
*	MRC Global, Inc.	64,037	940,063

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	MSA Safety, Inc.	8,487	$1,509,583
#	MSC Industrial Direct Co., Inc., Class A	21,386	1,852,455
	Mueller Industries, Inc.	33,036	2,820,283
	Mueller Water Products, Inc., Class A	74,803	1,852,122
*	MYR Group, Inc.	2,224	430,344
	National Presto Industries, Inc.	4,174	402,582
*	NEXTracker, Inc., Class A	26,197	1,526,237
	NL Industries, Inc.	17,836	110,048
*	NN, Inc.	14,160	27,612
	Nordson Corp.	4,924	1,054,770
	Norfolk Southern Corp.	34,915	9,706,370
	Northrop Grumman Corp.	5,964	3,438,902
*	NPK International, Inc.	88,701	800,083
*	NV5 Global, Inc.	38,160	856,692
	nVent Electric PLC	2,416	189,463
*	NWPX Infrastructure, Inc.	7,519	314,144
	Old Dominion Freight Line, Inc.	23,298	3,477,226
	Omega Flex, Inc.	5,545	176,885
*	OPENLANE, Inc.	73,158	1,802,613
*	Orion Group Holdings, Inc.	10,969	81,280
	Oshkosh Corp.	29,237	3,699,358
	Otis Worldwide Corp.	4,623	396,145
	Owens Corning	23,913	3,334,190
	PACCAR, Inc.	65,685	6,487,051
*	PAMT Corp.	20,288	229,863
	Pangaea Logistics Solutions Ltd.	36,161	176,104
	Park Aerospace Corp.	8,413	151,602
	Parker-Hannifin Corp.	2,144	1,569,194
	Park-Ohio Holdings Corp.	13,746	225,434
*	Parsons Corp.	385	28,567
	Paychex, Inc.	39,488	5,699,303
	Paycom Software, Inc.	6,260	1,449,440
*	Paylocity Holding Corp.	812	150,123
	Pentair PLC	44,556	4,553,623
*	Perma-Fix Environmental Services, Inc.	215	2,477
*	Perma-Pipe International Holdings, Inc.	5,730	126,977
*	Planet Labs PBC	64,541	403,381
		Shares	Value†
INDUSTRIALS — (Continued)
#	Powell Industries, Inc.	8,218	$1,948,488
	Preformed Line Products Co.	3,672	566,700
	Primoris Services Corp.	35,682	3,360,174
*	Proto Labs, Inc.	13,290	573,065
	Quad/Graphics, Inc.	36,794	196,112
	Quanex Building Products Corp.	11,883	231,481
	Quanta Services, Inc.	7,632	3,099,584
*	Quest Resource Holding Corp.	10,130	20,361
*	Radiant Logistics, Inc.	39,808	235,265
*	RBC Bearings, Inc.	65	25,177
*	RCM Technologies, Inc.	3,727	89,858
	Regal Rexnord Corp.	17,859	2,730,284
	Republic Services, Inc.	9,416	2,171,800
*	Resideo Technologies, Inc.	111,463	3,042,940
	Resources Connection, Inc.	17,688	89,501
	REV Group, Inc.	20,989	1,040,005
	Robert Half, Inc.	28,346	1,046,251
	Rockwell Automation, Inc.	13,003	4,573,285
	Rollins, Inc.	49,692	2,845,861
	RTX Corp.	69,599	10,966,714
	Rush Enterprises, Inc. (RUSHA US), Class A	37,535	2,032,145
	Rush Enterprises, Inc. (RUSHB US), Class B	9,563	519,367
*	RXO, Inc.	4,900	75,705
	Ryder System, Inc.	20,564	3,654,428
*	Saia, Inc.	3,376	1,020,362
	Schneider National, Inc., Class B	60,940	1,489,983
	Science Applications International Corp.	22,224	2,477,532
	Sensata Technologies Holding PLC	52,970	1,629,357
*	SIFCO Industries, Inc.	4,888	23,756
	Simpson Manufacturing Co., Inc.	14,474	2,597,070
*	SiteOne Landscape Supply, Inc.	890	122,669
*	SkyWest, Inc.	22,136	2,566,891
	Snap-on, Inc.	7,030	2,257,966
	Southwest Airlines Co.	169,811	5,252,254
*	SPX Technologies, Inc.	16,163	2,947,970

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	SS&C Technologies Holdings, Inc.	71,637	$6,123,531
	Standex International Corp.	258	42,503
	Stanley Black & Decker, Inc.	31,278	2,115,957
	Steelcase, Inc., Class A	64,941	670,841
*	Sterling Infrastructure, Inc.	9,537	2,552,006
*	Stratasys Ltd.	14,526	157,317
*	Sun Country Airlines Holdings, Inc.	16,388	189,937
*	Sunrun, Inc.	119,935	1,230,533
*	TaskUS, Inc., Class A	16,400	280,112
*	Taylor Devices, Inc.	1,412	63,681
	Tecnoglass, Inc.	22,104	1,724,775
	Tennant Co.	13,971	1,153,166
	Terex Corp.	44,692	2,273,035
	Tetra Tech, Inc.	45,010	1,653,667
	Textron, Inc.	39,046	3,036,607
*	Thermon Group Holdings, Inc.	26,250	742,350
	Timken Co.	35,176	2,676,542
*	Titan International, Inc.	37,200	314,712
*	Titan Machinery, Inc.	13,481	260,453
	Toro Co.	32,509	2,413,793
	Trane Technologies PLC	11,677	5,115,460
*	Transcat, Inc.	103	7,872
	TransDigm Group, Inc.	213	342,602
	TransUnion	17,540	1,669,633
*	Trex Co., Inc.	16,675	1,071,202
	TriNet Group, Inc.	12,797	867,765
	Trinity Industries, Inc.	60,896	1,418,877
*	TrueBlue, Inc.	18,191	131,339
*	TTEC Holdings, Inc.	7,321	36,459
*	Tutor Perini Corp.	39,272	1,890,947
	Twin Disc, Inc.	12,774	110,495
	UFP Industries, Inc.	22,621	2,216,858
*	U-Haul Holding Co. (UHAL US)	8,150	471,559
	U-Haul Holding Co. (UHAL/B US)	65,482	3,405,064
*	Ultralife Corp.	13,766	109,715
	UniFirst Corp.	8,763	1,498,736
	Union Pacific Corp.	45,549	10,110,512
*	United Airlines Holdings, Inc.	95,638	8,445,792
	United Parcel Service, Inc., Class B	62,307	5,368,371
	United Rentals, Inc.	15,464	13,653,784
	Universal Logistics Holdings, Inc.	23,600	564,748
*	V2X, Inc.	17,366	822,801
		Shares	Value†
INDUSTRIALS — (Continued)
	Valmont Industries, Inc.	8,248	$3,001,860
	Veralto Corp.	23,385	2,451,450
	Verisk Analytics, Inc.	17,250	4,807,747
*	Verra Mobility Corp.	71,811	1,813,946
	Vertiv Holdings Co., Class A	45,282	6,593,059
	Vestis Corp.	59,067	357,946
*	Vicor Corp.	1,000	44,440
	Virco Mfg. Corp.	17,465	135,179
*	VirTra, Inc.	2,086	14,790
	VSE Corp.	459	71,852
	Wabash National Corp.	40,667	405,043
	Waste Management, Inc.	29,881	6,847,530
	Watsco, Inc. (WSO/B US), Class B	1,205	544,064
	Watts Water Technologies, Inc., Class A	9,489	2,489,154
	Werner Enterprises, Inc.	46,636	1,292,750
	WESCO International, Inc.	17,147	3,548,743
	Westinghouse Air Brake Technologies Corp.	16,948	3,254,863
*	Willdan Group, Inc.	182	15,525
	Willis Lease Finance Corp.	6,948	983,698
	WillScot Holdings Corp.	68,847	2,020,659
	Woodward, Inc.	1,216	312,609
	Worthington Enterprises, Inc.	974	60,359
	WW Grainger, Inc.	6,116	6,357,827
*	XPO, Inc.	23,874	2,871,803
	Xylem, Inc.	358	51,774
	Zurn Elkay Water Solutions Corp.	14,032	620,916
TOTAL INDUSTRIALS			697,098,185
INFORMATION TECHNOLOGY — (21.0%)
	A10 Networks, Inc.	11,142	205,236
	Accenture PLC, Class A	24,493	6,542,080
*	ACI Worldwide, Inc.	50,283	2,140,045
	Adeia, Inc.	66,896	866,303
*	Adobe, Inc.	22,291	7,973,268
	Advanced Energy Industries, Inc.	659	91,548
*	Advanced Micro Devices, Inc.	3,150	555,377
*	Airgain, Inc.	5,308	23,674
*	Akamai Technologies, Inc.	27,351	2,087,155

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alarm.com Holdings, Inc.	4,195	$229,173
*	Alithya Group, Inc., Class A	7,489	12,956
*	Alpha & Omega Semiconductor Ltd.	17,378	442,618
*	Ambarella, Inc.	892	58,952
	Amdocs Ltd.	24,155	2,061,871
	Amkor Technology, Inc.	112,209	2,531,435
	Amphenol Corp., Class A	41,308	4,399,715
*	Amtech Systems, Inc.	7,816	36,774
	Apple, Inc.	840,108	174,381,218
	Applied Materials, Inc.	33,613	6,052,357
*	Applied Optoelectronics, Inc.	327	7,479
*	AppLovin Corp., Class A	47,377	18,510,194
*	Arrow Electronics, Inc.	20,195	2,342,620
*	ASGN, Inc.	29,991	1,503,749
*	AstroNova, Inc.	7,311	82,614
*	Autodesk, Inc.	11,873	3,598,825
*	Aviat Networks, Inc.	8,195	177,012
	Avnet, Inc.	43,989	2,328,778
*	Axcelis Technologies, Inc.	17,674	1,196,353
	Bel Fuse, Inc. (BELFA US), Class A	53	6,070
	Belden, Inc.	20,613	2,548,797
	Benchmark Electronics, Inc.	23,086	888,811
*	Bill Holdings, Inc.	35,708	1,530,088
*	BK Technologies Corp.	1,538	59,736
*	Blackbaud, Inc.	18,533	1,249,495
*	Box, Inc., Class A	19,290	619,209
*	CCC Intelligent Solutions Holdings, Inc.	41,081	397,253
	CDW Corp.	21,649	3,775,153
*	Cerence, Inc.	22,454	193,104
*	CEVA, Inc.	8,817	188,419
*	Ciena Corp.	2,054	190,693
*	Cipher Mining, Inc.	79,073	431,739
*	Cirrus Logic, Inc.	18,390	1,852,057
	Cisco Systems, Inc.	165,490	11,266,559
	Clear Secure, Inc., Class A	32,508	956,060
*	Clearfield, Inc.	6,868	300,887
	Climb Global Solutions, Inc.	1,039	122,602
*	Coda Octopus Group, Inc.	4,669	34,784
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cognizant Technology Solutions Corp., Class A	111,001	$7,965,432
*	Coherent Corp.	11,010	1,184,676
*	Cohu, Inc.	27,155	484,988
*	Consensus Cloud Solutions, Inc.	3,598	72,608
	Corning, Inc.	109,028	6,894,931
*	Corsair Gaming, Inc.	19,779	179,198
*	CPI Card Group, Inc.	706	13,703
	Crane NXT Co.	29,777	1,766,967
*	Crexendo, Inc.	696	3,877
*	CS Disco, Inc.	10,253	40,704
	CSP, Inc.	248	2,544
	CTS Corp.	10,255	401,893
*	CVD Equipment Corp.	5,741	22,160
*	Daily Journal Corp.	417	166,625
*	Daktronics, Inc.	29,243	474,321
*	Data I/O Corp.	1,500	4,860
*	Diebold Nixdorf, Inc.	11,857	667,431
*	Digi International, Inc.	28,395	925,961
*	Diodes, Inc.	27,096	1,337,730
	Dolby Laboratories, Inc., Class A	4,236	319,140
*	Dropbox, Inc., Class A	20,775	564,457
*	DXC Technology Co.	136,909	1,863,332
*	E2open Parent Holdings, Inc.	35,730	117,909
*	Eastman Kodak Co.	20,434	136,908
*	Electro-Sensors, Inc.	1,426	6,324
#	Entegris, Inc.	8,787	689,428
*	EPAM Systems, Inc.	2,412	380,397
*	ePlus, Inc.	6,936	449,314
*	EverCommerce, Inc.	101	1,084
*	F5, Inc.	11,981	3,755,085
*	Fabrinet	10,873	3,519,916
*	Fair Isaac Corp.	239	343,376
*	Fastly, Inc., Class A	15,696	106,576
#*	First Solar, Inc.	23,195	4,052,862
*	Flex Ltd.	74,571	3,718,856
*	Fortinet, Inc.	30,858	3,082,714
*	Franklin Wireless Corp.	6,922	26,927
	Frequency Electronics, Inc.	5,834	155,184
*	Gartner, Inc.	9,491	3,214,127
	Gen Digital, Inc.	78,040	2,301,400
*	Genasys, Inc.	1,974	3,178
*	GLOBALFOUNDRIES, Inc.	527	19,705
*	Globant SA	1,182	99,595
*	GoDaddy, Inc., Class A	17,571	2,839,122
*	Grid Dynamics Holdings, Inc.	24,160	229,278
	Hackett Group, Inc.	17,982	420,599

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Harmonic, Inc.	18,271	$155,486
	Hewlett Packard Enterprise Co.	284,630	5,888,995
*	I3 Verticals, Inc., Class A	7,584	212,200
*	Ichor Holdings Ltd.	24,501	484,875
*	Informatica, Inc., Class A	37,923	936,698
	Information Services Group, Inc.	7,246	31,230
*	Insight Enterprises, Inc.	12,166	1,442,644
	Intel Corp.	142,832	2,828,074
#	InterDigital, Inc.	15,946	4,117,257
	International Business Machines Corp.	75,589	19,135,355
*	inTEST Corp.	11,005	76,925
*	IPG Photonics Corp.	6,670	499,516
*	Itron, Inc.	13,838	1,723,385
	Jabil, Inc.	23,216	5,181,115
*	Jamf Holding Corp.	20,151	159,999
*	Key Tronic Corp.	10,062	29,582
*	Keysight Technologies, Inc.	15,884	2,603,546
*	Kimball Electronics, Inc.	18,474	346,572
	KLA Corp.	10,803	9,496,161
*	Knowles Corp.	59,564	1,209,745
	Kulicke & Soffa Industries, Inc.	11,048	361,933
*	KVH Industries, Inc.	9,686	51,239
*	Kyndryl Holdings, Inc.	83,879	3,168,110
	Lam Research Corp.	64,767	6,142,502
*	Lantronix, Inc.	8,601	27,609
*	LGL Group, Inc.	2,275	16,551
	Littelfuse, Inc.	4,365	1,123,245
*	LiveRamp Holdings, Inc.	38,401	1,260,321
*	Magnachip Semiconductor Corp.	4,530	18,573
*	Manhattan Associates, Inc.	4,325	950,030
*	MaxLinear, Inc.	19,383	306,639
*	Meridianlink, Inc.	685	10,946
	Methode Electronics, Inc.	23,049	151,201
	Microchip Technology, Inc.	22,142	1,496,578
	Micron Technology, Inc.	50,758	5,539,728
	Microsoft Corp.	434,147	231,617,425
*	Mirion Technologies, Inc.	44,727	999,648
*	Mitek Systems, Inc.	20,935	188,834
	MKS, Inc.	7,144	679,966
	Motorola Solutions, Inc.	18,889	8,291,893
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	M-Tron Industries, Inc.	92	$4,046
*	N-able, Inc.	620	5,010
	Napco Security Technologies, Inc.	382	11,662
*	nCino, Inc.	4,422	123,484
*	NCR Voyix Corp.	46,678	635,754
	NetApp, Inc.	39,465	4,109,490
*	NETGEAR, Inc.	23,274	541,121
*	NetScout Systems, Inc.	34,985	749,379
*	nLight, Inc.	13,529	284,244
*	Nortech Systems, Inc.	1,040	8,746
*	Nutanix, Inc., Class A	2,459	184,843
	NVE Corp.	2,511	159,022
	NVIDIA Corp.	1,467,246	260,979,046
	NXP Semiconductors NV	49,600	10,602,992
*	Okta, Inc.	2,301	225,038
*	ON Semiconductor Corp.	77,943	4,392,868
*	ON24, Inc.	1,900	9,424
*	One Stop Systems, Inc.	1,013	5,460
	OneSpan, Inc.	4,785	70,579
*	Optical Cable Corp.	6,626	29,684
	Oracle Corp.	102,255	25,949,251
*	OSI Systems, Inc.	11,056	2,443,487
*	PAR Technology Corp.	3,234	196,563
	PC Connection, Inc.	19,108	1,176,862
*	PDF Solutions, Inc.	980	21,785
	Pegasystems, Inc.	2,674	156,991
*	Penguin Solutions, Inc.	31,666	746,368
*	Photronics, Inc.	43,303	881,649
*	Plexus Corp.	9,539	1,216,223
	Power Integrations, Inc.	321	15,575
#*	Powerfleet, Inc. NJ	40,162	163,058
	Progress Software Corp.	20,240	973,139
*	Qorvo, Inc.	12,461	1,041,740
	QUALCOMM, Inc.	68,994	10,125,559
*	Qualys, Inc.	9,993	1,329,769
*	Ralliant Corp.	10,410	475,945
*	Rambus, Inc.	26,437	1,954,487
	Red Violet, Inc.	491	21,766
*	RF Industries Ltd.	7,730	63,695
*	Ribbon Communications, Inc.	49,873	187,522
	Richardson Electronics Ltd.	10,614	106,989
*	Riot Platforms, Inc.	20,573	275,884
*	Rogers Corp.	10,818	709,444
	Salesforce, Inc.	19,183	4,955,544
*	Sandisk Corp.	13,293	570,536

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sanmina Corp.	26,343	$3,056,842
	Sapiens International Corp. NV	22,840	626,044
*	ScanSource, Inc.	19,268	748,369
	Seagate Technology Holdings PLC	396	62,176
*	SentinelOne, Inc., Class A	5,343	97,991
*	Silicon Laboratories, Inc.	177	23,323
	Skyworks Solutions, Inc.	29,222	2,002,876
*	SolarEdge Technologies, Inc.	2,609	66,947
*	Synaptics, Inc.	18,436	1,155,937
	Taitron Components, Inc., Class A	855	1,855
	TD SYNNEX Corp.	16,335	2,358,611
	TE Connectivity PLC	21,510	4,425,683
*	Teledyne Technologies, Inc.	5,049	2,782,100
*	Telos Corp.	13,674	35,142
*	Teradata Corp.	40,361	844,756
	Teradyne, Inc.	30,630	3,290,581
	Texas Instruments, Inc.	31,024	5,617,205
*	TransAct Technologies, Inc.	8,099	30,533
*	Trimble, Inc.	3,483	292,189
*	TTM Technologies, Inc.	82,128	3,880,548
*	Turtle Beach Corp.	602	8,753
*	Twilio, Inc., Class A	37,884	4,887,036
*	Ultra Clean Holdings, Inc.	26,365	593,740
*	Unisys Corp.	12,894	53,252
	Universal Display Corp.	420	60,648
*	Veeco Instruments, Inc.	34,040	707,351
*	Verint Systems, Inc.	40,815	868,543
	VeriSign, Inc.	400	107,548
*	Viavi Solutions, Inc.	4,792	48,160
	Vishay Intertechnology, Inc.	72,093	1,181,604
*	Vishay Precision Group, Inc.	7,144	189,459
	Vontier Corp.	59,654	2,473,851
	Western Digital Corp.	33,994	2,674,988
*	WidePoint Corp.	1,177	3,543
#	Xerox Holdings Corp.	125,567	508,546
*	Xperi, Inc.	9,209	55,438
*	Zebra Technologies Corp., Class A	8,683	2,943,711
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zoom Communications, Inc.	36,812	$2,725,929
TOTAL INFORMATION TECHNOLOGY			1,031,424,159
MATERIALS — (4.5%)
	AdvanSix, Inc.	17,552	353,146
	Air Products & Chemicals, Inc.	10,134	2,917,376
#	Albemarle Corp.	10,037	681,010
	Alcoa Corp.	65,685	1,968,579
*	Alpha Metallurgical Resources, Inc.	8,892	1,049,878
	Amcor PLC	587,245	5,490,741
	American Vanguard Corp.	19,416	74,946
	AptarGroup, Inc.	14,320	2,250,245
*	Arq, Inc.	3,973	21,256
*	Ascent Industries Co.	9,589	123,027
	Ashland, Inc.	26,683	1,375,775
*	Aspen Aerogels, Inc.	19,336	148,114
	Avery Dennison Corp.	14,624	2,453,469
	Avient Corp.	51,804	1,635,452
*	Axalta Coating Systems Ltd.	85,860	2,431,555
	Balchem Corp.	89	13,570
	Ball Corp.	50,241	2,876,800
	Cabot Corp.	28,328	2,044,715
	Caledonia Mining Corp. PLC	1,210	23,825
	Carpenter Technology Corp.	40,717	10,154,413
	Celanese Corp.	17,857	932,671
*	Century Aluminum Co.	33,056	700,126
	CF Industries Holdings, Inc.	48,590	4,510,610
	Chemours Co.	30,355	363,653
*	Clearwater Paper Corp.	12,278	276,992
*	Cleveland-Cliffs, Inc.	114,992	1,209,716
*	Coeur Mining, Inc.	4,491	39,027
	Commercial Metals Co.	43,991	2,281,373
*	Core Molding Technologies, Inc.	8,981	149,444
	Corteva, Inc.	79,853	5,759,797
	CRH PLC (CRHCF US)	40,463	3,862,193
	Crown Holdings, Inc.	21,143	2,100,768
*	Dakota Gold Corp.	4,688	16,877
#	Dow, Inc.	114,781	2,673,250
	DuPont de Nemours, Inc.	38,207	2,747,083
	Eagle Materials, Inc.	13,262	2,974,534

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Eastman Chemical Co.	71,158	$5,166,782
	Ecolab, Inc.	9,334	2,443,268
*	Ecovyst, Inc.	53,511	460,730
	Element Solutions, Inc.	67,200	1,585,920
	Ferroglobe PLC	49,621	209,897
	FMC Corp.	14,998	585,522
	Fortitude Gold Corp.	17,074	60,100
	Freeport-McMoRan, Inc.	216,777	8,723,107
	Friedman Industries, Inc.	9,833	149,068
	Graphic Packaging Holding Co.	117,046	2,617,149
	Greif, Inc. (GEF US), Class A	22,936	1,454,830
	Greif, Inc. (GEF/B US), Class B	8,178	536,886
	Hawkins, Inc.	12,301	2,008,507
	HB Fuller Co.	36,920	2,074,904
	Hecla Mining Co.	520,329	2,986,688
	Huntsman Corp.	115,221	1,117,644
*	Ingevity Corp.	15,733	657,482
	Innospec, Inc.	17,005	1,358,700
	International Flavors & Fragrances, Inc.	27,263	1,936,491
	International Paper Co.	275,500	12,876,870
*	Intrepid Potash, Inc.	8,190	272,563
*	James Hardie Industries PLC	71,724	1,860,521
	Kaiser Aluminum Corp.	11,837	915,118
*	Knife River Corp.	19,604	1,616,938
	Koppers Holdings, Inc.	13,632	447,948
	Kronos Worldwide, Inc.	40,305	215,632
	Linde PLC	28,454	13,096,238
	Louisiana-Pacific Corp.	28,596	2,585,364
*	LSB Industries, Inc.	8,343	64,491
	LyondellBasell Industries NV, Class A	56,733	3,286,543
	Martin Marietta Materials, Inc.	5,541	3,185,410
	Materion Corp.	13,949	1,468,830
	Mativ Holdings, Inc.	36,512	241,709
	Mercer International, Inc.	42,634	158,172
*	Metallus, Inc.	24,539	387,716
	Minerals Technologies, Inc.	18,530	1,077,520
	Mosaic Co.	56,128	2,021,169
	Myers Industries, Inc.	26,133	382,848
	NewMarket Corp.	3,889	2,671,743
		Shares	Value†
MATERIALS — (Continued)
	Newmont Corp.	204,681	$12,710,690
	Nexa Resources SA	6,124	29,640
	Northern Technologies International Corp.	7,510	57,827
	Nucor Corp.	37,429	5,354,967
*	O-I Glass, Inc.	62,845	817,613
	Olin Corp.	79,365	1,503,173
	Olympic Steel, Inc.	9,341	290,505
	Orion SA	30,485	295,705
	Packaging Corp. of America	17,420	3,375,125
*	Perimeter Solutions, Inc.	69,028	1,113,422
	PPG Industries, Inc.	39,276	4,143,618
	Quaker Chemical Corp.	4,811	550,475
	Ramaco Resources, Inc. (METC US), Class A	14,569	296,479
	Ramaco Resources, Inc. (METCB US), Class B	2,992	40,631
*	Ranpak Holdings Corp.	24,217	88,392
*	Rayonier Advanced Materials, Inc.	49,324	189,404
	Reliance, Inc.	11,374	3,299,939
††	Resolute Forest Products, Inc.	66,341	17,667
	Royal Gold, Inc.	4,062	615,068
	RPM International, Inc.	15,482	1,817,742
	Ryerson Holding Corp.	18,801	387,301
	Scotts Miracle-Gro Co.	359	22,495
	Sealed Air Corp.	49,477	1,448,192
	Sensient Technologies Corp.	19,279	2,164,839
	Sherwin-Williams Co.	17,491	5,787,422
	Silgan Holdings, Inc.	37,024	1,722,727
	Smurfit WestRock PLC	51,659	2,292,626
	Sonoco Products Co.	49,403	2,226,593
	Southern Copper Corp.	8,610	810,718
	Steel Dynamics, Inc.	32,107	4,095,569
	Stepan Co.	15,898	807,141
	SunCoke Energy, Inc.	67,147	496,216
	Sylvamo Corp.	22,362	1,030,217
*	Tredegar Corp.	3,100	27,001
	TriMas Corp.	28,073	1,003,048
	Tronox Holdings PLC	93,212	297,346
*	U.S. Gold Corp.	320	3,270
	U.S. Lime & Minerals, Inc.	16,311	1,624,249
	Vulcan Materials Co.	12,143	3,335,318
	Warrior Met Coal, Inc.	35,807	1,839,764

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Westlake Corp.	16,252	$1,288,784
	Worthington Steel, Inc.	36,170	1,103,908
TOTAL MATERIALS			224,075,850
REAL ESTATE — (0.3%)
*	AMREP Corp.	1,288	28,658
*	Anywhere Real Estate, Inc.	52,791	243,894
*	CBRE Group, Inc., Class A	27,401	4,267,432
*	CKX Lands, Inc.	465	5,582
*	Comstock Holding Cos., Inc.	1,210	15,028
*	Cushman & Wakefield PLC	104,532	1,274,245
*	Forestar Group, Inc.	16,251	403,025
*	FRP Holdings, Inc.	15,968	421,555
*	Howard Hughes Holdings, Inc.	36,241	2,490,844
*	Jones Lang LaSalle, Inc.	12,794	3,458,986
*	JW Mays, Inc.	300	11,991
	Kennedy-Wilson Holdings, Inc.	40,449	296,087
	Marcus & Millichap, Inc.	31,407	978,642
*	Millrose Properties, Inc.	2,245	67,328
	Newmark Group, Inc., Class A	69,788	1,058,684
*	Seaport Entertainment Group, Inc.	9,129	210,606
	St. Joe Co.	660	33,330
*	Stratus Properties, Inc.	5,422	86,400
*	Tejon Ranch Co.	15,607	280,302
*	Zillow Group, Inc. (Z US), Class C	2,877	228,865
TOTAL REAL ESTATE			15,861,484
UTILITIES — (0.6%)
	ALLETE, Inc.	9,015	594,359
	Brookfield Renewable Corp.	1,660	60,806
	Shares	Value†
UTILITIES — (Continued)
Genie Energy Ltd., Class B	2,407	$48,910
* Hallador Energy Co.	26,044	459,416
MDU Resources Group, Inc.	115,868	1,998,723
New Jersey Resources Corp.	50,395	2,313,634
NRG Energy, Inc.	38,056	6,362,963
Ormat Technologies, Inc.	23,616	2,111,507
TXNM Energy, Inc.	10,880	617,875
Vistra Corp.	66,051	13,774,276
TOTAL UTILITIES		28,342,469
TOTAL COMMON STOCKS		4,780,846,219
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
* M-Tron Industries, Inc. Warrants 03/11/2028	92	166
TOTAL RIGHTS/WARRANTS		166
TOTAL INVESTMENT SECURITIES (Cost $3,159,071,450)		4,780,846,385

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	44,184,845	44,184,845
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	7,473,547	86,446,522
TOTAL INVESTMENTS — (100.0%)
(Cost $3,289,700,728)^^			$4,911,477,752
As of July 31, 2025, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	122	09/19/25	$37,196,704	$38,882,925	$1,686,221
Total Futures Contracts			$37,196,704	$38,882,925	$1,686,221

U.S. Vector Equity Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $67,668 or 0.0% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$383,539,886	—	—	$383,539,886
Consumer Discretionary	521,758,405	$58,891	—	521,817,296
Consumer Staples	297,951,962	133,482	—	298,085,444
Energy	283,094,866	—	—	283,094,866
Financials	919,560,446	27,084	—	919,587,530
Health Care	377,631,032	36,013	$252,005	377,919,050
Industrials	696,553,823	544,064	298	697,098,185
Information Technology	1,031,424,159	—	—	1,031,424,159
Materials	224,058,183	—	17,667	224,075,850
Real Estate	15,849,493	11,991	—	15,861,484
Utilities	28,342,469	—	—	28,342,469
Rights/Warrants
Information Technology	—	166	—	166
Temporary Cash Investments	44,184,845	—	—	44,184,845
Securities Lending Collateral	—	86,446,522	—	86,446,522
Total Investments in Securities	$4,823,949,569	$87,258,213	$269,970˂˃	$4,911,477,752
Financial Instruments
Assets
Futures Contracts**	1,686,221	—	—	1,686,221
Total Financial Instruments	$1,686,221	—	—	$1,686,221
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.9%)
COMMUNICATION SERVICES — (2.4%)
*	Advantage Solutions, Inc.	120,072	$164,499
#*	Altice USA, Inc., Class A	736,517	1,914,944
*	AMC Networks, Inc., Class A	115,598	692,432
*	Angi, Inc.	68,041	1,103,625
*	Anterix, Inc.	72,088	1,601,074
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	54,996	2,590,312
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	146,731	6,538,333
	ATN International, Inc.	65,661	1,126,086
*	Bandwidth, Inc., Class A	116,693	1,623,200
*	Boston Omaha Corp., Class A	125,016	1,681,465
*	Bumble, Inc., Class A	185,508	1,443,252
*	BuzzFeed, Inc.	32,001	69,442
#	Cable One, Inc.	10,501	1,343,918
#*	Cardlytics, Inc.	30,296	61,804
*	Cargurus, Inc.	386,089	12,671,441
*	Cars.com, Inc.	282,872	3,640,563
#	Cinemark Holdings, Inc.	558,156	14,997,652
*	Creative Realities, Inc.	3,139	8,538
	CuriosityStream, Inc.	3,296	15,986
*	DHI Group, Inc.	166,145	441,946
*	DoubleVerify Holdings, Inc.	428,611	6,566,320
#*	EchoStar Corp., Class A	12,148	395,903
	Entravision Communications Corp., Class A	128,895	284,858
*	Eventbrite, Inc., Class A	17,152	41,851
*	EverQuote, Inc., Class A	93,037	2,287,780
*	EW Scripps Co., Class A	257,874	771,043
*	Frontier Communications Parent, Inc.	491,581	18,060,686
*	fuboTV, Inc.	383,932	1,528,049
*	Gaia, Inc.	11,477	48,203
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Gambling.com Group Ltd.	143,115	$1,512,726
*	Gannett Co., Inc.	466,564	1,777,609
*	GCI Liberty, Inc. (GLBKV US), Class C	10,113	336,257
*	GCI Liberty, Inc. (GLIBA US), Class A	1,423	47,016
*	Globalstar, Inc.	17,432	409,478
#*	Gogo, Inc.	301,358	4,779,538
	Gray Media, Inc.	321,686	1,450,804
	Gray Media, Inc., Class A	3,603	38,372
*	Harte Hanks, Inc.	6,069	20,695
	IDT Corp., Class B	189,573	11,167,745
#*	IMAX Corp.	239,845	6,185,603
*	Integral Ad Science Holding Corp.	401,342	3,291,004
*	Intelligent Protection Management Corp.	3,698	7,322
	Iridium Communications, Inc.	446,937	10,932,079
	John Wiley & Sons, Inc. (WLY US), Class A	203,136	7,841,050
*	Liberty Broadband Corp. (LBRDA US), Class A	13,558	828,800
*	Liberty Broadband Corp. (LBRDK US), Class C	112,688	6,910,028
*	Liberty Global Ltd. (LBTYA US), Class A	537,461	5,385,359
*	Liberty Global Ltd. (LBTYK US), Class C	497,934	5,093,865
*	Liberty Latin America Ltd. (LILA US), Class A	122,362	862,652
*	Liberty Latin America Ltd. (LILAK US), Class C	717,240	5,121,094
*	Lionsgate Studios Corp.	163,373	967,168
*	Lumen Technologies, Inc.	3,381,222	15,046,438

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Madison Square Garden Entertainment Corp.	164,190	$6,204,740
*	Madison Square Garden Sports Corp.	65,337	13,204,608
*	Magnite, Inc.	596,763	13,731,517
	Marcus Corp.	106,110	1,737,021
	Match Group, Inc.	784,182	26,873,917
*	MediaAlpha, Inc., Class A	25,077	251,272
	National CineMedia, Inc.	69,273	333,203
	New York Times Co., Class A	562,710	29,199,022
	Nexstar Media Group, Inc.	123,021	23,018,459
*	Nextdoor Holdings, Inc.	205,532	359,681
#	Paramount Global (PARA US), Class B	393,255	4,943,215
#	Paramount Global (PARAA US), Class A	4,805	91,727
*»	Pegasus Cos., Inc.	34	986
*	PSQ Holdings, Inc.	6,047	12,336
*	PubMatic, Inc., Class A	141,779	1,702,766
*	QuinStreet, Inc.	255,897	4,199,270
*»	Reading International, Inc. (RDIB US), Class B	2,710	26,151
*	Reservoir Media, Inc.	7,519	59,701
	Saga Communications, Inc., Class A	23,770	299,502
	Scholastic Corp.	116,743	2,880,050
	Shenandoah Telecommunications Co.	246,754	3,622,349
	Shutterstock, Inc.	146,622	2,809,277
#	Sinclair, Inc.	200,018	2,892,260
#*	Sphere Entertainment Co.	126,843	5,460,591
	Spok Holdings, Inc.	92,293	1,692,654
*	Stagwell, Inc.	510,302	2,924,030
*	Starz Entertainment Corp.	10,891	158,464
	Sunrise Communications AG, ADR, Class A	158,634	8,417,120
*	Teads Holding Co.	47,363	119,828
*	TechTarget, Inc.	193,190	1,398,696
	TEGNA, Inc.	777,212	12,979,440
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Telephone & Data Systems, Inc.	465,425	$18,170,192
*	Thryv Holdings, Inc.	131,256	1,727,329
	Townsquare Media, Inc., Class A	4,439	30,585
*	Travelzoo	38,901	388,621
*	TripAdvisor, Inc.	515,810	9,021,517
*	TrueCar, Inc.	381,658	698,434
*	U.S. Cellular Corp.	95,774	6,984,798
*	Urban One, Inc. (UONE US)	38,196	60,350
*	Urban One, Inc. (UONEK US)	48,078	31,371
*	Vimeo, Inc.	689,348	2,612,629
#*	Vivid Seats, Inc., Class A	437,252	677,741
*	WideOpenWest, Inc.	5,163	17,399
*	Yelp, Inc.	305,702	10,525,320
*	Zedge, Inc., Class B	9,282	37,314
*	Ziff Davis, Inc.	165,380	5,146,626
*	ZoomInfo Technologies, Inc.	982,821	10,643,951
TOTAL COMMUNICATION SERVICES			412,105,937
CONSUMER DISCRETIONARY — (13.2%)
#*	1-800-Flowers.com, Inc., Class A	234,929	1,388,430
*	1stdibs.com, Inc.	13,958	38,524
*	Abercrombie & Fitch Co., Class A	213,594	20,509,296
#	Academy Sports & Outdoors, Inc.	334,750	17,001,953
*	Accel Entertainment, Inc.	121,562	1,563,287
#	Acushnet Holdings Corp.	282,025	22,454,831
*	Adient PLC	335,579	7,194,814
	ADT, Inc.	2,641,058	22,052,834
*	Adtalem Global Education, Inc.	261,543	29,886,519
	Advance Auto Parts, Inc.	177,950	9,443,807
	A-Mark Precious Metals, Inc.	104,315	2,219,823
	AMCON Distributing Co.	3,090	339,869
*	American Axle & Manufacturing Holdings, Inc.	660,678	2,940,017
	American Eagle Outfitters, Inc.	842,095	9,094,626
*	American Outdoor Brands, Inc.	82,864	779,750
*	American Public Education, Inc.	71,531	2,111,595

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	America's Car-Mart, Inc.	37,163	$1,673,822
	Aramark	688,379	29,297,410
*	Arhaus, Inc.	178,555	1,564,142
*	Ark Restaurants Corp.	16,816	144,618
#	Arko Corp.	290,204	1,210,151
*	Asbury Automotive Group, Inc.	83,533	18,554,350
	Autoliv, Inc.	218,286	24,349,803
*	AutoNation, Inc.	169,022	32,560,398
#*	Bally's Corp.	2,399	22,263
	Bassett Furniture Industries, Inc.	107,012	1,692,930
	Bath & Body Works, Inc.	576,954	16,708,588
*	Beazer Homes USA, Inc.	64,485	1,515,398
#*	Beyond, Inc.	66,868	598,469
*	Biglari Holdings, Inc. (BH US), Class B	11,303	3,484,941
*	Biglari Holdings, Inc. (BH/A US), Class A	221	328,406
*	Birkenstock Holding PLC	234,695	11,755,873
*	BJ's Restaurants, Inc.	99,150	3,512,885
	Bloomin' Brands, Inc.	165,877	1,511,139
#*	Boot Barn Holdings, Inc.	137,159	23,577,632
	BorgWarner, Inc.	751,816	27,666,829
*	Bright Horizons Family Solutions, Inc.	214,060	24,210,186
	Brightstar Lottery PLC	330,684	4,907,351
*	Brinker International, Inc.	237,814	37,479,486
	Brunswick Corp.	279,803	16,309,717
	Buckle, Inc.	226,755	11,194,894
#	Build-A-Bear Workshop, Inc.	59,205	3,002,286
#	Caleres, Inc.	147,950	2,031,354
	Camping World Holdings, Inc., Class A	248,098	3,433,676
*	Capri Holdings Ltd.	149,518	2,719,732
*	CarMax, Inc.	264,700	14,984,667
	Carriage Services, Inc.	70,589	3,170,858
	Carter's, Inc.	72,016	1,745,668
	Cato Corp., Class A	70,613	199,129
#*	Cava Group, Inc.	233,867	20,582,635
*	Cavco Industries, Inc.	42,561	17,180,599
	Century Communities, Inc.	157,089	8,842,540
*	Champion Homes, Inc.	256,809	15,639,668
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Cheesecake Factory, Inc.	227,002	$14,507,698
#	Choice Hotels International, Inc.	159,119	20,321,088
	Churchill Downs, Inc.	7,419	794,130
*	Citi Trends, Inc.	45,230	1,380,420
	Clarus Corp.	100,852	363,067
#	Columbia Sportswear Co.	226,991	12,840,881
*	ContextLogic, Inc., Class A	11,420	85,536
#*	Cooper-Standard Holdings, Inc.	78,882	1,901,056
*	Coursera, Inc.	542,426	6,856,265
#	Cracker Barrel Old Country Store, Inc.	90,737	5,625,694
	Cricut, Inc., Class A	70,309	344,514
*	Crocs, Inc.	210,363	20,979,502
	Crown Crafts, Inc.	7,793	21,742
*	Culp, Inc.	31,633	134,440
	Dana, Inc.	602,247	9,587,772
#*	Dave & Buster's Entertainment, Inc.	162,553	4,753,050
*	Denny's Corp.	158,202	588,511
#	Designer Brands, Inc., Class A	84,687	238,817
*	Destination XL Group, Inc.	246,950	321,035
#	Dillard's, Inc., Class A	47,011	21,950,846
	Dine Brands Global, Inc.	30,476	689,062
*	Dorman Products, Inc.	136,788	16,499,369
#*	Dream Finders Homes, Inc., Class A	121,552	3,077,697
*	Duluth Holdings, Inc., Class B	107,193	225,105
*	Dutch Bros, Inc., Class A	214,853	12,734,337
*	El Pollo Loco Holdings, Inc.	136,303	1,403,921
*	Envela Corp.	19,113	103,592
	Escalade, Inc.	56,160	690,206
	Ethan Allen Interiors, Inc.	114,387	3,405,301
*	Etsy, Inc.	339,146	19,762,037
*	European Wax Center, Inc., Class A	86,128	403,079
*	Figs, Inc., Class A	387,738	2,520,297
#*	First Watch Restaurant Group, Inc.	245,013	4,236,275
*	Five Below, Inc.	121,642	16,606,566
	Flanigan's Enterprises, Inc.	9,481	303,392

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flexsteel Industries, Inc.	26,039	$885,586
*	Floor & Decor Holdings, Inc., Class A	263,426	20,188,969
*	Foot Locker, Inc.	384,080	9,617,363
*	Fox Factory Holding Corp.	187,628	5,698,262
*	Frontdoor, Inc.	261,970	15,325,245
#*	Full House Resorts, Inc.	35,230	161,353
*	Funko, Inc., Class A	171,705	659,347
	Gap, Inc.	1,393,581	27,119,086
	Garrett Motion, Inc.	803,416	10,476,545
#*	Genesco, Inc.	48,706	1,171,866
	Gentex Corp.	669,274	17,682,219
*	Gentherm, Inc.	137,220	4,396,529
*	G-III Apparel Group Ltd.	198,864	4,693,190
#*	Global Business Travel Group I	153,242	985,346
	Golden Entertainment, Inc.	29,776	837,301
*	Goodyear Tire & Rubber Co.	1,189,350	12,226,518
	Graham Holdings Co., Class B	25,643	24,468,038
*	Grand Canyon Education, Inc.	129,446	21,828,479
*	Green Brick Partners, Inc.	103,821	6,430,673
	Group 1 Automotive, Inc.	54,960	22,651,764
*	Groupon, Inc.	25,913	799,157
*	GrowGeneration Corp.	26,182	25,789
#	Guess?, Inc.	221,473	2,879,149
	H&R Block, Inc.	600,212	32,615,520
	Hamilton Beach Brands Holding Co., Class A	45,399	706,862
*	Hanesbrands, Inc.	1,413,272	5,780,283
#	Harley-Davidson, Inc.	508,614	12,374,579
	Hasbro, Inc.	445,423	33,477,993
	Haverty Furniture Cos., Inc. (HVT US)	67,480	1,392,112
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	3,785	78,236
*	Helen of Troy Ltd.	97,994	2,153,908
*	Hilton Grand Vacations, Inc.	351,560	15,756,919
*	Holley, Inc.	95,110	197,829
	Hooker Furnishings Corp.	48,234	455,811
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Hovnanian Enterprises, Inc., Class A	20,494	$2,448,418
*	Inspired Entertainment, Inc.	58,719	529,058
#	Installed Building Products, Inc.	123,806	25,044,716
*	iRobot Corp.	19,813	83,413
	J Jill, Inc.	58,937	924,132
#	Jack in the Box, Inc.	85,843	1,691,107
	JAKKS Pacific, Inc.	44,574	789,406
	Johnson Outdoors, Inc., Class A	30,361	1,007,985
	KB Home	323,775	17,891,807
#	Kohl's Corp.	253,376	2,746,596
	Kontoor Brands, Inc.	244,012	13,581,708
#	Krispy Kreme, Inc.	301,600	1,091,792
#*	Kura Sushi USA, Inc., Class A	43,370	3,805,284
	Lakeland Industries, Inc.	42,798	595,320
#*	Lands' End, Inc.	131,963	1,547,926
*	Latham Group, Inc.	94,017	637,435
*	Laureate Education, Inc.	703,137	15,890,896
*††	Lazare Kaplan International, Inc.	9,600	0
	La-Z-Boy, Inc.	183,887	6,614,415
	LCI Industries	113,522	10,784,590
	Lear Corp.	162,135	15,287,709
#*	Legacy Housing Corp.	61,783	1,382,704
	Leggett & Platt, Inc.	386,913	3,695,019
	Levi Strauss & Co., Class A	344,254	6,778,361
*	LGI Homes, Inc.	93,565	4,984,208
*	Life Time Group Holdings, Inc.	615,168	17,667,625
	Lifetime Brands, Inc.	69,325	305,030
*	Light & Wonder, Inc.	52,081	5,016,442
*	Lincoln Educational Services Corp.	133,120	3,044,454
*	Lindblad Expeditions Holdings, Inc.	89,202	1,065,964
	Lithia Motors, Inc.	77,845	22,419,360
*	Live Ventures, Inc.	8,538	130,802
	LKQ Corp.	421,307	12,415,917
*	Lovesac Co.	62,910	1,133,009
#*	Lucid Group, Inc.	1,425,850	3,507,591
*	M/I Homes, Inc.	120,077	14,432,055
	Macy's, Inc.	1,117,953	14,119,746
*	Malibu Boats, Inc., Class A	86,323	2,875,419
	Marine Products Corp.	104,268	895,662
#*	MarineMax, Inc.	96,395	2,186,239
	Marriott Vacations Worldwide Corp.	167,944	12,506,790

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	MasterCraft Boat Holdings, Inc.	68,748	$1,329,586
*	Mattel, Inc.	1,078,182	18,339,876
	Matthews International Corp., Class A	71,737	1,685,102
	Meritage Homes Corp.	322,029	21,685,433
*	Mister Car Wash, Inc.	566,783	3,273,172
*	Modine Manufacturing Co.	234,883	31,605,857
*	Mohawk Industries, Inc.	217,783	24,938,331
	Monarch Casino & Resort, Inc.	25,536	2,629,187
#	Monro, Inc.	109,699	1,546,207
*	Motorcar Parts of America, Inc.	83,417	865,034
	Movado Group, Inc.	68,612	1,064,172
	Murphy USA, Inc.	47,782	17,320,019
	Nathan's Famous, Inc.	49,462	4,698,890
*	National Vision Holdings, Inc.	325,535	7,897,479
	Newell Brands, Inc.	1,591,290	8,927,137
*	Norwegian Cruise Line Holdings Ltd.	1,186,906	30,337,317
*	ODP Corp.	133,691	2,385,047
*	Ollie's Bargain Outlet Holdings, Inc.	277,686	37,940,238
	OneSpaWorld Holdings Ltd.	457,453	10,118,860
#*	OneWater Marine, Inc., Class A	32,567	499,578
#*	Outdoor Holding Co.	33,120	39,082
#	Oxford Industries, Inc.	66,686	2,546,071
#	Papa John's International, Inc.	146,773	6,224,643
#	Patrick Industries, Inc.	149,861	14,572,484
	Penske Automotive Group, Inc.	16,978	2,842,287
	Perdoceo Education Corp.	307,089	8,838,021
*	Petco Health & Wellness Co., Inc.	486,367	1,463,965
*	PetMed Express, Inc.	8,897	27,759
	Phinia, Inc.	130,966	6,639,976
*	Planet Fitness, Inc., Class A	293,868	32,087,447
	Polaris, Inc.	147,822	7,821,262
	Pool Corp.	12,244	3,772,866
#*	Portillo's, Inc., Class A	168,265	1,675,919
*	Potbelly Corp.	123,119	1,481,122
*	Pursuit Attractions & Hospitality, Inc.	111,306	3,365,893
	PVH Corp.	240,283	17,641,578
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	QuantumScape Corp.	1,092,200	$9,392,920
	RCI Hospitality Holdings, Inc.	39,444	1,413,279
	Red Rock Resorts, Inc., Class A	66,206	4,061,738
#*	Revolve Group, Inc.	162,022	3,361,957
#*	RH	58,091	11,944,671
	Rocky Brands, Inc.	54,468	1,424,883
*	RumbleON, Inc., Class B	1,094	2,308
*	Rush Street Interactive, Inc.	171,985	3,467,218
*	Sabre Corp.	983,741	2,980,735
*	Sally Beauty Holdings, Inc.	441,148	4,296,782
*	Savers Value Village, Inc.	96,236	1,001,817
	Service Corp. International	36,555	2,789,512
*	Shake Shack, Inc., Class A	181,639	21,858,437
*	SharkNinja, Inc.	3,341	387,890
#	Shoe Carnival, Inc.	122,959	2,515,741
#	Signet Jewelers Ltd.	184,485	14,592,764
*	Skechers USA, Inc., Class A	341,979	21,630,172
#*	Sleep Number Corp.	101,929	747,140
#	Smith & Wesson Brands, Inc.	199,312	1,584,530
*	Soho House & Co., Inc.	31,088	197,409
#	Somnigroup International, Inc.	78,977	5,716,355
	Sonic Automotive, Inc., Class A	148,650	10,754,828
*	Sonos, Inc.	500,956	5,415,334
*	Sportsman's Warehouse Holdings, Inc.	138,268	465,963
	Standard Motor Products, Inc.	97,950	2,973,762
	Steven Madden Ltd.	325,604	7,816,124
#*	Stitch Fix, Inc., Class A	454,245	2,148,579
*	Stoneridge, Inc.	121,699	937,082
	Strategic Education, Inc.	110,234	8,173,300
*	Strattec Security Corp.	13,484	855,695
#*	Stride, Inc.	287,387	36,851,635
	Sturm Ruger & Co., Inc.	35,524	1,213,500
	Superior Group of Cos., Inc.	53,096	512,376
*	Sweetgreen, Inc., Class A	308,069	3,967,929

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Target Hospitality Corp.	39,370	$298,818
*	Taylor Morrison Home Corp.	586,337	34,758,057
#	Thor Industries, Inc.	203,555	18,521,469
*	Tile Shop Holdings, Inc.	201,144	1,269,219
#*	Tilly's, Inc., Class A	88,627	158,642
	Toll Brothers, Inc.	90,994	10,770,050
*	TopBuild Corp.	68,757	25,469,656
#*	Topgolf Callaway Brands Corp.	749,547	6,933,310
*	Traeger, Inc.	141	228
	Travel & Leisure Co.	314,476	18,632,703
*	Tri Pointe Homes, Inc.	528,373	16,273,888
*	Udemy, Inc.	56,201	427,690
*	Under Armour, Inc. (UA US), Class C	868,372	5,470,744
#*	Under Armour, Inc. (UAA US), Class A	820,506	5,448,160
*	Unifi, Inc.	68,568	311,299
*	United Homes Group, Inc.	4,088	15,330
#*	United Parks & Resorts, Inc.	247,282	11,703,857
*	Universal Electronics, Inc.	45,217	274,467
*	Universal Technical Institute, Inc.	237,364	7,647,868
	Upbound Group, Inc.	244,628	5,047,899
*	Urban Outfitters, Inc.	584,822	44,025,400
#	Vail Resorts, Inc.	119,536	17,961,479
*	Valvoline, Inc.	843,415	29,730,379
*	Vera Bradley, Inc.	120,510	232,584
#	VF Corp.	1,198,932	14,051,483
*	Victoria's Secret & Co.	286,056	5,377,853
*	Visteon Corp.	131,585	14,625,673
*	Warby Parker, Inc., Class A	408,657	9,787,335
#*	Wayfair, Inc., Class A	81,355	5,340,142
#	Wendy's Co.	908,532	8,949,040
	Weyco Group, Inc.	56,691	1,648,574
#	Whirlpool Corp.	167,089	13,875,071
	Wingstop, Inc.	66,076	24,933,118
	Winmark Corp.	16,113	6,081,368
	Winnebago Industries, Inc.	126,085	3,747,246
#	Wolverine World Wide, Inc.	200,415	4,525,371
*	Worksport Ltd.	2,854	9,589
	Wyndham Hotels & Resorts, Inc.	271,986	23,390,796
	Wynn Resorts Ltd.	224,628	24,491,191
#*Ω	XPEL, Inc.	79,073	2,584,896
*	YETI Holdings, Inc.	353,561	12,989,831
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	85,354	$1,170,203
TOTAL CONSUMER DISCRETIONARY			2,290,937,942
CONSUMER STAPLES — (4.1%)
	Albertsons Cos., Inc., Class A	19,711	378,845
	Alico, Inc.	33,310	1,075,247
	Andersons, Inc.	166,377	5,976,262
#	B&G Foods, Inc.	340,334	1,395,369
*	BellRing Brands, Inc.	570,517	31,138,818
*	Boston Beer Co., Inc. , Class A	38,201	7,910,663
*	Bridgford Foods Corp.	27,242	207,312
	Bunge Global SA	169,953	13,555,451
	Calavo Growers, Inc.	73,715	1,938,705
	Cal-Maine Foods, Inc.	217,613	24,185,509
#	Campbell's Co.	771,000	24,610,320
*	Celsius Holdings, Inc.	403,110	18,277,007
#*	Central Garden & Pet Co. (CENT US)	60,642	2,366,251
*	Central Garden & Pet Co. (CENTA US), Class A	215,298	7,647,385
*	Chefs' Warehouse, Inc.	182,481	12,510,897
	Coca-Cola Consolidated, Inc.	151,579	16,938,953
*	Coffee Holding Co., Inc.	700	2,877
	Conagra Brands, Inc.	616,489	11,257,089
*	Coty, Inc., Class A	1,714,449	8,315,078
*	Darling Ingredients, Inc.	488,838	15,828,574
	Dole PLC	210,271	2,994,259
#	Edgewell Personal Care Co.	205,783	5,191,905
*	elf Beauty, Inc.	101,903	12,349,625
#	Energizer Holdings, Inc.	252,049	5,676,143
*	Farmer Bros Co.	5,498	9,072
	Flowers Foods, Inc.	771,950	12,235,408
	Fresh Del Monte Produce, Inc.	235,267	8,843,687
*»	Fresh Market, Inc.	285,242	0
#*	Freshpet, Inc.	263,307	17,989,134
#*	Grocery Outlet Holding Corp.	191,181	2,517,854
*	Hain Celestial Group, Inc.	126,182	198,106
*	Herbalife Ltd.	372,614	3,428,049
*	HF Foods Group, Inc.	29,715	80,528
*	Honest Co., Inc.	440,542	2,030,899
	Ingles Markets, Inc., Class A	64,658	4,068,928
	Ingredion, Inc.	264,640	34,810,746

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Interparfums, Inc.	144,018	$17,368,571
	J&J Snack Foods Corp.	87,223	9,846,604
	J.M. Smucker Co.	28,841	3,095,793
	John B Sanfilippo & Son, Inc.	41,159	2,605,776
*	Laird Superfood, Inc.	12,003	83,421
	Lamb Weston Holdings, Inc.	360,613	20,580,184
#	Lifevantage Corp.	72,727	912,724
*	Lifeway Foods, Inc.	24,385	614,990
	Limoneira Co.	73,112	1,073,284
#*	Mama's Creations, Inc.	119,447	986,632
*	Maplebear, Inc.	1,883	90,328
	Marzetti Co.	123,597	21,970,603
#*	Medifast, Inc.	36,590	503,844
	MGP Ingredients, Inc.	95,683	2,705,915
*	Mission Produce, Inc.	108,712	1,341,506
	Molson Coors Beverage Co., Class B	182,804	8,906,211
#*	National Beverage Corp.	287,177	13,158,450
*	Natural Alternatives International, Inc.	25,533	93,195
	Natural Grocers by Vitamin Cottage, Inc.	114,074	4,322,264
	Natural Health Trends Corp.	2,240	10,438
*	Nature's Sunshine Products, Inc.	74,912	1,049,517
	Nu Skin Enterprises, Inc., Class A	37,124	311,099
	Oil-Dri Corp. of America	56,680	3,196,752
#	Pilgrim's Pride Corp.	191,908	9,094,520
*	Post Holdings, Inc.	248,682	26,313,042
	PriceSmart, Inc.	137,877	14,821,777
	Reynolds Consumer Products, Inc.	517,268	11,633,357
*	Rocky Mountain Chocolate Factory, Inc.	13,940	23,140
	Seaboard Corp.	3,496	11,072,461
*	Seneca Foods Corp. (SENEA US), Class A	46,554	4,875,600
*»	Seneca Foods Corp. (SENEB US), Class B	2,796	298,333
*	Simply Good Foods Co.	460,849	14,037,461
	SpartanNash Co.	149,569	3,969,561
	Spectrum Brands Holdings, Inc.	128,566	6,879,567
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Sprouts Farmers Market, Inc.	595,329	$90,216,045
#	Tootsie Roll Industries, Inc.	179,707	6,816,287
*	TreeHouse Foods, Inc.	234,081	4,499,037
	Turning Point Brands, Inc.	101,407	8,410,697
*	United Natural Foods, Inc.	272,791	7,539,943
	United-Guardian, Inc.	8,416	66,907
	Universal Corp.	136,155	7,416,363
*	USANA Health Sciences, Inc.	83,769	2,461,971
	Utz Brands, Inc.	335,866	4,376,334
	Village Super Market, Inc., Class A	62,063	2,134,967
*	Vita Coco Co., Inc.	224,961	7,932,125
*	Vital Farms, Inc.	187,398	6,971,206
#	WD-40 Co.	60,727	13,019,869
	Weis Markets, Inc.	158,386	11,468,730
#	WK Kellogg Co.	139,304	3,210,957
*	Zevia PBC, Class A	46,149	143,062
TOTAL CONSUMER STAPLES			712,472,375
ENERGY — (4.2%)
#*	Amplify Energy Corp.	135,991	516,766
	Antero Midstream Corp.	2,089,510	38,342,508
*	Antero Resources Corp.	523,229	18,276,389
#	APA Corp.	888,630	17,141,673
	Archrock, Inc.	736,969	17,215,596
	Ardmore Shipping Corp.	182,731	1,988,113
	Aris Water Solutions, Inc., Class A	123,812	2,633,481
#	Atlas Energy Solutions, Inc.	146,080	1,899,040
*	Barnwell Industries, Inc.	49,095	56,950
	Berry Corp.	231,513	699,169
*	Bristow Group, Inc.	125,574	4,341,093
	Cactus, Inc., Class A	303,293	12,832,327
	California Resources Corp.	303,794	14,636,795
#*	Centrus Energy Corp., Class A	66,524	14,329,270
	Chord Energy Corp. (CHRD US)	14,311	1,578,933
#	Civitas Resources, Inc.	204,666	6,213,660
*	Clean Energy Fuels Corp.	924,187	1,876,100
*	CNX Resources Corp.	660,234	20,011,692

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Comstock Resources, Inc.	1,072,163	$19,159,553
*	Comstock, Inc.	6,142	20,146
#	Core Laboratories, Inc.	195,352	2,137,151
	Core Natural Resources, Inc.	189,158	13,961,752
	Crescent Energy Co., Class A	720,998	6,662,021
#	CVR Energy, Inc.	254,148	6,806,083
	Delek U.S. Holdings, Inc.	144,079	3,223,047
	DHT Holdings, Inc.	727,596	8,069,040
*	DMC Global, Inc.	82,959	671,138
	Dorian LPG Ltd.	191,835	5,522,930
*	DT Midstream, Inc.	266,116	27,338,097
	Energy Services of America Corp.	28,777	314,533
	Epsilon Energy Ltd.	81,883	511,769
	Evolution Petroleum Corp.	145,657	703,523
	Excelerate Energy, Inc., Class A	88,834	2,279,480
*	Expro Group Holdings NV	316,080	3,407,342
*	Forum Energy Technologies, Inc.	49,965	984,810
	FutureFuel Corp.	163,917	663,864
*	Geospace Technologies Corp.	53,663	869,877
	Granite Ridge Resources, Inc.	71,648	371,853
#*	Green Plains, Inc.	124,940	1,033,254
*	Gulf Island Fabrication, Inc.	38,248	257,027
*	Gulfport Energy Corp.	51,209	8,917,023
*	Helix Energy Solutions Group, Inc.	692,473	4,106,365
#	Helmerich & Payne, Inc.	360,997	5,851,761
	HF Sinclair Corp.	515,199	22,637,844
*	Innovex International, Inc.	126,433	2,076,030
#	International Seaways, Inc.	221,929	8,854,967
#	Kinetik Holdings, Inc.	209,829	9,102,382
	Kodiak Gas Services, Inc.	207,698	6,714,876
#*	Kosmos Energy Ltd.	928,117	1,995,452
	Liberty Energy, Inc.	737,898	9,105,661
	Magnolia Oil & Gas Corp., Class A	747,106	17,796,065
*	Mammoth Energy Services, Inc.	100,939	262,441
	Matador Resources Co.	420,662	20,982,621
	Mexco Energy Corp.	11,067	91,303
		Shares	Value†
ENERGY — (Continued)
*	MIND Technology, Inc.	2,455	$23,200
#	Murphy Oil Corp.	570,635	14,157,454
#*	Nabors Industries Ltd.	30,486	1,060,303
	NACCO Industries, Inc., Class A	38,648	1,465,532
*	National Energy Services Reunited Corp.	14,844	99,009
*	Natural Gas Services Group, Inc.	56,675	1,365,301
*	NCS Multistage Holdings, Inc.	1,829	55,693
#	New Fortress Energy, Inc.	243,739	664,189
#	Noble Corp. PLC	490,435	13,148,562
#	Nordic American Tankers Ltd.	973,459	2,715,951
#	Northern Oil & Gas, Inc.	397,135	11,183,322
	NOV, Inc.	1,267,026	15,939,187
*	Oceaneering International, Inc.	440,403	9,556,745
*	Oil States International, Inc.	278,294	1,388,687
*	OPAL Fuels, Inc., Class A	2,309	5,472
	Ovintiv, Inc.	559,254	23,030,080
*	Par Pacific Holdings, Inc.	235,306	7,383,902
	Patterson-UTI Energy, Inc.	752,725	4,448,605
	PBF Energy, Inc., Class A	409,797	9,261,412
#	Peabody Energy Corp.	518,942	8,380,913
	Permian Resources Corp.	1,059,175	14,997,918
*	PrimeEnergy Resources Corp.	6,121	1,031,817
*	ProPetro Holding Corp.	440,214	2,359,547
	Range Resources Corp.	844,667	31,016,172
	Ranger Energy Services, Inc., Class A	84,208	1,127,545
*	REX American Resources Corp.	79,977	4,181,198
#	Riley Exploration Permian, Inc.	25,145	659,805
#	RPC, Inc.	775,382	3,605,526
	SandRidge Energy, Inc.	165,023	1,714,589
	Scorpio Tankers, Inc.	226,205	10,226,728
*	SEACOR Marine Holdings, Inc.	112,793	563,965

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Seadrill Ltd.	200,329	$5,841,594
	Select Water Solutions, Inc.	469,326	4,519,609
#	SFL Corp. Ltd.	630,966	5,792,268
	Sitio Royalties Corp., Class A	221,900	4,031,923
	SM Energy Co.	518,704	14,311,043
	Smart Sand, Inc.	19,105	38,974
#	Solaris Energy Infrastructure, Inc.	125,574	4,102,503
*††	Strongbridge Biopharma	228,415	0
*	Talos Energy, Inc.	606,085	5,182,027
	Teekay Corp. Ltd.	375,866	2,706,235
	Teekay Tankers Ltd., Class A	133,892	5,670,326
*	TETRA Technologies, Inc.	543,352	2,227,743
#*	Tidewater, Inc.	222,550	11,129,725
#*	Transocean Ltd.	2,242,093	6,546,912
#*	Uranium Energy Corp.	1,749,962	15,172,171
	VAALCO Energy, Inc.	175,526	652,957
#*	Valaris Ltd.	268,722	13,067,951
#*	Vital Energy, Inc.	75,271	1,406,815
#	Vitesse Energy, Inc.	86,007	2,058,147
	Weatherford International PLC	205,274	11,608,245
	World Kinect Corp.	264,406	7,210,352
TOTAL ENERGY			718,148,485
FINANCIALS — (19.4%)
	1st Source Corp.	165,748	9,915,045
*	Acacia Research Corp.	274,033	970,077
	Acadian Asset Management, Inc.	204,513	8,546,598
	ACNB Corp.	29,131	1,226,415
	Affiliated Managers Group, Inc.	134,104	28,144,406
	Alerus Financial Corp.	77,172	1,631,416
	Ally Financial, Inc.	29,003	1,097,764
*	AlTi Global, Inc.	4,250	17,383
	Amalgamated Financial Corp.	130,981	3,797,139
*	Ambac Financial Group, Inc.	207,463	1,742,689
	Amerant Bancorp, Inc.	74,145	1,430,999
	American Coastal Insurance Corp.	69,072	719,040
	American Financial Group, Inc.	53,720	6,709,628
	Ameris Bancorp	324,612	22,187,230
	AMERISAFE, Inc.	99,700	4,464,566
		Shares	Value†
FINANCIALS — (Continued)
	AmeriServ Financial, Inc.	196,617	$552,494
	Ames National Corp.	35,800	646,190
	Arrow Financial Corp.	75,726	2,029,457
#	Artisan Partners Asset Management, Inc., Class A	302,335	13,680,659
	Associated Banc-Corp.	750,622	18,570,388
	Associated Capital Group, Inc., Class A	11,220	415,364
#	Assurant, Inc.	67,786	12,696,318
	Assured Guaranty Ltd.	231,308	19,564,031
	Atlantic American Corp.	13,763	31,517
#	Atlantic Union Bankshares Corp.	635,440	20,143,448
*	Atlanticus Holdings Corp.	68,040	3,376,825
	Auburn National BanCorp, Inc.	3,016	84,327
*	AvidXchange Holdings, Inc.	860,440	8,483,938
	Axis Capital Holdings Ltd.	325,123	30,509,542
*	Axos Financial, Inc.	252,732	21,823,408
#*	Baldwin Insurance Group, Inc.	288,728	10,636,740
	Banc of California, Inc.	170,908	2,481,584
	BancFirst Corp.	149,530	18,619,476
*	Bancorp, Inc.	210,106	13,270,295
	Bank First Corp.	6,609	785,281
	Bank of Hawaii Corp.	189,300	11,713,884
	Bank of Marin Bancorp	48,111	1,089,714
	Bank of NT Butterfield & Son Ltd.	195,839	8,912,633
	Bank OZK	605,147	29,833,747
	Bank7 Corp.	8,308	367,961
	BankFinancial Corp.	59,578	662,507
	BankUnited, Inc.	556,501	20,295,591
	Bankwell Financial Group, Inc.	31,412	1,253,339
	Banner Corp.	231,940	14,397,675
	Bar Harbor Bankshares	64,937	1,885,770
	BayCom Corp.	50,283	1,358,144
	BCB Bancorp, Inc.	70,430	588,795
	Berkshire Hills Bancorp, Inc.	188,419	4,642,644
	BGC Group, Inc., Class A	1,583,891	14,682,670
*	Blue Foundry Bancorp	93,437	798,886

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Blue Ridge Bankshares, Inc.	59,480	$218,292
	BOK Financial Corp.	235,812	23,941,992
	Bread Financial Holdings, Inc.	218,758	13,409,865
	Bridge Investment Group Holdings, Inc., Class A	63,267	647,854
*	Bridgewater Bancshares, Inc.	79,148	1,231,543
*	Brighthouse Financial, Inc.	261,903	12,532,059
	Brookline Bancorp, Inc.	385,353	3,976,843
	Burke & Herbert Financial Services Corp.	30,541	1,771,073
	Business First Bancshares, Inc.	82,617	1,962,154
*	BV Financial, Inc.	925	14,467
	Byline Bancorp, Inc.	191,034	5,024,194
	C&F Financial Corp.	14,393	918,993
	Cadence Bank	837,255	29,178,337
*	California BanCorp	4,791	71,817
»	California First Leasing Corp.	1,063	20,622
	Camden National Corp.	82,053	3,094,219
*	Cantaloupe, Inc.	232,285	2,571,395
	Capital Bancorp, Inc.	39,657	1,248,402
	Capital City Bank Group, Inc.	97,142	3,845,852
	Capitol Federal Financial, Inc.	572,651	3,447,359
*	Carter Bankshares, Inc.	94,297	1,638,882
	Cass Information Systems, Inc.	81,845	3,274,618
	Cathay General Bancorp	315,365	14,260,805
	CB Financial Services, Inc.	5,273	166,917
*	CCUR Holdings, Inc.	16	31,040
	Central Pacific Financial Corp.	118,704	3,164,649
	Chemung Financial Corp.	19,078	965,347
	ChoiceOne Financial Services, Inc.	11,255	330,897
	Citizens & Northern Corp.	62,073	1,180,628
	Citizens Community Bancorp, Inc.	2,418	35,641
	Citizens Financial Services, Inc.	509	27,328
	City Holding Co.	93,697	11,440,404
		Shares	Value†
FINANCIALS — (Continued)
	Civista Bancshares, Inc.	67,168	$1,307,761
	CNB Financial Corp.	121,562	2,789,848
	CNO Financial Group, Inc.	444,470	16,374,275
*	Coastal Financial Corp.	60,779	5,846,940
#	Cohen & Steers, Inc.	269,097	19,794,775
	Colony Bankcorp, Inc.	48,429	793,751
	Columbia Banking System, Inc.	465,330	11,074,854
*	Columbia Financial, Inc.	280,214	4,032,279
	Comerica, Inc.	416,763	28,160,676
	Commerce Bancshares, Inc.	435,815	26,671,878
	Community Financial System, Inc.	238,875	12,588,712
	Community Trust Bancorp, Inc.	142,891	7,713,256
	Community West Bancshares	73,851	1,421,632
	ConnectOne Bancorp, Inc.	214,669	4,943,827
*	Consumer Portfolio Services, Inc.	145,523	1,149,632
	Crawford & Co. (CRD/A US), Class A	180,566	1,728,017
	Crawford & Co. (CRD/B US), Class B	148,910	1,371,461
#*	Credit Acceptance Corp.	38,523	18,887,056
	Cullen/Frost Bankers, Inc.	181,694	23,149,633
*	Customers Bancorp, Inc.	142,722	9,098,528
	CVB Financial Corp.	619,862	11,585,221
*	Dave, Inc.	30,604	7,216,423
	Diamond Hill Investment Group, Inc.	20,833	2,824,330
	DigitalBridge Group, Inc.	461,968	4,961,536
	Dime Community Bancshares, Inc.	179,742	4,980,651
	Donegal Group, Inc. (DGICA US), Class A	175,304	3,006,464
	Donegal Group, Inc. (DGICB US), Class B	5,267	81,639
*	Donnelley Financial Solutions, Inc.	124,323	6,584,146
	Eagle Bancorp Montana, Inc.	14,046	226,422

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Eagle Bancorp, Inc.	131,238	$2,111,619
	Eagle Financial Services, Inc.	779	25,715
	Eastern Bankshares, Inc.	737,310	11,391,439
*	eHealth, Inc.	88,133	299,652
	Employers Holdings, Inc.	196,289	8,102,810
	Enact Holdings, Inc.	162,408	5,645,302
*	Encore Capital Group, Inc.	145,402	5,362,426
*	Enova International, Inc.	143,080	14,960,445
	Enterprise Financial Services Corp.	168,559	9,302,771
	Equity Bancshares, Inc., Class A	111,978	4,208,133
#	Esquire Financial Holdings, Inc.	36,187	3,469,610
	Essent Group Ltd.	484,121	27,105,935
*	Euronet Worldwide, Inc.	176,246	17,127,586
	Evercore, Inc., Class A	73,887	22,250,331
	EVERTEC, Inc.	304,377	11,003,229
#*	EZCORP, Inc., Class A	279,360	4,000,435
	F&G Annuities & Life, Inc.	60,999	1,946,478
	Farmers & Merchants Bancorp, Inc.	22,173	532,374
	Farmers National Banc Corp.	157,343	2,130,424
	FB Financial Corp.	198,226	9,665,500
	Federal Agricultural Mortgage Corp. (AGM US), Class C	41,654	7,175,735
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,089	267,392
	Federated Hermes, Inc.	447,506	22,182,872
	Fidelis Insurance Holdings Ltd.	93,624	1,414,659
	Fidelity D&D Bancorp, Inc.	1,359	54,958
*	Finance of America Cos., Inc., Class A	1,860	40,046
	Financial Institutions, Inc.	83,438	2,126,835
	First American Financial Corp.	337,827	20,286,511
	First BanCorp	1,014,149	21,124,724
	First Bancorp, Inc.	57,115	1,439,869
		Shares	Value†
FINANCIALS — (Continued)
	First Bancorp/Southern Pines NC	192,097	$9,622,139
	First Bank	99,290	1,479,421
	First Busey Corp.	361,980	8,079,394
	First Business Financial Services, Inc.	47,633	2,268,283
	First Capital, Inc.	1,242	44,116
	First Commonwealth Financial Corp.	503,715	8,316,335
	First Community Bankshares, Inc.	143,291	5,230,122
	First Community Corp.	12,385	306,838
	First Financial Bancorp	571,313	13,848,627
#	First Financial Bankshares, Inc.	630,193	21,817,282
	First Financial Corp.	53,093	2,843,130
*»	First Financial Northwest, Inc.	81,969	98,363
*	First Foundation, Inc.	318,446	1,550,832
	First Hawaiian, Inc.	521,933	12,656,875
	First Horizon Corp.	1,222,239	26,657,033
	First Internet Bancorp	43,189	947,135
	First Interstate BancSystem, Inc., Class A	452,621	13,030,959
	First Merchants Corp.	262,272	9,997,809
	First Mid Bancshares, Inc.	64,441	2,446,825
	First Northwest Bancorp	24,815	189,835
	First Savings Financial Group, Inc.	6,026	154,145
	First U.S. Bancshares, Inc.	2,966	39,092
	First United Corp.	35,540	1,168,200
*	First Western Financial, Inc.	16,259	351,926
	FirstCash Holdings, Inc.	198,895	26,510,715
*	Firstsun Capital Bancorp	8,576	304,877
	Five Star Bancorp	32,332	972,870
#	Flagstar Financial, Inc.	1,094,582	12,357,831
	Flushing Financial Corp.	137,207	1,645,112
*	Flywire Corp.	361,361	3,935,221
	FNB Corp.	1,630,121	24,973,454
	Franklin Financial Services Corp.	1,411	56,722
	FS Bancorp, Inc.	41,535	1,623,603
	Fulton Financial Corp.	817,734	14,678,325

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Fundamental Global, Inc.	1,993	$41,434
*	FVCBankcorp, Inc.	28,111	360,102
	GCM Grosvenor, Inc., Class A	109,385	1,289,649
*	Genworth Financial, Inc.	2,369,044	18,620,686
	German American Bancorp, Inc.	157,563	6,053,570
	Glacier Bancorp, Inc.	510,618	22,380,387
	Globe Life, Inc.	182,208	25,594,758
*	GoHealth, Inc., Class A	18,764	115,023
	Goosehead Insurance, Inc., Class A	97,523	8,865,816
	Great Southern Bancorp, Inc.	82,792	4,714,176
*	Green Dot Corp., Class A	165,248	1,672,310
	Greene County Bancorp, Inc.	19,298	457,170
*	Greenlight Capital Re Ltd., Class A	152,429	1,981,577
	Guaranty Bancshares, Inc.	46,731	2,037,939
*	Hagerty, Inc., Class A	5,014	50,942
*	Hamilton Insurance Group Ltd., Class B	39,433	847,415
	Hamilton Lane, Inc., Class A	157,480	23,984,204
	Hancock Whitney Corp.	398,117	23,775,547
	Hanmi Financial Corp.	135,918	3,100,290
	Hanover Bancorp, Inc.	864	17,980
	Hanover Insurance Group, Inc.	156,155	26,800,883
	HarborOne Bancorp, Inc.	230,995	2,732,671
	Hawthorn Bancshares, Inc.	7,075	201,779
	HBT Financial, Inc.	74,725	1,858,411
	HCI Group, Inc.	52,199	7,309,948
	Heritage Commerce Corp.	330,703	3,059,003
	Heritage Financial Corp.	198,931	4,483,905
*	Heritage Global, Inc.	14,047	30,201
*	Heritage Insurance Holdings, Inc.	130,541	2,753,110
	Hilltop Holdings, Inc.	288,578	8,541,909
#	Hingham Institution For Savings	9,469	2,318,769
#*	Hippo Holdings, Inc.	47,225	1,220,294
	Home Bancorp, Inc.	33,017	1,726,459
		Shares	Value†
FINANCIALS — (Continued)
	Home BancShares, Inc.	888,217	$25,012,191
*	HomeStreet, Inc.	55,113	720,878
	HomeTrust Bancshares, Inc.	68,693	2,669,410
	Hope Bancorp, Inc.	703,276	7,025,727
	Horace Mann Educators Corp.	183,429	7,801,235
	Horizon Bancorp, Inc.	332,524	5,150,797
	Houlihan Lokey, Inc.	32,927	6,277,862
	Independent Bank Corp. (IBCP US)	93,205	2,847,413
	Independent Bank Corp. (INDB US)	223,687	14,215,309
	International Bancshares Corp.	438,661	29,907,907
*	International Money Express, Inc.	110,642	994,672
	Invesco Ltd.	1,343,454	28,225,969
	Investar Holding Corp.	28,513	618,732
	Investors Title Co.	9,108	1,923,792
	Jackson Financial, Inc., Class A	277,053	24,258,761
	James River Group Holdings Ltd.	8,029	45,765
	Janus Henderson Group PLC	604,074	26,156,404
	Jefferies Financial Group, Inc.	103,139	5,946,995
#*	Katapult Holdings, Inc.	1,600	18,832
	Kearny Financial Corp.	282,050	1,672,557
	Kemper Corp.	291,949	17,981,139
*	Kestrel Group Ltd.	25,911	704,261
*	Kingstone Cos., Inc.	37,029	606,905
	Kinsale Capital Group, Inc.	25,303	11,150,779
*	Lake Shore Bancorp, Inc.	727	8,949
	Lakeland Financial Corp.	116,592	7,388,435
	Landmark Bancorp, Inc.	17,920	435,278
#	Lazard, Inc.	283,493	14,735,966
	LCNB Corp.	41,746	616,171
#*	Lemonade, Inc.	18,056	680,350
*	LendingClub Corp.	498,768	7,775,793
*	LendingTree, Inc.	48,474	2,262,766
	Lincoln National Corp.	653,857	24,918,490
	Live Oak Bancshares, Inc.	198,202	6,265,165
	Magyar Bancorp, Inc.	5,370	90,646
	MainStreet Bancshares, Inc.	11,630	234,926

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MarketAxess Holdings, Inc.	122,621	$25,198,615
*	Marqeta, Inc., Class A	1,900,295	10,831,682
	Mercantile Bank Corp.	104,035	4,753,359
	Merchants Bancorp	178,894	5,241,594
	Mercury General Corp.	197,237	13,658,662
	Meridian Corp.	29,501	434,550
	Metrocity Bankshares, Inc.	75,404	2,081,150
*	Metropolitan Bank Holding Corp.	25,099	1,770,483
	MGIC Investment Corp.	1,083,205	28,055,009
	Mid Penn Bancorp, Inc.	30,696	842,605
	Middlefield Banc Corp.	930	25,901
	Midland States Bancorp, Inc.	93,900	1,592,544
	MidWestOne Financial Group, Inc.	46,143	1,270,778
	Moelis & Co., Class A	218,768	15,344,388
*	Mr. Cooper Group, Inc.	288,190	44,876,947
	MVB Financial Corp.	26,064	592,695
	National Bank Holdings Corp., Class A	171,353	6,350,342
	National Bankshares, Inc.	23,039	639,563
	Navient Corp.	737,768	9,546,718
	NBT Bancorp, Inc.	275,304	11,392,080
*	NCR Atleos Corp.	330,407	10,110,454
	Nelnet, Inc., Class A	220,254	27,481,092
*	NerdWallet, Inc., Class A	187,076	1,981,135
*	NI Holdings, Inc.	19,004	242,111
	Nicolet Bankshares, Inc.	64,957	8,379,453
*	NMI Holdings, Inc.	356,402	13,300,923
	Northeast Bank	36,941	3,663,439
	Northeast Community Bancorp, Inc.	39,741	821,049
	Northfield Bancorp, Inc.	218,995	2,332,297
	Northrim BanCorp, Inc.	40,471	3,380,543
	Northwest Bancshares, Inc.	661,595	7,740,662
	Norwood Financial Corp.	15,914	385,755
	Oak Valley Bancorp	10,238	272,843
	OceanFirst Financial Corp.	252,647	4,239,417
		Shares	Value†
FINANCIALS — (Continued)
	OFG Bancorp	259,646	$11,066,113
	Ohio Valley Banc Corp.	18,743	604,274
#*	Old Market Capital Corp.	33,215	191,318
	Old National Bancorp	1,403,557	29,629,088
	Old Republic International Corp.	742,636	26,861,144
	Old Second Bancorp, Inc.	195,393	3,315,819
	OneMain Holdings, Inc.	478,449	27,649,568
*	Onity Group, Inc.	33,469	1,262,451
	OP Bancorp	45,454	581,811
#*	Open Lending Corp.	237,834	520,856
*	Oportun Financial Corp.	90,400	554,152
	Oppenheimer Holdings, Inc., Class A	55,443	4,203,134
	OppFi, Inc.	4,235	45,060
	Orange County Bancorp, Inc.	8,445	211,041
	Origin Bancorp, Inc.	93,255	3,408,470
	Orrstown Financial Services, Inc.	59,140	1,943,340
#*	Oscar Health, Inc., Class A	780,920	10,971,926
	Pacific Premier Bancorp, Inc.	471,720	10,222,172
*	Palomar Holdings, Inc.	108,169	14,331,311
	Park National Corp.	74,160	12,004,279
	Parke Bancorp, Inc.	25,505	526,678
	Pathward Financial, Inc.	148,235	11,210,272
*	Paymentus Holdings, Inc., Class A	131,495	3,666,081
*	Payoneer Global, Inc.	1,462,823	9,610,747
#*	Paysafe Ltd.	197,988	2,405,554
#*	Paysign, Inc.	58,521	435,396
	PCB Bancorp	32,577	665,874
	Peapack-Gladstone Financial Corp.	87,214	2,222,213
	PennyMac Financial Services, Inc.	232,008	21,609,225
	Peoples Bancorp of North Carolina, Inc.	17,439	500,674
	Peoples Bancorp, Inc.	162,619	4,657,408
	Peoples Financial Services Corp.	23,221	1,131,095
	Perella Weinberg Partners	9,378	186,997
	Pinnacle Financial Partners, Inc.	266,450	23,418,290
*	Pioneer Bancorp, Inc.	1,272	15,607
	Piper Sandler Cos.	79,607	25,101,679

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	PJT Partners, Inc., Class A	105,578	$18,858,342
	Plumas Bancorp	8,336	343,943
*	Ponce Financial Group, Inc.	94,896	1,333,289
	Popular, Inc.	286,370	32,812,275
*	PRA Group, Inc.	170,213	2,587,238
	Preferred Bank	75,305	6,839,200
	Primerica, Inc.	99,634	26,465,779
	Primis Financial Corp.	71,426	799,257
	Princeton Bancorp, Inc.	2,333	70,433
*	Priority Technology Holdings, Inc.	64,130	439,291
*	ProAssurance Corp.	190,960	4,537,210
	PROG Holdings, Inc.	226,316	7,205,901
	Prosperity Bancshares, Inc.	307,844	20,508,567
*	Provident Bancorp, Inc.	9,039	110,366
	Provident Financial Holdings, Inc.	45,781	701,594
	Provident Financial Services, Inc.	587,724	10,708,331
	QCR Holdings, Inc.	95,680	6,793,280
	Radian Group, Inc.	223,172	7,277,639
	RBB Bancorp	40,645	736,081
	Red River Bancshares, Inc.	15,066	906,521
	Regional Management Corp.	82,064	2,727,807
*	Remitly Global, Inc.	662,807	10,936,315
#	Renasant Corp.	405,401	14,853,893
*	Repay Holdings Corp.	325,567	1,601,790
	Republic Bancorp, Inc., Class A	101,470	6,987,224
	Richmond Mutual BanCorp, Inc.	9,952	137,736
	Riverview Bancorp, Inc.	90,918	448,226
	RLI Corp.	411,436	27,150,662
#*	Root, Inc., Class A	19,206	2,324,502
	S&T Bancorp, Inc.	192,260	7,044,406
	Safety Insurance Group, Inc.	93,921	6,607,342
	SB Financial Group, Inc.	11,956	224,892
	Seacoast Banking Corp. of Florida	377,937	10,654,044
*	Security National Financial Corp., Class A	67,353	571,153
	SEI Investments Co.	291,729	25,707,159
	Selective Insurance Group, Inc.	272,464	21,244,018
*	Selectquote, Inc.	313,860	552,394
		Shares	Value†
FINANCIALS — (Continued)
	ServisFirst Bancshares, Inc.	249,144	$19,595,176
#*	Sezzle, Inc.	10,241	1,585,716
#*	Shift4 Payments, Inc., Class A	238,815	24,597,945
	Shore Bancshares, Inc.	118,599	1,839,470
*	Siebert Financial Corp.	5,817	23,675
	Sierra Bancorp	62,830	1,842,176
	Silvercrest Asset Management Group, Inc., Class A	39,954	653,647
	Simmons First National Corp., Class A	551,738	10,576,817
*	SiriusPoint Ltd.	524,431	10,284,092
*	Skyward Specialty Insurance Group, Inc.	114,769	5,805,016
	SLM Corp.	953,569	30,323,494
	SmartFinancial, Inc.	69,763	2,390,080
	Sound Financial Bancorp, Inc.	100	4,605
	South Plains Financial, Inc.	48,985	1,817,833
*	Southern First Bancshares, Inc.	25,608	1,064,268
	Southern Missouri Bancorp, Inc.	49,270	2,665,014
	Southside Bancshares, Inc.	135,906	4,001,073
	SouthState Corp.	459,351	43,257,084
	SR Bancorp, Inc.	1,384	19,265
	Stellar Bancorp, Inc.	216,516	6,393,717
*††	Sterling Bancorp, Inc.	78,172	0
	Stewart Information Services Corp.	140,130	9,098,641
#	Stifel Financial Corp.	229,967	26,243,834
#	Stock Yards Bancorp, Inc.	145,142	10,850,816
*	StoneX Group, Inc.	227,547	22,126,670
	Summit State Bank	1,117	13,672
	Synovus Financial Corp.	524,742	24,788,812
*	Texas Capital Bancshares, Inc.	209,022	17,551,577
	TFS Financial Corp.	499,095	6,543,135
*	Third Coast Bancshares, Inc.	21,086	793,888
	Timberland Bancorp, Inc.	63,690	1,992,860
	Tiptree, Inc.	268,727	5,584,147
	Tompkins Financial Corp.	61,390	3,970,705
	Towne Bank	318,616	11,161,118

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	TriCo Bancshares	179,307	$7,373,104
*	Triumph Financial, Inc.	106,501	6,040,737
#*	Trupanion, Inc.	85,252	4,041,797
	TrustCo Bank Corp.	85,553	2,871,159
	Trustmark Corp.	332,593	12,389,089
	UMB Financial Corp.	383,690	42,202,063
	Union Bankshares, Inc.	5,622	152,975
	United Bancshares, Inc.	700	20,545
	United Bankshares, Inc.	648,086	23,020,015
	United Community Banks, Inc.	546,357	16,663,888
	United Fire Group, Inc.	104,533	2,775,351
	United Security Bancshares	75,494	645,474
	Unity Bancorp, Inc.	50,651	2,487,471
	Universal Insurance Holdings, Inc.	128,398	3,035,329
	Univest Financial Corp.	124,694	3,596,175
	USCB Financial Holdings, Inc.	12,830	213,491
	Valley National Bancorp	2,544,068	23,583,510
	Value Line, Inc.	19,525	725,159
*	Velocity Financial, Inc.	18,727	310,868
	Veritex Holdings, Inc.	228,149	7,236,886
#	Victory Capital Holdings, Inc., Class A	265,610	18,303,185
	Virginia National Bankshares Corp.	1,327	48,926
	Virtu Financial, Inc., Class A	392,527	17,326,142
	Virtus Investment Partners, Inc.	31,087	6,009,428
	Voya Financial, Inc.	294,985	20,648,950
	WaFd, Inc.	360,562	10,494,157
	Walker & Dunlop, Inc.	152,853	11,465,504
	Washington Trust Bancorp, Inc.	81,373	2,192,189
	Waterstone Financial, Inc.	179,051	2,383,169
	Webster Financial Corp.	391,533	22,571,877
	WesBanco, Inc.	430,345	12,966,295
	West BanCorp, Inc.	74,656	1,343,061
	Westamerica BanCorp	164,073	7,859,097
	Western Alliance Bancorp	333,358	25,855,246
		Shares	Value†
FINANCIALS — (Continued)
	Western New England Bancorp, Inc.	117,515	$1,251,535
#	Western Union Co.	1,250,233	10,064,376
	Westwood Holdings Group, Inc.	18,594	325,023
*	WEX, Inc.	116,456	19,760,254
	White Mountains Insurance Group Ltd.	16,140	28,855,092
	Wintrust Financial Corp.	302,299	38,688,226
#	WisdomTree, Inc.	661,365	8,776,314
*	World Acceptance Corp.	37,936	5,968,092
	WSFS Financial Corp.	332,278	18,222,126
	WVS Financial Corp.	3,422	41,612
	Zions Bancorp NA	458,253	24,571,526
TOTAL FINANCIALS			3,363,217,134
HEALTH CARE — (8.9%)
*	89bio, Inc.	185,407	1,761,367
#*	Absci Corp.	81,215	229,838
*	AC Immune SA	14,868	32,115
#*	Acadia Healthcare Co., Inc.	347,931	7,574,458
*	ACADIA Pharmaceuticals, Inc.	471,576	11,237,656
*	Aclaris Therapeutics, Inc.	7,009	10,724
*	AdaptHealth Corp.	355,605	3,189,777
*	Adaptive Biotechnologies Corp.	40,208	411,730
*	Addus HomeCare Corp.	82,353	8,793,653
#*	ADMA Biologics, Inc.	1,009,118	18,870,507
#††	Aduro Biotech, Inc.	57,164	21,722
*	Adverum Biotechnologies, Inc.	44,325	105,937
*	agilon health, Inc.	33,743	60,400
*	Agios Pharmaceuticals, Inc.	164,014	6,104,601
*	Akebia Therapeutics, Inc.	37,240	137,229
*	Akero Therapeutics, Inc.	98,694	4,821,202
††	Albireo Pharma, Inc.	36,732	225,902
#*	Aldeyra Therapeutics, Inc.	193,974	967,930
*	Alector, Inc.	38,874	57,922
*	Alkermes PLC	740,819	19,624,295
#*	Allogene Therapeutics, Inc.	68,545	84,310

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Altimmune, Inc.	92,177	$340,133
*	Amedisys, Inc.	68,164	6,720,970
*	American Shared Hospital Services	3,446	8,684
*	American Well Corp., Class A	1,596	11,731
*	AMN Healthcare Services, Inc.	172,209	3,158,313
*	Amneal Pharmaceuticals, Inc.	1,109,893	8,679,363
*	Amphastar Pharmaceuticals, Inc.	212,037	4,442,175
*	Amylyx Pharmaceuticals, Inc.	108,144	868,396
*	AngioDynamics, Inc.	172,093	1,524,744
*	ANI Pharmaceuticals, Inc.	92,974	5,889,903
*	Anika Therapeutics, Inc.	59,515	491,296
#*	Annexon, Inc.	163,040	391,296
*	Apyx Medical Corp.	17,308	33,058
*	Arcellx, Inc.	60,939	4,350,435
#*	Arcturus Therapeutics Holdings, Inc.	118,528	1,447,227
*	Arcus Biosciences, Inc.	343,431	3,135,525
*	Arrowhead Pharmaceuticals, Inc.	78,965	1,247,647
*	Artivion, Inc.	190,547	5,889,808
*	Arvinas, Inc.	141,719	1,054,389
*	Assembly Biosciences, Inc.	1,725	30,921
*	Astrana Health, Inc.	208,720	4,980,059
*	Astria Therapeutics, Inc.	19,602	135,646
*	Atea Pharmaceuticals, Inc.	145,561	529,842
*	AtriCure, Inc.	161,922	5,683,462
*	aTyr Pharma, Inc.	60,613	286,093
#*	Aura Biosciences, Inc.	93,203	642,169
*	Avanos Medical, Inc.	189,281	2,114,269
*	Avantor, Inc.	981,168	13,186,898
*	Aveanna Healthcare Holdings, Inc.	15,236	60,487
*	Avidity Biosciences, Inc.	49,901	1,831,866
*	Axogen, Inc.	185,576	2,429,190
*	Azenta, Inc.	190,704	6,236,021
#*	Beam Therapeutics, Inc.	408,693	8,055,339
#*	BioLife Solutions, Inc.	187,964	3,996,115
		Shares	Value†
HEALTH CARE — (Continued)
*	BioMarin Pharmaceutical, Inc.	209,862	$12,140,517
#*	Bio-Rad Laboratories, Inc., Class A	61,469	14,872,425
*	Biote Corp., Class A	165,086	671,900
	Bio-Techne Corp.	369,463	20,220,710
*	Bioventus, Inc., Class A	140,056	913,165
#*	BrightSpring Health Services, Inc.	90,546	1,869,775
*	Brookdale Senior Living, Inc.	947,897	7,346,202
	Bruker Corp.	409,171	15,724,442
*	Butterfly Network, Inc.	83,653	143,047
#*	Cardiff Oncology, Inc.	5,896	13,974
*	CareCloud, Inc.	5,896	14,032
*	CareDx, Inc.	219,651	2,698,413
*	Castle Biosciences, Inc.	121,469	1,840,255
*	Catalyst Pharmaceuticals, Inc.	356,482	7,603,761
*	Celcuity, Inc.	8,741	342,341
*	Celldex Therapeutics, Inc.	12,696	279,058
*	Certara, Inc.	664,051	6,534,262
*	CG oncology, Inc.	4,480	119,571
*	Champions Oncology, Inc.	2,099	13,266
*	Charles River Laboratories International, Inc.	178,062	30,206,438
	Chemed Corp.	39,397	16,243,383
*††	Chinook Therapeutics, Inc.	363,217	0
*	Clover Health Investments Corp.	15,016	43,396
*	Codexis, Inc.	125,376	336,008
*	Collegium Pharmaceutical, Inc.	144,580	4,317,159
#*	Community Health Systems, Inc.	585,976	1,523,538
	Concentra Group Holdings Parent, Inc.	757,899	15,135,243
#	CONMED Corp.	139,171	7,118,597
*	Corcept Therapeutics, Inc.	554,502	37,245,899
*	CorVel Corp.	366,151	32,440,979
*	Coya Therapeutics, Inc.	4,167	24,794
*	Crinetics Pharmaceuticals, Inc.	29,085	831,540

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	CRISPR Therapeutics AG	288,127	$16,210,025
*	Cross Country Healthcare, Inc.	257,943	3,469,333
*	CryoPort, Inc.	161,031	1,180,357
*	Cullinan Therapeutics, Inc.	163,946	1,273,860
*	CVRx, Inc.	15,865	126,285
*	Cytek Biosciences, Inc.	427,184	1,537,862
*	CytomX Therapeutics, Inc.	6,402	14,020
*	DaVita, Inc.	141,441	19,854,073
*	Day One Biopharmaceuticals, Inc.	197,865	1,327,674
*	Definitive Healthcare Corp.	249,213	971,931
*	Denali Therapeutics, Inc.	626,951	8,670,732
	Dentsply Sirona, Inc.	684,448	9,794,451
*	Design Therapeutics, Inc.	24,686	95,535
*	Disc Medicine, Inc.	29,822	1,782,163
*	DocGo, Inc.	66,913	91,002
*	Doximity, Inc., Class A	333,863	19,614,451
#*	Dynavax Technologies Corp.	597,529	6,560,868
*	Edgewise Therapeutics, Inc.	236,543	3,373,103
*	Editas Medicine, Inc.	96,586	242,431
*	Elanco Animal Health, Inc.	1,802,571	24,659,171
*	Electromed, Inc.	55,590	1,012,294
*	Eledon Pharmaceuticals, Inc.	26,084	82,165
	Embecta Corp.	106,573	1,082,782
#*	Emergent BioSolutions, Inc.	215,351	1,266,264
*	Enanta Pharmaceuticals, Inc.	28,964	219,547
	Encompass Health Corp.	208,944	23,006,824
*	Enhabit, Inc.	191,406	1,286,248
*	Enliven Therapeutics, Inc.	6,798	127,870
*	Enovis Corp.	250,409	6,710,961
	Ensign Group, Inc.	257,749	38,662,350
*	Entrada Therapeutics, Inc.	24,019	141,232
*	Envista Holdings Corp.	705,449	13,325,932
*	Erasca, Inc.	105,582	149,399
		Shares	Value†
HEALTH CARE — (Continued)
*	Evolent Health, Inc., Class A	500,125	$5,026,256
*	Exact Sciences Corp.	567,262	26,632,951
*	Exelixis, Inc.	531,370	19,246,221
*	EyePoint Pharmaceuticals, Inc.	2,353	23,106
*	Fate Therapeutics, Inc.	195,960	215,556
*	FONAR Corp.	27,129	423,484
*	Fulcrum Therapeutics, Inc.	225,100	1,514,923
*	Fulgent Genetics, Inc.	130,035	2,234,001
*	GeneDx Holdings Corp.	29,413	2,998,655
*	Glaukos Corp.	82,118	7,069,539
*	Globus Medical, Inc., Class A	149,216	7,853,238
#*	GoodRx Holdings, Inc., Class A	419,077	2,007,379
#*	Gyre Therapeutics, Inc.	6,030	42,512
*	Haemonetics Corp.	208,708	15,452,740
*	Halozyme Therapeutics, Inc.	499,096	29,930,787
*	Harmony Biosciences Holdings, Inc.	230,912	8,123,484
#*	Harrow, Inc.	20,213	641,965
*	Harvard Bioscience, Inc.	139,208	64,829
*	Health Catalyst, Inc.	220,796	805,905
*	HealthEquity, Inc.	369,098	35,802,506
	HealthStream, Inc.	167,295	4,376,437
*	Henry Schein, Inc.	483,414	32,702,957
#*	Hims & Hers Health, Inc.	711,615	47,094,681
*	ICU Medical, Inc.	69,310	8,900,097
*	Ideaya Biosciences, Inc.	7,971	194,094
*††	IMARA, Inc.	8,795	0
*	Immunome, Inc.	3,536	37,199
*	InfuSystem Holdings, Inc.	84,637	473,967
#*	Innoviva, Inc.	286,384	5,203,597
*	Inogen, Inc.	102,040	643,872
#*	Inspire Medical Systems, Inc.	93,144	11,600,154
#*	Instil Bio, Inc.	10,258	246,192
#*	Integer Holdings Corp.	152,343	16,530,739
*	Integra LifeSciences Holdings Corp.	158,067	2,077,000
#*	Intellia Therapeutics, Inc.	267,141	3,109,521
#*	Iovance Biotherapeutics, Inc.	622,756	1,600,483

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	iRadimed Corp.	57,164	$3,334,948
*	iTeos Therapeutics, Inc.	60,348	611,929
*	Janux Therapeutics, Inc.	13,808	331,599
*	Jasper Therapeutics, Inc.	11,595	33,626
#*	Jazz Pharmaceuticals PLC	235,486	26,993,760
*	Joint Corp.	28,248	311,858
*	Kewaunee Scientific Corp.	13,074	723,515
*	Kezar Life Sciences, Inc.	1,272	5,431
*	Kiniksa Pharmaceuticals International PLC	116,752	3,532,916
*	Kodiak Sciences, Inc.	99,950	657,171
*	Krystal Biotech, Inc.	133,667	20,567,341
*	Kura Oncology, Inc.	168,828	1,021,409
*	Kymera Therapeutics, Inc.	67,722	2,962,838
#*	Lantheus Holdings, Inc.	310,924	22,134,680
	LeMaitre Vascular, Inc.	101,295	8,229,206
*	LENSAR, Inc.	40,133	517,314
*	LENZ Therapeutics, Inc.	1,979	58,915
*	LifeStance Health Group, Inc.	600,464	2,389,847
*	Ligand Pharmaceuticals, Inc.	81,770	10,759,297
#*	LivaNova PLC	232,485	9,808,542
*	MacroGenics, Inc.	56,267	87,777
*	MannKind Corp.	1,060,723	4,009,533
#*	Maravai LifeSciences Holdings, Inc., Class A	264,392	618,677
#*	Masimo Corp.	73,180	11,254,352
#*	MaxCyte, Inc.	290,286	597,989
*	Medpace Holdings, Inc.	61,778	26,391,562
*	Merit Medical Systems, Inc.	266,619	22,625,288
*††	Merrimack Pharmaceuticals, Inc.	88,364	0
	Mesa Laboratories, Inc.	21,434	1,639,272
*	MetaVia, Inc.	355	215
*	MiMedx Group, Inc.	485,426	3,490,213
#*	Mineralys Therapeutics, Inc.	16,488	233,305
††	Mirati Therapeutics, Inc.	13,386	41,095
		Shares	Value†
HEALTH CARE — (Continued)
#*	ModivCare, Inc.	32,643	$94,338
*	Molina Healthcare, Inc.	8,533	1,347,105
#*	Monte Rosa Therapeutics, Inc.	67,351	333,387
*	MoonLake Immunotherapeutics	30,169	1,521,724
*	Myriad Genetics, Inc.	216,424	831,068
	National HealthCare Corp.	75,289	7,230,003
	National Research Corp.	99,670	1,245,875
#*	Neogen Corp.	671,235	3,121,243
*	NeoGenomics, Inc.	508,185	2,459,615
*	Neurocrine Biosciences, Inc.	32,431	4,158,627
*	Nexgel, Inc.	152	345
*	Niagen Bioscience, Inc.	90,636	847,447
*	Nkarta, Inc.	29,223	63,414
*	Nurix Therapeutics, Inc.	7,017	79,011
#*	Nutex Health, Inc.	1,543	130,862
#*	Nuvation Bio, Inc.	107,046	252,629
*	Olema Pharmaceuticals, Inc.	226,266	1,163,007
#*»	OmniAb, Inc. (2200963D US)	30,196	0
#*»	OmniAb, Inc. (2200964D US)	30,196	0
*	OmniAb, Inc. (OABI UQ)	397,538	759,298
*	Omnicell, Inc.	210,708	6,534,055
*††	Opiant Pharmaceuticals, Inc.	18,273	0
*	OptimizeRx Corp.	33,569	423,641
*	Option Care Health, Inc.	933,459	27,397,022
*	OraSure Technologies, Inc.	322,586	1,025,823
#*	Organogenesis Holdings, Inc.	360,883	1,667,279
	Organon & Co.	653,589	6,339,813
#*	ORIC Pharmaceuticals, Inc.	205,379	2,047,629
*	Orthofix Medical, Inc.	113,922	1,257,699
*	OrthoPediatrics Corp.	104,463	2,164,473
*	Owens & Minor, Inc.	344,904	2,390,185
*	Pacira BioSciences, Inc.	186,639	3,936,217
#*††	PDL BioPharma, Inc.	1,354,466	568,876
*	Pediatrix Medical Group, Inc.	362,254	4,437,612
*	Pennant Group, Inc.	156,025	3,459,074

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Penumbra, Inc.	41,260	$10,408,660
*	Performant Healthcare, Inc.	178,342	633,114
	Perrigo Co. PLC	570,929	15,226,676
#*	Personalis, Inc.	121,156	663,935
	Phibro Animal Health Corp., Class A	87,562	2,320,393
*	Phio Pharmaceuticals Corp.	187	445
*	Phreesia, Inc.	19,149	516,257
††	Poseida Therapeutics, Inc.	44,685	22,343
*	Precision BioSciences, Inc.	4,894	23,247
#	Premier, Inc., Class A	443,663	9,529,881
*	Prestige Consumer Healthcare, Inc.	256,942	19,000,861
*	Privia Health Group, Inc.	466,353	9,103,211
*	Pro-Dex, Inc.	22,198	1,111,010
*	Progyny, Inc.	349,773	8,223,163
*	Protagonist Therapeutics, Inc.	8,705	468,851
#*	Prothena Corp. PLC	105,865	727,293
*	PTC Therapeutics, Inc.	134,038	6,984,720
*	Pulmonx Corp.	85,175	156,722
*	Puma Biotechnology, Inc.	192,430	598,457
*	Quanterix Corp.	92,608	550,092
*	QuidelOrtho Corp.	127,729	2,940,322
*	RadNet, Inc.	336,991	18,443,517
*	Rafael Holdings, Inc., Class B	17,033	28,786
*	REGENXBIO, Inc.	188,371	1,603,037
*	Relay Therapeutics, Inc.	203,397	715,957
*	Repligen Corp.	216,573	25,354,201
#*	Replimune Group, Inc.	141,624	995,617
*	Revolution Medicines, Inc.	212,913	7,935,268
	Revvity, Inc.	1,005	88,340
*††	Rexahn Pharmaceuticals, Inc.	246	0
#*	Rezolute, Inc.	54,847	326,340
*	Rigel Pharmaceuticals, Inc.	25,945	546,402
*	Rocket Pharmaceuticals, Inc.	45,448	138,616
#*	Roivant Sciences Ltd.	2,202,235	25,017,390
*	RxSight, Inc.	119,933	933,079
*»	Sage Therapeutics, Inc.	81,222	705,007
		Shares	Value†
HEALTH CARE — (Continued)
#*	Sana Biotechnology, Inc.	223,410	$907,045
*	Sanara Medtech, Inc.	8,829	213,397
#*	Sarepta Therapeutics, Inc.	216,175	3,549,594
*	Savara, Inc.	117,031	303,110
#*	Schrodinger, Inc.	178,596	3,630,857
*	Seer, Inc.	9,759	20,689
	Select Medical Holdings Corp.	586,403	8,672,900
#*	Semler Scientific, Inc.	29,399	1,053,954
*	Sensus Healthcare, Inc.	57,927	323,812
#*	SI-BONE, Inc.	71,544	1,218,394
	SIGA Technologies, Inc.	299,623	1,980,508
*	Sight Sciences, Inc.	52,536	174,945
	Simulations Plus, Inc.	39,347	512,298
*	Solid Biosciences, Inc.	6,664	45,582
*	Sonida Senior Living, Inc.	7,482	182,710
*	Sotera Health Co.	864,341	9,931,278
*	Spyre Therapeutics, Inc.	2,774	47,075
#*	STAAR Surgical Co.	121,891	2,183,677
#*	Stoke Therapeutics, Inc.	149,690	1,923,517
*	Supernus Pharmaceuticals, Inc.	259,872	9,121,507
#*	Surgery Partners, Inc.	530,877	11,652,750
*	Surmodics, Inc.	84,000	3,015,600
*	Sutro Biopharma, Inc.	191,559	154,262
*	Syndax Pharmaceuticals, Inc.	194,505	1,929,490
*	Tactile Systems Technology, Inc.	88,724	885,466
*	Talkspace, Inc.	400,808	973,963
#*	Tango Therapeutics, Inc.	143,359	865,888
*	Tectonic Therapeutic, Inc.	1,512	33,551
*	Teladoc Health, Inc.	600,719	4,331,184
	Teleflex, Inc.	97,445	11,644,677
*	Terns Pharmaceuticals, Inc.	276,722	1,613,289
*††	Tetraphase Pharmaceuticals, Inc.	2,198	0
*	Theravance Biopharma, Inc.	148,535	1,657,651
*»	Third Harmonic Bio, Inc.	16,199	87,070
*	Tourmaline Bio, Inc.	3,097	68,537

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	TransMedics Group, Inc.	122,582	$14,583,581
*	Treace Medical Concepts, Inc.	20,352	109,290
*	Trevi Therapeutics, Inc.	5,258	38,935
*	TruBridge, Inc.	28,756	598,700
*	Twist Bioscience Corp.	165,385	5,551,974
*	Tyra Biosciences, Inc.	2,610	28,527
#	U.S. Physical Therapy, Inc.	68,107	4,982,027
#*	UFP Technologies, Inc.	34,805	7,879,504
	Universal Health Services, Inc., Class B	10,282	1,711,439
	Utah Medical Products, Inc.	21,797	1,211,913
*	Vanda Pharmaceuticals, Inc.	252,561	1,075,910
*	Varex Imaging Corp.	143,270	1,043,006
*	Vera Therapeutics, Inc.	9,009	187,297
#*	Veracyte, Inc.	338,851	7,966,387
*	Vericel Corp.	191,733	6,699,151
††	Verve Therapeutics, Inc.	71,840	45,259
	Viatris, Inc.	1,467,491	12,825,871
*	Vicarious Surgical, Inc., Class A	1,547	13,706
*	Vir Biotechnology, Inc.	259,855	1,317,465
*	Viridian Therapeutics, Inc.	56,331	986,919
*	Voyager Therapeutics, Inc.	117,796	375,769
*	Xencor, Inc.	263,373	2,191,263
*	Xenon Pharmaceuticals, Inc.	60,874	1,859,092
*	XOMA Royalty Corp.	3,497	87,005
*	Y-mAbs Therapeutics, Inc.	42,313	189,139
*	Zimvie, Inc.	115,580	2,171,748
*	Zymeworks, Inc.	251,578	3,159,820
TOTAL HEALTH CARE			1,542,965,007
INDUSTRIALS — (20.1%)
	A.O. Smith Corp.	244,260	17,291,165
#	AAON, Inc.	366,562	30,607,927
*	AAR Corp.	183,730	13,726,468
	ABM Industries, Inc.	338,335	15,607,394
	ACCO Brands Corp.	487,593	1,828,474
	Acme United Corp.	17,919	719,985
	Acuity, Inc.	111,214	34,626,479
		Shares	Value†
INDUSTRIALS — (Continued)
*	ACV Auctions, Inc., Class A	513,608	$7,298,370
	Advanced Drainage Systems, Inc.	166,685	19,127,104
*	Aebi Schmidt Holding AG	209,116	2,153,895
#*	AeroVironment, Inc.	49,278	13,188,764
*	AerSale Corp.	19,814	119,677
	AGCO Corp.	206,445	24,354,317
*	Agrify Corp.	425	11,450
	Air Lease Corp.	491,332	27,219,793
	Alamo Group, Inc.	54,382	12,104,346
*	Alaska Air Group, Inc.	501,581	26,563,730
	Albany International Corp., Class A	149,255	8,088,128
	Alight, Inc., Class A	1,919,880	10,290,557
#*	Allegiant Travel Co.	75,049	3,875,530
	Allient, Inc.	95,079	3,832,634
	Allison Transmission Holdings, Inc.	371,697	33,478,749
*	Alpha Pro Tech Ltd.	22,068	107,250
#	Alta Equipment Group, Inc.	125,974	977,558
*	Amentum Holdings, Inc.	3,100	77,407
*	Ameresco, Inc., Class A	155,086	2,624,055
*	American Airlines Group, Inc.	1,841,533	21,159,214
#*	American Superconductor Corp.	109,930	6,249,521
*	American Woodmark Corp.	75,183	3,955,378
*	API Group Corp.	687,378	24,793,724
	Apogee Enterprises, Inc.	118,230	4,964,478
	Applied Industrial Technologies, Inc.	170,741	46,356,181
	ArcBest Corp.	103,058	7,536,632
	Arcosa, Inc.	212,738	18,269,939
	Argan, Inc.	93,072	22,800,779
	Armstrong World Industries, Inc.	195,339	36,756,940
	Astec Industries, Inc.	109,043	4,324,645
#*	Astronics Corp. (ATRO US)	125,191	4,521,899
*	Astronics Corp. (ATROB US), Class B	39,754	1,437,107
#*	Asure Software, Inc.	108,713	1,054,516
*	ATI, Inc.	234,757	18,062,204
	Atkore, Inc.	151,369	11,658,440
	Atmus Filtration Technologies, Inc.	212,630	8,273,433
*	Avalon Holdings Corp., Class A	27,805	72,015

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Avis Budget Group, Inc.	31,499	$5,362,390
	AZZ, Inc.	132,294	14,486,193
	Barrett Business Services, Inc.	143,773	6,609,245
*	BGSF, Inc.	17,440	106,907
#*	BlackSky Technology, Inc.	30,684	590,360
*	Blade Air Mobility, Inc.	163,874	653,857
#*	Bloom Energy Corp., Class A	570,765	21,340,903
#*	Blue Bird Corp.	128,190	5,741,630
*	BlueLinx Holdings, Inc.	38,288	2,805,362
	Boise Cascade Co.	169,263	14,185,932
*	Bowman Consulting Group Ltd.	24,855	861,971
	Brady Corp., Class A	228,550	16,128,774
*	BrightView Holdings, Inc.	289,387	4,615,723
	Brink's Co.	188,921	16,500,360
*	Broadwind, Inc.	33,929	87,876
	BWX Technologies, Inc.	154,308	23,444,014
#*	Byrna Technologies, Inc.	50,643	1,124,781
#*	CACI International, Inc., Class A	57,493	26,479,551
*	Cadeler AS (CDLR US), ADR	42,883	898,828
#	Cadre Holdings, Inc.	130,715	4,322,745
*	Casella Waste Systems, Inc., Class A	266,732	29,001,770
#*	CBIZ, Inc.	149,971	9,166,228
#*	CECO Environmental Corp.	172,900	7,771,855
#*	Chart Industries, Inc.	161,083	32,028,133
	Chicago Rivet & Machine Co.	3,975	50,443
#*	Cimpress PLC	111,908	6,189,631
	Civeo Corp.	25,118	627,699
#*	Clarivate PLC	2,029,610	7,813,999
	Columbus McKinnon Corp.	122,432	1,793,629
*	Commercial Vehicle Group, Inc.	146,451	247,502
	CompX International, Inc.	21,289	496,034
#	Concentrix Corp.	14,224	739,221
	Concrete Pumping Holdings, Inc.	114,502	782,049
*	Conduent, Inc.	749,000	1,992,340
*	Construction Partners, Inc., Class A	130,893	13,200,559
		Shares	Value†
INDUSTRIALS — (Continued)
	Copa Holdings SA, Class A	115,919	$12,827,597
*	Core & Main, Inc., Class A	338,588	21,547,740
#††	Costa Communications, Inc.	5,954	714
*	Costamare Bulkers Holdings Ltd.	107,028	963,252
	Costamare, Inc.	535,141	5,399,573
	Covenant Logistics Group, Inc.	92,867	2,242,738
	CRA International, Inc.	37,694	6,659,022
	Crane Co.	163,243	31,958,082
	CSG Systems International, Inc.	130,342	8,141,161
	CSW Industrials, Inc.	75,352	19,552,337
*	Custom Truck One Source, Inc.	199,182	1,232,937
*	Dayforce, Inc.	343,576	19,814,028
	Deluxe Corp.	188,785	3,039,439
*	Distribution Solutions Group, Inc.	166,870	5,001,094
*	DLH Holdings Corp.	2,381	13,357
*	DNOW, Inc.	480,945	7,483,504
	Donaldson Co., Inc.	246,247	17,722,397
	Douglas Dynamics, Inc.	105,884	3,028,282
*	Driven Brands Holdings, Inc.	220,134	3,720,265
*	Ducommun, Inc.	81,198	7,387,394
	Dun & Bradstreet Holdings, Inc.	1,374,492	12,507,877
*	DXP Enterprises, Inc.	118,488	13,419,951
*	Dycom Industries, Inc.	129,676	34,858,206
	Eastern Co.	30,684	707,266
*	Energy Recovery, Inc.	174,040	2,340,838
	Enerpac Tool Group Corp.	284,604	10,960,100
	EnerSys	173,597	16,035,155
	Ennis, Inc.	158,696	2,824,789
	Enpro, Inc.	111,661	23,717,913
*	Enviri Corp.	321,239	2,891,151
	Esab Corp.	240,283	32,238,770
	ESCO Technologies, Inc.	154,742	29,973,525
	Espey Mfg. & Electronics Corp.	8,095	356,180
*	Everus Construction Group, Inc.	193,625	14,378,593
	EVI Industries, Inc.	18,517	412,744
*	ExlService Holdings, Inc.	729,391	31,677,451
	Exponent, Inc.	227,529	15,690,400
#	Federal Signal Corp.	273,335	34,596,011
#*	First Advantage Corp.	357,841	6,187,071

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Flowserve Corp.	486,947	$27,288,510
#*	Fluence Energy, Inc.	231,964	1,883,548
*	Fluor Corp.	607,116	34,465,975
*	Forrester Research, Inc.	39,949	389,103
	Fortune Brands Innovations, Inc.	350,279	19,104,217
*	Franklin Covey Co.	59,861	1,179,860
	Franklin Electric Co., Inc.	208,011	19,542,633
*	FreightCar America, Inc.	23,686	240,650
#*	Frontier Group Holdings, Inc.	266,671	1,168,019
	FTAI Aviation Ltd.	23,433	3,224,615
#	FTAI Infrastructure, Inc.	252,215	1,581,388
*	FTI Consulting, Inc.	155,073	25,796,394
*	Gates Industrial Corp. PLC	838,593	20,797,106
	GATX Corp.	223,228	34,084,683
#	Genco Shipping & Trading Ltd.	193,237	3,078,265
*	Gencor Industries, Inc.	113,942	1,661,274
*	Generac Holdings, Inc.	181,383	35,313,456
	Genpact Ltd.	585,188	25,777,531
*	Gibraltar Industries, Inc.	132,651	8,758,946
	Global Industrial Co.	172,481	5,874,703
*	GMS, Inc.	47,072	5,160,974
	Gorman-Rupp Co.	234,351	9,645,887
*	Graham Corp.	44,118	2,521,344
#	Granite Construction, Inc.	199,535	18,850,071
*	Great Lakes Dredge & Dock Corp.	309,884	3,433,515
	Greenbrier Cos., Inc.	138,919	6,320,815
	Griffon Corp.	211,528	17,190,881
*	GXO Logistics, Inc.	410,400	20,400,984
*	Hayward Holdings, Inc.	690,567	10,620,920
*	Healthcare Services Group, Inc.	304,447	3,960,855
	Heartland Express, Inc.	317,683	2,484,281
	Heidrick & Struggles International, Inc.	131,010	5,833,875
	Helios Technologies, Inc.	162,361	5,957,025
	Herc Holdings, Inc.	153,894	17,976,358
#*	Hertz Global Holdings, Inc.	239,400	1,534,554
	Hexcel Corp.	282,138	16,902,888
	Hillenbrand, Inc.	229,897	4,761,167
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hillman Solutions Corp.	521,478	$4,114,461
	HireQuest, Inc.	703	7,192
	HNI Corp.	209,400	10,771,536
	Hub Group, Inc., Class A	276,105	9,669,197
*	Hudson Technologies, Inc.	195,582	1,836,515
	Huntington Ingalls Industries, Inc.	80,302	22,393,016
*	Hurco Cos., Inc.	24,786	476,387
*	Huron Consulting Group, Inc.	130,605	17,250,308
*	Hyliion Holdings Corp.	35,520	53,280
	Hyster-Yale, Inc.	63,971	2,687,422
*	IBEX Holdings Ltd.	52,314	1,546,925
	ICF International, Inc.	82,815	6,947,350
#*	IES Holdings, Inc.	179,046	63,215,771
#*	Innodata, Inc.	82,780	4,544,622
*	Innovative Solutions & Support, Inc.	69,460	1,079,408
	Insperity, Inc.	160,298	9,550,555
	Insteel Industries, Inc.	98,701	3,563,106
	Interface, Inc.	256,958	5,298,474
*	Janus International Group, Inc.	405,982	3,479,266
*	JELD-WEN Holding, Inc.	156,505	704,273
#*	JetBlue Airways Corp.	1,480,549	6,573,638
#	Kadant, Inc.	52,793	17,567,927
	Karat Packaging, Inc.	25,012	681,077
	KBR, Inc.	376,807	17,611,959
	Kelly Services, Inc., Class A	138,282	1,693,955
	Kennametal, Inc.	432,566	10,710,334
	Kforce, Inc.	106,347	3,706,193
*	Kirby Corp.	239,885	22,863,439
	Knight-Swift Transportation Holdings, Inc.	552,101	23,464,292
	Korn Ferry	234,042	16,586,557
#*	Kratos Defense & Security Solutions, Inc.	692,632	40,657,498
*	L.B. Foster Co., Class A	46,837	1,100,670
	Landstar System, Inc.	110,628	14,754,456
*	Legalzoom.com, Inc.	590,240	5,306,258
	Leonardo DRS, Inc.	303,104	12,609,126
#*	Limbach Holdings, Inc.	53,032	7,265,384
	Lincoln Electric Holdings, Inc.	1,000	243,500
	Lindsay Corp.	48,035	6,557,258
*	Liquidity Services, Inc.	299,556	7,153,397
*	Loar Holdings, Inc.	122,037	9,019,755

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	LSI Industries, Inc.	262,613	$4,805,818
	Luxfer Holdings PLC	40,951	492,231
*	Lyft, Inc., Class A	1,614,632	22,701,726
*	Manitowoc Co., Inc.	144,240	1,839,060
	ManpowerGroup, Inc.	128,364	5,295,015
	Marten Transport Ltd.	489,377	5,950,824
#*	MasTec, Inc.	130,872	24,762,291
*	Mastech Digital, Inc.	67,197	485,162
*	Masterbrand, Inc.	485,431	5,354,304
*	Matrix Service Co.	112,596	1,720,467
	Matson, Inc.	146,841	15,679,682
	Maximus, Inc.	224,097	16,551,804
*	Mayville Engineering Co., Inc.	46,625	781,901
	McGrath RentCorp	110,337	13,768,954
*	Mercury Systems, Inc.	263,013	13,831,854
*	Middleby Corp.	165,420	24,018,984
	Miller Industries, Inc.	61,443	2,503,802
	MillerKnoll, Inc.	286,805	5,443,559
*	Mistras Group, Inc.	127,946	1,015,891
#*	Montrose Environmental Group, Inc.	127,149	2,885,011
	Moog, Inc., Class A	178,361	34,527,122
*	MRC Global, Inc.	363,518	5,336,444
	MSA Safety, Inc.	176,216	31,343,540
	MSC Industrial Direct Co., Inc., Class A	174,719	15,134,160
	Mueller Industries, Inc.	496,064	42,348,984
	Mueller Water Products, Inc., Class A	702,416	17,391,820
*	MYR Group, Inc.	69,824	13,510,944
	National Presto Industries, Inc.	29,367	2,832,447
*	Net Power, Inc.	14,554	41,916
*	NEXTracker, Inc., Class A	454,256	26,464,955
	NL Industries, Inc.	109,368	674,801
*	NN, Inc.	28,556	55,684
*	NPK International, Inc.	403,599	3,640,463
*	NV5 Global, Inc.	284,751	6,392,660
	nVent Electric PLC	278,628	21,850,008
*	NWPX Infrastructure, Inc.	57,927	2,420,190
	Omega Flex, Inc.	40,437	1,289,940
*	OPENLANE, Inc.	480,156	11,831,044
*	Orion Group Holdings, Inc.	155,264	1,150,506
	Oshkosh Corp.	234,466	29,666,983
*	PAMT Corp.	146,397	1,658,678
	Pangaea Logistics Solutions Ltd.	139,731	680,490
	Park Aerospace Corp.	86,680	1,561,974
		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	52,914	$867,790
#*	Parsons Corp.	332,200	24,649,240
*	Paylocity Holding Corp.	115,634	21,378,414
*	Perma-Fix Environmental Services, Inc.	32,897	378,973
*	Perma-Pipe International Holdings, Inc.	32,813	727,136
	Pioneer Power Solutions, Inc.	17,282	53,920
	Pitney Bowes, Inc.	414,198	4,705,289
*	Planet Labs PBC	506,479	3,165,494
#	Powell Industries, Inc.	90,699	21,504,733
#*	Power Solutions International, Inc.	2,271	212,906
	Preformed Line Products Co.	32,505	5,016,497
	Primoris Services Corp.	259,719	24,457,738
*	Proto Labs, Inc.	106,923	4,610,520
	Quad/Graphics, Inc.	161,068	858,492
	Quanex Building Products Corp.	142,736	2,780,497
*	Quest Resource Holding Corp.	12,483	25,091
*	Radiant Logistics, Inc.	310,927	1,837,579
*	RBC Bearings, Inc.	52,409	20,300,102
*	RCM Technologies, Inc.	41,884	1,009,823
	Regal Rexnord Corp.	112,673	17,225,448
*	Resideo Technologies, Inc.	591,685	16,153,000
	Resources Connection, Inc.	138,511	700,866
	REV Group, Inc.	226,239	11,210,142
	Robert Half, Inc.	304,520	11,239,833
#*	Rocket Lab Corp.	221,309	10,162,509
	Rush Enterprises, Inc. (RUSHA US), Class A	370,740	20,071,864
	Rush Enterprises, Inc. (RUSHB US), Class B	104,068	5,651,933
*	RXO, Inc.	357,705	5,526,542
	Ryder System, Inc.	63,577	11,298,269
*	Saia, Inc.	51,920	15,692,301
	Schneider National, Inc., Class B	348,541	8,521,827
	Science Applications International Corp.	192,394	21,448,083
	Sensata Technologies Holding PLC	445,025	13,688,969

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Shoals Technologies Group, Inc., Class A	219,800	$1,184,722
*	SIFCO Industries, Inc.	14,255	69,279
	Simpson Manufacturing Co., Inc.	187,523	33,647,252
*	SiteOne Landscape Supply, Inc.	130,798	18,027,888
*	Skillsoft Corp.	3,681	52,491
*	SkyWest, Inc.	182,027	21,107,851
*	SPX Technologies, Inc.	210,190	38,336,554
	Standex International Corp.	66,860	11,014,516
	Stanley Black & Decker, Inc.	102,244	6,916,807
	Steelcase, Inc., Class A	414,196	4,278,645
*	Sterling Infrastructure, Inc.	129,843	34,744,688
#*	Stratasys Ltd.	39,970	432,875
*	Sun Country Airlines Holdings, Inc.	110,455	1,280,173
#*	Sunrun, Inc.	725,867	7,447,395
*	TaskUS, Inc., Class A	78,472	1,340,302
*	Taylor Devices, Inc.	3,235	145,899
*	Team, Inc.	5,530	90,858
	Tecnoglass, Inc.	186,093	14,520,837
	Tennant Co.	83,906	6,925,601
	Terex Corp.	299,271	15,220,923
	Tetra Tech, Inc.	541,175	19,882,769
*	Thermon Group Holdings, Inc.	146,679	4,148,082
	Timken Co.	322,162	24,513,307
*	Titan International, Inc.	286,391	2,422,868
*	Titan Machinery, Inc.	105,318	2,034,744
	Toro Co.	270,829	20,109,053
*	Transcat, Inc.	41,467	3,169,323
*	Trex Co., Inc.	319,572	20,529,305
	TriNet Group, Inc.	190,950	12,948,320
	Trinity Industries, Inc.	380,487	8,865,347
*	TrueBlue, Inc.	115,744	835,672
*	TTEC Holdings, Inc.	82,620	411,448
*	Tutor Perini Corp.	276,512	13,314,053
	Twin Disc, Inc.	46,862	405,356
	UFP Industries, Inc.	270,762	26,534,676
*	U-Haul Holding Co. (UHAL US)	2,753	159,289
	U-Haul Holding Co. (UHAL/B US)	10,696	556,192
*	Ultralife Corp.	77,993	621,604
	UniFirst Corp.	67,501	11,544,696
#	Universal Logistics Holdings, Inc.	120,609	2,886,173
*	Upwork, Inc.	532,268	6,365,925
		Shares	Value†
INDUSTRIALS — (Continued)
*	V2X, Inc.	108,524	$5,141,867
	Valmont Industries, Inc.	92,127	33,529,622
*	Verra Mobility Corp.	665,304	16,805,579
	Vestis Corp.	255,870	1,550,572
*	Vicor Corp.	133,335	5,925,407
	Virco Mfg. Corp.	34,909	270,196
*	VirTra, Inc.	29,728	210,772
#	VSE Corp.	85,811	13,432,854
	Wabash National Corp.	294,211	2,930,342
	Watts Water Technologies, Inc., Class A	122,939	32,249,358
#	Werner Enterprises, Inc.	331,461	9,188,099
	WESCO International, Inc.	153,915	31,854,248
*	Willdan Group, Inc.	38,038	3,244,641
	Willis Lease Finance Corp.	32,308	4,574,167
	WillScot Holdings Corp.	518,546	15,219,325
	Worthington Enterprises, Inc.	226,783	14,053,743
#*	Xometry, Inc., Class A	140,338	4,538,531
	Zurn Elkay Water Solutions Corp.	447,344	19,794,972
TOTAL INDUSTRIALS			3,476,372,622
INFORMATION TECHNOLOGY — (11.1%)
*	8x8, Inc.	52,161	101,192
*	908 Devices, Inc.	29,922	195,989
	A10 Networks, Inc.	322,483	5,940,137
*	ACCESS Newswire, Inc.	11,217	132,921
*	ACI Worldwide, Inc.	521,945	22,213,979
	Adeia, Inc.	464,273	6,012,335
*	ADTRAN Holdings, Inc.	7,491	69,591
	Advanced Energy Industries, Inc.	168,817	23,452,058
*	Aeva Technologies, Inc.	5,325	99,258
*	Agilysys, Inc.	77,238	8,811,311
*	Airgain, Inc.	2,708	12,078
*	Alarm.com Holdings, Inc.	231,365	12,639,470
#*	Alithya Group, Inc., Class A	48,340	83,628
#*	Alkami Technology, Inc.	19,812	441,609
*	Allegro MicroSystems, Inc.	562,162	17,657,508
*	Alpha & Omega Semiconductor Ltd.	133,916	3,410,841

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ambarella, Inc.	123,423	$8,157,026
	Amdocs Ltd.	197,238	16,836,236
	Amkor Technology, Inc.	1,111,290	25,070,702
*	AmpliTech Group, Inc.	641	1,891
*	Amtech Systems, Inc.	78,288	368,345
*	Appfolio, Inc., Class A	67,096	17,940,128
#*	Applied Optoelectronics, Inc.	126,651	2,896,508
*	Arrow Electronics, Inc.	211,386	24,520,776
*	ASGN, Inc.	197,018	9,878,483
*	AstroNova, Inc.	37,793	427,061
#*	Aurora Innovation, Inc.	2,670,444	15,515,280
*	AvePoint, Inc.	567,303	10,824,141
*	Aviat Networks, Inc.	51,165	1,105,164
	Avnet, Inc.	457,817	24,236,832
*	Aware, Inc.	28,531	60,486
*	Axcelis Technologies, Inc.	144,043	9,750,271
*	Backblaze, Inc., Class A	12,911	64,426
	Badger Meter, Inc.	132,045	24,924,814
	Bel Fuse, Inc. (BELFA US), Class A	10,147	1,162,136
#	Bel Fuse, Inc. (BELFB US), Class B	46,696	6,072,348
	Belden, Inc.	229,562	28,385,341
	Benchmark Electronics, Inc.	164,670	6,339,795
*	Bill Holdings, Inc.	309,440	13,259,504
*	Bit Digital, Inc.	135,084	393,094
*	BK Technologies Corp.	17,076	663,232
*	Blackbaud, Inc.	218,239	14,713,673
#*	BlackLine, Inc.	209,295	11,255,885
*	Box, Inc., Class A	697,122	22,377,616
#*	C3.ai, Inc., Class A	121,522	2,863,058
*	Calix, Inc.	184,109	10,437,139
*	CCC Intelligent Solutions Holdings, Inc.	2,298,287	22,224,435
#*	Cerence, Inc.	169,890	1,461,054
*	CEVA, Inc.	107,564	2,298,643
*	Ciena Corp.	280,242	26,017,667
#*	Cipher Mining, Inc.	654,593	3,574,078
*	Cirrus Logic, Inc.	229,981	23,161,387
#*	Cleanspark, Inc.	592,925	6,741,557
	Clear Secure, Inc., Class A	330,957	9,733,445
#*	Clearfield, Inc.	48,535	2,126,318
*	Clearwater Analytics Holdings, Inc., Class A	64,468	1,306,122
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Climb Global Solutions, Inc.	22,311	$2,632,698
*	Coda Octopus Group, Inc.	2,667	19,869
	Cognex Corp.	482,958	19,690,198
*	Coherent Corp.	134,048	14,423,565
*	Cohu, Inc.	212,148	3,788,963
*	CommScope Holding Co., Inc.	345,581	2,833,764
*	Commvault Systems, Inc.	180,307	34,249,315
*	Consensus Cloud Solutions, Inc.	77,923	1,572,486
#*	Core Scientific, Inc.	129,153	1,748,732
*	CoreCard Corp.	33,316	964,498
*	Corsair Gaming, Inc.	275,891	2,499,572
*	CPI Card Group, Inc.	10,630	206,328
#	Crane NXT Co.	206,116	12,230,923
*	Credo Technology Group Holding Ltd.	305,955	34,129,280
*	Crexendo, Inc.	8,205	45,702
*	CS Disco, Inc.	158,127	627,764
#	CSP, Inc.	50,132	514,354
	CTS Corp.	141,154	5,531,825
*	CVD Equipment Corp.	8,212	31,698
*	Daily Journal Corp.	5,585	2,231,654
#*	Daktronics, Inc.	220,918	3,583,290
*	Data I/O Corp.	31,665	102,595
*	Diebold Nixdorf, Inc.	48,931	2,754,326
*	Digi International, Inc.	192,847	6,288,741
*	Digital Turbine, Inc.	12,713	69,286
#*	DigitalOcean Holdings, Inc.	352,473	9,819,898
*	Diodes, Inc.	209,970	10,366,219
	Dolby Laboratories, Inc., Class A	173,451	13,067,798
*	Dropbox, Inc., Class A	721,065	19,591,336
*	DXC Technology Co.	883,754	12,027,892
*	E2open Parent Holdings, Inc.	980,776	3,236,561
#*	Eastman Kodak Co.	200,810	1,345,427
*	eGain Corp.	107,650	665,277
*	Enphase Energy, Inc.	296,768	9,603,412
	Entegris, Inc.	1,948	152,840
*	EPAM Systems, Inc.	109,369	17,248,585
*	ePlus, Inc.	119,321	7,729,614
*	EverCommerce, Inc.	255	2,736
*	Everspin Technologies, Inc.	93,112	564,259
*	Exodus Movement, Inc., Class A	145	4,472
*	Expensify, Inc., Class A	16,219	32,925
*	Fabrinet	160,636	52,002,692
#*	Fastly, Inc., Class A	524,064	3,558,395
*	Five9, Inc.	169,723	4,383,945

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FormFactor, Inc.	345,550	$9,817,076
#	Frequency Electronics, Inc.	51,889	1,380,247
*	Freshworks, Inc., Class A	863,743	11,220,022
*	Globant SA	116,260	9,796,068
*	Grid Dynamics Holdings, Inc.	314,329	2,982,982
*	GSI Technology, Inc.	21,199	92,216
	Hackett Group, Inc.	202,989	4,747,913
*	Harmonic, Inc.	508,723	4,329,233
#*	I3 Verticals, Inc., Class A	97,856	2,738,011
*	Ichor Holdings Ltd.	148,808	2,944,910
*	Identiv, Inc.	5,061	18,371
#*	indie Semiconductor, Inc., Class A	474,727	1,856,183
*	Informatica, Inc., Class A	531,900	13,137,930
	Information Services Group, Inc.	87,215	375,897
*	Inseego Corp.	13,241	87,655
*	Insight Enterprises, Inc.	144,006	17,076,231
*	Intapp, Inc.	182,240	7,298,712
#	InterDigital, Inc.	167,666	43,291,361
*	inTEST Corp.	58,818	411,138
*	IPG Photonics Corp.	160,753	12,038,792
*	Itron, Inc.	207,976	25,901,331
*	Jamf Holding Corp.	508,418	4,036,839
*	JFrog Ltd.	336,150	14,592,272
*	Key Tronic Corp.	48,645	143,016
*	Kimball Electronics, Inc.	109,666	2,057,334
*	Klaviyo, Inc., Class A	14,174	440,811
*	Knowles Corp.	501,655	10,188,613
	Kulicke & Soffa Industries, Inc.	236,575	7,750,197
*	KVH Industries, Inc.	112,689	596,125
*	Kyndryl Holdings, Inc.	1,030,887	38,936,602
*	Lantronix, Inc.	156,593	502,664
*	Lattice Semiconductor Corp.	390,376	19,452,436
*	LGL Group, Inc.	15,751	114,593
#*	Life360, Inc.	31,605	2,420,627
	Littelfuse, Inc.	82,081	21,121,904
*	LiveRamp Holdings, Inc.	300,004	9,846,131
#*	Lumentum Holdings, Inc.	191,616	21,093,089
#*	MACOM Technology Solutions Holdings, Inc.	274,597	37,658,233
*	Magnachip Semiconductor Corp.	62,927	258,001
*	Manhattan Associates, Inc.	10,408	2,286,221
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MaxLinear, Inc.	345,689	$5,468,800
*	Meridianlink, Inc.	177,354	2,834,117
	Methode Electronics, Inc.	155,321	1,018,906
*	Mirion Technologies, Inc.	811,436	18,135,595
*	Mitek Systems, Inc.	193,358	1,744,089
	MKS, Inc.	185,879	17,691,963
*	M-Tron Industries, Inc.	7,875	346,343
*	N-able, Inc.	668,354	5,400,300
	Napco Security Technologies, Inc.	163,922	5,004,539
#*	Navitas Semiconductor Corp.	267,553	1,961,163
#*	nCino, Inc.	359,283	10,032,978
#*	NCR Voyix Corp.	601,808	8,196,625
*	NETGEAR, Inc.	130,375	3,031,219
*	NetScout Systems, Inc.	327,349	7,011,816
	Network-1 Technologies, Inc.	135,577	189,808
*	nLight, Inc.	144,801	3,042,269
*	Novanta, Inc.	161,264	19,838,697
#	NVE Corp.	21,758	1,377,934
*	Olo, Inc., Class A	387,756	4,063,683
*	ON24, Inc.	169,807	842,243
	OneSpan, Inc.	166,968	2,462,778
*	Onto Innovation, Inc.	149,814	14,194,877
*	Ooma, Inc.	62,438	710,544
*	Optical Cable Corp.	19,296	86,446
#*	OSI Systems, Inc.	78,414	17,330,278
*	Ouster, Inc.	125,842	2,942,186
#*	PAR Technology Corp.	164,455	9,995,575
	PC Connection, Inc.	119,217	7,342,575
*	PDF Solutions, Inc.	175,470	3,900,698
	Pegasystems, Inc.	479,610	28,157,903
#*	Penguin Solutions, Inc.	235,707	5,555,614
*	Photronics, Inc.	270,564	5,508,683
*	Plexus Corp.	141,266	18,011,415
	Power Integrations, Inc.	253,201	12,285,313
*	Powerfleet, Inc. NJ	436,762	1,773,254
	Progress Software Corp.	196,537	9,449,499
*	Q2 Holdings, Inc.	171,824	13,952,109
*	Qorvo, Inc.	280,715	23,467,774
*	Qualys, Inc.	162,857	21,671,381
*	Rambus, Inc.	447,828	33,107,924
*	Rapid7, Inc.	133,714	2,824,040
#	Red Violet, Inc.	35,467	1,572,252
	ReposiTrak, Inc.	823	13,563
*	Research Solutions, Inc.	2,976	7,931
*	RF Industries Ltd.	18,967	156,288

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ribbon Communications, Inc.	568,234	$2,136,560
	Richardson Electronics Ltd.	55,605	560,498
*	RingCentral, Inc., Class A	224,795	5,730,025
*	Riot Platforms, Inc.	295,472	3,962,280
*	Rogers Corp.	83,327	5,464,585
*	Sanmina Corp.	299,702	34,777,420
	Sapiens International Corp. NV	197,608	5,416,435
*	ScanSource, Inc.	117,102	4,548,242
*	SEMrush Holdings, Inc., Class A	265,724	2,380,887
*	Semtech Corp.	95,064	4,857,770
*	SentinelOne, Inc., Class A	865,217	15,868,080
#*††	Silicon Graphics, Inc.	10,199	0
*	Silicon Laboratories, Inc.	90,994	11,990,279
*	SiTime Corp.	64,089	13,000,454
#*	SkyWater Technology, Inc.	86,569	774,793
	Skyworks Solutions, Inc.	384,329	26,341,910
*	SoundThinking, Inc.	30,922	352,820
*	Sprinklr, Inc., Class A	466,226	4,200,696
*	SPS Commerce, Inc.	148,449	16,160,900
»	SRAX, Inc.	70,653	7,065
*	Synaptics, Inc.	173,382	10,871,051
*	Synchronoss Technologies, Inc.	15,848	116,007
	TD SYNNEX Corp.	83,697	12,085,010
*	Telos Corp.	174,899	449,490
*	Teradata Corp.	362,048	7,577,665
*	TransAct Technologies, Inc.	41,999	158,336
*	Trio-Tech International	12,740	69,306
*	TTM Technologies, Inc.	573,563	27,100,852
*	Turtle Beach Corp.	62,968	915,555
*	Twilio, Inc., Class A	25	3,225
*	UiPath, Inc., Class A	1,218,644	14,319,067
*	Ultra Clean Holdings, Inc.	203,086	4,573,497
*	Unisys Corp.	290,829	1,201,124
#*	Unity Software, Inc.	1,208,237	40,306,786
	Universal Display Corp.	151,902	21,934,649
*	Veeco Instruments, Inc.	257,292	5,346,528
*	Verint Systems, Inc.	282,204	6,005,301
#*	Vertex, Inc., Class A	264,058	8,758,804
*	Viant Technology, Inc., Class A	44,467	644,772
*	Viasat, Inc.	70,152	1,152,597
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Viavi Solutions, Inc.	1,014,412	$10,194,841
	Vishay Intertechnology, Inc.	563,219	9,231,159
*	Vishay Precision Group, Inc.	55,032	1,459,449
	Vontier Corp.	580,307	24,065,331
*	WidePoint Corp.	16,588	49,930
#	Xerox Holdings Corp.	245,269	993,339
*	Xperi, Inc.	182,678	1,099,722
*	Yext, Inc.	340,933	2,768,376
*	Zeta Global Holdings Corp., Class A	372,317	5,826,761
TOTAL INFORMATION TECHNOLOGY			1,925,157,914
MATERIALS — (5.0%)
	AdvanSix, Inc.	114,784	2,309,454
#	Albemarle Corp.	290,338	19,699,433
	Alcoa Corp.	826,786	24,778,776
#*	Alpha Metallurgical Resources, Inc.	58,202	6,871,910
	American Vanguard Corp.	82,634	318,967
*	Ampco-Pittsburgh Corp.	4,014	12,965
	AptarGroup, Inc.	96,375	15,144,367
	Ardagh Metal Packaging SA	465,319	1,842,663
*	Arq, Inc.	20,086	107,460
*	Ascent Industries Co.	43,974	564,186
	Ashland, Inc.	167,886	8,656,202
*	Aspen Aerogels, Inc.	160,256	1,227,561
	Avient Corp.	410,359	12,955,034
*	Axalta Coating Systems Ltd.	817,401	23,148,796
	Balchem Corp.	147,428	22,478,347
*	Bioceres Crop Solutions Corp.	9,257	31,659
	Cabot Corp.	267,781	19,328,433
	Caledonia Mining Corp. PLC	16,455	323,999
	Carpenter Technology Corp.	218,516	54,495,705
	Celanese Corp.	4,347	227,044
*	Century Aluminum Co.	418,243	8,858,387
	Chemours Co.	290,617	3,481,592
*	Clearwater Paper Corp.	88,752	2,002,245
#*	Cleveland-Cliffs, Inc.	1,198,227	12,605,348
*	Coeur Mining, Inc.	1,763,890	15,328,204
	Commercial Metals Co.	512,081	26,556,521
*	Compass Minerals International, Inc.	100,796	2,008,864

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	41,022	$682,606
	Crown Holdings, Inc.	62,057	6,165,984
*	Dakota Gold Corp.	112,229	404,024
	Eagle Materials, Inc.	110,765	24,843,482
	Eastman Chemical Co.	249,934	18,147,708
*	Ecovyst, Inc.	502,573	4,327,154
	Element Solutions, Inc.	1,422,000	33,559,200
	Ferroglobe PLC	411,917	1,742,409
*	Flotek Industries, Inc.	26,831	323,314
	FMC Corp.	363,768	14,201,503
	Fortitude Gold Corp.	179,751	632,724
	Friedman Industries, Inc.	62,791	951,912
#	Graphic Packaging Holding Co.	957,254	21,404,199
	Greif, Inc. (GEF US), Class A	152,719	9,686,966
	Greif, Inc. (GEF/B US), Class B	24,330	1,597,264
	Hawkins, Inc.	108,572	17,727,636
	HB Fuller Co.	242,736	13,641,763
	Hecla Mining Co.	2,742,754	15,743,408
	Huntsman Corp.	627,338	6,085,179
*	Idaho Strategic Resources, Inc.	6,181	101,368
*	Ingevity Corp.	148,796	6,218,185
	Innospec, Inc.	113,109	9,037,409
*	Intrepid Potash, Inc.	59,927	1,994,371
*	Ivanhoe Electric, Inc.	65,632	627,442
*	James Hardie Industries PLC	86,686	2,248,635
	Kaiser Aluminum Corp.	72,571	5,610,464
#*	Knife River Corp.	229,153	18,900,539
	Koppers Holdings, Inc.	94,934	3,119,531
	Kronos Worldwide, Inc.	247,811	1,325,789
*	Lifezone Metals Ltd.	17,185	75,786
	Louisiana-Pacific Corp.	311,982	28,206,293
*	LSB Industries, Inc.	323,316	2,499,233
#*	Magnera Corp.	46,039	573,186
	Materion Corp.	101,601	10,698,585
	Mativ Holdings, Inc.	160,347	1,061,497
*	McEwen, Inc.	99,891	1,014,893
	Mercer International, Inc.	226,643	840,846
*	Metallus, Inc.	239,705	3,787,339
	Minerals Technologies, Inc.	142,735	8,300,040
	Mosaic Co.	829,790	29,880,738
#*	MP Materials Corp.	430,645	26,484,667
	Myers Industries, Inc.	168,150	2,463,397
	NewMarket Corp.	31,625	21,726,375
		Shares	Value†
MATERIALS — (Continued)
	Nexa Resources SA	13,494	$65,311
	Northern Technologies International Corp.	41,625	320,513
*	O-I Glass, Inc.	667,459	8,683,642
	Olin Corp.	297,767	5,639,707
	Olympic Steel, Inc.	65,653	2,041,808
	Orion SA	240,917	2,336,895
*	Perimeter Solutions, Inc.	171,003	2,758,278
#	Quaker Chemical Corp.	66,938	7,659,046
#	Ramaco Resources, Inc. (METC US), Class A	134,982	2,746,884
#	Ramaco Resources, Inc. (METCB US), Class B	10,493	142,495
*	Ranpak Holdings Corp.	169,287	617,898
*	Rayonier Advanced Materials, Inc.	248,892	955,745
††	Resolute Forest Products, Inc.	595,780	158,656
	Royal Gold, Inc.	128,135	19,402,202
	Ryerson Holding Corp.	177,886	3,664,452
	Scotts Miracle-Gro Co.	130,226	8,159,961
	Sealed Air Corp.	479,256	14,027,823
	Sensient Technologies Corp.	190,352	21,374,626
	Silgan Holdings, Inc.	547,559	25,477,920
*	Smith-Midland Corp.	11,245	390,989
	Sonoco Products Co.	335,106	15,103,227
	Stepan Co.	113,248	5,749,601
	SunCoke Energy, Inc.	382,843	2,829,210
	Sylvamo Corp.	177,859	8,193,964
*	Tredegar Corp.	116,775	1,017,110
	TriMas Corp.	182,856	6,533,445
	Trinseo PLC	31,598	84,367
	Tronox Holdings PLC	554,012	1,767,298
	U.S. Lime & Minerals, Inc.	142,537	14,193,834
#	Warrior Met Coal, Inc.	177,608	9,125,499
	Westlake Corp.	9,658	765,879
	Worthington Steel, Inc.	228,237	6,965,793
TOTAL MATERIALS			862,983,243
REAL ESTATE — (0.5%)
*	AMREP Corp.	11,546	256,899
*	Anywhere Real Estate, Inc.	436,750	2,017,785
*	CKX Lands, Inc.	5,107	61,310
*	Compass, Inc., Class A	1,579,310	12,539,721

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Comstock Holding Cos., Inc.	22,045	$273,799
*	Cushman & Wakefield PLC	910,581	11,099,982
*	Douglas Elliman, Inc.	15,123	41,588
#	eXp World Holdings, Inc.	320,381	3,453,707
*	Five Point Holdings LLC, Class A	27,501	146,580
*	Forestar Group, Inc.	211,666	5,249,317
*	FRP Holdings, Inc.	163,020	4,303,728
*	Howard Hughes Holdings, Inc.	200,043	13,748,955
*	Jones Lang LaSalle, Inc.	7,314	1,977,413
*»	JW Mays, Inc.	200	7,994
	Kennedy-Wilson Holdings, Inc.	471,240	3,449,477
	Marcus & Millichap, Inc.	175,323	5,463,065
*	Maui Land & Pineapple Co., Inc.	88,134	1,499,159
	Newmark Group, Inc., Class A	635,013	9,633,147
*	RE/MAX Holdings, Inc., Class A	77,161	593,368
	RMR Group, Inc., Class A	63,995	1,027,760
*	Seaport Entertainment Group, Inc.	50,403	1,162,797
	St. Joe Co.	261,891	13,225,495
*	Star Holdings	6,852	49,266
*	Stratus Properties, Inc.	34,606	551,447
*	Tejon Ranch Co.	114,730	2,060,551
TOTAL REAL ESTATE			93,894,310
UTILITIES — (3.0%)
	AES Corp.	1,866,492	24,544,370
	ALLETE, Inc.	287,291	18,941,096
	American States Water Co.	172,913	12,724,668
	Artesian Resources Corp., Class A	65,554	2,140,338
	Avista Corp.	367,536	13,709,093
	Black Hills Corp.	288,167	16,650,289
	California Water Service Group	269,582	12,257,893
	Chesapeake Utilities Corp.	104,283	12,501,446
	Clearway Energy, Inc. (CWEN US), Class C	326,673	10,659,340
	Clearway Energy, Inc. (CWENA US), Class A	132,629	4,082,321
		Shares	Value†
UTILITIES — (Continued)
#	Consolidated Water Co. Ltd.	83,330	$2,424,070
	Essential Utilities, Inc.	312,372	11,495,289
	Genie Energy Ltd., Class B	165,724	3,367,512
	Global Water Resources, Inc.	36,122	344,965
	H2O America	151,392	7,310,720
*	Hallador Energy Co.	173,070	3,052,955
#*	Hawaiian Electric Industries, Inc.	467,580	5,012,457
#	IDACORP, Inc.	179,133	22,450,739
	MDU Resources Group, Inc.	738,124	12,732,639
#	MGE Energy, Inc.	181,066	15,379,746
	Middlesex Water Co.	81,060	4,182,696
*	Montauk Renewables, Inc.	208,759	453,007
	National Fuel Gas Co.	299,354	25,980,934
	New Jersey Resources Corp.	451,484	20,727,630
	Northwest Natural Holding Co.	163,048	6,508,876
	Northwestern Energy Group, Inc.	279,970	15,034,389
	OGE Energy Corp.	635,979	28,886,166
	ONE Gas, Inc.	248,975	18,100,482
	Ormat Technologies, Inc.	266,023	23,785,116
#	Otter Tail Corp.	227,261	17,540,004
	Pinnacle West Capital Corp.	273,755	24,807,678
	Portland General Electric Co.	436,179	17,935,680
*	Pure Cycle Corp.	102,327	1,002,805
	RGC Resources, Inc.	32,127	647,038
	Southwest Gas Holdings, Inc.	284,733	22,249,037
	Spire, Inc.	264,404	19,690,166
	TXNM Energy, Inc.	419,901	23,846,178
	UGI Corp.	663,694	24,012,449
	Unitil Corp.	98,840	5,098,167
	York Water Co.	105,403	3,189,495
TOTAL UTILITIES			515,459,939
TOTAL COMMON STOCKS			15,913,714,908
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*»	TurnOnGreen, Inc. Warrants 07/14/2028	90,960	118

U.S. Small Cap Portfolio
CONTINUED
	Shares	Value†

INFORMATION TECHNOLOGY — (0.0%)
*» M-Tron Industries, Inc. Warrants 03/11/2028	7,875	$14,175
TOTAL RIGHTS/WARRANTS		14,293
TOTAL INVESTMENT SECURITIES (Cost $10,598,276,046)		15,913,729,201

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	163,636,814	163,636,814
		Shares	Value†
SECURITIES LENDING COLLATERAL — (7.2%)
@§	The DFA Short Term Investment Fund	107,423,605	$1,242,568,837
TOTAL INVESTMENTS — (100.0%)
(Cost $12,004,399,833)^^			$17,319,934,852
As of July 31, 2025, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	513	09/19/25	$158,616,297	$163,499,513	$4,883,216
Total Futures Contracts			$158,616,297	$163,499,513	$4,883,216
As of July 31, 2025, the value of Rule 144A securities amounted to $2,584,896 or 0.0% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$412,078,800	$27,137	—	$412,105,937
Consumer Discretionary	2,290,937,942	—	—	2,290,937,942
Consumer Staples	712,174,042	298,333	—	712,472,375
Energy	718,148,485	—	—	718,148,485
Financials	3,363,098,149	118,985	—	3,363,217,134
Health Care	1,541,247,733	792,077	$925,197	1,542,965,007
Industrials	3,476,371,908	—	714	3,476,372,622
Information Technology	1,925,150,849	7,065	—	1,925,157,914
Materials	862,824,587	—	158,656	862,983,243
Real Estate	93,886,316	7,994	—	93,894,310
Utilities	515,459,939	—	—	515,459,939
Rights/Warrants
Industrials	—	118	—	118
Information Technology	—	14,175	—	14,175

U.S. Small Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$163,636,814	—	—	$163,636,814
Securities Lending Collateral	—	$1,242,568,837	—	1,242,568,837
Total Investments in Securities	$16,075,015,564	$1,243,834,721	$1,084,567˂˃	$17,319,934,852
Financial Instruments
Assets
Futures Contracts**	4,883,216	—	—	4,883,216
Total Financial Instruments	$4,883,216	—	—	$4,883,216
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.7%)
COMMUNICATION SERVICES — (3.4%)
#*	Advantage Solutions, Inc.	378,186	$518,115
#*	Altice USA, Inc., Class A	652,445	1,696,357
*	AMC Networks, Inc., Class A	114,087	683,381
*	Angi, Inc.	114,679	1,860,093
*	Anterix, Inc.	58,754	1,304,926
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	60,407	2,845,170
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	179,618	8,003,778
	ATN International, Inc.	62,785	1,076,763
*	Bandwidth, Inc., Class A	101,504	1,411,921
*	Boston Omaha Corp., Class A	107,467	1,445,431
*	Bumble, Inc., Class A	366,875	2,854,288
*	BuzzFeed, Inc.	23,783	51,609
#	Cable One, Inc.	18,175	2,326,037
*	Cargurus, Inc.	322,909	10,597,873
*	Cars.com, Inc.	230,352	2,964,630
#	Cinemark Holdings, Inc.	481,703	12,943,360
*	Cineverse Corp.	7,098	35,774
	CuriosityStream, Inc.	4,062	19,701
*	DHI Group, Inc.	91,327	242,930
*	DoubleVerify Holdings, Inc.	349,160	5,349,131
	Entravision Communications Corp., Class A	742,285	1,640,450
*	Eventbrite, Inc., Class A	181,781	443,546
*	EverQuote, Inc., Class A	68,108	1,674,776
*	EW Scripps Co., Class A	269,865	806,896
*	fuboTV, Inc.	583,002	2,320,348
*	Gaia, Inc.	50,148	210,622
*	Gambling.com Group Ltd.	86,356	912,783
#*	Gannett Co., Inc.	537,714	2,048,690
*	Globalstar, Inc.	104,703	2,459,473
*	Gogo, Inc.	299,852	4,755,653
	Gray Media, Inc.	315,825	1,424,371
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Gray Media, Inc., Class A	3,666	$39,043
	IDT Corp., Class B	172,046	10,135,230
#*	IMAX Corp.	213,810	5,514,160
*	Integral Ad Science Holding Corp.	322,770	2,646,714
	Iridium Communications, Inc.	224,814	5,498,950
	John Wiley & Sons, Inc. (WLY US), Class A	156,867	6,055,066
*	Liberty Global Ltd. (LBTYA US), Class A	317,300	3,179,346
*	Liberty Global Ltd. (LBTYK US), Class C	263,708	2,697,733
*	Liberty Latin America Ltd. (LILA US), Class A	126,483	891,705
*	Liberty Latin America Ltd. (LILAK US), Class C	665,774	4,753,626
*	LICT Corp.	0	7,524
*	Lionsgate Studios Corp.	67,497	399,582
*	Lumen Technologies, Inc.	2,604,725	11,591,026
*»	Machten, Inc.	97	776
*	Madison Square Garden Entertainment Corp.	127,715	4,826,350
*	Madison Square Garden Sports Corp.	31,873	6,441,533
*	Magnite, Inc.	365,060	8,400,031
	Marcus Corp.	92,767	1,518,596
*	MediaAlpha, Inc., Class A	18,984	190,220
	National CineMedia, Inc.	78,955	379,774
	Nexstar Media Group, Inc.	22,747	4,256,191
*	Nextdoor Holdings, Inc.	105,300	184,275
*»	Pegasus Cos., Inc.	41	1,189
*	PSQ Holdings, Inc.	25,086	51,175
*	PubMatic, Inc., Class A	143,821	1,727,290
*	QuinStreet, Inc.	209,713	3,441,390

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Reading International, Inc. (RDI US), Class A	71,453	$95,033
*»	Reading International, Inc. (RDIB US), Class B	11,620	112,133
*	Reservoir Media, Inc.	66,709	529,669
	Saga Communications, Inc., Class A	22,689	285,881
	Scholastic Corp.	92,170	2,273,834
	Shenandoah Telecommunications Co.	218,924	3,213,804
#	Shutterstock, Inc.	133,369	2,555,350
	Sinclair, Inc.	139,528	2,017,575
#*	Sphere Entertainment Co.	107,319	4,620,083
	Spok Holdings, Inc.	74,636	1,368,824
*	Stagwell, Inc.	370,504	2,122,988
*	Starz Entertainment Corp.	4,499	65,460
*	Teads Holding Co.	108,398	274,247
*	TechTarget, Inc.	180,160	1,304,358
	TEGNA, Inc.	662,007	11,055,517
	Telephone & Data Systems, Inc.	323,776	12,640,215
*	Thryv Holdings, Inc.	93,494	1,230,381
	Townsquare Media, Inc., Class A	14,233	98,065
*	Travelzoo	48,348	482,997
*	TripAdvisor, Inc.	445,802	7,797,077
*	TrueCar, Inc.	486,422	890,152
*	U.S. Cellular Corp.	54,274	3,958,203
*	Urban One, Inc. (UONEK US)	57,956	37,816
*	Vimeo, Inc.	543,190	2,058,690
#*	Vivid Seats, Inc., Class A	20,876	32,358
*	WideOpenWest, Inc.	26,083	87,900
*	Yelp, Inc.	235,883	8,121,452
*	Zedge, Inc., Class B	24,863	99,949
*	Ziff Davis, Inc.	125,764	3,913,776
*	ZoomInfo Technologies, Inc.	499,676	5,411,491
TOTAL COMMUNICATION SERVICES			240,512,649
CONSUMER DISCRETIONARY — (12.7%)
#*	1-800-Flowers.com, Inc., Class A	160,710	949,796
*	1stdibs.com, Inc.	15,412	42,537
*	Abercrombie & Fitch Co., Class A	118,570	11,385,091
#	Academy Sports & Outdoors, Inc.	198,928	10,103,553
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Accel Entertainment, Inc.	225,559	$2,900,689
#	Acushnet Holdings Corp.	173,998	13,853,721
*	Adient PLC	324,437	6,955,929
*	Adtalem Global Education, Inc.	268,742	30,709,148
#	Advance Auto Parts, Inc.	209,071	11,095,398
#*	Allbirds, Inc., Class A	3,641	36,701
	A-Mark Precious Metals, Inc.	90,666	1,929,372
	AMCON Distributing Co.	5,890	647,841
*	American Axle & Manufacturing Holdings, Inc.	413,482	1,839,995
#	American Eagle Outfitters, Inc.	641,983	6,933,416
*	American Outdoor Brands, Inc.	51,578	485,349
*	American Public Education, Inc.	68,159	2,012,054
#*	America's Car-Mart, Inc.	30,423	1,370,252
*	Arhaus, Inc.	94,926	831,552
*	Ark Restaurants Corp.	33,977	292,202
	Arko Corp.	166,089	692,591
*	Asbury Automotive Group, Inc.	35,385	7,859,716
#*	Bally's Corp.	7,282	67,577
*	Barnes & Noble Education, Inc.	8,555	75,541
	Bassett Furniture Industries, Inc.	77,182	1,221,019
*	Beazer Homes USA, Inc.	81,581	1,917,154
#*	Beyond, Inc.	182,536	1,633,697
*	Biglari Holdings, Inc. (BH US), Class B	7,406	2,283,418
*	Biglari Holdings, Inc. (BH/A US), Class A	621	922,806
*	BJ's Restaurants, Inc.	98,449	3,488,048
	Bloomin' Brands, Inc.	355,313	3,236,901
*	Boot Barn Holdings, Inc.	82,009	14,097,347
*	Brinker International, Inc.	92,740	14,615,824
	Brunswick Corp.	114,657	6,683,357
	Buckle, Inc.	198,584	9,804,092
#	Build-A-Bear Workshop, Inc.	48,628	2,465,926
	Caleres, Inc.	166,991	2,292,786
	Camping World Holdings, Inc., Class A	185,169	2,562,739

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Canterbury Park Holding Corp.	10,905	$203,051
*	Capri Holdings Ltd.	234,084	4,257,988
	Carriage Services, Inc.	147,014	6,603,869
	Carter's, Inc.	141,409	3,427,754
	Cato Corp., Class A	96,752	272,841
*	Cavco Industries, Inc.	32,957	13,303,752
	Century Communities, Inc.	144,153	8,114,372
*	Champion Homes, Inc.	99,824	6,079,282
#	Cheesecake Factory, Inc.	141,078	9,016,295
*	Citi Trends, Inc.	66,895	2,041,635
	Clarus Corp.	6,400	23,040
	Columbia Sportswear Co.	97,794	5,532,207
*	ContextLogic, Inc., Class A	10,328	77,357
*	Cooper-Standard Holdings, Inc.	66,302	1,597,878
*	Coursera, Inc.	371,047	4,690,034
#	Cracker Barrel Old Country Store, Inc.	66,597	4,129,014
	Cricut, Inc., Class A	60,791	297,876
	Crown Crafts, Inc.	12,250	34,178
*	Culp, Inc.	149,674	636,115
	Dana, Inc.	511,292	8,139,769
#*	Dave & Buster's Entertainment, Inc.	153,701	4,494,217
*	Denny's Corp.	198,773	739,436
#	Designer Brands, Inc., Class A	145,795	411,142
#*	Destination XL Group, Inc.	168,234	218,704
#	Dine Brands Global, Inc.	53,700	1,214,157
*	Dorman Products, Inc.	106,859	12,889,333
#*	Dream Finders Homes, Inc., Class A	62,543	1,583,589
*	Duluth Holdings, Inc., Class B	20,013	42,027
*	Educational Development Corp.	3,317	4,478
*	El Pollo Loco Holdings, Inc.	159,414	1,641,964
	Escalade, Inc.	64,621	794,192
	Ethan Allen Interiors, Inc.	211,034	6,282,482
#*	European Wax Center, Inc., Class A	93,666	438,357
*	Figs, Inc., Class A	521,601	3,390,407
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	First Watch Restaurant Group, Inc.	149,074	$2,577,489
	Flanigan's Enterprises, Inc.	21,539	689,248
	Flexsteel Industries, Inc.	21,164	719,788
*	Foot Locker, Inc.	331,562	8,302,313
*	Fox Factory Holding Corp.	75,433	2,290,900
*	Frontdoor, Inc.	190,409	11,138,927
#*	Full House Resorts, Inc.	29,198	133,727
*	Funko, Inc., Class A	188,296	723,057
	Garrett Motion, Inc.	534,959	6,975,865
*	Genesco, Inc.	40,011	962,665
	Gentex Corp.	193,652	5,116,286
*	Gentherm, Inc.	115,561	3,702,574
*	G-III Apparel Group Ltd.	295,525	6,974,390
*	Global Business Travel Group I	280,463	1,803,377
	Golden Entertainment, Inc.	7,760	218,211
*	Goodyear Tire & Rubber Co.	996,254	10,241,491
	Graham Holdings Co., Class B	12,505	11,932,021
*	Grand Canyon Education, Inc.	43,701	7,369,300
*	Green Brick Partners, Inc.	161,749	10,018,733
#*	Groupon, Inc.	57,243	1,765,374
*	GrowGeneration Corp.	42,857	42,214
	Guess?, Inc.	317,970	4,133,610
	Hamilton Beach Brands Holding Co., Class A	49,346	768,317
*	Hanesbrands, Inc.	913,064	3,734,432
	Harley-Davidson, Inc.	309,113	7,520,719
	Haverty Furniture Cos., Inc. (HVT US)	95,559	1,971,382
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	18,389	380,101
*	Helen of Troy Ltd.	79,864	1,755,411
*	Hilton Grand Vacations, Inc.	179,691	8,053,751
*	Holley, Inc.	52,405	109,002
#	Hooker Furnishings Corp.	40,052	378,491
*	Hovnanian Enterprises, Inc., Class A	18,665	2,229,908

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Inspired Entertainment, Inc.	29,576	$266,480
#	Installed Building Products, Inc.	46,046	9,314,645
#	J Jill, Inc.	53,605	840,526
#	Jack in the Box, Inc.	29,850	588,045
	JAKKS Pacific, Inc.	24,384	431,841
	Jerash Holdings U.S., Inc.	7,541	25,413
	Johnson Outdoors, Inc., Class A	63,311	2,101,925
#	Kohl's Corp.	388,992	4,216,673
	Kontoor Brands, Inc.	205,389	11,431,952
*	Koss Corp.	4,843	25,571
#	Krispy Kreme, Inc.	302,670	1,095,665
#*	Kura Sushi USA, Inc., Class A	30,634	2,687,827
	Lakeland Industries, Inc.	35,035	487,337
#*	Lands' End, Inc.	116,131	1,362,217
*	Latham Group, Inc.	96,771	656,107
*	Laureate Education, Inc.	774,687	17,507,926
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	165,186	5,941,740
	LCI Industries	80,932	7,688,540
	Lear Corp.	46,307	4,366,287
#*††	Lear Corp.	498,411	0
*	Legacy Housing Corp.	47,186	1,056,023
	Leggett & Platt, Inc.	303,117	2,894,767
*	LGI Homes, Inc.	91,195	4,857,958
	Lifetime Brands, Inc.	90,396	397,742
*	Lincoln Educational Services Corp.	92,730	2,120,735
*	Lindblad Expeditions Holdings, Inc.	48,865	583,937
*	Live Ventures, Inc.	6,057	92,793
*	Lovesac Co.	52,794	950,820
*	M/I Homes, Inc.	98,626	11,853,859
#	Macy's, Inc.	932,323	11,775,240
*	Malibu Boats, Inc., Class A	70,666	2,353,884
	Marine Products Corp.	158,707	1,363,293
*	MarineMax, Inc.	81,932	1,858,218
	Marriott Vacations Worldwide Corp.	106,162	7,905,884
#*	MasterCraft Boat Holdings, Inc.	59,196	1,144,851
	Matthews International Corp., Class A	71,934	1,689,730
*	Mister Car Wash, Inc.	441,705	2,550,846
*	Modine Manufacturing Co.	81,253	10,933,404
	Monarch Casino & Resort, Inc.	27,353	2,816,265
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Monro, Inc.	104,652	$1,475,070
*	Motorcar Parts of America, Inc.	76,249	790,702
	Movado Group, Inc.	58,101	901,147
	Nathan's Famous, Inc.	40,149	3,814,155
#*	National Vision Holdings, Inc.	287,861	6,983,508
	Newell Brands, Inc.	1,335,283	7,490,938
»	Nobility Homes, Inc.	2,100	54,810
*	ODP Corp.	221,626	3,953,808
	OneSpaWorld Holdings Ltd.	379,420	8,392,770
#*	OneWater Marine, Inc., Class A	46,404	711,837
#*	Outdoor Holding Co.	32,934	38,862
#	Oxford Industries, Inc.	54,773	2,091,233
#	Papa John's International, Inc.	83,498	3,541,150
#	Patrick Industries, Inc.	123,089	11,969,174
*	Penn Entertainment, Inc.	51,671	933,178
	Perdoceo Education Corp.	410,255	11,807,139
*	Petco Health & Wellness Co., Inc.	489,273	1,472,712
*	PetMed Express, Inc.	8,499	26,517
	Phinia, Inc.	93,811	4,756,218
#	Polaris, Inc.	97,408	5,153,857
#*	Portillo's, Inc., Class A	189,677	1,889,183
*	Potbelly Corp.	112,376	1,351,883
*	Pursuit Attractions & Hospitality, Inc.	50,350	1,522,584
	PVH Corp.	100,717	7,394,642
*	QuantumScape Corp.	1,213,742	10,438,181
*	Rave Restaurant Group, Inc.	23,757	71,509
	RCI Hospitality Holdings, Inc.	32,826	1,176,156
*	Revolve Group, Inc.	120,739	2,505,334
#*	RH	37,899	7,792,792
	Rocky Brands, Inc.	33,594	878,819
*	Rush Street Interactive, Inc.	148,350	2,990,736
*	Sabre Corp.	877,767	2,659,634
#*	Sally Beauty Holdings, Inc.	307,138	2,991,524
#*	Savers Value Village, Inc.	83,549	869,745
*	Shake Shack, Inc., Class A	62,894	7,568,664
	Shoe Carnival, Inc.	99,083	2,027,238
#	Signet Jewelers Ltd.	151,527	11,985,786
#*	Sleep Number Corp.	32,481	238,086
	Smith & Wesson Brands, Inc.	247,837	1,970,304

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Soho House & Co., Inc.	23,519	$149,346
#	Sonic Automotive, Inc., Class A	121,640	8,800,654
*	Sonos, Inc.	368,755	3,986,242
*	Sportsman's Warehouse Holdings, Inc.	17,747	59,807
	Standard Motor Products, Inc.	110,392	3,351,501
	Steven Madden Ltd.	193,779	4,651,665
#*	Stitch Fix, Inc., Class A	328,346	1,553,077
*	Stoneridge, Inc.	188,193	1,449,086
	Strategic Education, Inc.	92,195	6,835,798
*	Strattec Security Corp.	15,348	973,984
*	Stride, Inc.	76,116	9,760,355
	Sturm Ruger & Co., Inc.	23,260	794,562
	Superior Group of Cos., Inc.	80,997	781,621
#*	Sweetgreen, Inc., Class A	220,857	2,844,638
*	Target Hospitality Corp.	114,036	865,533
#	Thor Industries, Inc.	95,589	8,697,643
*	Tile Shop Holdings, Inc.	170,353	1,074,927
#*	Tilly's, Inc., Class A	92,704	165,940
*	Topgolf Callaway Brands Corp.	686,136	6,346,758
	Travel & Leisure Co.	262,595	15,558,754
*	Tri Pointe Homes, Inc.	528,036	16,263,509
*	Udemy, Inc.	10,169	77,386
*	Under Armour, Inc. (UA US), Class C	593,097	3,736,511
#*	Under Armour, Inc. (UAA US), Class A	526,459	3,495,688
*	Unifi, Inc.	69,120	313,805
#*	United Parks & Resorts, Inc.	145,146	6,869,760
*	Universal Electronics, Inc.	50,250	305,018
*	Universal Technical Institute, Inc.	196,423	6,328,749
	Upbound Group, Inc.	220,634	4,552,783
*	Valvoline, Inc.	274,745	9,684,761
*	Vera Bradley, Inc.	115,625	223,156
	VF Corp.	156,271	1,831,496
*	Victoria's Secret & Co.	242,096	4,551,405
*	Visteon Corp.	65,123	7,238,421
*	Warby Parker, Inc., Class A	268,895	6,440,035
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Wendy's Co.	491,932	$4,845,530
	Weyco Group, Inc.	55,992	1,628,247
#	Whirlpool Corp.	87,052	7,228,798
#	Winmark Corp.	29,230	11,031,987
	Winnebago Industries, Inc.	102,293	3,040,148
#	Wolverine World Wide, Inc.	85,784	1,937,003
#*Ω	XPEL, Inc.	55,579	1,816,878
*	YETI Holdings, Inc.	247,680	9,099,763
*	Zumiez, Inc.	68,996	945,935
TOTAL CONSUMER DISCRETIONARY			894,758,215
CONSUMER STAPLES — (3.5%)
	Alico, Inc.	54,009	1,743,411
	Andersons, Inc.	125,889	4,521,933
#	B&G Foods, Inc.	238,627	978,371
*	Boston Beer Co., Inc. , Class A	25,076	5,192,738
*	Bridgford Foods Corp.	72,953	555,172
	Calavo Growers, Inc.	66,899	1,759,444
	Cal-Maine Foods, Inc.	74,170	8,243,254
#*	Central Garden & Pet Co. (CENT US)	44,514	1,736,936
*	Central Garden & Pet Co. (CENTA US), Class A	266,190	9,455,069
#*	Chefs' Warehouse, Inc.	149,808	10,270,836
*	Coty, Inc., Class A	1,349,825	6,546,651
*	Darling Ingredients, Inc.	17,236	558,102
	Dole PLC	95,363	1,357,969
	Edgewell Personal Care Co.	248,427	6,267,813
#	Energizer Holdings, Inc.	159,495	3,591,827
*	FitLife Brands, Inc.	1,711	21,388
	Flowers Foods, Inc.	501,868	7,954,608
#*	Forafric Global PLC	5,000	38,950
	Fresh Del Monte Produce, Inc.	177,968	6,689,817
*	Freshpet, Inc.	72,802	4,973,833
*	Grocery Outlet Holding Corp.	240,093	3,162,025
*	Hain Celestial Group, Inc.	97,465	153,020
*	Herbalife Ltd.	224,279	2,063,367
*	Honest Co., Inc.	323,310	1,490,459
	Ingles Markets, Inc., Class A	55,221	3,475,058
#	Interparfums, Inc.	78,552	9,473,371
	J&J Snack Foods Corp.	52,850	5,966,237

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	John B Sanfilippo & Son, Inc.	33,735	$2,135,763
*	Laird Superfood, Inc.	1,657	11,516
#	Lifevantage Corp.	42,829	537,504
*	Lifeway Foods, Inc.	37,966	957,503
	Limoneira Co.	63,056	925,662
#*	Mama's Creations, Inc.	102,941	850,293
	Marzetti Co.	25,027	4,448,800
*	Medifast, Inc.	38,498	530,117
	MGP Ingredients, Inc.	80,396	2,273,599
*	Mission Produce, Inc.	203,749	2,514,263
*	National Beverage Corp.	106,595	4,884,183
*	Natural Alternatives International, Inc.	67,137	245,050
#	Natural Grocers by Vitamin Cottage, Inc.	93,669	3,549,118
*	Nature's Sunshine Products, Inc.	140,395	1,966,934
	Nu Skin Enterprises, Inc., Class A	77,588	650,187
	Oil-Dri Corp. of America	108,175	6,101,070
#*	Olaplex Holdings, Inc.	72,254	100,433
	PriceSmart, Inc.	117,343	12,614,372
	Reynolds Consumer Products, Inc.	123,449	2,776,368
*	Rocky Mountain Chocolate Factory, Inc.	65,289	108,380
	Seaboard Corp.	1,615	5,114,996
*	Seneca Foods Corp. (SENEA US), Class A	40,165	4,206,480
*»	Seneca Foods Corp. (SENEB US), Class B	11,120	1,186,504
#*	Simply Good Foods Co.	247,398	7,535,743
	SpartanNash Co.	44,015	1,168,158
	Spectrum Brands Holdings, Inc.	10,611	567,795
#	Tootsie Roll Industries, Inc.	159,834	6,062,504
*	TreeHouse Foods, Inc.	189,004	3,632,657
	Turning Point Brands, Inc.	88,044	7,302,369
*	United Natural Foods, Inc.	180,305	4,983,630
	United-Guardian, Inc.	32,274	256,578
	Universal Corp.	106,477	5,799,802
*	USANA Health Sciences, Inc.	47,159	1,386,003
	Utz Brands, Inc.	182,382	2,376,437
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Village Super Market, Inc., Class A	60,778	$2,090,763
*	Vita Coco Co., Inc.	128,748	4,539,654
*	Vital Farms, Inc.	168,689	6,275,231
	WD-40 Co.	47,334	10,148,410
	Weis Markets, Inc.	189,601	13,729,008
*	Willamette Valley Vineyards, Inc.	3,868	18,721
#	WK Kellogg Co.	176,606	4,070,768
#*	Zevia PBC, Class A	88,931	275,686
TOTAL CONSUMER STAPLES			249,150,671
ENERGY — (5.0%)
*	Amplify Energy Corp.	148,876	565,729
	Archrock, Inc.	672,069	15,699,532
	Ardmore Shipping Corp.	149,589	1,627,528
	Aris Water Solutions, Inc., Class A	42,231	898,253
#	Atlas Energy Solutions, Inc.	67,691	879,983
	Berry Corp.	289,552	874,447
*	Bristow Group, Inc.	110,221	3,810,340
	Cactus, Inc., Class A	129,805	5,492,050
	California Resources Corp.	167,400	8,065,332
#*	Centrus Energy Corp., Class A	64,228	13,834,711
	Civitas Resources, Inc.	127,593	3,873,723
*	Clean Energy Fuels Corp.	769,816	1,562,726
*	CNX Resources Corp.	310,935	9,424,440
*	Comstock, Inc.	8,699	28,533
#	Core Laboratories, Inc.	101,432	1,109,666
	Core Natural Resources, Inc.	176,910	13,057,727
	Crescent Energy Co., Class A	614,874	5,681,436
#	CVR Energy, Inc.	318,123	8,519,334
	Delek U.S. Holdings, Inc.	92,199	2,062,492
	DHT Holdings, Inc.	609,411	6,758,368
*	DMC Global, Inc.	77,653	628,213
	Dorian LPG Ltd.	157,041	4,521,210
#*	Encore Energy Corp.	90,770	239,633
#	Energy Services of America Corp.	56,923	622,168
	Epsilon Energy Ltd.	42,044	262,775
	Evolution Petroleum Corp.	126,331	610,179
	Excelerate Energy, Inc., Class A	74,396	1,909,001

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Expro Group Holdings NV	335,644	$3,618,242
*	Forum Energy Technologies, Inc.	25,820	508,912
	FutureFuel Corp.	98,304	398,131
#*	Geospace Technologies Corp.	106,860	1,732,201
	Granite Ridge Resources, Inc.	76,474	396,900
*	Green Plains, Inc.	178,169	1,473,458
*	Gulf Island Fabrication, Inc.	64,942	436,410
*	Gulfport Energy Corp.	67,786	11,803,576
*	Helix Energy Solutions Group, Inc.	647,249	3,838,187
#	Helmerich & Payne, Inc.	233,292	3,781,663
*	Innovex International, Inc.	218,822	3,593,057
	International Seaways, Inc.	181,677	7,248,912
*	KLX Energy Services Holdings, Inc.	3,190	5,710
	Kodiak Gas Services, Inc.	206,963	6,691,114
#*	Kosmos Energy Ltd.	753,617	1,620,277
	Liberty Energy, Inc.	656,221	8,097,767
	Magnolia Oil & Gas Corp., Class A	364,653	8,686,034
*	Mammoth Energy Services, Inc.	113,681	295,571
	Mexco Energy Corp.	1,906	15,725
*	MIND Technology, Inc.	4,943	46,711
	Murphy Oil Corp.	316,347	7,848,569
*	Nabors Industries Ltd.	24,344	846,684
	NACCO Industries, Inc., Class A	39,573	1,500,608
*	National Energy Services Reunited Corp.	1,503	10,025
*	Natural Gas Services Group, Inc.	75,130	1,809,882
#*††	Next Bridge Hydrocarbons, Inc.	18,077	0
#	Noble Corp. PLC	267,750	7,178,377
	Nordic American Tankers Ltd.	748,030	2,087,004
#	Northern Oil & Gas, Inc.	238,874	6,726,692
	NOV, Inc.	190,966	2,402,352
*	Oceaneering International, Inc.	370,418	8,038,071
*	Oil States International, Inc.	229,579	1,145,599
*	Par Pacific Holdings, Inc.	227,036	7,124,390
		Shares	Value†
ENERGY — (Continued)
	Patterson-UTI Energy, Inc.	934,119	$5,520,643
	PBF Energy, Inc., Class A	226,463	5,118,064
	Peabody Energy Corp.	370,352	5,981,185
*	PrimeEnergy Resources Corp.	3,307	557,461
*	ProPetro Holding Corp.	362,455	1,942,759
	Ranger Energy Services, Inc., Class A	54,402	728,443
*	REX American Resources Corp.	87,520	4,575,546
	Riley Exploration Permian, Inc.	24,991	655,764
#	RPC, Inc.	819,490	3,810,629
	SandRidge Energy, Inc.	51,951	539,771
	Scorpio Tankers, Inc.	181,045	8,185,044
*	SEACOR Marine Holdings, Inc.	100,599	502,995
*	Seadrill Ltd.	217,211	6,333,873
	Select Water Solutions, Inc.	392,922	3,783,839
	SFL Corp. Ltd.	662,419	6,081,006
	Sitio Royalties Corp., Class A	234,924	4,268,569
	SM Energy Co.	255,910	7,060,557
	Smart Sand, Inc.	128,306	261,744
#	Solaris Energy Infrastructure, Inc.	110,953	3,624,835
*††	Strongbridge Biopharma	9,014	0
*	Talos Energy, Inc.	570,591	4,878,553
	Teekay Corp. Ltd.	307,694	2,215,397
	Teekay Tankers Ltd., Class A	109,972	4,657,314
*	TETRA Technologies, Inc.	462,608	1,896,693
*	Tidewater, Inc.	182,186	9,111,122
*	TOP Ships, Inc.	4,756	27,442
#*	Transocean Ltd.	1,337,582	3,905,739
#*	Uranium Energy Corp.	927,715	8,043,289
	VAALCO Energy, Inc.	75,120	279,446
*	Valaris Ltd.	116,824	5,681,151
#*	Vital Energy, Inc.	93,530	1,748,076
#	Vitesse Energy, Inc.	70,515	1,687,424
	Weatherford International PLC	118,052	6,675,841
	World Kinect Corp.	355,527	9,695,221
TOTAL ENERGY			353,661,775
FINANCIALS — (21.2%)
	1st Source Corp.	151,558	9,066,200

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Acacia Research Corp.	139,341	$493,267
	Acadian Asset Management, Inc.	191,279	7,993,549
	ACNB Corp.	31,959	1,345,474
	Affinity Bancshares, Inc.	1,853	35,207
	Alerus Financial Corp.	86,759	1,834,085
*	AlTi Global, Inc.	15,941	65,199
	Amalgamated Financial Corp.	116,716	3,383,597
*	Ambac Financial Group, Inc.	174,221	1,463,456
	Amerant Bancorp, Inc.	83,511	1,611,762
	American Coastal Insurance Corp.	58,473	608,704
	Ameris Bancorp	221,925	15,168,574
	AMERISAFE, Inc.	114,282	5,117,548
	AmeriServ Financial, Inc.	111,291	312,728
	Ames National Corp.	33,107	597,581
	Arrow Financial Corp.	130,297	3,491,960
	Artisan Partners Asset Management, Inc., Class A	297,594	13,466,128
	Associated Banc-Corp.	495,112	12,249,071
	Associated Capital Group, Inc., Class A	10,258	379,751
	Assured Guaranty Ltd.	76,934	6,507,078
	Atlantic American Corp.	7,131	16,330
	Atlantic Union Bankshares Corp.	531,156	16,837,645
*	Atlanticus Holdings Corp.	99,980	4,962,007
	Auburn National BanCorp, Inc.	12,735	356,071
*	AvidXchange Holdings, Inc.	769,133	7,583,651
*	Axos Financial, Inc.	207,582	17,924,706
#*	Baldwin Insurance Group, Inc.	145,669	5,366,446
#	Banc of California, Inc.	236,422	3,432,847
	BancFirst Corp.	197,464	24,588,217
*	Bancorp, Inc.	296,459	18,724,350
	Bank First Corp.	11,570	1,374,747
	Bank of Hawaii Corp.	93,210	5,767,835
	Bank of Marin Bancorp	61,270	1,387,766
	Bank of NT Butterfield & Son Ltd.	205,162	9,336,923
		Shares	Value†
FINANCIALS — (Continued)
	Bank7 Corp.	13,854	$613,594
	BankFinancial Corp.	49,535	550,829
	BankUnited, Inc.	258,267	9,418,997
	Bankwell Financial Group, Inc.	29,823	1,189,938
	Banner Corp.	169,519	10,522,892
	Bar Harbor Bankshares	66,147	1,920,909
	BayCom Corp.	48,814	1,318,466
	BCB Bancorp, Inc.	102,817	859,550
	Berkshire Hills Bancorp, Inc.	162,789	4,011,121
	BGC Group, Inc., Class A	1,011,255	9,374,334
*	Blue Foundry Bancorp	82,442	704,879
*	Blue Ridge Bankshares, Inc.	24,627	90,381
	Bread Financial Holdings, Inc.	193,285	11,848,370
	Bridge Investment Group Holdings, Inc., Class A	19,981	204,605
*	Bridgewater Bancshares, Inc.	48,264	750,988
*	Brighthouse Financial, Inc.	158,784	7,597,814
	Brookline Bancorp, Inc.	305,972	3,157,631
	Burke & Herbert Financial Services Corp.	30,244	1,753,850
	Business First Bancshares, Inc.	77,722	1,845,898
*	BV Financial, Inc.	7,875	123,165
	Byline Bancorp, Inc.	174,822	4,597,819
	C&F Financial Corp.	13,400	855,590
*	California BanCorp	12,528	187,795
»	California First Leasing Corp.	5,329	103,383
	Camden National Corp.	86,832	3,274,435
*	Cantaloupe, Inc.	239,437	2,650,568
	Capital Bancorp, Inc.	27,364	861,419
	Capital City Bank Group, Inc.	96,546	3,822,256
	Capitol Federal Financial, Inc.	517,943	3,118,017
*	Carter Bankshares, Inc.	78,996	1,372,950
	Cass Information Systems, Inc.	74,931	2,997,989
	Cathay General Bancorp	202,660	9,164,285
	CB Financial Services, Inc.	2,538	80,340

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Central Pacific Financial Corp.	99,333	$2,648,218
	CF Bankshares, Inc.	2,073	48,923
	Chemung Financial Corp.	12,938	654,663
	ChoiceOne Financial Services, Inc.	11,693	343,774
	Citizens & Northern Corp.	42,511	808,559
	Citizens Community Bancorp, Inc.	13,176	194,214
	Citizens Financial Services, Inc.	484	25,986
#*	Citizens, Inc.	84,504	322,805
	City Holding Co.	77,870	9,507,927
	Civista Bancshares, Inc.	53,449	1,040,652
	CNB Financial Corp.	127,603	2,928,489
	CNO Financial Group, Inc.	95,064	3,502,158
*	Coastal Financial Corp.	56,774	5,461,659
	Cohen & Steers, Inc.	107,799	7,929,694
	Colony Bankcorp, Inc.	32,655	535,215
	Columbia Banking System, Inc.	19,785	470,883
*	Columbia Financial, Inc.	199,834	2,875,611
	Community Financial System, Inc.	119,194	6,281,524
	Community Trust Bancorp, Inc.	124,853	6,739,565
	Community West Bancshares	70,189	1,351,138
	ConnectOne Bancorp, Inc.	184,875	4,257,671
*	Consumer Portfolio Services, Inc.	122,735	969,607
	Crawford & Co. (CRD/A US), Class A	222,450	2,128,847
	Crawford & Co. (CRD/B US), Class B	25,338	233,363
*	Customers Bancorp, Inc.	116,315	7,415,081
	CVB Financial Corp.	319,880	5,978,557
*	Dave, Inc.	29,298	6,908,468
	Diamond Hill Investment Group, Inc.	9,475	1,284,526
	DigitalBridge Group, Inc.	446,476	4,795,152
	Dime Community Bancshares, Inc.	165,560	4,587,668
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc. (DGICA US), Class A	90,740	$1,556,191
	Donegal Group, Inc. (DGICB US), Class B	34,951	541,741
*	Donnelley Financial Solutions, Inc.	101,774	5,389,951
	Eagle Bancorp Montana, Inc.	8,220	132,506
	Eagle Bancorp, Inc.	106,503	1,713,633
#	Eastern Bankshares, Inc.	280,150	4,328,317
*	eHealth, Inc.	83,231	282,985
	Employers Holdings, Inc.	142,704	5,890,821
*	Encore Capital Group, Inc.	179,737	6,628,701
*	Enova International, Inc.	212,755	22,245,663
	Enterprise Financial Services Corp.	155,839	8,600,754
	Equity Bancshares, Inc., Class A	64,039	2,406,586
	Esquire Financial Holdings, Inc.	29,823	2,859,429
*	Euronet Worldwide, Inc.	37,074	3,602,851
	EVERTEC, Inc.	234,245	8,467,957
#*	EZCORP, Inc., Class A	199,511	2,856,998
	F&G Annuities & Life, Inc.	14,849	473,832
	Farmers & Merchants Bancorp, Inc.	12,020	288,600
	Farmers National Banc Corp.	142,217	1,925,618
	FB Financial Corp.	164,733	8,032,381
	Federal Agricultural Mortgage Corp. (AGM US), Class C	49,011	8,443,125
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	4,200	537,600
	Federated Hermes, Inc.	236,300	11,713,391
	Fidelis Insurance Holdings Ltd.	97,219	1,468,979
	Fidelity D&D Bancorp, Inc.	657	26,569
*	Finance of America Cos., Inc., Class A	3,052	65,710
	Financial Institutions, Inc.	73,038	1,861,739
	Finward Bancorp	340	9,428
*	Finwise Bancorp	9,592	171,409

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First BanCorp	1,346,667	$28,051,074
	First Bancorp, Inc.	70,138	1,768,179
	First Bancorp/Southern Pines NC	152,903	7,658,911
	First Bank	74,565	1,111,019
	First Busey Corp.	329,531	7,355,132
	First Business Financial Services, Inc.	40,065	1,907,895
	First Capital, Inc.	977	34,703
	First Commonwealth Financial Corp.	570,127	9,412,797
	First Community Bankshares, Inc.	99,265	3,623,172
	First Community Corp.	16,919	419,168
	First Financial Bancorp	435,419	10,554,557
	First Financial Corp.	75,401	4,037,724
*»	First Financial Northwest, Inc.	56,022	67,226
*	First Foundation, Inc.	244,058	1,188,562
	First Hawaiian, Inc.	293,895	7,126,954
	First Internet Bancorp	39,654	869,612
	First Interstate BancSystem, Inc., Class A	260,977	7,513,528
	First Merchants Corp.	233,899	8,916,230
	First Mid Bancshares, Inc.	76,117	2,890,162
#	First National Corp.	2,861	61,798
	First Northwest Bancorp	21,093	161,361
	First Savings Financial Group, Inc.	2,484	63,541
	First United Corp.	25,156	826,878
*	First Western Financial, Inc.	13,211	285,952
*	Firstsun Capital Bancorp	12,058	428,662
	Five Star Bancorp	35,494	1,068,014
	Flagstar Financial, Inc.	582,797	6,579,778
	Flushing Financial Corp.	128,877	1,545,235
*	Flywire Corp.	325,872	3,548,746
	Franklin Financial Services Corp.	1,419	57,044
	FS Bancorp, Inc.	41,320	1,615,199
	Fulton Financial Corp.	677,461	12,160,425
*	FVCBankcorp, Inc.	9,563	122,502
*	GBank Financial Holdings, Inc.	2,958	111,029
	GCM Grosvenor, Inc., Class A	106,494	1,255,564
		Shares	Value†
FINANCIALS — (Continued)
*	Genworth Financial, Inc.	1,730,073	$13,598,374
	German American Bancorp, Inc.	132,569	5,093,301
	Glacier Bancorp, Inc.	68,705	3,011,340
*	GoHealth, Inc., Class A	4,265	26,144
#	Goosehead Insurance, Inc., Class A	92,270	8,388,266
	Great Southern Bancorp, Inc.	91,758	5,224,701
*	Green Dot Corp., Class A	242,513	2,454,232
	Greene County Bancorp, Inc.	2,096	49,654
*	Greenlight Capital Re Ltd., Class A	145,483	1,891,279
	Guaranty Bancshares, Inc.	40,838	1,780,945
*	Hagerty, Inc., Class A	6,806	69,149
*	Hamilton Insurance Group Ltd., Class B	67,537	1,451,370
	Hancock Whitney Corp.	101,917	6,086,483
	Hanmi Financial Corp.	111,250	2,537,613
	Hanover Bancorp, Inc.	1,750	36,418
	HarborOne Bancorp, Inc.	250,648	2,965,166
	Hawthorn Bancshares, Inc.	19,768	563,783
	HBT Financial, Inc.	98,742	2,455,714
	HCI Group, Inc.	42,522	5,954,781
	Heritage Commerce Corp.	229,285	2,120,886
	Heritage Financial Corp.	167,560	3,776,802
*	Heritage Global, Inc.	68,103	146,421
*	Heritage Insurance Holdings, Inc.	125,423	2,645,171
#	Hingham Institution For Savings	13,974	3,421,953
*	Hippo Holdings, Inc.	27,637	714,140
	Home Bancorp, Inc.	29,476	1,541,300
*	HomeStreet, Inc.	67,640	884,731
	HomeTrust Bancshares, Inc.	64,619	2,511,094
	Hope Bancorp, Inc.	379,451	3,790,715
	Horace Mann Educators Corp.	274,563	11,677,164
	Horizon Bancorp, Inc.	162,379	2,515,251
	Independent Bank Corp. (IBCP US)	78,546	2,399,580
	Independent Bank Corp. (INDB US)	121,977	7,751,638

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	International Bancshares Corp.	222,482	$15,168,823
*	International Money Express, Inc.	110,755	995,687
	Investar Holding Corp.	13,816	299,807
	Investors Title Co.	8,962	1,892,954
	James River Group Holdings Ltd.	37,695	214,862
*	Katapult Holdings, Inc.	1,007	11,852
	Kearny Financial Corp.	238,170	1,412,348
	Kemper Corp.	183,796	11,319,996
*	Kentucky First Federal Bancorp	40,640	130,048
*	Kestrel Group Ltd.	11,877	322,817
*	Kingstone Cos., Inc.	30,753	504,042
*	Lake Shore Bancorp, Inc.	5,707	70,251
#	Lakeland Financial Corp.	130,748	8,285,501
	Landmark Bancorp, Inc.	23,760	577,130
	Lazard, Inc.	45,886	2,385,154
	LCNB Corp.	36,095	532,762
#*	Lemonade, Inc.	155,303	5,851,817
*	LendingClub Corp.	419,536	6,540,566
*	LendingTree, Inc.	46,307	2,161,611
	LINKBANCORP, Inc.	5,439	37,420
	Live Oak Bancshares, Inc.	164,930	5,213,437
	Magyar Bancorp, Inc.	25,049	422,827
	MainStreet Bancshares, Inc.	5,583	112,777
	MarketWise, Inc.	500	9,200
#*	Marqeta, Inc., Class A	1,292,293	7,366,070
	Mercantile Bank Corp.	74,349	3,397,006
	Merchants Bancorp	136,710	4,005,603
	Mercury General Corp.	203,957	14,124,022
	Meridian Corp.	15,535	228,831
	Metrocity Bankshares, Inc.	59,752	1,649,155
*	Metropolitan Bank Holding Corp.	21,016	1,482,469
	Mid Penn Bancorp, Inc.	42,030	1,153,724
	Middlefield Banc Corp.	2,976	82,882
	Midland States Bancorp, Inc.	79,402	1,346,658
	MidWestOne Financial Group, Inc.	47,363	1,304,377
	Moelis & Co., Class A	80,338	5,634,907
		Shares	Value†
FINANCIALS — (Continued)
	MVB Financial Corp.	43,884	$997,922
	National Bank Holdings Corp., Class A	192,203	7,123,043
	National Bankshares, Inc.	8,289	230,103
	Navient Corp.	402,680	5,210,679
	NBT Bancorp, Inc.	237,467	9,826,384
*	NCR Atleos Corp.	135,422	4,143,913
	Nelnet, Inc., Class A	62,678	7,820,334
*	NerdWallet, Inc., Class A	128,888	1,364,924
*	NI Holdings, Inc.	41,255	525,589
	Nicolet Bankshares, Inc.	55,526	7,162,854
*	NMI Holdings, Inc.	339,350	12,664,542
	Northeast Bank	35,105	3,481,363
	Northeast Community Bancorp, Inc.	22,564	466,172
	Northfield Bancorp, Inc.	193,553	2,061,339
	Northrim BanCorp, Inc.	50,162	4,190,032
	Northwest Bancshares, Inc.	757,631	8,864,283
#	Norwood Financial Corp.	24,019	582,221
	Oak Valley Bancorp	9,798	261,117
	OceanFirst Financial Corp.	216,068	3,625,621
	OFG Bancorp	398,699	16,992,551
#	Ohio Valley Banc Corp.	18,090	583,222
*	Old Market Capital Corp.	52,807	304,168
	Old Second Bancorp, Inc.	161,662	2,743,404
*	Onity Group, Inc.	30,259	1,141,369
	OP Bancorp	23,882	305,690
*	Open Lending Corp.	35,624	78,017
*	Oportun Financial Corp.	21,210	130,017
	Oppenheimer Holdings, Inc., Class A	44,325	3,360,278
*	OptimumBank Holdings, Inc.	3,264	14,688
	Orange County Bancorp, Inc.	6,864	171,531
	Origin Bancorp, Inc.	70,491	2,576,446
	Orrstown Financial Services, Inc.	61,514	2,021,350
#*	Oscar Health, Inc., Class A	552,514	7,762,822
	Pacific Premier Bancorp, Inc.	418,388	9,066,468

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Palomar Holdings, Inc.	89,620	$11,873,754
	Park National Corp.	59,621	9,650,851
	Parke Bancorp, Inc.	25,370	523,891
	Pathfinder Bancorp, Inc.	100	1,463
	Pathward Financial, Inc.	225,189	17,029,918
*	Paymentus Holdings, Inc., Class A	122,250	3,408,330
*	Payoneer Global, Inc.	945,842	6,214,182
*	Paysafe Ltd.	156,602	1,902,714
*	Paysign, Inc.	16,283	121,146
	PCB Bancorp	34,611	707,449
	Peapack-Gladstone Financial Corp.	101,734	2,592,182
	PennyMac Financial Services, Inc.	80,625	7,509,412
	Peoples Bancorp of North Carolina, Inc.	21,119	606,326
	Peoples Bancorp, Inc.	182,828	5,236,194
	Peoples Financial Services Corp.	22,232	1,082,921
	Perella Weinberg Partners	69,875	1,393,308
*	Pioneer Bancorp, Inc.	23,737	291,253
	Piper Sandler Cos.	66,115	20,847,382
	Plumas Bancorp	10,426	430,177
*	Ponce Financial Group, Inc.	54,081	759,838
*	PRA Group, Inc.	96,600	1,468,320
	Preferred Bank	70,910	6,440,046
	Primis Financial Corp.	55,031	615,797
	Princeton Bancorp, Inc.	3,377	101,952
*	Priority Technology Holdings, Inc.	53,914	369,311
*	ProAssurance Corp.	197,934	4,702,912
#	PROG Holdings, Inc.	160,702	5,116,752
*	Provident Bancorp, Inc.	39,124	477,704
	Provident Financial Holdings, Inc.	64,625	990,378
	Provident Financial Services, Inc.	493,673	8,994,722
	QCR Holdings, Inc.	81,015	5,752,065
	RBB Bancorp	46,879	848,979
	Red River Bancshares, Inc.	7,927	476,968
	Regional Management Corp.	58,090	1,930,912
*	Remitly Global, Inc.	285,628	4,712,862
	Renasant Corp.	297,729	10,908,791
*	Repay Holdings Corp.	334,959	1,647,998
	Republic Bancorp, Inc., Class A	158,791	10,934,348
	Richmond Mutual BanCorp, Inc.	9,121	126,235
		Shares	Value†
FINANCIALS — (Continued)
	Riverview Bancorp, Inc.	65,826	$324,522
*	Root, Inc., Class A	32,315	3,911,084
*»	Rubico, Inc.	2,378	4,566
	S&T Bancorp, Inc.	184,365	6,755,134
	Safety Insurance Group, Inc.	101,626	7,149,389
	SB Financial Group, Inc.	12,825	241,238
	Seacoast Banking Corp. of Florida	316,624	8,925,631
*	Security National Financial Corp., Class A	80,688	684,234
*	Selectquote, Inc.	151,689	266,973
	ServisFirst Bancshares, Inc.	36,271	2,852,714
#*	Sezzle, Inc.	5,985	926,717
	Shore Bancshares, Inc.	75,545	1,171,703
*	Siebert Financial Corp.	11,146	45,364
	Sierra Bancorp	80,030	2,346,480
	Silvercrest Asset Management Group, Inc., Class A	34,585	565,811
	Simmons First National Corp., Class A	633,197	12,138,386
*	SiriusPoint Ltd.	538,469	10,559,377
*	Skyward Specialty Insurance Group, Inc.	88,098	4,455,997
	SmartFinancial, Inc.	61,721	2,114,561
	Sound Financial Bancorp, Inc.	705	32,465
	South Plains Financial, Inc.	57,703	2,141,358
*	Southern First Bancshares, Inc.	57,740	2,399,674
	Southern Missouri Bancorp, Inc.	42,231	2,284,275
	Southside Bancshares, Inc.	142,367	4,191,284
	SR Bancorp, Inc.	6,965	96,953
	Stellar Bancorp, Inc.	125,097	3,694,114
*††	Sterling Bancorp, Inc.	108,433	0
	Stewart Information Services Corp.	165,191	10,725,852
#	Stock Yards Bancorp, Inc.	166,825	12,471,837
*	StoneX Group, Inc.	262,689	25,543,878
	Summit State Bank	3,397	41,579
	SWK Holdings Corp.	1,450	21,591
*	Texas Capital Bancshares, Inc.	181,601	15,249,036

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	TFS Financial Corp.	27,803	$364,497
*	Third Coast Bancshares, Inc.	25,521	960,866
	Timberland Bancorp, Inc.	69,760	2,182,790
	Tiptree, Inc.	258,075	5,362,798
	Tompkins Financial Corp.	73,361	4,744,989
	Towne Bank	275,295	9,643,584
	TriCo Bancshares	147,155	6,051,014
*	Triumph Financial, Inc.	133,547	7,574,786
*	Trupanion, Inc.	76,892	3,645,450
	TrustCo Bank Corp.	66,848	2,243,419
	Trustmark Corp.	207,671	7,735,745
	U.S. Global Investors, Inc., Class A	10,779	25,762
*††	Unico American Corp.	95,372	4,769
	Union Bankshares, Inc.	15,310	416,585
	United Bancorp, Inc.	2,991	42,053
	United Bancshares, Inc.	5,483	160,926
	United Bankshares, Inc.	11,877	421,871
	United Community Banks, Inc.	210,585	6,422,842
	United Fire Group, Inc.	160,422	4,259,204
	United Security Bancshares	59,720	510,606
	Unity Bancorp, Inc.	45,890	2,253,658
	Universal Insurance Holdings, Inc.	219,143	5,180,541
	Univest Financial Corp.	111,315	3,210,325
	USCB Financial Holdings, Inc.	20,250	336,960
	Valley National Bancorp	1,971,937	18,279,856
	Value Line, Inc.	19,567	726,718
*	Velocity Financial, Inc.	42,613	707,376
	Veritex Holdings, Inc.	208,265	6,606,166
#	Victory Capital Holdings, Inc., Class A	247,583	17,060,945
	Virginia National Bankshares Corp.	5,368	197,918
	Virtus Investment Partners, Inc.	34,290	6,628,600
	WaFd, Inc.	331,500	9,648,307
	Walker & Dunlop, Inc.	125,130	9,386,001
	Washington Trust Bancorp, Inc.	85,558	2,304,933
	Waterstone Financial, Inc.	133,468	1,776,459
		Shares	Value†
FINANCIALS — (Continued)
	WesBanco, Inc.	352,292	$10,614,558
	West BanCorp, Inc.	96,563	1,737,168
	Westamerica BanCorp	104,902	5,024,806
	Western New England Bancorp, Inc.	118,215	1,258,990
#	Western Union Co.	461,594	3,715,832
	Westwood Holdings Group, Inc.	27,093	473,586
*	WEX, Inc.	8,700	1,476,216
	White Mountains Insurance Group Ltd.	4,672	8,352,602
	Wintrust Financial Corp.	1	128
#	WisdomTree, Inc.	644,705	8,555,235
*	World Acceptance Corp.	45,060	7,088,839
	WSFS Financial Corp.	256,737	14,079,457
	WVS Financial Corp.	3,497	42,524
TOTAL FINANCIALS			1,499,220,100
HEALTH CARE — (10.1%)
#*	10X Genomics, Inc., Class A	69,499	934,762
*	89bio, Inc.	293,562	2,788,839
#*	Absci Corp.	107,197	303,368
*	AC Immune SA	10,530	22,745
*	Acadia Healthcare Co., Inc.	72,393	1,575,996
*	ACADIA Pharmaceuticals, Inc.	387,667	9,238,105
*	Accuray, Inc.	8,175	10,709
*	AdaptHealth Corp.	267,447	2,399,000
#*	Adaptive Biotechnologies Corp.	252,513	2,585,733
*	Addus HomeCare Corp.	67,751	7,234,452
*	ADMA Biologics, Inc.	835,609	15,625,888
#††	Aduro Biotech, Inc.	3,260	1,239
*	Adverum Biotechnologies, Inc.	31,623	75,579
*	agilon health, Inc.	265,230	474,762
*	Agios Pharmaceuticals, Inc.	242,523	9,026,706
#*	AirSculpt Technologies, Inc.	41,002	271,023
*	Akebia Therapeutics, Inc.	98,865	364,318
*	Akero Therapeutics, Inc.	105,871	5,171,798
††	Albireo Pharma, Inc.	44,018	270,711

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Aldeyra Therapeutics, Inc.	168,426	$840,446
*	Alkermes PLC	114,855	3,042,509
#*	Allogene Therapeutics, Inc.	314,556	386,904
*	Amedisys, Inc.	28,208	2,781,309
*	American Shared Hospital Services	5,689	14,336
*	American Well Corp., Class A	7,734	56,845
*	AMN Healthcare Services, Inc.	133,483	2,448,078
*	Amneal Pharmaceuticals, Inc.	921,795	7,208,437
*	Amphastar Pharmaceuticals, Inc.	189,883	3,978,049
*	Amylyx Pharmaceuticals, Inc.	137,921	1,107,506
*	AngioDynamics, Inc.	149,527	1,324,809
*	ANI Pharmaceuticals, Inc.	79,725	5,050,579
*	Anika Therapeutics, Inc.	70,816	584,586
*	Annexon, Inc.	18,819	45,166
#*	Arcellx, Inc.	29,962	2,138,987
#*	Arcturus Therapeutics Holdings, Inc.	114,515	1,398,228
*	Arcus Biosciences, Inc.	340,472	3,108,509
*	Arrowhead Pharmaceuticals, Inc.	216,566	3,421,743
#*	ARS Pharmaceuticals, Inc.	45,737	808,630
*	Artivion, Inc.	162,933	5,036,259
*	Arvinas, Inc.	124,156	923,721
*	Astrana Health, Inc.	182,591	4,356,621
*	Astria Therapeutics, Inc.	1,621	11,217
*	Atea Pharmaceuticals, Inc.	146,038	531,578
*	AtriCure, Inc.	144,396	5,068,300
*	aTyr Pharma, Inc.	22,452	105,973
*	Aura Biosciences, Inc.	83,268	573,717
*	Avanos Medical, Inc.	161,467	1,803,586
*	Aveanna Healthcare Holdings, Inc.	23,839	94,641
*	Avidity Biosciences, Inc.	60,099	2,206,234
*	Axogen, Inc.	114,957	1,504,787
*	Azenta, Inc.	166,523	5,445,302
#*	Beam Therapeutics, Inc.	281,830	5,554,869
		Shares	Value†
HEALTH CARE — (Continued)
#*	BioLife Solutions, Inc.	145,628	$3,096,051
*	Biote Corp., Class A	169,739	690,838
*	Bioventus, Inc., Class A	115,120	750,582
*	Black Diamond Therapeutics, Inc.	43,607	115,995
#*	BrightSpring Health Services, Inc.	246,634	5,092,992
*	Brookdale Senior Living, Inc.	788,180	6,108,395
*	Butterfly Network, Inc.	400,522	684,893
*	Cadrenal Therapeutics, Inc.	300	3,126
*	CareCloud, Inc.	23,463	55,842
*	CareDx, Inc.	126,527	1,554,384
*	Caribou Biosciences, Inc.	14,303	29,035
*	Castle Biosciences, Inc.	93,558	1,417,404
*	Catalyst Pharmaceuticals, Inc.	232,811	4,965,859
#*	Celcuity, Inc.	12,550	491,521
*	Celldex Therapeutics, Inc.	97,786	2,149,336
*	Certara, Inc.	652,003	6,415,710
#*	CG oncology, Inc.	114,154	3,046,770
*	Champions Oncology, Inc.	1,381	8,728
*	Check Cap Ltd.	8,958	6,450
*††	Chinook Therapeutics, Inc.	384,400	0
*	Codexis, Inc.	68,578	183,789
*	Collegium Pharmaceutical, Inc.	121,443	3,626,288
*	Community Health Systems, Inc.	402,192	1,045,699
*	Compass Therapeutics, Inc.	5,778	17,161
	Concentra Group Holdings Parent, Inc.	159,315	3,181,521
	CONMED Corp.	77,568	3,967,603
*	Corcept Therapeutics, Inc.	181,548	12,194,579
*	CorVel Corp.	184,358	16,334,119
*	Coya Therapeutics, Inc.	3,512	20,896
*	Crinetics Pharmaceuticals, Inc.	69,724	1,993,409
#*	CRISPR Therapeutics AG	156,991	8,832,314
*	Cross Country Healthcare, Inc.	293,291	3,944,764
*	CryoPort, Inc.	161,547	1,184,140

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cullinan Therapeutics, Inc.	159,881	$1,242,275
*	Cumberland Pharmaceuticals, Inc.	47,772	164,813
*	CVRx, Inc.	453	3,606
*	Cytek Biosciences, Inc.	426,967	1,537,081
*	CytomX Therapeutics, Inc.	126,521	277,081
*	Day One Biopharmaceuticals, Inc.	285,375	1,914,866
*	Definitive Healthcare Corp.	298,638	1,164,688
*	Denali Therapeutics, Inc.	374,328	5,176,956
	Dentsply Sirona, Inc.	444,443	6,359,979
*	Design Therapeutics, Inc.	14,517	56,181
*	Dianthus Therapeutics, Inc.	3,602	74,453
*	Disc Medicine, Inc.	59,750	3,570,660
*	DocGo, Inc.	9,255	12,587
*	Dynavax Technologies Corp.	488,489	5,363,609
*	Edgewise Therapeutics, Inc.	233,548	3,330,395
*	Editas Medicine, Inc.	42,686	107,142
*	Electromed, Inc.	39,228	714,342
*	Eledon Pharmaceuticals, Inc.	7,923	24,957
	Embecta Corp.	122,169	1,241,237
*	Emergent BioSolutions, Inc.	140,132	823,976
*	Enanta Pharmaceuticals, Inc.	12,585	95,394
*	Enhabit, Inc.	176,391	1,185,348
*	Enliven Therapeutics, Inc.	3,468	65,233
*	Enovis Corp.	202,855	5,436,514
*	Entrada Therapeutics, Inc.	41,357	243,179
*	Envista Holdings Corp.	638,663	12,064,344
*	Erasca, Inc.	88,682	125,485
*	Evolent Health, Inc., Class A	409,492	4,115,395
*	EyePoint Pharmaceuticals, Inc.	33,870	332,603
*	Fate Therapeutics, Inc.	137,058	150,764
*	FONAR Corp.	50,833	793,503
		Shares	Value†
HEALTH CARE — (Continued)
*	Forte Biosciences, Inc.	1,003	$10,010
*	Fulcrum Therapeutics, Inc.	203,697	1,370,881
*	Fulgent Genetics, Inc.	107,854	1,852,932
*	GeneDx Holdings Corp.	61,714	6,291,742
*	GoodRx Holdings, Inc., Class A	251,399	1,204,201
*	Haemonetics Corp.	113,065	8,371,333
*	Harmony Biosciences Holdings, Inc.	172,846	6,080,722
#*	Harrow, Inc.	67,570	2,146,023
*	Harvard Bioscience, Inc.	53,677	24,997
*	Health Catalyst, Inc.	247,541	903,525
	HealthStream, Inc.	175,887	4,601,204
#*	ICU Medical, Inc.	72,234	9,275,568
*	Ideaya Biosciences, Inc.	125,018	3,044,188
*	ImmuCell Corp.	1,763	11,001
*	Immunome, Inc.	96,893	1,019,314
#*	Immunovant, Inc.	115,022	1,849,554
*	InfuSystem Holdings, Inc.	56,168	314,541
#*	Inmune Bio, Inc.	7,498	20,470
*	Innoviva, Inc.	271,592	4,934,827
*	Inogen, Inc.	84,989	536,281
*	Inspire Medical Systems, Inc.	61,142	7,614,625
#*	Instil Bio, Inc.	7,602	182,448
*	Integer Holdings Corp.	128,482	13,941,582
*	Integra LifeSciences Holdings Corp.	113,821	1,495,608
#*	Intellia Therapeutics, Inc.	308,988	3,596,620
#*	Iovance Biotherapeutics, Inc.	340,914	876,149
	iRadimed Corp.	46,821	2,731,537
*	iTeos Therapeutics, Inc.	37,453	379,773
*	Janux Therapeutics, Inc.	86,208	2,070,285
*	Joint Corp.	14,591	161,085
#*	KalVista Pharmaceuticals, Inc.	33,268	453,443
*	Kewaunee Scientific Corp.	22,995	1,272,543
*	Kezar Life Sciences, Inc.	3,935	16,802
*	Kiniksa Pharmaceuticals International PLC	102,192	3,092,330
*	Kodiak Sciences, Inc.	44,390	291,864

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Krystal Biotech, Inc.	68,514	$10,542,249
*	Kura Oncology, Inc.	282,176	1,707,165
*	Kymera Therapeutics, Inc.	56,500	2,471,875
*	Lantheus Holdings, Inc.	7,042	501,320
	LeMaitre Vascular, Inc.	83,199	6,759,087
*	LENSAR, Inc.	33,344	429,804
*	LENZ Therapeutics, Inc.	1,113	33,134
*	Lexeo Therapeutics, Inc.	14,523	68,694
*	LifeStance Health Group, Inc.	694,345	2,763,493
*	Ligand Pharmaceuticals, Inc.	77,487	10,195,739
*	LivaNova PLC	176,881	7,462,609
*	MacroGenics, Inc.	58,087	90,616
*	MannKind Corp.	542,874	2,052,064
*	MaxCyte, Inc.	259,613	534,803
*	Merit Medical Systems, Inc.	28,478	2,416,643
*††	Merrimack Pharmaceuticals, Inc.	145,158	0
	Mesa Laboratories, Inc.	21,145	1,617,170
*	MiMedx Group, Inc.	346,609	2,492,119
*	Mineralys Therapeutics, Inc.	75,422	1,067,221
††	Mirati Therapeutics, Inc.	65,800	202,006
#*	ModivCare, Inc.	23,751	68,640
#*	Monte Rosa Therapeutics, Inc.	65,919	326,299
*	Mural Oncology PLC	12,755	28,699
*	Myriad Genetics, Inc.	365,792	1,404,641
	National HealthCare Corp.	101,213	9,719,484
	National Research Corp.	163,514	2,043,925
*	Nautilus Biotechnology, Inc.	78,645	59,770
*	Neogen Corp.	238,098	1,107,156
*	NeoGenomics, Inc.	457,651	2,215,031
*††	Neoleukin Therapeutics, Inc.	2,887	0
*	Neurogene, Inc.	721	15,696
*	Nexgel, Inc.	198	449
*	Niagen Bioscience, Inc.	98,289	919,002
*	Nkarta, Inc.	13,264	28,783
#*	Nurix Therapeutics, Inc.	119,848	1,349,488
*	Nutex Health, Inc.	3,409	289,117
		Shares	Value†
HEALTH CARE — (Continued)
#*	Nuvation Bio, Inc.	575,544	$1,358,284
*	Olema Pharmaceuticals, Inc.	255,760	1,314,606
*»	OmniAb, Inc. (2200963D US)	35,754	0
*»	OmniAb, Inc. (2200964D US)	35,754	0
#*	OmniAb, Inc. (OABI UQ)	397,806	759,809
*	Omnicell, Inc.	137,234	4,255,626
#*††	Opiant Pharmaceuticals, Inc.	15,320	0
*	OptimizeRx Corp.	64,609	815,366
*	Option Care Health, Inc.	224,852	6,599,406
*	OraSure Technologies, Inc.	270,169	859,137
*	Organogenesis Holdings, Inc.	299,019	1,381,468
	Organon & Co.	731,500	7,095,550
#*	ORIC Pharmaceuticals, Inc.	147,993	1,475,490
*	Orthofix Medical, Inc.	94,600	1,044,384
*	OrthoPediatrics Corp.	66,045	1,368,452
*	Owens & Minor, Inc.	276,514	1,916,242
*	Pacira BioSciences, Inc.	128,878	2,718,037
#*††	PDL BioPharma, Inc.	616,320	258,854
*	Pediatrix Medical Group, Inc.	327,775	4,015,244
*	Pennant Group, Inc.	154,609	3,427,682
*	Performant Healthcare, Inc.	117,099	415,701
	Perrigo Co. PLC	476,817	12,716,709
#*	Personalis, Inc.	113,597	622,512
	Phibro Animal Health Corp., Class A	75,692	2,005,838
#*	Phreesia, Inc.	42,494	1,145,638
*	Pliant Therapeutics, Inc.	5,719	8,350
††	Poseida Therapeutics, Inc.	65,427	32,714
*	Precision BioSciences, Inc.	11,857	56,321
#	Premier, Inc., Class A	450,563	9,678,093
*	Prestige Consumer Healthcare, Inc.	285,192	21,089,948
*	Privia Health Group, Inc.	267,068	5,213,167
*	Pro-Dex, Inc.	3,580	179,179
*	Progyny, Inc.	242,360	5,697,884
*	Protagonist Therapeutics, Inc.	117,992	6,355,049
*	Prothena Corp. PLC	188,084	1,292,137

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	PTC Therapeutics, Inc.	121,170	$6,314,169
*	Pulmonx Corp.	66,721	122,767
*	Puma Biotechnology, Inc.	118,081	367,232
#*	Quanterix Corp.	139,673	829,658
*	QuidelOrtho Corp.	215,418	4,958,922
*	Quipt Home Medical Corp.	42,904	94,818
*	RadNet, Inc.	178,419	9,764,872
*	Rafael Holdings, Inc., Class B	114,197	192,993
*	Rapid Micro Biosystems, Inc., Class A	8,451	28,142
*	REGENXBIO, Inc.	133,217	1,133,677
*	Relay Therapeutics, Inc.	680,256	2,394,501
#*	Replimune Group, Inc.	184,376	1,296,163
*	Rezolute, Inc.	16,327	97,146
*	Rigel Pharmaceuticals, Inc.	44,454	936,201
*	Rocket Pharmaceuticals, Inc.	225,748	688,531
*	RxSight, Inc.	64,831	504,385
*»	Sage Therapeutics, Inc.	87,430	758,892
*	Sagimet Biosciences, Inc., Class A	1,024	8,899
#*	Sana Biotechnology, Inc.	215,833	876,282
#*	Sanara Medtech, Inc.	4,175	100,910
#*	Sarepta Therapeutics, Inc.	89,840	1,475,173
*	Savara, Inc.	199,854	517,622
#*	Scholar Rock Holding Corp.	6,548	242,603
*	Schrodinger, Inc.	179,887	3,657,103
*	Seer, Inc.	37,826	80,191
	Select Medical Holdings Corp.	350,011	5,176,663
#*	Semler Scientific, Inc.	20,600	738,510
*	Sensus Healthcare, Inc.	30,581	170,948
#*	Seres Therapeutics, Inc.	6,090	86,843
#*	SI-BONE, Inc.	34,193	582,307
	SIGA Technologies, Inc.	269,926	1,784,211
*	Sight Sciences, Inc.	37,494	124,855
#	Simulations Plus, Inc.	73,626	958,611
*	Solid Biosciences, Inc.	21,765	148,873
		Shares	Value†
HEALTH CARE — (Continued)
*	Sonida Senior Living, Inc.	570	$13,919
*	Sotera Health Co.	485,897	5,582,957
*	Spyre Therapeutics, Inc.	2,967	50,350
#*	STAAR Surgical Co.	105,826	1,895,873
#*	Stoke Therapeutics, Inc.	86,573	1,112,463
*	Supernus Pharmaceuticals, Inc.	209,614	7,357,451
*	Surgery Partners, Inc.	232,446	5,102,190
*	Surmodics, Inc.	74,836	2,686,612
*	Syndax Pharmaceuticals, Inc.	55,803	553,566
*	Tactile Systems Technology, Inc.	82,411	822,462
*	Talkspace, Inc.	171,448	416,619
*	Tango Therapeutics, Inc.	62,798	379,300
*	Tarsus Pharmaceuticals, Inc.	34,344	1,333,234
*	Teladoc Health, Inc.	590,901	4,260,396
	Teleflex, Inc.	40,361	4,823,140
*	Terns Pharmaceuticals, Inc.	203,613	1,187,064
*	Theravance Biopharma, Inc.	98,486	1,099,104
*»	Third Harmonic Bio, Inc.	11,106	59,695
*	Tourmaline Bio, Inc.	20,280	448,796
#*	TransMedics Group, Inc.	69,753	8,298,514
*	Treace Medical Concepts, Inc.	66,243	355,725
*	Trevi Therapeutics, Inc.	25,016	185,243
*	TruBridge, Inc.	43,563	906,982
*	TScan Therapeutics, Inc.	3,360	5,846
*	Twist Bioscience Corp.	153,831	5,164,107
*	Tyra Biosciences, Inc.	4,756	51,983
	U.S. Physical Therapy, Inc.	55,940	4,092,011
#*	UFP Technologies, Inc.	28,379	6,424,722
	Utah Medical Products, Inc.	36,114	2,007,938
*	Vanda Pharmaceuticals, Inc.	150,243	640,035
*	Varex Imaging Corp.	150,512	1,095,727
*	Vaxcyte, Inc.	11,717	397,792

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Vera Therapeutics, Inc.	148,918	$3,096,005
*	Veracyte, Inc.	284,848	6,696,777
*	Vericel Corp.	185,377	6,477,072
#††	Verve Therapeutics, Inc.	75,441	47,528
#*	Viking Therapeutics, Inc.	210,967	6,871,195
*	Vir Biotechnology, Inc.	211,096	1,070,257
#*	Viridian Therapeutics, Inc.	133,042	2,330,896
*	Vistagen Therapeutics, Inc.	15,169	43,535
*	Voyager Therapeutics, Inc.	117,107	373,571
*	XBiotech, Inc.	15,235	44,182
*	Xencor, Inc.	251,460	2,092,147
#*	Xenon Pharmaceuticals, Inc.	179,478	5,481,258
*	Xeris Biopharma Holdings, Inc.	912	4,642
*	XOMA Royalty Corp.	6,408	159,431
*	Y-mAbs Therapeutics, Inc.	136,671	610,919
*	Zentalis Pharmaceuticals, Inc.	44,988	62,083
*	Zimvie, Inc.	81,155	1,524,902
*	Zymeworks, Inc.	152,528	1,915,752
TOTAL HEALTH CARE			709,441,550
INDUSTRIALS — (16.8%)
*	AAR Corp.	264,917	19,791,949
	ABM Industries, Inc.	235,277	10,853,328
	ACCO Brands Corp.	334,486	1,254,323
	Acme United Corp.	28,961	1,163,653
*	ACV Auctions, Inc., Class A	271,452	3,857,333
*	Aebi Schmidt Holding AG	134,094	1,381,168
*	AerSale Corp.	32,806	198,148
	Alamo Group, Inc.	46,179	10,278,522
	Albany International Corp., Class A	111,205	6,026,199
	Alight, Inc., Class A	1,084,136	5,810,969
#*	Allegiant Travel Co.	39,248	2,026,767
	Allient, Inc.	62,337	2,512,804
#	Alta Equipment Group, Inc.	53,424	414,570
*	Ameresco, Inc., Class A	120,697	2,042,193
*	American Superconductor Corp.	92,780	5,274,543
		Shares	Value†
INDUSTRIALS — (Continued)
*	American Woodmark Corp.	54,625	$2,873,821
	Apogee Enterprises, Inc.	82,680	3,471,733
	ArcBest Corp.	84,445	6,175,463
	Arcosa, Inc.	83,143	7,140,321
	Argan, Inc.	120,680	29,564,186
	Astec Industries, Inc.	89,491	3,549,213
*	Astronics Corp. (ATRO US)	129,619	4,681,838
*	Astronics Corp. (ATROB US), Class B	36,203	1,308,738
*	Asure Software, Inc.	5,721	55,494
	Atkore, Inc.	40,441	3,114,766
	Atmus Filtration Technologies, Inc.	136,726	5,320,009
#*	Avis Budget Group, Inc.	60,699	10,333,398
	AZZ, Inc.	64,977	7,114,982
	Barrett Business Services, Inc.	104,661	4,811,266
*	BGSF, Inc.	22,580	138,415
#*	BlackSky Technology, Inc.	66,092	1,271,610
*	Blade Air Mobility, Inc.	23,919	95,437
#*	Blue Bird Corp.	65,269	2,923,399
*	BlueLinx Holdings, Inc.	30,852	2,260,526
	Boise Cascade Co.	207,152	17,361,409
*	Bowman Consulting Group Ltd.	17,543	608,391
	Brady Corp., Class A	118,543	8,365,580
*	BrightView Holdings, Inc.	150,491	2,400,331
	Brink's Co.	94,545	8,257,560
#*	Byrna Technologies, Inc.	35,202	781,836
*	Cadeler AS (CDLR US), ADR	28,979	607,400
#	Cadre Holdings, Inc.	57,609	1,905,130
#*	CBIZ, Inc.	83,720	5,116,966
*	CECO Environmental Corp.	228,469	10,269,682
*	Centuri Holdings, Inc.	5,278	115,060
	Chicago Rivet & Machine Co.	17,700	224,613
*	Cimpress PLC	87,544	4,842,059
	Civeo Corp.	47,710	1,192,273
*	Clarivate PLC	791,696	3,048,030
	Columbus McKinnon Corp.	102,643	1,503,720
*	Commercial Vehicle Group, Inc.	77,980	131,786
	CompX International, Inc.	21,197	493,890

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Concentrix Corp.	68,985	$3,585,150
	Concrete Pumping Holdings, Inc.	123,180	841,319
*	Conduent, Inc.	588,339	1,564,982
*	Construction Partners, Inc., Class A	72,542	7,315,861
	Copa Holdings SA, Class A	46,457	5,140,932
#††	Costa Communications, Inc.	22,311	2,677
*	Costamare Bulkers Holdings Ltd.	129,539	1,165,851
	Costamare, Inc.	523,029	5,277,363
	Covenant Logistics Group, Inc.	90,574	2,187,362
*»	CPI Aerostructures, Inc.	2,670	9,131
	CRA International, Inc.	48,048	8,488,160
	CSG Systems International, Inc.	122,207	7,633,049
	CSW Industrials, Inc.	8,298	2,153,165
*	Custom Truck One Source, Inc.	58,433	361,700
	Deluxe Corp.	157,545	2,536,475
*	Distribution Solutions Group, Inc.	129,648	3,885,551
*	DLH Holdings Corp.	14,417	80,879
*	DNOW, Inc.	402,797	6,267,521
	Douglas Dynamics, Inc.	137,914	3,944,340
#*	Driven Brands Holdings, Inc.	74,587	1,260,520
*	Ducommun, Inc.	54,784	4,984,248
	Dun & Bradstreet Holdings, Inc.	510,511	4,645,650
*	DXP Enterprises, Inc.	106,385	12,049,165
	Eastern Co.	49,596	1,143,188
*	Energy Recovery, Inc.	122,809	1,651,781
	Enerpac Tool Group Corp.	199,156	7,669,498
	EnerSys	63,392	5,855,519
	Ennis, Inc.	147,852	2,631,766
	Enpro, Inc.	117,498	24,957,750
*	Enviri Corp.	287,812	2,590,308
	ESCO Technologies, Inc.	167,084	32,364,171
	Espey Mfg. & Electronics Corp.	24,673	1,085,612
*	Everus Construction Group, Inc.	153,221	11,378,191
	EVI Industries, Inc.	36,137	805,494
	Exponent, Inc.	74,917	5,166,276
	Federal Signal Corp.	26,543	3,359,548
#*	First Advantage Corp.	203,725	3,522,405
#*	Fluence Energy, Inc.	239,687	1,946,258
		Shares	Value†
INDUSTRIALS — (Continued)
*	Forrester Research, Inc.	69,989	$681,693
#*	Franklin Covey Co.	102,910	2,028,356
	Franklin Electric Co., Inc.	33,464	3,143,943
*	FreightCar America, Inc.	11,467	116,505
#*	Frontier Group Holdings, Inc.	210,189	920,628
	FTAI Infrastructure, Inc.	138,645	869,304
*	Gates Industrial Corp. PLC	44,788	1,110,742
#	Genco Shipping & Trading Ltd.	149,407	2,380,054
*	Gencor Industries, Inc.	49,441	720,850
*	Gibraltar Industries, Inc.	141,196	9,323,172
	Global Industrial Co.	235,295	8,014,148
*	GMS, Inc.	94,800	10,393,872
	Gorman-Rupp Co.	195,558	8,049,167
*	Graham Corp.	55,243	3,157,137
#	Granite Construction, Inc.	161,055	15,214,866
*	Great Lakes Dredge & Dock Corp.	250,124	2,771,374
	Greenbrier Cos., Inc.	115,585	5,259,118
	Griffon Corp.	198,039	16,094,630
*	GXO Logistics, Inc.	64,284	3,195,558
*	Hayward Holdings, Inc.	267,415	4,112,843
*	Healthcare Services Group, Inc.	103,196	1,342,580
	Heartland Express, Inc.	108,475	848,275
	Heidrick & Struggles International, Inc.	91,011	4,052,720
	Helios Technologies, Inc.	122,737	4,503,221
	Herc Holdings, Inc.	20,554	2,400,913
#*	Hertz Global Holdings, Inc.	391,300	2,508,233
	Hexcel Corp.	35,750	2,141,783
	Hillenbrand, Inc.	102,117	2,114,843
*	Hillman Solutions Corp.	229,561	1,811,236
	HireQuest, Inc.	878	8,982
	HNI Corp.	170,593	8,775,304
	Hub Group, Inc., Class A	353,341	12,374,002
*	Hudson Global, Inc.	2,393	21,417
*	Hudson Technologies, Inc.	162,061	1,521,753
*	Hurco Cos., Inc.	45,536	875,202
*	Huron Consulting Group, Inc.	160,189	21,157,763

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hyster-Yale, Inc.	66,193	$2,780,768
*	IBEX Holdings Ltd.	20,298	600,212
	ICF International, Inc.	67,795	5,687,323
#*	IES Holdings, Inc.	85,149	30,063,557
#*	Innodata, Inc.	71,629	3,932,432
*	INNOVATE Corp.	1,994	11,286
*	Innovative Solutions & Support, Inc.	78,495	1,219,812
	Insperity, Inc.	84,948	5,061,202
	Insteel Industries, Inc.	106,330	3,838,513
	Interface, Inc.	215,821	4,450,229
*	Janus International Group, Inc.	295,605	2,533,335
*	JELD-WEN Holding, Inc.	299,646	1,348,407
#*	JetBlue Airways Corp.	1,233,465	5,476,585
#	Kadant, Inc.	43,362	14,429,573
	Karat Packaging, Inc.	13,036	354,970
	Kelly Services, Inc., Class A	253,843	3,109,577
	Kennametal, Inc.	311,648	7,716,404
	Kforce, Inc.	85,557	2,981,661
	Korn Ferry	132,336	9,378,652
*	Kratos Defense & Security Solutions, Inc.	30,000	1,761,000
*	L.B. Foster Co., Class A	75,245	1,768,258
#	Landstar System, Inc.	20,666	2,756,224
*	Legalzoom.com, Inc.	364,503	3,276,882
#*	Limbach Holdings, Inc.	65,317	8,948,429
	Lindsay Corp.	47,443	6,476,444
*	Liquidity Services, Inc.	114,964	2,745,340
	LSI Industries, Inc.	176,317	3,226,601
	Luxfer Holdings PLC	4,138	49,739
*	Manitowoc Co., Inc.	83,904	1,069,776
	ManpowerGroup, Inc.	102,020	4,208,325
	Marten Transport Ltd.	383,637	4,665,026
*	Mastech Digital, Inc.	50,832	367,007
*	Masterbrand, Inc.	138,983	1,532,982
*	Matrix Service Co.	101,670	1,553,518
	Matson, Inc.	145,000	15,483,100
	Maximus, Inc.	107,469	7,937,660
*	Mayville Engineering Co., Inc.	42,224	708,096
	McGrath RentCorp	90,626	11,309,219
*	Mercury Systems, Inc.	90,011	4,733,678
	Miller Industries, Inc.	54,590	2,224,543
	MillerKnoll, Inc.	174,835	3,318,368
*	Mistras Group, Inc.	104,430	829,174
#*	Montrose Environmental Group, Inc.	59,788	1,356,590
	Moog, Inc., Class A	14,913	2,886,859
*	MRC Global, Inc.	325,186	4,773,730
		Shares	Value†
INDUSTRIALS — (Continued)
	MSC Industrial Direct Co., Inc., Class A	86,175	$7,464,479
	Mueller Water Products, Inc., Class A	576,931	14,284,812
*	MYR Group, Inc.	59,211	11,457,328
	National Presto Industries, Inc.	36,592	3,529,298
*	Net Power, Inc.	18,133	52,223
	NL Industries, Inc.	96,157	593,289
*	NN, Inc.	20,668	40,303
*	NPK International, Inc.	547,600	4,939,352
*	NV5 Global, Inc.	227,920	5,116,804
*	NWPX Infrastructure, Inc.	72,424	3,025,875
	Omega Flex, Inc.	77,251	2,464,307
*	OPENLANE, Inc.	501,425	12,355,112
*	Orion Group Holdings, Inc.	145,649	1,079,259
*	PAMT Corp.	161,461	1,829,353
	Pangaea Logistics Solutions Ltd.	70,185	341,801
	Park Aerospace Corp.	120,073	2,163,715
	Park-Ohio Holdings Corp.	105,220	1,725,608
*	Perma-Fix Environmental Services, Inc.	9,431	108,645
*	Perma-Pipe International Holdings, Inc.	45,826	1,015,504
	Pioneer Power Solutions, Inc.	5,774	18,015
	Pitney Bowes, Inc.	91,389	1,038,179
*	Planet Labs PBC	543,093	3,394,331
#	Powell Industries, Inc.	105,438	24,999,350
#*	Power Solutions International, Inc.	1,898	177,938
	Preformed Line Products Co.	46,482	7,173,567
	Primoris Services Corp.	269,837	25,410,550
*	Proto Labs, Inc.	58,991	2,543,692
	Quad/Graphics, Inc.	329,013	1,753,639
#	Quanex Building Products Corp.	112,321	2,188,013
*	Quest Resource Holding Corp.	2,691	5,409
*	Radiant Logistics, Inc.	179,827	1,062,778
*	RCM Technologies, Inc.	21,075	508,118
*	Resideo Technologies, Inc.	339,993	9,281,809
	Resources Connection, Inc.	124,210	628,503
	REV Group, Inc.	226,511	11,223,620

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Robert Half, Inc.	113,092	$4,174,226
	Rush Enterprises, Inc. (RUSHA US), Class A	235,248	12,736,327
	Rush Enterprises, Inc. (RUSHB US), Class B	194,295	10,552,161
*	RXO, Inc.	161,559	2,496,087
	Schneider National, Inc., Class B	101,147	2,473,044
	Science Applications International Corp.	5,005	557,957
	Sensata Technologies Holding PLC	231,832	7,131,152
*	SIFCO Industries, Inc.	45,608	221,655
*	Skillsoft Corp.	3,100	44,206
*	SkyWest, Inc.	185,529	21,513,943
	Standex International Corp.	67,380	11,100,181
	Steelcase, Inc., Class A	327,563	3,383,726
*	Stratasys Ltd.	18,668	202,174
*	Sun Country Airlines Holdings, Inc.	69,289	803,060
#*	Sunrun, Inc.	651,485	6,684,236
*	TaskUS, Inc., Class A	20,521	350,499
*	Taylor Devices, Inc.	2,541	114,599
	Tecnoglass, Inc.	173,025	13,501,141
	Tennant Co.	69,204	5,712,098
	Terex Corp.	191,044	9,716,498
*	Thermon Group Holdings, Inc.	139,033	3,931,853
*	Titan International, Inc.	234,577	1,984,521
*	Titan Machinery, Inc.	83,317	1,609,684
*	Transcat, Inc.	35,736	2,731,302
	TriNet Group, Inc.	95,177	6,453,952
	Trinity Industries, Inc.	340,831	7,941,362
*	TrueBlue, Inc.	112,205	810,120
*	TTEC Holdings, Inc.	63,955	318,496
*	Tutor Perini Corp.	225,294	10,847,906
	Twin Disc, Inc.	76,961	665,713
#*††	U.S. Airways Group, Inc.	5,375	0
*	Ultralife Corp.	62,844	500,867
	UniFirst Corp.	14,328	2,450,518
	Universal Logistics Holdings, Inc.	90,041	2,154,681
*	Upwork, Inc.	424,629	5,078,563
*	V2X, Inc.	50,506	2,392,974
*	Verra Mobility Corp.	395,338	9,986,238
	Vestis Corp.	173,810	1,053,289
*	Vicor Corp.	45,030	2,001,133
	Virco Mfg. Corp.	78,805	609,951
*	VirTra, Inc.	2,018	14,308
#	VSE Corp.	75,217	11,774,469
		Shares	Value†
INDUSTRIALS — (Continued)
	Wabash National Corp.	402,905	$4,012,934
#	Werner Enterprises, Inc.	179,692	4,981,062
*	Willdan Group, Inc.	47,861	4,082,543
	Willis Lease Finance Corp.	74,923	10,607,598
	WillScot Holdings Corp.	29,298	859,896
	Worthington Enterprises, Inc.	191,103	11,842,653
#*	Xometry, Inc., Class A	62,210	2,011,871
TOTAL INDUSTRIALS			1,188,956,874
INFORMATION TECHNOLOGY — (10.4%)
*	8x8, Inc.	33,670	65,320
*	908 Devices, Inc.	6,110	40,021
	A10 Networks, Inc.	265,422	4,889,073
*	ACI Worldwide, Inc.	125,873	5,357,155
	Adeia, Inc.	413,983	5,361,080
*	ADTRAN Holdings, Inc.	59,272	550,637
	Advanced Energy Industries, Inc.	59,549	8,272,547
*	Agilysys, Inc.	43,397	4,950,730
*	Airgain, Inc.	26,952	120,206
*	Alarm.com Holdings, Inc.	182,870	9,990,188
#*	Alithya Group, Inc., Class A	49,462	85,569
#*	Alkami Technology, Inc.	118	2,630
#*	Allegro MicroSystems, Inc.	92,559	2,907,278
*	Alpha & Omega Semiconductor Ltd.	109,585	2,791,130
*	Ambarella, Inc.	65,764	4,346,343
	Amkor Technology, Inc.	238,199	5,373,769
*	AmpliTech Group, Inc.	14,793	43,639
*	Amtech Systems, Inc.	44,592	209,805
#*	Applied Optoelectronics, Inc.	33,517	766,534
*	ASGN, Inc.	81,801	4,101,502
*	AstroNova, Inc.	59,126	668,124
#*	AvePoint, Inc.	312,470	5,961,928
*	Aviat Networks, Inc.	36,139	780,602
	Avnet, Inc.	171,148	9,060,575
*	Aware, Inc.	83,027	176,017
*	Axcelis Technologies, Inc.	92,647	6,271,275
*	Backblaze, Inc., Class A	8,424	42,036

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Bel Fuse, Inc. (BELFA US), Class A	29,469	$3,375,085
	Bel Fuse, Inc. (BELFB US), Class B	54,265	7,056,621
	Belden, Inc.	148,909	18,412,598
	Benchmark Electronics, Inc.	280,720	10,807,720
*	Bill Holdings, Inc.	177,831	7,620,058
*	Bit Digital, Inc.	372,396	1,083,672
*	BK Technologies Corp.	9,350	363,154
*	Blackbaud, Inc.	97,573	6,578,372
*	BlackLine, Inc.	155,627	8,369,620
*	Box, Inc., Class A	232,661	7,468,418
*	C3.ai, Inc., Class A	322,709	7,603,024
*	Calix, Inc.	149,836	8,494,203
#*	Cerence, Inc.	117,132	1,007,335
*	CEVA, Inc.	88,067	1,881,992
#*	Cipher Mining, Inc.	668,254	3,648,667
#*	Cleanspark, Inc.	801,489	9,112,930
	Clear Secure, Inc., Class A	192,284	5,655,072
*	Clearfield, Inc.	38,305	1,678,142
	Climb Global Solutions, Inc.	20,036	2,364,248
	Cognex Corp.	99,863	4,071,415
*	Cohu, Inc.	198,781	3,550,229
*	CommScope Holding Co., Inc.	634,043	5,199,153
*	Comtech Telecommunications Corp.	7,400	16,058
*	Consensus Cloud Solutions, Inc.	25,221	508,960
#*	Core Scientific, Inc.	519,389	7,032,527
*	CoreCard Corp.	10,350	299,633
*	Corsair Gaming, Inc.	335,273	3,037,573
*	CPI Card Group, Inc.	2,628	51,009
*	CPS Technologies Corp.	7,817	22,669
#	Crane NXT Co.	119,989	7,120,147
*	Crexendo, Inc.	20,517	114,280
*	CS Disco, Inc.	143,828	570,997
	CSP, Inc.	97,739	1,002,802
	CTS Corp.	197,527	7,741,083
*	CVD Equipment Corp.	28,652	110,597
*	Daily Journal Corp.	5,102	2,038,657
*	Daktronics, Inc.	185,479	3,008,469
*	Data I/O Corp.	49,450	160,218
*	Data Storage Corp.	9,283	43,816
*	Diebold Nixdorf, Inc.	52,370	2,947,907
*	Digi International, Inc.	231,060	7,534,867
*	Digital Turbine, Inc.	106,382	579,782
*	DigitalOcean Holdings, Inc.	185,573	5,170,064
*	Diodes, Inc.	88,602	4,374,281
*	DXC Technology Co.	616,391	8,389,082
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	E2open Parent Holdings, Inc.	362,845	$1,197,389
*	Eastman Kodak Co.	227,859	1,526,655
*	eGain Corp.	68,392	422,663
*	Electro-Sensors, Inc.	4,550	20,179
*	ePlus, Inc.	97,679	6,327,646
*	EverCommerce, Inc.	244	2,618
*	Everspin Technologies, Inc.	52,393	317,502
#*	Evolv Technologies Holdings, Inc.	97,171	636,956
*	Expensify, Inc., Class A	85,479	173,522
#*	Fastly, Inc., Class A	296,301	2,011,884
*	Five9, Inc.	148,212	3,828,316
*	FormFactor, Inc.	283,818	8,063,269
	Frequency Electronics, Inc.	67,479	1,794,941
*	Freshworks, Inc., Class A	284,757	3,698,993
*	Globant SA	68,161	5,743,246
*	Grid Dynamics Holdings, Inc.	237,888	2,257,557
*	GSI Technology, Inc.	54,160	235,596
	Hackett Group, Inc.	272,646	6,377,190
*	Harmonic, Inc.	496,806	4,227,819
#*	I3 Verticals, Inc., Class A	83,902	2,347,578
*	Ichor Holdings Ltd.	125,080	2,475,333
*	Identiv, Inc.	33,314	120,930
#*	indie Semiconductor, Inc., Class A	378,309	1,479,188
	Information Services Group, Inc.	145,438	626,838
*	Inseego Corp.	21,488	142,251
*	Insight Enterprises, Inc.	52,888	6,271,459
*	Intapp, Inc.	51,718	2,071,306
#	InterDigital, Inc.	40,446	10,443,157
*	inTEST Corp.	66,255	463,122
*	IPG Photonics Corp.	66,698	4,995,013
*	Itron, Inc.	69,037	8,597,868
*	Jamf Holding Corp.	390,557	3,101,023
*	JFrog Ltd.	123,171	5,346,853
*	Key Tronic Corp.	62,233	182,965
*	Kimball Electronics, Inc.	179,364	3,364,869
*	Knowles Corp.	428,309	8,698,956
	Kulicke & Soffa Industries, Inc.	194,312	6,365,661
*	KVH Industries, Inc.	84,966	449,470
*	Lantronix, Inc.	118,543	380,523
*	LGL Group, Inc.	51,187	372,401
#*	Life360, Inc.	15,333	1,174,354
	Littelfuse, Inc.	7,625	1,962,141
*	LiveRamp Holdings, Inc.	261,337	8,577,080

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Magnachip Semiconductor Corp.	78,504	$321,866
*	MaxLinear, Inc.	277,832	4,395,302
*	Meridianlink, Inc.	125,491	2,005,346
	Methode Electronics, Inc.	126,443	829,466
*	Mirion Technologies, Inc.	493,506	11,029,859
*	Mitek Systems, Inc.	167,515	1,510,985
*	M-Tron Industries, Inc.	10,563	464,561
*	N-able, Inc.	660,235	5,334,699
	Napco Security Technologies, Inc.	134,721	4,113,032
#*	Navitas Semiconductor Corp.	266,290	1,951,906
#*	nCino, Inc.	262,993	7,344,080
#*	NCR Voyix Corp.	520,479	7,088,924
*	NETGEAR, Inc.	85,242	1,981,877
*	NetScout Systems, Inc.	347,340	7,440,023
	Network-1 Technologies, Inc.	41,388	57,943
*	nLight, Inc.	127,459	2,677,914
*	Novanta, Inc.	30,622	3,767,118
#	NVE Corp.	18,276	1,157,419
*	Olo, Inc., Class A	123,457	1,293,829
*	ON24, Inc.	121,835	604,302
*	One Stop Systems, Inc.	5,148	27,748
	OneSpan, Inc.	76,523	1,128,714
*	Onto Innovation, Inc.	61,224	5,800,974
*	Ooma, Inc.	41,146	468,241
*	Optical Cable Corp.	27,967	125,292
#*	OSI Systems, Inc.	63,433	14,019,327
*	Ouster, Inc.	40,090	937,304
#*	PAR Technology Corp.	130,374	7,924,132
	PC Connection, Inc.	152,870	9,415,263
*	PDF Solutions, Inc.	146,386	3,254,161
#*	Penguin Solutions, Inc.	260,800	6,147,056
*	Photronics, Inc.	266,467	5,425,268
*	Plexus Corp.	178,667	22,780,042
	Power Integrations, Inc.	88,935	4,315,126
*	Powerfleet, Inc. NJ	332,810	1,351,209
	Progress Software Corp.	158,434	7,617,507
*	Qualys, Inc.	36,041	4,795,976
*	Rapid7, Inc.	146,129	3,086,244
	Red Violet, Inc.	29,884	1,324,758
*	Research Solutions, Inc.	4,781	12,741
*	RF Industries Ltd.	41,417	341,276
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ribbon Communications, Inc.	419,795	$1,578,429
#	Richardson Electronics Ltd.	99,509	1,003,051
*	RingCentral, Inc., Class A	235,148	5,993,923
#*	Riot Platforms, Inc.	613,663	8,229,221
*	Rogers Corp.	69,899	4,583,976
*	Sanmina Corp.	275,638	31,985,034
	Sapiens International Corp. NV	211,159	5,787,868
*	ScanSource, Inc.	154,727	6,009,597
*	SEMrush Holdings, Inc., Class A	192,628	1,725,947
*	Semtech Corp.	94,182	4,812,700
*	Silicon Laboratories, Inc.	49,382	6,507,066
#*	SkyWater Technology, Inc.	113,796	1,018,474
*	SmartRent, Inc.	113,310	114,443
*	SoundThinking, Inc.	15,277	174,311
*	Sprinklr, Inc., Class A	234,520	2,113,025
»	SRAX, Inc.	29,242	2,924
*	Synaptics, Inc.	110,721	6,942,207
*	Synchronoss Technologies, Inc.	4,646	34,009
*	Telos Corp.	232,558	597,674
*	Teradata Corp.	245,350	5,135,175
*	TransAct Technologies, Inc.	39,743	149,831
*	Trio-Tech International	14,028	76,312
*	TTM Technologies, Inc.	633,202	29,918,794
*	Turtle Beach Corp.	54,381	790,700
*	Ultra Clean Holdings, Inc.	166,252	3,743,995
*	Unisys Corp.	264,085	1,090,671
*	Veeco Instruments, Inc.	212,679	4,419,470
*	Verint Systems, Inc.	171,149	3,642,051
*	Viant Technology, Inc., Class A	31,785	460,883
*	Viasat, Inc.	233,567	3,837,506
*	Viavi Solutions, Inc.	611,800	6,148,590
	Vishay Intertechnology, Inc.	431,432	7,071,170
*	Vishay Precision Group, Inc.	90,206	2,392,263
*	WidePoint Corp.	3,168	9,536
#	Xerox Holdings Corp.	480,492	1,945,993
*	Xperi, Inc.	162,446	977,925
*	Yext, Inc.	118,717	963,982

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zeta Global Holdings Corp., Class A	370,090	$5,791,908
TOTAL INFORMATION TECHNOLOGY			732,786,643
MATERIALS — (4.8%)
	AdvanSix, Inc.	98,107	1,973,913
*	Alpha Metallurgical Resources, Inc.	51,391	6,067,735
	American Vanguard Corp.	110,702	427,310
	Ardagh Metal Packaging SA	370,432	1,466,911
*	Arq, Inc.	48,508	259,518
*	Ascent Industries Co.	37,820	485,231
	Ashland, Inc.	134,555	6,937,656
*	Aspen Aerogels, Inc.	293,890	2,251,197
	Avient Corp.	175,495	5,540,377
	Balchem Corp.	3,646	555,906
*	Bioceres Crop Solutions Corp.	15,939	54,511
	Cabot Corp.	85,732	6,188,136
	Caledonia Mining Corp. PLC	31,431	618,876
*	Century Aluminum Co.	343,569	7,276,791
	Chemours Co.	395,018	4,732,316
*	Clearwater Paper Corp.	91,424	2,062,525
*	Cleveland-Cliffs, Inc.	669,678	7,045,013
*	Coeur Mining, Inc.	991,018	8,611,946
*	Compass Minerals International, Inc.	125,533	2,501,873
*	Core Molding Technologies, Inc.	33,111	550,967
*	Dakota Gold Corp.	115,997	417,589
*	Ecovyst, Inc.	428,568	3,689,971
	Ferroglobe PLC	203,346	860,154
	Flexible Solutions International, Inc.	1,551	8,270
*	Flotek Industries, Inc.	49,503	596,511
	FMC Corp.	184,251	7,193,159
	Fortitude Gold Corp.	56,138	197,606
	Friedman Industries, Inc.	66,609	1,009,792
	Greif, Inc. (GEF US), Class A	95,064	6,029,910
	Greif, Inc. (GEF/B US), Class B	20,094	1,319,171
	Hawkins, Inc.	132,205	21,586,432
	HB Fuller Co.	113,758	6,393,200
	Hecla Mining Co.	2,207,764	12,672,565
	Huntsman Corp.	607,114	5,889,006
#*	Idaho Strategic Resources, Inc.	7,745	127,018
*	Ingevity Corp.	87,069	3,638,614
	Innospec, Inc.	97,757	7,810,784
		Shares	Value†
MATERIALS — (Continued)
*	Intrepid Potash, Inc.	50,315	$1,674,483
*	Ivanhoe Electric, Inc.	189,464	1,811,276
#	Kaiser Aluminum Corp.	59,485	4,598,785
*	Knife River Corp.	48,809	4,025,766
	Koppers Holdings, Inc.	86,690	2,848,633
	Kronos Worldwide, Inc.	241,175	1,290,286
*	Lifezone Metals Ltd.	4,002	17,649
*	LSB Industries, Inc.	71,554	553,112
*	Magnera Corp.	21,187	263,778
	Materion Corp.	112,014	11,795,074
	Mativ Holdings, Inc.	190,494	1,261,070
*	McEwen, Inc.	135,219	1,373,825
	Mercer International, Inc.	248,188	920,777
*	Metallus, Inc.	253,437	4,004,305
	Minerals Technologies, Inc.	162,479	9,448,154
#*	MP Materials Corp.	214,397	13,185,416
	Myers Industries, Inc.	150,509	2,204,957
	Nexa Resources SA	68,509	331,584
	Northern Technologies International Corp.	62,762	483,267
*	O-I Glass, Inc.	577,269	7,510,270
	Olin Corp.	180,305	3,414,977
	Olympic Steel, Inc.	48,410	1,505,551
	Orion SA	197,961	1,920,222
*	Perimeter Solutions, Inc.	285,861	4,610,938
	Quaker Chemical Corp.	43,735	5,004,159
#	Ramaco Resources, Inc. (METC US), Class A	155,677	3,168,027
	Ramaco Resources, Inc. (METCB US), Class B	7,517	102,081
*	Ranpak Holdings Corp.	252,193	920,504
*	Rayonier Advanced Materials, Inc.	247,507	950,427
††	Resolute Forest Products, Inc.	332,327	88,499
	Ryerson Holding Corp.	118,555	2,442,233
	Scotts Miracle-Gro Co.	113,047	7,083,525
	Sealed Air Corp.	304,574	8,914,881
	Sensient Technologies Corp.	113,565	12,752,214
*	Smith-Midland Corp.	1,828	63,560
	Sonoco Products Co.	117,179	5,281,258
	Stepan Co.	88,617	4,499,085
	SunCoke Energy, Inc.	324,614	2,398,897
	Sylvamo Corp.	155,378	7,158,264
*	Tredegar Corp.	122,421	1,066,287

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	TriMas Corp.	149,691	$5,348,459
	Trinseo PLC	21,387	57,103
	Tronox Holdings PLC	587,332	1,873,589
	U.S. Lime & Minerals, Inc.	272,304	27,116,032
	Warrior Met Coal, Inc.	193,538	9,943,982
	Worthington Steel, Inc.	148,857	4,543,116
TOTAL MATERIALS			336,878,797
REAL ESTATE — (1.2%)
*	AMREP Corp.	54,383	1,210,022
*	Anywhere Real Estate, Inc.	390,639	1,804,752
*	CKX Lands, Inc.	11,773	141,335
*	Compass, Inc., Class A	1,153,576	9,159,393
*	Cushman & Wakefield PLC	595,785	7,262,619
#	eXp World Holdings, Inc.	298,243	3,215,060
*	Five Point Holdings LLC, Class A	24,172	128,837
*	Forestar Group, Inc.	169,753	4,209,874
*	FRP Holdings, Inc.	159,764	4,217,770
*	Howard Hughes Holdings, Inc.	234,720	16,132,306
*»	JW Mays, Inc.	2,700	107,919
	Kennedy-Wilson Holdings, Inc.	506,085	3,704,542
	Marcus & Millichap, Inc.	204,712	6,378,826
*	Maui Land & Pineapple Co., Inc.	67,296	1,144,705
	Newmark Group, Inc., Class A	497,297	7,543,996
*	RE/MAX Holdings, Inc., Class A	66,331	510,085
	RMR Group, Inc., Class A	56,617	909,269
*	Seaport Entertainment Group, Inc.	53,376	1,231,384
	St. Joe Co.	295,676	14,931,638
*	Star Holdings	11,397	81,944
*	Stratus Properties, Inc.	52,202	831,839
*	Tejon Ranch Co.	127,690	2,293,312
TOTAL REAL ESTATE			87,151,427
UTILITIES — (2.6%)
	ALLETE, Inc.	104,755	6,906,497
	American States Water Co.	147,063	10,822,366
	Artesian Resources Corp., Class A	38,013	1,241,124
		Shares	Value†
UTILITIES — (Continued)
	Avista Corp.	266,241	$9,930,789
	Black Hills Corp.	135,715	7,841,613
	California Water Service Group	219,354	9,974,026
	Chesapeake Utilities Corp.	85,898	10,297,452
	Consolidated Water Co. Ltd.	59,603	1,733,851
	Genie Energy Ltd., Class B	178,967	3,636,609
	Global Water Resources, Inc.	39,894	380,988
	H2O America	125,871	6,078,311
*	Hallador Energy Co.	125,340	2,210,998
*	Hawaiian Electric Industries, Inc.	393,505	4,218,374
	MDU Resources Group, Inc.	341,634	5,893,187
	MGE Energy, Inc.	131,963	11,208,937
	Middlesex Water Co.	66,267	3,419,377
*	Montauk Renewables, Inc.	77,227	167,583
	New Jersey Resources Corp.	185,489	8,515,800
	Northwest Natural Holding Co.	146,473	5,847,202
	Northwestern Energy Group, Inc.	148,396	7,968,865
	ONE Gas, Inc.	101,097	7,349,752
	Ormat Technologies, Inc.	102,003	9,120,088
#	Otter Tail Corp.	176,267	13,604,287
	Portland General Electric Co.	195,743	8,048,952
*	Pure Cycle Corp.	96,891	949,532
	RGC Resources, Inc.	24,690	497,257
	Southwest Gas Holdings, Inc.	11,540	901,736
	Spire, Inc.	108,997	8,117,007
	TXNM Energy, Inc.	151,814	8,621,517
	Unitil Corp.	75,330	3,885,521
	York Water Co.	69,838	2,113,298
TOTAL UTILITIES			181,502,896
TOTAL COMMON STOCKS			6,474,021,597

U.S. Micro Cap Portfolio
CONTINUED
	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» M-Tron Industries, Inc. Warrants 03/11/2028	16,700	$30,060
TOTAL RIGHTS/WARRANTS		30,060
TOTAL INVESTMENT SECURITIES (Cost $4,447,555,639)		6,474,051,657

TEMPORARY CASH INVESTMENTS — (0.7%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	51,578,797	51,578,797
		Shares	Value†
SECURITIES LENDING COLLATERAL — (7.6%)
@§	The DFA Short Term Investment Fund	46,352,144	$536,155,248
TOTAL INVESTMENTS — (100.0%)
(Cost $5,035,264,203)^^			$7,061,785,702
As of July 31, 2025, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	162	09/19/25	$50,804,606	$51,631,425	$826,819
Total Futures Contracts			$50,804,606	$51,631,425	$826,819
As of July 31, 2025, the value of Rule 144A securities amounted to $1,816,878 or 0.0% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$240,398,551	$114,098	—	$240,512,649
Consumer Discretionary	894,703,405	54,810	—	894,758,215
Consumer Staples	247,964,167	1,186,504	—	249,150,671
Energy	353,661,775	—	—	353,661,775
Financials	1,499,040,156	175,175	$4,769	1,499,220,100
Health Care	707,809,911	818,587	813,052	709,441,550
Industrials	1,188,945,066	9,131	2,677	1,188,956,874
Information Technology	732,783,719	2,924	—	732,786,643
Materials	336,790,298	—	88,499	336,878,797
Real Estate	87,043,508	107,919	—	87,151,427
Utilities	181,502,896	—	—	181,502,896

U.S. Micro Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Information Technology	—	$30,060	—	$30,060
Temporary Cash Investments	$51,578,797	—	—	51,578,797
Securities Lending Collateral	—	536,155,248	—	536,155,248
Total Investments in Securities	$6,522,222,249	$538,654,456	$908,997˂˃	$7,061,785,702
Financial Instruments
Assets
Futures Contracts**	826,819	—	—	826,819
Total Financial Instruments	$826,819	—	—	$826,819
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.0%)
REAL ESTATE — (96.0%)
	Acadia Realty Trust	657,912	$12,316,113
#	Agree Realty Corp.	571,741	40,993,830
	Alexander & Baldwin, Inc.	220,176	3,958,764
	Alexander's, Inc.	11,410	2,866,078
	Alexandria Real Estate Equities, Inc.	815,440	62,324,079
	Alpine Income Property Trust, Inc.	38,524	541,262
	American Assets Trust, Inc.	234,254	4,457,854
	American Healthcare REIT, Inc.	264,860	10,234,190
	American Homes 4 Rent, Class A	1,826,936	63,376,410
	American Tower Corp.	2,573,649	536,322,715
	Americold Realty Trust, Inc.	1,351,927	21,738,986
	Apartment Investment & Management Co., Class A	642,154	5,400,515
	Apple Hospitality REIT, Inc.	1,103,913	12,970,978
	AvalonBay Communities, Inc.	770,168	143,466,895
	Bluerock Homes Trust, Inc.	21,940	308,257
	Braemar Hotels & Resorts, Inc.	239,983	527,963
#	Brandywine Realty Trust	814,724	3,258,896
	Brixmor Property Group, Inc.	1,669,103	43,613,661
	Broadstone Net Lease, Inc.	943,170	15,317,081
#	BRT Apartments Corp.	59,313	863,004
	BXP, Inc.	819,906	53,646,450
	Camden Property Trust	561,289	61,292,759
	CareTrust REIT, Inc.	998,066	31,738,499
	CBL & Associates Properties, Inc.	60,562	1,638,808
#	Centerspace	81,464	4,434,086
	Chatham Lodging Trust	223,862	1,526,739
	City Office REIT, Inc.	191,254	1,327,303
	Clipper Realty, Inc.	76,438	266,004
	Community Healthcare Trust, Inc.	137,965	2,120,522
#	COPT Defense Properties	614,497	16,763,478
		Shares	Value†
REAL ESTATE — (Continued)
#	Cousins Properties, Inc.	859,546	$23,293,697
	Crown Castle, Inc.	2,373,505	249,431,640
	CTO Realty Growth, Inc.	169,394	2,796,695
	CubeSmart	1,254,095	48,796,836
	Curbline Properties Corp.	500,970	11,071,437
	DiamondRock Hospitality Co.	980,802	7,571,791
	Digital Realty Trust, Inc.	1,797,416	317,136,079
	Diversified Healthcare Trust	648,738	2,121,373
#	Douglas Emmett, Inc.	808,860	12,262,318
#	Easterly Government Properties, Inc.	203,307	4,472,754
	EastGroup Properties, Inc.	275,880	45,034,651
	Elme Communities	419,692	6,328,955
	Empire State Realty Trust, Inc., Class A	677,041	4,901,777
#	EPR Properties	417,807	22,996,097
	Equinix, Inc.	522,843	410,520,638
	Equity LifeStyle Properties, Inc.	970,904	58,176,568
	Equity Residential	1,898,338	119,974,962
#	Essential Properties Realty Trust, Inc.	1,030,445	31,418,268
	Essex Property Trust, Inc.	334,249	86,964,905
	Extra Space Storage, Inc.	1,125,982	151,286,942
	Federal Realty Investment Trust	446,104	41,112,945
	First Industrial Realty Trust, Inc.	694,624	33,842,081
	Four Corners Property Trust, Inc.	510,787	12,892,264
	Franklin Street Properties Corp.	35,899	59,233
	Gaming & Leisure Properties, Inc.	1,540,630	70,221,915
#	Getty Realty Corp.	279,443	7,765,721
	Gladstone Commercial Corp.	251,953	3,313,182
	Global Medical REIT, Inc.	307,376	2,053,272
	Global Net Lease, Inc.	900,793	6,296,543
	Global Self Storage, Inc.	43,975	228,230
	Healthcare Realty Trust, Inc.	1,645,518	25,275,156

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Healthpeak Properties, Inc.	3,584,556	$60,722,379
	Highwoods Properties, Inc.	574,877	16,677,182
	Host Hotels & Resorts, Inc.	3,607,331	56,707,243
	Hudson Pacific Properties, Inc.	1,030,369	2,524,404
#	Independence Realty Trust, Inc.	1,180,290	19,793,463
	Industrial Logistics Properties Trust	264,038	1,404,682
	Innovative Industrial Properties, Inc.	148,938	7,700,095
#	InvenTrust Properties Corp.	389,975	10,751,611
	Invitation Homes, Inc.	3,399,547	104,196,116
	Iron Mountain, Inc.	1,627,545	158,457,781
#	JBG SMITH Properties	385,970	8,174,845
#	Kilroy Realty Corp.	564,195	20,796,228
	Kimco Realty Corp.	3,695,039	78,445,678
	Kite Realty Group Trust	1,092,569	24,014,667
#	Lamar Advertising Co., Class A	485,023	59,294,062
	LTC Properties, Inc.	220,041	7,490,196
	LXP Industrial Trust	1,418,473	11,007,350
	Macerich Co.	1,237,164	20,673,010
#	Medical Properties Trust, Inc.	2,516,677	10,368,709
#	Mid-America Apartment Communities, Inc.	627,007	89,304,607
	Modiv Industrial, Inc.	13,466	193,237
	National Health Investors, Inc.	238,168	16,638,416
#	National Storage Affiliates Trust	395,569	11,653,463
#*	NET Lease Office Properties	84,119	2,791,910
#	NETSTREIT Corp.	385,895	7,034,866
	NexPoint Residential Trust, Inc.	126,391	3,940,871
	NNN REIT, Inc.	1,022,166	42,174,569
	Omega Healthcare Investors, Inc.	1,523,659	59,270,335
	One Liberty Properties, Inc.	95,825	2,144,563
	Orion Properties, Inc.	158,580	415,480
#	Outfront Media, Inc.	679,156	11,905,605
	Paramount Group, Inc.	978,558	5,988,775
#	Park Hotels & Resorts, Inc.	961,522	10,249,825
	Peakstone Realty Trust	14,136	192,250
	Pebblebrook Hotel Trust	645,490	6,474,265
		Shares	Value†
REAL ESTATE — (Continued)
	Phillips Edison & Co., Inc.	641,775	$21,685,577
	Piedmont Realty Trust, Inc.	647,316	4,893,709
#	Plymouth Industrial REIT, Inc.	219,574	3,188,214
	Postal Realty Trust, Inc., Class A	78,333	1,073,945
	Prologis, Inc.	4,860,063	518,957,527
	Public Storage	835,711	227,263,249
	Realty Income Corp.	4,740,345	266,075,565
	Regency Centers Corp.	957,643	68,375,710
	Rexford Industrial Realty, Inc.	1,237,329	45,199,628
	RLJ Lodging Trust	762,515	5,642,611
	Ryman Hospitality Properties, Inc.	325,409	30,933,380
	Sabra Health Care REIT, Inc.	1,199,539	21,627,688
	Saul Centers, Inc.	74,829	2,410,990
	SBA Communications Corp.	580,963	130,554,005
	Service Properties Trust	767,157	2,017,623
	Sila Realty Trust, Inc.	199,963	4,887,096
	Simon Property Group, Inc.	1,719,171	281,583,018
#	SITE Centers Corp.	249,479	2,686,889
#	SL Green Realty Corp.	386,598	22,132,735
	STAG Industrial, Inc.	1,016,333	34,890,712
	Strawberry Fields REIT, Inc.	1,291	13,246
	Summit Hotel Properties, Inc.	565,104	2,949,843
	Sun Communities, Inc.	670,915	83,213,587
	Sunstone Hotel Investors, Inc.	1,011,909	8,854,204
	Tanger, Inc.	614,466	18,446,269
	Terreno Realty Corp.	530,897	29,459,475
	UDR, Inc.	1,737,653	68,272,386
	UMH Properties, Inc.	398,634	6,489,762
	Uniti Group, Inc.	1,163,411	6,189,347
	Universal Health Realty Income Trust	73,588	2,854,479
#	Urban Edge Properties	673,563	13,282,662
	Ventas, Inc.	2,413,878	162,164,324
	Veris Residential, Inc.	414,919	5,842,060
	VICI Properties, Inc.	5,713,027	186,244,680
	Vornado Realty Trust	839,708	32,261,581
	Welltower, Inc.	1,999,826	330,111,278
	Whitestone REIT	208,803	2,545,309
	WP Carey, Inc.	1,141,345	73,228,695

DFA Real Estate Securities Portfolio
CONTINUED
	Shares	Value†
REAL ESTATE — (Continued)
# Xenia Hotels & Resorts, Inc.	469,020	$5,961,244
TOTAL REAL ESTATE		6,663,268,144
TOTAL COMMON STOCKS Cost ($4,087,762,324)		6,663,268,144

TEMPORARY CASH INVESTMENTS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	71,808,294	71,808,294
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	17,865,885	$206,654,686
TOTAL INVESTMENTS — (100.0%)
(Cost $4,366,218,819)^^			$6,941,731,124
As of July 31, 2025, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	173	09/19/25	$52,752,973	$55,137,263	$2,384,290
Total Futures Contracts			$52,752,973	$55,137,263	$2,384,290
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$6,663,254,898	$13,246	—	$6,663,268,144
Temporary Cash Investments	71,808,294	—	—	71,808,294
Securities Lending Collateral	—	206,654,686	—	206,654,686
Total Investments in Securities	$6,735,063,192	$206,667,932	—	$6,941,731,124
Financial Instruments
Assets
Futures Contracts**	2,384,290	—	—	2,384,290
Total Financial Instruments	$2,384,290	—	—	$2,384,290
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.6%)
AUSTRALIA — (6.4%)
	AGL Energy Ltd.	306,099	$1,907,639
	ALS Ltd.	254,328	2,956,684
#	Ampol Ltd.	106,039	1,853,970
	Ansell Ltd.	1,372	26,266
	ANZ Group Holdings Ltd.	668,376	13,115,874
#	APA Group	500,287	2,690,737
	Aristocrat Leisure Ltd.	158,366	7,091,135
	ASX Ltd.	41,528	1,861,455
	Atlas Arteria Ltd.	365,025	1,205,743
	Aurizon Holdings Ltd.	842,974	1,749,868
	Bank of Queensland Ltd.	142,627	694,855
	Bendigo & Adelaide Bank Ltd.	291,242	2,281,665
	BHP Group Ltd. (BHP AU)	1,212,466	30,621,088
#	BHP Group Ltd. (BHP LN), Class DI	242,396	6,082,252
#	BHP Group Ltd. (BHP US), Sponsored ADR	300,265	15,214,428
	BlueScope Steel Ltd.	232,410	3,523,403
	Brambles Ltd.	571,987	8,751,082
	CAR Group Ltd.	73,718	1,794,261
	Challenger Ltd.	107,200	563,401
	Cleanaway Waste Management Ltd.	1,014,244	1,869,170
	Cochlear Ltd.	22,578	4,609,366
	Coles Group Ltd.	502,968	6,696,499
	Commonwealth Bank of Australia	389,227	44,188,754
	Computershare Ltd.	179,161	4,822,907
	CSL Ltd.	89,102	15,413,239
	Dyno Nobel Ltd.	351,699	661,357
	Endeavour Group Ltd.	708,932	1,856,469
	Evolution Mining Ltd.	1,217,835	5,511,579
	Fortescue Ltd.	638,579	7,225,046
	Harvey Norman Holdings Ltd.	414,306	1,536,180
	HUB24 Ltd.	37,812	2,566,496
	Insurance Australia Group Ltd.	1,347,639	7,564,861
#*	James Hardie Industries PLC (JHX AU), CDI	157,942	4,145,571
	JB Hi-Fi Ltd.	79,749	5,679,884
	Lottery Corp. Ltd.	827,246	2,869,203
#*	Lynas Rare Earths Ltd.	298,029	2,002,576
	Macquarie Group Ltd.	70,544	9,769,373
	Medibank Pvt Ltd.	873,230	2,854,068
	Myer Holdings Ltd.	60,476	23,345
		Shares	Value»
AUSTRALIA — (Continued)
	National Australia Bank Ltd.	761,920	$18,908,297
	Netwealth Group Ltd.	75,388	1,799,091
#*	NEXTDC Ltd.	202,074	1,860,717
	Northern Star Resources Ltd.	562,018	5,583,833
	Orica Ltd.	258,059	3,524,068
	Origin Energy Ltd.	639,687	4,783,458
*	Pilbara Minerals Ltd.	379,134	384,710
	Pinnacle Investment Management Group Ltd.	5,717	81,125
	Pro Medicus Ltd.	23,723	4,871,627
	Qantas Airways Ltd.	311,858	2,162,839
	QBE Insurance Group Ltd.	609,659	9,043,813
	Qube Holdings Ltd.	798,076	2,225,515
#	Ramsay Health Care Ltd.	68,368	1,692,428
	REA Group Ltd.	15,885	2,419,777
#	Reece Ltd.	79,223	685,957
	Rio Tinto Ltd.	133,373	9,485,209
*	Sandfire Resources Ltd.	79,154	532,514
	Santos Ltd.	2,230,872	11,225,494
	SEEK Ltd.	117,034	1,805,328
	SGH Ltd.	107,212	3,506,603
#	Sigma Healthcare Ltd.	659,469	1,218,115
	Sonic Healthcare Ltd.	199,908	3,530,143
	South32 Ltd. (S32 AU)	2,155,314	4,030,522
	Steadfast Group Ltd.	427,900	1,628,536
	Suncorp Group Ltd.	411,418	5,514,960
	Technology One Ltd.	173,263	4,532,305
#*	Telix Pharmaceuticals Ltd.	70,294	941,742
	Telstra Group Ltd. (TLS AU)	1,417,464	4,517,572
	TPG Telecom Ltd.	196,822	698,125
	Transurban Group	991,946	8,778,546
	Treasury Wine Estates Ltd.	295,168	1,427,322
	Wesfarmers Ltd.	328,349	17,960,525
	Westpac Banking Corp.	748,445	16,159,022
#	Whitehaven Coal Ltd.	5,978	24,518
	WiseTech Global Ltd.	48,021	3,637,118
	Woodside Energy Group Ltd. (WDS AU)	656,980	11,117,663
	Woodside Energy Group Ltd. (WDS LN)	43,801	748,474

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Woodside Energy Group Ltd. (WDS US), ADR	68,532	$1,160,247
	Woolworths Group Ltd.	355,661	7,180,119
	Worley Ltd.	184,151	1,567,140
*	Xero Ltd.	52,534	6,049,845
#	Yancoal Australia Ltd.	297,444	1,201,301
TOTAL AUSTRALIA			426,058,012
AUSTRIA — (0.3%)
	Erste Group Bank AG	129,852	11,874,169
	OMV AG	82,151	4,183,817
	Verbund AG	21,683	1,614,505
TOTAL AUSTRIA			17,672,491
BELGIUM — (0.8%)
	Ageas SA	100,830	6,855,633
	Anheuser-Busch InBev SA (ABI BB)	319,960	18,395,349
*	Argenx SE (ARGX BB)	4,901	3,291,654
*	Argenx SE (ARGX US), ADR	2,482	1,663,759
	D'ieteren Group	1,056	208,595
	Elia Group SA	265	30,574
	KBC Group NV	169,695	17,699,847
	UCB SA	40,527	8,707,421
TOTAL BELGIUM			56,852,832
CANADA — (10.2%)
	Agnico Eagle Mines Ltd. (AEM CN)	834	103,593
#	Agnico Eagle Mines Ltd. (AEM US)	182,318	22,673,066
	Alamos Gold, Inc. (AGI US), Class A	175,419	4,262,682
	Alimentation Couche-Tard, Inc.	260,232	13,522,448
	AltaGas Ltd.	156,204	4,611,941
	ARC Resources Ltd.	301,057	5,877,304
	AtkinsRealis Group, Inc.	73,331	5,192,339
#	Bank of Montreal (BMO CN)	21,007	2,318,714
	Bank of Montreal (BMO US)	158,839	17,542,179
	Bank of Nova Scotia (BNS CN)	153,045	8,514,895
#	Bank of Nova Scotia (BNS US)	194,153	10,796,848
	Barrick Mining Corp.	141,262	2,983,453
	Barrick Mining Corp. (B US)	569,896	12,036,204
	BCE, Inc. (BCE US)	17,800	415,274
		Shares	Value»
CANADA — (Continued)
*	Bombardier, Inc. (BBD/A CN), Class A	600	$69,869
*	Bombardier, Inc. (BBD/B CN), Class B	6,400	746,282
	Brookfield Corp. (BN CN)	77,509	5,191,725
	Brookfield Corp. (BN US)	56,121	3,762,913
	Brookfield Infrastructure Corp., Class A	1,120	43,705
#	Brookfield Renewable Corp.	66,670	2,442,122
*	CAE, Inc. (CAE CN)	27,144	774,004
*	CAE, Inc. (CAE US)	70,300	2,005,659
#	Cameco Corp. (CCJ US)	59,290	4,442,600
	Canadian Imperial Bank of Commerce (CM CN)	169,585	12,120,383
	Canadian Imperial Bank of Commerce (CM US)	129,198	9,229,905
	Canadian National Railway Co. (CNI US)	80,434	7,516,557
	Canadian National Railway Co. (CNR CN)	79,808	7,452,049
	Canadian Natural Resources Ltd. (CNQ CN)	20,072	635,362
	Canadian Natural Resources Ltd. (CNQ US)	788,913	25,008,542
	Canadian Pacific Kansas City Ltd. (CP CN)	61,565	4,527,622
	Canadian Pacific Kansas City Ltd. (CP US)	122,314	8,996,195
	Canadian Tire Corp. Ltd., Class A	2,056	275,370
#	Canadian Utilities Ltd., Class A	15,024	418,321
	CCL Industries, Inc., Class B	73,386	4,102,010
*	Celestica, Inc. (CLS US)	50,359	10,064,750
	Cenovus Energy, Inc. (CVE CN)	69,958	1,064,820
	Cenovus Energy, Inc. (CVE US)	514,815	7,840,632
	CGI, Inc. (GIB US)	82,960	7,999,833

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CGI, Inc. (GIBA CN)	199	$19,185
	Colliers International Group, Inc. (CIGI US)	503	75,807
	Constellation Software, Inc.	5,232	18,050,249
*	Descartes Systems Group, Inc. (DSG CN)	15,836	1,673,089
*	Descartes Systems Group, Inc. (DSGX US)	7,933	838,994
	Dollarama, Inc.	83,186	11,369,634
	Element Fleet Management Corp.	268,036	6,971,722
#	Emera, Inc.	133,662	6,276,017
	Empire Co. Ltd., Class A	77,942	3,103,955
	Enbridge, Inc. (ENB CN)	34,288	1,552,788
#	Enbridge, Inc. (ENB US)	486,747	22,044,772
	Endeavour Mining PLC	8,560	256,998
	Fairfax Financial Holdings Ltd.	5,567	9,846,551
*	First Quantum Minerals Ltd.	157,443	2,646,393
	FirstService Corp. (FSV CN)	2,265	446,461
	Fortis, Inc. (FTS CN)	146,619	7,174,342
	Fortis, Inc. (FTS US)	27,287	1,336,244
#	Franco-Nevada Corp. (FNV US)	46,016	7,331,729
	George Weston Ltd.	22,248	4,227,537
	GFL Environmental, Inc.	66,142	3,329,588
	Gildan Activewear, Inc. (GIL US)	3,453	174,411
	Great-West Lifeco, Inc.	45,469	1,707,385
Ω	Hydro One Ltd.	115,325	4,078,323
	iA Financial Corp., Inc.	71,974	7,045,203
	IGM Financial, Inc.	8,590	284,432
	Imperial Oil Ltd. (IMO US)	69,102	5,767,944
	Intact Financial Corp.	45,388	9,381,584
*	Ivanhoe Mines Ltd., Class A	134,750	1,051,276
	Keyera Corp.	21,473	674,131
	Kinross Gold Corp. (K CN)	729,955	11,679,491
	Kinross Gold Corp. (KGC US)	375,679	6,010,864
	Loblaw Cos. Ltd.	38,691	6,256,888
	Lundin Gold, Inc.	822	38,045
	Lundin Mining Corp.	441,451	4,508,178
		Shares	Value»
CANADA — (Continued)
	Magna International, Inc. (MGA US)	138,531	$5,679,771
	Manulife Financial Corp. (MFC CN)	215,608	6,670,839
	Manulife Financial Corp. (MFC US)	197,813	6,124,290
	Metro, Inc.	86,618	6,623,269
	National Bank of Canada	104,399	10,859,576
	Nutrien Ltd. (NTR CN)	12,443	738,264
	Nutrien Ltd. (NTR US)	204,402	12,125,103
	Open Text Corp. (OTEX US)	17,364	511,023
#	Pan American Silver Corp. (PAAS US)	173,732	4,694,239
	Pembina Pipeline Corp. (PBA US)	192,253	7,149,889
	Pembina Pipeline Corp. (PPL CN)	2,200	81,770
	Quebecor, Inc., Class B	7	197
	RB Global, Inc. (RBA CN)	15,049	1,629,476
#	RB Global, Inc. (RBA US)	52,280	5,659,833
	Restaurant Brands International, Inc. (QSR CN)	58,971	4,001,482
	Restaurant Brands International, Inc. (QSR US)	41,074	2,787,282
#	Rogers Communications, Inc. (RCI US), Class B	63,944	2,135,730
#	Rogers Communications, Inc. (RCIB CN), Class B	80,132	2,676,464
#	Royal Bank of Canada (RY CN)	296,511	38,046,110
	Royal Bank of Canada (RY US)	215,072	27,628,149
	Saputo, Inc.	19,078	400,120
*	Shopify, Inc. (SHOP CN), Class A	9,260	1,131,904
*	Shopify, Inc. (SHOP US), Class A	52,496	6,415,536
	Stantec, Inc. (STN CN)	43,878	4,796,306
	Stantec, Inc. (STN US)	2,600	284,336
	Sun Life Financial, Inc. (SLF CN)	86,813	5,292,987
	Sun Life Financial, Inc. (SLF US)	118,355	7,219,655

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Suncor Energy, Inc. (SU US)	561,710	$22,165,077
	TC Energy Corp. (TRP US)	195,287	9,350,342
	Teck Resources Ltd. (TECK US), Class B	201,224	6,531,731
	TELUS Corp.	81,584	1,314,200
	TFI International, Inc. (TFII US)	6,250	544,812
#	Thomson Reuters Corp. (TRI US)	26,392	5,302,417
	TMX Group Ltd.	89,105	3,623,106
	Toromont Industries Ltd.	3,116	315,940
	Toronto-Dominion Bank (TD CN)	95,463	6,953,035
	Toronto-Dominion Bank (TD US)	269,229	19,621,410
	Tourmaline Oil Corp.	198,086	8,430,378
	Waste Connections, Inc. (WCN CN)	22,131	4,132,667
	Waste Connections, Inc. (WCN US)	25,756	4,807,838
	West Fraser Timber Co. Ltd. (WFG CN)	26,343	1,826,291
#	Wheaton Precious Metals Corp. (WPM US)	24,884	2,277,135
	WSP Global, Inc.	39,837	8,202,581
TOTAL CANADA			681,574,940
DENMARK — (1.9%)
	AP Moller - Maersk AS (MAERSKA DC), Class A	971	1,905,266
	AP Moller - Maersk AS (MAERSKB DC), Class B	1,472	2,906,848
	Carlsberg AS, Class B	49,267	6,141,979
#	Coloplast AS, Class B	44,703	4,082,815
	Danske Bank AS	264,432	10,490,407
*	Demant AS	4,070	154,203
	DSV AS	71,219	15,959,103
*	Genmab AS (GMAB DC)	25,489	5,487,716
*	Genmab AS (GMAB US), Sponsored ADR	1,009	21,865
	Novo Nordisk AS (NOVOB DC), Class B	923,030	42,928,248
	Novonesis Novozymes B, Class B	195,607	12,655,286
#*Ω	Orsted AS	65,306	3,077,970
	Pandora AS	59,716	9,858,847
	Rockwool AS, Class A	430	18,929
	Rockwool AS, Class B	30,549	1,338,676
		Shares	Value»
DENMARK — (Continued)
#	Tryg AS	201,083	$4,850,507
#	Vestas Wind Systems AS	306,882	5,603,079
*	Zealand Pharma AS	3,356	173,632
TOTAL DENMARK			127,655,376
FINLAND — (0.9%)
	Fortum OYJ	211,567	3,881,349
	Kesko OYJ (KESKOA FH), Class A	40,100	872,892
	Kone OYJ, Class B	101,404	6,227,061
	Metso OYJ	51,952	652,480
#	Nokia OYJ (NOK US), Sponsored ADR	224,074	914,222
	Nokia OYJ (NOKIA FH)	1,564,193	6,374,627
	Nokia OYJ (NOKIA FP)	268,823	1,101,540
	Nordea Bank Abp (NDA FH)	816,647	11,916,335
	Nordea Bank Abp (NDA SS)	598,154	8,733,469
	Sampo OYJ, Class A	724,237	7,773,721
	UPM-Kymmene OYJ	157,021	4,069,633
	Wartsila OYJ Abp	283,201	7,824,390
TOTAL FINLAND			60,341,719
FRANCE — (8.8%)
	Accor SA	63,770	3,232,110
	Aeroports de Paris SA	14,111	1,712,715
	Air Liquide SA	110,773	21,793,086
	Airbus SE	134,972	27,136,804
*	Alstom SA	112,775	2,645,287
Ω	Amundi SA	28,160	2,081,037
	AXA SA	402,621	19,554,955
	BioMerieux	19,678	2,815,612
	BNP Paribas SA	230,011	20,971,995
	Bollore SE	356,077	2,053,873
	Bouygues SA	126,311	5,201,047
	Bureau Veritas SA	168,692	5,195,056
*	Canal & SA	340,073	1,082,373
	Capgemini SE	56,464	8,406,152
	Carrefour SA	57,895	829,694
	Cie de Saint-Gobain SA	167,824	19,252,282
	Cie Generale des Etablissements Michelin SCA	390,422	13,889,834
	Credit Agricole SA	260,750	4,798,977
	Danone SA	150,202	12,292,053
	Dassault Aviation SA	8,931	2,780,729
	Dassault Systemes SE	70,721	2,323,271
	Eiffage SA	10,954	1,470,415
	Engie SA	810,835	18,226,123
	EssilorLuxottica SA	55,442	16,485,920
	Eurofins Scientific SE	64,008	4,901,950

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
Ω	Euronext NV	37,614	$6,062,959
	Getlink SE	98,388	1,784,356
	Hermes International SCA	9,337	22,833,520
	Ipsen SA	9,676	1,140,143
	Kering SA	22,325	5,481,798
	Legrand SA	91,595	13,529,196
	L'Oreal SA	48,037	21,255,553
	LVMH Moet Hennessy Louis Vuitton SE	85,031	45,645,641
	Orange SA (ORA FP)	1,251,477	19,036,293
	Pernod Ricard SA	41,027	4,216,290
	Publicis Groupe SA (PUB FP)	104,028	9,506,255
	Renault SA	82,943	3,068,955
	Safran SA	106,656	35,169,942
	Sanofi SA (SAN FP)	216,767	19,459,310
	Sartorius Stedim Biotech	4,152	829,696
	Schneider Electric SE (0NWV LI)	935	242,812
	Schneider Electric SE (SU FP)	100,339	25,967,053
	Societe Generale SA	324,830	20,733,413
	Sodexo SA	16,069	955,679
	Sodexo, Inc.	16,625	992,259
	STMicroelectronics NV (STM FP)	178,896	4,546,452
#	STMicroelectronics NV (STM US)	187,899	4,778,272
	Thales SA	22,965	6,177,439
	TotalEnergies SE (TTE FP)	937,065	55,723,004
	TotalEnergies SE (TTE US), Sponsored ADR	18,895	1,125,197
	Veolia Environnement SA (VEOEY US), ADR	34,172	580,070
	Veolia Environnement SA (VIE FP)	229,655	7,782,789
	Vinci SA	184,373	25,611,025
	Vivendi SE	340,073	1,289,147
TOTAL FRANCE			586,657,868
GERMANY — (8.4%)
	adidas AG	69,786	13,338,116
	Allianz SE (ALIZY US), ADR	69,394	2,742,451
	Allianz SE (ALV GR)	73,809	29,167,666
	BASF SE	436,229	21,379,311
	Bayer AG	486,282	15,124,207
	Bayerische Motoren Werke AG	130,059	12,375,294
#	Beiersdorf AG	18,394	2,285,677
	Brenntag SE	6,178	383,278
	Commerzbank AG	484,764	17,677,315
		Shares	Value»
GERMANY — (Continued)
	Continental AG	57,566	$4,916,744
*	Covestro AG	101,939	6,908,520
	CTS Eventim AG & Co. KGaA	3,065	346,113
#	Daimler Truck Holding AG	260,984	12,695,634
	Deutsche Bank AG (DB US)	409,543	13,506,728
	Deutsche Bank AG (DBK GR)	18,657	614,497
	Deutsche Boerse AG	76,165	22,041,178
	Deutsche Lufthansa AG	346,934	2,974,900
	Deutsche Post AG	429,180	19,229,713
	Deutsche Telekom AG (DTE GR)	1,452,446	52,093,280
	Deutsche Wohnen SE	5,324	135,048
Ω	DWS Group GmbH & Co. KGaA	3,206	191,988
	E.ON SE	977,295	17,829,020
	Fresenius Medical Care AG (FME GR)	97,884	4,964,815
	Fresenius SE & Co. KGaA	186,413	8,897,610
	GEA Group AG	7,510	539,445
	Hannover Rueck SE	23,545	7,142,219
#Ω	Hapag-Lloyd AG	11,070	1,597,866
	Heidelberg Materials AG	77,789	17,945,494
	Hella GmbH & Co. KGaA	1,871	185,438
	Henkel AG & Co. KGaA	41,920	2,980,944
	HOCHTIEF AG	8,769	1,910,706
	Infineon Technologies AG (IFX GR)	539,375	21,188,329
	Knorr-Bremse AG	33,897	3,383,105
	Mercedes-Benz Group AG	273,739	15,499,170
	Merck KGaA	17,732	2,216,223
	MTU Aero Engines AG	19,977	8,617,243
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	46,347	30,342,018
	Nemetschek SE	37,203	5,542,989
	Qiagen NV	11,089	549,840
	Rheinmetall AG	17,893	35,419,123
	RWE AG	241,954	9,926,207
	SAP SE (SAP GR)	127,747	36,529,960
	Siemens AG (SIE GR)	131,209	33,419,342
*	Siemens Energy AG	178,818	20,703,309
Ω	Siemens Healthineers AG	58,295	3,139,922
	Symrise AG	50,107	4,542,061
*	Talanx AG	39,645	5,254,827
	Volkswagen AG	11,232	1,197,826

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Vonovia SE	251,595	$7,808,394
TOTAL GERMANY			559,401,103
HONG KONG — (1.7%)
	AIA Group Ltd.	3,249,000	30,294,214
	BOC Hong Kong Holdings Ltd.	1,008,000	4,526,176
#Ω	Budweiser Brewing Co. APAC Ltd.	477,900	501,672
	Cathay Pacific Airways Ltd.	1,108,000	1,646,838
	CK Asset Holdings Ltd.	718,486	3,292,245
	CK Hutchison Holdings Ltd.	829,962	5,402,224
	CK Infrastructure Holdings Ltd.	197,000	1,387,469
	CLP Holdings Ltd.	455,400	3,952,770
	Galaxy Entertainment Group Ltd.	722,000	3,520,951
#	Hang Seng Bank Ltd.	184,300	2,684,642
#	Henderson Land Development Co. Ltd.	572,571	2,003,583
	HK Electric Investments & HK Electric Investments Ltd.	903,500	704,318
	HKT Trust & HKT Ltd.	2,862,000	4,506,440
	Hong Kong & China Gas Co. Ltd.	1,910,661	1,705,386
	Hong Kong Exchanges & Clearing Ltd.	349,451	18,911,867
	MTR Corp. Ltd.	278,314	1,001,170
	PCCW Ltd.	599,000	429,152
	Power Assets Holdings Ltd.	365,207	2,404,558
	PRADA SpA	167,500	911,680
	Sands China Ltd.	692,800	1,677,108
*	Shandong Hi-Speed Holdings Group Ltd.	123,000	274,247
	Sino Land Co. Ltd.	1,739,584	2,005,217
	SITC International Holdings Co. Ltd.	595,000	1,923,791
	Sun Hung Kai Properties Ltd.	274,108	3,255,708
	Swire Pacific Ltd. (19 HK), Class A	195,000	1,762,670
	Swire Pacific Ltd. (87 HK), Class B	262,500	412,402
	Swire Properties Ltd.	339,000	908,591
	Techtronic Industries Co. Ltd.	458,000	5,476,603
Ω	WH Group Ltd.	5,480,735	5,486,972
	Wharf Real Estate Investment Co. Ltd.	633,609	2,011,590
		Shares	Value»
HONG KONG — (Continued)
#	Xinyi Glass Holdings Ltd.	221,980	$228,815
TOTAL HONG KONG			115,211,069
IRELAND — (0.4%)
	AIB Group PLC	891,345	7,031,508
	Bank of Ireland Group PLC	702,580	9,421,576
	Kerry Group PLC (KYGA ID), Class A	29,556	2,730,087
	Kerry Group PLC (KYGA LN), Class A	18,318	1,735,001
	Kingspan Group PLC (KSP ID)	66,776	5,541,866
TOTAL IRELAND			26,460,038
ISRAEL — (1.0%)
*	Airport City Ltd.	27,194	484,869
	Alony Hetz Properties & Investments Ltd.	49,249	513,377
	Amot Investments Ltd.	66,234	451,604
	Ashtrom Group Ltd.	20,618	429,663
#	Aura Investments Ltd.	9,074	60,588
	Azorim-Investment Development & Construction Co. Ltd.	15,399	99,622
	Azrieli Group Ltd.	9,244	908,215
	Bank Hapoalim BM	406,787	7,628,505
	Bank Leumi Le-Israel BM	544,991	10,081,666
	Bezeq The Israeli Telecommunication Corp. Ltd.	747,201	1,389,944
*	Big Shopping Centers Ltd.	3,720	708,542
#*	Camtek Ltd.	4,738	458,532
	Clal Insurance Enterprises Holdings Ltd.	34,262	1,642,661
	Delek Group Ltd.	6,339	1,287,366
	Delta Galil Ltd.	2,441	129,527
*	El Al Israel Airlines	37,233	150,309
	Elbit Systems Ltd. (ESLT IT)	1,836	847,006
	Elbit Systems Ltd. (ESLT US)	2	933
	Electra Ltd.	961	582,246
#	Energix-Renewable Energies Ltd.	93,195	363,025
*	Enlight Renewable Energy Ltd. (ENLT IT)	17,327	425,451
*	Enlight Renewable Energy Ltd. (ENLT US)	5,349	131,746

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Equital Ltd.	467	$20,264
*	Fattal Holdings 1998 Ltd.	3,434	618,075
	First International Bank of Israel Ltd.	30,269	2,102,412
	Formula Systems 1985 Ltd. (FORTY IT)	4,348	523,398
	Gav-Yam Lands Corp. Ltd.	14,388	160,596
	Harel Insurance Investments & Financial Services Ltd.	76,379	2,302,503
	Hilan Ltd.	7,611	621,792
	ICL Group Ltd.	146,860	914,924
	Israel Canada TR Ltd.	21,739	108,002
	Israel Discount Bank Ltd., Class A	621,182	5,940,692
	Kenon Holdings Ltd.	7,366	350,364
	Matrix IT Ltd.	21,993	808,380
	Melisron Ltd.	8,604	990,642
	Menora Mivtachim Holdings Ltd.	11,343	986,046
	Migdal Insurance & Financial Holdings Ltd.	235,484	718,663
	Mivne Real Estate KD Ltd.	218,369	823,125
	Mizrahi Tefahot Bank Ltd.	57,619	3,559,346
*	Nayax Ltd.	560	24,693
	Next Vision Stabilized Systems Ltd.	25,973	1,064,543
#*	Nice Ltd. (NICE US), Sponsored ADR	4,996	779,626
*	Nova Ltd. (NVMI IT)	4,380	1,168,017
	One Software Technologies Ltd.	17,883	462,033
*	OPC Energy Ltd.	43,681	656,163
	Partner Communications Co. Ltd.	3,393	31,248
	Paz Retail & Energy Ltd.	4,153	767,892
	Phoenix Financial Ltd.	125,395	4,272,595
	Shapir Engineering & Industry Ltd.	28,049	231,945
*	Shikun & Binui Ltd.	128,304	610,737
	Shufersal Ltd.	101,896	1,231,900
	Strauss Group Ltd.	14,893	399,910
	Tel Aviv Stock Exchange Ltd.	38,412	725,146
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	37,898	593,897
		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	271,359	$4,192,497
*	Tower Semiconductor Ltd. (TSEM IT)	34,410	1,596,686
	YH Dimri Construction & Development Ltd.	2,938	319,093
TOTAL ISRAEL			69,453,242
ITALY — (2.8%)
	Banca Mediolanum SpA	99,896	1,762,044
	Banca Monte dei Paschi di Siena SpA	51,166	435,598
	Banco BPM SpA	655,081	8,354,345
#	BPER Banca SpA	506,168	4,980,954
	Enel SpA	2,618,188	23,087,927
	Eni SpA (ENI IM)	968,032	16,521,725
	Ferrari NV (RACE IM)	35,703	15,656,201
	Ferrari NV (RACE US)	65	28,820
	FinecoBank Banca Fineco SpA	277,025	5,898,975
	Generali	131,581	4,908,730
	Intesa Sanpaolo SpA	3,534,898	21,298,677
	Leonardo SpA	132,436	7,138,714
#	Mediobanca Banca di Credito Finanziario SpA	236,095	5,197,950
	Moncler SpA	88,254	4,706,813
Ω	Poste Italiane SpA	154,290	3,333,421
	Prysmian SpA	75,797	6,053,408
	Recordati Industria Chimica e Farmaceutica SpA	50,467	2,894,468
	Snam SpA	516,930	2,995,745
	Stellantis NV (STLA UX)	26,989	239,932
	Stellantis NV (STLAM IM)	852,765	7,525,739
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	29,746	135,047
	Tenaris SA (TEN IM)	101,644	1,775,229
#	Tenaris SA (TS US), ADR	13,804	482,312
	Terna - Rete Elettrica Nazionale	480,460	4,648,905
	UniCredit SpA	494,070	36,350,583
	Unipol Assicurazioni SpA	5,185	103,999
TOTAL ITALY			186,516,261
JAPAN — (20.9%)
	ABC-Mart, Inc.	35,500	664,324

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Acom Co. Ltd.	211,300	$611,064
	Advantest Corp.	232,400	15,454,389
#	Aeon Co. Ltd.	216,811	6,925,563
	AGC, Inc.	105,400	3,171,978
	Air Water, Inc.	136,100	2,010,564
	Aisin Corp.	248,400	3,432,890
	Ajinomoto Co., Inc.	248,800	6,582,358
	ALSOK Co. Ltd.	219,600	1,529,645
	Amada Co. Ltd.	164,800	1,858,272
	ANA Holdings, Inc.	54,100	1,003,152
	Asahi Group Holdings Ltd.	551,800	7,000,178
	Asahi Intecc Co. Ltd.	73,900	1,150,038
	Asahi Kasei Corp.	656,912	4,570,632
	Asics Corp.	249,300	5,860,865
	Astellas Pharma, Inc.	734,975	7,620,677
	Azbil Corp.	160,300	1,497,908
	Bandai Namco Holdings, Inc.	197,700	6,393,009
	BayCurrent, Inc.	61,700	3,542,817
	BIPROGY, Inc.	49,200	1,983,996
	Bridgestone Corp.	225,113	9,105,858
	Brother Industries Ltd.	148,000	2,518,345
	Calbee, Inc.	20,501	376,248
	Canon Marketing Japan, Inc.	28,600	1,033,269
#	Canon, Inc. (7751 JP)	259,100	7,359,124
	Canon, Inc. (CAJ US), Sponsored ADR	19,755	562,820
	Capcom Co. Ltd.	118,700	3,021,595
	Central Japan Railway Co.	181,465	4,230,344
	Chiba Bank Ltd.	198,137	1,846,776
	Chubu Electric Power Co., Inc.	231,799	2,835,075
	Chugai Pharmaceutical Co. Ltd.	183,900	8,815,601
	Coca-Cola Bottlers Japan Holdings, Inc.	9,722	148,653
	COMSYS Holdings Corp.	60,800	1,393,831
	Concordia Financial Group Ltd.	460,464	3,053,442
	Cosmo Energy Holdings Co. Ltd.	48,094	2,134,536
	Cosmos Pharmaceutical Corp.	15,800	981,519
	Credit Saison Co. Ltd.	112,400	2,965,508
	CyberAgent, Inc.	165,800	1,660,543
	Dai Nippon Printing Co. Ltd.	161,200	2,482,393
	Daicel Corp.	5,700	49,032
	Daifuku Co. Ltd.	103,284	2,614,758
	Dai-ichi Life Holdings, Inc.	1,198,600	9,483,542
	Daiichi Sankyo Co. Ltd.	218,838	5,368,516
	Shares	Value»
JAPAN — (Continued)
Daikin Industries Ltd.	88,600	$10,893,880
Daito Trust Construction Co. Ltd.	26,300	2,692,532
Daiwa House Industry Co. Ltd.	228,500	7,554,418
Daiwa Securities Group, Inc.	513,300	3,573,519
Denso Corp.	438,100	5,943,886
Dentsu Group, Inc.	81,182	1,600,957
Dentsu Soken, Inc.	200	8,785
Disco Corp.	28,200	8,333,846
DMG Mori Co. Ltd.	61,100	1,411,851
East Japan Railway Co.	218,100	4,674,791
Ebara Corp.	200,000	3,652,166
Eisai Co. Ltd.	67,300	1,887,453
Electric Power Development Co. Ltd.	20,400	353,035
ENEOS Holdings, Inc.	1,399,470	7,345,304
EXEO Group, Inc.	28,300	371,723
FANUC Corp.	107,400	2,989,688
Fast Retailing Co. Ltd.	52,500	16,014,059
Food & Life Cos. Ltd.	49,400	2,488,101
Fuji Electric Co. Ltd.	57,400	2,853,824
Fuji Media Holdings, Inc.	23,019	542,639
FUJIFILM Holdings Corp.	245,000	5,081,845
Fujikura Ltd.	138,700	9,415,293
Fujitec Co. Ltd.	1,900	70,330
Fujitsu Ltd.	463,640	10,099,895
Fukuoka Financial Group, Inc.	79,500	2,167,729
Furukawa Electric Co. Ltd.	6,800	410,732
Fuyo General Lease Co. Ltd.	4,200	113,453
GMO Payment Gateway, Inc.	17,502	975,436
Gunma Bank Ltd.	118,391	1,108,605
Hachijuni Bank Ltd.	190,571	1,714,501
Hakuhodo DY Holdings, Inc.	135,600	1,067,095
Hamamatsu Photonics KK	107,700	1,314,489
Hankyu Hanshin Holdings, Inc.	89,948	2,344,193
Haseko Corp.	179,500	2,670,391
Hikari Tsushin, Inc.	5,600	1,505,608
Hirose Electric Co. Ltd.	14,700	1,845,807
Hitachi Construction Machinery Co. Ltd.	64,600	1,870,946
Hitachi Ltd. (6501 JP)	1,333,175	40,796,013
Honda Motor Co. Ltd. (7267 JP)	1,288,507	13,339,788

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	13,282	$414,930
	Horiba Ltd.	4,900	360,362
	Hoshizaki Corp.	27,700	948,525
	Hoya Corp.	107,200	13,524,640
#	Hulic Co. Ltd.	183,200	1,747,307
	Ibiden Co. Ltd.	51,358	2,171,987
	Idemitsu Kosan Co. Ltd.	545,795	3,508,704
	IHI Corp.	45,100	5,022,188
	Iida Group Holdings Co. Ltd.	73,650	1,033,003
	Inpex Corp.	501,917	7,146,671
	Internet Initiative Japan, Inc.	49,200	906,093
	Isetan Mitsukoshi Holdings Ltd.	137,580	1,944,346
	Isuzu Motors Ltd.	424,293	5,437,743
	ITOCHU Corp.	244,000	12,798,433
	Iyogin Holdings, Inc.	69,100	802,971
	J Front Retailing Co. Ltd.	161,300	2,174,285
	Japan Airlines Co. Ltd.	85,800	1,703,772
	Japan Airport Terminal Co. Ltd.	13,300	403,916
	Japan Exchange Group, Inc.	361,100	3,528,805
	Japan Post Bank Co. Ltd.	199,800	2,230,027
	Japan Post Holdings Co. Ltd.	490,590	4,543,190
	Japan Post Insurance Co. Ltd.	65,500	1,677,102
	Japan Steel Works Ltd.	14,300	881,989
	Japan Tobacco, Inc.	218,100	6,228,853
	JFE Holdings, Inc.	310,596	3,594,546
	JTEKT Corp.	45,664	394,622
	Kadokawa Corp.	30,600	743,197
	Kajima Corp.	166,500	4,170,934
	Kakaku.com, Inc.	52,699	895,697
	Kamigumi Co. Ltd.	300	8,431
	Kandenko Co. Ltd.	38,500	912,027
	Kansai Electric Power Co., Inc.	280,300	3,365,405
	Kansai Paint Co. Ltd.	13,500	191,159
	Kao Corp.	102,400	4,607,636
	Kawasaki Heavy Industries Ltd.	73,100	5,338,715
#	Kawasaki Kisen Kaisha Ltd.	171,600	2,424,174
	KDDI Corp.	1,079,400	17,714,683
	Keikyu Corp.	17,195	176,727
	Keisei Electric Railway Co. Ltd.	152,373	1,278,309
	Kewpie Corp.	53,000	1,448,380
	Keyence Corp.	26,304	9,514,980
		Shares	Value»
JAPAN — (Continued)
	Kikkoman Corp.	221,600	$1,946,747
	Kinden Corp.	65,500	2,062,379
	Kintetsu Group Holdings Co. Ltd.	77,028	1,478,205
	Kirin Holdings Co. Ltd.	257,100	3,387,978
	Kobayashi Pharmaceutical Co. Ltd.	5,100	179,354
	Kobe Bussan Co. Ltd.	55,100	1,467,275
	Kobe Steel Ltd.	260,200	2,858,843
	Koei Tecmo Holdings Co. Ltd.	23,424	306,714
	Koito Manufacturing Co. Ltd.	98,500	1,259,503
#	Kokusai Electric Corp.	11,900	262,649
	Komatsu Ltd.	298,500	9,617,038
	Konami Group Corp.	35,400	4,805,858
	Kose Corp.	2,430	93,256
	Kotobuki Spirits Co. Ltd.	5,800	77,393
	Kubota Corp. (6326 JP)	391,845	4,394,246
	Kuraray Co. Ltd.	222,000	2,744,690
	Kurita Water Industries Ltd.	50,400	1,942,782
	Kyocera Corp.	440,060	5,194,630
	Kyoto Financial Group, Inc.	111,152	2,010,822
	Kyowa Kirin Co. Ltd.	91,400	1,560,162
	Kyudenko Corp.	600	25,635
	Kyushu Electric Power Co., Inc.	186,400	1,652,454
	Kyushu Financial Group, Inc.	33,300	170,058
	Kyushu Railway Co.	65,500	1,583,968
	Lasertec Corp.	28,500	2,871,337
	Lion Corp.	14,600	142,244
	Lixil Corp.	164,140	1,901,581
	LY Corp.	608,800	2,225,264
#	M3, Inc.	149,500	1,838,670
	Makita Corp. (6586 JP)	79,100	2,448,787
	Marubeni Corp.	272,100	5,570,903
	Marui Group Co. Ltd.	91,200	1,857,378
	Maruwa Co. Ltd.	1,700	512,410
	MatsukiyoCocokara & Co.	120,440	2,473,197
	Mazda Motor Corp.	345,772	2,073,422
#	McDonald's Holdings Co. Japan Ltd.	26,100	1,042,258
	Mebuki Financial Group, Inc.	513,249	2,782,867
	Medipal Holdings Corp.	89,050	1,474,452
	MEIJI Holdings Co. Ltd.	104,568	2,114,467
*	Mercari, Inc.	8,600	131,209
	Minebea Mitsumi, Inc.	165,900	2,610,996

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MISUMI Group, Inc.	120,300	$1,732,324
	Mitsubishi Chemical Group Corp.	806,713	4,393,982
	Mitsubishi Corp.	740,400	14,603,187
	Mitsubishi Electric Corp.	419,700	9,439,992
	Mitsubishi Estate Co. Ltd.	254,253	4,760,230
#	Mitsubishi Gas Chemical Co., Inc.	87,700	1,515,029
	Mitsubishi HC Capital, Inc.	613,970	4,538,238
	Mitsubishi Heavy Industries Ltd.	570,900	13,631,035
	Mitsubishi Logistics Corp.	48,200	412,032
#	Mitsubishi Motors Corp.	429,799	1,129,373
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	1,737,372	23,945,796
	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	527,597	7,333,598
	Mitsui & Co. Ltd. (8031 JP)	543,510	11,064,037
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	1,616	668,782
	Mitsui Chemicals, Inc.	110,600	2,468,943
	Mitsui Fudosan Co. Ltd.	532,800	4,762,326
#	Mitsui OSK Lines Ltd.	117,900	3,962,889
	Miura Co. Ltd.	19,400	386,823
	Mizuho Financial Group, Inc. (8411 JP)	501,612	14,713,112
	MonotaRO Co. Ltd.	79,687	1,418,980
	MS&AD Insurance Group Holdings, Inc.	421,385	9,003,339
	Murata Manufacturing Co. Ltd.	419,700	6,246,847
	NEC Corp.	272,770	7,832,829
	Nexon Co. Ltd.	106,800	1,954,231
	NGK Insulators Ltd.	134,012	1,696,623
	NH Foods Ltd.	49,000	1,646,222
	NHK Spring Co. Ltd.	17,800	200,422
	Nichirei Corp.	140,200	1,687,315
	NIDEC Corp. (6594 JP)	174,344	3,345,012
	Nifco, Inc.	6,700	163,480
	Nikon Corp.	137,200	1,332,444
	Nintendo Co. Ltd.	87,700	7,329,868
	Nippon Express Holdings, Inc.	162,000	3,558,644
		Shares	Value»
JAPAN — (Continued)
	Nippon Paint Holdings Co. Ltd.	307,800	$2,609,386
	Nippon Sanso Holdings Corp.	83,000	2,937,663
	Nippon Steel Corp.	310,942	5,988,125
	Nippon Television Holdings, Inc.	9,700	209,791
	Nippon Yusen KK	142,800	5,007,963
	Nissan Chemical Corp.	58,167	1,896,171
#*	Nissan Motor Co. Ltd.	915,900	1,941,982
	Nisshin Seifun Group, Inc.	81,370	943,226
#	Nissin Foods Holdings Co. Ltd.	49,600	940,818
	Niterra Co. Ltd.	94,800	3,268,106
	Nitori Holdings Co. Ltd.	24,300	2,057,888
	Nitto Denko Corp.	342,200	7,081,452
	NOF Corp.	101,400	2,018,358
	Nomura Holdings, Inc. (8604 JP)	619,100	4,089,958
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	247,991	1,649,140
	Nomura Real Estate Holdings, Inc.	320,500	1,776,087
	Nomura Research Institute Ltd.	134,834	5,335,437
#	NS Solutions Corp.	33,800	792,758
	NTT, Inc.	7,319,800	7,391,983
	Obayashi Corp.	292,800	4,311,555
	OBIC Business Consultants Co. Ltd.	9,700	559,447
	Obic Co. Ltd.	92,500	3,293,238
	Odakyu Electric Railway Co. Ltd.	126,300	1,361,114
	Oji Holdings Corp.	472,500	2,302,898
	Olympus Corp.	428,600	5,120,504
	Omron Corp.	53,900	1,389,259
	Ono Pharmaceutical Co. Ltd.	142,695	1,595,725
	Open House Group Co. Ltd.	60,100	2,657,647
	Oracle Corp. Japan	12,652	1,368,243
	Oriental Land Co. Ltd.	202,700	4,173,699
	ORIX Corp. (8591 JP)	343,700	7,720,548
	Osaka Gas Co. Ltd.	131,100	3,317,004
	Otsuka Corp.	68,100	1,290,301
	Otsuka Holdings Co. Ltd.	124,900	5,946,452
	Pan Pacific International Holdings Corp.	140,592	4,703,680
	Panasonic Holdings Corp.	685,740	6,486,633

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Persol Holdings Co. Ltd.	1,105,565	$2,113,230
*	Rakuten Bank Ltd.	34,300	1,597,754
*	Rakuten Group, Inc.	445,113	2,252,144
	Recruit Holdings Co. Ltd.	381,000	22,605,156
	Renesas Electronics Corp.	573,100	6,970,646
	Resona Holdings, Inc.	552,231	5,027,512
	Resonac Holdings Corp.	118,700	2,854,514
	Ricoh Co. Ltd.	270,100	2,368,369
	Rinnai Corp.	43,500	1,073,664
	Rohm Co. Ltd.	138,248	1,739,694
	Rohto Pharmaceutical Co. Ltd.	60,052	857,187
	Ryohin Keikaku Co. Ltd.	119,200	5,580,678
	Sankyo Co. Ltd.	133,100	2,483,686
	Sankyu, Inc.	9,000	529,807
#	Sanrio Co. Ltd.	71,400	2,929,695
	Santen Pharmaceutical Co. Ltd.	148,192	1,637,360
	Sanwa Holdings Corp.	119,500	3,260,178
	Sapporo Holdings Ltd.	22,100	1,022,615
	SBI Holdings, Inc.	112,450	4,177,277
	SCREEN Holdings Co. Ltd.	34,900	2,722,545
	SCSK Corp.	55,699	1,733,069
	Secom Co. Ltd.	114,200	4,101,289
	Sega Sammy Holdings, Inc.	93,448	1,910,287
	Seibu Holdings, Inc.	109,000	3,045,972
	Seiko Epson Corp.	163,400	2,073,269
	Seino Holdings Co. Ltd.	24,500	372,640
	Sekisui Chemical Co. Ltd.	188,700	3,273,024
#	Sekisui House Ltd.	207,760	4,358,144
	Seven & i Holdings Co. Ltd.	890,228	11,736,047
	SG Holdings Co. Ltd.	170,100	1,887,159
#*	Sharp Corp.	90,600	428,318
	Shimadzu Corp.	77,300	1,711,165
	Shimamura Co. Ltd.	23,708	1,716,614
	Shimano, Inc.	18,300	2,001,945
	Shimizu Corp.	237,600	2,632,123
	Shin-Etsu Chemical Co. Ltd.	442,700	12,739,535
	Shionogi & Co. Ltd.	256,200	4,284,770
	Shiseido Co. Ltd.	102,191	1,661,168
#	Shizuoka Financial Group, Inc.	202,870	2,399,583
	Skylark Holdings Co. Ltd.	139,100	2,643,991
	SMC Corp.	7,500	2,609,801
#	Socionext, Inc.	17,900	337,322
	SoftBank Corp.	7,901,000	11,415,648
		Shares	Value»
JAPAN — (Continued)
	SoftBank Group Corp.	385,476	$29,434,536
	Sojitz Corp.	107,299	2,553,701
	Sompo Holdings, Inc.	309,182	9,116,858
	Sony Group Corp. (6758 JP)	2,161,700	51,996,018
	Square Enix Holdings Co. Ltd.	24,300	1,642,830
	Stanley Electric Co. Ltd.	36,200	682,714
	Subaru Corp.	332,586	6,118,189
	Sugi Holdings Co. Ltd.	63,300	1,531,931
	SUMCO Corp.	17,200	134,518
	Sumitomo Chemical Co. Ltd.	675,649	1,689,859
	Sumitomo Corp.	240,000	6,134,341
	Sumitomo Electric Industries Ltd.	353,200	8,764,547
	Sumitomo Forestry Co. Ltd.	291,000	2,923,282
	Sumitomo Heavy Industries Ltd.	9,310	206,184
	Sumitomo Metal Mining Co. Ltd.	110,236	2,424,673
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	814,620	20,550,096
	Sumitomo Mitsui Trust Group, Inc.	195,080	5,113,983
	Sumitomo Realty & Development Co. Ltd.	127,000	4,639,204
	Sumitomo Rubber Industries Ltd.	114,512	1,308,811
	Sundrug Co. Ltd.	43,000	1,274,479
	Suntory Beverage & Food Ltd.	71,700	2,165,033
	Suzuken Co. Ltd.	10,200	385,531
	Suzuki Motor Corp.	601,200	6,605,729
	Sysmex Corp.	204,764	3,326,565
	T&D Holdings, Inc.	172,600	4,214,671
	Taiheiyo Cement Corp.	7,501	183,301
	Taisei Corp.	61,700	3,689,282
	Takasago Thermal Engineering Co. Ltd.	5,900	286,271
#	Takashimaya Co. Ltd.	22,800	176,203
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	468,997	12,883,246
	TBS Holdings, Inc.	17,600	578,937
	TDK Corp. (6762 JP)	709,010	8,637,819
	TechnoPro Holdings, Inc.	500	15,835
	Terumo Corp.	188,400	3,194,749
	THK Co. Ltd.	39,800	1,118,737
	TIS, Inc.	90,799	2,896,662
	Tobu Railway Co. Ltd.	73,599	1,252,788

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toei Animation Co. Ltd.	18,500	$404,738
	Toei Co. Ltd.	9,200	317,758
	Toho Co. Ltd. (9602 JP)	29,400	1,854,940
	Toho Gas Co. Ltd.	200	5,585
	Tohoku Electric Power Co., Inc.	206,000	1,445,233
	Tokio Marine Holdings, Inc. (8766 JP)	655,243	26,309,901
	Tokyo Century Corp.	122,900	1,406,559
*	Tokyo Electric Power Co. Holdings, Inc.	642,472	2,432,748
	Tokyo Electron Ltd.	131,100	20,842,105
	Tokyo Gas Co. Ltd.	126,400	4,232,959
	Tokyo Ohka Kogyo Co. Ltd.	47,200	1,292,789
	Tokyo Tatemono Co. Ltd.	122,419	2,048,665
	Tokyu Corp.	193,118	2,173,869
	Tokyu Fudosan Holdings Corp.	454,800	3,207,092
	TOPPAN Holdings, Inc.	100,000	2,694,822
	Toray Industries, Inc.	571,293	3,907,562
	Tosoh Corp.	133,800	2,014,283
	TOTO Ltd.	52,800	1,344,087
	Toyo Seikan Group Holdings Ltd.	72,000	1,491,177
	Toyo Suisan Kaisha Ltd.	26,600	1,699,437
	Toyo Tire Corp.	36,512	773,363
	Toyoda Gosei Co. Ltd.	4,800	101,299
	Toyota Boshoku Corp.	2,619	37,217
	Toyota Industries Corp.	30,100	3,218,671
	Toyota Motor Corp. (7203 JP)	2,968,515	52,802,763
	Toyota Motor Corp. (TM US), Sponsored ADR	15,100	2,702,447
	Toyota Tsusho Corp.	247,980	5,683,289
	Trend Micro, Inc. (4704 JP)	47,000	2,865,986
	Tsuruha Holdings, Inc.	23,900	1,759,150
	Unicharm Corp.	386,297	2,672,073
	USS Co. Ltd.	181,300	1,970,529
	Welcia Holdings Co. Ltd.	37,199	624,187
	West Japan Railway Co.	161,700	3,540,296
#	Yakult Honsha Co. Ltd.	83,100	1,336,874
	Yamada Holdings Co. Ltd.	49,900	152,081
	Yamaguchi Financial Group, Inc.	32,400	366,729
		Shares	Value»
JAPAN — (Continued)
	Yamaha Corp.	156,600	$1,128,634
	Yamaha Motor Co. Ltd.	567,900	4,107,519
	Yamato Holdings Co. Ltd.	95,800	1,385,190
	Yamato Kogyo Co. Ltd.	21,200	1,189,607
	Yamazaki Baking Co. Ltd.	54,200	1,157,838
	Yaoko Co. Ltd.	6,100	394,776
	Yaskawa Electric Corp.	81,100	1,696,270
	Yokogawa Electric Corp.	76,200	2,031,041
	Yokohama Rubber Co. Ltd.	91,300	2,610,441
	Zenkoku Hosho Co. Ltd.	11,193	238,804
	Zensho Holdings Co. Ltd.	30,700	1,615,539
	ZOZO, Inc.	138,300	1,369,083
TOTAL JAPAN			1,396,876,733
NETHERLANDS — (3.4%)
Ω	ABN AMRO Bank NV	210,945	6,098,090
*Ω	Adyen NV	3,385	5,805,785
	Aegon Ltd. (AGN NA)	186,432	1,332,342
	Akzo Nobel NV	8,086	507,805
#	ArcelorMittal SA (MT US)	191,470	6,056,215
	ASM International NV	19,135	9,262,430
	ASML Holding NV (ASML NA)	30,871	21,395,676
#	ASML Holding NV (ASML US)	67,386	46,813,728
	ASR Nederland NV	106,539	7,076,737
	Coca-Cola Europacific Partners PLC	102,049	10,015,574
	HAL Trust	3,624	514,238
	Havas NV	340,073	546,268
	Heineken NV	72,335	5,677,693
	ING Groep NV (INGA NA)	811,477	18,911,818
	JDE Peet's NV	19,661	583,048
	Koninklijke Ahold Delhaize NV (AD NA)	477,963	18,877,817
	Koninklijke KPN NV	2,098,613	9,375,550
#	Koninklijke Philips NV (PHG US)	175,457	4,596,973
	Koninklijke Philips NV (PHIA NA)	142,434	3,719,711
	NN Group NV	162,562	10,946,209
	Prosus NV (PRX NA)	247,466	14,136,678
#	Universal Music Group NV	313,880	9,029,352

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Wolters Kluwer NV	112,269	$17,486,898
TOTAL NETHERLANDS			228,766,635
NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	250,340	1,295,952
	Auckland International Airport Ltd.	326,312	1,447,665
#	Chorus Ltd. (CNU NZ)	377,181	1,935,409
	Contact Energy Ltd.	332,894	1,784,098
	EBOS Group Ltd.	59,242	1,427,566
	Fisher & Paykel Healthcare Corp. Ltd.	139,336	3,019,038
*	Fletcher Building Ltd. (FBU NZ)	358,567	639,653
	Fonterra Co-Operative Group Ltd.	22,286	91,703
#	Infratil Ltd.	232,307	1,586,216
	Mainfreight Ltd.	29,044	1,012,421
	Mercury NZ Ltd.	200,803	731,685
	Meridian Energy Ltd.	293,126	985,454
#	Port of Tauranga Ltd.	117,196	480,337
	Spark New Zealand Ltd.	663,722	949,038
	Summerset Group Holdings Ltd.	22,395	150,791
	Vector Ltd.	65,942	170,813
TOTAL NEW ZEALAND			17,707,839
NORWAY — (0.7%)
	Aker ASA, Class A	6,538	450,125
	Aker BP ASA	131,797	3,170,589
	Austevoll Seafood ASA	53,414	491,521
*Ω	AutoStore Holdings Ltd.	67,198	47,209
	Bakkafrost P	10,429	416,578
	Borregaard ASA	38,026	733,536
#Ω	BW LPG Ltd.	74,997	996,988
*	Cadeler AS (CADLR NO)	32,799	172,662
*	Cadeler AS (CDLR US), ADR	8,063	169,001
	DNB Bank ASA	220,050	5,567,206
*Ω	Entra ASA	18,738	230,096
	Equinor ASA	343,106	8,813,559
#	Frontline PLC	61,270	1,128,243
	Gjensidige Forsikring ASA	31,239	821,699
#	Golar LNG Ltd.	6,906	284,251
	Golden Ocean Group Ltd.	32,696	269,809
	Hafnia Ltd.	151,063	830,180
	Kongsberg Gruppen ASA	88,595	2,647,496
#	Leroy Seafood Group ASA	99,660	453,360
		Shares	Value»
NORWAY — (Continued)
	Mowi ASA	83,404	$1,553,609
*	Nordic Semiconductor ASA	15,453	210,085
	Norsk Hydro ASA	341,534	2,024,269
#	Orkla ASA	93,852	986,950
	Protector Forsikring ASA	20,382	995,121
#	Salmar ASA	12,699	514,318
	SpareBank 1 Sor-Norge ASA	79,319	1,389,228
	Storebrand ASA	257,410	3,655,294
	Subsea 7 SA	98,067	1,900,437
	Telenor ASA	127,673	1,958,618
	TGS ASA	34,128	250,733
#	TOMRA Systems ASA	45,197	627,790
	Var Energi ASA	189,869	650,369
	Veidekke ASA	54,374	864,195
#	Vend Marketplaces ASA	10,518	415,166
	Vend Marketplaces ASA, Class B	15,214	571,647
	Wallenius Wilhelmsen ASA	75,368	674,256
	Wilh Wilhelmsen Holding ASA, Class A	3,312	152,836
	Yara International ASA	43,860	1,621,379
TOTAL NORWAY			48,710,408
PORTUGAL — (0.2%)
#	EDP Renovaveis SA	20,462	240,238
	EDP SA (EDP PL)	1,302,139	5,628,314
	Galp Energia SGPS SA	333,437	6,367,058
	Jeronimo Martins SGPS SA	117,292	2,859,305
TOTAL PORTUGAL			15,094,915
SINGAPORE — (1.1%)
	CapitaLand Investment Ltd.	773,550	1,647,508
	City Developments Ltd.	113,500	537,328
	DBS Group Holdings Ltd.	548,748	20,141,504
#	Genting Singapore Ltd.	2,058,500	1,161,166
	Hongkong Land Holdings Ltd.	443,000	2,676,044
	Jardine Cycle & Carriage Ltd.	75,310	1,525,013
	Keppel Ltd.	497,900	3,234,775
	Oversea-Chinese Banking Corp. Ltd.	863,257	11,187,084
	SATS Ltd.	251,200	612,939
	Seatrium Ltd.	509,148	884,879

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Sembcorp Industries Ltd.	511,720	$3,042,732
#	Singapore Airlines Ltd.	733,700	3,832,235
	Singapore Exchange Ltd.	307,800	3,774,121
	Singapore Technologies Engineering Ltd.	564,800	3,799,568
	Singapore Telecommunications Ltd.	599,650	1,787,045
	United Overseas Bank Ltd.	419,865	11,664,999
	UOL Group Ltd.	81,687	431,813
	Wilmar International Ltd.	903,900	2,045,848
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	2,950,380
TOTAL SINGAPORE			76,936,981
SOUTH AFRICA — (0.0%)
*	Valterra Platinum Ltd.	32,515	1,451,403
SPAIN — (2.9%)
	ACS Actividades de Construccion y Servicios SA	126,217	8,710,836
Ω	Aena SME SA	252,570	6,801,232
	Amadeus IT Group SA	160,860	12,916,053
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	1,401,013	23,366,457
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	729,514	12,204,769
	Banco de Sabadell SA	2,511,975	9,271,450
	Banco Santander SA (SAN SM)	4,087,130	35,111,640
	Bankinter SA	8,765	125,114
	CaixaBank SA	1,480,865	13,932,423
Ω	Cellnex Telecom SA	130,992	4,622,645
	Endesa SA	108,730	3,151,021
	Ferrovial SE	108,688	5,571,664
	Iberdrola SA	1,051,463	18,480,850
	Industria de Diseno Textil SA	322,128	15,387,096
	Mapfre SA	41,985	170,987
#	Naturgy Energy Group SA	23,376	733,140
	Redeia Corp. SA	84,510	1,638,309
	Repsol SA (REP SM)	482,574	7,316,671
#	Telefonica SA (TEF SM)	2,057,219	10,616,881
		Shares	Value»
SPAIN — (Continued)
	Telefonica SA (TEF US), Sponsored ADR	163,106	$838,365
TOTAL SPAIN			190,967,603
SWEDEN — (2.7%)
	AAK AB	54,219	1,394,752
	AddTech AB, Class B	86,646	2,912,881
	Alfa Laval AB	60,529	2,629,840
*	Asmodee Group AB, Class B	26,150	329,322
	Assa Abloy AB, Class B	199,102	6,588,331
	Atlas Copco AB (ATCOA SS), Class A	671,935	10,232,484
	Atlas Copco AB (ATCOB SS), Class B	412,967	5,588,745
	Atrium Ljungberg AB, Class B	49,796	161,059
	Avanza Bank Holding AB	71,879	2,647,991
	Axfood AB	40,005	1,192,081
	Beijer Ref AB	86,928	1,459,251
	Betsson AB, Class B	72,629	1,229,781
	Billerud Aktiebolag	55,861	474,300
*	Boliden AB	143,974	4,406,932
	Bure Equity AB	20,638	609,261
*	Camurus AB	11,372	789,032
#	Castellum AB	127,644	1,453,043
	Catena AB	13,056	589,795
	Epiroc AB (EPIA SS), Class A	177,442	3,611,504
	Epiroc AB (EPIB SS), Class B	99,521	1,784,012
	EQT AB	29,688	992,295
	Essity AB (ESSITYA SS), Class A	8,605	212,211
	Essity AB (ESSITYB SS), Class B	156,516	3,859,295
Ω	Evolution AB	41,375	3,680,764
#	Fabege AB	92,014	770,649
*	Fastighets AB Balder, Class B	219,988	1,485,379
	Getinge AB, Class B	79,031	1,559,935
#	H & M Hennes & Mauritz AB, Class B	192,384	2,591,728
	Hemnet Group AB	45,149	1,300,222
	Hexagon AB, Class B	359,770	3,953,181
	Hexpol AB	116,699	1,004,894
	Holmen AB (HOLMB SS), Class B	30,769	1,143,580
	Hufvudstaden AB, Class A	9,910	119,917

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Husqvarna AB (HUSQA SS), Class A	12,600	$68,149
	Husqvarna AB (HUSQB SS), Class B	142,561	772,125
	Indutrade AB	83,885	2,037,097
	Lagercrantz Group AB, Class B	111,522	2,589,221
	Lifco AB, Class B	50,995	1,816,497
	Loomis AB	38,043	1,504,194
	Medicover AB, Class B	35,267	987,953
Ω	Munters Group AB	59,686	839,977
	Mycronic AB	85,274	1,850,350
	Nibe Industrier AB, Class B	239,824	1,106,646
	Nordnet AB publ	59,465	1,605,917
	Pandox AB	52,404	932,700
	Peab AB, Class B	37,153	279,412
	Saab AB, Class B	46,916	2,551,948
	Sagax AB (SAGAB SS), Class B	72,944	1,543,905
	Sandvik AB	245,661	5,994,045
	Sectra AB, Class B	52,754	1,955,906
	Securitas AB, Class B	225,286	3,343,545
*Ω	Sinch AB	9,412	32,311
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	442,167	7,734,618
	Skanska AB, Class B	148,452	3,462,864
	SKF AB (SKFA SS), Class A	5,065	119,169
	SKF AB (SKFB SS), Class B	161,381	3,758,957
	SSAB AB (SSABA SS), Class A	135,094	779,039
#	SSAB AB (SSABB SS), Class B	307,719	1,739,127
	Svenska Cellulosa AB SCA (SCAA SS), Class A	8,605	108,195
	Svenska Cellulosa AB SCA (SCAB SS), Class B	195,223	2,448,320
	Svenska Handelsbanken AB (SHBA SS), Class A	292,444	3,563,248
#	Svenska Handelsbanken AB (SHBB SS), Class B	3,612	70,580
	Sweco AB, Class B	73,964	1,166,747
	Swedbank AB, Class A	196,031	5,219,919
*	Swedish Orphan Biovitrum AB	46,038	1,265,883
	Tele2 AB, Class B	284,401	4,395,449
		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	17,870	$130,015
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	1,161,673	8,437,905
#	Telia Co. AB	1,256,555	4,437,788
Ω	Thule Group AB	28,096	794,604
	Trelleborg AB, Class B	97,629	3,547,329
	Vitrolife AB	1,584	23,277
	Volvo AB (VOLVA SS), Class A	82,123	2,354,468
	Volvo AB (VOLVB SS), Class B	647,552	18,597,555
#*	Volvo Car AB, Class B	344,095	658,052
#	Wallenstam AB, Class B	162,936	738,463
	Wihlborgs Fastigheter AB	108,561	1,066,836
TOTAL SWEDEN			181,188,752
SWITZERLAND — (7.7%)
	ABB Ltd.	293,918	19,192,284
#	Alcon AG	192,210	16,830,258
	Baloise Holding AG	3,771	903,776
	Banque Cantonale Vaudoise	3,172	367,077
	BKW AG	3,719	830,351
	Chocoladefabriken Lindt & Spruengli AG	35	5,117,779
	Cie Financiere Richemont SA, Class A	144,014	23,514,056
	DSM-Firmenich AG	28,398	2,728,464
#	EMS-Chemie Holding AG	2,147	1,689,240
	Geberit AG	14,480	11,093,105
	Givaudan SA	2,013	8,415,038
	Helvetia Holding AG	3,853	926,575
	Holcim AG (HOLN SW)	188,609	15,041,553
	Julius Baer Group Ltd.	92,739	6,275,116
	Kuehne & Nagel International AG	17,809	3,630,879
#	Logitech International SA (LOGI US)	35,716	3,317,302
	Logitech International SA (LOGN SW)	13,924	1,291,129
	Lonza Group AG	24,189	16,858,980
	Nestle SA	754,616	65,936,130
	Novartis AG (NOVN SW)	340,245	38,749,497
#	Novartis AG (NVS US), Sponsored ADR	311,015	35,374,846
	Partners Group Holding AG	8,371	11,253,106

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Roche Holding AG (RO SW)	10,773	$3,580,246
	Roche Holding AG (ROG SW)	238,936	74,565,175
	Sandoz Group AG (SDZ SW)	192,877	11,030,422
	Sandoz Group AG (SDZNY US), ADR	39,055	2,226,560
	Schindler Holding AG	9,697	3,401,022
	SGS SA	67,443	6,853,110
	Sika AG	48,315	11,401,350
	Sonova Holding AG	17,883	4,867,895
	Straumann Holding AG	24,044	2,929,517
#	Swatch Group AG (UHRN SW)	5,610	204,335
	Swiss Life Holding AG	11,467	11,877,491
	Swiss Prime Site AG	12,033	1,664,269
	Swiss Re AG	147,397	26,384,263
	Swisscom AG	17,356	12,059,544
#*	UBS Group AG (UBS US)	255,910	9,553,134
	UBS Group AG (UBSG SW)	411,734	15,301,685
Ω	VAT Group AG	8,385	2,936,332
	Zurich Insurance Group AG	41,362	28,213,276
TOTAL SWITZERLAND			518,386,167
UNITED KINGDOM — (12.7%)
	3i Group PLC	253,076	13,828,608
	Admiral Group PLC	92,548	4,171,738
Ω	Airtel Africa PLC	417,916	1,125,017
	Anglo American PLC	384,014	10,805,422
	Antofagasta PLC	108,642	2,679,286
	Ashtead Group PLC	190,595	12,733,902
	Associated British Foods PLC	142,156	4,116,196
	AstraZeneca PLC (AZN LN)	128,443	18,738,759
	AstraZeneca PLC (AZN US), Sponsored ADR	573,284	41,901,328
Ω	Auto Trader Group PLC	474,580	5,239,263
	Aviva PLC	959,090	8,194,472
	BAE Systems PLC	589,279	14,060,560
	Barclays PLC (BARC LN)	1,697,316	8,296,511
	Barclays PLC (BCS US), Sponsored ADR	322,425	6,325,978
	Barratt Redrow PLC	585,678	2,884,142
	Beazley PLC	46,456	547,378
	BP PLC (BP LN)	2,286,869	12,258,258
#	BP PLC (BP US), Sponsored ADR	748,670	24,069,757
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco PLC (BATS LN)	442,204	$23,692,108
	British American Tobacco PLC (BTI US), Sponsored ADR	22,867	1,227,501
	BT Group PLC	4,335,302	11,839,868
	Bunzl PLC	94,984	2,818,884
*	Carnival PLC (CCL LN)	20,899	568,682
	Centrica PLC	2,668,294	5,800,211
	Coca-Cola HBC AG	77,054	4,004,665
	Compass Group PLC	437,966	15,389,889
Ω	ConvaTec Group PLC	259,953	800,922
	DCC PLC	27,022	1,692,416
#	Diageo PLC (DEO US), Sponsored ADR	51,045	4,999,858
	Diageo PLC (DGE LN)	169,923	4,118,516
	Diploma PLC	56,315	3,986,534
	easyJet PLC	41,783	270,932
	Entain PLC	25,047	336,349
	Experian PLC	333,209	17,557,024
	Fresnillo PLC	115,106	2,122,402
	Games Workshop Group PLC	2,318	496,660
	Glencore PLC	3,172,321	12,731,542
	GSK PLC (GSK LN)	714,113	13,135,385
#	GSK PLC (GSK US), Sponsored ADR	363,226	13,493,831
	Haleon PLC (HLN LN)	1,772,030	8,312,005
#	Haleon PLC (HLN US), ADR	201,265	1,897,929
	Halma PLC	94,722	4,053,012
	HSBC Holdings PLC (HSBA LN)	2,540,701	30,953,286
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	489,951	30,033,996
	ICG PLC	131,593	3,767,845
	IMI PLC	17,244	503,782
	Imperial Brands PLC	378,415	14,750,382
	Informa PLC	432,233	4,942,601
	InterContinental Hotels Group PLC (IHG LN)	56,200	6,465,255
#	InterContinental Hotels Group PLC (IHG US), ADR	1,227	142,575
	International Consolidated Airlines Group SA	119,677	597,977
	Intertek Group PLC	72,170	4,692,492
	Investec PLC	30,816	227,942
	J Sainsbury PLC	923,337	3,692,048
	Kingfisher PLC	99,334	353,212

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Legal & General Group PLC	2,136,040	$7,226,362
	Lloyds Banking Group PLC (LLOY LN)	19,674,684	20,175,357
	London Stock Exchange Group PLC	62,942	7,672,291
	M&G PLC	776,502	2,672,638
	Marks & Spencer Group PLC	1,446,215	6,641,871
	Melrose Industries PLC	580,887	3,921,935
	Mondi PLC	13,551	183,186
	National Grid PLC (NG LN)	659,259	9,263,953
#	National Grid PLC (NGG US), Sponsored ADR	96,760	6,810,936
	NatWest Group PLC (NWG LN)	2,249,764	15,616,907
	Next PLC	43,637	7,083,201
	Pearson PLC (PSON LN)	188,098	2,659,885
	Phoenix Group Holdings PLC	320,847	2,805,829
	Prudential PLC (PRU LN)	538,464	6,831,049
	Prudential PLC (PUK US), ADR	47,310	1,207,351
	Reckitt Benckiser Group PLC	305,461	22,893,007
	RELX PLC (REL LN)	170,011	8,833,954
	RELX PLC (RELX US), Sponsored ADR	104,741	5,435,013
	RELX PLC (REN NA)	200,352	10,404,567
	Rentokil Initial PLC	720,911	3,596,224
	Rightmove PLC	73,110	788,966
	Rio Tinto PLC (RIO LN)	154,229	9,185,784
	Rio Tinto PLC (RIO US), Sponsored ADR	226,623	13,545,257
	Rolls-Royce Holdings PLC	2,436,202	34,576,943
	Sage Group PLC	281,990	4,527,814
	Schroders PLC	46,692	240,004
	Severn Trent PLC	109,787	3,849,935
	Shell PLC (SHEL LN)	77,031	2,767,946
	Shell PLC (SHEL US), ADR	1,033,864	74,655,191
	Smith & Nephew PLC (SN LN)	206,252	3,152,138
#	Smith & Nephew PLC (SNN US), Sponsored ADR	13,121	400,978
	Smiths Group PLC	131,756	4,081,296
	SSE PLC	380,284	9,321,608
		Shares	Value»
UNITED KINGDOM — (Continued)
	St. James's Place PLC	157,790	$2,715,703
	Standard Chartered PLC	1,001,127	17,947,162
	Tesco PLC	2,917,617	16,392,402
#	Unilever PLC (UL US), Sponsored ADR	201,405	11,768,094
	Unilever PLC (ULVR LN)	89,128	5,171,246
	Unilever PLC (UNA NA)	248,265	14,512,230
	United Utilities Group PLC	283,252	4,228,343
	Vodafone Group PLC (VOD LN)	8,569,747	9,291,291
	Vodafone Group PLC (VOD US), Sponsored ADR	21,712	234,711
	Weir Group PLC	112,716	3,959,813
	Whitbread PLC	9,379	376,762
*	Wise PLC, Class A	111,056	1,483,595
	WPP PLC (WPP LN)	68,592	371,384
#	WPP PLC (WPP US), Sponsored ADR	13,587	367,936
TOTAL UNITED KINGDOM			850,297,141
UNITED STATES — (0.4%)
*	Amrize Ltd.	188,609	9,534,362
*	Flutter Entertainment PLC	35,142	10,643,252
	International Paper Co.	106,683	5,293,882
	Smurfit WestRock PLC	7,205	319,758
TOTAL UNITED STATES			25,791,254
TOTAL COMMON STOCKS			6,466,030,782
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 5.636%	24,220	2,117,443
#Ω	Dr. Ing hc F Porsche AG, 5.184%	27,451	1,391,943
	Henkel AG & Co. KGaA, 3.029%	69,345	5,343,663
	Porsche Automobil Holding SE, 5.422%	17,968	721,129
#	Sartorius AG, 0.398%	3,717	791,542
	Volkswagen AG, 6.912%	83,376	8,718,270
TOTAL GERMANY			19,083,990

Large Cap International Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	$0
TOTAL INVESTMENT SECURITIES (Cost $3,730,515,592)			6,485,114,772

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	17,729,518	$205,077,331
TOTAL INVESTMENTS — (100.0%)
(Cost $3,935,590,895)^^			$6,690,192,103
As of July 31, 2025, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	217	09/19/25	$67,685,699	$69,160,612	$1,474,913
Total Futures Contracts			$67,685,699	$69,160,612	$1,474,913
As of July 31, 2025, the value of Rule 144A securities amounted to $70,995,308 or 1.1% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$16,374,675	$409,683,337	—	$426,058,012
Austria	—	17,672,491	—	17,672,491
Belgium	1,663,759	55,189,073	—	56,852,832
Canada	678,591,487	2,983,453	—	681,574,940
Denmark	21,865	127,633,511	—	127,655,376
Finland	914,222	59,427,497	—	60,341,719
France	6,483,539	580,174,329	—	586,657,868
Germany	16,249,179	543,151,924	—	559,401,103
Hong Kong	—	115,211,069	—	115,211,069
Ireland	—	26,460,038	—	26,460,038
Israel	5,104,802	64,348,440	—	69,453,242
Italy	886,111	185,630,150	—	186,516,261
Japan	13,331,717	1,383,545,016	—	1,396,876,733
Netherlands	57,466,916	171,299,719	—	228,766,635
New Zealand	—	17,707,839	—	17,707,839
Norway	453,252	48,257,156	—	48,710,408
Portugal	—	15,094,915	—	15,094,915
Singapore	—	76,936,981	—	76,936,981
South Africa	1,451,403	—	—	1,451,403
Spain	13,043,134	177,924,469	—	190,967,603
Sweden	—	181,188,752	—	181,188,752
Switzerland	65,600,412	452,785,755	—	518,386,167
United Kingdom	238,518,220	611,778,921	—	850,297,141
United States	9,854,120	15,937,134	—	25,791,254

Large Cap International Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$19,083,990	—	$19,083,990
Securities Lending Collateral	—	205,077,331	—	205,077,331
Total Investments in Securities	$1,126,008,813	$5,564,183,290	—	$6,690,192,103
Financial Instruments
Assets
Futures Contracts**	$1,474,913	—	—	1,474,913
Total Financial Instruments	$1,474,913	—	—	$1,474,913
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.3%)
AUSTRALIA — (5.9%)
*	3P Learning Ltd.	94,768	$39,487
#	Accent Group Ltd.	1,556,816	1,482,980
	Acrow Ltd.	840,587	576,922
#	Adairs Ltd.	533,420	700,718
	AGL Energy Ltd.	791,371	4,931,901
*	Ainsworth Game Technology Ltd.	387,271	248,320
#*	Alkane Resources Ltd.	1,394,142	636,197
#*	Alliance Aviation Services Ltd.	99,829	165,307
	ALS Ltd.	1,199,746	13,947,618
#*	AMA Group Ltd.	8,310,665	490,749
	Amotiv Ltd.	482,405	2,715,110
	AMP Ltd.	8,386,595	8,580,444
*	Amplitude Energy Ltd.	9,207,254	1,506,745
#	Ampol Ltd.	664,927	11,625,483
	Ansell Ltd.	524,986	10,050,680
	ANZ Group Holdings Ltd.	2,163,379	42,453,061
#	APA Group	1,421,098	7,643,213
#*	Appen Ltd.	938,081	530,923
#*	Arafura Rare Earths Ltd. (ARU AU)	2,826,738	315,003
#	ARB Corp. Ltd.	261,022	5,597,553
	Aristocrat Leisure Ltd.	632,117	28,304,224
#	ARN Media Ltd.	1,718,897	519,131
*	Articore Group Ltd.	321,992	41,413
	ASX Ltd.	93,407	4,186,885
	Atlas Arteria Ltd.	1,996,188	6,593,769
	AUB Group Ltd.	252,163	5,477,301
*	Audinate Group Ltd.	5,096	19,955
*	Aura Energy Ltd.	120,455	12,181
*	Aurelia Metals Ltd.	4,123,799	462,026
	Aurizon Holdings Ltd.	6,453,773	13,396,916
*	Ausgold Ltd.	34,023	11,843
	Aussie Broadband Ltd.	565,690	1,631,024
*	Austal Ltd.	1,838,923	7,717,150
	Austin Engineering Ltd.	36,772	8,376
#*	Australian Agricultural Co. Ltd.	1,258,308	1,114,833
	Australian Clinical Labs Ltd.	577,447	1,022,129
#	Australian Ethical Investment Ltd.	249,165	1,249,351
	Australian Finance Group Ltd.	810,904	1,154,244
#*	Australian Strategic Materials Ltd.	436,024	152,127
#	Autosports Group Ltd.	10,383	16,779
		Shares	Value»
AUSTRALIA — (Continued)
#*	Baby Bunting Group Ltd.	443,635	$511,841
	Bank of Queensland Ltd.	2,698,076	13,144,581
	Bapcor Ltd.	1,302,749	3,214,732
	Beach Energy Ltd.	8,712,124	6,530,360
#	Beacon Lighting Group Ltd.	7,221	16,802
	Bega Cheese Ltd.	1,804,540	6,008,512
#	Bell Financial Group Ltd.	286,368	231,392
*	Bellevue Gold Ltd.	3,619,339	1,865,717
	Bendigo & Adelaide Bank Ltd.	1,880,756	14,734,325
	BHP Group Ltd. (BHP AU)	3,946,270	99,663,892
#	BHP Group Ltd. (BHP LN), Class DI	338,292	8,488,494
#	BHP Group Ltd. (BHP US), Sponsored ADR	1,162,926	58,925,460
#	Bisalloy Steel Group Ltd.	5,274	13,486
#*	Black Cat Syndicate Ltd. (BC8 AU)	219,610	112,671
	BlueScope Steel Ltd.	1,024,289	15,528,513
#*	Boss Energy Ltd.	759,953	836,642
	Brambles Ltd.	2,189,246	33,494,242
#	Bravura Solutions Ltd.	988,288	1,356,343
#	Breville Group Ltd.	342,840	7,169,995
#	Brickworks Ltd.	372,034	7,807,764
	Capral Ltd.	14,656	105,083
*	Capricorn Metals Ltd.	1,539,431	8,817,630
	CAR Group Ltd.	150,186	3,655,455
#*	Carnarvon Energy Ltd.	5,805,016	370,664
#	Cash Converters International Ltd.	668,888	137,463
#*	Catalyst Metals Ltd.	34,208	110,874
#*	Catapult Group International Ltd.	192,104	813,230
	Cedar Woods Properties Ltd.	298,918	1,423,317
*	Centrebet International Ltd.	22,005	0
#*	Cettire Ltd.	602,468	99,616
	Challenger Ltd.	1,905,719	10,015,714
#	Champion Iron Ltd.	1,315,758	3,476,568
#*	Chrysos Corp. Ltd.	13,677	44,358
#	Civmec Australia Ltd.	327,100	241,041
	Cleanaway Waste Management Ltd.	6,149,747	11,333,489

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Clinuvel Pharmaceuticals Ltd.	79,086	$655,574
#*	Coast Entertainment Holdings Ltd.	1,561,575	376,342
	Cochlear Ltd.	71,657	14,628,991
	Codan Ltd.	531,345	7,104,189
*	Cogstate Ltd.	34,463	38,215
	Coles Group Ltd.	1,798,408	23,943,942
	Collins Foods Ltd.	571,168	3,392,419
*	Comet Ridge Ltd.	551,430	51,486
	Commonwealth Bank of Australia	660,983	75,041,080
	Computershare Ltd.	703,248	18,931,015
#*	Core Lithium Ltd.	493,674	30,581
#Ω	Coronado Global Resources, Inc., CDI	102,026	12,629
#	Corporate Travel Management Ltd.	298,936	2,987,950
	Credit Corp. Group Ltd.	214,285	2,111,766
	CSL Ltd.	189,511	32,782,410
	Dalrymple Bay Infrastructure Ltd.	33,729	96,943
	Data#3 Ltd.	806,304	3,879,427
#*	Deep Yellow Ltd.	1,832,042	1,745,542
	Deterra Royalties Ltd.	929,088	2,460,195
*	Develop Global Ltd.	23,536	64,459
	Dicker Data Ltd.	304,732	1,699,368
	Domain Holdings Australia Ltd.	727,314	2,056,882
#	Domino's Pizza Enterprises Ltd.	194,495	2,270,025
	Downer EDI Ltd.	3,019,034	13,312,798
#*	DUG Technology Ltd.	13,704	11,738
#	Duratec Ltd.	254,341	238,100
	Dyno Nobel Ltd.	6,153,675	11,571,760
	Eagers Automotive Ltd.	625,153	7,829,227
#	Elders Ltd.	914,642	4,237,475
#*	Electro Optic Systems Holdings Ltd.	27,306	56,160
*	Emeco Holdings Ltd.	1,284,105	731,697
*	Emerald Resources NL	2,111,858	4,635,284
#*	EML Payments Ltd.	725,235	521,803
#	Endeavour Group Ltd.	4,355,035	11,404,462
*	Energy World Corp. Ltd.	249,328	7,617
	Enero Group Ltd.	111,101	71,488
*	Environmental Group Ltd.	176,104	30,485
	EQT Holdings Ltd.	77,433	1,614,682
	ESG Minerals	4,224	434
	Euroz Hartleys Group Ltd.	129,142	77,111
		Shares	Value»
AUSTRALIA — (Continued)
#	Evolution Mining Ltd.	6,791,671	$30,737,196
	EVT Ltd.	433,730	4,704,651
#*	Fenix Resources Ltd.	127,590	24,484
	Fiducian Group Ltd.	7,459	53,656
	Finbar Group Ltd.	5,532	2,341
#*	Findi Ltd.	2,941	6,981
*	FleetPartners Group Ltd.	1,062,096	1,868,187
#	Fleetwood Ltd.	329,397	557,549
#	Flight Centre Travel Group Ltd.	542,371	4,136,544
	Fortescue Ltd.	2,338,084	26,453,681
	G8 Education Ltd.	2,685,139	1,547,978
*	Genesis Minerals Ltd.	146,104	343,163
	GenusPlus Group Ltd.	13,453	38,905
	Gold Road Resources Ltd.	4,867,776	9,751,609
	GR Engineering Services Ltd.	185,799	442,259
	GrainCorp Ltd., Class A	1,099,366	5,334,934
	Grange Resources Ltd.	2,176,046	271,731
	GWA Group Ltd.	962,251	1,561,172
	Hansen Technologies Ltd.	705,627	2,710,585
	Harvey Norman Holdings Ltd.	2,353,566	8,726,643
	Healius Ltd.	4,421,142	2,168,820
	Helia Group Ltd.	2,111,355	6,835,520
*	Highfield Resources Ltd.	176,577	22,105
*	Horizon Minerals Ltd.	393,886	11,097
	Horizon Oil Ltd.	237,477	31,151
	HUB24 Ltd.	124,786	8,469,871
#	Humm Group Ltd.	1,696,710	625,040
#	IDP Education Ltd.	216,089	488,893
#	IGO Ltd.	733,814	2,064,343
	Iluka Resources Ltd.	1,090,325	3,571,935
	Imdex Ltd.	1,592,388	3,092,097
*	Immutep Ltd. (IMM AU)	539,360	93,384
#*	Immutep Ltd. (IMMP US), Sponsored ADR	5,613	9,767
*	Imugene Ltd.	107,723	18,600
	Infomedia Ltd.	1,519,727	1,263,725
	Inghams Group Ltd.	1,583,063	3,506,445
*	Insignia Financial Ltd.	2,618,831	7,544,276
	Insurance Australia Group Ltd.	5,989,377	33,620,873
#	Integral Diagnostics Ltd.	945,831	1,620,175
#*	ioneer Ltd.	1,836,389	134,489
#	IPD Group Ltd.	21,113	47,831
	IPH Ltd.	758,643	2,545,732
	IRESS Ltd.	516,266	2,619,317

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	IVE Group Ltd.	423,738	$803,027
#*	James Hardie Industries PLC (JHX AU), CDI	513,476	13,477,424
	JB Hi-Fi Ltd.	432,315	30,790,341
#	Johns Lyng Group Ltd.	847,441	2,108,812
*	Judo Capital Holdings Ltd.	1,291,714	1,245,774
	Jupiter Mines Ltd.	3,457,698	466,228
#	Karoon Energy Ltd.	3,163,888	3,783,991
#	Kelsian Group Ltd.	347,540	829,733
#	Kogan.com Ltd.	171,167	423,682
	Lendlease Corp. Ltd.	2,172,752	7,302,631
#	Lifestyle Communities Ltd.	334,182	945,282
#	Lindsay Australia Ltd.	315,534	148,618
#*	Liontown Resources Ltd.	918,176	453,358
	Lottery Corp. Ltd.	3,159,237	10,957,434
	Lovisa Holdings Ltd.	287,828	6,252,139
#	Lycopodium Ltd.	97,952	716,660
*	Lynas Rare Earths Ltd.	1,285,098	8,635,089
	MA Financial Group Ltd.	229,293	1,199,240
#	Maas Group Holdings Ltd.	29,327	77,419
	Macmahon Holdings Ltd.	4,944,481	950,882
	Macquarie Group Ltd.	184,518	25,553,050
*	Macquarie Technology Group Ltd.	22,558	1,004,732
#	Mader Group Ltd.	24,395	115,389
	Magellan Financial Group Ltd.	608,724	4,139,360
*	Mayne Pharma Group Ltd.	280,148	890,860
#	McMillan Shakespeare Ltd.	290,019	3,317,328
*	McPherson's Ltd.	297,484	58,444
	Medibank Pvt Ltd.	3,885,523	12,699,457
*	Megaport Ltd.	388,330	3,709,195
*	Mesoblast Ltd. (MESO US), Sponsored ADR	796	12,147
#*	Mesoblast Ltd. (MSB AU)	510,234	771,275
*	Metals X Ltd.	2,911,876	1,078,506
	Metcash Ltd.	4,197,178	10,478,276
#*	Michael Hill International Ltd. (MHJ NZ)	61,279	15,666
*	Mineral Resources Ltd.	363,574	6,566,943
	Monadelphous Group Ltd.	342,296	4,267,637
		Shares	Value»
AUSTRALIA — (Continued)
#	Monash IVF Group Ltd.	1,096,913	$560,856
	MotorCycle Holdings Ltd.	5,178	11,949
#*	Mount Gibson Iron Ltd.	2,562,797	640,916
	Myer Holdings Ltd.	9,202,242	3,552,195
	MyState Ltd.	652,893	1,803,521
*	Nanosonics Ltd.	174,411	451,735
	National Australia Bank Ltd.	2,515,057	62,415,273
	Navigator Global Investments Ltd.	1,298,512	1,594,087
	Netwealth Group Ltd.	530,104	12,650,624
*	Neuren Pharmaceuticals Ltd.	30,941	339,284
#	New Hope Corp. Ltd.	2,337,069	6,241,733
#*	NEXTDC Ltd.	649,477	5,980,446
	nib holdings Ltd.	1,983,875	9,418,961
#	Nick Scali Ltd.	393,426	4,832,708
	Nickel Industries Ltd.	4,467,272	2,098,671
	Nine Entertainment Co. Holdings Ltd.	4,512,525	4,902,056
	Northern Star Resources Ltd.	2,777,658	27,596,940
#*	Novonix Ltd.	172,214	49,373
	NRW Holdings Ltd.	2,713,669	5,603,301
*	Nufarm Ltd.	1,356,045	2,239,289
*	Nuix Ltd.	356,322	536,107
	Objective Corp. Ltd.	55,180	674,111
#*	OFX Group Ltd.	768,962	409,112
	OM Holdings Ltd.	418,603	84,095
*	Omni Bridgeway Ltd.	831,931	761,684
	oOh!media Ltd.	1,838,713	2,122,282
*	Ora Banda Mining Ltd.	92,151	38,196
	Orica Ltd.	1,426,838	19,484,981
	Origin Energy Ltd.	2,632,725	19,687,020
	Orora Ltd.	4,290,219	5,694,045
	Pacific Current Group Ltd.	236,569	1,675,177
#*	Paladin Energy Ltd.	545,773	2,133,524
*	Pantoro Gold Ltd.	82,971	193,587
	Peet Ltd.	1,092,350	1,184,986
#*	Peninsula Energy Ltd.	24,055	9,585
#*	PeopleIN Ltd.	68,789	30,919
#	Pepper Money Ltd.	77,310	95,485
	Perenti Ltd.	3,782,322	4,243,447
	Perpetual Ltd.	394,249	5,294,446
	Perseus Mining Ltd.	6,318,689	13,191,571
*	PEXA Group Ltd.	388,686	3,946,948
#*	Pilbara Minerals Ltd.	4,457,990	4,523,560
	Pinnacle Investment Management Group Ltd.	41,401	587,488
#	Platinum Asset Management Ltd.	1,228,861	523,996

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	PointsBet Holdings Ltd.	49,262	$38,668
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
#	Praemium Ltd.	694,612	312,194
#	Premier Investments Ltd.	413,932	5,597,310
	Pro Medicus Ltd.	129,219	26,535,713
#	Propel Funeral Partners Ltd.	114,444	341,750
#	PWR Holdings Ltd.	243,862	1,222,058
	Qantas Airways Ltd.	833,452	5,780,271
	QBE Insurance Group Ltd.	2,992,159	44,386,333
	Qube Holdings Ltd.	3,861,608	10,768,484
#	Ramelius Resources Ltd.	5,316,353	8,553,374
#	Ramsay Health Care Ltd.	407,509	10,087,757
#	REA Group Ltd.	72,139	10,989,002
#*	ReadyTech Holdings Ltd.	19,841	28,867
#	Reece Ltd.	307,194	2,659,859
	Regis Healthcare Ltd.	600,786	3,209,799
*	Regis Resources Ltd.	3,257,662	8,494,748
	Reliance Worldwide Corp. Ltd.	2,383,272	6,551,609
#	Resimac Group Ltd.	61,700	35,034
*	Resolute Mining Ltd.	10,185,848	4,015,466
#*	Retail Food Group Ltd.	25,031	31,761
#	Ridley Corp. Ltd.	1,542,660	2,874,367
	Rio Tinto Ltd.	683,883	48,636,335
*	RPMGlobal Holdings Ltd.	589,917	1,272,098
*	Sandfire Resources Ltd.	2,243,286	15,091,864
	Santos Ltd.	10,353,005	52,095,145
	SEEK Ltd.	462,081	7,127,909
*	Select Harvests Ltd.	790,774	1,743,422
#	Servcorp Ltd.	216,940	822,702
	Service Stream Ltd.	2,922,631	3,715,608
#*	Seven West Media Ltd.	3,271,750	293,990
	SGH Ltd.	498,897	16,317,587
	Shaver Shop Group Ltd.	416,027	394,854
#	Sigma Healthcare Ltd.	7,513,131	13,877,621
*	Silver Mines Ltd.	669,087	55,245
	Sims Ltd. (SGM AU)	664,743	6,450,268
	SmartGroup Corp. Ltd.	418,613	2,118,289
	Solvar Ltd.	740,816	760,013
	Sonic Healthcare Ltd.	582,995	10,295,016
	South32 Ltd. (S32 AU)	7,811,984	14,608,718
		Shares	Value»
AUSTRALIA — (Continued)
	South32 Ltd. (SOUHY US), ADR	402,590	$3,760,191
	Southern Cross Electrical Engineering Ltd.	440,780	499,948
#*	Southern Cross Media Group Ltd.	789,338	302,257
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	1,262,527	1,343,185
#*	St Barbara Ltd.	3,351,461	577,031
	Stanmore Resources Ltd.	871,097	1,179,808
*	Star Entertainment Group Ltd.	5,735,430	401,646
	Steadfast Group Ltd.	2,097,992	7,984,704
*††	Strandline Resources Ltd.	1,026,220	11,871
#*	Strike Energy Ltd.	1,284,331	94,155
	Suncorp Group Ltd.	1,829,071	24,518,262
	Super Retail Group Ltd.	1,047,902	10,250,095
*	Superloop Ltd.	1,345,064	2,882,093
#*	Syrah Resources Ltd.	2,816,556	687,823
	Tabcorp Holdings Ltd.	10,149,476	5,013,918
	Technology One Ltd.	1,011,227	26,452,209
#*	Telix Pharmaceuticals Ltd.	67,404	903,024
#	Telstra Group Ltd. (TLGPY US), ADR	31,198	499,636
	Telstra Group Ltd. (TLS AU)	5,234,712	16,683,449
*	Temple & Webster Group Ltd.	50,076	780,469
#	Ten Sixty Four Ltd.	1,871,019	132,265
#	Terracom Ltd.	1,191,100	59,482
	TPG Telecom Ltd.	1,060,088	3,760,118
	Transurban Group	1,336,306	11,826,071
#	Treasury Wine Estates Ltd.	1,521,502	7,357,416
*	Tuas Ltd.	766,765	2,628,326
#*	Tyro Payments Ltd.	793,621	483,686
#	Universal Store Holdings Ltd.	8,603	46,573
*	Vault Minerals Ltd.	22,165,909	5,131,391
	Ventia Services Group Pty. Ltd.	3,687,213	12,277,635
#Ω	Viva Energy Group Ltd.	3,612,568	4,834,426
#*	Vulcan Energy Resources Ltd.	4,031	9,368
#	Vulcan Steel Ltd.	2,180	8,413
*	Vysarn Ltd.	7,706	2,515
#*	WEB Travel Group Ltd.	708,501	2,022,911
#*	Webjet Group Ltd.	795,425	454,087
	Wesfarmers Ltd.	867,784	47,467,328

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	West African Resources Ltd.	5,302,512	$7,938,919
	Westgold Resources Ltd.	2,819,516	4,605,138
	Westpac Banking Corp.	2,426,921	52,397,533
	Whitehaven Coal Ltd.	2,456,702	10,075,668
	WiseTech Global Ltd.	141,909	10,748,209
	Woodside Energy Group Ltd. (WDS AU)	2,739,232	46,354,316
	Woodside Energy Group Ltd. (WDS LN)	299,211	5,112,937
#	Woodside Energy Group Ltd. (WDS US), ADR	460,399	7,794,555
	Woolworths Group Ltd.	893,313	18,034,290
	Worley Ltd.	1,143,324	9,729,780
#*	Xanadu Mines Ltd.	147,601	7,584
*	Xero Ltd.	125,144	14,411,653
	XRF Scientific Ltd.	331,977	411,706
#	Yancoal Australia Ltd.	1,330,882	5,375,094
#*	Zip Co. Ltd.	1,032,376	2,093,624
TOTAL AUSTRALIA			2,092,990,021
AUSTRIA — (0.6%)
*	Addiko Bank AG	10,150	253,225
	Agrana Beteiligungs AG	44,126	588,505
#	ANDRITZ AG	335,732	23,363,897
*	AT&S Austria Technologie & Systemtechnik AG	45,056	905,852
Ω	BAWAG Group AG	250,872	31,661,912
	CA Immobilien Anlagen AG	101,816	2,711,606
#*	CPI Europe AG	93,741	1,947,202
*	DO & Co. AG	34,540	7,792,237
	Erste Group Bank AG	374,745	34,268,132
*	Eurotelesites AG	148,219	869,092
	EVN AG	167,785	4,534,096
*	FACC AG	26,628	218,369
	Frequentis AG	407	29,152
*	Immofinanz AG (IIA AV)	223,231	0
#*	Lenzing AG	50,020	1,399,189
	Mayr Melnhof Karton AG	19,515	1,663,012
	Oberbank AG	5,628	468,879
	Oesterreichische Post AG	120,710	4,210,449
	OMV AG	527,444	26,861,863
	Palfinger AG	46,816	1,947,109
*	POLYTEC Holding AG	63,853	243,805
		Shares	Value»
AUSTRIA — (Continued)
	Porr AG	69,238	$2,327,763
#	Raiffeisen Bank International AG	367,971	10,624,946
	SBO AG	22,339	739,263
	Semperit AG Holding	25,048	375,851
	Strabag SE (STR AV)	17,369	1,632,882
	Telekom Austria AG	532,431	5,642,579
*	UBM Development AG	5,647	131,908
	UNIQA Insurance Group AG	256,146	3,690,218
	Verbund AG	82,944	6,175,967
	Vienna Insurance Group AG Wiener Versicherung Gruppe	182,465	9,627,699
	voestalpine AG	321,142	8,841,202
	Wienerberger AG	305,412	10,238,141
	Zumtobel Group AG	101,344	525,131
TOTAL AUSTRIA			206,511,133
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	113,643	27,876,195
	Ageas SA	666,438	45,312,629
*	AGFA-Gevaert NV	559,657	719,088
	Anheuser-Busch InBev SA (ABI BB)	1,047,879	60,245,343
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	59,509	3,431,884
*	Argenx SE (ARGX BB)	8,301	5,575,194
*	Argenx SE (ARGX US), ADR	4,370	2,929,342
*	Atenor	11,318	40,027
#	Azelis Group NV	181,217	2,815,495
	Barco NV	94,956	1,479,972
	Bekaert SA	174,233	7,176,192
*	bpost SA	303,942	760,866
	Cie d'Entreprises CFE	55,505	620,783
#	CMB Tech NV	24,625	216,946
	Colruyt Group NV	240,255	10,262,937
	Deceuninck NV	292,565	725,354
	Deme Group NV	44,003	6,585,886
	D'ieteren Group	27,925	5,516,110
	Econocom Group SA NV	329,215	692,200
	Elia Group SA	75,325	8,690,486
	EVS Broadcast Equipment SA	56,905	2,458,477
	Fagron	310,754	7,683,973
*	Galapagos NV (GLPG BB)	152,486	4,989,957

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV (GLPG NA)	7,404	$242,289
	Gimv NV	129,816	6,220,516
*	Hyloris Pharmaceuticals SA	739	5,692
#*	Immobel SA	12,649	360,146
	Ion Beam Applications	15,980	220,018
	Jensen-Group NV	9,952	657,358
	KBC Group NV	745,010	77,707,433
#	Kinepolis Group NV	52,332	2,165,536
	Lotus Bakeries NV	1,423	12,030,631
#	Melexis NV	73,001	5,583,462
*	Nyxoah SA	1,315	9,810
#*	Ontex Group NV	312,803	2,425,257
*	Onward Medical NV	4,822	23,178
*	Orange Belgium SA	143,087	2,938,391
	Proximus SADP	410,966	3,414,605
	Recticel SA	168,419	2,049,419
	Sipef NV	18,768	1,329,836
#	Solvay SA	311,505	9,760,266
	Syensqo SA	255,227	20,228,223
#	Tessenderlo Group SA	104,395	3,105,609
	UCB SA	150,177	32,266,254
	Umicore SA	199,717	3,156,282
#	Van de Velde NV	25,804	984,715
	VGP NV	41,478	4,361,814
	Viohalco SA	173,711	1,216,719
	What's Cooking BV	2,086	252,000
TOTAL BELGIUM			399,520,795
CANADA — (11.1%)
*	5N Plus, Inc.	227,024	2,026,766
	Acadian Timber Corp.	48,264	625,593
*	ACT Energy Technologies Ltd.	11,543	40,903
	ADENTRA, Inc.	51,593	1,095,085
	ADF Group, Inc.	48,177	308,756
*	Advantage Energy Ltd.	1,243,333	9,915,437
	Aecon Group, Inc.	304,780	4,124,296
	Ag Growth International, Inc.	71,830	2,169,001
	AGF Management Ltd., Class B	361,684	3,205,456
	Agnico Eagle Mines Ltd. (AEM CN)	231,476	28,735,701
#	Agnico Eagle Mines Ltd. (AEM US)	415,090	51,620,597
#*	Aimia, Inc.	195,436	428,786
*	Air Canada	478,277	6,661,913
#	AirBoss of America Corp.	80,783	285,679
	Alamos Gold, Inc. (AGI CN), Class A	822,689	19,991,306
		Shares	Value»
CANADA — (Continued)
	Alamos Gold, Inc. (AGI US), Class A	337,692	$8,205,914
	Algoma Central Corp.	18,060	206,199
#	Algonquin Power & Utilities Corp. (AQN CN)	747,141	4,405,414
	Algonquin Power & Utilities Corp. (AQN US)	865,661	5,107,400
	Alimentation Couche-Tard, Inc.	723,830	37,612,413
*	Allied Gold Corp.	17,042	218,437
	AltaGas Ltd.	878,006	25,923,229
	Altius Minerals Corp.	78,601	1,650,190
	Altus Group Ltd.	63,019	2,631,553
	Amerigo Resources Ltd.	459,874	713,575
	Andlauer Healthcare Group, Inc.	57,562	2,201,780
	Andrew Peller Ltd., Class A	92,869	361,932
	ARC Resources Ltd.	2,180,847	42,575,004
*	Aritzia, Inc.	392,273	21,054,664
	Atco Ltd., Class I	171,385	6,206,769
*	Athabasca Oil Corp.	2,060,195	8,713,007
	AtkinsRealis Group, Inc.	331,030	23,439,198
#*	ATS Corp. (ATS CN)	176,730	5,363,378
*	ATS Corp. (ATS US)	3,364	102,097
#	Aura Minerals, Inc.	12,233	297,438
*	Aurora Cannabis, Inc. (ACB CN)	1,289	5,713
#*	Aurora Cannabis, Inc. (ACB US)	13,112	58,085
#*	AutoCanada, Inc.	161,032	3,080,946
*	Avino Silver & Gold Mines Ltd. (ASM CN)	19,541	62,617
	B2Gold Corp. (BTG US)	2,296,754	7,740,061
	B2Gold Corp. (BTO CN)	5,547,754	18,658,006
	Badger Infrastructure Solutions Ltd.	161,647	6,100,261
#*	Ballard Power Systems, Inc. (BLDP CN)	231,472	424,321
#*	Ballard Power Systems, Inc. (BLDP US)	381,989	699,040
	Bank of Montreal (BMO US)	739,051	81,620,792
	Bank of Nova Scotia (BNS CN)	156,246	8,692,986
#	Bank of Nova Scotia (BNS US)	933,185	51,894,418
	Barrick Mining Corp.	412,954	8,721,588

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Barrick Mining Corp. (B US)	1,668,708	$35,243,113
#*	Bausch & Lomb Corp.	14,194	193,464
#*	Bausch Health Cos., Inc. (BHC US)	513,684	3,025,599
	Baytex Energy Corp.	1,114,192	2,364,120
#	BCE, Inc. (BCE CN)	6,541	152,573
#	BCE, Inc. (BCE US)	150,109	3,502,043
	Birchcliff Energy Ltd.	848,754	4,134,735
#	Bird Construction, Inc.	208,373	4,338,598
	Black Diamond Group Ltd.	290,513	2,482,444
#*	BlackBerry Ltd.	670,436	2,473,909
	BMTC Group, Inc.	7,200	71,008
*	Bombardier, Inc. (BBD/A CN), Class A	6,184	720,113
*	Bombardier, Inc. (BBD/B CN), Class B	199,955	23,316,058
#*	Bonterra Energy Corp.	119,052	322,203
	Boralex, Inc., Class A	265,755	6,014,778
#	Boyd Group Services, Inc.	66,786	9,256,821
	Brookfield Corp. (BN US)	263,211	17,648,298
	Brookfield Infrastructure Corp., Class A	236,917	9,248,775
#	Brookfield Renewable Corp.	43,000	1,575,090
	Brookfield Wealth Solutions Ltd.	676	45,245
#	BRP, Inc. (DOO CN)	74,840	3,784,130
	BRP, Inc. (DOOO US)	9,048	457,014
*	CAE, Inc. (CAE US)	473,964	13,522,193
*	Calfrac Well Services Ltd.	67,258	192,221
	Calian Group Ltd.	28,624	1,043,239
#	Cameco Corp. (CCJ US)	104,370	7,820,444
	Canaccord Genuity Group, Inc.	379,185	2,944,592
*	Canacol Energy Ltd.	72,274	109,537
*	Canada Goose Holdings, Inc. (GOOS CN)	47,682	521,350
*	Canada Goose Holdings, Inc. (GOOS US)	13,667	149,654
	Canadian Imperial Bank of Commerce (CM US)	751,848	53,712,021
		Shares	Value»
CANADA — (Continued)
	Canadian National Railway Co. (CNI US)	352,208	$32,913,838
	Canadian National Railway Co. (CNR CN)	32,594	3,043,455
	Canadian Natural Resources Ltd. (CNQ US)	3,056,441	96,889,180
	Canadian Pacific Kansas City Ltd. (CP CN)	65,632	4,826,718
	Canadian Pacific Kansas City Ltd. (CP US)	318,736	23,443,033
#	Canadian Tire Corp. Ltd., Class A	213,331	28,572,436
#	Canadian Utilities Ltd., Class A	286,381	7,973,859
*	Canfor Corp.	370,356	3,629,788
#	Capital Power Corp.	337,169	14,133,065
#*	Capstone Copper Corp.	2,816,417	15,793,562
#	Cardinal Energy Ltd.	603,543	3,131,836
#	Cargojet, Inc.	7,533	537,846
	Cascades, Inc.	247,790	1,614,855
	CCL Industries, Inc., Class B	425,261	23,770,543
*	Celestica, Inc. (CLS CN)	180,887	36,163,040
*	Celestica, Inc. (CLS US)	430,580	86,055,719
	Cenovus Energy, Inc. (CVE CN)	665,241	10,125,529
	Cenovus Energy, Inc. (CVE US)	2,560,078	38,989,988
	Centerra Gold, Inc.	1,062,702	7,232,448
	CES Energy Solutions Corp.	1,165,479	6,098,241
	CGI, Inc. (GIB US)	132,544	12,781,218
	CGI, Inc. (GIBA CN)	174,898	16,861,197
*††	Chesswood Group Ltd.	24,123	5,919
	CI Financial Corp.	646,107	14,888,999
*	Cineplex, Inc.	2,825	22,672
*	Cipher Pharmaceuticals, Inc.	5,529	48,083
	Clairvest Group, Inc.	516	27,930
#	Cogeco Communications, Inc.	78,957	3,555,230
	Cogeco, Inc.	23,757	1,003,534
*	Colabor Group, Inc.	27,100	15,255
	Colliers International Group, Inc. (CIGI CN)	10,720	1,616,588

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Colliers International Group, Inc. (CIGI US)	84,644	$12,756,697
	Computer Modelling Group Ltd.	311,302	1,777,135
*	Conifex Timber, Inc.	26,428	6,580
	Constellation Software, Inc.	18,501	63,827,916
	Corby Spirit & Wine Ltd.	38,585	407,961
#*	Cronos Group, Inc. (CRON CN)	8,403	16,617
#*	Cronos Group, Inc. (CRON US)	654,734	1,296,373
	Definity Financial Corp.	312,526	16,837,519
#*	Denison Mines Corp. (DML CN)	1,668,715	3,432,331
#	dentalcorp Holdings Ltd.	26,849	156,374
*	Descartes Systems Group, Inc. (DSG CN)	34,366	3,630,802
*	Descartes Systems Group, Inc. (DSGX US)	31,478	3,329,113
	Dexterra Group, Inc.	127,986	882,119
*	Docebo, Inc.	36,146	1,095,910
	Dollarama, Inc.	431,147	58,927,987
	Doman Building Materials Group Ltd.	344,477	2,125,634
	Dominion Lending Centres, Inc.	14,300	90,717
#*	Dorel Industries, Inc., Class B	154,248	164,757
	DREAM Unlimited Corp., Class A	126,393	1,904,652
	Dundee Precious Metals, Inc.	872,687	14,108,104
#	Dye & Durham Ltd.	62,293	503,074
	Dynacor Group, Inc.	7,600	26,054
	ECN Capital Corp.	11,800	25,889
	E-L Financial Corp. Ltd.	55,400	587,346
*	Eldorado Gold Corp. (EGO US)	91,679	1,879,419
*	Eldorado Gold Corp. (ELD CN)	721,955	14,792,362
	Element Fleet Management Corp.	1,666,595	43,348,790
#	Emera, Inc.	432,011	20,284,812
	Empire Co. Ltd., Class A	569,865	22,694,248
	Enbridge, Inc. (ENB CN)	22	998
		Shares	Value»
CANADA — (Continued)
	Enbridge, Inc. (ENB US)	936,844	$42,429,665
	Endeavour Mining PLC	701,008	21,046,435
#*	Endeavour Silver Corp. (EDR CN)	157,495	797,932
	Enerflex Ltd. (EFX CN)	543,967	4,338,074
#*	Energy Fuels, Inc.	205,896	1,867,867
#	Enghouse Systems Ltd.	137,562	2,278,470
*	Ensign Energy Services, Inc.	585,561	955,086
#	EQB, Inc.	151,456	11,258,637
#*	Equinox Gold Corp. (EQX CN)	203,196	1,237,712
*	Equinox Gold Corp. (EQX US)	1,160,255	7,077,555
#*	ERO Copper Corp. (ERO CN)	67,234	909,813
*	ERO Copper Corp. (ERO US)	238,678	3,226,927
	Evertz Technologies Ltd.	112,736	980,419
#	Exchange Income Corp.	114,785	5,432,737
	Exco Technologies Ltd.	114,408	557,343
	Extendicare, Inc.	323,583	2,879,459
	Fairfax Financial Holdings Ltd.	25,882	45,778,414
#	Fiera Capital Corp.	152,989	723,209
	Finning International, Inc.	668,984	29,152,175
*	Firan Technology Group Corp.	14,949	123,640
	Firm Capital Mortgage Investment Corp.	150,718	1,294,417
#	First Majestic Silver Corp. (AG US)	225,809	1,795,182
	First Majestic Silver Corp. (FR CN)	82,658	657,398
#	First National Financial Corp.	78,535	2,733,648
*	First Quantum Minerals Ltd.	1,004,206	16,879,301
	FirstService Corp. (FSV CN)	5,407	1,065,791
	FirstService Corp. (FSV US)	79,104	15,600,891
*	Foraco International SA	237,750	274,538
	Fortis, Inc. (FTS CN)	205,753	10,067,879
	Fortis, Inc. (FTS US)	209,270	10,247,952
*	Fortuna Mining Corp. (FSM US)	267,189	1,723,369

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Fortuna Mining Corp. (FVI CN)	1,253,300	$8,086,391
	Franco-Nevada Corp. (FNV US)	79,087	12,600,932
#	Freehold Royalties Ltd.	619,539	5,964,673
#	Frontera Energy Corp.	98,527	452,246
*	Galiano Gold, Inc.	644,746	856,187
	Gamehost, Inc.	75,942	675,235
*	GDI Integrated Facility Services, Inc.	21,121	492,356
	George Weston Ltd.	114,877	21,828,786
	GFL Environmental, Inc.	150,752	7,588,856
	Gibson Energy, Inc.	650,300	11,723,798
	Gildan Activewear, Inc. (GIL CN)	131,307	6,632,633
	Gildan Activewear, Inc. (GIL US)	359,798	18,173,397
	goeasy Ltd.	73,651	9,727,290
*	GoGold Resources, Inc.	65,798	95,924
*	GoldMoney, Inc.	7,739	46,975
	Great-West Lifeco, Inc.	202,673	7,610,476
*	Greenfire Resources Ltd.	4,694	21,639
	Guardian Capital Group Ltd., Class A	23,906	711,348
*	Haivision Systems, Inc.	51,300	184,378
	Hammond Manufacturing Co. Ltd., Class A	1,600	11,905
	Hammond Power Solutions, Inc.	34,395	3,076,585
	Headwater Exploration, Inc.	878,608	4,597,220
	High Liner Foods, Inc.	92,721	1,133,584
*	HLS Therapeutics, Inc.	1,000	3,630
	Hudbay Minerals, Inc. (HBM CN)	2,516,716	23,358,086
#*	Hut 8 Corp. (HUT US)	222,825	4,730,575
Ω	Hydro One Ltd.	274,288	9,699,850
*	i-80 Gold Corp.	413,213	226,647
	iA Financial Corp., Inc.	410,077	40,140,548
*	IAMGOLD Corp. (IAG US)	15,714	106,227
#*	IAMGOLD Corp. (IMG CN)	2,715,226	18,341,885
	IGM Financial, Inc.	251,399	8,324,326
*	Imperial Metals Corp.	164,385	478,112
		Shares	Value»
CANADA — (Continued)
	Imperial Oil Ltd. (IMO US)	245,159	$20,463,422
	Information Services Corp.	34,909	806,212
	InPlay Oil Corp.	2,882	22,152
	Intact Financial Corp.	141,040	29,152,610
*	Interfor Corp.	265,657	2,388,919
#*	Ivanhoe Mines Ltd., Class A	241,559	1,884,565
Ω	Jamieson Wellness, Inc.	69,440	1,685,885
*	K92 Mining, Inc.	579,223	6,015,458
	K-Bro Linen, Inc.	34,831	860,971
*	Kelt Exploration Ltd.	835,753	4,439,335
	Keyera Corp.	724,971	22,759,987
*	Kinaxis, Inc.	11,615	1,723,808
	Kinross Gold Corp. (K CN)	5,951,051	95,218,534
*	Knight Therapeutics, Inc.	313,404	1,377,476
*	Kolibri Global Energy, Inc.	26,102	159,935
	KP Tissue, Inc.	33,640	218,019
#	Labrador Iron Ore Royalty Corp.	264,024	5,078,117
*	Laramide Resources Ltd.	26,500	9,945
#*	Largo, Inc. (LGO CN)	59,040	79,254
	Lassonde Industries, Inc., Class A	9,485	1,470,052
	Laurentian Bank of Canada	137,860	3,065,435
	Leon's Furniture Ltd.	151,048	2,970,596
#*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	17,449
#*	Lightspeed Commerce, Inc. (LSPD US)	528,015	6,568,507
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	255,417	12,350,562
	Loblaw Cos. Ltd.	147,370	23,831,636
*	Lucara Diamond Corp.	1,820,013	308,677
	Lundin Gold, Inc.	442,016	20,457,914
#	Lundin Mining Corp.	2,957,041	30,197,842
	Magellan Aerospace Corp.	73,732	908,879
	Magna International, Inc. (MG CN)	308,444	12,648,519
#	Magna International, Inc. (MGA US)	593,254	24,323,414
	Mainstreet Equity Corp.	17,173	2,292,873
*	Major Drilling Group International, Inc.	403,554	2,560,075

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Mandalay Resources Corp.	42,348	$147,925
	Manulife Financial Corp. (MFC CN)	47	1,454
	Manulife Financial Corp. (MFC US)	994,039	30,775,447
	Maple Leaf Foods, Inc.	244,832	5,166,634
#	Martinrea International, Inc.	289,540	1,738,577
#*	Mattr Corp.	254,857	2,260,532
	Maxim Power Corp.	20,837	69,928
	McCoy Global, Inc.	4,500	11,627
*	MDA Space Ltd.	135,249	3,787,284
*	Medexus Pharmaceuticals, Inc.	39,700	78,506
	Medical Facilities Corp.	139,805	1,477,154
#	MEG Energy Corp.	1,254,914	24,734,196
	Melcor Developments Ltd.	32,460	335,704
#	Meren Energy, Inc.	547,911	703,869
	Methanex Corp. (MEOH US)	182,101	6,089,457
#	Methanex Corp. (MX CN)	122,100	4,081,749
	Metro, Inc.	313,098	23,941,064
	Morguard Corp.	9,668	824,808
#	MTY Food Group, Inc.	73,103	2,037,028
#	Mullen Group Ltd.	290,709	2,763,162
#	National Bank of Canada	1,015,926	105,676,535
	Neo Performance Materials, Inc.	42,009	470,236
*	New Gold, Inc. (NGD CN)	4,727,443	19,788,662
*	NFI Group, Inc.	121,143	1,669,913
	North American Construction Group Ltd. (NOA CN)	84,700	1,274,534
	North American Construction Group Ltd. (NOA US)	36,817	553,359
	North West Co., Inc.	226,559	7,776,520
#	Northland Power, Inc.	910,023	14,869,313
	Nutrien Ltd. (NTR CN)	36,595	2,171,253
	Nutrien Ltd. (NTR US)	920,125	54,581,839
*	NuVista Energy Ltd.	977,858	10,331,871
*	Obsidian Energy Ltd. (OBE CN)	86,800	531,224
#*	Obsidian Energy Ltd. (OBE US)	113,169	692,594
	OceanaGold Corp.	1,193,393	16,235,170
		Shares	Value»
CANADA — (Continued)
	Onex Corp.	278,378	$22,646,340
#	Open Text Corp. (OTEX CN)	62,886	1,850,816
	Open Text Corp. (OTEX US)	591,550	17,409,316
	OR Royalties, Inc. (OR CN)	372,904	10,329,139
	OR Royalties, Inc. (OR US)	5,625	155,869
*††	Orbite Technologies, Inc.	174,500	0
#*	Organigram Global, Inc.	34,983	46,877
*	Orla Mining Ltd. (ORLA US)	81,263	757,371
#	Pan American Silver Corp. (PAAS CN)	311,644	8,418,619
#	Pan American Silver Corp. (PAAS US)	803,760	21,717,593
#	Paramount Resources Ltd., Class A	380,813	5,856,753
	Parex Resources, Inc.	353,446	4,193,600
	Parkland Corp.	553,381	15,619,754
	Pason Systems, Inc.	274,113	2,312,631
	Pembina Pipeline Corp. (PBA US)	502,437	18,685,632
	Pembina Pipeline Corp. (PPL CN)	56,600	2,103,710
	Pet Valu Holdings Ltd.	35,423	857,198
	Petrus Resources Ltd.	11,521	11,973
#	Peyto Exploration & Development Corp.	867,840	12,175,812
	PHX Energy Services Corp.	149,046	894,964
#	Pine Cliff Energy Ltd.	408,078	209,105
#	Pizza Pizza Royalty Corp.	132,141	1,519,202
	Polaris Renewable Energy, Inc.	78,449	704,320
	Pollard Banknote Ltd.	32,696	525,033
	PrairieSky Royalty Ltd.	490,107	8,429,020
#*	Precision Drilling Corp. (PD CN)	41,912	2,360,267
	Premium Brands Holdings Corp.	127,373	8,074,801
#	Propel Holdings, Inc.	10,200	264,864
#*	Quarterhill, Inc.	532,981	511,594
	Quebecor, Inc., Class B	580,130	16,320,343
#*	Questerre Energy Corp., Class A	145,025	33,755
	RB Global, Inc. (RBA CN)	6,709	726,437

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	RB Global, Inc. (RBA US)	147,125	$15,927,752
*	Real Matters, Inc.	18,705	68,713
	Restaurant Brands International, Inc. (QSR CN)	40,764	2,766,045
#	Restaurant Brands International, Inc. (QSR US)	230,284	15,627,072
*	RF Capital Group, Inc.	11,366	161,840
	Richelieu Hardware Ltd.	192,286	4,811,313
#	Rogers Communications, Inc. (RCI US), Class B	151,950	5,075,130
#	Rogers Communications, Inc. (RCIB CN), Class B	472,361	15,777,185
#	Rogers Sugar, Inc.	375,272	1,527,522
#	Royal Bank of Canada (RY CN)	467,930	60,041,336
	Royal Bank of Canada (RY US)	1,198,667	153,980,763
	Russel Metals, Inc.	329,978	10,569,012
	Sandstorm Gold Ltd. (SAND US)	751,583	7,034,817
*	Sangoma Technologies Corp.	20,967	118,787
	Saputo, Inc.	487,649	10,227,396
*	Saturn Oil & Gas, Inc.	14,900	27,959
#	Savaria Corp.	109,314	1,568,391
#*	Seabridge Gold, Inc. (SA US)	170,780	2,616,350
	Secure Waste Infrastructure Corp.	1,105,344	12,077,734
*	Shopify, Inc. (SHOP US), Class A	119,367	14,587,841
#	Sienna Senior Living, Inc.	241,785	3,123,522
*	SNDL, Inc.	107,315	184,582
*	Source Energy Services Ltd.	8,200	81,669
	South Bow Corp.	445,413	11,696,551
*	Spartan Delta Corp.	43,473	146,834
Ω	Spin Master Corp.	90,829	1,494,588
	Sprott, Inc. (SII CN)	29,477	1,984,874
	Sprott, Inc. (SII US)	28,318	1,907,500
*	SSR Mining, Inc. (SSRM CN)	672,353	8,030,779
*	SSR Mining, Inc. (SSRM US)	6,434	76,886
	Stantec, Inc. (STN CN)	139,694	15,269,958
		Shares	Value»
CANADA — (Continued)
	Stantec, Inc. (STN US)	71,176	$7,783,807
	Stella-Jones, Inc.	249,792	14,240,091
*Ω	STEP Energy Services Ltd.	43,194	137,163
	StorageVault Canada, Inc.	482,743	1,616,576
	Strathcona Resources Ltd.	4,454	109,357
	Sun Life Financial, Inc. (SLF CN)	276,928	16,884,294
	Sun Life Financial, Inc. (SLF US)	594,158	36,243,638
	Suncor Energy, Inc. (SU CN)	8	333
	Suncor Energy, Inc. (SU US)	2,627,914	103,697,486
#*	SunOpta, Inc. (SOY CN)	83,538	485,938
*	SunOpta, Inc. (STKL US)	6,269	36,548
	Superior Plus Corp.	733,511	3,663,320
	Supremex, Inc.	20,200	60,355
#	Surge Energy, Inc.	309,889	1,646,060
	Sylogist Ltd.	15,100	100,805
	Taiga Building Products Ltd.	19,400	44,104
#	Tamarack Valley Energy Ltd.	1,815,047	7,126,051
#*	Taseko Mines Ltd. (TGB US)	110,319	338,679
*	Taseko Mines Ltd. (TKO CN)	849,603	2,605,956
	TC Energy Corp. (TRP US)	1,022,079	48,937,143
#	Teck Resources Ltd. (TECK US), Class B	831,559	26,992,405
	Teck Resources Ltd. (TECK/A CN), Class A	4,700	158,578
	Teck Resources Ltd. (TECKB CN), Class B	70	2,270
*	Telesat Corp.	4,308	103,285
	TELUS Corp.	281,803	4,539,436
*	Tenaz Energy Corp.	7,000	93,007
	TerraVest Industries, Inc.	22,464	2,767,793
	TFI International, Inc. (TFII CN)	149,590	13,009,234
	TFI International, Inc. (TFII US)	10,128	882,858
#*	Theratechnologies, Inc.	42,315	133,292
	Thomson Reuters Corp. (TRI CN)	8,396	1,685,017

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Thomson Reuters Corp. (TRI US)	42,184	$8,475,187
*	Tidewater Midstream & Infrastructure Ltd.	147,630	23,973
#	Timbercreek Financial Corp.	233,537	1,302,859
	TMX Group Ltd.	304,422	12,378,129
	Topaz Energy Corp.	279,553	5,195,215
*	Torex Gold Resources, Inc.	398,956	11,237,913
	Toromont Industries Ltd.	237,426	24,073,310
	Toronto-Dominion Bank (TD CN)	607,466	44,244,709
	Toronto-Dominion Bank (TD US)	744,456	54,255,953
	Total Energy Services, Inc.	153,816	1,292,159
	Tourmaline Oil Corp.	1,203,340	51,213,156
#	TransAlta Corp.	405,415	4,885,251
	TransAlta Corp.	701,890	8,444,361
*	Transat AT, Inc.	25,400	45,829
	Transcontinental, Inc., Class A	355,104	4,938,549
*††	Trevali Mining Corp.	258,153	0
#	Trican Well Service Ltd.	1,376,313	5,651,861
	Triple Flag Precious Metals Corp. (TFPM CN)	2,987	68,165
	Triple Flag Precious Metals Corp. (TFPM US)	94,976	2,167,343
*	Trisura Group Ltd. (TRRSF US)	231	7,063
*	Trisura Group Ltd. (TSU CN)	101,025	3,083,388
*	Valeura Energy, Inc.	13,508	90,957
	Vecima Networks, Inc.	4,100	31,070
#	Vermilion Energy, Inc. (VET CN)	145,189	1,191,395
	Vermilion Energy, Inc. (VET US)	513,148	4,218,077
	VersaBank (VBNK CN)	21,290	252,604
	VersaBank (VBNK US)	3,669	43,368
#*	VerticalScope Holdings, Inc.	19,089	52,351
*††	Victoria Gold Corp./Vancouver	1,949	253
*	Viemed Healthcare, Inc.	73,746	449,113
	Wajax Corp.	101,651	1,731,354
		Shares	Value»
CANADA — (Continued)
	Waste Connections, Inc. (WCN CN)	43,109	$8,049,965
	Waste Connections, Inc. (WCN US)	88,436	16,508,435
*	Well Health Technologies Corp.	408,072	1,345,907
*	Wesdome Gold Mines Ltd.	693,859	8,262,611
	West Fraser Timber Co. Ltd. (WFG CN)	190,292	13,192,439
#	West Fraser Timber Co. Ltd. (WFG US)	19,314	1,338,657
*	Western Forest Products, Inc.	42,188	405,564
#	Westshore Terminals Investment Corp.	126,556	2,576,606
	Wheaton Precious Metals Corp. (WPM US)	73,549	6,730,469
#	Whitecap Resources, Inc.	5,427,504	40,967,239
*	WildBrain Ltd.	269,421	394,720
	Winpak Ltd.	108,456	3,204,524
	WSP Global, Inc.	133,461	27,480,098
#*	Yangarra Resources Ltd.	278,894	207,319
	Yellow Pages Ltd.	49,061	389,131
TOTAL CANADA			3,914,650,660
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	2,627,562	22,718,095
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	1,815,000	84,951
TOTAL CHINA			22,803,046
DENMARK — (2.2%)
*	ALK-Abello AS	525,386	15,243,453
	Alm Brand AS	4,542,002	12,528,224
	Ambu AS, Class B	745,983	10,889,779
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,745	7,348,323
	AP Moller - Maersk AS (MAERSKB DC), Class B	4,950	9,775,068
*	Bang & Olufsen AS	503,792	1,007,252
#*	Bavarian Nordic AS	272,382	9,859,170
#	Carlsberg AS, Class B	223,163	27,821,104
#	cBrain AS	16,470	537,126
	Chemometec AS	18,092	1,396,363

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	Coloplast AS, Class B	130,153	$11,887,136
	Columbus AS	314,193	476,490
	D/S Norden AS	100,294	3,487,907
	Danske Bank AS	1,144,970	45,422,646
#*	Demant AS	336,454	12,747,432
*	Dfds AS	95,730	1,718,641
	Djurslands Bank AS	1,040	111,533
	DSV AS	214,644	48,098,535
	FLSmidth & Co. AS	246,550	14,503,633
	Foroya Banki P	2,818	81,460
*	Genmab AS (GMAB DC)	133,637	28,771,702
#*	GN Store Nord AS	422,431	6,051,553
	GronlandsBANKEN AS	33	4,309
	H Lundbeck AS (HLUNA DC), Class A	164,384	735,412
	H Lundbeck AS (HLUNB DC)	1,099,556	5,728,421
*	H&H International AS, Class B	75,228	1,199,471
#	Harboes Bryggeri AS, Class B	2,462	49,872
*	Huscompagniet AS	3,907	27,788
	ISS AS	553,736	15,917,884
#	Jeudan AS	19,857	644,331
	Jyske Bank AS	247,254	24,822,409
	Matas AS	204,660	4,198,011
	MT Hoejgaard Holding AS	725	45,671
*Ω	Netcompany Group AS	132,349	4,853,207
*	Nilfisk Holding AS	49,998	711,725
*	NKT AS	286,799	25,230,493
#*Ω	NNIT AS	36,488	368,375
#*	North Media AS	10,716	79,378
	Novo Nordisk AS (NOVOB DC), Class B	1,773,052	82,461,042
#	Novo Nordisk AS (NVO US), Sponsored ADR	928,818	43,719,463
	Novonesis Novozymes B, Class B	763,750	49,412,726
#*	NTG Nordic Transport Group AS	19,888	596,043
#*Ω	Orsted AS	111,057	5,234,283
	Pandora AS	390,292	64,435,482
#	Parken Sport & Entertainment AS	9,927	255,696
	Per Aarsleff Holding AS	98,509	10,609,125
	Ringkjoebing Landbobank AS	146,741	32,349,265
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS, Class A	79,010	$3,478,146
	Rockwool AS, Class B	502,070	22,001,015
	Royal Unibrew AS	238,392	17,831,308
*	RTX AS	27,082	339,428
Ω	Scandinavian Tobacco Group AS	223,816	2,929,241
	Schouw & Co. AS	69,765	6,570,798
#	Solar AS, Class B	20,029	864,230
	SP Group AS	11,063	452,259
	Sparekassen Sjaelland-Fyn AS	10,605	539,462
	Sydbank AS	333,715	24,724,017
	TCM Group AS	8,463	97,541
#	Tivoli AS	1,741	164,423
#	TORM PLC, Class A	181,962	3,354,045
#	Tryg AS	817,510	19,719,907
	UIE PLC	43,770	1,953,488
	Vestas Wind Systems AS	1,042,152	19,027,705
*	Zealand Pharma AS	120,529	6,235,910
TOTAL DENMARK			773,737,335
FINLAND — (1.6%)
	Aktia Bank OYJ	215,201	2,477,571
	Alandsbanken Abp, Class B	1,250	55,598
	Alma Media OYJ	67,280	1,015,216
#	Anora Group OYJ	60,019	218,519
	Apetit OYJ	3,389	55,141
	Aspo OYJ	32,663	196,708
	Atria OYJ	72,002	1,096,960
#	Bittium OYJ	75,464	896,151
#	Citycon OYJ	149,832	644,511
	Digia OYJ	31,793	266,051
	Elisa OYJ	473,046	24,339,478
Ω	Enento Group OYJ	27,350	484,986
#	eQ OYJ	7,039	103,902
#	Evli OYJ, Class B	1,367	29,947
	Finnair OYJ	572,020	1,875,077
#	Fiskars OYJ Abp	90,529	1,484,096
#	Fortum OYJ	1,497,803	27,478,277
	F-Secure OYJ	276,617	519,111
*	Glaston OYJ Abp	5,708	8,139
	Gofore OYJ	7,011	143,535
	Harvia OYJ	50,346	2,915,010
	Hiab OYJ	197,332	13,466,779
#	HKFoods OYJ	149,801	271,601
	Huhtamaki OYJ	460,971	15,866,339
	Ilkka OYJ	6,838	26,375
*	Incap OYJ	30,277	350,761
	Kalmar OYJ, Class B	197,492	8,912,417
#	Kamux Corp.	41,665	93,505
	Kemira OYJ	532,975	11,342,436
	Kesko OYJ (KESKOA FH), Class A	179,939	3,916,891

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kesko OYJ (KESKOB FH), Class B	1,296,571	$28,199,661
*	Kojamo OYJ	246,282	3,125,695
	Kone OYJ, Class B	443,209	27,216,774
	Konecranes OYJ	363,496	30,290,867
	Lassila & Tikanoja OYJ	130,431	1,406,262
#*	Lindex Group OYJ	121,509	393,400
	Mandatum OYJ	642,083	4,355,320
	Marimekko OYJ	111,933	1,665,642
#	Metsa Board OYJ (METSB FH), Class B	486,958	1,791,471
	Metso OYJ	1,935,338	24,306,461
	Neste OYJ	483,805	7,635,711
#	Nokia OYJ (NOK US), Sponsored ADR	2,495,826	10,182,970
	Nokia OYJ (NOKIA FH)	3,375,434	13,756,059
	Nokia OYJ (NOKIA FP)	1,186,596	4,862,243
#	Nokian Renkaat OYJ	377,309	3,387,373
	Nordea Bank Abp (NDA FH)	3,434,642	50,117,546
	Nordea Bank Abp (NDA SS)	2,414,342	35,251,090
	Olvi OYJ, Class A	47,734	1,817,747
#	Oma Saastopankki OYJ	24,666	255,954
*	Optomed OYJ	11,306	57,935
	Oriola OYJ (OKDBV FH), Class B	552,067	688,506
	Orion OYJ (ORNAV FH), Class A	26,367	2,092,743
	Orion OYJ (ORNBV FH), Class B	470,780	37,690,049
#	Outokumpu OYJ	1,142,010	4,297,050
	Pihlajalinna OYJ	47,860	891,134
	Ponsse OYJ	47,190	1,718,619
	Puuilo OYJ	168,606	2,630,563
*	QT Group OYJ	62,055	4,270,165
	Raisio OYJ, Class V	314,116	898,462
#*	Remedy Entertainment OYJ	2,352	43,107
#	Revenio Group OYJ	58,703	1,757,858
	Sampo OYJ, Class A	3,860,794	41,403,354
	Sanoma OYJ	426,907	4,936,732
	Scanfil OYJ	21,825	279,233
#	Stora Enso OYJ, Class R	1,740,912	17,913,081
#*	Suominen OYJ	10,369	22,748
	Taaleri PLC	19,235	155,104
#	Talenom OYJ	21,268	84,847
	Teleste OYJ	20,343	74,092
Ω	Terveystalo OYJ	320,444	3,925,630
#	TietoEVRY OYJ	322,232	5,546,874
#	Tokmanni Group Corp.	156,541	1,532,909
		Shares	Value»
FINLAND — (Continued)
	UPM-Kymmene OYJ	971,598	$25,181,645
	Vaisala OYJ, Class A	60,863	3,282,782
#	Valmet OYJ	585,054	21,109,803
	Wartsila OYJ Abp	953,764	26,350,990
#*	WithSecure OYJ	88,143	99,517
*	YIT OYJ	562,719	1,949,598
TOTAL FINLAND			581,454,464
FRANCE — (7.4%)
*	74Software SA	38,165	1,625,581
	ABC arbitrage	82,766	588,785
	Accor SA	436,148	22,105,669
	Aeroports de Paris SA	102,660	12,460,301
	Air Liquide SA	186,338	36,659,475
	Airbus SE	335,774	67,509,062
	AKWEL SADIR	46,477	456,779
*	Alstom SA	1,113,453	26,117,514
*	Altamir	46,348	1,513,505
	Alten SA	108,218	8,795,439
Ω	Amundi SA	161,801	11,957,166
*Ω	Aramis Group SAS	2,892	17,678
	Arkema SA	234,102	15,919,255
#	Assystem SA	31,540	1,742,628
	Aubay	27,927	1,598,589
	AXA SA	929,826	45,160,847
Ω	Ayvens SA	64,653	694,729
*	Bastide le Confort Medical	10,919	378,675
#	Beneteau SACA	115,869	1,075,673
	BioMerieux	60,838	8,704,960
	BNP Paribas SA	765,928	69,835,953
	Boiron SA	27,994	668,311
	Bollore SE	1,453,058	8,381,322
	Bonduelle SCA	53,933	491,887
	Bouygues SA	801,598	33,007,010
	Bureau Veritas SA	789,401	24,310,473
*	Canal & SA	1,944,279	6,188,186
	Capgemini SE	170,259	25,347,530
	Carrefour SA	2,027,838	29,060,956
#	Catana Group	84,768	367,722
	CBo Territoria	2,301	9,611
*	Cegedim SA	27,614	343,117
	Cie de Saint-Gobain SA	609,899	69,965,844
	Cie des Alpes	102,140	2,680,905
	Cie Generale des Etablissements Michelin SCA	2,060,119	73,291,760
*	Claranova SE	54,070	154,008
*	Clariane SE	716,639	3,715,547
	Coface SA	656,019	12,197,149
	Credit Agricole SA	892,367	16,423,580
	Danone SA	542,142	44,367,173
#	Dassault Aviation SA	22,343	6,956,650
	Dassault Systemes SE	188,202	6,182,666
	Derichebourg SA	587,211	3,861,440

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Edenred SE	360,864	$10,305,584
	Eiffage SA	402,573	54,039,547
#*	Ekinops SAS	20,239	79,557
	Electricite de Strasbourg SA	1,484	249,775
*Ω	Elior Group SA	354,954	1,054,089
	Elis SA	1,003,894	27,677,418
	Engie SA	4,529,701	101,819,593
	Equasens	4,361	239,232
#	Eramet SA	26,831	1,483,699
	EssilorLuxottica SA	105,700	31,430,355
	Esso SA Francaise	11,456	1,259,907
	Etablissements Maurel et Prom SA	364,634	2,239,315
	Eurazeo SE	158,681	9,311,365
#*	Euroapi SA	43,972	144,263
	Eurofins Scientific SE	413,234	31,646,862
Ω	Euronext NV	190,501	30,706,645
#*	Eutelsat Communications SACA	880,640	3,151,482
	Exel Industries SA, Class A	4,918	224,139
	FDJ UNITED	337,907	10,539,937
	Fnac Darty SA	3,099	105,200
	Fnac Darty SA (0QSH LI)	12,150	412,801
	Fnac Darty SA (FNAC FP)	49,601	1,679,089
*	Forvia SE (1EO IM)	64,858	836,267
*	Forvia SE (FRVIA FP)	456,120	5,798,764
*	Gaumont SA	768	70,045
	Gaztransport Et Technigaz SA	149,223	28,066,656
	GEA	181	18,057
	Getlink SE	994,887	18,043,179
	GL Events SACA	43,779	1,509,695
	Groupe Crit SA	22,390	1,593,953
	Groupe SFPI	7,834	21,162
#*	Guerbet	23,842	569,694
*	Haulotte Group SA	16,557	49,509
	Hermes International SCA	23,367	57,143,715
*	ID Logistics Group SACA	13,312	6,682,559
	Imerys SA	139,998	3,446,536
	Infotel SA	2,750	125,760
	Interparfums SA	44,273	1,625,732
	Ipsen SA	135,115	15,920,883
	IPSOS SA	196,901	8,841,316
	Jacquet Metals SACA	62,057	1,591,270
	JCDecaux SE	237,329	3,901,846
	Kaufman & Broad SA	71,601	2,551,031
	Kering SA	75,210	18,467,459
	Laurent-Perrier	7,300	789,369
#	Lectra	10,157	282,531
	Legrand SA	195,817	28,923,485
		Shares	Value»
FRANCE — (Continued)
	Linedata Services	3,879	$300,570
	LISI SA	40,903	2,210,801
	LNA Sante SA	25,813	839,242
	L'Oreal SA	121,996	53,981,150
	Louis Hachette Group	35,957	66,999
*	Lumibird	1,432	29,986
	LVMH Moet Hennessy Louis Vuitton SE	247,349	132,779,853
#*Ω	Maisons du Monde SA	115,407	290,951
	Manitou BF SA	37,434	825,851
	Mersen SA	83,969	2,299,549
	Metropole Television SA	123,905	1,809,937
	Nexans SA	117,200	16,844,023
#*	Nexity SA	130,575	1,701,414
#	NRJ Group	87,380	725,480
	Oeneo SA	138,265	1,504,862
	Opmobility	219,796	3,365,470
#	Orange SA (ORA FP)	6,978,148	106,145,038
#*	OSE Immuno	6,923	50,617
*	OVH Groupe SA	13,932	167,657
	Pernod Ricard SA	145,956	14,999,708
*	Pierre Et Vacances SA	311,118	602,801
	Pluxee NV	129,872	2,633,584
	Publicis Groupe SA (PUB FP)	440,260	40,231,704
#	Publicis Groupe SA (PUBGY US), ADR	28,265	643,311
	Quadient SA	117,961	2,168,378
	Renault SA	492,514	18,223,401
	Rexel SA	1,147,692	34,688,334
	Robertet SA	1,542	1,452,522
	Rubis SCA	189,205	5,991,343
	Safran SA	250,617	82,641,252
	Samse SACA	989	168,660
	Sanofi SA (SAN FP)	552,673	49,613,802
#	Sanofi SA (SNY US), ADR	68,537	3,128,029
	Sartorius Stedim Biotech	9,917	1,981,718
	Savencia SA	20,889	1,549,001
	Schneider Electric SE (0NWV LI)	19,869	5,159,313
	Schneider Electric SE (SU FP)	154,363	39,948,098
	SCOR SE	589,300	19,197,654
	SEB SA	90,229	6,590,984
	Seche Environnement SACA	12,569	1,460,229
	SES SA	1,846,294	12,696,402
#*Ω	SMCP SA	136,049	784,318
	Societe BIC SA	102,073	6,206,357
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	89,452

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Societe Generale SA	1,071,889	$68,417,073
	Societe LDC SADIR	5,415	571,738
	Sodexo SA	260,138	15,471,304
	Sodexo, Inc.	8,908	531,672
*	SOITEC	43,863	1,899,902
	Sopra Steria Group	71,039	15,306,674
	SPIE SA	542,648	31,935,575
	Stef SA	22,312	3,366,636
	STMicroelectronics NV (STM FP)	876,681	22,279,919
#	STMicroelectronics NV (STM US)	138,844	3,530,803
	Sword Group	25,719	1,065,191
	Synergie SE	43,437	1,704,322
	Technip Energies NV	626,610	27,057,862
	Teleperformance SE	188,918	18,417,826
	Television Francaise 1 SA	206,730	1,976,642
#	TFF Group	795	16,250
	Thales SA	142,400	38,304,696
	Thermador Groupe	12,068	1,126,416
#	Tikehau Capital SCA	25,541	569,916
	TotalEnergies SE (TTE FP)	4,093,591	243,427,227
#	TotalEnergies SE (TTE US), Sponsored ADR	215,223	12,816,530
	Trigano SA	43,525	7,422,529
*	Ubisoft Entertainment SA	309,960	3,268,991
	Valeo SE	813,706	8,852,685
	Vallourec SACA	802,756	15,002,765
	Veolia Environnement SA (VIE FP)	620,139	21,015,920
Ω	Verallia SA	292,010	9,395,118
	Vetoquinol SA	2,429	213,632
	Vicat SACA	79,455	5,145,803
	VIEL & Cie SA	80,059	1,433,526
	Vinci SA	701,249	97,409,631
	Virbac SACA	13,467	5,333,227
#*	Viridien	21,506	1,430,276
	Vivendi SE	1,944,278	7,370,369
#*	Voltalia SA	51,820	438,108
	Vranken-Pommery Monopole SA	4,920	70,922
	VusionGroup	5,772	1,483,714
#	Wavestone	20,958	1,386,652
#*Ω	Worldline SA	414,872	1,511,366
#*Ω	X-Fab Silicon Foundries SE	220,636	1,605,082
TOTAL FRANCE			2,607,935,732
GERMANY — (7.9%)
#	1&1 AG	166,280	3,495,609
	7C Solarparken AG	207,839	435,425
	Adesso SE	13,681	1,264,063
	adidas AG	224,005	42,813,812
	Adtran Networks SE	25,248	596,400
		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	6,241	$348,177
	Allgeier SE	19,880	423,591
	Allianz SE (ALIZY US), ADR	50,320	1,988,646
	Allianz SE (ALV GR)	195,310	77,182,143
	AlzChem Group AG	14,979	2,535,531
#	Amadeus Fire AG	17,147	1,309,150
*	Aroundtown SA	1,525,117	5,499,713
	Atoss Software SE	32,850	4,406,228
Ω	Aumann AG	5,308	72,221
#	Aurubis AG	152,294	15,190,498
*Ω	Auto1 Group SE	13,573	406,890
	BASF SE	2,092,860	102,569,760
*	Basler AG	13,664	179,754
	Bayer AG	2,453,298	76,301,789
	Bayerische Motoren Werke AG	530,909	50,516,725
#*	BayWa AG (BYW6 GR)	63,318	702,401
	Bechtle AG	350,338	15,206,014
Ω	Befesa SA	105,725	3,170,256
	Beiersdorf AG	94,463	11,738,173
	Bertrandt AG	19,461	429,094
	Bijou Brigitte AG	16,048	703,244
	Bilfinger SE	112,125	12,062,998
#	Borussia Dortmund GmbH & Co. KGaA	328,949	1,370,890
#*	BRANICKS Group AG	105,407	244,060
	Brenntag SE	488,802	30,324,841
Ω	Brockhaus Technologies AG	900	13,457
	CANCOM SE (COK GR)	46,580	1,364,551
	Carl Zeiss Meditec AG	63,189	3,484,359
*	Ceconomy AG	503,707	2,545,094
	CENIT AG	26,633	231,101
	Cewe Stiftung & Co. KGaA	34,614	3,964,013
	Commerzbank AG	1,576,057	57,472,202
	Continental AG	405,867	34,665,329
*	Covestro AG	516,166	34,981,145
	CTS Eventim AG & Co. KGaA	211,308	23,861,822
	Daimler Truck Holding AG	1,531,261	74,488,587
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	70,948
*Ω	Delivery Hero SE	53,243	1,589,008
	Dermapharm Holding SE	61,470	2,354,178
#	Deutsche Bank AG (DB US)	932,025	30,738,185

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Bank AG (DBK GR)	1,854,208	$61,071,167
	Deutsche Beteiligungs AG	61,661	1,713,851
	Deutsche Boerse AG	259,172	75,001,067
	Deutsche EuroShop AG	17,860	383,600
	Deutsche Lufthansa AG	1,409,207	12,083,712
Ω	Deutsche Pfandbriefbank AG	422,560	2,630,752
	Deutsche Post AG	2,262,064	101,353,375
	Deutsche Telekom AG (DTE GR)	5,657,728	202,919,493
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	4,026	144,211
	Deutsche Wohnen SE	66,493	1,686,649
	Deutz AG	225,216	1,975,019
*	Dr. Hoenle AG	7,908	86,616
	Draegerwerk AG & Co. KGaA	12,747	857,632
	Duerr AG	177,631	4,565,591
Ω	DWS Group GmbH & Co. KGaA	132,280	7,921,452
	E.ON SE	5,742,369	104,759,375
	Eckert & Ziegler SE	50,374	3,832,106
	EDAG Engineering Group AG	20,949	150,699
	Elmos Semiconductor SE	32,846	3,278,338
	ElringKlinger AG	146,281	724,993
	Energiekontor AG	18,365	1,032,078
	Evonik Industries AG	951,882	18,902,533
#*	Evotec SE	348,821	2,786,886
	Fabasoft AG	8,103	152,080
	Fielmann Group AG	103,613	6,565,158
	flatexDEGIRO AG	333,265	10,072,352
#*	Fraport AG Frankfurt Airport Services Worldwide	157,528	11,722,592
	Freenet AG	753,145	24,426,630
	Fresenius Medical Care AG (FME GR)	544,294	27,607,362
	Fresenius Medical Care AG (FMS US), ADR	1,074	27,215
	Fresenius SE & Co. KGaA	703,880	33,596,636
	Friedrich Vorwerk Group SE	24,182	2,350,322
	FUCHS SE	124,570	4,381,300
	GEA Group AG	629,633	45,226,688
#	Gerresheimer AG	134,141	6,613,680
	Gesco SE	29,514	608,451
#	GFT Technologies SE	80,626	1,670,282
		Shares	Value»
GERMANY — (Continued)
*	Grand City Properties SA	130,529	$1,645,714
#	Grenke AG	74,412	1,515,481
	H&R GmbH & Co. KGaA	57,019	324,839
	Hannover Rueck SE	88,984	26,992,706
#Ω	Hapag-Lloyd AG	53,309	7,694,730
	Hawesko Holding SE	1,974	52,080
	Heidelberg Materials AG	367,659	84,816,905
*	Heidelberger Druckmaschinen AG	851,226	2,202,247
	Hella GmbH & Co. KGaA	10,682	1,058,712
#*	HelloFresh SE	586,133	6,167,682
	Henkel AG & Co. KGaA	139,179	9,897,061
	Hensoldt AG	233,324	25,572,966
	HOCHTIEF AG	78,040	17,004,393
	Hornbach Holding AG & Co. KGaA	44,857	5,274,453
	HUGO BOSS AG	143,141	6,666,515
	Indus Holding AG	49,401	1,334,598
	Infineon Technologies AG (IFNNY US), ADR	173,010	6,802,753
	Infineon Technologies AG (IFX GR)	1,809,236	71,072,421
	Init Innovation in Traffic Systems SE	13,895	655,120
Ω	Instone Real Estate Group SE	113,727	1,211,327
*	IONOS Group SE	11,430	542,085
#	IVU Traffic Technologies AG	28,696	689,599
	Jenoptik AG	161,142	3,414,929
Ω	JOST Werke SE	32,847	1,933,617
	K&S AG	348,460	5,271,419
	KION Group AG	353,395	21,724,902
	Kloeckner & Co. SE	29,616	215,962
#	Knaus Tabbert AG	9,810	147,410
	Knorr-Bremse AG	212,851	21,243,686
*	Koenig & Bauer AG	35,675	577,378
#	Kontron AG	168,742	5,443,634
	Krones AG	57,689	8,542,338
	KSB SE & Co. KGaA	267	297,271
	KWS Saat SE & Co. KGaA	36,418	2,593,837
	Lanxess AG	408,612	11,221,274
	LEG Immobilien SE	185,270	14,705,524
#	Leifheit AG	27,316	476,028
*	LPKF Laser & Electronics SE	13,810	124,616
	Mediclin AG	12,692	45,601
*	Medios AG	3,246	47,521
	Mercedes-Benz Group AG	1,227,404	69,495,918

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Merck KGaA	26,178	$3,271,841
	MLP SE	323,179	3,113,995
	MTU Aero Engines AG	65,379	28,201,769
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	122,464	80,173,580
	Multitude PLC	3,785	28,299
#	Mutares SE & Co. KGaA	52,436	1,806,464
*	Nagarro SE	22,049	1,394,443
	Nemetschek SE	195,375	29,109,518
#*	Nordex SE	346,411	8,502,965
#	Norma Group SE	106,112	1,888,776
#	Patrizia SE	151,868	1,355,149
*	Pentixapharm Holding AG	36,307	83,460
	Pfeiffer Vacuum Technology AG	17,825	3,162,842
#	PNE AG	8,777	151,344
	ProCredit Holding AG	45,925	476,343
	ProSiebenSat.1 Media SE	625,927	5,705,377
#	Puma SE (PUM GR)	327,064	6,913,631
#*	PVA TePla AG	63,885	1,544,510
	PWO AG	5,972	197,439
*	q.beyond AG	558,981	602,585
#	Qiagen NV	403,702	19,956,921
*	R Stahl AG	4,599	97,060
	Rational AG	15,700	12,119,568
	Rheinmetall AG	84,035	166,346,950
#	RTL Group SA	121,007	4,769,737
	RWE AG	868,514	35,630,945
	SAF-Holland SE	82,602	1,490,069
	Salzgitter AG	108,896	2,823,467
	SAP SE (SAP GR)	230,346	65,868,710
	Schaeffler AG	80,535	465,619
	Schott Pharma AG & Co. KGaA	8,904	240,312
Ω	Scout24 SE	6,075	811,873
#	Secunet Security Networks AG	4,526	1,125,157
#*	SFC Energy AG	2,564	64,166
*	SGL Carbon SE	174,965	685,142
	Siemens AG (SIE GR)	235,038	59,864,913
	Siemens AG (SIEGY US), Sponsored ADR	5,196	664,309
*	Siemens Energy AG	534,674	61,903,840
Ω	Siemens Healthineers AG	223,519	12,039,320
#	Siltronic AG	42,232	1,825,951
	Sixt SE	38,792	4,022,396
#*	SMA Solar Technology AG	30,939	708,217
*	Softwareone Holding AG	86,308	705,245
		Shares	Value»
GERMANY — (Continued)
	Stabilus SE	93,866	$2,690,838
	STRATEC SE	8,076	255,318
	Stroeer SE & Co. KGaA	135,665	7,289,596
#	Suedzucker AG	246,604	2,824,010
	Surteco Group SE	32,698	544,496
	SUSS MicroTec SE	61,566	2,231,743
	Symrise AG	290,745	26,355,233
#	TAG Immobilien AG	628,263	10,101,242
#	Takkt AG	99,811	612,693
*	Talanx AG	198,352	26,290,970
*Ω	TeamViewer SE	197,210	2,016,855
	Technotrans SE	24,647	685,545
	thyssenkrupp AG	1,954,009	22,617,953
#*Ω	Thyssenkrupp Nucera AG & Co. KGaA	15,120	180,325
*	TUI AG	1,690,872	15,255,130
	United Internet AG	240,228	6,885,650
#	Verbio SE	36,978	479,144
	Volkswagen AG	65,006	6,932,505
	Vonovia SE	501,861	15,575,548
	Vossloh AG	42,621	4,180,169
#	Wacker Chemie AG	56,488	4,204,457
	Wacker Neuson SE	105,064	2,748,454
	Washtec AG	52,755	2,414,711
*	Westwing Group SE	13,408	140,272
	Wuestenrot & Wuerttembergische AG	96,569	1,545,459
*Ω	Zalando SE	663,068	19,333,767
	Zeal Network SE	21,221	1,166,699
TOTAL GERMANY			2,784,384,269
HONG KONG — (1.6%)
*	Aceso Life Science Group Ltd.	168,900	426
	Aeon Credit Service Asia Co. Ltd.	52,000	48,680
	AIA Group Ltd.	8,361,000	77,959,349
*††	Aidigong Maternal & Child Health Ltd.	67,466	8,423
*	Allied Group Ltd.	1,676,000	355,473
	APAC Resources Ltd.	361,197	60,500
*	Apollo Future Mobility Group Ltd.	66,400	6,813
	Asia Financial Holdings Ltd.	400,000	249,163
*	Asia Standard International Group Ltd.	2,185,561	89,636
	ASMPT Ltd.	729,900	6,174,745
	Associated International Hotels Ltd.	79,000	51,794
	Bank of East Asia Ltd.	3,860,137	5,966,561

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Best Mart 360 Holdings Ltd.	206,000	$60,078
	BOC Hong Kong Holdings Ltd.	3,312,000	14,871,723
#	Bright Smart Securities & Commodities Group Ltd.	3,018,000	5,663,827
#Ω	Budweiser Brewing Co. APAC Ltd.	1,753,000	1,840,199
	Build King Holdings Ltd.	960,000	154,789
#	Cafe de Coral Holdings Ltd.	1,228,000	1,131,373
	Cathay Pacific Airways Ltd.	6,407,180	9,523,093
	Chen Hsong Holdings	364,000	76,966
	Cheuk Nang Holdings Ltd.	124,488	23,544
	Chevalier International Holdings Ltd.	130,276	66,657
*	Chi Kan Holdings Ltd.	88,000	28,627
*	China Energy Development Holdings Ltd.	33,840,000	220,184
	China Motor Bus Co. Ltd.	6,800	51,215
#*	China Star Entertainment Ltd.	8,256,000	2,536,712
	Chinese Estates Holdings Ltd.	1,984,000	329,780
	Chow Sang Sang Holdings International Ltd.	1,307,000	1,380,567
*	Chuang's Consortium International Ltd.	3,475,553	157,964
	CITIC Telecom International Holdings Ltd.	8,815,000	2,857,890
	CK Asset Holdings Ltd.	2,115,624	9,694,209
	CK Hutchison Holdings Ltd.	2,034,408	13,241,964
	CK Infrastructure Holdings Ltd.	714,545	5,032,532
*	CK Life Sciences International Holdings, Inc.	7,186,000	911,193
	CLP Holdings Ltd.	895,000	7,768,399
	C-Mer Medical Holdings Ltd.	1,342,000	310,329
	CN Logistics International Holdings Ltd.	47,000	19,891
#††	Convoy, Inc.	23,823,171	94,989
		Shares	Value»
HONG KONG — (Continued)
#*	Cowell e Holdings, Inc.	739,000	$2,486,293
Ω	Crystal International Group Ltd.	1,186,000	852,104
*	CSC Holdings Ltd.	98,175,000	384,909
*	CSI Properties Ltd.	40,033,880	940,031
	CTF Services Ltd.	4,820,221	4,725,538
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,036,902	2,381,260
	Dah Sing Financial Holdings Ltd.	881,644	3,270,682
	Dickson Concepts International Ltd.	427,000	290,125
	Dream International Ltd.	82,000	142,221
	Dynamic Holdings Ltd.	74,000	124,015
	Eagle Nice International Holdings Ltd.	1,394,000	721,524
#	EC Healthcare	1,041,000	87,581
††	EcoGreen International Group Ltd.	468,240	21,253
	Emperor International Holdings Ltd.	2,814,416	67,493
	Emperor Watch & Jewellery Ltd.	15,710,000	809,363
*	ENM Holdings Ltd.	2,644,000	90,838
*	Esprit Holdings Ltd.	11,430,969	140,889
	Fairwood Holdings Ltd.	199,500	140,822
	Far East Consortium International Ltd.	6,538,465	655,125
	First Pacific Co. Ltd.	8,711,756	6,854,632
#*Ω	FIT Hon Teng Ltd.	9,411,000	3,167,793
	Four Seas Mercantile Holdings Ltd.	36,000	12,028
#*Ω	Frontage Holdings Corp.	1,238,000	230,798
	FSE Lifestyle Services Ltd.	445,000	331,318
	Galaxy Entertainment Group Ltd.	2,121,000	10,343,402
	Get Nice Holdings Ltd.	3,195,296	62,739
	Giordano International Ltd.	4,412,000	836,693
	Glorious Sun Enterprises Ltd.	1,763,000	298,354
#*††	Gold Financial Holdings Ltd.	2,104,000	0
*	GR Life Style Co. Ltd.	2,932,000	384,212
	Great Eagle Holdings Ltd.	609,652	1,141,004

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	G-Resources Group Ltd.	6,292,820	$8,648,933
	Guoco Group Ltd.	27,000	254,604
#	Guotai Junan International Holdings Ltd.	11,609,000	9,462,286
	Hang Lung Group Ltd.	2,986,000	5,394,619
	Hang Lung Properties Ltd.	7,044,514	7,254,851
	Hang Seng Bank Ltd.	466,400	6,793,907
*	Hanison Construction Holdings Ltd.	269,496	8,509
	Harbour Centre Development Ltd.	158,000	89,727
#	Henderson Land Development Co. Ltd.	1,532,104	5,361,253
	HK Electric Investments & HK Electric Investments Ltd.	4,238,000	3,303,706
	HKBN Ltd.	803,500	510,409
*	HKR International Ltd.	4,036,438	479,237
	HKT Trust & HKT Ltd.	9,979,000	15,712,707
	Hong Kong & China Gas Co. Ltd.	9,514,586	8,492,369
	Hong Kong Exchanges & Clearing Ltd.	812,318	43,961,672
	Hong Kong Ferry Holdings Co. Ltd.	489,000	298,187
	Hong Kong Technology Venture Co. Ltd.	1,242,535	258,383
*	Hongkong & Shanghai Hotels Ltd.	2,243,226	1,669,338
Ω	Honma Golf Ltd.	558,000	249,341
	Hung Hing Printing Group Ltd.	632,524	78,141
	Hutchison Telecommunications Hong Kong Holdings Ltd.	5,438,000	747,501
	Hysan Development Co. Ltd.	1,459,215	2,903,624
	IGG, Inc.	2,932,000	1,535,551
Ω	Impro Precision Industries Ltd.	434,000	167,368
	International Housewares Retail Co. Ltd.	1,167,000	127,793
*	IPE Group Ltd.	945,000	51,988
	JBM Healthcare Ltd.	210,000	79,094
	Johnson Electric Holdings Ltd.	1,515,318	4,466,193
		Shares	Value»
HONG KONG — (Continued)
	K Wah International Holdings Ltd.	3,316,000	$913,809
*	Kader Holdings Co. Ltd.	100,000	3,575
	Karrie International Holdings Ltd.	2,114,000	247,678
	Kerry Properties Ltd.	2,022,083	5,399,170
*	Kingkey Financial International Holdings Ltd.	350,000	11,420
	KLN Logistics Group Ltd.	1,251,291	1,315,858
	Kowloon Development Co. Ltd.	1,776,984	723,718
*	Lai Sun Development Co. Ltd.	1,641,880	152,111
	Lam Soon Hong Kong Ltd.	12,000	16,116
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	26,818
*	Lerado Financial Group Co. Ltd.	74,000	2,303
	Liu Chong Hing Investment Ltd.	838,000	477,105
	Luk Fook Holdings International Ltd.	1,546,000	4,034,079
	Man Wah Holdings Ltd.	8,041,200	4,536,093
*	MECOM Power & Construction Ltd.	1,197,500	28,866
*	Melco International Development Ltd.	618,000	427,332
	MGM China Holdings Ltd.	1,381,200	2,916,052
*††	MH Development NPV	314,080	0
*	Midland Holdings Ltd.	1,342,364	302,079
	Miramar Hotel & Investment	581,000	733,476
	Modern Dental Group Ltd.	1,402,000	775,382
#*	Mongolian Mining Corp.	1,605,000	1,607,082
	MTR Corp. Ltd.	767,632	2,761,378
*	NagaCorp Ltd.	4,898,192	2,579,933
	Nameson Holdings Ltd.	1,670,000	169,904
*	National United Resources Holdings Ltd.	332,000	1,516
*	New Focus Auto Tech Holdings Ltd.	5,064,000	34,847
#*	New World Development Co. Ltd.	4,262,284	3,490,320

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*††	NewOcean Energy Holdings Ltd.	4,088,000	$0
#	Nissin Foods Co. Ltd.	834,000	722,798
	Oriental Watch Holdings	2,165,793	933,430
#*	Oshidori International Holdings Ltd.	17,547,000	1,036,614
#	Pacific Basin Shipping Ltd.	23,407,000	6,763,585
#	Pacific Textiles Holdings Ltd.	3,064,000	573,665
*	Paliburg Holdings Ltd.	422,790	15,329
#	PAX Global Technology Ltd.	2,058,000	1,782,793
	PC Partner Group Ltd.	1,024,000	964,820
	PCCW Ltd.	16,086,308	11,524,991
#*††	Peace Mark Holdings Ltd.	232,000	0
#	Perfect Medical Health Management Ltd.	1,409,000	294,340
	Pico Far East Holdings Ltd.	3,564,000	1,161,286
	Playmates Holdings Ltd.	1,444,000	99,374
	Plover Bay Technologies Ltd.	1,048,000	884,806
	Power Assets Holdings Ltd.	1,360,500	8,957,664
	PRADA SpA	786,600	4,281,360
*	Public Financial Holdings Ltd.	1,636,000	283,532
*	Regal Hotels International Holdings Ltd.	1,641,400	110,512
Ω	Regina Miracle International Holdings Ltd.	1,148,000	266,203
#	Sa Sa International Holdings Ltd.	2,658,000	209,320
Ω	Samsonite Group SA	3,967,500	8,092,541
	Sands China Ltd.	1,773,600	4,293,473
	SAS Dragon Holdings Ltd.	1,326,000	792,479
	SEA Holdings Ltd.	1,057,918	166,662
*	Shandong Hi-Speed Holdings Group Ltd.	215,000	479,374
	Shangri-La Asia Ltd.	4,714,166	2,730,936
*	Shenwan Hongyuan HK Ltd.	555,000	149,055
*	Shun Tak Holdings Ltd.	8,548,250	719,468
	Singamas Container Holdings Ltd.	5,650,000	495,203
	Sino Land Co. Ltd.	7,199,156	8,298,460
		Shares	Value»
HONG KONG — (Continued)
*	Sinohope Technology Holdings Ltd.	123,500	$73,707
	SITC International Holdings Co. Ltd.	4,284,000	13,851,294
#*	SJM Holdings Ltd.	3,164,125	1,251,577
*	Smart Fish Wealthlink Holdings Ltd.	18,858,000	45,432
	SmarTone Telecommunications Holdings Ltd.	1,317,930	771,211
*	Solomon Systech International Ltd.	1,806,000	105,005
*	Soundwill Holdings Ltd.	466,500	366,995
	Stella International Holdings Ltd.	2,077,500	4,126,000
#	Sun Hung Kai & Co. Ltd.	2,813,787	1,267,498
	Sun Hung Kai Properties Ltd.	838,511	9,959,386
	SUNeVision Holdings Ltd.	2,563,000	2,529,785
	Swire Pacific Ltd. (19 HK), Class A	839,000	7,584,001
	Swire Pacific Ltd. (87 HK), Class B	1,570,000	2,466,559
	Swire Properties Ltd.	821,850	2,202,731
	TAI Cheung Holdings Ltd.	1,125,000	478,556
	Tai Hing Group Holdings Ltd.	1,034,000	124,850
	Tai Sang Land Development Ltd.	84,523	21,884
	Tan Chong International Ltd.	372,000	68,782
*	Taung Gold International Ltd.	7,650,000	51,338
	Techtronic Industries Co. Ltd.	1,513,500	18,097,901
*	Television Broadcasts Ltd.	1,087,300	577,462
	Texhong International Group Ltd.	1,158,500	701,545
	Texwinca Holdings Ltd.	2,716,000	300,701
*	Theme International Holdings Ltd.	15,390,000	1,647,012
#*	Tongda Group Holdings Ltd.	5,730,000	85,165
	Town Health International Medical Group Ltd.	2,602,000	91,199
	Tradelink Electronic Commerce Ltd.	2,326,000	283,949
	Transport International Holdings Ltd.	1,172,297	1,343,603

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	United Laboratories International Holdings Ltd.	5,269,500	$9,877,952
*	Unity Group Holdings International Ltd.	908,000	43,294
*††	Untrade.Genting	1,416,000	0
	Value Partners Group Ltd.	3,846,000	1,046,138
	Vedan International Holdings Ltd.	1,188,000	98,888
	Vitasoy International Holdings Ltd.	2,154,000	2,514,693
	Viva Goods Co. Ltd.	192,000	12,921
*	Vobile Group Ltd.	488,000	215,989
	VSTECS Holdings Ltd.	3,775,200	4,369,088
#	VTech Holdings Ltd.	554,000	4,105,118
*	Wang On Group Ltd.	32,180,000	94,552
*	Wealthink AI-Innovation Capital Ltd.	2,060,000	24,518
Ω	WH Group Ltd.	26,649,234	26,679,560
	Wharf Real Estate Investment Co. Ltd.	2,256,750	7,164,759
	Wing On Co. International Ltd.	123,137	199,011
	Wing Tai Properties Ltd.	462,000	99,437
	Wynn Macau Ltd.	3,384,400	2,805,025
*	Xingye Alloy Materials Group Ltd.	279,000	35,872
#	Xinyi Glass Holdings Ltd.	7,502,925	7,733,936
	YesAsia Holdings Ltd.	136,000	80,459
	Yue Yuen Industrial Holdings Ltd.	2,587,000	4,046,247
*	Zhaobangji Lifestyle Holdings Ltd.	3,712,000	56,183
TOTAL HONG KONG			581,927,448
IRELAND — (0.5%)
	AIB Group PLC	6,160,295	48,596,410
	Bank of Ireland Group PLC	4,521,858	60,637,977
	Cairn Homes PLC	2,901,465	7,201,298
	Dalata Hotel Group PLC	640,820	4,659,202
	FBD Holdings PLC (FBD ID)	66,078	1,053,287
	FBD Holdings PLC (FBH LN)	18,709	297,842
	Glanbia PLC (GLB ID)	717,800	10,429,547
	Glanbia PLC (GLB LN)	74,909	1,125,057
*Ω	Glenveagh Properties PLC	2,219,683	4,734,285
		Shares	Value»
IRELAND — (Continued)
	Irish Continental Group PLC (IR5B ID)	492,900	$3,108,811
	Kerry Group PLC (KYGA ID), Class A	42,583	3,933,390
	Kerry Group PLC (KYGA LN), Class A	76,886	7,282,307
	Kingspan Group PLC (KGP LN)	19,320	1,605,059
	Kingspan Group PLC (KSP ID)	300,950	24,976,406
*	Permanent TSB Group Holdings PLC	66,622	158,156
TOTAL IRELAND			179,799,034
ISRAEL — (1.2%)
#*	Accel Solutions Group Ltd.	71,956	43,730
#	Ackerstein Group Ltd.	28,881	73,357
*	Adgar Investment & Development Ltd.	170,632	261,209
	Afcon Holdings Ltd.	2,339	143,595
*	AFI Properties Ltd.	50,056	3,029,568
	Africa Israel Residences Ltd.	12,846	1,034,949
*	Airport City Ltd.	134,264	2,393,925
#*	Allot Ltd.	48,893	381,996
	Alony Hetz Properties & Investments Ltd.	200,902	2,094,225
	Alrov Properties & Lodgings Ltd.	27,535	2,049,198
	Altshuler Shaham Finance Ltd.	54,956	99,712
	Amot Investments Ltd.	284,975	1,943,049
	Analyst IMS Investment Management Services Ltd.	1,261	45,060
	Arad Ltd.	20,786	317,102
*	Argo Properties NV	14,590	476,806
	Ari Real Estate Arena Investment Ltd.	44,787	39,904
	Aryt Industries Ltd.	9,314	91,624
*	Ashdod Refinery Ltd.	31,716	545,405
#	Ashtrom Group Ltd.	88,131	1,836,571
	AudioCodes Ltd. (AUDC IT)	9,004	90,688
	AudioCodes Ltd. (AUDC US)	54,079	541,872
#	Aura Investments Ltd.	183,463	1,225,005
	Automatic Bank Services Ltd.	42,896	272,365

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Avgol Industries 1953 Ltd.	189,621	$82,940
	Ayalon Holdings Ltd.	1,071	18,291
#	Azorim-Investment Development & Construction Co. Ltd.	196,484	1,271,132
	Azrieli Group Ltd.	23,130	2,272,503
	Bank Hapoalim BM	1,400,697	26,267,369
	Bank Leumi Le-Israel BM	2,382,401	44,071,502
*	Bet Shemesh Engines Holdings 1997 Ltd.	17,612	3,340,151
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,178,137	5,911,973
#*	Big Shopping Centers Ltd.	18,371	3,499,094
	Blue Square Real Estate Ltd.	17,920	2,049,235
*	Brainsway Ltd. (BWAY IT)	17,826	104,649
#*	Camtek Ltd.	10,598	1,025,648
	Carasso Motors Ltd.	116,434	1,373,877
#	Carasso Real Estate Ltd.	8,883	91,918
	Castro Model Ltd.	249	10,779
#*	Cellcom Israel Ltd. (CEL IT)	479,698	4,335,838
*	Cellcom Israel Ltd. (CELJF US)	48,866	435,396
*	Ceragon Networks Ltd.	46,102	101,885
*	Cielo-Blu Group Ltd.	57,803	69,728
	Clal Insurance Enterprises Holdings Ltd.	259,218	12,427,972
#	Cohen Development Gas & Oil Ltd.	199	12,315
*	Compugen Ltd.	75,383	109,146
	Danel Adir Yeoshua Ltd.	17,776	2,436,445
	Danya Cebus Ltd.	12,837	468,312
#	Delek Automotive Systems Ltd.	78,348	612,577
	Delek Group Ltd.	33,781	6,860,475
	Delta Galil Ltd.	50,740	2,692,418
	Delta Israel Brands Ltd.	823	21,294
	Diplomat Holdings Ltd.	12,827	199,903
#	Direct Finance of Direct Group 2006 Ltd.	1,355	210,844
*	Dor Alon Energy in Israel 1988 Ltd.	1,634	64,582
		Shares	Value»
ISRAEL — (Continued)
#*	Doral Group Renewable Energy Resources Ltd.	163,293	$772,750
#	Duniec Brothers Ltd.	2,984	201,511
*	El Al Israel Airlines	622,586	2,513,366
	Elbit Systems Ltd. (ESLT IT)	1,279	590,044
	Elbit Systems Ltd. (ESLT US)	1,864	869,947
	Electra Consumer Products 1970 Ltd.	32,374	1,284,656
	Electra Ltd.	7,139	4,325,346
#*	Electra Real Estate Ltd.	18,968	255,347
#*	Ellomay Capital Ltd.	2,636	48,067
#	Energix-Renewable Energies Ltd.	185,882	724,071
#*	Enlight Renewable Energy Ltd. (ENLT IT)	27,899	685,039
*	Enlight Renewable Energy Ltd. (ENLT US)	26,470	651,956
*	Equital Ltd.	110,684	4,802,809
*	Fattal Holdings 1998 Ltd.	21,983	3,956,653
	First International Bank of Israel Ltd.	163,656	11,367,152
#	FMS Enterprises Migun Ltd.	12,696	544,462
	Formula Systems 1985 Ltd. (FORTY IT)	49,097	5,910,139
	Fox Wizel Ltd.	45,474	4,715,705
	Gav-Yam Lands Corp. Ltd.	77,372	863,593
*	Gilat Satellite Networks Ltd.	92,616	693,778
#	Globrands Ltd.	140	23,182
*	Hagag Group Real Estate Development	60,225	377,263
	Hamat Group Ltd.	13,365	63,639
	Harel Insurance Investments & Financial Services Ltd.	463,049	13,958,962
	Hilan Ltd.	69,162	5,650,296
	ICL Group Ltd.	527,561	3,286,656
	IDI Insurance Co. Ltd.	37,414	2,155,299
*	IES Holdings Ltd.	5,601	487,810
	Ilex Medical Ltd.	11,771	209,570
	Inrom Construction Industries Ltd.	310,841	1,812,292
	Isracard Ltd.	629,287	2,577,590
#	Israel Canada TR Ltd.	181,820	903,305

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Israel Discount Bank Ltd., Class A	1,850,248	$17,694,902
	Israel Shipyards Industries Ltd.	7,736	293,803
*	Israir Group Ltd.	90,729	58,715
	Isras Investment Co. Ltd.	5,558	1,508,096
	Issta Ltd.	28,048	871,766
	Kamada Ltd. (KMDA IT)	38,092	284,178
*	Kamada Ltd. (KMDA US)	44,261	327,089
#	Kardan Real Estate Enterprise & Development Ltd.	236,728	427,854
#	Kenon Holdings Ltd.	57,414	2,730,897
	Kerur Holdings Ltd.	23,328	576,751
	Klil Industries Ltd.	4,647	307,488
#	Kvutzat Acro Ltd.	35,451	515,537
	Lahav L.R. Real Estate Ltd.	33,961	62,274
	Land Development Nimrodi Group Ltd.	72,286	767,022
	Lapidoth Capital Ltd.	21,264	483,792
	Libra Insurance Co. Ltd.	11,831	49,641
#	M Yochananof & Sons Ltd.	18,750	1,729,441
	Magic Software Enterprises Ltd. (MGIC IT)	23,624	495,712
#	Magic Software Enterprises Ltd. (MGIC US)	60,835	1,259,893
*	Malam - Team Ltd.	4,882	164,855
	Matrix IT Ltd.	159,053	5,846,194
	Max Stock Ltd.	224,100	1,193,481
#	Maytronics Ltd.	105,870	136,442
	Mediterranean Towers Ltd.	314,007	1,134,580
	Mega Or Holdings Ltd.	65,529	3,074,456
	Meitav Investment House Ltd.	163,940	4,090,588
	Melisron Ltd.	31,412	3,616,640
	MENIF - Financial Services Ltd.	15,705	102,601
	Menora Mivtachim Holdings Ltd.	101,172	8,794,873
*	Meshek Energy Renewable Energies Ltd.	62,058	81,081
#	Meshulam Levinstein Contracting & Engineering Ltd.	6,119	896,934
		Shares	Value»
ISRAEL — (Continued)
	Migdal Insurance & Financial Holdings Ltd.	1,716,318	$5,237,953
	Mivne Real Estate KD Ltd.	839,510	3,164,466
	Mivtach Shamir Holdings Ltd.	19,553	1,590,290
	Mizrahi Tefahot Bank Ltd.	271,604	16,778,018
	Nawi Group Ltd.	59,172	1,033,709
*	Nayax Ltd.	8,950	394,641
	Neto Malinda Trading Ltd.	17,419	729,141
*	Neto ME Holdings Ltd.	3,560	217,527
	Next Vision Stabilized Systems Ltd.	166,916	6,841,308
#*,*	Nexxen International Ltd.	21,798	224,879
#*	Nice Ltd. (NICE US), Sponsored ADR	12,419	1,937,985
*	Nova Ltd. (NVMI IT)	19,068	5,084,873
	Novolog Ltd.	378,574	154,759
	Oil Refineries Ltd.	9,128,863	2,388,122
	One Software Technologies Ltd.	92,305	2,384,831
*	OPC Energy Ltd.	126,781	1,904,460
*	OY Nofar Energy Ltd.	3,691	110,508
	Palram Industries 1990 Ltd.	31,384	683,966
	Partner Communications Co. Ltd.	543,882	5,008,879
	Paz Retail & Energy Ltd.	41,742	7,718,141
#	Peninsula Group Ltd.	90,236	95,002
*	Perion Network Ltd.	85,830	930,617
	Phoenix Financial Ltd.	485,234	16,533,420
	Plasson Industries Ltd.	11,611	698,974
#	Polyram Plastic Industries Ltd.	33,733	109,330
#	Prashkovsky Investments & Construction Ltd.	24,941	956,354
#*	Priortech Ltd.	17,231	978,136
	Qualitau Ltd.	4,369	548,862
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	3,532,549
#*	Rani Zim Shopping Centers Ltd.	71,393	105,838
#	Retailors Ltd.	37,539	780,982
	Sano-Brunos Enterprises Ltd.	139	14,520

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Scope Metals Group Ltd.	30,968	$1,382,258
#	Shapir Engineering & Industry Ltd.	68,815	569,049
#*	Shikun & Binui Ltd.	797,633	3,796,800
*	Shikun & Binui Soltec Renewable Energy	81,860	75,459
	Shufersal Ltd.	297,688	3,598,982
	Strauss Group Ltd.	33,371	896,084
	Summit Real Estate Holdings Ltd.	169,086	3,209,490
	Suny Cellular Communication Ltd.	79,718	34,681
#	Tadiran Group Ltd.	11,528	612,315
Ω	Tamar Petroleum Ltd.	110,142	1,315,900
*	TAT Technologies Ltd.	7,244	260,840
	Tel Aviv Stock Exchange Ltd.	188,178	3,552,445
	Telsys Ltd.	8,579	539,510
*	Tera Light Ltd.	1,738	5,815
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	314,182	4,923,522
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	646,959	9,995,517
	Tiv Taam Holdings 1 Ltd.	184,133	445,710
*	Tower Semiconductor Ltd. (TSEM US)	90,958	4,161,329
	Turpaz Industries Ltd.	14,761	223,358
#*	Veridis Environment Ltd.	10,350	71,991
	Victory Supermarket Chain Ltd.	102	1,498
#	Villar International Ltd.	1,234	68,864
	YD More Investments Ltd.	53,863	554,797
	YH Dimri Construction & Development Ltd.	14,071	1,528,237
TOTAL ISRAEL			409,038,428
ITALY — (3.3%)
	A2A SpA	6,174,034	15,044,582
*	Abitare In SpA	11,287	38,111
	ACEA SpA	221,961	4,925,822
#*	Aeffe SpA	103,687	54,067
	Amplifon SpA	408,465	6,876,060
	Ariston Holding NV	16,994	88,471
	Arnoldo Mondadori Editore SpA	796,298	1,833,166
	Ascopiave SpA	302,866	1,046,134
	Avio SpA	35,879	1,226,110
		Shares	Value»
ITALY — (Continued)
	Azimut Holding SpA	502,932	$17,095,910
	Banca Generali SpA	294,523	16,449,778
	Banca IFIS SpA	139,436	3,861,606
	Banca Mediolanum SpA	636,988	11,235,692
#	Banca Monte dei Paschi di Siena SpA	3,480,693	29,632,605
#	Banca Profilo SpA	908,974	172,026
*Ω	Banca Sistema SpA	150,366	322,351
	Banco BPM SpA	4,773,661	60,879,207
	Banco di Desio e della Brianza SpA	100,099	856,439
	BasicNet SpA	4,285	34,823
*Ω	BFF Bank SpA	616,198	7,315,621
#	Biesse SpA	16,733	136,410
#	BPER Banca SpA	8,255,460	81,237,985
#	Brembo NV	258,854	2,481,569
	Brunello Cucinelli SpA	136,585	15,317,010
	Buzzi SpA	277,817	14,507,485
*	Cairo Communication SpA	242,252	753,191
Ω	Carel Industries SpA	47,234	1,283,093
	Cembre SpA	6,702	455,446
	Cementir Holding NV	193,185	2,869,954
*	CIR SpA-Compagnie Industriali	2,238,490	1,724,954
	Comer Industries SpA	993	37,012
	Credito Emiliano SpA	406,582	6,163,171
#	d'Amico International Shipping SA	228,606	942,103
#	Danieli & C Officine Meccaniche SpA (DAN IM)	55,127	2,368,911
	Danieli & C Officine Meccaniche SpA (DANR IM)	163,712	5,322,587
	Datalogic SpA	44,649	240,999
	De' Longhi SpA	9,721	318,834
*Ω	doValue SpA	101,127	300,653
	Emak SpA	264,991	263,319
Ω	Enav SpA	107,033	469,557
	Enel SpA	7,879,569	69,484,280
#	Eni SpA (E US), Sponsored ADR	35,842	1,220,062
	Eni SpA (ENI IM)	4,988,504	85,140,459
#	ERG SpA	51,115	1,107,377
#	Esprinet SpA	94,341	448,209
	Ferrari NV (RACE IM)	106,547	46,721,723
	Fiera Milano SpA	13,338	95,712
	Fila SpA	51,466	507,336
	FinecoBank Banca Fineco SpA	1,740,117	37,054,078
	FNM SpA	563,054	262,130
#	Garofalo Health Care SpA	21,341	122,075
	Gefran SpA	21,471	256,656

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Generali	174,768	$6,519,854
	GPI SpA	4,446	78,866
	Hera SpA	2,932,168	12,546,628
	IMMSI SpA	455,316	262,871
	Intercos SpA	24,995	334,363
	Interpump Group SpA	38,033	1,560,426
	Intesa Sanpaolo SpA	8,812,451	53,097,302
	Iren SpA	1,706,523	4,886,915
	Italgas SpA	1,801,331	14,946,304
#	Italian Sea Group SpA	47,208	294,944
	Italmobiliare SpA	38,903	1,252,674
	Iveco Group NV	824,488	17,042,018
	Leonardo SpA	226,762	12,223,180
	Lottomatica Group SpA	10,140	273,322
	LU-VE SpA	14,085	520,982
	Maire SpA	626,222	8,698,530
#*††	Mariella Burani Fashion Group SpA	2,868	0
#	MARR SpA	32,221	377,433
#	Mediobanca Banca di Credito Finanziario SpA	1,381,175	30,408,430
#	MFE-MediaForEurope NV (MFEA IM), Class A	589,399	1,867,923
	MFE-MediaForEurope NV (MFEB IM), Class B	142,234	639,183
	Moltiply Group SpA	61,269	3,026,092
	Moncler SpA	482,396	25,727,423
*	NewPrinces SpA	37,066	965,958
Ω	Nexi SpA	1,515,343	8,652,962
	Orsero SpA	27,544	443,177
Ω	OVS SpA	1,268,772	5,252,295
	Pharmanutra SpA	12,212	639,432
#	Piaggio & C SpA	527,512	1,138,745
Ω	Pirelli & C SpA	1,385,360	9,339,223
Ω	Poste Italiane SpA	532,813	11,511,376
	Prysmian SpA	518,000	41,369,252
Ω	RAI Way SpA	443,480	2,960,626
	Recordati Industria Chimica e Farmaceutica SpA	200,976	11,526,714
	Reply SpA	69,907	10,949,799
*	Revo SpA	1,451	25,583
	Rizzoli Corriere Della Sera Mediagroup SpA	670,863	784,213
	Sabaf SpA	33,802	527,456
#*	Safilo Group SpA	145,732	180,852
	Saipem SpA	4,706,149	12,579,674
#*	Salvatore Ferragamo SpA	92,525	523,256
#	Sanlorenzo SpA	48,956	1,649,967
#	Sesa SpA	23,255	1,751,146
		Shares	Value»
ITALY — (Continued)
	Snam SpA	2,079,886	$12,053,487
#	Sogefi SpA	258,428	805,380
	SOL SpA	145,703	7,774,512
	Stellantis NV (STLA UX)	11,429	101,604
	Stellantis NV (STLAM IM)	4,387,305	38,718,419
#	Tamburi Investment Partners SpA	234,130	2,061,763
Ω	Technogym SpA	468,672	7,231,257
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	179,044	812,860
#*	Telecom Italia SpA (TIT IM)	50,814,284	23,350,815
*	Telecom Italia SpA (TITR IM)	6,511,424	3,353,231
	Tenaris SA (TEN IM)	417,015	7,283,237
#	Tenaris SA (TS US), ADR	169,329	5,916,355
	Terna - Rete Elettrica Nazionale	1,704,344	16,491,139
	TXT e-solutions SpA	10,450	401,258
	UniCredit SpA	1,613,223	118,690,891
	Unipol Assicurazioni SpA	2,005,427	40,224,256
	Webuild SpA	1,506,169	6,778,743
	Wiit SpA	32,289	574,761
#	Zignago Vetro SpA	22,251	199,005
TOTAL ITALY			1,170,783,263
JAPAN — (21.0%)
#	&Do Holdings Co. Ltd.	24,700	177,917
	77 Bank Ltd.	289,674	10,005,844
	A&D HOLON Holdings Co. Ltd.	110,400	1,467,162
	AB & Company Co. Ltd.	13,700	87,046
	Abalance Corp.	7,500	39,738
	ABC-Mart, Inc.	113,800	2,129,581
#*	Access Co. Ltd.	15,800	74,468
#	Achilles Corp.	59,500	436,762
	Acom Co. Ltd.	920,200	2,661,150
#	AD Works Group Co. Ltd.	138,099	323,114
#	Adastria Co. Ltd.	155,500	3,088,134
	ADEKA Corp.	369,800	7,298,110
	Ad-sol Nissin Corp.	60,600	538,537
	Adtec Plasma Technology Co. Ltd.	2,100	18,173
#	Advan Group Co. Ltd.	46,000	264,267
	Advanced Media, Inc.	34,100	268,353
	Advantest Corp.	654,100	43,497,057
#*	Adventure, Inc.	1,700	37,522
	Adways, Inc.	9,700	22,529

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Aeon Co. Ltd.	685,820	$21,907,031
#	Aeon Fantasy Co. Ltd.	29,100	691,883
#	AEON Financial Service Co. Ltd.	401,500	3,610,498
#	Aeon Hokkaido Corp.	114,100	678,095
	Aeon Kyushu Co. Ltd.	7,100	141,539
#	AFC-HD AMS Life Science Co. Ltd.	19,871	116,729
	AGC, Inc.	400,800	12,061,944
#	Ahresty Corp.	62,600	330,417
	Ai Holdings Corp.	68,400	1,094,802
	Aica Kogyo Co. Ltd.	146,500	3,607,239
	Aichi Corp.	141,700	1,208,814
	Aichi Financial Group, Inc.	91,551	1,640,100
#	Aichi Steel Corp.	236,800	3,604,078
	Aichi Tokei Denki Co. Ltd.	34,800	552,127
	Aida Engineering Ltd.	145,200	876,631
#	Aidma Holdings, Inc.	4,300	69,188
	Aiful Corp.	1,088,100	3,215,144
	Ain Holdings, Inc.	91,098	3,506,342
	Aiphone Co. Ltd.	47,500	894,362
	Air Water, Inc.	661,800	9,776,572
#	Airman Corp.	91,200	1,242,283
#	Airport Facilities Co. Ltd.	123,000	768,137
#	Airtech Japan Ltd.	27,100	195,379
#	Airtrip Corp.	22,100	133,680
	Aisan Industry Co. Ltd.	198,800	2,197,807
	Aisin Corp.	915,546	12,652,853
#	AIT Corp.	35,800	443,346
	Aizawa Securities Group Co. Ltd.	2,500	21,493
	Ajinomoto Co., Inc.	659,000	17,434,784
	Ajis Co. Ltd.	17,700	350,403
	Akatsuki Corp.	91,000	318,540
	Akatsuki, Inc.	21,600	426,196
#*	Akebono Brake Industry Co. Ltd.	298,324	208,612
	Akita Bank Ltd.	65,000	1,409,437
	Albis Co. Ltd.	24,000	528,193
	Alconix Corp.	116,235	1,626,233
	Alfresa Holdings Corp.	501,500	7,279,770
	Alinco, Inc.	83,700	578,112
#	Alleanza Holdings Co. Ltd.	54,000	377,961
	Allied Telesis Holdings KK	36,900	45,447
	Alpen Co. Ltd.	75,974	1,213,182
	Alpha Corp.	28,109	223,465
#	Alpha Systems, Inc.	13,920	330,241
	AlphaPolis Co. Ltd.	14,200	131,827
	Alps Alpine Co. Ltd.	655,404	6,943,541
	ALSOK Co. Ltd.	975,800	6,797,031
		Shares	Value»
JAPAN — (Continued)
#	Altech Corp.	90,210	$1,639,667
	Amada Co. Ltd.	1,035,300	11,673,965
	Amano Corp.	196,700	5,488,663
#	Amiyaki Tei Co. Ltd.	39,900	402,718
#	Amuse, Inc.	37,500	405,536
	Amvis Holdings, Inc.	121,200	414,151
	ANA Holdings, Inc.	128,000	2,373,447
#	Anabuki Kosan, Inc.	12,300	163,463
	Anest Iwata Corp.	140,700	1,462,594
	Anicom Holdings, Inc.	243,700	1,258,463
	Anrakutei Co. Ltd.	2,200	107,125
	Anycolor, Inc.	86,100	2,683,121
	AOI Electronics Co. Ltd.	6,700	88,162
	AOKI Holdings, Inc.	172,600	1,961,850
	Aoyama Trading Co. Ltd.	127,900	1,940,170
	Aoyama Zaisan Networks Co. Ltd.	91,800	1,099,539
#	Aozora Bank Ltd.	324,200	4,756,461
	Arakawa Chemical Industries Ltd.	70,604	527,106
	Arata Corp.	131,700	2,808,275
	Araya Industrial Co. Ltd.	17,000	563,121
#	ARCLANDS Corp.	154,386	1,782,580
	Arcs Co. Ltd.	178,373	3,589,155
	ARE Holdings, Inc.	263,800	3,109,535
	Arealink Co. Ltd.	70,300	1,180,810
#*	Arent, Inc.	4,000	129,522
	Argo Graphics, Inc.	48,200	1,685,313
	Arisawa Manufacturing Co. Ltd.	132,200	1,352,326
	Artience Co. Ltd.	173,500	3,674,049
#	Artnature, Inc.	80,200	425,899
#	Artner Co. Ltd.	15,800	197,411
	As One Corp.	138,760	2,180,578
#	Asahi Co. Ltd.	59,700	531,371
	Asahi Diamond Industrial Co. Ltd.	189,427	935,150
	Asahi Group Holdings Ltd.	1,440,400	18,273,028
	Asahi Intecc Co. Ltd.	361,700	5,628,804
	Asahi Kasei Corp.	2,505,200	17,430,565
	Asahi Kogyosha Co. Ltd.	72,600	1,232,084
#	Asahi Net, Inc.	69,200	313,433
#	Asahi Yukizai Corp.	70,100	2,007,023
	Asanuma Corp.	315,600	1,671,782
	Asax Co. Ltd.	6,600	31,453
	Ashimori Industry Co. Ltd.	18,800	352,265
	Asia Pile Holdings Corp.	175,800	1,167,603
	Asics Corp.	894,500	21,029,057
	ASKA Pharmaceutical Holdings Co. Ltd.	78,800	1,287,419

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ASKUL Corp.	118,900	$1,187,551
	Astellas Pharma, Inc.	2,185,000	22,655,435
	Astena Holdings Co. Ltd.	162,500	529,542
#	Asti Corp.	14,099	179,639
	Atrae, Inc.	30,400	154,349
#*	Atsugi Co. Ltd.	67,800	519,330
	Aucnet, Inc.	86,000	960,377
	Autobacs Seven Co. Ltd.	257,400	2,511,219
#	Aval Data Corp.	6,000	91,489
	Avant Group Corp.	83,700	838,076
	Avex, Inc.	62,715	530,604
	Awa Bank Ltd.	247,522	5,247,124
#	Axell Corp.	28,100	180,412
	Axial Retailing, Inc.	285,956	2,163,957
	Azbil Corp.	930,120	8,691,415
#	AZ-COM MARUWA Holdings, Inc.	229,600	1,771,146
	AZOOM Co. Ltd.	6,400	356,694
	Bandai Namco Holdings, Inc.	570,500	18,448,212
	Bando Chemical Industries Ltd.	150,900	1,796,592
	Bank of Iwate Ltd.	48,900	1,140,022
	Bank of Kochi Ltd.	6,300	34,170
	Bank of Nagoya Ltd.	54,699	3,183,387
	Bank of Saga Ltd.	53,580	970,608
	Bank of the Ryukyus Ltd.	277,500	2,263,954
	Base Co. Ltd.	27,600	640,857
*	baudroie, Inc.	15,600	295,606
	BayCurrent, Inc.	265,000	15,216,312
#	Beauty Garage, Inc.	25,900	292,114
#	Belc Co. Ltd.	52,938	2,532,587
	Bell System24 Holdings, Inc.	133,800	1,202,563
	Belluna Co. Ltd.	219,708	1,394,382
#	Bewith, Inc.	17,600	174,308
	Bic Camera, Inc.	291,200	3,040,512
	BIPROGY, Inc.	247,200	9,968,368
	B-Lot Co. Ltd.	41,200	400,233
	BML, Inc.	108,400	2,517,414
#	Bookoff Group Holdings Ltd.	42,000	398,323
	Bourbon Corp.	2,800	48,748
*††	Bourbon Corp. SA	56,660	0
	Br Holdings Corp.	112,700	259,365
#	B-R31 Ice Cream Co. Ltd.	700	19,114
#	BrainPad, Inc.	59,900	531,949
	Bridgestone Corp.	863,500	34,928,719
	Broadband Tower, Inc.	50,100	49,193
#	BRONCO BILLY Co. Ltd.	6,800	182,493
	Brother Industries Ltd.	537,600	9,147,716
		Shares	Value»
JAPAN — (Continued)
	Buffalo, Inc.	22,500	$354,678
	Bunka Shutter Co. Ltd.	243,600	4,123,172
#	Business Brain Showa-Ota, Inc.	19,900	362,109
#	Business Engineering Corp.	15,800	535,034
	C Uyemura & Co. Ltd.	19,400	1,242,543
	CAC Holdings Corp.	42,200	568,484
	Calbee, Inc.	209,000	3,835,707
	Canon Electronics, Inc.	80,801	1,365,199
	Canon Marketing Japan, Inc.	150,000	5,419,241
	Canon, Inc. (7751 JP)	611,934	17,380,541
	Canon, Inc. (CAJ US), Sponsored ADR	29,783	848,518
	Capcom Co. Ltd.	622,300	15,841,103
	Career Design Center Co. Ltd.	16,300	211,005
#	Careerlink Co. Ltd.	23,600	351,350
#	Carenet, Inc.	33,700	171,063
#	Carlit Co. Ltd.	57,600	495,692
	Casio Computer Co. Ltd.	292,700	2,318,873
	Cawachi Ltd.	72,600	1,327,365
#	CDS Co. Ltd.	5,900	68,296
	Celsys, Inc.	170,800	1,867,998
	Central Automotive Products Ltd.	111,900	1,428,812
	Central Glass Co. Ltd.	124,100	2,680,638
	Central Japan Railway Co.	267,700	6,240,670
#	Central Security Patrols Co. Ltd.	28,900	455,043
#	Central Sports Co. Ltd.	20,506	341,099
#	Ceres, Inc.	19,200	303,768
#	Change Holdings, Inc.	167,600	1,282,117
	Charm Care Corp. KK	67,600	592,451
	Chiba Bank Ltd.	893,763	8,330,501
#	Chiba Kogyo Bank Ltd.	204,900	2,023,103
#	Chikaranomoto Holdings Co. Ltd.	36,400	346,054
	CHIMNEY Co. Ltd.	7,500	63,210
#	Chino Corp.	30,600	485,681
#	Chiyoda Co. Ltd.	51,400	410,466
	Chiyoda Integre Co. Ltd.	54,000	1,101,142
#	Chofu Seisakusho Co. Ltd.	56,700	751,322
	Chori Co. Ltd.	47,000	1,188,796

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Choushimaru Co. Ltd.	6,100	$63,462
	Chubu Electric Power Co., Inc.	542,000	6,629,064
	Chubu Shiryo Co. Ltd.	112,498	1,249,519
	Chudenko Corp.	153,300	3,720,467
#	Chuetsu Pulp & Paper Co. Ltd.	33,011	371,459
	Chugai Pharmaceutical Co. Ltd.	439,200	21,053,899
	Chugai Ro Co. Ltd.	24,100	583,483
	Chugin Financial Group, Inc.	483,200	6,273,270
#	Chugoku Electric Power Co., Inc.	652,900	3,554,909
	Chugoku Marine Paints Ltd.	139,900	2,873,595
	Chuo Gyorui Co. Ltd.	3,800	96,636
#	Chuo Spring Co. Ltd.	85,869	1,727,158
	Citizen Watch Co. Ltd.	956,150	5,739,202
	CKD Corp.	147,900	2,640,494
#	CK-San-Etsu Co. Ltd.	15,400	402,858
#	Cleanup Corp.	135,600	650,313
#	CMK Corp.	193,800	471,791
	Coca-Cola Bottlers Japan Holdings, Inc.	414,152	6,332,531
	COLOPL, Inc.	186,400	645,974
#	Colowide Co. Ltd.	278,200	3,591,607
	Computer Engineering & Consulting Ltd.	85,900	1,271,195
#	Computer Institute of Japan Ltd.	143,970	471,412
	COMSYS Holdings Corp.	265,094	6,077,240
	Comture Corp.	75,300	873,716
	Concordia Financial Group Ltd.	1,891,211	12,541,052
	Copro-Holdings Co. Ltd.	16,700	237,737
#*	Core Concept Technologies, Inc.	5,700	48,336
#	Core Corp.	17,200	219,337
#	Corona Corp.	57,200	358,215
	Cosel Co. Ltd.	80,100	619,092
	Cosmo Energy Holdings Co. Ltd.	265,800	11,796,889
	Cosmos Initia Co. Ltd.	43,100	405,728
	Cosmos Pharmaceutical Corp.	108,200	6,721,540
#	Cota Co. Ltd.	63,881	601,301
	Create Medic Co. Ltd.	3,300	21,196
		Shares	Value»
JAPAN — (Continued)
#	Create Restaurants Holdings, Inc.	475,400	$4,836,937
	Create SD Holdings Co. Ltd.	100,800	2,298,577
	Credit Saison Co. Ltd.	591,900	15,616,407
	Creek & River Co. Ltd.	39,300	389,306
	Cresco Ltd.	134,600	1,527,299
#	Cross Cat Co. Ltd.	13,100	94,827
	CrowdWorks, Inc.	13,200	97,415
	CTI Engineering Co. Ltd.	107,200	2,148,278
#	CTS Co. Ltd.	79,000	457,429
	Cube System, Inc.	7,400	57,418
#	Curves Holdings Co. Ltd.	181,000	893,917
#*	Cyber Security Cloud, Inc.	7,000	78,391
	CyberAgent, Inc.	791,100	7,923,134
	Cybozu, Inc.	112,900	2,977,312
	Dai Nippon Printing Co. Ltd.	568,800	8,759,212
#	Dai Nippon Toryo Co. Ltd.	107,600	885,170
	Daicel Corp.	1,057,400	9,095,830
	Dai-Dan Co. Ltd.	110,600	3,363,413
	Daido Metal Co. Ltd.	171,824	784,572
	Daido Steel Co. Ltd.	457,000	3,519,097
#	Daiei Kankyo Co. Ltd.	3,600	74,179
	Daifuku Co. Ltd.	323,200	8,182,193
#	Daihatsu Infinearth Mfg Co. Ltd.	76,100	1,327,395
	Daihen Corp.	4,300	203,038
	Daiho Corp.	143,000	789,145
	Dai-Ichi Cutter Kogyo KK	29,400	261,009
	Daiichi Jitsugyo Co. Ltd.	78,000	1,319,687
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	80,600	365,630
	Dai-ichi Life Holdings, Inc.	3,266,552	25,845,556
	Daiichi Sankyo Co. Ltd.	237,700	5,831,237
	Daiichikosho Co. Ltd.	224,554	2,410,841
	Daiken Medical Co. Ltd.	62,100	180,470
	Daiki Aluminium Industry Co. Ltd.	158,400	1,094,598
	Daiki Axis Co. Ltd.	11,800	54,060
	Daikin Industries Ltd.	200,800	24,689,515
#	Daikoku Denki Co. Ltd.	20,300	297,816
#	Daikokutenbussan Co. Ltd.	20,400	968,984

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daikyonishikawa Corp.	138,900	$655,698
	Dainichi Co. Ltd.	20,800	107,212
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	60,659	1,362,662
#	Daio Paper Corp.	314,400	1,751,538
#	Daiseki Co. Ltd.	136,790	3,184,592
	Daiseki Eco. Solution Co. Ltd.	15,200	124,718
	Daishi Hokuetsu Financial Group, Inc.	368,048	9,007,606
#	Daishinku Corp.	162,200	629,049
	Daisue Construction Co. Ltd.	42,100	651,141
#	Daisyo Corp.	12,400	97,454
#	Daito Bank Ltd.	5,100	24,760
	Daito Pharmaceutical Co. Ltd.	100,768	805,356
	Daito Trust Construction Co. Ltd.	102,600	10,503,948
	Daitron Co. Ltd.	44,100	1,074,962
	Daiwa House Industry Co. Ltd.	1,163,900	38,479,594
	Daiwa Industries Ltd.	108,100	1,201,615
	Daiwa Securities Group, Inc.	1,774,500	12,353,806
	Daiwabo Holdings Co. Ltd.	442,200	8,131,884
	DCM Holdings Co. Ltd.	532,280	5,060,465
#*	DD GROUP Co. Ltd.	45,300	506,068
	Dear Life Co. Ltd.	135,400	1,146,866
	Delica Foods Holdings Co. Ltd.	6,900	27,417
#*	Demae-Can Co. Ltd.	95,600	112,209
	DeNA Co. Ltd.	11,900	185,455
	Denka Co. Ltd.	482,800	6,807,635
#	Densan System Holdings Co. Ltd.	26,800	462,319
	Denso Corp.	861,100	11,682,904
	Dentsu Group, Inc.	289,300	5,705,167
	Dentsu Soken, Inc.	99,700	4,379,132
#	Denyo Co. Ltd.	75,900	1,505,589
#	Dexerials Corp.	547,200	7,911,221
	DIC Corp.	292,484	5,773,218
#	Digital Arts, Inc.	42,700	2,257,353
#	Digital Hearts Holdings Co. Ltd.	37,300	236,952
#	Digital Holdings, Inc.	43,600	352,952
	Digital Information Technologies Corp.	39,900	676,251
#	Dip Corp.	95,300	1,542,576
	Disco Corp.	80,600	23,819,433
	DKK Co. Ltd.	24,000	346,297
		Shares	Value»
JAPAN — (Continued)
	DKS Co. Ltd.	33,353	$1,141,125
	DMG Mori Co. Ltd.	444,700	10,275,781
	DMS, Inc.	1,300	25,655
	DMW Corp.	900	27,773
	Doshisha Co. Ltd.	89,300	1,489,599
#	Double Standard, Inc.	19,100	201,004
	Doutor Nichires Holdings Co. Ltd.	122,323	2,031,819
	Dowa Holdings Co. Ltd.	211,200	6,897,202
	DTS Corp.	172,400	5,719,877
	Duskin Co. Ltd.	171,500	4,527,782
#	DyDo Group Holdings, Inc.	52,200	921,862
	Eagle Industry Co. Ltd.	93,500	1,495,173
	East Japan Railway Co.	315,300	6,758,192
#	EAT&HOLDINGS Co. Ltd.	24,100	333,895
	Ebara Corp.	926,000	16,909,526
#	Ebara Foods Industry, Inc.	11,300	189,701
	Ebara Jitsugyo Co. Ltd.	25,300	654,174
#	Ebase Co. Ltd.	58,662	196,855
#	Eco's Co. Ltd.	40,700	665,985
	EDION Corp.	436,100	5,798,758
	EF-ON, Inc.	57,139	131,399
	eGuarantee, Inc.	102,400	1,013,746
	E-Guardian, Inc.	4,854	71,536
#	Ehime Bank Ltd.	143,798	1,030,082
	Eidai Co. Ltd.	78,000	121,456
	Eisai Co. Ltd.	225,687	6,329,473
	Eizo Corp.	179,100	2,548,258
	EJ Holdings, Inc.	40,500	481,072
	Elan Corp.	62,300	351,897
	Elecom Co. Ltd.	138,900	1,796,541
	Electric Power Development Co. Ltd.	192,500	3,331,331
#	EM Systems Co. Ltd.	101,200	513,493
	en Japan, Inc.	102,176	1,186,254
	Endo Lighting Corp.	54,000	853,334
	ENEOS Holdings, Inc.	6,605,020	34,667,323
	Enomoto Co. Ltd.	32,800	314,307
#	Enplas Corp.	22,300	777,305
	Entrust, Inc.	18,200	113,163
#	Envipro Holdings, Inc.	22,700	75,511
#	eRex Co. Ltd.	36,500	180,376
	ERI Holdings Co. Ltd.	9,100	184,811
	ES-Con Japan Ltd.	122,300	787,134
	Eslead Corp.	38,800	1,195,502
	ESPEC Corp.	68,000	1,439,419
#	Eternal Hospitality Group Co. Ltd.	22,400	452,171
	eWeLL Co. Ltd.	7,200	111,975

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Exedy Corp.	149,100	$4,680,558
	EXEO Group, Inc.	640,295	8,410,327
	Ezaki Glico Co. Ltd.	98,800	3,050,771
	F&M Co. Ltd.	23,100	419,060
	FaithNetwork Co. Ltd.	1,900	29,147
#	FALCO HOLDINGS Co. Ltd.	39,300	624,509
	FANUC Corp.	149,066	4,149,543
#	Fast Fitness Japan, Inc.	24,500	247,331
	Fast Retailing Co. Ltd.	125,800	38,372,736
	FCC Co. Ltd.	169,500	3,402,214
*	FDK Corp.	3,200	8,491
	Feed One Co. Ltd.	93,816	673,165
	Ferrotec Corp.	305,100	7,317,647
#	FFRI Security, Inc.	13,600	555,516
#	Fibergate, Inc.	30,800	143,742
#	FIDEA Holdings Co. Ltd.	119,140	1,201,374
	Financial Partners Group Co. Ltd.	232,500	3,732,945
#	FINDEX, Inc.	41,700	211,615
#	Fintech Global, Inc.	632,200	462,853
#	First Bank of Toyama Ltd.	42,200	302,497
	First-Corp., Inc.	7,100	42,136
#	Fixstars Corp.	80,800	1,087,165
	FJ Next Holdings Co. Ltd.	90,900	732,107
#	Focus Systems Corp.	27,600	261,848
	Food & Life Cos. Ltd.	407,300	20,514,238
	Forum Engineering, Inc.	55,200	445,450
#	Forval Corp.	4,000	39,594
	Foster Electric Co. Ltd.	92,510	1,154,589
	FP Corp.	175,800	3,133,996
#	FP Partner, Inc.	13,000	177,004
#	France Bed Holdings Co. Ltd.	125,500	1,076,625
#	Freebit Co. Ltd.	55,800	556,163
#	Freund Corp.	10,900	79,042
#*	Fronteo, Inc.	17,100	112,277
	F-Tech, Inc.	69,700	334,040
	FTGroup Co. Ltd.	45,100	360,209
	Fudo Tetra Corp.	67,920	1,062,064
#	Fuji Corp. (6134 JP)	278,700	5,230,081
	Fuji Corp. Ltd.	154,155	706,883
	Fuji Electric Co. Ltd.	284,760	14,157,750
	Fuji Kosan Co. Ltd.	10,900	88,577
	Fuji Kyuko Co. Ltd.	69,600	978,842
	Fuji Media Holdings, Inc.	160,200	3,776,478
	Fuji Nihon Corp.	5,400	39,326
#	Fuji Oil Co. Ltd.	333,000	4,034,336
#	Fuji Pharma Co. Ltd.	48,900	451,628
		Shares	Value»
JAPAN — (Continued)
	Fuji Seal International, Inc.	184,207	$3,384,197
#	Fujibo Holdings, Inc.	47,400	1,867,514
#	Fujicco Co. Ltd.	72,600	780,812
	FUJIFILM Holdings Corp.	569,025	11,802,844
	Fujikura Composites, Inc.	101,100	1,066,733
#	Fujikura Kasei Co. Ltd.	105,200	392,193
	Fujikura Ltd.	428,900	29,114,773
	Fujimi, Inc.	84,600	1,261,526
#	Fujio Food Group, Inc.	18,100	135,731
	Fujisash Co. Ltd.	8,640	41,073
	Fujishoji Co. Ltd.	30,500	213,787
	Fujita Kanko, Inc.	24,900	1,732,580
	Fujitec Co. Ltd.	4,000	148,062
	Fujitsu Ltd.	1,360,790	29,643,336
#	Fujiya Co. Ltd.	45,000	736,920
#	FuKoKu Co. Ltd.	43,300	502,495
	Fukuda Corp.	26,500	934,611
	Fukuda Denshi Co. Ltd.	84,000	3,909,572
	Fukui Bank Ltd.	69,042	867,427
#	Fukui Computer Holdings, Inc.	35,500	716,946
	Fukuoka Financial Group, Inc.	312,656	8,525,202
	Fukuyama Transporting Co. Ltd.	98,400	2,342,799
	FULLCAST Holdings Co. Ltd.	54,900	605,545
	Fumakilla Ltd.	16,801	123,402
	Funai Soken Holdings, Inc.	130,120	2,048,114
*	Furukawa Battery Co. Ltd.	11,700	107,400
	Furukawa Co. Ltd.	133,164	2,118,364
	Furukawa Electric Co. Ltd.	217,688	13,148,707
	Furuno Electric Co. Ltd.	108,000	3,115,075
#	Furuya Metal Co. Ltd.	51,700	880,519
	Furyu Corp.	54,500	380,096
#	Fuso Chemical Co. Ltd.	108,200	3,065,799
#	Fuso Pharmaceutical Industries Ltd.	32,598	477,663
#	Futaba Corp.	117,700	483,266
	Futaba Industrial Co. Ltd.	256,800	1,380,743
	Future Corp.	213,800	3,341,568
	Fuyo General Lease Co. Ltd.	283,500	7,658,064
	G-7 Holdings, Inc.	126,400	1,095,606

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	GA Technologies Co. Ltd.	41,500	$552,346
	Gakken Holdings Co. Ltd.	108,900	691,294
	Gakkyusha Co. Ltd.	30,700	475,402
	Gakujo Co. Ltd.	32,900	405,260
	Galilei Co. Ltd.	113,600	2,491,882
	Gecoss Corp.	60,749	523,658
*	Geniee, Inc.	13,400	134,593
	Genki Global Dining Concepts Corp.	55,800	1,282,508
	Genky DrugStores Co. Ltd.	81,600	2,409,281
	Geo Holdings Corp.	122,600	1,332,831
#	Gift Holdings, Inc.	28,100	647,108
	giftee, Inc.	38,300	355,409
#	Giken Ltd.	27,000	257,713
	Global Link Management KK	4,000	58,553
#	Global Security Experts, Inc.	3,400	71,091
	GLOBERIDE, Inc.	91,298	1,366,062
	Glory Ltd.	179,245	4,609,092
	GLtechno Holdings, Inc.	24,400	488,808
#	GMO Financial Gate, Inc.	10,600	337,446
	GMO Financial Holdings, Inc.	174,200	964,167
#	GMO GlobalSign Holdings KK	17,300	262,412
	GMO internet group, Inc.	262,700	6,729,679
	GMO Payment Gateway, Inc.	92,400	5,149,711
	Godo Steel Ltd.	53,900	1,360,057
*	Gokurakuyu Holdings Co. Ltd.	39,100	125,869
#	Goldcrest Co. Ltd.	79,030	1,729,349
	Goldwin, Inc.	56,000	2,883,480
#	Good Com Asset Co. Ltd.	7,700	63,017
#	Gourmet Kineya Co. Ltd.	6,500	42,062
#	Grandy House Corp.	75,200	273,672
	GREE Holdings, Inc.	230,800	754,575
#	Greens Co. Ltd.	30,000	407,790
	grems, Inc.	34,300	571,096
	GS Yuasa Corp.	314,399	5,642,291
#	GSI Creos Corp.	41,400	581,099
	G-Tekt Corp.	73,489	905,567
#	Gun-Ei Chemical Industry Co. Ltd.	19,000	362,239
	GungHo Online Entertainment, Inc.	48,618	930,734
	Gunma Bank Ltd.	1,197,801	11,216,125
	Gunze Ltd.	147,600	3,739,812
		Shares	Value»
JAPAN — (Continued)
#	H.U. Group Holdings, Inc.	98,300	$2,112,191
	H2O Retailing Corp.	416,960	5,509,725
#	HABA Laboratories, Inc.	2,800	30,630
	Hachijuni Bank Ltd.	1,450,673	13,051,198
#	Hagihara Industries, Inc.	45,500	474,712
	Hagiwara Electric Holdings Co. Ltd.	27,800	633,218
	Hagoromo Foods Corp.	1,500	32,704
#	Hakudo Co. Ltd.	22,100	355,057
	Hakuhodo DY Holdings, Inc.	686,400	5,401,580
	Halows Co. Ltd.	50,800	1,667,911
	Hamakyorex Co. Ltd.	356,400	3,448,597
	Hamamatsu Photonics KK	462,498	5,644,831
#	Hamee Corp.	20,200	169,692
	Hankyu Hanshin Holdings, Inc.	337,400	8,793,199
	Hanwa Co. Ltd.	163,800	6,598,590
#	Happinet Corp.	78,800	2,961,147
	Hard Off Corp. Co. Ltd.	44,600	515,218
#	Harima Chemicals Group, Inc.	67,600	377,563
	Haseko Corp.	1,089,900	16,214,259
	Hazama Ando Corp.	644,280	6,832,126
	Heiwa Corp.	257,500	3,567,544
	Heiwa Real Estate Co. Ltd.	142,100	2,080,490
#	Heiwado Co. Ltd.	161,796	3,121,833
	Helios Techno Holding Co. Ltd.	4,600	25,547
#	Hennge KK	49,500	545,845
	Hibino Corp.	4,400	68,644
	Hibiya Engineering Ltd.	87,900	2,391,750
	Hiday Hidaka Corp.	34,800	782,697
	Hikari Tsushin, Inc.	10,300	2,769,244
	HI-LEX Corp.	70,900	1,164,678
	Himacs Ltd.	2,700	21,504
	Himaraya Co. Ltd.	14,300	82,873
#*	Hino Motors Ltd.	1,109,696	2,697,013
	Hioki EE Corp.	31,300	1,156,019
#	Hirakawa Hewtech Corp.	52,710	570,200
	Hirano Tecseed Co. Ltd.	28,700	296,105
	Hirata Corp.	80,200	1,134,211
	Hirogin Holdings, Inc.	1,015,800	8,860,621
	Hirose Electric Co. Ltd.	57,425	7,210,576
	Hirose Tusyo, Inc.	5,200	143,037
#	Hiroshima Gas Co. Ltd.	104,300	251,677

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	HIS Co. Ltd.	161,100	$1,516,891
	Hisaka Works Ltd.	80,000	771,694
#	Hisamitsu Pharmaceutical Co., Inc.	101,108	2,721,832
	Hitachi Construction Machinery Co. Ltd.	361,200	10,461,077
	Hitachi Ltd. (6501 JP)	3,959,625	121,167,073
	Hitachi Ltd. (HTHIY US), ADR	516,300	15,576,771
	Hito Communications Holdings, Inc.	14,400	108,484
	Hochiki Corp.	62,800	1,316,918
#	Hodogaya Chemical Co. Ltd.	39,100	389,567
#	Hogy Medical Co. Ltd.	77,800	2,456,588
#	Hokkaido Electric Power Co., Inc.	309,300	1,852,838
	Hokkaido Gas Co. Ltd.	234,400	944,974
	Hokkan Holdings Ltd.	63,400	840,697
#	Hokko Chemical Industry Co. Ltd.	94,000	929,000
	Hokkoku Financial Holdings, Inc.	100,500	3,718,514
#	Hokuetsu Corp.	491,895	3,310,113
	Hokuhoku Financial Group, Inc.	604,310	12,764,496
	Hokuriku Electric Industry Co. Ltd.	27,993	386,091
#	Hokuriku Electric Power Co.	312,500	1,620,612
#	Hokuriku Electrical Construction Co. Ltd.	27,820	248,588
	Hokuto Corp.	63,776	779,607
	Honda Motor Co. Ltd. (7267 JP)	3,092,769	32,019,137
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	460,628	14,390,019
#	H-One Co. Ltd.	115,705	1,081,051
#	Honeys Holdings Co. Ltd.	82,030	804,727
	Hoosiers Holdings Co. Ltd.	138,500	1,239,642
	Horiba Ltd.	113,400	8,339,801
	Hoshizaki Corp.	85,900	2,941,454
	Hosiden Corp.	235,100	3,654,853
#	Hosokawa Micron Corp.	63,100	2,253,257
#	Hotland Holdings Co. Ltd.	45,000	593,570
	House Foods Group, Inc.	185,900	3,437,761
#	Howa Machinery Ltd.	66,800	460,674
		Shares	Value»
JAPAN — (Continued)
	Hoya Corp.	298,900	$37,710,026
	HS Holdings Co. Ltd.	84,558	597,449
#	Hulic Co. Ltd.	950,217	9,062,887
	Hyakugo Bank Ltd.	1,067,698	5,280,942
	Hyakujushi Bank Ltd.	128,400	4,223,142
	Ibiden Co. Ltd.	215,405	9,109,716
#	IBJ, Inc.	72,200	413,627
#	Ichibanya Co. Ltd.	156,160	1,008,626
	Ichiken Co. Ltd.	18,300	378,684
#	Ichikoh Industries Ltd.	204,000	515,231
	Ichimasa Kamaboko Co. Ltd.	1,700	8,367
	Ichinen Holdings Co. Ltd.	113,472	1,292,596
#	Ichiyoshi Securities Co. Ltd.	70,000	349,933
	Icom, Inc.	33,400	641,459
#	ID Holdings Corp.	51,225	860,106
	IDEA Consultants, Inc.	2,900	62,147
	Idec Corp.	113,800	1,715,493
	Idemitsu Kosan Co. Ltd.	1,913,555	12,301,501
	IDOM, Inc.	387,300	2,501,700
#	IG Port, Inc.	20,700	229,029
	IHI Corp.	53,900	6,002,127
	Iida Group Holdings Co. Ltd.	433,295	6,077,324
#	Iino Kaiun Kaisha Ltd.	388,500	2,663,618
#	IKK Holdings, Inc.	45,500	239,192
#	I'll, Inc.	29,700	551,781
	Imasen Electric Industrial	9,300	44,175
#	i-mobile Co. Ltd.	101,000	412,613
	Imuraya Group Co. Ltd.	21,800	356,774
	Inaba Denki Sangyo Co. Ltd.	169,400	4,442,426
#	Inaba Seisakusho Co. Ltd.	49,800	588,716
#	Inabata & Co. Ltd.	212,200	4,604,004
	I-NE Co. Ltd.	7,000	78,351
	Ines Corp.	95,800	1,119,913
#	I-Net Corp.	54,410	712,046
	Infomart Corp.	65,000	178,362
	INFRONEER Holdings, Inc.	669,008	5,653,829
	Innotech Corp.	64,600	631,408
#	Innovation Holdings Co. Ltd.	4,000	26,391
	Inpex Corp.	3,030,900	43,156,230
	Insource Co. Ltd.	192,996	1,164,879
#	Intage Holdings, Inc.	32,000	413,893
#	Intelligent Wave, Inc.	29,200	207,040
#	Inter Action Corp.	25,900	230,702
	Internet Initiative Japan, Inc.	360,800	6,644,679

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Inui Global Logistics Co. Ltd.	40,500	$338,003
#	IPS, Inc.	23,001	419,404
	Iriso Electronics Co. Ltd.	61,914	1,189,417
	ISB Corp.	38,300	381,363
#	Ise Chemicals Corp.	7,800	1,411,036
#	Iseki & Co. Ltd.	65,600	609,083
#	Isetan Mitsukoshi Holdings Ltd.	528,540	7,469,579
#	Ishihara Chemical Co. Ltd.	8,100	105,955
	Ishihara Sangyo Kaisha Ltd.	154,500	2,232,382
	Ishizuka Glass Co. Ltd.	6,499	116,140
#	Istyle, Inc.	277,600	1,051,262
	Isuzu Motors Ltd.	2,009,907	25,758,987
	Itfor, Inc.	97,200	978,684
#	ITmedia, Inc.	19,900	218,045
	Ito En Ltd.	145,296	3,155,647
	ITOCHU Corp.	383,700	20,126,061
	Itochu Enex Co. Ltd.	288,100	3,868,006
	Itochu-Shokuhin Co. Ltd.	24,300	1,631,738
	Itoham Yonekyu Holdings, Inc.	156,029	5,263,341
	Itoki Corp.	211,500	3,236,898
	IwaiCosmo Holdings, Inc.	94,800	1,527,254
#	Iwaki Co. Ltd.	23,700	413,688
	Iwatani Corp.	862,000	9,066,847
	Iwatsuka Confectionery Co. Ltd.	1,000	19,588
	Iyogin Holdings, Inc.	915,257	10,635,676
	Izumi Co. Ltd.	116,900	2,460,932
#	J Front Retailing Co. Ltd.	994,301	13,402,939
	J Trust Co. Ltd.	132,019	387,931
	JAC Recruitment Co. Ltd.	288,800	2,021,205
	Jaccs Co. Ltd.	121,500	3,294,229
*	Jade Group, Inc.	25,900	237,126
	JAFCO Group Co. Ltd.	282,300	4,638,902
#	JALCO Holdings, Inc.	23,600	50,183
	JANOME Corp.	79,199	601,274
	Japan Airlines Co. Ltd.	449,700	8,929,911
	Japan Airport Terminal Co. Ltd.	200,299	6,083,005
	Japan Aviation Electronics Industry Ltd.	238,700	3,825,697
	Japan Business Systems, Inc.	10,100	96,557
		Shares	Value»
JAPAN — (Continued)
#	Japan Cash Machine Co. Ltd.	63,400	$399,122
#*	Japan Communications, Inc.	396,000	421,019
#	Japan Electronic Materials Corp.	10,300	165,154
	Japan Elevator Service Holdings Co. Ltd.	252,400	6,737,947
#	Japan Engine Corp.	900	45,035
	Japan Exchange Group, Inc.	1,469,400	14,359,531
#	Japan Foundation Engineering Co. Ltd.	67,200	309,657
	Japan Investment Adviser Co. Ltd.	68,400	832,525
	Japan Lifeline Co. Ltd.	164,900	1,575,568
	Japan Material Co. Ltd.	176,400	1,607,759
#	Japan Medical Dynamic Marketing, Inc.	67,641	235,124
	Japan Oil Transportation Co. Ltd.	8,079	167,998
	Japan Petroleum Exploration Co. Ltd.	429,000	3,115,684
	Japan Post Bank Co. Ltd.	681,300	7,604,190
	Japan Post Holdings Co. Ltd.	832,400	7,708,579
	Japan Post Insurance Co. Ltd.	231,300	5,922,345
	Japan Property Management Center Co. Ltd.	39,200	304,133
	Japan Pulp & Paper Co. Ltd.	581,100	2,520,302
#	Japan Pure Chemical Co. Ltd.	2,200	45,602
	Japan Securities Finance Co. Ltd.	397,500	4,810,671
#	Japan Steel Works Ltd.	124,400	7,672,689
#	Japan System Techniques Co. Ltd.	44,400	548,083
	Japan Tobacco, Inc.	985,800	28,154,072
	Japan Transcity Corp.	157,600	1,209,902
	Japan Wool Textile Co. Ltd.	225,700	2,084,542
	JBCC Holdings, Inc.	216,400	1,859,832

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JCU Corp.	105,600	$2,483,848
	JDC Corp.	140,500	435,263
	Jeol Ltd.	152,800	4,371,497
	JFE Holdings, Inc.	1,111,008	12,857,761
	JFE Systems, Inc.	23,400	309,331
	JGC Holdings Corp.	689,400	6,163,545
	Jichodo Co. Ltd.	100	6,368
#*	JIG-SAW, Inc.	10,400	187,519
	Jimoto Holdings, Inc.	22,510	51,687
	JINS Holdings, Inc.	53,600	2,841,954
	JINUSHI Co. Ltd.	62,900	987,222
	JK Holdings Co. Ltd.	69,700	558,903
	J-Lease Co. Ltd.	55,200	526,250
#	JM Holdings Co. Ltd.	71,100	1,357,924
#	JMS Co. Ltd.	115,440	338,351
	J-Oil Mills, Inc.	87,000	1,195,065
	Joshin Denki Co. Ltd.	61,617	1,005,704
	Joyful Honda Co. Ltd.	90,000	1,242,140
#	JP-Holdings, Inc.	276,500	990,927
#	JSB Co. Ltd.	29,400	760,741
	JSP Corp.	50,700	636,897
	JTEKT Corp.	589,299	5,092,640
*	Juki Corp.	101,099	267,425
	Juroku Financial Group, Inc.	141,900	4,893,807
	Justsystems Corp.	105,499	2,656,791
	JVCKenwood Corp.	847,570	6,702,514
	K&O Energy Group, Inc.	59,600	1,140,009
	Kadokawa Corp.	136,605	3,317,787
	Kadoya Sesame Mills, Inc.	8,500	218,967
	Kaga Electronics Co. Ltd.	172,200	3,305,276
	Kagome Co. Ltd.	157,400	3,007,759
	Kajima Corp.	516,000	12,926,137
	Kakaku.com, Inc.	389,200	6,615,030
	Kaken Pharmaceutical Co. Ltd.	60,100	1,566,149
#	Kakiyasu Honten Co. Ltd.	18,500	334,020
#	Kamakura Shinsho Ltd.	67,500	248,038
#	Kameda Seika Co. Ltd.	27,000	722,087
	Kamei Corp.	112,500	1,905,434
	Kamigumi Co. Ltd.	289,900	8,147,192
	Kanaden Corp.	81,200	1,016,039
	Kanadevia Corp.	820,700	5,539,014
#	Kanagawa Chuo Kotsu Co. Ltd.	20,000	485,183
	Kanamic Network Co. Ltd.	72,500	211,295
	Kanamoto Co. Ltd.	124,559	2,793,616
	Kandenko Co. Ltd.	341,600	8,092,165
	Kaneka Corp.	145,200	4,110,131
	Kaneko Seeds Co. Ltd.	18,700	170,480
		Shares	Value»
JAPAN — (Continued)
	Kanematsu Corp.	420,400	$7,898,534
#	Kanemi Co. Ltd.	3,400	73,856
#	Kanro, Inc.	52,200	652,036
	Kansai Electric Power Co., Inc.	715,300	8,588,206
	Kansai Paint Co. Ltd.	442,000	6,258,674
#	Kanto Denka Kogyo Co. Ltd.	170,218	961,961
	Kao Corp.	304,000	13,678,919
#	Kappa Create Co. Ltd.	19,500	195,694
	Katakura Industries Co. Ltd.	108,400	1,878,190
	Katitas Co. Ltd.	157,677	2,643,961
	Kato Sangyo Co. Ltd.	83,300	3,161,840
	Kato Works Co. Ltd.	31,526	282,732
#	Kawada Technologies, Inc.	76,400	1,989,205
	Kawagishi Bridge Works Co. Ltd.	3,800	109,675
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	422,357
	Kawasaki Heavy Industries Ltd.	184,700	13,489,201
#	Kawasaki Kisen Kaisha Ltd.	555,798	7,851,697
	KDDI Corp.	3,424,200	56,196,606
#	KeePer Technical Laboratory Co. Ltd.	61,300	1,323,746
	Keihan Holdings Co. Ltd.	252,377	5,176,827
	Keihanshin Building Co. Ltd.	109,800	1,133,385
	Keihin Co. Ltd.	9,500	170,686
	Keikyu Corp.	372,000	3,823,350
	Keio Corp.	167,100	3,901,506
	Keisei Electric Railway Co. Ltd.	536,340	4,499,538
	KEIWA, Inc.	36,700	302,507
	Keiyo Bank Ltd.	588,355	4,420,890
	Keiyo Gas Co. Ltd.	1,300	9,922
	KEL Corp.	9,400	86,590
	Kenko Mayonnaise Co. Ltd.	36,730	454,670
	Kewpie Corp.	230,400	6,296,353
	Keyence Corp.	42,520	15,380,815
	KH Neochem Co. Ltd.	98,099	1,856,697
#	Kibun Foods, Inc.	28,800	210,450
	Kikkoman Corp.	776,950	6,825,474
	Kimoto Co. Ltd.	53,500	82,654
#	Kimura Chemical Plants Co. Ltd.	73,400	494,261
	Kimura Unity Co. Ltd.	34,000	186,271
	Kinden Corp.	321,500	10,122,973
#	King Jim Co. Ltd.	9,300	51,845

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kintetsu Department Store Co. Ltd.	33,500	$407,389
	Kintetsu Group Holdings Co. Ltd.	231,298	4,438,721
	Kirin Holdings Co. Ltd.	751,980	9,909,341
	Kissei Pharmaceutical Co. Ltd.	147,200	4,336,752
	Ki-Star Real Estate Co. Ltd.	46,800	1,497,647
	Kitagawa Corp.	33,481	315,788
#	Kita-Nippon Bank Ltd.	38,400	860,312
	Kitano Construction Corp.	15,100	410,574
	Kitz Corp.	374,100	3,137,858
	Kiyo Bank Ltd.	464,500	8,450,256
#*	KNT-CT Holdings Co. Ltd.	35,700	245,269
	Koa Corp.	93,721	656,263
#	Koa Shoji Holdings Co. Ltd.	29,400	139,918
#	Koatsu Gas Kogyo Co. Ltd.	149,686	1,082,486
	Kobayashi Pharmaceutical Co. Ltd.	19,800	696,317
	Kobe Bussan Co. Ltd.	209,899	5,589,465
#	Kobe Electric Railway Co. Ltd.	12,400	199,413
	Kobe Steel Ltd.	1,273,682	13,994,070
	Koei Tecmo Holdings Co. Ltd.	42,700	559,114
	Kohnan Shoji Co. Ltd.	121,800	3,145,136
#	Kohoku Kogyo Co. Ltd.	8,700	150,913
	Kohsoku Corp.	39,800	764,401
	Koike Sanso Kogyo Co. Ltd.	16,500	151,256
	Koike-ya, Inc.	4,500	143,672
	Koito Manufacturing Co. Ltd.	583,899	7,466,219
	Kojima Co. Ltd.	160,400	1,280,883
	Kokusai Electric Corp.	245,200	5,411,885
	Kokuyo Co. Ltd.	1,279,056	7,535,890
	Komatsu Ltd.	1,366,800	44,035,401
#	Komatsu Matere Co. Ltd.	114,600	583,973
	Komatsu Wall Industry Co. Ltd.	74,700	1,224,026
	KOMEDA Holdings Co. Ltd.	209,200	4,172,378
#	Komehyo Holdings Co. Ltd.	34,900	675,112
	Komeri Co. Ltd.	135,300	2,787,223
	Komori Corp.	199,113	1,916,989
	Konaka Co. Ltd.	78,480	127,435
		Shares	Value»
JAPAN — (Continued)
	Konami Group Corp.	120,262	$16,326,614
#	Kondotec, Inc.	69,800	735,901
*	Konica Minolta, Inc.	1,476,700	4,800,889
	Konishi Co. Ltd.	221,000	1,779,012
	Konoike Transport Co. Ltd.	117,400	2,512,470
#	Konoshima Chemical Co. Ltd.	20,200	173,206
#	Kosaido Holdings Co. Ltd.	268,500	813,809
	Kose Corp.	2,800	107,455
	Koshidaka Holdings Co. Ltd.	243,724	2,202,050
	Kotobuki Spirits Co. Ltd.	386,299	5,154,637
#*	Kourakuen Corp.	6,800	46,037
	Kozo Keikaku Engineering Holdings, Inc.	19,000	311,660
	KPP Group Holdings Co. Ltd.	132,600	681,453
	Krosaki Harima Corp.	111,000	2,542,123
#	KRS Corp.	58,467	1,314,736
	K's Holdings Corp.	702,680	7,029,117
	KU Holdings Co. Ltd.	48,100	370,939
	Kubota Corp. (6326 JP)	972,300	10,903,612
	Kubota Corp. (KUBTY US), Sponsored ADR	39,134	2,193,852
#	Kumagai Gumi Co. Ltd.	194,700	5,792,131
	Kumiai Chemical Industry Co. Ltd.	262,565	1,415,198
	Kura Sushi, Inc.	74,299	2,040,798
	Kurabo Industries Ltd.	66,814	3,546,027
	Kuraray Co. Ltd.	1,336,000	16,517,596
	Kureha Corp.	216,200	4,930,491
	Kurimoto Ltd.	50,000	2,600,896
	Kurita Water Industries Ltd.	232,900	8,977,657
	Kuriyama Holdings Corp.	65,700	667,036
	Kushikatsu Tanaka Holdings Co.	15,700	202,029
	Kusuri No. Aoki Holdings Co. Ltd.	206,300	5,491,293
	KYB Corp.	194,400	4,178,489
	Kyocera Corp.	1,536,620	18,138,826
	Kyodo Printing Co. Ltd.	145,700	1,338,278
	Kyoei Steel Ltd.	100,376	1,442,391
#	Kyokuto Boeki Kaisha Ltd.	45,618	461,665
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	2,637,247

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kyokuto Securities Co. Ltd.	89,643	$870,707
	Kyokuyo Co. Ltd.	44,100	1,364,942
	Kyorin Pharmaceutical Co. Ltd.	152,500	1,532,434
	KYORITSU Co. Ltd.	83,900	102,685
#	Kyoritsu Maintenance Co. Ltd.	248,199	5,975,688
	Kyosan Electric Manufacturing Co. Ltd.	139,100	463,835
	Kyoto Financial Group, Inc.	480,644	8,695,206
	Kyowa Electronic Instruments Co. Ltd.	37,700	134,888
	Kyowa Kirin Co. Ltd.	299,563	5,113,423
	Kyowa Leather Cloth Co. Ltd.	36,424	194,919
	Kyudenko Corp.	176,800	7,553,818
	Kyushu Electric Power Co., Inc.	605,900	5,371,361
	Kyushu Financial Group, Inc.	1,202,748	6,142,240
	Kyushu Leasing Service Co. Ltd.	3,300	27,201
	Kyushu Railway Co.	191,300	4,626,155
#	LA Holdings Co. Ltd.	16,200	657,810
	Lacto Japan Co. Ltd.	40,900	1,082,368
	Lasertec Corp.	97,500	9,822,996
#	LEC, Inc.	85,800	640,339
	Leopalace21 Corp.	701,200	3,304,143
	Life Corp.	218,800	3,496,942
	Lifedrink Co., Inc.	114,200	1,705,705
	LIFULL Co. Ltd.	198,300	261,783
#	LIKE, Inc.	29,700	281,793
#	Link & Motivation, Inc.	188,400	623,103
	Lintec Corp.	174,200	3,492,838
#	Lion Corp.	581,801	5,668,348
#	LITALICO, Inc.	68,400	640,975
	Lixil Corp.	766,419	8,879,054
	Loadstar Capital KK	22,100	423,240
	Look Holdings, Inc.	31,700	508,917
*	Luckland Co. Ltd.	3,500	24,744
	LY Corp.	1,622,283	5,929,711
	M&A Capital Partners Co. Ltd.	11,600	226,074
#	M3, Inc.	304,859	3,749,398
	Mabuchi Motor Co. Ltd.	251,500	3,636,281
#	Macbee Planet, Inc.	8,900	154,744
	Macnica Holdings, Inc.	616,650	8,053,658
	Maeda Kosen Co. Ltd.	203,200	2,563,192
	Maezawa Industries, Inc.	51,900	597,487
		Shares	Value»
JAPAN — (Continued)
	Maezawa Kasei Industries Co. Ltd.	55,800	$732,483
	Maezawa Kyuso Industries Co. Ltd.	82,500	691,969
	Makino Milling Machine Co. Ltd.	113,188	8,656,434
	Makita Corp. (6586 JP)	296,491	9,178,803
#	Makita Corp. (MKTAY US), Sponsored ADR	800	24,789
#	Mamiya-Op Co. Ltd.	800	8,017
#	Mammy Mart Corp.	2,400	87,986
#	Management Solutions Co. Ltd.	34,500	382,694
	Mandom Corp.	163,500	1,558,883
#	Mani, Inc.	226,900	1,910,730
	MarkLines Co. Ltd.	32,900	430,528
#	Mars Group Holdings Corp.	34,500	678,267
	Marubeni Corp.	759,159	15,542,820
	Marubun Corp.	77,200	562,500
	Marudai Food Co. Ltd.	100,114	1,261,027
	Maruha Nichiro Corp.	181,397	3,767,389
#	Marui Group Co. Ltd.	465,900	9,488,511
	Maruichi Steel Tube Ltd.	178,400	4,312,889
#	MARUKA FURUSATO Corp.	75,776	1,192,281
#	Marumae Co. Ltd.	2,300	24,406
#	Marusan Securities Co. Ltd.	196,300	1,194,891
	Maruwa Co. Ltd.	20,700	6,239,344
	Maruyama Manufacturing Co., Inc.	7,900	108,672
#	Maruzen CHI Holdings Co. Ltd.	80,600	171,872
	Maruzen Co. Ltd.	26,400	604,398
	Maruzen Showa Unyu Co. Ltd.	57,400	2,735,822
#	Marvelous, Inc.	19,400	69,643
#	Matching Service Japan Co. Ltd.	29,900	190,360
	Matsuda Sangyo Co. Ltd.	63,362	1,508,926
#	Matsui Construction Co. Ltd.	75,900	638,122
#	Matsui Securities Co. Ltd.	320,600	1,567,050
	MatsukiyoCocokara & Co.	671,155	13,781,952
	Matsuoka Corp.	10,400	125,557
#	Matsuya Co. Ltd.	49,200	363,782
	Matsuyafoods Holdings Co. Ltd.	18,200	757,558

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Max Co. Ltd.	82,700	$2,770,649
	Maxell Ltd.	247,542	3,289,680
	Maxvalu Tokai Co. Ltd.	29,700	623,939
	Mazda Motor Corp.	1,614,341	9,680,395
#	McDonald's Holdings Co. Japan Ltd.	112,700	4,500,477
	MCJ Co. Ltd.	369,300	3,433,297
	Mebuki Financial Group, Inc.	3,021,591	16,383,247
	MEC Co. Ltd.	49,700	919,969
	Media Do Co. Ltd.	20,017	232,040
#	Medical System Network Co. Ltd.	87,200	283,193
	Medikit Co. Ltd.	1,200	20,352
	Medipal Holdings Corp.	478,700	7,926,113
#	Medius Holdings Co. Ltd.	14,000	79,684
#*	Medley, Inc.	28,900	591,222
	MedPeer, Inc.	16,100	74,182
	Megachips Corp.	2,700	97,464
	Megmilk Snow Brand Co. Ltd.	169,100	3,195,689
	Meidensha Corp.	165,300	6,225,449
	Meiho Facility Works Ltd.	18,000	123,120
	Meiji Electric Industries Co. Ltd.	24,300	312,725
	MEIJI Holdings Co. Ltd.	298,740	6,040,815
#	Meiji Shipping Group Co. Ltd.	65,900	306,570
	Meiko Electronics Co. Ltd.	126,300	6,189,148
	Meisei Industrial Co. Ltd.	139,200	1,441,712
	MEITEC Group Holdings, Inc.	334,900	7,005,305
	Meito Sangyo Co. Ltd.	39,000	547,727
#	Meiwa Corp.	106,000	532,933
#	Meiwa Estate Co. Ltd.	36,400	250,843
#	Menicon Co. Ltd.	216,299	1,673,032
*	Mercari, Inc.	292,900	4,468,740
	Mercuria Holdings Co. Ltd.	15,400	81,733
	METAWATER Co. Ltd.	60,400	1,097,994
	Micronics Japan Co. Ltd.	97,900	3,566,796
#	Midac Holdings Co. Ltd.	35,400	506,455
#	Mie Kotsu Group Holdings, Inc.	214,961	717,750
#	Migalo Holdings, Inc.	32,800	209,240
		Shares	Value»
JAPAN — (Continued)
	Mikuni Corp.	70,678	$140,872
	Milbon Co. Ltd.	46,272	780,336
	MIMAKI ENGINEERING Co. Ltd.	87,300	1,258,943
	Minebea Mitsumi, Inc.	746,725	11,752,235
#	Ministop Co. Ltd.	47,400	631,265
#	Mirai Industry Co. Ltd.	10,100	253,882
	Miraial Co. Ltd.	28,600	206,600
	Mirait One Corp.	359,210	6,427,283
#	Mirarth Holdings, Inc.	262,000	670,308
	Miroku Jyoho Service Co. Ltd.	66,300	827,187
	MISUMI Group, Inc.	357,500	5,148,011
	Mitani Corp.	141,600	2,074,433
	Mitani Sekisan Co. Ltd.	10,800	617,814
#	Mito Securities Co. Ltd.	286,700	989,936
	Mitsuba Corp.	125,900	713,162
	Mitsubishi Chemical Group Corp.	4,587,760	24,988,482
	Mitsubishi Corp.	1,678,800	33,111,603
	Mitsubishi Electric Corp.	771,600	17,355,009
	Mitsubishi Estate Co. Ltd.	594,720	11,134,594
	Mitsubishi Gas Chemical Co., Inc.	519,700	8,977,889
#	Mitsubishi HC Capital, Inc.	3,511,270	25,954,005
	Mitsubishi Heavy Industries Ltd.	853,000	20,366,567
	Mitsubishi Kakoki Kaisha Ltd.	89,100	1,312,571
	Mitsubishi Logisnext Co. Ltd.	194,000	2,495,640
	Mitsubishi Logistics Corp.	665,495	5,688,911
	Mitsubishi Materials Corp.	385,920	5,894,404
#	Mitsubishi Motors Corp.	1,919,299	5,043,299
#	Mitsubishi Paper Mills Ltd.	80,200	354,470
	Mitsubishi Pencil Co. Ltd.	72,500	993,957
	Mitsubishi Research Institute, Inc.	37,100	1,161,608
	Mitsubishi Steel Manufacturing Co. Ltd.	39,200	431,303
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	6,195,400	85,389,765

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	563,089	$7,826,937
#	Mitsuboshi Belting Ltd.	95,200	2,267,693
	Mitsui & Co. Ltd. (8031 JP)	1,170,590	23,829,278
#	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,547	7,675,676
#	Mitsui Chemicals, Inc.	362,689	8,096,363
	Mitsui DM Sugar Co. Ltd.	83,900	1,719,086
	Mitsui E&S Co. Ltd.	386,519	8,052,900
	Mitsui Fudosan Co. Ltd.	1,418,500	12,678,978
#	Mitsui High-Tec, Inc.	378,000	1,899,155
#	Mitsui Matsushima Holdings Co. Ltd.	49,700	1,906,844
	Mitsui Mining & Smelting Co. Ltd.	237,400	10,040,990
#	Mitsui OSK Lines Ltd.	562,700	18,913,635
	Mitsui-Soko Holdings Co. Ltd.	362,400	9,416,656
	Mitsuuroko Group Holdings Co. Ltd.	128,700	1,820,403
	Miura Co. Ltd.	69,300	1,381,796
	MIXI, Inc.	164,100	3,755,386
#	Miyaji Engineering Group, Inc.	108,000	1,402,417
#	Miyazaki Bank Ltd.	101,900	2,696,295
	Miyoshi Oil & Fat Co. Ltd.	31,045	397,540
	Mizuho Financial Group, Inc. (8411 JP)	1,707,696	50,089,556
	Mizuho Leasing Co. Ltd.	803,600	6,172,501
	Mizuho Medy Co. Ltd.	27,300	256,581
	Mizuno Corp.	276,963	5,045,193
	Mochida Pharmaceutical Co. Ltd.	54,098	1,104,899
	Monogatari Corp.	126,000	3,270,305
	MonotaRO Co. Ltd.	364,300	6,487,059
#	MORESCO Corp.	5,000	42,906
	Mori-Gumi Co. Ltd.	28,200	58,308
	Morinaga & Co. Ltd.	314,800	5,025,127
	Morinaga Milk Industry Co. Ltd.	358,800	7,802,879
	Moriroku Co. Ltd.	23,362	374,593
	Morita Holdings Corp.	149,900	2,277,559
	Morito Co. Ltd.	74,100	755,679
#	Morozoff Ltd.	58,194	590,294
	Mory Industries, Inc.	120,500	718,809
		Shares	Value»
JAPAN — (Continued)
	MOS Food Services, Inc.	20,500	$519,412
#	MrMax Holdings Ltd.	121,200	686,929
	MS&AD Insurance Group Holdings, Inc.	1,195,522	25,543,599
#	MTI Ltd.	7,200	44,194
	Mugen Estate Co. Ltd.	57,251	741,705
	m-up Holdings, Inc.	111,700	1,556,733
	Murakami Corp.	2,100	91,280
	Murata Manufacturing Co. Ltd.	652,560	9,712,754
	Musashi Seimitsu Industry Co. Ltd.	227,200	4,891,468
	Musashino Bank Ltd.	143,301	3,533,601
	Muto Seiko Co.	5,000	53,610
	Mutoh Holdings Co. Ltd.	7,100	124,798
	Nabtesco Corp.	201,500	3,706,887
#	NAC Co. Ltd.	78,800	292,820
	Nachi-Fujikoshi Corp.	66,564	1,423,773
	Nadex Co. Ltd.	2,100	13,085
#	Nafco Co. Ltd.	36,700	455,355
#	Nagano Keiki Co. Ltd.	61,000	843,241
	Nagase & Co. Ltd.	454,400	8,955,164
	Nagase Brothers, Inc.	21,400	272,512
	Nagawa Co. Ltd.	5,800	248,216
	Nagoya Railroad Co. Ltd.	344,099	3,752,515
#	Nakabayashi Co. Ltd.	135,300	464,075
	Nakamoto Packs Co. Ltd.	18,300	241,506
#	Nakamuraya Co. Ltd.	15,500	319,148
	Nakanishi, Inc.	158,600	2,041,553
	Nakano Corp.	8,100	41,186
#	Nakayama Steel Works Ltd.	120,500	509,854
#	Namura Shipbuilding Co. Ltd.	162,548	3,318,794
	Nankai Electric Railway Co. Ltd.	189,200	3,039,067
	Nanto Bank Ltd.	151,101	4,531,737
	Narasaki Sangyo Co. Ltd.	13,400	320,044
	Nasu Denki Tekko Co. Ltd.	1,000	89,270
	Natori Co. Ltd.	28,300	377,175
	NCD Co. Ltd./Shinagawa	8,600	168,313
	NEC Capital Solutions Ltd.	53,100	1,349,750
	NEC Corp.	799,400	22,955,469
	NEOJAPAN, Inc.	3,100	35,987
#*	Net Protections Holdings, Inc.	9,200	44,761
	Neturen Co. Ltd.	143,000	1,128,494

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	New Art Holdings Co. Ltd.	20,459	$188,561
	Nexon Co. Ltd.	180,200	3,297,307
#	Nextage Co. Ltd.	159,500	1,979,837
#*	NexTone, Inc.	13,000	157,991
#	NF Holdings Corp.	3,700	33,193
	NGK Insulators Ltd.	672,688	8,516,388
	NH Foods Ltd.	266,699	8,960,116
	NHK Spring Co. Ltd.	824,637	9,285,124
#	Nicca Chemical Co. Ltd.	43,101	360,951
	Nice Corp.	27,761	338,559
	Nichia Steel Works Ltd.	133,401	282,615
	Nichias Corp.	321,500	12,300,725
#	Nichiban Co. Ltd.	47,100	627,961
	Nichicon Corp.	234,700	2,010,109
	Nichiden Corp.	52,600	993,706
	Nichiha Corp.	105,500	2,197,169
	Nichimo Co. Ltd.	16,259	252,567
	Nichirei Corp.	778,398	9,368,064
	Nichireki Group Co. Ltd.	108,000	2,115,178
	Nichirin Co. Ltd.	55,030	1,293,216
	NIDEC Corp. (6594 JP)	598,487	11,482,734
	Nifco, Inc.	297,300	7,254,121
#	Nihon Chouzai Co. Ltd.	56,527	1,313,125
#	Nihon Dempa Kogyo Co. Ltd.	67,600	374,371
	Nihon Dengi Co. Ltd.	14,400	475,279
	Nihon Denkei Co. Ltd.	30,300	429,503
	Nihon Flush Co. Ltd.	70,700	374,430
#	Nihon House Holdings Co. Ltd.	107,477	219,648
	Nihon Kagaku Sangyo Co. Ltd.	54,300	812,137
	Nihon M&A Center Holdings, Inc.	998,399	4,991,214
	Nihon Nohyaku Co. Ltd.	191,500	1,125,269
	Nihon Parkerizing Co. Ltd.	271,300	2,474,828
	Nihon Plast Co. Ltd.	46,171	117,235
	Nihon Tokushu Toryo Co. Ltd.	76,300	1,032,672
#	Nihon Trim Co. Ltd.	10,500	316,263
	Nihon Yamamura Glass Co. Ltd.	14,500	256,686
	Niitaka Co. Ltd.	9,400	127,577
	Nikkiso Co. Ltd.	192,700	1,723,139
	Nikko Co. Ltd.	113,400	567,927
	Nikkon Holdings Co. Ltd.	483,800	10,896,967
#	Nikon Corp.	621,700	6,037,760
	Nintendo Co. Ltd.	151,711	12,679,836
		Shares	Value»
JAPAN — (Continued)
	Nippi, Inc.	8,500	$607,050
	Nippn Corp.	250,900	3,618,024
	Nippon Air Conditioning Services Co. Ltd.	91,700	713,023
	Nippon Aqua Co. Ltd.	49,400	264,948
#	Nippon Avionics Co. Ltd.	26,000	757,309
#	Nippon Beet Sugar Manufacturing Co. Ltd.	51,541	821,756
#	Nippon Carbide Industries Co., Inc.	29,300	367,979
	Nippon Carbon Co. Ltd.	29,600	809,097
#	Nippon Chemical Industrial Co. Ltd.	28,600	401,586
#*	Nippon Chemi-Con Corp.	59,800	493,490
#*	Nippon Coke & Engineering Co. Ltd.	659,355	408,535
#	Nippon Concept Corp.	32,900	664,681
#	Nippon Concrete Industries Co. Ltd.	172,401	345,715
	Nippon Denko Co. Ltd.	448,350	836,163
	Nippon Densetsu Kogyo Co. Ltd.	163,600	3,106,325
	Nippon Dry-Chemical Co. Ltd.	6,200	210,040
	Nippon Electric Glass Co. Ltd.	325,401	8,709,792
	Nippon Express Holdings, Inc.	825,228	18,127,737
#	Nippon Felt Co. Ltd.	15,100	51,412
	Nippon Fine Chemical Co. Ltd.	43,300	781,596
	Nippon Gas Co. Ltd.	544,500	9,905,290
	Nippon Hume Corp.	100,600	1,742,537
	Nippon Kayaku Co. Ltd.	473,900	4,425,254
	Nippon Kodoshi Corp.	33,500	419,376
	Nippon Light Metal Holdings Co. Ltd.	190,428	2,209,715
	Nippon Paint Holdings Co. Ltd.	905,100	7,673,019
	Nippon Paper Industries Co. Ltd.	301,196	2,215,979
#	Nippon Parking Development Co. Ltd.	932,000	1,635,013
	Nippon Rietec Co. Ltd.	17,500	229,356
	Nippon Sanso Holdings Corp.	348,000	12,316,948

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Seiki Co. Ltd.	250,400	$2,565,550
	Nippon Seisen Co. Ltd.	41,500	299,851
	Nippon Sharyo Ltd.	27,699	440,472
*	Nippon Sheet Glass Co. Ltd.	377,660	1,250,657
	Nippon Shinyaku Co. Ltd.	162,094	3,490,053
	Nippon Shokubai Co. Ltd.	348,700	3,964,359
	Nippon Signal Co. Ltd.	253,050	1,876,772
	Nippon Soda Co. Ltd.	216,600	4,910,594
#	Nippon Steel Corp.	1,059,379	20,401,526
	Nippon Television Holdings, Inc.	34,900	754,817
#	Nippon Thompson Co. Ltd.	323,800	1,289,164
#	Nippon Yakin Kogyo Co. Ltd.	59,660	1,648,674
	Nippon Yusen KK	721,690	25,309,503
	Nipro Corp.	662,201	6,097,367
	Nishikawa Rubber Co. Ltd.	6,800	128,562
	Nishimatsu Construction Co. Ltd.	150,000	4,988,209
#	Nishimatsuya Chain Co. Ltd.	134,100	1,975,549
	Nishi-Nippon Financial Holdings, Inc.	635,014	10,030,466
	Nishi-Nippon Railroad Co. Ltd.	109,500	1,557,642
	Nishio Holdings Co. Ltd.	95,200	2,657,147
	Nissan Chemical Corp.	304,230	9,917,518
#*	Nissan Motor Co. Ltd.	2,299,413	4,875,444
	Nissan Shatai Co. Ltd.	216,400	1,493,040
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	406,313
	Nissei ASB Machine Co. Ltd.	27,200	1,173,633
#	Nissei Plastic Industrial Co. Ltd.	45,368	267,907
	Nissha Co. Ltd.	130,883	1,162,168
	Nisshin Group Holdings Co. Ltd.	129,400	450,239
	Nisshin Oillio Group Ltd.	136,600	4,644,597
	Nisshin Seifun Group, Inc.	442,745	5,132,219
#	Nisshinbo Holdings, Inc.	512,341	3,255,430
#	Nissin Foods Holdings Co. Ltd.	101,625	1,927,635
		Shares	Value»
JAPAN — (Continued)
#	Nisso Holdings Co. Ltd.	55,700	$244,536
	Nissui Corp.	1,451,900	8,476,578
	Niterra Co. Ltd.	505,400	17,423,002
	Nitori Holdings Co. Ltd.	62,600	5,301,390
	Nitta Corp.	75,200	2,055,011
	Nitta Gelatin, Inc.	56,263	341,758
#	Nittetsu Mining Co. Ltd.	64,402	3,163,569
	Nitto Denko Corp.	1,604,600	33,205,431
	Nitto Fuji Flour Milling Co. Ltd.	3,600	174,659
	Nitto Kogyo Corp.	118,100	2,609,609
	Nitto Kohki Co. Ltd.	46,100	588,122
	Nitto Seiko Co. Ltd.	120,405	500,472
	Nittoc Construction Co. Ltd.	84,949	668,351
#	Nittoku Co. Ltd.	29,600	400,752
	NJS Co. Ltd.	2,200	83,959
	Noda Corp.	21,952	97,667
	Noevir Holdings Co. Ltd.	39,900	1,216,488
	NOF Corp.	415,700	8,274,472
	Nohmi Bosai Ltd.	51,400	1,334,574
	Nojima Corp.	392,000	8,961,153
	NOK Corp.	343,200	5,207,418
	Nomura Holdings, Inc. (8604 JP)	2,202,698	14,551,674
#	Nomura Holdings, Inc. (NMR US), Sponsored ADR	122,223	812,783
#	Nomura Micro Science Co. Ltd.	13,600	245,300
	Nomura Real Estate Holdings, Inc.	1,623,100	8,994,593
	Nomura Research Institute Ltd.	328,585	13,002,245
	Noritake Co. Ltd.	96,000	2,731,413
	Noritsu Koki Co. Ltd.	289,800	3,030,057
#	Noritz Corp.	146,500	1,858,829
	North Pacific Bank Ltd.	1,264,600	5,441,352
	Nozawa Corp.	3,100	20,437
#	NPC, Inc.	27,000	112,020
	NPR-RIKEN Corp.	115,180	1,937,743
#	NS Solutions Corp.	138,200	3,241,397
#	NS Tool Co. Ltd.	49,000	251,797
	NS United Kaiun Kaisha Ltd.	60,800	1,687,322
	NSD Co. Ltd.	206,978	4,950,520
	NSK Ltd.	1,162,446	5,562,936
	NSW, Inc.	34,700	594,521
#	NTN Corp.	1,393,500	2,377,515
	NTT, Inc.	14,775,000	14,920,702
*	Nxera Pharma Co. Ltd.	109,500	659,753
#	Oat Agrio Co. Ltd.	27,500	438,286

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Obara Group, Inc.	31,300	$801,216
	Obayashi Corp.	884,000	13,017,127
	OBIC Business Consultants Co. Ltd.	15,400	888,194
	Obic Co. Ltd.	194,900	6,938,941
	Odakyu Electric Railway Co. Ltd.	445,599	4,802,146
#	Oenon Holdings, Inc.	183,600	715,148
	Ogaki Kyoritsu Bank Ltd.	207,846	3,914,527
#	Ohara, Inc.	25,600	199,190
#	Ohashi Technica, Inc.	47,100	670,156
#	Ohba Co. Ltd.	19,400	133,626
	Ohsho Food Service Corp.	84,100	2,080,713
	OIE Sangyo Co. Ltd.	11,800	167,935
	Oiles Corp.	82,201	1,168,663
	Oita Bank Ltd.	62,100	1,944,390
	Oji Holdings Corp.	2,263,100	11,030,027
	Okabe Co. Ltd.	147,900	852,886
	Okada Aiyon Corp.	21,000	267,276
	Okamoto Industries, Inc.	33,400	1,131,123
#	Okamoto Machine Tool Works Ltd.	21,561	700,310
	Okamura Corp.	260,400	4,104,536
	Okasan Securities Group, Inc.	604,178	2,613,832
	Oki Electric Industry Co. Ltd.	365,878	3,807,149
	Okinawa Cellular Telephone Co.	81,700	2,773,889
#	Okinawa Electric Power Co., Inc.	83,458	532,946
	Okinawa Financial Group, Inc.	84,432	1,912,569
	OKUMA Corp.	229,600	6,246,558
	Okumura Corp.	130,400	3,851,781
	Okura Industrial Co. Ltd.	37,051	1,070,287
#	Okuwa Co. Ltd.	86,873	536,675
	Olympus Corp.	1,482,800	17,715,081
	Omron Corp.	425,100	10,956,848
	Ono Pharmaceutical Co. Ltd.	896,959	10,030,486
#	Onoken Co. Ltd.	123,300	1,177,272
	Onward Holdings Co. Ltd.	278,296	1,132,483
#	Ootoya Holdings Co. Ltd.	8,300	291,796
	Open House Group Co. Ltd.	298,598	13,204,128
	Open Up Group, Inc.	107,400	1,316,096
	Optex Group Co. Ltd.	84,460	952,456
#*	Optim Corp.	20,800	72,709
#	Optimus Group Co. Ltd.	16,300	39,370
		Shares	Value»
JAPAN — (Continued)
	Optorun Co. Ltd.	59,500	$641,334
	Oracle Corp. Japan	52,973	5,728,734
	Organo Corp.	97,500	6,007,508
#	Orient Corp.	185,544	1,227,391
	Oriental Land Co. Ltd.	359,100	7,394,056
	Oriental Shiraishi Corp.	571,300	1,461,801
	ORIX Corp. (8591 JP)	1,170,800	26,299,730
	ORIX Corp. (IX US), Sponsored ADR	25,055	564,990
#	Oro Co. Ltd.	23,300	487,745
	Osaka Gas Co. Ltd.	346,400	8,764,381
#	Osaka Organic Chemical Industry Ltd.	70,000	1,351,821
#	Osaka Steel Co. Ltd.	14,000	236,968
#	OSAKA Titanium Technologies Co. Ltd.	94,500	1,033,164
#	Osaki Electric Co. Ltd.	191,300	1,327,035
	OSG Corp.	222,400	2,877,707
	Otsuka Corp.	258,800	4,903,525
	Otsuka Holdings Co. Ltd.	170,800	8,131,737
	OUG Holdings, Inc.	3,900	102,636
	Oyo Corp.	96,600	2,004,560
#	Ozu Corp.	7,200	78,499
	Pacific Industrial Co. Ltd.	158,500	2,162,341
#	Pacific Metals Co. Ltd.	54,658	670,597
#	Pack Corp.	149,600	1,124,292
	PAL GROUP Holdings Co. Ltd.	210,600	6,890,810
	PALTAC Corp.	93,158	2,665,902
	Pan Pacific International Holdings Corp.	407,500	13,633,418
	Panasonic Holdings Corp.	2,188,742	20,704,007
	Paraca, Inc.	21,222	266,615
	Paramount Bed Holdings Co. Ltd.	132,800	2,178,931
	Park24 Co. Ltd.	370,301	4,676,308
	Parker Corp.	6,000	39,107
	Pasona Group, Inc.	101,600	1,391,611
#	Pegasus Co. Ltd.	115,156	437,613
	Penta-Ocean Construction Co. Ltd.	1,444,700	9,349,212
#	People Dreams & Technologies Group Co. Ltd.	17,800	212,585
*	PeptiDream, Inc.	266,700	2,955,423

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Persol Holdings Co. Ltd.	5,812,601	$11,110,485
#	Pharma Foods International Co. Ltd.	55,400	323,856
	PHC Holdings Corp.	76,500	468,827
#*	PIA Corp.	14,000	276,273
#	Pickles Holdings Co. Ltd.	40,682	266,623
	Pigeon Corp.	192,100	2,123,627
	PILLAR Corp.	97,200	2,489,555
	Pilot Corp.	85,300	2,483,437
	Piolax, Inc.	121,300	1,405,987
#	Plus Alpha Consulting Co. Ltd.	72,100	1,084,487
#	Pole To Win Holdings, Inc.	45,300	108,533
#	Port, Inc.	28,400	356,626
	PR Times Corp.	18,226	346,915
	Premium Group Co. Ltd.	150,000	2,257,505
	Premium Water Holdings, Inc.	6,100	132,474
	Press Kogyo Co. Ltd.	397,300	1,571,211
	Prestige International, Inc.	278,500	1,211,659
	Prima Meat Packers Ltd.	124,499	1,965,544
#	Procrea Holdings, Inc.	104,727	1,060,973
#	Pronexus, Inc.	40,700	305,578
#	Pro-Ship, Inc.	29,800	578,192
	PS Construction Co. Ltd.	45,817	553,757
	Punch Industry Co. Ltd.	11,600	30,893
#	QB Net Holdings Co. Ltd.	9,721	76,874
#	Qol Holdings Co. Ltd.	117,100	1,567,245
	Quick Co. Ltd.	45,900	710,756
#	Raccoon Holdings, Inc.	37,700	167,119
	Raito Kogyo Co. Ltd.	201,800	4,169,606
	Raiznext Corp.	123,700	1,532,310
#	Raksul, Inc.	122,600	1,006,401
	Rakumachi, Inc.	2,800	18,479
	Rakus Co. Ltd.	275,499	4,225,484
*	Rakuten Bank Ltd.	151,300	7,047,819
*	Rakuten Group, Inc.	249,400	1,261,892
	Rasa Corp.	34,900	355,577
	Rasa Industries Ltd.	37,799	1,062,466
	Recruit Holdings Co. Ltd.	1,047,700	62,161,212
	Relo Group, Inc.	338,499	3,887,053
#	Renaissance, Inc.	16,900	128,186
	Renesas Electronics Corp.	1,651,799	20,090,919
	Rengo Co. Ltd.	1,298,610	7,531,898
		Shares	Value»
JAPAN — (Continued)
*	RENOVA, Inc.	172,000	$805,748
	Resol Holdings Co. Ltd.	4,100	140,397
	Resona Holdings, Inc.	1,500,590	13,661,376
	Resonac Holdings Corp.	640,200	15,395,616
	Resorttrust, Inc.	583,200	7,224,372
	Restar Corp.	99,000	1,777,898
	Retail Partners Co. Ltd.	54,900	524,251
	Rheon Automatic Machinery Co. Ltd.	64,200	587,501
#	Rhythm Co. Ltd.	40,300	806,084
	Ricoh Co. Ltd.	1,274,719	11,177,360
	Ricoh Leasing Co. Ltd.	77,500	2,820,113
#	Ride On Express Holdings Co. Ltd.	37,200	245,751
	Riken Keiki Co. Ltd.	88,900	1,871,659
#	Riken Technos Corp.	190,900	1,470,379
	Riken Vitamin Co. Ltd.	65,400	1,248,027
#	Ringer Hut Co. Ltd.	22,900	343,569
	Rinnai Corp.	204,200	5,040,052
	Rion Co. Ltd.	27,200	464,191
	Riso Kagaku Corp.	23,516	181,424
#	Riso Kyoiku Co. Ltd.	192,293	275,032
#	Rix Corp.	7,400	161,732
#	Rock Field Co. Ltd.	47,900	486,730
#	Rohm Co. Ltd.	715,200	8,999,982
	Rohto Pharmaceutical Co. Ltd.	251,600	3,591,359
#	Rokko Butter Co. Ltd.	40,212	327,115
	Roland Corp.	41,400	865,327
	Rorze Corp.	346,000	4,652,506
	Round One Corp.	770,641	7,913,822
	Royal Holdings Co. Ltd.	107,300	1,894,176
	RS Technologies Co. Ltd.	28,100	578,302
	Ryobi Ltd.	86,667	1,309,643
	RYODEN Corp.	68,800	1,317,336
	Ryohin Keikaku Co. Ltd.	498,050	23,317,590
	Ryoyo Ryosan Holdings, Inc.	75,660	1,389,741
	S Foods, Inc.	55,600	978,901
	S&B Foods, Inc.	10,600	210,932
#	Sac's Bar Holdings, Inc.	58,200	313,538
	Sagami Rubber Industries Co. Ltd.	25,600	156,107
	Saibu Gas Holdings Co. Ltd.	45,000	551,988
#	Saizeriya Co. Ltd.	121,800	4,272,987
	Sakai Chemical Industry Co. Ltd.	76,000	1,438,518

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakai Heavy Industries Ltd.	38,300	$529,521
	Sakai Moving Service Co. Ltd.	79,700	1,410,572
	Sakata INX Corp.	191,000	2,716,827
	Sakata Seed Corp.	45,800	1,029,829
	Sala Corp.	233,360	1,492,187
#	Samco, Inc.	4,300	80,629
	San Holdings, Inc.	96,200	1,016,206
	San ju San Financial Group, Inc.	86,717	1,950,204
	San-A Co. Ltd.	151,400	3,016,621
	San-Ai Obbli Co. Ltd.	259,200	3,493,966
	Sangetsu Corp.	183,100	3,644,065
	San-In Godo Bank Ltd.	692,197	5,828,728
#*	SANIX HOLDINGS, Inc.	35,600	59,131
*	Sanken Electric Co. Ltd.	92,900	5,269,759
	Sanki Engineering Co. Ltd.	161,700	4,757,649
	Sanko Gosei Ltd.	87,952	471,349
	Sanko Metal Industrial Co. Ltd.	11,300	535,406
	Sankyo Co. Ltd.	808,850	15,093,382
	Sankyo Frontier Co. Ltd.	28,200	378,520
#	Sankyo Seiko Co. Ltd.	113,400	463,722
#	Sankyo Tateyama, Inc.	133,035	536,692
	Sankyu, Inc.	252,000	14,834,589
	Sanoh Industrial Co. Ltd.	88,700	409,810
	Sanrio Co. Ltd.	277,100	11,370,007
#	Sansei Landic Co. Ltd.	15,900	127,048
	Sansei Technologies, Inc.	44,700	522,686
	Sansha Electric Manufacturing Co. Ltd.	32,400	183,286
	Sanshin Electronics Co. Ltd.	35,000	574,312
#	Santec Holdings Corp.	18,100	708,161
	Santen Pharmaceutical Co. Ltd.	797,199	8,808,182
	Sanwa Holdings Corp.	415,200	11,327,413
	Sanyo Chemical Industries Ltd.	66,300	1,737,510
	Sanyo Denki Co. Ltd.	43,800	2,715,856
#	Sanyo Electric Railway Co. Ltd.	38,200	504,617
		Shares	Value»
JAPAN — (Continued)
	Sanyo Engineering & Construction, Inc.	32,400	$205,115
	Sanyo Industries Ltd.	1,500	40,004
#	Sanyo Shokai Ltd.	43,099	851,288
	Sanyo Trading Co. Ltd.	111,300	1,110,635
	Sapporo Holdings Ltd.	102,400	4,738,271
	Sata Construction Co. Ltd.	46,000	359,291
	Sato Corp.	87,082	1,231,581
#	Sato Shoji Corp.	49,800	553,097
#	Satori Electric Co. Ltd.	47,500	546,232
	Sawai Group Holdings Co. Ltd.	399,000	5,121,754
	SAXA, Inc.	22,700	691,211
#*	SBI ARUHI Corp.	48,270	265,329
#	SBI Global Asset Management Co. Ltd.	59,000	242,124
	SBI Holdings, Inc.	431,380	16,024,846
	SBS Holdings, Inc.	102,800	2,188,762
	SCREEN Holdings Co. Ltd.	145,400	11,342,639
	Scroll Corp.	141,300	1,020,747
	SCSK Corp.	219,677	6,835,228
	SEC Carbon Ltd.	14,000	194,709
	Secom Co. Ltd.	182,800	6,564,936
	Seed Co. Ltd.	9,400	29,940
	Sega Sammy Holdings, Inc.	251,412	5,139,426
#	Segue Group Co. Ltd.	21,300	70,442
	Seibu Holdings, Inc.	378,200	10,568,685
	Seika Corp.	36,134	1,237,986
#	Seikagaku Corp.	131,400	561,137
#	Seikitokyu Kogyo Co. Ltd.	95,399	929,337
	Seiko Electric Co. Ltd.	12,500	129,222
	Seiko Epson Corp.	703,832	8,930,435
	Seiko Group Corp.	132,500	3,683,343
	Seino Holdings Co. Ltd.	321,000	4,882,339
#	Seiren Co. Ltd.	182,200	2,976,482
	Sekisui Chemical Co. Ltd.	740,500	12,844,061
#	Sekisui House Ltd.	526,700	11,048,492
	Sekisui Jushi Corp.	84,100	1,204,202
#	Sekisui Kasei Co. Ltd.	118,521	273,514
	SEMITEC Corp.	30,000	469,210
	Senko Group Holdings Co. Ltd.	605,000	8,142,817
	Senshu Electric Co. Ltd.	39,100	1,104,400
	Senshu Ikeda Holdings, Inc.	1,055,460	4,492,572

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Senshukai Co. Ltd.	105,100	$168,677
	Septeni Holdings Co. Ltd.	12,600	36,956
	Seria Co. Ltd.	138,000	2,541,487
	Seven & i Holdings Co. Ltd.	4,047,856	53,363,666
	Seven Bank Ltd.	1,838,300	3,301,961
#	SFP Holdings Co. Ltd.	6,500	95,249
	SG Holdings Co. Ltd.	340,930	3,782,417
#	Sharingtechnology, Inc.	36,800	294,935
#*	Sharp Corp.	337,898	1,597,438
	Shibaura Electronics Co. Ltd.	70,200	2,813,494
#	Shibaura Machine Co. Ltd.	97,000	2,496,568
	Shibaura Mechatronics Corp.	47,700	3,356,866
	Shibusawa Logistics Corp.	37,500	1,085,407
	Shibuya Corp.	74,500	1,791,484
*	SHIFT, Inc.	623,985	6,548,380
	Shiga Bank Ltd.	195,336	7,844,757
#	Shikibo Ltd.	78,600	517,785
	Shikoku Bank Ltd.	225,500	1,865,122
	Shikoku Electric Power Co., Inc.	308,200	2,564,614
	Shikoku Kasei Holdings Corp.	117,600	1,627,529
#	Shima Seiki Manufacturing Ltd.	84,300	592,005
	Shimadaya Corp.	25,400	321,431
	Shimadzu Corp.	148,300	3,282,869
	Shimamura Co. Ltd.	138,892	10,056,689
	Shimano, Inc.	42,807	4,682,909
#	Shimizu Bank Ltd.	51,400	562,087
	Shimizu Corp.	838,000	9,283,331
	Shimojima Co. Ltd.	13,800	114,708
	Shin Maint Holdings Co. Ltd.	12,200	90,644
	Shin Nippon Air Technologies Co. Ltd.	89,600	1,571,808
#	Shin Nippon Biomedical Laboratories Ltd.	103,700	954,743
	Shinagawa Refractories Co. Ltd.	141,400	1,615,425
#	Shindengen Electric Manufacturing Co. Ltd.	20,600	353,719
	Shin-Etsu Chemical Co. Ltd.	1,151,000	33,122,216
	Shin-Etsu Polymer Co. Ltd.	185,300	2,187,920
		Shares	Value»
JAPAN — (Continued)
#	Shinko Shoji Co. Ltd.	147,900	$971,613
	Shinmaywa Industries Ltd.	287,100	3,465,139
	Shinnihon Corp.	141,400	1,642,178
	Shinnihonseiyaku Co. Ltd.	26,900	401,891
	Shinsho Corp.	76,500	1,069,799
	Shinwa Co. Ltd. (3447 JP)	50,900	262,694
	Shinwa Co. Ltd. (7607 JP)	33,700	761,499
	Shionogi & Co. Ltd.	715,100	11,959,558
	Ship Healthcare Holdings, Inc.	407,400	5,684,928
#	Shiseido Co. Ltd.	404,604	6,577,050
#	Shizuoka Financial Group, Inc.	823,630	9,742,046
	Shizuoka Gas Co. Ltd.	222,200	1,670,078
	SHO-BOND Holdings Co. Ltd.	89,000	2,841,763
#	Shoei Co. Ltd.	199,500	2,388,804
#	Shoei Foods Corp.	28,100	765,980
	Shofu, Inc.	21,000	282,508
	Showa Sangyo Co. Ltd.	84,228	1,691,592
	Showa Shinku Co. Ltd.	14,900	136,048
	Sigma Koki Co. Ltd.	6,600	58,224
	SIGMAXYZ Holdings, Inc.	284,400	2,264,501
	Siix Corp.	117,980	961,661
*	Simplex Holdings, Inc.	115,500	3,135,452
	Sinanen Holdings Co. Ltd.	26,400	1,148,047
	Sinfonia Technology Co. Ltd.	111,500	7,002,727
	Sinko Industries Ltd.	172,500	1,459,302
	Sintokogio Ltd.	139,300	839,612
	SK Kaken Co. Ltd.	2,500	150,227
	SK-Electronics Co. Ltd.	34,722	649,283
	SKY Perfect JSAT Holdings, Inc.	770,500	7,296,827
#	Skylark Holdings Co. Ltd.	712,400	13,541,186
	Skymark Airlines, Inc.	40,500	131,944
#	Smaregi, Inc.	22,100	486,923
	SMC Corp.	17,000	5,915,548
#	SMK Corp.	21,499	312,522
	SMS Co. Ltd.	184,800	1,850,015
#	Socionext, Inc.	338,500	6,378,971
#	Soda Nikka Co. Ltd.	70,300	516,259
	Sodick Co. Ltd.	262,334	1,547,940
	Soft99 Corp.	11,800	125,652
	SoftBank Corp.	19,213,000	27,759,631

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SoftBank Group Corp.	1,193,063	$91,100,989
	Softcreate Holdings Corp.	63,000	934,124
	Software Service, Inc.	9,300	837,017
	Sojitz Corp.	379,219	9,025,360
	Soken Chemical & Engineering Co. Ltd.	53,700	589,245
	Solasto Corp.	168,400	477,764
#	Soliton Systems KK	28,800	261,923
	Sompo Holdings, Inc.	1,298,800	38,297,751
	Sony Group Corp. (6758 JP)	5,644,000	135,756,824
#	Sony Group Corp. (SONY US), Sponsored ADR	1,703,445	41,427,782
	Sotetsu Holdings, Inc.	145,900	2,303,919
#	Space Co. Ltd.	53,560	424,045
	Sparx Group Co. Ltd.	106,539	1,055,236
	SPK Corp.	30,800	486,767
	S-Pool, Inc.	48,100	102,279
#	Sprix, Inc.	3,700	26,995
	Square Enix Holdings Co. Ltd.	26,400	1,784,803
	SRA Holdings	51,500	1,571,485
	SRE Holdings Corp.	23,500	491,053
	SRS Holdings Co. Ltd.	20,900	177,353
	ST Corp.	19,100	204,963
#	St. Care Holding Corp.	45,700	233,998
#	St. Marc Holdings Co. Ltd.	19,300	306,895
	Stanley Electric Co. Ltd.	411,600	7,762,571
	Star Mica Holdings Co. Ltd.	82,800	546,967
	Star Micronics Co. Ltd.	112,700	1,296,034
	Startia Holdings, Inc.	9,700	169,277
	Starts Corp., Inc.	199,700	6,038,405
	Starzen Co. Ltd.	205,494	1,597,406
	Stella Chemifa Corp.	42,300	1,199,882
	Step Co. Ltd.	29,100	447,657
	STI Foods Holdings, Inc.	28,800	250,151
	Strike Co. Ltd.	29,200	757,743
#	Studio Alice Co. Ltd.	41,800	595,581
	Subaru Corp.	1,757,600	32,332,478
#	Subaru Enterprise Co. Ltd.	32,000	656,288
	Sugi Holdings Co. Ltd.	341,400	8,262,261
#	Sugimoto & Co. Ltd.	88,700	1,052,535
#	SUMCO Corp.	1,040,660	8,138,793
	Sumida Corp.	121,300	826,752
#	Suminoe Co. Ltd.	15,600	115,890
		Shares	Value»
JAPAN — (Continued)
#	Sumiseki Holdings, Inc.	124,200	$512,860
	Sumitomo Bakelite Co. Ltd.	251,400	7,290,348
	Sumitomo Chemical Co. Ltd.	3,088,952	7,725,747
	Sumitomo Corp.	627,700	16,043,857
	Sumitomo Densetsu Co. Ltd.	73,400	3,189,732
	Sumitomo Electric Industries Ltd.	1,367,900	33,944,010
	Sumitomo Forestry Co. Ltd.	1,469,400	14,761,069
	Sumitomo Heavy Industries Ltd.	338,963	7,506,857
	Sumitomo Metal Mining Co. Ltd.	459,700	10,111,237
	Sumitomo Mitsui Construction Co. Ltd.	196,880	776,267
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	2,617,410	66,028,365
	Sumitomo Mitsui Trust Group, Inc.	638,646	16,741,951
	Sumitomo Osaka Cement Co. Ltd.	98,299	2,558,547
	Sumitomo Realty & Development Co. Ltd.	427,700	15,623,525
	Sumitomo Riko Co. Ltd.	243,800	3,087,371
	Sumitomo Rubber Industries Ltd.	747,563	8,544,251
#	Sumitomo Seika Chemicals Co. Ltd.	42,101	1,259,717
	Sumitomo Warehouse Co. Ltd.	276,100	5,726,643
	Sun Frontier Fudousan Co. Ltd.	163,500	2,289,064
#*	Suncall Corp.	91,500	232,318
	Sundrug Co. Ltd.	257,800	7,640,944
	Suntory Beverage & Food Ltd.	248,900	7,515,715
	Sun-Wa Technos Corp.	44,900	717,191
#*	SUNWELS Co. Ltd.	3,500	17,884
#	Suruga Bank Ltd.	473,700	4,361,688
#	Suzuden Corp.	20,700	233,589
	Suzuken Co. Ltd.	196,899	7,442,226
	Suzuki Co. Ltd.	53,000	649,817
	Suzuki Motor Corp.	2,121,500	23,310,135
	SWCC Corp.	184,800	11,063,050
#	Synchro Food Co. Ltd.	13,200	51,964
	Sysmex Corp.	618,900	10,054,557

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	System Research Co. Ltd.	15,000	$216,801
	System Support Holdings, Inc.	18,700	332,319
#	Systems Engineering Consultants Co. Ltd.	7,600	261,854
	Systena Corp.	1,023,900	2,712,287
	Syuppin Co. Ltd.	58,800	490,955
	T Hasegawa Co. Ltd.	126,192	2,603,683
	T RAD Co. Ltd.	21,100	688,876
	T&D Holdings, Inc.	654,210	15,974,970
	Tachibana Eletech Co. Ltd.	78,580	1,487,597
#	Tachikawa Corp.	47,139	526,738
#	Tachi-S Co. Ltd.	101,000	1,196,059
	Tadano Ltd.	330,045	2,374,617
	Taihei Dengyo Kaisha Ltd.	55,300	2,377,556
	Taiheiyo Cement Corp.	415,491	10,153,293
	Taiheiyo Kouhatsu, Inc.	30,699	146,825
#	Taiho Kogyo Co. Ltd.	79,200	332,553
	Taikisha Ltd.	176,400	3,160,454
	Taiko Bank Ltd.	23,900	259,377
	Taisei Corp.	120,480	7,203,954
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	21,400	358,825
	Taiyo Holdings Co. Ltd.	128,900	5,597,761
#	Taiyo Yuden Co. Ltd.	406,099	7,587,216
	Takamatsu Construction Group Co. Ltd.	66,700	1,359,868
#	Takamiya Co. Ltd.	87,543	193,833
	Takano Co. Ltd.	18,900	92,033
	Takaoka Toko Co. Ltd.	49,974	955,518
	Takara & Co. Ltd.	25,600	601,449
	Takara Bio, Inc.	136,300	796,606
	Takara Holdings, Inc.	477,800	4,022,212
	Takara Standard Co. Ltd.	189,444	3,239,111
	Takasago International Corp.	69,300	3,322,374
	Takasago Thermal Engineering Co. Ltd.	100,600	4,881,165
	Takashima & Co. Ltd.	68,400	727,701
#	Takashimaya Co. Ltd.	1,059,800	8,190,356
	Take & Give Needs Co. Ltd.	32,400	192,952
#	TAKEBISHI Corp.	31,500	395,781
		Shares	Value»
JAPAN — (Continued)
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	1,487,707	$40,866,988
	Takemoto Yohki Co. Ltd.	38,100	208,240
#	Takeuchi Manufacturing Co. Ltd.	173,000	6,184,073
	Taki Chemical Co. Ltd.	6,300	122,155
	Takuma Co. Ltd.	123,500	1,786,396
#	Tama Home Co. Ltd.	92,800	2,188,573
	Tamron Co. Ltd.	626,000	3,761,833
#	Tamura Corp.	290,400	927,682
	Tanabe Engineering Corp.	22,500	382,736
*	Tanaka Chemical Corp.	13,900	37,230
#	Tanseisha Co. Ltd.	108,949	947,915
	Tauns Laboratories, Inc.	6,000	21,247
#	Tayca Corp.	62,800	515,204
#	Tazmo Co. Ltd.	33,600	495,997
#	Tbk Co. Ltd.	100,301	209,798
	TBS Holdings, Inc.	118,700	3,904,533
	TDC Soft, Inc.	97,400	846,358
	TDK Corp. (6762 JP)	2,302,500	28,051,196
#	TDK Corp. (TTDKY US), Sponsored ADR	597,870	7,341,844
	Tear Corp.	15,300	60,534
	TechMatrix Corp.	128,000	1,820,986
	Techno Horizon Co. Ltd.	11,700	29,956
#	Techno Medica Co. Ltd.	12,200	151,326
	Techno Ryowa Ltd.	23,570	640,527
	Techno Smart Corp.	28,200	315,149
	TechnoPro Holdings, Inc.	417,599	13,225,436
	Teijin Ltd.	548,168	4,659,270
	Teikoku Electric Manufacturing Co. Ltd.	47,300	1,059,844
#	Teikoku Sen-I Co. Ltd.	75,200	1,490,585
#	Teikoku Tsushin Kogyo Co. Ltd.	37,600	603,064
	Tekken Corp.	51,899	1,076,969
#	Temairazu, Inc.	3,400	67,412
	Tenpos Holdings Co. Ltd.	2,000	44,876
#	Tera Probe, Inc.	11,900	264,691
	Terumo Corp.	290,900	4,932,869
	Tess Holdings Co. Ltd.	176,688	511,834
	THK Co. Ltd.	301,700	8,480,476

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tigers Polymer Corp.	6,600	$38,226
	TIS, Inc.	412,201	13,150,003
	TKC Corp.	82,100	2,466,125
	Toa Corp. (1885 JP)	278,400	3,477,908
	Toa Corp. (6809 JP)	153,216	1,059,593
	TOA ROAD Corp.	151,100	1,617,032
	Toagosei Co. Ltd.	465,650	4,564,593
	TOBISHIMA HOLDINGS, Inc.	87,240	1,132,165
	Tobu Railway Co. Ltd.	233,000	3,966,082
	TOC Co. Ltd.	127,700	618,656
	Tocalo Co. Ltd.	303,700	4,063,873
	Tochigi Bank Ltd.	548,501	1,611,526
	Toda Corp.	878,600	5,602,972
	Toei Animation Co. Ltd.	94,000	2,056,507
	Toei Co. Ltd.	55,300	1,910,000
	Toell Co. Ltd.	25,400	133,518
	Toenec Corp.	194,800	1,717,197
	Togami Electric Manufacturing Co. Ltd.	11,600	303,109
#	Toho Bank Ltd.	830,855	2,022,918
	Toho Chemical Industry Co. Ltd.	23,000	123,316
#	Toho Co. Ltd. (8142 JP)	40,400	871,423
	Toho Co. Ltd. (9602 JP)	60,000	3,785,592
	Toho Gas Co. Ltd.	148,955	4,159,447
#	Toho Holdings Co. Ltd.	212,000	7,154,468
#	Toho Titanium Co. Ltd.	173,600	1,572,109
#*	Toho Zinc Co. Ltd.	40,499	189,670
#	Tohoku Bank Ltd.	60,500	469,090
	Tohoku Electric Power Co., Inc.	677,400	4,752,430
#	Tohokushinsha Film Corp.	36,600	165,227
	Tokai Carbon Co. Ltd.	718,200	4,904,316
	Tokai Corp.	74,602	1,040,991
	TOKAI Holdings Corp.	422,300	2,990,198
	Tokai Rika Co. Ltd.	256,167	4,101,453
	Tokai Tokyo Financial Holdings, Inc.	714,017	2,574,006
	Token Corp.	25,470	2,352,960
	Tokio Marine Holdings, Inc. (8766 JP)	1,440,936	57,857,747
#	Tokio Marine Holdings, Inc. (TKOMY US), ADR	167,916	6,792,202
#	Tokushu Tokai Paper Co. Ltd.	36,138	940,914
	Tokuyama Corp.	308,112	6,598,118
	Tokyo Century Corp.	671,720	7,687,664
		Shares	Value»
JAPAN — (Continued)
*	Tokyo Electric Power Co. Holdings, Inc.	1,843,312	$6,979,780
#	Tokyo Electron Device Ltd.	107,400	1,868,300
	Tokyo Electron Ltd.	393,800	62,605,805
#	Tokyo Energy & Systems, Inc.	88,900	978,889
	Tokyo Gas Co. Ltd.	343,500	11,503,333
#	Tokyo Individualized Educational Institute, Inc.	33,155	79,872
	Tokyo Kiraboshi Financial Group, Inc.	134,674	5,806,548
	Tokyo Ohka Kogyo Co. Ltd.	174,200	4,771,269
	Tokyo Printing Ink Manufacturing Co. Ltd.	1,600	49,448
	Tokyo Rope Manufacturing Co. Ltd.	38,299	342,375
#	Tokyo Sangyo Co. Ltd.	78,400	421,063
	Tokyo Seimitsu Co. Ltd.	109,000	6,780,857
	Tokyo Steel Manufacturing Co. Ltd.	260,800	2,713,581
	Tokyo Tatemono Co. Ltd.	708,600	11,858,325
#	Tokyo Tekko Co. Ltd.	41,000	1,493,491
#	Tokyo Theatres Co., Inc.	26,400	209,936
	Tokyotokeiba Co. Ltd.	58,000	1,998,796
	Tokyu Construction Co. Ltd.	392,780	2,698,442
	Tokyu Corp.	453,506	5,104,988
	Tokyu Fudosan Holdings Corp.	2,108,594	14,869,076
	Toli Corp.	183,400	683,261
	Tomato Bank Ltd.	31,000	271,319
	Tomen Devices Corp.	12,600	489,609
#	Tomoe Corp.	119,600	1,210,871
#	Tomoe Engineering Co. Ltd.	86,400	910,100
	Tomoku Co. Ltd.	52,600	1,145,291
	TOMONY Holdings, Inc.	1,084,760	4,384,990
	Tomy Co. Ltd.	305,000	6,445,507
	Topcon Corp.	417,300	9,085,609
	TOPPAN Holdings, Inc.	398,120	10,728,627
	Topre Corp.	132,436	1,814,346
	Topy Industries Ltd.	77,300	1,336,777
	Toray Industries, Inc.	2,548,000	17,427,952

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Torex Semiconductor Ltd.	28,400	$288,755
#	Toridoll Holdings Corp.	181,300	5,333,233
	Torigoe Co. Ltd.	54,900	331,918
#	Torishima Pump Manufacturing Co. Ltd.	83,600	1,199,013
	Tosei Corp.	169,600	3,270,311
	Toshiba TEC Corp.	91,100	1,821,238
#	Tosho Co. Ltd.	16,700	75,226
	Tosoh Corp.	718,813	10,821,320
	Totech Corp.	89,600	1,683,835
	Totetsu Kogyo Co. Ltd.	93,800	2,595,744
	TOTO Ltd.	191,898	4,884,993
#	Tottori Bank Ltd.	35,400	307,606
#	Toukei Computer Co. Ltd.	14,200	374,020
	Toumei Co. Ltd.	3,900	46,461
#	Tow Co. Ltd.	94,800	199,069
	Towa Bank Ltd.	104,400	530,119
#	Towa Corp.	150,000	1,862,750
	Towa Pharmaceutical Co. Ltd.	138,700	3,009,112
	Toyo Construction Co. Ltd.	377,700	4,127,860
	Toyo Corp.	103,200	1,043,220
	Toyo Denki Seizo KK	17,000	218,692
#	Toyo Engineering Corp.	101,705	914,990
#	Toyo Gosei Co. Ltd.	27,500	925,367
#	Toyo Innovex Co. Ltd.	68,300	290,861
	Toyo Kanetsu KK	34,100	921,047
#	Toyo Securities Co. Ltd.	219,300	737,472
	Toyo Seikan Group Holdings Ltd.	429,600	8,897,357
	Toyo Suisan Kaisha Ltd.	59,500	3,801,372
#	Toyo Tanso Co. Ltd.	59,800	1,919,633
	Toyo Tire Corp.	606,300	12,842,073
#	Toyo Wharf & Warehouse Co. Ltd.	9,700	93,842
	Toyobo Co. Ltd.	326,578	2,114,707
	Toyoda Gosei Co. Ltd.	274,000	5,782,503
	Toyota Boshoku Corp.	264,000	3,751,574
	Toyota Industries Corp.	97,700	10,447,313
#	Toyota Motor Corp. (7203 JP)	12,585,491	223,865,701
	Toyota Motor Corp. (TM US), Sponsored ADR	124,418	22,267,089
		Shares	Value»
JAPAN — (Continued)
	Toyota Tsusho Corp.	1,237,638	$28,364,604
	TPR Co. Ltd.	69,267	968,701
#	Traders Holdings Co. Ltd.	84,219	663,099
#	Transaction Co. Ltd.	52,300	907,167
*	Transaction Media Networks, Inc.	21,400	69,395
	Transcosmos, Inc.	74,400	1,772,099
	TRE Holdings Corp.	158,412	1,420,475
#	Treasure Factory Co. Ltd.	49,000	563,366
	Trend Micro, Inc. (4704 JP)	192,500	11,738,345
	Trend Micro, Inc. (TMICY US), Sponsored ADR	3,140	191,760
#	Tri Chemical Laboratories, Inc.	35,000	795,047
	Trinity Industrial Corp.	7,900	59,725
	Trusco Nakayama Corp.	142,122	2,069,884
	TS Tech Co. Ltd.	404,200	4,853,309
	TSI Holdings Co. Ltd.	271,990	1,902,464
#	Tsubaki Nakashima Co. Ltd.	132,800	307,561
	Tsubakimoto Chain Co.	393,000	5,516,079
#	Tsubakimoto Kogyo Co. Ltd.	52,200	925,946
	Tsuburaya Fields Holdings, Inc.	117,200	1,783,920
	Tsugami Corp.	191,300	2,634,631
	Tsukada Global Holdings, Inc.	59,300	236,342
	Tsukishima Holdings Co. Ltd.	117,600	1,787,744
#	Tsukuba Bank Ltd.	243,300	413,343
	Tsumura & Co.	188,678	4,654,279
#	Tsuruha Holdings, Inc.	139,600	10,275,201
	Tsurumi Manufacturing Co. Ltd.	65,100	1,690,148
	Tsutsumi Jewelry Co. Ltd.	23,500	348,590
	Tsuzuki Denki Co. Ltd.	23,900	482,991
	TV Asahi Holdings Corp.	138,200	2,596,722
	Tv Tokyo Holdings Corp.	28,100	681,086
#	TWOSTONE&Sons	26,300	153,496
	TYK Corp.	55,000	216,207
	UACJ Corp.	164,214	6,462,147
	UBE Corp.	456,965	6,995,152
	Ubicom Holdings, Inc.	12,426	84,300
	Uchida Yoko Co. Ltd.	40,200	2,751,047
	Ukai Co. Ltd.	1,000	23,593

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ULS Group, Inc.	9,400	$451,776
	Ulvac, Inc.	115,695	4,249,703
	Umenohana Group Co. Ltd.	2,100	11,446
	U-Next Holdings Co. Ltd.	227,700	3,062,132
	Unicharm Corp.	1,163,999	8,051,552
	Unipres Corp.	113,941	807,145
	United Arrows Ltd.	84,000	1,219,040
#	United Super Markets Holdings, Inc.	250,323	1,560,565
#	UNITED, Inc.	33,000	125,306
#*	Universal Entertainment Corp.	63,600	424,818
#	Urbanet Corp. Co. Ltd.	126,000	419,343
	User Local, Inc.	12,800	161,620
	Ushio, Inc.	449,800	5,517,231
	USS Co. Ltd.	827,000	8,988,570
	UT Group Co. Ltd.	94,100	1,588,600
	V Technology Co. Ltd.	26,900	527,578
	Valor Holdings Co. Ltd.	172,613	3,048,495
	Valqua Ltd.	78,700	1,839,325
#	Value HR Co. Ltd.	63,000	699,240
	ValueCommerce Co. Ltd.	86,500	461,924
	Vector, Inc.	90,200	660,712
	Vertex Corp.	106,680	1,979,380
	Vision, Inc.	112,900	829,148
*	Visional, Inc.	75,900	5,932,758
	Vital KSK Holdings, Inc.	206,185	1,734,664
#*	VRAIN Solution, Inc.	4,600	68,411
	VT Holdings Co. Ltd.	318,000	980,911
	Wacoal Holdings Corp.	166,100	6,002,996
	Wacom Co. Ltd.	221,900	955,454
	Wakachiku Construction Co. Ltd.	33,200	1,113,180
	Wakita & Co. Ltd.	190,600	2,222,212
	Warabeya Nichiyo Holdings Co. Ltd.	56,332	1,007,567
#	Waseda Academy Co. Ltd.	22,100	377,626
#	Watahan & Co. Ltd.	78,100	814,879
	WATAMI Co. Ltd.	49,200	330,525
#	WDB Holdings Co. Ltd.	31,300	355,094
	WDI Corp.	2,100	41,787
#	Wealth Management, Inc.	5,800	38,767
	Weathernews, Inc.	33,400	982,151
	Welcia Holdings Co. Ltd.	266,687	4,474,919
		Shares	Value»
JAPAN — (Continued)
	Wellneo Sugar Co. Ltd.	54,200	$825,595
	Wellnet Corp.	50,400	241,885
	West Holdings Corp.	130,506	1,300,604
	West Japan Railway Co.	373,600	8,179,681
#	Will Group, Inc.	68,200	434,611
#*	WingArc1st, Inc.	59,400	1,420,731
	Wood One Co. Ltd.	24,374	134,938
	Workman Co. Ltd.	42,500	1,819,138
	World Co. Ltd.	86,100	1,581,607
	World Holdings Co. Ltd.	40,200	634,736
#*	W-Scope Corp.	86,200	136,202
	Xebio Holdings Co. Ltd.	86,557	639,861
#	YAC Holdings Co. Ltd.	36,924	196,847
	Yahagi Construction Co. Ltd.	110,900	1,457,325
	Yakult Honsha Co. Ltd.	185,300	2,981,020
#	YAKUODO Holdings Co. Ltd.	35,300	538,786
	YAMABIKO Corp.	168,640	2,449,704
	YAMADA Consulting Group Co. Ltd.	21,700	239,568
	Yamada Holdings Co. Ltd.	1,391,933	4,242,224
	Yamae Group Holdings Co. Ltd.	35,500	609,798
#	Yamagata Bank Ltd.	74,799	753,874
	Yamaguchi Financial Group, Inc.	651,900	7,378,715
	Yamaha Corp.	721,997	5,203,512
	Yamaha Motor Co. Ltd.	2,797,400	20,233,093
#	Yamaichi Electronics Co. Ltd.	126,500	2,409,725
#	Yamami Co.	11,800	361,007
	Yamanashi Chuo Bank Ltd.	121,900	2,259,536
#	Yamatane Corp.	90,200	1,537,458
#	Yamato Corp.	80,400	963,170
	Yamato Holdings Co. Ltd.	422,200	6,104,668
	Yamato Kogyo Co. Ltd.	112,100	6,290,330
	Yamaura Corp.	24,100	212,788
	Yamaya Corp.	14,210	247,766
	Yamazaki Baking Co. Ltd.	383,100	8,183,907
#	Yamazen Corp.	225,800	2,001,425
	Yaoko Co. Ltd.	89,500	5,792,205
#	Yashima Denki Co. Ltd.	42,800	502,110

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yaskawa Electric Corp.	227,700	$4,762,524
#	Yasuda Logistics Corp.	75,700	991,727
#	YE DIGITAL Corp.	43,600	188,035
	Yellow Hat Ltd.	300,400	3,179,935
	Yodogawa Steel Works Ltd.	526,000	4,048,828
	Yokogawa Bridge Holdings Corp.	140,100	2,483,364
	Yokogawa Electric Corp.	284,100	7,572,424
	Yokohama Rubber Co. Ltd.	532,300	15,219,470
#	Yokorei Co. Ltd.	199,000	1,385,813
	Yokowo Co. Ltd.	62,700	650,489
#	Yomeishu Seizo Co. Ltd.	22,000	467,445
	Yondenko Corp.	118,380	1,040,465
#	Yondoshi Holdings, Inc.	50,600	581,564
	Yonex Co. Ltd.	204,100	4,007,594
#	Yorozu Corp.	100,910	632,479
#*	Yoshimura Food Holdings KK	33,200	187,357
#	Yoshinoya Holdings Co. Ltd.	180,000	3,901,242
#	Yossix Holdings Co. Ltd.	8,500	146,650
#	Yotai Refractories Co. Ltd.	3,400	38,584
	Yuasa Funashoku Co. Ltd.	2,900	92,198
	Yuasa Trading Co. Ltd.	74,100	2,302,209
	Yuken Kogyo Co. Ltd.	4,500	86,249
	Yukiguni Factory Co. Ltd.	67,618	504,834
	Yurtec Corp.	196,400	3,215,053
	Yushin Co.	50,000	208,396
	Yushiro, Inc.	41,200	590,551
#	Yutaka Foods Corp.	4,000	53,522
	Yutaka Giken Co. Ltd.	2,200	39,565
	Zacros Corp.	72,800	1,897,133
	Zaoh Co. Ltd.	18,400	292,530
#	Zenitaka Corp.	10,937	333,310
	Zenkoku Hosho Co. Ltd.	285,000	6,080,517
	Zenrin Co. Ltd.	92,050	672,806
	Zensho Holdings Co. Ltd.	172,797	9,093,172
	Zeon Corp.	576,100	6,114,437
	ZERIA Pharmaceutical Co. Ltd.	72,700	1,003,102
#	ZIGExN Co. Ltd.	233,100	781,684
	Zojirushi Corp.	21,500	256,494
	ZOZO, Inc.	740,700	7,332,462
		Shares	Value»
JAPAN — (Continued)
#	Zuiko Corp.	61,135	$407,410
TOTAL JAPAN			7,444,342,424
NETHERLANDS — (3.2%)
	Aalberts NV	464,798	14,855,993
Ω	ABN AMRO Bank NV	1,010,931	29,224,432
	Acomo NV	86,252	2,188,030
*Ω	Adyen NV	9,183	15,750,228
	Aegon Ltd. (AEG US)	532,037	3,777,463
	Aegon Ltd. (AGN NA)	4,417,781	31,571,794
	Akzo Nobel NV	448,487	28,165,591
#*Ω	Alfen NV	12,665	156,280
	Allfunds Group PLC	422,500	2,925,477
	AMG Critical Materials NV	102,504	2,886,195
	Aperam SA	237,788	6,994,297
	Arcadis NV	312,262	15,584,271
#	ArcelorMittal SA (MT US)	803,577	25,417,147
	ASM International NV	78,367	37,934,091
	ASML Holding NV (ASML NA)	126,227	87,484,512
#	ASML Holding NV (ASML US)	180,734	125,557,717
	ASR Nederland NV	600,547	39,890,680
#*	Avantium NV	3,322	53,001
Ω	B&S Group SARL	114,363	767,043
#*Ω	Basic-Fit NV	156,697	4,423,640
#	BE Semiconductor Industries NV	139,645	18,867,671
#	Brunel International NV	62,559	649,947
	Coca-Cola Europacific Partners PLC	270,395	26,537,851
	Corbion NV	307,895	5,843,174
Ω	CTP NV	219,013	4,644,961
*	Fastned BV	733	17,582
	Flow Traders Ltd.	162,291	4,860,919
	ForFarmers NV	112,199	482,325
#	Fugro NV	390,953	5,604,272
	HAL Trust	2,269	321,966
	Havas NV	1,944,279	3,123,146
	Heineken NV	248,667	19,518,284
	IMCD NV	149,097	16,342,625
#	ING Groep NV (ING US), Sponsored ADR	17,787	415,504
	ING Groep NV (INGA NA)	2,231,490	52,005,828
*	InPost SA	788,930	11,331,158
	JDE Peet's NV	270,485	8,021,251
Ω	Just Eat Takeaway.com NV (JET LN)	119,982	2,743,946
*Ω	Just Eat Takeaway.com NV (TKWY NA)	6,519	148,910

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Kendrion NV	57,640	$706,277
	Koninklijke Ahold Delhaize NV (AD NA)	1,861,947	73,540,202
	Koninklijke BAM Groep NV	1,590,527	13,885,680
	Koninklijke Heijmans NV	143,047	9,117,348
	Koninklijke KPN NV	14,717,370	65,749,822
#	Koninklijke Philips NV (PHG US)	1,083,984	28,400,381
	Koninklijke Vopak NV	327,100	15,625,884
	Nedap NV	22,758	2,278,567
	NN Group NV	881,283	59,341,717
#*	NX Filtration NV	3,533	13,254
	OCI NV	347,967	2,898,358
#*	Pharming Group NV	1,538,543	1,690,901
#	PostNL NV	658,503	718,040
	Prosus NV (PRX NA)	778,407	44,467,075
	Randstad NV	371,669	17,665,217
	SBM Offshore NV	886,185	23,111,028
*	SIF Holding NV	9,744	94,325
Ω	Signify NV	426,479	10,202,476
	Sligro Food Group NV	68,114	860,953
	TKH Group NV	205,954	8,471,553
*	TomTom NV	112,518	677,430
#	Universal Music Group NV	725,237	20,862,814
	Van Lanschot Kempen NV	105,539	6,874,323
	Wolters Kluwer NV	456,840	71,156,903
TOTAL NETHERLANDS			1,135,499,730
NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	539,823	2,794,538
	Air New Zealand Ltd.	6,641,673	2,267,678
	Auckland International Airport Ltd.	795,409	3,528,790
	Briscoe Group Ltd.	3,458	12,402
#	Channel Infrastructure NZ Ltd.	1,163,546	1,445,574
	Chorus Ltd. (CHRYY US), ADR	10,086	257,243
#	Chorus Ltd. (CNU NZ)	2,046,206	10,499,591
#	Contact Energy Ltd.	1,281,998	6,870,684
	EBOS Group Ltd.	184,581	4,447,885
*	Eroad Ltd.	50,575	45,927
	Fisher & Paykel Healthcare Corp. Ltd.	349,622	7,575,372
#*	Fletcher Building Ltd. (FBU AU)	46,679	83,052
*	Fletcher Building Ltd. (FBU NZ)	2,939,911	5,244,550
		Shares	Value»
NEW ZEALAND — (Continued)
#	Fonterra Co-Operative Group Ltd.	193,658	$796,866
	Freightways Group Ltd.	666,237	4,370,941
	Genesis Energy Ltd.	1,916,845	2,686,979
*	Gentrack Group Ltd.	111,983	702,081
	Hallenstein Glasson Holdings Ltd.	167,059	855,516
#	Heartland Group Holdings Ltd.	3,027,241	1,442,104
#	Infratil Ltd.	530,312	3,621,024
#	Investore Property Ltd.	569,795	392,344
#*	KMD Brands Ltd.	3,035,664	453,982
	Mainfreight Ltd.	100,600	3,506,733
	Mercury NZ Ltd.	446,849	1,628,226
	Meridian Energy Ltd.	199,933	672,150
#	Napier Port Holdings Ltd.	15,243	28,116
#	NZME Ltd. (NZM AU)	961,500	653,747
	NZX Ltd.	1,171,204	1,055,072
*	Oceania Healthcare Ltd.	2,481,434	1,005,994
#	Port of Tauranga Ltd.	394,422	1,616,569
*	Rakon Ltd.	153,337	72,448
	Restaurant Brands New Zealand Ltd.	111,871	190,932
*	Ryman Healthcare Ltd.	1,709,524	2,512,862
	Sanford Ltd.	268,979	904,559
	Scales Corp. Ltd.	419,975	1,167,579
*	Serko Ltd.	66,043	111,066
	Skellerup Holdings Ltd.	711,918	1,997,502
	SKY Network Television Ltd.	795,781	1,448,702
*	SKYCITY Entertainment Group Ltd.	2,755,514	1,655,044
	Spark New Zealand Ltd.	2,194,754	3,138,220
	Steel & Tube Holdings Ltd.	731,601	315,702
	Summerset Group Holdings Ltd.	1,065,886	7,176,870
#	Tourism Holdings Ltd.	671,768	833,324
#	TOWER Ltd.	911,821	933,629
	Turners Automotive Group Ltd.	18,565	74,790
	Vector Ltd.	284,783	737,686
#*	Vista Group International Ltd.	335,878	694,934
#*	Warehouse Group Ltd.	455,162	220,023
TOTAL NEW ZEALAND			94,747,602

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.7%)
	2020 Bulkers Ltd.	63,205	$780,581
	ABG Sundal Collier Holding ASA	1,577,802	1,068,586
	AF Gruppen ASA	94,521	1,438,820
*	Akastor ASA	501,896	589,783
	Aker ASA, Class A	14,573	1,003,315
	Aker BioMarine ASA	2,119	16,295
	Aker BP ASA	567,338	13,648,220
	Aker Solutions ASA	731,663	2,164,041
	Archer Ltd.	107,802	246,028
#*	ArcticZymes Technologies ASA	45,019	83,805
	Atea ASA	305,892	4,215,901
	Austevoll Seafood ASA	306,909	2,824,208
*Ω	AutoStore Holdings Ltd.	160,654	112,865
*	Axactor ASA	417,196	361,990
	B2 Impact ASA	892,479	1,371,192
	Bakkafrost P	44,947	1,795,372
	Bluenord ASA	43,604	2,081,843
	Bonheur ASA	106,404	2,460,743
	Borregaard ASA	307,322	5,928,361
	Bouvet ASA	222,202	1,616,701
#Ω	BW LPG Ltd.	471,056	6,262,078
	BW Offshore Ltd.	502,070	1,690,764
#*	Cadeler AS (CADLR NO)	128,116	674,436
*	Cadeler AS (CDLR US), ADR	6,566	137,623
*	Cloudberry Clean Energy ASA	472,588	626,518
	DNB Bank ASA	682,028	17,255,126
	DNO ASA	2,226,670	3,040,738
#	DOF Group ASA	279,933	2,563,154
Ω	Elkem ASA	862,660	2,004,363
*	Elliptic Laboratories ASA	49,251	58,504
Ω	Elmera Group ASA	273,296	899,391
	Elopak ASA	260,005	1,260,637
*	Ensurge Micropower ASA	285,732	37,678
*Ω	Entra ASA	52,679	646,879
	Equinor ASA	1,320,048	33,908,824
Ω	Europris ASA	626,923	5,872,552
	FLEX LNG Ltd. (FLNG NO)	68,867	1,712,696
#*	FLEX LNG Ltd. (FLNG US)	4,783	119,910
#	Frontline PLC	271,218	4,994,276
#	Gjensidige Forsikring ASA	36,956	972,077
#	Golar LNG Ltd.	19,800	814,968
	Golden Ocean Group Ltd.	299,018	2,467,514
#*	Grieg Seafood ASA	251,982	1,677,024
	Hafnia Ltd.	612,542	3,366,277
		Shares	Value»
NORWAY — (Continued)
#*	Hexagon Composites ASA	318,507	$526,263
	Hoegh Autoliners ASA	400,551	4,025,181
Ω	Kid ASA	112,190	1,584,385
	Kitron ASA	557,120	3,388,504
Ω	Klaveness Combination Carriers ASA	65,421	442,993
*	Kongsberg Automotive ASA	3,417,073	490,673
	Kongsberg Gruppen ASA	214,860	6,420,689
	Leroy Seafood Group ASA	245,196	1,115,413
*	LINK Mobility Group Holding ASA	797,615	2,544,808
#	Magnora ASA	113,322	260,177
	Medistim ASA	10,286	216,072
	Morrow Bank ASA	109,423	128,689
	Mowi ASA	150,940	2,811,627
	MPC Container Ships ASA	1,142,682	2,101,157
Ω	Multiconsult ASA	35,873	741,062
*	Nekkar ASA	104,908	101,062
#*	NEL ASA	1,897,209	482,978
	Norbit ASA	53,940	1,071,913
	Norconsult Norge AS	7,853	32,965
*	Nordic Mining ASA	36,265	82,062
*	Nordic Semiconductor ASA	53,268	724,182
	Norsk Hydro ASA	817,996	4,848,255
*Ω	Norske Skog ASA	167,386	377,911
*	Northern Ocean Ltd.	39,056	23,022
*	Norwegian Air Shuttle ASA	150,444	246,077
*	NRC Group ASA	13,302	9,698
	Odfjell Drilling Ltd.	499,918	3,552,165
	Odfjell SE, Class A	57,461	704,836
	Odfjell Technology Ltd.	85,243	410,380
*	OKEA ASA	140,904	237,635
#Ω	Okeanis Eco Tankers Corp.	63,287	1,518,182
	Olav Thon Eiendomsselskap ASA	23,024	655,604
#	Orkla ASA	151,121	1,589,193
*	Otello Corp. ASA	132,212	174,020
	Panoro Energy ASA	255,645	596,006
	Paratus Energy Services Ltd.	35,750	135,696
	Pareto Bank ASA	55,950	503,632
	Pexip Holding ASA	120,836	749,818
*	PhotoCure ASA	16,885	106,001
	Protector Forsikring ASA	144,955	7,077,216

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Public Property Invest AS	18,416	$44,023
	Rana Gruber ASA	114,198	792,773
#	Salmar ASA	17,953	727,127
#*	Salmon Evolution ASA	421,019	236,194
*	SATS ASA	228,630	868,442
*Ω	Scatec ASA	433,204	4,298,152
	Sea1 offshore, Inc.	51,334	134,409
#	Selvaag Bolig ASA	112,142	400,243
#*Ω	Shelf Drilling Ltd.	567,337	495,333
#*	SmartCraft ASA	26,715	67,901
††	Solstad Maritime Holding AS	291,014	703,701
*	Solstad Offshore ASA	65,463	317,951
#	SpareBank 1 Helgeland	808	14,770
	Sparebank 1 Oestlandet	24,428	455,220
	SpareBank 1 Sor-Norge ASA	354,103	6,201,911
	Sparebanken More	13,664	139,957
	Sparebanken Norge	1,063	16,641
	Stolt-Nielsen Ltd.	114,201	3,341,785
	Storebrand ASA	940,744	13,358,828
	Subsea 7 SA	403,951	7,828,152
	Telenor ASA	397,455	6,097,316
	TGS ASA	510,380	3,749,680
*	Thor Medical ASA	229,480	54,623
#	TOMRA Systems ASA	96,069	1,334,406
	Var Energi ASA	593,287	2,032,219
	Veidekke ASA	379,003	6,023,700
#	Vend Marketplaces ASA	15,308	604,237
	Vend Marketplaces ASA, Class B	26,608	999,762
	Wallenius Wilhelmsen ASA	297,461	2,661,140
	Wilh Wilhelmsen Holding ASA, Class A	51,941	2,396,878
	Yara International ASA	137,167	5,070,672
#	Zalaris ASA	8,590	62,426
*	Zaptec ASA	39,092	91,073
TOTAL NORWAY			261,302,504
PORTUGAL — (0.4%)
#	Altri SGPS SA	345,107	1,878,170
	Banco Comercial Portugues SA, Class R	43,547,651	35,758,908
	Corticeira Amorim SGPS SA	45,927	408,207
	CTT-Correios de Portugal SA	261,986	2,207,879
		Shares	Value»
PORTUGAL — (Continued)
#	EDP Renovaveis SA	615,036	$7,220,957
	EDP SA (EDP PL)	3,736,416	16,150,136
#	EDP SA (EDPFY US), Sponsored ADR	7,202	310,856
	Galp Energia SGPS SA	1,755,858	33,528,520
	Ibersol SGPS SA	28,374	303,079
	Jeronimo Martins SGPS SA	360,889	8,797,630
#	Mota-Engil SGPS SA	266,220	1,360,312
#	Navigator Co. SA	1,046,366	3,695,619
	NOS SGPS SA	887,932	3,660,166
	REN - Redes Energeticas Nacionais SGPS SA	1,159,548	3,934,933
	Semapa-Sociedade de Investimento e Gestao	9,521	186,371
	Sonae SGPS SA	4,568,937	6,592,585
TOTAL PORTUGAL			125,994,328
SINGAPORE — (1.1%)
*††	Abterra Ltd.	189,000	0
*	AEM Holdings Ltd.	1,060,312	1,306,336
	Aztech Global Ltd.	716,200	365,831
#	Banyan Tree Holdings Ltd.	733,700	360,485
	Bonvests Holdings Ltd.	51,600	39,570
#	Boustead Singapore Ltd.	1,326,646	1,582,048
	BRC Asia Ltd.	28,600	78,876
	Bukit Sembawang Estates Ltd.	641,900	2,113,662
	Bund Center Investment Ltd.	316,000	92,402
#	Capitaland India Trust	2,793,421	2,556,056
	CapitaLand Investment Ltd.	3,088,600	6,578,107
	Centurion Corp. Ltd.	909,800	1,194,479
	China Aviation Oil Singapore Corp. Ltd.	940,100	809,749
	China Sunsine Chemical Holdings Ltd.	3,113,200	1,674,532
	City Developments Ltd.	1,471,300	6,965,386
	ComfortDelGro Corp. Ltd.	3,914,669	4,602,187
#*	COSCO Shipping International Singapore Co. Ltd.	3,734,600	355,762
	CSE Global Ltd.	1,934,076	965,271
	DBS Group Holdings Ltd.	1,692,847	62,135,050

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Del Monte Pacific Ltd.	489,582	$33,457
#	Delfi Ltd.	899,500	580,236
	DFI Retail Group Holdings Ltd.	953,900	3,288,523
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	923,873	818,480
	First Resources Ltd.	2,145,100	2,502,711
	Food Empire Holdings Ltd.	1,029,400	1,860,431
	Fraser & Neave Ltd.	13,300	14,618
	Frasers Property Ltd.	1,192,200	861,302
#	Frencken Group Ltd.	1,501,400	1,905,026
*	Fu Yu Corp. Ltd.	1,787,400	147,747
*	Gallant Venture Ltd.	2,485,000	160,602
	Genting Singapore Ltd.	14,546,500	8,205,440
	Geo Energy Resources Ltd.	3,320,700	865,686
	Golden Agri-Resources Ltd.	29,624,669	5,799,148
	Grand Venture Technology Ltd.	25,000	17,713
	GSH Corp. Ltd.	52,560	6,963
	GuocoLand Ltd.	1,056,121	1,372,671
#	Haw Par Corp. Ltd.	369,600	3,942,185
	Hiap Hoe Ltd.	128,000	53,132
	Ho Bee Land Ltd.	950,000	1,483,672
#	Hong Fok Corp. Ltd.	1,647,888	1,025,535
	Hong Leong Asia Ltd.	2,480,200	3,125,549
	Hong Leong Finance Ltd.	162,800	339,718
	Hongkong Land Holdings Ltd.	1,660,400	10,030,030
	Hotel Grand Central Ltd.	183,373	102,933
#	Hour Glass Ltd.	717,000	1,109,514
	Hutchison Port Holdings Trust	19,241,400	3,835,561
#*††	Hyflux Ltd.	2,064,700	0
#	iFAST Corp. Ltd.	461,000	3,207,513
	Indofood Agri Resources Ltd.	10,388,800	2,722,635
	InnoTek Ltd.	433,700	143,436
	ISDN Holdings Ltd.	564,878	160,843
	Jardine Cycle & Carriage Ltd.	303,797	6,151,830
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Infrastructure Trust	8,857,357	2,995,000
	Keppel Ltd.	2,450,200	15,918,550
	LHN Ltd.	179,300	108,491
	Low Keng Huat Singapore Ltd.	293,000	98,883
	Mandarin Oriental International Ltd.	201,600	398,391
		Shares	Value»
SINGAPORE — (Continued)
#	Marco Polo Marine Ltd.	7,705,400	$344,132
*	Mermaid Maritime PCL	134,500	12,618
	Metro Holdings Ltd.	1,879,500	629,839
	Mewah International, Inc.	47,900	9,800
#*††	Midas Holdings Ltd.	4,664,147	0
#	Nanofilm Technologies International Ltd.	435,700	245,099
	Netlink NBN Trust	4,130,800	2,845,808
*	Oceanus Group Ltd.	1,015,400	4,630
	OKP Holdings Ltd.	77,700	56,296
	Olam Group Ltd.	2,281,075	1,824,127
	OUE Ltd.	1,147,100	987,927
	Oversea-Chinese Banking Corp. Ltd.	2,122,568	27,506,694
*	Oxley Holdings Ltd.	5,294,296	459,361
	Pan-United Corp. Ltd.	410,700	312,366
	Propnex Ltd.	599,800	636,376
	PSC Corp. Ltd.	215,900	65,582
	Q&M Dental Group Singapore Ltd.	1,331,040	404,481
	QAF Ltd.	1,042,065	709,408
	Raffles Medical Group Ltd.	2,200,863	1,673,103
#*	Rex International Holding Ltd.	2,177,600	328,673
#	Riverstone Holdings Ltd.	1,440,300	781,197
	Samudera Shipping Line Ltd.	815,900	651,691
	SATS Ltd.	761,021	1,856,925
	SBS Transit Ltd.	96,100	232,066
	Seatrium Ltd.	6,103,791	10,608,148
	Sembcorp Industries Ltd.	2,002,300	11,905,851
	Sheng Siong Group Ltd.	2,739,200	4,421,846
	SIA Engineering Co. Ltd.	281,200	664,470
	Sing Holdings Ltd.	392,300	126,716
#	Singapore Airlines Ltd.	3,851,900	20,119,102
	Singapore Exchange Ltd.	1,399,400	17,158,886
#	Singapore Land Group Ltd.	560,723	1,150,271
#	Singapore Post Ltd.	5,712,616	2,146,288
	Singapore Technologies Engineering Ltd.	2,257,000	15,183,470
	Singapore Telecommunications Ltd.	801,350	2,388,141
	Stamford Land Corp. Ltd.	2,191,276	734,385

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	StarHub Ltd.	2,183,310	$2,068,289
	Straits Trading Co. Ltd.	604,023	748,497
#*††	Swiber Holdings Ltd.	1,301,500	0
*	Thomson Medical Group Ltd.	5,667,600	226,983
	Tiong Woon Corp. Holding Ltd.	160,750	96,937
	Tuan Sing Holdings Ltd.	3,292,717	718,717
	UMS Integration Ltd.	2,202,908	2,565,200
	United Overseas Bank Ltd.	1,510,989	41,979,410
	United Overseas Insurance Ltd.	1,900	11,715
	UOB-Kay Hian Holdings Ltd.	1,509,537	2,724,933
	UOL Group Ltd.	1,280,888	6,771,019
	Valuetronics Holdings Ltd.	2,445,960	1,457,558
	Venture Corp. Ltd.	780,400	7,740,971
	Vicom Ltd.	9,600	11,822
	Wee Hur Holdings Ltd.	1,189,200	585,663
	Wilmar International Ltd.	2,693,500	6,096,351
	Wing Tai Holdings Ltd.	2,023,924	2,119,177
	Yangzijiang Shipbuilding Holdings Ltd.	7,940,900	15,575,503
	Yeo Hiap Seng Ltd.	64,554	30,344
TOTAL SINGAPORE			399,884,806
SOUTH AFRICA — (0.0%)
*	Valterra Platinum Ltd.	119,353	5,327,675
SPAIN — (2.8%)
	Acciona SA	88,160	16,908,634
#	Acerinox SA	738,861	8,526,087
	ACS Actividades de Construccion y Servicios SA	798,264	55,091,987
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	36,395	875,802
Ω	Aena SME SA	897,990	24,181,173
	Alantra Partners SA	4,656	44,214
	Almirall SA	242,734	2,921,822
	Amadeus IT Group SA	603,233	48,435,841
#*	Amper SA	3,249,774	528,548
	Atresmedia Corp. de Medios de Comunicacion SA	290,217	1,640,059
	Audax Renovables SA	75,792	125,036
		Shares	Value»
SPAIN — (Continued)
	Azkoyen SA	55,415	$550,372
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,497,154	108,361,204
#	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	1,921,501	32,146,712
	Banco de Sabadell SA	20,339,535	75,071,199
	Banco Santander SA (SAN SM)	11,550,342	99,226,468
	Banco Santander SA (SAN US), Sponsored ADR	93,721	806,938
	Bankinter SA	3,101,692	44,274,241
	CaixaBank SA	6,287,220	59,152,083
Ω	Cellnex Telecom SA	343,195	12,111,187
#	CIE Automotive SA	228,491	6,860,179
	Construcciones y Auxiliar de Ferrocarriles SA	85,510	5,178,170
#	Corp. ACCIONA Energias Renovables SA	92,358	2,486,531
*	Distribuidora Internacional de Alimentacion SA	36,148	1,183,845
#	Ebro Foods SA	177,872	3,472,518
*	eDreams ODIGEO SA	102,679	971,835
#	Elecnor SA	103,773	2,821,812
#	Enagas SA	491,493	7,361,330
#	Ence Energia y Celulosa SA	475,928	1,497,670
	Endesa SA	621,334	18,006,405
	Ercros SA	552,483	1,962,369
	Faes Farma SA	1,086,181	5,380,409
#	Ferrovial SE	336,585	17,254,328
	Fluidra SA	150,763	3,760,123
#Ω	Gestamp Automocion SA	554,927	2,085,973
Ω	Global Dominion Access SA	281,849	1,083,247
*	Grifols SA	148,821	2,217,452
	Grupo Catalana Occidente SA	140,839	7,853,970
	Grupo Empresarial San Jose SA	73,112	510,566
	Iberdrola SA	1,772,937	31,161,695
	Iberpapel Gestion SA (IBG SM)	7,706	174,801
#	Indra Sistemas SA	469,803	19,461,125
	Industria de Diseno Textil SA	873,477	41,723,397

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Laboratorios Farmaceuticos Rovi SA	108,111	$6,673,363
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	666,372	1,026,648
	Logista Integral SA	315,807	9,995,456
	Mapfre SA	3,959,364	16,124,814
	Melia Hotels International SA	355,210	3,153,990
	Miquel y Costas & Miquel SA	136,441	2,210,721
#	Naturgy Energy Group SA	203,307	6,376,301
Ω	Neinor Homes SA	85,069	1,653,464
*	Nueva Expresion Textil SA	93,237	49,663
*	Obrascon Huarte Lain SA	2,055,981	772,233
#*	Oryzon Genomics SA	17,553	52,684
	Pharma Mar SA	11,766	1,072,524
	Prim SA	7,030	97,806
*	Promotora de Informaciones SA, Class A	715,854	285,101
Ω	Prosegur Cash SA	530,415	454,266
	Realia Business SA	620,075	664,450
	Redeia Corp. SA	769,817	14,923,659
	Repsol SA (REP SM)	3,125,645	47,390,252
	Repsol SA (REPYY US), Sponsored ADR	74,825	1,141,088
	Sacyr SA	1,721,676	7,049,847
#*	Solaria Energia y Medio Ambiente SA	206,526	2,655,532
#*††	Soltec Power Holdings SA	5,663	1,939
#*Ω	Talgo SA	106,591	368,680
*	Tecnicas Reunidas SA	115,492	2,844,203
#	Telefonica SA (TEF SM)	10,842,264	55,954,677
	Telefonica SA (TEF US), Sponsored ADR	70,329	361,491
#	Tubacex SA	456,505	1,901,462
*	Tubos Reunidos SA	28,836	17,434
Ω	Unicaja Banco SA	3,920,205	10,299,936
	Vidrala SA	76,793	8,266,500
	Viscofan SA	183,585	12,562,293
TOTAL SPAIN			991,851,834
SWEDEN — (2.7%)
	AAK AB	166,713	4,288,595
Ω	AcadeMedia AB	407,980	3,735,787
		Shares	Value»
SWEDEN — (Continued)
	AddLife AB, Class B	240,899	$4,242,266
	Addnode Group AB	323,648	3,702,977
	AddTech AB, Class B	358,034	12,036,452
	AFRY AB	309,610	4,792,319
	Alfa Laval AB	191,992	8,341,592
Ω	Alimak Group AB	154,649	2,650,551
	Alleima AB	542,742	3,835,540
	Alligo AB, Class B	110,109	1,182,374
Ω	Ambea AB	385,415	4,848,719
*	Annehem Fastigheter AB, Class B	317,169	543,567
	AQ Group AB	156,164	3,182,694
	Arise AB	118,277	415,140
	Arjo AB, Class B	818,308	2,851,616
*	Asmodee Group AB, Class B	173,189	2,181,072
	Assa Abloy AB, Class B	349,304	11,558,550
	Atlas Copco AB (ATCOA SS), Class A	2,042,559	31,104,873
	Atlas Copco AB (ATCOB SS), Class B	1,164,748	15,762,712
	Atrium Ljungberg AB, Class B	577,670	1,868,400
Ω	Attendo AB	466,337	3,258,478
	Avanza Bank Holding AB	331,218	12,201,928
	Axfood AB	223,360	6,655,749
	Beijer Alma AB	148,925	4,006,728
#	Beijer Ref AB	210,000	3,525,248
	Bergman & Beving AB	131,120	4,215,850
	Betsson AB, Class B	689,732	11,678,796
#*	Better Collective AS	100,558	1,416,937
*	BHG Group AB	271,601	645,164
*	BICO Group AB	12,201	45,444
	Bilia AB, Class A	368,992	4,335,400
	Billerud Aktiebolag	633,643	5,380,086
	BioGaia AB, Class B	203,523	2,036,407
	Bjorn Borg AB	94,604	559,030
*	Boliden AB	530,095	16,225,796
*	Bonava AB, Class B	1,086,742	1,273,192
*Ω	BoneSupport Holding AB	5,101	172,059
*Ω	Boozt AB	31,308	278,729
Ω	Bravida Holding AB	311,457	2,922,695
	BTS Group AB, Class B	400	8,454
	Bufab AB	552,281	5,477,057
	Bulten AB	53,704	323,043
	Bure Equity AB	287,877	8,498,505
	Byggmax Group AB	288,306	1,712,402
*	Camurus AB	46,160	3,202,755
*	Carasent AB	2,705	8,185
#	Castellum AB	361,326	4,113,176
	Catella AB	107,213	324,770

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Catena AB	83,708	$3,781,443
*	Cavotec Group AB	3,925	7,057
	Cellavision AB	27,597	493,755
	Cibus Nordic Real Estate AB publ	110,167	1,951,928
*	Cint Group AB	467,181	340,510
	Clas Ohlson AB, Class B	233,515	8,125,043
	Cloetta AB, Class B	1,079,119	3,470,490
Ω	Coor Service Management Holding AB	260,518	1,224,489
#	Corem Property Group AB (COREB SS), Class B	1,241,335	553,674
	Corem Property Group AB (CORED SS), Class D	6,348	153,570
	CTT Systems AB	8,413	188,843
	Dios Fastigheter AB	292,589	1,922,248
Ω	Dometic Group AB	916,537	4,629,820
	Duni AB	4,507	42,007
*Ω	Dustin Group AB	3,088,422	505,256
*	Dynavox Group AB	63,945	826,575
	Eastnine AB	379,021	1,828,226
	Elanders AB, Class B	22,532	132,257
*	Electrolux AB, Class B	325,439	1,982,119
	Electrolux Professional AB, Class B	678,724	4,611,735
	Elekta AB, Class B	959,447	4,731,144
*	Embracer Group AB	254,948	2,637,333
*	Enad Global 7 AB	12,910	16,689
*	Enea AB	50,256	378,937
	Engcon AB	53,735	421,058
	Eolus Vind AB, Class B	5,761	31,751
	Ependion AB	18,222	219,937
	Epiroc AB (EPIA SS), Class A	489,587	9,964,639
	Epiroc AB (EPIB SS), Class B	292,831	5,249,285
#	EQT AB	38,171	1,275,831
	Essity AB (ESSITYA SS), Class A	28,265	697,055
	Essity AB (ESSITYB SS), Class B	645,520	15,916,916
Ω	Evolution AB	92,122	8,195,270
	Ework Group AB	36,243	392,167
#	Fabege AB	276,784	2,318,162
	Fagerhult Group AB	166,053	641,284
*	Fastighets AB Balder, Class B	678,942	4,584,279
*	Fastighets AB Trianon	28,485	54,855
*	Fastighetsbolaget Emilshus AB, Class B	9,174	46,990
		Shares	Value»
SWEDEN — (Continued)
	FastPartner AB (FPARA SS), Class A	82,138	$419,147
	FastPartner AB (FPARD SS), Class D	6,110	47,704
	Fenix Outdoor International AG	9,035	462,368
*	Ferronordic AB	4,364	21,153
	G5 Entertainment AB	18,474	198,992
	Getinge AB, Class B	532,132	10,503,362
	Granges AB	538,929	7,226,570
*Ω	Green Landscaping Group AB	9,902	56,712
#	H & M Hennes & Mauritz AB, Class B	551,754	7,433,031
	Hanza AB	97,222	1,106,767
	Heba Fastighets AB, Class B	141,719	447,285
	Hemnet Group AB	198,863	5,726,950
	Hexagon AB, Class B	747,009	8,208,194
#*	Hexatronic Group AB	448,144	951,842
	Hexpol AB	711,767	6,129,017
*	HMS Networks AB	100,558	4,225,421
Ω	Hoist Finance AB	252,896	2,491,730
	Holmen AB (HOLMB SS), Class B	141,050	5,242,351
	Hufvudstaden AB, Class A	156,396	1,892,489
	Humana AB	116,368	439,846
	Husqvarna AB (HUSQA SS), Class A	60,179	325,488
	Husqvarna AB (HUSQB SS), Class B	708,309	3,836,274
	Indutrade AB	370,294	8,992,367
	Instalco AB	754,498	1,975,633
*	International Petroleum Corp. (IPCO CN)	23,432	390,645
#*	International Petroleum Corp. (IPCO SS)	414,659	6,944,612
	INVISIO AB	60,346	1,955,275
	Inwido AB	373,195	6,938,833
*	ITAB Shop Concept AB	13,055	23,125
	JM AB	214,473	3,073,396
*	John Mattson Fastighetsforetagen AB	40,729	255,477
	Kabe Group AB, Class B	1,643	43,066
*	Karnov Group AB	155,881	1,847,339
#*	K-fast Holding AB	143,336	241,512

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Klarabo Sverige AB, Class B	26,335	$41,163
	KNOW IT AB	114,953	1,373,005
	Lagercrantz Group AB, Class B	631,476	14,661,064
	Lifco AB, Class B	132,131	4,706,649
	Lime Technologies AB	22,454	872,518
	Lindab International AB	315,548	6,632,370
	Loomis AB	367,201	14,518,870
*	Medcap AB	23,770	1,580,325
	Medicover AB, Class B	168,744	4,727,114
	MEKO AB	162,965	1,425,194
#	Micro Systemation AB, Class B	45,756	263,003
	MIPS AB	2,725	115,489
*	Modern Times Group MTG AB, Class B	387,383	3,982,524
	Momentum Group AB	128,227	2,032,058
Ω	Munters Group AB	264,149	3,717,441
	Mycronic AB	367,408	7,972,341
#*	NCAB Group AB	525,193	2,838,142
	NCC AB, Class B	413,256	7,825,121
	Nederman Holding AB	21,329	370,016
*	Neobo Fastigheter AB	112,533	195,159
*	Net Insight AB, Class B	808,180	334,080
	New Wave Group AB, Class B	471,376	5,645,181
#	Nibe Industrier AB, Class B	445,753	2,056,887
	Nilorngruppen AB, Class B	9,012	51,561
	Nivika Fastigheter AB, Class B	26,650	118,523
#*	Nobia AB	1,904,807	878,225
	Nolato AB, Class B	813,243	4,810,685
	Nordnet AB publ	273,288	7,380,438
*	Norion Bank AB	260,502	1,664,494
	Note AB	11,284	220,517
#	NP3 Fastigheter AB	67,570	1,787,137
	Nyfosa AB	472,982	4,100,428
	OEM International AB, Class B	242,971	3,347,901
#*	Orron Energy AB	483,124	248,935
*	Ovzon AB	115,382	490,976
	Pandox AB	307,735	5,477,145
	Peab AB, Class B	849,010	6,385,036
	Platzer Fastigheter Holding AB, Class B	88,025	627,258
	Prevas AB, Class B	22,403	169,257
*	Pricer AB, Class B	519,834	240,126
	Proact IT Group AB	132,829	1,322,164
	Ratos AB, Class B	886,539	3,138,424
		Shares	Value»
SWEDEN — (Continued)
	RaySearch Laboratories AB	131,837	$4,518,459
	Rejlers AB	9,832	199,815
#*	Rottneros AB	658,016	201,873
	Rusta AB	18,356	143,550
	Rvrc Holding AB	198,307	899,506
	Saab AB, Class B	64,958	3,533,324
	Sagax AB (SAGAA SS), Class A	758	16,248
#	Sagax AB (SAGAB SS), Class B	164,479	3,481,301
#	Samhallsbyggnadsbolaget i Norden AB	2,474,514	1,240,683
	Samhallsbyggnadsbolaget i Norden AB, Class D	100,907	80,871
	Sandvik AB	916,907	22,372,217
	Scandi Standard AB	247,184	2,388,503
Ω	Scandic Hotels Group AB	724,329	6,006,397
#*	Sdiptech AB, Class B	76,173	1,531,211
	Sectra AB, Class B	303,136	11,239,060
	Securitas AB, Class B	846,191	12,558,604
*	Sedana Medical AB	108,158	174,990
*	Sensys Gatso Group AB	14,363	61,195
*Ω	Sinch AB	2,497,509	8,573,834
	SinterCast AB	725	8,471
*	Sivers Semiconductors AB	509,056	187,289
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	1,517,986	26,553,410
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,509	257,150
	Skanska AB, Class B	581,598	13,566,641
	SKF AB (SKFA SS), Class A	44,341	1,043,254
	SKF AB (SKFB SS), Class B	557,621	12,988,353
	SkiStar AB	206,381	3,255,752
	Softronic AB, Class B	46,450	112,569
	Solid Forsakring AB	58,918	446,588
	SSAB AB (SSABA SS), Class A	232,754	1,342,210
	SSAB AB (SSABAH FH), Class A	89,315	513,998
	SSAB AB (SSABB SS), Class B	631,043	3,566,447
	SSAB AB (SSABBH FH), Class B	505,629	2,851,569
*	Stendorren Fastigheter AB	25,670	536,849

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Stenhus Fastigheter I Norden AB	47,082	$51,995
*	Stillfront Group AB	1,442,951	747,849
	Storskogen Group AB, Class B	1,791,566	2,079,342
	Svenska Cellulosa AB SCA (SCAA SS), Class A	36,564	459,737
	Svenska Cellulosa AB SCA (SCAB SS), Class B	762,362	9,560,894
	Svenska Handelsbanken AB (SHBA SS), Class A	1,037,400	12,640,072
#	Svenska Handelsbanken AB (SHBB SS), Class B	28,441	555,746
	Sweco AB, Class B	426,371	6,725,802
	Swedbank AB, Class A	692,195	18,431,786
*	Swedish Logistic Property AB, Class B	61,935	250,616
*	Swedish Orphan Biovitrum AB	165,240	4,543,520
	Synsam AB	167,219	912,245
	Systemair AB	226,796	2,193,457
	Tele2 AB, Class B	1,097,324	16,959,265
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	68,725	500,017
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	4,304,444	31,265,676
#	Telia Co. AB	5,401,056	19,074,965
	TF Bank AB	63,987	880,600
#Ω	Thule Group AB	149,348	4,223,823
	Trelleborg AB, Class B	288,337	10,476,662
	Troax Group AB	110,996	1,550,772
	Truecaller AB, Class B	694,935	3,471,395
	VBG Group AB, Class B	47,056	1,352,004
#*	Viaplay Group AB	170,328	15,560
	Vitec Software Group AB, Class B	79,319	3,075,001
	Vitrolife AB	194,187	2,853,566
	Volati AB	55,458	611,684
	Volvo AB (VOLVA SS), Class A	313,529	8,988,884
	Volvo AB (VOLVB SS), Class B	2,249,266	64,598,438
		Shares	Value»
SWEDEN — (Continued)
#*	Volvo Car AB, Class B	1,223,400	$2,339,648
#	Wallenstam AB, Class B	551,705	2,500,453
#	Wihlborgs Fastigheter AB	637,411	6,263,877
	XANO Industri AB, Class B	19,406	121,199
TOTAL SWEDEN			939,320,144
SWITZERLAND — (7.5%)
	ABB Ltd.	1,085,279	70,866,645
	Accelleron Industries AG (ACLN SW)	362,880	33,051,751
	Adecco Group AG	502,380	15,819,012
#	Alcon AG	742,255	65,032,759
	Allreal Holding AG	86,380	19,537,810
	ALSO Holding AG	30,812	9,306,123
*	ams-OSRAM AG	311,386	4,104,317
	APG SGA SA	4,094	1,142,392
	Arbonia AG	250,748	1,698,269
*	Aryzta AG	79,037	7,417,836
	Ascom Holding AG	114,173	576,585
	Autoneum Holding AG	14,565	2,583,979
	Avolta AG	338,055	17,573,297
	Baloise Holding AG	199,991	47,930,822
	Banque Cantonale de Geneve	5,095	1,508,705
#	Banque Cantonale Vaudoise	148,708	17,209,124
#	Barry Callebaut AG	5,933	7,225,198
*	Basilea Pharmaceutica Ag Allschwil	4,760	337,565
	Belimo Holding AG	16,687	19,419,126
	Bell Food Group AG	10,033	3,176,480
	Bellevue Group AG	28,309	272,634
	Berner Kantonalbank AG	13,673	4,273,944
	BKW AG	51,778	11,560,606
	Bossard Holding AG, Class A	34,927	7,402,277
	Bucher Industries AG	37,549	17,732,465
	Burckhardt Compression Holding AG	11,872	10,573,110
	Burkhalter Holding AG	20,144	3,622,478
	Bystronic AG	5,566	2,755,172
#	Calida Holding AG	1,925	33,960
	Carlo Gavazzi Holding AG	1,409	321,046
	Cembra Money Bank AG	141,182	15,844,885
	Cham Swiss Properties AG	10,654	300,169

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Chocoladefabriken Lindt & Spruengli AG	98	$14,329,780
*	Cicor Technologies Ltd.	10,061	2,493,847
	Cie Financiere Richemont SA, Class A	366,231	59,796,799
	Cie Financiere Tradition SA	6,037	1,747,694
#	Clariant AG	830,307	8,521,402
#	Coltene Holding AG	11,040	709,298
	COSMO Pharmaceuticals NV	17,002	1,219,652
	CPH Group AG	211	19,600
	Daetwyler Holding AG	21,591	3,845,230
	DKSH Holding AG	158,783	10,979,885
#*	DocMorris AG	11,876	111,206
	dormakaba Holding AG	13,958	13,474,002
	DSM-Firmenich AG	186,419	17,911,036
	EFG International AG	562,030	11,139,814
	Emmi AG	9,210	8,383,427
#	EMS-Chemie Holding AG	4,284	3,370,613
#*	Feintool International Holding AG	25,285	381,684
	Flughafen Zurich AG	106,450	30,001,504
	Forbo Holding AG	4,291	4,070,078
	Fundamenta Real Estate AG	4,346	95,193
	Galderma Group AG	39,664	6,112,941
Ω	Galenica AG	236,556	25,105,599
	Geberit AG	72,553	55,582,736
#	Georg Fischer AG	374,190	29,272,383
	Givaudan SA	4,713	19,701,975
#*	Gurit Holding AG, Class BR	13,895	257,471
	Helvetia Holding AG	205,277	49,365,312
	Hiag Immobilien Holding AG	6,354	845,036
	Holcim AG (HOLN SW)	798,920	63,713,806
	Huber & Suhner AG	84,965	11,345,029
	Implenia AG	51,747	3,483,058
	Inficon Holding AG	79,750	9,596,001
	Interroll Holding AG	2,119	5,967,037
	Intershop Holding AG	18,712	3,463,816
	Investis Holding SA	6,553	1,012,827
	Julius Baer Group Ltd.	481,122	32,554,767
	Jungfraubahn Holding AG	11,063	2,760,182
	Kardex Holding AG	21,021	8,094,494
#*	Komax Holding AG	12,653	1,731,917
*	Kudelski SA	172,373	318,016
		Shares	Value»
SWITZERLAND — (Continued)
	Kuehne & Nagel International AG	76,515	$15,599,793
	Landis & Gyr Group AG	103,355	8,439,382
	Lastminute.com NV	497	9,901
*	LEM Holding SA	2,269	1,844,389
	Liechtensteinische Landesbank AG	46,137	4,931,922
#	Logitech International SA (LOGI US)	46,827	4,349,292
	Logitech International SA (LOGN SW)	123,141	11,418,477
	Lonza Group AG	75,578	52,675,514
	Luzerner Kantonalbank AG	55,160	4,976,030
Ω	Medacta Group SA	15,959	2,894,633
Ω	Medmix AG	77,842	1,137,730
#	Meier Tobler Group AG	19,650	879,593
	Metall Zug AG, Class B	871	1,069,796
	Mikron Holding AG	51,620	1,162,725
#	Mobilezone Holding AG	167,487	2,336,326
	Mobimo Holding AG	43,511	17,041,224
*Ω	Montana Aerospace AG	4,163	144,997
	Naturenergie Holding AG	17,137	697,214
	Nestle SA	2,330,257	203,611,014
	Novartis AG (NOVN SW)	119,002	13,552,786
#	Novartis AG (NVS US), Sponsored ADR	2,448,400	278,481,016
	Novavest Real Estate AG	1,797	87,570
	OC Oerlikon Corp. AG Pfaffikon	716,018	3,498,151
	Orell Fuessli AG	613	79,143
#*	Orior AG	20,964	315,744
	Partners Group Holding AG	40,872	54,944,087
*	Peach Property Group AG	2,672	19,220
	Phoenix Mecano AG	1,820	1,028,775
	Plazza AG, Class A	2,787	1,366,564
	PSP Swiss Property AG	143,815	24,400,275
#	Rieter Holding AG	9,683	738,362
	Roche Holding AG (RO SW)	29,069	9,660,648
	Roche Holding AG (ROG SW)	607,318	189,527,567
	Romande Energie Holding SA	15,686	801,843

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Sandoz Group AG (SDZ SW)	771,685	$44,131,786
	Sandoz Group AG (SDZNY US), ADR	324,425	18,495,481
*	Santhera Pharmaceuticals Holding AG	6,025	109,736
	Schindler Holding AG	29,498	10,345,812
	Schweiter Technologies AG	4,064	1,876,098
	SFS Group AG	83,309	10,765,683
	SGS SA	353,954	35,966,456
	Siegfried Holding AG	219,180	24,505,679
#	SIG Group AG	1,027,434	16,622,620
	Sika AG	109,912	25,936,981
	SKAN Group AG	13,714	1,257,696
	Softwareone Holding AG	232,082	1,894,120
	Sonova Holding AG	67,226	18,299,452
	St. Galler Kantonalbank AG	11,578	7,064,452
#	Stadler Rail AG	96,927	2,561,458
#	StarragTornos Group AG	2,262	95,131
	Straumann Holding AG	67,656	8,243,197
	Sulzer AG	108,989	20,970,668
#	Swatch Group AG (UHR SW)	61,152	10,815,172
#	Swatch Group AG (UHRN SW)	120,865	4,402,306
	Swiss Life Holding AG	51,237	53,071,159
	Swiss Prime Site AG	374,950	51,858,849
	Swiss Re AG	526,787	94,295,588
#	Swisscom AG	56,873	39,517,312
	Swissquote Group Holding SA	55,101	36,611,613
	Tecan Group AG	986	195,220
	Temenos AG	155,288	13,889,679
	Thurgauer Kantonalbank	1,440	274,337
	TX Group AG	11,555	3,141,525
*	u-blox Holding AG	24,187	3,011,817
#*	UBS Group AG (UBS US)	757,484	28,276,897
	UBS Group AG (UBSG SW)	1,737,119	64,558,310
	Valiant Holding AG	84,566	13,310,495
#	Varia U.S. Properties AG	3,801	93,821
Ω	VAT Group AG	23,753	8,318,030
	Vaudoise Assurances Holding SA	4,301	3,319,496
	Vetropack Holding AG	41,291	1,523,039
	Vontobel Holding AG	153,475	11,190,468
	VP Bank AG, Class A	14,982	1,430,574
	VZ Holding AG	43,161	9,134,989
		Shares	Value»
SWITZERLAND — (Continued)
	V-ZUG Holding AG	7,088	$454,342
	Walliser Kantonalbank	3,138	486,815
	Warteck Invest AG	347	848,142
	Ypsomed Holding AG	9,812	4,694,621
	Zehnder Group AG	47,747	4,206,811
	Zug Estates Holding AG, Class B	466	1,228,078
	Zuger Kantonalbank	230	2,421,470
	Zurich Insurance Group AG	107,485	73,316,184
TOTAL SWITZERLAND			2,645,858,056
UNITED KINGDOM — (11.8%)
	3i Group PLC	1,001,955	54,748,942
	4imprint Group PLC	97,916	4,637,952
	Aberdeen Group PLC	6,458,378	17,041,949
*	Accesso Technology Group PLC	9,570	56,566
*	Accsys Technologies PLC	6,992	5,685
	Admiral Group PLC	505,921	22,805,137
#	Advanced Medical Solutions Group PLC	138,403	371,367
	AG Barr PLC	294,964	2,679,533
Ω	Airtel Africa PLC	3,878,871	10,441,800
	AJ Bell PLC	1,112,158	7,876,928
Ω	Alfa Financial Software Holdings PLC	416,528	1,257,223
	Anglo American PLC	1,170,502	32,935,693
	Anglo-Eastern Plantations PLC	46,081	540,830
	Antofagasta PLC	262,634	6,476,976
*	AO World PLC	363,568	445,987
	Ashmore Group PLC	1,102,300	2,540,537
	Ashtead Group PLC	726,910	48,565,812
#	Ashtead Technology Holdings PLC	23,057	101,915
#*	ASOS PLC	121,670	497,845
	Associated British Foods PLC	484,861	14,039,386
#*Ω	Aston Martin Lagonda Global Holdings PLC	190,346	175,083
	AstraZeneca PLC (AZN LN)	241,813	35,278,494
	AstraZeneca PLC (AZN US), Sponsored ADR	1,820,892	133,088,996
	Atalaya Mining Copper SA	164,093	989,018
*	Auction Technology Group PLC	62,083	403,090
Ω	Auto Trader Group PLC	1,779,825	19,648,894

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Aviva PLC	4,654,765	$39,770,328
	Avon Technologies PLC	60,103	1,676,589
	B&M European Value Retail SA	3,177,684	9,392,822
	Babcock International Group PLC	2,465,972	33,809,280
	BAE Systems PLC	893,626	21,322,467
Ω	Bakkavor Group PLC	792,402	2,453,130
	Balfour Beatty PLC	2,021,799	14,448,775
	Barclays PLC (BARC LN)	8,137,027	39,773,936
	Barclays PLC (BCS US), Sponsored ADR	896,402	17,587,407
	Barratt Redrow PLC	5,074,457	24,988,910
	Beazley PLC	2,551,786	30,066,984
#	Begbies Traynor Group PLC	60,562	95,859
	Bellway PLC	540,371	17,685,252
	Berkeley Group Holdings PLC	286,809	13,793,157
	Bloomsbury Publishing PLC	233,399	1,472,302
	Bodycote PLC	659,871	5,538,613
#*	boohoo Group PLC	1,788,396	409,657
	BP PLC (BP LN)	10,974,429	58,826,011
	BP PLC (BP US), Sponsored ADR	2,852,967	91,722,889
#	Braemar PLC	71,897	237,793
	Breedon Group PLC	529,883	2,525,985
	Brickability Group PLC	41,082	33,797
Ω	Bridgepoint Group PLC	68,260	294,285
	British American Tobacco PLC (BATS LN)	1,241,472	66,514,750
	British American Tobacco PLC (BTI US), Sponsored ADR	47,984	2,575,781
	Brooks Macdonald Group PLC	4,885	116,452
	BT Group PLC	24,133,724	65,910,080
	Bunzl PLC	390,599	11,591,986
*	Burberry Group PLC	325,920	5,528,543
	Burford Capital Ltd.	586,291	7,437,805
	Bytes Technology Group PLC (BYIT LN)	747,809	3,608,253
	C&C Group PLC	1,292,976	3,021,011
*	Capita PLC	62,462	249,297
	Capital Ltd.	157,962	196,446
*	Capricorn Energy PLC	500,617	1,498,441
	Card Factory PLC	1,163,065	1,565,530
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Carnival PLC (CCL LN)	47,585	$1,294,833
*	Carnival PLC (CUK US), ADR	144,902	3,941,334
	Carr's Group PLC	28,408	54,194
	Castings PLC	62,771	237,168
	Central Asia Metals PLC	551,192	1,065,453
	Centrica PLC	17,440,200	37,910,680
	Chemring Group PLC	807,172	5,845,616
#	Chesnara PLC	835,439	2,907,687
	Clarkson PLC	86,620	3,944,179
*	Close Brothers Group PLC	799,371	4,248,302
Ω	CMC Markets PLC	479,654	1,437,710
	Coats Group PLC	4,744,436	4,627,517
	Coca-Cola HBC AG	235,914	12,260,967
	Cohort PLC	7,325	140,795
	Compass Group PLC	1,127,082	39,605,050
	Computacenter PLC	316,441	9,563,876
	Conduit Holdings Ltd.	24,435	98,279
Ω	ConvaTec Group PLC	2,642,380	8,141,238
	Costain Group PLC	529,355	1,145,600
	Cranswick PLC	172,790	12,101,007
	Crest Nicholson Holdings PLC	1,230,629	2,962,022
	Croda International PLC	43,840	1,508,862
*	Currys PLC	8,430,378	12,545,070
	CVS Group PLC	213,331	3,453,499
	DCC PLC	255,727	16,016,445
*	DFS Furniture PLC	670,672	1,414,053
	Diageo PLC (DEO US), Sponsored ADR	164,254	16,088,679
	Diageo PLC (DGE LN)	319,548	7,745,059
#*	Dialight PLC	9,411	25,643
	Diploma PLC	150,850	10,678,659
	DiscoverIE Group PLC	188,017	1,713,227
#	Diversified Energy Co. PLC (DEC LN)	36,210	543,123
	Domino's Pizza Group PLC	1,100,657	3,484,019
#	dotdigital group PLC	452,142	431,372
	Dowlais Group PLC	3,540,183	3,270,972
	Dr. Martens PLC	423,733	451,998
	Drax Group PLC	1,827,637	17,069,292
	Dunelm Group PLC	559,440	8,974,194
††	Dyson Group PLC	3,999	116
	easyJet PLC	866,636	5,619,494
	Ecora Resources PLC	1,342,836	1,207,929
*	EKF Diagnostics Holdings PLC	38,270	15,590
	Elementis PLC	1,731,873	3,962,964
#	Energean PLC	536,586	6,475,643

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	EnQuest PLC	8,063,485	$1,476,010
	Entain PLC	629,385	8,451,830
	Epwin Group PLC	9,451	11,862
	Essentra PLC	903,893	1,247,424
*	Evoke PLC	28,693	26,699
	Experian PLC	1,019,556	53,721,147
	FDM Group Holdings PLC	252,322	404,716
	Firstgroup PLC	3,204,141	9,533,234
	Foresight Group Holdings Ltd.	130,502	796,144
Ω	Forterra PLC	481,021	1,275,434
	Foxtons Group PLC	778,154	600,997
*	Frasers Group PLC	418,277	3,787,081
	Fresnillo PLC	651,839	12,019,049
	Fuller Smith & Turner PLC, Class A	109,252	850,671
*Ω	Funding Circle Holdings PLC	65,068	115,867
	Future PLC	140,310	1,312,263
	Galliford Try Holdings PLC	477,687	2,755,529
	Games Workshop Group PLC	121,804	26,097,985
*	Gaming Realms PLC	208,628	148,307
	Gamma Communications PLC	214,267	3,075,099
	GB Group PLC	274,911	846,973
*	Genel Energy PLC	780,232	626,424
	Genuit Group PLC	1,001,006	5,141,676
*	Georgia Capital PLC	189,316	5,309,000
	Glencore PLC	7,357,053	29,526,220
	Gooch & Housego PLC	23,082	184,349
	Goodwin PLC	896	100,244
	Grafton Group PLC, CDI	690,190	8,091,333
	Grainger PLC	2,541,539	6,871,238
	Greencore Group PLC	1,957,577	6,646,404
	Greggs PLC	503,661	10,473,372
*	Griffin Mining Ltd.	21,704	52,765
	GSK PLC (GSK LN)	2,490,547	45,811,076
#	GSK PLC (GSK US), Sponsored ADR	665,109	24,708,814
	Gulf Keystone Petroleum Ltd.	1,348,240	2,921,551
*	Gulf Marine Services PLC	321,392	87,121
*Ω	Gym Group PLC	478,207	927,746
	H&T Group PLC	17,925	152,960
	Haleon PLC (HLN LN)	7,756,915	36,385,114
	Halfords Group PLC	837,098	1,587,163
	Halma PLC	201,658	8,628,643
	Harbour Energy PLC	1,659,757	4,365,056
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hargreaves Services PLC	29,274	$287,538
	Harworth Group PLC	157,367	391,916
	Hays PLC	4,729,927	3,975,965
*	Headlam Group PLC	227,984	247,074
	Helical PLC	1,385,487	4,138,019
*	Helios Towers PLC	1,829,728	2,868,068
	Henry Boot PLC	347,452	1,053,063
	Hikma Pharmaceuticals PLC	321,852	8,318,988
	Hill & Smith PLC	268,141	7,216,944
	Hilton Food Group PLC	220,102	2,467,719
	Hiscox Ltd.	1,226,594	20,883,101
	Hochschild Mining PLC	1,498,227	5,506,091
	Hollywood Bowl Group PLC	539,969	1,752,887
*Ω	Hostelworld Group PLC	135,705	210,446
	Howden Joinery Group PLC	2,111,292	24,441,515
	HSBC Holdings PLC (HSBA LN)	1,656,655	20,182,979
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,346,362	143,831,991
	Hunting PLC	667,675	2,771,227
Ω	Ibstock PLC	811,067	1,605,569
	ICG PLC	463,427	13,269,092
#	IDOX PLC	178,554	146,080
	IG Group Holdings PLC	1,429,024	21,279,325
	IMI PLC	1,060,808	30,991,423
	Impax Asset Management Group PLC	156,932	409,939
	Imperial Brands PLC	1,665,881	64,935,010
	Inchcape PLC	1,874,167	17,345,149
*	Indivior PLC	243,730	4,923,346
	Informa PLC	1,982,747	22,672,787
	IntegraFin Holdings PLC	556,589	2,635,172
	InterContinental Hotels Group PLC (IHG LN)	102,390	11,778,902
#	InterContinental Hotels Group PLC (IHG US), ADR	70,112	8,144,222
	International Consolidated Airlines Group SA	937,841	4,686,007
	International Personal Finance PLC	1,369,001	3,812,971

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	International Workplace Group PLC	2,858,328	$8,339,807
	Intertek Group PLC	319,681	20,785,652
	Investec PLC	1,993,381	14,744,753
#	iomart Group PLC	74,425	22,601
*	IP Group PLC	2,903,548	2,143,743
#*	IQE PLC	1,127,628	142,540
	Ithaca Energy PLC	12,299	28,246
	ITV PLC	8,748,113	9,488,996
	J D Wetherspoon PLC	440,969	4,370,584
	J Sainsbury PLC	5,959,262	23,828,658
*	James Fisher & Sons PLC	181,811	887,506
#	James Halstead PLC	99,511	193,091
	JD Sports Fashion PLC	5,790,094	6,499,301
	JET2 PLC	172,775	3,700,725
#*	John Wood Group PLC	3,147,101	766,407
	Johnson Matthey PLC	398,136	9,276,880
	Johnson Service Group PLC	757,933	1,411,026
	Jupiter Fund Management PLC	1,871,904	3,182,261
	Just Group PLC	5,066,110	14,089,343
	Kainos Group PLC	179,341	1,749,893
	Keller Group PLC	550,033	9,607,137
	Kier Group PLC	1,152,737	3,013,374
	Kingfisher PLC	6,359,558	22,613,338
	Kitwave Group PLC	101,030	326,601
#	Knights Group Holdings PLC	59,372	134,613
	Lancashire Holdings Ltd.	981,933	8,108,421
	Legal & General Group PLC	7,877,170	26,648,978
	Lion Finance Group PLC	237,307	23,791,027
	Liontrust Asset Management PLC	85,264	400,171
	Lloyds Banking Group PLC (LLOY LN)	65,713,474	67,385,724
#	London Investment Group PLC	17,231	80,848
	London Stock Exchange Group PLC	77,078	9,395,465
	LSL Property Services PLC	143,526	562,249
Ω	Luceco PLC	168,005	283,876
#	M&C Saatchi PLC	41,806	101,267
	M&G PLC	5,775,534	19,878,780
	Macfarlane Group PLC	248,152	324,998
		Shares	Value»
UNITED KINGDOM — (Continued)
	Man Group PLC	4,665,938	$10,133,216
	Marks & Spencer Group PLC	9,032,965	41,484,694
	Marshalls PLC	755,861	2,062,429
*	Marston's PLC	3,117,144	1,762,110
*	McBride PLC	868,504	1,424,835
	Me Group International PLC	1,190,095	3,487,227
	Mears Group PLC	813,187	4,183,413
	Melrose Industries PLC	1,345,700	9,085,667
*	Metro Bank Holdings PLC	38,908	66,209
#	Midwich Group PLC	33,747	101,824
*	Mitchells & Butlers PLC	1,846,163	6,728,167
	Mitie Group PLC	5,748,755	10,659,783
	MJ Gleeson PLC	127,277	606,962
*	Mobico Group PLC	2,220,990	1,062,648
	Mondi PLC	1,109,696	15,001,133
	MONY Group PLC	2,055,600	5,438,677
	Moonpig Group PLC	413,960	1,170,144
	Morgan Advanced Materials PLC	1,102,872	3,374,207
	Morgan Sindall Group PLC	204,478	12,405,510
	Mortgage Advice Bureau Holdings Ltd.	20,894	222,769
	MP Evans Group PLC	28,366	497,636
*	Naked Wines PLC	97,535	99,281
	National Grid PLC (NG LN)	924,810	12,995,494
#	National Grid PLC (NGG US), Sponsored ADR	273,261	19,234,842
	NatWest Group PLC (NWG LN)	8,042,886	55,830,303
	NatWest Group PLC (NWG US), Sponsored ADR	386,878	5,408,554
	NCC Group PLC	468,191	928,806
	Next 15 Group PLC	163,792	606,732
	Next PLC	204,305	33,162,988
	Ninety One PLC	1,396,394	3,460,576
	Norcros PLC	142,393	549,865
*	Ocado Group PLC	632,341	2,620,781
Ω	On the Beach Group PLC	293,916	1,046,251
	OSB Group PLC	1,837,819	13,443,170
	Oxford Instruments PLC	182,304	4,357,839
*	Oxford Nanopore Technologies PLC	19,238	51,567
	Pagegroup PLC	1,441,666	5,042,590

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pan African Resources PLC	6,504,004	$4,565,987
*	Pantheon Resources PLC	121,086	36,160
	Paragon Banking Group PLC	1,246,947	14,870,440
	PayPoint PLC	235,215	2,249,548
#	Pearson PLC (PSO US), Sponsored ADR	349,430	4,972,389
	Pearson PLC (PSON LN)	619,045	8,753,885
	Pennon Group PLC	1,175,782	7,767,706
	Persimmon PLC	1,073,066	16,180,480
	Pets at Home Group PLC	1,450,256	4,368,505
	Pharos Energy PLC	1,698,141	487,844
	Phoenix Group Holdings PLC	1,046,607	9,152,651
*	Phoenix Spree Deutschland Ltd.	41,692	89,362
*	Pinewood Technologies Group PLC	289,073	1,841,683
	Playtech PLC	805,012	4,225,483
	Plus500 Ltd.	368,194	16,341,036
	Polar Capital Holdings PLC	272,759	1,707,402
	Pollen Street Group Ltd.	1,657	18,470
	Porvair PLC	11,959	116,598
	PPHE Hotel Group Ltd.	32,501	699,231
	Premier Foods PLC	4,477,015	11,378,285
	Prudential PLC (PRU LN)	1,203,112	15,262,891
#	Prudential PLC (PUK US), ADR	344,958	8,803,328
#*	PureTech Health PLC (PRTC LN)	245,633	463,482
*	PureTech Health PLC (PRTC US), ADR	137	2,643
	PZ Cussons PLC	499,999	463,030
	QinetiQ Group PLC	1,754,089	11,499,972
Ω	Quilter PLC	4,481,342	10,013,422
	Rank Group PLC	497,052	1,027,377
	Rathbones Group PLC	149,224	3,761,952
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,389,226	2,192,964
	Reckitt Benckiser Group PLC	841,578	63,072,702
#	Record PLC	193,593	142,764
	RELX PLC (REL LN)	596,581	30,998,990
		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX PLC (RELX US), Sponsored ADR	366,786	$19,032,522
	RELX PLC (REN NA)	437,454	22,717,614
	Renew Holdings PLC	113,340	1,265,658
	Renold PLC	105,020	111,239
	Rentokil Initial PLC	1,779,367	8,876,273
	Rentokil Initial PLC, Sponsored ADR	49,587	1,228,270
	RHI Magnesita NV	9,135	287,612
	Ricardo PLC	130,371	738,033
	Rightmove PLC	2,559,240	27,618,007
	Rio Tinto PLC (RIO LN)	584,468	34,810,554
	Rio Tinto PLC (RIO US), Sponsored ADR	733,757	43,856,656
	Robert Walters PLC	191,734	362,665
*	Rockhopper Exploration PLC	174,882	178,829
	Rolls-Royce Holdings PLC	6,048,245	85,842,564
	Rotork PLC	2,452,946	10,521,195
	RS Group PLC	1,026,735	7,555,697
	RWS Holdings PLC	723,800	855,681
	S&U PLC	7,432	177,930
#	S4 Capital PLC	442,489	139,680
Ω	Sabre Insurance Group PLC	337,168	679,156
*	Saga PLC	671,225	1,584,271
	Sage Group PLC	1,091,186	17,520,788
*	Savannah Energy PLC	547,478	52,058
	Savills PLC	614,348	7,926,991
	Schroders PLC	1,417,232	7,284,779
	Secure Trust Bank PLC	12,403	163,675
	Senior PLC	1,066,848	2,842,956
	Serco Group PLC	4,676,711	12,886,499
	Serica Energy PLC	311,614	692,617
	Severfield PLC	923,662	389,086
	Severn Trent PLC	399,245	14,000,448
	Shell PLC (SHEL LN)	1,472,115	52,897,659
	Shell PLC (SHEL US), ADR	4,241,505	306,279,014
*	SIG PLC	2,670,486	499,279
*	Sigmaroc PLC	58,938	89,533
	Smith & Nephew PLC (SN LN)	593,708	9,073,607
#	Smith & Nephew PLC (SNN US), Sponsored ADR	38,117	1,164,856
	Smiths Group PLC	411,883	12,758,558
	Smiths News PLC	531,912	388,247
	Softcat PLC	570,660	12,273,696
#*	SolGold PLC	1,562,673	205,508
	Spectris PLC	150,709	7,913,686
	Speedy Hire PLC	2,107,284	880,536

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Spirax Group PLC	62,656	$5,236,061
Ω	Spire Healthcare Group PLC	1,328,805	3,804,651
*	Spirent Communications PLC	1,731,946	4,453,229
	SSE PLC	1,521,701	37,300,283
	SSP Group PLC	2,256,670	5,071,453
	St. James's Place PLC	1,363,039	23,459,088
	Standard Chartered PLC	3,584,275	64,255,150
	SThree PLC	379,325	1,057,964
*	Strix Group PLC	234,787	130,439
*††	Studio Retail Group PLC	86,255	0
	STV Group PLC	69,518	115,681
*	Synthomer PLC	531,665	574,303
	Tate & Lyle PLC	955,229	6,744,631
	Tatton Asset Management PLC	4,130	39,778
	Taylor Wimpey PLC	10,905,090	14,672,631
	TBC Bank Group PLC	89,366	5,712,173
#	Team Internet Group PLC	376,051	295,560
	Telecom Plus PLC	271,797	6,621,809
	Tesco PLC	13,419,289	75,395,211
#*	THG PLC	2,092,250	834,158
	Topps Tiles PLC	715,882	342,691
	TP ICAP Group PLC	5,587,570	22,555,843
*Ω	Trainline PLC	701,224	2,518,019
	Travis Perkins PLC	770,209	5,518,171
	Treatt PLC	19,168	51,037
	Trifast PLC	589,200	646,255
	TT Electronics PLC	903,503	1,158,726
#*	Tullow Oil PLC	2,592,931	489,111
#	Unilever PLC (UL US), Sponsored ADR	551,057	32,198,261
	Unilever PLC (ULVR LN)	253,281	14,695,477
	Unilever PLC (UNA NA)	796,683	46,569,783
	United Utilities Group PLC	1,001,218	14,946,032
*	Vanquis Banking Group PLC	810,275	1,052,453
	Vertu Motors PLC	1,018,006	814,695
	Vesuvius PLC	1,215,302	5,702,365
	Victorian Plumbing Group PLC	21,312	20,927
	Victrex PLC	145,967	1,321,446
*	Videndum PLC	77,752	113,427
*	Vistry Group PLC	1,148,029	8,798,526
	Vodafone Group PLC (VOD LN)	22,638,251	24,544,317
#	Volex PLC	213,565	1,047,882
		Shares	Value»
UNITED KINGDOM — (Continued)
	Volution Group PLC	405,026	$3,590,339
	Vp PLC	17,348	137,159
*Ω	Watches of Switzerland Group PLC	560,231	2,576,559
*	Watkin Jones PLC	462,728	158,116
	Weir Group PLC	346,643	12,177,877
	WH Smith PLC	476,538	6,432,477
	Whitbread PLC	485,000	19,482,828
	Wickes Group PLC	1,232,180	3,597,730
	Wilmington PLC	153,206	686,462
*	Wise PLC, Class A	219,013	2,925,790
	WPP PLC (WPP LN)	430,273	2,329,665
#	WPP PLC (WPP US), Sponsored ADR	171,226	4,636,800
*	Xaar PLC	211,992	346,914
	XPS Pensions Group PLC	140,532	686,897
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	60,173	717,177
	Young & Co.'s Brewery PLC (YNGN LN)	13,419	109,785
	Zigup PLC	1,168,713	5,172,776
	Zotefoams PLC	30,144	110,416
TOTAL UNITED KINGDOM			4,186,970,852
UNITED STATES — (0.3%)
*	ADTRAN Holdings, Inc.	116,863	1,088,801
*	Amrize Ltd.	798,920	40,386,156
#*	Flutter Entertainment PLC	62,268	18,858,744
*	Gran Tierra Energy, Inc. (GTE CN)	168,240	754,019
	International Paper Co.	675,572	33,523,606
*	James Hardie Industries PLC	38,440	997,134
	Smurfit WestRock PLC	38,073	1,689,680
TOTAL UNITED STATES			97,298,140
TOTAL COMMON STOCKS			34,053,933,723
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 5.636%	100,683	8,802,251
#Ω	Dr. Ing hc F Porsche AG, 5.184%	111,824	5,670,199

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Draegerwerk AG & Co. KGaA, 2.896%	41,380	$3,301,623
	Einhell Germany AG, 2.038%	9,919	841,987
	FUCHS SE, 2.921%	267,030	12,219,364
	Henkel AG & Co. KGaA, 3.029%	255,824	19,713,566
	Jungheinrich AG, 2.380%	250,846	9,616,959
	Porsche Automobil Holding SE, 5.422%	370,147	14,855,509
#	Sartorius AG, 0.398%	17,957	3,823,974
	Sixt SE, 4.466%	89,513	6,242,509
	STO SE & Co. KGaA, 2.674%	8,387	1,194,110
	Villeroy & Boch AG, 5.263%	60,312	1,171,725
	Volkswagen AG, 6.912%	477,294	49,908,583
TOTAL GERMANY			137,362,359
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	10,752	0
*	Silver Mines Ltd. Warrants 06/17/26	28,100	188
TOTAL AUSTRALIA			188
		Shares	Value»

CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	$0
HONG KONG — (0.0%)
*	CSI Properties Ltd. Warrants 04/07/2027	1,451,210	3,789
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	66,474	0
TOTAL RIGHTS/WARRANTS			3,977
TOTAL INVESTMENT SECURITIES (Cost $22,051,697,206)			34,191,300,059

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§	The DFA Short Term Investment Fund	101,999,370	1,179,826,716
TOTAL INVESTMENTS — (100.0%)
(Cost $23,231,449,723)^^			$35,371,126,775
As of July 31, 2025, International Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	959	09/19/25	$295,554,850	$305,645,288	$10,090,438
Total Futures Contracts			$295,554,850	$305,645,288	$10,090,438
As of July 31, 2025, the value of Rule 144A securities amounted to $604,701,400 or 1.7% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$72,237,847	$2,020,740,303	$11,871	$2,092,990,021
Austria	—	206,511,133	—	206,511,133

International Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Belgium	$6,587,982	$392,932,813	—	$399,520,795
Canada	3,905,639,380	9,005,108	$6,172	3,914,650,660
China	22,718,095	84,951	—	22,803,046
Denmark	43,719,463	730,017,872	—	773,737,335
Finland	10,182,970	571,271,494	—	581,454,464
France	20,118,673	2,587,817,059	—	2,607,935,732
Germany	53,301,113	2,731,083,156	—	2,784,384,269
Hong Kong	—	581,802,783	124,665	581,927,448
Ireland	—	179,799,034	—	179,799,034
Israel	20,484,532	388,553,896	—	409,038,428
Italy	8,050,881	1,162,732,382	—	1,170,783,263
Japan	127,995,997	7,316,346,427	—	7,444,342,424
Netherlands	183,568,212	951,931,518	—	1,135,499,730
New Zealand	257,243	94,490,359	—	94,747,602
Norway	1,105,466	259,493,337	703,701	261,302,504
Portugal	310,856	125,683,472	—	125,994,328
Singapore	233,946	399,650,860	—	399,884,806
South Africa	5,327,675	—	—	5,327,675
Spain	34,456,229	957,393,666	1,939	991,851,834
Sweden	397,702	938,922,442	—	939,320,144
Switzerland	358,691,226	2,287,166,830	—	2,645,858,056
United Kingdom	888,508,248	3,298,462,488	116	4,186,970,852
United States	43,826,989	53,471,151	—	97,298,140
Preferred Stocks
Germany	—	137,362,359	—	137,362,359
Rights/Warrants
Australia	—	188	—	188
Hong Kong	—	3,789	—	3,789
Securities Lending Collateral	—	1,179,826,716	—	1,179,826,716
Total Investments in Securities	$5,807,720,725	$29,562,557,586	$848,464˂˃	$35,371,126,775
Financial Instruments
Assets
Futures Contracts**	10,090,438	—	—	10,090,438
Total Financial Instruments	$10,090,438	—	—	$10,090,438
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (98.4%)
The Continental Small Company Series	$5,715,362,819
The Japanese Small Company Series	2,894,919,127
The United Kingdom Small Company Series	1,677,027,519
The Canadian Small Company Series	1,588,948,738
The Asia Pacific Small Company Series	1,255,639,758
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,131,897,961

	Shares
TEMPORARY CASH INVESTMENTS — (1.6%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $214,435,194)	214,435,194	214,435,194
TOTAL INVESTMENTS — (100.0%) (Cost $9,935,661,457)^^		$13,346,333,155
As of July 31, 2025, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	657	09/19/25	$208,410,793	$209,394,113	$983,320
Total Futures Contracts			$208,410,793	$209,394,113	$983,320
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$13,131,897,961	—	—	$13,131,897,961
Temporary Cash Investments	214,435,194	—	—	214,435,194
Total Investments in Securities	$13,346,333,155	—	—	$13,346,333,155
Financial Instruments
Assets
Futures Contracts**	983,320	—	—	983,320
Total Financial Instruments	$983,320	—	—	$983,320
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (63.1%)
U.S. Small Cap Portfolio	1,388,228	$67,565,072
INTERNATIONAL EQUITIES — (36.9%)
The Emerging Markets Small Cap Series		12,365,980
The Continental Small Company Series		11,693,308
The Japanese Small Company Series		6,012,193
The United Kingdom Small Company Series		3,574,146
The Canadian Small Company Series		3,335,132
The Asia Pacific Small Company Series		2,598,118
TOTAL INTERNATIONAL EQUITIES		39,578,877
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $79,075,847)^^		$107,143,949
Summary of the Portfolio’s investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$107,143,949	—	—	$107,143,949
Total Investments in Securities	$107,143,949	—	—	$107,143,949

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Japanese Small Company Series	$223,961,168
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$223,961,168
Summary of the Portfolio's Master Fund's investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Asia Pacific Small Company Series	$161,955,594
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$161,955,594
Summary of the Portfolio's Master Fund's investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The United Kingdom Small Company Series	$22,889,047
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$22,889,047
Summary of the Portfolio's Master Fund's investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Continental Small Company Series	$115,457,992
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$115,457,992
Summary of the Portfolio's Master Fund's investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (23.8%)
	Abacus Group	3,249,765	$2,510,228
	Abacus Storage King	4,129,868	4,233,992
	Arena REIT	3,078,779	7,244,400
	Aspen Group Ltd.	1,420,251	3,596,060
	BWP Trust	4,003,921	9,211,768
	Carindale Property Trust	259,419	844,670
	Centuria Capital Group	4,491,239	5,313,795
	Centuria Industrial REIT	3,922,280	7,982,780
#	Centuria Office REIT	2,882,256	2,346,361
	Charter Hall Group	3,365,356	43,357,103
#	Charter Hall Long Wale REIT	4,530,490	12,020,301
	Charter Hall Retail REIT	3,737,180	9,288,565
	Charter Hall Social Infrastructure REIT	2,396,939	4,554,003
#	Cromwell Property Group	12,211,596	3,247,020
	Dexus	7,125,847	32,170,395
#	Dexus Convenience Retail REIT	662,789	1,264,271
	Dexus Industria REIT	2,211,485	3,983,023
	Elanor Commercial Property Fund	54,174	22,968
*††	Elanor Investor Group	67,755	6,706
	Garda Property Group	323,917	266,289
	GDI Property Group Partnership	5,726,672	2,476,934
	Goodman Group	13,483,179	301,463,212
	GPT Group	12,981,540	42,288,754
	Growthpoint Properties Australia Ltd.	1,947,528	3,056,696
#	HealthCo REIT	1,618,897	812,509
	HMC Capital Ltd.	686,631	1,563,600
	HomeCo Daily Needs REIT	12,868,503	10,578,266
	Ingenia Communities Group	2,784,753	9,359,987
	Mirvac Group	26,740,524	38,367,019
	National Storage REIT	9,081,719	13,925,547
	RAM Essential Services Property Fund	256,488	97,113
	Region Group	8,410,510	12,586,905
	Scentre Group	37,292,332	89,249,456
	Stockland	17,261,131	61,195,634
		Shares	Value»
AUSTRALIA — (Continued)
#	Vicinity Ltd.	27,257,778	$42,917,341
	Waypoint REIT Ltd.	4,388,238	7,076,564
TOTAL AUSTRALIA			790,480,235
BELGIUM — (3.7%)
	Aedifica SA	336,288	24,746,748
	Ascencio	37,135	2,095,293
	Care Property Invest NV	271,410	3,831,730
	Cofinimmo SA	269,646	23,405,909
	Home Invest Belgium SA	47,758	1,063,479
	Montea NV	130,015	9,679,551
#*	Nextensa SA	29,939	1,420,899
	Retail Estates NV	110,858	8,236,315
	Shurgard Self Storage Ltd.	68,323	2,711,212
	Vastned NV	112,194	3,793,223
	Warehouses De Pauw CVA	1,325,720	30,937,206
	Wereldhave Belgium Comm VA	40,706	2,496,911
	Xior Student Housing NV	256,456	9,050,363
TOTAL BELGIUM			123,468,839
CANADA — (4.1%)
#	Allied Properties Real Estate Investment Trust	392,630	4,902,208
#	Artis Real Estate Investment Trust	344,916	1,854,521
	Automotive Properties Real Estate Investment Trust	132,420	1,075,148
	Boardwalk Real Estate Investment Trust	163,076	8,409,195
	BSR Real Estate Investment Trust	187,682	2,346,025
	BTB Real Estate Investment Trust	304,909	801,002
	Canadian Apartment Properties REIT	544,101	17,376,205
#	Choice Properties Real Estate Investment Trust	1,086,985	11,131,872
#	Crombie Real Estate Investment Trust	360,697	3,743,377
#	CT Real Estate Investment Trust	338,976	3,772,380

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Dream Industrial Real Estate Investment Trust	898,794	$7,472,652
#	Dream Office Real Estate Investment Trust	58,515	704,826
	European Residential Real Estate Investment Trust	288,742	533,472
	Firm Capital Property Trust	56,600	246,318
#	First Capital Real Estate Investment Trust	714,488	9,585,979
#	Granite Real Estate Investment Trust	212,301	11,198,816
#	H&R Real Estate Investment Trust	865,297	7,237,872
#	InterRent Real Estate Investment Trust	266,811	2,551,419
#	Killam Apartment Real Estate Investment Trust	366,453	4,845,135
#Ω	Minto Apartment Real Estate Investment Trust	117,250	1,184,685
	Morguard North American Residential Real Estate Investment Trust	136,598	1,785,356
#	Morguard Real Estate Investment Trust	337,356	1,375,622
	Nexus Industrial REIT	194,665	1,066,330
#	Northwest Healthcare Properties Real Estate Investment Trust	740,767	2,534,090
	Plaza Retail REIT	416,723	1,251,131
	Primaris Real Estate Investment Trust	321,680	3,424,346
	PRO Real Estate Investment Trust	202,782	841,510
#	RioCan Real Estate Investment Trust	1,015,131	12,930,905
	Slate Grocery REIT, Class U	183,158	1,883,662
#	SmartCentres Real Estate Investment Trust	479,070	8,782,028
	True North Commercial Real Estate Investment Trust	56,423	381,148
TOTAL CANADA			137,229,235
		Shares	Value»
CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust	310,000	$53,434
	Spring Real Estate Investment Trust	5,882,000	1,272,794
#	Yuexiu Real Estate Investment Trust	15,619,250	1,769,701
TOTAL CHINA			3,095,929
FRANCE — (6.5%)
#	Altarea SCA	41,104	5,073,234
	ARGAN SA	73,764	5,536,269
	Carmila SA	406,548	7,987,542
	Covivio Hotels SACA	6,721	183,842
	Covivio SA	382,357	24,754,483
	Gecina SA	276,374	27,160,000
	ICADE	202,975	4,823,832
#	Klepierre SA	1,328,818	50,723,538
	Mercialys SA	576,320	7,125,458
	Unibail-Rodamco-Westfield (URW FP)	841,955	81,618,501
*	Vitura SA	7,978	51,955
TOTAL FRANCE			215,038,654
GERMANY — (0.1%)
*	Deutsche Konsum REIT-AG	11,682	28,048
	Hamborner REIT AG	640,308	4,149,780
TOTAL GERMANY			4,177,828
HONG KONG — (3.5%)
	Champion REIT	18,937,012	5,273,364
	Fortune Real Estate Investment Trust	10,752,000	6,910,347
	Link REIT	17,989,820	100,234,859
	Prosperity REIT	12,422,000	2,165,664
*	Regal Real Estate Investment Trust	9,834,000	564,533
	SF Real Estate Investment Trust	697,000	266,395
	Sunlight Real Estate Investment Trust	9,305,000	2,686,284
TOTAL HONG KONG			118,101,446
INDIA — (0.2%)
Ω	Brookfield India Real Estate Trust	399,644	1,433,218
	Embassy Office Parks REIT	842,128	3,799,803
Ω	Mindspace Business Parks REIT	279,147	1,317,294
	Nexus Select Trust	77,442	129,680
TOTAL INDIA			6,679,995

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	3,931,673	$4,375,483
ITALY — (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	366,559	1,375,985
JAPAN — (20.3%)
	Activia Properties, Inc.	13,173	11,254,327
#	Advance Residence Investment Corp.	20,309	20,945,835
#	AEON REIT Investment Corp.	11,783	10,045,773
#	Comforia Residential REIT, Inc.	4,761	9,351,781
#	CRE Logistics REIT, Inc.	4,009	3,969,518
	Daiwa House REIT Investment Corp.	16,360	27,359,204
	Daiwa Office Investment Corp.	3,781	8,784,314
	Daiwa Securities Living Investments Corp.	13,928	9,436,753
#	ESCON Japan REIT Investment Corp.	2,180	1,796,317
#	Frontier Real Estate Investment Corp.	18,437	10,516,264
#	Fukuoka REIT Corp.	5,010	5,997,776
	Global One Real Estate Investment Corp.	7,117	6,729,109
#	GLP J-Reit	32,741	28,691,114
	Hankyu Hanshin REIT, Inc.	4,412	4,669,439
#	Health Care & Medical Investment Corp.	2,596	1,980,694
	Heiwa Real Estate REIT, Inc.	7,180	6,731,789
	Hoshino Resorts REIT, Inc.	4,095	7,104,739
#	Hulic Reit, Inc.	9,140	9,965,741
#	Ichigo Hotel REIT Investment Corp.	1,455	1,268,714
	Ichigo Office REIT Investment Corp.	7,059	4,470,852
#	Industrial & Infrastructure Fund Investment Corp.	14,754	12,072,086
	Invincible Investment Corp.	53,766	23,913,455
	Japan Excellent, Inc.	8,343	7,718,583
	Japan Hotel REIT Investment Corp.	35,626	19,579,112
		Shares	Value»
JAPAN — (Continued)
#	Japan Logistics Fund, Inc.	17,556	$10,897,518
#	Japan Metropolitan Fund Invest	50,353	36,622,892
#	Japan Prime Realty Investment Corp.	24,138	15,857,169
#	Japan Real Estate Investment Corp.	44,489	36,085,248
	KDX Realty Investment Corp.	28,822	30,974,466
	LaSalle Logiport REIT	12,977	12,351,363
	Marimo Regional Revitalization REIT, Inc.	1,622	1,183,154
	Mirai Corp.	13,106	3,985,882
#	Mitsubishi Estate Logistics REIT Investment Corp.	10,077	8,030,195
#	Mitsui Fudosan Logistics Park, Inc.	21,724	14,563,178
#	Mori Hills REIT Investment Corp.	10,297	9,305,777
#	Mori Trust Reit, Inc.	18,885	9,189,243
#	Nippon Accommodations Fund, Inc.	16,069	12,589,270
#	Nippon Building Fund, Inc.	54,938	50,396,143
	Nippon Hotel & Residential Investment Corp.	1,804	910,926
	Nippon Prologis REIT, Inc.	48,018	25,913,494
	NIPPON REIT Investment Corp.	12,165	7,615,356
	Nomura Real Estate Master Fund, Inc.	28,029	29,519,745
#	NTT UD REIT Investment Corp.	10,597	9,128,850
#	One REIT, Inc.	1,665	2,952,635
	Orix JREIT, Inc.	18,880	24,680,523
	Samty Residential Investment Corp.	2,825	1,849,877
	Sankei Real Estate, Inc.	3,233	2,047,399
	Sekisui House Reit, Inc.	28,785	14,953,636
	SOSiLA Logistics REIT, Inc.	4,908	3,817,019
#	Star Asia Investment Corp.	17,715	6,880,136
	Starts Proceed Investment Corp.	1,599	1,992,362
#	Takara Leben Real Estate Investment Corp.	5,302	3,312,505
#	Tokyu REIT, Inc.	5,911	7,686,081

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tosei REIT Investment Corp.	2,216	$2,090,906
	United Urban Investment Corp.	20,899	22,946,632
	XYMAX REIT Investment Corp.	1,778	1,374,905
TOTAL JAPAN			676,057,774
MALAYSIA — (0.8%)
	Al-'Aqar Healthcare REIT	295,700	86,684
#	Axis Real Estate Investment Trust	9,086,720	4,236,655
	Capitaland Malaysia Trust	13,221,515	2,012,745
#	IGB Real Estate Investment Trust	10,346,700	6,738,133
	KIP REIT	225,000	45,849
#	KLCCP Stapled Group	2,308,900	4,641,310
	Pavilion Real Estate Investment Trust	4,853,800	2,020,602
	Sunway Real Estate Investment Trust	11,421,000	5,988,350
#	YTL Hospitality REIT	4,793,600	1,268,916
TOTAL MALAYSIA			27,039,244
MEXICO — (2.6%)
	Asesor de Activos Prisma SAPI de CV	8,188,318	2,118,155
	Concentradora Fibra Danhos SA de CV	2,339,196	3,119,755
#Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,227,043	2,000,927
#Ω	FIBRA Macquarie Mexico	11,119,090	18,177,192
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,492,850	693,208
	Fibra Uno Administracion SA de CV	19,187,043	27,267,671
#	Prologis Property Mexico SA de CV	8,621,391	32,675,827
TOTAL MEXICO			86,052,735
NETHERLANDS — (0.7%)
	Eurocommercial Properties NV	428,665	13,084,151
	NSI NV	157,346	3,863,256
	Wereldhave NV	254,678	5,212,807
TOTAL NETHERLANDS			22,160,214
		Shares	Value»
NEW ZEALAND — (1.5%)
	Argosy Property Ltd.	8,665,890	$5,867,283
	Goodman Property Trust	10,426,848	12,338,527
	Kiwi Property Group Ltd.	16,544,284	9,485,641
	Precinct Properties Group	12,285,355	9,117,190
#	Property for Industry Ltd.	3,374,328	4,623,826
#	Stride Property Group	4,173,196	3,044,927
#	Vital Healthcare Property Trust	4,505,220	5,362,470
TOTAL NEW ZEALAND			49,839,864
PHILIPPINES — (0.1%)
	AREIT, Inc.	2,218,200	1,596,622
	DDMP Reit, Inc.	7,381,000	135,397
	MREIT, Inc.	2,910,000	717,175
TOTAL PHILIPPINES			2,449,194
SAUDI ARABIA — (0.1%)
	Al Rajhi REIT	775,713	1,741,413
	Derayah REIT	124,460	180,841
	Jadwa REIT Saudi Fund	394,730	1,082,283
	Riyad REIT Fund	468,851	661,443
TOTAL SAUDI ARABIA			3,665,980
SINGAPORE — (10.6%)
	Acrophyte Hospitality Trust	143,100	41,345
	AIMS APAC REIT	5,312,554	5,678,852
	CapitaLand Ascendas REIT	27,062,980	57,945,271
	CapitaLand Ascott Trust	18,734,021	12,895,266
#	CapitaLand China Trust	8,904,900	5,200,060
	CapitaLand Integrated Commercial Trust	41,434,491	69,960,498
#	CDL Hospitality Trusts	7,379,780	4,531,568
	Daiwa House Logistics Trust	386,500	169,299
	Digital Core REIT Management Pte. Ltd.	1,012,400	529,463
#*††	EC World Real Estate Investment Trust	2,427,600	93,484
	ESR-REIT	5,120,854	10,844,564
	Far East Hospitality Trust	8,981,521	4,142,132
	First Real Estate Investment Trust	16,109,603	3,408,600
	Frasers Centrepoint Trust	9,723,316	16,581,182

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Frasers Hospitality Trust	282,900	$152,132
#	Frasers Logistics & Commercial Trust	19,311,832	13,042,462
#	IREIT Global	2,752,634	623,352
	Keppel DC REIT	11,968,573	21,780,664
#*	Keppel Pacific Oak U.S. REIT	6,793,000	1,417,787
	Keppel REIT	17,933,726	13,089,106
	Lendlease Global Commercial REIT	12,254,603	5,173,794
*	Lippo Malls Indonesia Retail Trust	55,201,179	759,654
#*	Manulife U.S. Real Estate Investment Trust	13,384,486	876,751
	Mapletree Industrial Trust	15,185,758	23,673,058
	Mapletree Logistics Trust	25,139,447	22,355,637
#	Mapletree Pan Asia Commercial Trust	16,490,206	16,340,214
	OUE Real Estate Investment Trust	14,560,954	3,306,225
	Parkway Life Real Estate Investment Trust	3,131,700	9,700,957
#	Prime U.S. REIT	4,794,400	866,290
	Sabana Industrial Real Estate Investment Trust	7,626,097	2,289,045
#	Sasseur Real Estate Investment Trust	4,177,500	2,167,442
	Starhill Global REIT	20,704,626	8,588,943
	Suntec Real Estate Investment Trust	15,419,200	13,723,907
	United Hampshire U.S. REIT	218,477	103,499
TOTAL SINGAPORE			352,052,503
SOUTH AFRICA — (2.2%)
	Attacq Ltd.	4,188,196	3,323,312
	Burstone Group Ltd.	5,083,326	2,288,377
	Emira Property Fund Ltd.	372,693	248,172
	Equites Property Fund Ltd.	6,145,130	5,384,231
	Fairvest Ltd., Class B	7,724,056	2,355,660
	Growthpoint Properties Ltd.	24,654,035	19,288,559
	Hyprop Investments Ltd.	2,648,796	6,666,901
#	Octodec Investments Ltd.	555,360	319,011
	Redefine Properties Ltd.	48,670,950	12,880,503
	Shares	Value»
SOUTH AFRICA — (Continued)
Resilient REIT Ltd.	2,193,090	$7,868,767
# SA Corporate Real Estate Ltd.	21,404,013	3,626,876
# Stor-Age Property REIT Ltd.	793,837	694,620
Vukile Property Fund Ltd.	8,247,425	9,259,723
TOTAL SOUTH AFRICA		74,204,712
SOUTH KOREA — (0.5%)
D&D Platform REIT Co. Ltd.	97,895	230,465
E KOCREF CR-REIT Co. Ltd.	271,396	882,200
ESR Kendall Square REIT Co. Ltd.	446,214	1,365,079
IGIS Residence REIT Co. Ltd.	188,260	548,256
IGIS Value Plus REIT Co. Ltd.	289,949	923,751
JR Global Reit	1,230,187	2,188,060
KB Star Real Estate Investment Trust, Inc.	171,197	469,983
Koramco Life Infra Reit Co. Ltd.	531,241	1,692,239
LOTTE REIT Co. Ltd.	660,931	1,827,673
Mirae Asset Global REIT Co. Ltd.	179,123	345,570
Miraeasset Maps Reit1 Co. Ltd.	69,520	133,725
NH All-One REIT Co. Ltd.	165,643	383,219
Shinhan Alpha REIT Co. Ltd.	701,130	2,779,431
SK REITs Co. Ltd.	742,756	2,578,618
TOTAL SOUTH KOREA		16,348,269
SPAIN — (1.5%)
Inmobiliaria Colonial Socimi SA	2,208,839	14,627,901
Merlin Properties Socimi SA	2,521,395	34,911,347
TOTAL SPAIN		49,539,248
TAIWAN — (0.3%)
Cathay No. 1 REIT	10,846,000	5,357,027
Cathay No. 2 REIT	4,142,000	2,027,448
Fubon No. 1 REIT	1,308,000	547,762
Fubon No. 2 REIT	4,032,000	1,557,288
TOTAL TAIWAN		9,489,525

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
THAILAND — (0.1%)
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,607,700	$1,032,191
	IMPACT Growth Real Estate Investment Trust	1,847,600	545,573
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F	3,699,200	1,030,071
TOTAL THAILAND			2,607,835
TURKEY — (0.8%)
*	Adra Gayrimenkul Yatirim Ortakligi AS	23,468	20,232
*	Akfen Gayrimenkul Yatirim Ortakligi AS	4,623,948	332,029
	AKIS Gayrimenkul Yatirimi AS	8,062,003	1,392,528
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	54,504	281,720
*	Alarko Gayrimenkul Yatirim Ortakligi AS	660,893	349,935
#	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	14,643,631	7,139,641
	Halk Gayrimenkul Yatirim Ortakligi AS	5,084,964	494,499
*	Is Gayrimenkul Yatirim Ortakligi AS	2,838,436	1,276,469
*	Kiler Gayrimenkul Yatirim Ortakligi AS	3,064,534	456,109
*	Kuyumcukent Gayrimenkul Yatirimlari AS	2,428,286	3,404,858
*	Ozak Gayrimenkul Yatirim Ortakligi	2,242,908	739,390
	Panora Gayrimenkul Yatirim Ortakligi	433,154	789,680
*	Reysas Gayrimenkul Yatirim Ortakligi AS	3,703,643	2,088,965
*	Servet Gayrimenkul Yatirim Ortakligi AS	5,218,669	414,507
*	Tera Yatirim Teknoloji Holding AS	4,080,816	1,791,863
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,254,756	2,253,145
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	7,878,067	538,709
	Yeni Gimat Gayrimenkul Ortakligi AS	1,007,774	2,171,271
		Shares	Value»
TURKEY — (Continued)
*	Yesil Gayrimenkul Yatirim Ortakligi AS	241,979	$37,814
TOTAL TURKEY			25,973,364
UNITED KINGDOM — (12.2%)
	abrdn Property Income Trust Ltd.	3,627,036	259,549
	AEW U.K. REIT PLC	192,870	268,567
	Assura PLC	22,717,253	14,959,486
	Big Yellow Group PLC	1,350,747	16,654,204
	British Land Co. PLC	6,941,649	31,903,351
	CLS Holdings PLC	1,066,338	937,799
	Custodian Property Income REIT PLC	3,242,713	3,383,046
	Derwent London PLC	730,268	18,560,585
	Empiric Student Property PLC	4,645,446	5,903,632
	Great Portland Estates PLC	2,433,294	10,886,433
	Hammerson PLC	3,141,427	12,275,763
	Helical PLC	137,787	411,527
	Land Securities Group PLC	4,604,958	35,020,427
	LondonMetric Property PLC	16,085,744	40,482,464
	NewRiver REIT PLC	3,420,026	3,202,476
	Palace Capital PLC	29,488	88,177
	Picton Property Income Ltd.	1,604,357	1,662,382
#	Primary Health Properties PLC	8,834,808	11,189,721
	PRS REIT PLC	2,215,507	3,089,573
#Ω	Regional REIT Ltd.	1,205,584	1,967,080
Ω	Residential Secure Income PLC	234,096	178,811
	Safestore Holdings PLC	1,551,011	13,753,439
	Schroder European Real Estate Investment Trust PLC	105,100	91,749
	Schroder Real Estate Investment Trust Ltd.	4,533,322	3,122,065
	Segro PLC	8,847,372	75,403,778
	Shaftesbury Capital PLC	9,642,213	20,093,225
	Sirius Real Estate Ltd.	3,852,250	5,288,484
Ω	Social Housing Reit PLC	970,906	882,322
	Supermarket Income REIT PLC	2,401,527	2,527,864
	Target Healthcare REIT PLC	4,581,747	6,003,160

DFA International Real Estate Securities Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Town Centre Securities PLC	222	$402
Tritax Big Box REIT PLC	16,010,228	29,780,957
UNITE Group PLC	2,706,710	26,686,514
Warehouse REIT PLC	1,161,572	1,750,584
Workspace Group PLC	1,042,012	5,464,332
TOTAL UNITED KINGDOM		404,133,928
UNITED STATES — (0.0%)
Shinhan Seobu T&D REIT Co. Ltd.	121,081	312,720
TOTAL COMMON STOCKS		3,205,950,738
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
*	NH All-One REIT Co. Ltd. Rights 09/02/2025	42,241	$2,893
TOTAL INVESTMENT SECURITIES (Cost $2,946,193,643)			3,205,953,631

			Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§	The DFA Short Term Investment Fund	10,255,525	118,625,662
TOTAL INVESTMENTS — (100.0%)
(Cost $3,064,818,023)^^			$3,324,579,293
As of July 31, 2025, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	77	09/19/25	$24,669,346	$24,540,863	$(128,483)
Total Futures Contracts			$24,669,346	$24,540,863	$(128,483)
As of July 31, 2025, the value of Rule 144A securities amounted to $27,141,529 or 0.8% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$9,211,768	$781,261,761	$6,706	$790,480,235
Belgium	—	123,468,839	—	123,468,839
Canada	137,229,235	—	—	137,229,235
China	—	3,095,929	—	3,095,929
France	—	215,038,654	—	215,038,654
Germany	—	4,177,828	—	4,177,828
Hong Kong	—	118,101,446	—	118,101,446
India	—	6,679,995	—	6,679,995
Ireland	—	4,375,483	—	4,375,483
Italy	—	1,375,985	—	1,375,985
Japan	—	676,057,774	—	676,057,774
Malaysia	—	27,039,244	—	27,039,244
Mexico	86,052,735	—	—	86,052,735
Netherlands	—	22,160,214	—	22,160,214
New Zealand	—	49,839,864	—	49,839,864

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Philippines	—	$2,449,194	—	$2,449,194
Saudi Arabia	—	3,665,980	—	3,665,980
Singapore	—	351,959,019	$93,484	352,052,503
South Africa	—	74,204,712	—	74,204,712
South Korea	—	16,348,269	—	16,348,269
Spain	—	49,539,248	—	49,539,248
Taiwan	—	9,489,525	—	9,489,525
Thailand	—	2,607,835	—	2,607,835
Turkey	—	25,973,364	—	25,973,364
United Kingdom	—	404,133,928	—	404,133,928
United States	—	312,720	—	312,720
Rights/Warrants
South Korea	—	2,893	—	2,893
Securities Lending Collateral	—	118,625,662	—	118,625,662
Total Investments in Securities	$232,493,738	$3,091,985,365	$100,190˂˃	$3,324,579,293
Financial Instruments
Liabilities
Futures Contracts**	$(128,483)	—	—	(128,483)
Total Financial Instruments	$(128,483)	—	—	$(128,483)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (70.3%)
UNITED STATES — (70.3%)
#	Acadia Realty Trust	522,373	$9,778,823
#	Agree Realty Corp.	424,001	30,400,872
	Alexander & Baldwin, Inc.	34,347	617,559
	Alexander's, Inc.	9,308	2,338,077
#	Alexandria Real Estate Equities, Inc.	602,272	46,031,649
	Alpine Income Property Trust, Inc.	53,058	745,465
	American Assets Trust, Inc.	200,787	3,820,977
	American Healthcare REIT, Inc.	35,322	1,364,842
	American Homes 4 Rent, Class A	1,283,888	44,538,075
	American Tower Corp.	1,820,175	379,306,268
	Americold Realty Trust, Inc.	1,052,203	16,919,424
	Apartment Investment & Management Co., Class A	540,817	4,548,271
	Apple Hospitality REIT, Inc.	848,226	9,966,656
	AvalonBay Communities, Inc.	549,485	102,358,066
#	Bluerock Homes Trust, Inc.	14,660	205,978
	Braemar Hotels & Resorts, Inc.	258,414	568,511
#	Brandywine Realty Trust	644,284	2,577,136
#	Brixmor Property Group, Inc.	1,179,423	30,818,323
	Broadstone Net Lease, Inc.	764,519	12,415,789
	BRT Apartments Corp.	46,308	673,781
#	BXP, Inc.	580,142	37,958,691
	Camden Property Trust	412,536	45,048,931
	CareTrust REIT, Inc.	767,061	24,392,540
	CBL & Associates Properties, Inc.	17,357	469,680
	Centerspace	66,638	3,627,106
	Chatham Lodging Trust	187,379	1,277,925
	City Office REIT, Inc.	176,231	1,223,043
	Clipper Realty, Inc.	24,998	86,993
	Community Healthcare Trust, Inc.	115,433	1,774,205
	COPT Defense Properties	449,651	12,266,479
		Shares	Value†
UNITED STATES — (Continued)
	Cousins Properties, Inc.	643,175	$17,430,042
	Crown Castle, Inc.	1,680,693	176,624,027
#	CTO Realty Growth, Inc.	112,178	1,852,059
	CubeSmart	879,457	34,219,672
	Curbline Properties Corp.	376,550	8,321,755
	DiamondRock Hospitality Co.	776,000	5,990,720
	Digital Realty Trust, Inc.	1,299,350	229,257,314
	Diversified Healthcare Trust	669,439	2,189,066
#	Douglas Emmett, Inc.	645,342	9,783,385
	Easterly Government Properties, Inc.	169,245	3,723,390
	EastGroup Properties, Inc.	205,666	33,572,918
	Elme Communities	355,561	5,361,860
	Empire State Realty Trust, Inc., Class A	575,481	4,166,482
#	EPR Properties	272,861	15,018,269
	Equinix, Inc.	378,196	296,948,153
	Equity LifeStyle Properties, Inc.	701,425	42,029,386
#	Equity Residential	1,333,042	84,248,254
#	Essential Properties Realty Trust, Inc.	828,732	25,268,039
	Essex Property Trust, Inc.	248,343	64,613,882
	Extra Space Storage, Inc.	818,949	110,034,016
	Federal Realty Investment Trust	316,002	29,122,744
	First Industrial Realty Trust, Inc.	526,943	25,672,663
	Four Corners Property Trust, Inc.	404,090	10,199,232
	Franklin Street Properties Corp.	370,808	611,833
	Gaming & Leisure Properties, Inc.	1,081,081	49,275,672
#	Getty Realty Corp.	206,287	5,732,716
	Gladstone Commercial Corp.	184,161	2,421,717
	Global Medical REIT, Inc.	250,093	1,670,621
#	Global Net Lease, Inc.	760,564	5,316,339
	Healthcare Realty Trust, Inc.	1,400,791	21,516,150
#	Healthpeak Properties, Inc.	2,680,547	45,408,470

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
#	Highwoods Properties, Inc.	403,977	$11,719,373
	Host Hotels & Resorts, Inc.	2,669,653	41,966,945
#	Hudson Pacific Properties, Inc.	576,544	1,412,533
#	Independence Realty Trust, Inc.	940,560	15,773,191
	Industrial Logistics Properties Trust	238,172	1,267,075
	Innovative Industrial Properties, Inc.	102,146	5,280,948
#	InvenTrust Properties Corp.	230,092	6,343,636
	Invitation Homes, Inc.	2,245,994	68,839,716
	Iron Mountain, Inc.	1,138,492	110,843,581
#	JBG SMITH Properties	259,572	5,497,735
#	Kilroy Realty Corp.	456,317	16,819,845
	Kimco Realty Corp.	2,622,714	55,680,221
	Kite Realty Group Trust	846,295	18,601,564
#	Lamar Advertising Co., Class A	339,716	41,530,281
	LTC Properties, Inc.	185,356	6,309,518
	LXP Industrial Trust	1,182,303	9,174,671
#	Macerich Co.	998,389	16,683,080
#	Medical Properties Trust, Inc.	2,153,409	8,872,045
#	Mid-America Apartment Communities, Inc.	451,843	64,355,998
#	Modiv Industrial, Inc.	5,722	82,111
	National Health Investors, Inc.	174,933	12,220,819
#	National Storage Affiliates Trust	293,429	8,644,418
*	NET Lease Office Properties	59,511	1,975,170
#	NETSTREIT Corp.	320,550	5,843,627
	NexPoint Residential Trust, Inc.	85,335	2,660,745
	NNN REIT, Inc.	724,343	29,886,392
#	Omega Healthcare Investors, Inc.	1,116,226	43,421,191
	One Liberty Properties, Inc.	71,262	1,594,844
#	Orion Properties, Inc.	243,170	637,105
#	Outfront Media, Inc.	542,875	9,516,597
	Paramount Group, Inc.	741,186	4,536,058
#	Park Hotels & Resorts, Inc.	770,304	8,211,441
	Peakstone Realty Trust	7,891	107,318
#	Pebblebrook Hotel Trust	453,684	4,550,451
	Phillips Edison & Co., Inc.	411,676	13,910,532
		Shares	Value†
UNITED STATES — (Continued)
	Piedmont Realty Trust, Inc.	492,993	$3,727,027
	Plymouth Industrial REIT, Inc.	168,667	2,449,045
	Postal Realty Trust, Inc., Class A	90,633	1,242,578
	Prologis, Inc.	3,574,653	381,701,447
#	Public Storage	609,193	165,663,944
#	Realty Income Corp.	3,485,517	195,642,060
#	Regency Centers Corp.	665,169	47,493,067
	Rexford Industrial Realty, Inc.	912,157	33,321,095
#	RLJ Lodging Trust	587,292	4,345,961
	Ryman Hospitality Properties, Inc.	233,527	22,199,077
	Sabra Health Care REIT, Inc.	986,945	17,794,618
	Saul Centers, Inc.	53,099	1,710,850
	SBA Communications Corp.	414,723	93,196,553
	Service Properties Trust	653,806	1,719,510
#	Sila Realty Trust, Inc.	36,850	900,614
	Simon Property Group, Inc.	1,259,837	206,348,702
	SITE Centers Corp.	187,357	2,017,835
#	SL Green Realty Corp.	297,979	17,059,298
#	STAG Industrial, Inc.	719,204	24,690,273
#	Summit Hotel Properties, Inc.	441,389	2,304,051
	Sun Communities, Inc.	490,403	60,824,684
	Sunstone Hotel Investors, Inc.	839,557	7,346,124
#	Tanger, Inc.	440,383	13,220,298
	Terreno Realty Corp.	420,481	23,332,491
#	UDR, Inc.	1,213,949	47,696,056
	UMH Properties, Inc.	320,550	5,218,554
	Uniti Group, Inc.	937,248	4,986,159
	Universal Health Realty Income Trust	52,464	2,035,079
	Urban Edge Properties	497,616	9,812,988
	Ventas, Inc.	1,741,527	116,995,784
	Veris Residential, Inc.	331,855	4,672,518
	VICI Properties, Inc.	4,083,657	133,127,218
	Vornado Realty Trust	633,735	24,348,099
#	Welltower, Inc.	2,417,610	399,074,883
	Whitestone REIT	171,201	2,086,940
	WP Carey, Inc.	844,614	54,190,434
	Xenia Hotels & Resorts, Inc.	367,728	4,673,823
TOTAL UNITED STATES			4,989,661,493

DFA Global Real Estate Securities Portfolio
CONTINUED
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (26.9%)
UNITED STATES — (26.9%)
Investment in DFA International Real Estate Securities Portfolio	499,746,400	$1,909,031,247
TOTAL INVESTMENT SECURITIES (Cost $6,230,921,897)		6,898,692,740

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	17,343,944	$200,617,399
TOTAL INVESTMENTS — (100.0%)
(Cost $6,431,539,218)^^			$7,099,310,139
As of July 31, 2025, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	178	09/19/25	$56,187,804	$56,730,825	$543,021
Total Futures Contracts			$56,187,804	$56,730,825	$543,021
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$4,989,661,493	—	—	$4,989,661,493
Affiliated Investment Company	1,909,031,247	—	—	1,909,031,247
Securities Lending Collateral	—	$200,617,399	—	200,617,399
Total Investments in Securities	$6,898,692,740	$200,617,399	—	$7,099,310,139
Financial Instruments
Assets
Futures Contracts**	543,021	—	—	543,021
Total Financial Instruments	$543,021	—	—	$543,021
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.1%)
AUSTRALIA — (6.6%)
*	29Metals Ltd.	370,672	$67,305
	Acrow Ltd.	122	84
#	Adairs Ltd.	1,201,824	1,578,755
*	Ainsworth Game Technology Ltd.	814,002	521,942
#*	Alkane Resources Ltd.	4,824,532	2,201,608
#*	Alliance Aviation Services Ltd.	74,296	123,027
*	Amotiv Ltd.	1,807,930	10,175,536
	AMP Ltd.	12,812,082	13,108,223
*	Amplitude Energy Ltd.	19,072,590	3,121,184
	Ansell Ltd.	1,390,338	26,617,552
#*	Appen Ltd.	850,929	481,598
#	ARN Media Ltd.	1,105,243	333,799
*	Aurelia Metals Ltd.	3,911,023	438,187
	Aurizon Holdings Ltd.	1,559,918	3,238,120
*	Austal Ltd.	5,842,051	24,516,515
#*	Australian Agricultural Co. Ltd.	1,317,772	1,167,517
	Bank of Queensland Ltd.	8,158,009	39,744,474
	Bapcor Ltd.	875,969	2,161,587
*	BCI Minerals Ltd.	1,442,150	320,198
	Beach Energy Ltd.	18,319,748	13,731,961
	Bega Cheese Ltd.	492,036	1,638,315
	Bell Financial Group Ltd.	49,868	40,295
#	Brickworks Ltd.	1,111,814	23,333,301
	Capral Ltd.	28,874	207,026
#	Cedar Woods Properties Ltd.	884,268	4,210,498
	Challenger Ltd.	3,691,163	19,399,309
#	Champion Iron Ltd.	1,524,747	4,028,770
#Ω	Coronado Global Resources, Inc., CDI	696,043	86,155
#	Corporate Travel Management Ltd.	617,157	6,168,659
	Credit Corp. Group Ltd.	578,620	5,702,267
*	Develop Global Ltd.	152,290	417,081
	Domain Holdings Australia Ltd.	493,270	1,394,994
	Downer EDI Ltd.	10,491,339	46,262,838
	Dyno Nobel Ltd.	7,373,287	13,865,195
*††	Elanor Investor Group	68,066	6,736
#	Elders Ltd.	2,163,759	10,024,554
#*	Emeco Holdings Ltd.	4,045,242	2,305,022
	EQT Holdings Ltd.	26,105	544,358
	EVT Ltd.	551,193	5,978,766
#*	Fenix Resources Ltd.	543,160	104,228
		Shares	Value»
AUSTRALIA — (Continued)
	Finbar Group Ltd.	11,796	$4,992
#*	FleetPartners Group Ltd.	3,369,504	5,926,831
	Fleetwood Ltd.	1,025,477	1,735,757
	G8 Education Ltd.	10,993,279	6,337,605
	Gold Road Resources Ltd.	325,295	651,663
	GrainCorp Ltd., Class A	4,649,634	22,563,450
	Grange Resources Ltd.	4,190,864	523,330
	GWA Group Ltd.	1,193,988	1,937,146
	Harvey Norman Holdings Ltd.	3,447,299	12,782,028
	Healius Ltd.	11,314,570	5,550,437
	Helia Group Ltd.	6,335,205	20,510,253
#	Humm Group Ltd.	2,266,594	834,976
#	IGO Ltd.	3,137,312	8,825,788
	Iluka Resources Ltd.	3,019,035	9,890,443
	Imdex Ltd.	549,482	1,066,984
*	Insignia Financial Ltd.	7,324,101	21,099,124
#	Integral Diagnostics Ltd.	432,839	741,438
#*	ioneer Ltd.	754,293	55,241
	IPH Ltd.	154,998	520,117
	IVE Group Ltd.	1,517,990	2,876,746
*	Judo Capital Holdings Ltd.	3,600,809	3,472,747
#	Jupiter Mines Ltd.	7,251,653	977,796
#	Karoon Energy Ltd.	6,379,230	7,629,521
#	Kelsian Group Ltd.	1,177,965	2,812,327
	Lendlease Corp. Ltd.	1,344,029	4,517,289
#	Lifestyle Communities Ltd.	155,388	439,537
#	Maas Group Holdings Ltd.	18,080	47,729
#	Macmahon Holdings Ltd.	9,345,075	1,797,167
	Magellan Financial Group Ltd.	2,301,777	15,652,223
*	McPherson's Ltd.	283,657	55,728
#*	Metals X Ltd.	2,767,572	1,025,058
#*	Michael Hill International Ltd. (MHJ AU)	340,566	89,984
#	Monash IVF Group Ltd.	3,571,487	1,826,115
#*	Mount Gibson Iron Ltd.	4,338,365	1,084,959
	Myer Holdings Ltd.	9,269,185	3,578,036
*	MyState Ltd.	1,130,424	3,122,631
	Navigator Global Investments Ltd.	1,977,712	2,427,891

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	New Hope Corp. Ltd.	4,017,531	$10,729,831
#	Nickel Industries Ltd.	25,608,267	12,030,458
	Nine Entertainment Co. Holdings Ltd.	8,894,613	9,662,414
	NRW Holdings Ltd.	6,437,012	13,291,422
*	Nufarm Ltd.	2,452,592	4,050,060
*	OFX Group Ltd.	42,259	22,483
	OM Holdings Ltd.	97,211	19,529
	oOh!media Ltd.	3,948,984	4,558,001
	Orora Ltd.	4,673,564	6,202,827
Ω	Pacific Current Group Ltd.	70,198	497,082
#*	Pantoro Gold Ltd.	40,161	93,703
#	Peet Ltd.	3,002,765	3,257,414
	Perenti Ltd.	6,542,178	7,339,774
	Perpetual Ltd.	157,814	2,119,311
	Perseus Mining Ltd.	20,936,943	43,710,201
#	Peter Warren Automotive Holdings Ltd.	196,341	218,760
*	PEXA Group Ltd.	587,906	5,969,946
#	Platinum Asset Management Ltd.	251,351	107,178
#	Ramelius Resources Ltd.	10,472,649	16,849,236
*	Regis Resources Ltd.	11,870,980	30,955,017
	Reliance Worldwide Corp. Ltd.	6,889,051	18,937,985
*	Resolute Mining Ltd.	38,389,103	15,133,757
#*	Retail Food Group Ltd.	11,013	13,974
#	Ridley Corp. Ltd.	4,339,099	8,084,842
*	Sandfire Resources Ltd.	7,717,862	51,922,460
*	Select Harvests Ltd.	533,923	1,177,141
#	Servcorp Ltd.	197,482	748,912
	Service Stream Ltd.	6,502,857	8,267,231
	Seven West Media Ltd.	166,755	14,984
	Shaver Shop Group Ltd.	1,334,931	1,266,991
	Sims Ltd. (SGM AU)	2,897,689	28,117,438
*	Solvar Ltd.	2,102,607	2,157,093
	Southern Cross Electrical Engineering Ltd.	19,065	21,624
*	Southern Cross Media Group Ltd.	179,704	68,813
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	985,005	1,047,933
#*	St Barbara Ltd.	1,263,970	217,622
	Stanmore Resources Ltd.	1,370,940	1,856,792
*	Star Entertainment Group Ltd.	3,880,902	271,775
#*	Strike Energy Ltd.	1,202,833	88,180
		Shares	Value»
AUSTRALIA — (Continued)
	Super Retail Group Ltd.	854,907	$8,362,307
*	Superloop Ltd.	2,521,151	5,402,115
	Tabcorp Holdings Ltd.	15,440,365	7,627,658
	Ten Sixty Four Ltd.	500,279	35,365
*	Vault Minerals Ltd.	31,398,019	7,268,617
Ω	Viva Energy Group Ltd.	1,991,943	2,665,666
*	Webjet Group Ltd.	175,935	100,437
*	West African Resources Ltd.	6,881,484	10,302,955
	Westgold Resources Ltd.	5,901,076	9,635,202
#	Whitehaven Coal Ltd.	7,469,306	30,633,848
TOTAL AUSTRALIA			857,492,990
AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	212,809	2,838,219
Ω	BAWAG Group AG	218,830	27,617,974
	EVN AG	24,732	668,339
	Mayr Melnhof Karton AG	564	48,063
	Oberbank AG	17,472	1,455,625
	Palfinger AG	1,225	50,949
	Porr AG	79,232	2,663,758
#	SBO AG	34,318	1,135,683
	Semperit AG Holding	39,369	590,741
	Telekom Austria AG	31,736	336,331
	UNIQA Insurance Group AG	309,466	4,458,383
	Vienna Insurance Group AG Wiener Versicherung Gruppe	466,221	24,599,980
	voestalpine AG	1,058,589	29,143,492
	Wienerberger AG	286,825	9,615,061
	Zumtobel Group AG	196,745	1,019,467
TOTAL AUSTRIA			106,242,065
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	307,188	75,352,045
	AGFA-Gevaert NV	109,149	140,242
	Azelis Group NV	67,979	1,056,162
	Bekaert SA	882,197	36,335,337
#*	bpost SA	655,770	1,641,607
	Cie d'Entreprises CFE	51,978	581,336
	Deceuninck NV	1,533,886	3,802,950
	Deme Group NV	2,874	430,149
	Econocom Group SA NV	23,550	49,516
*	Galapagos NV (GLPG BB)	129,461	4,236,486
*	Galapagos NV (GLPG NA)	33,766	1,104,960

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Gimv NV	253,418	$12,143,271
#*	Ontex Group NV	308,717	2,393,577
	Proximus SADP	1,733,409	14,402,425
#	Recticel SA	303,819	3,697,044
	Sipef NV	88,920	6,300,564
	Syensqo SA	200,904	15,922,810
#	Tessenderlo Group SA	190,354	5,662,764
*	VGP NV	43,430	4,567,085
	Viohalco SA	35,319	247,384
TOTAL BELGIUM			190,067,714
CANADA — (9.6%)
	Acadian Timber Corp.	113,277	1,468,284
*	ACT Energy Technologies Ltd.	4,600	16,301
	ADENTRA, Inc.	151,782	3,221,643
*	Advantage Energy Ltd.	2,432,698	19,400,486
	Aecon Group, Inc.	616,011	8,335,888
	AGF Management Ltd., Class B	1,189,932	10,545,896
#*	Aimia, Inc.	25,469	55,879
	Alamos Gold, Inc. (AGI US), Class A	1,045,784	25,412,551
#	Alaris Equity Partners Income	244,219	3,297,732
	Algoma Central Corp.	307,731	3,513,499
	Andrew Peller Ltd., Class A	24,665	96,125
*	Athabasca Oil Corp.	456,483	1,930,565
#*	AutoCanada, Inc.	4,900	93,749
	B2Gold Corp. (BTG US)	12,579,028	42,391,324
	B2Gold Corp. (BTO CN)	2,133,941	7,176,793
#	Baytex Energy Corp.	4,482,340	9,510,739
#	Birchcliff Energy Ltd.	6,164,109	30,028,678
	Black Diamond Group Ltd.	788,746	6,739,862
#*	Bonterra Energy Corp.	226,998	614,349
*	Calfrac Well Services Ltd.	8,902	25,442
	Canaccord Genuity Group, Inc.	1,147,757	8,913,009
#	Canadian Tire Corp. Ltd., Class A	53,715	7,194,306
	Canfor Corp.	9,949	97,508
#*	Capstone Copper Corp.	1,940,915	10,884,028
#	Cardinal Energy Ltd.	1,170,632	6,074,512
	Cascades, Inc.	1,248,579	8,137,030
#	Centerra Gold, Inc.	4,671,546	31,793,215
	CES Energy Solutions Corp.	1,017,333	5,323,083
		Shares	Value»
CANADA — (Continued)
*††	Chesswood Group Ltd.	30,800	$7,558
#	Cogeco Communications, Inc.	163,456	7,360,003
	Cogeco, Inc.	63,118	2,666,207
*	Conifex Timber, Inc.	20,950	5,216
#	dentalcorp Holdings Ltd.	189,465	1,103,480
	Dexterra Group, Inc.	174,988	1,206,075
#	Doman Building Materials Group Ltd.	798,529	4,927,413
	DREAM Unlimited Corp., Class A	221,464	3,337,296
	Dundee Precious Metals, Inc.	2,303,698	37,242,231
	E-L Financial Corp. Ltd.	625,900	6,635,733
	Eldorado Gold Corp. (EGO US)	2,251,228	46,150,174
*	Eldorado Gold Corp. (ELD CN)	639,670	13,106,403
	Enerflex Ltd. (EFX CN)	261,539	2,085,743
	Enerflex Ltd. (EFXT US)	137,437	1,096,747
*	Ensign Energy Services, Inc.	993,880	1,621,080
#*	Enterprise Group, Inc.	32,142	36,884
#	EQB, Inc.	401,381	29,837,069
#*	Equinox Gold Corp. (EQX CN)	1,074,159	6,542,943
*	Equinox Gold Corp. (EQX US)	5,079,050	30,982,205
	Exco Technologies Ltd.	378,566	1,844,198
	Firm Capital Mortgage Investment Corp.	184,532	1,584,823
#	First Majestic Silver Corp. (AG US)	98,347	781,859
	First Majestic Silver Corp. (FR CN)	37	294
#*	Fortuna Mining Corp. (FSM US)	2,738,141	17,661,009
*	Fortuna Mining Corp. (FVI CN)	1,630,613	10,520,843
#	Frontera Energy Corp.	280,837	1,289,061
*	GoldMoney, Inc.	1,640	9,954
	Guardian Capital Group Ltd., Class A	94,821	2,821,500
	High Liner Foods, Inc.	263,196	3,217,769
	Hudbay Minerals, Inc. (HBM US)	5,653,758	52,410,337

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	IAMGOLD Corp. (IAG US)	2,819,348	$19,058,793
#*	IAMGOLD Corp. (IMG CN)	5,120,173	34,587,774
#	IGM Financial, Inc.	91,164	3,018,623
*	Interfor Corp.	452,006	4,064,661
*	Kelt Exploration Ltd.	1,607,113	8,536,625
*	Knight Therapeutics, Inc.	900,263	3,956,843
#*,*	Kolibri Global Energy, Inc.	7,063	43,298
	KP Tissue, Inc.	7,820	50,681
	Lassonde Industries, Inc., Class A	15,370	2,382,150
	Laurentian Bank of Canada	448,918	9,982,075
	Leon's Furniture Ltd.	8,358	164,373
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	925,104	44,732,945
*	Lucara Diamond Corp.	42,000	7,123
	Magellan Aerospace Corp.	118,094	1,455,720
	Major Drilling Group International, Inc.	242,859	1,540,654
*	Mandalay Resources Corp.	14,698	51,341
	Martinrea International, Inc.	1,755,583	10,541,607
	Mattr Corp.	380,670	3,376,468
*	MDA Space Ltd.	13	364
#	MEG Energy Corp.	2,972,022	58,578,176
	Melcor Developments Ltd.	131,125	1,356,107
	Methanex Corp. (MEOH US)	316,854	10,595,598
#	Methanex Corp. (MX CN)	71,170	2,379,182
	MTY Food Group, Inc.	121,622	3,389,020
#	Mullen Group Ltd.	1,263,416	12,008,652
	Neo Performance Materials, Inc.	37,026	414,458
	North American Construction Group Ltd. (NOA CN)	4,784	71,988
	North American Construction Group Ltd. (NOA US)	3,500	52,605
#	Northland Power, Inc.	2,101,040	34,329,926
*	NuVista Energy Ltd.	2,239,439	23,661,509
#*	Obsidian Energy Ltd. (OBE CN)	94,713	579,652
#*	Obsidian Energy Ltd. (OBE US)	420,874	2,575,749
	OceanaGold Corp.	3,468,941	47,192,223
		Shares	Value»
CANADA — (Continued)
	Onex Corp.	358,516	$29,165,649
	Open Text Corp. (OTEX CN)	57,800	1,701,129
#	Open Text Corp. (OTEX US)	10,676	314,195
#	Paramount Resources Ltd., Class A	677,109	10,413,675
	Parex Resources, Inc.	688,920	8,173,964
#	Peyto Exploration & Development Corp.	2,727,459	38,266,313
#	Pizza Pizza Royalty Corp.	524,374	6,028,636
	Polaris Renewable Energy, Inc.	271,635	2,438,755
	Precision Drilling Corp. (PD CN)	86,943	4,896,216
#*	Precision Drilling Corp. (PDS US)	73,039	4,113,556
	Quarterhill, Inc.	256,459	246,168
	Russel Metals, Inc.	677,203	21,690,437
	Sandstorm Gold Ltd. (SSL CN)	40	374
*	Saturn Oil & Gas, Inc.	54,000	101,328
*	SNDL, Inc.	172,438	296,593
*	Source Energy Services Ltd.	10,200	101,588
*	Spartan Delta Corp.	62,731	211,880
Ω	Spin Master Corp.	55,001	905,040
*	SSR Mining, Inc. (SSRM CN)	651,735	7,784,513
#*Ω	STEP Energy Services Ltd.	81,021	257,284
	Superior Plus Corp.	433,495	2,164,972
	Supremex, Inc.	16,500	49,300
#	Surge Energy, Inc.	156,390	830,709
#	Tamarack Valley Energy Ltd.	5,266,698	20,677,567
	Tidewater Midstream & Infrastructure Ltd.	404,451	65,677
#	Timbercreek Financial Corp.	707,340	3,946,116
#*	Torex Gold Resources, Inc.	1,123,127	31,636,581
	Total Energy Services, Inc.	492,363	4,136,191
	Transcontinental, Inc., Class A	1,099,370	15,289,304
*	Valeura Energy, Inc.	82,005	552,184
#	Vermilion Energy, Inc. (VET CN)	104,311	855,958
	Vermilion Energy, Inc. (VET US)	937,948	7,709,933
#	VersaBank (VBNK CN)	20,329	241,201

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	VersaBank (VBNK US)	4,819	$56,961
*††	Victoria Gold Corp./Vancouver	1,811	235
	Wajax Corp.	221,508	3,772,798
*	Well Health Technologies Corp.	280,606	925,498
#	West Fraser Timber Co. Ltd. (WFG US)	50,732	3,516,235
#	Whitecap Resources, Inc.	17,367,441	131,074,410
	Winpak Ltd.	1,500	44,320
*	Yangarra Resources Ltd.	297,149	220,889
TOTAL CANADA			1,249,995,878
CHINA — (0.2%)
	China Gold International Resources Corp. Ltd. (CGG CN)	2,929,933	25,332,417
*	Hanfeng Evergreen, Inc.	707,267	0
TOTAL CHINA			25,332,417
DENMARK — (3.3%)
	Alm Brand AS	1,565,278	4,317,513
*	Bavarian Nordic AS	342,538	12,398,545
	D/S Norden AS	425,024	14,780,984
#*	Dfds AS	241,284	4,331,773
	FLSmidth & Co. AS	272,902	16,053,824
	Foroya Banki P	1,339	38,706
#*	GN Store Nord AS	518,444	7,426,991
	GronlandsBANKEN AS	831	108,499
	H Lundbeck AS (HLUNA DC), Class A	329,924	1,475,995
	H Lundbeck AS (HLUNB DC)	3,229,986	16,827,447
*	H&H International AS, Class B	2,836	45,219
#	Harboes Bryggeri AS, Class B	3,226	65,348
	Jyske Bank AS	1,071,483	107,568,691
	Matas AS	703,200	14,424,125
*Ω	Nilfisk Holding AS	71,693	1,020,556
	Per Aarsleff Holding AS	445,276	47,954,897
	Rockwool AS, Class A	20,700	911,247
Ω	Scandinavian Tobacco Group AS	1,097,297	14,361,115
	Schouw & Co. AS	349,915	32,956,652
	Solar AS, Class B	47,238	2,038,270
	SP Group AS	623	25,468
		Shares	Value»
DENMARK — (Continued)
	Sparekassen Sjaelland-Fyn AS	89,118	$4,533,310
	Sydbank AS	1,514,553	112,209,022
	TORM PLC, Class A	386,446	7,123,232
	UIE PLC	129,761	5,791,330
	Vestjysk Bank AS	137,396	99,988
TOTAL DENMARK			428,888,747
FINLAND — (2.4%)
	Aktia Bank OYJ	522,843	6,019,400
	Aspo OYJ	18,087	108,926
	Atria OYJ	271,974	4,143,560
Ω	Enento Group OYJ	11,069	196,282
#	Fiskars OYJ Abp	234,124	3,838,134
	Hiab OYJ	593,503	40,503,181
	HKFoods OYJ	357,895	648,892
	Huhtamaki OYJ	348,137	11,982,662
	Kalmar OYJ, Class B	597,338	26,956,665
	Kemira OYJ	2,858,140	60,825,124
	Konecranes OYJ	136,759	11,396,408
	Lassila & Tikanoja OYJ	5,811	62,652
*	Lindex Group OYJ	148,847	481,911
Ω	Mandatum OYJ	2,051,890	13,918,197
#	Metsa Board OYJ (METSB FH), Class B	3,628,663	13,349,495
#	Nokian Renkaat OYJ	1,081,888	9,712,882
	Olvi OYJ, Class A	794	30,236
#	Oma Saastopankki OYJ	42,282	438,751
#	Raisio OYJ, Class V	1,101,435	3,150,422
	Sanoma OYJ	81,385	941,132
#	Stora Enso OYJ, Class R	4,632,509	47,666,114
Ω	Terveystalo OYJ	94,486	1,157,510
#	TietoEVRY OYJ	1,290,959	22,222,458
	Tokmanni Group Corp.	30,120	294,946
#	Valmet OYJ	987,367	35,625,982
*	YIT OYJ	199,300	690,495
TOTAL FINLAND			316,362,417
FRANCE — (3.9%)
#*	74Software SA	4,204	179,063
	AKWEL SADIR	132,554	1,302,750
*	Alstom SA	1,026,797	24,084,883
#*	Altamir	311,054	10,157,544
	Alten SA	8,978	729,689
	Arkema SA	558,869	38,003,853
#	Assystem SA	15,256	842,915
Ω	Ayvens SA	213,184	2,290,768
#	Beneteau SACA	232,219	2,155,812
	Bonduelle SCA	126,313	1,152,016
*	Canal & SA	12,742	40,307
	Carrefour SA	948,087	13,587,039
	Cie des Alpes	379,315	9,956,016
*	Clariane SE	499,692	2,590,745

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Coface SA	1,585,175	$29,472,646
	Derichebourg SA	1,436,686	9,447,503
*Ω	Elior Group SA	700,703	2,080,843
	Elis SA	1,478,530	40,763,161
	Esso SA Francaise	12,895	1,418,166
	Etablissements Maurel et Prom SA	819,214	5,031,012
	Eurazeo SE	300,862	17,654,513
#*	Eutelsat Communications SACA	521,935	1,867,811
	Exel Industries SA, Class A	525	23,927
	Fnac Darty SA (FNAC FP)	112,403	3,805,058
*	Forvia SE (FRVIA FP)	763,037	9,700,674
*	Gaumont SA	11,739	1,070,647
	GL Events SACA	169,320	5,838,907
	Groupe Crit SA	11,545	821,893
	Groupe SFPI	140,840	380,446
#*	Guerbet	26,129	624,340
*	Haulotte Group SA	3,462	10,352
	Imerys SA	220,337	5,424,359
	IPSOS SA	134,926	6,058,494
#	Jacquet Metals SACA	302,909	7,767,213
	LISI SA	24,185	1,307,196
#*Ω	Maisons du Monde SA	101,379	255,585
	Manitou BF SA	43,418	957,867
	Mersen SA	208,136	5,699,948
	Metropole Television SA	91,216	1,332,434
#*	Nexity SA	131,238	1,710,053
	Opmobility	320,446	4,906,602
	Quadient SA	309,692	5,692,807
	Renault SA	43,904	1,624,482
	Rexel SA	2,119,321	64,055,266
	Samse SACA	990	168,830
	Savencia SA	114,234	8,470,900
	SCOR SE	1,862,728	60,682,179
	Seche Environnement SACA	15,608	1,813,290
	SES SA	5,100,607	35,075,322
#*Ω	SMCP SA	117,869	679,511
	Societe BIC SA	16,376	995,712
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,285	152,246
	Societe LDC SADIR	1,015	107,168
	Teleperformance SE	20,473	1,995,936
	Television Francaise 1 SA	686,060	6,559,741
	Trigano SA	25,900	4,416,852
*	Ubisoft Entertainment SA	318,248	3,356,401
	Valeo SE	1,564,517	17,021,107
		Shares	Value»
FRANCE — (Continued)
	Vicat SACA	265,206	$17,175,731
	VIEL & Cie SA	16,500	295,447
#*	Viridien	79,955	5,317,478
#*	Voltalia SA	16,369	138,390
*Ω	X-Fab Silicon Foundries SE	107,742	783,801
TOTAL FRANCE			509,083,647
GERMANY — (4.2%)
	1&1 AG	466,027	9,797,019
	7C Solarparken AG	318,066	666,351
Ω	Aumann AG	1,677	22,817
	Aurubis AG	388,748	38,775,498
#*	BayWa AG (BYW6 GR)	140,829	1,562,249
Ω	Befesa SA	291,542	8,742,140
	Bijou Brigitte AG	40,027	1,754,034
	Bilfinger SE	326,658	35,143,588
#	Borussia Dortmund GmbH & Co. KGaA	1,010,734	4,212,217
	CANCOM SE (COK GR)	126,216	3,697,471
	Cewe Stiftung & Co. KGaA	300	34,356
#	Deutsche Beteiligungs AG	172,992	4,808,266
#Ω	Deutsche Pfandbriefbank AG	391,401	2,436,764
	Deutz AG	1,903,378	16,691,568
	Draegerwerk AG & Co. KGaA	43,756	2,943,951
#	Duerr AG	464,482	11,938,427
Ω	DWS Group GmbH & Co. KGaA	15,984	957,186
	Elmos Semiconductor SE	4,744	473,496
	ElringKlinger AG	270,232	1,339,314
	Evonik Industries AG	807,800	16,041,344
	FORTEC Elektronik AG	1,354	23,143
#*	Fraport AG Frankfurt Airport Services Worldwide	541,200	40,273,899
	Freenet AG	33,262	1,078,781
#	Gerresheimer AG	142,305	7,016,198
	Gesco SE	121,055	2,495,629
#	Grenke AG	239,365	4,874,928
	H&R GmbH & Co. KGaA	84,561	481,745
#*	Heidelberger Druckmaschinen AG	1,591,528	4,117,517
#*	HelloFresh SE	357,454	3,761,369
	Hornbach Holding AG & Co. KGaA	146,874	17,269,991
#	HUGO BOSS AG	14,632	681,457
#	Indus Holding AG	205,909	5,562,755

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	Instone Real Estate Group SE	5,685	$60,552
	Jenoptik AG	259,210	5,493,191
Ω	JOST Werke SE	29,094	1,712,688
	K&S AG	1,351,439	20,444,243
#	KION Group AG	1,005,110	61,788,979
	Kloeckner & Co. SE	143,761	1,048,316
#*	Koenig & Bauer AG	23,388	378,520
#	Kontron AG	10,262	331,053
	Krones AG	31,934	4,728,649
	KSB SE & Co. KGaA	5,653	6,293,910
	KWS Saat SE & Co. KGaA	53,037	3,777,510
	Lanxess AG	211,933	5,820,089
	Mediclin AG	250,477	899,942
#*	Medios AG	5,873	85,979
	MLP SE	1,292,363	12,452,578
	Mutares SE & Co. KGaA	81,069	2,792,894
#	Norma Group SE	104,927	1,867,683
#	Patrizia SE	59,206	528,309
	ProCredit Holding AG	16,429	170,405
	ProSiebenSat.1 Media SE	1,448,530	13,203,473
#	Puma SE (PUM GR)	345,635	7,306,193
	PWO AG	5,898	194,992
*	q.beyond AG	789,499	851,085
#	RTL Group SA	229,010	9,026,895
	SAF-Holland SE	750,702	13,542,017
	Salzgitter AG	241,298	6,256,399
	Schaeffler AG	455,494	2,633,474
#	Siltronic AG	96,040	4,152,404
	Sixt SE	77,873	8,074,760
	Stabilus SE	48,054	1,377,554
	STRATEC SE	7,847	248,078
#	Suedzucker AG	1,074,070	12,299,818
	Surteco Group SE	90,892	1,513,558
	Takkt AG	332,054	2,038,325
	Technotrans SE	1,248	34,713
	thyssenkrupp AG	1,488,500	17,229,615
	United Internet AG	1,042,606	29,884,194
	Vossloh AG	88,307	8,660,946
#	Wacker Chemie AG	121,868	9,070,754
	Wacker Neuson SE	679,071	17,764,365
	Wuestenrot & Wuerttembergische AG	138,902	2,222,943
TOTAL GERMANY			547,937,513
GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0
HONG KONG — (1.7%)
	Aeon Credit Service Asia Co. Ltd.	1,292,000	1,209,523
*	Allied Group Ltd.	31,060,000	6,587,699
		Shares	Value»
HONG KONG — (Continued)
	Asia Financial Holdings Ltd.	3,250,106	$2,024,514
*	Asia Standard International Group Ltd.	9,693,503	397,557
	Associated International Hotels Ltd.	23,000	15,079
	Bank of East Asia Ltd.	6,656,573	10,288,974
	Chen Hsong Holdings	1,450,000	306,596
	Cheuk Nang Holdings Ltd.	4,152,016	785,255
	Chevalier International Holdings Ltd.	1,672,858	855,932
*	China Energy Development Holdings Ltd.	4,910,000	31,948
	Chow Sang Sang Holdings International Ltd.	2,326,000	2,456,923
*	Chuang's Consortium International Ltd.	12,381,520	562,741
	CITIC Telecom International Holdings Ltd.	9,290,000	3,011,889
*	CSI Properties Ltd.	114,223,666	2,682,074
	CTF Services Ltd.	9,727,000	9,535,933
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	2,816,688	3,292,876
	Dah Sing Financial Holdings Ltd.	1,868,556	6,931,883
	Dickson Concepts International Ltd.	2,031,500	1,380,303
	Eagle Nice International Holdings Ltd.	738,000	381,983
††	EcoGreen International Group Ltd.	3,623,840	164,481
*	Emperor Capital Group Ltd.	4,014,000	46,757
	Emperor International Holdings Ltd.	2,902,333	69,601
	Emperor Watch & Jewellery Ltd.	50,850,000	2,619,740
	Far East Consortium International Ltd.	27,478,680	2,753,241
	First Pacific Co. Ltd.	25,376,000	19,966,483
*	First Shanghai Investments Ltd.	1,288,000	67,914
	Get Nice Holdings Ltd.	20,997,296	412,275

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Glorious Sun Enterprises Ltd.	2,726,000	$461,323
	Gold Peak Technology Group Ltd.	6,887,907	572,341
	Golden Resources Development International Ltd.	5,959,000	269,604
	Great Eagle Holdings Ltd.	2,496,240	4,671,879
	G-Resources Group Ltd.	75,000	103,081
#	Guotai Junan International Holdings Ltd.	18,763,000	15,293,382
	Hang Lung Group Ltd.	5,002,000	9,036,800
	Hang Lung Properties Ltd.	9,852,315	10,146,488
*	Hanison Construction Holdings Ltd.	3,318,724	104,787
	Harbour Centre Development Ltd.	1,856,000	1,054,014
*	HKR International Ltd.	12,257,357	1,455,289
	Hon Kwok Land Investment Co. Ltd.	4,840,935	646,167
	Hong Kong Ferry Holdings Co. Ltd.	1,607,000	979,933
	Hong Kong Technology Venture Co. Ltd.	521,000	108,341
*	Hongkong & Shanghai Hotels Ltd.	6,780,841	5,046,088
*	Hongkong Chinese Ltd.	11,589,090	443,037
	Hung Hing Printing Group Ltd.	6,999,275	864,682
	Hutchison Telecommunications Hong Kong Holdings Ltd.	11,540,000	1,586,275
*	IPE Group Ltd.	8,135,000	447,536
	Johnson Electric Holdings Ltd.	4,209,614	12,407,264
	K Wah International Holdings Ltd.	4,832,000	1,331,582
*	Kader Holdings Co. Ltd.	104,000	3,718
	Keck Seng Investments Hong Kong Ltd.	724,000	255,456
	Kerry Properties Ltd.	4,609,000	12,306,506
	KLN Logistics Group Ltd.	44,000	46,270
	Kowloon Development Co. Ltd.	7,627,128	3,106,324
		Shares	Value»
HONG KONG — (Continued)
*	Lai Sun Development Co. Ltd.	7,344,996	$680,473
*	Lai Sun Garment International Ltd.	13,166,359	939,048
*	Lerado Financial Group Co. Ltd.	65,840	2,049
	Liu Chong Hing Investment Ltd.	2,600,000	1,480,277
	Luk Fook Holdings International Ltd.	728,000	1,899,618
	Miramar Hotel & Investment	2,089,000	2,637,233
#*	Mongolian Mining Corp.	840,000	841,089
	Nanyang Holdings Ltd.	98,350	318,757
	National Electronics Holdings	1,803,648	87,064
	Oriental Enterprise Holdings Ltd.	118,000	5,636
	Oriental Watch Holdings	5,326,587	2,295,693
#	Pacific Basin Shipping Ltd.	23,698,000	6,847,671
	Pacific Textiles Holdings Ltd.	252,000	47,181
*	Paliburg Holdings Ltd.	3,391,041	122,946
	PAX Global Technology Ltd.	1,966,000	1,703,095
	PC Partner Group Ltd.	168,000	158,291
	Pico Far East Holdings Ltd.	492,000	160,312
	Playmates Holdings Ltd.	20,929,000	1,440,304
*	Public Financial Holdings Ltd.	718,444	124,512
*	Regal Hotels International Holdings Ltd.	6,456,623	434,710
	Safety Godown Co. Ltd.	304,000	81,291
	SAS Dragon Holdings Ltd.	36,000	21,515
	SEA Holdings Ltd.	2,213,368	348,688
	Shangri-La Asia Ltd.	1,138,000	659,248
*	Shun Tak Holdings Ltd.	7,392,546	622,197
	Singamas Container Holdings Ltd.	10,986,000	962,886
#	SmarTone Telecommunications Holdings Ltd.	1,515,500	886,823
*	Soundwill Holdings Ltd.	1,232,500	969,606
*	South China Holdings Co. Ltd.	14,385,751	62,143

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Sun Hung Kai & Co. Ltd.	3,617,688	$1,629,623
	TAI Cheung Holdings Ltd.	2,977,000	1,266,366
	Tan Chong International Ltd.	3,879,000	717,222
	Tern Properties Co. Ltd.	146,000	33,849
	Texhong International Group Ltd.	84,500	51,170
	Texwinca Holdings Ltd.	6,290,000	696,395
	Tian Teck Land Ltd.	432,000	117,579
	Transport International Holdings Ltd.	1,323,029	1,516,362
#	United Laboratories International Holdings Ltd.	4,282,000	8,026,832
	Upbest Group Ltd.	4,476,000	389,980
	Vedan International Holdings Ltd.	5,500,000	457,816
	VSTECS Holdings Ltd.	2,288,000	2,647,932
*	Wai Kee Holdings Ltd.	22,000	2,031
*	Wang On Group Ltd.	28,000,000	82,270
#	Wing On Co. International Ltd.	2,095,500	3,386,703
	Wing Tai Properties Ltd.	172,749	37,181
*	Xingye Alloy Materials Group Ltd.	1,406,000	180,776
	Yue Yuen Industrial Holdings Ltd.	7,232,500	11,312,129
TOTAL HONG KONG			220,980,913
IRELAND — (0.1%)
	Cairn Homes PLC	1,131,595	2,808,565
	Dalata Hotel Group PLC	1,134,261	8,246,858
*Ω	Glenveagh Properties PLC	1,907,276	4,067,963
*	Permanent TSB Group Holdings PLC	47,231	112,123
TOTAL IRELAND			15,235,509
ISRAEL — (1.1%)
	Alrov Properties & Lodgings Ltd.	13,259	986,753
*	Ashdod Refinery Ltd.	7,587	130,469
	AudioCodes Ltd. (AUDC US)	1,954	19,579
	Ayalon Holdings Ltd.	4,944	84,436
		Shares	Value»
ISRAEL — (Continued)
#	Azorim-Investment Development & Construction Co. Ltd.	805,226	$5,209,322
	Carasso Motors Ltd.	322,285	3,802,841
*	Cellcom Israel Ltd. (CEL IT)	444,775	4,020,180
*	Cellcom Israel Ltd. (CELJF US)	29,907	266,471
*	Cielo-Blu Group Ltd.	27,416	33,072
	Clal Insurance Enterprises Holdings Ltd.	182,909	8,769,406
	Delek Automotive Systems Ltd.	15,822	123,707
	Delta Galil Ltd.	8,866	470,457
#	Direct Finance of Direct Group 2006 Ltd.	1,984	308,719
*	Dor Alon Energy in Israel 1988 Ltd.	22,296	881,219
*	Equital Ltd.	394,618	17,123,307
*	Gilat Satellite Networks Ltd.	82,400	617,248
*	Hagag Group Real Estate Development	28,991	181,606
	Harel Insurance Investments & Financial Services Ltd.	177,072	5,337,969
#*	IES Holdings Ltd.	8,596	748,655
	Isracard Ltd.	1,233,352	5,051,868
	Isras Investment Co. Ltd.	13,744	3,729,268
	Issta Ltd.	2,889	89,794
*	Kamada Ltd. (KMDA US)	4,138	30,580
	Kardan Real Estate Enterprise & Development Ltd.	10,908	19,715
	Kerur Holdings Ltd.	11,372	281,156
	Klil Industries Ltd.	477	31,563
	Land Development Nimrodi Group Ltd.	4,945	52,471
	Mediterranean Towers Ltd.	400,161	1,445,874
	Menora Mivtachim Holdings Ltd.	412,105	35,824,252
	Meshulam Levinstein Contracting & Engineering Ltd.	3,382	495,723
	Migdal Insurance & Financial Holdings Ltd.	749,834	2,288,384
	Mivtach Shamir Holdings Ltd.	13,037	1,060,329

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Nawi Group Ltd.	81,868	$1,430,201
	Neto Malinda Trading Ltd.	5,098	213,397
	Oil Refineries Ltd.	23,534,944	6,156,770
#	Palram Industries 1990 Ltd.	56,555	1,232,530
	Paz Retail & Energy Ltd.	85,385	15,787,737
*	Perion Network Ltd.	5,976	64,795
#	Plasson Industries Ltd.	10,355	623,364
#	Prashkovsky Investments & Construction Ltd.	48,826	1,872,215
*	Scope Metals Group Ltd.	18,398	821,195
	Summit Real Estate Holdings Ltd.	545,146	10,347,639
Ω	Tamar Petroleum Ltd.	219,905	2,627,272
*	Tera Light Ltd.	129,675	433,842
TOTAL ISRAEL			141,127,350
ITALY — (7.2%)
	A2A SpA	7,241,573	17,645,908
	ACEA SpA	43,978	975,972
	Ariston Holding NV	246,135	1,281,386
	Banca IFIS SpA	311,359	8,622,947
#	Banca Monte dei Paschi di Siena SpA	12,949,302	110,242,861
*Ω	Banca Sistema SpA	499,240	1,070,258
	Banco di Desio e della Brianza SpA	505,352	4,323,751
#	Biesse SpA	72,478	590,850
#	BPER Banca SpA	28,067,457	276,198,271
#	Brembo NV	120,096	1,151,331
	Buzzi SpA	1,563,705	81,656,005
	Cairo Communication SpA	786,092	2,444,056
	Cementir Holding NV	1,264,274	18,782,039
*	CIR SpA-Compagnie Industriali	7,962,973	6,136,172
	Credito Emiliano SpA	1,477,196	22,392,067
	d'Amico International Shipping SA	707,426	2,915,358
#	Danieli & C Officine Meccaniche SpA (DAN IM)	291,919	12,544,312
	Danieli & C Officine Meccaniche SpA (DANR IM)	398,888	12,968,604
#	Emak SpA	853,540	848,154
Ω	Enav SpA	45,028	197,539
	ERG SpA	276,607	5,992,532
#	Esprinet SpA	229,086	1,088,375
#	Ferretti SpA	421,310	1,271,082
	Fila SpA	291,350	2,872,036
		Shares	Value»
ITALY — (Continued)
#	FNM SpA	2,463,226	$1,146,755
	GPI SpA	11,826	209,778
	Hera SpA	1,397,225	5,978,669
#	IMMSI SpA	2,171,429	1,253,647
	Industrie De Nora SpA	6,955	52,242
Ω	Italmobiliare SpA	114,256	3,679,036
	Iveco Group NV	2,625,170	54,261,816
#	MFE-MediaForEurope NV (MFEA IM), Class A	2,052,489	6,504,748
#	MFE-MediaForEurope NV (MFEB IM), Class B	620,055	2,786,455
	Nexi SpA	3,852,805	22,000,416
	Orsero SpA	88,196	1,419,056
Ω	OVS SpA	5,039,445	20,861,629
Ω	Pirelli & C SpA	4,985,116	33,606,506
	Rizzoli Corriere Della Sera Mediagroup SpA	1,578,533	1,845,244
#*	Safilo Group SpA	838,780	1,040,917
#*	Salvatore Ferragamo SpA	177,246	1,002,378
#	Sogefi SpA	254,519	793,198
#*	Telecom Italia SpA (TIT IM)	158,226,578	72,710,254
*	Telecom Italia SpA (TITR IM)	10,685,986	5,503,032
*	TREVI - Finanziaria Industriale SpA	208,743	80,166
	Unipol Assicurazioni SpA	5,421,824	108,749,325
TOTAL ITALY			939,697,133
JAPAN — (24.9%)
	77 Bank Ltd.	898,100	31,021,894
#	Achilles Corp.	171,500	1,258,901
#	AD Works Group Co. Ltd.	384,599	899,856
	ADEKA Corp.	92,100	1,817,620
#	AEON Financial Service Co. Ltd.	1,100,014	9,891,900
#	Ahresty Corp.	71,400	376,866
	Aichi Corp.	239,400	2,042,273
#	Aichi Steel Corp.	323,336	4,921,149
	Aichi Tokei Denki Co. Ltd.	112,363	1,782,721
	Aida Engineering Ltd.	206,822	1,248,667
	Aiful Corp.	464,000	1,371,039
	Ainavo Holdings Co. Ltd.	39,200	186,101
	Aiphone Co. Ltd.	214,300	4,034,985
#	Airport Facilities Co. Ltd.	400,400	2,500,505
	Aisan Industry Co. Ltd.	766,630	8,475,376

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Akatsuki Corp.	30,400	$106,413
	Akatsuki, Inc.	27,600	544,584
#*	Akebono Brake Industry Co. Ltd.	186,799	130,625
#	Albis Co. Ltd.	71,788	1,579,915
	Alconix Corp.	415,925	5,819,167
	Alfresa Holdings Corp.	131,200	1,904,498
#	Alinco, Inc.	63,100	435,829
#	Alpen Co. Ltd.	318,612	5,087,719
	Alpha Corp.	12,100	96,194
	Alps Alpine Co. Ltd.	2,945,480	31,205,275
#	Anabuki Kosan, Inc.	28,700	381,414
	AOKI Holdings, Inc.	467,200	5,310,408
	Aoyama Trading Co. Ltd.	400,119	6,069,576
#	Arakawa Chemical Industries Ltd.	113,353	846,256
	Arata Corp.	195,500	4,168,699
#	Araya Industrial Co. Ltd.	25,100	831,432
#	ARCLANDS Corp.	279,600	3,228,332
	Arcs Co. Ltd.	433,400	8,720,713
#	Arisawa Manufacturing Co. Ltd.	421,782	4,314,574
	Artience Co. Ltd.	529,000	11,202,145
#	Artnature, Inc.	31,100	165,155
	Asahi Co. Ltd.	15,700	139,741
	Asahi Diamond Industrial Co. Ltd.	479,636	2,367,834
#	Asahi Kogyosha Co. Ltd.	353,396	5,997,430
	Asahi Printing Co. Ltd.	11,900	71,554
	Ashimori Industry Co. Ltd.	82,299	1,542,077
	Asia Pile Holdings Corp.	544,800	3,618,373
	ASKA Pharmaceutical Holdings Co. Ltd.	332,000	5,424,153
#	Astena Holdings Co. Ltd.	611,900	1,994,010
	Asti Corp.	12,200	155,443
	Autobacs Seven Co. Ltd.	70,900	691,707
	Awa Bank Ltd.	261,901	5,551,939
	Bando Chemical Industries Ltd.	554,600	6,602,980
	Bank of Nagoya Ltd.	157,504	9,166,461
	Bank of Saga Ltd.	162,134	2,937,076
	Bank of the Ryukyus Ltd.	115,513	942,400
	Belluna Co. Ltd.	781,952	4,962,676
	BML, Inc.	17,900	415,698
	Buffalo, Inc.	1,600	25,222
	Bunka Shutter Co. Ltd.	257,600	4,360,136
		Shares	Value»
JAPAN — (Continued)
	Business Brain Showa-Ota, Inc.	800	$14,557
	Canon Electronics, Inc.	294,199	4,970,731
#	Carlit Co. Ltd.	430,600	3,705,639
	Cawachi Ltd.	292,400	5,346,026
	Central Glass Co. Ltd.	539,000	11,642,738
#	Chiba Kogyo Bank Ltd.	878,442	8,673,394
#	Chino Corp.	5,400	85,708
#	Chiyoda Integre Co. Ltd.	154,500	3,150,490
#	Chori Co. Ltd.	119,300	3,017,518
	Chubu Shiryo Co. Ltd.	489,284	5,434,492
	Chubu Steel Plate Co. Ltd.	19,400	279,838
	Chudenko Corp.	235,560	5,716,850
#	Chuetsu Pulp & Paper Co. Ltd.	81,800	920,460
#	Chugai Ro Co. Ltd.	16,100	389,795
	Chugin Financial Group, Inc.	1,022,200	13,270,978
	Chuo Gyorui Co. Ltd.	48,800	1,241,013
#	Chuo Spring Co. Ltd.	117,431	2,361,992
#	Chuo Warehouse Co. Ltd.	49,100	468,351
	Citizen Watch Co. Ltd.	2,823,200	16,945,998
#	CK-San-Etsu Co. Ltd.	9,900	258,980
	Cleanup Corp.	149,300	716,016
#	CMK Corp.	673,500	1,639,584
#	Cosel Co. Ltd.	130,100	1,005,542
#	Cosmos Initia Co. Ltd.	3,000	28,241
	CTI Engineering Co. Ltd.	150,300	3,011,998
	Dai Nippon Toryo Co. Ltd.	202,750	1,667,920
	Dai-Dan Co. Ltd.	8,000	243,285
#	Daido Kogyo Co. Ltd.	8,689	75,147
#	Daido Metal Co. Ltd.	233,370	1,065,600
	Daido Steel Co. Ltd.	1,835,500	14,134,141
#	Daihatsu Infinearth Mfg Co. Ltd.	367,700	6,413,708
	Daiho Corp.	544,800	3,006,477
	Daiichi Jitsugyo Co. Ltd.	391,000	6,615,353
	Daiichi Kensetsu Corp.	12,800	261,870
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	49,400	224,096
	Daiki Aluminium Industry Co. Ltd.	49,399	341,364

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daikyonishikawa Corp.	280,849	$1,325,788
	Dainichi Co. Ltd.	209,100	1,077,794
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	145,707	3,273,207
	Daio Paper Corp.	128,299	714,760
	Daishi Hokuetsu Financial Group, Inc.	1,153,886	28,240,209
#	Daishinku Corp.	167,325	648,925
	Daisue Construction Co. Ltd.	167,300	2,587,552
	Daito Pharmaceutical Co. Ltd.	250,064	1,998,556
	Daiwa Industries Ltd.	17,700	196,749
	DCM Holdings Co. Ltd.	1,772,510	16,851,516
#	Denka Co. Ltd.	177,550	2,503,512
#	Denyo Co. Ltd.	327,400	6,494,464
	DIC Corp.	1,092,182	21,558,118
#	DKS Co. Ltd.	94,679	3,239,306
	DMW Corp.	45,400	1,401,003
	Doshisha Co. Ltd.	136,200	2,271,931
	Dowa Holdings Co. Ltd.	359,500	11,740,266
#	DyDo Group Holdings, Inc.	8,600	151,878
	Eagle Industry Co. Ltd.	407,899	6,522,776
#	EDION Corp.	2,078,900	27,642,829
	EF-ON, Inc.	34,239	78,737
#	Ehime Bank Ltd.	204,870	1,467,565
	Eizo Corp.	109,000	1,550,866
	EJ Holdings, Inc.	68,300	811,289
	Endo Lighting Corp.	187,200	2,958,224
	Enomoto Co. Ltd.	46,417	444,792
#	Enplas Corp.	700	24,400
#	Eslead Corp.	182,700	5,629,335
	Exedy Corp.	480,136	15,072,464
	EXEO Group, Inc.	252,500	3,316,609
	FALCO HOLDINGS Co. Ltd.	11,900	189,101
	FCC Co. Ltd.	519,945	10,436,366
	Feed One Co. Ltd.	358,280	2,570,793
	Ferrotec Corp.	466,114	11,179,474
#	FIDEA Holdings Co. Ltd.	30,896	311,547
#	First Bank of Toyama Ltd.	612,100	4,387,639
#	FJ Next Holdings Co. Ltd.	434,760	3,501,550
	Foster Electric Co. Ltd.	112,190	1,400,209
	F-Tech, Inc.	8,300	39,778
#	Fuji Co. Ltd.	12,300	165,496
	Fuji Corp. Ltd.	165,246	757,741
		Shares	Value»
JAPAN — (Continued)
#	Fuji Die Co. Ltd.	10,200	$51,650
#	Fuji Oil Co. Ltd.	221,799	490,553
#	Fuji Pharma Co. Ltd.	147,500	1,362,273
	Fuji Seal International, Inc.	203,270	3,734,416
#	Fujicco Co. Ltd.	58,300	627,016
	Fujikura Composites, Inc.	400,700	4,227,893
#	Fujikura Kasei Co. Ltd.	83,500	311,294
#	Fujisash Co. Ltd.	28,400	135,007
	Fujishoji Co. Ltd.	25,900	181,544
#	FuKoKu Co. Ltd.	188,600	2,188,695
	Fukuda Corp.	104,800	3,696,122
#	Fukui Bank Ltd.	33,600	422,142
	Fukuyama Transporting Co. Ltd.	285,162	6,789,404
*	Furukawa Battery Co. Ltd.	4,700	43,144
	Furukawa Co. Ltd.	436,056	6,936,749
	Furukawa Electric Co. Ltd.	954,102	57,629,382
	Furuno Electric Co. Ltd.	390,400	11,260,419
#	Fuso Pharmaceutical Industries Ltd.	42,001	615,446
	Futaba Industrial Co. Ltd.	1,140,900	6,134,308
	Fuyo General Lease Co. Ltd.	618,600	16,709,977
	Gakken Holdings Co. Ltd.	204,000	1,294,987
	Gecoss Corp.	282,700	2,436,883
	Geo Holdings Corp.	370,300	4,025,672
	GLOBERIDE, Inc.	38,300	573,070
	Glory Ltd.	380,752	9,790,627
	Godo Steel Ltd.	121,100	3,055,713
#	Goldcrest Co. Ltd.	157,930	3,455,854
	Grandy House Corp.	199,500	726,032
	GS Yuasa Corp.	640,100	11,487,410
#	GSI Creos Corp.	179,414	2,518,293
	G-Tekt Corp.	453,549	5,588,849
#	Gun-Ei Chemical Industry Co. Ltd.	34,000	648,216
	Gunma Bank Ltd.	5,461,696	51,142,940
	Gunze Ltd.	622,992	15,785,048
	H.U. Group Holdings, Inc.	2,971	63,838
	H2O Retailing Corp.	1,135,939	15,010,339
	Hagihara Industries, Inc.	64,105	668,822
	Hagiwara Electric Holdings Co. Ltd.	126,498	2,881,326
	Hamakyorex Co. Ltd.	325,100	3,145,732
	Hanwa Co. Ltd.	631,000	25,419,477
#	Harima Chemicals Group, Inc.	68,000	379,797

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hashimoto Sogyo Holdings Co. Ltd.	7,800	$66,299
	Heiwa Corp.	234,700	3,251,660
	Heiwado Co. Ltd.	441,010	8,509,232
#	Hibiya Engineering Ltd.	110,500	3,006,693
#*	Hino Motors Ltd.	970,787	2,359,408
#	Hirakawa Hewtech Corp.	94,733	1,024,792
#	Hirano Tecseed Co. Ltd.	17,600	181,584
	Hirata Corp.	114,496	1,619,235
	Hirogin Holdings, Inc.	3,637,581	31,729,895
#	Hisaka Works Ltd.	139,800	1,348,535
#	Hodogaya Chemical Co. Ltd.	98,448	980,873
#	Hokkaido Coca-Cola Bottling Co. Ltd.	130,098	2,959,218
	Hokkan Holdings Ltd.	79,500	1,054,187
#	Hokko Chemical Industry Co. Ltd.	361,100	3,568,742
	Hokkoku Financial Holdings, Inc.	435,916	16,128,951
#	Hokuetsu Corp.	2,414,074	16,245,046
	Hokuhoku Financial Group, Inc.	1,279,210	27,020,025
	Hokuriku Electric Industry Co. Ltd.	112,268	1,548,445
#	Hokuriku Electrical Construction Co. Ltd.	184,720	1,650,584
#	H-One Co. Ltd.	5,100	47,650
	Hoosiers Holdings Co. Ltd.	257,600	2,305,644
	Hosiden Corp.	944,500	14,683,152
#	Hosokawa Micron Corp.	2,300	82,131
#	Howa Machinery Ltd.	67,620	466,329
	Hyakugo Bank Ltd.	2,616,190	12,939,939
	Hyakujushi Bank Ltd.	112,099	3,686,994
	Ichikawa Co. Ltd.	3,800	45,475
#	Ichiken Co. Ltd.	52,203	1,080,242
	Ichikoh Industries Ltd.	287,700	726,628
	Ichinen Holdings Co. Ltd.	185,800	2,116,508
	Icom, Inc.	4,300	82,583
#	Iino Kaiun Kaisha Ltd.	574,600	3,939,549
#	Inaba Seisakusho Co. Ltd.	115,800	1,368,942
	Inabata & Co. Ltd.	611,100	13,258,751
	Ines Corp.	427,100	4,992,846
	INFRONEER Holdings, Inc.	755,900	6,388,158
	Innotech Corp.	320,700	3,134,562
	Iriso Electronics Co. Ltd.	101,499	1,949,877
#	Iseki & Co. Ltd.	112,113	1,040,946
		Shares	Value»
JAPAN — (Continued)
	Ishihara Sangyo Kaisha Ltd.	760,400	$10,987,079
	Ishizuka Glass Co. Ltd.	16,199	289,483
	Itochu Enex Co. Ltd.	507,700	6,816,337
	Itochu-Shokuhin Co. Ltd.	82,200	5,519,707
	Itoham Yonekyu Holdings, Inc.	289,940	9,780,561
	IwaiCosmo Holdings, Inc.	426,000	6,862,976
	Iwatani Corp.	320,100	3,366,935
	Iyogin Holdings, Inc.	1,532,200	17,804,817
	Izumi Co. Ltd.	116,700	2,456,722
	J Trust Co. Ltd.	10,000	29,384
#	Jaccs Co. Ltd.	437,900	11,872,782
#	JAFCO Group Co. Ltd.	447,500	7,353,556
#	JANOME Corp.	261,100	1,982,255
#	Japan Cash Machine Co. Ltd.	10,000	62,953
#	Japan Electronic Materials Corp.	3,000	48,103
#	Japan Foundation Engineering Co. Ltd.	225,300	1,038,181
	Japan Medical Dynamic Marketing, Inc.	39,000	135,566
	Japan Oil Transportation Co. Ltd.	36,321	755,272
#	Japan Pulp & Paper Co. Ltd.	2,185,500	9,478,783
	Japan Securities Finance Co. Ltd.	342,100	4,140,202
	Japan Transcity Corp.	844,100	6,480,192
	Japan Wool Textile Co. Ltd.	781,900	7,221,547
	Jichodo Co. Ltd.	300	19,103
#	JK Holdings Co. Ltd.	260,000	2,084,860
#	JMS Co. Ltd.	130,661	382,963
	J-Oil Mills, Inc.	313,700	4,309,102
	Joshin Denki Co. Ltd.	140,639	2,295,489
	JSP Corp.	157,999	1,984,794
	JTEKT Corp.	614,079	5,306,785
	Juroku Financial Group, Inc.	424,900	14,653,829
#	K&O Energy Group, Inc.	253,000	4,839,299
	Kamei Corp.	564,500	9,561,043
#	Kanaden Corp.	340,900	4,265,610
	Kanadevia Corp.	18,400	124,184
	Kanagawa Chuo Kotsu Co. Ltd.	1,600	38,815
	Kanamoto Co. Ltd.	374,941	8,409,197
	Kandenko Co. Ltd.	909,977	21,556,452

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kaneka Corp.	680,600	$19,265,530
	Kanematsu Corp.	333,630	6,268,287
#	Kanto Denka Kogyo Co. Ltd.	198,529	1,121,956
	Katakura Industries Co. Ltd.	133,500	2,313,084
	Kawada Technologies, Inc.	284,500	7,407,447
	Kawai Musical Instruments Manufacturing Co. Ltd.	9,508	164,581
	Keihin Co. Ltd.	31,700	569,554
	KEIWA, Inc.	14,100	116,222
	Keiyo Bank Ltd.	1,178,570	8,855,757
	KEL Corp.	5,200	47,901
#	Kenko Mayonnaise Co. Ltd.	139,730	1,729,679
#	Kimoto Co. Ltd.	38,200	59,017
	Kimura Unity Co. Ltd.	193,200	1,058,458
#	Kitagawa Corp.	50,119	472,716
#	Kita-Nippon Bank Ltd.	10,643	238,445
	Kitano Construction Corp.	86,527	2,352,700
	Kitz Corp.	491,900	4,125,935
	Kiyo Bank Ltd.	323,800	5,890,620
#*	KNT-CT Holdings Co. Ltd.	2,848	19,567
	Koa Corp.	175,578	1,229,451
#	Koatsu Gas Kogyo Co. Ltd.	211,400	1,528,784
	Kohnan Shoji Co. Ltd.	189,376	4,890,093
#	Koike Sanso Kogyo Co. Ltd.	19,500	178,757
	Kojima Co. Ltd.	112,200	895,979
#	Komatsu Matere Co. Ltd.	5,035	25,657
	Komatsu Wall Industry Co. Ltd.	308,800	5,059,962
	Komeri Co. Ltd.	479,000	9,867,553
	Komori Corp.	200,671	1,931,989
*	Konica Minolta, Inc.	890,290	2,894,415
	Konoike Transport Co. Ltd.	395,200	8,457,649
#	Konoshima Chemical Co. Ltd.	5,388	46,200
	KPP Group Holdings Co. Ltd.	494,812	2,542,919
	Krosaki Harima Corp.	5,800	132,832
#	KRS Corp.	213,300	4,796,435
	K's Holdings Corp.	556,700	5,568,836
	KU Holdings Co. Ltd.	213,600	1,647,248
#	Kumagai Gumi Co. Ltd.	234,685	6,981,645
	Kumiai Chemical Industry Co. Ltd.	505,100	2,722,436
#	Kurabo Industries Ltd.	271,400	14,404,044
	Kureha Corp.	283,700	6,469,844
		Shares	Value»
JAPAN — (Continued)
	Kurimoto Ltd.	178,600	$9,290,399
	Kuriyama Holdings Corp.	109,370	1,110,407
	KVK Corp.	2,500	32,515
	KYB Corp.	605,600	13,016,940
	Kyodo Printing Co. Ltd.	313,200	2,876,793
	Kyoei Steel Ltd.	292,843	4,208,120
#	Kyokuto Boeki Kaisha Ltd.	6,600	66,793
	Kyokuto Kaihatsu Kogyo Co. Ltd.	586,750	10,166,917
#	Kyokuto Securities Co. Ltd.	87,957	854,331
	Kyokuyo Co. Ltd.	62,799	1,943,696
	Kyorin Pharmaceutical Co. Ltd.	182,499	1,833,887
	Kyosan Electric Manufacturing Co. Ltd.	853,900	2,847,364
#	Kyowa Electronic Instruments Co. Ltd.	232,900	833,298
	Kyowa Leather Cloth Co. Ltd.	122,300	654,474
	Kyushu Financial Group, Inc.	223,780	1,142,808
	Kyushu Leasing Service Co. Ltd.	82,000	675,908
	Lintec Corp.	156,600	3,139,945
#	Look Holdings, Inc.	127,599	2,048,495
	Mabuchi Motor Co. Ltd.	110,500	1,597,650
	Maezawa Industries, Inc.	86,200	992,358
#	Maezawa Kasei Industries Co. Ltd.	224,500	2,946,998
	Maezawa Kyuso Industries Co. Ltd.	317,000	2,658,839
	Makino Milling Machine Co. Ltd.	341,012	26,080,042
#	Mamiya-Op Co. Ltd.	15,800	158,329
	Mandom Corp.	80,338	765,979
#	Mars Group Holdings Corp.	20,000	393,198
	Marubun Corp.	360,600	2,627,430
	Marudai Food Co. Ltd.	348,774	4,393,125
	Maruha Nichiro Corp.	608,204	12,631,673
	Maruichi Steel Tube Ltd.	215,500	5,209,796
#	MARUKA FURUSATO Corp.	122,514	1,927,669
#	Maruyama Manufacturing Co., Inc.	14,300	196,710

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruzen CHI Holdings Co. Ltd.	38,000	$81,032
	Maruzen Showa Unyu Co. Ltd.	291,200	13,879,292
	Matsuda Sangyo Co. Ltd.	215,700	5,136,758
#	Matsui Construction Co. Ltd.	272,400	2,290,176
	Maxell Ltd.	276,958	3,680,600
	Megmilk Snow Brand Co. Ltd.	638,069	12,058,369
#	Meiji Electric Industries Co. Ltd.	67,300	866,107
#	Meiji Shipping Group Co. Ltd.	15,400	71,642
	Meisei Industrial Co. Ltd.	484,900	5,022,171
	Meiwa Corp.	105,000	527,905
#	Meiwa Estate Co. Ltd.	194,500	1,340,354
	Menicon Co. Ltd.	33,190	256,718
	Mie Kotsu Group Holdings, Inc.	75,646	252,580
	Mikuni Corp.	21,352	42,558
#	Miraial Co. Ltd.	84,362	609,412
	Mirait One Corp.	902,609	16,150,228
#	Mirarth Holdings, Inc.	716,146	1,832,208
#	Mitani Sangyo Co. Ltd.	146,500	383,292
#	Mito Securities Co. Ltd.	214,771	741,575
	Mitsuba Corp.	339,641	1,923,901
	Mitsubishi Kakoki Kaisha Ltd.	312,000	4,596,210
	Mitsubishi Materials Corp.	1,758,976	26,865,968
#	Mitsubishi Paper Mills Ltd.	100,035	442,137
#	Mitsubishi Steel Manufacturing Co. Ltd.	169,116	1,860,721
	Mitsui DM Sugar Co. Ltd.	207,506	4,251,737
#	Mitsui E&S Co. Ltd.	13,500	281,265
#	Mitsui Matsushima Holdings Co. Ltd.	11,800	452,732
	Mitsui Mining & Smelting Co. Ltd.	841,685	35,599,624
	Mitsuuroko Group Holdings Co. Ltd.	443,400	6,271,691
	Miyazaki Bank Ltd.	64,826	1,715,310
	Miyoshi Oil & Fat Co. Ltd.	22,600	289,399
	Mizuho Leasing Co. Ltd.	1,902,300	14,611,683
	Mizuno Corp.	92,937	1,692,952
#	MORESCO Corp.	7,300	62,643
		Shares	Value»
JAPAN — (Continued)
	Morinaga Milk Industry Co. Ltd.	9,200	$200,074
*	Moriroku Co. Ltd.	79,499	1,274,709
	Morita Holdings Corp.	140,100	2,128,659
	Morito Co. Ltd.	156,500	1,596,003
#	Mory Industries, Inc.	599,500	3,576,151
#	MrMax Holdings Ltd.	133,475	756,500
#	Murakami Corp.	58,700	2,551,501
	Musashi Seimitsu Industry Co. Ltd.	109,500	2,357,464
	Musashino Bank Ltd.	331,378	8,171,314
	Muto Seiko Co.	5,100	54,683
	Nachi-Fujikoshi Corp.	89,888	1,922,662
	Nadex Co. Ltd.	4,300	26,793
	Nafco Co. Ltd.	94,700	1,174,990
	Nagano Keiki Co. Ltd.	36,900	510,092
	Nagase & Co. Ltd.	1,468,200	28,934,796
	Nakabayashi Co. Ltd.	232,200	796,439
	Nakano Corp.	24,800	126,101
#	Nakayama Steel Works Ltd.	464,300	1,964,523
	Nanto Bank Ltd.	111,346	3,339,427
	Narasaki Sangyo Co. Ltd.	34,900	833,547
	Nasu Denki Tekko Co. Ltd.	6,600	589,182
	NEC Capital Solutions Ltd.	222,900	5,665,900
	Neturen Co. Ltd.	742,200	5,857,121
	NHK Spring Co. Ltd.	2,597,100	29,242,437
#	Nicca Chemical Co. Ltd.	37,899	317,386
	Nice Corp.	28,100	342,694
	Nichicon Corp.	103,300	884,722
	Nichiden Corp.	44,800	846,351
	Nichiha Corp.	40,000	833,050
	Nichimo Co. Ltd.	115,100	1,787,959
	Nichireki Group Co. Ltd.	461,800	9,044,343
	Nichirin Co. Ltd.	113,560	2,668,683
#	Nihon Chouzai Co. Ltd.	121,823	2,829,954
	Nihon Denkei Co. Ltd.	75,950	1,076,591
#	Nihon House Holdings Co. Ltd.	114,497	233,995
	Nihon Kagaku Sangyo Co. Ltd.	86,300	1,290,745
	Nihon Nohyaku Co. Ltd.	595,900	3,501,557
	Nihon Parkerizing Co. Ltd.	78,800	718,822
	Nihon Tokushu Toryo Co. Ltd.	146,300	1,980,078
	Nihon Yamamura Glass Co. Ltd.	31,599	559,382
	Nikkiso Co. Ltd.	814,204	7,280,680
#	Nikko Co. Ltd.	479,200	2,399,916

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nikkon Holdings Co. Ltd.	1,391,800	$31,348,489
	Nippi, Inc.	14,300	1,021,273
	Nippn Corp.	588,900	8,492,046
	Nippon Beet Sugar Manufacturing Co. Ltd.	79,799	1,272,294
	Nippon Carbide Industries Co., Inc.	66,406	833,994
	Nippon Carbon Co. Ltd.	4,100	112,071
#	Nippon Chemical Industrial Co. Ltd.	52,083	731,321
#*	Nippon Chemi-Con Corp.	147,784	1,219,563
	Nippon Coke & Engineering Co. Ltd.	110,552	68,498
#	Nippon Concrete Industries Co. Ltd.	568,099	1,139,205
	Nippon Denko Co. Ltd.	736,100	1,372,810
	Nippon Densetsu Kogyo Co. Ltd.	396,999	7,537,945
	Nippon Electric Glass Co. Ltd.	1,185,900	31,742,196
	Nippon Hume Corp.	430,700	7,460,346
	Nippon Kayaku Co. Ltd.	994,000	9,281,921
	Nippon Kodoshi Corp.	1,000	12,519
	Nippon Light Metal Holdings Co. Ltd.	446,517	5,181,356
	Nippon Paper Industries Co. Ltd.	723,057	5,319,723
	Nippon Rietec Co. Ltd.	24,940	326,865
	Nippon Seiki Co. Ltd.	497,000	5,092,166
#	Nippon Seisen Co. Ltd.	238,400	1,722,518
	Nippon Sharyo Ltd.	36,399	578,820
	Nippon Sheet Glass Co. Ltd.	739,307	2,448,285
	Nippon Shinyaku Co. Ltd.	10,000	215,310
	Nippon Shokubai Co. Ltd.	1,220,300	13,873,551
	Nippon Signal Co. Ltd.	473,609	3,512,570
	Nippon Soda Co. Ltd.	881,800	19,991,511
	Nippon Thompson Co. Ltd.	672,263	2,676,521
#	Nippon Yakin Kogyo Co. Ltd.	261,546	7,227,692
	Nipro Corp.	804,996	7,412,185
	Nishikawa Rubber Co. Ltd.	37,800	714,653
		Shares	Value»
JAPAN — (Continued)
	Nishi-Nippon Financial Holdings, Inc.	1,992,400	$31,471,286
	Nishio Holdings Co. Ltd.	196,700	5,490,134
	Nissan Shatai Co. Ltd.	36,900	254,590
	Nissan Tokyo Sales Holdings Co. Ltd.	510,600	1,679,866
#	Nissei Plastic Industrial Co. Ltd.	237,300	1,401,305
	Nissha Co. Ltd.	421,815	3,745,481
	Nisshin Group Holdings Co. Ltd.	756,000	2,630,452
	Nisshin Oillio Group Ltd.	619,200	21,053,692
	Nisshinbo Holdings, Inc.	1,850,374	11,757,330
	Nissui Corp.	1,329,700	7,763,142
	Nitta Corp.	150,696	4,118,111
	Nitta Gelatin, Inc.	99,437	604,010
#	Nittetsu Mining Co. Ltd.	287,598	14,127,452
	Nitto Fuji Flour Milling Co. Ltd.	62,500	3,032,280
#	Nitto Kohki Co. Ltd.	45,700	583,019
#	Nitto Seiko Co. Ltd.	483,147	2,008,236
#	Nittoku Co. Ltd.	45,000	609,252
	Nojima Corp.	8,700	198,883
	NOK Corp.	894,320	13,569,634
	Noritake Co. Ltd.	417,100	11,867,420
	Noritsu Koki Co. Ltd.	580,200	6,066,387
	Noritz Corp.	279,762	3,549,692
	North Pacific Bank Ltd.	4,002,800	17,223,348
	NPR-RIKEN Corp.	315,445	5,306,921
#	NS United Kaiun Kaisha Ltd.	224,700	6,235,875
	NSK Ltd.	506,200	2,422,442
#	NTN Corp.	6,022,348	10,275,008
	Ogaki Kyoritsu Bank Ltd.	42,030	791,584
#	Ohara, Inc.	52,300	406,940
#	Ohashi Technica, Inc.	183,800	2,615,172
	Oiles Corp.	36,400	517,504
	Oita Bank Ltd.	1,200	37,573
	Okabe Co. Ltd.	212,359	1,224,597
	Okamoto Industries, Inc.	400	13,546
	Okamoto Machine Tool Works Ltd.	14,900	483,958
	Okasan Securities Group, Inc.	1,185,900	5,130,514
	Oki Electric Industry Co. Ltd.	1,120,485	11,659,224
	Okinawa Financial Group, Inc.	167,228	3,788,080
	OKUMA Corp.	70,900	1,928,924
	Okumura Corp.	306,400	9,050,503

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okura Industrial Co. Ltd.	141,749	$4,094,684
#	Okuwa Co. Ltd.	175,592	1,084,754
	Onamba Co. Ltd.	6,800	45,268
#	Onoken Co. Ltd.	243,649	2,326,368
#	Orient Corp.	207,052	1,369,668
	Oriental Shiraishi Corp.	791,600	2,025,488
#	Osaka Steel Co. Ltd.	372,200	6,299,954
	Osaki Electric Co. Ltd.	500,360	3,470,964
#	OUG Holdings, Inc.	24,500	644,763
	Oyo Corp.	26,400	547,830
#	Pacific Industrial Co. Ltd.	891,024	12,155,821
#	Pack Corp.	78,900	592,959
	PALTAC Corp.	17,200	492,212
	Parker Corp.	31,800	207,269
	Pegasus Co. Ltd.	77,379	294,054
	PHC Holdings Corp.	17,500	107,248
	Pickles Holdings Co. Ltd.	4,595	30,115
#	Piolax, Inc.	465,587	5,396,612
	Press Kogyo Co. Ltd.	1,813,900	7,173,472
	Prima Meat Packers Ltd.	12,400	195,767
	Procrea Holdings, Inc.	83,346	844,366
	PS Construction Co. Ltd.	162,129	1,959,536
	Raiznext Corp.	11,000	136,260
	Rasa Corp.	105,200	1,071,826
	Rasa Industries Ltd.	102,000	2,867,048
#	Rengo Co. Ltd.	1,471,700	8,535,815
#*	RENOVA, Inc.	315,545	1,478,196
	Restar Corp.	127,700	2,293,309
#	Retail Partners Co. Ltd.	156,400	1,493,496
	Rheon Automatic Machinery Co. Ltd.	6,499	59,473
#	Rhythm Co. Ltd.	124,300	2,486,260
	Ricoh Leasing Co. Ltd.	358,800	13,056,213
	Riken Technos Corp.	926,300	7,134,690
	Rion Co. Ltd.	7,900	134,820
	Ryobi Ltd.	378,132	5,714,032
	RYODEN Corp.	367,300	7,032,813
	S Foods, Inc.	39,500	695,442
#	Sac's Bar Holdings, Inc.	5,800	31,246
	Sakai Chemical Industry Co. Ltd.	248,584	4,705,165
#	Sakai Heavy Industries Ltd.	141,200	1,952,178
	Sakata INX Corp.	367,030	5,220,717
	Sala Corp.	661,540	4,230,123
	San Holdings, Inc.	380,500	4,019,399
		Shares	Value»
JAPAN — (Continued)
	San ju San Financial Group, Inc.	102,300	$2,300,654
	San-Ai Obbli Co. Ltd.	688,300	9,278,151
	San-In Godo Bank Ltd.	2,961,500	24,937,668
	Sanki Engineering Co. Ltd.	139,100	4,092,696
	Sanko Gosei Ltd.	363,747	1,949,379
	Sanko Metal Industrial Co. Ltd.	41,100	1,947,360
#	Sankyo Seiko Co. Ltd.	299,500	1,224,734
	Sankyo Tateyama, Inc.	227,777	918,902
	Sankyu, Inc.	13,800	812,370
#	Sanoh Industrial Co. Ltd.	242,200	1,119,007
	Sansei Technologies, Inc.	94,723	1,107,615
	Sansha Electric Manufacturing Co. Ltd.	147,900	836,666
	Sanshin Electronics Co. Ltd.	7,400	121,426
	Sanyo Chemical Industries Ltd.	85,000	2,227,577
#	Sanyo Denki Co. Ltd.	78,700	4,879,860
#	Sanyo Industries Ltd.	42,000	1,120,098
#	Sanyo Shokai Ltd.	25,900	511,574
	Sanyo Trading Co. Ltd.	150,900	1,505,794
	Sata Construction Co. Ltd.	8,900	69,515
	Sato Corp.	14,800	209,313
#	Sato Shoji Corp.	236,800	2,629,989
	SAXA, Inc.	64,599	1,967,027
#*	SBI ARUHI Corp.	1,900	10,444
	Scroll Corp.	4,900	35,397
	SEC Carbon Ltd.	19,700	273,984
	Seibu Electric & Machinery Co. Ltd.	5,500	74,338
	Seika Corp.	82,166	2,815,086
	Seiko Group Corp.	243,264	6,762,451
	Sekisui Jushi Corp.	241,513	3,458,151
#	Sekisui Kasei Co. Ltd.	23,397	53,994
#	Senshu Ikeda Holdings, Inc.	4,018,444	17,104,531
#	Shibaura Machine Co. Ltd.	215,400	5,543,925
#	Shibusawa Logistics Corp.	163,600	4,735,268
	Shibuya Corp.	42,400	1,019,583
	Shiga Bank Ltd.	163,000	6,546,133
	Shikibo Ltd.	6,370	41,963
	Shikoku Bank Ltd.	267,099	2,209,190

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinagawa Refractories Co. Ltd.	527,900	$6,030,997
#	Shindengen Electric Manufacturing Co. Ltd.	45,499	781,255
	Shinko Shoji Co. Ltd.	89,900	590,588
	Shinmaywa Industries Ltd.	337,100	4,068,611
	Shinnihon Corp.	492,000	5,713,944
	Shinsho Corp.	342,197	4,785,386
	Shinwa Co. Ltd. (3447 JP)	43,400	223,986
	Shinwa Co. Ltd. (7607 JP)	2,700	61,010
	Shizuoka Gas Co. Ltd.	729,000	5,479,239
	Showa Sangyo Co. Ltd.	113,663	2,282,750
	Sigma Koki Co. Ltd.	4,200	37,052
	Siix Corp.	242,920	1,980,053
	Sinanen Holdings Co. Ltd.	119,700	5,205,352
	Sintokogio Ltd.	276,362	1,665,735
	SK-Electronics Co. Ltd.	18,563	347,118
	SKY Perfect JSAT Holdings, Inc.	2,834,700	26,845,316
	SMK Corp.	21,249	308,887
#	Soda Nikka Co. Ltd.	155,200	1,139,736
	Sodick Co. Ltd.	161,566	953,344
	Soft99 Corp.	88,100	938,133
	Soken Chemical & Engineering Co. Ltd.	172,000	1,887,338
#	Space Co. Ltd.	7,400	58,587
#	SPK Corp.	110,236	1,742,183
	Stanley Electric Co. Ltd.	9,300	175,393
	Star Mica Holdings Co. Ltd.	72,229	477,136
	Star Micronics Co. Ltd.	53,000	609,493
	Starzen Co. Ltd.	544,270	4,230,879
	Stella Chemifa Corp.	43,200	1,225,412
#	Subaru Enterprise Co. Ltd.	54,200	1,111,589
#	Sugimoto & Co. Ltd.	267,838	3,178,229
#	SUMCO Corp.	1,281,554	10,022,777
	Sumida Corp.	296,216	2,018,937
#	Suminoe Co. Ltd.	115,500	858,033
	Sumitomo Heavy Industries Ltd.	132,300	2,929,987
	Sumitomo Mitsui Construction Co. Ltd.	111,100	438,050
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Osaka Cement Co. Ltd.	429,824	$11,187,548
	Sumitomo Riko Co. Ltd.	707,924	8,964,823
#	Sumitomo Seika Chemicals Co. Ltd.	133,114	3,982,945
	Sumitomo Warehouse Co. Ltd.	1,109,800	23,018,573
	Sun Frontier Fudousan Co. Ltd.	489,000	6,846,191
#*	Suncall Corp.	40,800	103,591
#	Sun-Wa Technos Corp.	257,700	4,116,263
#	Suruga Bank Ltd.	2,652,300	24,421,587
	Suzuken Co. Ltd.	14,738	557,055
	Suzuki Co. Ltd.	203,923	2,500,236
	T RAD Co. Ltd.	64,900	2,118,866
	Tachibana Eletech Co. Ltd.	368,520	6,976,449
	Tachikawa Corp.	207,261	2,315,962
	Tachi-S Co. Ltd.	219,100	2,594,620
	Tadano Ltd.	228,000	1,640,421
#	Taihei Dengyo Kaisha Ltd.	242,100	10,408,794
	Taiheiyo Cement Corp.	1,120,921	27,391,766
#	Taiho Kogyo Co. Ltd.	100,499	421,985
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	6,900	115,696
	Taiyo Yuden Co. Ltd.	761,215	14,221,909
	Takamatsu Construction Group Co. Ltd.	166,800	3,400,689
	Takano Co. Ltd.	9,400	45,773
	Takaoka Toko Co. Ltd.	221,344	4,232,165
	Takara Holdings, Inc.	50,400	424,277
	Takara Standard Co. Ltd.	549,853	9,401,347
	Takasago International Corp.	167,510	8,030,748
	Takashima & Co. Ltd.	200,600	2,134,163
#	Takashimaya Co. Ltd.	1,745,934	13,492,944
	Take & Give Needs Co. Ltd.	9,500	56,575
#	TAKEBISHI Corp.	70,500	885,796
#	Tamura Corp.	507,938	1,622,606
	Tanabe Engineering Corp.	26,400	449,077
#	Tayca Corp.	113,183	928,541
	Tbk Co. Ltd.	129,700	271,291
	Techno Ryowa Ltd.	220,770	5,999,543
	Teijin Ltd.	1,283,626	10,910,450
#	Teikoku Tsushin Kogyo Co. Ltd.	158,200	2,537,360
#	Tera Probe, Inc.	24,596	547,088

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Terasaki Electric Co. Ltd.	19,800	$502,389
	Tess Holdings Co. Ltd.	222,400	644,253
	THK Co. Ltd.	139,992	3,935,031
	Tigers Polymer Corp.	212,200	1,229,023
	Toa Corp. (1885 JP)	1,057,400	13,209,555
#	Toa Corp. (6809 JP)	151,167	1,045,422
	TOA ROAD Corp.	430,700	4,609,236
	Toagosei Co. Ltd.	1,621,400	15,893,979
	TOBISHIMA HOLDINGS, Inc.	232,576	3,018,276
	Toda Corp.	1,960,100	12,499,870
	Toenec Corp.	1,078,900	9,510,699
	Togami Electric Manufacturing Co. Ltd.	13,600	355,369
#	Toho Bank Ltd.	942,545	2,294,854
#	Toho Holdings Co. Ltd.	36,600	1,235,158
#	Tohoku Bank Ltd.	45,014	349,019
#	Tokai Carbon Co. Ltd.	699,771	4,778,471
	Tokai Corp.	88,663	1,237,198
	Tokai Rika Co. Ltd.	809,900	12,967,192
	Tokai Tokyo Financial Holdings, Inc.	2,601,065	9,376,746
#	Tokushu Tokai Paper Co. Ltd.	161,381	4,201,828
	Tokuyama Corp.	966,667	20,700,860
#	Tokyo Energy & Systems, Inc.	439,210	4,836,197
	Tokyo Kiraboshi Financial Group, Inc.	337,888	14,568,238
	Tokyo Rope Manufacturing Co. Ltd.	161,100	1,440,158
#	Tokyo Sangyo Co. Ltd.	298,700	1,604,230
	Tokyo Steel Manufacturing Co. Ltd.	48,800	507,756
#	Tokyo Tekko Co. Ltd.	121,500	4,425,834
	Tokyu Construction Co. Ltd.	235,500	1,617,911
	Toli Corp.	929,700	3,463,621
	Tomato Bank Ltd.	35,600	311,579
#	Tomen Devices Corp.	17,800	691,670
#	Tomoe Corp.	634,100	6,419,846
	Tomoe Engineering Co. Ltd.	284,700	2,998,908
#	Tomoku Co. Ltd.	233,164	5,076,818
	TOMONY Holdings, Inc.	617,786	2,497,313
	Topre Corp.	357,299	4,894,924
	Topy Industries Ltd.	94,899	1,641,123
	Tosho Co. Ltd.	53,299	240,089
	Towa Bank Ltd.	250,602	1,272,498
		Shares	Value»
JAPAN — (Continued)
	Towa Pharmaceutical Co. Ltd.	142,840	$3,098,930
	Toyo Construction Co. Ltd.	263,900	2,884,147
#	Toyo Engineering Corp.	187,774	1,689,310
	Toyo Innovex Co. Ltd.	86,200	367,089
	Toyo Kanetsu KK	89,500	2,417,410
	Toyo Logistics Co. Ltd.	1,499	16,325
	Toyo Tanso Co. Ltd.	31,175	1,000,745
	Toyo Tire Corp.	1,301,392	27,564,853
	Toyo Wharf & Warehouse Co. Ltd.	33,199	321,182
	Toyobo Co. Ltd.	579,973	3,755,524
	Toyoda Gosei Co. Ltd.	318,601	6,723,764
	Toyota Boshoku Corp.	172,700	2,454,154
	TPR Co. Ltd.	226,471	3,167,203
	Trinity Industrial Corp.	12,100	91,478
	Trusco Nakayama Corp.	21,300	310,216
	TS Tech Co. Ltd.	1,125,800	13,517,703
#	TSI Holdings Co. Ltd.	639,005	4,469,591
	Tsubakimoto Chain Co.	1,213,916	17,038,313
#	Tsubakimoto Kogyo Co. Ltd.	62,100	1,101,556
	Tsukishima Holdings Co. Ltd.	462,530	7,031,336
	Tsukuba Bank Ltd.	297,767	505,878
	Tsumura & Co.	108,038	2,665,064
	Tsurumi Manufacturing Co. Ltd.	191,300	4,966,596
	TV Asahi Holdings Corp.	168,700	3,169,805
	Tv Tokyo Holdings Corp.	128,400	3,112,152
	TYK Corp.	467,200	1,836,576
	UACJ Corp.	649,269	25,549,962
	UBE Corp.	1,325,055	20,283,743
	Ueki Corp.	28,500	414,511
	Unipres Corp.	269,639	1,910,091
#	United Super Markets Holdings, Inc.	266,800	1,663,285
	Ushio, Inc.	19,400	237,960
	V Technology Co. Ltd.	7,800	152,978
	Valor Holdings Co. Ltd.	325,830	5,754,439
	Vital KSK Holdings, Inc.	124,700	1,049,119
	VT Holdings Co. Ltd.	197,564	609,411

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Wakachiku Construction Co. Ltd.	155,900	$5,227,253
	Wakita & Co. Ltd.	832,300	9,703,813
	Warabeya Nichiyo Holdings Co. Ltd.	162,768	2,911,306
#	Wellneo Sugar Co. Ltd.	177,200	2,699,178
	World Co. Ltd.	278,500	5,115,885
	World Holdings Co. Ltd.	1,100	17,368
	Wowow, Inc.	6,700	64,311
	Xebio Holdings Co. Ltd.	167,846	1,240,779
	Yahagi Construction Co. Ltd.	226,300	2,973,784
	YAMABIKO Corp.	387,345	5,626,664
	Yamae Group Holdings Co. Ltd.	20,736	356,191
	Yamaguchi Financial Group, Inc.	230,247	2,606,116
	Yamatane Corp.	406,198	6,923,639
#	Yamato Corp.	337,500	4,043,159
	Yamaya Corp.	51,100	890,981
	Yamazen Corp.	219,500	1,945,584
#	Yasuda Logistics Corp.	316,700	4,149,007
	Yellow Hat Ltd.	503,600	5,330,943
	Yodogawa Steel Works Ltd.	2,169,300	16,697,953
	Yokogawa Bridge Holdings Corp.	214,000	3,793,290
#	Yokorei Co. Ltd.	883,400	6,151,897
	Yokowo Co. Ltd.	87,775	910,633
	Yondenko Corp.	465,500	4,091,371
#	Yorozu Corp.	96,407	604,255
#	Yotai Refractories Co. Ltd.	7,800	88,516
	Yuasa Funashoku Co. Ltd.	39,299	1,249,406
	Yuasa Trading Co. Ltd.	47,000	1,460,240
	Yuken Kogyo Co. Ltd.	6,900	132,249
	Yurtec Corp.	1,000,000	16,369,923
	Yushiro, Inc.	154,200	2,210,267
	Yutaka Giken Co. Ltd.	15,500	278,755
	Zacros Corp.	66,600	1,735,564
	Zeon Corp.	590,900	6,271,517
TOTAL JAPAN			3,251,988,928
NETHERLANDS — (2.4%)
	Aalberts NV	205,784	6,577,321
	Acomo NV	45,113	1,144,421
	Aegon Ltd. (AEG US)	1,011,928	7,184,689
	Aegon Ltd. (AGN NA)	900,095	6,432,554
	Allfunds Group PLC	267,008	1,848,818
		Shares	Value»
NETHERLANDS — (Continued)
*	AMG Critical Materials NV	91,534	$2,577,313
	Aperam SA	780,246	22,950,162
Ω	B&S Group SARL	9,819	65,857
#	Brunel International NV	55,466	576,256
	Corbion NV	95,922	1,820,390
	Flow Traders Ltd.	153,096	4,585,511
	ForFarmers NV	420,235	1,806,522
#	Fugro NV	715,921	10,262,656
	Havas NV	400,499	643,332
*Ω	Just Eat Takeaway.com NV (TKWY NA)	144,987	3,311,851
#	Kendrion NV	18,105	221,845
	Koninklijke BAM Groep NV	5,445,668	47,541,982
	Koninklijke Heijmans NV	587,961	37,474,710
	Koninklijke Vopak NV	623,560	29,788,066
	Randstad NV	219,178	10,417,406
	SBM Offshore NV	3,105,767	80,996,033
Ω	Signify NV	927,002	22,176,276
	Sligro Food Group NV	95,256	1,204,024
	Van Lanschot Kempen NV	172,348	11,225,952
TOTAL NETHERLANDS			312,833,947
NEW ZEALAND — (0.1%)
	Air New Zealand Ltd.	88,403	30,184
#	Chorus Ltd. (CNU NZ)	475,234	2,438,544
#	Colonial Motor Co. Ltd.	239,270	1,005,460
*	Fletcher Building Ltd. (FBU NZ)	544,782	971,844
	Genesis Energy Ltd.	73,617	103,194
*	KMD Brands Ltd.	1,707,717	255,388
#	NZME Ltd. (NZM AU)	1,012,279	688,273
	PGG Wrightson Ltd.	121,001	162,770
*††	RPNZ Ltd.	832,183	0
*	Ryman Healthcare Ltd.	255,399	375,416
	Sanford Ltd.	824,750	2,773,582
	SKY Network Television Ltd.	901,061	1,640,362
	Summerset Group Holdings Ltd.	98,347	662,194
TOTAL NEW ZEALAND			11,107,211
NORWAY — (0.7%)
*	Akastor ASA	432,617	508,373
	Archer Ltd.	24,324	55,513
	Austevoll Seafood ASA	55,907	514,462
	B2 Impact ASA	1,883,499	2,893,780

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Bonheur ASA	168,337	$3,893,026
*	BW Energy Ltd.	11,549	39,625
#Ω	BW LPG Ltd.	460,061	6,115,914
	BW Offshore Ltd.	1,230,878	4,145,087
*	Cloudberry Clean Energy ASA	12,999	17,233
	DNO ASA	6,922,102	9,452,814
#Ω	Elkem ASA	1,967,926	4,572,413
*	FLEX LNG Ltd. (FLNG NO)	2,529	62,895
#	Golden Ocean Group Ltd.	209,564	1,729,334
#*	Hexagon Composites ASA	25,904	42,801
*	Hoegh Autoliners ASA	134,286	1,349,455
Ω	Klaveness Combination Carriers ASA	44,763	303,109
#*	Kongsberg Automotive ASA	2,330,915	334,706
*	LINK Mobility Group Holding ASA	444,448	1,418,021
	MPC Container Ships ASA	4,384,662	8,062,490
#*Ω	Norske Skog ASA	357,060	806,142
*	Northern Ocean Ltd.	31,297	18,448
*	NRC Group ASA	53,462	38,976
	Odfjell Drilling Ltd.	1,919,859	13,641,548
	Odfjell SE, Class A	319,298	3,916,620
	Panoro Energy ASA	486,674	1,134,623
	Pareto Bank ASA	93,962	845,795
*Ω	Scatec ASA	275,485	2,733,300
	Sea1 offshore, Inc.	436,722	1,143,482
#*Ω	Shelf Drilling Ltd.	688,212	600,868
††	Solstad Maritime Holding AS	684,370	1,654,874
*	Solstad Offshore ASA	38,898	188,926
	Sparebank 1 Oestlandet	81,030	1,510,008
	SpareBank 1 Sor-Norge ASA	2,322	40,669
	Sparebanken More	32,032	328,096
	Sparebanken Norge	2,031	31,776
	Stolt-Nielsen Ltd.	177,687	5,199,532
	TGS ASA	745,166	5,474,616
	Wilh Wilhelmsen Holding ASA, Class A	188,086	8,679,447
TOTAL NORWAY			93,498,797
PORTUGAL — (0.8%)
	Banco Comercial Portugues SA, Class R	104,650,714	85,933,345
#	EDP Renovaveis SA	768,576	9,023,625
		Shares	Value»
PORTUGAL — (Continued)
	Semapa-Sociedade de Investimento e Gestao	33,067	$647,276
	Sonae SGPS SA	10,400,396	15,006,881
*	Teixeira Duarte SA	637,337	289,976
TOTAL PORTUGAL			110,901,103
SINGAPORE — (0.6%)
	Banyan Tree Holdings Ltd.	2,331,000	1,145,278
	Bonvests Holdings Ltd.	949,780	728,344
	Bukit Sembawang Estates Ltd.	99,500	327,636
	China Aviation Oil Singapore Corp. Ltd.	1,716,100	1,478,151
	Chuan Hup Holdings Ltd.	1,840,700	233,735
	City Developments Ltd.	130,800	619,230
#*	COSCO Shipping International Singapore Co. Ltd.	2,871,500	273,542
*	Del Monte Pacific Ltd.	552,400	37,750
#*	Ezra Holdings Ltd.	12,978,893	0
	Far East Orchard Ltd.	3,066,807	2,716,954
	First Resources Ltd.	168,900	197,057
	First Sponsor Group Ltd.	1,045,655	836,209
	Geo Energy Resources Ltd.	3,068,800	800,017
	Golden Agri-Resources Ltd.	53,177,200	10,409,650
	GuocoLand Ltd.	2,392,900	3,110,121
	Haw Par Corp. Ltd.	333,600	3,558,205
#	Ho Bee Land Ltd.	5,392,300	8,421,478
	Hong Fok Corp. Ltd.	5,107,660	3,178,665
	Hong Leong Asia Ltd.	3,070,800	3,869,823
	Hong Leong Finance Ltd.	1,163,500	2,427,902
#	Hotel Grand Central Ltd.	2,379,449	1,335,664
	Hutchison Port Holdings Trust	30,072,800	5,994,682
#*	Hyflux Ltd.	5,949,038	0
	Indofood Agri Resources Ltd.	423,200	110,910
	InnoTek Ltd.	62,100	20,538
	ISDN Holdings Ltd.	108,155	30,796
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	93,078
	Metro Holdings Ltd.	3,371,860	1,129,944
*††	Midas Holdings Ltd.	29,676,800	0

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Netlink NBN Trust	414,000	$285,215
*	Olam Group Ltd.	361,200	288,844
	OUE Ltd.	2,042,900	1,759,424
	PSC Corp. Ltd.	3,464,343	1,052,331
	QAF Ltd.	3,152,608	2,146,206
*	Rex International Holding Ltd.	773,300	116,717
	Samudera Shipping Line Ltd.	581,500	464,467
	Sing Holdings Ltd.	1,127,100	364,062
	Sing Investments & Finance Ltd.	264,900	258,739
	Singapore Land Group Ltd.	1,944,021	3,987,977
	Singapore Post Ltd.	2,972,400	1,116,761
#	Stamford Land Corp. Ltd.	6,012,967	2,015,187
*††	Swiber Holdings Ltd.	10,173,200	0
	Tiong Woon Corp. Holding Ltd.	2,088,950	1,259,704
	Tuan Sing Holdings Ltd.	8,790,456	1,918,735
	UOB-Kay Hian Holdings Ltd.	598,690	1,080,722
	UOL Group Ltd.	184,400	974,774
	Valuetronics Holdings Ltd.	132,200	78,779
	Wee Hur Holdings Ltd.	1,268,400	624,667
	Wing Tai Holdings Ltd.	5,194,454	5,438,922
	Yeo Hiap Seng Ltd.	323,363	152,002
TOTAL SINGAPORE			78,469,594
SPAIN — (4.1%)
	Acciona SA	5,955	1,142,138
#	Acerinox SA	2,991,438	34,519,684
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	87,322	2,101,298
	Almirall SA	83,183	1,001,285
	Atresmedia Corp. de Medios de Comunicacion SA	263,561	1,489,422
	Banco de Sabadell SA	45,845,181	169,209,998
#	Bankinter SA	8,510,790	121,484,908
	CIE Automotive SA	3,798	114,031
#	Corp. ACCIONA Energias Renovables SA	179,971	4,845,314
#	Ebro Foods SA	1,347,027	26,297,447
*	Elecnor SA	23,703	644,536
	Enagas SA	415,882	6,228,867
#	Ence Energia y Celulosa SA	437,703	1,377,382
	Ercros SA	2,572,637	9,137,773
		Shares	Value»
SPAIN — (Continued)
#Ω	Gestamp Automocion SA	1,183,166	$4,447,525
#*	Grifols SA	1,457,379	21,715,135
	Grupo Catalana Occidente SA	680,367	37,941,068
	Iberpapel Gestion SA (IBG SM)	65,151	1,477,937
	Mapfre SA	12,150,138	49,482,371
*	Neinor Homes SA	229,357	4,457,952
*	Solaria Energia y Medio Ambiente SA	62,859	808,247
#	Tubacex SA	1,149,209	4,786,754
*	Unicaja Banco SA	9,148,720	24,037,322
*	Vocento SA	460,772	327,674
TOTAL SPAIN			529,076,068
SWEDEN — (2.9%)
Ω	AcadeMedia AB	1,008,928	9,238,542
	AFRY AB	732,467	11,337,540
Ω	Alimak Group AB	536,764	9,199,675
	Alleima AB	1,195,942	8,451,673
	Alligo AB, Class B	299,027	3,211,016
Ω	Ambea AB	713,417	8,975,152
	Arise AB	7,554	26,514
#	Arjo AB, Class B	2,407,060	8,388,054
Ω	Attendo AB	1,279,622	8,941,216
	Bergman & Beving AB	357,549	11,496,132
	Betsson AB, Class B	1,100,884	18,640,572
#*	Better Collective AS	5,559	78,330
	Billerud Aktiebolag	405,110	3,439,676
Ω	Bravida Holding AB	13,230	124,150
	Bulten AB	125,941	757,566
	Bure Equity AB	396,464	11,704,135
	Byggmax Group AB	880,413	5,229,237
*	Cint Group AB	818,988	596,929
	Cloetta AB, Class B	2,476,876	7,965,732
Ω	Coor Service Management Holding AB	27,662	130,017
Ω	Dometic Group AB	1,002,302	5,063,056
	Eastnine AB	12,289	59,277
	Elanders AB, Class B	141,174	828,652
	Elekta AB, Class B	485,166	2,392,410
*	Enea AB	3,988	30,070
	Fagerhult Group AB	202,378	781,569
#	Fasadgruppen Group AB	14,279	42,568
	G5 Entertainment AB	6,470	69,691
	Granges AB	2,206,299	29,584,554
	Hanza AB	2,529	28,790
#*	Hexatronic Group AB	767,823	1,630,829
#Ω	Hoist Finance AB	942,228	9,283,571
	Humana AB	222,040	839,264
*	Humble Group AB	51,449	39,824

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	International Petroleum Corp. (IPCO CN)	37,012	$617,048
#*	International Petroleum Corp. (IPCO SS)	1,498,526	25,096,964
	Inwido AB	1,052,133	19,562,359
*	ITAB Shop Concept AB	177,414	314,261
	JM AB	947,488	13,577,493
	Kabe Group AB, Class B	1,549	40,602
*	K-fast Holding AB	23,086	38,899
	KNOW IT AB	115,070	1,374,403
	Lindab International AB	820,616	17,248,180
	Loomis AB	541,445	21,408,355
	MEKO AB	651,473	5,697,390
*	Modern Times Group MTG AB, Class B	523,280	5,379,625
	Momentum Group AB	92,180	1,460,809
	NCC AB, Class B	609,877	11,548,196
	New Wave Group AB, Class B	1,145,913	13,723,409
*	Nobia AB	454,937	209,752
*	Norion Bank AB	572,300	3,656,746
	Peab AB, Class B	2,112,913	15,890,301
	Ratos AB, Class B	2,820,309	9,984,135
	Rejlers AB	10,104	205,343
*	Rottneros AB	2,573,885	789,643
	Scandi Standard AB	89,097	860,931
#*	Sdiptech AB, Class B	76,535	1,538,488
*	Sensys Gatso Group AB	15,937	67,902
*Ω	Sinch AB	5,259,522	18,055,698
	Storskogen Group AB, Class B	6,613,167	7,675,427
	VBG Group AB, Class B	71,398	2,051,394
	Vitrolife AB	86,158	1,266,086
TOTAL SWEDEN			377,945,822
SWITZERLAND — (5.8%)
	Adecco Group AG	1,128,870	35,546,017
	Allreal Holding AG	209,199	47,317,555
*	ams-OSRAM AG	428,512	5,648,131
	Arbonia AG	498,930	3,379,158
	Autoneum Holding AG	55,686	9,879,261
	Banque Cantonale de Geneve	35,446	10,496,083
	Banque Cantonale du Jura SA	3,334	252,477
	Banque Cantonale Vaudoise	15,243	1,763,985
#	Barry Callebaut AG	1,524	1,855,925
	Bell Food Group AG	32,156	10,180,694
		Shares	Value»
SWITZERLAND — (Continued)
	Bellevue Group AG	6,424	$61,867
	Berner Kantonalbank AG	53,139	16,610,336
	Bucher Industries AG	13,139	6,204,875
	Bystronic AG	5,283	2,615,087
	Carlo Gavazzi Holding AG	8,432	1,921,265
	Cembra Money Bank AG	184,921	20,753,722
*	Cicor Technologies Ltd.	21,958	5,442,789
	Cie Financiere Tradition SA	16,344	4,731,541
#	Clariant AG	1,982,387	20,345,146
	COSMO Pharmaceuticals NV	9,782	701,720
	EFG International AG	1,971,950	39,085,379
#*	Feintool International Holding AG	33,820	510,523
	Flughafen Zurich AG	20,622	5,812,034
	Forbo Holding AG	1,707	1,619,115
#*	Gurit Holding AG, Class BR	1,556	28,832
	Helvetia Holding AG	307,135	73,860,272
	Huber & Suhner AG	14,817	1,978,453
	Implenia AG	306,846	20,653,611
	Investis Holding SA	19,175	2,963,674
	Jungfraubahn Holding AG	31,636	7,893,077
#*	Komax Holding AG	5,228	715,598
	Landis & Gyr Group AG	299,211	24,431,871
	Liechtensteinische Landesbank AG	203,389	21,741,740
	Luzerner Kantonalbank AG	179,161	16,162,264
	Medmix AG	43,986	642,895
	Meier Tobler Group AG	583	26,097
#	Metall Zug AG, Class B	1,443	1,772,349
	Mikron Holding AG	3,236	72,890
	Mobimo Holding AG	110,728	43,366,980
*Ω	Montana Aerospace AG	74,598	2,598,237
	Naturenergie Holding AG	33,225	1,351,750
	OC Oerlikon Corp. AG Pfaffikon	1,592,895	7,782,190
	Orell Fuessli AG	244	31,502
	Phoenix Mecano AG	7,855	4,440,126
#	Rieter Holding AG	20,098	1,532,541
	Schweiter Technologies AG	6,263	2,890,858
	Siegfried Holding AG	571,713	63,921,049
	SIG Group AG	30,128	487,434

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Softwareone Holding AG	35,876	$292,799
	St. Galler Kantonalbank AG	51,311	31,308,005
#	Swatch Group AG (UHR SW)	102,037	18,045,979
#	Swatch Group AG (UHRN SW)	51,339	1,869,937
	Swiss Prime Site AG	478,685	66,206,302
	Tecan Group AG	7,220	1,429,500
	Thurgauer Kantonalbank	11,153	2,124,782
	TX Group AG	13,258	3,604,530
	Valiant Holding AG	61,949	9,750,631
	Vaudoise Assurances Holding SA	22,526	17,385,484
	Vetropack Holding AG	130,586	4,816,730
	Vontobel Holding AG	339,957	24,787,607
	VP Bank AG, Class A	52,194	4,983,805
	V-ZUG Holding AG	19,164	1,228,416
	Walliser Kantonalbank	19,364	3,004,041
	Zehnder Group AG	117,782	10,377,334
	Zug Estates Holding AG, Class B	828	2,182,078
	Zuger Kantonalbank	426	4,484,984
TOTAL SWITZERLAND			761,963,919
UNITED KINGDOM — (11.2%)
*	Aberdeen Group PLC	5,391,362	14,226,375
*	Accesso Technology Group PLC	1,925	11,378
	Anglo-Eastern Plantations PLC	358,882	4,212,020
	Ashmore Group PLC	1,454,317	3,351,851
#*Ω	Aston Martin Lagonda Global Holdings PLC	8,065	7,418
	Atalaya Mining Copper SA	299,066	1,802,525
*	Auction Technology Group PLC	461,465	2,996,178
	Aviva PLC	1,647,403	14,075,416
Ω	Bakkavor Group PLC	2,597,844	8,042,443
	Balfour Beatty PLC	8,413,998	60,130,590
	Barratt Redrow PLC	26,738	131,670
	Beazley PLC	61,632	726,193
	Bellway PLC	2,237,413	73,226,009
	Berkeley Group Holdings PLC	456,788	21,967,752
	Bloomsbury Publishing PLC	449,494	2,835,448
	Bodycote PLC	2,576,437	21,625,268
	Breedon Group PLC	2,013,203	9,597,070
	Brickability Group PLC	57,146	47,012
	Burford Capital Ltd.	668,194	8,476,843
		Shares	Value»
UNITED KINGDOM — (Continued)
	C&C Group PLC	1,867,651	$4,363,728
*	Camellia PLC	434	32,515
*	Capita PLC	125,253	499,904
	Capital Ltd.	127,318	158,336
*	Capricorn Energy PLC	1,038,756	3,109,192
	Card Factory PLC	3,953,128	5,321,060
#	Carr's Group PLC	254,928	486,328
	Castings PLC	482,004	1,821,159
	Central Asia Metals PLC	1,257,715	2,431,161
	Chemring Group PLC	628,689	4,553,025
	Chesnara PLC	1,757,891	6,118,216
*	Close Brothers Group PLC	258,786	1,375,333
	Conduit Holdings Ltd.	368,403	1,481,743
	Costain Group PLC	616,753	1,334,742
	Crest Nicholson Holdings PLC	1,566,706	3,770,932
*	Currys PLC	6,547,427	9,743,090
	DCC PLC	7,591	475,432
*	DFS Furniture PLC	610,134	1,286,414
	Diversified Energy Co. PLC (DEC LN)	1,537	23,048
	Drax Group PLC	4,360,712	40,727,052
	Ecora Resources PLC	1,435,289	1,291,093
	Elementis PLC	6,066,576	13,881,860
	EnQuest PLC	15,729,796	2,879,318
	Epwin Group PLC	229,279	287,768
	Essentra PLC	1,001,509	1,382,139
	Firstgroup PLC	11,082,003	32,972,121
	Foxtons Group PLC	2,818,546	2,176,868
*	Frasers Group PLC	2,381,049	21,558,024
	Fuller Smith & Turner PLC, Class A	15,269	118,889
	Future PLC	753,738	7,049,408
	Galliford Try Holdings PLC	552,315	3,186,021
	GB Group PLC	171,846	529,440
	Genuit Group PLC	385,396	1,979,590
*	Georgia Capital PLC	215,419	6,041,008
	Grafton Group PLC, CDI	5,219,892	61,194,574
	Grainger PLC	6,379,613	17,247,753
	Greencore Group PLC	3,777,249	12,824,592
*	Griffin Mining Ltd.	11,516	27,997
#	Gulf Keystone Petroleum Ltd.	1,937,066	4,197,499
*	Gulf Marine Services PLC	644,968	174,833
	H&T Group PLC	84,898	724,462
	Halfords Group PLC	2,225,639	4,219,879
	Hargreaves Services PLC	18,548	182,184
	Harworth Group PLC	477,700	1,189,694
*	Headlam Group PLC	267,691	290,106

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Helical PLC	415,921	$1,242,227
	Henry Boot PLC	1,248,715	3,784,624
	Hiscox Ltd.	866,202	14,747,326
	Hochschild Mining PLC	1,809,691	6,650,743
	Hunting PLC	716,848	2,975,322
Ω	Ibstock PLC	2,646,095	5,238,147
	IG Group Holdings PLC	1,074,142	15,994,844
	International Personal Finance PLC	1,886,968	5,255,624
	Investec PLC	539,074	3,987,454
#	iomart Group PLC	43,211	13,122
	Ithaca Energy PLC	72,399	166,274
	ITV PLC	4,726,683	5,126,989
*	James Fisher & Sons PLC	43,951	214,546
#*	John Wood Group PLC	2,015,895	490,927
	Johnson Matthey PLC	1,316,612	30,678,115
	Jupiter Fund Management PLC	3,291,824	5,596,144
	Just Group PLC	1,906,779	5,302,937
	Keller Group PLC	1,423,361	24,861,099
	Kier Group PLC	3,665,412	9,581,766
	Kingfisher PLC	3,839,543	13,652,660
	Lancashire Holdings Ltd.	1,294,017	10,685,489
	Lion Finance Group PLC	848,550	85,070,714
	LSL Property Services PLC	6,233	24,417
	Macfarlane Group PLC	160,216	209,830
	Man Group PLC	713,000	1,548,452
	Marks & Spencer Group PLC	15,740,689	72,290,512
	Marshalls PLC	948,505	2,588,074
*	Marston's PLC	5,729,993	3,239,143
	Mears Group PLC	1,679,351	8,639,364
*	Mitchells & Butlers PLC	5,114,671	18,639,937
	MJ Gleeson PLC	587,767	2,802,958
*	Mobico Group PLC	666,521	318,902
	Mondi PLC	785,757	10,622,047
	Morgan Advanced Materials PLC	152,444	466,398
	Morgan Sindall Group PLC	61,103	3,707,068
	MP Evans Group PLC	102,253	1,793,864
	Norcros PLC	247,924	957,384
Ω	On the Beach Group PLC	399,757	1,423,013
	OSB Group PLC	6,692,006	48,950,292
	Pan African Resources PLC	3,447,514	2,420,248
		Shares	Value»
UNITED KINGDOM — (Continued)
	Paragon Banking Group PLC	6,508,032	$77,611,395
	Persimmon PLC	2,812,773	42,413,065
	Pets at Home Group PLC	7,487,295	22,553,459
	Pharos Energy PLC	997,016	286,424
*	Pinewood Technologies Group PLC	207,993	1,325,123
	Playtech PLC	2,430,793	12,759,157
	Pollen Street Group Ltd.	34,488	384,427
	Premier Foods PLC	16,958,900	43,100,856
	PZ Cussons PLC	90,249	83,576
Ω	Quilter PLC	12,883,079	28,786,848
	Rathbones Group PLC	60,579	1,527,203
	Reach PLC	4,685,774	4,300,864
	RHI Magnesita NV	19,239	605,732
	Ricardo PLC	134,609	762,025
	RWS Holdings PLC	514,570	608,328
	S&U PLC	7,969	190,786
#	S4 Capital PLC	111,943	35,337
Ω	Sabre Insurance Group PLC	284,401	572,867
*	Saga PLC	416,335	982,662
	Schroders PLC	487,362	2,505,113
	Secure Trust Bank PLC	48,737	643,152
	Senior PLC	3,121,552	8,318,367
	Serco Group PLC	191,728	528,299
	Serica Energy PLC	818,821	1,819,974
	Severfield PLC	1,920,552	809,018
*	SIG PLC	4,946,831	924,868
*	Sigmaroc PLC	18,641	28,318
	Speedy Hire PLC	7,317,149	3,057,558
Ω	Spire Healthcare Group PLC	4,563,416	13,066,029
	SThree PLC	153,328	427,643
	Taylor Wimpey PLC	23,149,486	31,147,278
	TBC Bank Group PLC	400,294	25,586,338
	TP ICAP Group PLC	7,959,203	32,129,626
	Travis Perkins PLC	1,672,469	11,982,421
	Trifast PLC	262,834	288,286
	TT Electronics PLC	1,127,147	1,445,545
	Vertu Motors PLC	3,938,068	3,151,576
	Vesuvius PLC	6,118,594	28,709,288
	Victrex PLC	39,293	355,721
*	Vistry Group PLC	6,404,404	49,083,532
	Vp PLC	275,589	2,178,898
	Whitbread PLC	299,223	12,020,021
	WPP PLC (WPP LN)	343,983	1,862,457
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	79,574	948,410

DFA International Small Cap Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Zigup PLC	4,511,764	$19,969,261
TOTAL UNITED KINGDOM		1,458,045,116
UNITED STATES — (0.0%)
* ADTRAN Holdings, Inc.	284,153	2,647,429
* Gran Tierra Energy, Inc. (GTE CN)	165,403	741,303
TOTAL UNITED STATES		3,388,732
TOTAL COMMON STOCKS		12,537,663,530
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Draegerwerk AG & Co. KGaA, 2.896%	26,622	2,124,113
Jungheinrich AG, 2.380%	235,400	9,024,788
Porsche Automobil Holding SE, 5.422%	3,879	155,680
Sixt SE, 4.466%	33,081	2,307,022
# STO SE & Co. KGaA, 2.674%	25,064	3,568,520
TOTAL GERMANY		17,180,123
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*	CSI Properties Ltd. Warrants 04/07/2027	4,527,273	$11,823
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	347,241	0
TOTAL RIGHTS/WARRANTS			11,823
TOTAL INVESTMENT SECURITIES (Cost $8,185,543,781)			12,554,855,476

			Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§	The DFA Short Term Investment Fund	42,906,602	496,300,666
TOTAL INVESTMENTS — (100.0%)
(Cost $8,681,831,591)^^			$13,051,156,142
As of July 31, 2025, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	437	09/19/25	$138,437,266	$139,277,362	$840,096
Total Futures Contracts			$138,437,266	$139,277,362	$840,096
As of July 31, 2025, the value of Rule 144A securities amounted to $356,820,065 or 2.8% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$857,486,254	$6,736	$857,492,990
Austria	—	106,242,065	—	106,242,065
Belgium	—	190,067,714	—	190,067,714
Canada	$1,249,691,492	296,593	7,793	1,249,995,878

DFA International Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
China	$25,332,417	—	—	$25,332,417
Denmark	—	$428,888,747	—	428,888,747
Finland	—	316,362,417	—	316,362,417
France	—	509,083,647	—	509,083,647
Germany	—	547,937,513	—	547,937,513
Hong Kong	—	220,816,432	$164,481	220,980,913
Ireland	—	15,235,509	—	15,235,509
Israel	316,630	140,810,720	—	141,127,350
Italy	—	939,697,133	—	939,697,133
Japan	—	3,251,988,928	—	3,251,988,928
Netherlands	7,184,689	305,649,258	—	312,833,947
New Zealand	—	11,107,211	—	11,107,211
Norway	—	91,843,923	1,654,874	93,498,797
Portugal	—	110,901,103	—	110,901,103
Singapore	—	78,469,594	—	78,469,594
Spain	—	529,076,068	—	529,076,068
Sweden	617,048	377,328,774	—	377,945,822
Switzerland	—	761,963,919	—	761,963,919
United Kingdom	—	1,458,045,116	—	1,458,045,116
United States	741,303	2,647,429	—	3,388,732
Preferred Stocks
Germany	—	17,180,123	—	17,180,123
Rights/Warrants
Hong Kong	—	11,823	—	11,823
Securities Lending Collateral	—	496,300,666	—	496,300,666
Total Investments in Securities	$1,283,883,579	$11,765,438,679	$1,833,884˂˃	$13,051,156,142
Financial Instruments
Assets
Futures Contracts**	840,096	—	—	840,096
Total Financial Instruments	$840,096	—	—	$840,096
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRALIA — (5.8%)
#	Accent Group Ltd.	377,506	$359,602
	Acrow Ltd.	298,316	204,744
#	Adairs Ltd.	123,109	161,720
*	Ainsworth Game Technology Ltd.	31,523	20,213
#*	Alkane Resources Ltd.	374,997	171,125
#*	Alliance Aviation Services Ltd.	44,215	73,216
	ALS Ltd.	22,122	257,179
*	AMA Group Ltd.	1,631,466	96,339
	Amotiv Ltd.	138,052	776,995
	AMP Ltd.	1,395,553	1,427,810
*	Amplitude Energy Ltd.	1,697,314	277,761
#	Ampol Ltd.	77,639	1,357,428
	Ansell Ltd.	60,760	1,163,230
	ANZ Group Holdings Ltd.	120,660	2,367,771
#*	Appen Ltd.	193,159	109,322
#*	Arafura Rare Earths Ltd. (ARU AU)	281,678	31,389
	ARB Corp. Ltd.	31,410	673,580
	Aristocrat Leisure Ltd.	69,331	3,104,426
	ARN Media Ltd.	200,589	60,581
	ASX Ltd.	1,336	59,885
	AUB Group Ltd.	17,803	386,704
*	Aurelia Metals Ltd.	1,541,009	172,653
	Aurizon Holdings Ltd.	886,621	1,840,472
	Aussie Broadband Ltd.	105,298	303,601
*	Austal Ltd.	314,822	1,321,169
#	Austin Engineering Ltd.	207,907	47,358
#*	Australian Agricultural Co. Ltd.	164,160	145,442
	Australian Clinical Labs Ltd.	145,644	257,802
#	Australian Ethical Investment Ltd.	58,005	290,846
	Australian Finance Group Ltd.	201,786	287,223
#*	Australian Strategic Materials Ltd.	85,552	29,849
#	Autosports Group Ltd.	17,198	27,792
††	AVZ Minerals Ltd.	100,493	10,537
*	Baby Bunting Group Ltd.	93,158	107,480
	Bank of Queensland Ltd.	275,368	1,341,547
	Bapcor Ltd.	216,195	533,494
	Beach Energy Ltd.	1,248,635	935,941
		Shares	Value»
AUSTRALIA — (Continued)
#	Beacon Lighting Group Ltd.	75,025	$174,567
	Bega Cheese Ltd.	264,917	882,085
	Bell Financial Group Ltd.	78,973	63,812
	Bendigo & Adelaide Bank Ltd.	146,622	1,148,674
	BHP Group Ltd. (BHP AU)	731,639	18,477,635
	BHP Group Ltd. (BHP US), Sponsored ADR	13,221	669,908
#	Bisalloy Steel Group Ltd.	14,762	37,746
	BlueScope Steel Ltd.	226,025	3,426,597
#*	Boss Energy Ltd.	59,669	65,690
	Brambles Ltd.	435,330	6,660,306
#	Bravura Solutions Ltd.	268,444	368,417
#	Breville Group Ltd.	20,925	437,616
#	Brickworks Ltd.	57,878	1,214,668
	Capral Ltd.	20,818	149,265
*	Capricorn Metals Ltd.	187,647	1,074,814
	CAR Group Ltd.	1,367	33,272
#*	Carnarvon Energy Ltd.	618,101	39,467
	Cedar Woods Properties Ltd.	45,049	214,504
*	Centrebet International Ltd.	6,648	0
	Challenger Ltd.	441,287	2,319,232
	Champion Iron Ltd.	100,950	266,736
#	Civmec Australia Ltd.	180,389	133,339
	Cleanaway Waste Management Ltd.	652,951	1,203,336
*	Coast Entertainment Holdings Ltd.	300,454	72,410
	Cobram Estate Olives Ltd.	44,506	74,139
	Cochlear Ltd.	3,417	697,591
	Codan Ltd.	41,367	553,085
	Coles Group Ltd.	309,984	4,127,116
	Collins Foods Ltd.	167,927	997,393
*	Comet Ridge Ltd.	271,316	25,332
	Commonwealth Bank of Australia	65,683	7,456,959
	Computershare Ltd.	98,078	2,640,201
#	Corporate Travel Management Ltd.	18,446	184,373
	Credit Corp. Group Ltd.	43,121	424,955
	CSL Ltd.	5,123	886,198
	Data#3 Ltd.	128,978	620,561

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Deep Yellow Ltd.	18,066	$17,213
	Deterra Royalties Ltd.	98,966	262,059
*	Develop Global Ltd.	12,805	35,069
	Dicker Data Ltd.	30,384	169,439
	Domain Holdings Australia Ltd.	76,695	216,897
#	Domino's Pizza Enterprises Ltd.	7,108	82,960
	Downer EDI Ltd.	464,048	2,046,276
	Duratec Ltd.	84,835	79,418
	Dyno Nobel Ltd.	449,190	844,685
#	Eagers Automotive Ltd.	66,570	833,707
*††	Elanor Investor Group	45,594	4,512
	Elders Ltd.	166,628	771,977
#*	Electro Optic Systems Holdings Ltd.	19,461	40,025
*	Emeco Holdings Ltd.	364,605	207,756
*	Emerald Resources NL	195,959	430,107
#*	EML Payments Ltd.	88,850	63,927
	Enero Group Ltd.	57,599	37,062
	EQT Holdings Ltd.	12,304	256,571
	Euroz Hartleys Group Ltd.	3,066	1,831
	Evolution Mining Ltd.	602,050	2,724,709
	EVT Ltd.	84,757	919,356
#*	Fenix Resources Ltd.	576,517	110,629
	Fiducian Group Ltd.	1,933	13,905
*	FleetPartners Group Ltd.	258,856	455,318
	Fleetwood Ltd.	80,117	135,609
#	Flight Centre Travel Group Ltd.	19,132	145,916
	Fortescue Ltd.	161,413	1,826,268
	G8 Education Ltd.	946,251	545,512
	Generation Development Group Ltd.	35,355	136,772
	Gold Road Resources Ltd.	986,462	1,976,178
	GR Engineering Services Ltd.	56,753	135,090
	GrainCorp Ltd., Class A	218,250	1,059,110
	Grange Resources Ltd.	367,733	45,920
	GWA Group Ltd.	214,451	347,929
	Hansen Technologies Ltd.	132,575	509,271
	Harvey Norman Holdings Ltd.	251,673	933,163
	Healius Ltd.	709,320	347,962
	Helia Group Ltd.	399,142	1,292,225
	Helloworld Travel Ltd.	19,262	20,677
	Horizon Oil Ltd.	293,270	38,470
	HUB24 Ltd.	14,305	970,954
	Humm Group Ltd.	250,731	92,365
		Shares	Value»
AUSTRALIA — (Continued)
#	IDP Education Ltd.	25,504	$57,702
	IGO Ltd.	81,051	228,010
	Iluka Resources Ltd.	109,884	359,983
	Imdex Ltd.	336,475	653,367
	Infomedia Ltd.	256,994	213,703
	Inghams Group Ltd.	281,688	623,932
*	Insignia Financial Ltd.	260,215	749,622
	Insurance Australia Group Ltd.	511,133	2,869,204
	Integral Diagnostics Ltd.	157,520	269,826
#	IPD Group Ltd.	15,353	34,782
	IPH Ltd.	29,579	99,256
	IRESS Ltd.	22,272	112,999
	IVE Group Ltd.	130,143	246,634
#*	James Hardie Industries PLC (JHX AU), CDI	26,284	689,887
	JB Hi-Fi Ltd.	53,059	3,778,968
#	Johns Lyng Group Ltd.	21,704	54,009
*	Judo Capital Holdings Ltd.	150,633	145,276
#	Jupiter Mines Ltd.	724,120	97,639
#	Karoon Energy Ltd.	560,073	669,844
*	Kelly Partners Group Holdings Ltd.	11,361	80,457
	Kelsian Group Ltd.	20,164	48,140
#	Kogan.com Ltd.	25,375	62,810
	Lendlease Corp. Ltd.	53,990	181,461
#	Lifestyle Communities Ltd.	31,680	89,611
	Lindsay Australia Ltd.	136,999	64,527
	Lottery Corp. Ltd.	547,387	1,898,546
	Lovisa Holdings Ltd.	28,462	618,246
#	Lycopodium Ltd.	17,864	130,701
*	Lynas Rare Earths Ltd.	18,326	123,140
	MA Financial Group Ltd.	10,560	55,230
#	Maas Group Holdings Ltd.	4,010	10,586
	Macmahon Holdings Ltd.	1,350,407	259,699
	Macquarie Group Ltd.	10,507	1,455,076
*	Macquarie Technology Group Ltd.	5,943	264,701
#	Mader Group Ltd.	8,058	38,115
	Magellan Financial Group Ltd.	177,229	1,205,168
*	Mayne Pharma Group Ltd.	35,426	112,653
	McMillan Shakespeare Ltd.	37,447	428,330
	Medibank Pvt Ltd.	415,793	1,358,979
#*	Mesoblast Ltd. (MSB AU)	230,073	347,781
*	Metals X Ltd.	449,738	166,575

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Metcash Ltd.	848,244	$2,117,645
#*	Metro Mining Ltd.	1,754,911	79,702
*	Mineral Resources Ltd.	30,552	551,836
	Monadelphous Group Ltd.	109,966	1,371,021
	Monash IVF Group Ltd.	103,475	52,907
*	Mount Gibson Iron Ltd.	409,076	102,304
	Myer Holdings Ltd.	1,560,261	602,283
	MyState Ltd.	126,270	348,802
	National Australia Bank Ltd.	213,086	5,288,079
	Navigator Global Investments Ltd.	226,462	278,011
	Netwealth Group Ltd.	68,493	1,634,546
#	New Hope Corp. Ltd.	392,961	1,049,502
#*	NEXTDC Ltd.	21,939	202,016
	nib holdings Ltd.	229,822	1,091,139
#	Nick Scali Ltd.	64,145	787,935
	Nickel Industries Ltd.	189,754	89,144
	Nine Entertainment Co. Holdings Ltd.	709,775	771,044
	Northern Star Resources Ltd.	269,589	2,678,455
	NRW Holdings Ltd.	502,936	1,038,484
*	Nufarm Ltd.	236,165	389,988
	Objective Corp. Ltd.	1,566	19,131
*	OFX Group Ltd.	126,950	67,541
*	Omni Bridgeway Ltd.	76,746	70,266
	oOh!media Ltd.	441,679	509,795
	Orica Ltd.	175,440	2,395,819
	Origin Energy Ltd.	78,122	584,182
	Orora Ltd.	256,159	339,978
	Pacific Current Group Ltd.	51,154	362,228
#*	Paladin Energy Ltd.	13,600	53,001
*	Pantoro Gold Ltd.	59,178	138,074
	Peet Ltd.	288,046	312,474
*	Peninsula Energy Ltd.	18,689	7,446
#	Pepper Money Ltd.	100,354	123,947
	Perenti Ltd.	1,146,997	1,286,834
	Perpetual Ltd.	37,914	509,150
	Perseus Mining Ltd.	1,502,020	3,135,778
*	PEXA Group Ltd.	8,059	81,836
*	Pilbara Minerals Ltd.	173,979	176,538
	Pinnacle Investment Management Group Ltd.	5,020	71,235
#	Platinum Asset Management Ltd.	61,800	26,352
#	Premier Investments Ltd.	65,461	885,183
	Pro Medicus Ltd.	19,738	4,053,289
#	Propel Funeral Partners Ltd.	27,169	81,131
		Shares	Value»
AUSTRALIA — (Continued)
	QBE Insurance Group Ltd.	269,671	$4,000,358
	Qube Holdings Ltd.	154,964	432,133
#	Ramelius Resources Ltd.	1,288,200	2,072,559
#	Ramsay Health Care Ltd.	6,116	151,400
	REA Group Ltd.	4,700	715,955
#*	ReadyTech Holdings Ltd.	22,182	32,273
	Reece Ltd.	20,461	177,163
*	Regis Resources Ltd.	1,107,573	2,888,131
	Reliance Worldwide Corp. Ltd.	359,173	987,366
*	Resolute Mining Ltd.	2,578,369	1,016,445
	Ridley Corp. Ltd.	269,883	502,860
	Rio Tinto Ltd.	46,130	3,280,670
*	RPMGlobal Holdings Ltd.	81,932	176,678
*	Sandfire Resources Ltd.	393,692	2,648,591
	Santos Ltd.	1,275,580	6,418,574
	SEEK Ltd.	9,124	140,744
*	Select Harvests Ltd.	88,431	194,964
#	Servcorp Ltd.	44,491	168,723
	Service Stream Ltd.	626,740	796,789
	SGH Ltd.	49,193	1,608,982
	Shaver Shop Group Ltd.	136,824	129,860
	Sigma Healthcare Ltd.	1,004,811	1,856,002
#*	Silver Mines Ltd.	23,162	1,912
	Sims Ltd. (SGM AU)	99,760	968,011
	SmartGroup Corp. Ltd.	81,385	411,829
	Solvar Ltd.	186,497	191,330
	Sonic Healthcare Ltd.	51,564	910,560
	South32 Ltd. (S32 AU)	652,522	1,220,242
	Southern Cross Electrical Engineering Ltd.	255,305	289,576
#*	Southern Cross Media Group Ltd.	120,295	46,064
*††	SpeedCast International Ltd.	198,889	0
#	SRG Global Ltd.	584,627	621,976
#*	St Barbara Ltd.	362,501	62,413
	Stanmore Resources Ltd.	79,023	107,028
*	Star Entertainment Group Ltd.	1,112,732	77,923
	Steadfast Group Ltd.	136,229	518,471
	Suncorp Group Ltd.	229,899	3,081,741
	Super Retail Group Ltd.	160,643	1,571,336
*	Superloop Ltd.	199,793	428,100
#*	Syrah Resources Ltd.	346,476	84,612

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Tabcorp Holdings Ltd.	901,360	$445,279
	Technology One Ltd.	95,715	2,503,763
	Telstra Group Ltd. (TLS AU)	373,408	1,190,081
*	Temple & Webster Group Ltd.	1,595	24,859
	Ten Sixty Four Ltd.	189,882	13,423
	TPG Telecom Ltd.	62,307	221,002
	Treasury Wine Estates Ltd.	42,114	203,648
*	Tuas Ltd.	42,224	144,736
#*	Tyro Payments Ltd.	142,349	86,757
*	Vault Minerals Ltd.	3,893,060	901,240
	Ventia Services Group Pty. Ltd.	450,729	1,500,832
Ω	Viva Energy Group Ltd.	641,352	858,273
#	Vulcan Steel Ltd.	16,025	61,840
*	Vysarn Ltd.	40,546	13,232
#*	WEB Travel Group Ltd.	51,791	147,874
	Wesfarmers Ltd.	116,165	6,354,181
*	West African Resources Ltd.	1,368,888	2,049,499
	Westgold Resources Ltd.	655,222	1,070,410
	Westpac Banking Corp.	144,961	3,129,726
#	Whitehaven Coal Ltd.	572,267	2,347,037
	WiseTech Global Ltd.	1,620	122,699
	Woodside Energy Group Ltd. (WDS AU)	290,782	4,920,723
	Woolworths Group Ltd.	115,465	2,331,019
	Worley Ltd.	120,186	1,022,793
*	Xero Ltd.	3,422	394,079
	XRF Scientific Ltd.	63,134	78,297
#	Yancoal Australia Ltd.	229,976	928,815
TOTAL AUSTRALIA			230,628,711
AUSTRIA — (0.6%)
*	Addiko Bank AG	8,740	218,048
	Agrana Beteiligungs AG	8,215	109,563
	ANDRITZ AG	32,599	2,268,594
*	AT&S Austria Technologie & Systemtechnik AG	18,600	373,954
Ω	BAWAG Group AG	23,691	2,989,980
*	DO & Co. AG	5,776	1,303,068
	Erste Group Bank AG	34,137	3,121,619
*	Eurotelesites AG	23,962	140,503
	EVN AG	24,912	673,203
*	Immofinanz AG (IIA AV)	7,951	0
#*	Lenzing AG	13,004	363,755
		Shares	Value»
AUSTRIA — (Continued)
	Mayr Melnhof Karton AG	1,052	$89,648
	Oberbank AG	1,137	94,726
	Oesterreichische Post AG	9,879	344,586
	OMV AG	60,881	3,100,570
	Palfinger AG	11,034	458,912
	Porr AG	23,162	778,700
	Raiffeisen Bank International AG	83,542	2,412,226
	SBO AG	6,434	212,920
	Semperit AG Holding	3,072	46,096
	Strabag SE (STR AV)	2,516	236,529
	Telekom Austria AG	83,736	887,415
*	UBM Development AG	653	15,253
	UNIQA Insurance Group AG	71,312	1,027,371
	Verbund AG	4,040	300,816
	Vienna Insurance Group AG Wiener Versicherung Gruppe	23,493	1,239,600
	voestalpine AG	45,346	1,248,398
	Wienerberger AG	20,986	703,501
	Zumtobel Group AG	30,255	156,771
TOTAL AUSTRIA			24,916,325
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	15,891	3,898,002
	Ageas SA	110,156	7,489,743
*	AGFA-Gevaert NV	106,368	136,669
	Anheuser-Busch InBev SA (ABI BB)	87,471	5,028,940
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	3,763	217,012
*	Argenx SE (ARGX BB)	66	44,328
*	Atenor	3,530	12,484
#	Azelis Group NV	1,570	24,392
	Barco NV	15,092	235,222
	Bekaert SA	38,457	1,583,941
	Cie d'Entreprises CFE	8,983	100,468
#	CMB Tech NV	32,867	289,558
	Colruyt Group NV	31,360	1,339,600
	Deceuninck NV	95,050	235,657
	Deme Group NV	6,977	1,044,241
	Econocom Group SA NV	109,184	229,568
	EVS Broadcast Equipment SA	9,610	415,182
	Fagron	45,161	1,116,690

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV (GLPG BB)	31,943	$1,045,304
*	Galapagos NV (GLPG NA)	11,491	376,032
	Gimv NV	21,053	1,008,817
	Ion Beam Applications	1,638	22,552
	KBC Group NV	137,693	14,361,914
	Kinepolis Group NV	7,494	310,107
	Lotus Bakeries NV	205	1,733,155
	Melexis NV	8,008	612,490
#*	Ontex Group NV	62,857	487,349
*	Orange Belgium SA	6,344	130,278
	Proximus SADP	287,200	2,386,267
	Recticel SA	27,025	328,856
	Sipef NV	4,879	345,709
	Solvay SA	72,824	2,281,766
	Syensqo SA	62,197	4,929,474
	Tessenderlo Group SA	22,863	680,132
	UCB SA	18,616	3,999,738
	Umicore SA	10,808	170,807
#	Van de Velde NV	4,118	157,148
	VGP NV	8,044	845,905
	Viohalco SA	29,708	208,083
TOTAL BELGIUM			59,863,580
CANADA — (11.2%)
*	5N Plus, Inc.	66,274	591,664
	Acadian Timber Corp.	8,376	108,569
*	ACT Energy Technologies Ltd.	15,200	53,863
	ADENTRA, Inc.	21,978	466,493
	ADF Group, Inc.	23,943	153,445
*	Advantage Energy Ltd.	151,103	1,205,029
	Aecon Group, Inc.	73,109	989,314
	Ag Growth International, Inc.	12,418	374,978
	AGF Management Ltd., Class B	71,437	633,117
	Agnico Eagle Mines Ltd. (AEM CN)	22,099	2,743,443
	Agnico Eagle Mines Ltd. (AEM US)	15,606	1,940,767
#*	Aimia, Inc.	62,327	136,745
#*	Air Canada	72,400	1,008,458
#	AirBoss of America Corp.	8,831	31,230
	Alamos Gold, Inc. (AGI CN), Class A	86,763	2,108,336
	Algoma Central Corp.	4,796	54,758
	Alimentation Couche-Tard, Inc.	79,022	4,106,224
*	Allied Gold Corp.	2,590	33,197
	AltaGas Ltd.	90,505	2,672,171
	Altius Minerals Corp.	13,807	289,871
	Altus Group Ltd.	1,466	61,217
		Shares	Value»
CANADA — (Continued)
	Amerigo Resources Ltd.	110,614	$171,637
	Andlauer Healthcare Group, Inc.	13,055	499,361
	ARC Resources Ltd.	333,794	6,516,397
*	Aritzia, Inc.	53,652	2,879,691
*	Athabasca Oil Corp.	514,519	2,176,011
	AtkinsRealis Group, Inc.	16,401	1,161,304
*	ATS Corp. (ATS CN)	22,058	669,413
	Aura Minerals, Inc.	4,600	111,846
#*	AutoCanada, Inc.	22,525	430,960
	B2Gold Corp. (BTG US)	452,536	1,525,046
	B2Gold Corp. (BTO CN)	539,008	1,812,772
	Badger Infrastructure Solutions Ltd.	27,487	1,037,309
#	Bank of Montreal (BMO CN)	4,685	517,122
	Bank of Montreal (BMO US)	58,550	6,466,262
	Bank of Nova Scotia (BNS CN)	1,321	73,496
	Bank of Nova Scotia (BNS US)	43,518	2,420,036
	Barrick Mining Corp.	45,774	966,747
	Barrick Mining Corp. (B US)	268,460	5,669,875
	Birchcliff Energy Ltd.	249,829	1,217,051
#	Bird Construction, Inc.	62,574	1,302,872
	Black Diamond Group Ltd.	53,397	456,279
	Boralex, Inc., Class A	27,623	625,186
	Boyd Group Services, Inc.	8,422	1,167,325
*	Bragg Gaming Group, Inc.	4,572	18,197
#	BRP, Inc. (DOO CN)	4,900	247,758
*	CAE, Inc. (CAE CN)	4,375	124,752
*	CAE, Inc. (CAE US)	11,892	339,279
*	Calfrac Well Services Ltd.	34,974	99,955
	Calian Group Ltd.	6,388	232,819
	Canaccord Genuity Group, Inc.	97,193	754,765
#*	Canada Goose Holdings, Inc. (GOOS US)	28,406	311,046
	Canadian Imperial Bank of Commerce (CM CN)	36,572	2,613,832
	Canadian Imperial Bank of Commerce (CM US)	53,924	3,852,331

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian National Railway Co. (CNI US)	54,198	$5,064,803
	Canadian Natural Resources Ltd. (CNQ US)	340,291	10,787,225
	Canadian Pacific Kansas City Ltd. (CP CN)	5,103	375,286
	Canadian Pacific Kansas City Ltd. (CP US)	3,549	261,029
#	Canadian Tire Corp. Ltd., Class A	21,023	2,815,710
#*	Canfor Corp.	37,513	367,658
#*	Capstone Copper Corp.	195,092	1,094,013
#	Cardinal Energy Ltd.	230,353	1,195,320
#	Cargojet, Inc.	1,500	107,098
	Cascades, Inc.	86,006	560,504
	CCL Industries, Inc., Class B	26,567	1,484,999
*	Celestica, Inc. (CLS CN)	21,177	4,233,719
*	Celestica, Inc. (CLS US)	40,104	8,015,185
	Cenovus Energy, Inc. (CVE CN)	851	12,953
	Cenovus Energy, Inc. (CVE US)	452,224	6,887,372
	Centerra Gold, Inc.	373,962	2,545,077
	CES Energy Solutions Corp.	277,595	1,452,485
	CGI, Inc. (GIB US)	10,175	981,175
	CGI, Inc. (GIBA CN)	14,980	1,444,160
*††	Chesswood Group Ltd.	4,397	1,079
#	CI Financial Corp.	88,652	2,042,912
*	Cipher Pharmaceuticals, Inc.	6,200	53,919
#	Cogeco Communications, Inc.	16,838	758,172
	Cogeco, Inc.	16,402	692,847
	Colliers International Group, Inc. (CIGI CN)	34	5,127
	Computer Modelling Group Ltd.	42,770	244,162
*	Conifex Timber, Inc.	13,656	3,400
	Constellation Software, Inc.	1,992	6,872,343
	Corby Spirit & Wine Ltd.	3,550	37,534
#*	Cronos Group, Inc. (CRON US)	192,240	380,635
		Shares	Value»
CANADA — (Continued)
	DATA Communications Management Corp.	6,700	$7,398
	Definity Financial Corp.	37,708	2,031,540
#*	Denison Mines Corp. (DML CN)	174,739	359,416
#	dentalcorp Holdings Ltd.	35,697	207,906
	Dexterra Group, Inc.	21,771	150,050
*	Docebo, Inc.	2,415	73,220
	Dollarama, Inc.	66,512	9,090,677
	Doman Building Materials Group Ltd.	86,605	534,406
	Dominion Lending Centres, Inc.	6,600	41,869
*	Dorel Industries, Inc., Class B	8,818	9,419
	DREAM Unlimited Corp., Class A	24,324	366,545
	Dundee Precious Metals, Inc.	248,103	4,010,903
	Dynacor Group, Inc.	39,406	135,088
#	ECN Capital Corp.	7,000	15,358
	E-L Financial Corp. Ltd.	97,700	1,035,806
*	Eldorado Gold Corp. (EGO US)	64,527	1,322,804
*	Eldorado Gold Corp. (ELD CN)	67,605	1,385,172
	Element Fleet Management Corp.	140,093	3,643,874
	Empire Co. Ltd., Class A	88,526	3,525,451
	Endeavour Mining PLC	122,990	3,692,549
	Enerflex Ltd. (EFX CN)	90,863	724,622
	Enerflex Ltd. (EFXT US)	27,196	217,024
*	Energy Fuels, Inc.	615	5,583
	Enghouse Systems Ltd.	19,197	317,964
*	Ensign Energy Services, Inc.	214,118	349,240
	EQB, Inc.	27,013	2,008,039
*	Equinox Gold Corp. (EQX CN)	51,129	311,437
*	Equinox Gold Corp. (EQX US)	78,755	480,406
#*	ERO Copper Corp. (ERO CN)	23,172	313,565
*	ERO Copper Corp. (ERO US)	24,942	337,216
	Evertz Technologies Ltd.	10,956	95,280

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Exchange Income Corp.	17,134	$810,947
	Exco Technologies Ltd.	23,017	112,128
	Extendicare, Inc.	50,936	453,263
	Fairfax Financial Holdings Ltd.	7,030	12,434,211
#	Fiera Capital Corp.	13,807	65,268
	Finning International, Inc.	106,909	4,658,751
*	Firan Technology Group Corp.	15,800	130,678
	Firm Capital Mortgage Investment Corp.	20,900	179,496
	First Majestic Silver Corp. (AG US)	14,613	116,173
#	First National Financial Corp.	11,200	389,850
*	First Quantum Minerals Ltd.	90,032	1,513,313
	FirstService Corp. (FSV CN)	3,019	595,085
*	Foraco International SA	56,346	65,065
#*	Fortuna Mining Corp. (FSM US)	394,491	2,544,467
*	Fortuna Mining Corp. (FVI CN)	170,249	1,098,461
	Franco-Nevada Corp. (FNV CN)	58	9,239
	Franco-Nevada Corp. (FNV US)	2,083	331,884
#	Freehold Royalties Ltd.	117,742	1,133,573
*	Galiano Gold, Inc.	36,893	48,992
	Gamehost, Inc.	7,582	67,415
*	GDI Integrated Facility Services, Inc.	2,440	56,879
	George Weston Ltd.	14,030	2,665,963
	Gibson Energy, Inc.	78,274	1,411,146
	Gildan Activewear, Inc. (GIL CN)	4,746	239,732
	Gildan Activewear, Inc. (GIL US)	57,447	2,901,648
	goeasy Ltd.	9,293	1,227,352
	Great-West Lifeco, Inc.	5,328	200,069
	Guardian Capital Group Ltd., Class A	11,233	334,250
*	Haivision Systems, Inc.	16,200	58,225
	Hammond Manufacturing Co. Ltd., Class A	2,800	20,834
	Hammond Power Solutions, Inc.	14,679	1,313,016
		Shares	Value»
CANADA — (Continued)
	Headwater Exploration, Inc.	196,799	$1,029,729
	High Liner Foods, Inc.	18,697	228,585
	Hudbay Minerals, Inc. (HBM CN)	321,439	2,983,332
	Hudbay Minerals, Inc. (HBM US)	162,231	1,503,881
	iA Financial Corp., Inc.	76,148	7,453,777
*	IAMGOLD Corp. (IAG US)	233,600	1,579,136
#*	IAMGOLD Corp. (IMG CN)	471,051	3,182,042
	IGM Financial, Inc.	18,591	615,585
*	Imperial Metals Corp.	29,762	86,562
#	Imperial Oil Ltd. (IMO CN)	894	74,541
	Imperial Oil Ltd. (IMO US)	31,444	2,624,631
	Information Services Corp.	7,900	182,448
	InPlay Oil Corp.	1,350	10,376
	Intact Financial Corp.	11,756	2,429,935
*	Interfor Corp.	49,047	441,055
*	Ivanhoe Mines Ltd., Class A	2,903	22,648
Ω	Jamieson Wellness, Inc.	8,509	206,584
*	K92 Mining, Inc.	78,083	810,923
	K-Bro Linen, Inc.	6,218	153,700
*	Kelt Exploration Ltd.	169,312	899,346
	Keyera Corp.	70,498	2,213,238
	Kinross Gold Corp. (K CN)	607,485	9,719,935
	Kinross Gold Corp. (KGC US)	249,533	3,992,528
*	Kiwetinohk Energy Corp.	1,200	19,833
*	Knight Therapeutics, Inc.	51,768	227,531
*	Kolibri Global Energy, Inc.	20,937	128,287
	KP Tissue, Inc.	4,000	25,924
#	Labrador Iron Ore Royalty Corp.	46,651	897,264
*	Laramide Resources Ltd.	27,500	10,320
	Lassonde Industries, Inc., Class A	2,803	434,429
	Laurentian Bank of Canada	22,759	506,066
	Leon's Furniture Ltd.	26,174	514,753
#*	Lightspeed Commerce, Inc. (LSPD US)	3,913	48,678

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*††	Lightstream Resources Ltd.	116,588	$0
	Linamar Corp.	42,622	2,060,966
	Loblaw Cos. Ltd.	6,774	1,095,385
#*	Lucara Diamond Corp.	281,721	47,780
	Lundin Gold, Inc.	58,414	2,703,587
	Lundin Mining Corp.	412,816	4,215,752
	Magellan Aerospace Corp.	13,593	167,558
#	Magna International, Inc. (MG CN)	7,174	294,188
#	Magna International, Inc. (MGA US)	82,627	3,387,707
*	Major Drilling Group International, Inc.	78,468	497,787
*	Mandalay Resources Corp.	38,325	133,872
	Manulife Financial Corp. (MFC US)	2,156	66,750
	Maple Leaf Foods, Inc.	37,185	784,707
	Martinrea International, Inc.	84,970	510,212
*	Mattr Corp.	26,440	234,518
	McCoy Global, Inc.	12,200	31,521
*	MDA Space Ltd.	59,866	1,676,386
*	Medexus Pharmaceuticals, Inc.	5,900	11,667
	Medical Facilities Corp.	17,182	181,542
	MEG Energy Corp.	208,727	4,113,983
	Melcor Developments Ltd.	7,653	79,148
	Meren Energy, Inc.	288,677	370,847
	Methanex Corp. (MEOH US)	20,048	670,405
#	Methanex Corp. (MX CN)	29,109	973,101
	Metro, Inc.	27,751	2,122,009
	Morguard Corp.	74	6,313
#	MTY Food Group, Inc.	21,051	586,605
#	Mullen Group Ltd.	100,193	952,325
#	National Bank of Canada	113,847	11,842,330
	Neo Performance Materials, Inc.	2,200	24,626
*	New Gold, Inc. (NGD CN)	1,055,127	4,416,669
*	NFI Group, Inc.	3,945	54,380
	North American Construction Group Ltd. (NOA CN)	13,146	197,816
		Shares	Value»
CANADA — (Continued)
	North American Construction Group Ltd. (NOA US)	15,786	$237,264
	North West Co., Inc.	48,708	1,671,877
	Northland Power, Inc.	134,532	2,198,185
	Nutrien Ltd. (NTR US)	111,978	6,642,551
*	NuVista Energy Ltd.	212,874	2,249,188
#*	Obsidian Energy Ltd. (OBE CN)	23,700	145,046
*	Obsidian Energy Ltd. (OBE US)	31,479	192,651
	OceanaGold Corp.	233,095	3,171,070
	Onex Corp.	29,369	2,389,199
#	Open Text Corp. (OTEX CN)	4,642	136,620
	Open Text Corp. (OTEX US)	62,206	1,830,723
	OR Royalties, Inc. (OR CN)	4,239	117,417
#	OR Royalties, Inc. (OR US)	32,063	888,466
*††	Orbite Technologies, Inc.	121,500	0
#*	Organigram Global, Inc.	27,175	36,675
	Pan American Silver Corp. (PAAS CN)	50,331	1,359,625
	Paramount Resources Ltd., Class A	84,333	1,297,006
	Parex Resources, Inc.	103,577	1,228,930
	Parkland Corp.	75,641	2,135,046
	Pason Systems, Inc.	58,529	493,796
	Pembina Pipeline Corp. (PPL CN)	1,774	65,936
*	Perpetua Resources Corp.	6,110	92,261
#	Peyto Exploration & Development Corp.	198,548	2,785,633
	PHX Energy Services Corp.	36,391	218,514
	Pizza Pizza Royalty Corp.	13,880	159,576
	Polaris Renewable Energy, Inc.	24,451	219,523
#	Pollard Banknote Ltd.	2,752	44,192
	PrairieSky Royalty Ltd.	17,631	303,224
*	Precision Drilling Corp. (PD CN)	3,015	169,767
*	Precision Drilling Corp. (PDS US)	9,527	536,583
	Premium Brands Holdings Corp.	11,573	733,669
#	Propel Holdings, Inc.	10,900	283,041
*	Quarterhill, Inc.	96,378	92,511

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Quebecor, Inc., Class B	89,600	$2,520,647
*	Questerre Energy Corp., Class A	25,060	5,833
	RB Global, Inc. (RBA CN)	1,000	108,278
	RB Global, Inc. (RBA US)	19,696	2,132,289
*	Real Matters, Inc.	3,329	12,229
	Restaurant Brands International, Inc. (QSR US)	30,600	2,076,516
	Richelieu Hardware Ltd.	28,311	708,388
#	Rogers Communications, Inc. (RCI US), Class B	70,616	2,358,574
#	Rogers Communications, Inc. (RCIB CN), Class B	1,176	39,279
	Rogers Sugar, Inc.	82,390	335,363
#	Royal Bank of Canada (RY CN)	63,580	8,158,118
	Royal Bank of Canada (RY US)	32,014	4,112,518
	Russel Metals, Inc.	64,020	2,050,525
	Sandstorm Gold Ltd. (SAND US)	157,320	1,472,515
*	Sangoma Technologies Corp.	15,903	90,097
	Saputo, Inc.	4,600	96,475
	Savaria Corp.	24,571	352,534
	Secure Waste Infrastructure Corp.	175,502	1,917,651
	Sienna Senior Living, Inc.	47,699	616,204
*	SNDL, Inc.	23,678	40,726
*	Source Energy Services Ltd.	8,800	87,644
	South Bow Corp.	36,307	953,418
*	Spartan Delta Corp.	40,148	135,604
Ω	Spin Master Corp.	2,984	49,102
	Sprott, Inc. (SII CN)	5,586	376,126
	Sprott, Inc. (SII US)	7,400	498,464
*	SSR Mining, Inc. (SSRM CN)	63,335	756,494
	Stantec, Inc. (STN CN)	16,717	1,827,336
	Stella-Jones, Inc.	50,198	2,861,677
*Ω	STEP Energy Services Ltd.	11,760	37,344
	Strathcona Resources Ltd.	1,162	28,536
	Sun Life Financial, Inc. (SLF CN)	80,322	4,897,230
		Shares	Value»
CANADA — (Continued)
	Sun Life Financial, Inc. (SLF US)	29,319	$1,788,459
	Suncor Energy, Inc. (SU US)	336,590	13,281,841
	Superior Plus Corp.	228,713	1,142,245
	Supremex, Inc.	17,058	50,967
#	Surge Energy, Inc.	39,934	212,118
	Sylogist Ltd.	12,984	86,679
	Tamarack Valley Energy Ltd.	733,262	2,878,858
*	Taseko Mines Ltd. (TKO CN)	199,876	613,072
	TC Energy Corp. (TRP CN)	3,461	165,257
	TC Energy Corp. (TRP US)	52,844	2,530,171
	Teck Resources Ltd. (TECK US), Class B	102,972	3,342,471
	Teck Resources Ltd. (TECK/A CN), Class A	1,200	40,488
	Teck Resources Ltd. (TECKB CN), Class B	6,596	213,884
	TELUS Corp.	30,874	497,335
	TerraVest Industries, Inc.	7,833	965,105
	TFI International, Inc. (TFII CN)	11,970	1,040,982
	TFI International, Inc. (TFII US)	2,101	183,144
	Thomson Reuters Corp. (TRI CN)	2,324	466,410
	Timbercreek Financial Corp.	38,200	213,111
	TMX Group Ltd.	205	8,336
#	Topaz Energy Corp.	21,164	393,312
*	Torex Gold Resources, Inc.	99,013	2,789,039
	Toromont Industries Ltd.	14,333	1,453,264
	Toronto-Dominion Bank (TD CN)	58,533	4,263,244
	Toronto-Dominion Bank (TD US)	45,361	3,305,910
	Total Energy Services, Inc.	43,526	365,649
*	Touchstone Exploration, Inc.	34,400	6,083
	Tourmaline Oil Corp.	138,658	5,901,183
#	TransAlta Corp.	68,543	825,943
	TransAlta Corp.	66,278	797,383
	Transcontinental, Inc., Class A	84,102	1,169,634
*††	Trevali Mining Corp.	33,236	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Trican Well Service Ltd.	353,067	$1,449,879
	Triple Flag Precious Metals Corp. (TFPM CN)	4,733	108,009
*	Trisura Group Ltd. (TSU CN)	2,884	88,023
*	Valeura Energy, Inc.	21,230	142,953
	Vermilion Energy, Inc. (VET CN)	58	476
	Vermilion Energy, Inc. (VET US)	56,684	465,942
	VersaBank (VBNK CN)	3,600	42,714
	VersaBank (VBNK US)	2,787	32,942
*††	Victoria Gold Corp./Vancouver	2,102	273
*	Viemed Healthcare, Inc.	23,412	142,579
	Wajax Corp.	25,359	431,923
	Waste Connections, Inc. (WCN US)	6,883	1,284,850
*	Well Health Technologies Corp.	119,539	394,265
*	Wesdome Gold Mines Ltd.	95,760	1,140,329
	West Fraser Timber Co. Ltd. (WFG CN)	49,726	3,447,394
*	Western Forest Products, Inc.	6,836	65,717
#	Westshore Terminals Investment Corp.	35,352	719,746
#	Whitecap Resources, Inc.	1,038,616	7,835,742
	Winpak Ltd.	15,756	465,539
	WSP Global, Inc.	14,639	3,014,223
	Yellow Pages Ltd.	3,734	29,617
TOTAL CANADA			440,900,977
CHINA — (0.0%)
	China Gold International Resources Corp. Ltd. (CGG CN)	243,398	2,104,437
*††	Hanfeng Evergreen, Inc.	5,700	0
*	Neo-Neon Holdings Ltd.	545,000	25,509
TOTAL CHINA			2,129,946
DENMARK — (2.3%)
*	ALK-Abello AS	50,594	1,467,925
	Alm Brand AS	742,648	2,048,449
		Shares	Value»
DENMARK — (Continued)
	AP Moller - Maersk AS (MAERSKA DC), Class A	382	$749,549
	AP Moller - Maersk AS (MAERSKB DC), Class B	327	645,747
*	Bang & Olufsen AS	44,234	88,439
*	Bavarian Nordic AS	51,710	1,871,701
	Carlsberg AS, Class B	29,024	3,618,341
	Chemometec AS	3,212	247,906
#	Coloplast AS, Class B	9,211	841,259
	Columbus AS	42,729	64,801
	D/S Norden AS	32,817	1,141,271
	Danske Bank AS	128,707	5,105,996
#*	Demant AS	57,210	2,167,549
*	Dfds AS	11,140	199,996
	DSV AS	11,415	2,557,845
	FLSmidth & Co. AS	45,813	2,695,011
	Foroya Banki P	3,338	96,491
*	Genmab AS (GMAB DC)	3,044	655,365
#*	GN Store Nord AS	84,919	1,216,511
	H Lundbeck AS (HLUNA DC), Class A	33,531	150,009
	H Lundbeck AS (HLUNB DC)	168,361	877,120
*	H&H International AS, Class B	16,762	267,261
*	Huscompagniet AS	9,014	64,112
	ISS AS	100,266	2,882,281
	Jyske Bank AS	40,764	4,092,394
	Matas AS	32,265	661,824
	MT Hoejgaard Holding AS	1,507	94,932
*Ω	Netcompany Group AS	31,620	1,159,498
*	Nilfisk Holding AS	12,167	173,198
*	NKT AS	53,220	4,681,909
	Novo Nordisk AS (NOVOB DC), Class B	95,182	4,426,721
	Novonesis Novozymes B, Class B	88,871	5,749,733
#*	NTG Nordic Transport Group AS	3,694	110,709
	Pandora AS	48,744	8,047,419
	Parken Sport & Entertainment AS	3,314	85,361
	Per Aarsleff Holding AS	19,250	2,073,168
	Ringkjoebing Landbobank AS	29,027	6,399,044
	Rockwool AS, Class A	28,420	1,251,094

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS, Class B	85,150	$3,731,325
	Royal Unibrew AS	23,622	1,766,885
#*	RTX AS	5,266	66,001
Ω	Scandinavian Tobacco Group AS	50,447	660,236
	Schouw & Co. AS	11,084	1,043,944
#	Solar AS, Class B	6,220	268,387
	SP Group AS	5,488	224,351
	Sparekassen Sjaelland-Fyn AS	12,275	624,412
	Sydbank AS	54,360	4,027,381
	Tivoli AS	881	83,203
	TORM PLC, Class A	52,874	974,609
*	Trifork Group AG	3,327	47,695
	Tryg AS	116,659	2,814,038
	UIE PLC	12,391	553,020
	Vestas Wind Systems AS	26,513	484,077
	Vestjysk Bank AS	122,141	88,886
#*	Zealand Pharma AS	22,238	1,150,546
TOTAL DENMARK			89,336,935
FINLAND — (1.7%)
	Aktia Bank OYJ	45,889	528,312
#	Alandsbanken Abp, Class B	1,791	79,661
	Alma Media OYJ	17,628	265,996
#	Anora Group OYJ	25,666	93,445
	Apetit OYJ	2,895	47,104
	Aspo OYJ	11,569	69,673
	Atria OYJ	10,371	158,004
	Bittium OYJ	6,294	74,743
	Digia OYJ	6,411	53,649
	Elisa OYJ	48,367	2,488,611
#	eQ OYJ	1,826	26,953
#	Evli OYJ, Class B	1,283	28,107
#	Finnair OYJ	26,021	85,297
#	Fiskars OYJ Abp	32,534	533,349
	Fortum OYJ	151,462	2,778,680
	F-Secure OYJ	27,403	51,426
	Gofore OYJ	1,159	23,728
	Harvia OYJ	9,212	533,371
	Hiab OYJ	22,436	1,531,128
	HKFoods OYJ	32,204	58,388
	Huhtamaki OYJ	45,829	1,577,406
	Kalmar OYJ, Class B	31,343	1,414,447
	Kemira OYJ	77,984	1,659,606
	Kesko OYJ (KESKOA FH), Class A	29,734	647,246
	Kesko OYJ (KESKOB FH), Class B	152,063	3,307,281
	Kone OYJ, Class B	71,787	4,408,328
	Konecranes OYJ	46,376	3,864,607
	Lassila & Tikanoja OYJ	22,066	237,908
*	Lindex Group OYJ	82,888	268,360
	Mandatum OYJ	220,354	1,494,685
		Shares	Value»
FINLAND — (Continued)
	Marimekko OYJ	14,474	$215,383
#	Metsa Board OYJ (METSB FH), Class B	51,427	189,195
	Metso OYJ	286,680	3,600,496
#	NoHo Partners OYJ	1,954	20,455
	Nokia OYJ (NOKIA FH)	473,305	1,928,881
	Nokia OYJ (NOKIA FP)	143,713	588,884
#	Nokian Renkaat OYJ	44,735	401,618
	Nordea Bank Abp (NDA FH)	605,343	8,833,033
	Nordea Bank Abp (NDA SS)	212,648	3,104,810
	Olvi OYJ, Class A	10,348	394,060
	Oriola OYJ (OKDBV FH), Class B	60,233	75,119
	Orion OYJ (ORNAV FH), Class A	11,860	941,326
	Orion OYJ (ORNBV FH), Class B	44,894	3,594,157
	Outokumpu OYJ	169,821	638,987
	Pihlajalinna OYJ	15,927	296,554
	Ponsse OYJ	3,591	130,781
	Puuilo OYJ	34,014	530,681
#*	QT Group OYJ	12,557	864,080
	Raisio OYJ, Class V	60,384	172,716
	Revenio Group OYJ	5,435	162,751
	Sampo OYJ, Class A	389,693	4,178,506
	Sanoma OYJ	79,944	924,468
	Scanfil OYJ	11,458	146,596
#	Stora Enso OYJ, Class R	134,936	1,388,421
	Taaleri PLC	4,643	37,439
Ω	Terveystalo OYJ	99,505	1,218,996
	TietoEVRY OYJ	51,025	878,340
#	Tokmanni Group Corp.	37,657	368,751
	UPM-Kymmene OYJ	26,349	682,907
	Vaisala OYJ, Class A	9,903	534,140
#	Valmet OYJ	57,181	2,063,194
	Wartsila OYJ Abp	19,117	528,172
*	YIT OYJ	43,123	149,404
TOTAL FINLAND			68,172,800
FRANCE — (6.4%)
*	74Software SA	7,304	311,103
	ABC arbitrage	10,785	76,723
	Accor SA	14,605	740,238
#	Aeroports de Paris SA	371	45,030
	Air Liquide SA	17,550	3,452,725
	Airbus SE	10,855	2,182,453
	AKWEL SADIR	8,051	79,126
*	Alstom SA	61,954	1,453,213
*	Altamir	17,275	564,119
	Alten SA	9,761	793,327

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
Ω	Amundi SA	17,468	$1,290,893
*Ω	Aramis Group SAS	9,742	59,551
	Arkema SA	46,135	3,137,243
	Assystem SA	1,977	109,232
	Aubay	2,886	165,200
	AXA SA	28,216	1,370,427
Ω	Ayvens SA	17,052	183,232
*	Bastide le Confort Medical	2,079	72,100
#	Beneteau SACA	42,115	390,976
	BioMerieux	1,920	274,722
	BNP Paribas SA	55,287	5,040,970
	Boiron SA	3,024	72,193
	Bollore SE	104,584	603,244
	Bonduelle SCA	11,564	105,467
	Bouygues SA	122,374	5,038,935
	Bureau Veritas SA	79,293	2,441,915
*	Canal & SA	161,833	515,077
	Capgemini SE	21,438	3,191,610
	Carrefour SA	299,511	4,292,294
	CBo Territoria	13,564	56,658
*	Cegedim SA	6,647	82,592
	Cie de Saint-Gobain SA	93,595	10,736,947
	Cie des Alpes	18,568	487,361
	Cie Generale des Etablissements Michelin SCA	301,482	10,725,665
*	Clariane SE	84,498	438,095
	Coface SA	84,462	1,570,375
	Credit Agricole SA	82,436	1,517,194
	Danone SA	45,098	3,690,677
	Dassault Aviation SA	435	135,440
	Derichebourg SA	108,712	714,879
	Eiffage SA	49,878	6,695,393
#*	Ekinops SAS	2,290	9,002
*Ω	Elior Group SA	89,183	264,842
	Elis SA	172,867	4,765,954
	Engie SA	760,357	17,091,468
#	Eramet SA	3,227	178,446
	EssilorLuxottica SA	2,135	634,852
	Esso SA Francaise	2,536	278,904
	Etablissements Maurel et Prom SA	68,376	419,915
	Eurazeo SE	26,130	1,533,302
*	Euroapi SA	3,106	10,190
	Eurofins Scientific SE	24,572	1,881,807
Ω	Euronext NV	9,721	1,566,917
#*	Eutelsat Communications SACA	30,998	110,930
	FDJ UNITED	40,542	1,264,579
*	Figeac Aero	1,504	17,648
	Fnac Darty SA (0QSH LI)	2,700	91,730
	Fnac Darty SA (FNAC FP)	8,241	278,974
		Shares	Value»
FRANCE — (Continued)
	Gaztransport Et Technigaz SA	16,426	$3,089,490
	Getlink SE	8,518	154,482
	GL Events SACA	9,927	342,327
	Groupe Crit SA	2,527	179,898
*	Guerbet	5,789	138,325
	Hermes International SCA	2,821	6,898,721
*	ID Logistics Group SACA	2,241	1,124,971
	Imerys SA	14,166	348,745
#	Infotel SA	2,228	101,888
	Interparfums SA	3,347	122,904
	Ipsen SA	13,284	1,565,282
	IPSOS SA	38,098	1,710,689
#	Jacquet Metals SACA	5,412	138,775
	JCDecaux SE	48,441	796,402
	Kaufman & Broad SA	12,179	433,919
	Laurent-Perrier	1,921	207,723
	Lectra	1,098	30,542
	Legrand SA	10,936	1,615,321
#	Linedata Services	862	66,793
	LISI SA	9,353	505,528
	LNA Sante SA	5,091	165,521
	L'Oreal SA	3,263	1,443,822
	Louis Hachette Group	7,100	13,230
	LVMH Moet Hennessy Louis Vuitton SE	1,185	636,122
#*Ω	Maisons du Monde SA	9,594	24,187
#	Manitou BF SA	11,191	246,891
#	Mersen SA	18,638	510,414
	Metropole Television SA	26,704	390,077
	Nexans SA	13,265	1,906,450
*	Nexity SA	15,443	201,225
	NRJ Group	18,897	156,894
	Oeneo SA	12,484	135,875
	Opmobility	62,816	961,825
	Orange SA (ORA FP)	1,286,762	19,573,016
*	OVH Groupe SA	4,023	48,413
	Pluxee NV	17,797	360,893
	Publicis Groupe SA (PUB FP)	27,802	2,540,594
	Quadient SA	18,572	341,393
	Renault SA	66,581	2,463,549
	Rexel SA	244,826	7,399,726
	Robertet SA	158	148,832
	SA d'Explosifs et de Produits Chimiques	82	18,337
	Safran SA	20,936	6,903,671
	Samse SACA	314	53,548
	Sanofi SA (SAN FP)	27,247	2,445,980
#	Sartorius Stedim Biotech	436	87,126
	Savencia SA	3,513	260,503
	Schneider Electric SE (0NWV LI)	1,883	488,952

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Schneider Electric SE (SU FP)	11,379	$2,944,808
	SCOR SE	88,897	2,896,002
	SEB SA	11,656	851,439
	Seche Environnement SACA	4,299	499,445
	SES SA	294,899	2,027,931
#*Ω	SMCP SA	12,452	71,785
	Societe BIC SA	20,291	1,233,756
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	63,505
	Societe Generale SA	86,638	5,529,974
	Societe LDC SADIR	3,690	389,605
	Sodexo SA	26,406	1,570,456
*	SOITEC	401	17,358
	Sopra Steria Group	11,331	2,441,565
	SPIE SA	81,284	4,783,674
#	Stef SA	4,178	630,414
	STMicroelectronics NV (STM FP)	33,324	846,894
	Sword Group	4,261	176,476
	Synergie SE	7,052	276,697
	Technip Energies NV	112,128	4,841,838
	Teleperformance SE	37,301	3,636,516
#	Television Francaise 1 SA	56,283	538,148
	Thales SA	10,190	2,741,045
	Thermador Groupe	3,866	360,849
#	Tikehau Capital SCA	11,998	267,721
	TotalEnergies SE (TTE FP)	378,407	22,502,148
#	Trigano SA	10,716	1,827,451
*	Ubisoft Entertainment SA	18,626	196,439
	Valeo SE	147,948	1,609,595
#	Vallourec SACA	192,412	3,596,002
Ω	Verallia SA	41,833	1,345,933
	Vetoquinol SA	2,062	181,354
	Vicat SACA	12,948	838,561
	VIEL & Cie SA	16,841	301,553
	Vinci SA	41,979	5,831,251
	Virbac SACA	1,818	719,968
#*	Viridien	8,923	593,432
	Vivendi SE	161,833	613,478
#	Wavestone	2,176	143,972
*Ω	X-Fab Silicon Foundries SE	16,404	119,336
TOTAL FRANCE			254,862,239
GERMANY — (8.6%)
	1&1 AG	33,655	707,510
	Adesso SE	892	82,417
	adidas AG	40,742	7,786,971
	All for One Group SE	1,327	74,032
	Allgeier SE	6,635	141,374
	Allianz SE (ALV GR)	9,813	3,877,878
		Shares	Value»
GERMANY — (Continued)
	AlzChem Group AG	5,513	$933,198
#	Amadeus Fire AG	2,182	166,593
	Atoss Software SE	5,327	714,520
Ω	Aumann AG	4,755	64,697
#	Aurubis AG	25,680	2,561,440
	BASF SE	325,719	15,963,285
*	Basler AG	4,706	61,909
	Bayer AG	491,636	15,290,726
	Bayerische Motoren Werke AG	34,821	3,313,266
#*	BayWa AG (BYW6 GR)	7,493	83,122
	Bechtle AG	41,971	1,821,702
Ω	Befesa SA	14,107	423,011
	Beiersdorf AG	5,054	628,021
	Bertrandt AG	2,782	61,340
	Bijou Brigitte AG	5,189	227,389
*	Bike24 Holding AG	2,531	8,350
	Bilfinger SE	19,633	2,112,222
	Borussia Dortmund GmbH & Co. KGaA	92,191	384,204
	Brenntag SE	83,398	5,173,938
Ω	Brockhaus Technologies AG	2,050	30,651
	CANCOM SE (COK GR)	20,513	600,924
	Carl Zeiss Meditec AG	309	17,039
*	Ceconomy AG	104,282	526,909
	CENIT AG	5,167	44,835
	Cewe Stiftung & Co. KGaA	6,588	754,461
	Commerzbank AG	306,138	11,163,565
	Continental AG	43,559	3,720,399
*	Covestro AG	12,695	860,354
	CTS Eventim AG & Co. KGaA	27,901	3,150,703
	Daimler Truck Holding AG	218,320	10,620,233
	Dermapharm Holding SE	9,637	369,078
	Deutsche Bank AG (DB US)	251,120	8,281,938
	Deutsche Bank AG (DBK GR)	18,884	621,973
#	Deutsche Beteiligungs AG	9,791	272,138
	Deutsche Boerse AG	65,241	18,879,912
	Deutsche Lufthansa AG	366,551	3,143,113
Ω	Deutsche Pfandbriefbank AG	26,208	163,164
	Deutsche Post AG	339,804	15,225,158
	Deutsche Telekom AG (DTE GR)	713,773	25,600,109
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	5,867	210,156

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutz AG	81,056	$710,816
	Draegerwerk AG & Co. KGaA	2,155	144,991
	Duerr AG	71,144	1,828,591
Ω	DWS Group GmbH & Co. KGaA	26,592	1,592,435
	E.ON SE	482,173	8,796,394
	Eckert & Ziegler SE	7,930	603,260
	Elmos Semiconductor SE	7,963	794,782
	ElringKlinger AG	31,526	156,248
	Energiekontor AG	2,492	140,046
	Evonik Industries AG	74,680	1,483,000
	Fabasoft AG	1,147	21,527
	Fielmann Group AG	10,288	651,871
	flatexDEGIRO AG	117,214	3,542,588
#*	Fraport AG Frankfurt Airport Services Worldwide	26,991	2,008,560
	Freenet AG	117,942	3,825,194
	Fresenius Medical Care AG (FME GR)	50,967	2,585,118
	Fresenius SE & Co. KGaA	41,103	1,961,872
	Friedrich Vorwerk Group SE	6,850	665,772
	FUCHS SE	12,719	447,345
	GEA Group AG	75,384	5,414,851
	Gerresheimer AG	23,815	1,174,173
	Gesco SE	6,186	127,528
	GFT Technologies SE	20,390	422,408
#	Grenke AG	922	18,778
	Hannover Rueck SE	11,492	3,486,022
#Ω	Hapag-Lloyd AG	3,509	506,496
	Heidelberg Materials AG	72,839	16,803,556
*	Heidelberger Druckmaschinen AG	189,311	489,775
	Hella GmbH & Co. KGaA	1,154	114,375
#*	HelloFresh SE	102,933	1,083,130
	Henkel AG & Co. KGaA	10,898	774,960
#	Hensoldt AG	21,100	2,312,619
	HOCHTIEF AG	10,531	2,294,634
	Hornbach Holding AG & Co. KGaA	14,561	1,712,137
	HUGO BOSS AG	45,036	2,097,465
	Indus Holding AG	15,032	406,098
	Infineon Technologies AG (IFNNY US), ADR	25,149	988,859
	Infineon Technologies AG (IFX GR)	238,824	9,381,750
	Init Innovation in Traffic Systems SE	4,242	200,001
		Shares	Value»
GERMANY — (Continued)
Ω	Instone Real Estate Group SE	13,203	$140,628
#	IVU Traffic Technologies AG	6,118	147,023
	Jenoptik AG	60,670	1,285,722
Ω	JOST Werke SE	14,956	880,421
	K&S AG	87,825	1,328,595
	KION Group AG	56,418	3,468,288
	Kloeckner & Co. SE	10,732	78,259
	Knorr-Bremse AG	24,318	2,427,069
*	Koenig & Bauer AG	9,008	145,789
#	Kontron AG	38,571	1,244,304
	Krones AG	12,389	1,834,510
	KSB SE & Co. KGaA	83	92,410
	KWS Saat SE & Co. KGaA	11,399	811,883
	Lanxess AG	13,226	363,211
	Leifheit AG	5,800	101,075
#*	MAX Automation SE	1,669	11,018
*	Medios AG	753	11,024
	Mercedes-Benz Group AG	73,853	4,181,575
	Merck KGaA	1,336	166,979
	MLP SE	69,864	673,175
	MTU Aero Engines AG	10,646	4,592,240
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,913	7,799,091
#	Mutares SE & Co. KGaA	16,342	562,995
*	Nagarro SE	3,616	228,686
	Nemetschek SE	17,287	2,575,643
#	Norma Group SE	10,564	188,037
#	Patrizia SE	20,053	178,937
*	Pentixapharm Holding AG	7,772	17,866
	Pfeiffer Vacuum Technology AG	1,855	329,148
#	PNE AG	1,022	17,623
	ProCredit Holding AG	23,774	246,588
	ProSiebenSat.1 Media SE	70,381	641,529
	Puma SE (PUM GR)	1,990	42,066
#*	PVA TePla AG	13,054	315,599
	PWO AG	1,001	33,094
*	q.beyond AG	40,000	43,120
#	Qiagen NV	36,664	1,813,126
*	R Stahl AG	1,041	21,970
	Rational AG	1,798	1,387,961
	Rheinmetall AG	10,704	21,188,526
#	RTL Group SA	6,588	259,679
	RWE AG	48,169	1,976,142
	SAF-Holland SE	27,426	494,741
	Salzgitter AG	6,973	180,797
	Schaeffler AG	47,886	276,857
	Schott Pharma AG & Co. KGaA	2,383	64,315

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	Scout24 SE	4,867	$650,434
#	Secunet Security Networks AG	917	227,965
	Siemens AG (SIE GR)	18,472	4,704,876
*	Siemens Energy AG	12,852	1,487,987
Ω	Siemens Healthineers AG	11,955	643,928
#	Siltronic AG	4,539	196,249
	Sixt SE	6,786	703,650
#*	SMA Solar Technology AG	15,233	348,695
	Stabilus SE	10,024	287,356
	Stroeer SE & Co. KGaA	14,983	805,071
#	Suedzucker AG	59,754	684,279
	SUSS MicroTec SE	18,932	686,278
	Symrise AG	10,273	931,219
	Takkt AG	18,769	115,214
*	Talanx AG	24,927	3,304,000
*Ω	TeamViewer SE	96,732	989,272
	Technotrans SE	3,475	96,655
	thyssenkrupp AG	280,860	3,250,997
*	TUI AG	134,400	1,212,563
	United Internet AG	61,043	1,749,674
#	Verbio SE	15,266	197,810
	Volkswagen AG	7,991	852,193
	Vossloh AG	15,168	1,487,642
#	Wacker Chemie AG	6,672	496,603
	Wacker Neuson SE	18,945	495,598
	Washtec AG	5,838	267,218
*	Westwing Group SE	1,744	18,245
	Wuestenrot & Wuerttembergische AG	14,659	234,598
*Ω	Zalando SE	11,238	327,678
	Zeal Network SE	1,813	99,676
TOTAL GERMANY			341,112,909
HONG KONG — (1.4%)
*	Aceso Life Science Group Ltd.	473,933	1,196
	Aeon Credit Service Asia Co. Ltd.	74,000	69,276
	AIA Group Ltd.	483,800	4,511,031
*	Allied Group Ltd.	236,000	50,055
	APAC Resources Ltd.	230,903	38,676
	Asia Financial Holdings Ltd.	136,000	84,715
	ASMPT Ltd.	29,000	245,332
	Bank of East Asia Ltd.	346,700	535,889
	BOC Hong Kong Holdings Ltd.	238,000	1,068,681
		Shares	Value»
HONG KONG — (Continued)
#	Bright Smart Securities & Commodities Group Ltd.	650,000	$1,219,844
	Build King Holdings Ltd.	240,000	38,697
	Cafe de Coral Holdings Ltd.	276,000	254,283
	Cathay Pacific Airways Ltd.	814,000	1,209,861
	Chevalier International Holdings Ltd.	30,055	15,378
*	China Star Entertainment Ltd.	1,552,000	476,863
	Chinese Estates Holdings Ltd.	100,500	16,705
	Chow Sang Sang Holdings International Ltd.	325,000	343,293
	CITIC Telecom International Holdings Ltd.	1,637,000	530,728
	CK Asset Holdings Ltd.	41,152	188,567
	CK Hutchison Holdings Ltd.	76,460	497,678
	CK Infrastructure Holdings Ltd.	17,500	123,252
*	CK Life Sciences International Holdings, Inc.	258,000	32,715
#††	Convoy, Inc.	5,166,000	20,598
Ω	Crystal International Group Ltd.	519,000	372,885
*	CSC Holdings Ltd.	4,600,000	18,035
	CTF Services Ltd.	741,830	727,258
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	258,595	302,313
	Dah Sing Financial Holdings Ltd.	111,066	412,028
	Dickson Concepts International Ltd.	83,500	56,734
	Dream International Ltd.	48,000	83,251
	Eagle Nice International Holdings Ltd.	242,000	125,257
††	EcoGreen International Group Ltd.	234,000	10,621
	Emperor Watch & Jewellery Ltd.	1,020,000	52,549
*	ENM Holdings Ltd.	324,000	11,131

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Fairwood Holdings Ltd.	55,500	$39,176
	Far East Consortium International Ltd.	915,938	91,773
	First Pacific Co. Ltd.	1,837,200	1,445,556
#*Ω	FIT Hon Teng Ltd.	1,215,000	408,976
	FSE Lifestyle Services Ltd.	90,000	67,008
	Galaxy Entertainment Group Ltd.	77,000	375,503
	Get Nice Holdings Ltd.	608,600	11,950
	Giordano International Ltd.	1,158,000	219,603
	Glorious Sun Enterprises Ltd.	447,000	75,646
*††	Gold Financial Holdings Ltd.	204,000	0
	Great Eagle Holdings Ltd.	125,003	233,951
	G-Resources Group Ltd.	229,930	316,019
	Guoco Group Ltd.	2,000	18,860
#	Guotai Junan International Holdings Ltd.	2,101,000	1,712,487
	Hang Lung Group Ltd.	362,000	654,003
	Hang Lung Properties Ltd.	88,254	90,889
	Hang Seng Bank Ltd.	28,900	420,978
	Harbour Centre Development Ltd.	53,000	30,098
#	Henderson Land Development Co. Ltd.	88,575	309,948
	HKBN Ltd.	322,500	204,863
*	HKR International Ltd.	265,188	31,485
	HKT Trust & HKT Ltd.	1,262,000	1,987,117
	Hong Kong & China Gas Co. Ltd.	158,735	141,681
	Hong Kong Exchanges & Clearing Ltd.	74,500	4,031,850
	Hong Kong Ferry Holdings Co. Ltd.	16,000	9,757
	Hong Kong Technology Venture Co. Ltd.	263,659	54,828
*	Hongkong & Shanghai Hotels Ltd.	413,220	307,505
	Hutchison Telecommunications Hong Kong Holdings Ltd.	988,000	135,809
	IGG, Inc.	553,000	289,618
		Shares	Value»
HONG KONG — (Continued)
Ω	Impro Precision Industries Ltd.	285,000	$109,908
*	IPE Group Ltd.	305,000	16,779
	JBM Healthcare Ltd.	46,000	17,325
	Johnson Electric Holdings Ltd.	464,085	1,367,827
	K Wah International Holdings Ltd.	450,000	124,009
*	Kader Holdings Co. Ltd.	4,000	143
	Karrie International Holdings Ltd.	78,000	9,139
	Kerry Properties Ltd.	270,500	722,263
	KLN Logistics Group Ltd.	350,250	368,323
	Kowloon Development Co. Ltd.	204,504	83,289
*	Lai Sun Garment International Ltd.	45,334	3,233
	Liu Chong Hing Investment Ltd.	106,000	60,350
	Luk Fook Holdings International Ltd.	198,000	516,654
	Man Wah Holdings Ltd.	932,000	525,747
*	Midland Holdings Ltd.	86,000	19,353
	Miramar Hotel & Investment	144,000	181,791
#	Modern Dental Group Ltd.	345,000	190,804
*	Mongolian Mining Corp.	810,000	811,051
	MTR Corp. Ltd.	12,216	43,944
*	NagaCorp Ltd.	407,784	214,784
	Nameson Holdings Ltd.	596,000	60,636
*	National United Resources Holdings Ltd.	35,000	160
*	New Focus Auto Tech Holdings Ltd.	1,452,000	9,992
*††	NewOcean Energy Holdings Ltd.	788,000	0
#	Nissin Foods Co. Ltd.	135,000	117,000
	Orbusneich Medical Group Holdings Ltd.	23,000	15,270
	Oriental Watch Holdings	432,368	186,345
*	Oshidori International Holdings Ltd.	2,508,000	148,164
#	Pacific Basin Shipping Ltd.	4,309,000	1,245,110
	Pacific Textiles Holdings Ltd.	361,000	67,589
	PAX Global Technology Ltd.	271,000	234,760

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	PC Partner Group Ltd.	160,000	$150,753
	PCCW Ltd.	281,415	201,619
	Perfect Medical Health Management Ltd.	120,000	25,068
	Pico Far East Holdings Ltd.	798,000	260,019
	Plover Bay Technologies Ltd.	144,000	121,576
	PRADA SpA	78,000	424,544
*	Public Financial Holdings Ltd.	166,000	28,769
*	Regal Hotels International Holdings Ltd.	164,000	11,042
Ω	Regina Miracle International Holdings Ltd.	210,000	48,696
Ω	Samsonite Group SA	595,500	1,214,646
	SAS Dragon Holdings Ltd.	294,000	175,708
#	Shangri-La Asia Ltd.	633,666	367,085
*	Shun Tak Holdings Ltd.	813,249	68,447
	Singamas Container Holdings Ltd.	944,000	82,738
	Sino Land Co. Ltd.	384,451	443,156
	SITC International Holdings Co. Ltd.	793,000	2,563,977
	SmarTone Telecommunications Holdings Ltd.	349,166	204,321
*	Solomon Systech International Ltd.	604,000	35,118
*	Soundwill Holdings Ltd.	69,000	54,282
*	South China Holdings Co. Ltd.	880,000	3,801
	Stella International Holdings Ltd.	465,500	924,502
	Sun Hung Kai & Co. Ltd.	472,341	212,771
	Sun Hung Kai Properties Ltd.	31,282	371,551
	SUNeVision Holdings Ltd.	581,000	573,471
	Swire Pacific Ltd. (19 HK), Class A	120,000	1,084,720
	Swire Pacific Ltd. (87 HK), Class B	157,500	247,441
	TAI Cheung Holdings Ltd.	47,000	19,993
	Tai Hing Group Holdings Ltd.	194,000	23,424
	Techtronic Industries Co. Ltd.	111,000	1,327,299
		Shares	Value»
HONG KONG — (Continued)
	Texhong International Group Ltd.	279,000	$168,952
	Texwinca Holdings Ltd.	378,000	41,850
*	Theme International Holdings Ltd.	870,000	93,106
*	Tongda Group Holdings Ltd.	2,870,000	42,657
	Town Health International Medical Group Ltd.	1,171,899	41,075
	Tradelink Electronic Commerce Ltd.	162,000	19,776
	Transport International Holdings Ltd.	61,878	70,920
	United Laboratories International Holdings Ltd.	1,027,000	1,925,165
*††	Untrade.Genting	436,000	0
	Value Partners Group Ltd.	250,000	68,002
	Vitasoy International Holdings Ltd.	390,000	455,307
	VSTECS Holdings Ltd.	745,200	862,430
	VTech Holdings Ltd.	83,000	615,027
Ω	WH Group Ltd.	2,112,568	2,114,972
	Wing On Co. International Ltd.	30,000	48,485
*	Xingye Alloy Materials Group Ltd.	121,000	15,558
#	Xinyi Glass Holdings Ltd.	1,118,219	1,152,648
	Yue Yuen Industrial Holdings Ltd.	522,000	816,444
TOTAL HONG KONG			54,756,965
IRELAND — (0.6%)
	AIB Group PLC	702,702	5,543,370
	Bank of Ireland Group PLC	586,082	7,859,337
	Cairn Homes PLC	503,745	1,250,271
	Dalata Hotel Group PLC	164,527	1,196,224
	FBD Holdings PLC (FBD ID)	18,953	302,112
	Glanbia PLC (GLB ID)	122,937	1,786,260
*Ω	Glenveagh Properties PLC	406,308	866,600
	Irish Continental Group PLC (IR5B ID)	94,874	598,388
	Kerry Group PLC (KYGA ID), Class A	1,235	114,077

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Kingspan Group PLC (KSP ID)	31,657	$2,627,274
*	Permanent TSB Group Holdings PLC	44,764	106,266
TOTAL IRELAND			22,250,179
ISRAEL — (1.1%)
*	AFI Properties Ltd.	2,858	172,996
	Alrov Properties & Lodgings Ltd.	3,510	261,244
	Altshuler Shaham Finance Ltd.	26,346	47,802
	Amos Luzon Development & Energy Group Ltd.	28,031	25,290
	Arad Ltd.	8,947	136,491
*	Ashdod Refinery Ltd.	2,855	49,096
	Ashtrom Group Ltd.	6,397	133,311
	AudioCodes Ltd. (AUDC US)	5,277	52,876
	Automatic Bank Services Ltd.	11,018	69,958
	Ayalon Holdings Ltd.	5,103	87,151
	Azorim-Investment Development & Construction Co. Ltd.	22,180	143,491
	Azrieli Group Ltd.	201	19,748
	Bank Hapoalim BM	99,621	1,868,200
	Bank Leumi Le-Israel BM	199,102	3,683,143
#	Baran Group Ltd.	3,482	16,692
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	701,523
	Bezeq The Israeli Telecommunication Corp. Ltd.	347,782	646,944
	Carasso Motors Ltd.	31,251	368,750
	Castro Model Ltd.	588	25,454
*	Cellcom Israel Ltd. (CEL IT)	31,987	289,120
*	Cellcom Israel Ltd. (CELJF US)	44,794	399,115
	Clal Insurance Enterprises Holdings Ltd.	46,879	2,247,571
#	Cohen Development Gas & Oil Ltd.	216	13,367
*	Compugen Ltd.	11,330	16,405
	Danel Adir Yeoshua Ltd.	2,820	386,520
	Danya Cebus Ltd.	1,721	62,785
	Delek Automotive Systems Ltd.	3,815	29,828
	Delek Group Ltd.	5,388	1,094,194
	Delta Galil Ltd.	7,154	379,613
		Shares	Value»
ISRAEL — (Continued)
#	Delta Israel Brands Ltd.	1,791	$46,340
	Diplomat Holdings Ltd.	7,551	117,679
#	Direct Finance of Direct Group 2006 Ltd.	1,414	220,024
*	Dor Alon Energy in Israel 1988 Ltd.	3,031	119,796
#	Duniec Brothers Ltd.	1,023	69,084
*	El Al Israel Airlines	62,182	251,027
	Electra Consumer Products 1970 Ltd.	3,998	158,648
#	Electra Ltd.	512	310,208
*	Ellomay Capital Ltd.	2,696	49,161
*	Equital Ltd.	17,929	777,974
*	Fattal Holdings 1998 Ltd.	2,508	451,407
	First International Bank of Israel Ltd.	11,171	775,883
	FMS Enterprises Migun Ltd.	2,031	87,098
	Formula Systems 1985 Ltd. (FORTY IT)	4,452	535,917
	Fox Wizel Ltd.	4,361	452,241
	Gav-Yam Lands Corp. Ltd.	8,131	90,754
*	Gilat Satellite Networks Ltd.	8,091	60,612
*	Hagag Group Real Estate Development	9,170	57,443
	Hamat Group Ltd.	5,120	24,380
	Harel Insurance Investments & Financial Services Ltd.	90,237	2,720,263
	Hilan Ltd.	8,281	676,529
	ICL Group Ltd.	1,654	10,304
	IDI Insurance Co. Ltd.	6,733	387,866
*	IES Holdings Ltd.	1,407	122,540
	Ilex Medical Ltd.	3,223	57,382
	Inrom Construction Industries Ltd.	91,982	536,281
	Isracard Ltd.	145,660	596,629
	Israel Discount Bank Ltd., Class A	230,839	2,207,636
*	Israir Group Ltd.	77,586	50,210
	Isras Investment Co. Ltd.	966	262,112
	Issta Ltd.	5,494	170,760
	Kamada Ltd. (KMDA IT)	8,369	62,435
*	Kamada Ltd. (KMDA US)	5,031	37,179

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Kardan Real Estate Enterprise & Development Ltd.	24,161	$43,668
	Kenon Holdings Ltd.	1,132	53,844
	Land Development Nimrodi Group Ltd.	4,982	52,864
	M Yochananof & Sons Ltd.	2,321	214,082
	Magic Software Enterprises Ltd. (MGIC IT)	15,105	316,954
*	Malam - Team Ltd.	4,820	162,761
	Matrix IT Ltd.	9,607	353,117
	Max Stock Ltd.	45,083	240,097
	Mediterranean Towers Ltd.	69,153	249,866
	Meitav Investment House Ltd.	36,615	913,608
	MENIF - Financial Services Ltd.	17,757	116,006
	Menora Mivtachim Holdings Ltd.	20,160	1,752,507
*	Meshek Energy Renewable Energies Ltd.	71,331	93,197
	Meshulam Levinstein Contracting & Engineering Ltd.	1,121	164,313
	Migdal Insurance & Financial Holdings Ltd.	202,108	616,804
	Mivtach Shamir Holdings Ltd.	1,785	145,178
	Mizrahi Tefahot Bank Ltd.	11,602	716,707
	Naphtha Israel Petroleum Corp. Ltd.	10,721	82,808
	Nawi Group Ltd.	13,598	237,557
	Neto Malinda Trading Ltd.	2,521	105,526
*	Neto ME Holdings Ltd.	867	52,976
	Next Vision Stabilized Systems Ltd.	23,238	952,445
*	Nova Ltd. (NVMI IT)	194	51,734
	Novolog Ltd.	64,919	26,539
	Oil Refineries Ltd.	1,793,500	469,182
	One Software Technologies Ltd.	15,311	395,582
#	Palram Industries 1990 Ltd.	11,175	243,542
	Partner Communications Co. Ltd.	97,735	900,090
	Paz Retail & Energy Ltd.	7,318	1,353,102
		Shares	Value»
ISRAEL — (Continued)
*	Perion Network Ltd.	11,175	$121,166
	Phoenix Financial Ltd.	52,640	1,793,607
	Plasson Industries Ltd.	1,085	65,316
#	Polyram Plastic Industries Ltd.	24,917	80,757
	Prashkovsky Investments & Construction Ltd.	178	6,825
*	Priortech Ltd.	264	14,986
	Qualitau Ltd.	1,674	210,299
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,030	375,892
*	Rani Zim Shopping Centers Ltd.	41,874	62,077
#*	Rapac Communication & Infrastructure Ltd.	788	11,587
	Retailors Ltd.	4,258	88,586
*	Scope Metals Group Ltd.	5,426	242,190
	Shufersal Ltd.	67,433	815,250
	Summit Real Estate Holdings Ltd.	27,308	518,344
	Tadiran Group Ltd.	2,028	107,718
Ω	Tamar Petroleum Ltd.	12,970	154,957
*	TAT Technologies Ltd.	1,157	41,661
	Tel Aviv Stock Exchange Ltd.	679	12,818
	Telsys Ltd.	1,595	100,283
*	Tera Light Ltd.	18,659	62,426
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	114,334	1,766,460
	Tiv Taam Holdings 1 Ltd.	45,138	109,261
*	Tower Semiconductor Ltd. (TSEM IT)	377	17,493
	Victory Supermarket Chain Ltd.	3,715	54,552
	YD More Investments Ltd.	11,785	121,387
	YH Dimri Construction & Development Ltd.	233	25,306
TOTAL ISRAEL			44,040,340
ITALY — (2.8%)
	A2A SpA	1,108,978	2,702,303
	ACEA SpA	23,610	523,960
	Amplifon SpA	41,858	704,634

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Arnoldo Mondadori Editore SpA	109,582	$252,270
	Ascopiave SpA	28,986	100,121
	Azimut Holding SpA	55,894	1,899,976
	Banca Generali SpA	25,451	1,421,496
	Banca IFIS SpA	21,001	581,613
	Banca Mediolanum SpA	64,894	1,144,651
	Banca Monte dei Paschi di Siena SpA	459,257	3,909,848
*Ω	Banca Sistema SpA	21,210	45,470
	Banco BPM SpA	508,021	6,478,867
	Banco di Desio e della Brianza SpA	26,638	227,913
*Ω	BFF Bank SpA	83,739	994,166
#	Biesse SpA	1,204	9,815
#	BPER Banca SpA	1,125,069	11,071,259
	Brunello Cucinelli SpA	17,481	1,960,367
	Buzzi SpA	17,777	928,337
*	Cairo Communication SpA	52,260	162,483
Ω	Carel Industries SpA	537	14,587
	Cembre SpA	1,846	125,448
	Cementir Holding NV	19,171	284,804
*	CIR SpA-Compagnie Industriali	671,264	517,268
	Credito Emiliano SpA	87,133	1,320,805
#*	Cy4gate SpA	1,980	10,903
#	d'Amico International Shipping SA	58,379	240,584
	Danieli & C Officine Meccaniche SpA (DAN IM)	1,271	54,617
	Danieli & C Officine Meccaniche SpA (DANR IM)	17,479	568,275
*Ω	doValue SpA	38,588	114,723
Ω	Enav SpA	94,202	413,267
	Enel SpA	1,243,802	10,968,198
	Eni SpA (ENI IM)	358,819	6,124,083
#	Esprinet SpA	22,669	107,699
#	Ferrari NV (RACE US)	2,880	1,276,963
	Fiera Milano SpA	17,420	125,005
	Fila SpA	20,287	199,983
	FinecoBank Banca Fineco SpA	36,826	784,173
	FNM SpA	108,788	50,646
#	Garofalo Health Care SpA	8,404	48,073
	Gefran SpA	1,088	13,006
	Generali	2,406	89,758
	GPI SpA	1,425	25,278
	Hera SpA	368,470	1,576,668
#	IMMSI SpA	149,021	86,035
	Intercos SpA	1,239	16,574
		Shares	Value»
ITALY — (Continued)
	Intesa Sanpaolo SpA	573,095	$3,453,050
#	Italian Sea Group SpA	4,840	30,239
	Italmobiliare SpA	13,132	422,850
	Iveco Group NV	188,079	3,887,561
	Maire SpA	127,750	1,774,510
	Mediobanca Banca di Credito Finanziario SpA	38,559	848,928
#	MFE-MediaForEurope NV (MFEA IM), Class A	188,127	596,212
	MFE-MediaForEurope NV (MFEB IM), Class B	61,439	276,100
	Moltiply Group SpA	11,449	565,469
	Moncler SpA	22,835	1,217,850
*	NewPrinces SpA	10,349	269,700
Ω	Nexi SpA	132,007	753,791
	Orsero SpA	7,084	113,980
Ω	OVS SpA	334,159	1,383,307
	Pharmanutra SpA	1,886	98,753
#	Piaggio & C SpA	150,340	324,540
Ω	Pirelli & C SpA	220,920	1,489,303
Ω	Poste Italiane SpA	107,568	2,323,997
	Prysmian SpA	17,495	1,397,210
Ω	RAI Way SpA	81,110	541,482
	Recordati Industria Chimica e Farmaceutica SpA	15,925	913,357
	Reply SpA	5,989	938,080
	Rizzoli Corriere Della Sera Mediagroup SpA	134,179	156,850
	Sabaf SpA	3,230	50,402
#*	Safilo Group SpA	14,771	18,331
	Saipem SpA	508,900	1,360,305
#	Sanlorenzo SpA	8,992	303,058
	Sesa SpA	4,663	351,133
#	Sogefi SpA	53,791	167,637
	SOL SpA	26,480	1,412,936
	Stellantis NV (STLAM IM)	247,465	2,183,904
	Tamburi Investment Partners SpA	41,568	366,050
Ω	Technogym SpA	59,339	915,556
*	Telecom Italia SpA (TIT IM)	5,859,160	2,692,474
*	Telecom Italia SpA (TITR IM)	2,282,854	1,175,616
	Tenaris SA (TS US), ADR	3,352	117,119
*	TREVI - Finanziaria Industriale SpA	139,449	53,554
	TXT e-solutions SpA	1,739	66,774
	UniCredit SpA	147,245	10,833,347
	Unipol Assicurazioni SpA	171,964	3,449,203

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Webuild SpA	110,227	$496,093
	Wiit SpA	3,370	59,988
#	Zignago Vetro SpA	7,004	62,638
TOTAL ITALY			110,190,209
JAPAN — (22.0%)
#	&Do Holdings Co. Ltd.	9,100	65,548
	77 Bank Ltd.	44,800	1,547,468
	A&D HOLON Holdings Co. Ltd.	22,300	296,356
	AB & Company Co. Ltd.	7,300	46,382
	ABC-Mart, Inc.	8,600	160,935
#	Achilles Corp.	9,100	66,799
	Acom Co. Ltd.	127,800	369,588
	AD Works Group Co. Ltd.	36,760	86,008
#	Adastria Co. Ltd.	15,460	307,026
	ADEKA Corp.	71,300	1,407,126
	Ad-sol Nissin Corp.	10,200	90,645
	Advan Group Co. Ltd.	13,700	78,706
	Advantest Corp.	27,500	1,828,725
#	Aeon Co. Ltd.	147,414	4,708,820
	Aeon Fantasy Co. Ltd.	5,700	135,523
#	AEON Financial Service Co. Ltd.	38,986	350,582
#	Aeon Hokkaido Corp.	20,200	120,048
	Aeon Kyushu Co. Ltd.	2,200	43,857
#	AFC-HD AMS Life Science Co. Ltd.	10,300	60,506
	AGC, Inc.	52,100	1,567,932
	Ahresty Corp.	32,200	169,959
	Ai Holdings Corp.	1,500	24,009
	Aica Kogyo Co. Ltd.	17,300	425,974
	Aichi Corp.	23,700	202,180
	Aichi Financial Group, Inc.	9,639	172,679
#	Aichi Steel Corp.	59,600	907,107
	Aichi Tokei Denki Co. Ltd.	7,400	117,406
	Aida Engineering Ltd.	27,578	166,499
#	Aidma Holdings, Inc.	2,900	46,661
	Aiful Corp.	232,800	687,883
	Ain Holdings, Inc.	9,471	364,537
	Aiphone Co. Ltd.	8,300	156,278
	Air Water, Inc.	99,200	1,465,452
#	Airman Corp.	18,500	251,998
	Airport Facilities Co. Ltd.	15,000	93,675
	Aisan Industry Co. Ltd.	39,500	436,687
	Aisin Corp.	161,118	2,226,652
#	AIT Corp.	5,900	73,065
#	Aizawa Securities Group Co. Ltd.	1,900	16,334
	Ajinomoto Co., Inc.	94,600	2,502,778
		Shares	Value»
JAPAN — (Continued)
	Akatsuki Corp.	33,600	$117,615
	Akatsuki, Inc.	1,200	23,678
#*	Akebono Brake Industry Co. Ltd.	107,940	75,480
	Akita Bank Ltd.	6,400	138,775
	Albis Co. Ltd.	5,800	127,647
	Alconix Corp.	20,500	286,814
	Alfresa Holdings Corp.	35,700	518,221
	Alinco, Inc.	8,900	61,472
#	Alleanza Holdings Co. Ltd.	10,700	74,892
	Alpen Co. Ltd.	8,400	134,134
#	Alpha Systems, Inc.	5,400	128,111
	Alps Alpine Co. Ltd.	154,915	1,641,215
	ALSOK Co. Ltd.	85,000	592,076
	Altech Corp.	10,820	196,665
	Amada Co. Ltd.	122,700	1,383,556
	Amano Corp.	19,000	530,171
#	Amuse, Inc.	3,700	40,013
	Anabuki Kosan, Inc.	4,600	61,133
	Anest Iwata Corp.	27,400	284,826
	Anicom Holdings, Inc.	33,600	173,510
	Anrakutei Co. Ltd.	300	14,608
	AOI Electronics Co. Ltd.	900	11,843
	AOKI Holdings, Inc.	29,378	333,924
	Aoyama Trading Co. Ltd.	25,281	383,498
	Aoyama Zaisan Networks Co. Ltd.	21,200	253,924
	Aozora Bank Ltd.	23,616	346,479
	Arakawa Chemical Industries Ltd.	7,900	58,979
	Arata Corp.	19,766	421,476
	Araya Industrial Co. Ltd.	3,200	105,999
	ARCLANDS Corp.	56,048	647,144
	Arcs Co. Ltd.	29,696	597,532
	ARE Holdings, Inc.	38,900	458,533
	Arealink Co. Ltd.	14,854	249,499
#*	Arent, Inc.	1,100	35,618
	Argo Graphics, Inc.	12,600	440,559
	Arisawa Manufacturing Co. Ltd.	14,000	143,212
	Art Vivant Co. Ltd.	1,600	11,103
	Artience Co. Ltd.	17,400	368,464
	Artnature, Inc.	9,400	49,918
	As One Corp.	3,800	59,716
#	Asahi Co. Ltd.	11,244	100,079
	Asahi Diamond Industrial Co. Ltd.	44,843	221,378
	Asahi Group Holdings Ltd.	142,500	1,807,766
	Asahi Intecc Co. Ltd.	12,400	192,970
	Asahi Kasei Corp.	362,900	2,524,969

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Kogyosha Co. Ltd.	15,600	$264,745
	Asahi Net, Inc.	16,100	72,923
	Asahi Printing Co. Ltd.	3,400	20,444
	Asahi Yukizai Corp.	12,400	355,023
	Asanuma Corp.	80,000	423,772
	Ashimori Industry Co. Ltd.	5,900	110,551
	Asia Pile Holdings Corp.	32,100	213,197
	Asics Corp.	151,000	3,549,902
	ASKA Pharmaceutical Holdings Co. Ltd.	19,500	318,587
	ASKUL Corp.	4,800	47,942
	Astellas Pharma, Inc.	417,946	4,333,523
	Astena Holdings Co. Ltd.	36,400	118,617
	Aucnet, Inc.	21,600	241,211
	Autobacs Seven Co. Ltd.	23,400	228,293
	Avant Group Corp.	10,600	106,136
	Avex, Inc.	13,400	113,372
	Awa Bank Ltd.	32,497	688,891
	Axial Retailing, Inc.	66,144	500,541
	Azbil Corp.	52,300	488,712
#	AZ-COM MARUWA Holdings, Inc.	22,101	170,488
	AZOOM Co. Ltd.	800	44,587
	Bandai Namco Holdings, Inc.	36,600	1,183,531
	Bando Chemical Industries Ltd.	27,700	329,792
#*	Bank of Innovation, Inc.	600	47,175
	Bank of Iwate Ltd.	4,000	93,253
	Bank of Nagoya Ltd.	7,801	454,005
	Bank of Saga Ltd.	5,571	100,919
	Bank of the Ryukyus Ltd.	37,600	306,756
	Base Co. Ltd.	4,800	111,453
*	baudroie, Inc.	2,600	49,268
	BayCurrent, Inc.	39,200	2,250,866
	Beauty Garage, Inc.	4,600	51,881
	Belc Co. Ltd.	7,400	354,021
	Bell System24 Holdings, Inc.	29,500	265,139
	Belluna Co. Ltd.	34,579	219,456
	Bic Camera, Inc.	1,200	12,530
	BIPROGY, Inc.	20,000	806,502
	B-Lot Co. Ltd.	8,200	79,658
	BML, Inc.	8,492	197,213
	Bookoff Group Holdings Ltd.	9,200	87,252
	Bourbon Corp.	5,200	90,533
*††	Bourbon Corp. SA	9,346	0
#	B-R31 Ice Cream Co. Ltd.	900	24,576
		Shares	Value»
JAPAN — (Continued)
#	BrainPad, Inc.	6,300	$55,948
	Bridgestone Corp.	48,700	1,969,923
	Brother Industries Ltd.	121,500	2,067,425
	Buffalo, Inc.	5,900	93,004
	Bull-Dog Sauce Co. Ltd.	1,300	17,579
	Bunka Shutter Co. Ltd.	59,800	1,012,174
	Business Brain Showa-Ota, Inc.	4,900	89,162
	Business Engineering Corp.	2,400	81,271
	C Uyemura & Co. Ltd.	3,400	217,765
	CAC Holdings Corp.	4,200	56,579
	Calbee, Inc.	20,300	372,559
	Canon Electronics, Inc.	13,300	224,714
	Canon Marketing Japan, Inc.	16,400	592,504
	Canon, Inc. (7751 JP)	5,400	153,374
	Canon, Inc. (CAJ US), Sponsored ADR	19,564	557,378
	Capcom Co. Ltd.	40,800	1,038,594
	Career Design Center Co. Ltd.	1,300	16,829
	Careerlink Co. Ltd.	4,300	64,017
#	Carenet, Inc.	5,500	27,918
#	Carlit Co. Ltd.	14,100	121,341
	Casio Computer Co. Ltd.	7,600	60,210
	Cawachi Ltd.	9,500	173,691
#	CDS Co. Ltd.	2,600	30,097
	Celsys, Inc.	16,443	179,833
	Central Automotive Products Ltd.	31,800	406,043
	Central Glass Co. Ltd.	34,000	734,421
#	Central Security Patrols Co. Ltd.	3,000	47,236
#	Central Sports Co. Ltd.	3,000	49,902
#	Change Holdings, Inc.	22,800	174,417
	Charm Care Corp. KK	14,100	123,573
	Chiba Bank Ltd.	90,500	843,524
	Chiba Kogyo Bank Ltd.	35,000	345,576
#	Chikaranomoto Holdings Co. Ltd.	6,800	64,647
	Chino Corp.	5,900	93,644
	Chiyoda Co. Ltd.	16,282	130,024
	Chiyoda Integre Co. Ltd.	7,600	154,976

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chofu Seisakusho Co. Ltd.	9,055	$119,986
#	Chori Co. Ltd.	9,300	235,230
#	Choushimaru Co. Ltd.	1,400	14,565
	Chubu Shiryo Co. Ltd.	16,800	186,598
#	Chubu Steel Plate Co. Ltd.	13,200	190,405
	Chudenko Corp.	14,800	359,184
#	Chuetsu Pulp & Paper Co. Ltd.	13,289	149,535
	Chugai Pharmaceutical Co. Ltd.	68,900	3,302,854
	Chugai Ro Co. Ltd.	4,000	96,844
	Chugin Financial Group, Inc.	69,500	902,302
	Chugoku Marine Paints Ltd.	39,000	801,074
#	Chuo Spring Co. Ltd.	11,000	221,253
#	Chuo Warehouse Co. Ltd.	6,000	57,232
	Citizen Watch Co. Ltd.	158,100	948,981
	CKD Corp.	25,900	462,399
	CK-San-Etsu Co. Ltd.	3,500	91,559
	Cleanup Corp.	8,300	39,805
	CMK Corp.	33,800	82,284
	Coca-Cola Bottlers Japan Holdings, Inc.	27,685	423,313
	COLOPL, Inc.	9,700	33,616
	Colowide Co. Ltd.	29,800	384,723
	Computer Engineering & Consulting Ltd.	1,100	16,278
#	Computer Institute of Japan Ltd.	12,520	40,995
	COMSYS Holdings Corp.	28,459	652,418
	Concordia Financial Group Ltd.	231,738	1,536,708
	Copro-Holdings Co. Ltd.	2,800	39,860
	Core Corp.	900	11,477
#	Corona Corp.	10,600	66,383
	Cosel Co. Ltd.	19,363	149,656
	Cosmo Energy Holdings Co. Ltd.	76,100	3,377,514
	Cosmos Initia Co. Ltd.	9,500	89,430
	Cosmos Pharmaceutical Corp.	13,400	832,427
#	Cota Co. Ltd.	989	9,309
#*	Cover Corp.	13,700	193,578
#	Create Restaurants Holdings, Inc.	59,800	608,433
		Shares	Value»
JAPAN — (Continued)
	Create SD Holdings Co. Ltd.	10,200	$232,594
	Credit Saison Co. Ltd.	113,500	2,994,530
	Creek & River Co. Ltd.	7,800	77,267
	Cresco Ltd.	19,800	224,670
	CrowdWorks, Inc.	6,400	47,232
	CTI Engineering Co. Ltd.	26,000	521,038
	CTS Co. Ltd.	17,700	102,487
*	CUC, Inc.	8,600	66,177
	Curves Holdings Co. Ltd.	26,700	131,865
	CyberAgent, Inc.	25,370	254,089
#*	CYBERDYNE, Inc.	35,600	43,415
	Cybozu, Inc.	13,800	363,923
	Dai Nippon Printing Co. Ltd.	18,000	277,190
	Dai Nippon Toryo Co. Ltd.	16,150	132,858
	Daicel Corp.	163,800	1,409,019
	Daido Metal Co. Ltd.	42,806	195,458
	Daido Steel Co. Ltd.	92,800	714,600
	Daifuku Co. Ltd.	32,000	810,118
#	Daihatsu Infinearth Mfg Co. Ltd.	29,100	507,585
	Daiho Corp.	36,500	201,425
	Dai-Ichi Cutter Kogyo KK	5,900	52,379
	Daiichi Jitsugyo Co. Ltd.	19,700	333,305
	Daiichi Kensetsu Corp.	1,000	20,459
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	11,630	52,758
	Dai-ichi Life Holdings, Inc.	348,700	2,758,978
	Daiichikosho Co. Ltd.	49,600	532,512
	Daiken Medical Co. Ltd.	14,800	43,011
	Daiki Aluminium Industry Co. Ltd.	25,600	176,905
	Daikin Industries Ltd.	12,100	1,487,765
#	Daikoku Denki Co. Ltd.	7,900	115,899
#	Daikokutenbussan Co. Ltd.	3,600	170,997
	Daikyonishikawa Corp.	44,516	210,144
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,409	143,974
	Daio Paper Corp.	40,700	226,742
	Daiseki Co. Ltd.	17,900	416,728

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daishi Hokuetsu Financial Group, Inc.	49,400	$1,209,016
	Daishinku Corp.	26,100	101,222
	Daisue Construction Co. Ltd.	5,500	85,066
	Daito Pharmaceutical Co. Ltd.	19,158	153,114
	Daito Trust Construction Co. Ltd.	16,900	1,730,182
	Daitron Co. Ltd.	10,400	253,506
	Daiwa House Industry Co. Ltd.	202,600	6,698,140
	Daiwa Industries Ltd.	30,600	340,143
	Daiwa Securities Group, Inc.	136,500	950,293
	Daiwabo Holdings Co. Ltd.	64,800	1,191,646
	DCM Holdings Co. Ltd.	95,290	905,936
*	DD GROUP Co. Ltd.	7,300	81,552
	Dear Life Co. Ltd.	24,400	206,673
	DeNA Co. Ltd.	19,300	300,780
	Denka Co. Ltd.	33,200	468,131
#	Densan System Holdings Co. Ltd.	6,400	110,405
	Denso Corp.	77,400	1,050,118
	Dentsu Group, Inc.	3,800	74,938
	Dentsu Soken, Inc.	8,300	364,562
#	Denyo Co. Ltd.	11,700	232,087
	Dexerials Corp.	93,000	1,344,561
	DIC Corp.	48,569	958,683
	Digital Arts, Inc.	7,300	385,917
	Digital Hearts Holdings Co. Ltd.	3,900	24,775
#	Digital Holdings, Inc.	7,500	60,714
	Digital Information Technologies Corp.	6,700	113,556
#	Dip Corp.	5,500	89,026
	Disco Corp.	3,200	945,685
	DKK Co. Ltd.	5,800	83,689
	DKS Co. Ltd.	7,153	244,730
	DMG Mori Co. Ltd.	70,500	1,629,059
	Doshisha Co. Ltd.	19,900	331,949
	Double Standard, Inc.	2,500	26,309
	Doutor Nichires Holdings Co. Ltd.	19,500	323,900
	Dowa Holdings Co. Ltd.	41,400	1,352,008
	DTS Corp.	20,600	683,466
	Duskin Co. Ltd.	13,087	345,511
#	DyDo Group Holdings, Inc.	15,600	275,499
	Eagle Industry Co. Ltd.	21,001	335,830
#	EAT&HOLDINGS Co. Ltd.	5,700	78,971
		Shares	Value»
JAPAN — (Continued)
	Ebara Corp.	133,000	$2,428,690
	Ebara Foods Industry, Inc.	5,100	85,617
	Ebara Jitsugyo Co. Ltd.	9,200	237,881
	Ebase Co. Ltd.	4,800	16,108
	Eco's Co. Ltd.	9,700	158,724
	EDION Corp.	31,000	412,202
	eGuarantee, Inc.	11,401	112,868
#	Ehime Bank Ltd.	26,429	189,321
	Eizo Corp.	22,200	315,865
	EJ Holdings, Inc.	11,100	131,849
	Elan Corp.	5,401	30,507
	Elecom Co. Ltd.	10,600	137,101
	EM Systems Co. Ltd.	15,300	77,633
	en Japan, Inc.	17,800	206,656
	Endo Lighting Corp.	13,000	205,432
	ENEOS Holdings, Inc.	1,351,570	7,093,894
#	Enplas Corp.	8,400	292,796
	ERI Holdings Co. Ltd.	3,400	69,050
	ES-Con Japan Ltd.	30,100	193,726
	Eslead Corp.	8,700	268,064
	ESPEC Corp.	13,900	294,234
#	Eternal Hospitality Group Co. Ltd.	4,500	90,838
	eWeLL Co. Ltd.	900	13,997
	Exedy Corp.	26,864	843,317
	EXEO Group, Inc.	115,708	1,519,835
	Ezaki Glico Co. Ltd.	18,200	561,984
	F&M Co. Ltd.	3,700	67,122
	FaithNetwork Co. Ltd.	900	13,807
	FALCO HOLDINGS Co. Ltd.	5,000	79,454
	Fast Fitness Japan, Inc.	2,500	25,238
	Fast Retailing Co. Ltd.	17,800	5,429,529
	FCC Co. Ltd.	33,055	663,482
	Feed One Co. Ltd.	30,848	221,346
	Ferrotec Corp.	41,000	983,361
#	FFRI Security, Inc.	2,500	102,117
#	FIDEA Holdings Co. Ltd.	11,420	115,156
	Financial Partners Group Co. Ltd.	27,500	441,531
#	Fintech Global, Inc.	118,000	86,391
#	First Bank of Toyama Ltd.	39,200	280,992
	Fixstars Corp.	13,800	185,679
	FJ Next Holdings Co. Ltd.	17,200	138,529
	Focus Systems Corp.	5,600	53,129
	Food & Life Cos. Ltd.	43,800	2,206,049
	Forum Engineering, Inc.	14,200	114,591
	Foster Electric Co. Ltd.	18,240	227,648

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FP Corp.	24,703	$440,382
	France Bed Holdings Co. Ltd.	24,800	212,751
#	Freebit Co. Ltd.	10,200	101,664
	FTGroup Co. Ltd.	6,300	50,317
	Fudo Tetra Corp.	11,376	177,886
#	Fuji Co. Ltd.	28,200	379,430
	Fuji Corp. (6134 JP)	32,100	602,388
	Fuji Corp. Ltd.	19,399	88,955
	Fuji Electric Co. Ltd.	21,602	1,074,012
	Fuji Kosan Co. Ltd.	4,500	36,568
	Fuji Kyuko Co. Ltd.	11,700	164,547
	Fuji Media Holdings, Inc.	12,100	285,240
	Fuji Nihon Corp.	3,400	24,761
	Fuji Oil Co. Ltd.	69,438	620,820
	Fuji Pharma Co. Ltd.	13,500	124,683
	Fuji Seal International, Inc.	30,172	554,311
	Fujibo Holdings, Inc.	8,200	323,072
	Fujicco Co. Ltd.	9,285	99,860
	FUJIFILM Holdings Corp.	36,000	746,720
	Fujikura Composites, Inc.	18,600	196,254
#	Fujikura Kasei Co. Ltd.	14,900	55,548
	Fujikura Ltd.	130,300	8,845,080
	Fujishoji Co. Ltd.	8,600	60,281
	Fujita Kanko, Inc.	3,600	250,494
	Fujitsu Ltd.	68,500	1,492,198
	Fujiya Co. Ltd.	3,900	63,866
#	FuKoKu Co. Ltd.	13,100	152,025
	Fukuda Corp.	3,700	130,493
	Fukuda Denshi Co. Ltd.	13,000	605,053
	Fukui Bank Ltd.	1,500	18,846
	Fukui Computer Holdings, Inc.	7,500	151,467
	Fukuoka Financial Group, Inc.	36,308	990,011
	Fukuyama Transporting Co. Ltd.	8,261	196,686
	FULLCAST Holdings Co. Ltd.	6,100	67,283
	Fumakilla Ltd.	1,300	9,548
	Funai Soken Holdings, Inc.	19,960	314,174
	Furukawa Co. Ltd.	27,100	431,105
	Furukawa Electric Co. Ltd.	17,600	1,063,070
	Furuno Electric Co. Ltd.	24,800	715,314
	Furuya Metal Co. Ltd.	9,899	168,593
	Furyu Corp.	18,300	127,628
	Fuso Chemical Co. Ltd.	14,800	419,351
		Shares	Value»
JAPAN — (Continued)
	Fuso Pharmaceutical Industries Ltd.	3,600	$52,751
#	Futaba Corp.	12,000	49,271
	Futaba Industrial Co. Ltd.	82,800	445,193
	Future Corp.	26,200	409,491
	Fuyo General Lease Co. Ltd.	68,400	1,847,660
	G-7 Holdings, Inc.	18,000	156,020
*	GA Technologies Co. Ltd.	6,700	89,174
	Gakken Holdings Co. Ltd.	19,800	125,690
	Gakkyusha Co. Ltd.	3,300	51,102
	Gakujo Co. Ltd.	7,000	86,225
	Galilei Co. Ltd.	14,600	320,259
#	Gamecard-Joyco Holdings, Inc.	4,300	71,416
	Gecoss Corp.	8,859	76,365
	Genki Global Dining Concepts Corp.	9,800	225,243
	Genky DrugStores Co. Ltd.	16,800	496,028
	Geo Holdings Corp.	31,200	339,187
	Gift Holdings, Inc.	6,400	147,384
	Global Link Management KK	1,200	17,566
	GLOBERIDE, Inc.	17,500	261,847
	Glory Ltd.	21,973	565,012
#	GMO Financial Holdings, Inc.	33,800	187,077
	GMO internet group, Inc.	37,700	965,774
	GMO Payment Gateway, Inc.	12,500	696,660
	Godo Steel Ltd.	10,300	259,900
#	Goldcrest Co. Ltd.	11,690	255,803
	Goldwin, Inc.	800	41,193
#	Grandy House Corp.	13,500	49,130
	GREE Holdings, Inc.	36,800	120,314
#	Greens Co. Ltd.	4,400	59,809
	grems, Inc.	3,900	64,935
	GS Yuasa Corp.	54,700	981,661
	GSI Creos Corp.	9,200	129,133
	G-Tekt Corp.	21,132	260,399
	Gun-Ei Chemical Industry Co. Ltd.	2,600	49,570
	GungHo Online Entertainment, Inc.	1,970	37,713
	Gunma Bank Ltd.	200,100	1,873,722
	Gunze Ltd.	22,408	567,762
#	H.U. Group Holdings, Inc.	18,300	393,216
	H2O Retailing Corp.	88,499	1,169,436
	Hachijuni Bank Ltd.	124,250	1,117,834
	Hagihara Industries, Inc.	11,195	116,800

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hagiwara Electric Holdings Co. Ltd.	6,900	$157,166
#	Hakudo Co. Ltd.	4,700	75,510
	Hakuhodo DY Holdings, Inc.	52,600	413,932
	Halows Co. Ltd.	8,300	272,513
	Hamakyorex Co. Ltd.	69,200	669,593
	Hamee Corp.	3,500	29,402
	Hankyu Hanshin Holdings, Inc.	50,452	1,314,862
	Hanwa Co. Ltd.	34,400	1,385,784
	Happinet Corp.	19,600	736,529
	Hard Off Corp. Co. Ltd.	8,200	94,726
	Harima Chemicals Group, Inc.	12,200	68,140
	Haseko Corp.	166,400	2,475,505
#	Hashimoto Sogyo Holdings Co. Ltd.	5,200	44,199
	Hazama Ando Corp.	69,550	737,528
	Heiwa Corp.	20,700	286,789
	Heiwa Real Estate Co. Ltd.	7,434	108,841
#	Heiwado Co. Ltd.	24,167	466,299
	Helios Techno Holding Co. Ltd.	19,300	107,188
#	Hennge KK	3,200	35,287
#	Hibiya Engineering Ltd.	7,600	206,795
	Hiday Hidaka Corp.	11,900	267,646
	Hikari Tsushin, Inc.	600	161,315
	HI-LEX Corp.	15,600	256,262
	Himacs Ltd.	1,000	7,965
#*	Hino Motors Ltd.	79,700	193,703
	Hioki EE Corp.	6,700	247,455
	Hirakawa Hewtech Corp.	7,560	81,782
	Hirano Tecseed Co. Ltd.	6,700	69,126
	Hirata Corp.	13,800	195,163
	Hirogin Holdings, Inc.	151,500	1,321,504
	Hirose Electric Co. Ltd.	1,200	150,678
	Hirose Tusyo, Inc.	2,900	79,771
#	HIS Co. Ltd.	11,700	110,165
	Hisaka Works Ltd.	12,100	116,719
	Hisamitsu Pharmaceutical Co., Inc.	4,500	121,140
	Hitachi Construction Machinery Co. Ltd.	60,000	1,737,720
	Hitachi Ltd. (6501 JP)	161,100	4,929,764
	Hochiki Corp.	11,400	239,058
#	Hodogaya Chemical Co. Ltd.	10,450	104,117
#	Hogy Medical Co. Ltd.	14,000	442,059
		Shares	Value»
JAPAN — (Continued)
	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	$84,160
	Hokkan Holdings Ltd.	11,600	153,818
	Hokko Chemical Industry Co. Ltd.	17,500	172,952
	Hokkoku Financial Holdings, Inc.	11,500	425,502
#	Hokuetsu Corp.	61,200	411,834
	Hokuhoku Financial Group, Inc.	95,437	2,015,861
	Hokuriku Electric Industry Co. Ltd.	6,200	85,513
#	Hokuriku Electrical Construction Co. Ltd.	7,199	64,327
	Hokuto Corp.	5,300	64,788
	Honda Motor Co. Ltd. (7267 JP)	357,405	3,700,179
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	16,859	526,675
	H-One Co. Ltd.	16,800	156,965
#	Honeys Holdings Co. Ltd.	19,270	189,042
	Hoosiers Holdings Co. Ltd.	38,300	342,803
	Horiba Ltd.	20,900	1,537,053
	Hoshizaki Corp.	1,000	34,243
	Hosiden Corp.	39,700	617,174
	Hosokawa Micron Corp.	13,300	474,934
#	Hotland Holdings Co. Ltd.	6,400	84,419
	House Foods Group, Inc.	8,800	162,734
#	Howa Machinery Ltd.	9,000	62,067
	Hoya Corp.	32,800	4,138,136
	HS Holdings Co. Ltd.	13,900	98,211
#	Hulic Co. Ltd.	58,667	559,548
	Hyakugo Bank Ltd.	100,467	496,920
	Hyakujushi Bank Ltd.	18,801	618,375
	Ibiden Co. Ltd.	25,900	1,095,340
#	IBJ, Inc.	14,100	80,778
	Ichiken Co. Ltd.	3,300	68,287
	Ichikoh Industries Ltd.	36,800	92,944
	Ichinen Holdings Co. Ltd.	19,800	225,548
#	Ichiyoshi Securities Co. Ltd.	23,600	117,977
	Icom, Inc.	6,700	128,676
	ID Holdings Corp.	4,200	70,521
	Idec Corp.	25,400	382,896
	Idemitsu Kosan Co. Ltd.	529,835	3,406,103
	IDOM, Inc.	52,300	337,823
	IHI Corp.	13,400	1,492,180
	Iida Group Holdings Co. Ltd.	27,765	389,427

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iino Kaiun Kaisha Ltd.	95,700	$656,134
#	IKK Holdings, Inc.	8,200	43,107
#	I'll, Inc.	3,700	68,740
#	i-mobile Co. Ltd.	21,100	86,199
	Imuraya Group Co. Ltd.	7,500	122,743
	Inaba Denki Sangyo Co. Ltd.	27,300	715,928
#	Inaba Seisakusho Co. Ltd.	5,600	66,201
	Inabata & Co. Ltd.	45,600	989,362
#	I-NE Co. Ltd.	3,700	41,414
	Ines Corp.	18,500	216,267
#	I-Net Corp.	10,100	132,175
	INFRONEER Holdings, Inc.	193,468	1,635,010
	Innotech Corp.	12,900	126,086
	Inpex Corp.	435,200	6,196,704
	Insource Co. Ltd.	30,600	184,694
	Intage Holdings, Inc.	4,800	62,084
	Intelligent Wave, Inc.	4,100	29,071
#	Inter Action Corp.	1,600	14,252
	Internet Initiative Japan, Inc.	32,900	605,903
#	Inui Global Logistics Co. Ltd.	3,800	31,714
#	IPS, Inc.	4,000	72,937
	Iriso Electronics Co. Ltd.	5,323	102,259
	ISB Corp.	6,700	66,714
#	Ise Chemicals Corp.	1,600	289,443
#	Iseki & Co. Ltd.	10,608	98,493
	Isetan Mitsukoshi Holdings Ltd.	35,500	501,703
#	Ishihara Chemical Co. Ltd.	3,300	43,167
	Ishihara Sangyo Kaisha Ltd.	21,500	310,655
	Istyle, Inc.	38,700	146,556
	Isuzu Motors Ltd.	209,500	2,684,954
	Itfor, Inc.	19,000	191,307
#	ITmedia, Inc.	9,300	101,900
	Ito En Ltd.	25,781	559,931
	ITOCHU Corp.	59,400	3,115,684
	Itochu Enex Co. Ltd.	66,100	887,453
	Itochu-Shokuhin Co. Ltd.	4,200	282,029
	Itoham Yonekyu Holdings, Inc.	14,085	475,130
	Itoki Corp.	29,353	449,232
	IwaiCosmo Holdings, Inc.	15,200	244,876
	Iwaki Co. Ltd.	9,600	167,570
	Iwatani Corp.	114,000	1,199,096
	Iwatsuka Confectionery Co. Ltd.	2,800	54,848
	Iyogin Holdings, Inc.	73,982	859,702
		Shares	Value»
JAPAN — (Continued)
	Izumi Co. Ltd.	20,200	$425,242
	J Front Retailing Co. Ltd.	92,969	1,253,200
	J Trust Co. Ltd.	43,500	127,822
	JAC Recruitment Co. Ltd.	48,800	341,533
	Jaccs Co. Ltd.	23,600	639,867
#*	Jade Group, Inc.	6,300	57,679
	JAFCO Group Co. Ltd.	39,400	647,442
	JANOME Corp.	8,800	66,809
	Japan Airlines Co. Ltd.	48,400	961,102
	Japan Airport Terminal Co. Ltd.	22,200	674,206
	Japan Aviation Electronics Industry Ltd.	38,200	612,240
	Japan Business Systems, Inc.	8,100	77,437
#	Japan Cash Machine Co. Ltd.	13,800	86,875
#*	Japan Communications, Inc.	51,900	55,179
#	Japan Electronic Materials Corp.	3,500	56,120
	Japan Elevator Service Holdings Co. Ltd.	28,600	763,492
#	Japan Engine Corp.	1,800	90,070
	Japan Exchange Group, Inc.	157,000	1,534,263
	Japan Investment Adviser Co. Ltd.	1,100	13,389
	Japan Lifeline Co. Ltd.	37,400	357,345
	Japan Material Co. Ltd.	9,700	88,409
	Japan Medical Dynamic Marketing, Inc.	11,200	38,932
	Japan Post Holdings Co. Ltd.	62,000	574,161
	Japan Post Insurance Co. Ltd.	18,100	463,443
	Japan Property Management Center Co. Ltd.	4,400	34,137
	Japan Pulp & Paper Co. Ltd.	97,600	423,303
	Japan Securities Finance Co. Ltd.	47,900	579,701
	Japan Steel Works Ltd.	5,400	333,059

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan System Techniques Co. Ltd.	6,800	$83,941
	Japan Tobacco, Inc.	56,200	1,605,051
	Japan Transcity Corp.	33,400	256,413
	Japan Wool Textile Co. Ltd.	46,500	429,469
	JBCC Holdings, Inc.	60,400	519,103
	JCU Corp.	16,700	392,805
	JDC Corp.	13,200	40,893
	Jeol Ltd.	26,600	761,007
	JFE Holdings, Inc.	152,060	1,759,799
	JFE Systems, Inc.	5,000	66,096
	JGC Holdings Corp.	83,000	742,057
	Jichodo Co. Ltd.	700	44,574
	JINS Holdings, Inc.	5,300	281,014
	JINUSHI Co. Ltd.	10,000	156,951
	JK Holdings Co. Ltd.	14,300	114,667
	J-Lease Co. Ltd.	4,200	40,041
#	JM Holdings Co. Ltd.	11,600	221,546
	JMS Co. Ltd.	20,300	59,499
	J-Oil Mills, Inc.	11,582	159,095
	Joshin Denki Co. Ltd.	15,901	259,534
	JP-Holdings, Inc.	44,900	160,914
	JSP Corp.	12,401	155,782
	JTEKT Corp.	97,400	841,717
*	Juki Corp.	22,400	59,252
	Juroku Financial Group, Inc.	12,800	441,443
	Justsystems Corp.	13,000	327,380
	JVCKenwood Corp.	146,001	1,154,564
#	K&O Energy Group, Inc.	11,358	217,252
	Kadokawa Corp.	3,153	76,574
	Kadoya Sesame Mills, Inc.	1,700	43,793
	Kaga Electronics Co. Ltd.	37,400	717,871
	Kagome Co. Ltd.	17,100	326,764
	Kajima Corp.	22,922	574,199
	Kakaku.com, Inc.	37,800	642,467
	Kaken Pharmaceutical Co. Ltd.	5,000	130,295
#	Kakiyasu Honten Co. Ltd.	4,400	79,443
	Kamakura Shinsho Ltd.	6,500	23,885
	Kameda Seika Co. Ltd.	1,800	48,139
	Kamei Corp.	19,600	331,969
	Kamigumi Co. Ltd.	46,500	1,306,811
#	Kanaden Corp.	14,900	186,441
	Kanadevia Corp.	190,240	1,283,955
	Kanagawa Chuo Kotsu Co. Ltd.	5,000	121,296
	Kanamic Network Co. Ltd.	11,800	34,390
	Kanamoto Co. Ltd.	32,275	723,865
		Shares	Value»
JAPAN — (Continued)
	Kandenko Co. Ltd.	75,400	$1,786,151
	Kaneka Corp.	33,100	936,951
	Kaneko Seeds Co. Ltd.	5,700	51,965
	Kanematsu Corp.	80,300	1,508,688
#	Kanemi Co. Ltd.	1,400	30,411
#	Kanro, Inc.	12,000	149,893
	Kansai Paint Co. Ltd.	41,600	589,052
	Kanto Denka Kogyo Co. Ltd.	36,605	206,868
	Kao Corp.	21,800	980,922
#	Kappa Create Co. Ltd.	6,400	64,228
	Katakura Industries Co. Ltd.	22,400	388,113
	Katitas Co. Ltd.	21,523	360,902
	Kato Sangyo Co. Ltd.	19,100	724,984
	Kato Works Co. Ltd.	8,400	75,334
	Kawada Technologies, Inc.	11,400	296,819
	Kawai Musical Instruments Manufacturing Co. Ltd.	5,892	101,989
	Kawasaki Heavy Industries Ltd.	11,200	817,970
#	Kawasaki Kisen Kaisha Ltd.	45,291	639,821
	KDDI Corp.	448,600	7,362,244
#	KeePer Technical Laboratory Co. Ltd.	8,300	179,235
	Keihan Holdings Co. Ltd.	16,300	334,350
	KEIWA, Inc.	16,000	131,883
	Keiyo Bank Ltd.	98,900	743,133
	Kenko Mayonnaise Co. Ltd.	8,996	111,359
	Kewpie Corp.	22,377	611,517
	KH Neochem Co. Ltd.	28,900	546,984
#	Kibun Foods, Inc.	12,000	87,688
	Kikkoman Corp.	42,900	376,875
	Kimura Chemical Plants Co. Ltd.	18,500	124,575
	Kimura Unity Co. Ltd.	11,200	61,360
	Kinden Corp.	19,400	610,842
#	King Jim Co. Ltd.	3,300	18,397
	Kintetsu Department Store Co. Ltd.	6,000	72,965
	Kirin Holdings Co. Ltd.	16,780	221,121
	Kissei Pharmaceutical Co. Ltd.	17,800	524,417
	Ki-Star Real Estate Co. Ltd.	11,300	361,611
	Kitagawa Corp.	6,800	64,137
#	Kita-Nippon Bank Ltd.	6,400	143,385
	Kitano Construction Corp.	3,200	87,009

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kitz Corp.	126,100	$1,057,696
	Kiyo Bank Ltd.	64,133	1,166,717
*	KNT-CT Holdings Co. Ltd.	5,552	38,144
	Koa Corp.	15,800	110,636
#	Koa Shoji Holdings Co. Ltd.	7,200	34,266
#	Koatsu Gas Kogyo Co. Ltd.	18,800	135,956
	Kobayashi Pharmaceutical Co. Ltd.	1,400	49,235
	Kobe Bussan Co. Ltd.	35,400	942,678
	Kobe Steel Ltd.	272,680	2,995,962
	Koei Tecmo Holdings Co. Ltd.	19,800	259,261
	Kohnan Shoji Co. Ltd.	31,900	823,726
	Kohsoku Corp.	6,400	122,919
	Koito Manufacturing Co. Ltd.	16,900	216,097
	Kojima Co. Ltd.	1,300	10,381
	Kokuyo Co. Ltd.	23,600	139,046
	Komatsu Ltd.	57,900	1,865,415
#	Komatsu Matere Co. Ltd.	21,700	110,578
	Komatsu Wall Industry Co. Ltd.	14,700	240,873
	KOMEDA Holdings Co. Ltd.	30,500	608,306
#	Komehyo Holdings Co. Ltd.	7,000	135,409
	Komeri Co. Ltd.	21,427	441,403
	Komori Corp.	21,311	205,175
	Konami Group Corp.	9,800	1,330,435
	Kondotec, Inc.	16,300	171,851
*	Konica Minolta, Inc.	115,100	374,201
	Konishi Co. Ltd.	51,400	413,761
	Konoike Transport Co. Ltd.	24,700	528,603
	Konoshima Chemical Co. Ltd.	2,000	17,149
	Kose Corp.	600	23,026
	Koshidaka Holdings Co. Ltd.	29,600	267,436
	Kotobuki Spirits Co. Ltd.	45,400	605,802
#*	Kourakuen Corp.	3,300	22,342
	Kozo Keikaku Engineering Holdings, Inc.	6,400	104,980
	KPP Group Holdings Co. Ltd.	67,200	345,352
	Krosaki Harima Corp.	34,700	794,700
#	KRS Corp.	10,500	236,111
	K's Holdings Corp.	92,020	920,503
	KU Holdings Co. Ltd.	17,700	136,500
	Kubota Corp. (6326 JP)	44,800	502,398
		Shares	Value»
JAPAN — (Continued)
	Kumagai Gumi Co. Ltd.	15,632	$465,036
	Kumiai Chemical Industry Co. Ltd.	41,074	221,385
	Kurabo Industries Ltd.	11,400	605,034
	Kuraray Co. Ltd.	203,600	2,517,202
	Kureha Corp.	18,900	431,019
	Kurimoto Ltd.	8,300	431,749
	Kurita Water Industries Ltd.	17,400	670,722
	Kuriyama Holdings Corp.	9,500	96,451
	Kusuri No. Aoki Holdings Co. Ltd.	24,900	662,788
	KYB Corp.	30,200	649,127
	Kyocera Corp.	140,840	1,662,527
	Kyodo Printing Co. Ltd.	12,400	113,896
	Kyoei Steel Ltd.	19,200	275,902
#	Kyokuto Boeki Kaisha Ltd.	9,200	93,106
	Kyokuto Kaihatsu Kogyo Co. Ltd.	25,300	438,386
#	Kyokuto Securities Co. Ltd.	13,401	130,165
	Kyokuyo Co. Ltd.	13,800	427,125
	Kyorin Pharmaceutical Co. Ltd.	17,200	172,839
#	Kyoritsu Maintenance Co. Ltd.	29,400	707,840
	Kyosan Electric Manufacturing Co. Ltd.	35,700	119,043
	Kyoto Financial Group, Inc.	41,100	743,529
	Kyowa Kirin Co. Ltd.	12,000	204,835
	Kyowa Leather Cloth Co. Ltd.	5,100	27,292
	Kyudenko Corp.	24,000	1,025,405
	Kyushu Financial Group, Inc.	161,580	825,163
	Kyushu Leasing Service Co. Ltd.	1,900	15,661
	LA Holdings Co. Ltd.	2,600	105,574
	Lacto Japan Co. Ltd.	7,300	193,185
	Lasertec Corp.	3,600	362,695
#	LEC, Inc.	17,600	131,352
	Leopalace21 Corp.	105,700	498,072
	Life Corp.	33,600	537,008
	Lifedrink Co., Inc.	23,600	352,492
	LIFULL Co. Ltd.	31,000	40,924
#	LIKE, Inc.	8,500	80,648
	Link & Motivation, Inc.	20,000	66,147
	Lintec Corp.	13,500	270,685
	Lion Corp.	23,900	232,852
#	LITALICO, Inc.	11,200	104,955
	Lixil Corp.	85,500	990,528

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Look Holdings, Inc.	5,800	$93,114
	LY Corp.	130,800	478,096
	M3, Inc.	31,200	383,722
	Mabuchi Motor Co. Ltd.	41,600	601,468
	Macnica Holdings, Inc.	79,950	1,044,174
	Maeda Kosen Co. Ltd.	25,800	325,445
	Maezawa Industries, Inc.	16,500	189,952
#	Maezawa Kasei Industries Co. Ltd.	11,300	148,334
	Maezawa Kyuso Industries Co. Ltd.	13,500	113,231
	Makino Milling Machine Co. Ltd.	13,489	1,031,617
	Makita Corp. (6586 JP)	3,343	103,493
#	Makita Corp. (MKTAY US), Sponsored ADR	2,776	86,019
#	Mamiya-Op Co. Ltd.	4,600	46,096
#	Mammy Mart Corp.	1,200	43,993
#	Management Solutions Co. Ltd.	2,400	26,622
	Mandom Corp.	19,707	187,895
	Mani, Inc.	17,200	144,842
#	Mars Group Holdings Corp.	11,780	231,594
	Marubeni Corp.	41,200	843,518
	Marubun Corp.	17,900	130,424
#	Maruchiyo Yamaokaya Corp.	2,800	114,511
	Marudai Food Co. Ltd.	11,300	142,334
	Maruha Nichiro Corp.	31,068	645,245
	Marui Group Co. Ltd.	31,300	637,455
	Maruichi Steel Tube Ltd.	25,700	621,307
#	MARUKA FURUSATO Corp.	9,869	155,282
#	Marumae Co. Ltd.	3,100	32,896
#	Marusan Securities Co. Ltd.	24,510	149,194
	Maruwa Co. Ltd.	4,300	1,296,096
	Maruzen Co. Ltd.	5,586	127,885
	Maruzen Showa Unyu Co. Ltd.	13,300	633,910
	Matsuda Sangyo Co. Ltd.	10,500	250,051
#	Matsui Construction Co. Ltd.	13,500	113,500
	MatsukiyoCocokara & Co.	40,780	837,404
	Matsuyafoods Holdings Co. Ltd.	4,600	191,471
		Shares	Value»
JAPAN — (Continued)
	Max Co. Ltd.	5,200	$174,212
	Maxell Ltd.	39,000	518,286
	Maxvalu Tokai Co. Ltd.	7,400	155,460
	Mazda Motor Corp.	119,400	715,982
	McDonald's Holdings Co. Japan Ltd.	16,600	662,892
	MCJ Co. Ltd.	52,900	491,799
	Mebuki Financial Group, Inc.	385,923	2,092,499
	MEC Co. Ltd.	6,600	122,169
#	Medical System Network Co. Ltd.	25,155	81,694
	Medikit Co. Ltd.	2,800	47,487
	Medipal Holdings Corp.	39,800	658,992
#	Medius Holdings Co. Ltd.	13,100	74,562
	Megachips Corp.	900	32,488
	Megmilk Snow Brand Co. Ltd.	38,757	732,438
	Meidensha Corp.	32,100	1,208,935
#	Meiji Electric Industries Co. Ltd.	6,100	78,503
	MEIJI Holdings Co. Ltd.	6,400	129,414
#	Meiji Shipping Group Co. Ltd.	10,600	49,312
	Meiko Electronics Co. Ltd.	21,000	1,029,074
	Meisei Industrial Co. Ltd.	33,800	350,071
	MEITEC Group Holdings, Inc.	38,700	809,511
	Meito Sangyo Co. Ltd.	7,200	101,119
	Meiwa Corp.	19,700	99,045
	Meiwa Estate Co. Ltd.	12,900	88,898
#	Menicon Co. Ltd.	40,300	311,713
*	Mercari, Inc.	11,300	172,403
	METAWATER Co. Ltd.	13,400	243,595
	Micronics Japan Co. Ltd.	12,100	440,840
	Midac Holdings Co. Ltd.	5,600	80,117
#	Mie Kotsu Group Holdings, Inc.	47,335	158,051
#	Mikuni Corp.	16,700	33,286
	MIMAKI ENGINEERING Co. Ltd.	14,700	211,987
	Minebea Mitsumi, Inc.	56,439	888,258
#	Mirai Industry Co. Ltd.	6,700	168,417
	Miraial Co. Ltd.	5,200	37,564

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mirait One Corp.	39,610	$708,735
#	Mirarth Holdings, Inc.	57,900	148,133
	Miroku Jyoho Service Co. Ltd.	6,900	86,087
	MISUMI Group, Inc.	11,300	162,720
	Mitani Corp.	32,000	468,798
#	Mitani Sangyo Co. Ltd.	17,700	46,309
	Mitani Sekisan Co. Ltd.	5,300	303,186
#	Mito Securities Co. Ltd.	48,000	165,737
	Mitsuba Corp.	38,159	216,152
	Mitsubishi Chemical Group Corp.	527,880	2,875,242
	Mitsubishi Corp.	160,000	3,155,740
	Mitsubishi Electric Corp.	76,200	1,713,908
	Mitsubishi Estate Co. Ltd.	27,800	520,483
	Mitsubishi Gas Chemical Co., Inc.	50,891	879,140
	Mitsubishi HC Capital, Inc.	561,770	4,152,395
	Mitsubishi Heavy Industries Ltd.	32,500	775,983
	Mitsubishi Kakoki Kaisha Ltd.	17,700	260,747
	Mitsubishi Logisnext Co. Ltd.	40,900	526,143
	Mitsubishi Logistics Corp.	91,495	782,135
	Mitsubishi Materials Corp.	49,380	754,212
#	Mitsubishi Motors Corp.	318,200	836,127
#	Mitsubishi Paper Mills Ltd.	5,500	24,309
#	Mitsubishi Pencil Co. Ltd.	8,750	119,960
	Mitsubishi Research Institute, Inc.	7,800	244,219
#	Mitsubishi Steel Manufacturing Co. Ltd.	6,700	73,718
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	468,400	6,455,849
#	Mitsuboshi Belting Ltd.	6,900	164,360
	Mitsui & Co. Ltd. (8031 JP)	58,400	1,188,828
	Mitsui Chemicals, Inc.	67,600	1,509,046
	Mitsui DM Sugar Co. Ltd.	11,999	245,856
	Mitsui E&S Co. Ltd.	87,000	1,812,595
		Shares	Value»
JAPAN — (Continued)
	Mitsui Fudosan Co. Ltd.	32,400	$289,601
#	Mitsui High-Tec, Inc.	57,500	288,893
#	Mitsui Matsushima Holdings Co. Ltd.	15,400	590,853
	Mitsui Mining & Smelting Co. Ltd.	55,200	2,334,720
#	Mitsui OSK Lines Ltd.	36,600	1,230,210
	Mitsui-Soko Holdings Co. Ltd.	84,900	2,206,054
	Mitsuuroko Group Holdings Co. Ltd.	30,400	429,994
	MIXI, Inc.	7,400	169,347
#	Miyaji Engineering Group, Inc.	23,200	301,260
	Miyazaki Bank Ltd.	15,300	404,841
	Miyoshi Oil & Fat Co. Ltd.	11,155	142,843
	Mizuho Financial Group, Inc. (8411 JP)	168,905	4,954,264
	Mizuho Leasing Co. Ltd.	129,000	990,857
	Mizuho Medy Co. Ltd.	9,300	87,407
	Mizuno Corp.	46,800	852,515
	Mochida Pharmaceutical Co. Ltd.	8,994	183,694
	Monogatari Corp.	15,300	397,108
	MonotaRO Co. Ltd.	37,600	669,540
	Morinaga & Co. Ltd.	48,600	775,798
	Morinaga Milk Industry Co. Ltd.	63,600	1,383,119
	Moriroku Co. Ltd.	11,700	187,601
	Morita Holdings Corp.	19,400	294,761
	Morito Co. Ltd.	6,900	70,367
	Morozoff Ltd.	13,800	139,981
#	Mory Industries, Inc.	24,000	143,165
#	MrMax Holdings Ltd.	21,200	120,156
	MS&AD Insurance Group Holdings, Inc.	118,246	2,526,452
	Mugen Estate Co. Ltd.	10,200	132,144
	m-up Holdings, Inc.	14,700	204,870
	Murakami Corp.	4,500	195,601
	Murata Manufacturing Co. Ltd.	57,900	861,788
	Musashi Seimitsu Industry Co. Ltd.	44,200	951,597
	Musashino Bank Ltd.	23,200	572,079
	Muto Seiko Co.	4,800	51,466
	Nachi-Fujikoshi Corp.	8,426	180,228
	Nafco Co. Ltd.	6,400	79,408
	Nagano Keiki Co. Ltd.	13,900	192,148
	Nagase & Co. Ltd.	52,400	1,032,682
	Nagase Brothers, Inc.	6,100	77,679
	Nagawa Co. Ltd.	400	17,118

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nakabayashi Co. Ltd.	16,400	$56,252
	Nakamoto Packs Co. Ltd.	3,100	40,911
#	Nakamuraya Co. Ltd.	2,008	41,351
	Nakanishi, Inc.	6,000	77,234
#	Nakayama Steel Works Ltd.	29,300	123,973
#	Namura Shipbuilding Co. Ltd.	34,900	712,564
	Nanto Bank Ltd.	16,653	499,447
	Nanyo Corp.	11,000	96,699
	Narasaki Sangyo Co. Ltd.	2,400	57,321
#	NCD Co. Ltd./Shinagawa	2,900	56,757
	NEC Capital Solutions Ltd.	15,100	383,827
	NEC Corp.	46,000	1,320,930
	Neturen Co. Ltd.	17,300	136,524
#	New Art Holdings Co. Ltd.	7,369	67,917
	Nextage Co. Ltd.	37,600	466,720
	NGK Insulators Ltd.	85,100	1,077,386
	NH Foods Ltd.	25,000	839,909
	NHK Spring Co. Ltd.	122,769	1,382,336
	Nicca Chemical Co. Ltd.	6,100	51,085
	Nichias Corp.	42,039	1,608,430
#	Nichiban Co. Ltd.	10,100	134,658
	Nichicon Corp.	33,300	285,201
	Nichiden Corp.	6,000	113,351
	Nichiha Corp.	21,900	456,095
	Nichimo Co. Ltd.	4,200	65,243
	Nichirei Corp.	76,000	914,664
#	Nichireki Group Co. Ltd.	25,300	495,500
	Nichirin Co. Ltd.	12,120	284,822
	NIDEC Corp. (6594 JP)	21,200	406,749
	Nifco, Inc.	26,000	634,400
	Nihon Chouzai Co. Ltd.	11,581	269,027
	Nihon Dempa Kogyo Co. Ltd.	20,101	111,320
	Nihon Dengi Co. Ltd.	4,400	145,224
	Nihon Denkei Co. Ltd.	6,600	93,555
#	Nihon Flush Co. Ltd.	15,100	79,970
#	Nihon House Holdings Co. Ltd.	25,326	51,758
#	Nihon Kagaku Sangyo Co. Ltd.	10,600	158,539
	Nihon M&A Center Holdings, Inc.	128,800	643,899
	Nihon Nohyaku Co. Ltd.	24,000	141,026
	Nihon Parkerizing Co. Ltd.	33,406	304,733
		Shares	Value»
JAPAN — (Continued)
	Nihon Tokushu Toryo Co. Ltd.	11,600	$156,999
#	Nihon Trim Co. Ltd.	2,200	66,265
	Nihon Yamamura Glass Co. Ltd.	3,000	53,108
	Nikkiso Co. Ltd.	41,734	373,189
	Nikko Co. Ltd.	23,800	119,195
	Nikkon Holdings Co. Ltd.	94,000	2,117,228
	Nikon Corp.	96,000	932,323
	Nippi, Inc.	1,599	114,197
	Nippn Corp.	40,900	589,785
	Nippon Air Conditioning Services Co. Ltd.	16,100	125,187
	Nippon Aqua Co. Ltd.	9,500	50,951
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,300	100,445
	Nippon Carbide Industries Co., Inc.	6,900	86,657
#	Nippon Carbon Co. Ltd.	5,454	149,082
	Nippon Care Supply Co. Ltd.	100	1,390
	Nippon Chemical Industrial Co. Ltd.	6,100	85,653
#*	Nippon Chemi-Con Corp.	20,618	170,147
#*	Nippon Coke & Engineering Co. Ltd.	171,900	106,509
#	Nippon Concept Corp.	6,800	137,381
#	Nippon Concrete Industries Co. Ltd.	31,100	62,365
	Nippon Denko Co. Ltd.	85,873	160,151
	Nippon Densetsu Kogyo Co. Ltd.	20,000	379,746
	Nippon Dry-Chemical Co. Ltd.	5,400	182,938
	Nippon Electric Glass Co. Ltd.	38,500	1,030,504
	Nippon Express Holdings, Inc.	108,000	2,372,429
	Nippon Fine Chemical Co. Ltd.	9,700	175,092
	Nippon Gas Co. Ltd.	68,400	1,244,301
	Nippon Hume Corp.	16,100	278,875
	Nippon Kayaku Co. Ltd.	59,900	559,343
	Nippon Kodoshi Corp.	4,200	52,578
	Nippon Light Metal Holdings Co. Ltd.	60,530	702,386
	Nippon Paint Holdings Co. Ltd.	62,700	531,542

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Paper Industries Co. Ltd.	73,119	$537,956
#	Nippon Parking Development Co. Ltd.	127,800	224,200
	Nippon Rietec Co. Ltd.	11,303	148,138
	Nippon Sanso Holdings Corp.	44,100	1,560,855
	Nippon Seiki Co. Ltd.	46,100	472,332
	Nippon Seisen Co. Ltd.	11,000	79,479
	Nippon Sharyo Ltd.	4,100	65,199
*	Nippon Sheet Glass Co. Ltd.	108,500	359,308
	Nippon Shinyaku Co. Ltd.	11,300	243,301
	Nippon Shokubai Co. Ltd.	42,000	477,497
	Nippon Signal Co. Ltd.	28,976	214,904
	Nippon Soda Co. Ltd.	32,400	734,549
	Nippon Steel Corp.	126,750	2,440,961
	Nippon Television Holdings, Inc.	1,200	25,954
	Nippon Thompson Co. Ltd.	40,800	162,439
	Nippon Yakin Kogyo Co. Ltd.	19,100	527,819
	Nippon Yusen KK	55,663	1,952,089
	Nipro Corp.	112,700	1,037,711
	Nishikawa Rubber Co. Ltd.	20,400	385,686
#	Nishimatsuya Chain Co. Ltd.	12,800	188,568
	Nishi-Nippon Financial Holdings, Inc.	81,600	1,288,926
	Nishio Holdings Co. Ltd.	23,316	650,778
	Nissan Chemical Corp.	42,600	1,388,707
	Nissan Shatai Co. Ltd.	34,200	235,961
#	Nissan Tokyo Sales Holdings Co. Ltd.	44,600	146,733
	Nissei ASB Machine Co. Ltd.	6,200	267,519
#	Nissei Plastic Industrial Co. Ltd.	5,700	33,660
	Nissha Co. Ltd.	32,400	287,694
	Nisshin Group Holdings Co. Ltd.	25,100	87,334
	Nisshin Oillio Group Ltd.	23,200	788,833
	Nisshin Seifun Group, Inc.	21,300	246,906
		Shares	Value»
JAPAN — (Continued)
	Nisshinbo Holdings, Inc.	68,808	$437,208
#	Nisso Holdings Co. Ltd.	10,600	46,536
	Nissui Corp.	226,400	1,321,783
	Niterra Co. Ltd.	69,100	2,382,132
	Nitori Holdings Co. Ltd.	1,500	127,030
	Nitta Corp.	12,904	352,631
	Nitta Gelatin, Inc.	7,200	43,735
#	Nittetsu Mining Co. Ltd.	11,400	559,993
	Nitto Denko Corp.	132,400	2,739,872
	Nitto Fuji Flour Milling Co. Ltd.	2,600	126,143
	Nitto Kogyo Corp.	19,800	437,513
	Nitto Kohki Co. Ltd.	6,100	77,821
	Nitto Seiko Co. Ltd.	21,400	88,951
	Nittoc Construction Co. Ltd.	27,600	217,148
#	Nittoku Co. Ltd.	6,600	89,357
	NJS Co. Ltd.	500	19,082
	Noevir Holdings Co. Ltd.	2,485	75,764
	NOF Corp.	16,000	318,479
	Nohmi Bosai Ltd.	5,100	132,419
	Nojima Corp.	62,300	1,424,183
	NOK Corp.	45,500	690,377
	Nomura Holdings, Inc. (8604 JP)	120,000	792,755
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	8,048	53,519
#	Nomura Micro Science Co. Ltd.	900	16,233
	Nomura Real Estate Holdings, Inc.	157,500	872,804
	Nomura Research Institute Ltd.	82,500	3,264,559
	Noritake Co. Ltd.	18,800	534,902
	Noritsu Koki Co. Ltd.	48,600	508,146
	Noritz Corp.	17,538	222,527
	North Pacific Bank Ltd.	127,900	550,331
	NPR-RIKEN Corp.	21,624	363,794
#	NS Solutions Corp.	10,400	243,926
#	NS Tool Co. Ltd.	6,600	33,916
	NS United Kaiun Kaisha Ltd.	12,600	349,675
	NSD Co. Ltd.	28,480	681,187
	NSK Ltd.	82,093	392,860
	NSW, Inc.	8,700	149,059
	NTN Corp.	469,231	800,577
	Oat Agrio Co. Ltd.	4,300	68,532
#	Obara Group, Inc.	6,600	168,947
	Obayashi Corp.	35,600	524,219
#	Oenon Holdings, Inc.	42,300	164,764

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ogaki Kyoritsu Bank Ltd.	24,000	$452,011
	Ohashi Technica, Inc.	9,700	138,015
	Ohmoto Gumi Co. Ltd.	4,200	35,843
	Ohsho Food Service Corp.	3,000	74,223
#	OIE Sangyo Co. Ltd.	4,100	58,350
	Oiles Corp.	19,216	273,197
	Oita Bank Ltd.	10,200	319,368
	Oji Holdings Corp.	238,900	1,164,365
	Okabe Co. Ltd.	32,741	188,806
	Okada Aiyon Corp.	1,400	17,818
	Okamoto Industries, Inc.	6,200	209,969
	Okamoto Machine Tool Works Ltd.	5,237	170,100
	Okamura Corp.	35,100	553,261
	Okasan Securities Group, Inc.	66,400	287,264
	Oki Electric Industry Co. Ltd.	133,558	1,389,740
	Okinawa Cellular Telephone Co.	16,200	550,024
	Okinawa Financial Group, Inc.	16,100	364,700
	OKUMA Corp.	35,000	952,219
	Okumura Corp.	18,900	558,272
	Okura Industrial Co. Ltd.	7,900	228,206
#	Okuwa Co. Ltd.	21,000	129,732
	Olympus Corp.	167,200	1,997,546
	Omron Corp.	8,700	224,240
	One Career, Inc.	3,600	51,792
	Ono Pharmaceutical Co. Ltd.	6,000	67,097
#	Onoken Co. Ltd.	12,500	119,350
	Onward Holdings Co. Ltd.	139,700	568,488
	Ootoya Holdings Co. Ltd.	2,100	73,828
	Open House Group Co. Ltd.	27,500	1,216,061
	Open Up Group, Inc.	1,700	20,832
	Optex Group Co. Ltd.	24,600	277,414
*	Optim Corp.	2,100	7,341
#	Optimus Group Co. Ltd.	8,300	20,048
	Oracle Corp. Japan	8,400	908,413
	Organo Corp.	10,100	622,316
#	Orient Corp.	16,384	108,382
	Oriental Shiraishi Corp.	105,700	270,457
	ORIX Corp. (8591 JP)	108,300	2,432,747
	Oro Co. Ltd.	3,000	62,800
		Shares	Value»
JAPAN — (Continued)
	Osaka Organic Chemical Industry Ltd.	9,200	$177,668
#	Osaka Steel Co. Ltd.	8,600	145,566
	Osaki Electric Co. Ltd.	33,900	235,162
	OSG Corp.	45,400	587,446
	Otsuka Corp.	22,600	428,206
	Otsuka Holdings Co. Ltd.	20,400	971,238
	OUG Holdings, Inc.	3,000	78,951
	Oval Corp.	8,600	26,986
	Oyo Corp.	13,600	282,216
#	Ozu Corp.	3,900	42,520
	Pacific Industrial Co. Ltd.	44,600	608,457
#	Pacific Metals Co. Ltd.	11,455	140,541
	Pack Corp.	32,400	243,496
	PAL GROUP Holdings Co. Ltd.	39,600	1,295,708
	PALTAC Corp.	11,650	333,388
	Pan Pacific International Holdings Corp.	88,600	2,964,223
	Panasonic Holdings Corp.	207,181	1,959,791
	Paraca, Inc.	2,700	33,920
	Paramount Bed Holdings Co. Ltd.	25,286	414,883
	Park24 Co. Ltd.	54,300	685,722
	Parker Corp.	8,500	55,402
	Pasona Group, Inc.	13,400	183,539
	Pegasus Co. Ltd.	23,800	90,444
	Penta-Ocean Construction Co. Ltd.	188,600	1,220,503
	People Dreams & Technologies Group Co. Ltd.	5,600	66,881
*	PeptiDream, Inc.	12,100	134,086
	Persol Holdings Co. Ltd.	614,500	1,174,585
#	Pharma Foods International Co. Ltd.	8,700	50,858
*	PIA Corp.	2,900	57,228
	Pigeon Corp.	8,400	92,860
	PILLAR Corp.	21,300	545,551
	Pilot Corp.	17,100	497,852
#	Piolax, Inc.	22,813	264,425
#	Plus Alpha Consulting Co. Ltd.	12,200	183,505
	Port, Inc.	5,300	66,553
	Premium Group Co. Ltd.	27,600	415,381

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Premium Water Holdings, Inc.	2,000	$43,434
#	Press Kogyo Co. Ltd.	97,100	384,004
	Prestige International, Inc.	60,400	262,780
	Prima Meat Packers Ltd.	20,900	329,961
	Procrea Holdings, Inc.	15,134	153,318
#	Pronexus, Inc.	11,500	86,343
#	Pro-Ship, Inc.	5,100	98,952
	PS Construction Co. Ltd.	25,700	310,617
#	QB Net Holdings Co. Ltd.	17,508	138,454
	Qol Holdings Co. Ltd.	27,800	372,070
	Quick Co. Ltd.	6,500	100,652
	Raito Kogyo Co. Ltd.	26,400	545,479
	Raiznext Corp.	22,600	279,953
#	Raksul, Inc.	32,600	267,607
	Rakumachi, Inc.	2,200	14,520
	Rakus Co. Ltd.	26,700	409,513
*	Rakuten Bank Ltd.	8,600	400,603
*	Rakuten Group, Inc.	3,300	16,697
	Rasa Corp.	5,700	58,074
	Rasa Industries Ltd.	12,500	351,354
	Recruit Holdings Co. Ltd.	90,500	5,369,466
	Relo Group, Inc.	42,000	482,295
#	Renaissance, Inc.	7,800	59,163
	Renesas Electronics Corp.	63,800	776,003
	Rengo Co. Ltd.	138,100	800,976
*	RENOVA, Inc.	6,400	29,981
	Resona Holdings, Inc.	210,889	1,919,938
	Resonac Holdings Corp.	85,317	2,051,715
	Resorttrust, Inc.	55,800	691,221
	Restar Corp.	15,600	280,154
	Retail Partners Co. Ltd.	20,000	190,984
	Rheon Automatic Machinery Co. Ltd.	13,100	119,880
#	Rhythm Co. Ltd.	4,800	96,010
	Ricoh Co. Ltd.	174,700	1,531,855
	Ricoh Leasing Co. Ltd.	17,300	629,522
#	Ride On Express Holdings Co. Ltd.	3,200	21,140
	Riken Keiki Co. Ltd.	4,799	101,036
	Riken Technos Corp.	35,100	270,353
	Riken Vitamin Co. Ltd.	17,400	332,044
	Rinnai Corp.	20,700	510,916
	Rion Co. Ltd.	6,500	110,928
	Riso Kagaku Corp.	2,716	20,954
	Rix Corp.	800	17,485
#	Rock Field Co. Ltd.	5,500	55,888
		Shares	Value»
JAPAN — (Continued)
	Rohm Co. Ltd.	18,800	$236,577
	Rohto Pharmaceutical Co. Ltd.	14,200	202,692
	Rokko Butter Co. Ltd.	5,941	48,329
	Roland Corp.	6,500	135,861
	Rorze Corp.	76,000	1,021,938
	Round One Corp.	111,300	1,142,955
	Royal Holdings Co. Ltd.	18,800	331,878
	Ryobi Ltd.	22,700	343,024
	RYODEN Corp.	11,500	220,194
	Ryohin Keikaku Co. Ltd.	94,800	4,438,325
	Ryoyo Ryosan Holdings, Inc.	8,724	160,245
	S Foods, Inc.	14,400	253,528
	S&B Foods, Inc.	11,600	230,831
#	Sac's Bar Holdings, Inc.	11,676	62,902
#	Saizeriya Co. Ltd.	13,800	484,132
	Sakai Chemical Industry Co. Ltd.	11,500	217,670
	Sakai Heavy Industries Ltd.	6,000	82,954
	Sakai Moving Service Co. Ltd.	12,100	214,152
	Sakata INX Corp.	37,400	531,986
	Sakata Seed Corp.	7,500	168,640
	Sala Corp.	50,200	320,997
#	Samco, Inc.	1,600	30,001
	San Holdings, Inc.	16,800	177,466
	San ju San Financial Group, Inc.	6,560	147,530
	San-A Co. Ltd.	19,000	378,572
	San-Ai Obbli Co. Ltd.	56,500	761,609
	Sangetsu Corp.	31,100	618,954
	San-In Godo Bank Ltd.	80,177	675,140
*	Sanken Electric Co. Ltd.	11,300	640,993
	Sanki Engineering Co. Ltd.	39,400	1,159,254
	Sanko Gosei Ltd.	39,301	210,620
	Sanko Metal Industrial Co. Ltd.	3,300	156,357
	Sankyo Co. Ltd.	94,500	1,763,398
	Sankyo Frontier Co. Ltd.	6,400	85,905
#	Sankyo Seiko Co. Ltd.	29,700	121,451
#	Sankyo Tateyama, Inc.	20,200	81,491
	Sankyu, Inc.	33,500	1,972,058
#	Sanoh Industrial Co. Ltd.	30,600	141,377
	Sanrio Co. Ltd.	31,900	1,308,925
	Sansei Technologies, Inc.	8,000	93,546

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanshin Electronics Co. Ltd.	9,400	$154,244
	Santec Holdings Corp.	4,100	160,412
	Santen Pharmaceutical Co. Ltd.	35,800	395,551
	Sanwa Holdings Corp.	112,300	3,063,749
	Sanyo Chemical Industries Ltd.	5,608	146,968
	Sanyo Denki Co. Ltd.	8,000	496,047
#	Sanyo Shokai Ltd.	7,137	140,973
	Sanyo Trading Co. Ltd.	21,700	216,539
	Sapporo Holdings Ltd.	15,700	726,473
	Sato Corp.	29,700	420,040
	Sato Foods Co. Ltd.	800	38,240
	Sato Shoji Corp.	9,500	105,511
#	Satori Electric Co. Ltd.	4,500	51,748
	Sawai Group Holdings Co. Ltd.	67,883	871,378
	SAXA, Inc.	1,900	57,855
#*	SBI ARUHI Corp.	5,090	27,979
	SBI Holdings, Inc.	41,051	1,524,957
	SBS Holdings, Inc.	17,900	381,117
	SCREEN Holdings Co. Ltd.	17,800	1,388,576
	Scroll Corp.	38,300	276,678
	SCSK Corp.	38,265	1,190,612
	SEC Carbon Ltd.	7,500	104,309
	Secom Co. Ltd.	7,110	255,343
	Sega Sammy Holdings, Inc.	8,100	165,582
	Seibu Holdings, Inc.	56,900	1,590,053
	Seika Corp.	7,000	239,827
#	Seikagaku Corp.	18,700	79,857
#	Seikitokyu Kogyo Co. Ltd.	10,700	104,235
	Seiko Epson Corp.	62,900	798,094
	Seiko Group Corp.	23,236	645,933
	Seino Holdings Co. Ltd.	30,000	456,293
#	Seiren Co. Ltd.	20,900	341,430
	Sekisui Chemical Co. Ltd.	42,500	737,168
#	Sekisui House Ltd.	39,140	821,033
	Sekisui Jushi Corp.	15,486	221,739
	SEMITEC Corp.	5,800	90,714
	Senko Group Holdings Co. Ltd.	99,500	1,339,191
	Senshu Electric Co. Ltd.	12,500	353,069
#	Senshu Ikeda Holdings, Inc.	133,600	568,669
	Seria Co. Ltd.	16,800	309,398
		Shares	Value»
JAPAN — (Continued)
	Seven & i Holdings Co. Ltd.	495,500	$6,532,272
	Seven Bank Ltd.	334,400	600,650
#	SFP Holdings Co. Ltd.	4,100	60,080
	SG Holdings Co. Ltd.	107,600	1,193,758
	Sharingtechnology, Inc.	12,100	96,976
#*	Sharp Corp.	8,433	39,868
	Shibaura Electronics Co. Ltd.	12,000	480,939
#	Shibaura Machine Co. Ltd.	21,200	545,642
	Shibaura Mechatronics Corp.	14,100	992,281
	Shibusawa Logistics Corp.	6,800	196,820
	Shibuya Corp.	14,400	346,273
*	SHIFT, Inc.	75,200	789,183
	Shiga Bank Ltd.	20,467	821,945
	Shikibo Ltd.	8,402	55,349
	Shikoku Bank Ltd.	31,901	263,855
	Shikoku Kasei Holdings Corp.	26,400	365,364
	Shima Seiki Manufacturing Ltd.	2,400	16,854
	Shimadaya Corp.	7,100	89,849
	Shimadzu Corp.	10,800	239,076
	Shimamura Co. Ltd.	3,800	275,145
	Shimizu Corp.	38,900	430,933
	Shimojima Co. Ltd.	10,700	88,941
	Shin Nippon Air Technologies Co. Ltd.	19,600	343,833
	Shin Nippon Biomedical Laboratories Ltd.	13,200	121,529
	Shinagawa Refractories Co. Ltd.	35,900	410,140
#	Shindengen Electric Manufacturing Co. Ltd.	3,700	63,532
	Shin-Etsu Chemical Co. Ltd.	59,800	1,720,859
	Shin-Etsu Polymer Co. Ltd.	30,100	355,404
#	Shinko Shoji Co. Ltd.	30,300	199,053
	Shinmaywa Industries Ltd.	50,000	603,472
	Shinnihon Corp.	22,300	258,986
#	Shinnihonseiyaku Co. Ltd.	6,800	101,593
	Shinobu Foods Products Co. Ltd.	7,000	72,436
	Shinsho Corp.	14,400	201,374

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinwa Co. Ltd. (3447 JP)	9,800	$50,578
	Shinwa Co. Ltd. (7607 JP)	6,400	144,617
	Shionogi & Co. Ltd.	28,900	483,333
	Ship Healthcare Holdings, Inc.	38,200	533,049
#	Shizuoka Financial Group, Inc.	83,400	986,470
	Shizuoka Gas Co. Ltd.	42,600	320,186
	SHO-BOND Holdings Co. Ltd.	800	25,544
	Shoei Co. Ltd.	31,200	373,587
#	Shoei Foods Corp.	3,300	89,955
	Shofu, Inc.	2,200	29,596
	Showa Sangyo Co. Ltd.	20,209	405,867
	SIGMAXYZ Holdings, Inc.	43,600	347,160
	Siix Corp.	37,200	303,219
*	Simplex Holdings, Inc.	9,100	247,036
#	Sinanen Holdings Co. Ltd.	7,300	317,453
	Sinfonia Technology Co. Ltd.	26,300	1,651,764
	Sinko Industries Ltd.	24,900	210,647
	Sintokogio Ltd.	24,000	144,657
	SK Kaken Co. Ltd.	3,900	234,354
	SK-Electronics Co. Ltd.	9,300	173,905
	SKY Perfect JSAT Holdings, Inc.	128,700	1,218,821
	Skylark Holdings Co. Ltd.	86,000	1,634,674
	Skymark Airlines, Inc.	8,300	27,040
#	Smaregi, Inc.	3,100	68,301
	SMK Corp.	1,000	14,537
	SMS Co. Ltd.	14,400	144,157
	Soda Nikka Co. Ltd.	14,300	105,014
	Sodick Co. Ltd.	29,000	171,119
	Soft99 Corp.	7,600	80,929
	SoftBank Corp.	2,895,000	4,182,800
	SoftBank Group Corp.	134,400	10,262,641
	Softcreate Holdings Corp.	7,400	109,722
	Software Service, Inc.	2,500	225,005
	Sojitz Corp.	102,540	2,440,438
	Soken Chemical & Engineering Co. Ltd.	18,800	206,290
	Solasto Corp.	19,499	55,320
#	Soliton Systems KK	5,800	52,748
	Sompo Holdings, Inc.	74,650	2,201,207
	Sony Group Corp. (6758 JP)	835,000	20,084,505
		Shares	Value»
JAPAN — (Continued)
#	Sony Group Corp. (SONY US), Sponsored ADR	192,300	$4,676,736
#	Space Co. Ltd.	12,400	98,173
	Sparx Group Co. Ltd.	13,779	136,477
	SPK Corp.	7,564	119,542
	Square Enix Holdings Co. Ltd.	500	33,803
	SRA Holdings	7,200	219,703
	SRS Holdings Co. Ltd.	9,100	77,221
	ST Corp.	3,400	36,485
	St. Care Holding Corp.	7,000	35,842
	Stanley Electric Co. Ltd.	67,000	1,263,587
	Star Mica Holdings Co. Ltd.	23,400	154,578
	Star Micronics Co. Ltd.	20,800	239,197
	Startia Holdings, Inc.	4,900	85,511
	Starts Corp., Inc.	22,400	677,317
	Starzen Co. Ltd.	36,600	284,510
	Stella Chemifa Corp.	3,400	96,444
	Step Co. Ltd.	7,500	115,375
	STI Foods Holdings, Inc.	4,500	39,086
	Strike Co. Ltd.	5,400	140,131
#	Studio Alice Co. Ltd.	8,000	113,987
	Subaru Corp.	230,800	4,245,753
#	Subaru Enterprise Co. Ltd.	7,900	162,021
	Sugi Holdings Co. Ltd.	29,418	711,948
	Sugimoto & Co. Ltd.	15,000	177,994
#	SUMCO Corp.	139,300	1,089,437
	Sumida Corp.	35,613	242,730
#	Sumiseki Holdings, Inc.	28,100	116,034
	Sumitomo Bakelite Co. Ltd.	33,700	977,266
	Sumitomo Chemical Co. Ltd.	358,300	896,141
	Sumitomo Corp.	90,000	2,300,378
	Sumitomo Densetsu Co. Ltd.	9,152	397,717
	Sumitomo Electric Industries Ltd.	221,583	5,498,513
	Sumitomo Forestry Co. Ltd.	179,100	1,799,175
	Sumitomo Heavy Industries Ltd.	43,600	965,589
	Sumitomo Metal Mining Co. Ltd.	35,100	772,035
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	296,823	7,487,836

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Trust Group, Inc.	88,700	$2,325,249
	Sumitomo Osaka Cement Co. Ltd.	22,700	590,840
	Sumitomo Realty & Development Co. Ltd.	62,700	2,290,379
	Sumitomo Riko Co. Ltd.	32,788	415,212
	Sumitomo Rubber Industries Ltd.	98,153	1,121,834
	Sumitomo Seika Chemicals Co. Ltd.	8,300	248,347
	Sumitomo Warehouse Co. Ltd.	41,300	856,611
	Sun Frontier Fudousan Co. Ltd.	52,700	737,821
*	Suncall Corp.	10,400	26,406
	Sundrug Co. Ltd.	19,200	569,070
	Suntory Beverage & Food Ltd.	14,200	428,779
#	Sun-Wa Technos Corp.	11,800	188,482
#	Suruga Bank Ltd.	117,700	1,083,746
	Suzuken Co. Ltd.	20,346	769,021
	Suzuki Co. Ltd.	12,200	149,580
	Suzuki Motor Corp.	168,300	1,849,208
	SWCC Corp.	28,700	1,718,125
	Sysmex Corp.	119,300	1,938,130
	System Research Co. Ltd.	4,500	65,040
	System Support Holdings, Inc.	2,400	42,651
	Systems Engineering Consultants Co. Ltd.	900	31,009
	Systena Corp.	124,000	328,473
	Syuppin Co. Ltd.	15,300	127,749
	T Hasegawa Co. Ltd.	9,300	191,884
	T RAD Co. Ltd.	6,300	205,683
	T&D Holdings, Inc.	34,500	842,446
	Tachibana Eletech Co. Ltd.	16,820	318,419
#	Tachikawa Corp.	8,800	98,332
	Tachi-S Co. Ltd.	29,100	344,607
	Tadano Ltd.	69,000	496,443
	Taihei Dengyo Kaisha Ltd.	7,500	322,453
	Taiheiyo Cement Corp.	55,188	1,348,633
	Taikisha Ltd.	16,200	290,246
	Taisei Corp.	6,800	406,598
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	1,500	25,151
	Taisei Oncho Co. Ltd.	400	10,643
		Shares	Value»
JAPAN — (Continued)
	Taiyo Holdings Co. Ltd.	21,804	$946,886
#	Taiyo Yuden Co. Ltd.	38,900	726,775
	Takamatsu Construction Group Co. Ltd.	9,400	191,646
#	Takamiya Co. Ltd.	27,600	61,110
	Takaoka Toko Co. Ltd.	8,364	159,922
	Takara & Co. Ltd.	8,500	199,700
	Takara Bio, Inc.	16,900	98,772
	Takara Holdings, Inc.	24,700	207,929
	Takara Standard Co. Ltd.	18,900	323,151
	Takasago International Corp.	8,200	393,124
	Takasago Thermal Engineering Co. Ltd.	6,000	291,123
	Takashima & Co. Ltd.	10,000	106,389
#	Takashimaya Co. Ltd.	189,200	1,462,177
	Take & Give Needs Co. Ltd.	4,300	25,608
#	TAKEBISHI Corp.	5,800	72,874
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	112,052	3,078,044
	Takeuchi Manufacturing Co. Ltd.	20,700	739,944
	Taki Chemical Co. Ltd.	2,500	48,474
	Takuma Co. Ltd.	6,000	86,788
#	Tama Home Co. Ltd.	10,100	238,196
	Tamron Co. Ltd.	115,200	692,273
#	Tamura Corp.	69,000	220,420
	Tanabe Engineering Corp.	3,100	52,733
#	Tanseisha Co. Ltd.	26,250	228,389
#	Tayca Corp.	10,200	83,680
#	Tazmo Co. Ltd.	7,000	103,333
	TBS Holdings, Inc.	14,600	480,254
	TDC Soft, Inc.	11,100	96,454
	TDK Corp. (6762 JP)	252,500	3,076,190
	TechMatrix Corp.	20,800	295,910
#	Techno Medica Co. Ltd.	4,000	49,615
	Techno Ryowa Ltd.	7,000	190,229
	Techno Smart Corp.	8,600	96,109
	TechnoPro Holdings, Inc.	43,400	1,374,486
	Teijin Ltd.	57,136	485,639
#	Teikoku Sen-I Co. Ltd.	9,600	190,287
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	83,402
	Tekken Corp.	7,300	151,484
#	Temairazu, Inc.	800	15,862

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tera Probe, Inc.	2,800	$62,280
	Terasaki Electric Co. Ltd.	2,300	58,358
#	Tess Holdings Co. Ltd.	28,900	83,718
	THK Co. Ltd.	11,400	320,442
	Tigers Polymer Corp.	8,200	47,493
	TIS, Inc.	62,100	1,981,109
	TKC Corp.	4,500	135,171
	Toa Corp. (1885 JP)	82,300	1,028,132
	Toa Corp. (6809 JP)	14,200	98,203
	TOA ROAD Corp.	44,000	470,876
	Toagosei Co. Ltd.	65,600	643,052
	TOBISHIMA HOLDINGS, Inc.	9,873	128,128
	TOC Co. Ltd.	32,400	156,965
	Tocalo Co. Ltd.	51,600	690,470
	Tochigi Bank Ltd.	35,400	104,007
	Toda Corp.	132,200	843,060
	Toei Animation Co. Ltd.	3,000	65,633
	Toenec Corp.	54,600	481,309
	Togami Electric Manufacturing Co. Ltd.	700	18,291
	Toho Bank Ltd.	71,700	174,571
#	Toho Co. Ltd. (8142 JP)	12,000	258,839
	Toho Co. Ltd. (9602 JP)	2,100	132,496
#	Toho Holdings Co. Ltd.	18,900	637,828
#	Toho Titanium Co. Ltd.	29,600	268,056
#	Tohokushinsha Film Corp.	35,700	161,164
#	Tokai Carbon Co. Ltd.	147,302	1,005,870
	Tokai Corp.	16,067	224,198
	TOKAI Holdings Corp.	65,100	460,956
	Tokai Rika Co. Ltd.	32,300	517,151
	Tokai Tokyo Financial Holdings, Inc.	118,052	425,573
	Token Corp.	2,120	195,849
	Tokio Marine Holdings, Inc. (8766 JP)	116,048	4,659,663
	Tokushu Tokai Paper Co. Ltd.	4,841	126,044
	Tokuyama Corp.	42,425	908,518
	Tokyo Century Corp.	144,000	1,648,043
#	Tokyo Electron Device Ltd.	15,900	276,592
	Tokyo Electron Ltd.	41,900	6,661,207
#	Tokyo Energy & Systems, Inc.	11,500	126,628
		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	20,499	$883,826
	Tokyo Ohka Kogyo Co. Ltd.	3,400	93,125
	Tokyo Radiator Manufacturing Co. Ltd.	1,100	6,921
	Tokyo Rope Manufacturing Co. Ltd.	10,700	95,653
	Tokyo Sangyo Co. Ltd.	11,100	59,615
	Tokyo Seimitsu Co. Ltd.	3,400	211,513
	Tokyo Steel Manufacturing Co. Ltd.	36,500	379,776
	Tokyo Tatemono Co. Ltd.	124,700	2,086,838
#	Tokyo Tekko Co. Ltd.	10,700	389,765
	Tokyotokeiba Co. Ltd.	10,347	356,578
	Tokyu Construction Co. Ltd.	40,530	278,446
	Tokyu Fudosan Holdings Corp.	457,982	3,229,531
	Toli Corp.	35,000	130,393
	Tomen Devices Corp.	2,800	108,802
#	Tomoe Corp.	20,300	205,524
	Tomoe Engineering Co. Ltd.	18,600	195,924
	Tomoku Co. Ltd.	12,436	270,776
	TOMONY Holdings, Inc.	147,800	597,461
	Tomy Co. Ltd.	61,000	1,289,101
	Topcon Corp.	58,300	1,269,329
	TOPPAN Holdings, Inc.	40,700	1,096,793
	Topre Corp.	50,301	689,114
	Topy Industries Ltd.	13,800	238,648
	Toray Industries, Inc.	175,600	1,201,079
	Toridoll Holdings Corp.	15,600	458,899
	Torigoe Co. Ltd.	13,900	84,038
	Torishima Pump Manufacturing Co. Ltd.	14,500	207,963
	Tosei Corp.	28,900	557,264
	Toshiba TEC Corp.	17,700	353,852
	Tosho Co. Ltd.	3,100	13,964
	Tosoh Corp.	133,600	2,011,272
	Totech Corp.	10,200	191,687
	Totetsu Kogyo Co. Ltd.	15,466	427,993
	TOTO Ltd.	32,299	822,210
#	Tottori Bank Ltd.	2,500	21,724

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toukei Computer Co. Ltd.	2,800	$73,750
#	Tow Co. Ltd.	31,100	65,307
#	Towa Corp.	14,700	182,550
	Towa Pharmaceutical Co. Ltd.	23,600	512,005
	Toyo Construction Co. Ltd.	47,100	514,753
#	Toyo Corp.	22,900	231,490
#	Toyo Engineering Corp.	25,899	233,000
#	Toyo Gosei Co. Ltd.	3,500	117,774
#	Toyo Innovex Co. Ltd.	12,000	51,103
	Toyo Kanetsu KK	5,600	151,257
	Toyo Securities Co. Ltd.	47,300	159,063
	Toyo Seikan Group Holdings Ltd.	34,000	704,167
	Toyo Suisan Kaisha Ltd.	7,000	447,220
#	Toyo Tanso Co. Ltd.	13,800	442,992
	Toyo Tire Corp.	95,700	2,027,027
	Toyobo Co. Ltd.	69,402	449,402
	Toyoda Gosei Co. Ltd.	41,800	882,148
	Toyota Boshoku Corp.	56,100	797,209
	Toyota Industries Corp.	7,100	759,221
	Toyota Motor Corp. (7203 JP)	564,890	10,048,038
	Toyota Motor Corp. (TM US), Sponsored ADR	22,210	3,974,924
	Toyota Tsusho Corp.	147,200	3,373,579
	TPR Co. Ltd.	19,500	272,708
	Traders Holdings Co. Ltd.	20,039	157,777
#	Transaction Co. Ltd.	13,100	227,225
	Transcosmos, Inc.	13,900	331,078
	TRE Holdings Corp.	42,851	384,244
#	Treasure Factory Co. Ltd.	8,100	93,128
	Trend Micro, Inc. (4704 JP)	29,300	1,786,668
	Trinity Industrial Corp.	1,400	10,584
	Trusco Nakayama Corp.	29,800	434,011
	TS Tech Co. Ltd.	41,200	494,697
	TSI Holdings Co. Ltd.	29,300	204,942
#	Tsubaki Nakashima Co. Ltd.	18,900	43,772
	Tsubakimoto Chain Co.	60,900	854,782
	Tsubakimoto Kogyo Co. Ltd.	8,700	154,324
		Shares	Value»
JAPAN — (Continued)
	Tsuburaya Fields Holdings, Inc.	27,700	$421,626
	Tsugami Corp.	36,200	498,555
	Tsukishima Holdings Co. Ltd.	17,070	259,496
	Tsumura & Co.	6,600	162,808
#	Tsuruha Holdings, Inc.	12,600	927,418
	Tsurumi Manufacturing Co. Ltd.	11,300	293,374
	Tsutsumi Jewelry Co. Ltd.	4,600	68,235
	Tsuzuki Denki Co. Ltd.	4,100	82,856
	TV Asahi Holdings Corp.	11,100	208,565
	Tv Tokyo Holdings Corp.	4,400	106,647
	UACJ Corp.	30,107	1,184,756
	UBE Corp.	52,220	799,376
	Uchida Yoko Co. Ltd.	8,200	561,159
	Ulvac, Inc.	14,400	528,940
	U-Next Holdings Co. Ltd.	26,400	355,030
#	Unicharm Corp.	78,300	541,613
	Unipres Corp.	39,238	277,957
	United Arrows Ltd.	19,100	277,186
#	United Super Markets Holdings, Inc.	22,255	138,742
#	UNITED, Inc.	17,800	67,589
	Urbanet Corp. Co. Ltd.	39,300	130,795
	Ushio, Inc.	36,900	452,614
	USS Co. Ltd.	125,800	1,367,306
	UT Group Co. Ltd.	26,600	449,062
	V Technology Co. Ltd.	2,400	47,070
	Valor Holdings Co. Ltd.	51,405	907,857
	Valqua Ltd.	12,400	289,805
#	Value HR Co. Ltd.	8,100	89,902
	ValueCommerce Co. Ltd.	9,000	48,061
	Vector, Inc.	17,700	129,652
	Vertex Corp.	21,480	398,548
	Vision, Inc.	5,300	38,924
*	Visional, Inc.	10,400	812,921
	Vital KSK Holdings, Inc.	28,154	236,864
	VT Holdings Co. Ltd.	94,801	292,426
	Wacoal Holdings Corp.	9,000	325,268
	Wakachiku Construction Co. Ltd.	10,000	335,295
	Wakita & Co. Ltd.	32,400	377,753
	Warabeya Nichiyo Holdings Co. Ltd.	18,400	329,107

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Waseda Academy Co. Ltd.	6,100	$104,232
#	Watahan & Co. Ltd.	14,000	146,073
	WATAMI Co. Ltd.	9,000	60,462
#	WDB Holdings Co. Ltd.	6,800	77,145
#	Wealth Management, Inc.	1,900	12,700
	Weathernews, Inc.	4,200	123,504
	Welcia Holdings Co. Ltd.	70,800	1,188,000
	Wellneo Sugar Co. Ltd.	13,300	202,591
	Wellnet Corp.	5,800	27,836
#	West Holdings Corp.	12,881	128,370
	Will Group, Inc.	13,000	82,844
*	WingArc1st, Inc.	12,667	302,970
	Workman Co. Ltd.	3,234	138,426
	World Co. Ltd.	35,900	659,462
	World Holdings Co. Ltd.	12,500	197,368
	Xebio Holdings Co. Ltd.	19,201	141,941
#	YAC Holdings Co. Ltd.	7,800	41,583
	Yagi & Co. Ltd.	300	5,944
	Yahagi Construction Co. Ltd.	24,500	321,952
	YAKUODO Holdings Co. Ltd.	4,859	74,163
	YAMABIKO Corp.	33,151	481,559
	YAMADA Consulting Group Co. Ltd.	2,300	25,392
	Yamada Holdings Co. Ltd.	96,300	293,496
	Yamae Group Holdings Co. Ltd.	20,400	350,419
	Yamagata Bank Ltd.	10,699	107,832
	Yamaguchi Financial Group, Inc.	62,801	710,831
	Yamaha Motor Co. Ltd.	233,200	1,686,694
	Yamaichi Electronics Co. Ltd.	19,900	379,079
#	Yamami Co.	1,400	42,831
	Yamanashi Chuo Bank Ltd.	10,900	202,042
#	Yamatane Corp.	14,800	252,266
	Yamato Corp.	15,800	189,280
	Yamato Holdings Co. Ltd.	21,600	312,318
	Yamato Kogyo Co. Ltd.	19,000	1,066,158
	Yamau Holdings Co. Ltd.	2,100	29,828
	Yamaya Corp.	3,900	68,000
		Shares	Value»
JAPAN — (Continued)
	Yamazaki Baking Co. Ltd.	54,800	$1,170,655
#	Yamazen Corp.	41,800	370,503
	Yaoko Co. Ltd.	8,900	575,985
	Yashima Denki Co. Ltd.	12,500	146,644
	Yaskawa Electric Corp.	3,200	66,931
#	Yasuda Logistics Corp.	11,300	148,038
	Yellow Hat Ltd.	61,400	649,960
	Yodogawa Steel Works Ltd.	85,000	654,278
	Yokogawa Bridge Holdings Corp.	22,900	405,917
	Yokogawa Electric Corp.	33,500	892,912
	Yokohama Rubber Co. Ltd.	86,099	2,461,734
#	Yokorei Co. Ltd.	41,323	287,769
	Yokowo Co. Ltd.	9,800	101,671
#	Yomeishu Seizo Co. Ltd.	4,500	95,614
	Yondenko Corp.	24,000	210,941
#	Yondoshi Holdings, Inc.	5,800	66,661
	Yonex Co. Ltd.	12,100	237,589
#	Yorozu Corp.	13,700	85,868
#	Yoshinoya Holdings Co. Ltd.	24,300	526,668
#	Yossix Holdings Co. Ltd.	3,600	62,111
#	Yotai Refractories Co. Ltd.	1,000	11,348
	Yuasa Trading Co. Ltd.	17,400	540,600
	Yukiguni Factory Co. Ltd.	4,700	35,090
	Yurtec Corp.	29,700	486,187
	Yushiro, Inc.	9,100	130,437
	Yutaka Giken Co. Ltd.	2,500	44,960
	Zacros Corp.	13,200	343,986
	Zaoh Co. Ltd.	2,800	44,515
	Zenkoku Hosho Co. Ltd.	7,400	157,880
	Zenrin Co. Ltd.	18,600	135,950
	Zensho Holdings Co. Ltd.	22,650	1,191,921
	Zeon Corp.	66,200	702,614
	ZERIA Pharmaceutical Co. Ltd.	16,300	224,905
	ZIGExN Co. Ltd.	40,700	136,484
	ZOZO, Inc.	95,100	941,430
#	Zuiko Corp.	10,200	67,974
TOTAL JAPAN			867,978,867

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (3.4%)
	Aalberts NV	66,922	$2,138,978
Ω	ABN AMRO Bank NV	116,605	3,370,868
	Acomo NV	14,524	368,443
*Ω	Adyen NV	196	336,170
	Aegon Ltd. (AEG US)	1,405	9,974
	Aegon Ltd. (AGN NA)	431,223	3,081,747
*	AFC Ajax NV	70	773
	Akzo Nobel NV	24,264	1,523,841
	Allfunds Group PLC	184,663	1,278,644
	AMG Critical Materials NV	19,117	538,275
	Aperam SA	30,700	903,010
	Arcadis NV	54,043	2,697,161
#	ArcelorMittal SA (MT US)	55,154	1,744,540
	ASM International NV	4,555	2,204,879
#	ASML Holding NV (ASML US)	27,689	19,235,596
	ASR Nederland NV	123,220	8,184,754
Ω	B&S Group SARL	21,653	145,229
*Ω	Basic-Fit NV	51,294	1,448,057
#	BE Semiconductor Industries NV	4,610	622,865
#	Brunel International NV	14,497	150,614
#	Coca-Cola Europacific Partners PLC	21,542	2,114,234
	Corbion NV	33,660	638,793
	Flow Traders Ltd.	12,948	387,817
	ForFarmers NV	33,518	144,088
#	Fugro NV	106,397	1,525,190
	HAL Trust	799	113,376
	Havas NV	161,833	259,957
	Heineken NV	13,745	1,078,868
	IMCD NV	21,790	2,388,417
	ING Groep NV (INGA NA)	269,172	6,273,168
*	InPost SA	55,346	794,918
	JDE Peet's NV	20,703	613,949
Ω	Just Eat Takeaway.com NV (JET LN)	40,316	922,012
*Ω	Just Eat Takeaway.com NV (TKWY NA)	1,432	32,710
#	Kendrion NV	1,747	21,406
	Koninklijke Ahold Delhaize NV (AD NA)	320,272	12,649,591
	Koninklijke Ahold Delhaize NV (ADRNY US), Sponsored ADR	2,505	98,812
	Koninklijke BAM Groep NV	344,750	3,009,750
	Koninklijke Heijmans NV	34,266	2,184,003
	Koninklijke KPN NV	1,328,152	5,933,517
		Shares	Value»
NETHERLANDS — (Continued)
#	Koninklijke Philips NV (PHG US)	46,095	$1,207,692
#	Koninklijke Philips NV (PHIA NA)	65,477	1,709,954
	Koninklijke Vopak NV	35,338	1,688,131
	Nedap NV	4,008	401,287
	NN Group NV	127,886	8,611,280
	OCI NV	1,388	11,561
#	PostNL NV	28,345	30,908
	Prosus NV (PRX NA)	20,259	1,157,310
	Randstad NV	60,802	2,889,885
	SBM Offshore NV	119,842	3,125,388
*	SIF Holding NV	4,260	41,238
Ω	Signify NV	72,112	1,725,105
	Sligro Food Group NV	19,044	240,714
	TKH Group NV	31,500	1,295,697
	Universal Music Group NV	123,589	3,555,271
	Van Lanschot Kempen NV	27,463	1,788,813
	Wolters Kluwer NV	77,499	12,071,160
TOTAL NETHERLANDS			132,720,388
NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	22,425	116,089
	Air New Zealand Ltd.	1,353,283	462,054
	Auckland International Airport Ltd.	58,239	258,376
	Channel Infrastructure NZ Ltd.	385,257	478,638
	Chorus Ltd. (CHRYY US), ADR	462	11,783
#	Chorus Ltd. (CNU NZ)	296,781	1,522,857
	Contact Energy Ltd.	148,667	796,758
	EBOS Group Ltd.	27,573	664,432
	Fisher & Paykel Healthcare Corp. Ltd.	16,673	361,259
*	Fletcher Building Ltd. (FBU NZ)	63,991	114,154
	Fonterra Co-Operative Group Ltd.	51,432	211,633
	Freightways Group Ltd.	105,874	694,601
	Genesis Energy Ltd.	333,378	467,320
*	Gentrack Group Ltd.	12,020	75,360
	Hallenstein Glasson Holdings Ltd.	43,112	220,778
#	Heartland Group Holdings Ltd.	556,468	265,088
	Infratil Ltd.	26,627	181,812
*	KMD Brands Ltd.	264,315	39,528
	Mainfreight Ltd.	13,057	455,143
	Mercury NZ Ltd.	17,168	62,557
	Meridian Energy Ltd.	41,807	140,550

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Napier Port Holdings Ltd.	31,850	$58,748
	NZME Ltd. (NZM AU)	54,625	37,141
#	NZX Ltd.	225,171	202,844
*	Oceania Healthcare Ltd.	361,394	146,512
#	Port of Tauranga Ltd.	11,458	46,962
*	Rakon Ltd.	14,114	6,669
*	Ryman Healthcare Ltd.	47,997	70,552
	Sanford Ltd.	26,296	88,432
	Scales Corp. Ltd.	112,003	311,381
	Skellerup Holdings Ltd.	138,511	388,635
#	SKY Network Television Ltd.	205,982	374,986
	Spark New Zealand Ltd.	14,233	20,351
	Steel & Tube Holdings Ltd.	100,047	43,173
	Summerset Group Holdings Ltd.	174,125	1,172,426
#	Tourism Holdings Ltd.	41,587	51,588
	TOWER Ltd.	192,742	197,352
	Turners Automotive Group Ltd.	36,549	147,239
*	Vista Group International Ltd.	53,405	110,495
TOTAL NEW ZEALAND			11,076,256
NORWAY — (0.8%)
	2020 Bulkers Ltd.	24,539	303,056
	ABG Sundal Collier Holding ASA	110,906	75,113
	AF Gruppen ASA	3,992	60,767
*	Akastor ASA	92,173	108,313
	Aker BioMarine ASA	6,059	46,594
	Aker BP ASA	84,240	2,026,529
	Aker Solutions ASA	66,378	196,326
	Archer Ltd.	58,073	132,536
	Atea ASA	7,000	96,476
	Austevoll Seafood ASA	42,169	388,043
	B2 Impact ASA	154,866	237,934
	Bluenord ASA	11,545	551,208
	Bonheur ASA	15,677	362,548
	Borregaard ASA	13,213	254,884
	Bouvet ASA	38,048	276,830
Ω	BW LPG Ltd.	65,805	874,792
	BW Offshore Ltd.	58,386	196,620
*	Cadeler AS (CADLR NO)	6,861	36,118
*	Cloudberry Clean Energy ASA	136,617	181,115
	DNB Bank ASA	72,761	1,840,834
	DNO ASA	441,180	602,475
#Ω	Elkem ASA	19,198	44,606
		Shares	Value»
NORWAY — (Continued)
Ω	Elmera Group ASA	31,350	$103,170
	Elopak ASA	5,465	26,497
	Equinor ASA	174,483	4,482,044
Ω	Europris ASA	48,152	451,052
#	FLEX LNG Ltd. (FLNG NO)	8,683	215,946
#	Frontline PLC	17,269	317,989
#*	Grieg Seafood ASA	47,153	313,819
	Hafnia Ltd.	98,686	542,337
#*	Hexagon Composites ASA	5,653	9,340
	Hoegh Autoliners ASA	48,205	484,417
Ω	Kid ASA	18,840	266,065
Ω	Klaveness Combination Carriers ASA	21,372	144,719
*	Kongsberg Automotive ASA	359,282	51,591
	Kongsberg Gruppen ASA	12,485	373,091
*	LINK Mobility Group Holding ASA	177,824	567,351
#	Magnora ASA	9,121	20,941
	Mowi ASA	9,964	185,612
	MPC Container Ships ASA	364,002	669,325
Ω	Multiconsult ASA	4,663	96,328
	Norsk Hydro ASA	68,832	407,967
*	Northern Ocean Ltd.	24,753	14,591
*	Norwegian Air Shuttle ASA	23,557	38,532
	Odfjell Drilling Ltd.	130,474	927,082
	Odfjell SE, Class A	16,596	203,572
	Odfjell Technology Ltd.	18,940	91,179
#Ω	Okeanis Eco Tankers Corp.	8,821	211,606
*	Otello Corp. ASA	22,646	29,807
	Panoro Energy ASA	95,677	223,060
	Pareto Bank ASA	34,738	312,693
	Pexip Holding ASA	11,294	70,082
	Protector Forsikring ASA	3,303	161,264
	Rana Gruber ASA	19,455	135,058
	Reach Subsea ASA	16,768	12,760
#	Salmar ASA	2,144	86,846
*	Salmon Evolution ASA	25,427	14,265
*	SATS ASA	54,883	208,471
*Ω	Scatec ASA	69,753	692,073
	Sea1 offshore, Inc.	73,603	192,717
	Selvaag Bolig ASA	4,712	16,818
*Ω	Shelf Drilling Ltd.	101,192	88,349
*	SmartCraft ASA	2,025	5,147
††	Solstad Maritime Holding AS	80,173	193,866
*	Solstad Offshore ASA	49,454	240,196

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	SpareBank 1 Helgeland	1,689	$30,874
	Sparebank 1 Oestlandet	19,094	355,820
	SpareBank 1 Sor-Norge ASA	58,908	1,031,748
	Sparebanken More	15,146	155,137
	Sparebanken Norge	9,734	152,330
	Stolt-Nielsen Ltd.	26,310	769,891
	Storebrand ASA	145,754	2,069,748
	Subsea 7 SA	41,782	809,692
	Telenor ASA	27,833	426,983
	TGS ASA	35,628	261,753
	TOMRA Systems ASA	15,468	214,852
	Var Energi ASA	69,151	236,867
	Veidekke ASA	40,659	646,216
	Wallenius Wilhelmsen ASA	55,034	492,344
	Wilh Wilhelmsen Holding ASA, Class A	10,620	490,072
#	Yara International ASA	5,472	202,284
	Zalaris ASA	1,767	12,841
TOTAL NORWAY			31,152,804
PORTUGAL — (0.4%)
#	Altri SGPS SA	72,816	396,285
	Banco Comercial Portugues SA, Class R	7,922,217	6,505,284
	Corticeira Amorim SGPS SA	17,267	153,472
	CTT-Correios de Portugal SA	77,262	651,123
	EDP Renovaveis SA	26,363	309,520
	Galp Energia SGPS SA	169,190	3,230,723
	Ibersol SGPS SA	18,452	197,096
#	Mota-Engil SGPS SA	62,031	316,962
#	Navigator Co. SA	221,246	781,410
	NOS SGPS SA	258,127	1,064,033
	Semapa-Sociedade de Investimento e Gestao	11,536	225,813
	Sonae SGPS SA	579,628	836,354
TOTAL PORTUGAL			14,668,075
SINGAPORE — (1.0%)
	Aztech Global Ltd.	155,900	79,633
	Banyan Tree Holdings Ltd.	154,900	76,106
	Boustead Singapore Ltd.	291,105	347,148
	BRC Asia Ltd.	22,000	60,674
		Shares	Value»
SINGAPORE — (Continued)
	Bukit Sembawang Estates Ltd.	99,900	$328,953
	Bund Center Investment Ltd.	22,000	6,433
	CapitaLand Investment Ltd.	197,501	420,638
	China Aviation Oil Singapore Corp. Ltd.	191,200	164,689
	China Sunsine Chemical Holdings Ltd.	284,600	153,081
	City Developments Ltd.	72,500	343,227
*	COSCO Shipping International Singapore Co. Ltd.	497,600	47,402
	CSE Global Ltd.	677,682	338,222
	DBS Group Holdings Ltd.	101,027	3,708,142
	Delfi Ltd.	369,700	238,481
	DFI Retail Group Holdings Ltd.	81,700	281,657
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	160,720	142,386
	First Resources Ltd.	529,400	617,657
	Food Empire Holdings Ltd.	172,500	311,759
	Fraser & Neave Ltd.	10,400	11,430
	Frasers Property Ltd.	129,700	93,701
#	Frencken Group Ltd.	416,100	527,961
	Genting Singapore Ltd.	452,100	255,022
	Geo Energy Resources Ltd.	537,300	140,071
	Golden Agri-Resources Ltd.	4,084,400	799,538
	GuocoLand Ltd.	157,833	205,140
	Haw Par Corp. Ltd.	59,500	634,632
	Ho Bee Land Ltd.	133,000	207,714
	Hong Fok Corp. Ltd.	293,080	182,393
	Hong Leong Asia Ltd.	224,400	282,789
#	Hong Leong Finance Ltd.	177,800	371,019
	Hongkong Land Holdings Ltd.	138,100	834,225
	Hotel Grand Central Ltd.	32,847	18,438
	Hour Glass Ltd.	208,200	322,177
	Hutchison Port Holdings Trust	3,365,000	670,776
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	45,100	313,794
	ISDN Holdings Ltd.	72,591	20,669

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Jardine Cycle & Carriage Ltd.	46,444	$940,482
	Keppel Ltd.	38,300	248,829
	LHN Ltd.	29,300	17,729
	Mandarin Oriental International Ltd.	80,500	159,080
	Marco Polo Marine Ltd.	2,024,500	90,416
#*††	Midas Holdings Ltd.	1,120,000	0
	Nanofilm Technologies International Ltd.	11,500	6,469
	Netlink NBN Trust	125,100	86,184
*	Oceanus Group Ltd.	2,050,000	9,347
	Olam Group Ltd.	252,235	201,707
#	OUE Ltd.	141,000	121,435
	Oversea-Chinese Banking Corp. Ltd.	188,346	2,440,806
	Pan-United Corp. Ltd.	84,950	64,610
	Propnex Ltd.	72,000	76,391
	QAF Ltd.	135,353	92,144
	Raffles Medical Group Ltd.	184,698	140,408
*	Rex International Holding Ltd.	921,400	139,070
#	Riverstone Holdings Ltd.	46,100	25,004
#	Samudera Shipping Line Ltd.	235,100	187,784
	SATS Ltd.	35,792	87,334
	Seatrium Ltd.	284,222	493,967
	Sembcorp Industries Ltd.	330,100	1,962,803
	Sheng Siong Group Ltd.	408,200	658,951
	Sing Investments & Finance Ltd.	20,250	19,779
	Singapore Airlines Ltd.	573,250	2,994,178
	Singapore Exchange Ltd.	175,700	2,154,363
	Singapore Land Group Ltd.	104,584	214,544
	Singapore Post Ltd.	1,109,000	416,663
	Singapore Technologies Engineering Ltd.	220,100	1,480,674
	Singapore Telecommunications Ltd.	23,200	69,139
	Stamford Land Corp. Ltd.	442,011	148,136
	StarHub Ltd.	57,000	53,997
	Straits Trading Co. Ltd.	112,340	139,210
*††	Swiber Holdings Ltd.	189,500	0
	Tuan Sing Holdings Ltd.	259,361	56,612
		Shares	Value»
SINGAPORE — (Continued)
	UMS Integration Ltd.	305,827	$356,124
	United Overseas Bank Ltd.	142,582	3,961,318
	UOB-Kay Hian Holdings Ltd.	310,004	559,602
	UOL Group Ltd.	94,587	500,005
	Valuetronics Holdings Ltd.	270,700	161,311
	Venture Corp. Ltd.	74,100	735,015
	Wee Hur Holdings Ltd.	147,900	72,838
	Wilmar International Ltd.	155,100	351,047
	Wing Tai Holdings Ltd.	281,768	295,029
	Yangzijiang Shipbuilding Holdings Ltd.	1,009,700	1,980,454
TOTAL SINGAPORE			38,528,765
SOUTH AFRICA — (0.0%)
*	Valterra Platinum Ltd.	9,219	411,517
SPAIN — (2.9%)
	Acciona SA	9,885	1,895,892
	Acerinox SA	97,104	1,120,531
	ACS Actividades de Construccion y Servicios SA	55,302	3,816,666
Ω	Aedas Homes SA	3,698	88,988
Ω	Aena SME SA	145,600	3,920,733
	Almirall SA	26,738	321,849
	Amadeus IT Group SA	99,529	7,991,557
#*	Amper SA	257,385	41,861
	Atresmedia Corp. de Medios de Comunicacion SA	59,052	333,711
	Audax Renovables SA	102,926	169,800
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	638,886	10,655,503
	Banco de Sabadell SA	4,364,413	16,108,614
	Banco Santander SA (SAN SM)	589,465	5,063,965
	Bankinter SA	579,148	8,266,887
	CaixaBank SA	621,280	5,845,192
Ω	Cellnex Telecom SA	4,358	153,792
	CIE Automotive SA	26,019	781,190
	Construcciones y Auxiliar de Ferrocarriles SA	15,777	955,397
#	Corp. ACCIONA Energias Renovables SA	6,003	161,617

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Ebro Foods SA	21,275	$415,350
*	eDreams ODIGEO SA	21,506	203,550
	Elecnor SA	21,392	581,695
#	Ence Energia y Celulosa SA	74,969	235,914
	Endesa SA	103,428	2,997,368
	Ercros SA	80,582	286,220
	Faes Farma SA	178,154	882,487
	Ferrovial SE	6,514	333,927
	Fluidra SA	5,471	136,450
#Ω	Gestamp Automocion SA	73,287	275,486
Ω	Global Dominion Access SA	30,769	118,256
*	Grifols SA	28,653	426,933
	Grupo Catalana Occidente SA	21,163	1,180,167
	Grupo Empresarial San Jose SA	8,089	56,488
	Iberdrola SA	38,730	680,734
	Iberpapel Gestion SA (IBG SM)	7,699	174,657
#	Indra Sistemas SA	80,889	3,350,729
	Industria de Diseno Textil SA	104,163	4,975,556
	Laboratorio Reig Jofre SA	5,918	20,009
	Laboratorios Farmaceuticos Rovi SA	2,623	161,910
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	19,991	30,799
	Logista Integral SA	33,132	1,048,645
	Mapfre SA	384,648	1,566,509
	Melia Hotels International SA	71,366	633,675
	Miquel y Costas & Miquel SA	12,334	199,845
#	Naturgy Energy Group SA	8,341	261,598
Ω	Neinor Homes SA	21,949	426,617
*	Obrascon Huarte Lain SA	143,384	53,855
Ω	Prosegur Cash SA	184,092	157,663
	Repsol SA (REP SM)	392,409	5,949,608
	Sacyr SA	396,624	1,624,079
*	Solaria Energia y Medio Ambiente SA	8,776	112,843
*	Tecnicas Reunidas SA	40,468	996,599
#	Telefonica SA (TEF SM)	1,766,333	9,115,680
		Shares	Value»
SPAIN — (Continued)
	Telefonica SA (TEF US), Sponsored ADR	22,622	$116,277
#	Tubacex SA	103,423	430,784
*	Tubos Reunidos SA	36,929	22,327
Ω	Unicaja Banco SA	915,509	2,405,407
	Vidrala SA	11,819	1,272,273
	Viscofan SA	22,726	1,555,087
TOTAL SPAIN			113,167,801
SWEDEN — (2.5%)
	AAK AB	6,365	163,736
Ω	AcadeMedia AB	130,049	1,190,831
	AddLife AB, Class B	4,638	81,676
	Addnode Group AB	35,044	400,951
	AddTech AB, Class B	24,659	828,991
	AFRY AB	70,644	1,093,468
	Alfa Laval AB	13,370	580,894
Ω	Alimak Group AB	3,407	58,393
	Alleima AB	102,120	721,676
	Alligo AB, Class B	23,010	247,086
Ω	Ambea AB	149,513	1,880,950
	AQ Group AB	36,184	737,446
	Arise AB	19,767	69,380
	Arjo AB, Class B	115,879	403,812
*	Asmodee Group AB, Class B	6,759	85,120
	Assa Abloy AB, Class B	17,058	564,453
	Atlas Copco AB (ATCOA SS), Class A	60,953	928,216
	Atlas Copco AB (ATCOB SS), Class B	39,847	539,256
Ω	Attendo AB	217,152	1,517,325
	Avanza Bank Holding AB	19,515	718,924
#	Axfood AB	25,059	746,716
	Beijer Alma AB	23,618	635,427
	Beijer Ref AB	1,784	29,948
	Bergman & Beving AB	26,014	836,418
	Betsson AB, Class B	111,000	1,879,493
#*	Better Collective AS	11,437	161,156
*	BHG Group AB	121,452	288,498
*	BICO Group AB	13,719	51,098
	Bilia AB, Class A	73,360	861,929
	Billerud Aktiebolag	97,388	826,894
	Bjorn Borg AB	12,770	75,460
*	Boliden AB	34,676	1,061,405
*	Bonava AB, Class B	152,005	178,084
Ω	Bravida Holding AB	63,022	591,395
	Bufab AB	31,115	308,572
	Bulten AB	10,568	63,569
	Bure Equity AB	46,583	1,375,191
	Byggmax Group AB	79,341	471,248
	Catella AB	23,125	70,050

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Cellavision AB	1,475	$26,390
*	Cint Group AB	198,490	144,672
	Clas Ohlson AB, Class B	53,721	1,869,197
	Cloetta AB, Class B	172,079	553,413
Ω	Coor Service Management Holding AB	40,152	188,723
Ω	Dometic Group AB	14,166	71,559
	Duni AB	2,346	21,866
*	Dynavox Group AB	36,809	475,806
	Eastnine AB	50,738	244,737
	Elanders AB, Class B	6,503	38,171
*	Electrolux AB, Class B	98,247	598,383
	Electrolux Professional AB, Class B	24,801	168,516
	Elekta AB, Class B	43,502	214,513
*	Embracer Group AB	2,087	21,589
*	Enad Global 7 AB	12,767	16,504
*	Enea AB	3,981	30,017
	Engcon AB	5,725	44,860
	Eolus Vind AB, Class B	4,351	23,980
	Ependion AB	18,185	219,490
	Epiroc AB (EPIA SS), Class A	18,178	369,980
	Epiroc AB (EPIB SS), Class B	10,758	192,848
	Essity AB (ESSITYA SS), Class A	1,404	34,625
	Essity AB (ESSITYB SS), Class B	23,376	576,394
Ω	Evolution AB	4,719	419,807
	Ework Group AB	3,688	39,906
	Fagerhult Group AB	17,242	66,587
*	Fastighetsbolaget Emilshus AB, Class B	817	4,185
	Fenix Outdoor International AG	935	47,849
	G5 Entertainment AB	6,398	68,916
	Getinge AB, Class B	20,594	406,490
	Granges AB	85,123	1,141,425
*Ω	Green Landscaping Group AB	10,414	59,644
*	Gruvaktiebolaget Viscaria	13,483	22,218
#	H & M Hennes & Mauritz AB, Class B	81,909	1,103,448
	Hanza AB	20,067	228,441
	Hemnet Group AB	25,283	728,112
	Hexagon AB, Class B	2,693	29,591
#*	Hexatronic Group AB	51,254	108,862
	Hexpol AB	49,640	427,449
*	HMS Networks AB	5,349	224,764
		Shares	Value»
SWEDEN — (Continued)
Ω	Hoist Finance AB	40,302	$397,087
	Holmen AB (HOLMB SS), Class B	11,216	416,861
	Humana AB	41,648	157,420
	Husqvarna AB (HUSQA SS), Class A	5,896	31,889
	Husqvarna AB (HUSQB SS), Class B	57,812	313,116
	Indutrade AB	10,461	254,039
	Instalco AB	42,245	110,617
*	International Petroleum Corp. (IPCO CN)	4,171	69,536
#*	International Petroleum Corp. (IPCO SS)	100,721	1,686,852
	INVISIO AB	2,805	90,885
	Inwido AB	64,392	1,197,244
*	ITAB Shop Concept AB	14,564	25,798
	JM AB	38,104	546,030
	Kabe Group AB, Class B	3,063	80,286
*	Karnov Group AB	43,128	511,108
#*	K-fast Holding AB	53,543	90,217
	KNOW IT AB	15,428	184,273
	Lagercrantz Group AB, Class B	52,614	1,221,546
	Lifco AB, Class B	7,820	278,557
	Lime Technologies AB	5,673	220,441
	Lindab International AB	30,973	651,008
	Loomis AB	49,045	1,939,205
*	Medcap AB	4,609	306,425
	Medicover AB, Class B	12,360	346,247
	MEKO AB	41,275	360,966
	Midsona AB, Class B	14,941	12,199
*	Modern Times Group MTG AB, Class B	48,652	500,171
	Momentum Group AB	21,198	335,932
Ω	Munters Group AB	39,397	554,445
	Mycronic AB	29,374	637,383
#*	NCAB Group AB	9,640	52,095
	NCC AB, Class B	86,929	1,646,026
	Nederman Holding AB	8,246	143,052
*	Net Insight AB, Class B	87,004	35,965
	New Wave Group AB, Class B	60,213	721,109
	Nibe Industrier AB, Class B	9,620	44,391

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Nilorngruppen AB, Class B	7,451	$42,630
	Nolato AB, Class B	72,214	427,177
	Nordnet AB publ	31,491	850,449
*	Norion Bank AB	34,174	218,357
	Note AB	9,400	183,699
	OEM International AB, Class B	10,320	142,199
#*	Orron Energy AB	7,830	4,034
	Pandox AB	20,998	373,728
	Peab AB, Class B	140,435	1,056,151
	Prevas AB, Class B	3,363	25,408
*	Pricer AB, Class B	53,362	24,649
	Proact IT Group AB	22,638	225,336
	Ratos AB, Class B	256,424	907,763
	RaySearch Laboratories AB	25,344	868,617
	Rejlers AB	9,352	190,060
*	Rottneros AB	115,839	35,538
	Rvrc Holding AB	35,929	162,971
	Saab AB, Class B	1,715	93,286
	Sandvik AB	58,321	1,423,012
	Scandi Standard AB	50,561	488,564
Ω	Scandic Hotels Group AB	139,436	1,156,254
#*	Sdiptech AB, Class B	22,239	447,043
	Sectra AB, Class B	29,396	1,089,885
	Securitas AB, Class B	86,558	1,284,636
*	Sedana Medical AB	27,416	44,357
*	Sensys Gatso Group AB	13,439	57,258
*Ω	Sinch AB	386,738	1,327,654
*	Sivers Semiconductors AB	167,753	61,719
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	163,787	2,865,048
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	2,134	37,822
	Skanska AB, Class B	32,847	766,205
	SKF AB (SKFA SS), Class A	6,538	153,826
	SKF AB (SKFB SS), Class B	75,257	1,752,919
	SkiStar AB	28,609	451,320
	Softronic AB, Class B	12,877	31,207
	Solid Forsakring AB	14,851	112,567
	SSAB AB (SSABA SS), Class A	91,373	526,916
	SSAB AB (SSABAH FH), Class A	19,797	113,929
	SSAB AB (SSABB SS), Class B	189,962	1,073,603
	SSAB AB (SSABBH FH), Class B	112,074	632,057
		Shares	Value»
SWEDEN — (Continued)
*	Stillfront Group AB	63,420	$32,869
	Storskogen Group AB, Class B	556,612	646,019
	Svenska Cellulosa AB SCA (SCAA SS), Class A	4,829	60,717
	Svenska Cellulosa AB SCA (SCAB SS), Class B	77,203	968,214
	Svenska Handelsbanken AB (SHBA SS), Class A	49,338	601,153
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,033	20,185
	Sweco AB, Class B	41,777	659,021
	Swedbank AB, Class A	70,453	1,876,024
*	Swedish Orphan Biovitrum AB	2,644	72,701
	Synsam AB	76,643	418,117
	Systemair AB	52,762	510,288
	Tele2 AB, Class B	246,030	3,802,423
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,776	49,300
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	647,254	4,701,382
#	Telia Co. AB	775,558	2,739,046
	TF Bank AB	16,170	222,534
Ω	Thule Group AB	4,392	124,213
	Trelleborg AB, Class B	5,210	189,304
	Troax Group AB	15,129	211,374
	VBG Group AB, Class B	15,984	459,249
	Vitec Software Group AB, Class B	1,784	69,161
	Vitrolife AB	5,298	77,854
	Volati AB	9,981	110,087
	Volvo AB (VOLVA SS), Class A	39,312	1,127,076
	Volvo AB (VOLVB SS), Class B	276,710	7,947,052
#*	Volvo Car AB, Class B	67,085	128,294
TOTAL SWEDEN			100,322,993
SWITZERLAND — (7.2%)
	ABB Ltd.	82,312	5,374,816

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Accelleron Industries AG (ACLN SW)	43,933	$4,001,530
	Adecco Group AG	31,838	1,002,519
#	Alcon AG	92,803	8,128,823
	Allreal Holding AG	11,150	2,521,956
	ALSO Holding AG	5,361	1,619,178
	APG SGA SA	844	235,510
	Arbonia AG	33,321	225,677
*	Aryzta AG	24,464	2,296,009
	Autoneum Holding AG	4,512	800,475
	Avolta AG	67,527	3,510,293
	Baloise Holding AG	27,155	6,508,100
	Banque Cantonale de Geneve	1,851	548,108
	Banque Cantonale Vaudoise	12,534	1,450,488
#	Barry Callebaut AG	146	177,799
*	Basilea Pharmaceutica Ag Allschwil	853	60,492
	Belimo Holding AG	555	645,869
	Bell Food Group AG	1,891	598,697
	Bellevue Group AG	7,289	70,198
	Berner Kantonalbank AG	4,969	1,553,224
	Bossard Holding AG, Class A	6,265	1,327,777
	Bucher Industries AG	7,246	3,421,914
	Burckhardt Compression Holding AG	2,497	2,223,809
	Burkhalter Holding AG	2,829	508,737
	Bystronic AG	670	331,650
	Carlo Gavazzi Holding AG	425	96,838
	Cembra Money Bank AG	27,467	3,082,627
	Chocoladefabriken Lindt & Spruengli AG	6	877,334
*	Cicor Technologies Ltd.	2,328	577,048
	Cie Financiere Richemont SA, Class A	23,249	3,796,008
	Cie Financiere Tradition SA	1,519	439,746
	Clariant AG	40,621	416,891
	Coltene Holding AG	2,682	172,313
	COSMO Pharmaceuticals NV	4,269	306,240
	CPH Group AG	566	52,576
	Daetwyler Holding AG	2,074	369,367
	DKSH Holding AG	25,623	1,771,837
		Shares	Value»
SWITZERLAND — (Continued)
	dormakaba Holding AG	2,167	$2,091,859
	DSM-Firmenich AG	6,231	598,671
	EFG International AG	90,269	1,789,192
	Emmi AG	1,461	1,329,879
	EMS-Chemie Holding AG	172	135,328
	Flughafen Zurich AG	15,555	4,383,968
	Forbo Holding AG	698	662,064
Ω	Galenica AG	42,842	4,546,805
	Geberit AG	8,236	6,309,586
#	Georg Fischer AG	58,377	4,566,755
	Glarner Kantonalbank	2,221	58,198
#*	Gurit Holding AG, Class BR	637	11,803
	Helvetia Holding AG	25,170	6,052,918
	Holcim AG (HOLN SW)	114,677	9,145,482
	Huber & Suhner AG	16,328	2,180,211
	Hypothekarbank Lenzburg AG	6	30,107
	Implenia AG	11,625	782,471
	Inficon Holding AG	4,890	588,394
	Interroll Holding AG	430	1,210,866
	Investis Holding SA	2,127	328,748
	Julius Baer Group Ltd.	66,248	4,482,622
	Jungfraubahn Holding AG	3,807	949,834
	Kardex Holding AG	4,164	1,603,419
#*	Komax Holding AG	2,369	324,264
	Kuehne & Nagel International AG	6,334	1,291,369
	Landis & Gyr Group AG	23,146	1,889,971
	Lastminute.com NV	905	18,029
*	LEM Holding SA	221	179,643
	Liechtensteinische Landesbank AG	13,091	1,399,393
	Logitech International SA (LOGN SW)	4,072	377,584
	Lonza Group AG	1,341	934,635
	Luzerner Kantonalbank AG	13,887	1,252,758
Ω	Medacta Group SA	1,480	268,441
Ω	Medmix AG	3,660	53,494
#	Meier Tobler Group AG	4,847	216,966
	Metall Zug AG, Class B	171	210,029
	Mikron Holding AG	6,796	153,078
	Mobimo Holding AG	8,741	3,423,441
*Ω	Montana Aerospace AG	4,007	139,563
	Naturenergie Holding AG	4,468	181,779
	Nestle SA	162,887	14,232,588

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG (NOVN SW)	23,271	$2,650,265
#	Novartis AG (NVS US), Sponsored ADR	231,252	26,302,499
	OC Oerlikon Corp. AG Pfaffikon	37,069	181,103
	Partners Group Holding AG	2,076	2,790,760
	Phoenix Mecano AG	604	341,418
	Plazza AG, Class A	178	87,280
*Ω	PolyPeptide Group AG	13,862	385,562
#	Rieter Holding AG	1,682	128,258
	Roche Holding AG (RO SW)	2,541	844,463
	Roche Holding AG (ROG SW)	52,136	16,270,239
	Sandoz Group AG (SDZ SW)	65,204	3,728,956
	Sandoz Group AG (SDZNY US), ADR	22,234	1,267,538
*	Santhera Pharmaceuticals Holding AG	1,273	23,186
	Schindler Holding AG	1,913	670,945
	Schweiter Technologies AG	328	151,163
#	Schweizerische Nationalbank	5	19,490
	SFS Group AG	15,315	1,979,095
	SGS SA	27,718	2,816,519
	Siegfried Holding AG	29,730	3,323,998
#	SIG Group AG	174,482	2,822,904
	Sika AG	1,591	375,443
	Softwareone Holding AG	2,343	19,122
	Sonova Holding AG	1,793	488,069
	St. Galler Kantonalbank AG	2,464	1,503,438
#	Stadler Rail AG	15,189	401,395
	Sulzer AG	19,275	3,708,719
#	Swatch Group AG (UHR SW)	1,329	235,043
#	Swatch Group AG (UHRN SW)	13,872	505,264
	Swiss Life Holding AG	7,783	8,061,612
	Swiss Prime Site AG	49,392	6,831,344
	Swiss Re AG	60,123	10,762,099
	Swisscom AG	10,284	7,145,676
	Swissquote Group Holding SA	10,916	7,253,087
	Thurgauer Kantonalbank	163	31,053
	TX Group AG	2,435	662,018
*	u-blox Holding AG	4,935	614,517
		Shares	Value»
SWITZERLAND — (Continued)
#*	UBS Group AG (UBS US)	94,324	$3,521,127
	UBS Group AG (UBSG SW)	194,963	7,245,606
	Valiant Holding AG	12,691	1,997,534
Ω	VAT Group AG	852	298,361
	Vaudoise Assurances Holding SA	586	452,273
	Vetropack Holding AG	7,423	273,801
	Vontobel Holding AG	27,971	2,039,476
	VP Bank AG, Class A	2,158	206,059
	VZ Holding AG	8,536	1,806,637
	V-ZUG Holding AG	1,464	93,843
	Walliser Kantonalbank	1,792	278,003
	Ypsomed Holding AG	126	60,286
	Zehnder Group AG	8,624	759,829
	Zug Estates Holding AG, Class B	260	685,194
	Zuger Kantonalbank	94	989,644
	Zurich Insurance Group AG	8,171	5,573,490
TOTAL SWITZERLAND			283,153,381
UNITED KINGDOM — (10.3%)
	3i Group PLC	32,200	1,759,476
	4imprint Group PLC	13,580	643,239
	Aberdeen Group PLC	708,486	1,869,508
*	Accesso Technology Group PLC	8,593	50,791
	Admiral Group PLC	36,363	1,639,116
	Advanced Medical Solutions Group PLC	59,728	160,264
	AG Barr PLC	27,916	253,597
Ω	Airtel Africa PLC	454,430	1,223,311
	AJ Bell PLC	138,023	977,556
Ω	Alfa Financial Software Holdings PLC	62,803	189,561
	Anglo American PLC	53,044	1,492,557
	Anglo-Eastern Plantations PLC	16,732	196,375
	Antofagasta PLC	16,978	418,705
*	AO World PLC	151,274	185,567
	Ashmore Group PLC	10,809	24,912
	Ashtead Group PLC	127,317	8,506,216
	Ashtead Technology Holdings PLC	4,539	20,063
	Associated British Foods PLC	34,468	998,038
	AstraZeneca PLC (AZN US), Sponsored ADR	178,300	13,031,947
	Atalaya Mining Copper SA	2,664	16,056

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Auction Technology Group PLC	5,733	$37,223
Ω	Auto Trader Group PLC	223,252	2,464,655
	Aviva PLC	204,514	1,747,369
	Avon Technologies PLC	2,059	57,436
	B&M European Value Retail SA	273,821	809,379
	Babcock International Group PLC	295,445	4,050,647
	BAE Systems PLC	91,186	2,175,754
Ω	Bakkavor Group PLC	154,207	477,396
	Balfour Beatty PLC	168,944	1,207,357
	Barclays PLC (BARC LN)	674,450	3,296,724
	Barclays PLC (BCS US), Sponsored ADR	373,929	7,336,487
	Barratt Redrow PLC	651,663	3,209,082
	Beazley PLC	168,553	1,986,013
	Bellway PLC	51,846	1,696,815
	Berkeley Group Holdings PLC	22,346	1,074,666
	Bloomsbury Publishing PLC	50,401	317,934
	Bodycote PLC	143,576	1,205,102
	BP PLC (BP LN)	1,487,940	7,975,775
	BP PLC (BP US), Sponsored ADR	4,950	159,142
	Braemar PLC	12,401	41,015
	Breedon Group PLC	68,559	326,823
	Brickability Group PLC	13,623	11,207
Ω	Bridgepoint Group PLC	42,729	184,215
	British American Tobacco PLC (BATS LN)	144,281	7,730,190
	British American Tobacco PLC (BTI US), Sponsored ADR	1,755	94,208
	Brooks Macdonald Group PLC	2,498	59,549
	BT Group PLC	3,828,974	10,457,068
	Bunzl PLC	15,944	473,177
*	Burberry Group PLC	150,677	2,555,916
	Burford Capital Ltd.	15,427	195,710
	Bytes Technology Group PLC (BYIT LN)	60,547	292,145
	C&C Group PLC	111,617	260,791
	Capital Ltd.	117,538	146,174
*	Capricorn Energy PLC	7,667	22,949
	Card Factory PLC	353,587	475,942
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Carnival PLC (CCL LN)	314	$8,544
*	Carnival PLC (CUK US), ADR	17,224	468,493
	Carr's Group PLC	4,207	8,026
	Castings PLC	5,144	19,436
	Central Asia Metals PLC	131,861	254,887
	Centrica PLC	3,022,229	6,569,578
	Chemring Group PLC	44,535	322,527
	Chesnara PLC	145,725	507,186
	Clarkson PLC	13,279	604,650
*	Close Brothers Group PLC	132,896	706,283
Ω	CMC Markets PLC	101,905	305,449
	Coats Group PLC	1,046,043	1,020,265
	Coca-Cola HBC AG	37,278	1,937,419
	Compass Group PLC	65,028	2,285,049
	Computacenter PLC	25,723	777,424
	Conduit Holdings Ltd.	4,943	19,881
Ω	ConvaTec Group PLC	41,872	129,009
	Costain Group PLC	145,816	315,567
	Cranswick PLC	8,131	569,439
	Crest Nicholson Holdings PLC	340,903	820,525
	Croda International PLC	3,011	103,615
*	Currys PLC	907,534	1,350,482
	CVS Group PLC	21,077	341,204
	DCC PLC	21,288	1,333,289
*	DFS Furniture PLC	221,267	466,522
	Diploma PLC	2,859	202,388
	DiscoverIE Group PLC	49,130	447,677
#	Diversified Energy Co. PLC (DEC LN)	29,190	437,816
	Dowlais Group PLC	414,070	382,582
	Dr. Martens PLC	103,885	110,815
	Drax Group PLC	378,778	3,537,613
	Dunelm Group PLC	58,420	937,138
	easyJet PLC	83,048	538,505
	Ecora Resources PLC	28,774	25,883
	Elementis PLC	223,558	511,557
	Energean PLC	82,241	992,503
	EnQuest PLC	1,977,102	361,906
	Entain PLC	52,436	704,147
	Epwin Group PLC	15,000	18,826
	Essentra PLC	113,779	157,021
	Eurocell PLC	26,301	52,465
	Experian PLC	82,899	4,368,009
	Firstgroup PLC	858,875	2,555,398
	Foresight Group Holdings Ltd.	17,500	106,761
Ω	Forterra PLC	15,878	42,101
	Foxtons Group PLC	162,472	125,483
*	Frasers Group PLC	57,024	516,295
	Fresnillo PLC	55,053	1,015,105

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Frontier Developments PLC	8,719	$42,475
	Fuller Smith & Turner PLC, Class A	27,208	211,850
*Ω	Funding Circle Holdings PLC	22,235	39,594
	Future PLC	40,135	375,366
	Galliford Try Holdings PLC	106,890	616,592
	Games Workshop Group PLC	14,940	3,201,076
*	Gaming Realms PLC	141,719	100,744
	Gamma Communications PLC	2,192	31,459
	GB Group PLC	94,721	291,826
*	Genel Energy PLC	159,000	127,656
	Genuit Group PLC	130,697	671,326
*	Georgia Capital PLC	21,476	602,253
	Glencore PLC	764,042	3,066,347
	Gooch & Housego PLC	12,228	97,661
	Goodwin PLC	286	31,998
	Grafton Group PLC, CDI	112,665	1,320,810
	Grainger PLC	361,144	976,379
	Greencore Group PLC	408,487	1,386,902
	Greggs PLC	68,837	1,431,430
*	Griffin Mining Ltd.	37,665	91,569
	GSK PLC (GSK LN)	71,764	1,320,033
#	GSK PLC (GSK US), Sponsored ADR	201,719	7,493,861
	Gulf Keystone Petroleum Ltd.	221,870	480,778
*	Gulf Marine Services PLC	411,137	111,448
*Ω	Gym Group PLC	159,842	310,102
	H&T Group PLC	19,362	165,222
	Haleon PLC (HLN LN)	16,968	79,591
	Halfords Group PLC	180,004	341,293
	Harbour Energy PLC	97,984	257,690
	Hargreaves Services PLC	18,198	178,746
	Harworth Group PLC	91,262	227,284
	Hays PLC	80,152	67,376
*	Headlam Group PLC	28,093	30,445
	Helical PLC	109,132	325,943
*	Helios Towers PLC	21,116	33,099
	Henry Boot PLC	62,720	190,093
	Hikma Pharmaceuticals PLC	8,723	225,466
	Hill & Smith PLC	27,752	746,938
	Hilton Food Group PLC	54,790	614,289
	Hiscox Ltd.	171,383	2,917,847
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hochschild Mining PLC	452,943	$1,664,598
	Hollywood Bowl Group PLC	149,621	485,711
*Ω	Hostelworld Group PLC	38,772	60,126
	Howden Joinery Group PLC	263,686	3,052,579
	HSBC Holdings PLC (HSBA LN)	259,243	3,158,350
	HSBC Holdings PLC (HSBC US), Sponsored ADR	111,006	6,804,668
	Hunting PLC	130,129	540,108
Ω	Ibstock PLC	18,912	37,438
	ICG PLC	23,269	666,248
	IG Group Holdings PLC	227,840	3,392,722
	IMI PLC	116,217	3,395,275
	Imperial Brands PLC	238,012	9,277,560
	Inchcape PLC	294,056	2,721,446
	Informa PLC	24,371	278,683
	IntegraFin Holdings PLC	78,153	370,016
	International Personal Finance PLC	218,647	608,980
	International Workplace Group PLC	273,964	799,351
	Intertek Group PLC	27,712	1,801,834
	Investec PLC	86,771	641,832
*	IP Group PLC	505,006	372,855
	Ithaca Energy PLC	16,690	38,331
	ITV PLC	674,708	731,849
	J D Wetherspoon PLC	84,531	837,814
	J Sainsbury PLC	367,069	1,467,759
*	James Fisher & Sons PLC	38,773	189,270
	James Halstead PLC	15,419	29,919
	JD Sports Fashion PLC	540,948	607,207
	JET2 PLC	32,832	703,239
*	John Wood Group PLC	475,730	115,854
	Johnson Matthey PLC	29,651	690,892
	Johnson Service Group PLC	366,429	682,172
	Jupiter Fund Management PLC	30,645	52,097
	Just Group PLC	767,492	2,134,470
	Kainos Group PLC	13,116	127,977
	Keller Group PLC	102,134	1,783,921
	Kier Group PLC	305,232	797,908
	Kingfisher PLC	457,234	1,625,834
	Kitwave Group PLC	8,510	27,510

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Knights Group Holdings PLC	24,312	$55,122
	Lancashire Holdings Ltd.	158,278	1,306,998
	Legal & General Group PLC	686,237	2,321,584
	Lion Finance Group PLC	39,753	3,985,406
	Lloyds Banking Group PLC (LLOY LN)	8,411,858	8,625,920
#	Lloyds Banking Group PLC (LYG US), ADR	43,332	182,861
	London Stock Exchange Group PLC	3,945	480,898
	LSL Property Services PLC	28,265	110,725
Ω	Luceco PLC	13,306	22,483
	M&C Saatchi PLC	16,863	40,847
	M&G PLC	185,587	638,771
	Macfarlane Group PLC	112,976	147,962
	Man Group PLC	639,449	1,388,719
	Marks & Spencer Group PLC	1,182,464	5,430,572
	Marshalls PLC	74,326	202,805
*	Marston's PLC	722,235	408,277
*	McBride PLC	127,107	208,527
	Me Group International PLC	200,583	587,750
	Mears Group PLC	152,156	782,761
	Melrose Industries PLC	29,821	201,340
*	Metro Bank Holdings PLC	101,058	171,969
*	Mitchells & Butlers PLC	291,273	1,061,517
	Mitie Group PLC	727,166	1,348,367
	MJ Gleeson PLC	26,961	128,572
	Mondi PLC	15,503	209,567
	MONY Group PLC	332,159	878,822
	Morgan Advanced Materials PLC	228,176	698,098
	Morgan Sindall Group PLC	24,284	1,473,290
	MP Evans Group PLC	6,851	120,190
	NatWest Group PLC (NWG LN)	1,485,378	10,310,864
	NatWest Group PLC (NWG US), Sponsored ADR	4,319	60,380
	NCC Group PLC	57,681	114,429
	Next PLC	23,716	3,849,604
	Ninety One PLC	211,047	523,022
	Norcros PLC	69,950	270,119
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	On the Beach Group PLC	21,849	$77,776
	OSB Group PLC	156,755	1,146,622
	Oxford Instruments PLC	19,262	460,443
	Pagegroup PLC	201,689	705,458
	Pan African Resources PLC	2,059,019	1,445,487
*	Pantheon Resources PLC	490,849	146,582
	Paragon Banking Group PLC	215,007	2,564,061
	PayPoint PLC	47,802	457,168
#	Pearson PLC (PSO US), Sponsored ADR	6,300	89,649
	Pearson PLC (PSON LN)	8,619	121,881
	Persimmon PLC	30,384	458,152
	Pets at Home Group PLC	342,483	1,031,638
	Pharos Energy PLC	268,214	77,053
	Phoenix Group Holdings PLC	41,823	365,745
*	Pinewood Technologies Group PLC	50,578	322,235
	Playtech PLC	21,033	110,402
	Plus500 Ltd.	68,343	3,033,171
	Polar Capital Holdings PLC	58,592	366,771
	Pollen Street Group Ltd.	2,817	31,400
	Porvair PLC	5,705	55,623
	PPHE Hotel Group Ltd.	7,220	155,332
	Premier Foods PLC	561,362	1,426,696
	Prudential PLC (PRU LN)	17,135	217,378
	QinetiQ Group PLC	86,454	566,801
Ω	Quilter PLC	245,353	548,234
	Rank Group PLC	58,841	121,621
	Rathbones Group PLC	743	18,731
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	389,182	357,213
	Reckitt Benckiser Group PLC	194,710	14,592,689
	Record PLC	67,198	49,555
	RELX PLC (RELX US), Sponsored ADR	71,103	3,689,535
	RELX PLC (REN NA)	1,141	59,254
	Renew Holdings PLC	50,132	559,820
	Renold PLC	112,786	119,464
	Rentokil Initial PLC	90,463	451,270

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	RHI Magnesita NV	6,771	$213,182
	Ricardo PLC	26,864	152,078
	Rightmove PLC	345,183	3,725,038
	Rio Tinto PLC (RIO LN)	7,021	418,166
	Rio Tinto PLC (RIO US), Sponsored ADR	88,380	5,282,473
	Robert Walters PLC	28,483	53,876
*	Rockhopper Exploration PLC	470,244	480,857
	Rotork PLC	65,437	280,673
	RS Group PLC	17,075	125,654
	S&U PLC	1,891	45,273
*	Saga PLC	93,661	221,065
	Sage Group PLC	98,770	1,585,915
*	Savannah Energy PLC	427,262	40,627
	Savills PLC	63,846	823,811
	Schroders PLC	15,211	78,189
	Secure Trust Bank PLC	13,910	183,562
	Senior PLC	112,837	300,690
	Serco Group PLC	812,170	2,237,903
	Serica Energy PLC	206,644	459,303
	Shell PLC (SHEL LN)	153,886	5,529,601
	Shell PLC (SHEL US), ADR	370,573	26,759,076
*	Sigmaroc PLC	228,265	346,759
#	Smith & Nephew PLC (SNN US), Sponsored ADR	15,300	467,568
	Smiths Group PLC	9,885	306,199
	Softcat PLC	58,457	1,257,287
	Spectris PLC	15,731	826,030
	Speedy Hire PLC	439,362	183,589
	Spirax Group PLC	2,073	173,238
Ω	Spire Healthcare Group PLC	283,006	810,306
*	Spirent Communications PLC	234,685	603,429
	SSE PLC	83,541	2,047,776
	SSP Group PLC	196,958	442,627
	St. James's Place PLC	106,820	1,838,465
	Standard Chartered PLC	235,313	4,218,446
	SThree PLC	75,929	211,771
*††	Studio Retail Group PLC	41,980	0
	Tate & Lyle PLC	20,070	141,711
	Tatton Asset Management PLC	1,745	16,807
	Taylor Wimpey PLC	553,900	745,264
	TBC Bank Group PLC	39,463	2,522,430
	Telecom Plus PLC	43,906	1,069,685
		Shares	Value»
UNITED KINGDOM — (Continued)
	Tesco PLC	1,524,768	$8,566,788
#*	THG PLC	42,101	16,785
	Topps Tiles PLC	77,798	37,242
	TP ICAP Group PLC	662,927	2,676,097
	Travis Perkins PLC	70,883	507,842
	Trifast PLC	43,487	47,698
	TT Electronics PLC	116,066	148,853
#	Unilever PLC (UL US), Sponsored ADR	215,138	12,570,513
*	Vanquis Banking Group PLC	44,665	58,015
	Vertu Motors PLC	320,253	256,294
	Vesuvius PLC	229,186	1,075,372
	Victorian Plumbing Group PLC	23,017	22,601
	Victrex PLC	1,019	9,225
*	Vistry Group PLC	118,775	910,295
	Vodafone Group PLC (VOD LN)	2,093,048	2,269,276
#	Volex PLC	38,790	190,328
	Volution Group PLC	64,022	567,521
	Vp PLC	2,603	20,580
*Ω	Watches of Switzerland Group PLC	134,493	618,547
	Weir Group PLC	10,343	363,359
	WH Smith PLC	58,228	785,982
	Whitbread PLC	25,852	1,038,495
	Wickes Group PLC	284,546	830,820
#	WPP PLC (WPP US), Sponsored ADR	759	20,554
*	Xaar PLC	48,398	79,201
	XPS Pensions Group PLC	84,014	410,646
	Young & Co.'s Brewery PLC (YNGA LN), Class A	11,385	135,693
	Young & Co.'s Brewery PLC (YNGN LN)	2,478	20,273
	Zigup PLC	255,243	1,129,717
TOTAL UNITED KINGDOM			408,229,952
UNITED STATES — (0.3%)
*	Amrize Ltd.	114,677	5,797,030
*	Flutter Entertainment PLC	795	240,779
*	Gran Tierra Energy, Inc. (GTE CN)	6,863	30,760
#	International Paper Co.	145,092	7,199,835

International Vector Equity Portfolio
CONTINUED
	Shares	Value»
UNITED STATES — (Continued)
Smurfit WestRock PLC	4,245	$188,393
TOTAL UNITED STATES		13,456,797
TOTAL COMMON STOCKS		3,758,029,711
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke AG, 5.636%	9,078	793,648
Draegerwerk AG & Co. KGaA, 2.896%	5,950	474,738
Einhell Germany AG, 2.038%	5,751	488,181
# FUCHS SE, 2.921%	40,107	1,835,307
Henkel AG & Co. KGaA, 3.029%	17,915	1,380,514
Jungheinrich AG, 2.380%	33,552	1,286,320
Porsche Automobil Holding SE, 5.422%	8,254	331,267
Sixt SE, 4.466%	12,394	864,340
STO SE & Co. KGaA, 2.674%	2,255	321,058
Villeroy & Boch AG, 5.263%	5,840	113,458
Volkswagen AG, 6.912%	28,797	3,011,178
TOTAL GERMANY		10,900,009
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	852	$0
*	Silver Mines Ltd. Warrants 06/17/26	972	6
TOTAL AUSTRALIA			6
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,092	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	10,221	0
TOTAL RIGHTS/WARRANTS			6
TOTAL INVESTMENT SECURITIES (Cost $2,313,311,012)			3,768,929,726

			Value†
SECURITIES LENDING COLLATERAL — (4.6%)
@§	The DFA Short Term Investment Fund	15,619,068	180,665,755
TOTAL INVESTMENTS — (100.0%)
(Cost $2,493,971,157)^^			$3,949,595,481
As of July 31, 2025, International Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	93	09/19/25	$29,484,889	$29,640,263	$155,374
Total Futures Contracts			$29,484,889	$29,640,263	$155,374

International Vector Equity Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $74,071,455 or 1.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$893,359	$229,720,303	$15,049	$230,628,711
Austria	—	24,916,325	—	24,916,325
Belgium	506,570	59,357,010	—	59,863,580
Canada	439,892,152	1,007,473	1,352	440,900,977
China	2,104,437	25,509	—	2,129,946
Denmark	—	89,336,935	—	89,336,935
Finland	—	68,172,800	—	68,172,800
France	—	254,862,239	—	254,862,239
Germany	10,461,536	330,651,373	—	341,112,909
Hong Kong	—	54,725,746	31,219	54,756,965
Ireland	—	22,250,179	—	22,250,179
Israel	2,255,630	41,784,710	—	44,040,340
Italy	1,394,082	108,796,127	—	110,190,209
Japan	9,875,251	858,103,616	—	867,978,867
Netherlands	22,296,614	110,423,774	—	132,720,388
New Zealand	11,783	11,064,473	—	11,076,256
Norway	—	30,958,938	193,866	31,152,804
Portugal	—	14,668,075	—	14,668,075
Singapore	—	38,528,765	—	38,528,765
South Africa	411,517	—	—	411,517
Spain	116,277	113,051,524	—	113,167,801
Sweden	69,536	100,253,457	—	100,322,993
Switzerland	36,306,780	246,846,601	—	283,153,381
United Kingdom	84,511,415	323,718,537	—	408,229,952
United States	6,016,183	7,440,614	—	13,456,797
Preferred Stocks
Germany	—	10,900,009	—	10,900,009
Rights/Warrants
Australia	—	6	—	6
Securities Lending Collateral	—	180,665,755	—	180,665,755
Total Investments in Securities	$617,123,122	$3,332,230,873	$241,486˂˃	$3,949,595,481
Financial Instruments
Assets
Futures Contracts**	155,374	—	—	155,374
Total Financial Instruments	$155,374	—	—	$155,374
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$204,718,348
Dimensional Emerging Markets Value Fund		113,530,314
DFA International Small Cap Value Portfolio	1,172,587	32,375,129
TOTAL INTERNATIONAL EQUITIES		350,623,791
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $244,873,231)^^		$350,623,791
Summary of the Portfolio’s investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$350,623,791	—	—	$350,623,791
Total Investments in Securities	$350,623,791	—	—	$350,623,791

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.0%)
AUSTRALIA — (3.9%)
*	29Metals Ltd.	75,580	$13,724
	Accent Group Ltd.	50,887	48,474
	Adairs Ltd.	39,033	51,275
*	AIC Mines Ltd.	66,335	12,917
*	Ainsworth Game Technology Ltd.	37,289	23,910
*	Alkane Resources Ltd.	107,105	48,876
#*	Alliance Aviation Services Ltd.	17,216	28,508
*	AMA Group Ltd.	648,392	38,288
	Amotiv Ltd.	33,947	191,063
	AMP Ltd.	657,343	672,537
*	Amplitude Energy Ltd.	1,021,643	167,189
	Ampol Ltd.	1,903	33,272
	Ansell Ltd.	37,962	726,770
#*	Appen Ltd.	5,840	3,305
	ARN Media Ltd.	46,336	13,994
	AUB Group Ltd.	3,544	76,980
*	Aurelia Metals Ltd.	386,915	43,350
	Aurizon Holdings Ltd.	330,127	685,287
	Aussie Broadband Ltd.	46,808	134,959
*	Austal Ltd.	116,886	490,519
	Austin Engineering Ltd.	125,433	28,572
*	Australian Agricultural Co. Ltd.	93,256	82,623
*	Baby Bunting Group Ltd.	10,539	12,159
	Bank of Queensland Ltd.	128,317	625,139
	Bapcor Ltd.	50,383	124,328
*	BCI Minerals Ltd.	375,416	83,353
	Beach Energy Ltd.	429,175	321,697
*	Beacon Minerals Ltd.	14,099	11,540
	Bega Cheese Ltd.	86,735	288,798
	Bell Financial Group Ltd.	35,130	28,386
*	Bellevue Gold Ltd.	131,076	67,568
	Bendigo & Adelaide Bank Ltd.	148,235	1,161,311
	BlueScope Steel Ltd.	105,930	1,605,930
	Brickworks Ltd.	21,859	458,748
	Capral Ltd.	4,333	31,068
	Cedar Woods Properties Ltd.	19,289	91,846
	Challenger Ltd.	95,914	504,086
	Champion Iron Ltd.	58,880	155,576
	Civmec Australia Ltd.	27,600	20,339
	Cleanaway Waste Management Ltd.	12,233	22,544
		Shares	Value»
AUSTRALIA — (Continued)
#*	Coast Entertainment Holdings Ltd.	97,301	$23,450
	Collins Foods Ltd.	1,573	9,343
#	Corporate Travel Management Ltd.	23,832	238,208
	Domain Holdings Australia Ltd.	56,973	161,123
	Downer EDI Ltd.	182,509	804,796
	Dyno Nobel Ltd.	353,436	664,623
	Eagers Automotive Ltd.	4,887	61,203
*††	Elanor Investor Group	28,014	2,773
	Elders Ltd.	59,855	277,304
*	Emeco Holdings Ltd.	52,156	29,719
*	EML Payments Ltd.	49,860	35,874
#	Endeavour Group Ltd.	223,940	586,428
	EQT Holdings Ltd.	6,533	136,230
	Eureka Group Holdings Ltd. (EGH AU)	59,005	21,230
	Euroz Hartleys Group Ltd.	33,893	20,237
	Evolution Mining Ltd.	26,097	118,108
*	Fenix Resources Ltd.	55,372	10,626
	Finbar Group Ltd.	36,407	15,408
*	FleetPartners Group Ltd.	87,968	154,732
	Fleetwood Ltd.	26,550	44,939
	G8 Education Ltd.	259,945	149,858
	Gold Road Resources Ltd.	8,725	17,479
	GrainCorp Ltd., Class A	64,503	313,016
#	GWA Group Ltd.	51,348	83,308
	Harvey Norman Holdings Ltd.	166,956	619,046
	Healius Ltd.	319,717	156,839
	Helia Group Ltd.	111,378	360,587
	Horizon Oil Ltd.	246,669	32,357
#	IGO Ltd.	120,347	338,556
	Iluka Resources Ltd.	39,245	128,568
*	Insignia Financial Ltd.	214,014	616,527
	Integral Diagnostics Ltd.	21,927	37,560
	IPH Ltd.	39,302	131,883
	IVE Group Ltd.	53,279	100,969
*	Judo Capital Holdings Ltd.	112,230	108,239
	Jupiter Mines Ltd.	345,508	46,587
#	Karoon Energy Ltd.	145,688	174,242
	Kelsian Group Ltd.	18,581	44,361
	Lendlease Corp. Ltd.	114,149	383,655

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Lifestyle Communities Ltd.	10,302	$29,141
	Lindsay Australia Ltd.	45,124	21,254
#	Maas Group Holdings Ltd.	22,369	59,051
	Macmahon Holdings Ltd.	268,775	51,689
	Magellan Financial Group Ltd.	31,742	215,848
	Maxiparts Ltd.	15,650	23,155
*	Mayne Pharma Group Ltd.	14,881	47,321
*	McPherson's Ltd.	30,963	6,083
	Metcash Ltd.	161,382	402,891
#*	Michael Hill International Ltd. (MHJ AU)	48,154	12,723
*	Michael Hill International Ltd. (MHJ NZ)	12,726	3,253
	Monash IVF Group Ltd.	78,095	39,930
#*	Mount Gibson Iron Ltd.	222,928	55,751
	Myer Holdings Ltd.	186,448	71,972
	MyState Ltd.	25,393	70,144
	New Hope Corp. Ltd.	117,511	313,843
	Nickel Industries Ltd.	301,789	141,777
	Nine Entertainment Co. Holdings Ltd.	267,113	290,171
	NRW Holdings Ltd.	97,031	200,354
*	OFX Group Ltd.	33,221	17,675
	OM Holdings Ltd.	28,351	5,696
*	Omni Bridgeway Ltd.	49,632	45,441
	oOh!media Ltd.	128,698	148,546
	Orora Ltd.	226,349	300,414
*	Paragon Care Ltd.	97,452	24,853
	Peet Ltd.	121,341	131,631
	Perenti Ltd.	256,008	287,219
	Perpetual Ltd.	19,496	261,825
	Perseus Mining Ltd.	369,302	770,994
*	PEXA Group Ltd.	32,626	331,304
#	Platinum Asset Management Ltd.	65,609	27,976
	Premier Investments Ltd.	360	4,868
#	Propel Funeral Partners Ltd.	4,931	14,725
	Qube Holdings Ltd.	68,598	191,292
	Ramelius Resources Ltd.	403,878	649,791
#	Ramsay Health Care Ltd.	23,623	584,780
*††	Regional Express Holdings Ltd.	9,110	644
*	Regis Resources Ltd.	123,246	321,379
	Reliance Worldwide Corp. Ltd.	169,433	465,771
		Shares	Value»
AUSTRALIA — (Continued)
*	Resolute Mining Ltd.	673,288	$265,424
	Ridley Corp. Ltd.	28,024	52,216
*	Sandfire Resources Ltd.	141,178	949,785
*	Select Harvests Ltd.	30,514	67,274
	Service Stream Ltd.	186,607	237,238
	Shaver Shop Group Ltd.	17,609	16,713
	Sims Ltd. (SGM AU)	29,519	286,435
	Southern Cross Electrical Engineering Ltd.	38,384	43,536
*††	SpeedCast International Ltd.	40,831	0
	Stanmore Resources Ltd.	60,978	82,588
	Super Retail Group Ltd.	12,069	118,053
*	Superloop Ltd.	136,042	291,500
	Tabcorp Holdings Ltd.	712,684	352,071
	Ten Sixty Four Ltd.	76,973	5,441
	TPG Telecom Ltd.	88,578	314,185
	Treasury Wine Estates Ltd.	133,718	646,610
#*	Tyro Payments Ltd.	113,726	69,312
*	Vault Minerals Ltd.	899,872	208,320
Ω	Viva Energy Group Ltd.	151,911	203,291
*	Webjet Group Ltd.	82,773	47,253
*	West African Resources Ltd.	311,032	465,677
	Westgold Resources Ltd.	148,073	241,772
	Whitehaven Coal Ltd.	210,315	862,564
	Worley Ltd.	95,634	813,853
	Yancoal Australia Ltd.	89,948	363,277
TOTAL AUSTRALIA			30,138,362
AUSTRIA — (0.7%)
*	Addiko Bank AG	2,488	62,071
	Agrana Beteiligungs AG	3,562	47,506
Ω	BAWAG Group AG	6,756	852,657
	Erste Group Bank AG	3,600	329,198
	EVN AG	3,436	92,852
*	FACC AG	1,289	10,571
*	Lenzing AG	1,150	32,168
	Mayr Melnhof Karton AG	919	78,315
	OMV AG	18,402	937,184
	Palfinger AG	1,142	47,497
	Porr AG	4,003	134,580
	Raiffeisen Bank International AG	30,433	878,735
	SBO AG	662	21,908
	Strabag SE (STR AV)	1,617	151,991
	Telekom Austria AG	13,178	139,657

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	UNIQA Insurance Group AG	24,307	$350,184
	Vienna Insurance Group AG Wiener Versicherung Gruppe	8,713	459,738
	voestalpine AG	22,402	616,738
	Wienerberger AG	3,674	123,161
TOTAL AUSTRIA			5,366,711
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,826	1,674,392
	Ageas SA	46,466	3,159,329
	Azelis Group NV	4,883	75,865
	Barco NV	9,848	153,490
	Bekaert SA	10,897	448,818
*	bpost SA	4,688	11,736
	Cie d'Entreprises CFE	2,176	24,337
	Colruyt Group NV	9,850	420,761
	Deceuninck NV	17,296	42,882
	Deme Group NV	1,450	217,020
	Econocom Group SA NV	19,313	40,607
	Jensen-Group NV	248	16,381
*	Ontex Group NV	29,953	232,235
	Proximus SADP	25,992	215,960
	Recticel SA	3,148	38,307
	Sipef NV	1,661	117,693
	Solvay SA	8,361	261,972
	Syensqo SA	10,559	836,862
	Tessenderlo Group SA	3,696	109,945
	VGP NV	2,846	299,284
	Viohalco SA	1,948	13,644
	What's Cooking BV	159	19,208
TOTAL BELGIUM			8,430,728
BRAZIL — (0.7%)
	Anima Holding SA	78,300	50,899
*	Automob Participacoes SA	1,655	3,281
	Bemobi Mobile Tech SA	9,900	36,050
*	Blau Farmaceutica SA	4,000	8,822
	Boa Safra Sementes SA	9,500	17,576
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	35,710
*	Brava Energia	21,223	74,817
	Brisanet Servicos de Telecomunicacoes SA	14,200	6,669
		Shares	Value»
BRAZIL — (Continued)
	C&A Modas SA	27,200	$80,004
	Camil Alimentos SA	26,300	21,324
*	Cia Brasileira de Aluminio	46,700	39,031
*	Cia Brasileira de Distribuicao	43,863	27,573
	Cia Siderurgica Nacional SA (CSNA3 BZ)	75,831	108,610
	Cogna Educacao SA	328,500	161,917
*	Cosan SA	160,700	170,184
	Cruzeiro do Sul Educacional SA	40,965	37,091
	CSU Digital SA	11,000	34,751
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	268,069
Ω	Desktop SA	21,000	30,828
	Dexco SA	65,759	66,351
	Dimed SA Distribuidora da Medicamentos	13,100	21,289
	Embraer SA (EMBR3 BZ)	40,126	578,004
	Empreendimentos Pague Menos SA	42,953	30,146
	Even Construtora e Incorporadora SA	18,597	23,082
	Ez Tec Empreendimentos e Participacoes SA	16,235	39,808
	Fleury SA	20,500	52,535
	Gerdau SA, Sponsored ADR	120,683	357,221
	Grendene SA	36,629	32,969
*	Grupo Casas Bahia SA	2,799	1,550
	Grupo Mateus SA	23,800	31,155
	Grupo SBF SA	30,100	59,076
	Guararapes Confeccoes SA	17,200	23,744
*Ω	Hapvida Participacoes e Investimentos SA	40,206	237,450
	Hypera SA	55,100	252,988
	Iochpe Maxion SA	15,800	41,140
	Irani Papel e Embalagem SA	9,300	12,390
*	IRB-Brasil Resseguros SA	16,589	134,795
	Jalles Machado SA	14,200	8,622
	JHSF Participacoes SA	58,376	53,689
	JSL SA	17,000	15,878
	Lavvi Empreendimentos Imobiliarios SA	19,500	42,729

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Lojas Quero-Quero SA	43,745	$18,906
	Lojas Renner SA	122,186	355,023
Ω	LWSA SA	45,825	30,934
	M Dias Branco SA	8,800	38,205
	Magazine Luiza SA	36,800	46,398
	Melnick Even Desenvolvimento Imobiliario SA	13,300	7,814
	Mills Locacao Servicos e Logistica SA	12,800	25,716
	Moura Dubeux Engenharia SA	11,800	47,646
	Movida Participacoes SA	3,876	4,292
*	MRV Engenharia e Participacoes SA	74,300	78,950
*	Natura Cosmeticos SA	101,278	163,324
*	Oceanpact Servicos Maritimos SA	15,100	16,423
*	Oncoclinicas do Brasil Servicos Medicos SA	30,200	29,393
	Pet Center Comercio e Participacoes SA	36,500	25,813
	Petroreconcavo SA	21,266	50,967
*	PRIO SA	23,300	175,555
	Qualicorp Consultoria e Corretora de Seguros SA	41,500	12,080
	Romi SA	9,887	14,090
	Sao Martinho SA	32,600	100,952
Ω	Ser Educacional SA	32,700	46,192
	Simpar SA	14,900	11,415
	Trisul SA	16,000	17,744
	Tupy SA	13,596	39,116
	Ultrapar Participacoes SA (UGPA3 BZ)	77,238	236,836
	Unifique Telecomunicacoes SA	14,500	9,711
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	9,900	8,150
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	37,752
	Vibra Energia SA	126,430	478,892
	YDUQS Participacoes SA	36,471	84,281
		Shares	Value»
BRAZIL — (Continued)
*	Zamp SA	24,900	$15,519
TOTAL BRAZIL			5,557,906
CANADA — (8.5%)
	Acadian Timber Corp.	3,300	42,774
	ADENTRA, Inc.	5,060	107,401
	ADF Group, Inc.	1,385	8,876
#*	Advantage Energy Ltd.	78,100	622,838
	Aecon Group, Inc.	17,009	230,167
	Ag Growth International, Inc.	1,700	51,334
	AGF Management Ltd., Class B	22,400	198,522
*	Air Canada	7,800	108,646
	Alamos Gold, Inc. (AGI CN), Class A	14,753	358,497
	Alaris Equity Partners Income	10,400	140,433
	Algoma Central Corp.	3,700	42,245
	Algoma Steel Group, Inc. (ASTL CN)	4,000	21,363
	Algoma Steel Group, Inc. (ASTL US)	6,900	36,915
	AltaGas Ltd.	73,262	2,163,118
	Altius Minerals Corp.	10,549	221,471
	Amerigo Resources Ltd.	35,600	55,240
	ARC Resources Ltd.	155,102	3,027,935
*	Athabasca Oil Corp.	108,571	459,170
	AtkinsRealis Group, Inc.	3,728	263,968
#*	ATS Corp. (ATS US)	5,090	154,482
*	AutoCanada, Inc.	3,000	57,398
	B2Gold Corp. (BTG US)	253,374	853,870
	B2Gold Corp. (BTO CN)	24,417	82,118
	Baytex Energy Corp.	20,259	42,986
	Birchcliff Energy Ltd.	44,387	216,233
	Bird Construction, Inc.	159	3,311
	Black Diamond Group Ltd.	11,000	93,995
	Boralex, Inc., Class A	17,614	398,654
	Calian Group Ltd.	1,707	62,214
	Canaccord Genuity Group, Inc.	22,000	170,843
*	Canacol Energy Ltd.	6,190	9,381
	Canadian Tire Corp. Ltd., Class A	9,731	1,303,319
#*	Canfor Corp.	22,924	224,674
*	Capstone Copper Corp.	63,218	354,506
	Cardinal Energy Ltd.	36,370	188,727
	Cascades, Inc.	39,306	256,158

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Celestica, Inc. (CLS CN)	1,064	$212,716
*	Celestica, Inc. (CLS US)	3,365	672,529
	Centerra Gold, Inc.	67,900	462,108
	CES Energy Solutions Corp.	67,935	355,462
*	Cipher Pharmaceuticals, Inc.	2,347	20,411
	Cogeco Communications, Inc.	3,001	135,127
	Cogeco, Inc.	14,077	594,635
*	Conifex Timber, Inc.	8,294	2,065
#*	Cronos Group, Inc. (CRON CN)	21,600	42,714
#*	Cronos Group, Inc. (CRON US)	34,844	68,991
	Definity Financial Corp.	18,390	990,772
	dentalcorp Holdings Ltd.	14,423	84,002
	Dexterra Group, Inc.	4,400	30,326
	Doman Building Materials Group Ltd.	18,957	116,976
	DREAM Unlimited Corp., Class A	10,000	150,693
	Dundee Precious Metals, Inc.	59,238	957,658
	Dye & Durham Ltd.	7,073	57,121
	Dynacor Group, Inc.	10,400	35,652
	E-L Financial Corp. Ltd.	50,000	530,095
*	Eldorado Gold Corp. (EGO US)	19,507	399,893
*	Eldorado Gold Corp. (ELD CN)	40,242	824,539
	Empire Co. Ltd., Class A	29,278	1,165,964
	Endeavour Mining PLC	43,136	1,295,085
*	Endeavour Silver Corp. (EXK US)	22,869	115,946
	Enerflex Ltd. (EFX CN)	40,826	325,583
	Enghouse Systems Ltd.	3,931	65,110
*	Ensign Energy Services, Inc.	69,588	113,502
	EQB, Inc.	7,765	577,219
*	Equinox Gold Corp. (EQX CN)	19,913	121,298
*	Equinox Gold Corp. (EQX US)	47,407	289,183
		Shares	Value»
CANADA — (Continued)
*	ERO Copper Corp. (ERO US)	20,077	$271,441
	Exchange Income Corp.	3,833	181,415
	Exco Technologies Ltd.	7,000	34,101
	Finning International, Inc.	32,289	1,407,051
#	First Majestic Silver Corp. (AG US)	41,840	332,628
	First Majestic Silver Corp. (FR CN)	14,361	114,216
*	First Quantum Minerals Ltd.	71,020	1,193,747
*	Fortuna Mining Corp. (FSM US)	85,224	549,695
*	Fortuna Mining Corp. (FVI CN)	80	516
	Frontera Energy Corp.	7,501	34,430
*	Galiano Gold, Inc.	46,170	61,311
	Gamehost, Inc.	1,600	14,226
*	GDI Integrated Facility Services, Inc.	2,229	51,961
*	GoGold Resources, Inc.	37,647	54,884
*	Haivision Systems, Inc.	6,400	23,002
	Headwater Exploration, Inc.	29,100	152,263
	High Liner Foods, Inc.	6,800	83,135
	Hudbay Minerals, Inc. (HBM CN)	80,845	750,334
	Hudbay Minerals, Inc. (HBM US)	2,760	25,585
*	Hut 8 Corp. (HUT CN)	2,503	53,163
*	Hut 8 Corp. (HUT US)	3,356	71,248
	iA Financial Corp., Inc.	24,244	2,373,133
*	IAMGOLD Corp. (IAG US)	63,068	426,340
*	IAMGOLD Corp. (IMG CN)	62,872	424,713
	IGM Financial, Inc.	485	16,059
*	Interfor Corp.	12,544	112,802
	K-Bro Linen, Inc.	1,900	46,965
*	Kelt Exploration Ltd.	39,690	210,824
	Kinross Gold Corp. (K CN)	162,271	2,596,383
	Kinross Gold Corp. (KGC US)	155,750	2,492,000
*	Knight Therapeutics, Inc.	18,099	79,549

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Kolibri Global Energy, Inc.	2,926	$17,929
	KP Tissue, Inc.	3,200	20,739
	Lassonde Industries, Inc., Class A	1,100	170,486
	Laurentian Bank of Canada	12,596	280,083
	Leon's Furniture Ltd.	8,521	167,579
#*	Lightspeed Commerce, Inc. (LSPD US)	15,584	193,865
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	11,084	535,961
*	Lucara Diamond Corp.	96,116	16,301
	Lundin Mining Corp.	177,526	1,812,928
	Magellan Aerospace Corp.	4,379	53,979
	Magna International, Inc. (MGA US)	39,766	1,630,406
*	Major Drilling Group International, Inc.	14,091	89,391
*	Mandalay Resources Corp.	16,200	56,588
	Maple Leaf Foods, Inc.	13,493	284,740
	Martinrea International, Inc.	21,784	130,805
*	Mattr Corp.	14,076	124,851
	McCoy Global, Inc.	4,100	10,593
*	MDA Space Ltd.	22,285	624,031
	Medical Facilities Corp.	1,700	17,962
	MEG Energy Corp.	77,945	1,536,286
	Melcor Developments Ltd.	4,500	46,539
	Methanex Corp. (MEOH US)	7,013	234,515
	Methanex Corp. (MX CN)	6,800	227,321
	MTY Food Group, Inc.	2,444	68,103
	Mullen Group Ltd.	11,901	113,118
	Neo Performance Materials, Inc.	5,581	62,472
*	New Gold, Inc. (NGD CN)	171,422	717,557
	North American Construction Group Ltd. (NOA CN)	3,100	46,648
	North American Construction Group Ltd. (NOA US)	1,700	25,551
	Northland Power, Inc.	53,838	879,686
*	NuVista Energy Ltd.	51,100	539,913
		Shares	Value»
CANADA — (Continued)
*	Obsidian Energy Ltd. (OBE US)	6,575	$40,239
	OceanaGold Corp.	93,677	1,274,398
	Open Text Corp. (OTEX CN)	800	23,545
	Open Text Corp. (OTEX US)	24,606	724,155
	OR Royalties, Inc. (OR CN)	5,966	165,253
	Pan American Silver Corp. (PAAS CN)	52,992	1,431,503
	Paramount Resources Ltd., Class A	18,572	285,625
	Parex Resources, Inc.	29,536	350,442
	Parkland Corp.	33,200	937,104
	Pason Systems, Inc.	6,100	51,464
	Petrus Resources Ltd.	7,000	7,275
	Peyto Exploration & Development Corp.	52,912	742,357
	PHX Energy Services Corp.	11,400	68,453
	Pizza Pizza Royalty Corp.	8,600	98,873
	Polaris Renewable Energy, Inc.	7,900	70,927
	Pollard Banknote Ltd.	1,700	27,299
*	Precision Drilling Corp. (PDS US)	935	52,659
	Premium Brands Holdings Corp.	7,720	489,409
*	Quarterhill, Inc.	33,599	32,251
	Richelieu Hardware Ltd.	9,200	230,199
	Rogers Sugar, Inc.	23,630	96,184
	Russel Metals, Inc.	16,034	513,560
	Sandstorm Gold Ltd. (SAND US)	12,649	118,395
	Sandstorm Gold Ltd. (SSL CN)	10,010	93,699
*	Sangoma Technologies Corp.	2,812	15,931
	Saputo, Inc.	45,538	955,062
	Savaria Corp.	7,394	106,086
	Secure Waste Infrastructure Corp.	74,611	815,250
	South Bow Corp.	20,509	538,569
*	Spartan Delta Corp.	9,800	33,100
Ω	Spin Master Corp.	2,870	47,226
*	SSR Mining, Inc. (SSRM CN)	43,130	515,152
	Stella-Jones, Inc.	3,600	205,228
*Ω	STEP Energy Services Ltd.	9,547	30,317
	Superior Plus Corp.	29,800	148,828
	Supremex, Inc.	4,400	13,147

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Surge Energy, Inc.	9,700	$51,524
	Taiga Building Products Ltd.	11,800	26,826
	Tamarack Valley Energy Ltd.	134,499	528,056
*	Taseko Mines Ltd. (TKO CN)	74,112	227,321
	TELUS Corp.	416	6,701
*	Torex Gold Resources, Inc.	25,846	728,038
	Total Energy Services, Inc.	6,901	57,973
	Transcontinental, Inc., Class A	22,793	316,990
	Trican Well Service Ltd.	53,175	218,366
	Triple Flag Precious Metals Corp. (TFPM CN)	3,500	79,872
	Triple Flag Precious Metals Corp. (TFPM US)	854	19,488
*	Trisura Group Ltd. (TSU CN)	8,006	244,352
*	Valeura Energy, Inc.	2,110	14,208
	Vermilion Energy, Inc. (VET US)	36,800	302,496
	VersaBank (VBNK CN)	3,835	45,502
*††	Victoria Gold Corp./Vancouver	259	34
	Wajax Corp.	4,107	69,952
*	Well Health Technologies Corp.	42,331	139,617
	West Fraser Timber Co. Ltd. (WFG CN)	8,807	610,566
#	West Fraser Timber Co. Ltd. (WFG US)	1,556	107,846
	Westshore Terminals Investment Corp.	6,600	134,372
	Whitecap Resources, Inc.	308,255	2,326,315
	Winpak Ltd.	7,914	233,833
*††	Xebec Adsorption, Inc.	18,924	0
TOTAL CANADA			66,262,615
CHILE — (0.1%)
*	CAP SA	10,189	48,504
	Empresa Nacional de Telecomunicaciones SA	47,111	154,797
	Empresas CMPC SA	83,976	118,296
	Ripley Corp. SA	323,786	137,157
	Salfacorp SA	145,634	107,360
		Shares	Value»
CHILE — (Continued)
	SONDA SA	106,548	$35,491
TOTAL CHILE			601,605
CHINA — (7.9%)
	361 Degrees International Ltd.	29,000	22,950
Ω	3SBio, Inc.	233,000	941,943
*	5I5J Holding Group Co. Ltd., Class A	60,500	25,018
	AAC Technologies Holdings, Inc.	144,000	728,089
	Accelink Technologies Co. Ltd., Class A	4,000	28,751
	Advanced Technology & Materials Co. Ltd., Class A	23,600	43,545
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	28,839
*	Agile Group Holdings Ltd.	116,000	7,002
	Aisino Corp., Class A	19,500	24,920
Ω	A-Living Smart City Services Co. Ltd.	164,000	61,638
	Allmed Medical Products Co. Ltd., Class A	8,900	11,463
	Aluminum Corp. of China Ltd., Class H	284,000	224,464
*	Angang Steel Co. Ltd., Class H	184,000	52,607
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	24,391
	Anhui Guangxin Agrochemical Co. Ltd., Class A	12,400	20,613
	Anhui Heli Co. Ltd., Class A	14,100	34,808
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	18,534
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	11,700	29,148
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,100	10,631
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	30,600	25,854

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	15,800	$18,930
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	26,100	32,109
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	42,415
	Anton Oilfield Services Group	504,000	90,440
	Aoshikang Technology Co. Ltd., Class A	4,500	24,737
	Aotecar New Energy Technology Co. Ltd., Class A	56,400	22,465
#Ω	AsiaInfo Technologies Ltd.	74,000	106,811
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,400	28,076
*	AustAsia Group Ltd.	45,248	8,061
	AviChina Industry & Technology Co. Ltd., Class H	481,000	284,316
*Ω	BAIC Motor Corp. Ltd., Class H	364,000	99,429
	Bank of Changsha Co. Ltd., Class A	21,500	29,508
	Bank of Chongqing Co. Ltd., Class H	132,500	130,735
Ω	Bank of Qingdao Co. Ltd., Class H	84,000	43,084
	Bank of Suzhou Co. Ltd., Class A	25,840	30,654
	Bank of Xi'an Co. Ltd., Class A	48,800	26,030
	Baoxiniao Holding Co. Ltd., Class A	38,600	20,299
	Baoye Group Co. Ltd., Class H	46,000	25,407
*	Baozun, Inc. (9991 HK), Class A	28,500	28,621
	BBMG Corp., Class H	274,000	28,191
	Beibuwan Port Co. Ltd., Class A	16,200	18,371
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	93,900	40,160
*	Beijing Capital International Airport Co. Ltd., Class H	332,000	128,899
		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	5,300	$30,244
	Beijing Enterprises Holdings Ltd.	97,500	407,946
	Beijing Enterprises Urban Resources Group Ltd.	36,000	1,653
	Beijing Enterprises Water Group Ltd.	860,000	294,314
	Beijing Fengjing Automotive Parts Co. Ltd.	40,600	19,661
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	32,100	27,875
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	21,915
	Beijing Haohua Energy Resource Co. Ltd., Class A	19,000	19,208
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	32,354
*	Beijing Jingyuntong Technology Co. Ltd., Class A	39,200	20,059
*	Beijing Leike Defense Technology Co. Ltd., Class A	37,100	30,650
*	Beijing North Star Co. Ltd., Class H	130,000	14,415
	Beijing Originwater Technology Co. Ltd., Class A	43,954	28,222
	Beijing Sanyuan Foods Co. Ltd., Class A	38,300	24,656
	Beijing Sinnet Technology Co. Ltd., Class A	17,200	34,690
	Beijing SL Pharmaceutical Co. Ltd., Class A	20,800	24,372
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	8,092
	Beijing Strong Biotechnologies, Inc., Class A	11,400	23,198
*	Beijing Teamsun Technology Co. Ltd., Class A	26,500	40,165

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Thunisoft Corp. Ltd., Class A	21,500	$25,490
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	11,622
	Beijing United Information Technology Co. Ltd., Class A	7,000	23,079
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	49,000	8,588
	Beijing Wandong Medical Technology Co. Ltd., Class A	3,200	7,765
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	25,587
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	5,200	39,595
*	Beiqi Foton Motor Co. Ltd., Class A	104,398	38,958
*	Bengang Steel Plates Co. Ltd., Class A	44,600	23,501
	Best Pacific International Holdings Ltd.	34,000	12,471
	Biem.L.Fdlkk Garment Co. Ltd., Class A	8,600	19,268
	Binhai Investment Co. Ltd.	55,136	7,408
Ω	Blue Moon Group Holdings Ltd.	118,000	56,864
*	Blue Sail Medical Co. Ltd., Class A	29,200	25,830
Ω	BOC Aviation Ltd.	44,800	407,006
*	BOE HC SemiTek Corp.	33,600	34,650
	BOE Varitronix Ltd.	61,000	45,982
*	Bohai Leasing Co. Ltd., Class A	97,100	46,954
	Bright Dairy & Food Co. Ltd., Class A	18,300	21,690
	Bros Eastern Co. Ltd., Class A	31,500	23,089
*	B-Soft Co. Ltd., Class A	46,800	37,563
	BTG Hotels Group Co. Ltd., Class A	22,100	42,683
		Shares	Value»
CHINA — (Continued)
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	26,500	$37,260
	C&D International Investment Group Ltd.	115,972	233,968
	C&D Property Management Group Co. Ltd.	31,000	11,243
*	C&S Paper Co. Ltd., Class A	24,800	26,042
*Ω	CALB Group Co. Ltd.	20,500	51,256
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	51,600	26,212
	Canmax Technologies Co. Ltd., Class A	9,400	25,984
	Canny Elevator Co. Ltd., Class A	12,200	12,398
	CECEP Solar Energy Co. Ltd., Class A	76,900	48,263
	CECEP Wind-Power Corp., Class A	68,250	28,443
	Central China New Life Ltd.	13,000	1,927
	Central China Securities Co. Ltd., Class H	158,000	55,131
	CGN New Energy Holdings Co. Ltd.	340,000	105,708
*	CGN Nuclear Technology Development Co. Ltd., Class A	25,400	27,509
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	27,943
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	48,200	21,887
	Changshu Fengfan Power Equipment Co. Ltd., Class A	31,500	20,294
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	18,080
	Chengdu Hongqi Chain Co. Ltd., Class A	27,900	23,602
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	8,400	47,780

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	$31,187
	Chengdu Wintrue Holding Co. Ltd., Class A	22,900	33,478
	Chengtun Mining Group Co. Ltd., Class A	38,000	39,721
*	Chengxin Lithium Group Co. Ltd., Class A	14,200	30,590
	Chengzhi Co. Ltd., Class A	20,900	22,513
	Chervon Holdings Ltd.	21,200	48,566
*	China Aerospace International Holdings Ltd.	540,000	32,894
	China Aircraft Leasing Group Holdings Ltd.	25,500	14,722
	China Animal Husbandry Industry Co. Ltd., Class A	24,000	25,435
*Ω	China Bohai Bank Co. Ltd., Class H	550,500	72,244
*	China Boton Group Co. Ltd.	52,000	12,734
	China CAMC Engineering Co. Ltd., Class A	29,200	34,446
#	China Chunlai Education Group Co. Ltd.	40,000	22,725
#	China Cinda Asset Management Co. Ltd., Class H	1,471,000	265,676
#	China Coal Energy Co. Ltd., Class H	284,000	348,953
	China Coal Xinji Energy Co. Ltd., Class A	42,500	38,072
	China Communications Services Corp. Ltd., Class H	476,000	277,241
	China Conch Venture Holdings Ltd.	288,500	352,521
	China CYTS Tours Holding Co. Ltd., Class A	12,000	16,418
Ω	China East Education Holdings Ltd.	107,000	110,790
*	China Eastern Airlines Corp. Ltd., Class H	166,000	59,810
		Shares	Value»
CHINA — (Continued)
	China Education Group Holdings Ltd.	173,169	$61,074
	China Electronics Huada Technology Co. Ltd.	126,000	23,188
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	942,000	155,604
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	142,303	51,184
	China Everbright Bank Co. Ltd., Class H	307,000	144,264
	China Everbright Water Ltd.	62,444	11,764
Ω	China Feihe Ltd.	585,000	347,783
	China Foods Ltd.	162,000	67,457
	China Galaxy Securities Co. Ltd., Class H	569,500	769,628
	China Gas Holdings Ltd.	434,966	456,888
	China Gold International Resources Corp. Ltd. (2099 HK)	48,900	420,392
	China Gold International Resources Corp. Ltd. (CGG CN)	61,049	527,834
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	34,100	40,878
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	23,575
#*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	12,903
	China Hongqiao Group Ltd.	432,000	1,139,571
††	China Huiyuan Juice Group Ltd.	110,500	4,935
	China International Marine Containers Group Co. Ltd., Class H	156,020	167,567
	China Isotope & Radiation Corp.	7,600	15,840

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Jinmao Holdings Group Ltd.	1,157,846	$210,677
	China Kepei Education Group Ltd.	70,000	13,735
	China Lesso Group Holdings Ltd.	236,000	140,418
	China Lilang Ltd.	89,000	42,020
*Ω	China Literature Ltd.	73,400	288,453
	China Medical System Holdings Ltd.	204,000	346,373
	China Meheco Group Co. Ltd., Class A	15,100	23,134
	China Meidong Auto Holdings Ltd.	146,000	38,617
	China Mengniu Dairy Co. Ltd.	428,000	890,675
	China Merchants Port Holdings Co. Ltd.	306,664	602,958
	China Merchants Property Operation & Service Co. Ltd., Class A	12,900	22,145
	China Minsheng Banking Corp. Ltd., Class H	856,500	515,518
#	China Modern Dairy Holdings Ltd.	540,000	81,550
	China National Accord Medicines Corp. Ltd., Class A	5,600	19,804
	China National Building Material Co. Ltd., Class H	331,749	197,372
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,100	20,535
Ω	China New Higher Education Group Ltd.	176,144	24,421
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	25,200	20,655
	China Nonferrous Mining Corp. Ltd.	195,000	189,460
*	China Oil & Gas Group Ltd.	920,000	18,623
	China Oilfield Services Ltd., Class H	220,000	195,388
	China Overseas Grand Oceans Group Ltd.	256,646	63,341
		Shares	Value»
CHINA — (Continued)
	China Overseas Land & Investment Ltd.	605,000	$1,046,347
	China Petroleum Engineering Corp., Class A	89,200	42,552
	China Publishing & Media Co. Ltd., Class A	24,600	23,013
	China Railway Group Ltd., Class H	546,000	274,710
	China Railway Hi-tech Industry Co. Ltd., Class A	30,100	37,953
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	109,292
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	23,156
	China Reinsurance Group Corp., Class H	1,202,000	208,647
	China Resource & Environment Co. Ltd., Class A	33,900	20,925
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,700	21,352
	China Resources Building Materials Technology Holdings Ltd.	358,000	87,317
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,200	47,577
	China Resources Gas Group Ltd.	118,800	300,719
	China Resources Land Ltd.	462,500	1,695,972
	China Resources Medical Holdings Co. Ltd.	143,500	81,170
Ω	China Resources Pharmaceutical Group Ltd.	349,000	243,715
#	China Risun Group Ltd.	252,000	75,897
*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	26,438
*	China Shanshui Cement Group Ltd.	270,000	23,678
*Ω	China Shengmu Organic Milk Ltd.	623,000	24,221

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction Development Holdings Ltd.	38,000	$7,361
	China State Construction International Holdings Ltd.	368,000	563,773
*	China Sunshine Paper Holdings Co. Ltd.	134,000	32,904
	China Taiping Insurance Holdings Co. Ltd.	293,000	651,047
	China Tianying, Inc., Class A	27,400	16,317
Ω	China Tower Corp. Ltd., Class H	644,000	901,159
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	582,000	166,155
*	China TransInfo Technology Co. Ltd., Class A	23,600	34,942
	China Travel International Investment Hong Kong Ltd.	356,000	83,710
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	17,143
*	China Vanke Co. Ltd., Class H	388,200	246,307
	China West Construction Group Co. Ltd., Class A	30,500	27,258
	China XLX Fertiliser Ltd.	112,000	93,404
	China Yongda Automobiles Services Holdings Ltd.	217,500	61,958
#*Ω	China Youran Dairy Group Ltd.	466,000	219,173
	China Zheshang Bank Co. Ltd., Class H	444,599	156,236
	Chinasoft International Ltd.	394,000	284,616
	Chongqing Department Store Co. Ltd., Class A	6,200	25,149
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	11,300	20,547
	Chongqing Gas Group Corp. Ltd., Class A	24,249	19,133
		Shares	Value»
CHINA — (Continued)
	Chongqing Machinery & Electric Co. Ltd., Class H	106,000	$18,907
	Chongqing Road & Bridge Co. Ltd., Class A	23,300	20,830
	Chongqing Rural Commercial Bank Co. Ltd., Class H	468,000	371,190
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	21,425
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	59,129
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,400	27,711
	CIMC Enric Holdings Ltd.	108,000	92,144
*	Cinda Real Estate Co. Ltd., Class A	18,201	9,739
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	45,396
	City Development Environment Co. Ltd., Class A	13,200	25,369
*	Citychamp Watch & Jewellery Group Ltd.	340,000	16,376
*	ClouDr Group Ltd.	31,200	5,931
*	CMGE Technology Group Ltd.	282,000	18,283
	CMST Development Co. Ltd., Class A	24,300	19,860
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	61,200	35,566
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	19,401
*	COFCO Biotechnology Co. Ltd., Class A	25,600	20,810
*	COFCO Joycome Foods Ltd.	516,000	114,604
	COFCO Sugar Holding Co. Ltd., Class A	31,100	42,291
*	Comba Telecom Systems Holdings Ltd.	182,000	42,743
	Concord New Energy Group Ltd.	1,310,000	69,369

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Continental Aerospace Technologies Holding Ltd.	570,000	$10,416
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	164,000	133,216
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	28,300	26,266
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	21,717
	CSPC Pharmaceutical Group Ltd.	104,000	130,707
	CTS International Logistics Corp. Ltd., Class A	29,200	25,467
*	Daan Gene Co. Ltd., Class A	32,400	31,296
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	25,998
	Dashang Co. Ltd., Class A	15,266	41,423
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	22,471
	Deppon Logistics Co. Ltd., Class A	15,800	34,130
*	Dezhan Healthcare Co. Ltd., Class A	60,500	40,747
	Dian Diagnostics Group Co. Ltd., Class A	13,600	30,355
	Digital China Group Co. Ltd., Class A	6,400	36,693
*	Digital China Information Service Group Co. Ltd., Class A	17,900	31,896
	Dongfang Electric Corp. Ltd., Class H	42,800	100,445
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	13,115
	Dongguan Development Holdings Co. Ltd., Class A	12,900	19,722
	Dongxing Securities Co. Ltd., Class A	23,800	36,793
	Dongyue Group Ltd.	306,000	404,453
		Shares	Value»
CHINA — (Continued)
	Dynagreen Environmental Protection Group Co. Ltd., Class H	62,000	$40,039
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,500	21,329
*	Easyhome New Retail Group Co. Ltd., Class A	62,200	25,640
	E-Commodities Holdings Ltd.	368,000	44,966
	Edvantage Group Holdings Ltd.	80,000	16,826
	EEKA Fashion Holdings Ltd.	46,000	39,795
*††	Elion Energy Co. Ltd., Class A	29,100	283
	Essex Bio-technology Ltd.	22,000	14,419
	Eternal Asia Supply Chain Management Ltd., Class A	53,500	33,256
	Ever Sunshine Services Group Ltd.	126,000	33,259
Ω	Everbright Securities Co. Ltd., Class H	38,400	51,150
*Ω	Everest Medicines Ltd.	9,000	72,877
	Fangda Carbon New Material Co. Ltd., Class A	30,961	20,584
	Fangda Special Steel Technology Co. Ltd., Class A	37,300	30,299
	Far East Smarter Energy Co. Ltd., Class A	35,300	27,120
	FAWER Automotive Parts Co. Ltd., Class A	15,600	12,858
	FESCO Group Co. Ltd., Class A	4,400	12,825
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	10,320	32,137
*	FIH Mobile Ltd.	74,700	133,158
*	Financial Street Holdings Co. Ltd., Class A	71,300	29,017
	Flat Glass Group Co. Ltd., Class H	54,000	70,035
	Fosun International Ltd.	23,500	16,218

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fu Shou Yuan International Group Ltd.	221,000	$101,565
	Fufeng Group Ltd.	298,000	329,012
	Fujian Star-net Communication Co. Ltd., Class A	13,300	48,987
	Fujian Sunner Development Co. Ltd., Class A	21,500	47,608
	Fushun Special Steel Co. Ltd., Class A	31,300	24,467
	Gansu Energy Chemical Co. Ltd., Class A	83,500	28,739
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	67,400	16,481
	Gansu Shangfeng Cement Co. Ltd., Class A	19,300	23,414
	Gansu Yasheng Industrial Group Co. Ltd., Class A	51,300	21,288
	GCL Energy Technology Co. Ltd., Class A	18,300	30,840
*	GDS Holdings Ltd. (9698 HK), Class A	49,400	222,633
*	Gemdale Corp., Class A	52,200	27,237
*	Gemdale Properties & Investment Corp. Ltd.	1,408,000	51,150
*	Genimous Technology Co. Ltd., Class A	28,400	34,844
*	Genscript Biotech Corp.	126,000	273,282
	GF Securities Co. Ltd., Class H	140,600	306,986
#*	Global New Material International Holdings Ltd.	74,000	48,554
	Goldenmax International Group Ltd., Class A	17,200	28,610
	Goldwind Science & Technology Co. Ltd., Class H	94,000	83,442
	Goodbaby International Holdings Ltd.	168,000	23,419
	Grand Pharmaceutical Group Ltd.	167,000	184,695
		Shares	Value»
CHINA — (Continued)
	Great Wall Motor Co. Ltd., Class H	77,500	$126,474
	Greentown China Holdings Ltd.	213,500	268,547
Ω	Greentown Management Holdings Co. Ltd.	102,000	37,030
	Greentown Service Group Co. Ltd.	254,000	154,655
	Guangdong Advertising Group Co. Ltd., Class A	27,400	29,936
	Guangdong Construction Engineering Group Co. Ltd., Class A	45,100	22,968
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	22,909
*	Guangdong DFP New Material Group Co. Ltd.	47,100	27,090
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	11,900	23,346
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	8,413
	Guangdong Dowstone Technology Co. Ltd., Class A	15,500	36,663
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	7,000	13,515
	Guangdong Guanhao High-Tech Co. Ltd., Class A	30,200	13,076
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	21,196
	Guangdong Provincial Expressway Development Co. Ltd., Class A	15,200	26,086
	Guangdong Vanward New Electric Co. Ltd., Class A	16,800	27,267
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,100	32,962

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	61,700	$25,538
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,400	39,991
	Guangshen Railway Co. Ltd., Class H	282,000	70,314
	Guangxi Liugong Machinery Co. Ltd., Class A	27,400	40,736
	Guangxi LiuYao Group Co. Ltd., Class A	7,200	18,040
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	62,000	23,407
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	64,462
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	7,700	27,478
	Guangzhou Wondfo Biotech Co. Ltd., Class A	6,400	21,228
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	21,225
	Guilin Layn Natural Ingredients Corp., Class A	17,200	19,713
	Guizhou Chanhen Chemical Corp., Class A	6,900	23,567
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	34,800	24,124
	Guizhou Tyre Co. Ltd., Class A	34,100	21,421
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	48,100	25,068
*	Guizhou Zhenhua E-chem, Inc., Class A	13,700	26,115
*	Guoguang Electric Co. Ltd., Class A	13,500	28,821
	Guomai Technologies, Inc., Class A	10,500	17,659
		Shares	Value»
CHINA — (Continued)
Ω	Guotai Haitong Securities Co. Ltd., Class H	47,120	$101,719
	Haier Smart Home Co. Ltd. (6690 HK), Class H	154,800	487,678
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	4,600	27,603
*	Hainan Haide Capital Management Co. Ltd., Class A	20,500	18,543
*	Hainan Meilan International Airport Co. Ltd., Class H	31,000	42,523
	Haitian International Holdings Ltd.	72,000	195,174
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	45,492
	Hangzhou GreatStar Industrial Co. Ltd.	6,900	29,715
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	6,160	33,459
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	14,520	18,189
*	Hangzhou Iron & Steel Co., Class A	18,500	22,801
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,200	24,581
	Hangzhou Onechance Tech Corp., Class A	7,200	25,229
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	14,900	45,323
	Hangzhou Robam Appliances Co. Ltd., Class A	14,000	37,070
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	3,100	22,005
	Han's Laser Technology Industry Group Co. Ltd., Class A	8,000	29,932
	Hanwei Electronics Group Corp., Class A	9,600	57,469
	Harbin Electric Co. Ltd., Class H	158,000	150,622

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	16,900	$27,082
*	Harbin Pharmaceutical Group Co. Ltd., Class A	25,900	14,548
	HBIS Resources Co. Ltd., Class A	10,900	20,939
*Ω	HBM Holdings Ltd.	44,000	52,392
	Health & Happiness H&H International Holdings Ltd.	54,500	79,449
	Hefei Urban Construction Development Co. Ltd., Class A	3,000	2,866
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	13,800	24,973
	Helens International Holdings Co. Ltd.	52,000	8,432
	Henan Liliang Diamond Co. Ltd., Class A	6,400	26,228
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	34,606
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	31,464
*	Henan Yicheng New Energy Co. Ltd., Class A	13,900	8,418
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	27,063
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	27,123
	Hengan International Group Co. Ltd.	75,500	225,549
	Hengtong Logistics Co. Ltd., Class A	8,100	10,978
	Hengyi Petrochemical Co. Ltd., Class A	35,500	29,519
	Hexing Electrical Co. Ltd., Class A	4,200	15,594
	Hitevision Co. Ltd., Class A	7,600	26,158
*	Hongyuan Green Energy Co. Ltd., Class A	12,600	33,859
*	Hopson Development Holdings Ltd.	228,293	109,913
		Shares	Value»
CHINA — (Continued)
	Horizon Construction Development Ltd.	101,000	$14,703
	Huadian Heavy Industries Co. Ltd., Class A	10,800	9,651
	Huafu Fashion Co. Ltd., Class A	36,000	23,296
	Huaihe Energy Group Co. Ltd., Class A	68,100	33,319
*	Huapont Life Sciences Co. Ltd., Class A	24,200	14,710
Ω	Huatai Securities Co. Ltd., Class H	167,600	385,743
	Huaxin Cement Co. Ltd. (6655 HK), Class H	47,800	78,335
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	35,500	26,855
	Hubei Chutian Smart Communication Co. Ltd., Class A	20,700	12,271
	Hubei Yihua Chemical Industry Co. Ltd., Class A	11,300	21,298
	Hubei Zhenhua Chemical Co. Ltd., Class A	16,100	31,883
	Huishang Bank Corp. Ltd., Class H	135,800	57,019
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	53,300	34,581
	Hunan Gold Corp. Ltd., Class A	17,160	42,317
*Ω	Hygeia Healthcare Holdings Co. Ltd.	68,200	148,202
*	HyUnion Holding Co. Ltd., Class A	23,200	31,554
	IKD Co. Ltd., Class A	17,400	41,800
	Infore Environment Technology Group Co. Ltd., Class A	39,700	36,577
	Inmyshow Digital Technology Group Co. Ltd., Class A	30,000	21,174
	Inner Mongolia Berun Chemical Co. Ltd., Class A	32,500	26,017
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	7,900	22,090
	Inspur Digital Enterprise Technology Ltd.	56,000	74,258

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Intron Technology Holdings Ltd.	46,000	$8,604
*	iQIYI, Inc., ADR	38,927	71,626
	Jade Bird Fire Co. Ltd., Class A	19,920	28,810
	Jangho Group Co. Ltd., Class A	27,400	29,883
	Jason Furniture Hangzhou Co. Ltd., Class A	6,300	22,197
*Ω	JD Logistics, Inc.	266,400	461,676
	Jiang Su Suyan Jingshen Co. Ltd., Class A	17,200	25,044
	Jiangling Motors Corp. Ltd., Class A	9,400	27,580
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	31,400	25,741
	Jiangsu Azure Corp., Class A	17,900	35,796
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	56,000	27,688
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,600	15,917
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	28,900	36,959
*	Jiangsu General Science Technology Co. Ltd., Class A	27,500	17,738
	Jiangsu Guomao Reducer Co. Ltd., Class A	17,300	35,512
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,700	15,705
*	Jiangsu High Hope International Group Corp., Class A	56,400	23,257
	Jiangsu Huachang Chemical Co. Ltd., Class A	23,300	22,057
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	21,558
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,500	20,820
		Shares	Value»
CHINA — (Continued)
	Jiangsu Lihua Foods Group Co. Ltd.	7,900	$21,219
	Jiangsu Pacific Quartz Co. Ltd., Class A	6,800	33,004
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	15,369
	Jiangsu Shentong Valve Co. Ltd., Class A	12,800	24,190
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,900	27,409
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	35,860	26,590
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	36,400	25,201
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	34,600	21,526
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	90,600	37,742
	Jiangxi Bank Co. Ltd., Class H	71,500	6,280
	Jiangxi Ganyue Expressway Co. Ltd., Class A	32,800	23,081
	Jiangxi Guotai Group Co. Ltd., Class A	13,300	23,855
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	15,238
	Jihua Group Corp. Ltd., Class A	67,000	37,682
*	Jilin Chemical Fibre, Class A	39,400	22,107
*††	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	1,408
#††	Jinchuan Group International Resources Co. Ltd.	425,000	25,987
	Jingjin Equipment, Inc., Class A	7,900	17,130
*	Jinke Smart Services Group Co. Ltd., Class H	29,900	25,767

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JinkoSolar Holding Co. Ltd., ADR	8,667	$190,154
	Jinlei Technology Co. Ltd., Class A	10,000	29,531
	Jinmao Property Services Co. Ltd.	15,891	6,337
#Ω	Jinxin Fertility Group Ltd.	449,000	190,727
	Jinyu Bio-Technology Co. Ltd., Class A	23,800	28,339
	Jizhong Energy Resources Co. Ltd., Class A	31,400	26,031
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	19,800	34,887
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,100	23,653
*	Joy City Property Ltd.	738,000	34,785
	JS Corrugating Machinery Co. Ltd., Class A	15,100	24,137
*Ω	JS Global Lifestyle Co. Ltd.	189,500	42,468
	JSTI Group, Class A	22,800	30,385
*	Ju Teng International Holdings Ltd.	116,000	18,433
	Juewei Food Co. Ltd., Class A	8,600	18,125
	Jutal Offshore Oil Services Ltd.	94,000	7,770
*	JY Grandmark Holdings Ltd.	50,000	1,891
	Kailuan Energy Chemical Co. Ltd., Class A	9,400	7,884
	Kaishan Group Co. Ltd., Class A	16,700	31,469
	Kangji Medical Holdings Ltd.	59,000	63,284
*	KBC Corp. Ltd., Class A	4,419	16,235
	Keda Industrial Group Co. Ltd., Class A	10,800	15,926
	Keshun Waterproof Technologies Co. Ltd., Class A	33,700	24,743
	Kinetic Development Group Ltd.	442,000	72,737
	Kingboard Holdings Ltd.	115,000	411,945
	Kingboard Laminates Holdings Ltd.	110,500	141,876
		Shares	Value»
CHINA — (Continued)
	Kingfa Sci & Tech Co. Ltd., Class A	15,600	$27,317
*	Kingsoft Cloud Holdings Ltd.	64,000	62,456
	Kuangda Technology Group Co. Ltd., Class A	42,400	29,844
	Kunlun Energy Co. Ltd.	756,000	728,293
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	26,900	28,761
	Lao Feng Xiang Co. Ltd., Class A	5,000	32,683
	Laobaixing Pharmacy Chain JSC, Class A	9,100	24,666
	Launch Tech Co. Ltd., Class H	33,500	50,156
	Lee & Man Chemical Co. Ltd.	38,000	20,033
	Lee & Man Paper Manufacturing Ltd.	299,000	99,072
*Ω	Legend Holdings Corp., Class H	84,000	106,565
	Leo Group Co. Ltd., Class A	52,500	27,930
	Leoch International Technology Ltd.	116,000	28,581
	Li Ning Co. Ltd.	352,500	746,838
	Lianhe Chemical Technology Co. Ltd., Class A	24,900	35,735
	Liaoning Port Co. Ltd., Class H	284,000	29,632
	Lier Chemical Co. Ltd., Class A	13,600	24,127
#*	Lifetech Scientific Corp.	370,000	95,847
	Lingbao Gold Group Co. Ltd., Class H	46,000	59,368
	Livzon Pharmaceutical Group, Inc., Class H	6,400	30,635
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	8,100	20,183
#	LK Technology Holdings Ltd.	22,500	9,060
	Loncin Motor Co. Ltd., Class A	26,700	44,584
Ω	Longfor Group Holdings Ltd.	198,500	247,065
	Longhua Technology Group Luoyang Co. Ltd., Class A	28,700	35,125

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Longshine Technology Group Co. Ltd., Class A	8,900	$25,109
	Lucky Harvest Co. Ltd., Class A	8,580	48,692
	Luenmei Quantum Co. Ltd., Class A	29,100	24,263
	Luoniushan Co. Ltd., Class A	25,900	22,719
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,700	39,996
#*Ω	Luye Pharma Group Ltd.	231,000	126,395
*	Maanshan Iron & Steel Co. Ltd., Class H	68,000	18,862
	Maccura Biotechnology Co. Ltd., Class A	14,000	24,895
#Ω	Maoyan Entertainment	99,400	98,554
	Meilleure Health International Industry Group Ltd.	432,000	13,638
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	66,600	47,247
	Mesnac Co. Ltd., Class A	22,100	26,462
	Metallurgical Corp. of China Ltd., Class H	528,000	114,306
	M-Grass Ecology & Environment Group Co. Ltd., Class A	29,600	17,392
*Ω	Microport Cardioflow Medtech Corp.	112,000	19,880
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	1,600	11,896
*	Minmetals Development Co. Ltd., Class A	21,300	23,565
*	Minmetals Land Ltd.	340,000	17,693
	Minth Group Ltd.	142,000	468,747
	MLS Co. Ltd., Class A	24,900	29,190
*	MMG Ltd.	487,199	236,886
*Ω	Mobvista, Inc.	49,000	55,775
	Moon Environment Technology Co. Ltd., Class A	19,760	34,954
	Morimatsu International Holdings Co. Ltd.	56,000	64,714
		Shares	Value»
CHINA — (Continued)
	Nanhua Futures Co. Ltd., Class A	12,200	$38,583
	NanJi E-Commerce Co. Ltd., Class A	28,700	14,768
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	32,548
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	47,351
	Nanjing Pharmaceutical Co. Ltd., Class A	31,500	22,713
*	Nanjing Tanker Corp., Class A	66,500	26,307
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	33,700	34,918
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,900	30,882
	NetDragon Websoft Holdings Ltd.	13,500	18,646
	Neusoft Corp., Class A	20,400	27,798
	New China Life Insurance Co. Ltd., Class H	153,600	982,873
	Newland Digital Technology Co. Ltd., Class A	4,000	16,547
	Nexteer Automotive Group Ltd.	193,000	144,026
*	Nine Dragons Paper Holdings Ltd.	280,000	153,549
	Ningbo Boway Alloy Material Co. Ltd., Class A	8,400	20,735
	Ningbo Huaxiang Electronic Co. Ltd., Class A	10,600	29,434
	Ningbo Jintian Copper Group Co. Ltd., Class A	30,400	32,976
	Ningbo Joyson Electronic Corp., Class A	11,500	29,168
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,800	23,546
*	Ningbo Shanshan Co. Ltd., Class A	38,300	53,429
	Ningbo Xusheng Group Co. Ltd., Class A	12,600	23,204
	Ningbo Yunsheng Co. Ltd., Class A	10,700	17,632

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NKY Medical Holdings Ltd., Class A	13,700	$31,568
	Norinco International Cooperation Ltd., Class A	22,300	34,064
	North Chemical Industries Co. Ltd., Class A	15,200	35,700
	North China Pharmaceutical Co. Ltd., Class A	34,500	33,001
	North Huajin Chemical Industries Co. Ltd., Class A	38,800	28,195
	Northeast Pharmaceutical Group Co. Ltd., Class A	35,500	30,776
	Northeast Securities Co. Ltd., Class A	28,400	32,434
*	Nuode New Materials Co. Ltd., Class A	10,200	8,859
	Offshore Oil Engineering Co. Ltd., Class A	33,800	25,890
	Onewo, Inc., Class H	31,900	91,074
	Opple Lighting Co. Ltd., Class A	7,800	20,028
	ORG Technology Co. Ltd., Class A	58,200	43,543
	Orient International Enterprise Ltd., Class A	9,500	9,773
Ω	Orient Securities Co. Ltd., Class H	164,400	158,049
*	Oriental Energy Co. Ltd., Class A	17,600	25,098
*	PCI Technology Group Co. Ltd., Class A	40,700	32,322
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	164,500	0
	PharmaBlock Sciences Nanjing, Inc., Class A	5,300	36,167
	PhiChem Corp., Class A	13,700	37,330
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	21,000	23,112
*	Polaris Bay Group Co. Ltd., Class A	19,700	19,936
	Poly Property Group Co. Ltd.	201,637	39,751
		Shares	Value»
CHINA — (Continued)
	Poly Property Services Co. Ltd., Class H	16,000	$71,015
*	Porton Pharma Solutions Ltd., Class A	6,900	22,677
	Prinx Chengshan Holdings Ltd.	20,000	19,873
	Pylon Technologies Co. Ltd., Class A	3,881	23,062
	Q Technology Group Co. Ltd.	123,000	185,397
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	35,289
	Qingdao East Steel Tower Stock Co. Ltd., Class A	38,100	51,826
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	16,817
	Qingdao Gon Technology Co. Ltd., Class A	3,600	17,996
Ω	Qingdao Port International Co. Ltd., Class H	87,000	72,328
	Qingdao Rural Commercial Bank Corp., Class A	127,700	62,070
	Qingdao Sentury Tire Co. Ltd., Class A	8,600	22,861
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	13,100	17,944
	Qinhuangdao Port Co. Ltd., Class H	74,500	20,882
	Rainbow Digital Commercial Co. Ltd., Class A	38,250	30,041
*Ω	Red Star Macalline Group Corp. Ltd., Class H	122,000	24,356
*Ω	Redco Properties Group Ltd.	156,000	2,108
	Renhe Pharmacy Co. Ltd., Class A	26,500	21,639
	Rianlon Corp., Class A	6,700	29,284
*	Risen Energy Co. Ltd., Class A	14,900	20,954

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Riyue Heavy Industry Co. Ltd., Class A	12,300	$20,673
	Rizhao Port Co. Ltd., Class A	56,400	25,068
*	RongFa Nuclear Equipment Co. Ltd., Class A	49,300	53,110
	Runjian Co. Ltd., Class A	3,100	18,815
	Sanjiang Shopping Club Co. Ltd., Class A	12,600	19,821
	Sanquan Food Co. Ltd., Class A	7,110	10,905
*	Sansteel Minguang Co. Ltd. Fujian, Class A	54,900	37,690
	Sansure Biotech, Inc., Class A	9,291	28,381
	Sany Heavy Equipment International Holdings Co. Ltd.	209,000	196,019
*	Seazen Group Ltd.	568,000	181,059
*	Seazen Holdings Co. Ltd., Class A	16,700	33,819
	S-Enjoy Service Group Co. Ltd.	63,000	22,471
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	44,500	24,035
*	Shaanxi Heimao Coking Co. Ltd., Class A	58,400	29,244
	Shandong Bohui Paper Industrial Co. Ltd., Class A	30,100	20,398
	Shandong Dongyue Silicone Material Co. Ltd., Class A	23,500	31,803
*	Shandong Haihua Co. Ltd., Class A	23,600	19,447
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	14,900	12,102
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	46,100	22,401
	Shandong Humon Smelting Co. Ltd., Class A	11,000	17,732
		Shares	Value»
CHINA — (Continued)
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	10,900	$28,146
	Shandong Jinjing Science & Technology Co. Ltd., Class A	31,900	22,482
	Shandong Lukang Pharma, Class A	17,900	26,089
	Shandong Pharmaceutical Glass Co. Ltd., Class A	6,300	19,877
	Shandong Publishing & Media Co. Ltd., Class A	16,300	20,390
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	2,000	17,603
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	284,000	249,752
	Shandong WIT Dyne Health Co. Ltd., Class A	6,000	27,538
	Shandong Xiantan Co. Ltd., Class A	11,300	9,591
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	32,952
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	10,300	12,677
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	15,500	15,497
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	10,800	20,968
	Shanghai Bailian Group Co. Ltd., Class A	25,800	35,229
	Shanghai Bright Meat Group Co. Ltd., Class A	27,000	28,511
	Shanghai Datun Energy Resources Co. Ltd., Class A	13,300	22,095
	Shanghai Environment Group Co. Ltd., Class A	21,400	23,925

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	11,500	$28,065
	Shanghai Gench Education Group Ltd.	16,500	6,041
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,400	22,896
	Shanghai Huayi Group Co. Ltd., Class A	22,900	26,401
	Shanghai Industrial Holdings Ltd.	81,000	151,000
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	24,600	23,197
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	60,912
*	Shanghai Milkground Food Tech Co. Ltd., Class A	8,700	32,183
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	135,800	216,582
	Shanghai Pret Composites Co. Ltd., Class A	17,300	28,790
	Shanghai QiFan Cable Co. Ltd., Class A	9,600	20,663
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	26,760
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	19,257
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,400	25,110
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	48,677
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	11,000	17,049
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	45,100	28,579
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhonggu Logistics Co. Ltd., Class A	26,300	$36,098
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	13,347
	Shantui Construction Machinery Co. Ltd., Class A	17,600	24,342
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,000	26,316
	Shanxi Coal International Energy Group Co. Ltd., Class A	14,800	19,711
	Shanxi Coking Co. Ltd., Class A	36,800	19,929
	Shanxi Hi-speed Group Co. Ltd., Class A	32,600	22,274
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	23,739
*	Shanxi Meijin Energy Co. Ltd., Class A	37,100	23,488
	Shanxi Securities Co. Ltd., Class A	33,600	28,678
*Ω	Shengjing Bank Co. Ltd., Class H	95,000	14,423
	Shenma Industry Co. Ltd., Class A	26,406	32,508
	Shenzhen Agricultural Power Group Co. Ltd., Class A	12,300	11,100
	Shenzhen Airport Co. Ltd., Class A	36,800	36,044
	Shenzhen Aisidi Co. Ltd., Class A	14,000	24,348
	Shenzhen Center Power Tech Co. Ltd., Class A	10,500	23,638
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	19,756
	Shenzhen Colibri Technologies Co. Ltd., Class A	11,800	27,365
	Shenzhen Das Intellitech Co. Ltd., Class A	65,900	30,358
	Shenzhen Desay Battery Technology Co., Class A	5,980	18,875
*	Shenzhen Dynanonic Co. Ltd., Class A	5,800	26,529

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	$26,074
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	18,500	18,551
	Shenzhen Gas Corp. Ltd., Class A	31,800	28,469
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	28,448
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,500	19,191
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,200	58,965
	Shenzhen International Holdings Ltd.	306,021	306,005
*	Shenzhen Investment Ltd.	186,000	21,264
	Shenzhen Invt Electric Co. Ltd., Class A	20,200	22,827
	Shenzhen Jinjia Group Co. Ltd., Class A	40,200	22,150
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	19,037
	Shenzhen Kedali Industry Co. Ltd., Class A	2,100	31,839
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	9,100	19,802
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	75,423
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	19,626
	Shenzhen Leaguer Co. Ltd., Class A	19,200	21,638
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	26,775
	Shenzhen MTC Co. Ltd., Class A	47,100	29,389
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	69,600	26,595
		Shares	Value»
CHINA — (Continued)
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	67,000	$26,238
	Shenzhen Noposin Crop Science Co. Ltd., Class A	11,900	18,676
	Shenzhen Pagoda Industrial Group Corp. Ltd.	104,000	21,866
	Shenzhen SC New Energy Technology Corp., Class A	4,900	37,475
	Shenzhen Senior Technology Material Co. Ltd., Class A	20,700	33,363
	Shenzhen Tagen Group Co. Ltd., Class A	43,000	21,182
	Shenzhen Topband Co. Ltd., Class A	16,700	32,067
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	55,836
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	21,708
*	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	12,592
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	38,921
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	16,300	52,486
	Shinva Medical Instrument Co. Ltd., Class A	13,920	32,108
††	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	254
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	38,900	30,177
	Shui On Land Ltd.	685,000	66,925
*	Sichuan Chengfei Integration Technology Corp., Class A	7,000	33,520
	Sichuan EM Technology Co. Ltd., Class A	18,700	45,436

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Haite High-tech Co. Ltd., Class A	9,300	$14,194
	Sichuan Hebang Biotechnology Co. Ltd., Class A	93,900	24,384
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	13,455
	Sichuan Yahua Industrial Group Co. Ltd., Class A	16,200	31,300
	Sihuan Pharmaceutical Holdings Group Ltd.	885,000	146,410
	SIIC Environment Holdings Ltd. (807 HK)	64,000	8,948
	SIIC Environment Holdings Ltd. (SIIC SP)	349,300	45,016
Ω	Simcere Pharmaceutical Group Ltd.	55,000	92,228
*	Sinochem International Corp., Class A	36,300	20,463
	Sinofert Holdings Ltd.	518,000	93,548
	Sinoma Science & Technology Co. Ltd., Class A	10,200	39,895
	Sinomach Automobile Co. Ltd., Class A	21,100	18,640
	Sinomach Precision Industry Group Co. Ltd., Class A	7,100	19,076
	Sinopec Engineering Group Co. Ltd., Class H	269,000	208,868
*	Sinopec Oilfield Equipment Corp., Class A	28,700	27,480
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	358,000	63,297
	Sinopharm Group Co. Ltd., Class H	186,000	447,075
	Sino-Platinum Metals Co. Ltd., Class A	10,790	22,625
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	22,024
	Sinosteel New Materials Co. Ltd., Class A	20,200	27,335
		Shares	Value»
CHINA — (Continued)
	Sinotrans Ltd., Class H	409,000	$226,816
	Sinotruk Jinan Truck Co. Ltd., Class A	19,900	50,537
Ω	Smoore International Holdings Ltd.	29,000	78,196
	Snowsky Salt Industry Group Co. Ltd., Class A	29,900	21,422
	Sobute New Materials Co. Ltd., Class A	6,400	10,158
*	SPIC Yuanda Environmental-Protection Co. Ltd., Class A	13,000	21,644
	SSY Group Ltd.	88,000	34,926
	Stanley Agricultural Group Co. Ltd., Class A	24,600	30,128
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	29,900	33,616
	STO Express Co. Ltd., Class A	17,500	37,041
	Sumec Corp. Ltd., Class A	11,800	17,198
	Sun Art Retail Group Ltd.	397,500	104,774
	Sun King Technology Group Ltd.	130,000	24,967
	Sunflower Pharmaceutical Group Co. Ltd., Class A	10,100	23,058
	Suning Universal Co. Ltd., Class A	98,300	29,751
*	Sunstone Development Co. Ltd., Class A	10,700	33,762
	Suntak Technology Co. Ltd., Class A	16,600	30,528
	Sunward Intelligent Equipment Co. Ltd., Class A	27,200	50,028
	Sunwoda Electronic Co. Ltd., Class A	11,500	34,298
	Suofeiya Home Collection Co. Ltd., Class A	10,900	20,672
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	21,123
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	5,900	47,582

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	28,600	$21,616
	Symphony Holdings Ltd.	280,000	37,087
*	Tangrenshen Group Co. Ltd., Class A	26,800	18,000
	Tangshan Jidong Cement Co. Ltd., Class A	38,400	25,922
	TangShan Port Group Co. Ltd., Class A	58,200	32,752
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	19,390
	Tayho Advanced Materials Group Co. Ltd., Class A	24,900	36,728
	TCL Electronics Holdings Ltd.	176,000	227,939
	TDG Holdings Co. Ltd., Class A	25,500	28,492
	Three's Co. Media Group Co. Ltd., Class A	6,200	28,206
	Tian An China Investment Co. Ltd.	115,000	66,730
	Tian Di Science & Technology Co. Ltd., Class A	50,500	43,252
*††	Tian Shan Development Holding Ltd.	62,000	0
	Tiande Chemical Holdings Ltd.	56,000	8,567
	Tiangong International Co. Ltd.	254,000	65,330
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	66,000	31,768
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	75,500	44,855
	Tianjin Port Co. Ltd., Class A	34,400	22,065
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,400	24,568
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	33,800	20,524
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	32,500	27,561
		Shares	Value»
CHINA — (Continued)
*	Tianma Microelectronics Co. Ltd., Class A	33,800	$43,329
*	Tianqi Lithium Corp., Class H	25,400	114,181
	Tianrun Industry Technology Co. Ltd., Class A	30,100	25,782
	Tianshan Aluminum Group Co. Ltd., Class A	25,900	32,744
	Titan Wind Energy Suzhou Co. Ltd., Class A	20,900	18,859
	Tofflon Science & Technology Group Co. Ltd., Class A	15,300	32,492
	Toly Bread Co. Ltd., Class A	25,900	19,729
	Tomson Group Ltd.	66,900	27,356
	Tong Ren Tang Technologies Co. Ltd., Class H	110,000	73,768
	Tongcheng Travel Holdings Ltd.	25,600	64,144
	Tongguan Gold Group Ltd.	82,000	18,851
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	24,645
	Topsec Technologies Group, Inc., Class A	35,600	39,679
Ω	Topsports International Holdings Ltd.	326,000	131,524
	TravelSky Technology Ltd., Class H	131,000	208,274
*	Triumph New Energy Co. Ltd., Class H	22,000	13,059
	Truly International Holdings Ltd.	408,000	61,169
	TSP Wind Power Group Co. Ltd.	12,900	12,875
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	82,400	802
	Unilumin Group Co. Ltd., Class A	32,500	31,996
	Uni-President China Holdings Ltd.	33,000	41,691
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	16,000	35,237
††	Untrade.China Dili	516,800	8,150

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Valiant Co. Ltd., Class A	18,300	$32,128
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	8,300	20,950
	Vatti Corp. Ltd., Class A	9,200	8,179
	Vipshop Holdings Ltd., ADR	49,285	743,711
*	Visionox Technology, Inc., Class A	27,100	35,380
*Ω	Viva Biotech Holdings	265,500	56,157
#*	Vnet Group, Inc., ADR	13,987	116,232
	Wangneng Environment Co. Ltd., Class A	8,300	19,424
	Wanxiang Qianchao Co. Ltd., Class A	44,640	46,736
	Wasion Holdings Ltd.	98,000	106,463
	Wasu Media Holding Co. Ltd., Class A	36,300	41,472
	Weichai Power Co. Ltd., Class H	259,000	549,045
	Weifu High-Technology Group Co. Ltd., Class A	9,600	25,691
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	13,600	20,263
	Wellhope Foods Co. Ltd., Class A	18,100	21,456
	Wencan Group Co. Ltd., Class A	6,200	17,834
	West China Cement Ltd.	528,000	134,673
	Windey Energy Technology Group Co. Ltd., Class A	11,000	19,330
	Wuchan Zhongda Group Co. Ltd., Class A	36,423	27,262
*	Wuhan P&S Information Technology Co. Ltd., Class A	29,800	39,915
	Wuhu Token Science Co. Ltd., Class A	27,900	23,329
	Wushang Group Co. Ltd., Class A	20,400	26,566
*Ω	Wuxi Biologics Cayman, Inc.	14,000	56,924
		Shares	Value»
CHINA — (Continued)
	Wuxi Boton Technology Co. Ltd., Class A	10,500	$35,245
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	17,800	34,879
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	32,484
	Wuxi Rural Commercial Bank Co. Ltd., Class A	30,400	25,424
	Wuxi Taiji Industry Ltd. Co., Class A	21,300	19,453
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	91,500	9,060
	Xiamen Bank Co. Ltd., Class A	57,200	54,455
	Xiamen C & D, Inc., Class A	15,100	21,279
	Xiamen Changelight Co. Ltd., Class A	14,500	23,687
	Xiamen ITG Group Corp. Ltd., Class A	19,700	17,230
	Xiamen Kingdomway Group Co., Class A	8,500	23,326
	Xiamen Tungsten Co. Ltd., Class A	6,600	21,265
	Xiamen Xiangyu Co. Ltd., Class A	31,700	31,400
	Xiandai Investment Co. Ltd., Class A	19,900	11,868
	Xianhe Co. Ltd., Class A	7,900	23,346
	Xilinmen Furniture Co. Ltd., Class A	7,900	17,187
	Xinfengming Group Co. Ltd., Class A	25,400	43,489
	Xingfa Aluminium Holdings Ltd.	46,000	49,797
	Xinjiang Communications Construction Group Co. Ltd., Class A	13,200	21,917
	Xinjiang Joinworld Co. Ltd., Class A	10,900	10,688
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	41,700	23,384
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	23,700	27,794

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	$22,881
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	41,121
	Xinyi Energy Holdings Ltd.	744,010	117,763
	Xinyi Solar Holdings Ltd.	748,000	289,569
	Xinyu Iron & Steel Co. Ltd., Class A	80,000	48,224
*	Xinzhi Group Co. Ltd., Class A	12,200	36,326
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,900	26,040
	Xtep International Holdings Ltd.	275,817	197,474
	Yangling Metron New Material, Inc., Class A	8,680	17,269
*	Yangmei Chemical Co. Ltd., Class A	30,500	10,390
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	19,500	66,748
#	Yankuang Energy Group Co. Ltd., Class H	390,400	445,108
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,300	18,775
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	9,300	20,450
#*	Yeahka Ltd.	31,200	55,669
	Yechiu Metal Recycling China Ltd., Class A	67,200	24,343
	Yeebo International Holdings Ltd.	102,000	28,617
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	164,134
	Yifan Pharmaceutical Co. Ltd., Class A	13,300	27,143
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,000	24,965
	Yonfer Agricultural Technology Co. Ltd., Class A	13,200	26,066
		Shares	Value»
CHINA — (Continued)
	Yongjin Technology Group Co. Ltd.	9,000	$22,243
	YongXing Special Materials Technology Co. Ltd., Class A	5,500	26,737
	Yotrio Group Co. Ltd., Class A	60,200	31,334
*	Youcare Pharmaceutical Group Co. Ltd., Class A	9,628	41,767
	Youngy Co. Ltd., Class A	6,000	28,718
	Youzu Interactive Co. Ltd., Class A	19,500	39,989
	Yuexiu Property Co. Ltd.	242,000	142,308
	Yueyang Forest & Paper Co. Ltd., Class A	45,200	29,836
	YUNDA Holding Group Co. Ltd., Class A	31,300	33,016
	Yunnan Energy Investment Co. Ltd., Class A	7,600	11,221
	Yunnan Tin Co. Ltd., Class A	12,900	31,880
	Yusys Technologies Co. Ltd., Class A	14,600	54,012
	ZBOM Home Collection Co. Ltd., Class A	11,500	15,851
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	16,600	25,216
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	20,445
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,300	18,918
	Zhejiang Crystal-Optech Co. Ltd., Class A	7,400	21,386
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	19,300	37,097
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	14,100	22,318

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	$16,926
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	15,800	21,496
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	16,200	25,130
Zhejiang Hailiang Co. Ltd., Class A	37,200	56,552
Zhejiang HangKe Technology, Inc. Co., Class A	5,930	16,431
Zhejiang Hangmin Co. Ltd., Class A	13,800	13,630
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	11,500	18,193
Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	24,088
Zhejiang Huangma Technology Co. Ltd., Class A	13,600	24,200
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	33,414
Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,600	50,150
Zhejiang Jingu Co. Ltd., Class A	17,100	31,197
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	35,276
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,500	27,596
Zhejiang Longsheng Group Co. Ltd., Class A	24,500	36,015
Zhejiang Medicine Co. Ltd., Class A	10,500	23,219
Zhejiang Narada Power Source Co. Ltd., Class A	19,200	38,877
Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	19,414
		Shares	Value»
CHINA — (Continued)
	Zhejiang Runtu Co. Ltd., Class A	22,300	$23,572
	Zhejiang Semir Garment Co. Ltd., Class A	32,200	23,766
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	27,080	21,253
	Zhejiang Southeast Space Frame Co. Ltd., Class A	16,800	10,143
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	28,400	30,461
	Zhejiang Taihua New Material Group Co. Ltd., Class A	9,200	12,331
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,500	20,022
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	51,122
	Zhejiang Wanliyang Co. Ltd., Class A	23,600	24,622
	Zhejiang Wanma Co. Ltd., Class A	20,500	40,588
	Zhejiang Wansheng Co. Ltd., Class A	7,900	11,020
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	17,413
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	18,518
	Zhejiang Yasha Decoration Co. Ltd., Class A	30,000	16,410
	Zhende Medical Co. Ltd., Class A	2,900	8,910
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	43,800	30,593
	Zhewen Interactive Group Co. Ltd., Class A	17,700	21,044
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	139,000	355,717
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	8,700	23,623

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	28,500	$25,920
	Zhongsheng Group Holdings Ltd.	159,500	268,297
	Zhongtong Bus Holding Co. Ltd., Class A	14,200	21,545
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	6,821
Ω	Zhou Hei Ya International Holdings Co. Ltd.	213,500	74,859
	Zhuhai Huafa Properties Co. Ltd., Class A	46,300	30,781
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	45,800	185,782
	Zhuzhou Kibing Group Co. Ltd., Class A	51,400	44,393
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	26,900	18,817
Ω	ZJLD Group, Inc.	57,400	48,947
	ZMJ Group Co. Ltd., Class H	53,400	101,668
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	210,550
	ZTO Express Cayman, Inc. (2057 HK)	45,950	895,778
TOTAL CHINA			62,162,276
COLOMBIA — (0.0%)
*	Corp. Financiera Colombiana SA	40,546	169,905
DENMARK — (2.0%)
	Alm Brand AS	271,061	747,669
*	Bavarian Nordic AS	15,364	556,117
	Columbus AS	23,788	36,076
	D/S Norden AS	8,097	281,588
*	Dfds AS	4,732	84,954
	FLSmidth & Co. AS	17,023	1,001,401
	Foroya Banki P	1,321	38,186
#*	GN Store Nord AS	18,073	258,905
	GronlandsBANKEN AS	210	27,419
	H Lundbeck AS (HLUNA DC), Class A	9,961	44,563
	H Lundbeck AS (HLUNB DC)	75,924	395,546
		Shares	Value»
DENMARK — (Continued)
*	H&H International AS, Class B	5,056	$80,615
	ISS AS	44,132	1,268,633
	Jyske Bank AS	17,037	1,710,384
	Matas AS	11,962	245,366
*	Nilfisk Holding AS	3,486	49,623
*	NKT AS	18,419	1,620,370
	Per Aarsleff Holding AS	6,619	712,847
	Ringkjoebing Landbobank AS	7,047	1,553,631
	Rockwool AS, Class A	14,160	623,346
	Rockwool AS, Class B	26,200	1,148,100
	Royal Unibrew AS	46	3,441
Ω	Scandinavian Tobacco Group AS	17,267	225,986
	Schouw & Co. AS	4,385	413,000
	Solar AS, Class B	556	23,991
	SP Group AS	2,842	116,182
	Sparekassen Sjaelland-Fyn AS	4,899	249,205
	Sydbank AS	19,199	1,422,400
	TORM PLC, Class A	9,843	181,433
*	Trifork Group AG	781	11,196
	Tryg AS	7,888	190,274
	Vestjysk Bank AS	80,172	58,344
TOTAL DENMARK			15,380,791
FINLAND — (1.7%)
	Aktia Bank OYJ	11,821	136,093
	Alandsbanken Abp, Class B	2,284	101,589
	Anora Group OYJ	7,486	27,255
	Apetit OYJ	1,113	18,109
	Atria OYJ	3,506	53,414
	Bittium OYJ	5,009	59,483
	Digia OYJ	4,078	34,126
	Fiskars OYJ Abp	10,410	170,657
	Fortum OYJ	89,128	1,635,118
*	Glaston OYJ Abp	4,426	6,311
	Hiab OYJ	9,901	675,687
	Huhtamaki OYJ	25,055	862,378
	Kalmar OYJ, Class B	10,303	464,954
	Kemira OYJ	28,847	613,904
	Kesko OYJ (KESKOA FH), Class A	770	16,761
	Kesko OYJ (KESKOB FH), Class B	7,458	162,207
	Konecranes OYJ	13,010	1,084,150
	Lassila & Tikanoja OYJ	2,081	22,437
*	Lindex Group OYJ	15,071	48,794
	Mandatum OYJ	91,786	622,595
#	Metsa Board OYJ (METSA FH), Class A	2,149	13,765

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Metsa Board OYJ (METSB FH), Class B	15,747	$57,932
	Neste OYJ	2,556	40,340
	NoHo Partners OYJ	1,625	17,011
	Nokian Renkaat OYJ	21,021	188,721
	Olvi OYJ, Class A	1,250	47,601
	Oma Saastopankki OYJ	1,150	11,933
	Oriola OYJ (OKDBV FH), Class B	11,313	14,109
	Outokumpu OYJ	82,658	311,018
	Pihlajalinna OYJ	6,174	114,957
	Ponsse OYJ	730	26,586
	Raisio OYJ, Class V	23,694	67,772
	Sanoma OYJ	19,907	230,204
	Scanfil OYJ	3,530	45,163
*	SRV Group OYJ	786	4,774
	Stora Enso OYJ, Class R	83,526	859,439
	Teleste OYJ	3,463	12,613
Ω	Terveystalo OYJ	22,008	269,611
	TietoEVRY OYJ	11,880	204,501
	Tokmanni Group Corp.	725	7,099
	UPM-Kymmene OYJ	79,119	2,050,587
#	Valmet OYJ	34,864	1,257,956
	Wartsila OYJ Abp	11,335	313,179
*	YIT OYJ	27,688	95,928
TOTAL FINLAND			13,078,821
FRANCE — (3.5%)
*	74Software SA	2,602	110,828
	ABC arbitrage	953	6,780
	Accor SA	4,281	216,978
*	Alstom SA	81,487	1,911,385
	Alten SA	4,632	376,467
Ω	Amundi SA	10,773	796,130
	Arkema SA	12,790	869,737
	Assystem SA	360	19,890
	Aubay	1,145	65,542
Ω	Ayvens SA	28,527	306,537
	Beneteau SACA	6,175	57,326
	Boiron SA	1,406	33,566
	Bonduelle SCA	2,599	23,704
	Bouygues SA	43,820	1,804,355
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	34,232
*	Canal & SA	175,700	559,212
	Carrefour SA	100,055	1,433,889
	Carrefour SA, BDR	8,231	123,419
	CBo Territoria	11,180	46,700
	Cie des Alpes	6,017	157,930
*	Clariane SE	6,132	31,792
	Coface SA	31,317	582,267
	Derichebourg SA	27,304	179,548
		Shares	Value»
FRANCE — (Continued)
	Eiffage SA	17,229	$2,312,742
*Ω	Elior Group SA	26,887	79,845
	Elis SA	49,928	1,376,518
#	Eramet SA	694	38,377
	Esso SA Francaise	757	83,253
	Etablissements Maurel et Prom SA	19,827	121,763
	Exel Industries SA, Class A	396	18,048
	Fnac Darty SA (FNAC FP)	2,442	82,666
*	Forvia SE (FRVIA FP)	8,314	105,698
#*	Genfit SA	2,917	11,556
	GL Events SACA	2,198	75,797
	Groupe Crit SA	1,048	74,608
	Groupe SFPI	8,334	22,512
#*	Guerbet	1,473	35,197
	Imerys SA	5,123	126,120
	IPSOS SA	10,696	480,275
	Jacquet Metals SACA	2,639	67,669
	JCDecaux SE	7,476	122,910
	Laurent-Perrier	749	80,991
	LISI SA	3,548	191,769
	LNA Sante SA	1,202	39,080
	Louis Hachette Group	28,465	53,039
	Manitou BF SA	2,169	47,851
	Mersen SA	4,415	120,908
	Metropole Television SA	6,128	89,514
#*	Nexity SA	9,935	129,455
	NRJ Group	5,008	41,579
	Opmobility	8,759	134,116
	Quadient SA	4,315	79,319
	Remy Cointreau SA	4,004	237,712
	Renault SA	51,931	1,921,487
	Rexel SA	53,173	1,607,124
	Samse SACA	262	44,680
	Savencia SA	1,752	129,918
	SCOR SE	26,497	863,194
	SEB SA	5,149	376,120
	SES SA	68,341	469,960
*Ω	SMCP SA	4,654	26,830
	Societe BIC SA	4,616	280,667
	Societe LDC SADIR	1,650	174,214
*	SOITEC	979	42,405
	Sopra Steria Group	2,889	622,484
	Stef SA	1,010	152,398
	Synergie SE	2,390	93,776
	Technip Energies NV	25,377	1,095,813
	Teleperformance SE	6,515	635,155
	Television Francaise 1 SA	11,443	109,412
	Thermador Groupe	289	26,975
	Trigano SA	2,049	349,426
*	Ubisoft Entertainment SA	2,364	24,932
	Valeo SE	29,256	318,290
	Vallourec SACA	42,188	788,448

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vetoquinol SA	520	$45,734
	Vicat SACA	5,082	329,129
	VIEL & Cie SA	3,477	62,259
*	Viridien	1,415	94,106
	Vivendi SE	175,700	666,044
#*	Voltalia SA	8,487	71,753
	Vranken-Pommery Monopole SA	1,043	15,035
*Ω	X-Fab Silicon Foundries SE	4,159	30,256
TOTAL FRANCE			27,697,125
GERMANY — (3.9%)
	1&1 AG	10,207	214,576
	7C Solarparken AG	11,382	23,845
	Adtran Networks SE	551	13,016
	All for One Group SE	212	11,827
	Amadeus Fire AG	296	22,599
Ω	Aumann AG	1,586	21,579
	Aurubis AG	9,174	915,057
	Bechtle AG	12,277	532,869
Ω	Befesa SA	4,810	144,232
	Bijou Brigitte AG	952	41,718
	Bilfinger SE	9,612	1,034,110
	Borussia Dortmund GmbH & Co. KGaA	16,120	67,180
	Brenntag SE	14,213	881,762
	CANCOM SE (COK GR)	4,175	122,306
	Carl Zeiss Meditec AG	2,881	158,864
*	Ceconomy AG	19,048	96,244
	Cewe Stiftung & Co. KGaA	895	102,496
	Commerzbank AG	30,295	1,104,732
	Continental AG	21,040	1,797,038
*	Covestro AG	52,882	3,583,872
	Deutz AG	33,116	290,409
	Draegerwerk AG & Co. KGaA	638	42,925
	Duerr AG	4,267	109,673
Ω	DWS Group GmbH & Co. KGaA	10,302	616,925
	EDAG Engineering Group AG	1,985	14,279
	Elmos Semiconductor SE	1,514	151,111
	ElringKlinger AG	5,891	29,197
	Evonik Industries AG	57,398	1,139,813
	flatexDEGIRO AG	19,433	587,328
	FORTEC Elektronik AG	585	9,999
*	Fraport AG Frankfurt Airport Services Worldwide	8,850	658,581
	Freenet AG	29,909	970,034
		Shares	Value»
GERMANY — (Continued)
	Fresenius Medical Care AG (FME GR)	47,923	$2,430,722
	FUCHS SE	1,941	68,268
	Gerresheimer AG	7,245	357,207
	Gesco SE	2,252	46,426
	GFT Technologies SE	2,002	41,474
	H&R GmbH & Co. KGaA	4,152	23,654
*	Heidelberger Druckmaschinen AG	23,114	59,799
*	HelloFresh SE	22,167	233,256
	Hornbach Holding AG & Co. KGaA	2,266	266,445
	HUGO BOSS AG	6,904	321,540
	Indus Holding AG	2,509	67,782
Ω	Instone Real Estate Group SE	17,183	183,019
	Jenoptik AG	4,861	103,015
Ω	JOST Werke SE	2,494	146,815
	K&S AG	37,031	560,196
	KION Group AG	16,902	1,039,048
	Kloeckner & Co. SE	7,966	58,089
*	Koenig & Bauer AG	2,637	42,678
	Kontron AG	8,109	261,597
	Krones AG	3,273	484,652
	KSB SE & Co. KGaA	62	69,029
	KWS Saat SE & Co. KGaA	2,335	166,308
	Lanxess AG	19,546	536,771
*	LPKF Laser & Electronics SE	3,178	28,677
	Mediclin AG	5,270	18,935
*	Medios AG	226	3,309
	MLP SE	21,361	205,824
	Mutares SE & Co. KGaA	2,865	98,702
	Norma Group SE	4,441	79,049
	Pfeiffer Vacuum Technology AG	218	38,682
	ProCredit Holding AG	2,170	22,508
	ProSiebenSat.1 Media SE	25,777	234,959
	Puma SE (PUM GR)	15,283	323,059
#*	PVA TePla AG	2,714	65,615
*	q.beyond AG	32,252	34,768
	Qiagen NV	23,881	1,178,289
	RTL Group SA	5,153	203,116
	SAF-Holland SE	5,757	103,851
	Salzgitter AG	617	15,998
	Schaeffler AG	27,583	159,473
*	SGL Carbon SE	2,900	11,356
*	Siemens Energy AG	11,044	1,278,660
	Sixt SE	1,931	200,228
	Suedzucker AG	11,249	128,819
	Surteco Group SE	1,940	32,305
	SUSS MicroTec SE	1,410	51,112
	Takkt AG	4,870	29,895

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Technotrans SE	1,385	$38,523
	thyssenkrupp AG	83,319	964,430
*	TUI AG	45,956	414,617
	United Internet AG	13,184	377,893
	Vossloh AG	2,379	233,327
	Wacker Chemie AG	2,083	155,040
	Wacker Neuson SE	10,588	276,980
	Wuestenrot & Wuerttembergische AG	6,054	96,886
TOTAL GERMANY			30,182,871
GREECE — (0.1%)
	Aegean Airlines SA	775	11,144
	Alpha Bank SA	31,801	119,035
	Autohellas Tourist & Trading SA	819	9,940
	Bank of Greece	3,495	60,138
	Ellaktor SA	3,816	5,773
	ElvalHalcor SA	7,892	22,608
	GEK Terna SA	2,732	67,431
	Helleniq Energy Holdings SA	9,333	81,935
	Jumbo SA	666	22,464
*	LAMDA Development SA	7,221	54,826
	Motor Oil Hellas Corinth Refineries SA	6,837	195,863
	Piraeus Financial Holdings SA	6,261	48,143
	Piraeus Port Authority SA	428	23,493
	Sarantis SA	2,655	40,582
	Thrace Plastics Holding & Co.	2,463	11,088
	Titan SA (TITC GA)	5,589	230,405
TOTAL GREECE			1,004,868
HONG KONG — (1.0%)
	Bank of East Asia Ltd.	172,424	266,514
	Build King Holdings Ltd.	120,000	19,349
	Cathay Pacific Airways Ltd.	143,000	212,543
	Cheuk Nang Holdings Ltd.	37,997	7,186
	Chevalier International Holdings Ltd.	20,000	10,233
*	China Energy Development Holdings Ltd.	2,198,000	14,302
	Chow Sang Sang Holdings International Ltd.	60,000	63,377
		Shares	Value»
HONG KONG — (Continued)
	CITIC Telecom International Holdings Ltd.	397,000	$128,710
Ω	Crystal International Group Ltd.	78,500	56,400
	CTF Services Ltd.	123,000	120,584
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	85,600	100,072
	Dah Sing Financial Holdings Ltd.	41,200	152,842
	Dream International Ltd.	32,000	55,501
††	EcoGreen International Group Ltd.	84,000	3,813
	Emperor International Holdings Ltd.	160,000	3,837
	Emperor Watch & Jewellery Ltd.	790,000	40,700
	First Pacific Co. Ltd.	560,000	440,622
#*Ω	FIT Hon Teng Ltd.	386,000	129,930
*Ω	Frontage Holdings Corp.	64,000	11,931
	Giordano International Ltd.	58,000	10,999
	Guotai Junan International Holdings Ltd.	796,000	648,805
	Hang Lung Group Ltd.	137,000	247,509
	Hang Lung Properties Ltd.	303,968	313,044
*	Hanison Construction Holdings Ltd.	105,877	3,343
	Harbour Centre Development Ltd.	17,000	9,654
*	HKR International Ltd.	251,040	29,805
	Hon Kwok Land Investment Co. Ltd.	54,000	7,208
	Hong Kong Technology Venture Co. Ltd.	33,774	7,023
*	Hongkong & Shanghai Hotels Ltd.	121,716	90,577
	Hutchison Telecommunications Hong Kong Holdings Ltd.	244,000	33,540
Ω	Impro Precision Industries Ltd.	75,000	28,923
	Jacobson Pharma Corp. Ltd.	24,000	5,108

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Johnson Electric Holdings Ltd.	77,555	$228,583
*	Kader Holdings Co. Ltd.	98,000	3,503
	Kerry Properties Ltd.	87,000	232,299
	KLN Logistics Group Ltd.	39,000	41,012
	Kowloon Development Co. Ltd.	116,562	47,473
*	Lai Sun Development Co. Ltd.	88,200	8,171
*	Lai Sun Garment International Ltd.	59,459	4,241
	Liu Chong Hing Investment Ltd.	40,000	22,774
	Luk Fook Holdings International Ltd.	44,000	114,812
	Man Wah Holdings Ltd.	20,800	11,733
*	Midland Holdings Ltd.	93,517	21,045
*	Mongolian Mining Corp.	162,000	162,210
*	NagaCorp Ltd.	260,000	136,945
	Oriental Watch Holdings	26,000	11,206
	Pacific Basin Shipping Ltd.	653,000	188,688
	Pacific Textiles Holdings Ltd.	97,000	18,161
*	Paliburg Holdings Ltd.	86,000	3,118
	PAX Global Technology Ltd.	92,000	79,697
	Pico Far East Holdings Ltd.	278,000	90,583
*	Public Financial Holdings Ltd.	116,000	20,104
*	Regal Hotels International Holdings Ltd.	68,000	4,578
Ω	Regina Miracle International Holdings Ltd.	29,000	6,725
	SAS Dragon Holdings Ltd.	64,000	38,249
	Shangri-La Asia Ltd.	194,000	112,385
*	SJM Holdings Ltd.	77,000	30,458
	SmarTone Telecommunications Holdings Ltd.	97,500	57,054
*	Soundwill Holdings Ltd.	23,500	18,487
	Stella International Holdings Ltd.	30,500	60,574
	Swire Pacific Ltd. (19 HK), Class A	56,500	510,722
	Swire Pacific Ltd. (87 HK), Class B	130,000	204,237
		Shares	Value»
HONG KONG — (Continued)
*	Television Broadcasts Ltd.	78,600	$41,744
	Texhong International Group Ltd.	20,500	12,414
*	Theme International Holdings Ltd.	660,000	70,632
	Town Health International Medical Group Ltd.	650,000	22,782
	Transport International Holdings Ltd.	31,994	36,669
	United Laboratories International Holdings Ltd.	98,000	183,706
*††	Untrade.Genting	331,000	0
#	Value Partners Group Ltd.	206,000	56,033
	Vedan International Holdings Ltd.	80,000	6,659
	VSTECS Holdings Ltd.	192,000	222,204
*	Wang On Group Ltd.	1,400,000	4,114
Ω	WH Group Ltd.	923,660	924,711
	Wing Tai Properties Ltd.	72,000	15,497
*	Xingye Alloy Materials Group Ltd.	84,000	10,800
#	Xinyi Glass Holdings Ltd.	261,896	269,960
	Yue Yuen Industrial Holdings Ltd.	141,000	220,534
TOTAL HONG KONG			7,862,270
HUNGARY — (0.0%)
	Opus Global Nyrt	19,066	31,188
	Richter Gedeon Nyrt	10,907	327,080
TOTAL HUNGARY			358,268
INDIA — (5.8%)
	360 ONE WAM Ltd.	3,793	45,413
*	5Paisa Capital Ltd.	1,165	5,076
	Aarti Drugs Ltd.	8,586	49,494
	Aarti Industries Ltd.	9,264	43,925
	Aarti Pharmalabs Ltd.	6,106	63,009
	ACC Ltd.	6,854	139,612
	ADF Foods Ltd.	15,440	42,883
*	Aditya Birla Fashion & Retail Ltd.	2,501	2,072
*	Aditya Birla Lifestyle Brands Ltd.	2,501	4,068
	Aditya Birla Real Estate Ltd.	6,141	131,952
	Advanced Enzyme Technologies Ltd.	6,791	27,005

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Advent Hotels International Pvt Ltd.	1,970	$7,032
	Aegis Logistics Ltd.	24,003	196,121
*	Aether Industries Ltd.	2,879	25,146
	AGI Greenpac Ltd.	5,757	62,802
	Ahluwalia Contracts India Ltd.	6,104	71,125
	AIA Engineering Ltd.	2,956	105,601
	Ajmera Realty & Infra India Ltd.	1,289	13,080
	Alembic Ltd.	15,848	20,102
	Alembic Pharmaceuticals Ltd.	10,543	117,203
	Allcargo Logistics Ltd.	56,988	22,610
	Amara Raja Energy & Mobility Ltd.	14,426	158,245
*	Amber Enterprises India Ltd.	896	80,855
	Anant Raj Ltd.	21,895	139,040
	Angel One Ltd.	6,353	186,913
*Ω	Antony Waste Handling Cell Ltd.	1,399	9,718
	Anupam Rasayan India Ltd.	1,499	19,274
	Apar Industries Ltd.	1,306	131,388
	Apollo Micro Systems Ltd.	14,253	27,962
	Apollo Pipes Ltd.	1,403	6,442
	Apollo Tyres Ltd.	71,196	366,631
	Arvind Fashions Ltd.	10,674	67,290
	Arvind Ltd.	42,016	150,859
	Asahi India Glass Ltd.	4,079	38,951
	Ashiana Housing Ltd.	6,346	22,975
	Ashok Leyland Ltd.	358,126	492,972
*	Ashoka Buildcon Ltd.	23,322	53,435
Ω	Aster DM Healthcare Ltd.	15,091	103,816
	Astra Microwave Products Ltd.	5,327	58,108
	Atul Ltd.	1,576	118,666
Ω	AU Small Finance Bank Ltd.	43,937	370,438
	AurionPro Solutions Ltd.	2,844	43,766
*	Aurobindo Pharma Ltd.	62,489	806,517
	Automotive Axles Ltd.	1,036	21,928
	Avadh Sugar & Energy Ltd.	1,685	8,804
	Avanti Feeds Ltd.	5,833	44,903
*	Bajaj Consumer Care Ltd.	15,791	40,201
	Bajaj Electricals Ltd.	1,194	8,391
*	Bajaj Hindusthan Sugar Ltd.	166,818	44,139
		Shares	Value»
INDIA — (Continued)
	Balkrishna Industries Ltd.	7,189	$218,832
	Balmer Lawrie & Co. Ltd.	19,246	45,984
	Balrampur Chini Mills Ltd.	29,626	197,516
	Banco Products India Ltd.	15,542	104,794
Ω	Bandhan Bank Ltd.	86,066	164,140
	Bank of India	114,507	144,737
	Bank of Maharashtra	144,375	91,793
	Bannari Amman Sugars Ltd.	902	38,561
	BASF India Ltd.	743	42,397
	BEML Ltd.	3,201	143,443
	Bhansali Engineering Polymers Ltd.	18,456	24,399
	Bharat Bijlee Ltd.	954	31,975
	Bharat Heavy Electricals Ltd.	11,788	31,911
	Bharat Rasayan Ltd.	78	9,668
	Biocon Ltd.	48,199	213,950
	Birla Corp. Ltd.	5,252	81,810
	BirlaNu Ltd.	1,013	26,533
	Birlasoft Ltd.	29,082	128,636
*	Bluspring Enterprises Ltd.	5,911	5,938
	Bombay Burmah Trading Co.	4,849	104,355
	Bombay Dyeing & Manufacturing Co. Ltd.	8,453	16,301
*	Borosil Ltd.	2,401	8,927
*	Borosil Scientific Ltd.	1,800	3,360
	Brigade Enterprises Ltd.	18,201	206,796
*	Brightcom Group Ltd.	163,944	25,659
	BSE Ltd.	1,788	49,227
	Canara Bank	473,855	575,595
*	Capacit'e Infraprojects Ltd.	6,332	21,998
	Caplin Point Laboratories Ltd.	2,431	57,052
	Carborundum Universal Ltd.	11,320	120,256
	Care Ratings Ltd.	4,579	88,233
*	Cartrade Tech Ltd.	3,719	92,242
	Carysil Ltd.	2,666	26,732
	CCL Products India Ltd.	15,057	146,621
	Ceat Ltd.	6,015	226,561
	Century Enka Ltd.	3,444	20,186
	Cera Sanitaryware Ltd.	639	47,403
	Chambal Fertilisers & Chemicals Ltd.	35,567	209,016
	CIE Automotive India Ltd.	29,639	135,520

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Cigniti Technologies Ltd.	987	$18,628
	City Union Bank Ltd.	65,981	160,059
	CMS Info Systems Ltd.	16,925	88,363
Ω	Cochin Shipyard Ltd.	2,647	53,063
	Confidence Petroleum India Ltd.	10,109	5,937
	Container Corp. of India Ltd.	27,877	182,932
	Coromandel International Ltd.	10,751	326,136
	Cosmo First Ltd.	3,064	35,087
	Craftsman Automation Ltd.	803	60,956
*	CSB Bank Ltd.	12,622	60,339
	Cyient Ltd.	10,755	146,805
	Dalmia Bharat Ltd.	16,133	408,215
	Datamatics Global Services Ltd.	1,756	19,659
	DB Corp. Ltd.	16,814	51,518
	DCB Bank Ltd.	58,753	89,716
	DCM Shriram Ltd.	7,541	122,429
*	DCW Ltd.	37,568	32,771
	Deep Industries Ltd.	3,225	17,562
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	257,500
	Deepak Nitrite Ltd.	7,169	150,676
*	Delhivery Ltd.	63,856	309,896
	Delta Corp. Ltd.	20,079	19,391
	Dhanuka Agritech Ltd.	3,371	73,224
*	Digitide Solutions Ltd.	5,911	15,618
Ω	Dilip Buildcon Ltd.	7,058	38,488
*	Dishman Carbogen Amcis Ltd.	7,907	22,682
	D-Link India Ltd.	3,902	22,671
	Dodla Dairy Ltd.	1,918	27,865
	Dollar Industries Ltd.	4,294	18,623
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	1,730	24,897
	Dynamatic Technologies Ltd.	486	36,595
	eClerx Services Ltd.	4,806	206,007
*	EID Parry India Ltd.	19,753	275,717
	EIH Associated Hotels	3,616	15,878
	EIH Ltd.	35,168	150,586
	Electrosteel Castings Ltd.	83,544	105,484
*	Embassy Developments Ltd.	60,883	72,919
Ω	Endurance Technologies Ltd.	4,145	120,063
	Engineers India Ltd.	58,317	141,133
	Epigral Ltd.	1,774	40,778
		Shares	Value»
INDIA — (Continued)
	EPL Ltd.	15,818	$40,102
Ω	Equitas Small Finance Bank Ltd.	83,230	55,910
Ω	Eris Lifesciences Ltd.	7,443	153,537
	Escorts Kubota Ltd.	7,740	297,290
*	Eureka Forbes Ltd.	9,641	61,322
	Everest Industries Ltd.	1,612	9,954
	Everest Kanto Cylinder Ltd.	6,320	9,254
	Exide Industries Ltd.	88,153	384,391
	Expleo Solutions Ltd.	381	5,218
	Fairchem Organics Ltd.	633	6,350
	FDC Ltd.	11,996	65,073
	Federal Bank Ltd.	390,779	903,444
*	Federal-Mogul Goetze India Ltd.	4,153	27,160
	FIEM Industries Ltd.	1,386	30,239
	Fineotex Chemical Ltd.	3,370	9,998
*	Fino Payments Bank Ltd.	1,795	5,444
	Finolex Cables Ltd.	14,139	142,030
	Finolex Industries Ltd.	48,381	111,987
	Firstsource Solutions Ltd.	58,361	226,565
	Force Motors Ltd.	1,050	202,834
	Fortis Healthcare Ltd.	6,650	64,801
	G R Infraprojects Ltd.	2,106	29,412
	Gabriel India Ltd.	7,677	90,233
	GAIL India Ltd. (GAIL IN)	14,437	29,063
	Galaxy Surfactants Ltd.	1,586	48,045
	Ganesh Housing Corp. Ltd.	2,638	26,988
	Ganesha Ecosphere Ltd.	2,120	35,733
	Garware Hi-Tech Films Ltd.	970	37,849
	Garware Technical Fibres Ltd.	2,745	28,354
	Gateway Distriparks Ltd.	56,436	45,455
	GE Vernova T&D India Ltd.	1,853	57,423
*	Genesys International Corp. Ltd.	1,641	11,276
	Geojit Financial Services Ltd.	15,370	12,695
	GHCL Ltd.	16,967	115,216
Ω	Gland Pharma Ltd.	5,676	132,600
	Glenmark Pharmaceuticals Ltd.	33,446	804,314
	Globus Spirits Ltd.	1,633	23,683

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GMM Pfaudler Ltd.	3,384	$53,799
	Godawari Power & Ispat Ltd.	61,950	136,219
	Godfrey Phillips India Ltd.	658	68,307
Ω	Godrej Agrovet Ltd.	7,864	75,713
*	Godrej Industries Ltd.	3,413	43,920
	Goldiam International Ltd.	4,691	18,163
	Goodyear India Ltd.	1,451	16,210
	Granules India Ltd.	32,878	177,236
	Graphite India Ltd.	11,951	77,782
	Grauer & Weil India Ltd.	20,434	23,406
	Great Eastern Shipping Co. Ltd.	27,406	292,257
	Greaves Cotton Ltd.	24,203	62,023
	Greenpanel Industries Ltd.	9,316	31,052
	Greenply Industries Ltd.	10,082	36,913
	Gujarat Alkalies & Chemicals Ltd.	7,842	51,892
	Gujarat Ambuja Exports Ltd.	24,560	30,610
	Gujarat Fluorochemicals Ltd.	598	24,302
	Gujarat Mineral Development Corp. Ltd.	10,076	45,057
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,891	109,775
	Gujarat Pipavav Port Ltd.	32,651	58,571
	Gujarat State Petronet Ltd.	61,353	219,284
	Gulf Oil Lubricants India Ltd.	1,725	23,620
Ω	Harsha Engineers Ltd.	1,758	8,294
	HBL Engineering Ltd.	5,859	39,158
*	HealthCare Global Enterprises Ltd.	7,493	53,088
	HEG Ltd.	11,285	73,168
	HeidelbergCement India Ltd.	10,024	24,269
	Heritage Foods Ltd.	8,870	47,926
	Hero MotoCorp Ltd. (HMCL IN)	16,381	791,901
	HFCL Ltd.	147,411	127,039
	HG Infra Engineering Ltd.	2,873	33,937
	Hikal Ltd.	9,005	33,110
	Himadri Speciality Chemical Ltd.	6,884	36,969
		Shares	Value»
INDIA — (Continued)
	Himatsingka Seide Ltd.	11,567	$18,316
	Hindustan Copper Ltd.	9,107	25,129
	Hindware Home Innovation Ltd.	4,100	12,377
	Honda India Power Products Ltd.	598	19,592
	HPL Electric & Power Ltd.	1,673	10,861
	Huhtamaki India Ltd.	2,798	7,004
	ICRA Ltd.	909	68,466
*	IDFC First Bank Ltd.	1,200,526	938,119
*	IFB Industries Ltd.	1,844	27,575
	Igarashi Motors India Ltd.	1,465	9,582
	IIFL Capital Services Ltd.	26,423	95,386
*	Imagicaaworld Entertainment Ltd.	18,907	13,616
*	India Cements Ltd.	20,705	85,990
	India Glycols Ltd.	3,432	66,526
	Indian Bank	62,818	444,344
	Indian Metals & Ferro Alloys Ltd.	4,203	34,995
	Indigo Paints Ltd.	3,085	42,096
	Indo Count Industries Ltd.	12,207	37,574
*	Indus Towers Ltd.	10,104	41,486
	IndusInd Bank Ltd.	5,803	52,589
*	Infibeam Avenues Ltd.	217,178	35,471
*	Inox Green Energy Services Ltd.	7,814	14,496
*	Inox Wind Ltd.	67,074	114,384
	Insecticides India Ltd.	407	4,973
	Intellect Design Arena Ltd.	12,705	147,166
	IOL Chemicals & Pharmaceuticals Ltd.	29,995	35,077
	Ipca Laboratories Ltd.	18,285	306,837
Ω	IRCON International Ltd.	51,030	102,178
	ISGEC Heavy Engineering Ltd.	3,339	41,640
	ITD Cementation India Ltd.	8,815	77,984
	J Kumar Infraprojects Ltd.	9,206	73,921
*	Jai Balaji Industries Ltd.	7,814	10,065
	Jai Corp. Ltd.	7,863	9,860
*	Jain Irrigation Systems Ltd.	38,893	22,491
	Jammu & Kashmir Bank Ltd.	63,698	75,394

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jamna Auto Industries Ltd.	20,611	$21,651
	Jindal Saw Ltd.	87,881	210,990
	Jindal Stainless Ltd.	106,897	841,289
	Jindal Steel & Power Ltd.	6,259	68,619
	JK Cement Ltd.	4,986	377,595
	JK Lakshmi Cement Ltd.	14,023	155,334
	JK Paper Ltd.	21,843	88,468
	JK Tyre & Industries Ltd.	17,886	68,105
	JSW Energy Ltd.	4,638	27,281
	JTEKT India Ltd.	11,906	17,472
	Jubilant Ingrevia Ltd.	13,841	121,968
	Jubilant Pharmova Ltd.	14,481	196,668
	Jyothy Labs Ltd.	6,514	24,878
	Kajaria Ceramics Ltd.	7,874	105,643
	Kalpataru Projects International Ltd.	17,626	229,712
	Kalyani Steels Ltd.	7,765	78,458
	Kansai Nerolac Paints Ltd.	24,754	69,145
	Karnataka Bank Ltd.	57,840	118,847
	Karur Vysya Bank Ltd.	100,489	303,877
	Kaveri Seed Co. Ltd.	4,405	55,595
	KCP Ltd.	19,493	44,968
	KDDL Ltd.	906	27,694
	KEC International Ltd.	21,838	213,397
*	Kellton Tech Solutions Ltd.	67,465	21,891
	Kewal Kiran Clothing Ltd.	1,257	7,932
*	Kiri Industries Ltd.	3,036	18,879
	Kirloskar Brothers Ltd.	2,320	51,761
	Kirloskar Ferrous Industries Ltd.	9,588	65,829
	Kirloskar Oil Engines Ltd.	10,569	107,982
	Kitex Garments Ltd.	15,081	38,670
	KNR Constructions Ltd.	21,233	51,523
	Kolte-Patil Developers Ltd.	5,519	25,892
	Kovai Medical Center & Hospital Ltd.	843	60,233
	KPR Mill Ltd.	2,215	28,680
	KRBL Ltd.	13,877	60,771
	Krsnaa Diagnostics Ltd.	4,079	39,873
	LA Opala RG Ltd.	3,700	11,615
Ω	Laurus Labs Ltd.	15,766	156,700
	Laxmi Organic Industries Ltd.	5,571	12,921
		Shares	Value»
INDIA — (Continued)
	LG Balakrishnan & Bros Ltd.	7,187	$103,427
	LMW Ltd.	568	97,720
	LT Foods Ltd.	40,174	221,893
	Lumax Auto Technologies Ltd.	4,253	52,574
	Lupin Ltd.	16,814	366,725
	LUX Industries Ltd.	1,652	25,826
	Maharashtra Seamless Ltd.	13,036	104,493
	Mahindra Lifespace Developers Ltd.	20,814	88,588
*	Man Industries India Ltd.	2,236	11,341
	Man Infraconstruction Ltd.	15,353	30,416
	Marksans Pharma Ltd.	59,055	151,983
	Mastek Ltd.	2,731	75,324
*	Max Estates Ltd.	9,610	52,992
	Mayur Uniquoters Ltd.	2,063	13,005
*	Medplus Health Services Ltd.	6,712	71,275
	Minda Corp. Ltd.	16,296	92,036
Ω	Mishra Dhatu Nigam Ltd.	8,726	39,171
	MM Forgings Ltd.	5,056	19,725
	MOIL Ltd.	3,217	12,535
	Monte Carlo Fashions Ltd.	1,211	7,999
*	Morepen Laboratories Ltd.	60,453	40,124
	Mphasis Ltd.	13,460	425,556
	MRF Ltd.	454	764,701
	Natco Pharma Ltd.	11,527	125,048
	National Aluminium Co. Ltd.	201,774	423,104
	National Fertilizers Ltd.	13,589	15,022
	Nava Ltd.	27,486	196,645
	Navneet Education Ltd.	18,140	30,641
*	Nazara Technologies Ltd.	4,311	66,133
	NCC Ltd.	97,963	241,619
	NCL Industries Ltd.	5,315	13,246
	Neogen Chemicals Ltd.	997	17,430
	NESCO Ltd.	3,968	62,368
	Neuland Laboratories Ltd.	281	42,643
	Newgen Software Technologies Ltd.	3,569	34,500
	NIIT Learning Systems Ltd.	10,780	39,046
	NIIT Ltd.	10,780	14,088

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Nilkamal Ltd.	1,432	$27,482
Ω	Nippon Life India Asset Management Ltd.	4,729	43,568
	Nitin Spinners Ltd.	3,133	13,043
	NMDC Ltd.	497,718	399,530
*	NMDC Steel Ltd.	153,931	64,142
	NOCIL Ltd.	15,905	33,596
	Novartis India Ltd.	1,209	13,488
	NRB Bearings Ltd.	7,863	25,611
	Oberoi Realty Ltd.	18,539	342,527
*	Onesource Specialty Pharma Ltd.	5,884	131,983
	Oracle Financial Services Software Ltd.	263	25,186
*	Orchid Pharma Ltd.	2,260	18,906
	Orient Cement Ltd.	17,026	47,927
*	Orient Green Power Co. Ltd.	169,101	26,919
	Orient Paper & Industries Ltd.	25,398	8,120
	Panama Petrochem Ltd.	2,894	11,983
Ω	Parag Milk Foods Ltd., Class F	6,480	18,105
*	Paramount Communications Ltd.	19,967	12,668
*	Patel Engineering Ltd.	80,785	34,237
*	PC Jeweller Ltd.	626,910	110,475
	PCBL Chemical Ltd.	10,782	47,895
	PDS Ltd.	2,497	10,140
	Pearl Global Industries Ltd.	2,201	37,764
*	Pennar Industries Ltd.	9,782	26,532
	Petronet LNG Ltd.	172,886	566,110
	PG Electroplast Ltd.	5,271	48,765
	Phoenix Mills Ltd.	13,226	223,351
	Piramal Pharma Ltd.	80,418	179,614
	Pitti Engineering Ltd.	994	10,633
	PNC Infratech Ltd.	10,659	37,626
	Pokarna Ltd.	824	8,713
	Polyplex Corp. Ltd.	3,454	43,785
	Power Mech Projects Ltd.	2,568	91,317
	Prakash Industries Ltd.	25,349	50,686
	Prakash Pipes Ltd.	2,981	12,240
Ω	Prataap Snacks Ltd.	1,310	14,520
	Precision Wires India Ltd.	3,694	7,422
	Prestige Estates Projects Ltd.	6,423	118,562
*	Pricol Ltd.	10,026	49,168
*	Prism Johnson Ltd.	29,365	51,011
*	PSP Projects Ltd.	1,511	12,909
		Shares	Value»
INDIA — (Continued)
	Punjab National Bank	35,137	$41,902
*	Puravankara Ltd.	13,056	42,801
*	PVR Inox Ltd.	7,219	82,144
Ω	Quess Corp. Ltd.	5,911	19,969
	R Systems International Ltd.	2,964	14,072
	Railtel Corp. of India Ltd.	13,873	57,643
	Rain Industries Ltd.	29,680	52,851
	Rallis India Ltd.	11,726	49,961
*	Rama Steel Tubes Ltd.	113,836	14,191
	Ramco Cements Ltd.	16,989	225,905
*	Ramco Systems Ltd.	3,976	17,327
	Ramkrishna Forgings Ltd.	7,311	48,409
*	Ramky Infrastructure Ltd.	995	6,624
	Rane Holdings Ltd.	375	6,484
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	67,953
*	Rategain Travel Technologies Ltd.	8,402	41,805
	Ratnamani Metals & Tubes Ltd.	1,863	56,014
*	RattanIndia Power Ltd.	558,890	81,047
*	Raymond Lifestyle Ltd.	7,948	103,490
*	Raymond Ltd.	9,936	75,602
*	Raymond Realty Ltd.	9,936	78,264
Ω	RBL Bank Ltd.	66,068	200,170
	Redington Ltd.	131,696	375,103
	Redtape Ltd.	18,116	26,524
	Reliance Industrial Infrastructure Ltd.	1,813	17,863
*	Reliance Power Ltd.	583,182	348,017
*	Religare Enterprises Ltd.	10,268	31,244
	Rhi Magnesita India Ltd.	4,370	25,077
	Rico Auto Industries Ltd.	16,938	13,757
	RITES Ltd.	22,156	64,596
	Rossari Biotech Ltd.	1,724	13,928
*	RPSG Ventures Ltd.	1,941	22,081
	Rupa & Co. Ltd.	3,253	7,836
	Sagar Cements Ltd.	4,091	11,405
	Saksoft Ltd.	4,201	10,005
	Sandhar Technologies Ltd.	2,664	14,760
	Sanghvi Movers Ltd.	5,982	18,328
Ω	Sansera Engineering Ltd.	5,079	76,471
*	Sapphire Foods India Ltd.	2,930	10,558
	Sarda Energy & Minerals Ltd.	27,610	140,051

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Saregama India Ltd.	8,686	$47,739
	Sasken Technologies Ltd.	712	11,995
	Savita Oil Technologies Ltd.	5,680	25,844
*	SEAMEC Ltd.	1,481	13,293
	Senco Gold Ltd.	5,587	19,914
*	SEPC Ltd.	103,569	12,452
*	Sequent Scientific Ltd.	8,389	16,343
	Seshasayee Paper & Boards Ltd.	7,419	23,096
*Ω	SH Kelkar & Co. Ltd.	11,863	34,643
	Shalby Ltd.	4,342	10,349
	Shankara Building Products Ltd.	2,556	34,269
	Sharda Cropchem Ltd.	4,998	64,298
	Sharda Motor Industries Ltd.	3,666	43,480
*	Sheela Foam Ltd.	6,849	52,067
*	Shilpa Medicare Ltd.	5,720	56,787
	Shipping Corp. of India Ltd.	32,265	79,128
	Shriram Pistons & Rings Ltd.	1,777	48,534
	Shyam Metalics & Energy Ltd.	2,033	22,709
*	SIS Ltd.	5,084	22,422
	Siyaram Silk Mills Ltd.	2,895	20,624
	SJS Enterprises Ltd.	4,186	58,272
	Skipper Ltd.	4,131	22,934
	Sobha Ltd.	2,224	40,411
*	Solara Active Pharma Sciences Ltd.	2,901	21,187
	Somany Ceramics Ltd.	2,168	13,321
	South Indian Bank Ltd.	466,277	157,258
*	SP Apparels Ltd.	1,244	11,812
	SRF Ltd.	1,612	55,683
*	Star Cement Ltd.	16,744	45,671
*	Star Health & Allied Insurance Co. Ltd.	24,427	122,985
	Steel Authority of India Ltd.	210,166	296,277
*	Sterlite Technologies Ltd.	17,996	24,435
	Stove Kraft Ltd.	1,082	7,286
	Strides Pharma Science Ltd.	11,768	116,604
*	Stylam Industries Ltd.	626	12,374
	Styrenix Performance Materials Ltd.	1,107	36,611
	Subros Ltd.	5,228	50,790
		Shares	Value»
INDIA — (Continued)
	Sudarshan Chemical Industries Ltd.	6,005	$97,569
	Sun TV Network Ltd.	19,125	122,536
	Sundram Fasteners Ltd.	8,266	93,316
	Sunteck Realty Ltd.	12,856	57,548
	Suprajit Engineering Ltd.	16,483	86,041
	Supreme Petrochem Ltd.	12,254	109,402
	Supriya Lifescience Ltd.	2,326	17,471
	Surya Roshni Ltd.	19,276	71,978
*	Suryoday Small Finance Bank Ltd.	4,794	6,876
*	Syncom Formulations India Ltd.	104,785	21,717
Ω	Syngene International Ltd.	22,882	184,751
	Talbros Automotive Components Ltd.	2,713	8,833
	Tamilnad Mercantile Bank Ltd.	7,104	37,048
	Tata Chemicals Ltd.	29,709	332,014
	Tata Consumer Products Ltd.	5,181	63,245
	Tata Steel Ltd.	15,585	27,875
	TD Power Systems Ltd.	10,919	63,165
	Techno Electric & Engineering Co. Ltd.	12,283	201,880
	Technocraft Industries India Ltd.	456	16,241
	Texmaco Rail & Engineering Ltd.	63,696	106,110
	Thirumalai Chemicals Ltd.	11,355	38,457
	Thomas Cook India Ltd.	36,783	70,471
	Time Technoplast Ltd.	29,889	158,465
	Titagarh Rail System Ltd.	9,168	89,557
	TransIndia Real Estate Ltd.	14,247	5,338
	Transport Corp. of India Ltd.	6,289	83,792
	Trident Ltd.	241,317	82,622
	Triveni Engineering & Industries Ltd.	13,982	54,394
	TTK Prestige Ltd.	5,500	39,551
	TVS Holdings Ltd.	158	20,865
	TVS Srichakra Ltd.	1,006	34,402
	Uflex Ltd.	9,820	66,157
Ω	Ujjivan Small Finance Bank Ltd.	173,816	87,716

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Unichem Laboratories Ltd.	7,286	$52,122
	Union Bank of India Ltd.	214,347	318,670
*	UPL Ltd.	102,160	791,263
	Usha Martin Ltd.	39,122	167,166
	UTI Asset Management Co. Ltd.	7,033	106,016
*	VA Tech Wabag Ltd.	10,705	192,325
	Vadilal Industries Ltd.	126	7,487
	Vaibhav Global Ltd.	4,105	10,552
*	Valor Estate Ltd.	19,709	41,339
	Vardhman Textiles Ltd.	26,060	128,970
*Ω	Varroc Engineering Ltd.	8,500	51,700
	Veedol Corporation Ltd.	438	8,264
	Venky's India Ltd.	591	10,179
	Vesuvius India Ltd.	8,210	48,307
	Vimta Labs Ltd.	3,740	29,779
	Vindhya Telelinks Ltd.	1,643	29,457
	Vintage Coffee & Beverages Ltd.	8,973	15,874
	Vishnu Chemicals Ltd.	3,034	19,628
*	Vodafone Idea Ltd.	408,926	32,106
	Voltamp Transformers Ltd.	739	73,801
	Voltas Ltd.	1,720	25,814
	VRL Logistics Ltd.	3,113	21,889
	VST Industries Ltd.	10,021	32,212
	VST Tillers Tractors Ltd.	936	48,559
	Welspun Corp. Ltd.	29,234	309,790
	Welspun Enterprises Ltd.	16,081	89,943
	Welspun Living Ltd.	48,336	69,951
	West Coast Paper Mills Ltd.	10,379	62,842
	Whirlpool of India Ltd.	5,300	80,323
*	Wockhardt Ltd.	10,071	190,729
	Wonderla Holidays Ltd.	2,335	16,838
*	Yes Bank Ltd.	1,685,230	362,230
	Zee Entertainment Enterprises Ltd.	121,377	163,448
*	Zee Media Corp. Ltd.	66,484	10,069
	Zensar Technologies Ltd.	21,007	193,225
	Zydus Lifesciences Ltd.	3,477	38,062
	Zydus Wellness Ltd.	2,300	52,999
TOTAL INDIA			45,489,140
		Shares	Value»
INDONESIA — (0.4%)
	ABM Investama Tbk. PT	132,000	$23,564
	Adi Sarana Armada Tbk. PT	319,400	16,443
	Alamtri Minerals Indonesia Tbk. PT	577,100	38,847
	Aneka Tambang Tbk. PT	495,000	85,652
	Astra Agro Lestari Tbk. PT	50,800	20,999
	Astra Otoparts Tbk. PT	172,500	22,528
	Bank BTPN Syariah Tbk. PT	206,200	17,624
*	Bank Capital Indonesia Tbk. PT	991,200	7,828
*	Bank China Construction Bank Indonesia Tbk. PT	2,929,400	11,925
*	Bank Mayapada International Tbk. PT	4,551,286	50,800
	Bank Maybank Indonesia Tbk. PT	2,873,800	36,005
*	Bank Nationalnobu Tbk. PT	114,513	3,610
*	Bank Neo Commerce Tbk. PT	742,900	10,917
	Bank OCBC Nisp Tbk. PT	566,200	45,705
*	Bank Pan Indonesia Tbk. PT	802,200	54,541
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	454,300	21,665
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	853,700	26,186
	Bank Tabungan Negara Persero Tbk. PT	475,600	32,051
	BISI International Tbk. PT	236,900	13,301
	Blue Bird Tbk. PT	151,800	17,962
*	Buana Lintas Lautan Tbk. PT	4,051,500	33,231
	Bukit Asam Tbk. PT	610,900	89,693
	Buma Internasional Grup Tbk. PT	888,000	19,603
*	Bumi Resources Minerals Tbk. PT	2,052,700	53,449
*	Bumi Resources Tbk. PT	1,597,100	10,750
*	Bumi Serpong Damai Tbk. PT	712,300	34,121

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Ciputra Development Tbk. PT	1,588,386	$88,470
	Dharma Satya Nusantara Tbk. PT	494,300	41,238
	Elang Mahkota Teknologi Tbk. PT	2,485,700	93,954
	Elnusa Tbk. PT	1,110,000	32,903
	Erajaya Swasembada Tbk. PT	1,768,000	52,197
	ESSA Industries Indonesia Tbk. PT	990,700	37,830
	Gajah Tunggal Tbk. PT	310,300	19,763
*	Gudang Garam Tbk. PT	41,100	22,055
*	Harum Energy Tbk. PT	433,500	20,765
	Indah Kiat Pulp & Paper Tbk. PT	327,400	134,866
	Indika Energy Tbk. PT	467,500	38,038
	Indo Tambangraya Megah Tbk. PT	62,200	86,788
	Indocement Tunggal Prakarsa Tbk. PT	42,300	13,459
	Indofood Sukses Makmur Tbk. PT	628,200	324,375
	Indomobil Sukses Internasional Tbk. PT	319,500	20,141
	Japfa Comfeed Indonesia Tbk. PT	814,200	78,848
*	Kawasan Industri Jababeka Tbk. PT	2,730,400	31,350
	Medco Energi Internasional Tbk. PT	1,528,372	119,148
*	Merdeka Battery Materials Tbk. PT	514,500	14,919
*	MNC Land Tbk. PT	16,540,500	169,641
	Pabrik Kertas Tjiwi Kimia Tbk. PT	147,100	54,757
	Pakuwon Jati Tbk. PT	2,336,700	49,940
*	Panin Financial Tbk. PT	1,914,300	29,479
*	Paninvest Tbk. PT	264,900	14,466
*	PP Persero Tbk. PT	558,300	13,086
	Puradelta Lestari Tbk. PT	1,465,600	12,278
*††	Rimo International Lestari Tbk. PT	4,191,900	0
	Salim Ivomas Pratama Tbk. PT	511,500	20,822
	Sampoerna Agro Tbk. PT	68,700	12,511
	Samudera Indonesia Tbk. PT	1,503,000	29,922
		Shares	Value»
INDONESIA — (Continued)
	Sarana Menara Nusantara Tbk. PT	637,400	$23,592
	Sawit Sumbermas Sarana Tbk. PT	366,600	31,048
	Semen Indonesia Persero Tbk. PT	337,447	50,260
*††	Sri Rejeki Isman Tbk. PT	1,787,400	2,974
	Steel Pipe Industry of Indonesia PT	497,300	10,440
	Summarecon Agung Tbk. PT	1,756,804	43,920
	Surya Citra Media Tbk. PT	3,621,200	40,524
	Surya Semesta Internusa Tbk. PT	851,700	134,215
	Tempo Scan Pacific Tbk. PT	117,300	15,652
	Timah Tbk. PT	437,900	26,800
*††	Trada Alam Minera Tbk. PT	3,776,600	0
*	Trimegah Sekuritas Indonesia Tbk. PT	1,532,700	34,411
	Triputra Agro Persada PT	743,600	65,450
	Tunas Baru Lampung Tbk. PT	438,185	21,291
	United Tractors Tbk. PT	182,500	267,421
*††	Waskita Karya Persero Tbk. PT	697,000	1,605
	XLSMART Telecom Sejahtera Tbk. PT	671,193	102,718
TOTAL INDONESIA			3,349,330
IRELAND — (1.1%)
	AIB Group PLC	372,778	2,940,715
	Bank of Ireland Group PLC	330,642	4,433,895
	Cairn Homes PLC	192,687	478,240
	Dalata Hotel Group PLC	75,889	551,765
	FBD Holdings PLC (FBD ID)	9,012	143,652
*Ω	Glenveagh Properties PLC	7,270	15,506
*	Permanent TSB Group Holdings PLC	12,453	29,562
TOTAL IRELAND			8,593,335
ISRAEL — (1.0%)
*	Accel Solutions Group Ltd.	21,177	12,870
	Afcon Holdings Ltd.	760	46,658

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Africa Israel Residences Ltd.	912	$73,476
	Alrov Properties & Lodgings Ltd.	1,983	147,578
	Altshuler Shaham Finance Ltd.	9,407	17,068
	Ashtrom Group Ltd.	7,012	146,114
	AudioCodes Ltd. (AUDC US)	10,881	109,028
*	Avgol Industries 1953 Ltd.	17,326	7,578
	Ayalon Holdings Ltd.	568	9,700
	Azorim-Investment Development & Construction Co. Ltd.	25,215	163,126
	Carasso Motors Ltd.	6,480	76,461
	Carasso Real Estate Ltd.	994	10,286
*	Cellcom Israel Ltd. (CEL IT)	25,746	232,710
*	Cellcom Israel Ltd. (CELJF US)	11,396	101,538
	Clal Insurance Enterprises Holdings Ltd.	21,193	1,016,079
	Delek Automotive Systems Ltd.	8,705	68,061
	Delta Galil Ltd.	2,465	130,800
	Diplomat Holdings Ltd.	576	8,977
*	Dor Alon Energy in Israel 1988 Ltd.	1,112	43,950
*	Doral Group Renewable Energy Resources Ltd.	24,919	117,924
	Duniec Brothers Ltd.	260	17,558
*	Equital Ltd.	6,649	288,525
	Formula Systems 1985 Ltd. (FORTY IT)	621	74,754
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	229	25,190
*	Gilat Satellite Networks Ltd.	10,051	75,291
*	Hagag Group Real Estate Development	8,333	52,200
	Hamat Group Ltd.	5,206	24,789
	Harel Insurance Investments & Financial Services Ltd.	28,874	870,429
	IDI Insurance Co. Ltd.	642	36,983
		Shares	Value»
ISRAEL — (Continued)
	Inrom Construction Industries Ltd.	11,808	$68,844
	Israel Canada TR Ltd.	27,022	134,249
*	Israir Group Ltd.	37,360	24,177
	Isras Investment Co. Ltd.	419	113,691
	Issta Ltd.	2,925	90,913
*	Kamada Ltd. (KMDA US)	7,363	54,413
	Kardan Real Estate Enterprise & Development Ltd.	19,587	35,401
	Kenon Holdings Ltd.	3,347	159,200
	Kerur Holdings Ltd.	1,355	33,500
	Klil Industries Ltd.	356	23,556
	Kvutzat Acro Ltd.	5,300	77,074
	Land Development Nimrodi Group Ltd.	4,140	43,929
	Lapidoth Capital Ltd.	3,541	80,564
	M Yochananof & Sons Ltd.	51	4,704
	Mediterranean Towers Ltd.	24,745	89,409
*	Meshek Energy Renewable Energies Ltd.	71,740	93,731
	Meshulam Levinstein Contracting & Engineering Ltd.	258	37,817
	Migdal Insurance & Financial Holdings Ltd.	161,691	493,457
	Naphtha Israel Petroleum Corp. Ltd.	1,591	12,289
	Neto Malinda Trading Ltd.	3,324	139,139
*	Nexxen International Ltd.	9,959	104,988
	Oil Refineries Ltd.	468,867	122,656
*	OY Nofar Energy Ltd.	2,438	72,994
	Palram Industries 1990 Ltd.	1,933	42,127
	Partner Communications Co. Ltd.	8,292	76,365
	Paz Retail & Energy Ltd.	2,383	440,618
*	Perion Network Ltd.	3,659	39,673
	Plasson Industries Ltd.	1,011	60,861
	Polyram Plastic Industries Ltd.	4,429	14,354
	Prashkovsky Investments & Construction Ltd.	2,213	84,857

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Priortech Ltd.	617	$35,025
*	Rapac Communication & Infrastructure Ltd.	1,204	17,704
*	Scope Metals Group Ltd.	2,448	109,267
*	Shikun & Binui Ltd.	54,158	257,796
*	Shikun & Binui Soltec Renewable Energy	12,651	11,662
	Shufersal Ltd.	338	4,086
	Suny Cellular Communication Ltd.	38,993	16,964
Ω	Tamar Petroleum Ltd.	13,932	166,450
*	Veridis Environment Ltd.	8,348	58,066
	Villar International Ltd.	242	13,505
TOTAL ISRAEL			7,565,776
ITALY — (3.7%)
	A2A SpA	431,852	1,052,316
*	Abitare In SpA	2,221	7,499
	ACEA SpA	11,629	258,074
	Ariston Holding NV	5,498	28,623
	Arnoldo Mondadori Editore SpA	25,955	59,751
	Ascopiave SpA	14,577	50,351
	Avio SpA	4,608	157,471
	Azimut Holding SpA	23,175	787,776
	Banca IFIS SpA	7,189	199,096
	Banca Mediolanum SpA	22,275	392,904
	Banca Monte dei Paschi di Siena SpA	164,780	1,402,842
	Banca Profilo SpA	9,146	1,731
	Banco BPM SpA	394,306	5,028,648
	Banco di Desio e della Brianza SpA	12,049	103,090
#	Biesse SpA	3,229	26,323
	BPER Banca SpA	476,868	4,692,626
	Brembo NV	12,046	115,482
	Buzzi SpA	28,433	1,484,743
*	Cairo Communication SpA	17,210	53,508
	Cementir Holding NV	12,612	187,364
*	CIR SpA-Compagnie Industriali	239,509	184,563
	Credito Emiliano SpA	26,852	407,036
	d'Amico International Shipping SA	11,577	47,710
#	Danieli & C Officine Meccaniche SpA (DAN IM)	3,236	139,057
		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA (DANR IM)	12,070	$392,419
	Datalogic SpA	3,990	21,537
Ω	Enav SpA	22,442	98,454
	ERG SpA	4,267	92,442
	Esprinet SpA	7,745	36,796
#	Ferretti SpA	19,393	58,508
	Fila SpA	7,328	72,237
*	Fincantieri SpA	17,542	339,479
	FNM SpA	40,686	18,941
	Garofalo Health Care SpA	4,490	25,684
	Gefran SpA	2,084	24,911
	GPI SpA	1,862	33,029
	Hera SpA	182,333	780,196
	IMMSI SpA	62,616	36,151
	Indel B SpA	373	7,984
	Interpump Group SpA	4,420	181,345
	Italmobiliare SpA	2,574	82,883
	Iveco Group NV	53,448	1,104,753
	Leonardo SpA	16,188	872,584
	MARR SpA	1,371	16,060
	MFE-MediaForEurope NV (MFEA IM), Class A	53,594	169,850
	MFE-MediaForEurope NV (MFEB IM), Class B	17,260	77,564
*	NewPrinces SpA	4,322	112,633
Ω	Nexi SpA	80,839	461,610
	Orsero SpA	2,608	41,962
Ω	OVS SpA	54,182	224,296
	Piaggio & C SpA	17,349	37,451
Ω	Pirelli & C SpA	91,793	618,810
Ω	Poste Italiane SpA	28,348	612,456
	Rizzoli Corriere Della Sera Mediagroup SpA	42,643	49,848
	Sabaf SpA	2,439	38,059
*	Safilo Group SpA	23,535	29,207
	Saipem SpA	129,592	346,403
	Snam SpA	119,199	690,790
	Sogefi SpA	9,662	30,111
#*	Telecom Italia SpA (TIT IM)	1,798,324	826,388
*	Telecom Italia SpA (TITR IM)	1,059,301	545,515
	Tenaris SA (TEN IM)	1,944	33,952
	Tenaris SA (TS US), ADR	23,793	831,327
	Unipol Assicurazioni SpA	85,516	1,715,254
	Webuild SpA	53,359	240,150
TOTAL ITALY			28,898,613
JAPAN — (15.1%)
	77 Bank Ltd.	15,900	549,213

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	A&D HOLON Holdings Co. Ltd.	1,100	$14,618
	Achilles Corp.	4,600	33,766
	AD Works Group Co. Ltd.	20,400	47,730
	ADEKA Corp.	22,700	447,991
	AFC-HD AMS Life Science Co. Ltd.	1,800	10,574
	Ahresty Corp.	7,900	41,698
	Aichi Financial Group, Inc.	1,390	24,901
	Aichi Steel Corp.	20,000	304,398
	Aichi Tokei Denki Co. Ltd.	2,700	42,837
	Aida Engineering Ltd.	14,000	84,524
	Ain Holdings, Inc.	5,800	223,241
	Air Water, Inc.	47,100	695,794
	Airport Facilities Co. Ltd.	9,300	58,079
	Aisan Industry Co. Ltd.	11,700	129,348
*	Akebono Brake Industry Co. Ltd.	33,000	23,076
	Akita Bank Ltd.	4,800	104,082
	Alconix Corp.	7,600	106,331
	Alfresa Holdings Corp.	44,000	638,704
#	Alleanza Holdings Co. Ltd.	3,200	22,398
	Alpen Co. Ltd.	5,100	81,439
	Alps Alpine Co. Ltd.	47,181	499,849
	Amada Co. Ltd.	12,008	135,401
	Anabuki Kosan, Inc.	1,200	15,948
	Anest Iwata Corp.	8,600	89,398
	AOKI Holdings, Inc.	9,900	112,528
	Aoyama Trading Co. Ltd.	15,700	238,160
	Arakawa Chemical Industries Ltd.	3,100	23,144
	Arata Corp.	9,400	200,439
	ARCLANDS Corp.	8,600	99,298
	Arcs Co. Ltd.	9,400	189,143
	Artience Co. Ltd.	9,600	203,290
	Asahi Co. Ltd.	3,000	26,702
	Asahi Yukizai Corp.	3,600	103,071
	Ashimori Industry Co. Ltd.	800	14,990
	Asia Pile Holdings Corp.	10,700	71,066
	ASKA Pharmaceutical Holdings Co. Ltd.	2,600	42,478
	Astena Holdings Co. Ltd.	8,100	26,396
	Autobacs Seven Co. Ltd.	8,500	82,927
	Awa Bank Ltd.	13,400	284,061
	Axell Corp.	2,400	15,409
	Axyz Co. Ltd.	800	15,985
		Shares	Value»
JAPAN — (Continued)
	Bando Chemical Industries Ltd.	10,800	$128,583
	Bank of Iwate Ltd.	3,800	88,591
	Bank of Nagoya Ltd.	3,600	209,514
	Bank of Saga Ltd.	3,301	59,798
	Bank of the Ryukyus Ltd.	15,700	128,087
	Belluna Co. Ltd.	12,600	79,966
	Bourbon Corp.	3,000	52,230
	Br Holdings Corp.	4,400	10,126
	Brother Industries Ltd.	4,500	76,571
	Buffalo, Inc.	2,000	31,527
	Bunka Shutter Co. Ltd.	17,100	289,435
	Carlit Co. Ltd.	5,500	47,332
	Cawachi Ltd.	4,800	87,760
	Central Glass Co. Ltd.	7,400	159,845
	Central Security Patrols Co. Ltd.	2,300	36,215
	Chiba Kogyo Bank Ltd.	15,900	156,990
	Chino Corp.	2,600	41,267
	Chori Co. Ltd.	4,500	113,821
	Chubu Shiryo Co. Ltd.	7,421	82,425
	Chuetsu Pulp & Paper Co. Ltd.	3,600	40,509
	Chugin Financial Group, Inc.	44,800	581,628
	Chuo Gyorui Co. Ltd.	500	12,715
	Citizen Watch Co. Ltd.	66,600	399,760
	CKD Corp.	7,400	132,114
	CK-San-Etsu Co. Ltd.	1,300	34,008
	CMK Corp.	13,300	32,378
	Coca-Cola Bottlers Japan Holdings, Inc.	37,849	578,724
	Cosel Co. Ltd.	2,500	19,322
	Cosmo Energy Holdings Co. Ltd.	18,600	825,516
	Cosmos Initia Co. Ltd.	2,400	22,593
	CTI Engineering Co. Ltd.	6,600	132,263
*	CUC, Inc.	3,100	23,854
	Dai Nippon Toryo Co. Ltd.	5,100	41,955
	Daicel Corp.	58,200	500,641
	Dai-Dan Co. Ltd.	4,100	124,683
	Daido Metal Co. Ltd.	8,900	40,639
	Daido Steel Co. Ltd.	35,200	271,055
	Daihatsu Infinearth Mfg Co. Ltd.	5,500	95,935
	Daihen Corp.	2,300	108,602
	Daiho Corp.	17,000	93,814

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Jitsugyo Co. Ltd.	7,800	$131,969
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,400	6,351
	Daiki Aluminium Industry Co. Ltd.	7,600	52,519
	Daikyonishikawa Corp.	13,400	63,257
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,700	83,118
	Daio Paper Corp.	17,100	95,265
	Daishi Hokuetsu Financial Group, Inc.	15,700	384,242
	Daishinku Corp.	3,100	12,023
	Daisue Construction Co. Ltd.	2,500	38,666
	Daito Pharmaceutical Co. Ltd.	10,200	81,520
	Daitron Co. Ltd.	2,900	70,689
	DCM Holdings Co. Ltd.	32,300	307,081
	Denka Co. Ltd.	18,000	253,806
	Dentsu Group, Inc.	2,100	41,413
	DIC Corp.	19,700	388,850
	DKK-Toa Corp.	3,400	18,220
	DKS Co. Ltd.	2,400	82,113
	Doutor Nichires Holdings Co. Ltd.	8,800	146,170
	Dowa Holdings Co. Ltd.	9,700	316,775
	DyDo Group Holdings, Inc.	3,500	61,811
	Eagle Industry Co. Ltd.	9,400	150,317
	Ebara Foods Industry, Inc.	1,400	23,503
	Eco's Co. Ltd.	3,000	49,090
	EDION Corp.	25,600	340,399
	Ehime Bank Ltd.	14,701	105,309
	Endo Lighting Corp.	4,100	64,790
	Enomoto Co. Ltd.	2,300	22,040
#	Envipro Holdings, Inc.	3,600	11,975
	ES-Con Japan Ltd.	11,300	72,728
	Eslead Corp.	2,900	89,355
	ESPEC Corp.	4,800	101,606
	Exedy Corp.	6,600	207,188
	EXEO Group, Inc.	19,600	257,448
	Ezaki Glico Co. Ltd.	13,000	401,417
	FALCO HOLDINGS Co. Ltd.	2,300	36,549
	Feed One Co. Ltd.	4,700	33,724
	Ferrotec Corp.	10,900	261,430
		Shares	Value»
JAPAN — (Continued)
	FIDEA Holdings Co. Ltd.	3,610	$36,402
	First Bank of Toyama Ltd.	19,100	136,912
	Focus Systems Corp.	1,300	12,333
	Foster Electric Co. Ltd.	5,860	73,137
	France Bed Holdings Co. Ltd.	7,200	61,767
	F-Tech, Inc.	5,800	27,797
	Fudo Tetra Corp.	4,400	68,803
	Fuji Co. Ltd.	2,700	36,328
	Fuji Corp. (6134 JP)	4,200	78,817
	Fuji Corp. Ltd.	7,200	33,016
	Fuji Die Co. Ltd.	1,700	8,608
	Fuji Oil Co. Ltd.	25,701	138,226
	Fuji Pharma Co. Ltd.	2,700	24,937
	Fuji Seal International, Inc.	13,100	240,669
	Fujibo Holdings, Inc.	2,800	110,317
	Fujikura Composites, Inc.	6,200	65,418
	Fujikura Ltd.	4,300	291,894
#	Fujisash Co. Ltd.	1,650	7,844
	Fujiya Co. Ltd.	3,900	63,866
	FuKoKu Co. Ltd.	3,700	42,938
	Fukuda Corp.	1,600	56,429
	Fukui Bank Ltd.	6,500	81,664
	Fukuoka Financial Group, Inc.	32,060	874,181
	Fukuyama Transporting Co. Ltd.	2,701	64,308
	Fumakilla Ltd.	1,200	8,814
	Furukawa Co. Ltd.	11,100	176,578
	Furukawa Electric Co. Ltd.	4,400	265,767
	Furuno Electric Co. Ltd.	8,700	250,937
	Furuya Metal Co. Ltd.	2,500	42,578
	Fuso Pharmaceutical Industries Ltd.	800	11,723
	Futaba Industrial Co. Ltd.	19,300	103,771
	Gakken Holdings Co. Ltd.	9,300	59,036
	Galilei Co. Ltd.	6,000	131,613
	Geo Holdings Corp.	6,900	75,013
	Giken Ltd.	2,299	21,944
	GLOBERIDE, Inc.	5,000	74,813
	Glory Ltd.	12,075	310,496
	GLtechno Holdings, Inc.	4,490	89,949
	Godo Steel Ltd.	3,100	78,222
	Grandy House Corp.	4,100	14,921
	GS Yuasa Corp.	12,800	229,712
	GSI Creos Corp.	3,400	47,723
	G-Tekt Corp.	5,100	62,845

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gunma Bank Ltd.	95,800	$897,064
	Gunze Ltd.	9,700	245,774
	H2O Retailing Corp.	27,900	368,672
	Hachijuni Bank Ltd.	123,212	1,108,495
	Hagiwara Electric Holdings Co. Ltd.	3,300	75,166
	Hagoromo Foods Corp.	500	10,901
	Hamakyorex Co. Ltd.	18,000	174,172
	Handsman Co. Ltd.	1,900	10,092
	Hanwa Co. Ltd.	11,300	455,214
	Harima Chemicals Group, Inc.	4,400	24,575
	Haseko Corp.	16,700	248,443
	Hashimoto Sogyo Holdings Co. Ltd.	3,200	27,199
	Heiwa Corp.	15,900	220,287
	Heiwa Real Estate Co. Ltd.	2,900	42,459
	Heiwado Co. Ltd.	4,687	90,435
*	Hino Motors Ltd.	25,300	61,489
	Hirakawa Hewtech Corp.	4,305	46,570
	Hirano Tecseed Co. Ltd.	2,400	24,761
	Hirata Corp.	2,401	33,956
	Hirogin Holdings, Inc.	77,919	679,672
	Hochiki Corp.	3,900	81,783
	Hodogaya Chemical Co. Ltd.	4,200	41,846
	Hogy Medical Co. Ltd.	5,500	173,666
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	40,943
	Hokkan Holdings Ltd.	3,400	45,085
	Hokko Chemical Industry Co. Ltd.	5,700	56,333
	Hokkoku Financial Holdings, Inc.	6,000	222,001
#	Hokuetsu Corp.	37,800	254,368
	Hokuhoku Financial Group, Inc.	44,000	929,387
	Hokuriku Electric Industry Co. Ltd.	2,500	34,481
	Hokuto Corp.	2,869	35,071
	H-One Co. Ltd.	8,500	79,417
	Honeys Holdings Co. Ltd.	4,700	46,108
	Hoosiers Holdings Co. Ltd.	9,300	83,239
	Hosokawa Micron Corp.	3,700	132,124
	House Foods Group, Inc.	9,500	175,679
#	Howa Machinery Ltd.	4,600	31,723
	Hyakugo Bank Ltd.	68,900	340,786
	Hyakujushi Bank Ltd.	7,500	246,679
	Ibiden Co. Ltd.	5,900	249,518
		Shares	Value»
JAPAN — (Continued)
	Ichiken Co. Ltd.	1,200	$24,832
	Ichikoh Industries Ltd.	9,600	24,246
	Ichinen Holdings Co. Ltd.	6,400	72,904
	Ichiyoshi Securities Co. Ltd.	8,000	39,992
	IDEA Consultants, Inc.	1,600	34,288
	Iida Group Holdings Co. Ltd.	35,900	503,527
	Iino Kaiun Kaisha Ltd.	25,600	175,518
	Imura & Co. Ltd.	2,800	17,776
	Inaba Denki Sangyo Co. Ltd.	12,600	330,428
	Inaba Seisakusho Co. Ltd.	3,600	42,558
	Inabata & Co. Ltd.	14,900	323,278
	INFRONEER Holdings, Inc.	56,352	476,234
	Innotech Corp.	1,200	11,729
#	Inui Global Logistics Co. Ltd.	1,500	12,519
	Iriso Electronics Co. Ltd.	4,963	95,343
	Ishihara Sangyo Kaisha Ltd.	12,100	174,834
	Ishizuka Glass Co. Ltd.	800	14,296
	Itochu Enex Co. Ltd.	14,100	189,305
	Itochu-Shokuhin Co. Ltd.	1,900	127,584
	Itoham Yonekyu Holdings, Inc.	5,840	197,001
	Itoki Corp.	9,500	145,393
	IwaiCosmo Holdings, Inc.	6,600	106,328
	Iwatani Corp.	22,700	238,767
	Iyogin Holdings, Inc.	78,300	909,879
	J Front Retailing Co. Ltd.	33,813	455,791
	J Trust Co. Ltd.	2,500	7,346
	JANOME Corp.	6,900	52,384
	Japan Cash Machine Co. Ltd.	1,500	9,443
#	Japan Electronic Materials Corp.	4,200	67,344
	Japan Medical Dynamic Marketing, Inc.	3,799	13,206
	Japan Pulp & Paper Co. Ltd.	32,500	140,956
	Japan Securities Finance Co. Ltd.	21,100	255,359
	Japan Steel Works Ltd.	500	30,839
	Japan Transcity Corp.	10,000	76,770

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Wool Textile Co. Ltd.	14,100	$130,226
	JDC Corp.	13,600	42,132
	Jichodo Co. Ltd.	200	12,735
	JINUSHI Co. Ltd.	2,900	45,516
	JK Holdings Co. Ltd.	5,500	44,103
	J-Oil Mills, Inc.	5,800	79,671
	Joshin Denki Co. Ltd.	3,843	62,725
	Joyful Honda Co. Ltd.	14,200	195,982
	JSP Corp.	4,300	54,017
	JTEKT Corp.	42,425	366,631
*	Juki Corp.	4,100	10,845
	Juroku Financial Group, Inc.	11,100	382,814
	JVCKenwood Corp.	14,500	114,665
	Kadoya Sesame Mills, Inc.	1,100	28,337
	Kaga Electronics Co. Ltd.	9,800	188,105
	Kameda Seika Co. Ltd.	200	5,349
	Kamei Corp.	7,600	128,723
	Kamigumi Co. Ltd.	13,100	368,155
	Kanaden Corp.	6,000	75,077
	Kanadevia Corp.	39,600	267,266
	Kanagawa Chuo Kotsu Co. Ltd.	1,500	36,389
	Kanamoto Co. Ltd.	7,969	178,729
	Kandenko Co. Ltd.	9,200	217,939
	Kaneka Corp.	11,900	336,850
	Kaneko Seeds Co. Ltd.	4,400	40,113
	Kanematsu Corp.	22,900	430,248
	Kanemi Co. Ltd.	1,200	26,067
	Kanto Denka Kogyo Co. Ltd.	12,700	71,772
	Kato Sangyo Co. Ltd.	6,100	231,539
	Kawada Technologies, Inc.	4,400	114,562
	Kawai Musical Instruments Manufacturing Co. Ltd.	600	10,386
	KEIWA, Inc.	3,000	24,728
	Keiyo Bank Ltd.	38,500	289,288
	Kenko Mayonnaise Co. Ltd.	3,934	48,698
	KH Neochem Co. Ltd.	4,800	90,848
	Kimura Chemical Plants Co. Ltd.	5,800	39,056
	Kimura Unity Co. Ltd.	9,800	53,690
	Ki-Star Real Estate Co. Ltd.	2,600	83,203
	Kitagawa Corp.	2,400	22,636
	Kita-Nippon Bank Ltd.	3,600	80,654
	Kitz Corp.	17,700	148,463
	Kiyo Bank Ltd.	18,800	342,012
		Shares	Value»
JAPAN — (Continued)
*	KNT-CT Holdings Co. Ltd.	2,200	$15,115
	Koa Corp.	3,700	25,909
	Koa Shoji Holdings Co. Ltd.	2,900	13,801
	Koatsu Gas Kogyo Co. Ltd.	9,700	70,148
	Kobe Steel Ltd.	66,700	732,839
	Kohnan Shoji Co. Ltd.	7,000	180,755
	Kohsoku Corp.	1,000	19,206
	Kojima Co. Ltd.	13,300	106,208
	Kokuyo Co. Ltd.	86,800	511,405
	Komehyo Holdings Co. Ltd.	1,400	27,082
	Komeri Co. Ltd.	7,400	152,442
	Kondotec, Inc.	5,400	56,932
*	Konica Minolta, Inc.	103,400	336,163
	Konishi Co. Ltd.	16,600	133,627
	Konoike Transport Co. Ltd.	9,000	192,608
	Kose Corp.	1,200	46,052
	KPP Group Holdings Co. Ltd.	12,100	62,184
	Krosaki Harima Corp.	6,100	139,702
	KRS Corp.	3,600	80,952
	K's Holdings Corp.	36,100	361,119
	KU Holdings Co. Ltd.	3,700	28,534
	Kumagai Gumi Co. Ltd.	8,706	258,995
	Kumiai Chemical Industry Co. Ltd.	18,300	98,635
	Kurabo Industries Ltd.	4,600	244,136
	Kuraray Co. Ltd.	93,700	1,158,457
	Kureha Corp.	14,700	335,237
	Kurimoto Ltd.	3,200	166,457
	Kuriyama Holdings Corp.	5,000	50,764
	KYB Corp.	12,400	266,529
	Kyodo Printing Co. Ltd.	7,600	69,807
	Kyoei Steel Ltd.	6,608	94,956
	Kyokuto Boeki Kaisha Ltd.	4,800	48,577
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	180,206
	Kyokuyo Co. Ltd.	2,800	86,663
	Kyorin Pharmaceutical Co. Ltd.	8,300	83,405
	Kyosan Electric Manufacturing Co. Ltd.	12,300	41,015
	Kyudenko Corp.	1,200	51,270
	Kyushu Financial Group, Inc.	99,900	510,173
	Lacto Japan Co. Ltd.	2,600	68,806
	LEC, Inc.	7,500	55,974
	Life Corp.	9,400	150,234
	LIFULL Co. Ltd.	26,000	34,323

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lintec Corp.	10,100	$202,512
	Lixil Corp.	72,900	844,555
	Look Holdings, Inc.	1,800	28,897
	Mabuchi Motor Co. Ltd.	18,900	273,263
	Macnica Holdings, Inc.	8,200	107,095
	Maezawa Industries, Inc.	3,900	44,898
	Makino Milling Machine Co. Ltd.	6,900	527,701
	Mandom Corp.	10,593	100,998
	Marubun Corp.	5,500	40,075
	Marudai Food Co. Ltd.	5,400	68,018
	Maruha Nichiro Corp.	13,400	278,302
	MARUKA FURUSATO Corp.	5,038	79,269
	Maruyama Manufacturing Co., Inc.	1,100	15,132
	Maruzen CHI Holdings Co. Ltd.	3,000	6,397
	Maruzen Showa Unyu Co. Ltd.	3,700	176,351
#	Marvelous, Inc.	3,700	13,282
	Matsuda Sangyo Co. Ltd.	4,300	102,402
	Matsuoka Corp.	1,100	13,280
	Maxell Ltd.	9,900	131,565
	Maxvalu Tokai Co. Ltd.	2,200	46,218
	Mazda Motor Corp.	118,000	707,587
	Mebuki Financial Group, Inc.	163,600	887,049
	Media Do Co. Ltd.	2,000	23,184
	Medical System Network Co. Ltd.	10,600	34,425
	Medipal Holdings Corp.	43,700	723,566
	Megmilk Snow Brand Co. Ltd.	12,000	226,779
	Meidensha Corp.	5,700	214,671
	Meiji Electric Industries Co. Ltd.	3,800	48,904
	Meiji Shipping Group Co. Ltd.	4,300	20,004
	Meiko Electronics Co. Ltd.	3,000	147,011
#	Meiwa Estate Co. Ltd.	4,900	33,767
	Menicon Co. Ltd.	10,685	82,646
	Mie Kotsu Group Holdings, Inc.	16,800	56,095
	MIMAKI ENGINEERING Co. Ltd.	700	10,095
		Shares	Value»
JAPAN — (Continued)
	Mirait One Corp.	23,310	$417,082
	Mirarth Holdings, Inc.	22,700	58,076
	Mitsuba Corp.	15,300	86,667
	Mitsubishi Gas Chemical Co., Inc.	40,800	704,826
	Mitsubishi Logisnext Co. Ltd.	5,100	65,607
	Mitsubishi Logistics Corp.	69,500	594,113
	Mitsubishi Materials Corp.	30,200	461,264
	Mitsubishi Motors Corp.	142,100	373,393
	Mitsubishi Paper Mills Ltd.	9,464	41,829
	Mitsubishi Research Institute, Inc.	2,400	75,144
	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	23,106
	Mitsui Chemicals, Inc.	32,100	716,574
	Mitsui DM Sugar Co. Ltd.	5,495	112,591
	Mitsui E&S Co. Ltd.	14,000	291,682
	Mitsui High-Tec, Inc.	6,400	32,155
	Mitsui Mining & Smelting Co. Ltd.	16,016	677,407
	Mitsui-Soko Holdings Co. Ltd.	9,900	257,243
	Mitsuuroko Group Holdings Co. Ltd.	5,200	73,552
	Miyazaki Bank Ltd.	7,000	185,221
	Mizuno Corp.	8,700	158,480
	Mochida Pharmaceutical Co. Ltd.	2,600	53,102
	Morinaga Milk Industry Co. Ltd.	19,900	432,768
	Moriroku Co. Ltd.	2,601	41,705
	Morita Holdings Corp.	8,400	127,628
	Mory Industries, Inc.	9,000	53,687
	MrMax Holdings Ltd.	8,500	48,176
	Mugen Estate Co. Ltd.	2,800	36,275
	Musashi Seimitsu Industry Co. Ltd.	7,700	165,776
	Musashino Bank Ltd.	10,000	246,586
	Nabtesco Corp.	20,700	380,807
	NAC Co. Ltd.	6,000	22,296
	Nachi-Fujikoshi Corp.	2,587	55,335
#	Nafco Co. Ltd.	2,600	32,260
#	Nagano Keiki Co. Ltd.	1,500	20,735
	Nagase & Co. Ltd.	28,200	555,756
	Naigai Tec Corp.	900	12,121
	Nakamoto Packs Co. Ltd.	800	10,558
	Nakamuraya Co. Ltd.	1,100	22,649

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakayama Steel Works Ltd.	8,500	$35,965
	Nanto Bank Ltd.	8,900	266,924
	Nanyo Corp.	2,600	22,856
	Natori Co. Ltd.	2,300	30,654
	NGK Insulators Ltd.	59,400	752,018
	NH Foods Ltd.	8,600	288,929
	NHK Spring Co. Ltd.	54,544	614,146
	Nicca Chemical Co. Ltd.	1,800	15,074
	Nice Corp.	2,600	31,708
	Nichiban Co. Ltd.	3,400	45,331
	Nichicon Corp.	13,400	114,765
	Nichiden Corp.	4,700	88,791
	Nichiha Corp.	6,100	127,040
	Nichimo Co. Ltd.	1,600	24,854
	Nichirin Co. Ltd.	3,750	88,126
	Nihon Chouzai Co. Ltd.	2,500	58,075
	Nihon Denkei Co. Ltd.	2,100	29,768
	Nihon Nohyaku Co. Ltd.	13,700	80,502
	Nihon Yamamura Glass Co. Ltd.	1,100	19,473
	Nikkiso Co. Ltd.	11,500	102,834
	Nikkon Holdings Co. Ltd.	24,600	554,083
	Nikon Corp.	75,300	731,291
	Nippi, Inc.	900	64,276
	Nippn Corp.	14,900	214,861
	Nippon Carbide Industries Co., Inc.	2,300	28,886
	Nippon Chemical Industrial Co. Ltd.	2,900	40,720
*	Nippon Chemi-Con Corp.	2,100	17,330
#*	Nippon Coke & Engineering Co. Ltd.	51,900	32,157
	Nippon Concrete Industries Co. Ltd.	17,600	35,293
	Nippon Denko Co. Ltd.	34,300	63,969
	Nippon Dry-Chemical Co. Ltd.	1,400	47,428
	Nippon Electric Glass Co. Ltd.	21,400	572,800
	Nippon Express Holdings, Inc.	32,700	718,319
	Nippon Kayaku Co. Ltd.	27,900	260,529
	Nippon Light Metal Holdings Co. Ltd.	6,403	74,300
	Nippon Paper Industries Co. Ltd.	31,400	231,018
		Shares	Value»
JAPAN — (Continued)
	Nippon Rietec Co. Ltd.	3,460	$45,347
	Nippon Seisen Co. Ltd.	3,500	25,289
*	Nippon Sheet Glass Co. Ltd.	24,000	79,478
	Nippon Shinyaku Co. Ltd.	9,400	202,392
	Nippon Shokubai Co. Ltd.	28,200	320,605
	Nippon Soda Co. Ltd.	13,200	299,261
	Nippon Thompson Co. Ltd.	23,600	93,960
	Nippon Yakin Kogyo Co. Ltd.	4,300	118,828
	Nipro Corp.	37,500	345,290
	Nishi-Nippon Financial Holdings, Inc.	29,200	461,233
	Nishio Holdings Co. Ltd.	5,400	150,721
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	49,021
	Nissha Co. Ltd.	8,186	72,687
	Nisshin Oillio Group Ltd.	7,900	268,611
	Nisshinbo Holdings, Inc.	33,453	212,561
	Nissui Corp.	80,200	468,229
	Nitta Gelatin, Inc.	3,800	23,082
	Nitto Fuji Flour Milling Co. Ltd.	800	38,813
	Nitto Kogyo Corp.	4,500	99,435
	Nitto Seiko Co. Ltd.	12,100	50,295
	Nittoku Co. Ltd.	2,801	37,923
	Nojima Corp.	12,500	285,751
	Nomura Real Estate Holdings, Inc.	68,000	376,830
	Noritake Co. Ltd.	5,400	153,642
	Noritz Corp.	6,200	78,667
	North Pacific Bank Ltd.	82,400	354,553
	NPR-RIKEN Corp.	3,660	61,574
	NS Tool Co. Ltd.	2,500	12,847
	NS United Kaiun Kaisha Ltd.	3,800	105,458
	NSK Ltd.	36,811	176,161
	NSW, Inc.	2,600	44,546
	NTN Corp.	86,100	146,899
	Obara Group, Inc.	2,900	74,234
	Ochi Holdings Co. Ltd.	900	8,355
	Ogaki Kyoritsu Bank Ltd.	5,700	107,353
#	Ohara, Inc.	2,300	17,896
	Oiles Corp.	5,700	81,038
	Oita Bank Ltd.	4,300	134,636
	Oji Holdings Corp.	246,400	1,200,918
	Okabe Co. Ltd.	15,300	88,230

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Okada Aiyon Corp.	300	$3,818
Okamoto Industries, Inc.	2,600	88,051
Okamoto Machine Tool Works Ltd.	1,300	42,225
Okamura Corp.	13,900	219,098
Okasan Securities Group, Inc.	48,700	210,689
Oki Electric Industry Co. Ltd.	14,500	150,880
Okinawa Financial Group, Inc.	8,880	201,151
OKUMA Corp.	12,100	329,196
Okumura Corp.	8,700	256,982
Okura Industrial Co. Ltd.	2,800	80,883
Okuwa Co. Ltd.	12,382	76,492
Olba Healthcare Holdings, Inc.	1,600	21,761
Onoken Co. Ltd.	5,000	47,740
Onward Holdings Co. Ltd.	37,900	154,228
Open House Group Co. Ltd.	2,900	128,239
Optimus Group Co. Ltd.	4,000	9,661
Optorun Co. Ltd.	2,900	31,258
Oriental Consultants Holdings Co. Ltd.	500	17,240
Oriental Shiraishi Corp.	32,000	81,879
Osaka Organic Chemical Industry Ltd.	1,000	19,312
Osaki Electric Co. Ltd.	8,300	57,577
OSG Corp.	16,700	216,087
OUG Holdings, Inc.	1,100	28,949
Pacific Industrial Co. Ltd.	10,400	141,882
Pack Corp.	3,300	24,801
PALTAC Corp.	6,300	180,287
Paraca, Inc.	1,600	20,101
Paramount Bed Holdings Co. Ltd.	9,500	155,872
Penta-Ocean Construction Co. Ltd.	37,400	242,030
PHC Holdings Corp.	4,000	24,514
Pickles Holdings Co. Ltd.	4,900	32,114
PILLAR Corp.	2,600	66,593
Pole To Win Holdings, Inc.	10,603	25,403
Press Kogyo Co. Ltd.	25,900	102,427
Prima Meat Packers Ltd.	2,100	33,154
		Shares	Value»
JAPAN — (Continued)
	Procrea Holdings, Inc.	2,200	$22,288
	PS Construction Co. Ltd.	3,450	41,698
	QB Net Holdings Co. Ltd.	3,000	23,724
	Qol Holdings Co. Ltd.	6,200	82,980
	Raiznext Corp.	8,600	106,531
	Rasa Corp.	1,900	19,358
	Rasa Industries Ltd.	2,000	56,217
	Rengo Co. Ltd.	36,900	214,019
#*	RENOVA, Inc.	14,500	67,926
	Resonac Holdings Corp.	44,500	1,070,142
	Restar Corp.	4,500	80,814
	Retail Partners Co. Ltd.	5,900	56,340
	Rheon Automatic Machinery Co. Ltd.	4,400	40,265
	Ricoh Co. Ltd.	52,900	463,853
	Riken Technos Corp.	11,500	88,577
	Riken Vitamin Co. Ltd.	5,400	103,048
	Rion Co. Ltd.	2,100	35,838
	Rix Corp.	600	13,113
	Rohm Co. Ltd.	71,000	893,455
	Rokko Butter Co. Ltd.	1,300	10,575
	Ryobi Ltd.	7,900	119,379
	RYODEN Corp.	5,800	111,054
	Ryoyo Ryosan Holdings, Inc.	4,148	76,191
	S Foods, Inc.	2,200	38,733
	S&B Foods, Inc.	5,000	99,496
#	Sac's Bar Holdings, Inc.	7,900	42,559
	Sakai Chemical Industry Co. Ltd.	5,400	102,210
	Sakai Heavy Industries Ltd.	3,200	44,242
	Sakai Moving Service Co. Ltd.	2,000	35,397
	Sakata INX Corp.	10,570	150,350
	Sakata Seed Corp.	4,800	107,930
	Sala Corp.	18,200	116,377
	San Holdings, Inc.	6,600	69,719
	San ju San Financial Group, Inc.	7,530	169,344
	San-A Co. Ltd.	8,800	175,339
	San-Ai Obbli Co. Ltd.	16,400	221,069
	San-In Godo Bank Ltd.	43,200	363,771
*	Sanken Electric Co. Ltd.	3,500	198,538
	Sanki Engineering Co. Ltd.	6,900	203,017
	Sanko Gosei Ltd.	13,300	71,277
	Sanko Metal Industrial Co. Ltd.	1,000	47,381

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Frontier Co. Ltd.	2,800	$37,584
	Sankyo Tateyama, Inc.	8,700	35,098
	Sankyu, Inc.	6,000	353,204
#	Sanoh Industrial Co. Ltd.	3,700	17,095
	Sansei Technologies, Inc.	4,600	53,789
	Sansha Electric Manufacturing Co. Ltd.	2,600	14,708
	Sanyo Chemical Industries Ltd.	2,800	73,379
	Sanyo Denki Co. Ltd.	2,700	167,416
	Sanyo Trading Co. Ltd.	6,600	65,860
	Sato Corp.	6,500	91,928
	Sato Shoji Corp.	5,000	55,532
	Satori Electric Co. Ltd.	4,200	48,298
	Satudora Holdings Co. Ltd.	1,800	9,872
	Sawai Group Holdings Co. Ltd.	28,200	361,989
	SBS Holdings, Inc.	3,100	66,004
	Scroll Corp.	8,200	59,237
	Seika Corp.	2,600	89,079
	Seiko Epson Corp.	24,100	305,788
	Seiko Group Corp.	8,200	227,950
	Seino Holdings Co. Ltd.	23,400	355,909
	Seiren Co. Ltd.	1,500	24,505
	Sekisui Kasei Co. Ltd.	11,200	25,847
	SEMITEC Corp.	1,700	26,589
	Senko Group Holdings Co. Ltd.	23,700	318,983
	Senshu Ikeda Holdings, Inc.	55,800	237,513
	Seven Bank Ltd.	37,900	68,076
*	Sharp Corp.	1,400	6,619
	Shibaura Machine Co. Ltd.	3,500	90,082
	Shibusawa Logistics Corp.	3,100	89,727
	Shibuya Corp.	1,200	28,856
	Shiga Bank Ltd.	12,400	497,988
	Shikibo Ltd.	4,000	26,350
	Shikoku Bank Ltd.	8,100	66,996
	Shima Seiki Manufacturing Ltd.	5,680	39,888
	Shimizu Corp.	900	9,970
	Shimojima Co. Ltd.	5,000	41,561
	Shin Nippon Air Technologies Co. Ltd.	3,400	59,645
		Shares	Value»
JAPAN — (Continued)
	Shinagawa Refractories Co. Ltd.	8,500	$97,108
	Shin-Etsu Polymer Co. Ltd.	11,300	133,424
	Shinko Shoji Co. Ltd.	8,100	53,212
	Shinmaywa Industries Ltd.	14,600	176,214
	Shinsho Corp.	4,500	62,929
	Shinwa Co. Ltd. (7607 JP)	3,600	81,347
	Shizuoka Financial Group, Inc.	16,600	196,348
	Shizuoka Gas Co. Ltd.	16,700	125,519
	Shofu, Inc.	1,000	13,453
	Showa Sangyo Co. Ltd.	600	12,050
	Showa Shinku Co. Ltd.	700	6,392
	Siix Corp.	10,100	82,326
	Sinanen Holdings Co. Ltd.	2,300	100,019
	Sinfonia Technology Co. Ltd.	3,900	244,938
	SKY Perfect JSAT Holdings, Inc.	56,500	535,069
	Skymark Airlines, Inc.	4,700	15,312
	Soda Nikka Co. Ltd.	6,400	46,999
	Sodick Co. Ltd.	15,100	89,100
	Sojitz Corp.	28,600	680,676
	Soken Chemical & Engineering Co. Ltd.	5,600	61,448
	SPK Corp.	3,200	50,573
	Star Mica Holdings Co. Ltd.	7,500	49,544
	Star Micronics Co. Ltd.	6,200	71,299
	Starts Corp., Inc.	8,200	247,947
	Starzen Co. Ltd.	14,700	114,270
	Stella Chemifa Corp.	2,500	70,915
	Step Co. Ltd.	1,700	26,152
	Sugimoto & Co. Ltd.	5,600	66,451
	SUMCO Corp.	56,772	444,002
	Sumida Corp.	4,001	27,270
	Sumitomo Bakelite Co. Ltd.	4,400	127,596
	Sumitomo Heavy Industries Ltd.	19,249	426,299
	Sumitomo Mitsui Construction Co. Ltd.	22,300	87,925
	Sumitomo Osaka Cement Co. Ltd.	9,475	246,617
*	Sumitomo Pharma Co. Ltd.	33,100	284,777

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Riko Co. Ltd.	12,100	$153,229
	Sumitomo Rubber Industries Ltd.	51,154	584,668
	Sumitomo Seika Chemicals Co. Ltd.	2,400	71,811
	Sun Frontier Fudousan Co. Ltd.	9,500	133,004
*	Suncall Corp.	1,000	2,539
	Sun-Wa Technos Corp.	3,300	52,711
	Suruga Bank Ltd.	53,500	492,612
	Suzuken Co. Ltd.	17,500	661,451
	Suzuki Co. Ltd.	4,300	52,721
	SWCC Corp.	200	11,973
	T Hasegawa Co. Ltd.	8,400	173,315
	T RAD Co. Ltd.	2,300	75,091
	Tachibana Eletech Co. Ltd.	4,500	85,189
	Tachi-S Co. Ltd.	8,200	97,106
	Tadano Ltd.	21,200	152,530
	Taihei Dengyo Kaisha Ltd.	4,000	171,975
	Taiheiyo Cement Corp.	29,400	718,443
	Taiheiyo Kouhatsu, Inc.	1,500	7,174
	Taiho Kogyo Co. Ltd.	6,400	26,873
	Taikisha Ltd.	14,000	250,830
	Taiko Bank Ltd.	1,500	16,279
	Taiyo Yuden Co. Ltd.	21,369	399,241
	Takamatsu Construction Group Co. Ltd.	4,700	95,823
	Takaoka Toko Co. Ltd.	3,700	70,745
	Takara & Co. Ltd.	3,300	77,530
	Takara Holdings, Inc.	26,100	219,715
	Takara Standard Co. Ltd.	7,800	133,364
	Takasago International Corp.	4,300	206,150
	Takashima & Co. Ltd.	6,000	63,833
	Takashimaya Co. Ltd.	62,200	480,695
	Take & Give Needs Co. Ltd.	2,200	13,102
#	TAKEBISHI Corp.	2,800	35,181
	Taki Chemical Co. Ltd.	1,000	19,390
	Takuma Co. Ltd.	2,300	33,269
	Tamura Corp.	15,901	50,796
	Tanabe Engineering Corp.	1,300	22,114
	Tayca Corp.	5,500	45,121
	Technoflex Corp.	1,200	11,192
	Teijin Ltd.	6,500	55,248
	Tekken Corp.	3,000	62,254
	Tera Probe, Inc.	1,100	24,467
		Shares	Value»
JAPAN — (Continued)
	Terasaki Electric Co. Ltd.	900	$22,836
	Tess Holdings Co. Ltd.	10,500	30,417
	Toa Corp. (1885 JP)	17,200	214,871
	TOA ROAD Corp.	12,400	132,701
	Toagosei Co. Ltd.	14,300	140,178
	TOBISHIMA HOLDINGS, Inc.	3,740	48,536
	Tochigi Bank Ltd.	24,700	72,570
	Toda Corp.	39,400	251,260
	Toenec Corp.	13,000	114,597
	Togami Electric Manufacturing Co. Ltd.	700	18,291
	Toho Acetylene Co. Ltd.	6,000	13,894
#	Toho Bank Ltd.	53,600	130,502
	Toho Holdings Co. Ltd.	8,600	290,228
	Tohoku Bank Ltd.	4,728	36,659
	Tokai Carbon Co. Ltd.	16,800	114,721
	Tokai Corp.	2,268	31,648
	Tokai Rika Co. Ltd.	13,500	216,147
	Tokai Tokyo Financial Holdings, Inc.	39,676	143,031
	Tokushu Tokai Paper Co. Ltd.	2,300	59,884
	Tokuyama Corp.	16,000	342,635
	Tokyo Energy & Systems, Inc.	3,090	34,024
	Tokyo Kiraboshi Financial Group, Inc.	8,300	357,859
	Tokyo Rope Manufacturing Co. Ltd.	4,600	41,122
	Tokyo Sangyo Co. Ltd.	4,000	21,483
	Tokyo Steel Manufacturing Co. Ltd.	2,000	20,810
	Tokyo Tatemono Co. Ltd.	43,000	719,599
	Tokyo Tekko Co. Ltd.	700	25,499
	Tokyu Construction Co. Ltd.	8,800	60,457
	Tokyu Fudosan Holdings Corp.	103,300	728,436
	Toli Corp.	12,400	46,197
	Tomen Devices Corp.	1,400	54,401
	Tomoe Engineering Co. Ltd.	6,900	72,682
	Tomoku Co. Ltd.	3,200	69,675
	TOMONY Holdings, Inc.	53,500	216,266
	Topre Corp.	9,601	131,532

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Topy Industries Ltd.	1,800	$31,128
	Torex Semiconductor Ltd.	5,099	51,844
	Torishima Pump Manufacturing Co. Ltd.	3,700	53,066
	Tosei Corp.	9,200	177,399
	Tosho Co. Ltd.	4,000	18,018
	Tosoh Corp.	61,200	921,331
	Totetsu Kogyo Co. Ltd.	5,700	157,737
	Towa Bank Ltd.	11,200	56,871
	Towa Pharmaceutical Co. Ltd.	8,500	184,408
	Toyo Construction Co. Ltd.	15,400	168,306
	Toyo Corp.	1,200	12,130
	Toyo Innovex Co. Ltd.	5,300	22,570
	Toyo Kanetsu KK	2,400	64,824
	Toyo Seikan Group Holdings Ltd.	38,700	801,508
	Toyo Tanso Co. Ltd.	2,200	70,622
	Toyo Tire Corp.	30,000	635,432
	Toyobo Co. Ltd.	30,923	200,237
	Toyoda Gosei Co. Ltd.	16,500	348,216
	Toyota Boshoku Corp.	19,600	278,526
	TRE Holdings Corp.	12,600	112,984
	Trusco Nakayama Corp.	10,600	154,380
#	Tsubaki Nakashima Co. Ltd.	7,100	16,443
	Tsubakimoto Chain Co.	21,500	301,770
	Tsubakimoto Kogyo Co. Ltd.	3,000	53,215
	Tsugami Corp.	12,900	177,662
	Tsukishima Holdings Co. Ltd.	5,300	80,570
	Tsukuba Bank Ltd.	25,000	42,473
	Tsumura & Co.	6,400	157,874
	Tsuzuki Denki Co. Ltd.	1,800	36,376
	UACJ Corp.	10,800	425,000
	UBE Corp.	20,400	312,280
	Uchida Yoko Co. Ltd.	2,000	136,868
	Ueki Corp.	1,000	14,544
	Ulvac, Inc.	6,800	249,777
	Union Tool Co.	600	25,058
	Unipres Corp.	9,700	68,714
	United Super Markets Holdings, Inc.	15,557	96,985
*	Universal Entertainment Corp.	4,200	28,054
	Urbanet Corp. Co. Ltd.	7,300	24,295
	Shares	Value»
JAPAN — (Continued)
Ushio, Inc.	20,900	$256,359
V Technology Co. Ltd.	3,300	64,721
Valor Holdings Co. Ltd.	16,000	282,574
Valqua Ltd.	2,487	58,125
Vital KSK Holdings, Inc.	14,400	121,149
VT Holdings Co. Ltd.	24,900	76,807
Wacoal Holdings Corp.	6,800	245,758
Wakachiku Construction Co. Ltd.	3,700	124,059
Wakita & Co. Ltd.	12,600	146,904
Warabeya Nichiyo Holdings Co. Ltd.	2,300	41,138
Wise Holdings Co. Ltd.	27,600	15,073
World Co. Ltd.	7,600	139,608
World Holdings Co. Ltd.	2,400	37,895
Xebio Holdings Co. Ltd.	9,902	73,199
Yahagi Construction Co. Ltd.	7,300	95,929
YAKUODO Holdings Co. Ltd.	2,000	30,526
YAMABIKO Corp.	9,400	136,547
Yamada Holdings Co. Ltd.	87,400	266,371
Yamae Group Holdings Co. Ltd.	5,000	85,887
Yamagata Bank Ltd.	4,900	49,385
Yamaguchi Financial Group, Inc.	54,528	617,191
Yamaichi Electronics Co. Ltd.	5,600	106,676
Yamanashi Chuo Bank Ltd.	8,400	155,702
Yamatane Corp.	4,600	78,407
Yamaya Corp.	1,800	31,385
Yamazen Corp.	14,700	130,296
Yashima Denki Co. Ltd.	2,600	30,502
Yellow Hat Ltd.	19,200	203,245
Yokogawa Bridge Holdings Corp.	9,000	159,531
Yokohama Rubber Co. Ltd.	39,300	1,123,662
Yokorei Co. Ltd.	8,800	61,282
Yokowo Co. Ltd.	3,099	32,151
Yondenko Corp.	9,000	79,103
Yondoshi Holdings, Inc.	1,600	18,389
Yorozu Corp.	5,700	35,726

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yotai Refractories Co. Ltd.	400	$4,539
	Yuasa Trading Co. Ltd.	4,900	152,238
	Yurtec Corp.	11,800	193,165
	Zacros Corp.	4,700	122,480
	Zenrin Co. Ltd.	7,800	57,011
	Zeon Corp.	28,500	302,485
	Zojirushi Corp.	2,000	23,860
TOTAL JAPAN			118,529,030
KUWAIT — (0.2%)
	A'ayan Leasing & Investment Co. KSCP	146,389	86,115
	Agility Public Warehousing Co. KSC	179,396	83,637
	Al Ahli Bank of Kuwait KSCP	36,979	36,309
	Al-Eid Food KSC	16,383	11,809
	Burgan Bank SAK	162,253	132,287
	Combined Group Contracting Co. SAK	8,633	20,367
	Gulf Bank KSCP	22,252	24,582
	Gulf Cables & Electrical Industries Group Co. KSCP	6,109	41,839
	Kuwait International Bank KSCP	248,467	224,360
	Mezzan Holding Co. KSCC	9,575	38,865
	Mobile Telecommunications Co. KSCP	18,082	31,391
*	Warba Bank KSCP	571,722	517,101
TOTAL KUWAIT			1,248,662
MALAYSIA — (0.4%)
	Able Global Bhd.	27,200	9,535
	Aeon Co. M Bhd.	42,400	12,805
#*	AFFIN Bank Bhd.	99,265	55,274
	Ajinomoto Malaysia Bhd.	3,900	11,740
	Alliance Bank Malaysia Bhd.	158,146	166,195
	Allianz Malaysia Bhd.	10,200	41,612
	AME Elite Consortium Bhd.	23,900	8,438
	AMMB Holdings Bhd. (AMM MK)	50,500	59,670
#	Bank Islam Malaysia Bhd.	109,299	57,310
	Batu Kawan Bhd.	15,700	69,282
*	Berjaya Corp. Bhd.	559,724	36,683
		Shares	Value»
MALAYSIA — (Continued)
	Beshom Holdings Bhd.	16,303	$2,279
	CB Industrial Product Holding Bhd.	30,900	7,605
	Coastal Contracts Bhd.	24,400	7,218
	Dayang Enterprise Holdings Bhd.	131,640	56,619
	DRB-Hicom Bhd.	90,500	17,879
	Duopharma Biotech Bhd.	74,277	22,962
#	Eastern & Oriental Bhd.	157,000	30,614
	Eco World Development Group Bhd.	128,100	60,949
	Gamuda Bhd.	40,251	48,583
#	Genting Bhd.	276,400	202,240
#	Genting Malaysia Bhd.	300,400	137,418
	Genting Plantations Bhd.	40,500	46,536
	Guan Chong Bhd.	38,266	10,188
	Hap Seng Plantations Holdings Bhd.	23,700	10,705
	Hiap Teck Venture Bhd.	111,300	7,785
	Hibiscus Petroleum Bhd.	92,680	33,824
	IGB Bhd.	77,974	57,069
	IJM Corp. Bhd.	323,800	215,658
	IOI Properties Group Bhd.	206,749	102,424
#	JAKS Resources Bhd.	146,300	3,412
	Jaya Tiasa Holdings Bhd.	64,000	18,067
	Kenanga Investment Bank Bhd.	109,500	23,175
	Kerjaya Prospek Group Bhd.	39,895	18,999
	Kretam Holdings Bhd.	95,800	15,771
#*	KSL Holdings Bhd.	31,100	11,771
#	Lagenda Properties Bhd.	36,600	10,350
	LBS Bina Group Bhd.	94,400	10,248
	Leong Hup International Bhd.	162,900	23,030
	LPI Capital Bhd.	4,500	15,293
#	Magnum Bhd.	93,230	29,474
	Mah Sing Group Bhd.	269,500	73,305
#	Malayan Flour Mills Bhd.	156,450	21,234
#	Malaysia Smelting Corp. Bhd.	80,000	21,639
#	Malaysian Pacific Industries Bhd.	3,900	18,265

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Malaysian Resources Corp. Bhd.	243,277	$30,299
	Matrix Concepts Holdings Bhd.	150,187	47,029
	MBSB Bhd.	394,884	63,260
	Mega First Corp. Bhd.	82,000	69,570
	Mi Technovation Bhd.	28,300	13,348
#	MKH Bhd.	42,400	10,498
	MKH Oil Palm East Kalimantan Bhd.	6,057	893
	MNRB Holdings Bhd.	102,843	44,474
*	Muhibbah Engineering M Bhd.	82,700	11,120
††	Nylex Malaysia Bhd.	1,285	14
	Pantech Group Holdings Bhd.	54,900	8,719
#	Perak Transit Bhd.	88,200	14,257
*	Sapura Energy Bhd.	1,048,700	9,797
	Sarawak Oil Palms Bhd.	68,077	53,342
	Scientex Bhd.	103,400	78,906
	Sime Darby Bhd.	258,400	98,504
#	Sime Darby Property Bhd.	422,900	146,563
	SKP Resources Bhd.	173,700	38,302
	SP Setia Bhd. Group	277,400	72,512
#	Sports Toto Bhd.	35,496	11,385
	Sunway Bhd.	43,500	48,072
#	Syarikat Takaful Malaysia Keluarga Bhd.	43,444	32,515
#	Ta Ann Holdings Bhd.	39,440	35,533
*	Tropicana Corp. Bhd.	116,928	32,555
	TSH Resources Bhd.	130,600	35,688
	UEM Sunrise Bhd.	335,500	58,483
	Unisem M Bhd.	32,200	17,481
	United Malacca Bhd.	15,200	19,039
#	UOA Development Bhd.	200,000	82,432
	Velesto Energy Bhd.	447,600	18,858
	VS Industry Bhd.	375,479	70,320
*	WCT Holdings Bhd.	205,400	37,611
	Yinson Holdings Bhd.	103,978	56,933
	YTL Corp. Bhd.	68,800	39,827
TOTAL MALAYSIA			3,329,271
MEXICO — (0.5%)
	Alfa SAB de CV, Class A	400,171	291,882
#	Alpek SAB de CV	39,241	18,783
Ω	Banco del Bajio SA	79,104	177,790
	Cemex SAB de CV (CEMEXCPO MM)	33,134	28,910
	Cemex SAB de CV (CX US), Sponsored ADR	161,967	1,409,113
		Shares	Value»
MEXICO — (Continued)
*	Controladora Alpek SAB de CV	400,171	$57,273
*	Controladora AXTEL SAB de CV	346,918	13,314
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	18,600	10,875
	El Puerto de Liverpool SAB de CV, Class C1	13,092	63,902
	GCC SAB de CV	12,102	113,149
	Genomma Lab Internacional SAB de CV, Class B	78,280	90,376
	Gentera SAB de CV	133,929	303,710
	Grupo Industrial Saltillo SAB de CV	37,531	29,643
	Grupo Televisa SAB (TLEVICPO MM)	209,858	115,692
*Ω	Grupo Traxion SAB de CV	28,600	25,060
*	Industrias CH SAB de CV	34,322	309,289
*	Industrias Penoles SAB de CV	1,904	50,005
	La Comer SAB de CV	67,095	144,148
	Megacable Holdings SAB de CV	63,266	174,522
*Ω	Nemak SAB de CV	144,062	25,811
*	Ollamani SAB	7,281	18,147
	Operadora De Sites Mexicanos SAB de CV, Class A-1	47,307	40,900
	Orbia Advance Corp. SAB de CV	51,626	35,111
	Organizacion Cultiba SAB de CV	58,298	33,189
*	Organizacion Soriana SAB de CV, Class B	12,168	16,764
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	18,174	214,822
	Regional SAB de CV	22,096	170,841
*	Vista Energy SAB de CV (VIST US), ADR	5,814	259,886
*	Vitro SAB de CV	19,893	5,747
TOTAL MEXICO			4,248,654

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (2.4%)
	Aalberts NV	15,005	$479,594
Ω	ABN AMRO Bank NV	115,473	3,338,144
	Acomo NV	5,335	135,338
	Aegon Ltd. (AGN NA)	17,511	125,143
*	AFC Ajax NV	763	8,431
	Allfunds Group PLC	46,506	322,017
	AMG Critical Materials NV	3,391	95,480
	Aperam SA	10,961	322,407
	ASR Nederland NV	37,548	2,494,085
Ω	B&S Group SARL	5,237	35,125
	Brunel International NV	3,954	41,079
	Corbion NV	7,342	139,335
	Flow Traders Ltd.	5,735	171,774
	ForFarmers NV	14,165	60,893
	Fugro NV	26,871	385,193
	HAL Trust	6,760	959,229
	Havas NV	175,700	282,231
	JDE Peet's NV	23,344	692,268
Ω	Just Eat Takeaway.com NV (JET LN)	9,105	208,228
*Ω	Just Eat Takeaway.com NV (TKWY NA)	15,651	357,506
	Koninklijke BAM Groep NV	82,068	716,473
	Koninklijke Heijmans NV	8,210	523,279
	Koninklijke Vopak NV	15,272	729,558
	NN Group NV	53,635	3,611,545
	Randstad NV	10,988	522,253
	SBM Offshore NV	36,233	944,929
Ω	Signify NV	22,356	534,813
	Sligro Food Group NV	2,681	33,888
	TKH Group NV	4,294	176,626
	Van Lanschot Kempen NV	10,130	659,821
TOTAL NETHERLANDS			19,106,685
NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	465,056	158,785
	Channel Infrastructure NZ Ltd.	11,138	13,838
	Chorus Ltd. (CNU NZ)	17,563	90,120
*	Fletcher Building Ltd. (FBU NZ)	125,787	224,393
	Genesis Energy Ltd.	102,364	143,491
	Heartland Group Holdings Ltd.	63,304	30,157
#	NZME Ltd. (NZM AU)	28,793	19,577
*	Oceania Healthcare Ltd.	154,673	62,706
		Shares	Value»
NEW ZEALAND — (Continued)
*	Ryman Healthcare Ltd.	59,956	$88,130
	Sanford Ltd.	17,604	59,201
	SKY Network Television Ltd.	32,394	58,973
*	SKYCITY Entertainment Group Ltd.	90,382	54,286
	Steel & Tube Holdings Ltd.	30,627	13,216
	Summerset Group Holdings Ltd.	33,711	226,984
	TOWER Ltd.	19,158	19,616
TOTAL NEW ZEALAND			1,263,473
NORWAY — (0.5%)
	2020 Bulkers Ltd.	2,841	35,086
*	Akastor ASA	37,863	44,493
	Archer Ltd.	6,078	13,872
	Austevoll Seafood ASA	6,807	62,639
	Bluenord ASA	579	27,644
	Bonheur ASA	3,074	71,090
*	BW Energy Ltd.	12,313	42,247
Ω	BW LPG Ltd.	25,951	344,985
	BW Offshore Ltd.	27,830	93,720
*	Cadeler AS (CADLR NO)	611	3,216
*	Cloudberry Clean Energy ASA	50,244	66,609
	DNO ASA	122,377	167,118
	DOF Group ASA	1,324	12,123
Ω	Elkem ASA	50,635	117,649
*	Endur ASA	3,678	32,061
	FLEX LNG Ltd. (FLNG NO)	4,605	114,525
#*	FLEX LNG Ltd. (FLNG US)	1,128	28,279
	Golden Ocean Group Ltd.	10,966	90,492
#*	Grieg Seafood ASA	9,174	61,056
	Hafnia Ltd.	60,809	334,181
	Hoegh Autoliners ASA	19,525	196,209
Ω	Klaveness Combination Carriers ASA	5,622	38,069
#*	Kongsberg Automotive ASA	156,129	22,419
*	LINK Mobility Group Holding ASA	58,508	186,671
	Morrow Bank ASA	17,065	20,070
	MPC Container Ships ASA	67,168	123,508
	Odfjell Drilling Ltd.	30,393	215,957
	Odfjell SE, Class A	6,984	85,668

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Odfjell Technology Ltd.	4,141	$19,937
#Ω	Okeanis Eco Tankers Corp.	1,057	25,356
	Panoro Energy ASA	18,567	43,287
	Pareto Bank ASA	11,899	107,108
	Pexip Holding ASA	15,497	96,163
	Rogaland Sparebank	3,712	51,088
*Ω	Scatec ASA	15,949	158,242
	Sea1 offshore, Inc.	8,429	22,070
	Selvaag Bolig ASA	10,789	38,507
*Ω	Shelf Drilling Ltd.	18,087	15,791
††	Solstad Maritime Holding AS	24,572	59,418
	Sparebank 1 Oestlandet	4,128	76,926
	Sparebanken More	9,555	97,869
	Stolt-Nielsen Ltd.	5,274	154,329
	TGS ASA	24,260	178,231
	Wilh Wilhelmsen Holding ASA, Class A	2,782	128,379
	Wilh Wilhelmsen Holding ASA, Class B	1,108	47,479
TOTAL NORWAY			3,971,836
PHILIPPINES — (0.1%)
*	8990 Holdings, Inc.	158,000	27,581
	Alliance Global Group, Inc.	143,900	19,006
*	Atlas Consolidated Mining & Development Corp.	95,100	6,094
	Bloomberry Resorts Corp.	579,000	40,233
	China Banking Corp.	111,750	125,533
	Converge Information & Communications Technology Solutions, Inc.	98,600	30,172
	DMCI Holdings, Inc.	178,300	31,327
	DoubleDragon Corp.	56,800	9,439
	First Philippine Holdings Corp.	35,390	47,741
	Globe Telecom, Inc.	1,075	30,735
	GT Capital Holdings, Inc.	7,355	75,485
	JG Summit Holdings, Inc.	50,200	18,039
	LT Group, Inc.	216,500	48,476
	Megaworld Corp.	1,007,000	34,294
	Metropolitan Bank & Trust Co.	25,710	32,648
	Petron Corp.	425,100	17,874
	Philcomsat Holdings Corp.	10,942	20,065
		Shares	Value»
PHILIPPINES — (Continued)
	Philippine National Bank	15,800	$17,071
*††	Phoenix Petroleum Philippines, Inc.	68,700	919
	Puregold Price Club, Inc.	114,200	78,279
	RFM Corp.	131,000	9,304
	Rizal Commercial Banking Corp.	59,520	25,471
	Robinsons Land Corp.	155,731	38,663
	Robinsons Retail Holdings, Inc.	16,900	11,013
	San Miguel Corp.	22,540	27,771
	Security Bank Corp.	19,090	24,838
	Semirara Mining & Power Corp.	49,100	27,764
*	Top Frontier Investment Holdings, Inc.	3,550	3,348
	Universal Robina Corp.	47,920	72,579
	Wilcon Depot, Inc.	91,500	15,689
TOTAL PHILIPPINES			967,451
POLAND — (0.4%)
	AB SA	2,231	55,985
	Alior Bank SA	16,093	433,591
	Amica SA	1,011	15,531
	Arctic Paper SA	3,286	9,999
	ASBISc Enterprises PLC	6,848	49,671
	Asseco Poland SA	767	41,380
	Auto Partner SA	3,957	21,103
	Bank Handlowy w Warszawie SA	4,848	141,363
*	Bank Millennium SA	30,021	116,758
*	Bank Ochrony Srodowiska SA	9,806	26,881
	BNPP Bank Polska SA	380	10,475
*	Cognor Holding SA	27,036	50,395
*	Cyfrowy Polsat SA	25,886	103,916
	Develia SA	100,947	224,956
*	Echo Investment SA	21,847	31,009
*	Enea SA	47,976	242,371
	Eurocash SA	4,494	9,689
*	Fabryki Mebli Forte SA	2,722	20,522
*	Grupa Azoty SA	6,016	29,900
	Inter Cars SA	983	149,960
*	Lubelski Wegiel Bogdanka SA	3,428	22,158
	Mirbud SA	6,182	24,575
*	PGE Polska Grupa Energetyczna SA	120,794	388,927
*	PKP Cargo SA	7,789	32,104

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Tauron Polska Energia SA	191,826	$425,524
	Torpol SA	2,282	23,823
	VRG SA	30,608	33,463
	Warsaw Stock Exchange	2,325	32,862
	Wawel SA	24	4,158
TOTAL POLAND			2,773,049
PORTUGAL — (0.5%)
#	Altri SGPS SA	21,181	115,273
	Banco Comercial Portugues SA, Class R	2,391,538	1,963,799
	Corticeira Amorim SGPS SA	8,409	74,741
	EDP Renovaveis SA	33,174	389,486
	Galp Energia SGPS SA	16,728	319,425
	Ibersol SGPS SA	4,207	44,937
#	Navigator Co. SA	54,753	193,380
	NOS SGPS SA	45,734	188,521
	Semapa-Sociedade de Investimento e Gestao	3,214	62,913
	Sonae SGPS SA	254,402	367,080
TOTAL PORTUGAL			3,719,555
QATAR — (0.2%)
	Aamal Co.	303,573	68,586
	Al Khaleej Takaful Group QSC	19,241	12,786
*	Baladna	122,538	45,061
	Barwa Real Estate Co.	448,891	345,870
	Commercial Bank PSQC	139,112	186,837
	Doha Bank QPSC	508,944	341,987
	Doha Insurance Co. QSC	77,894	56,765
	Gulf International Services QSC	37,959	34,458
	Gulf Warehousing Co.	88,650	67,294
	Lesha Bank LLC	44,914	22,924
*	Mazaya Real Estate Development QPSC	132,516	22,392
	Qatar Industrial Manufacturing Co. QSC	45,582	32,185
	Qatar Insurance Co. SAQ	256,388	147,617
	Qatar National Cement Co. QSC	53,035	50,284
		Shares	Value»
QATAR — (Continued)
	Salam International Investment Ltd. QSC	308,205	$61,161
	United Development Co. QSC	532,664	150,956
TOTAL QATAR			1,647,163
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	22,423	0
*††	RusHydro PJSC (RSHYY US), ADR	154,685	0
*††	VTB Bank PJSC (VTBR LI), GDR	176,858	0
SAUDI ARABIA — (0.7%)
	Ades Holding Co.	9,718	32,598
*	Advanced Petrochemical Co.	15,624	129,077
	Al Babtain Power & Telecommunication Co.	9,321	139,302
	Al Hammadi Holding	7,000	67,610
	Al Hassan Ghazi Ibrahim Shaker Co.	6,222	44,455
	Al Jouf Agricultural Development Co.	1,477	16,760
*	Al Jouf Cement Co.	19,081	35,041
*	Al Khaleej Training & Education Co.	6,855	44,695
	Al Yamamah Steel Industries Co.	2,314	21,238
	Alaseel Co.	16,438	16,705
	Al-Etihad Cooperative Insurance Co.	6,087	20,416
	AlJazira Takaful Ta'awuni Co.	10,659	36,197
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	19,489
	Alujain Corp.	3,985	38,899
*	Anaam International Holding Group Co.	2,278	9,101
	Arab National Bank	71,464	413,408
	Arabian Cement Co.	8,754	48,091
	Arabian Drilling Co.	357	7,126
*	Arabian Shield Cooperative Insurance Co.	4,080	16,060
	Arriyadh Development Co.	13,704	116,806

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	ARTEX Industrial Investment Co.	8,897	$30,489
*	BAAN Holding Group Co.	40,855	27,086
	Baazeem Trading Co.	12,747	19,370
*	Bank Al-Jazira	116,971	390,713
	Banque Saudi Fransi	13,823	63,153
	Bawan Co.	2,144	29,880
*	Chubb Arabia Cooperative Insurance Co.	1,651	14,537
	City Cement Co.	4,659	20,760
*	Dar Al Arkan Real Estate Development Co.	143,471	729,814
	Eastern Province Cement Co.	6,417	47,179
*	Emaar Economic City	9,983	33,376
	Etihad Etisalat Co.	2,405	39,213
*	Fitaihi Holding Group	15,542	13,577
	Gulf Insurance Group	4,790	31,476
*	Herfy Food Services Co.	3,347	22,368
*	L'Azurde Co. for Jewelry	8,557	29,053
*	Liva Insurance Co.	3,105	10,653
*	Malath Cooperative Insurance Co.	2,553	8,737
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	48,374
*	Methanol Chemicals Co.	3,881	12,962
*	Middle East Healthcare Co.	1,322	19,817
*	Middle East Paper Co.	3,374	25,024
	Middle East Specialized Cables Co.	6,218	55,255
	Mobile Telecommunications Co. Saudi Arabia	61,075	169,192
*	Najran Cement Co.	13,728	29,730
*	National Agriculture Development Co.	15,118	82,766
	National Co. for Glass Industries	3,337	36,001
*	National Gypsum	2,077	11,787
*	National Industrialization Co.	4,675	11,977
	Northern Region Cement Co.	21,521	46,361
	Qassim Cement Co.	5,254	64,506
*	Rabigh Refining & Petrochemical Co.	28,151	53,302
		Shares	Value»
SAUDI ARABIA — (Continued)
	Riyadh Cement Co.	5,140	$43,473
	Sahara International Petrochemical Co.	30,647	146,068
	Saudi Automotive Services Co.	2,062	28,268
	Saudi Cement Co.	7,552	76,995
*	Saudi Ceramic Co.	7,838	63,737
	Saudi Chemical Co. Holding	136,990	277,513
	Saudi Industrial Investment Group	7,215	34,525
	Saudi Investment Bank	59,760	228,985
*	Saudi Marketing Co.	7,095	31,701
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	54,346
*	Saudi Printing & Packaging Co.	7,870	24,203
*	Saudi Public Transport Co.	12,940	46,051
*	Saudi Reinsurance Co.	14,082	170,431
	Saudi Steel Pipe Co.	2,289	31,226
*	Savola Group	14,657	96,649
*	Seera Group Holding	40,211	276,695
*	Sinad Holding Co.	11,569	33,192
	Southern Province Cement Co.	5,204	36,452
	Sustained Infrastructure Holding Co.	10,203	90,381
	Tabuk Cement Co.	16,107	44,771
	Tanmiah Food Co.	688	16,428
*	Umm Al-Qura Cement Co.	8,146	33,874
	United International Transportation Co.	7,431	138,497
	United Wire Factories Co.	1,607	9,684
*	Walaa Cooperative Insurance Co.	11,896	44,239
	Yamama Cement Co.	23,998	210,145
	Yanbu Cement Co.	16,565	75,154
TOTAL SAUDI ARABIA			5,865,245
SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	49,600	61,109
	BRC Asia Ltd.	17,700	48,815
	Bukit Sembawang Estates Ltd.	32,900	108,334
	China Aviation Oil Singapore Corp. Ltd.	94,800	81,655
	City Developments Ltd.	76,500	362,164

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	COSCO Shipping International Singapore Co. Ltd.	195,200	$18,595
	CSE Global Ltd.	151,327	75,525
	Delfi Ltd.	26,800	17,288
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	57,014
	First Resources Ltd.	123,200	143,739
	Frasers Property Ltd.	71,200	51,438
	Frencken Group Ltd.	48,000	60,904
	Genting Singapore Ltd.	331,800	187,163
	Geo Energy Resources Ltd.	59,900	15,616
	Golden Agri-Resources Ltd.	1,767,100	345,917
	GuocoLand Ltd.	68,600	89,161
	Ho Bee Land Ltd.	50,700	79,181
	Hong Fok Corp. Ltd.	106,790	66,459
	Hong Leong Asia Ltd.	61,800	77,880
	Hongkong Land Holdings Ltd.	34,000	205,385
	Hotel Grand Central Ltd.	35,281	19,804
	Hutchison Port Holdings Trust	1,140,600	227,366
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	14,938
	ISDN Holdings Ltd.	969	276
	Mandarin Oriental International Ltd.	67,600	133,588
	Marco Polo Marine Ltd.	1,031,800	46,081
*	Mermaid Maritime PCL	51,800	4,859
	Mewah International, Inc.	86,100	17,615
*††	Midas Holdings Ltd.	343,400	0
	Nanofilm Technologies International Ltd.	51,300	28,858
	Netlink NBN Trust	312,900	215,564
	Olam Group Ltd.	163,420	130,683
	OUE Ltd.	54,100	46,593
*	Oxley Holdings Ltd.	261,197	22,663
	QAF Ltd.	53,800	36,626
*	Rex International Holding Ltd.	130,100	19,636
	Seatrium Ltd.	309,400	537,725
	SIA Engineering Co. Ltd.	7,300	17,250
	Singapore Land Group Ltd.	50,200	102,981
	Straits Trading Co. Ltd.	22,746	28,187
*††	Swiber Holdings Ltd.	92,600	0
		Shares	Value»
SINGAPORE — (Continued)
	Tai Sin Electric Ltd.	34,116	$14,562
	Tiong Woon Corp. Holding Ltd.	30,600	18,453
	Tuan Sing Holdings Ltd.	224,995	49,111
	UOB-Kay Hian Holdings Ltd.	112,608	203,274
	UOL Group Ltd.	99,200	524,390
	Venture Corp. Ltd.	41,700	413,632
	Wee Hur Holdings Ltd.	122,400	60,280
	Wing Tai Holdings Ltd.	85,200	89,210
TOTAL SINGAPORE			5,177,547
SOUTH AFRICA — (1.1%)
	Adcock Ingram Holdings Ltd.	5,338	20,193
	AECI Ltd.	7,257	43,568
	African Rainbow Minerals Ltd.	17,035	172,746
	Afrimat Ltd.	7,772	17,814
	Altron Ltd., Class A	34,495	39,878
	Anglogold Ashanti PLC (AU US)	40,851	1,889,359
	Aspen Pharmacare Holdings Ltd.	28,196	180,969
	Astral Foods Ltd.	2,971	28,295
	Barloworld Ltd.	25,589	163,379
	Curro Holdings Ltd.	38,676	18,575
	DataTec Ltd.	73,277	240,111
	Foschini Group Ltd.	47,220	318,840
	Grindrod Ltd.	132,590	84,232
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	33,836	455,432
	Hudaco Industries Ltd.	3,075	32,755
*	Impala Platinum Holdings Ltd.	83,121	785,611
	Invicta Holdings Ltd.	8,097	14,959
*	KAP Ltd.	422,815	43,155
	Kumba Iron Ore Ltd.	2,008	33,117
	Lewis Group Ltd.	12,017	51,664
	Life Healthcare Group Holdings Ltd.	152,126	111,743
	Momentum Group Ltd.	199,943	378,879
	Motus Holdings Ltd.	21,794	111,432
	Mpact Ltd.	23,171	31,678
	Nedbank Group Ltd.	34,341	468,632
	Netcare Ltd.	133,954	100,785
	Northam Platinum Holdings Ltd.	22,676	260,474
	Oceana Group Ltd.	15,360	44,055
	Old Mutual Ltd. (OMU SJ)	751,257	526,883

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Omnia Holdings Ltd.	29,209	$126,587
Ω	Pepkor Holdings Ltd.	80,263	120,535
*	Pick n Pay Stores Ltd.	38,117	59,330
	PPC Ltd.	380,330	106,373
	Raubex Group Ltd.	15,486	38,298
	RCL Foods Ltd.	33,526	18,366
	Reunert Ltd.	18,590	57,028
	Sappi Ltd.	65,581	99,389
*	Sasol Ltd. (SOL SJ)	70,569	363,014
*	Sibanye Stillwater Ltd. (SBSW US), ADR	33,192	277,485
*	Sibanye Stillwater Ltd. (SSW SJ)	19,643	41,315
	Southern Sun Ltd.	161,714	83,988
*	Telkom SA SOC Ltd.	62,873	204,321
	Thungela Resources Ltd. (TGA SJ)	11,762	59,886
	Tsogo Sun Ltd.	70,589	26,797
	We Buy Cars Holdings Ltd.	34,389	108,932
TOTAL SOUTH AFRICA			8,460,857
SOUTH KOREA — (3.3%)
	ABOV Semiconductor Co. Ltd.	1,770	14,800
	Advanced Process Systems Corp.	1,767	22,894
	Aekyung Chemical Co. Ltd.	2,784	23,841
	Aekyung Industrial Co. Ltd.	869	10,332
*	Air Busan Co. Ltd.	7,825	11,571
	AJ Networks Co. Ltd.	5,387	16,511
	Ajin Industrial Co. Ltd.	10,506	20,960
	AK Holdings, Inc.	849	7,046
*	ALUKO Co. Ltd.	7,369	12,641
*	Ananti, Inc.	9,044	64,605
	Asia Cement Co. Ltd.	3,780	38,827
	ASIA Holdings Co. Ltd.	243	58,858
	Asia Paper Manufacturing Co. Ltd.	5,170	29,751
	Avaco Co. Ltd.	2,188	20,917
	Avatec Co. Ltd.	1,523	9,150
	Baiksan Co. Ltd.	1,801	19,674
	BGF retail Co. Ltd.	1,089	88,213
	BH Co. Ltd.	3,588	37,592
*	Binex Co. Ltd.	2,177	25,950
	Binggrae Co. Ltd.	782	45,679
	BIT Computer Co. Ltd.	4,816	18,409
*	BNC Korea Co. Ltd.	11,690	43,558
	BNK Financial Group, Inc.	48,165	504,431
		Shares	Value»
SOUTH KOREA — (Continued)
	Bookook Securities Co. Ltd.	475	$18,081
	Boryung	6,086	36,955
	BYC Co. Ltd.	480	13,604
	Byucksan Corp.	5,851	9,397
	C&G Hi Tech Co. Ltd.	996	8,890
*	Cafe24 Corp.	1,506	46,516
	Cheil Worldwide, Inc.	8,716	124,517
	Chemtronics Co. Ltd.	1,536	23,927
*	ChinHung International, Inc.	10,381	5,626
	Chong Kun Dang Pharmaceutical Corp.	1,081	65,683
*	CJ CGV Co. Ltd.	7,678	28,347
	CJ CheilJedang Corp.	1,075	193,570
	CJ Corp.	2,180	242,332
*	CJ ENM Co. Ltd.	2,415	113,830
	CJ Logistics Corp.	1,398	89,170
*	CJ Seafood Corp.	2,153	4,520
	CLIO Cosmetics Co. Ltd.	1,640	17,679
*	Com2uS Holdings Corp.	1,084	17,944
	Cosmecca Korea Co. Ltd.	429	20,710
	Coway Co. Ltd.	8,915	695,331
	Cowintech Co. Ltd.	1,119	10,029
*	Creative & Innovative System	2,502	13,542
	CS Wind Corp.	2,920	96,105
*	Cube Entertainment, Inc.	941	11,060
	Cuckoo Homesys Co. Ltd.	1,161	23,260
	D.I Corp.	2,380	23,289
*	Daea TI Co. Ltd.	5,763	21,195
*	Daechang Co. Ltd.	18,702	19,350
	Daedong Corp.	2,582	18,553
	Daeduck Electronics Co. Ltd.	5,657	96,342
*	Dae-Il Corp.	6,373	19,566
	Daesang Corp.	3,347	56,518
	Daesang Holdings Co. Ltd.	3,109	22,427
	Daewon Pharmaceutical Co. Ltd.	3,345	31,790
*	Daewoo Engineering & Construction Co. Ltd.	28,171	75,789
	Daewoong Co. Ltd.	2,067	34,570
	Daewoong Pharmaceutical Co. Ltd.	285	30,028
	Daishin Securities Co. Ltd.	6,759	124,123

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daol Investment & Securities Co. Ltd.	7,941	$19,602
*	Dawonsys Co. Ltd.	6,006	35,421
	DB HiTek Co. Ltd.	4,535	147,911
	DB Insurance Co. Ltd.	8,867	815,006
	DB Securities Co. Ltd.	6,876	44,345
	Dentium Co. Ltd.	1,251	57,879
	DI Dong Il Corp.	2,657	81,701
*	DIO Corp.	1,572	20,861
*	DK Tech Co. Ltd.	3,048	15,299
	DL Holdings Co. Ltd.	2,393	86,422
††	DMS Co. Ltd.	2,630	9,004
	DN Automotive Corp.	3,206	66,639
	Dong-A Socio Holdings Co. Ltd.	538	43,207
	Dong-A ST Co. Ltd.	640	21,714
	Dongbang Transport Logistics Co. Ltd.	12,138	26,998
	Dongjin Semichem Co. Ltd.	5,245	118,210
	Dongkoo Bio & Pharma Co. Ltd.	3,053	11,059
	DongKook Pharmaceutical Co. Ltd.	5,523	74,807
	Dongkuk Industries Co. Ltd.	6,108	17,016
	Dongkuk Steel Mill Co. Ltd.	7,529	58,049
	Dongsuh Cos., Inc.	1,607	34,289
	Dongsung Chemical Co. Ltd.	6,423	20,152
*	Dongwha Enterprise Co. Ltd.	1,649	10,858
	Dongwha Pharm Co. Ltd.	2,421	11,680
	Dongwon Industries Co. Ltd.	1,269	41,836
	Dongwon Systems Corp.	342	7,572
	Doosan Bobcat, Inc.	8,043	318,850
	Doosan Co. Ltd.	179	76,488
	Doosan Tesna, Inc.	1,849	42,798
*	Duksan Techopia Co. Ltd.	716	8,614
	Duksung Co. Ltd.	3,494	14,748
	Easy Holdings Co. Ltd.	12,035	32,381
	Echo Marketing, Inc.	4,758	39,492
	Ecoplastic Corp.	7,240	18,547
	E-MART, Inc.	3,621	232,180
	ENF Technology Co. Ltd.	1,609	48,683
	Eugene Investment & Securities Co. Ltd.	6,140	14,857
		Shares	Value»
SOUTH KOREA — (Continued)
*	EV Advanced Material Co. Ltd.	8,014	$12,762
*	Exem Co. Ltd.	7,324	12,149
	F&F Co. Ltd.	1,043	52,268
	F&F Holdings Co. Ltd.	817	11,174
*	Fine M-Tec Co. Ltd.	2,436	19,812
*	Fine Semitech Corp.	574	9,579
*	Foosung Co. Ltd.	7,356	25,464
	Galaxia Moneytree Co. Ltd.	2,769	20,572
*	GC Cell Corp.	1,925	27,805
*	Genexine, Inc.	1,018	3,782
	Global Standard Technology Co. Ltd.	1,282	17,702
*	GnBS eco Co. Ltd.	4,039	10,450
	GnCenergy Co. Ltd.	2,757	67,031
	GOLFZON Co. Ltd.	834	39,918
	Green Chemical Co. Ltd.	1,815	10,158
	Green Cross Corp.	662	68,898
	Green Cross Holdings Corp.	3,265	37,475
	GS Engineering & Construction Corp.	13,682	189,758
	GS Global Corp.	6,794	13,092
	GS Holdings Corp. (078930 KS)	5,217	184,596
*	GS P&L Co. Ltd.	1,151	31,800
	GS Retail Co. Ltd.	4,854	56,784
	HAESUNG DS Co. Ltd.	1,626	28,361
	Han Kuk Carbon Co. Ltd.	4,338	93,450
	Hancom, Inc.	2,875	56,588
	Handsome Co. Ltd.	912	10,715
	Hanil Cement Co. Ltd.	3,382	50,427
	Hanil Holdings Co. Ltd.	1,102	14,857
	Hanil Hyundai Cement Co. Ltd.	847	12,279
	Hanjin Transportation Co. Ltd.	1,377	20,746
	Hankook Tire & Technology Co. Ltd.	9,738	310,615
	HanmiGlobal Co. Ltd.	1,348	19,011
	Hannong Chemicals, Inc.	950	10,304
*	Hanon Systems	21,138	49,684
	Hansae Co. Ltd.	1,624	12,283
	Hansol Chemical Co. Ltd.	1,224	158,804
*	Hansol IONES Co. Ltd.	1,526	9,818

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Paper Co. Ltd.	2,076	$12,770
	Hanwha Corp.	6,434	459,523
*	Hanwha Galleria Corp.	17,598	14,478
*	Hanwha General Insurance Co. Ltd.	12,669	54,715
*	Hanwha Investment & Securities Co. Ltd.	30,496	127,538
*	Hanwha Life Insurance Co. Ltd.	35,312	88,153
	Hanwha Solutions Corp.	3,891	85,182
*	Hanyang Digitech Co. Ltd.	960	6,368
	Hanyang Securities Co. Ltd.	2,469	31,174
*	Harim Co. Ltd.	8,073	17,740
	Harim Holdings Co. Ltd.	7,644	51,508
	HB SOLUTION Co. Ltd.	14,867	24,564
	HC HomeCenter Co. Ltd.	14,297	8,063
	HD Hyundai Co. Ltd.	6,975	713,707
	HD Hyundai Construction Equipment Co. Ltd.	2,387	158,815
	HD Hyundai Infracore Co. Ltd.	23,557	259,995
	HDC Holdings Co. Ltd.	3,891	64,592
	HDC Hyundai Development Co-Engineering & Construction	7,070	119,271
*	HD-Hyundai Marine Engine	1,486	69,854
	High Tech Pharm Co. Ltd.	1,055	9,475
	Hite Jinro Co. Ltd.	5,909	85,960
*	HJ Shipbuilding & Construction Co. Ltd.	2,272	14,542
	HK inno N Corp.	1,970	63,483
	HL Holdings Corp.	1,220	34,296
	HL Mando Co. Ltd.	1,677	41,684
*	Hotel Shilla Co. Ltd.	1,513	50,865
	HS Hyosung Advanced Materials Corp.	394	55,761
	HS Industries Co. Ltd.	7,829	25,218
	Huons Co. Ltd.	603	12,364
	Huvitz Co. Ltd.	1,199	7,631
	Hwa Shin Co. Ltd.	3,952	24,775
		Shares	Value»
SOUTH KOREA — (Continued)
	Hwaseung Enterprise Co. Ltd.	3,601	$19,409
	Hyosung Corp.	1,079	67,382
	Hyosung Heavy Industries Corp.	105	91,531
	Hyosung TNC Corp.	314	53,044
	Hyundai Bioland Co. Ltd.	2,562	9,126
	Hyundai BNG Steel Co. Ltd.	2,003	18,264
	Hyundai Department Store Co. Ltd.	2,152	109,215
	Hyundai Elevator Co. Ltd.	1,020	62,257
	HYUNDAI EVERDIGM Corp.	3,603	20,809
	Hyundai Ezwel Co. Ltd.	2,072	10,152
	Hyundai Glovis Co. Ltd.	5,334	563,447
	Hyundai Green Food	3,218	40,427
*	Hyundai Marine & Fire Insurance Co. Ltd.	1,920	36,238
	Hyundai Motor Securities Co. Ltd.	3,548	21,594
	Hyundai Pharmaceutical Co. Ltd.	3,392	9,371
	Hyundai Steel Co.	13,805	351,362
	Hyundai Wia Corp.	2,807	100,172
	HyVision System, Inc.	2,537	27,731
	Iljin Electric Co. Ltd.	2,479	74,997
	Iljin Holdings Co. Ltd.	6,410	27,754
	iM Financial Group Co. Ltd.	19,752	196,522
	InBody Co. Ltd.	1,459	25,060
	Incross Co. Ltd.	1,224	7,199
	Innocean Worldwide, Inc.	3,148	44,604
	Innox Advanced Materials Co. Ltd.	1,715	33,232
*	Interflex Co. Ltd.	3,002	19,630
	Inzi Controls Co. Ltd.	1,401	6,017
	IS Dongseo Co. Ltd.	2,758	40,339
	i-SENS, Inc.	2,742	35,653
*	ITEK, Inc.	2,437	10,824
*	Jahwa Electronics Co. Ltd.	1,599	20,982
	JB Financial Group Co. Ltd.	21,369	354,664
*	Jeju Air Co. Ltd.	2,131	10,376
	Jinsung T.E.C.	2,323	20,144
	JLS Co. Ltd.	1,761	8,120
*	JoyCity Corp.	6,422	8,784
	JVM Co. Ltd.	697	14,363
	JW Life Science Corp.	891	8,026
	K Ensol Co. Ltd.	1,551	13,605

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kakao Games Corp.	7,606	$93,573
*††	Kanglim Co. Ltd.	3,180	2,600
	Kangnam Jevisco Co. Ltd.	2,086	19,014
	KC Tech Co. Ltd.	1,618	34,900
	KCC Glass Corp.	1,820	42,368
	KCTC	3,235	12,899
*	KEC Corp.	17,780	9,793
	KEPCO Plant Service & Engineering Co. Ltd.	2,257	84,459
	KG Dongbusteel	4,741	20,170
	KG Eco Solution Co. Ltd.	2,758	12,434
*	KG Mobility Co.	10,255	25,960
	KIWOOM Securities Co. Ltd.	2,898	446,884
*	KNJ Co. Ltd.	1,623	20,684
	Kolmar Korea Co. Ltd.	384	26,802
	Kolon Corp.	1,033	36,504
	Kolon Industries, Inc.	2,354	69,483
*	Korea Circuit Co. Ltd.	2,209	18,935
	Korea Export Packaging Industrial Co. Ltd.	6,450	13,649
*	Korea Information & Communications Co. Ltd.	4,185	27,549
	Korea Information Certificate Authority, Inc.	4,422	23,197
	Korea Investment Holdings Co. Ltd.	6,779	693,993
*	Korea Line Corp.	23,329	31,029
	Korea Movenex Co. Ltd.	7,905	23,735
	Korea Parts & Fasteners Co. Ltd.	2,367	8,280
	Korea Petrochemical Ind Co. Ltd.	588	43,046
	Korea Petroleum Industries Co.	1,527	15,597
	Korean Air Lines Co. Ltd.	26,184	443,305
	Korean Reinsurance Co.	24,325	186,719
	KSS LINE Ltd.	1,531	11,631
	KT Skylife Co. Ltd.	3,139	11,435
	KTCS Corp.	8,880	17,243
	Kukdong Oil & Chemicals Co. Ltd.	7,243	18,449
	Kumho Petrochemical Co. Ltd.	2,834	248,077
*	Kumho Tire Co., Inc.	21,150	70,528
		Shares	Value»
SOUTH KOREA — (Continued)
	Kwang Dong Pharmaceutical Co. Ltd.	5,932	$26,404
	Kyung Dong Navien Co. Ltd.	642	39,626
*	LB Semicon, Inc.	7,710	22,218
	Lee Ku Industrial Co. Ltd.	5,991	21,040
*	LG Display Co. Ltd. (034220 KS)	48,814	377,948
*	LG HelloVision Co. Ltd.	5,198	11,045
	LG Innotek Co. Ltd.	1,533	171,045
	LG Uplus Corp.	36,370	382,852
*	LOT Vacuum Co. Ltd.	1,800	13,495
	Lotte Chilsung Beverage Co. Ltd.	287	26,781
	Lotte Corp.	4,691	94,587
*	Lotte Data Communication Co.	525	8,182
*	Lotte Energy Materials Corp.	1,950	34,757
*	Lotte Non-Life Insurance Co. Ltd.	17,130	21,526
	Lotte Rental Co. Ltd.	1,787	40,413
	Lotte Shopping Co. Ltd.	1,992	102,516
	Lotte Wellfood Co. Ltd.	414	36,682
	LS Corp.	3,658	451,175
	LS Electric Co. Ltd.	281	62,020
*	LVMC Holdings	16,746	23,685
	LX Hausys Ltd.	1,029	22,814
	LX International Corp.	6,246	143,957
	LX Semicon Co. Ltd.	1,264	49,822
	Maeil Dairies Co. Ltd.	326	8,786
	Mcnex Co. Ltd.	1,098	23,211
	MegaStudyEdu Co. Ltd.	783	28,199
	META BIOMED Co. Ltd.	6,382	27,643
*	Mirae Asset Life Insurance Co. Ltd.	13,834	74,073
	Mirae Asset Securities Co. Ltd.	14,906	203,454
	Misto Holdings Corp.	4,425	113,921
	Miwon Holdings Co. Ltd.	98	5,269
*	Mobase Electronics Co. Ltd.	5,612	5,810
*	MONAYONGPYONG	3,397	10,624
	Motrex Co. Ltd.	2,198	14,484
	Multicampus Co. Ltd.	168	4,154
	Myoung Shin Industrial Co. Ltd.	4,313	26,112
	Namhae Chemical Corp.	2,446	13,259

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Namuga Co. Ltd.	1,187	$12,587
	Namyang Dairy Products Co. Ltd.	660	29,621
*	Nature & Environment Co. Ltd.	33,861	17,461
	Nature Holdings Co. Ltd.	1,365	11,322
*	Nepes Ark Corp.	1,076	11,881
*	Neptune Co.	5,292	26,946
Ω	Netmarble Corp.	5,008	213,874
	New Power Plasma Co. Ltd.	7,873	31,363
	Nexen Tire Corp.	4,155	17,792
	NH Investment & Securities Co. Ltd.	19,257	279,169
	NHN KCP Corp.	2,820	32,595
	NICE Holdings Co. Ltd.	1,259	12,054
	Nong Shim Holdings Co. Ltd.	222	13,162
	NongShim Co. Ltd.	551	152,898
	NOROO Paint & Coatings Co. Ltd.	1,641	10,444
	NOVAREX Co. Ltd.	2,404	32,690
	Novatech Co. Ltd.	993	13,526
	OCI Holdings Co. Ltd.	2,440	163,594
	ONEJOON Co. Ltd.	1,256	8,828
	Openbase, Inc.	3,762	6,894
	Orion Corp.	3,391	270,754
	Otoki Corp.	230	65,863
	Pan Ocean Co. Ltd.	36,466	110,202
	Paradise Co. Ltd.	6,294	81,835
	Partron Co. Ltd.	7,264	34,577
	People & Technology, Inc.	1,748	43,620
*	PharmGen Science, Inc.	3,111	10,434
*	Philoptics Co. Ltd.	1,672	39,576
	PI Advanced Materials Co. Ltd.	1,653	21,260
*	PKC Co. Ltd.	5,088	21,580
*	Polaris AI Pharma Corp.	2,011	10,306
	Pond Group Co. Ltd.	1,568	12,188
	Poongsan Corp.	3,189	367,818
*	Power Logics Co. Ltd.	2,279	7,552
	Protec Co. Ltd.	1,088	20,795
	PSK, Inc.	2,678	39,556
	RFHIC Corp.	2,007	40,006
*	RFTech Co. Ltd.	4,136	7,613
	Rorze Systems Corp.	2,569	24,199
	S-1 Corp.	2,716	144,742
	Sajodaerim Corp.	742	21,978
	Sajodongaone Co. Ltd.	25,293	20,012
	Sam-A Aluminum Co. Ltd.	844	16,258
		Shares	Value»
SOUTH KOREA — (Continued)
	Sambo Motors Co. Ltd.	2,461	$7,678
	SAMHWA Paints Industrial Co. Ltd.	1,739	7,748
*	Samil Pharmaceutical Co. Ltd.	2,119	15,613
	Samji Electronics Co. Ltd.	2,577	21,949
	Sammok S-Form Co. Ltd.	803	12,033
	SAMPYO Cement Co. Ltd.	5,200	12,904
	Samsung Engineering Co. Ltd.	14,287	270,912
	Samsung Securities Co. Ltd.	11,474	581,668
	SAMT Co. Ltd.	8,621	18,972
	Samwha Capacitor Co. Ltd.	696	13,736
	Samyang Corp.	813	30,891
	Samyang Packaging Corp.	765	7,635
	Sang-A Frontec Co. Ltd.	964	12,089
*	Sangbo Corp.	4,435	3,110
	Saramin Co. Ltd.	864	9,057
	SD Biosensor, Inc.	7,049	50,655
	SeAH Besteel Holdings Corp.	2,372	53,246
	SeAH Holdings Corp.	197	18,452
	SeAH Steel Corp.	204	22,120
	SeAH Steel Holdings Corp.	440	63,661
	Seegene, Inc.	5,115	108,880
	Segyung Hitech Co. Ltd.	3,961	19,167
	Sejong Industrial Co. Ltd.	2,272	7,357
	Seobu T&D	6,740	42,329
	Seohan Co. Ltd.	5,527	3,595
*	Seojin System Co. Ltd.	3,180	49,847
*	Seoul Semiconductor Co. Ltd.	6,278	32,069
	Seoyon Co. Ltd.	4,111	29,621
	Seoyon E-Hwa Co. Ltd.	2,282	20,245
*	SFA Engineering Corp.	2,362	41,658
*	SFA Semicon Co. Ltd.	7,791	18,207
	SGC Energy Co. Ltd.	1,511	26,619
	Shin Heung Energy & Electronics Co. Ltd.	3,055	9,265
	Shindaeyang Paper Co. Ltd.	4,092	32,109

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae International, Inc.	3,582	$29,921
	Shinsegae, Inc.	1,278	157,898
	Showbox Corp.	6,629	13,112
	SIMMTECH Co. Ltd.	4,409	72,144
	SK Discovery Co. Ltd.	1,664	65,390
*	SK Eternix Co. Ltd.	2,737	47,218
	SK Gas Ltd.	499	95,099
*Ω	SK IE Technology Co. Ltd.	3,422	67,835
	SK Networks Co. Ltd.	5,652	18,540
*	SK oceanplant Co. Ltd.	4,477	63,696
	SK Securities Co. Ltd.	39,074	18,904
	SL Corp.	3,258	77,653
*	SMEC Co. Ltd.	13,544	35,560
#	S-Oil Corp.	5,682	256,298
	Solid, Inc.	12,020	54,099
	Solus Advanced Materials Co. Ltd.	4,200	25,821
	Songwon Industrial Co. Ltd.	2,765	21,774
	Soulbrain Co. Ltd.	520	88,184
	Straffic Co. Ltd.	4,344	12,098
*	Studio Dragon Corp.	667	22,183
	Sung Kwang Bend Co. Ltd.	4,963	113,673
	Sungshin Cement Co. Ltd.	3,983	30,143
	Sungwoo Hitech Co. Ltd.	6,297	26,823
*	SY Co. Ltd.	6,965	17,103
*	Synergy Innovation Co. Ltd.	10,808	22,164
	Systems Technology, Inc.	1,416	19,250
	Tae Kyung Industrial Co. Ltd.	2,320	8,920
*	Taewoong Co. Ltd.	1,335	38,779
*	Taihan Electric Wire Co. Ltd.	2,639	29,618
	TechWing, Inc.	698	13,813
	Telechips, Inc.	1,342	12,949
	TES Co. Ltd.	967	17,938
*	Theragen Etex Co. Ltd.	4,269	9,195
	TK Corp.	2,713	44,696
	TKG Huchems Co. Ltd.	3,216	40,788
	TLB Co. Ltd.	1,452	28,098
*	Tongyang Life Insurance Co. Ltd.	9,522	57,766
	Toptec Co. Ltd.	2,617	9,259
	Tovis Co. Ltd.	3,257	37,237
	Tplex Co. Ltd.	3,294	7,724
	TS Corp.	13,340	29,560
		Shares	Value»
SOUTH KOREA — (Continued)
	TSE Co. Ltd.	725	$20,134
	TYM Corp.	5,010	18,216
*	Uni-Chem Co. Ltd.	17,518	21,934
	Unick Corp.	2,540	7,080
	Unid Co. Ltd.	823	49,753
	Union Semiconductor Equipment & Materials Co. Ltd.	3,748	19,182
	Uniquest Corp.	2,472	10,986
	Unitrontech Co. Ltd.	2,852	13,075
	Value Added Technology Co. Ltd.	727	12,340
*††	Vidente Co. Ltd.	7,159	3,216
	Vieworks Co. Ltd.	347	5,215
	Vitzro Tech Co. Ltd.	3,438	21,114
	WiSoL Co. Ltd.	2,664	12,819
	WONIK IPS Co. Ltd.	4,011	93,669
	Wonik Materials Co. Ltd.	1,628	27,722
	Wonik QnC Corp.	2,576	33,825
	Woojin, Inc.	3,122	24,901
*	Wooree Bio Co. Ltd.	4,791	7,913
	Wooshin Systems Co. Ltd.	1,863	10,295
*	Woosu AMS Co. Ltd.	4,857	10,767
	Worldex Industry & Trading Co. Ltd.	1,407	24,453
*	YC Corp.	4,316	34,299
	YG Entertainment, Inc.	940	57,429
*	YMT Co. Ltd.	1,177	7,780
	Youngone Holdings Co. Ltd.	1,016	102,963
	Zeus Co. Ltd.	3,837	33,997
	Zinus, Inc.	2,480	38,448
TOTAL SOUTH KOREA			25,960,494
SPAIN — (2.2%)
	Acciona SA	3,382	648,650
	Acerinox SA	37,659	434,566
	ACS Actividades de Construccion y Servicios SA	3,571	246,466
Ω	Aedas Homes SA	2,127	51,184
	Almirall SA	13,056	157,157
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	183,007
	Azkoyen SA	2,368	23,518
	Banco de Sabadell SA	1,583,992	5,846,357
	Bankinter SA	170,507	2,433,855
	CIE Automotive SA	3,062	91,933
	Construcciones y Auxiliar de Ferrocarriles SA	2,481	150,240

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Corp. ACCIONA Energias Renovables SA	7,829	$210,778
	Ebro Foods SA	16,869	329,326
	Elecnor SA	1,606	43,671
	Enagas SA	26,934	403,404
	Ence Energia y Celulosa SA	13,197	41,529
	Ercros SA	34,553	122,729
	Faes Farma SA	34,991	173,328
Ω	Gestamp Automocion SA	25,814	97,035
Ω	Global Dominion Access SA	12,230	47,004
*	Grifols SA	55,033	819,999
	Grupo Catalana Occidente SA	12,282	684,913
	Iberpapel Gestion SA (IBG SM)	3,031	68,762
	Mapfre SA	194,247	791,086
Ω	Neinor Homes SA	4,591	89,234
*	Obrascon Huarte Lain SA	11,425	4,291
	Repsol SA (REP SM)	149,030	2,259,556
*	Solaria Energia y Medio Ambiente SA	6,432	82,703
*Ω	Talgo SA	188	650
	Tubacex SA	19,616	81,706
Ω	Unicaja Banco SA	308,390	810,262
TOTAL SPAIN			17,428,899
SWEDEN — (1.9%)
Ω	AcadeMedia AB	25,979	237,884
	AddLife AB, Class B	3,936	69,314
	AFRY AB	21,068	326,102
Ω	Alimak Group AB	8,408	144,106
	Alleima AB	47,686	336,995
	Alligo AB, Class B	6,978	74,931
Ω	Ambea AB	22,319	280,784
	AQ Group AB	16,260	331,386
	Arise AB	8,680	30,466
	Arjo AB, Class B	47,018	163,847
*	Asmodee Group AB, Class B	33,734	424,832
Ω	Attendo AB	34,072	238,074
	Beijer Alma AB	4,542	122,199
	Bergman & Beving AB	3,715	119,447
	Betsson AB, Class B	31,487	533,149
#*	Better Collective AS	5,026	70,820
*	BHG Group AB	51,774	122,985
*	BICO Group AB	5,101	18,999
	Bilia AB, Class A	16,951	199,162
	Billerud Aktiebolag	44,659	379,187
*Ω	Boozt AB	8,782	78,184
Ω	Bravida Holding AB	37,595	352,789
	Bulten AB	2,101	12,638
		Shares	Value»
SWEDEN — (Continued)
	Byggmax Group AB	16,014	$95,116
	Catella AB	9,935	30,095
*	Cint Group AB	90,131	65,693
	Cloetta AB, Class B	101,902	327,721
	Coinshares International Ltd.	1,605	17,636
Ω	Coor Service Management Holding AB	12,142	57,070
	Eastnine AB	12,454	60,072
*	Electrolux AB, Class B	28,182	171,645
	Elekta AB, Class B	52,511	258,938
*	Embracer Group AB	23,885	247,081
*	Enea AB	3,692	27,838
	Fagerhult Group AB	8,823	34,074
	G5 Entertainment AB	1,578	16,997
	Getinge AB, Class B	1,130	22,304
	Granges AB	50,903	682,565
	Hanza AB	7,820	89,022
*	Hexatronic Group AB	24,995	53,089
	Humana AB	10,660	40,293
	Husqvarna AB (HUSQB SS), Class B	47,278	256,063
	Instalco AB	31,430	82,299
*	International Petroleum Corp. (IPCO CN)	952	15,871
*	International Petroleum Corp. (IPCO SS)	23,523	393,958
	Inwido AB	16,464	306,116
*	ITAB Shop Concept AB	7,249	12,840
	JM AB	10,038	143,844
	Kabe Group AB, Class B	1,056	27,679
*	Karnov Group AB	14,750	174,802
*	K-fast Holding AB	18,363	30,941
	KNOW IT AB	5,006	59,792
	Lindab International AB	24,204	508,734
	Loomis AB	18,184	718,983
	MEKO AB	13,313	116,427
*	Modern Times Group MTG AB, Class B	19,566	201,150
	NCC AB, Class B	22,628	428,468
	Nederman Holding AB	1,482	25,710
*	Net Insight AB, Class B	90,172	37,275
	New Wave Group AB, Class B	30,204	361,722
	Nolato AB, Class B	45,704	270,359
*	Norion Bank AB	15,589	99,607
	Note AB	2,568	50,185
*	Ovzon AB	13,228	56,288

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Peab AB, Class B	48,837	$367,282
	Prevas AB, Class B	2,525	19,077
*	Pricer AB, Class B	39,613	18,298
	Proact IT Group AB	6,249	62,202
	Ratos AB, Class B	51,154	181,090
	Rejlers AB	4,772	96,981
	Scandi Standard AB	13,354	129,038
*	Sdiptech AB, Class B	5,442	109,394
*	Sensys Gatso Group AB	2,295	9,778
*Ω	Sinch AB	139,329	478,310
*	Sivers Semiconductors AB	35,338	13,001
	SkiStar AB	8,658	136,584
	SSAB AB (SSABA SS), Class A	33,166	191,257
	SSAB AB (SSABB SS), Class B	116,329	657,453
*	Stillfront Group AB	104,492	54,156
	Storskogen Group AB, Class B	339,933	394,536
	Systemair AB	4,846	46,868
	TF Bank AB	4,086	56,232
	VBG Group AB, Class B	5,465	157,019
*	Vestum AB	17,354	17,049
	Vitrolife AB	2,056	30,213
*	Volvo Car AB, Class B	76,233	145,789
TOTAL SWEDEN			14,716,249
SWITZERLAND — (5.0%)
	Adecco Group AG	33,852	1,065,937
	Allreal Holding AG	4,110	929,618
	ALSO Holding AG	1,088	328,608
*	ams-OSRAM AG	1,068	14,077
	Arbonia AG	14,421	97,671
*	Aryzta AG	4,022	377,441
	Autoneum Holding AG	1,237	219,456
	Avolta AG	19,397	1,008,325
	Baloise Holding AG	13,750	3,295,392
	Banque Cantonale de Geneve	625	185,072
	Banque Cantonale Vaudoise	6,965	806,019
	Barry Callebaut AG	445	541,920
	Bell Food Group AG	708	224,155
	Berner Kantonalbank AG	1,473	460,434
	Bossard Holding AG, Class A	325	68,879
	Bucher Industries AG	1,630	769,765
	Bystronic AG	62	30,690
	Calida Holding AG	95	1,676
	Carlo Gavazzi Holding AG	128	29,165
		Shares	Value»
SWITZERLAND — (Continued)
	Cembra Money Bank AG	7,891	$885,609
*	Cicor Technologies Ltd.	570	141,287
	Cie Financiere Tradition SA	719	208,148
	Clariant AG	34,869	357,859
	Coltene Holding AG	645	41,440
	COSMO Pharmaceuticals NV	1,366	97,991
	CPH Group AG	125	11,611
	DKSH Holding AG	8,596	594,416
#*	DocMorris AG	1,196	11,199
	EFG International AG	30,301	600,586
	Emmi AG	145	131,987
	Flughafen Zurich AG	4,933	1,390,300
	Forbo Holding AG	220	208,673
Ω	Galenica AG	11,811	1,253,497
	Helvetia Holding AG	9,919	2,385,336
	Huber & Suhner AG	4,114	549,326
	Hypothekarbank Lenzburg AG	21	105,375
	Implenia AG	3,965	266,882
	Interroll Holding AG	18	50,687
	Investis Holding SA	877	135,549
	IVF Hartmann Holding AG	80	13,772
	Julius Baer Group Ltd.	47,004	3,180,491
	Jungfraubahn Holding AG	1,508	376,241
*	Komax Holding AG	459	62,827
	Landis & Gyr Group AG	5,296	432,441
	Liechtensteinische Landesbank AG	3,370	360,244
	Luzerner Kantonalbank AG	4,501	406,039
Ω	Medmix AG	5,303	77,508
	Meier Tobler Group AG	1,437	64,324
	Metall Zug AG, Class B	47	57,727
	Mikron Holding AG	2,269	51,109
	Mobimo Holding AG	2,212	866,337
*Ω	Montana Aerospace AG	6,067	211,313
	Naturenergie Holding AG	4,333	176,287
	OC Oerlikon Corp. AG Pfaffikon	36,629	178,953
	Orell Fuessli AG	25	3,228
	Phoenix Mecano AG	199	112,487
*Ω	PolyPeptide Group AG	2,356	65,530
	Rieter Holding AG	376	28,671

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Sandoz Group AG (SDZ SW)	51,632	$2,952,777
	Schweiter Technologies AG	142	65,544
	SFS Group AG	1,096	141,632
	Siegfried Holding AG	499	55,791
	SIG Group AG	56,125	908,034
	St. Galler Kantonalbank AG	851	519,248
	Stadler Rail AG	8,814	232,925
	Sulzer AG	2,788	536,441
	Swatch Group AG (UHR SW)	4,948	875,089
	Swatch Group AG (UHRN SW)	9,196	334,949
	Swiss Life Holding AG	122	126,367
	Swiss Prime Site AG	17,654	2,441,702
	Tecan Group AG	1,206	238,778
	TX Group AG	895	243,329
*	u-blox Holding AG	1,589	197,866
	Valiant Holding AG	4,972	782,581
	Vaudoise Assurances Holding SA	279	215,331
	Vetropack Holding AG	3,488	128,657
	Vontobel Holding AG	7,402	539,709
	VP Bank AG, Class A	966	92,240
	V-ZUG Holding AG	335	21,474
	Walliser Kantonalbank	1,138	176,544
	Zehnder Group AG	1,362	120,001
	Zug Estates Holding AG, Class B	79	208,193
	Zuger Kantonalbank	35	368,485
TOTAL SWITZERLAND			39,131,274
TAIWAN — (4.9%)
	Aaeon Technology, Inc.	4,000	16,109
	Ability Enterprise Co. Ltd.	35,000	69,552
	AcBel Polytech, Inc.	69,687	64,012
	Acer, Inc.	554,000	591,872
*	ACES Electronic Co. Ltd.	19,323	36,688
*	Acon Holding, Inc.	57,415	15,444
	Action Electronics Co. Ltd.	34,000	14,414
	ADATA Technology Co. Ltd.	37,384	113,364
	Advanced International Multitech Co. Ltd.	24,000	51,544
	Advanced Power Electronics Corp.	4,000	10,739
	Advancetek Enterprise Co. Ltd.	13,000	30,335
	Shares	Value»
TAIWAN — (Continued)
Allmind Holdings Corp.	7,000	$11,399
Alltek Technology Corp.	32,000	38,338
Alpha Networks, Inc.	37,000	32,649
Altek Corp.	52,824	70,794
Amazing Microelectronic Corp.	13,000	27,673
AMPACS Corp.	8,000	8,270
Ampire Co. Ltd.	9,000	8,155
AmTRAN Technology Co. Ltd.	36,000	15,873
Anji Technology Co. Ltd.	8,000	8,581
Apacer Technology, Inc.	19,000	36,645
APAQ Technology Co. Ltd.	6,000	20,805
Apex Biotechnology Corp.	14,000	13,448
Apex Science & Engineering	23,929	9,657
ARBOR Technology Corp.	9,000	12,318
Arcadyan Technology Corp.	5,000	36,950
Ardentec Corp.	68,430	171,962
Asia Electronic Material Co. Ltd.	19,000	12,284
Asia Optical Co., Inc.	9,000	38,844
Asia Tech Image, Inc.	13,000	33,482
ATE Energy International Co. Ltd.	11,000	10,283
AUO Corp. (2409 TT)	755,200	301,077
Axiomtek Co. Ltd.	4,000	11,255
Azurewave Technologies, Inc.	18,000	35,119
Bank of Kaohsiung Co. Ltd.	213,393	83,441
BES Engineering Corp.	293,000	108,485
Bin Chuan Enterprise Co. Ltd.	17,000	27,142
Bizlink Holding, Inc.	2,038	61,296
Bon Fame Co. Ltd.	5,000	10,156
Brave C&H Supply Co. Ltd.	4,000	11,318
Brightek Optoelectronic Co. Ltd.	14,000	22,091
Brighton-Best International Taiwan, Inc.	54,000	62,991

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Cameo Communications, Inc.	38,531	$11,538
	Capital Futures Corp.	21,902	35,553
	Capital Securities Corp.	211,000	142,678
*	Career Technology MFG. Co. Ltd.	78,906	37,487
	Castles Technology Co. Ltd.	11,000	25,852
	Caswell, Inc.	4,000	11,120
	Cathay Real Estate Development Co. Ltd.	93,600	58,208
*	CCP Contact Probes Co. Ltd.	17,455	17,833
*	Celxpert Energy Corp.	22,569	25,966
	Cenra, Inc.	30,500	34,316
	Central Reinsurance Co. Ltd.	90,556	70,011
*	Champion Building Materials Co. Ltd.	69,300	23,067
	Chang Hwa Commercial Bank Ltd.	867,145	535,608
	Channel Well Technology Co. Ltd.	12,000	35,610
	Chant Sincere Co. Ltd.	6,000	8,456
	CHC Healthcare Group	20,000	30,682
	Chen Full International Co. Ltd.	14,000	18,923
	Cheng Loong Corp.	159,000	96,933
*	Cheng Mei Materials Technology Corp.	93,476	43,285
	Cheng Shin Rubber Industry Co. Ltd.	278,000	371,876
	Cheng Uei Precision Industry Co. Ltd.	77,000	145,344
	Chien Shing Harbour Service Co. Ltd.	8,000	12,371
	China Airlines Ltd.	410,000	280,947
	China Bills Finance Corp.	142,000	71,985
	China General Plastics Corp.	64,516	25,672
*	China Man-Made Fiber Corp.	197,000	41,810
	China Metal Products	53,000	44,062
#	China Motor Corp.	52,000	95,910
	China Steel Structure Co. Ltd.	7,000	9,991
	China Wire & Cable Co. Ltd.	26,000	32,954
		Shares	Value»
TAIWAN — (Continued)
	Chinese Maritime Transport Ltd.	16,710	$26,921
	Ching Feng Home Fashions Co. Ltd.	29,196	19,782
	Chin-Poon Industrial Co. Ltd.	54,000	63,268
	Chipbond Technology Corp.	114,000	213,121
	ChipMOS Technologies, Inc. (8150 TT)	92,344	79,902
	Chlitina Holding Ltd.	11,000	37,470
	Chong Hong Construction Co. Ltd.	40,000	109,291
	Chun Yuan Steel Industry Co. Ltd.	95,000	62,924
*	Chung Hwa Pulp Corp.	70,015	28,574
	Chunghwa Precision Test Tech Co. Ltd.	2,000	56,510
	Collins Co. Ltd.	19,000	9,647
	Compal Electronics, Inc.	871,000	852,363
	Compeq Manufacturing Co. Ltd.	170,000	369,482
	Complex Micro Interconnection Co. Ltd.	8,000	10,812
	Concord International Securities Co. Ltd.	50,022	20,012
	Concord Securities Co. Ltd.	111,449	43,676
	Continental Holdings Corp.	90,000	66,276
	Contrel Technology Co. Ltd.	15,000	18,677
	Coretronic Corp.	54,000	146,199
	Co-Tech Development Corp.	14,000	54,972
	Coxon Precise Industrial Co. Ltd.	16,000	7,262
	Cryomax Cooling System Corp.	14,154	13,746
	CTCI Corp.	67,000	65,324
	CviLux Corp.	17,000	23,976
*	CX Technology Co. Ltd.	11,000	8,835
	Cyberlink Corp.	5,000	15,606
*	CyberTAN Technology, Inc.	32,000	27,968
	DA CIN Construction Co. Ltd.	44,000	87,851
	Dafeng TV Ltd.	12,000	20,382
	Da-Li Development Co. Ltd.	64,934	98,508

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Darfon Electronics Corp.	37,000	$43,232
	Darwin Precisions Corp.	76,000	27,299
	De Licacy Industrial Co. Ltd.	45,000	19,952
	Delpha Construction Co. Ltd.	31,000	29,489
	Depo Auto Parts Ind Co. Ltd.	20,000	114,419
	Dimerco Express Corp.	17,850	45,226
	D-Link Corp.	67,400	36,971
*	Donpon Precision, Inc.	14,000	13,339
	Draytek Corp.	12,000	12,772
	Dyaco International, Inc.	21,129	15,026
	Dynapack International Technology Corp.	8,000	61,230
	Eastech Holding Ltd.	6,000	18,151
	eCloudvalley Digital Technology Co. Ltd.	12,000	32,017
*	Edimax Technology Co. Ltd.	32,000	18,718
	Edison Opto Corp.	28,000	16,255
*	Edom Technology Co. Ltd.	38,000	32,079
	Elite Semiconductor Microelectronics Technology, Inc.	18,000	29,920
	Elitegroup Computer Systems Co. Ltd.	67,000	38,834
	Emerging Display Technologies Corp.	13,000	9,666
	Ennoconn Corp.	11,000	111,830
	Ennostar, Inc.	73,400	85,881
	EnTie Commercial Bank Co. Ltd.	110,000	48,782
*	Epileds Technologies, Inc.	24,000	17,660
	Episil-Precision, Inc.	13,000	14,073
	Eson Precision Ind Co. Ltd.	16,000	34,590
	Eternal Materials Co. Ltd.	50,950	47,215
	Eurocharm Holdings Co. Ltd.	2,000	8,999
	Eva Airways Corp.	229,648	289,563
*	Everest Textile Co. Ltd.	77,000	16,315
	Evergreen International Storage & Transport Corp.	93,000	106,464
		Shares	Value»
TAIWAN — (Continued)
	EVERGREEN Steel Corp.	28,000	$75,378
	Everlight Chemical Industrial Corp.	81,450	44,227
	Everlight Electronics Co. Ltd.	86,000	198,565
	Excel Cell Electronic Co. Ltd.	28,000	16,350
	Excellence Opto, Inc.	16,000	11,224
	Excelsior Medical Co. Ltd.	27,402	76,774
	Far Eastern Department Stores Ltd.	193,000	136,649
	Far Eastern International Bank	482,682	216,504
	Far Eastern New Century Corp.	553,000	530,019
	Farglory F T Z Investment Holding Co. Ltd.	9,630	14,414
	Farglory Land Development Co. Ltd.	52,000	107,441
*	Federal Corp.	24,000	16,756
	Feedback Technology Corp.	9,072	30,494
	Feng Hsin Steel Co. Ltd.	57,000	128,799
	Firich Enterprises Co. Ltd.	36,000	30,329
*	First Copper Technology Co. Ltd.	27,000	29,518
	First Insurance Co. Ltd.	37,000	30,436
*	First Steamship Co. Ltd.	84,806	16,484
*	Fittech Co. Ltd.	5,254	10,472
*	FLEXium Interconnect, Inc.	35,000	76,313
	Formosa Advanced Technologies Co. Ltd.	12,000	10,729
	Formosa Laboratories, Inc.	21,322	47,388
	Formosa Optical Technology Co. Ltd.	7,000	30,479
	Formosa Sumco Technology Corp.	12,000	35,423
	Formosan Union Chemical Corp.	58,179	34,323
	Founding Construction & Development Co. Ltd.	24,000	13,319

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Foxsemicon Integrated Technology, Inc.	3,000	$30,376
	Franbo Lines Corp.	22,000	13,622
	Froch Enterprise Co. Ltd.	18,000	8,750
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	21,276
	Fu Hua Innovation Co. Ltd.	44,379	49,363
	Fulgent Sun International Holding Co. Ltd.	24,945	85,189
*	Fulltech Fiber Glass Corp.	82,958	149,729
	G Shank Enterprise Co. Ltd.	16,296	43,439
	Gamania Digital Entertainment Co. Ltd.	19,000	40,619
	GEM Services, Inc.	11,000	24,879
	Gemtek Technology Corp.	73,000	58,316
*	General Interface Solution GIS Holding Ltd.	18,000	27,511
	General Plastic Industrial Co. Ltd.	13,000	13,150
	Genius Electronic Optical Co. Ltd.	6,000	86,411
	Genmont Biotech, Inc.	14,000	9,437
	Genovate Biotechnology Co. Ltd.	12,360	7,526
	GeoVision, Inc.	8,900	14,437
	Giant Manufacturing Co. Ltd.	34,000	130,226
	Giantplus Technology Co. Ltd.	73,000	32,649
*	Gigasolar Materials Corp.	5,000	12,087
*	Gigastorage Corp.	46,000	18,793
	Global Brands Manufacture Ltd.	71,240	272,625
	Global PMX Co. Ltd.	8,000	31,167
	Globaltek Fabrication Co. Ltd.	6,000	10,988
	Globalwafers Co. Ltd.	32,000	363,232
	Globe Union Industrial Corp.	48,910	16,207
	Gloria Material Technology Corp.	47,000	58,180
	GMI Technology, Inc.	16,247	24,116
		Shares	Value»
TAIWAN — (Continued)
	Goldsun Building Materials Co. Ltd.	77,520	$95,643
	Good Will Instrument Co. Ltd.	16,000	24,166
	Gordon Auto Body Parts	33,000	30,499
	Gourmet Master Co. Ltd.	14,000	37,533
	Grand Fortune Securities Co. Ltd.	45,139	16,715
	Grape King Bio Ltd.	18,000	77,793
	Great China Metal Industry	26,000	18,662
	Great Wall Enterprise Co. Ltd.	83,000	169,246
	Greatek Electronics, Inc.	22,000	45,187
	GTM Holdings Corp.	21,000	21,662
*	Hai Kwang Enterprise Corp.	16,800	9,012
	Harvatek Corp.	29,000	16,701
	Hey Song Corp.	61,000	81,385
	Highlight Tech Corp.	6,400	9,264
	Highwealth Construction Corp.	45,100	61,625
*	Hitron Technology, Inc.	14,000	10,447
	Hiyes International Co. Ltd.	7,136	20,779
	Hocheng Corp.	45,920	25,163
	Hong Pu Real Estate Development Co. Ltd.	47,000	42,824
	Hong TAI Electric Industrial	39,000	47,627
#	Hota Industrial Manufacturing Co. Ltd.	39,000	70,928
	Hsin Kuang Steel Co. Ltd.	18,000	24,378
	Hu Lane Associate, Inc.	3,075	13,685
	HUA ENG Wire & Cable Co. Ltd.	75,000	65,986
	Huaku Development Co. Ltd.	48,510	154,315
	Huang Hsiang Construction Corp.	34,934	45,560
	Huikwang Corp.	9,000	7,987
	Hung Ching Development & Construction Co. Ltd.	33,000	29,532
	Hung Sheng Construction Ltd.	88,352	67,922
	Huxen Corp.	7,000	11,543

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	$39,032
	Hwacom Systems, Inc.	18,000	13,259
	Ibase Technology, Inc.	5,000	8,961
#	IBF Financial Holdings Co. Ltd.	543,536	263,884
	Ichia Technologies, Inc.	56,000	76,318
	Innolux Corp.	1,312,663	503,446
	Inpaq Technology Co. Ltd.	17,000	38,644
	Integrated Service Technology, Inc.	8,000	32,460
	Iron Force Industrial Co. Ltd.	8,148	22,789
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	26,534
	ITEQ Corp.	34,000	114,224
	Jean Co. Ltd.	48,940	43,108
	Jetway Information Co. Ltd.	6,750	9,064
	Jia Wei Lifestyle, Inc.	7,350	11,079
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	17,951
	Johnson Health Tech Co. Ltd.	8,000	40,477
	K Laser Technology, Inc.	43,000	23,635
	Kedge Construction Co. Ltd.	10,450	29,544
	KEE TAI Properties Co. Ltd.	82,215	34,565
	Kenda Rubber Industrial Co. Ltd.	83,111	62,803
	Kerry TJ Logistics Co. Ltd.	32,000	35,946
	Kindom Development Co. Ltd.	64,300	107,183
	King Chou Marine Technology Co. Ltd.	10,200	14,625
*	King's Town Bank Co. Ltd.	148,000	266,866
#*	King's Town Construction Co. Ltd.	27,000	37,246
	Kinko Optical Co. Ltd.	36,769	31,358
	Kinpo Electronics	221,000	131,799
	Kinsus Interconnect Technology Corp.	48,000	163,101
	KMC Kuei Meng International, Inc.	6,000	18,827
	KS Terminals, Inc.	6,000	10,216
*	Kung Sing Engineering Corp.	74,426	27,937
		Shares	Value»
TAIWAN — (Continued)
	Kuo Toong International Co. Ltd.	19,551	$33,001
	Kwong Lung Enterprise Co. Ltd.	21,000	33,259
	Lanner Electronics, Inc.	4,000	10,625
	Leadtrend Technology Corp.	7,501	10,591
*	Lealea Enterprise Co. Ltd.	159,120	35,006
	LEE CHI Enterprises Co. Ltd.	37,000	13,012
	Lelon Electronics Corp.	18,508	47,238
	Lemtech Holdings Co. Ltd.	5,000	13,236
	Leo Systems, Inc.	10,000	9,030
*	Leofoo Development Co. Ltd.	17,000	9,591
*	Li Peng Enterprise Co. Ltd.	113,000	22,521
	Lingsen Precision Industries Ltd.	69,000	33,793
	Liton Technology Corp.	9,000	10,006
	Long Da Construction & Development Corp.	42,000	39,177
*	Longchen Paper & Packaging Co. Ltd.	88,485	30,352
	Longwell Co.	11,000	39,056
	Lucky Cement Corp.	46,000	21,616
	Lumax International Corp. Ltd.	13,500	43,745
*	Lung Yen Life Service Corp.	30,000	58,805
	Macroblock, Inc.	3,000	6,310
*	Macronix International Co. Ltd.	306,000	192,413
	Mayer Steel Pipe Corp.	32,400	24,946
	Mercuries & Associates Holding Ltd.	76,680	30,979
*	Mercuries Life Insurance Co. Ltd.	662,351	115,847
	Merida Industry Co. Ltd.	25,000	96,585
	Merry Electronics Co. Ltd.	23,046	87,403
	METAAGE Corp.	8,000	14,023
	Mildef Crete, Inc.	10,000	37,119
	MIN AIK Technology Co. Ltd.	44,000	29,489
*	MOSA Industrial Corp.	19,307	9,510

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Mosel Vitelic, Inc.	13,000	$8,996
	Motech Industries, Inc.	29,000	17,402
	MSSCORPS Co. Ltd.	4,320	19,477
	Nak Sealing Technologies Corp.	10,000	37,161
	Namchow Holdings Co. Ltd.	32,000	43,229
	Nan Liu Enterprise Co. Ltd.	4,000	7,837
	Nan Ya Plastics Corp.	492,000	671,037
*	Nanya Technology Corp.	186,000	273,824
	New Best Wire Industrial Co. Ltd.	19,000	18,439
	Nichidenbo Corp.	14,000	35,372
	Niko Semiconductor Co. Ltd.	18,513	25,732
	Nuvoton Technology Corp.	31,000	70,791
	O-Bank Co. Ltd.	224,375	67,959
	Ocean Plastics Co. Ltd.	35,000	43,129
	OK Biotech Co. Ltd.	20,036	10,590
	Optimax Technology Corp.	35,000	29,135
	Orient Europharma Co. Ltd.	7,000	11,949
	Orient Semiconductor Electronics Ltd.	54,000	69,607
*	Oriental Union Chemical Corp.	66,000	27,553
	O-TA Precision Industry Co. Ltd.	8,000	13,996
	Pacific Hospital Supply Co. Ltd.	6,000	17,863
*	Paiho Shih Holdings Corp.	16,800	11,227
	Pan German Universal Motors Ltd.	4,000	44,597
	Pan Jit International, Inc.	43,000	67,767
	Pan-International Industrial Corp.	67,000	95,990
	Parpro Corp.	17,000	31,075
*	PChome Online, Inc.	17,000	18,513
	PCL Technologies, Inc.	9,000	26,789
	Pegatron Corp.	188,000	500,488
*	Phihong Technology Co. Ltd.	42,000	30,669
	Phoenix Silicon International Corp.	11,000	46,440
	Pixart Imaging, Inc.	4,000	25,932
	Posiflex Technology, Inc.	4,000	33,172
		Shares	Value»
TAIWAN — (Continued)
*	Powerchip Semiconductor Manufacturing Corp.	362,000	$180,332
	Powertech Technology, Inc.	123,000	513,763
	President Securities Corp.	183,098	115,397
	Primax Electronics Ltd.	69,000	167,229
	Prince Housing & Development Corp.	185,000	56,278
	Promate Electronic Co. Ltd.	13,199	26,281
	Prosperity Dielectrics Co. Ltd.	20,000	25,337
	Qisda Corp.	38,000	32,770
	QST International Corp.	13,024	22,785
	Qualipoly Chemical Corp.	18,900	44,003
*	Quintain Steel Co. Ltd.	62,532	20,153
	Radiant Opto-Electronics Corp.	5,000	22,983
	Radium Life Tech Co. Ltd.	168,209	63,327
	Raydium Semiconductor Corp.	5,000	58,027
	Rechi Precision Co. Ltd.	59,000	47,022
	Rexon Industrial Corp. Ltd.	20,000	20,041
	Rich Development Co. Ltd.	136,990	40,284
*	Ritek Corp.	110,724	37,625
	Ruentex Development Co. Ltd.	263,000	262,534
	Sampo Corp.	58,800	48,947
	San Fang Chemical Industry Co. Ltd.	15,000	17,099
	Sanyang Motor Co. Ltd.	30,000	62,061
	Savior Lifetec Corp.	58,000	36,145
	Scan-D Corp.	6,000	5,789
	SCI Pharmtech, Inc.	8,000	15,409
	SDI Corp.	14,000	34,364
	Sea Sonic Electronics Co. Ltd.	1,000	2,468
	Senao International Co. Ltd.	22,000	22,129
	Senao Networks, Inc.	5,815	31,392
	Sercomm Corp.	26,000	86,725
	Sesoda Corp.	29,000	30,294

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shanghai Commercial & Savings Bank Ltd.	405,000	$581,436
	Sharehope Medicine Co. Ltd.	12,038	10,893
	ShenMao Technology, Inc.	22,000	57,396
	Shih Her Technologies, Inc.	10,000	51,466
*	Shih Wei Navigation Co. Ltd.	61,790	31,969
	Shihlin Electric & Engineering Corp.	5,000	29,567
	Shin Zu Shing Co. Ltd.	6,926	53,854
*	Shining Building Business Co. Ltd.	102,444	31,918
	Shinkong Insurance Co. Ltd.	36,000	114,076
	Shinkong Synthetic Fibers Corp.	160,000	68,700
	Shuttle, Inc.	85,000	45,611
	Sigurd Microelectronics Corp.	76,046	196,703
	Simplo Technology Co. Ltd.	26,000	354,990
	Sincere Navigation Corp.	62,830	46,140
	Sino-American Silicon Products, Inc.	61,000	204,505
	Sinon Corp.	64,000	88,144
	Sinphar Pharmaceutical Co. Ltd.	25,920	27,157
	Sinyi Realty, Inc.	46,000	39,012
	Siward Crystal Technology Co. Ltd.	33,000	23,890
	Solar Applied Materials Technology Corp.	16,000	26,468
	Solteam, Inc.	19,197	29,685
	Sonix Technology Co. Ltd.	16,000	17,098
	Southeast Cement Co. Ltd.	19,000	11,410
	Speed Tech Corp.	7,000	9,691
#	Sports Gear Co. Ltd.	24,000	80,491
	St. Shine Optical Co. Ltd.	6,000	31,956
	Standard Foods Corp.	61,000	65,116
	S-Tech Corp.	12,000	9,447
	STL Technology Co. Ltd.	12,000	46,736
	Sun Max Tech Ltd.	7,000	14,664
		Shares	Value»
TAIWAN — (Continued)
*	Sun Yad Construction Co. Ltd.	69,377	$32,004
*	Sunko INK Co. Ltd.	43,000	17,282
	Sunny Friend Environmental Technology Co. Ltd.	10,000	25,115
*	Sunplus Technology Co. Ltd.	68,000	42,979
	Sunrex Technology Corp.	31,685	46,061
	Sunspring Metal Corp.	22,807	18,293
	Superalloy Industrial Co. Ltd.	15,000	27,157
	Supreme Electronics Co. Ltd.	78,340	110,245
	Sweeten Real Estate Development Co. Ltd.	48,054	50,551
	Symtek Automation Asia Co. Ltd.	7,269	36,847
	Syncmold Enterprise Corp.	13,000	29,743
	Synmosa Biopharma Corp.	24,410	30,111
	Systex Corp.	32,000	116,630
	TA Chen Stainless Pipe	307,916	403,626
	Ta Ya Electric Wire & Cable	76,090	88,215
	Tai Tung Communication Co. Ltd.	18,689	12,416
	Taichung Commercial Bank Co. Ltd.	710,983	528,302
	Taiflex Scientific Co. Ltd.	38,136	57,534
	Taimide Tech, Inc.	15,000	31,130
	Tainan Enterprises Co. Ltd.	14,000	12,695
	Tainan Spinning Co. Ltd.	234,000	100,499
	Taishin Financial Holding Co. Ltd.	3,303,413	1,802,954
	TaiSol Electronics Co. Ltd.	10,000	17,488
	Taita Chemical Co. Ltd.	52,132	20,316
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	31,533
	Taiwan Business Bank	1,370,380	736,298
	Taiwan Cogeneration Corp.	81,000	117,406
	Taiwan Fertilizer Co. Ltd.	119,000	206,688

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	$48,488
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	58,069
#*	Taiwan Glass Industry Corp.	173,000	137,551
	Taiwan Hon Chuan Enterprise Co. Ltd.	9,311	45,394
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	31,147	33,174
††	Taiwan Land Development Corp.	129,466	2,180
	Taiwan Line Tek Electronic	10,300	8,299
	Taiwan Mask Corp.	10,000	10,292
	Taiwan Navigation Co. Ltd.	52,000	46,667
	Taiwan Paiho Ltd.	41,000	70,639
	Taiwan PCB Techvest Co. Ltd.	48,000	52,085
	Taiwan Sanyo Electric Co. Ltd.	27,000	34,110
	Taiwan Semiconductor Co. Ltd.	10,000	15,124
*	Taiwan Styrene Monomer	33,000	10,463
	Taiwan Surface Mounting Technology Corp.	44,000	155,095
*	Taiwan TEA Corp.	77,000	37,623
	Taiyen Biotech Co. Ltd.	28,000	30,868
	Tatung Co. Ltd.	57,000	67,855
	TCC Group Holdings Co. Ltd.	900,000	730,055
	TCI Co. Ltd.	18,000	78,208
	Team Group, Inc.	5,000	12,201
	Teco Electric & Machinery Co. Ltd.	158,000	268,223
	Test Research, Inc.	6,000	28,895
	Test Rite International Co. Ltd.	44,000	29,356
*	Thermaltake Technology Co. Ltd.	13,000	13,539
	Thinking Electronic Industrial Co. Ltd.	5,000	22,533
	Thye Ming Industrial Co. Ltd.	20,000	45,570
*††	Ting Sin Co. Ltd.	385	0
	Ton Yi Industrial Corp.	170,000	103,066
	Tong Hsing Electronic Industries Ltd.	27,460	92,823
		Shares	Value»
TAIWAN — (Continued)
	Tong Yang Industry Co. Ltd.	10,000	$34,926
	Tong-Tai Machine & Tool Co. Ltd.	27,000	29,429
	Top Union Electronics Corp.	20,326	20,273
	Topco Technologies Corp.	8,999	18,741
	Topkey Corp.	12,000	72,597
	Topoint Technology Co. Ltd.	23,000	48,283
	Toung Loong Textile Manufacturing	27,540	14,331
#	Transcend Information, Inc.	38,000	119,645
	Tripod Technology Corp.	45,000	418,829
	Tsann Kuen Enterprise Co. Ltd.	14,032	11,513
	TSC Auto ID Technology Co. Ltd.	4,399	26,968
	TSEC Corp.	57,000	30,369
	TSRC Corp.	50,000	30,358
	Tung Ho Steel Enterprise Corp.	84,190	180,501
	Tung Ho Textile Co. Ltd.	29,000	17,497
	TURVO International Co. Ltd.	5,000	29,804
#	TYC Brother Industrial Co. Ltd.	42,000	56,956
	Tyntek Corp.	44,000	22,071
	UDE Corp.	10,000	32,554
	Ultra Chip, Inc.	8,000	14,192
	U-Ming Marine Transport Corp.	84,000	146,052
	Unic Technology Corp.	29,000	22,361
	Unimicron Technology Corp.	134,000	608,265
	Union Bank of Taiwan	325,568	180,948
	Union Insurance Co. Ltd.	12,000	10,375
	Unitech Computer Co. Ltd.	20,000	27,765
*	Unitech Printed Circuit Board Corp.	126,047	116,949
*	United Alloy-Tech Co.	11,000	15,223
	United Orthopedic Corp.	10,000	33,277
	United Radiant Technology	21,000	14,544
*	United Renewable Energy Co. Ltd.	144,000	34,077
*††	Unity Opto Technology Co. Ltd.	91,000	0

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Univacco Technology, Inc.	11,000	$16,227
	Universal Cement Corp.	80,136	71,565
	UPC Technology Corp.	147,664	51,202
	UPI Semiconductor Corp.	9,000	58,385
	USI Corp.	129,091	46,693
	Utechzone Co. Ltd.	5,000	14,954
	Value Valves Co. Ltd.	4,000	10,299
	Ve Wong Corp.	16,000	21,457
#	Ventec International Group Co. Ltd.	10,000	27,811
*	Wafer Works Corp.	98,068	75,354
	Wah Hong Industrial Corp.	15,000	19,158
	Wah Lee Industrial Corp.	34,680	108,544
	Walsin Lihwa Corp.	554,800	414,619
	Walsin Technology Corp.	18,000	50,640
	Wan Hai Lines Ltd.	29,000	85,765
	WEI Chih Steel Industrial Co. Ltd.	31,000	19,111
	Weikeng Industrial Co. Ltd.	71,661	81,029
	Well Shin Technology Co. Ltd.	18,000	32,873
	WELLELL, Inc.	9,000	6,567
*	Wha Yu Industrial Co. Ltd.	18,000	7,726
	Win Semiconductors Corp.	27,000	76,566
*	Winbond Electronics Corp.	581,250	333,592
	Winstek Semiconductor Co. Ltd.	9,000	28,789
	Wisdom Marine Lines Co. Ltd.	86,000	167,255
	WITS Corp.	5,000	15,873
	WNC Corp.	12,000	47,040
	Wonderful Hi-Tech Co. Ltd.	11,000	13,976
	WPG Holdings Ltd.	280,000	620,414
	WT Microelectronics Co. Ltd.	98,000	449,425
*	XAC Automation Corp.	19,000	16,048
	Xxentria Technology Materials Corp.	12,000	17,931
	Ya Horng Electronic Co. Ltd.	9,000	18,892
	Yageo Corp.	3,001	52,732
	YC INOX Co. Ltd.	79,249	56,666
		Shares	Value»
TAIWAN — (Continued)
	YCC Parts Manufacturing Co. Ltd.	9,000	$14,879
	Yea Shin International Development Co. Ltd.	41,047	36,499
	Yem Chio Co. Ltd.	92,350	47,973
	YFC-Boneagle Electric Co. Ltd.	15,639	10,448
	YFY, Inc.	234,000	190,108
*	Yieh Phui Enterprise Co. Ltd.	104,186	52,206
	Youngtek Electronics Corp.	24,000	49,333
	Yuanta Futures Co. Ltd.	12,213	33,604
	Yuen Foong Yu Consumer Products Co. Ltd.	9,000	12,003
	Yulon Motor Co. Ltd.	99,264	108,276
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	32,677
	YungShin Global Holding Corp.	29,000	60,705
	Zeng Hsing Industrial Co. Ltd.	9,669	31,602
	Zenitron Corp.	27,000	29,743
	Zhen Ding Technology Holding Ltd.	119,000	496,309
*	Zig Sheng Industrial Co. Ltd.	111,000	32,951
	Zippy Technology Corp.	9,000	16,290
	Zyxel Group Corp.	57,488	52,317
TOTAL TAIWAN			38,134,503
THAILAND — (0.3%)
	Advanced Information Technology PCL, Class F	85,600	13,752
	Allianz Ayudhya Capital PCL	11,000	10,939
	AP Thailand PCL	357,200	79,244
	Asia Plus Group Holdings PCL	364,300	27,869
	Asian Insulators PCL	77,450	8,342
	Asian Sea Corp. PCL	38,500	8,541
	Bangchak Corp. PCL	194,900	202,772
	Bangchak Sriracha PCL	40,300	6,166
	Bangkok Land PCL	1,885,500	28,848
	Bangkok Life Assurance PCL, NVDR	19,800	10,724

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Ranch PCL	119,400	$5,809
	Banpu PCL	1,265,532	195,561
	BEC World PCL	128,200	10,200
	Berli Jucker PCL	150,600	88,480
	BKI Holdings PCL	16,100	141,885
	Cal-Comp Electronics Thailand PCL, Class F	234,044	47,625
	Cotto F	308,500	1,794
*	Country Group Development PCL	992,900	3,646
	Dhipaya Group Holdings PCL	70,400	40,930
	Dohome PCL	194,100	23,876
*	Energy Absolute PCL	735,400	65,259
	Frasers Property Thailand PCL	48,300	9,016
	GFPT PCL	114,300	33,926
	Global Green Chemicals PCL	37,300	4,565
	Gunkul Engineering PCL	455,300	24,102
	Hana Microelectronics PCL	88,700	62,698
	IRPC PCL	1,388,500	43,762
	KGI Securities Thailand PCL	250,300	29,871
	Kiatnakin Phatra Bank PCL	38,600	65,259
	Lalin Property PCL	107,600	16,068
	Lam Soon Thailand PCL	56,200	8,014
	MK Restaurants Group PCL	68,600	48,700
	Northeast Rubber PCL	180,000	24,345
	Polyplex Thailand PCL	85,200	27,635
	Precious Shipping PCL	122,800	24,800
	Prima Marine PCL	195,700	38,924
*	Property Perfect PCL	2,489,056	6,855
	PTT Global Chemical PCL	166,200	120,531
	Quality Houses PCL	813,000	35,575
	Ramkhamhaeng Hospital PCL	6,900	3,758
	Rojana Industrial Park PCL	220,300	31,683
	S Hotels & Resorts PCL	142,900	6,647
*	Samart Corp. PCL	50,300	9,620
	Sansiri PCL	2,197,100	99,501
	Siamgas & Petrochemicals PCL	83,800	17,181
*	SNC Former PCL	53,600	9,759
		Shares	Value»
THAILAND — (Continued)
	SPCG PCL	88,600	$22,231
	Sri Trang Agro-Industry PCL	94,500	40,773
	Sri Trang Gloves Thailand PCL	179,000	38,615
	Srithai Superware PCL	235,400	8,068
	Star Petroleum Refining PCL	181,300	31,622
*	Stella X PCL	2,167,200	10,611
	Supalai PCL	197,025	94,051
*	Super Energy Corp. PCL	5,131,000	21,981
*	Tata Steel Thailand PCL	749,600	18,350
	Thai Oil PCL	203,910	215,266
#*	Thaicom PCL	123,400	32,662
	Thoresen Thai Agencies PCL	96,300	12,848
	TPI Polene PCL	654,800	18,434
	Triple i Logistics PCL	97,600	14,216
	Vanachai Group PCL	89,800	5,331
*	Workpoint Entertainment PCL	20,800	2,648
TOTAL THAILAND			2,412,764
TURKEY — (0.1%)
	Aksa Akrilik Kimya Sanayii AS	49,968	11,695
	Albaraka Turk Katilim Bankasi AS	310,912	69,500
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	8,442
	Anadolu Anonim Turk Sigorta Sirketi	13,186	32,270
	Anadolu Hayat Emeklilik AS	11,468	25,027
	Aygaz AS	6,107	24,556
*	Bera Holding AS	140,066	57,629
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	2,327	20,632
	Bursa Cimento Fabrikasi AS	156,049	28,856
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	18,988
*	Esenboga Elektrik Uretim AS	14,153	33,198
	Global Yatirim Holding AS	225,200	49,448
	Is Yatirim Menkul Degerler AS	30,125	31,017

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	64,988	$63,247
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	170,857	116,116
*	Kordsa Teknik Tekstil AS	15,368	23,251
*	Petkim Petrokimya Holding AS	85,208	35,837
*	Reysas Tasimacilik ve Lojistik Ticaret AS	60,744	25,448
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	11,877	5,812
	Sekerbank Turk AS	257,072	36,985
*	Tekfen Holding AS	12,587	33,427
	Turkiye Sigorta AS	172,306	41,957
	Ulker Biskuvi Sanayi AS	4,899	13,205
*	Zorlu Enerji Elektrik Uretim AS	195,804	16,180
TOTAL TURKEY			822,723
UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	8,172	36,162
	Abu Dhabi National Hotels	1,272,008	172,780
*	Abu Dhabi Ports Co. PJSC	136,205	154,249
	Agility Global PLC	147,105	47,204
	Agthia Group PJSC	28,620	33,214
	Ajman Bank PJSC	68,627	27,598
	Amanat Holdings PJSC	220,573	70,762
*	Bank of Sharjah	73,344	33,725
	Dana Gas PJSC	894,562	186,505
	Deyaar Development PJSC	379,056	107,108
	Dubai Financial Market PJSC	214,538	102,064
	Dubai Investments PJSC	448,790	360,702
	Dubai Islamic Bank PJSC	340,966	924,721
	Emaar Development PJSC	112,658	459,751
	Emaar Properties PJSC	9,451	39,139
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	EMSTEEL Building Materials PJSC	221,878	$79,533
*	Manazel PJSC	339,566	32,024
*	Modon Holding PSC	27,507	28,380
	National Central Cooling Co. PJSC	58,193	46,018
*	RAK Properties PJSC	242,210	101,245
	Ras Al Khaimah Ceramics PJSC	90,792	63,749
	Sharjah Islamic Bank	56,246	46,207
*	Union Properties PJSC	403,416	95,802
TOTAL UNITED ARAB EMIRATES			3,248,642
UNITED KINGDOM — (8.6%)
*	Accesso Technology Group PLC	12,899	76,243
	Advanced Medical Solutions Group PLC	46,372	124,427
	AG Barr PLC	20,258	184,029
	Ashmore Group PLC	58,171	134,070
	Atalaya Mining Copper SA	17,837	107,507
*	Auction Technology Group PLC	6,402	41,567
	Aviva PLC	79,393	678,331
	Avon Technologies PLC	1,784	49,765
Ω	Bakkavor Group PLC	66,402	205,568
	Balfour Beatty PLC	184,807	1,320,722
	Barratt Redrow PLC	387,148	1,906,491
	Beazley PLC	157,760	1,858,842
	Begbies Traynor Group PLC	22,710	35,946
	Bellway PLC	37,803	1,237,216
	Berkeley Group Holdings PLC	13,004	625,386
	Bloomsbury Publishing PLC	23,004	145,111
	Bodycote PLC	3,811	31,988
#*	boohoo Group PLC	179,212	41,051
	Breedon Group PLC	89,848	428,310
	Brooks Macdonald Group PLC	4,090	97,500
	C&C Group PLC	98,194	229,428
*	Capita PLC	4,614	18,417
	Capital Ltd.	44,660	55,540
	Card Factory PLC	91,534	123,208
	Carr's Group PLC	8,557	16,324
	Castings PLC	4,281	16,175
	Centaur Media PLC	16,082	7,001
	Central Asia Metals PLC	34,290	66,283
	Centrica PLC	1,652,534	3,592,200
	Chemring Group PLC	72,138	522,430

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Chesnara PLC	45,670	$158,951
*	Close Brothers Group PLC	11,462	60,915
Ω	CMC Markets PLC	23,524	70,511
	Conduit Holdings Ltd.	10,442	41,998
	Costain Group PLC	73,135	158,275
	Cranswick PLC	4,955	347,014
	Crest Nicholson Holdings PLC	45,246	108,903
	Croda International PLC	13,357	459,717
*	Currys PLC	665,142	989,784
	DCC PLC	14,757	924,246
*	DFS Furniture PLC	52,954	111,649
*	Dialight PLC	7,087	19,311
	DiscoverIE Group PLC	24,510	223,337
	Diversified Energy Co. PLC (DEC LN)	2,073	31,097
	dotdigital group PLC	18,632	17,776
	Dowlais Group PLC	46,616	43,071
	Dr. Martens PLC	88,180	94,062
	Drax Group PLC	112,465	1,050,372
	easyJet PLC	72,083	467,405
	Elementis PLC	170,296	389,680
	EnQuest PLC	477,212	87,353
	Entain PLC	33,377	448,210
	Epwin Group PLC	13,108	16,452
	Firstgroup PLC	245,111	729,275
*	Flowtech Fluidpower PLC	7,489	6,125
Ω	Forterra PLC	44,010	116,693
	Foxtons Group PLC	108,086	83,479
*	Frasers Group PLC	10,215	92,487
	Fresnillo PLC	51,284	945,609
*	Frontier Developments PLC	3,815	18,585
	Fuller Smith & Turner PLC, Class A	11,027	85,860
	Future PLC	15,073	140,972
	Galliford Try Holdings PLC	22,071	127,318
	GB Group PLC	58,126	179,080
	Genuit Group PLC	80,123	411,553
	Genus PLC	6,977	228,503
*	Georgia Capital PLC	13,296	372,861
	Gooch & Housego PLC	4,041	32,274
	Goodwin PLC	372	41,619
	Grafton Group PLC, CDI	62,324	730,646
	Grainger PLC	133,497	360,919
	Greencore Group PLC	148,586	504,482
*	Griffin Mining Ltd.	5,698	13,853
	Gulf Keystone Petroleum Ltd.	119,124	258,134
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Gulf Marine Services PLC	55,013	$14,913
*Ω	Gym Group PLC	57,218	111,006
	H&T Group PLC	9,974	85,111
	Halfords Group PLC	42,184	79,982
	Harbour Energy PLC	51,480	135,389
	Hargreaves Services PLC	7,040	69,149
	Harworth Group PLC	35,731	88,987
	Hays PLC	63,109	53,049
	Helical PLC	20,917	62,473
	Henry Boot PLC	24,425	74,028
	Hill & Smith PLC	39	1,050
	Hiscox Ltd.	87,828	1,495,296
	Hochschild Mining PLC	102,345	376,125
	Hunting PLC	44,485	184,638
Ω	Ibstock PLC	92,007	182,135
	IG Group Holdings PLC	16,605	247,262
	Inchcape PLC	83,863	776,140
	Investec PLC	196,592	1,454,163
	ITV PLC	958,370	1,039,535
	J D Wetherspoon PLC	11,979	118,728
	J Sainsbury PLC	531,830	2,126,571
*	James Fisher & Sons PLC	12,277	59,930
	JD Sports Fashion PLC	252,137	283,020
	JET2 PLC	2,505	53,655
*	John Wood Group PLC	194,974	47,482
	Johnson Matthey PLC	31,836	741,804
	Johnson Service Group PLC	111,790	208,117
	Jupiter Fund Management PLC	120,501	204,853
	Just Group PLC	337,292	938,042
	Keller Group PLC	36,172	631,797
	Kier Group PLC	121,707	318,155
	Kingfisher PLC	563,532	2,003,809
	Kitwave Group PLC	6,746	21,808
	Knights Group Holdings PLC	8,419	19,088
	Lancashire Holdings Ltd.	70,702	583,830
	Lion Finance Group PLC	13,268	1,330,173
	Liontrust Asset Management PLC	8,024	37,659
	London Investment Group PLC	9,126	42,819
	Macfarlane Group PLC	49,928	65,389
	Man Group PLC	249,859	542,629

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Marks & Spencer Group PLC	447,168	$2,053,659
	Marshalls PLC	45,572	124,347
*	Marston's PLC	333,418	188,480
	Mears Group PLC	33,511	172,396
*	Mitchells & Butlers PLC	157,866	575,329
	MJ Gleeson PLC	13,829	65,948
*	Mobico Group PLC	101,804	48,709
	Mondi PLC	117,586	1,589,555
	Morgan Advanced Materials PLC	55,448	169,642
	Morgan Sindall Group PLC	13,469	817,153
	MP Evans Group PLC	11,582	203,188
	NCC Group PLC	80,607	159,910
	Norcros PLC	25,348	97,884
*	Ocado Group PLC	62,336	258,356
Ω	On the Beach Group PLC	12,243	43,581
	OSB Group PLC	116,554	852,562
	Pan African Resources PLC	465,482	326,781
	Paragon Banking Group PLC	13,134	156,629
	Pearson PLC (PSO US), Sponsored ADR	18,663	265,575
	Persimmon PLC	88,805	1,339,067
	Pets at Home Group PLC	141,097	425,017
	Pharos Energy PLC	110,849	31,845
	Phoenix Group Holdings PLC	29,135	254,788
*	Pinewood Technologies Group PLC	1,201	7,651
	Playtech PLC	74,007	388,460
	Porvair PLC	6,976	68,015
	PPHE Hotel Group Ltd.	3,492	75,127
	Premier Foods PLC	232,062	589,783
	QinetiQ Group PLC	74,640	489,347
	Rank Group PLC	84,921	175,527
	Reach PLC	172,635	158,454
	RHI Magnesita NV	1,599	50,344
	RS Group PLC	57,717	424,737
	RWS Holdings PLC	41,079	48,564
Ω	Sabre Insurance Group PLC	57,957	116,742
*	Saga PLC	20,357	48,047
*	Savannah Energy PLC	281,630	26,779
	Savills PLC	42,347	546,407
	Schroders PLC	122,972	632,094
	Secure Trust Bank PLC	1,288	16,997
		Shares	Value»
UNITED KINGDOM — (Continued)
	Senior PLC	117,044	$311,901
	Serco Group PLC	270,573	745,554
	Serica Energy PLC	37,385	83,095
*	Sigmaroc PLC	60,287	91,582
	Spectris PLC	13,685	718,595
	Speedy Hire PLC	77,932	32,564
Ω	Spire Healthcare Group PLC	63,258	181,121
	SThree PLC	13,000	36,258
*††	Studio Retail Group PLC	11,240	0
*	Synthomer PLC	27,645	29,862
	Tate & Lyle PLC	54,495	384,774
	Taylor Wimpey PLC	789,847	1,062,727
	TBC Bank Group PLC	13,433	858,622
	Team Internet Group PLC	26,312	20,680
*	THG PLC	218,910	87,277
	TP ICAP Group PLC	321,882	1,299,370
	Travis Perkins PLC	51,488	368,883
	TT Electronics PLC	42,312	54,264
*	Vanquis Banking Group PLC	12,468	16,194
	Vertu Motors PLC	110,788	88,662
	Vesuvius PLC	58,685	275,358
	Victrex PLC	2,289	20,722
*	Vistry Group PLC	118,116	905,244
	Volex PLC	6,662	32,688
	Vp PLC	3,924	31,024
*Ω	Watches of Switzerland Group PLC	37,764	173,680
*	Watkin Jones PLC	35,474	12,122
	Whitbread PLC	23,029	925,093
	WPP PLC (WPP LN)	3,043	16,476
#	WPP PLC (WPP US), Sponsored ADR	32,483	879,640
*	Xaar PLC	20,729	33,922
	Young & Co.'s Brewery PLC (YNGA LN), Class A	5,710	68,055
	Young & Co.'s Brewery PLC (YNGN LN)	3,006	24,593
	Zigup PLC	74,561	330,010
	Zotefoams PLC	8,589	31,461
TOTAL UNITED KINGDOM			67,002,830
UNITED STATES — (0.2%)
*	ADTRAN Holdings, Inc.	9,022	84,057
	International Paper Co.	28,968	1,437,466

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
	Smurfit WestRock PLC	1,486	$65,949
TOTAL UNITED STATES			1,587,472
TOTAL COMMON STOCKS			758,905,644
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.1%)
	Alpargatas SA, 1.243%	8,400	12,841
	Banco ABC Brasil SA, 9.013%	27,390	105,607
Ω	Banco BMG SA, 11.606%	30,400	18,730
	Banco do Estado do Rio Grande do Sul SA, 9.977%	67,206	131,662
	Banco Pan SA, 3.100%	25,165	35,009
	Banco Pine SA, 8.636%	12,348	13,341
	Cia de Ferro Ligas da Bahia FERBASA, 7.560%	31,600	37,359
	Eucatex SA Industria e Comercio, 4.174%	14,000	44,054
	Raizen SA, 0.705%	220,100	55,816
	Randon SA Implementos e Participacoes, 3.602%	39,954	50,731
	Schulz SA, 7.630%	9,400	8,461
	Taurus Armas SA, 3.791%	9,680	8,401
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	76,300	59,682
TOTAL BRAZIL			581,694
COLOMBIA — (0.0%)
	Grupo Argos SA, 5.658%	18,029	50,395
	Grupo Aval Acciones y Valores SA, 4.066%	122,690	16,942
	Grupo de Inversiones Suramericana SA, 3.840%	24,923	224,833
TOTAL COLOMBIA			292,170
GERMANY — (0.2%)
	Draegerwerk AG & Co. KGaA, 2.896%	1,767	140,985
		Shares	Value»

GERMANY — (Continued)
	Einhell Germany AG, 2.038%	999	$84,802
	FUCHS SE, 2.921%	4,245	194,252
	Jungheinrich AG, 2.380%	10,257	393,234
	Porsche Automobil Holding SE, 5.422%	13,209	530,131
	Sixt SE, 4.466%	3,785	263,961
	STO SE & Co. KGaA, 2.674%	583	83,005
	Villeroy & Boch AG, 5.263%	889	17,271
TOTAL GERMANY			1,707,641
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	22,520	15,894
TAIWAN — (0.0%)
	Taishin Financial Holding Co. Ltd.	481,879	144,172
TOTAL PREFERRED STOCKS			2,741,571
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*††	Wiluna Mining Corp. Ltd. Warrants	13,267	324
BRAZIL — (0.0%)
*	Banco BMG SA Rights 08/25/2025	827	139
*	Randon SA Implementos e Participacoes Rights 08/19/2025	3,198	46
TOTAL BRAZIL			185
INDIA — (0.0%)
*	Inox Wind Ltd. Rights 08/20/2025	4,299	1,502
*	JTEKT India Ltd. Rights 08/12/2025	1,082	258
TOTAL INDIA			1,760
ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/2030	2,669	0
MALAYSIA — (0.0%)
*	Guan Chong Bhd. Warrants 06/19/2028	4,100	187

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»

MALAYSIA — (Continued)
*	YTL Corp. Bhd. Warrants 06/02/2028	13,760	$3,194
TOTAL MALAYSIA			3,381
THAILAND — (0.0%)
*	Better World Green PCL Warrants	172,166	0
*	Better World Green PCL Warrants 08/13/2025	172,166	0
TOTAL RIGHTS/WARRANTS			5,650
TOTAL INVESTMENT SECURITIES (Cost $544,253,214)			761,652,865

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	1,816,092	$21,006,739
TOTAL INVESTMENTS — (100.0%)
(Cost $565,259,730)^^			$782,659,604
As of July 31, 2025, the value of Rule 144A securities amounted to $29,386,061 or 3.8% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$30,134,945	$3,417	$30,138,362
Austria	—	5,366,711	—	5,366,711
Belgium	—	8,430,728	—	8,430,728
Brazil	$5,557,906	—	—	5,557,906
Canada	66,262,581	—	34	66,262,615
Chile	601,605	—	—	601,605
China	1,649,557	60,470,900	41,819	62,162,276
Colombia	169,905	—	—	169,905
Denmark	—	15,380,791	—	15,380,791
Finland	—	13,078,821	—	13,078,821
France	123,419	27,573,706	—	27,697,125
Germany	1,178,289	29,004,582	—	30,182,871
Greece	—	1,004,868	—	1,004,868
Hong Kong	—	7,858,457	3,813	7,862,270
Hungary	—	358,268	—	358,268
India	135,295	45,353,845	—	45,489,140
Indonesia	—	3,344,751	4,579	3,349,330
Ireland	—	8,593,335	—	8,593,335
Israel	319,097	7,246,679	—	7,565,776
Italy	831,327	28,067,286	—	28,898,613
Japan	—	118,529,030	—	118,529,030
Kuwait	—	1,248,662	—	1,248,662
Malaysia	—	3,329,257	14	3,329,271
Mexico	4,242,907	5,747	—	4,248,654
Netherlands	—	19,106,685	—	19,106,685
New Zealand	—	1,263,473	—	1,263,473

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	$28,279	$3,884,139	$59,418	$3,971,836
Philippines	—	966,532	919	967,451
Poland	—	2,773,049	—	2,773,049
Portugal	—	3,719,555	—	3,719,555
Qatar	—	1,647,163	—	1,647,163
Saudi Arabia	31,701	5,833,544	—	5,865,245
Singapore	—	5,177,547	—	5,177,547
South Africa	2,622,276	5,838,581	—	8,460,857
South Korea	—	25,945,674	14,820	25,960,494
Spain	—	17,428,899	—	17,428,899
Sweden	15,871	14,700,378	—	14,716,249
Switzerland	—	39,131,274	—	39,131,274
Taiwan	—	38,132,323	2,180	38,134,503
Thailand	10,724	2,402,040	—	2,412,764
Turkey	—	822,723	—	822,723
United Arab Emirates	—	3,248,642	—	3,248,642
United Kingdom	1,145,215	65,857,615	—	67,002,830
United States	65,949	1,521,523	—	1,587,472
Preferred Stocks
Brazil	581,694	—	—	581,694
Colombia	292,170	—	—	292,170
Germany	—	1,707,641	—	1,707,641
Philippines	—	15,894	—	15,894
Taiwan	144,172	—	—	144,172
Rights/Warrants
Australia	—	—	324	324
Brazil	—	185	—	185
India	—	1,760	—	1,760
Malaysia	—	3,381	—	3,381
Securities Lending Collateral	—	21,006,739	—	21,006,739
Total Investments in Securities	$86,009,939	$696,518,328	$131,337˂˃	$782,659,604

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.1%)
AUSTRALIA — (4.1%)
	Accent Group Ltd.	139,081	$132,485
#	Acrow Ltd.	86,318	59,243
#	Adairs Ltd.	78,973	103,741
#*	Aeris Resources Ltd.	134,146	16,268
	AGL Energy Ltd.	72,279	450,450
*	AIC Mines Ltd.	217,295	42,312
*	Ainsworth Game Technology Ltd.	68,629	44,005
#*	Alkane Resources Ltd.	156,660	71,490
*	Alliance Aviation Services Ltd.	24,946	41,308
#*	Alligator Energy Ltd.	469,718	6,861
	ALS Ltd.	101,685	1,182,137
	Amotiv Ltd.	41,515	233,658
	AMP Ltd.	732,798	749,736
*	Amplitude Energy Ltd.	784,644	128,405
#	Ampol Ltd.	52,261	913,723
	Ansell Ltd.	47,501	909,391
	ANZ Group Holdings Ltd.	158,717	3,114,583
#	APA Group	174,620	939,174
#*	Appen Ltd.	37,273	21,095
#*	Arafura Rare Earths Ltd. (ARU AU)	236,819	26,390
#	ARB Corp. Ltd.	23,430	502,451
	Aristocrat Leisure Ltd.	33,567	1,503,025
#	ARN Media Ltd.	85,589	25,849
	ASX Ltd.	8,387	375,940
	Atlas Arteria Ltd.	154,170	509,251
	AUB Group Ltd.	26,795	582,022
*	Aurelia Metals Ltd.	437,900	49,062
	Aurizon Holdings Ltd.	415,607	862,728
	Aussie Broadband Ltd.	60,547	174,572
*	Austal Ltd.	145,296	609,743
	Austin Engineering Ltd.	131,962	30,059
*	Australian Agricultural Co. Ltd.	61,815	54,767
	Australian Clinical Labs Ltd.	56,850	100,629
	Australian Ethical Investment Ltd.	36,512	183,077
	Australian Finance Group Ltd.	60,542	86,176
#*	Australian Strategic Materials Ltd.	27,243	9,505
#	Autosports Group Ltd.	9,783	15,809
*	Baby Bunting Group Ltd.	37,265	42,994
		Shares	Value»
AUSTRALIA — (Continued)
	Bank of Queensland Ltd.	193,106	$940,781
	Bapcor Ltd.	114,656	282,931
*	BCI Minerals Ltd.	209,203	46,449
	Beach Energy Ltd.	658,989	493,959
#	Beacon Lighting Group Ltd.	27,388	63,726
*	Beetaloo Energy Australia Ltd.	55,441	8,554
	Bega Cheese Ltd.	103,747	345,443
	Bell Financial Group Ltd.	47,306	38,224
*	Bellevue Gold Ltd.	335,185	172,783
	Bendigo & Adelaide Bank Ltd.	131,673	1,031,560
	BHP Group Ltd. (BHP AU)	437,849	11,057,970
	BHP Group Ltd. (BHP LN), Class DI	36,303	910,923
#	BHP Group Ltd. (BHP US), Sponsored ADR	52,042	2,636,968
#*	Black Cat Syndicate Ltd. (BC8 AU)	39,271	20,148
	BlueScope Steel Ltd.	91,602	1,388,713
#*	Boss Energy Ltd.	84,834	93,395
	Brambles Ltd.	208,343	3,187,532
#	Bravura Solutions Ltd.	115,951	159,133
	Breville Group Ltd.	31,644	661,788
#	Brickworks Ltd.	30,946	649,454
	Capral Ltd.	5,742	41,170
*	Capricorn Metals Ltd.	132,193	757,182
	CAR Group Ltd.	16,786	408,563
#*	Carnarvon Energy Ltd.	648,669	41,419
#*	Catapult Group International Ltd.	31,045	131,422
	Cedar Woods Properties Ltd.	24,019	114,368
*	Chalice Mining Ltd.	18,659	18,836
	Challenger Ltd.	142,574	749,313
	Champion Iron Ltd.	59,808	158,028
#*	Chrysos Corp. Ltd.	9,367	30,380
	Civmec Australia Ltd.	80,600	59,394
	Cleanaway Waste Management Ltd.	587,712	1,083,106
#	Clinuvel Pharmaceuticals Ltd.	10,177	84,361
*	Coast Entertainment Holdings Ltd.	124,691	30,051

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Cobram Estate Olives Ltd.	29,536	$49,202
	Cochlear Ltd.	5,480	1,118,758
	Codan Ltd.	50,884	680,329
#*	Cogstate Ltd.	19,223	21,316
	Coles Group Ltd.	177,481	2,362,976
	Collins Foods Ltd.	56,133	333,399
*	Comet Ridge Ltd.	142,861	13,339
	Commonwealth Bank of Australia	55,690	6,322,459
	Computershare Ltd.	66,614	1,793,209
#Ω	Coronado Global Resources, Inc., CDI	114,480	14,170
#	Corporate Travel Management Ltd.	31,005	309,904
	Credit Corp. Group Ltd.	20,130	198,380
	CSL Ltd.	14,855	2,569,680
	Dalrymple Bay Infrastructure Ltd.	42,474	122,078
	Data#3 Ltd.	52,371	251,976
#*	Deep Yellow Ltd.	250,673	238,838
	Deterra Royalties Ltd.	118,638	314,150
*	Develop Global Ltd.	50,294	137,742
	Dicker Data Ltd.	24,656	137,497
	Domain Holdings Australia Ltd.	32,876	92,975
#	Domino's Pizza Enterprises Ltd.	16,767	195,694
	Downer EDI Ltd.	189,319	834,825
#*	DUG Technology Ltd.	22,647	19,397
	Duratec Ltd.	37,912	35,491
	Dyno Nobel Ltd.	547,998	1,030,490
	Eagers Automotive Ltd.	52,417	656,450
*††	Elanor Investor Group	19,470	1,927
	Elders Ltd.	62,291	288,590
*	Electro Optic Systems Holdings Ltd.	60,028	123,459
*	Emeco Holdings Ltd.	87,420	49,813
*	Emerald Resources NL	204,363	448,553
#*	EML Payments Ltd.	97,511	70,159
	Endeavour Group Ltd.	404,682	1,059,734
	EQT Holdings Ltd.	6,372	132,873
	Euroz Hartleys Group Ltd.	18,894	11,282
	Evolution Mining Ltd.	609,302	2,757,530
	EVT Ltd.	31,852	345,497
	Fiducian Group Ltd.	1,992	14,329
#††	Firefinch Ltd.	50,216	1,210
*	FleetPartners Group Ltd.	73,519	129,317
	Fleetwood Ltd.	28,254	47,824
#	Flight Centre Travel Group Ltd.	34,635	264,153
		Shares	Value»
AUSTRALIA — (Continued)
	Fortescue Ltd.	221,560	$2,506,787
	G8 Education Ltd.	397,771	229,314
	Generation Development Group Ltd.	10,263	39,703
*	Genesis Minerals Ltd.	20,590	48,361
	Gold Road Resources Ltd.	484,203	970,003
#	GR Engineering Services Ltd.	28,507	67,855
	GrainCorp Ltd., Class A	75,363	365,717
	Grange Resources Ltd.	238,429	29,774
	GWA Group Ltd.	72,185	117,114
	Hansen Technologies Ltd.	47,570	182,735
	Harvey Norman Holdings Ltd.	168,766	625,757
	Healius Ltd.	115,502	56,660
	Helia Group Ltd.	140,658	455,380
	Helloworld Travel Ltd.	20,873	22,406
	Horizon Oil Ltd.	202,365	26,545
	HUB24 Ltd.	9,731	660,512
#	Humm Group Ltd.	182,369	67,182
#	IDP Education Ltd.	32,070	72,557
#	IGO Ltd.	60,470	170,112
	Iluka Resources Ltd.	98,948	324,156
	Imdex Ltd.	181,352	352,149
*	Immutep Ltd. (IMM AU)	202,283	35,023
*	Imugene Ltd.	11,035	1,905
	Infomedia Ltd.	111,980	93,117
	Inghams Group Ltd.	101,402	224,603
*	Insignia Financial Ltd.	198,430	571,633
	Insurance Australia Group Ltd.	461,627	2,591,305
	Integral Diagnostics Ltd.	71,767	122,934
#*	ioneer Ltd.	109,921	8,050
#	IPD Group Ltd.	13,727	31,098
	IPH Ltd.	52,918	177,574
	IRESS Ltd.	39,904	202,456
	IVE Group Ltd.	41,608	78,851
#*	James Hardie Industries PLC (JHX AU), CDI	43,669	1,146,199
	JB Hi-Fi Ltd.	37,018	2,636,496
#	Johns Lyng Group Ltd.	73,610	183,175
*	Judo Capital Holdings Ltd.	176,968	170,674
	Jumbo Interactive Ltd.	12,500	84,072
#	Jupiter Mines Ltd.	375,027	50,568
#	Karoon Energy Ltd.	161,254	192,859
*	Kelly Partners Group Holdings Ltd.	6,429	45,529

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Kelsian Group Ltd.	51,735	$123,514
#	Kogan.com Ltd.	17,812	44,089
	Lendlease Corp. Ltd.	197,127	662,545
#††	Leo Lithium Ltd.	35,869	0
#	Lifestyle Communities Ltd.	22,525	63,715
	Lindsay Australia Ltd.	114,956	54,145
	Lottery Corp. Ltd.	340,266	1,180,172
*	Lotus Resources Ltd.	208,764	21,709
	Lovisa Holdings Ltd.	19,939	433,111
	Lycopodium Ltd.	11,283	82,551
*	Lynas Rare Earths Ltd.	87,569	588,411
	MA Financial Group Ltd.	19,168	100,252
#	Maas Group Holdings Ltd.	12,196	32,196
	Macmahon Holdings Ltd.	525,240	101,010
	Macquarie Group Ltd.	15,513	2,148,324
*	Macquarie Technology Group Ltd.	2,696	120,080
#	Mader Group Ltd.	14,929	70,615
	Magellan Financial Group Ltd.	55,938	380,382
*	Mayne Pharma Group Ltd.	20,385	64,824
	McMillan Shakespeare Ltd.	21,795	249,298
	Medibank Pvt Ltd.	357,450	1,168,291
*	Megaport Ltd.	23,381	223,327
#*	Mesoblast Ltd. (MSB AU)	379,344	573,420
*	Metals X Ltd.	204,438	75,720
	Metcash Ltd.	380,940	951,019
*	Mineral Resources Ltd.	24,487	442,289
	Monadelphous Group Ltd.	37,594	468,710
#	Monash IVF Group Ltd.	105,786	54,089
*	Mount Gibson Iron Ltd.	260,860	65,237
	Myer Holdings Ltd.	428,063	165,238
	MyState Ltd.	50,580	139,720
*	Nanosonics Ltd.	5,619	14,554
	National Australia Bank Ltd.	211,468	5,247,926
	Navigator Global Investments Ltd.	126,878	155,759
	Netwealth Group Ltd.	44,623	1,064,902
	New Hope Corp. Ltd.	161,692	431,839
#*	NEXTDC Ltd.	85,608	788,287
	nib holdings Ltd.	143,169	679,732
#	Nick Scali Ltd.	27,296	335,295
	Nickel Industries Ltd.	525,142	246,705
	Nine Entertainment Co. Holdings Ltd.	435,013	472,564
		Shares	Value»
AUSTRALIA — (Continued)
	Northern Star Resources Ltd.	258,418	$2,567,467
#*	Novonix Ltd.	20,376	5,842
	NRW Holdings Ltd.	213,519	440,883
*	Nufarm Ltd.	37,589	62,072
*	Nuix Ltd.	41,496	62,433
	Objective Corp. Ltd.	6,963	85,064
*	OFX Group Ltd.	34,591	18,403
	OM Holdings Ltd.	46,008	9,243
#*	Omni Bridgeway Ltd.	56,330	51,574
	oOh!media Ltd.	170,729	197,059
	Orica Ltd.	102,947	1,405,850
	Origin Energy Ltd.	241,189	1,803,566
	Orora Ltd.	413,645	548,996
	Pacific Current Group Ltd.	15,421	109,198
#*	Paladin Energy Ltd.	53,824	210,533
*	Pantoro Gold Ltd.	38,120	88,941
#*	Paragon Care Ltd.	38,285	9,764
	Peet Ltd.	131,518	142,671
#*	Peninsula Energy Ltd.	35,455	14,127
	Pepper Money Ltd.	14,192	17,528
	Perenti Ltd.	285,645	320,470
	Perpetual Ltd.	33,651	451,911
	Perseus Mining Ltd.	649,534	1,356,037
#	Peter Warren Automotive Holdings Ltd.	20,551	22,898
*	PEXA Group Ltd.	41,157	417,933
*	Pilbara Minerals Ltd.	35,578	36,101
	Pinnacle Investment Management Group Ltd.	5,822	82,615
#	Platinum Asset Management Ltd.	144,495	61,614
	Praemium Ltd.	17,729	7,968
	Premier Investments Ltd.	28,936	391,281
	Pro Medicus Ltd.	13,699	2,813,152
#	Propel Funeral Partners Ltd.	17,155	51,228
#	PWR Holdings Ltd.	23,772	119,128
	Qantas Airways Ltd.	74,582	517,250
	QBE Insurance Group Ltd.	405,890	6,021,060
*	Qoria Ltd.	150,918	57,923
	Qube Holdings Ltd.	310,211	865,055
	Ramelius Resources Ltd.	592,969	954,016
#	Ramsay Health Care Ltd.	18,504	458,061
	REA Group Ltd.	7,988	1,216,820
#*	ReadyTech Holdings Ltd.	4,593	6,682
	Reece Ltd.	21,676	187,683
#	Regal Partners Ltd.	20,857	38,886
	Regis Healthcare Ltd.	64,338	343,736
*	Regis Resources Ltd.	250,904	654,263

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Reliance Worldwide Corp. Ltd.	227,602	$625,677
*	Resolute Mining Ltd.	708,061	279,132
#*	Retail Food Group Ltd.	19,779	25,097
	Ridley Corp. Ltd.	129,096	240,539
	Rio Tinto Ltd.	47,943	3,409,606
*	RPMGlobal Holdings Ltd.	57,648	124,312
*	Sandfire Resources Ltd.	206,290	1,387,830
	Santos Ltd.	928,732	4,673,274
	SEEK Ltd.	52,818	814,753
#*	Select Harvests Ltd.	43,556	96,028
	Servcorp Ltd.	17,474	66,267
	Service Stream Ltd.	247,108	314,154
*	Seven West Media Ltd.	350,264	31,474
	SGH Ltd.	33,336	1,090,331
	Shaver Shop Group Ltd.	37,320	35,421
#	Sigma Healthcare Ltd.	468,793	865,915
*	Silver Mines Ltd.	226,605	18,710
	Sims Ltd. (SGM AU)	49,151	476,932
	SmartGroup Corp. Ltd.	36,433	184,360
	Solvar Ltd.	55,550	56,989
	Sonic Healthcare Ltd.	56,634	1,000,091
	South32 Ltd. (S32 AU)	503,373	941,327
	Southern Cross Electrical Engineering Ltd.	60,055	68,116
#*	Southern Cross Media Group Ltd.	54,067	20,704
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	198,496	211,177
#*	St Barbara Ltd.	310,903	53,529
	Stanmore Resources Ltd.	107,303	145,330
*	Star Entertainment Group Ltd.	467,009	32,704
	Steadfast Group Ltd.	222,164	845,529
*††	Strandline Resources Ltd.	48,114	557
	Suncorp Group Ltd.	147,715	1,980,084
	Super Retail Group Ltd.	81,947	801,568
*	Superloop Ltd.	120,069	257,274
#*	Syrah Resources Ltd.	97,278	23,756
	Tabcorp Holdings Ltd.	643,743	318,014
	Technology One Ltd.	81,650	2,135,844
#*	Telix Pharmaceuticals Ltd.	8,707	116,649
	Telstra Group Ltd. (TLS AU)	455,524	1,451,792
		Shares	Value»
AUSTRALIA — (Continued)
*	Temple & Webster Group Ltd.	6,889	$107,370
#	Ten Sixty Four Ltd.	85,990	6,079
	TPG Telecom Ltd.	81,760	290,002
	Transurban Group	142,785	1,263,622
	Treasury Wine Estates Ltd.	97,931	473,558
*	Tuas Ltd.	60,998	209,090
#*	Tyro Payments Ltd.	93,153	56,774
	Universal Store Holdings Ltd.	2,706	14,649
*	Vault Minerals Ltd.	2,305,866	533,806
	Ventia Services Group Pty. Ltd.	320,736	1,067,983
Ω	Viva Energy Group Ltd.	241,590	323,302
#*	Vulcan Energy Resources Ltd.	45,082	104,772
#*	WEB Travel Group Ltd.	39,553	112,932
#*	Webjet Group Ltd.	88,207	50,355
	Wesfarmers Ltd.	85,628	4,683,834
*	West African Resources Ltd.	453,612	679,148
	Westgold Resources Ltd.	277,928	453,857
	Westpac Banking Corp.	185,464	4,004,191
#	Whitehaven Coal Ltd.	216,094	886,266
	WiseTech Global Ltd.	8,765	663,862
	Woodside Energy Group Ltd. (WDS AU)	85,172	1,441,313
	Woodside Energy Group Ltd. (WDS LN)	19,303	329,851
#	Woodside Energy Group Ltd. (WDS US), ADR	26,346	446,035
	Woolworths Group Ltd.	74,891	1,511,907
	Worley Ltd.	99,349	845,468
*	Xero Ltd.	13,958	1,607,411
	XRF Scientific Ltd.	28,028	34,759
#	Yancoal Australia Ltd.	114,661	463,087
#*	Zip Co. Ltd.	104,780	212,490
TOTAL AUSTRALIA			178,131,185
AUSTRIA — (0.4%)
*	Addiko Bank AG	4,609	114,987
	Agrana Beteiligungs AG	3,069	40,931
	ANDRITZ AG	21,497	1,495,996
*	AT&S Austria Technologie & Systemtechnik AG	3,866	77,726
Ω	BAWAG Group AG	25,816	3,258,171

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	CA Immobilien Anlagen AG	4,920	$131,031
*	CPI Europe AG	6,245	129,722
*	DO & Co. AG	3,370	760,273
	Erste Group Bank AG	33,760	3,087,145
*	Eurotelesites AG	17,409	102,079
	EVN AG	13,989	378,028
*	FACC AG	1,947	15,967
	Frequentis AG	473	33,879
*	Immofinanz AG (IIA AV)	12,053	0
#*	Lenzing AG	2,954	82,631
	Mayr Melnhof Karton AG	1,140	97,148
	Oesterreichische Post AG	9,276	323,553
	OMV AG	48,840	2,487,342
	Palfinger AG	3,950	164,283
	Porr AG	5,510	185,245
	Raiffeisen Bank International AG	26,575	767,338
	SBO AG	2,329	77,073
	Semperit AG Holding	1,666	24,999
	Strabag SE (STR AV)	5,446	511,978
	Telekom Austria AG	49,868	528,489
*	UBM Development AG	1,357	31,698
	UNIQA Insurance Group AG	36,734	529,216
	Verbund AG	4,926	366,787
	Vienna Insurance Group AG Wiener Versicherung Gruppe	15,545	820,226
	voestalpine AG	30,687	844,829
	Wienerberger AG	31,530	1,056,961
	Zumtobel Group AG	7,184	37,225
TOTAL AUSTRIA			18,562,956
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	2,265,310
	Ageas SA	62,536	4,251,964
*	AGFA-Gevaert NV	61,134	78,549
	Anheuser-Busch InBev SA (ABI BB)	83,257	4,786,666
*	Argenx SE (ARGX BB)	353	237,085
*	Argenx SE (ARGX US), ADR	721	483,308
*	Atenor	4,770	16,869
	Azelis Group NV	25,006	388,508
	Barco NV	4,748	74,002
	Bekaert SA	14,584	600,676
#*	bpost SA	21,271	53,248
	Cie d'Entreprises CFE	5,331	59,623
		Shares	Value»
BELGIUM — (Continued)
#	CMB Tech NV	13,753	$121,164
	Colruyt Group NV	11,361	485,306
	Deceuninck NV	28,652	71,037
	Deme Group NV	2,932	438,830
	D'ieteren Group	1,932	381,634
	Econocom Group SA NV	33,625	70,699
	Elia Group SA	5,960	687,624
	EVS Broadcast Equipment SA	4,646	200,722
	Fagron	23,221	574,183
*	Galapagos NV (GLPG BB)	11,025	360,783
*	Galapagos NV (GLPG NA)	5,777	189,047
	Gimv NV	9,015	431,980
*	Hyloris Pharmaceuticals SA	480	3,697
*	Immobel SA	1,567	44,616
	Ion Beam Applications	1,418	19,523
	Jensen-Group NV	1,808	119,424
	KBC Group NV	58,128	6,062,976
	Kinepolis Group NV	3,839	158,861
	Lotus Bakeries NV	137	1,158,255
	Melexis NV	4,678	357,796
#*	Ontex Group NV	16,997	131,783
*	Orange Belgium SA	8,117	166,688
	Proximus SADP	40,263	334,534
#	Recticel SA	16,564	201,560
	Sipef NV	2,093	148,303
	Solvay SA	27,594	864,592
	Syensqo SA	14,814	1,174,096
#	Tessenderlo Group SA	6,360	189,188
	UCB SA	11,754	2,525,404
	Umicore SA	17,076	269,865
#	Van de Velde NV	2,114	80,673
	VGP NV	3,612	379,837
	Viohalco SA	4,480	31,379
TOTAL BELGIUM			31,731,867
BRAZIL — (0.9%)
*	Allianca Saude e Participacoes SA	3,604	3,154
	Allied Tecnologia SA	30,900	38,131
	Allos SA	81,236	309,155
	Alupar Investimento SA	47,889	252,293
	Ambev SA (ABEV US), ADR	117,295	255,703
	Anima Holding SA	94,515	61,440
	Armac Locacao Logistica E Servicos SA	6,800	4,299
	Auren Energia SA	9,752	16,145

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Automob Participacoes SA	2,062	$4,088
	B3 SA - Brasil Bolsa Balcao	330,195	741,819
	Banco Bradesco SA (BBDC3 BZ)	90,192	215,834
	Banco BTG Pactual SA	22,065	154,192
	Banco do Brasil SA	128,624	452,517
	Banco Santander Brasil SA	166,939	787,956
	BB Seguridade Participacoes SA	72,955	439,068
	Bemobi Mobile Tech SA	21,514	78,340
*	Blau Farmaceutica SA	16,500	36,391
	Boa Safra Sementes SA	28,190	52,156
	BR Advisory Partners Participacoes SA	16,368	45,454
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	22,841	83,907
*	Brava Energia	11,391	40,155
	BRF SA	67,158	240,469
	C&A Modas SA	69,733	205,106
	Caixa Seguridade Participacoes SA	23,666	58,240
	Camil Alimentos SA	9,357	7,586
	Centrais Eletricas Brasileiras SA	74,531	503,258
*	Cia Brasileira de Aluminio	86,745	72,500
*	Cia Brasileira de Distribuicao	20,712	13,020
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	2,100	40,488
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	30,824	596,217
	Cia de Saneamento de Minas Gerais Copasa MG	66,502	307,121
	Cia De Sanena Do Parana (SAPR11 BZ)	85,475	520,524
	Cia De Sanena Do Parana (SAPR3 BZ)	35,300	48,100
		Shares	Value»
BRAZIL — (Continued)
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	12,653	$22,901
	Cia Energetica de Minas Gerais (CMIG3 BZ)	55,020	144,636
	Cia Paranaense de Energia - Copel	120,963	238,489
	Cia Paranaense de Energia - Copel, ADR	1,200	9,360
	Cia Siderurgica Nacional SA (CSNA3 BZ)	118,960	170,381
	Cogna Educacao SA	691,382	340,780
*	Cosan SA	41,315	43,753
	CPFL Energia SA	23,416	158,531
	Cruzeiro do Sul Educacional SA	89,202	80,766
	CSU Digital SA	8,100	25,589
	Cury Construtora e Incorporadora SA	48,100	252,889
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	96,487	422,509
Ω	Desktop SA	36,610	53,743
	Dexco SA	122,906	124,013
*	Diagnosticos da America SA	39,480	8,743
	Dimed SA Distribuidora da Medicamentos	29,900	48,591
	Direcional Engenharia SA	32,225	224,385
*	EcoRodovias Infraestrutura e Logistica SA	57,169	68,812
	Embraer SA (EMBR3 BZ)	89,895	1,294,913
	Empreendimentos Pague Menos SA	129,519	90,902
	Energisa SA	57,320	467,400
*	Eneva SA	83,675	200,986
	Engie Brasil Energia SA	27,586	196,714
	Equatorial Energia SA	115,031	699,897
	Eternit SA	11,000	7,347
	Even Construtora e Incorporadora SA	52,473	65,128
	Ez Tec Empreendimentos e Participacoes SA	36,019	88,318
	Fleury SA	62,825	161,002
	Fras-Le SA	20,106	84,775

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
#	Gerdau SA, Sponsored ADR	211,221	$625,214
Ω	GPS Participacoes e Empreendimentos SA	44,674	112,970
	Grendene SA	55,350	49,819
	Grupo Mateus SA	104,653	136,994
	Grupo SBF SA	52,317	102,680
	Guararapes Confeccoes SA	33,400	46,108
*Ω	Hapvida Participacoes e Investimentos SA	30,355	179,272
*	Hidrovias do Brasil SA	44,109	27,885
	Hypera SA	93,355	428,634
	Iochpe Maxion SA	41,160	107,172
	Irani Papel e Embalagem SA	35,169	46,854
*	IRB-Brasil Resseguros SA	23,527	191,173
	Jalles Machado SA	59,829	36,328
*	JBS NV, BDR	58,404	801,972
	JHSF Participacoes SA	130,759	120,261
	JSL SA	40,755	38,065
	Kepler Weber SA	46,800	58,672
	Klabin SA	204,804	680,297
	Lavvi Empreendimentos Imobiliarios SA	28,200	61,793
	Localiza Rent a Car SA	72,752	449,929
	LOG Commercial Properties e Participacoes SA	12,594	47,300
*	Log-in Logistica Intermodal SA	10,894	49,630
	Lojas Quero-Quero SA	54,141	23,399
	Lojas Renner SA	292,988	851,303
Ω	LWSA SA	115,435	77,925
	M Dias Branco SA	14,158	61,466
	Magazine Luiza SA	27	34
	Mahle Metal Leve SA	16,900	86,287
	Marcopolo SA	50,800	60,330
	Marfrig Global Foods SA	88,781	337,712
	Melnick Even Desenvolvimento Imobiliario SA	25,547	15,010
	Mills Locacao Servicos e Logistica SA	45,673	91,761
*	Minerva SA	25,386	22,396
	Motiva Infraestrutura de Mobilidade SA	226,133	497,129
		Shares	Value»
BRAZIL — (Continued)
	Moura Dubeux Engenharia SA	25,187	$101,701
	Movida Participacoes SA	27,007	29,903
*	MRV Engenharia e Participacoes SA	62,588	66,505
	Multiplan Empreendimentos Imobiliarios SA	46,991	212,316
*	Natura Cosmeticos SA	203,694	328,483
	Neoenergia SA	35,776	156,596
*	Oceanpact Servicos Maritimos SA	27,300	29,691
	Odontoprev SA	84,793	181,865
*	Orizon Valorizacao de Residuos SA	4,128	35,364
	Pet Center Comercio e Participacoes SA	59,500	42,078
	Petroleo Brasileiro SA - Petrobras	603,315	3,856,139
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	24,230	281,553
	Petroreconcavo SA	45,407	108,823
	Plano & Plano Desenvolvimento Imobiliario SA	19,900	46,200
	Porto Seguro SA	92,486	857,051
	Positivo Tecnologia SA	23,500	16,661
*	PRIO SA	196,674	1,481,851
	Profarma Distribuidora de Produtos Farmaceuticos SA	7,632	10,100
	Qualicorp Consultoria e Corretora de Seguros SA	43,800	12,750
	Raia Drogasil SA	145,600	350,248
Ω	Rede D'Or Sao Luiz SA	15,563	90,329
	Romi SA	26,826	38,230
	Rumo SA	63,328	187,059
	Santos Brasil Participacoes SA	151,049	376,304
	Sao Carlos Empreendimentos e Participacoes SA	9,300	30,726
	Sao Martinho SA	42,800	132,538
#	Sendas Distribuidora SA (ASAI US), ADR	3,578	30,055
	Sendas Distribuidora SA (ASAI3 BZ)	300,023	504,186
Ω	Ser Educacional SA	45,190	63,836
*	Serena Energia SA	68,844	145,692

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Simpar SA	64,799	$49,645
	SLC Agricola SA	37,092	121,419
	Smartfit Escola de Ginastica e Danca SA	60,395	223,479
	Suzano SA (SUZB3 BZ)	117,293	1,092,379
	Tegma Gestao Logistica SA	10,018	65,194
#	Telefonica Brasil SA (VIV US), ADR	1,013	11,366
	Telefonica Brasil SA (VIVT3 BZ)	53,240	299,310
	TIM SA	197,300	729,716
	TOTVS SA	29,773	231,876
	Transmissora Alianca de Energia Eletrica SA	75,150	447,715
	Tres Tentos Agroindustrial SA	27,032	65,799
	Trisul SA	36,232	40,182
	Tupy SA	25,871	74,431
	Ultrapar Participacoes SA (UGPA3 BZ)	115,877	355,316
	Unifique Telecomunicacoes SA	64,180	42,981
	Unipar Carbocloro SA	8,239	73,568
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	29,569	24,344
	Vale SA (VALE US), Sponsored ADR	75,500	719,515
	Vale SA (VALE3 BZ)	397,700	3,796,919
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	26,281	103,349
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	89,553	61,413
	Veste SA Estilo	1,700	1,724
	Vibra Energia SA	257,510	975,397
	Vivara Participacoes SA	28,310	128,517
	Vulcabras SA	47,216	158,692
	WEG SA	61,968	410,682
	Wilson Sons SA	60,127	190,060
	Wiz Co.	25,600	34,380
	YDUQS Participacoes SA	72,742	168,099
*	Zamp SA	36,410	22,693
TOTAL BRAZIL			39,529,846
		Shares	Value»
CANADA — (7.6%)
*	5N Plus, Inc.	22,100	$197,299
	Acadian Timber Corp.	4,133	53,572
*	ACT Energy Technologies Ltd.	7,700	27,286
	ADENTRA, Inc.	4,145	87,980
	ADF Group, Inc.	6,902	44,230
*	Advantage Energy Ltd.	61,829	493,079
	Aecon Group, Inc.	25,549	345,730
	Ag Growth International, Inc.	3,837	115,863
	AGF Management Ltd., Class B	30,300	268,536
	Agnico Eagle Mines Ltd. (AEM CN)	23,068	2,863,688
#	Agnico Eagle Mines Ltd. (AEM US)	31,200	3,880,047
#*	Aimia, Inc.	23,772	52,156
#*	Air Canada	48,395	674,093
	Alamos Gold, Inc. (AGI CN), Class A	33,219	807,220
	Alamos Gold, Inc. (AGI US), Class A	66,737	1,621,709
	Algoma Central Corp.	4,600	52,520
	Algoma Steel Group, Inc. (ASTL US)	18,583	99,419
#	Algonquin Power & Utilities Corp. (AQN CN)	23,300	137,385
	Algonquin Power & Utilities Corp. (AQN US)	91,020	537,018
	Alimentation Couche-Tard, Inc.	57,848	3,005,958
	AltaGas Ltd.	81,960	2,419,878
	Altius Minerals Corp.	8,140	170,895
	Altus Group Ltd.	4,925	205,659
	Amerigo Resources Ltd.	65,100	101,014
	Andlauer Healthcare Group, Inc.	7,033	269,016
	Andrew Peller Ltd., Class A	10,400	40,531
	ARC Resources Ltd.	223,661	4,366,371
*	Aritzia, Inc.	39,144	2,100,995
*	Arizona Sonoran Copper Co., Inc.	9,300	14,900
	Atco Ltd., Class I	16,401	593,968
*	Athabasca Oil Corp.	187,300	792,132
	AtkinsRealis Group, Inc.	26,330	1,864,345
*	ATS Corp. (ATS CN)	9,128	277,015
	Aura Minerals, Inc.	2,500	60,786
*	Aurora Cannabis, Inc. (ACB CN)	552	2,448
#*	Aurora Cannabis, Inc. (ACB US)	471	2,086

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	AutoCanada, Inc.	8,401	$160,732
	B2Gold Corp. (BTG US)	259,700	875,189
	B2Gold Corp. (BTO CN)	337,844	1,136,225
	Badger Infrastructure Solutions Ltd.	13,920	525,315
*	Ballard Power Systems, Inc. (BLDP CN)	4,900	8,982
#*	Ballard Power Systems, Inc. (BLDP US)	51,268	93,820
	Bank of Montreal (BMO US)	67,310	7,433,716
	Bank of Nova Scotia (BNS CN)	3,916	217,873
	Bank of Nova Scotia (BNS US)	73,748	4,101,126
	Barrick Mining Corp.	32,190	679,853
	Barrick Mining Corp. (ABX CN)	3,391	71,584
	Barrick Mining Corp. (B US)	200,729	4,239,397
#*	Bausch & Lomb Corp.	9,857	134,351
#*	Bausch Health Cos., Inc. (BHC CN)	29,319	172,875
*	Bausch Health Cos., Inc. (BHC US)	3,886	22,889
	Baytex Energy Corp.	216,939	460,307
#	BCE, Inc. (BCE CN)	156	3,639
#	BCE, Inc. (BCE US)	12,628	294,611
	Birchcliff Energy Ltd.	76,815	374,207
	Bird Construction, Inc.	19,843	413,166
	Black Diamond Group Ltd.	16,027	136,951
#*	BlackBerry Ltd.	37,090	136,862
	BMTC Group, Inc.	1,900	18,738
*	Bombardier, Inc. (BBD/A CN), Class A	504	58,690
*	Bombardier, Inc. (BBD/B CN), Class B	15,738	1,835,149
#*	Bonterra Energy Corp.	12,185	32,978
	Boralex, Inc., Class A	22,043	498,895
	Boyd Group Services, Inc.	5,229	724,761
*	Bragg Gaming Group, Inc.	2,600	10,348
	Brookfield Corp. (BN US)	23,760	1,593,075
		Shares	Value»
CANADA — (Continued)
	Brookfield Infrastructure Corp., Class A	23,900	$933,056
#	Brookfield Renewable Corp.	4,500	164,835
	Brookfield Wealth Solutions Ltd.	568	38,016
#	BRP, Inc. (DOO CN)	18	910
	BRP, Inc. (DOOO US)	3,234	163,349
*	CAE, Inc. (CAE CN)	5,583	159,198
*	CAE, Inc. (CAE US)	36,662	1,045,967
*	Calfrac Well Services Ltd.	8,000	22,864
	Calian Group Ltd.	3,900	142,141
	Cameco Corp. (CCJ US)	9,765	731,691
	Canaccord Genuity Group, Inc.	29,551	229,481
*	Canada Goose Holdings, Inc. (GOOS CN)	3,400	37,175
	Canadian Imperial Bank of Commerce (CM US)	73,320	5,237,981
	Canadian National Railway Co. (CNI US)	35,088	3,278,974
	Canadian National Railway Co. (CNR CN)	60	5,602
	Canadian Natural Resources Ltd. (CNQ CN)	568	17,980
	Canadian Natural Resources Ltd. (CNQ US)	254,516	8,068,157
	Canadian Pacific Kansas City Ltd. (CP US)	20,575	1,513,291
#	Canadian Tire Corp. Ltd., Class A	19,795	2,651,239
#	Canadian Utilities Ltd., Class A	19,541	544,091
*	Canfor Corp.	16,248	159,244
#	Capital Power Corp.	32,001	1,341,381
#*	Capstone Copper Corp.	147,815	828,899
#	Cardinal Energy Ltd.	45,786	237,588
#	Cargojet, Inc.	1,100	78,539
	Cascades, Inc.	40,855	266,253
	CCL Industries, Inc., Class B	38,688	2,162,519
*	Celestica, Inc. (CLS CN)	21,675	4,333,279
*	Celestica, Inc. (CLS US)	21,881	4,373,137

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc. (CVE CN)	50,104	$762,625
	Cenovus Energy, Inc. (CVE US)	304,185	4,632,738
	Centerra Gold, Inc.	75,250	512,130
	CES Energy Solutions Corp.	98,206	513,852
	CGI, Inc. (GIB US)	14,481	1,396,403
	CGI, Inc. (GIBA CN)	12,368	1,192,348
	CI Financial Corp.	45,671	1,052,450
*	Cineplex, Inc.	20,543	164,866
*	Cipher Pharmaceuticals, Inc.	4,757	41,370
#	Cogeco Communications, Inc.	5,105	229,865
	Cogeco, Inc.	1,507	63,658
	Colliers International Group, Inc. (CIGI CN)	1,500	226,202
	Colliers International Group, Inc. (CIGI US)	6,864	1,034,473
	Computer Modelling Group Ltd.	20,884	119,221
	Constellation Software, Inc.	1,541	5,316,406
	Corby Spirit & Wine Ltd.	3,900	41,235
#*	Cronos Group, Inc. (CRON CN)	7,100	14,040
#*	Cronos Group, Inc. (CRON US)	57,534	113,917
	Definity Financial Corp.	30,208	1,627,473
*	Denison Mines Corp. (DML CN)	90,674	186,505
#	dentalcorp Holdings Ltd.	17,249	100,461
*	Descartes Systems Group, Inc. (DSGX US)	6,343	670,836
	Dexterra Group, Inc.	11,616	80,060
*	Docebo, Inc.	2,175	65,944
	Dollarama, Inc.	42,500	5,808,783
	Doman Building Materials Group Ltd.	26,592	164,089
	Dominion Lending Centres, Inc.	2,400	15,225
#*	Dorel Industries, Inc., Class B	11,212	11,976
	DREAM Unlimited Corp., Class A	13,700	206,449
	Dundee Precious Metals, Inc.	81,044	1,310,180
		Shares	Value»
CANADA — (Continued)
#	Dye & Durham Ltd.	3,536	$28,556
	Dynacor Group, Inc.	9,700	33,253
	E-L Financial Corp. Ltd.	40,000	424,076
*	Eldorado Gold Corp. (EGO US)	3,557	72,919
*	Eldorado Gold Corp. (ELD CN)	62,139	1,273,178
	Element Fleet Management Corp.	136,349	3,546,491
#	Emera, Inc.	28,900	1,356,982
	Empire Co. Ltd., Class A	50,247	2,001,032
	Enbridge, Inc. (ENB CN)	31,909	1,445,055
#	Enbridge, Inc. (ENB US)	60,256	2,728,994
	Endeavour Mining PLC	78,484	2,356,330
#*	Endeavour Silver Corp. (EDR CN)	14,200	71,943
#*	Endeavour Silver Corp. (EXK US)	14,486	73,444
	Enerflex Ltd. (EFX CN)	27,412	218,608
	Enerflex Ltd. (EFXT US)	9,894	78,954
#*	Energy Fuels, Inc.	27,818	252,362
	Enghouse Systems Ltd.	11,709	193,939
*	Ensign Energy Services, Inc.	46,169	75,305
	EQB, Inc.	11,580	860,811
#*	Equinox Gold Corp. (EQX CN)	20,147	122,719
*	Equinox Gold Corp. (EQX US)	96,823	590,620
*	ERO Copper Corp. (ERO CN)	5,978	80,895
*	ERO Copper Corp. (ERO US)	18,292	247,308
	Evertz Technologies Ltd.	10,300	89,575
#	Exchange Income Corp.	9,600	454,365
	Exco Technologies Ltd.	9,498	46,270
	Extendicare, Inc.	25,174	224,015
	Fairfax Financial Holdings Ltd.	1,853	3,277,467
#	Fiera Capital Corp.	18,773	88,744
	Finning International, Inc.	56,844	2,477,079
*	Firan Technology Group Corp.	6,200	51,279
	Firm Capital Mortgage Investment Corp.	12,744	109,450

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	First Majestic Silver Corp. (AG US)	93,854	$746,139
	First Majestic Silver Corp. (FR CN)	10,702	85,116
#	First National Financial Corp.	6,600	229,733
*	First Quantum Minerals Ltd.	134,780	2,265,464
	FirstService Corp. (FSV US)	6,756	1,332,418
*	Foraco International SA	25,652	29,621
	Fortis, Inc. (FTS CN)	26,021	1,273,256
	Fortis, Inc. (FTS US)	15,999	783,471
#*	Fortuna Mining Corp. (FSM US)	55,338	356,930
*	Fortuna Mining Corp. (FVI CN)	83,472	538,568
	Franco-Nevada Corp. (FNV US)	7,320	1,166,296
#	Freehold Royalties Ltd.	41,798	402,414
#	Frontera Energy Corp.	9,309	42,729
	Gamehost, Inc.	8,187	72,794
*	GDI Integrated Facility Services, Inc.	3,443	80,260
	George Weston Ltd.	8,724	1,657,724
	GFL Environmental, Inc.	11,575	582,686
	Gibson Energy, Inc.	58,333	1,051,644
	Gildan Activewear, Inc. (GIL CN)	389	19,649
	Gildan Activewear, Inc. (GIL US)	42,626	2,153,039
#*	Global Atomic Corp.	46,400	21,767
	goeasy Ltd.	5,100	673,571
*	GoGold Resources, Inc.	57,700	84,118
*	GoldMoney, Inc.	20	121
	Great-West Lifeco, Inc.	36,571	1,373,260
	Guardian Capital Group Ltd., Class A	8,800	261,853
*	Haivision Systems, Inc.	8,928	32,088
	Hammond Power Solutions, Inc.	3,227	288,651
	Headwater Exploration, Inc.	85,184	445,716
	High Liner Foods, Inc.	7,375	90,165
*	HLS Therapeutics, Inc.	2,000	7,260
	Hudbay Minerals, Inc. (HBM CN)	121,585	1,128,456
		Shares	Value»
CANADA — (Continued)
	Hudbay Minerals, Inc. (HBM US)	55,600	$515,412
Ω	Hydro One Ltd.	28,071	992,696
*	i-80 Gold Corp.	17,870	9,802
	iA Financial Corp., Inc.	36,578	3,580,452
*	IAMGOLD Corp. (IAG US)	12,000	81,120
#*	IAMGOLD Corp. (IMG CN)	244,187	1,649,531
	IGM Financial, Inc.	24,077	797,238
*	Imperial Metals Corp.	21,384	62,195
#	Imperial Oil Ltd. (IMO CN)	6,378	531,792
	Imperial Oil Ltd. (IMO US)	18,005	1,502,877
	Information Services Corp.	4,900	113,164
	InPlay Oil Corp.	783	6,021
	Intact Financial Corp.	11,349	2,345,809
*	Interfor Corp.	14,670	131,920
*	Ivanhoe Mines Ltd., Class A	15,341	119,686
Ω	Jamieson Wellness, Inc.	5,611	136,226
*	K92 Mining, Inc.	82,662	858,477
	K-Bro Linen, Inc.	2,800	69,212
*	Kelt Exploration Ltd.	59,923	318,298
	Keyera Corp.	67,121	2,107,220
*	Kinaxis, Inc.	138	20,481
	Kinross Gold Corp. (K CN)	445,385	7,126,289
	Kinross Gold Corp. (KGC US)	188,400	3,014,400
*	Knight Therapeutics, Inc.	28,578	125,606
*	Kolibri Global Energy, Inc.	5,000	30,637
	KP Tissue, Inc.	2,889	18,723
	Labrador Iron Ore Royalty Corp.	20,388	392,134
	Lassonde Industries, Inc., Class A	1,012	156,847
	Laurentian Bank of Canada	11,572	257,313
	Leon's Furniture Ltd.	10,815	212,694
#*	Lightspeed Commerce, Inc. (LSPD US)	33,554	417,412
	Linamar Corp.	15,966	772,028
	Loblaw Cos. Ltd.	11,809	1,909,673
#*	Lucara Diamond Corp.	157,133	26,650
	Lundin Gold, Inc.	41,117	1,903,026
#	Lundin Mining Corp.	116,588	1,190,618
	Magellan Aerospace Corp.	6,028	74,306

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Magna International, Inc. (MG CN)	5,037	$206,555
#	Magna International, Inc. (MGA US)	69,663	2,856,183
	Mainstreet Equity Corp.	1,200	160,219
*	Major Drilling Group International, Inc.	26,820	170,141
	Manulife Financial Corp. (MFC CN)	20,608	637,605
	Manulife Financial Corp. (MFC US)	65,433	2,025,806
	Maple Leaf Foods, Inc.	25,909	546,752
	Martinrea International, Inc.	16,685	100,187
*	Mattr Corp.	10,364	91,927
*	MDA Space Ltd.	27,244	762,895
	Medical Facilities Corp.	10,522	111,174
	MEG Energy Corp.	98,801	1,947,355
	Melcor Developments Ltd.	4,200	43,437
#	Meren Energy, Inc.	107,632	138,269
	Methanex Corp. (MEOH US)	14,711	491,936
	Metro, Inc.	29,325	2,242,323
	Morguard Corp.	800	68,251
	MTY Food Group, Inc.	6,265	174,570
#	Mullen Group Ltd.	26,503	251,909
	National Bank of Canada	44,286	4,606,605
	Neo Performance Materials, Inc.	5,700	63,804
*	New Gold, Inc. (NGD CN)	191,984	803,628
*	New Gold, Inc. (NGD US)	121,100	507,409
*	NFI Group, Inc.	9,211	126,970
	North American Construction Group Ltd. (NOA CN)	5,210	78,398
	North American Construction Group Ltd. (NOA US)	3,020	45,391
	North West Co., Inc.	19,336	663,698
#	Northland Power, Inc.	78,698	1,285,885
	Nutrien Ltd. (NTR CN)	29,041	1,723,052
	Nutrien Ltd. (NTR US)	40,814	2,421,070
*	NuVista Energy Ltd.	58,390	616,938
#*	Obsidian Energy Ltd. (OBE US)	17,022	104,175
	OceanaGold Corp.	96,261	1,309,551
	Onex Corp.	26,115	2,124,482
		Shares	Value»
CANADA — (Continued)
	Open Text Corp. (OTEX US)	70,831	$2,084,556
	OR Royalties, Inc. (OR CN)	22,146	613,426
#	OR Royalties, Inc. (OR US)	12,357	342,412
*	Orezone Gold Corp.	26,000	20,266
#*	Organigram Global, Inc.	5,451	7,330
*	Orla Mining Ltd. (ORLA US)	11,449	106,705
#	Pan American Silver Corp. (PAAS CN)	87,196	2,355,486
#	Pan American Silver Corp. (PAAS US)	18,699	505,247
	Paramount Resources Ltd., Class A	25,232	388,054
	Parex Resources, Inc.	21,796	258,607
	Parkland Corp.	46,223	1,304,692
	Pason Systems, Inc.	20,693	174,582
	Pembina Pipeline Corp. (PBA US)	37,393	1,390,646
	Pembina Pipeline Corp. (PPL CN)	1,809	67,231
*	Perpetua Resources Corp.	5,688	85,889
	Pet Valu Holdings Ltd.	6,425	155,478
#	Peyto Exploration & Development Corp.	68,858	966,079
	PHX Energy Services Corp.	16,900	101,478
#	Pine Cliff Energy Ltd.	37,500	19,216
	Pizza Pizza Royalty Corp.	8,700	100,022
	Polaris Renewable Energy, Inc.	8,314	74,644
	Pollard Banknote Ltd.	3,483	55,930
	PrairieSky Royalty Ltd.	34,686	596,541
*	Precision Drilling Corp. (PD CN)	3,312	186,512
*	Precision Drilling Corp. (PDS US)	600	33,792
	Premium Brands Holdings Corp.	9,946	630,526
#	Propel Holdings, Inc.	8,500	220,720
*	Quarterhill, Inc.	41,182	39,530
	Quebecor, Inc., Class B	63,577	1,788,562
	RB Global, Inc. (RBA CN)	2,500	270,695
	RB Global, Inc. (RBA US)	13,472	1,458,479
*	Real Matters, Inc.	3,718	13,658

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Restaurant Brands International, Inc. (QSR CN)	11,748	$797,162
	Restaurant Brands International, Inc. (QSR US)	16,446	1,116,026
	Richelieu Hardware Ltd.	14,200	355,307
#	Rogers Communications, Inc. (RCI US), Class B	12,603	420,940
#	Rogers Communications, Inc. (RCIB CN), Class B	13,065	436,380
	Rogers Sugar, Inc.	41,478	168,834
#	Royal Bank of Canada (RY CN)	72,395	9,289,194
	Royal Bank of Canada (RY US)	63,446	8,150,273
	Russel Metals, Inc.	21,780	697,601
	Sandstorm Gold Ltd. (SAND US)	113,595	1,063,249
*	Sangoma Technologies Corp.	3,800	21,529
	Saputo, Inc.	23,795	499,049
*	Saturn Oil & Gas, Inc.	13,800	25,895
	Savaria Corp.	11,749	168,570
*	Seabridge Gold, Inc. (SA US)	10,332	158,286
#*	Seabridge Gold, Inc. (SEA CN)	4,791	73,303
	Secure Waste Infrastructure Corp.	95,708	1,045,770
*	Shopify, Inc. (SHOP US), Class A	11,068	1,352,620
	Sienna Senior Living, Inc.	21,062	272,091
*	SNDL, Inc.	5,618	9,663
*	Source Energy Services Ltd.	6,300	62,745
	South Bow Corp.	34,909	916,718
*	Spartan Delta Corp.	13,557	45,790
Ω	Spin Master Corp.	4,302	70,789
	Sprott, Inc. (SII CN)	1,989	133,930
	Sprott, Inc. (SII US)	2,253	151,762
*	SSR Mining, Inc. (SSRM CN)	64,155	766,286
	Stantec, Inc. (STN CN)	8,643	944,767
	Stantec, Inc. (STN US)	11,731	1,282,902
	Stella-Jones, Inc.	15,113	861,559
*Ω	STEP Energy Services Ltd.	10,300	32,708
		Shares	Value»
CANADA — (Continued)
	StorageVault Canada, Inc.	40,254	$134,800
	Strathcona Resources Ltd.	251	6,174
	Sun Life Financial, Inc. (SLF CN)	65,933	4,019,934
	Sun Life Financial, Inc. (SLF US)	28,725	1,752,225
	Suncor Energy, Inc. (SU CN)	29,216	1,152,314
	Suncor Energy, Inc. (SU US)	169,953	6,706,345
	Superior Plus Corp.	71,704	358,106
#	Surge Energy, Inc.	15,488	82,271
	Sylogist Ltd.	6,800	45,396
	Tamarack Valley Energy Ltd.	186,431	731,946
*	Taseko Mines Ltd. (TKO CN)	90,127	276,443
	TC Energy Corp. (TRP CN)	61	2,913
	TC Energy Corp. (TRP US)	73,031	3,496,724
	Teck Resources Ltd. (TECK US), Class B	67,059	2,176,735
	Teck Resources Ltd. (TECKB CN), Class B	61	1,978
	TELUS Corp.	14,671	236,328
*	Tenaz Energy Corp.	10,400	138,181
	TerraVest Industries, Inc.	6,094	750,843
	TFI International, Inc. (TFII CN)	6,534	568,235
	TFI International, Inc. (TFII US)	5,857	510,555
#	Thomson Reuters Corp. (TRI US)	4,133	830,361
#	Timbercreek Financial Corp.	24,858	138,678
	TMX Group Ltd.	29,375	1,194,419
#	Topaz Energy Corp.	29,771	553,264
*	Torex Gold Resources, Inc.	38,727	1,090,874
	Toromont Industries Ltd.	20,937	2,122,863
	Toronto-Dominion Bank (TD CN)	41,945	3,055,059
	Toronto-Dominion Bank (TD US)	89,326	6,510,079
	Total Energy Services, Inc.	11,698	98,271
	Tourmaline Oil Corp.	91,889	3,910,727
#	TransAlta Corp.	36,699	442,223
	TransAlta Corp.	57,990	697,671

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Transcontinental, Inc., Class A	23,347	$324,695
#	Trican Well Service Ltd.	98,126	402,957
	Triple Flag Precious Metals Corp. (TFPM US)	11,476	261,893
*	Trisura Group Ltd. (TRRSF US)	242	7,399
*	Trisura Group Ltd. (TSU CN)	10,447	318,843
*	Valeura Energy, Inc.	7,695	51,815
	Vecima Networks, Inc.	3,700	28,038
	Vermilion Energy, Inc. (VET CN)	17,774	145,850
	Vermilion Energy, Inc. (VET US)	13,300	109,326
	VersaBank (VBNK CN)	2,000	23,730
	VersaBank (VBNK US)	2,582	30,519
*	VerticalScope Holdings, Inc.	53	145
*	Vitalhub Corp.	6,390	63,457
	Wajax Corp.	9,255	157,634
*	Wall Financial Corp.	200	2,288
	Waste Connections, Inc. (WCN CN)	2,961	552,964
	Waste Connections, Inc. (WCN US)	7,735	1,443,831
*	Well Health Technologies Corp.	53,760	177,312
*	Wesdome Gold Mines Ltd.	58,768	699,821
	West Fraser Timber Co. Ltd. (WFG CN)	8,795	609,734
#	West Fraser Timber Co. Ltd. (WFG US)	7,824	542,276
*	Western Forest Products, Inc.	1,552	14,919
	Westshore Terminals Investment Corp.	12,032	244,964
	Wheaton Precious Metals Corp. (WPM US)	7,423	679,279
#	Whitecap Resources, Inc.	416,733	3,145,160
	Winpak Ltd.	10,127	299,220
	WSP Global, Inc.	12,651	2,604,886
*	Yangarra Resources Ltd.	39,182	29,126
	Yellow Pages Ltd.	3,896	30,901
TOTAL CANADA			333,475,884
		Shares	Value»
CHILE — (0.1%)
	Aguas Andinas SA, Class A	415,945	$136,894
	Banco de Chile (BCH US), ADR	4,478	122,334
	Banco de Chile (CHILE CI)	1,442,844	198,756
	Banco de Credito e Inversiones SA	8,540	338,927
	Banco Itau Chile SA	1,384	18,288
	Banco Santander Chile (BSAC US), ADR	600	13,806
	Banco Santander Chile (BSAN CI)	2,316,770	133,822
	Besalco SA	135,131	113,928
	Bicecorp SA	464,913	127,747
*	CAP SA	23,985	114,178
	Cencosud SA	155,536	468,554
	Cencosud Shopping SA	77,297	151,000
	Cia Cervecerias Unidas SA (CCU CI)	21,510	127,214
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	5,319	62,392
	Cia Sud Americana de Vapores SA	3,353,894	169,486
	Colbun SA	1,198,418	177,407
	Embotelladora Andina SA, ADR, Class B	5,464	125,235
	Empresa Nacional de Telecomunicaciones SA	41,265	135,588
	Empresas CMPC SA	183,584	258,612
	Empresas Copec SA	39,974	264,641
	Enel Americas SA (ENELAM CI)	702,655	70,077
	Enel Chile SA (ENELCHIL CI)	2,708,750	173,508
	Enel Chile SA (ENIC US), ADR	18,524	58,906
	Engie Energia Chile SA	123,296	150,727
	Falabella SA	29,246	145,838
	Forus SA	13,373	28,398
	Inversiones Aguas Metropolitanas SA	126,242	107,729
	Inversiones La Construccion SA	10,623	117,610
	Latam Airlines Group SA	13,714,446	299,921
	Latam Airlines Group SA, ADR	1,022	44,345
*	Multiexport Foods SA	25,298	6,318
	Parque Arauco SA	131,716	268,684

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	PAZ Corp. SA	29,524	$16,567
	Plaza SA	56,571	119,516
	Ripley Corp. SA	327,169	138,590
	Salfacorp SA	209,346	154,328
	Sigdo Koppers SA	12,552	16,562
	SMU SA	799,445	126,499
	Sociedad Matriz SAAM SA	1,592,635	193,223
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,556	204,183
	SONDA SA	190,611	63,493
	Vina Concha y Toro SA	114,274	122,180
TOTAL CHILE			5,886,011
CHINA — (8.6%)
	360 Security Technology, Inc., Class A	23,200	36,370
	361 Degrees International Ltd.	364,000	288,067
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	35,400	81,495
Ω	3SBio, Inc.	508,000	2,053,678
*	5I5J Holding Group Co. Ltd., Class A	67,400	27,872
	AAC Technologies Holdings, Inc.	237,500	1,200,841
*	ADAMA Ltd., Class A	18,100	17,909
*	Addsino Co. Ltd., Class A	21,000	23,739
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	797	21,841
	Advanced Technology & Materials Co. Ltd., Class A	24,500	45,205
*	AECC Aero Science & Technology Co. Ltd., Class A	8,300	36,241
	AECC Aero-Engine Control Co. Ltd., Class A	14,700	43,051
	AECC Aviation Power Co. Ltd., Class A	4,100	24,129
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	31,029
		Shares	Value»
CHINA — (Continued)
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	11,900	$28,627
*	Agile Group Holdings Ltd.	518,000	31,269
*	Agora, Inc., ADR	25,710	98,983
	Agricultural Bank of China Ltd., Class H	1,878,000	1,230,308
	Aier Eye Hospital Group Co. Ltd., Class A	37,127	66,127
*Ω	AInnovation Technology Group Co. Ltd.	40,500	31,579
*	Air China Ltd., Class H	442,000	294,464
	Aisino Corp., Class A	25,500	32,588
	Ajisen China Holdings Ltd.	255,000	28,858
Ω	AK Medical Holdings Ltd.	130,000	113,353
*Ω	Akeso, Inc.	4,000	77,996
	Alibaba Group Holding Ltd. (9988 HK)	1,117,600	16,802,854
Ω	A-Living Smart City Services Co. Ltd.	88,250	33,168
	Allmed Medical Products Co. Ltd., Class A	16,300	20,994
*Ω	Alphamab Oncology	62,000	78,563
	Aluminum Corp. of China Ltd., Class H	1,384,000	1,093,867
*	Amlogic Shanghai Co. Ltd., Class A	2,403	24,049
	Amoy Diagnostics Co. Ltd., Class A	13,520	43,999
	Amrita Global Development Ltd.	138,000	10,548
	An Hui Wenergy Co. Ltd., Class A	26,300	25,981
	Andon Health Co. Ltd., Class A	5,000	26,936
*	ANE Cayman, Inc.	229,000	237,675
#*	Angang Steel Co. Ltd., Class H	322,800	92,292
	Angel Yeast Co. Ltd., Class A	8,472	40,393
#Ω	Angelalign Technology, Inc.	7,000	52,372
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,345	24,373

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	$58,794
	Anhui Conch Cement Co. Ltd., Class H	266,500	771,552
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	41,958
	Anhui Expressway Co. Ltd., Class H	114,000	177,888
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	45,941
	Anhui Gujing Distillery Co. Ltd., Class A	2,900	55,485
	Anhui Heli Co. Ltd., Class A	19,700	48,633
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	28,419
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	23,240	57,897
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	12,416
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	3,700	25,405
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	44,949
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	43,017
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	44,801
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	26,900	20,380
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	19,940
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	14,377
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	42,566
	Anhui Xinhua Media Co. Ltd., Class A	42,300	39,832
		Shares	Value»
CHINA — (Continued)
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	$39,868
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,200	47,916
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	28,500	69,473
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,604	33,308
	Anjoy Foods Group Co. Ltd., Class A	5,100	52,264
	Anker Innovations Technology Co. Ltd., Class A	5,200	89,279
	ANTA Sports Products Ltd.	242,600	2,784,583
	Anton Oilfield Services Group	806,000	144,632
	Aoshikang Technology Co. Ltd., Class A	9,200	50,574
	Aotecar New Energy Technology Co. Ltd., Class A	74,400	29,634
*	Aowei Holdings Ltd.	114,000	4,493
	Apeloa Pharmaceutical Co. Ltd., Class A	24,700	55,059
	Appotronics Corp. Ltd., Class A	10,613	22,464
	APT Medical, Inc., Class A	974	38,449
	APT Satellite Holdings Ltd.	134,750	34,474
	Arctech Solar Holding Co. Ltd., Class A	4,879	33,482
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	9,200	40,970
*	Asia Cement China Holdings Corp.	200,500	66,859
#Ω	AsiaInfo Technologies Ltd.	111,200	160,505
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	22,200	32,128
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,920	46,330
	Aurisco Pharmaceutical Co. Ltd., Class A	3,800	12,686

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	AustAsia Group Ltd.	81,172	$14,460
	Autel Intelligent Technology Corp. Ltd., Class A	13,173	63,526
	Autobio Diagnostics Co. Ltd., Class A	6,700	37,015
	Autohome, Inc., ADR	5,445	147,505
	Avary Holding Shenzhen Co. Ltd., Class A	15,900	116,533
	AviChina Industry & Technology Co. Ltd., Class H	988,000	584,000
	Avicopter PLC, Class A	3,800	20,883
	Bafang Electric Suzhou Co. Ltd., Class A	6,300	23,486
*Ω	BAIC Motor Corp. Ltd., Class H	313,500	85,634
*	Baidu, Inc. (9888 HK), Class A	365,900	4,003,434
#*	Baidu, Inc. (BIDU US), Sponsored ADR	9,754	857,084
	Baimtec Material Co. Ltd., Class A	2,755	21,904
*Ω	Bairong, Inc.	89,500	99,737
	Baiyin Nonferrous Group Co. Ltd., Class A	127,300	55,966
	Bank of Beijing Co. Ltd., Class A	130,000	116,539
	Bank of Changsha Co. Ltd., Class A	100,100	137,383
	Bank of Chengdu Co. Ltd., Class A	68,000	174,477
	Bank of China Ltd., Class H	5,292,000	3,054,612
	Bank of Chongqing Co. Ltd., Class H	268,500	264,924
	Bank of Communications Co. Ltd., Class H	709,000	638,715
	Bank of Guiyang Co. Ltd., Class A	27,800	24,670
	Bank of Hangzhou Co. Ltd., Class A	78,200	174,320
	Bank of Jiangsu Co. Ltd., Class A	192,400	302,068
	Bank of Nanjing Co. Ltd., Class A	100,600	160,461
	Bank of Ningbo Co. Ltd., Class A	74,470	288,129
Ω	Bank of Qingdao Co. Ltd., Class H	186,500	95,658
		Shares	Value»
CHINA — (Continued)
	Bank of Shanghai Co. Ltd., Class A	89,793	$127,651
	Bank of Suzhou Co. Ltd., Class A	71,194	84,457
	Bank of Tianjin Co. Ltd., Class H	44,500	13,832
	Bank of Xi'an Co. Ltd., Class A	107,700	57,447
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	361,966	60,818
	Baoji Titanium Industry Co. Ltd., Class A	10,300	44,204
	Baoshan Iron & Steel Co. Ltd., Class A	164,400	167,606
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	27,200
	Baowu Magnesium Technology Co. Ltd., Class A	13,160	22,318
	Baoxiniao Holding Co. Ltd., Class A	26,100	13,726
	Baoye Group Co. Ltd., Class H	78,000	43,082
*	Baozun, Inc. (9991 HK), Class A	21,700	21,792
*	Baozun, Inc. (BZUN US), Sponsored ADR	10,967	29,721
	BBMG Corp., Class H	440,000	45,271
*	Be Friends Holding Ltd.	204,000	26,496
	Bear Electric Appliance Co. Ltd., Class A	5,300	35,389
	Befar Group Co. Ltd., Class A	48,200	29,352
	Beibuwan Port Co. Ltd., Class A	41,700	47,288
*	Beijing BDStar Navigation Co. Ltd., Class A	6,400	26,793
*	Beijing Capital Development Co. Ltd., Class A	68,727	25,013
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	71,779
*	Beijing Capital International Airport Co. Ltd., Class H	464,000	180,147

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	26,250	$53,099
	Beijing Dabeinong Technology Group Co. Ltd., Class A	43,900	25,198
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	21,101
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	39,375
	Beijing Energy International Holding Co. Ltd.	196,000	37,395
	Beijing Enlight Media Co. Ltd., Class A	21,398	58,664
	Beijing Enterprises Holdings Ltd.	159,500	667,358
	Beijing Enterprises Water Group Ltd.	1,058,000	362,075
	Beijing Fengjing Automotive Parts Co. Ltd.	40,800	19,758
	Beijing Gehua CATV Network Co. Ltd., Class A	48,800	58,489
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	31,468	27,326
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	27,559
	Beijing Haohua Energy Resource Co. Ltd., Class A	35,600	35,989
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	22,304
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	55,828
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	99,268
*	Beijing Jingyuntong Technology Co. Ltd., Class A	77,600	39,708
	Beijing Kingsoft Office Software, Inc., Class A	641	27,831
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	21,480
		Shares	Value»
CHINA — (Continued)
	Beijing New Building Materials PLC, Class A	17,175	$62,210
*	Beijing North Star Co. Ltd., Class H	286,000	31,713
	Beijing Originwater Technology Co. Ltd., Class A	57,219	36,739
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	20,159
*	Beijing Relpow Technology Co. Ltd., Class A	15,800	37,720
	Beijing Roborock Technology Co. Ltd., Class A	1,911	45,857
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	25,171
	Beijing Sanyuan Foods Co. Ltd., Class A	62,200	40,042
	Beijing Shougang Co. Ltd., Class A	79,700	46,272
	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	25,554
	Beijing Sifang Automation Co. Ltd., Class A	9,100	21,405
	Beijing Sinnet Technology Co. Ltd., Class A	23,200	46,792
*	Beijing Sinohytec Co. Ltd., Class H	3,700	11,618
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	29,234
*	Beijing Sojo Electric Co. Ltd., Class A	22,300	22,398
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	12,989
	Beijing Strong Biotechnologies, Inc., Class A	13,300	27,064
*	Beijing Thunisoft Corp. Ltd., Class A	18,700	22,171
	Beijing Tiantan Biological Products Corp. Ltd., Class A	10,660	29,658

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	63,000	$73,218
	Beijing Tong Ren Tang Co. Ltd., Class A	7,000	35,007
	Beijing Tricolor Technology Co. Ltd., Class A	4,200	35,150
	Beijing Ultrapower Software Co. Ltd., Class A	22,000	38,463
	Beijing United Information Technology Co. Ltd., Class A	18,809	62,013
	Beijing Wandong Medical Technology Co. Ltd., Class A	12,800	31,061
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	24,521
	Beijing Yanjing Brewery Co. Ltd., Class A	42,400	73,180
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,600	35,026
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	34,815
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	230,800	173,006
*	Beiqi Foton Motor Co. Ltd., Class A	197,100	73,551
*	Bengang Steel Plates Co. Ltd., Class A	59,800	31,511
*	BeOne Medicines Ltd.	14,800	336,469
#*	BeOne Medicines Ltd. (BGNE US), ADR	101	30,414
	Best Pacific International Holdings Ltd.	62,000	22,741
	Bestore Co. Ltd., Class A	11,700	20,769
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,280	34,467
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	30,352
	Biem.L.Fdlkk Garment Co. Ltd., Class A	19,300	43,240
		Shares	Value»
CHINA — (Continued)
#*	Bilibili, Inc., Sponsored ADR	13,504	$308,161
*	Bilibili, Inc., Class Z	1,400	32,031
	Binjiang Service Group Co. Ltd.	34,000	103,366
	Black Peony Group Co. Ltd., Class A	20,300	15,150
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	2,780	20,015
#Ω	Blue Moon Group Holdings Ltd.	191,000	92,043
	Bluestar Adisseo Co., Class A	14,700	20,233
Ω	BOC Aviation Ltd.	83,000	754,052
	BOC International China Co. Ltd., Class A	17,500	36,983
*	BOE HC SemiTek Corp.	50,100	51,666
	BOE Technology Group Co. Ltd., Class A	342,100	191,848
	BOE Varitronix Ltd.	128,000	96,486
*	Bohai Leasing Co. Ltd., Class A	144,400	69,826
	Bosideng International Holdings Ltd.	1,726,000	985,021
	BOTH Engineering Technology Co. Ltd., Class A	13,200	22,360
#	Boyaa Interactive International Ltd.	45,000	43,058
	Bright Dairy & Food Co. Ltd., Class A	39,100	46,343
	Brilliance China Automotive Holdings Ltd.	940,000	374,961
	Bros Eastern Co. Ltd., Class A	26,700	19,571
*	B-Soft Co. Ltd., Class A	67,555	54,222
	BTG Hotels Group Co. Ltd., Class A	33,900	65,473
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	15,900	22,356
	BYD Co. Ltd., Class H	202,500	2,956,672
	BYD Electronic International Co. Ltd.	222,500	925,821
	By-health Co. Ltd., Class A	26,600	43,399

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	C C Land Holdings Ltd.	665,499	$101,448
	C&D International Investment Group Ltd.	178,815	360,751
	C&D Property Management Group Co. Ltd.	76,000	27,563
	Caitong Securities Co. Ltd., Class A	46,670	52,413
*Ω	CALB Group Co. Ltd.	35,900	89,760
*	Cambricon Technologies Corp. Ltd., Class A	256	25,137
	Camel Group Co. Ltd., Class A	41,308	52,117
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	67,400	34,239
	Canmax Technologies Co. Ltd., Class A	16,650	46,026
	Canny Elevator Co. Ltd., Class A	15,300	15,549
	Castech, Inc., Class A	8,250	44,802
	Cathay Biotech, Inc., Class A	4,185	27,923
	CCCC Design & Consulting Group Co. Ltd., Class A	20,800	23,380
	CCS Supply Chain Management Co. Ltd., Class A	35,100	21,914
	CECEP Solar Energy Co. Ltd., Class A	68,300	42,865
	CECEP Wind-Power Corp., Class A	164,120	68,398
	Central China Land Media Co. Ltd., Class A	25,200	44,925
#	Central China Securities Co. Ltd., Class H	316,000	110,261
	CETC Cyberspace Security Technology Co. Ltd., Class A	12,200	30,884
	CETC Digital Technology Co. Ltd., Class A	6,780	23,991
#	CGN Mining Co. Ltd.	185,000	47,470
#	CGN New Energy Holdings Co. Ltd.	800,000	248,724
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	24,585
		Shares	Value»
CHINA — (Continued)
Ω	CGN Power Co. Ltd., Class H	1,307,000	$491,003
	Changbai Mountain Tourism Co. Ltd., Class A	8,500	43,458
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	20,567
*	Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	36,564
	Changhong Meiling Co. Ltd., Class A	19,400	19,557
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	64,200	29,152
	Changjiang Publishing & Media Co. Ltd., Class A	44,400	58,125
	Changjiang Securities Co. Ltd., Class A	53,700	54,880
	Changzheng Engineering Technology Co. Ltd., Class A	8,600	20,391
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	36,796
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,400	39,490
	Chaowei Power Holdings Ltd.	249,000	43,371
	Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	27,546
Ω	Cheerwin Group Ltd.	84,000	29,259
*	Chen Lin Education Group Holdings Ltd.	34,000	6,025
	Cheng De Lolo Co. Ltd., Class A	35,400	42,995
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	28,032
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	28,810
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,100	26,472

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Hi-tech Development Co. Ltd., Class A	2,900	$18,349
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	24,871
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	13,552	77,085
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,350	25,272
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	36,747
	Chengdu Wintrue Holding Co. Ltd., Class A	28,200	41,226
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	33,071
	Chenguang Biotech Group Co. Ltd., Class A	14,900	27,229
*	Chengxin Lithium Group Co. Ltd., Class A	10,400	22,404
	Chengzhi Co. Ltd., Class A	20,300	21,867
	Chervon Holdings Ltd.	28,800	65,976
	Chifeng Jilong Gold Mining Co. Ltd., Class A	13,200	41,982
*	China Aerospace International Holdings Ltd.	690,000	42,031
	China Aircraft Leasing Group Holdings Ltd.	85,000	49,075
	China Animal Husbandry Industry Co. Ltd., Class A	31,700	33,596
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,300	43,957
	China Baoan Group Co. Ltd., Class A	17,600	22,208
	China BlueChemical Ltd., Class H	498,000	137,360
*Ω	China Bohai Bank Co. Ltd., Class H	696,500	91,404
*	China Boton Group Co. Ltd.	118,000	28,895
		Shares	Value»
CHINA — (Continued)
	China CAMC Engineering Co. Ltd., Class A	30,400	$35,861
	China Chunlai Education Group Co. Ltd.	44,000	24,998
	China Cinda Asset Management Co. Ltd., Class H	3,009,000	543,453
	China CITIC Bank Corp. Ltd., Class H	1,222,000	1,135,386
	China Coal Energy Co. Ltd., Class H	726,000	892,042
	China Coal Xinji Energy Co. Ltd., Class A	69,700	62,439
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
	China Communications Services Corp. Ltd., Class H	846,000	492,743
	China Conch Environment Protection Holdings Ltd.	434,000	36,783
	China Conch Venture Holdings Ltd.	447,500	546,805
	China Construction Bank Corp., Class H	7,661,000	7,835,695
	China CSSC Holdings Ltd., Class A	4,300	20,493
	China CYTS Tours Holding Co. Ltd., Class A	20,900	28,596
	China Datang Corp. Renewable Power Co. Ltd., Class H	608,000	178,104
	China Design Group Co. Ltd., Class A	19,400	22,624
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	718,000	153,137
	China Dongxiang Group Co. Ltd.	1,100,000	63,831
Ω	China East Education Holdings Ltd.	205,000	212,260
*	China Eastern Airlines Corp. Ltd., Class H	434,000	156,370
	China Education Group Holdings Ltd.	279,009	98,402

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Electronics Huada Technology Co. Ltd.	340,000	$62,570
*	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	27,211
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	612,000	101,093
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	439,823	158,196
	China Everbright Bank Co. Ltd., Class H	406,000	190,785
	China Everbright Environment Group Ltd.	692,111	370,411
#	China Everbright Ltd.	280,000	285,884
	China Everbright Water Ltd.	52,712	9,930
*	China Express Airlines Co. Ltd., Class A	18,000	20,790
Ω	China Feihe Ltd.	987,000	586,772
	China Film Group Co. Ltd., Class A	18,541	34,190
*	China First Heavy Industries Co. Ltd., Class A	56,700	22,654
	China Foods Ltd.	344,000	143,242
	China Galaxy Securities Co. Ltd., Class H	729,500	985,854
	China Gas Holdings Ltd.	802,261	842,694
*	China Glass Holdings Ltd.	312,000	13,709
	China Gold International Resources Corp. Ltd. (2099 HK)	17,900	153,886
	China Gold International Resources Corp. Ltd. (CGG CN)	94,140	813,941
	China Great Wall Securities Co. Ltd., Class A	32,700	39,994
*	China Greatwall Technology Group Co. Ltd., Class A	4,500	9,420
		Shares	Value»
CHINA — (Continued)
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	$39,080
	China Hainan Rubber Industry Group Co. Ltd., Class A	36,100	24,568
	China Hanking Holdings Ltd.	202,000	58,697
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	34,594
*	China High Speed Transmission Equipment Group Co. Ltd.	52,000	9,191
#	China Hongqiao Group Ltd.	965,000	2,545,569
#††	China Huiyuan Juice Group Ltd.	269,535	12,038
Ω	China International Capital Corp. Ltd., Class H	246,000	624,652
	China International Marine Containers Group Co. Ltd., Class H	298,200	320,270
	China Isotope & Radiation Corp.	7,600	15,840
	China Jinmao Holdings Group Ltd.	1,697,485	308,867
	China Kepei Education Group Ltd.	178,000	34,925
	China Kings Resources Group Co. Ltd., Class A	19,496	42,601
	China Leadshine Technology Co. Ltd., Class A	8,300	51,550
	China Lesso Group Holdings Ltd.	343,000	204,082
	China Life Insurance Co. Ltd., Class H	308,000	889,692
	China Lilang Ltd.	157,000	74,125
*Ω	China Literature Ltd.	81,400	319,892
	China Longyuan Power Group Corp. Ltd., Class H	446,000	402,177
#	China Medical System Holdings Ltd.	473,000	803,109
	China Meheco Group Co. Ltd., Class A	34,840	53,376

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Meidong Auto Holdings Ltd.	278,000	$73,532
	China Mengniu Dairy Co. Ltd.	701,000	1,458,792
	China Merchants Bank Co. Ltd., Class H	593,500	3,851,306
	China Merchants Energy Shipping Co. Ltd., Class A	109,220	91,814
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	11,700	18,237
	China Merchants Port Holdings Co. Ltd.	403,993	794,325
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	39,655
Ω	China Merchants Securities Co. Ltd., Class H	66,220	136,892
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	49,400	59,680
	China Minsheng Banking Corp. Ltd., Class H	830,400	499,808
#	China Modern Dairy Holdings Ltd.	1,105,000	166,875
	China National Accord Medicines Corp. Ltd., Class A	13,130	46,434
	China National Building Material Co. Ltd., Class H	837,141	498,052
	China National Chemical Engineering Co. Ltd., Class A	55,700	61,775
	China National Electric Apparatus Research Institute Co. Ltd., Class A	6,835	23,938
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,300	42,317
	China National Medicines Corp. Ltd., Class A	10,000	40,877
		Shares	Value»
CHINA — (Continued)
	China National Nuclear Power Co. Ltd., Class A	285,772	$364,958
Ω	China New Higher Education Group Ltd.	354,064	49,089
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	57,900	47,457
	China Nonferrous Mining Corp. Ltd.	524,000	509,114
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	8,900	46,366
*	China Oil & Gas Group Ltd.	1,408,000	28,502
	China Oilfield Services Ltd., Class H	562,000	499,128
	China Oriental Group Co. Ltd.	366,000	87,904
	China Overseas Grand Oceans Group Ltd.	472,283	116,560
	China Overseas Land & Investment Ltd.	791,500	1,368,898
	China Overseas Property Holdings Ltd.	560,000	384,357
	China Pacific Insurance Group Co. Ltd., Class H	721,000	2,903,767
	China Petroleum & Chemical Corp., Class H	3,004,000	1,762,814
	China Petroleum Engineering Corp., Class A	86,700	41,360
	China Power International Development Ltd.	905,999	355,147
*††	China Properties Investment Holdings Ltd.	81,000	0
	China Publishing & Media Co. Ltd., Class A	24,900	23,294
	China Railway Group Ltd., Class H	829,000	417,096
	China Railway Hi-tech Industry Co. Ltd., Class A	53,100	66,954

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Railway Materials Co. Ltd., Class A	100,200	$37,125
Ω	China Railway Signal & Communication Corp. Ltd., Class H	359,000	156,943
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	28,945
*	China Rare Earth Holdings Ltd.	768,399	68,520
*	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	17,052
	China Reinsurance Group Corp., Class H	2,078,000	360,705
	China Resource & Environment Co. Ltd., Class A	33,600	20,740
	China Resources Beer Holdings Co. Ltd.	475,807	1,582,006
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,200	19,479
	China Resources Building Materials Technology Holdings Ltd.	572,000	139,512
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	71,071
	China Resources Gas Group Ltd.	288,100	729,269
	China Resources Land Ltd.	643,000	2,357,860
	China Resources Medical Holdings Co. Ltd.	267,500	151,311
Ω	China Resources Mixc Lifestyle Services Ltd.	192,800	895,337
Ω	China Resources Pharmaceutical Group Ltd.	584,500	408,170
	China Resources Power Holdings Co. Ltd.	312,690	774,873
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,019	60,981
		Shares	Value»
CHINA — (Continued)
#	China Risun Group Ltd.	380,000	$114,448
*	China Ruyi Holdings Ltd.	1,336,000	534,105
*	China Sanjiang Fine Chemicals Co. Ltd.	207,000	46,378
#*	China Shanshui Cement Group Ltd.	204,000	17,890
*Ω	China Shengmu Organic Milk Ltd.	1,189,000	46,226
#	China Shenhua Energy Co. Ltd., Class H	648,500	2,810,695
	China Shineway Pharmaceutical Group Ltd.	137,000	145,926
	China South Publishing & Media Group Co. Ltd., Class A	45,700	81,565
*	China Southern Airlines Co. Ltd., Class H	432,000	198,809
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	64,500	41,377
	China Southern Power Grid Technology Co. Ltd., Class A	4,818	22,108
	China Starch Holdings Ltd.	415,000	11,224
	China State Construction Development Holdings Ltd.	224,000	43,389
	China State Construction Engineering Corp. Ltd., Class A	270,029	212,212
	China State Construction International Holdings Ltd.	778,000	1,191,889
*	China Sunshine Paper Holdings Co. Ltd.	260,000	63,843
	China Suntien Green Energy Corp. Ltd., Class H	450,000	240,396
	China Taiping Insurance Holdings Co. Ltd.	441,200	980,348

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Testing & Certification International Group Co. Ltd., Class A	15,338	$14,925
	China Tianying, Inc., Class A	79,700	47,464
	China Tobacco International HK Co. Ltd.	82,000	343,458
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	13,700	98,995
Ω	China Tower Corp. Ltd., Class H	1,475,800	2,065,109
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	914,000	260,937
*	China TransInfo Technology Co. Ltd., Class A	30,900	45,751
#	China Travel International Investment Hong Kong Ltd.	744,000	174,945
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	67,386
*	China Vanke Co. Ltd., Class H	360,284	228,595
	China Vered Financial Holding Corp. Ltd.	219,000	29,224
	China Water Affairs Group Ltd.	196,000	153,793
	China West Construction Group Co. Ltd., Class A	32,100	28,688
	China XD Electric Co. Ltd., Class A	64,800	58,948
	China XLX Fertiliser Ltd.	218,000	181,804
	China Yangtze Power Co. Ltd., Class A	74,800	289,613
#	China Yongda Automobiles Services Holdings Ltd.	354,500	100,984
#*Ω	China Youran Dairy Group Ltd.	598,000	281,256
*Ω	China Yuhua Education Corp. Ltd.	554,000	37,209
	China Zhenhua Group Science & Technology Co. Ltd., Class A	8,500	56,074
		Shares	Value»
CHINA — (Continued)
	China Zheshang Bank Co. Ltd., Class H	654,000	$229,821
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	15,822
	Chinasoft International Ltd.	954,000	689,146
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	13,900	19,279
	Chongqing Brewery Co. Ltd., Class A	4,200	32,230
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	58,157
	Chongqing Chuanyi Automation Co. Ltd., Class A	13,260	37,062
	Chongqing Department Store Co. Ltd., Class A	11,000	44,619
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	49,455	62,628
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	20,760	37,748
	Chongqing Gas Group Corp. Ltd., Class A	23,600	18,621
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	85,975
	Chongqing Port Co. Ltd., Class A	29,300	22,709
	Chongqing Road & Bridge Co. Ltd., Class A	39,700	35,492
#	Chongqing Rural Commercial Bank Co. Ltd., Class H	587,000	465,574
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	54,700	64,392
	Chongqing Taiji Industry Group Co. Ltd., Class A	12,500	41,943
	Chongqing Zhifei Biological Products Co. Ltd., Class A	12,250	40,777
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,700	34,023

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Chow Tai Fook Jewellery Group Ltd.	560,600	$936,253
	Chow Tai Seng Jewellery Co. Ltd., Class A	24,400	43,906
	CIG Shanghai Co. Ltd., Class A	5,800	43,610
	CIMC Enric Holdings Ltd.	266,000	226,947
	Cisen Pharmaceutical Co. Ltd., Class A	20,900	87,043
*	CITIC Heavy Industries Co. Ltd., Class A	43,000	27,759
	CITIC Ltd.	737,000	1,105,628
	CITIC Resources Holdings Ltd.	1,012,000	52,077
	CITIC Securities Co. Ltd., Class H	135,475	476,004
	City Development Environment Co. Ltd., Class A	24,900	47,855
*	Citychamp Watch & Jewellery Group Ltd.	440,000	21,192
*	ClouDr Group Ltd.	207,100	39,367
#*	CMGE Technology Group Ltd.	538,000	34,881
	CMOC Group Ltd., Class H	882,000	1,001,187
	CMST Development Co. Ltd., Class A	63,900	52,224
*	CNFinance Holdings Ltd., ADR	6,181	4,480
	CNGR Advanced Material Co. Ltd., Class A	7,810	36,519
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	38,341
	CNOOC Energy Technology & Services Ltd., Class A	105,600	59,472
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	35,423
*	COFCO Biotechnology Co. Ltd., Class A	32,100	26,094
	COFCO Capital Holdings Co. Ltd., Class A	20,600	34,979
*	COFCO Joycome Foods Ltd.	892,000	198,114
		Shares	Value»
CHINA — (Continued)
	COFCO Sugar Holding Co. Ltd., Class A	41,100	$55,890
	Cofoe Medical Technology Co. Ltd., Class A	6,200	31,757
*	Comba Telecom Systems Holdings Ltd.	482,000	113,198
	Concord New Energy Group Ltd.	2,470,000	130,795
	Consun Pharmaceutical Group Ltd.	165,000	289,412
	Contemporary Amperex Technology Co. Ltd., Class A	25,160	921,152
	Continental Aerospace Technologies Holding Ltd.	1,578,866	28,852
#	COSCO SHIPPING Development Co. Ltd., Class H	1,119,000	166,625
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	418,000	339,538
#	COSCO SHIPPING Holdings Co. Ltd., Class H	790,300	1,444,621
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	164,260
	COSCO SHIPPING Ports Ltd.	427,733	299,526
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	79,500	73,787
*	COSCO SHIPPING Technology Co. Ltd., Class A	11,500	36,118
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	39,692
	CRRC Corp. Ltd., Class H	518,000	358,952
Ω	CSC Financial Co. Ltd., Class H	35,500	56,741
	CSG Holding Co. Ltd., Class A	62,295	41,347
	CSPC Pharmaceutical Group Ltd.	3,058,800	3,844,283
	CSSC Hong Kong Shipping Co. Ltd.	478,000	132,021

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSSC Science & Technology Co. Ltd., Class A	9,800	$17,157
	CTS International Logistics Corp. Ltd., Class A	45,970	40,093
*	CWT International Ltd.	1,480,000	36,983
	Dajin Heavy Industry Co. Ltd., Class A	7,900	35,011
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	39,083
#*	Dalipal Holdings Ltd.	118,000	81,327
#*	Damai Entertainment Holdings Ltd.	3,770,000	531,068
	Daqin Railway Co. Ltd., Class A	135,065	122,682
	Dashang Co. Ltd., Class A	6,292	17,073
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	24,436	58,721
#	Datang International Power Generation Co. Ltd., Class H	586,000	147,725
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	24,753
	DBG Technology Co. Ltd., Class A	8,800	33,564
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	21,912
	Deppon Logistics Co. Ltd., Class A	15,200	32,834
*	Dezhan Healthcare Co. Ltd., Class A	66,100	44,519
	DHC Software Co. Ltd., Class A	37,500	48,185
	Dian Diagnostics Group Co. Ltd., Class A	15,300	34,149
	Digital China Group Co. Ltd., Class A	11,400	65,360
#	Digital China Holdings Ltd.	163,000	63,137
*	Digital China Information Service Group Co. Ltd., Class A	17,600	31,361
	Do-Fluoride New Materials Co. Ltd., Class A	15,920	27,434
		Shares	Value»
CHINA — (Continued)
	Dong-E-E-Jiao Co. Ltd., Class A	2,700	$19,373
	Dongfang Electric Corp. Ltd., Class H	84,200	197,604
	Dongfang Electronics Co. Ltd., Class A	43,300	61,557
	DongFeng Automobile Co. Ltd., Class A	24,900	24,702
	Dongfeng Electronic Technology Co. Ltd., Class A	11,900	21,043
#	Dongfeng Motor Group Co. Ltd., Class H	674,000	405,551
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	10,382
	Dongguan Development Holdings Co. Ltd., Class A	26,300	40,208
	Dongguan Rural Commercial Bank Co. Ltd., Class H	22,000	10,491
	Dongguan Yutong Optical Technology Co. Ltd., Class A	6,500	20,316
	Donghua Testing Technology Co. Ltd., Class A	4,000	21,499
	Dongxing Securities Co. Ltd., Class A	45,600	70,494
	Dongyue Group Ltd.	532,000	703,167
	DouYu International Holdings Ltd., ADR	11,065	95,821
*	DPC Dash Ltd.	3,400	36,697
	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	82,015
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,700	21,778
	East Money Information Co. Ltd., Class A	25,927	83,432
	Eastcompeace Technology Co. Ltd., Class A	15,200	52,292
*	Easyhome New Retail Group Co. Ltd., Class A	87,800	36,193
	E-Commodities Holdings Ltd.	660,000	80,645
	Ecovacs Robotics Co. Ltd., Class A	4,100	45,301

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Edifier Technology Co. Ltd., Class A	17,400	$31,700
	Edvantage Group Holdings Ltd.	109,630	23,058
	EEKA Fashion Holdings Ltd.	92,000	79,590
	Electric Connector Technology Co. Ltd., Class A	5,100	34,403
*††	Elion Energy Co. Ltd., Class A	92,870	904
	ENN Energy Holdings Ltd.	160,200	1,305,632
	ENN Natural Gas Co. Ltd., Class A	28,500	73,005
	Eoptolink Technology, Inc. Ltd., Class A	6,720	174,954
	Era Co. Ltd., Class A	31,300	18,216
	Essex Bio-technology Ltd.	122,000	79,957
	Eternal Asia Supply Chain Management Ltd., Class A	75,600	46,994
	EVA Precision Industrial Holdings Ltd.	414,000	40,219
	Eve Energy Co. Ltd., Class A	9,800	60,094
	Ever Sunshine Services Group Ltd.	240,000	63,350
#Ω	Everbright Securities Co. Ltd., Class H	50,600	67,401
*	EverChina International Holdings Co. Ltd.	100,000	789
#*Ω	Everest Medicines Ltd.	5,000	40,487
	Excellence Commercial Property & Facilities Management Group Ltd.	65,000	12,036
	Explosive Co. Ltd., Class A	17,800	34,537
	Eyebright Medical Technology Beijing Co. Ltd., Class A	3,546	38,024
	Fangda Carbon New Material Co. Ltd., Class A	52,700	35,037
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	56,570
	Far East Horizon Ltd.	650,000	661,621
		Shares	Value»
CHINA — (Continued)
	Far East Smarter Energy Co. Ltd., Class A	43,800	$33,651
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,465	23,243
	FAW Jiefang Group Co. Ltd., Class A	26,900	25,990
	FAWER Automotive Parts Co. Ltd., Class A	37,700	31,075
	Feilong Auto Components Co. Ltd., Class A	18,000	42,740
	Ferrotec Anhui Technology Development Co. Ltd., Class A	3,600	20,000
	FESCO Group Co. Ltd., Class A	9,600	27,982
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	16,700	52,005
*	Fibocom Wireless, Inc., Class A	800	2,913
*	FIH Mobile Ltd.	83,300	148,488
*	Financial Street Holdings Co. Ltd., Class A	69,000	28,080
	FinVolution Group, ADR	49,916	428,778
	First Capital Securities Co. Ltd., Class A	37,100	38,070
	First Tractor Co. Ltd., Class H	102,000	92,071
	Flat Glass Group Co. Ltd., Class H	116,000	150,445
	Focus Lightings Tech Co. Ltd., Class A	17,600	30,657
	Focus Media Information Technology Co. Ltd., Class A	88,900	92,501
	Focused Photonics Hangzhou, Inc., Class A	13,500	35,791
	Focuslight Technologies, Inc., Class A	2,061	24,412
	Foryou Corp., Class A	12,800	52,625
	Foshan Electrical & Lighting Co. Ltd., Class A	26,700	23,838

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	$77,258
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	22,257
*	Foshan Yowant Technology Co. Ltd., Class A	27,500	26,077
	Fosun International Ltd.	648,572	447,590
	Founder Securities Co. Ltd., Class A	54,100	60,887
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	543,092
	Friend Co. Ltd., Class A	14,500	34,602
	Fu Shou Yuan International Group Ltd.	373,000	171,420
	Fufeng Group Ltd.	650,000	717,644
#*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	21,807
	Fujian Funeng Co. Ltd., Class A	58,470	76,765
	Fujian Kuncai Material Technology Co. Ltd., Class A	7,700	20,700
	Fujian Longking Co. Ltd., Class A	33,901	56,503
	Fujian Qingshan Paper Industry Co. Ltd., Class A	66,400	20,918
	Fujian Star-net Communication Co. Ltd., Class A	13,600	50,092
	Fujian Sunner Development Co. Ltd., Class A	20,000	44,287
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	6,900	12,711
	Fujian Yuanli Active Carbon Co. Ltd., Class A	9,700	20,259
	Fushun Special Steel Co. Ltd., Class A	44,200	34,552
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	134,800	971,850
		Shares	Value»
CHINA — (Continued)
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	3,500	$28,149
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	78,280	259,839
	Gansu Energy Chemical Co. Ltd., Class A	128,700	44,295
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	120,900	29,563
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	28,970
	Gansu Yasheng Industrial Group Co. Ltd., Class A	53,000	21,994
	G-bits Network Technology Xiamen Co. Ltd., Class A	800	37,695
	GCL Energy Technology Co. Ltd., Class A	27,800	46,850
#*	GCL New Energy Holdings Ltd.	250,000	13,806
#*	GCL Technology Holdings Ltd.	3,085,000	457,094
	GD Power Development Co. Ltd., Class A	67,800	43,149
#*	GDS Holdings Ltd. (9698 HK), Class A	278,700	1,256,029
	Geely Automobile Holdings Ltd.	1,296,000	2,906,951
	GEM Co. Ltd., Class A	65,800	58,869
*	Gemdale Corp., Class A	52,100	27,184
#*	Gemdale Properties & Investment Corp. Ltd.	1,964,000	71,349
Ω	Genertec Universal Medical Group Co. Ltd.	314,500	257,458
*	Genscript Biotech Corp.	84,000	182,188
	GEPIC Energy Development Co. Ltd., Class A	30,000	27,252
	Getein Biotech, Inc., Class A	8,036	9,644
#	GF Securities Co. Ltd., Class H	260,600	568,994

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Giant Biogene Holding Co. Ltd.	113,200	$807,200
	Ginlong Technologies Co. Ltd., Class A	7,350	57,850
#*	Global New Material International Holdings Ltd.	136,000	89,235
	GoerTek, Inc., Class A	14,900	47,349
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	47,365
	Goldenmax International Group Ltd., Class A	21,100	35,098
	Goldwind Science & Technology Co. Ltd., Class H	235,947	209,445
	Goneo Group Co. Ltd., Class A	3,248	21,265
	Goodbaby International Holdings Ltd.	294,000	40,984
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	2,478	14,342
*	GoodWe Technologies Co. Ltd. (688390 CH), Class A	1,181	6,835
	Gotion High-tech Co. Ltd., Class A	6,460	26,190
#	Grand Pharmaceutical Group Ltd.	387,500	428,560
	Grandblue Environment Co. Ltd., Class A	13,500	50,160
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	40,145
	Great Wall Motor Co. Ltd., Class H	592,500	966,917
*	Greatoo Intelligent Equipment, Inc., Class A	49,700	54,476
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,479	174,100
	Greentown China Holdings Ltd.	443,500	557,849
#Ω	Greentown Management Holdings Co. Ltd.	174,000	63,169
	Greentown Service Group Co. Ltd.	426,000	259,382
		Shares	Value»
CHINA — (Continued)
	GRG Banking Equipment Co. Ltd., Class A	25,300	$46,436
	GRG Metrology & Test Group Co. Ltd., Class A	11,500	27,349
	Grinm Advanced Materials Co. Ltd., Class A	10,300	26,804
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	41,117
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	14,695
	Guangdong Construction Engineering Group Co. Ltd., Class A	82,400	41,964
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,800	28,550
*	Guangdong DFP New Material Group Co. Ltd.	35,900	20,648
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	58,854
	Guangdong Dongpeng Holdings Co. Ltd., Class A	44,500	36,705
	Guangdong Dowstone Technology Co. Ltd., Class A	8,500	20,105
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	22,900	33,847
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	23,900	46,144
	Guangdong Goworld Co. Ltd., Class A	13,300	23,928
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	9,452
	Guangdong Guanhao High-Tech Co. Ltd., Class A	47,300	20,480
	Guangdong Haid Group Co. Ltd., Class A	11,600	90,992

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong HEC Technology Holding Co. Ltd., Class A	24,000	$49,336
	Guangdong Hongda Holdings Group Co. Ltd., Class A	10,300	52,259
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	20,400	34,524
	Guangdong Huate Gas Co. Ltd., Class A	3,235	23,234
	Guangdong Investment Ltd.	516,000	459,286
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	10,200	31,268
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,700	42,085
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	6,500	14,546
	Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	71,049
	Guangdong Sirio Pharma Co. Ltd., Class A	7,713	24,524
	Guangdong South New Media Co. Ltd., Class A	10,400	59,250
	Guangdong Tapai Group Co. Ltd., Class A	34,600	38,818
	Guangdong Vanward New Electric Co. Ltd., Class A	19,800	32,136
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,800	34,395
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	23,634
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,700	32,493
	Guanghui Energy Co. Ltd., Class A	106,800	80,323
*	Guanghui Logistics Co. Ltd., Class A	38,800	41,024
		Shares	Value»
CHINA — (Continued)
	Guangshen Railway Co. Ltd., Class H	510,000	$127,164
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	12,400	37,715
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	64,077
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	18,792
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	101,100	38,169
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,500	25,143
	Guangzhou Automobile Group Co. Ltd., Class H	577,200	233,240
	Guangzhou Baiyun International Airport Co. Ltd., Class A	22,300	28,897
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	58,000	133,529
	Guangzhou Development Group, Inc., Class A	66,500	58,637
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	6,100	21,768
	Guangzhou Haige Communications Group, Inc. Co., Class A	14,900	27,361
	Guangzhou Haoyang Electronic Co. Ltd., Class A	2,850	14,116
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	31,000
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,600	41,095
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	13,400	22,842
	Guangzhou Port Co. Ltd., Class A	49,400	22,631

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	$29,037
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	6,900	33,529
	Guangzhou Sie Consulting Co. Ltd., Class A	12,800	54,016
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	8,200	21,467
	Guangzhou Wondfo Biotech Co. Ltd., Class A	4,940	16,385
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	42,268	43,050
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	18,200	25,926
	Guilin Layn Natural Ingredients Corp., Class A	22,500	25,788
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	14,700	30,769
	Guizhou Chanhen Chemical Corp., Class A	16,600	56,697
	Guizhou Gas Group Corp. Ltd., Class A	25,200	23,982
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	65,071	45,109
	Guizhou Qianyuan Power Co. Ltd., Class A	10,400	22,793
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,700	21,915
	Guizhou Tyre Co. Ltd., Class A	53,700	33,733
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	37,732
*	Guizhou Zhenhua E-chem, Inc., Class A	12,348	23,538
	Guocheng Mining Co. Ltd., Class A	10,900	21,005
*	Guoguang Electric Co. Ltd., Class A	14,500	30,956
		Shares	Value»
CHINA — (Continued)
#	Guoquan Food Shanghai Co. Ltd.	195,200	$90,942
	Guosen Securities Co. Ltd., Class A	24,600	45,275
Ω	Guotai Haitong Securities Co. Ltd., Class H	438,472	946,542
	Guoyuan Securities Co. Ltd., Class A	42,430	50,029
	Gushengtang Holdings Ltd.	33,600	153,090
	H World Group Ltd. (1179 HK)	290,100	905,460
#	H World Group Ltd. (HTHT US), ADR	10,128	316,196
#*Ω	Haichang Ocean Park Holdings Ltd.	667,000	66,454
Ω	Haidilao International Holding Ltd.	315,000	558,399
	Haier Smart Home Co. Ltd. (600690 C1), Class A	47,100	162,221
	Haier Smart Home Co. Ltd. (6690 HK), Class H	519,799	1,637,563
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	11,603
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,500	9,001
*	Hainan Haide Capital Management Co. Ltd., Class A	44,660	40,396
	Hainan Jinpan Smart Technology Co. Ltd., Class A	7,047	36,963
*	Hainan Meilan International Airport Co. Ltd., Class H	91,000	124,824
	Hainan Mining Co. Ltd., Class A	36,600	40,252
	Hainan Strait Shipping Co. Ltd., Class A	25,000	28,228
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	44,003
	Haitian International Holdings Ltd.	270,000	731,903
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	492,000	52,592
	Hangcha Group Co. Ltd., Class A	16,296	47,844

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hangjin Technology Co. Ltd., Class A	8,600	$25,985
	Hangxiao Steel Structure Co. Ltd., Class A	78,900	29,010
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	38,230
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	19,245
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	6,100	19,090
	Hangzhou First Applied Material Co. Ltd., Class A	19,708	39,991
	Hangzhou GreatStar Industrial Co. Ltd.	12,800	55,123
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,320	28,896
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,838	27,929
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	16,320	20,444
*	Hangzhou Iron & Steel Co., Class A	52,900	65,198
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,312	21,550
	Hangzhou Onechance Tech Corp., Class A	5,700	19,973
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	17,800	54,144
	Hangzhou Robam Appliances Co. Ltd., Class A	14,300	37,864
#*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	9,400	20,364
	Hangzhou Shunwang Technology Co. Ltd., Class A	15,800	42,804
	Hangzhou Sunrise Technology Co. Ltd., Class A	10,100	22,011
		Shares	Value»
CHINA — (Continued)
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	16,900	$119,961
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	12,700	27,340
Ω	Hansoh Pharmaceutical Group Co. Ltd.	84,000	377,384
*Ω	Harbin Bank Co. Ltd., Class H	702,000	38,492
	Harbin Boshi Automation Co. Ltd., Class A	13,300	29,923
	Harbin Electric Co. Ltd., Class H	254,000	242,139
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	14,020	22,467
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	58,300	29,968
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	28,590
	HBIS Resources Co. Ltd., Class A	21,000	40,342
#*Ω	HBM Holdings Ltd.	85,000	101,212
	Health & Happiness H&H International Holdings Ltd.	46,500	67,787
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	36,574
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	3,080	22,824
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	19,500	57,587
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	16,818	28,862
	Hefei Meiya Optoelectronic Technology, Inc., Class A	18,240	42,757
	Hefei Urban Construction Development Co. Ltd., Class A	42,600	40,697

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Heilongjiang Agriculture Co. Ltd., Class A	24,900	$51,815
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,400	26,059
	Helens International Holdings Co. Ltd.	102,000	16,540
	Hello Group, Inc., Sponsored ADR	48,779	401,451
	Henan Liliang Diamond Co. Ltd., Class A	9,100	37,293
	Henan Lingrui Pharmaceutical Co., Class A	16,300	51,484
	Henan Mingtai Al Industrial Co. Ltd., Class A	25,800	44,199
	Henan Pinggao Electric Co. Ltd., Class A	28,200	61,352
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	53,200	130,478
	Henan Shuanghui Investment & Development Co. Ltd., Class A	18,900	64,827
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	37,082
*	Henan Yicheng New Energy Co. Ltd., Class A	38,000	23,014
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	23,100
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	20,729
*	Henan Zhongfu Industry Co. Ltd., Class A	112,200	71,436
	Hengan International Group Co. Ltd.	124,000	370,438
*	Hengdeli Holdings Ltd.	570,289	9,089
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	88,872
	Hengli Petrochemical Co. Ltd., Class A	48,100	103,167
		Shares	Value»
CHINA — (Continued)
	Hengtong Logistics Co. Ltd., Class A	9,400	$12,740
	Hengtong Optic-electric Co. Ltd., Class A	21,600	47,732
	Hengyi Petrochemical Co. Ltd., Class A	54,250	45,109
	Hesteel Co. Ltd., Class A	207,600	69,142
	Hexing Electrical Co. Ltd., Class A	8,600	31,931
*	Hi Sun Technology China Ltd.	819,000	55,170
#	Hisense Home Appliances Group Co. Ltd., Class H	137,000	392,877
	Hisense Visual Technology Co. Ltd., Class A	18,300	57,756
	Hithink RoyalFlush Information Network Co. Ltd., Class A	1,900	74,564
	HLA Group Corp. Ltd., Class A	84,200	79,690
	HMT Xiamen New Technical Materials Co. Ltd., Class A	8,900	55,785
*	HNA Technology Co. Ltd., Class A	65,200	34,717
	Hongfa Technology Co. Ltd., Class A	16,884	57,473
	Hongli Zhihui Group Co. Ltd., Class A	18,300	17,163
	Hongrun Construction Group Co. Ltd., Class A	36,200	25,805
	Hongta Securities Co. Ltd., Class A	18,450	22,182
*	Hopson Development Holdings Ltd.	413,086	198,883
	Horizon Construction Development Ltd.	139,554	20,315
	Hoshine Silicon Industry Co. Ltd., Class A	3,400	24,854
	Hoymiles Power Electronics, Inc., Class A	1,463	20,735
#Ω	Hua Hong Semiconductor Ltd.	239,000	1,230,527
	Huaan Securities Co. Ltd., Class A	67,020	56,324
	Huabao Flavours & Fragrances Co. Ltd., Class A	10,500	27,604

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huada Automotive Technology Corp. Ltd., Class A	5,000	$25,027
	Huadian Heavy Industries Co. Ltd., Class A	33,400	29,846
	Huadian Power International Corp. Ltd., Class H	364,000	195,962
	Huadong Medicine Co. Ltd., Class A	8,200	50,535
	Huafon Chemical Co. Ltd., Class A	88,800	92,526
	Huafu Fashion Co. Ltd., Class A	75,800	49,052
	Huaibei Mining Holdings Co. Ltd., Class A	50,600	86,330
	Huaihe Energy Group Co. Ltd., Class A	88,000	43,055
	Hualan Biological Engineering, Inc., Class A	10,669	24,572
	Huaming Power Equipment Co. Ltd., Class A	18,400	44,944
	Huaneng Power International, Inc., Class H	676,000	458,886
	Huangshan Novel Co. Ltd., Class A	15,300	24,686
	Huangshan Tourism Development Co. Ltd., Class A	15,500	24,968
*	Huapont Life Sciences Co. Ltd., Class A	52,000	31,609
Ω	Huatai Securities Co. Ltd., Class H	284,200	654,106
	Huatu Cendes Co. Ltd., Class A	2,940	27,054
	Huaxi Securities Co. Ltd., Class A	37,200	51,731
	Huaxia Bank Co. Ltd., Class A	75,900	83,827
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	102,300	167,650
	Huayu Automotive Systems Co. Ltd., Class A	32,551	79,363
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	50,100	10,631
		Shares	Value»
CHINA — (Continued)
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	17,600	$13,314
	Hubei Chutian Smart Communication Co. Ltd., Class A	32,600	19,325
*	Hubei Dinglong Co. Ltd., Class A	6,400	25,168
	Hubei Energy Group Co. Ltd., Class A	31,500	20,003
	Hubei Huitian New Materials Co. Ltd., Class A	16,800	23,361
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	84,984
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	97,228
	Hubei Yihua Chemical Industry Co. Ltd., Class A	26,300	49,569
	Hubei Zhenhua Chemical Co. Ltd., Class A	20,860	41,310
	Huishang Bank Corp. Ltd., Class H	170,400	71,547
#*Ω	Huitongda Network Co. Ltd., Class H	6,200	10,900
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,800	53,494
	Humanwell Healthcare Group Co. Ltd., Class A	27,600	83,531
	Hunan Aihua Group Co. Ltd., Class A	11,300	24,955
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	33,089
	Hunan Gold Corp. Ltd., Class A	14,560	35,906
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	15,500	39,662
*	Hunan New Wellful Co. Ltd., Class A	26,000	22,462
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	47,933
	Hunan Valin Steel Co. Ltd., Class A	83,640	65,717

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	$60,641
	Hundsun Technologies, Inc., Class A	4,976	24,921
*	HUTCHMED China Ltd., ADR	883	15,700
*	HUTCHMED China Ltd.	24,500	87,565
	HUYA, Inc., ADR	27,296	91,715
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	91,400	198,617
*	Hymson Laser Technology Group Co. Ltd., Class A	5,109	21,972
*	Hytera Communications Corp. Ltd., Class A	35,200	57,457
*	HyUnion Holding Co. Ltd., Class A	21,900	29,786
*	IAT Automobile Technology Co. Ltd., Class A	16,000	25,625
#*Ω	iDreamSky Technology Holdings Ltd.	94,800	15,293
	IEIT Systems Co. Ltd., Class A	3,800	29,333
	Iflytek Co. Ltd., Class A	4,200	28,404
	IKD Co. Ltd., Class A	28,200	67,746
*	I-Mab, Sponsored ADR	4,515	9,075
*Ω	IMAX China Holding, Inc.	24,000	25,867
	Imeik Technology Development Co. Ltd., Class A	1,482	38,103
	Industrial & Commercial Bank of China Ltd., Class H	4,006,000	3,069,496
	Industrial Bank Co. Ltd., Class A	147,900	464,841
	Industrial Securities Co. Ltd., Class A	56,320	50,829
	Infore Environment Technology Group Co. Ltd., Class A	52,000	47,910
#*Ω	Ingdan, Inc.	206,000	51,579
	Inkeverse Group Ltd.	387,000	62,327
*	INKON Life Technology Co. Ltd., Class A	18,300	25,811
		Shares	Value»
CHINA — (Continued)
	Inmyshow Digital Technology Group Co. Ltd., Class A	58,200	$41,078
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	114,447
	Inner Mongolia Berun Chemical Co. Ltd., Class A	78,600	62,921
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	31,100	86,961
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	56,105
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	3,600	22,417
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	87,300	64,656
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	34,475
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	16,900	41,038
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	37,900	144,276
*Ω	InnoCare Pharma Ltd.	72,000	164,961
*Ω	Innovent Biologics, Inc.	37,000	457,990
	Innuovo Technology Co. Ltd., Class A	19,000	29,203
*	Insigma Technology Co. Ltd., Class A	21,100	27,446
	Inspur Digital Enterprise Technology Ltd.	132,000	175,038
	Intco Medical Technology Co. Ltd., Class A	13,300	63,335
	Intron Technology Holdings Ltd.	53,000	9,913
#*	iQIYI, Inc., ADR	111,901	205,898
	iRay Group, Class A	2,066	24,477
	IReader Technology Co. Ltd., Class A	7,700	22,186
*	IRICO Display Devices Co. Ltd., Class A	60,400	51,515

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	J&T Global Express Ltd.	511,400	$672,723
*	JA Solar Technology Co. Ltd., Class A	23,760	36,441
	Jade Bird Fire Co. Ltd., Class A	30,084	43,509
	Jangho Group Co. Ltd., Class A	34,800	37,954
	Jason Furniture Hangzhou Co. Ltd., Class A	17,100	60,248
	JCET Group Co. Ltd., Class A	16,300	79,154
	JCHX Mining Management Co. Ltd., Class A	6,900	45,252
*Ω	JD Health International, Inc.	167,650	1,072,027
*Ω	JD Logistics, Inc.	650,900	1,128,021
	JD.com, Inc. (9618 HK), Class A	415,157	6,543,677
	Jia Yao Holdings Ltd.	20,000	6,905
	Jiajiayue Group Co. Ltd., Class A	26,300	38,939
	Jiang Su Suyan Jingshen Co. Ltd., Class A	29,900	43,536
	Jiangling Motors Corp. Ltd., Class A	9,800	28,754
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	32,000	26,233
	Jiangsu Azure Corp., Class A	20,400	40,796
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	9,250	33,247
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	102,300	50,580
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,000	14,807
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	79,618	81,736
*	Jiangsu Dagang Co. Ltd., Class A	10,800	20,919
		Shares	Value»
CHINA — (Continued)
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	29,060	$37,163
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	6,600	8,181
	Jiangsu Expressway Co. Ltd., Class H	202,000	247,692
	Jiangsu Financial Leasing Co. Ltd., Class A	143,900	115,609
*	Jiangsu General Science Technology Co. Ltd., Class A	48,800	31,476
	Jiangsu Gian Technology Co. Ltd., Class A	5,500	32,693
	Jiangsu Guomao Reducer Co. Ltd., Class A	15,220	31,242
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	48,402
	Jiangsu Guoxin Corp. Ltd., Class A	22,900	23,588
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	38,801
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	58,413
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,533	74,581
*	Jiangsu High Hope International Group Corp., Class A	59,400	24,494
	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,100	22,492
	Jiangsu Hongtian Technology Co. Ltd., Class A	5,700	23,599
	Jiangsu Huachang Chemical Co. Ltd., Class A	17,700	16,756
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	46,989
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	30,558

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	$34,782
	Jiangsu King's Luck Brewery JSC Ltd., Class A	7,987	43,607
	Jiangsu Leili Motor Co. Ltd., Class A	9,520	60,821
	Jiangsu Lianyungang Port Co. Ltd., Class A	19,500	16,046
	Jiangsu Lihua Foods Group Co. Ltd.	22,875	61,441
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	36,157
*	Jiangsu Lopal Tech Co. Ltd., Class A	13,900	26,864
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,840	43,039
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	56,665
	Jiangsu Pacific Quartz Co. Ltd., Class A	8,850	42,954
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,800	52,775
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	30,300	40,849
	Jiangsu Shagang Co. Ltd., Class A	28,700	23,688
	Jiangsu Shemar Electric Co. Ltd., Class A	7,300	28,776
	Jiangsu Shentong Valve Co. Ltd., Class A	12,900	24,379
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	12,600	32,031
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	4,480	11,389
*	Jiangsu Sopo Chemical Co., Class A	19,000	21,366
		Shares	Value»
CHINA — (Continued)
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	40,040	$29,690
	Jiangsu ToLand Alloy Co. Ltd., Class A	7,760	26,509
	Jiangsu Tongrun Equipment Technology Co. Ltd., Class A	11,200	18,631
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	7,600	43,054
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,400	50,582
	Jiangsu Yangnong Chemical Co. Ltd., Class A	5,690	52,108
	Jiangsu Yoke Technology Co. Ltd., Class A	2,400	18,360
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,900	52,765
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	85,720	53,329
	Jiangsu Zhongtian Technology Co. Ltd., Class A	20,900	40,160
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	118,800	49,490
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	13,200	20,043
	Jiangxi Copper Co. Ltd., Class H	345,000	689,561
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	17,690
	Jiangxi Ganneng Co. Ltd., Class A	19,600	24,742
	Jiangxi Ganyue Expressway Co. Ltd., Class A	52,900	37,225
	Jiangxi Guotai Group Co. Ltd., Class A	15,500	27,801
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	24,656

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,200	$39,150
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	13,700	18,671
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	8,600	19,991
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	5,800	14,759
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	51,332
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,400	19,651
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	42,136
	Jiayou International Logistics Co. Ltd., Class A	25,200	38,835
	Jihua Group Corp. Ltd., Class A	82,900	46,624
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	14,400	37,876
*	Jilin Chemical Fibre, Class A	45,300	25,417
	Jilin Electric Power Co. Ltd., Class A	44,000	31,508
	Jilin OLED Material Tech Co. Ltd., Class A	7,018	17,453
#††	Jinchuan Group International Resources Co. Ltd.	653,000	39,929
	Jinduicheng Molybdenum Co. Ltd., Class A	77,100	137,749
	Jinghua Pharmaceutical Group Co. Ltd., Class A	20,700	22,429
	Jingjin Equipment, Inc., Class A	15,800	34,261
	Jinhong Gas Co. Ltd., Class A	6,719	16,419
	Jinhui Liquor Co. Ltd., Class A	8,000	20,164
		Shares	Value»
CHINA — (Continued)
*	Jinke Smart Services Group Co. Ltd., Class H	49,900	$43,002
#	JinkoSolar Holding Co. Ltd., ADR	12,176	267,141
	Jinlei Technology Co. Ltd., Class A	8,500	25,102
	Jinlongyu Group Co. Ltd., Class A	11,300	50,456
	Jinmao Property Services Co. Ltd.	30,120	12,012
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	75,010
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	14,075
	Jinneng Science&Technology Co. Ltd., Class A	32,000	31,742
#Ω	Jinxin Fertility Group Ltd.	858,000	364,463
	Jinyu Bio-Technology Co. Ltd., Class A	24,900	29,649
	JiuGui Liquor Co. Ltd., Class A	3,900	25,443
#Ω	Jiumaojiu International Holdings Ltd.	154,000	55,529
	Jizhong Energy Resources Co. Ltd., Class A	110,900	91,939
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,000	37,572
	JNBY Design Ltd.	88,500	209,573
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	40,200	70,832
	Joinn Laboratories China Co. Ltd., Class A	14,624	64,572
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	23,354
	Jointown Pharmaceutical Group Co. Ltd., Class A	46,480	34,591
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,200	23,737
	Jones Tech PLC, Class A	7,400	30,738

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,900	$38,906
*	Joy City Property Ltd.	1,858,000	87,575
	JS Corrugating Machinery Co. Ltd., Class A	14,500	23,178
*Ω	JS Global Lifestyle Co. Ltd.	174,000	38,995
	JSTI Group, Class A	30,744	40,972
*	Ju Teng International Holdings Ltd.	328,000	52,120
	Juewei Food Co. Ltd., Class A	14,600	30,770
	Juneyao Airlines Co. Ltd., Class A	23,700	40,254
*Ω	JW Cayman Therapeutics Co. Ltd.	66,000	43,477
*	JY Grandmark Holdings Ltd.	98,000	3,707
	Kailuan Energy Chemical Co. Ltd., Class A	35,000	29,354
	Kaishan Group Co. Ltd., Class A	28,700	54,082
	Kangji Medical Holdings Ltd.	125,000	134,076
*	KBC Corp. Ltd., Class A	2,693	9,894
	Keboda Technology Co. Ltd., Class A	4,500	32,418
	Keda Industrial Group Co. Ltd., Class A	43,500	64,148
	KEDE Numerical Control Co. Ltd., Class A	3,006	23,980
	Kehua Data Co. Ltd., Class A	5,700	33,353
	Keshun Waterproof Technologies Co. Ltd., Class A	47,500	34,875
	Kidswant Children Products Co. Ltd., Class A	34,500	64,245
	Kinetic Development Group Ltd.	826,000	135,929
	Kingboard Holdings Ltd.	269,500	965,383
	Kingboard Laminates Holdings Ltd.	322,000	413,430
	KingClean Electric Co. Ltd., Class A	9,180	29,328
	Kingfa Sci & Tech Co. Ltd., Class A	15,000	26,267
		Shares	Value»
CHINA — (Continued)
	Kingnet Network Co. Ltd., Class A	25,800	$65,651
	Kingsoft Corp. Ltd.	200,600	912,179
	Konfoong Materials International Co. Ltd., Class A	3,000	28,799
	KPC Pharmaceuticals, Inc., Class A	12,100	24,592
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	15,700	40,496
*Ω	Kuaishou Technology	553,500	5,404,402
	Kuangda Technology Group Co. Ltd., Class A	43,400	30,548
	Kunlun Energy Co. Ltd.	1,426,000	1,373,738
	Kunshan Huguang Auto Harness Co. Ltd., Class A	7,100	32,422
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	35,393
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	11,200	24,832
	Kweichow Moutai Co. Ltd., Class A	6,038	1,191,234
	Lakala Payment Co. Ltd., Class A	13,300	49,484
	Lancy Co. Ltd., Class A	9,300	22,736
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	35,900	38,384
	Lao Feng Xiang Co. Ltd., Class A	6,800	44,448
	Laobaixing Pharmacy Chain JSC, Class A	23,663	64,139
	Launch Tech Co. Ltd., Class H	40,500	60,636
	LB Group Co. Ltd., Class A	36,700	86,808
	Lee & Man Chemical Co. Ltd.	62,000	32,686
#	Lee & Man Paper Manufacturing Ltd.	325,000	107,687
	Lee's Pharmaceutical Holdings Ltd.	149,500	37,810
*Ω	Legend Holdings Corp., Class H	177,600	225,308
	Lenovo Group Ltd.	2,338,000	2,997,898
	Lens Technology Co. Ltd., Class A	60,400	190,444

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Leoch International Technology Ltd.	62,000	$15,276
	Lepu Medical Technology Beijing Co. Ltd., Class A	14,800	31,975
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	9,200	26,426
	Levima Advanced Materials Corp., Class A	15,700	34,651
	LexinFintech Holdings Ltd., ADR	38,480	245,118
	Leyard Optoelectronic Co. Ltd., Class A	43,500	36,373
*	Li Auto, Inc. (2015 HK), Class A	81,300	1,064,356
#*	Li Auto, Inc. (LI US), ADR	857	22,368
	Li Ning Co. Ltd.	740,000	1,567,830
	Lianhe Chemical Technology Co. Ltd., Class A	30,100	43,198
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	9,800	10,144
	Liaoning Cheng Da Co. Ltd., Class A	34,800	57,034
	Liaoning Port Co. Ltd., Class H	134,000	13,981
	Lier Chemical Co. Ltd., Class A	27,380	48,574
*	Lifetech Scientific Corp.	552,000	142,994
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	22,049
	Lingbao Gold Group Co. Ltd., Class H	140,000	180,686
	Lingyi iTech Guangdong Co., Class A	42,100	52,349
#Ω	Linklogis, Inc., Class B	315,000	88,241
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	39,087
	Livzon Pharmaceutical Group, Inc., Class H	50,471	241,589
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	11,700	29,153
#	LK Technology Holdings Ltd.	44,750	18,019
		Shares	Value»
CHINA — (Continued)
	Loncin Motor Co. Ltd., Class A	22,197	$37,064
Ω	Longfor Group Holdings Ltd.	518,500	645,355
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	12,728
*	LONGi Green Energy Technology Co. Ltd., Class A	33,744	73,785
	Longshine Technology Group Co. Ltd., Class A	7,600	21,441
	Lonking Holdings Ltd.	809,000	273,037
*	Lotus Holdings Co. Ltd.	47,900	40,964
	Lucky Harvest Co. Ltd., Class A	7,410	42,053
	Luenmei Quantum Co. Ltd., Class A	47,808	39,862
	Luoniushan Co. Ltd., Class A	26,700	23,420
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	14,300	65,741
	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	26,222
	Luxi Chemical Group Co. Ltd., Class A	47,000	75,804
	Luxin Venture Capital Group Co. Ltd., Class A	12,200	21,113
	Luxshare Precision Industry Co. Ltd., Class A	37,949	192,040
	Luyang Energy-Saving Materials Co. Ltd.	21,000	31,300
#*Ω	Luye Pharma Group Ltd.	588,500	322,006
	Luzhou Laojiao Co. Ltd., Class A	9,000	153,561
*	Maanshan Iron & Steel Co. Ltd., Class H	452,000	125,377
	Maccura Biotechnology Co. Ltd., Class A	16,300	28,985
*	Malion New Materials Co. Ltd., Class A	19,800	34,378
	Mango Excellent Media Co. Ltd., Class A	20,602	62,943
#Ω	Maoyan Entertainment	148,600	147,335

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Maxscend Microelectronics Co. Ltd., Class A	1,700	$17,505
	Maxvision Technology Corp., Class A	6,800	29,985
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	25,294
Ω	Medlive Technology Co. Ltd.	50,500	102,948
	Mehow Innovative Ltd., Class A	7,000	17,962
	Meihua Holdings Group Co. Ltd., Class A	65,600	102,527
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	76,900	54,554
Ω	Meitu, Inc.	301,500	461,066
*Ω	Meituan, Class B	237,220	3,659,721
	Mesnac Co. Ltd., Class A	30,300	36,281
	Metallurgical Corp. of China Ltd., Class H	785,000	169,944
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	24,796
*Ω	Microport Cardioflow Medtech Corp.	196,000	34,790
#	MicroPort NeuroScientific Corp.	44,000	80,352
#*	Microport Scientific Corp.	153,200	276,915
	Micro-Tech Nanjing Co. Ltd., Class A	2,291	26,317
	Midea Group Co. Ltd., Class A	27,500	267,749
#*Ω	Midea Real Estate Holding Ltd.	92,800	51,158
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	5,800	43,125
	Ming Yang Smart Energy Group Ltd., Class A	21,700	33,429
#	Ming Yuan Cloud Group Holdings Ltd.	262,000	107,162
*	Mingfa Group International Co. Ltd.	299,000	6,097
	MINISO Group Holding Ltd.	139,600	664,506
		Shares	Value»
CHINA — (Continued)
	Minmetals Capital Co. Ltd., Class A	38,000	$31,544
*	Minmetals Development Co. Ltd., Class A	25,100	27,769
	Minth Group Ltd.	242,000	798,851
	MLS Co. Ltd., Class A	42,600	49,940
#*	MMG Ltd.	1,775,200	863,139
*Ω	Mobvista, Inc.	213,000	242,453
	Montage Technology Co. Ltd., Class A	2,343	27,585
	Moon Environment Technology Co. Ltd., Class A	30,420	53,811
#	Morimatsu International Holdings Co. Ltd.	77,000	88,982
	Motic Xiamen Electric Group Co. Ltd., Class A	9,400	21,188
	Muyuan Foods Co. Ltd., Class A	14,967	96,296
	MYS Group Co. Ltd., Class A	22,300	11,456
	Nancal Technology Co. Ltd., Class A	3,800	19,267
	Nanjing Cosmos Chemical Co. Ltd., Class A	12,180	25,163
	Nanjing Hanrui Cobalt Co. Ltd., Class A	7,300	37,125
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	75,256
	Nanjing Pharmaceutical Co. Ltd., Class A	38,500	27,760
	Nanjing Securities Co. Ltd., Class A	25,800	29,467
*	Nanjing Tanker Corp., Class A	126,900	50,202
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	31,706
	Nantong Jianghai Capacitor Co. Ltd., Class A	18,900	62,489
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,000	28,074
	NARI Technology Co. Ltd., Class A	46,532	141,455
	NAURA Technology Group Co. Ltd., Class A	1,755	81,511

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	NavInfo Co. Ltd., Class A	31,400	$36,564
*	Nayuki Holdings Ltd.	237,000	46,172
	NBTM New Materials Group Co. Ltd., Class A	12,900	42,799
	NetDragon Websoft Holdings Ltd.	84,000	116,017
*Ω	NetEase Cloud Music, Inc.	8,000	259,206
	NetEase, Inc. (NTES US), ADR	43,586	5,679,256
	Neusoft Corp., Class A	18,600	25,345
	New China Life Insurance Co. Ltd., Class H	322,000	2,060,449
	New Guomai Digital Culture Co. Ltd., Class A	13,200	23,177
	New Hope Dairy Co. Ltd., Class A	8,800	19,904
*	New Hope Liuhe Co. Ltd., Class A	13,100	17,484
*	New Journey Health Technology Group Co. Ltd., Class A	59,000	18,176
	New Trend International Logis-Tech Co. Ltd., Class A	12,200	20,628
	Neway Valve Suzhou Co. Ltd., Class A	16,500	66,015
*	Newborn Town, Inc.	138,000	186,200
	Newland Digital Technology Co. Ltd., Class A	17,900	74,048
	Nexteer Automotive Group Ltd.	276,000	205,964
*	Nine Dragons Paper Holdings Ltd.	422,000	231,421
	Ningbo Boway Alloy Material Co. Ltd., Class A	20,600	50,850
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	25,083
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	12,700	33,873
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	60,811
		Shares	Value»
CHINA — (Continued)
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	28,300	$45,598
	Ningbo Jintian Copper Group Co. Ltd., Class A	37,300	40,461
	Ningbo Joyson Electronic Corp., Class A	27,600	70,002
	Ningbo Orient Wires & Cables Co. Ltd., Class A	11,200	73,676
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,900	23,745
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	13,117	40,594
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	8,700	27,154
*	Ningbo Shanshan Co. Ltd., Class A	42,500	59,288
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	9,000	20,967
	Ningbo Tuopu Group Co. Ltd., Class A	10,140	64,483
	Ningbo Xusheng Group Co. Ltd., Class A	20,388	37,546
	Ningbo Yunsheng Co. Ltd., Class A	34,900	57,510
	Ningbo Zhoushan Port Co. Ltd., Class A	42,100	21,212
	Ningxia Baofeng Energy Group Co. Ltd., Class A	49,600	106,999
	Ningxia Building Materials Group Co. Ltd., Class A	10,300	19,523
*	Ningxia Western Venture Industrial Co. Ltd., Class A	34,700	25,690
#*	Niu Technologies, Sponsored ADR	5,614	20,210
	NKY Medical Holdings Ltd., Class A	10,200	23,503
	Noah Holdings Ltd., Sponsored ADR	14,753	179,249
Ω	Nongfu Spring Co. Ltd., Class H	258,400	1,492,943
	Norinco International Cooperation Ltd., Class A	25,280	38,616

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	North China Pharmaceutical Co. Ltd., Class A	51,500	$49,262
	North Copper Co. Ltd., Class A	34,500	50,809
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	34,444
*	North Industries Group Red Arrow Co. Ltd., Class A	6,900	20,882
	Northeast Pharmaceutical Group Co. Ltd., Class A	65,374	56,675
	Northeast Securities Co. Ltd., Class A	36,500	41,685
	Northking Information Technology Co. Ltd., Class A	16,133	46,176
	Novoray Corp., Class A	4,244	34,205
*	NSFOCUS Technologies Group Co. Ltd., Class A	16,100	17,775
*	Nuode New Materials Co. Ltd., Class A	36,100	31,354
	NYOCOR Co. Ltd., Class A	31,100	23,785
#*Ω	Ocumension Therapeutics	68,000	88,928
*	Offcn Education Technology Co. Ltd., Class A	121,700	49,979
	Offshore Oil Engineering Co. Ltd., Class A	83,400	63,881
*	OFILM Group Co. Ltd., Class A	25,500	39,893
	Olympic Circuit Technology Co. Ltd., Class A	6,400	30,080
	OmniVision Integrated Circuits Group, Inc.	3,000	50,315
	Onewo, Inc., Class H	63,100	180,149
	Oppein Home Group, Inc., Class A	8,400	60,126
	Opple Lighting Co. Ltd., Class A	10,400	26,704
	ORG Technology Co. Ltd., Class A	22,184	16,597
	Orient International Enterprise Ltd., Class A	27,900	28,703
	Orient Overseas International Ltd.	35,000	629,730
		Shares	Value»
CHINA — (Continued)
Ω	Orient Securities Co. Ltd., Class H	206,800	$198,810
*	Oriental Energy Co. Ltd., Class A	38,900	55,472
	Oriental Pearl Group Co. Ltd., Class A	31,900	34,110
	Ovctek China, Inc., Class A	18,180	45,133
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	18,460	46,408
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	34,307
*	PCI Technology Group Co. Ltd., Class A	48,840	38,786
*	PDD Holdings, Inc., ADR	40,382	4,581,338
*Ω	Peijia Medical Ltd.	89,000	97,397
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	0
*	Pengxin International Mining Co. Ltd., Class A	42,800	25,602
	People.cn Co. Ltd., Class A	6,800	19,219
	People's Insurance Co. Group of China Ltd. , Class H	1,284,000	986,456
*	Perennial Energy Holdings Ltd.	80,000	8,841
	PetroChina Co. Ltd., Class H	3,558,000	3,476,989
	PharmaBlock Sciences Nanjing, Inc., Class A	6,200	42,309
Ω	Pharmaron Beijing Co. Ltd., Class H	63,975	184,373
	PhiChem Corp., Class A	7,100	19,346
	PICC Property & Casualty Co. Ltd., Class H	912,000	1,892,930
	Ping An Bank Co. Ltd., Class A	138,100	234,628
Ω	Ping An Healthcare & Technology Co. Ltd.	412,818	647,311
	Ping An Insurance Group Co. of China Ltd., Class H	774,500	5,317,222
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	77,591

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PNC Process Systems Co. Ltd., Class A	9,640	$33,312
	POCO Holding Co. Ltd., Class A	4,400	36,364
*	Polaris Bay Group Co. Ltd., Class A	43,000	43,516
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	35,227
	Poly Property Group Co. Ltd.	734,189	144,740
	Poly Property Services Co. Ltd., Class H	42,600	189,078
*	Pony Testing International Group Co. Ltd., Class A	8,800	10,550
Ω	Pop Mart International Group Ltd.	114,200	3,562,339
*	Porton Pharma Solutions Ltd., Class A	8,800	28,921
Ω	Postal Savings Bank of China Co. Ltd., Class H	954,000	673,915
	Pou Sheng International Holdings Ltd.	768,000	48,800
	Power Construction Corp. of China Ltd., Class A	119,400	113,193
*	Powerwin Tech Group Ltd.	36,000	12,723
	Prinx Chengshan Holdings Ltd.	56,500	56,140
*	Productive Technologies Co. Ltd.	818,000	22,222
	PW Medtech Group Ltd.	171,000	30,832
	Pylon Technologies Co. Ltd., Class A	7,722	45,887
	Q Technology Group Co. Ltd.	123,000	185,397
*	Qi An Xin Technology Group, Inc., Class A	8,255	41,217
	Qianhe Condiment & Food Co. Ltd., Class A	15,292	25,207
	Qifu Technology, Inc., ADR	48,609	1,668,747
		Shares	Value»
CHINA — (Continued)
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	$35,289
	Qingdao Citymedia Co. Ltd., Class A	21,600	20,824
	Qingdao East Steel Tower Stock Co. Ltd., Class A	49,100	66,789
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	20,370
	Qingdao Gaoce Technology Co. Ltd., Class A	19,472	28,248
	Qingdao Gon Technology Co. Ltd., Class A	8,700	43,491
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	35,616
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	25,681
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,540	22,575
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	4,000	94,756
Ω	Qingdao Port International Co. Ltd., Class H	302,000	251,070
	Qingdao Rural Commercial Bank Corp., Class A	127,700	62,070
	Qingdao Sentury Tire Co. Ltd., Class A	20,720	55,078
	Qingdao TGOOD Electric Co. Ltd., Class A	11,600	36,302
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	15,500	21,231
*	Qinghai Salt Lake Industry Co. Ltd., Class A	29,300	73,344
	Qinhuangdao Port Co. Ltd., Class H	257,000	72,036
*	Qudian, Inc., Sponsored ADR	61,155	247,066

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Queclink Wireless Solutions Co. Ltd., Class A	14,300	$25,296
	Quectel Wireless Solutions Co. Ltd., Class A	3,140	35,395
	Quick Intelligent Equipment Co. Ltd., Class A	6,600	23,975
#*	Radiance Holdings Group Co. Ltd.	65,000	23,177
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	24,975
	Range Intelligent Computing Technology Group Co. Ltd., Class A	7,600	52,364
	Rayhoo Motor Dies Co. Ltd., Class A	5,800	31,466
*Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	35,191
	Renhe Pharmacy Co. Ltd., Class A	37,500	30,621
	Rianlon Corp., Class A	9,300	40,648
*	Risen Energy Co. Ltd., Class A	29,600	41,627
	Riyue Heavy Industry Co. Ltd., Class A	16,500	27,732
	Rizhao Port Co. Ltd., Class A	88,600	39,380
	Rockchip Electronics Co. Ltd., Class A	1,900	42,608
*	RongFa Nuclear Equipment Co. Ltd., Class A	26,400	28,440
	Rongsheng Petrochemical Co. Ltd., Class A	64,050	81,255
*	Roshow Technology Co. Ltd., Class A	36,600	37,993
	Ruida Futures Co. Ltd., Class A	9,100	27,190
	Runjian Co. Ltd., Class A	11,000	66,764
*	Sai Micro Electronics, Inc., Class A	10,600	27,376
	SAIC Motor Corp. Ltd., Class A	38,465	91,623
	Sailun Group Co. Ltd., Class A	24,800	44,337
	Sanan Optoelectronics Co. Ltd., Class A	13,000	22,541
		Shares	Value»
CHINA — (Continued)
	Sangfor Technologies, Inc., Class A	900	$13,448
	Sanjiang Shopping Club Co. Ltd., Class A	13,400	21,080
	Sanquan Food Co. Ltd., Class A	22,960	35,215
*	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	49,086
	Sansure Biotech, Inc., Class A	14,206	43,394
*	Sanwei Holding Group Co. Ltd., Class A	15,469	22,795
	Sany Heavy Equipment International Holdings Co. Ltd.	455,000	426,741
	Sany Heavy Industry Co. Ltd., Class A	33,700	93,285
	Satellite Chemical Co. Ltd., Class A	67,527	182,528
	SDIC Capital Co. Ltd., Class A	45,800	48,036
	SDIC Power Holdings Co. Ltd., Class A	35,400	77,492
	Sealand Securities Co. Ltd., Class A	69,219	40,329
*	Seazen Group Ltd.	770,761	245,693
*	Seazen Holdings Co. Ltd., Class A	19,500	39,489
	S-Enjoy Service Group Co. Ltd.	103,000	36,739
	Seres Group Co. Ltd., Class A	5,400	94,920
	SF Holding Co. Ltd., Class A	48,300	308,323
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	34,670	20,171
	Shaanxi Coal Industry Co. Ltd., Class A	67,300	188,143
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	99,600	53,796
*	Shaanxi Heimao Coking Co. Ltd., Class A	42,000	21,032
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	127,699
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	24,058

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	$27,934
	Shandong Denghai Seeds Co. Ltd., Class A	13,700	18,982
	Shandong Dongyue Silicone Material Co. Ltd., Class A	27,500	37,216
Ω	Shandong Gold Mining Co. Ltd., Class H	161,500	499,425
*	Shandong Haihua Co. Ltd., Class A	23,000	18,953
	Shandong Head Group Co. Ltd., Class A	6,900	12,631
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	10,600	82,388
	Shandong Hi-speed Co. Ltd., Class A	12,100	16,945
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	58,400	47,433
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	112,928
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	48,700	23,664
	Shandong Humon Smelting Co. Ltd., Class A	22,300	35,947
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	17,000	43,898
	Shandong Jinjing Science & Technology Co. Ltd., Class A	48,400	34,110
	Shandong Linglong Tyre Co. Ltd., Class A	19,395	40,988
	Shandong Lukang Pharma, Class A	17,700	25,798
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,900	53,321
		Shares	Value»
CHINA — (Continued)
	Shandong Publishing & Media Co. Ltd., Class A	29,800	$37,277
	Shandong Sun Paper Industry JSC Ltd., Class A	42,700	82,570
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	5,400	47,528
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	803,600	706,693
	Shandong WIT Dyne Health Co. Ltd., Class A	4,300	19,735
	Shandong Xiantan Co. Ltd., Class A	21,200	17,993
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	94,942
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	24,800	30,524
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	28,900	28,894
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	651	1,264
*	Shanghai AJ Group Co. Ltd., Class A	48,900	40,983
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	3,092	41,644
	Shanghai AtHub Co. Ltd., Class A	15,139	55,423
	Shanghai Bailian Group Co. Ltd., Class A	42,400	57,896
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	7,100	23,721
	Shanghai Baolong Automotive Corp., Class A	5,500	29,509
	Shanghai Baosight Software Co. Ltd., Class A	7,404	25,393
	Shanghai Baosteel Packaging Co. Ltd., Class A	53,700	37,143

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,660	$30,227
	Shanghai Bright Meat Group Co. Ltd., Class A	21,800	23,020
	Shanghai Chicmax Cosmetic Co. Ltd.	5,000	47,969
	Shanghai Chinafortune Co. Ltd., Class A	20,100	43,121
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	19,400	27,153
	Shanghai Construction Group Co. Ltd., Class A	167,228	56,198
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	32,117	25,113
	Shanghai Datun Energy Resources Co. Ltd., Class A	25,600	42,530
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	301
*	Shanghai Electric Group Co. Ltd., Class H	396,000	161,522
	Shanghai Electric Power Co. Ltd., Class A	34,100	44,864
	Shanghai Environment Group Co. Ltd., Class A	34,800	38,906
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,600	18,658
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	80,000	195,233
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	21,046
	Shanghai Gentech Co. Ltd., Class A	4,575	22,823
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,000	40,253
		Shares	Value»
CHINA — (Continued)
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	10,640	$38,065
	Shanghai Huace Navigation Technology Ltd., Class A	7,840	38,362
	Shanghai Huafon Aluminium Corp., Class A	17,300	37,592
	Shanghai Huayi Group Co. Ltd., Class A	47,600	54,876
	Shanghai Industrial Holdings Ltd.	136,000	253,531
*	Shanghai Industrial Urban Development Group Ltd.	569,600	24,599
*	Shanghai INT Medical Instruments Co. Ltd.	18,200	65,069
	Shanghai International Airport Co. Ltd., Class A	4,100	18,317
	Shanghai Jahwa United Co. Ltd., Class A	11,300	34,533
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,300	57,353
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	15,872
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	23,200	21,877
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	6,400	16,881
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	22,217
	Shanghai Lingang Holdings Corp. Ltd., Class A	32,000	41,055
	Shanghai M&G Stationery, Inc., Class A	7,700	32,926
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	70,066

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,791	$27,385
*	Shanghai Milkground Food Tech Co. Ltd., Class A	11,600	42,910
	Shanghai Moons' Electric Co. Ltd., Class A	2,400	19,592
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	197,600	315,145
	Shanghai Pioneer Holding Ltd.	237,000	66,968
	Shanghai Pret Composites Co. Ltd., Class A	26,600	44,267
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	20,422
	Shanghai Pudong Development Bank Co. Ltd., Class A	132,034	234,812
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,977	58,277
	Shanghai QiFan Cable Co. Ltd., Class A	12,300	26,474
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,000	45,966
	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	30,838
	Shanghai Rural Commercial Bank Co. Ltd., Class A	43,700	55,194
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	22,600	17,781
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	67,796
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	4,800	27,749
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	24,966
	Shares	Value»
CHINA — (Continued)
Shanghai Tunnel Engineering Co. Ltd., Class A	43,900	$40,319
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	29,759
Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	28,702
Shanghai Yaoji Technology Co. Ltd., Class A	9,800	35,726
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	33,570	26,847
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	37,086
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	62,700	39,731
Shanghai Zhonggu Logistics Co. Ltd., Class A	51,000	70,000
Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	25,036
Shanjin International Gold Co. Ltd., Class A	22,360	55,945
Shannon Semiconductor Technology Co. Ltd., Class A	4,900	22,860
Shantui Construction Machinery Co. Ltd., Class A	33,200	45,918
Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	29,338
Shanxi Coal International Energy Group Co. Ltd., Class A	41,500	55,270
Shanxi Coking Co. Ltd., Class A	78,560	42,544
Shanxi Coking Coal Energy Group Co. Ltd., Class A	109,400	107,105
Shanxi Hi-speed Group Co. Ltd., Class A	37,900	25,895

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	$39,605
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	47,300	90,104
*	Shanxi Meijin Energy Co. Ltd., Class A	72,600	45,963
	Shanxi Securities Co. Ltd., Class A	36,060	30,778
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	52,400	30,468
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	125,246
	Sharetronic Data Technology Co. Ltd., Class A	4,200	44,786
	Shede Spirits Co. Ltd., Class A	4,000	28,768
	Shenergy Co. Ltd., Class A	31,800	36,092
	Shengda Resources Co. Ltd., Class A	12,200	25,821
	Shenghe Resources Holding Co. Ltd., Class A	9,800	29,583
	Shengyi Technology Co. Ltd., Class A	10,200	60,497
	Shenma Industry Co. Ltd., Class A	20,400	25,114
	Shennan Circuits Co. Ltd., Class A	4,920	96,746
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	115,938
*	Shenyang Jinbei Automotive Co. Ltd., Class A	24,900	17,278
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	4,508	40,305
	Shenzhen Agricultural Power Group Co. Ltd., Class A	41,200	37,179
	Shenzhen Airport Co. Ltd., Class A	46,800	45,838
	Shenzhen Aisidi Co. Ltd., Class A	36,600	63,652
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	14,800	20,776
		Shares	Value»
CHINA — (Continued)
	Shenzhen BSC Technology Co. Ltd., Class A	4,900	$22,570
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	26,928
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	12,832
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	19,945
	Shenzhen Click Technology Co. Ltd., Class A	12,000	22,767
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	16,929
	Shenzhen Comix Group Co. Ltd., Class A	13,300	12,835
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	16,538
	Shenzhen Desay Battery Technology Co., Class A	12,728	40,172
	Shenzhen Energy Group Co. Ltd., Class A	33,500	30,281
	Shenzhen Envicool Technology Co. Ltd., Class A	7,424	41,359
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	20,580	64,651
	Shenzhen Expressway Corp. Ltd., Class H	178,000	153,171
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	17,800	46,790
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,400	27,385
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	13,900	13,938
	Shenzhen Gas Corp. Ltd., Class A	58,300	52,194
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	37,982

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Goodix Technology Co. Ltd., Class A	2,700	$27,713
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,000	56,348
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,900	62,650
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	57,883
	Shenzhen International Holdings Ltd.	495,834	495,808
#*	Shenzhen Investment Ltd.	915,262	104,635
	Shenzhen Invt Electric Co. Ltd., Class A	26,700	30,173
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	19,781
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	22,931
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,300	41,921
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,900	35,967
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	69,743
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	13,000	28,288
	Shenzhen Kinwong Electronic Co. Ltd., Class A	13,800	126,932
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,700	21,514
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	28,200	40,695
	Shenzhen Leaguer Co. Ltd., Class A	45,100	50,827
	Shenzhen Lifotronic Technology Co. Ltd., Class A	10,268	19,384
		Shares	Value»
CHINA — (Continued)
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	$18,854
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,221	167,472
	Shenzhen MTC Co. Ltd., Class A	55,700	34,755
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	4,600	35,461
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	19,737
	Shenzhen Noposin Crop Science Co. Ltd., Class A	24,100	37,823
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	42,406	13,468
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	48,000	10,092
	Shenzhen Qingyi Photomask Ltd., Class A	5,756	23,388
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,500	38,121
	Shenzhen SC New Energy Technology Corp., Class A	8,300	63,479
	Shenzhen SED Industry Co. Ltd., Class A	11,400	35,643
	Shenzhen SEG Co. Ltd., Class A	23,000	25,914
	Shenzhen Senior Technology Material Co. Ltd., Class A	28,132	45,342
	Shenzhen Sinexcel Electric Co. Ltd., Class A	11,100	49,365
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	56,688
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	16,387
	Shenzhen Sunway Communication Co. Ltd., Class A	11,500	37,993

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	$24,877
	Shenzhen Topband Co. Ltd., Class A	20,900	40,132
	Shenzhen Topway Video Communication Co. Ltd., Class A	17,500	21,265
	Shenzhen Transsion Holdings Co. Ltd., Class A	5,115	54,036
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	8,000	32,651
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,383	91,606
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	34,300	21,611
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	36,562
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,100	46,326
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	51,239
	Shenzhou International Group Holdings Ltd.	217,400	1,564,576
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	5,300	27,776
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	22,053
	Shinva Medical Instrument Co. Ltd., Class A	13,260	30,585
#	Shoucheng Holdings Ltd.	634,800	149,648
	Shougang Fushan Resources Group Ltd.	956,375	351,122
††	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	571
		Shares	Value»
CHINA — (Continued)
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	61,400	$47,632
	Shui On Land Ltd.	1,050,500	102,635
	Sichuan Changhong Electric Co. Ltd., Class A	41,000	56,175
*	Sichuan Chengfei Integration Technology Corp., Class A	7,200	34,478
	Sichuan Chuantou Energy Co. Ltd., Class A	13,700	29,688
	Sichuan Development Lomon Co. Ltd., Class A	12,200	19,016
	Sichuan EM Technology Co. Ltd., Class A	25,000	60,744
	Sichuan Expressway Co. Ltd., Class H	138,000	82,913
	Sichuan Furong Technology Co. Ltd., Class A	16,016	20,981
	Sichuan Haite High-tech Co. Ltd., Class A	23,100	35,256
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	53,936
*	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	53,057
*	Sichuan Hongda Co. Ltd., Class A	21,100	27,611
	Sichuan Injet Electric Co. Ltd., Class A	3,900	26,298
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	9,243
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,819	98,696
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	300	15,831
*	Sichuan Lutianhua Co. Ltd., Class A	47,700	29,851
	Sichuan New Energy Power Co. Ltd., Class A	29,900	41,622
	Sichuan Road & Bridge Group Co. Ltd., Class A	72,600	83,791

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Swellfun Co. Ltd., Class A	7,100	$40,790
	Sichuan Teway Food Group Co. Ltd., Class A	15,600	24,469
	Sichuan Yahua Industrial Group Co. Ltd., Class A	19,900	38,448
	Sieyuan Electric Co. Ltd., Class A	6,700	72,546
#	Sihuan Pharmaceutical Holdings Group Ltd.	589,000	97,441
	SIIC Environment Holdings Ltd. (SIIC SP)	402,300	51,846
Ω	Simcere Pharmaceutical Group Ltd.	163,000	273,329
	Sineng Electric Co. Ltd., Class A	4,200	13,281
	Sino Biopharmaceutical Ltd.	1,359,250	1,301,755
	Sinocare, Inc., Class A	5,900	17,144
*	Sinochem International Corp., Class A	74,300	41,884
	Sinofert Holdings Ltd.	910,000	164,341
	Sinofibers Technology Co. Ltd., Class A	6,000	29,145
	Sinolink Securities Co. Ltd., Class A	26,600	34,276
	Sinoma International Engineering Co., Class A	56,100	70,716
	Sinoma Science & Technology Co. Ltd., Class A	22,750	88,982
	Sinomach Automobile Co. Ltd., Class A	35,400	31,272
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	59,800	27,647
	Sinomach Precision Industry Group Co. Ltd., Class A	9,500	25,524
	Sinomine Resource Group Co. Ltd., Class A	8,520	42,757
	Sinopec Engineering Group Co. Ltd., Class H	563,500	437,536
		Shares	Value»
CHINA — (Continued)
	Sinopec Kantons Holdings Ltd.	388,000	$222,929
*	Sinopec Oilfield Equipment Corp., Class A	29,400	28,150
*	Sinopec Oilfield Service Corp., Class H	696,000	70,140
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	998,000	176,452
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	4,159	28,375
	Sinopharm Group Co. Ltd., Class H	416,800	1,001,832
	Sino-Platinum Metals Co. Ltd., Class A	20,919	43,863
	Sinoseal Holding Co. Ltd., Class A	2,800	14,459
	Sinosteel Engineering & Technology Co. Ltd., Class A	37,900	33,256
	Sinosteel New Materials Co. Ltd., Class A	24,200	32,748
*	Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd.	2,500	2,673
	Sinotrans Ltd., Class H	730,000	404,830
	Sinotruk Hong Kong Ltd.	254,500	775,602
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	34,030
	Skshu Paint Co. Ltd., Class A	1,960	10,426
	Skyworth Digital Co. Ltd., Class A	21,087	33,394
Ω	Smoore International Holdings Ltd.	140,000	377,496
	Snowsky Salt Industry Group Co. Ltd., Class A	42,600	30,521
*	SOHO China Ltd.	884,500	65,420
	Sokan New Materials Group Co. Ltd., Class A	4,492	23,602
	Solareast Holdings Co. Ltd., Class A	15,000	19,829
	Songcheng Performance Development Co. Ltd., Class A	16,000	18,975

World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Sonoscape Medical Corp., Class A	4,600	$20,441
SooChow Securities Co. Ltd., Class A	38,420	50,948
Southern Publishing & Media Co. Ltd., Class A	25,700	50,876
Southwest Securities Co. Ltd., Class A	71,900	45,257
SPIC Industry-Finance Holdings Co. Ltd., Class A	33,200	30,889
Spring Airlines Co. Ltd., Class A	7,600	55,137
SSY Group Ltd.	685,026	271,874
Stanley Agricultural Group Co. Ltd., Class A	26,700	32,700
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,400	53,291
StarPower Semiconductor Ltd., Class A	1,800	21,393
State Grid Information & Communication Co. Ltd., Class A	10,100	24,867
State Grid Yingda Co. Ltd., Class A	43,200	31,910
STO Express Co. Ltd., Class A	36,200	76,621
Sumavision Technologies Co. Ltd., Class A	15,900	12,638
Sumec Corp. Ltd., Class A	38,000	55,384
Sun Art Retail Group Ltd.	703,000	185,298
Sun King Technology Group Ltd.	370,000	71,060
Sunflower Pharmaceutical Group Co. Ltd., Class A	16,400	37,441
Sungrow Power Supply Co. Ltd., Class A	8,260	82,450
Suning Universal Co. Ltd., Class A	97,900	29,630
Sunny Optical Technology Group Co. Ltd.	138,500	1,283,248
Sunresin New Materials Co. Ltd., Class A	5,064	36,360
		Shares	Value»
CHINA — (Continued)
	Sunrise Group Co. Ltd., Class A	25,800	$19,972
*	Sunstone Development Co. Ltd., Class A	24,000	75,727
	Suntak Technology Co. Ltd., Class A	16,000	29,425
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	65,477
	Sunwoda Electronic Co. Ltd., Class A	14,382	42,894
	Suofeiya Home Collection Co. Ltd., Class A	11,900	22,568
	SUPCON Technology Co. Ltd., Class A	4,279	28,345
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	27,105
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,200	130,649
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	31,286
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	17,317
	Suzhou Maxwell Technologies Co. Ltd., Class A	2,300	22,603
	Suzhou Secote Precision Electronic Co. Ltd., Class A	7,840	37,740
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	21,848
	Suzhou Sushi Testing Group Co. Ltd., Class A	11,600	26,268
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,860	70,727
	SY Holdings Group Ltd.	83,500	149,498
	Symphony Holdings Ltd.	450,000	59,605
	SYoung Group Co. Ltd., Class A	8,100	18,935
	Taiji Computer Corp. Ltd., Class A	15,519	53,385

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Taiyuan Heavy Industry Co. Ltd., Class A	71,100	$23,212
*	Tangrenshen Group Co. Ltd., Class A	38,200	25,656
	Tangshan Jidong Cement Co. Ltd., Class A	29,908	20,189
	TangShan Port Group Co. Ltd., Class A	100,337	56,465
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	40,300
	Tasly Pharmaceutical Group Co. Ltd., Class A	14,300	32,534
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	29,943
	TBEA Co. Ltd., Class A	43,150	80,972
	TCL Electronics Holdings Ltd.	364,666	472,283
	TCL Technology Group Corp., Class A	167,500	102,284
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	45,175	51,089
	TDG Holdings Co. Ltd., Class A	44,400	49,610
*††	Tech-Pro, Inc.	1,538,000	0
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	13,167
	Tencent Holdings Ltd.	420,100	29,412,124
#	Tencent Music Entertainment Group, ADR	105,403	2,212,409
	Three Squirrels, Inc., Class A	13,400	48,249
	Thunder Software Technology Co. Ltd., Class A	1,190	9,655
	Tian An China Investment Co. Ltd.	148,000	85,879
	Tian Di Science & Technology Co. Ltd., Class A	67,200	57,556
	Tian Lun Gas Holdings Ltd.	35,500	15,342
	Tiande Chemical Holdings Ltd.	68,000	10,402
		Shares	Value»
CHINA — (Continued)
*	Tianfeng Securities Co. Ltd., Class A	38,200	$28,131
	Tiangong International Co. Ltd.	390,000	100,310
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	26,447
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	94,000	45,246
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	46,875
	Tianjin Development Holdings Ltd.	46,000	15,207
	Tianjin Port Co. Ltd., Class A	65,600	42,078
	Tianjin Port Development Holdings Ltd.	682,000	62,560
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	17,400	50,890
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	34,500	20,949
*	Tianma Microelectronics Co. Ltd., Class A	52,000	66,661
	Tianneng Battery Group Co. Ltd., Class A	7,253	27,709
#	Tianneng Power International Ltd.	262,000	226,331
#*	Tianqi Lithium Corp., Class H	37,000	166,326
	Tianrun Industry Technology Co. Ltd., Class A	31,800	27,238
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	115,173
*	TianShan Material Co. Ltd., Class A	27,200	19,976
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	44,298
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	23,234
	Tibet Mineral Development Co. Ltd., Class A	7,100	21,462

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	8,580	$50,686
*	Tibet Water Resources Ltd.	405,000	22,087
	Time Interconnect Technology Ltd.	224,000	266,592
	Tingyi Cayman Islands Holding Corp.	608,000	898,784
	Titan Wind Energy Suzhou Co. Ltd., Class A	41,700	37,628
	TKD Science & Technology Co. Ltd., Class A	12,400	25,999
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	36,740
	Tomson Group Ltd.	12,541	5,128
	Tong Ren Tang Technologies Co. Ltd., Class H	160,000	107,299
	Tongcheng Travel Holdings Ltd.	410,000	1,027,308
	Tongdao Liepin Group	33,400	17,719
	TongFu Microelectronics Co. Ltd., Class A	15,500	60,384
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	39,500	45,525
	Tongkun Group Co. Ltd., Class A	23,600	40,563
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	45,800
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	73,843
*	Tongwei Co. Ltd., Class A	31,488	89,261
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	31,009
	Topchoice Medical Corp., Class A	5,462	34,859
Ω	Topsports International Holdings Ltd.	497,000	200,514
	Towngas Smart Energy Co. Ltd.	205,827	104,528
*	TPV Technology Co. Ltd., Class A	145,100	47,930
		Shares	Value»
CHINA — (Continued)
	Transfar Zhilian Co. Ltd., Class A	55,900	$47,381
	TravelSky Technology Ltd., Class H	234,000	372,032
	Triangle Tyre Co. Ltd., Class A	20,900	40,139
*	Trina Solar Co. Ltd., Class A	17,183	36,947
	Trip.com Group Ltd. (9961 HK)	48,950	3,038,935
	Trip.com Group Ltd. (TCOM US), ADR	4,100	253,995
*	Triumph New Energy Co. Ltd., Class H	62,000	36,803
	Triumph Science & Technology Co. Ltd., Class A	17,500	29,080
*	Truking Technology Ltd., Class A	19,000	22,592
	Truly International Holdings Ltd.	596,000	89,355
*	Tsinghua Tongfang Co. Ltd., Class A	33,600	34,397
	Tsingtao Brewery Co. Ltd., Class H	158,000	1,003,766
	TSP Wind Power Group Co. Ltd.	23,500	23,455
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	1,113
	Tuniu Corp., Sponsored ADR	18,660	14,741
	Unilumin Group Co. Ltd., Class A	33,796	33,272
	Uni-President China Holdings Ltd.	474,000	598,837
	Unisplendour Corp. Ltd., Class A	13,200	45,140
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	52,416
#††	Untrade.China Dili	715,599	11,285
*	UTour Group Co. Ltd., Class A	26,900	28,368
	V V Food & Beverage Co. Ltd., Class A	43,600	20,813
	Valiant Co. Ltd., Class A	20,600	36,166
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	2,900	7,320

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	5,100	$12,873
	Vatti Corp. Ltd., Class A	23,800	21,160
*	Venustech Group, Inc., Class A	9,800	21,652
	Victory Giant Technology Huizhou Co. Ltd., Class A	8,600	227,909
	Vipshop Holdings Ltd., ADR	133,611	2,016,190
*	Visionox Technology, Inc., Class A	33,500	43,735
*Ω	Viva Biotech Holdings	484,000	102,373
#*	Vnet Group, Inc., ADR	14,288	118,733
	Walvax Biotechnology Co. Ltd., Class A	13,300	23,130
*	Wanda Film Holding Co. Ltd., Class A	17,800	28,891
	Wangneng Environment Co. Ltd., Class A	12,800	29,955
	Wangsu Science & Technology Co. Ltd., Class A	22,500	34,020
	Wanguo Gold Group Ltd.	82,000	316,378
	Wanhua Chemical Group Co. Ltd., Class A	31,100	268,782
	Want Want China Holdings Ltd.	1,696,000	1,225,825
	Wanxiang Qianchao Co. Ltd., Class A	35,900	37,585
	Warom Technology, Inc. Co., Class A	7,100	20,799
	Wasion Holdings Ltd.	212,000	230,309
	Wasu Media Holding Co. Ltd., Class A	28,700	32,789
	Weibo Corp. (9898 HK), Class A	2,800	27,340
#	Weibo Corp. (WB US), Sponsored ADR	15,807	152,379
	Weichai Power Co. Ltd., Class H	583,000	1,235,882
	Weifu High-Technology Group Co. Ltd., Class A	15,900	42,550
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,900	22,200
		Shares	Value»
CHINA — (Continued)
	Weihai Guangwei Composites Co. Ltd., Class A	6,960	$29,299
#	Weilong Delicious Global Holdings Ltd.	104,200	155,455
*Ω	Weimob, Inc.	50,000	13,934
	Wellhope Foods Co. Ltd., Class A	19,600	23,235
	Wencan Group Co. Ltd., Class A	9,300	26,750
	Wens Foodstuff Group Co. Ltd., Class A	28,200	67,749
	Wenzhou Yihua Connector Co. Ltd., Class A	4,700	25,356
#	West China Cement Ltd.	784,000	199,968
	Western Metal Materials Co. Ltd., Class A	12,100	35,852
	Western Mining Co. Ltd., Class A	45,700	105,867
	Western Region Gold Co. Ltd., Class A	15,600	41,319
	Western Securities Co. Ltd., Class A	46,800	54,383
	Western Superconducting Technologies Co. Ltd., Class A	4,368	33,052
	Wharf Holdings Ltd.	332,000	944,206
	Willfar Information Technology Co. Ltd., Class A	3,260	15,434
	Winall Hi-Tech Seed Co. Ltd., Class A	16,600	20,918
	Windey Energy Technology Group Co. Ltd., Class A	24,290	42,683
	Wingtech Technology Co. Ltd., Class A	7,700	39,482
	Winner Medical Co. Ltd., Class A	9,300	51,612
	Wolong Electric Group Co. Ltd., Class A	4,460	14,108
*	World Union Group, Inc., Class A	62,600	20,641
	Wuchan Zhongda Group Co. Ltd., Class A	70,600	52,842
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	2,600	22,291

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhan East Lake High Technology Group Co. Ltd., Class A	8,600	$11,017
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	23,587
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	6,000	24,691
	Wuhu Token Science Co. Ltd., Class A	56,700	47,411
	Wuliangye Yibin Co. Ltd., Class A	21,400	359,950
	Wuling Motors Holdings Ltd.	130,000	7,953
	WUS Printed Circuit Kunshan Co. Ltd., Class A	5,300	41,184
	Wushang Group Co. Ltd., Class A	15,200	19,795
Ω	WuXi AppTec Co. Ltd., Class H	47,139	628,797
	Wuxi Autowell Technology Co. Ltd., Class A	5,999	27,433
	Wuxi Best Precision Machinery Co. Ltd., Class A	12,500	42,796
*Ω	Wuxi Biologics Cayman, Inc.	743,000	3,021,061
	Wuxi Boton Technology Co. Ltd., Class A	6,600	22,154
	Wuxi DK Electronic Materials Co. Ltd., Class A	2,700	16,051
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	28,200	55,258
	Wuxi NCE Power Co. Ltd., Class A	6,440	28,532
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	32,484
	Wuxi Rural Commercial Bank Co. Ltd., Class A	43,600	36,463
	Wuxi Taiji Industry Ltd. Co., Class A	34,100	31,144
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	22,934
		Shares	Value»
CHINA — (Continued)
	XCMG Construction Machinery Co. Ltd., Class A	97,300	$113,310
	XGD, Inc., Class A	13,300	54,880
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	395,000	39,112
	Xiamen Amoytop Biotech Co. Ltd., Class A	3,449	43,728
	Xiamen Bank Co. Ltd., Class A	73,700	70,163
	Xiamen C & D, Inc., Class A	29,400	41,430
	Xiamen Changelight Co. Ltd., Class A	23,300	38,063
	Xiamen Faratronic Co. Ltd., Class A	2,600	39,686
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	4,200	17,213
	Xiamen ITG Group Corp. Ltd., Class A	48,620	42,524
	Xiamen Jihong Technology Co. Ltd., Class A	16,700	39,107
	Xiamen Kingdomway Group Co., Class A	12,523	34,367
	Xiamen Tungsten Co. Ltd., Class A	33,400	107,612
	Xiamen Xiangyu Co. Ltd., Class A	73,200	72,506
	Xi'an Bright Laser Technologies Co. Ltd., Class A	3,157	25,875
	Xi'an Manareco New Materials Co. Ltd., Class A	4,416	25,159
	Xi'An Shaangu Power Co. Ltd., Class A	34,300	41,937
	Xi'an Triangle Defense Co. Ltd., Class A	9,400	34,800
	Xiandai Investment Co. Ltd., Class A	58,000	34,590
*	Xiangcai Co. Ltd., Class A	34,400	51,936
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	12,400	24,020
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,500	34,226
	Xianhe Co. Ltd., Class A	15,000	44,328

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Xiaomi Corp., Class B	359,400	$2,418,025
	Xilinmen Furniture Co. Ltd., Class A	8,700	18,928
	Xinfengming Group Co. Ltd., Class A	40,600	69,514
	Xingfa Aluminium Holdings Ltd.	55,000	59,539
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	193,011
	Xinhuanet Co. Ltd., Class A	10,790	28,565
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,300	43,667
	Xinjiang Joinworld Co. Ltd., Class A	30,300	29,710
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	50,900	28,544
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	21,057
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	40,374
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	20,300	23,807
*	Xinte Energy Co. Ltd., Class H	103,200	87,263
	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	21,583
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	38,126
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	64,700	33,849
#	Xinyi Energy Holdings Ltd.	754,510	119,425
#	Xinyi Solar Holdings Ltd.	1,312,273	508,012
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	57,750
*	Xinzhi Group Co. Ltd., Class A	7,900	23,522
*	Xizang Zhufeng Resources Co. Ltd., Class A	13,500	22,016
		Shares	Value»
CHINA — (Continued)
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	$21,147
*	XPeng, Inc., Class A	138,700	1,262,169
	Xtep International Holdings Ltd.	542,275	388,247
	Xuji Electric Co. Ltd., Class A	11,600	36,553
*	Xunlei Ltd., ADR	27,524	127,161
Ω	Yadea Group Holdings Ltd.	413,501	650,678
	Yangling Metron New Material, Inc., Class A	18,088	35,987
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	124,939
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,300	39,266
	Yankershop Food Co. Ltd., Class A	5,560	52,534
#	Yankuang Energy Group Co. Ltd., Class H	954,900	1,088,713
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	28,312
	Yantai China Pet Foods Co. Ltd., Class A	6,800	53,576
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	30,250
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,300	43,485
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,900	96,716
	YanTai Shuangta Food Co. Ltd., Class A	35,700	26,326
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	28,146
*	Yatsen Holding Ltd., ADR	18,246	162,572
#*	Yeahka Ltd.	35,600	63,519
	Yealink Network Technology Corp. Ltd., Class A	5,980	27,801

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yechiu Metal Recycling China Ltd., Class A	72,100	$26,118
	YGSOFT, Inc., Class A	22,752	19,723
*	Yibin Tianyuan Group Co. Ltd., Class A	18,531	13,278
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	121,200	222,020
	Yifan Pharmaceutical Co. Ltd., Class A	14,700	30,000
	Yifeng Pharmacy Chain Co. Ltd., Class A	14,396	47,346
#	Yihai International Holding Ltd.	166,000	285,817
	Yindu Kitchen Equipment Co. Ltd., Class A	9,715	22,215
	Yiren Digital Ltd., Sponsored ADR	26,711	158,129
Ω	Yixin Group Ltd.	685,500	219,582
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	26,838
	Yizumi Holdings Co. Ltd., Class A	15,200	43,538
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	66,547
*	Yonghui Superstores Co. Ltd., Class A	71,500	46,666
	Yongjin Technology Group Co. Ltd.	7,800	19,277
	YongXing Special Materials Technology Co. Ltd., Class A	12,550	61,008
*	Yonyou Network Technology Co. Ltd., Class A	4,300	9,431
	Yotrio Group Co. Ltd., Class A	69,200	36,019
*	Youcare Pharmaceutical Group Co. Ltd., Class A	8,600	37,307
#*	Youdao, Inc., ADR	4,363	37,958
	Youngor Fashion Co. Ltd., Class A	66,020	67,368
	Youngy Co. Ltd., Class A	2,300	11,009
		Shares	Value»
CHINA — (Continued)
	Youzu Interactive Co. Ltd., Class A	21,200	$43,475
	YTO Express Group Co. Ltd., Class A	35,300	72,179
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	16,604
	Yuexiu Property Co. Ltd.	442,800	260,389
	Yuexiu Services Group Ltd.	142,500	53,611
	Yuexiu Transport Infrastructure Ltd.	154,000	74,779
	Yueyang Forest & Paper Co. Ltd., Class A	32,100	21,189
	Yum China Holdings, Inc. (9987 HK)	24,050	1,116,642
	Yum China Holdings, Inc. (YUMC US)	63,724	2,974,636
	YUNDA Holding Group Co. Ltd., Class A	52,010	54,862
	Yunnan Aluminium Co. Ltd., Class A	53,300	114,811
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	38,166
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	85,300	64,677
	Yunnan Copper Co. Ltd., Class A	30,100	54,025
	Yunnan Energy Investment Co. Ltd., Class A	32,600	48,132
*	Yunnan Energy New Material Co. Ltd., Class A	5,400	22,144
	Yunnan Tin Co. Ltd., Class A	46,900	115,904
	Yunnan Yuntianhua Co. Ltd., Class A	14,000	47,906
	Yusys Technologies Co. Ltd., Class A	12,200	45,133
	Yutong Bus Co. Ltd., Class A	21,740	75,236
	ZBOM Home Collection Co. Ltd., Class A	15,356	21,166
	Zengame Technology Holding Ltd.	116,000	34,630
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,800	77,472

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhaojin Mining Industry Co. Ltd., Class H	412,500	$1,024,331
	Zhefu Holding Group Co. Ltd., Class A	129,500	65,271
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,500	34,179
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	21,500	34,580
*	Zhejiang Century Huatong Group Co. Ltd., Class A	31,680	55,878
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,600	49,653
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	1,600	19,510
	Zhejiang China Commodities City Group Co. Ltd., Class A	20,000	59,106
	Zhejiang Chint Electrics Co. Ltd., Class A	20,002	63,110
	Zhejiang Communications Technology Co. Ltd., Class A	82,620	46,227
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,500	30,669
	Zhejiang Crystal-Optech Co. Ltd., Class A	9,400	27,166
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	49,037
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	25,100	48,246
	Zhejiang Dingli Machinery Co. Ltd., Class A	5,880	40,265
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	24,700	39,097
	Zhejiang Expressway Co. Ltd., Class H	291,240	277,496
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	19,822
		Shares	Value»
CHINA — (Continued)
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	19,500	$26,530
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	37,996	58,942
	Zhejiang Hailiang Co. Ltd., Class A	40,100	60,961
	Zhejiang Hailide New Material Co. Ltd., Class A	35,500	27,354
	Zhejiang HangKe Technology, Inc. Co., Class A	13,537	37,510
	Zhejiang Hangmin Co. Ltd., Class A	41,300	40,791
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	30,715
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	38,500	60,908
	Zhejiang Huace Film & Television Co. Ltd., Class A	30,900	32,790
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,500	72,561
	Zhejiang Huangma Technology Co. Ltd., Class A	14,500	25,802
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	13,500	19,502
	Zhejiang Huayou Cobalt Co. Ltd., Class A	16,980	103,940
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	47,963
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	14,600	51,235
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	5,800	13,191
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	19,300	74,607

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	$57,632
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	57,124
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	55,191
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	20,500	53,282
	Zhejiang Juhua Co. Ltd., Class A	6,300	23,371
	Zhejiang Lante Optics Co. Ltd., Class A	9,195	34,772
	Zhejiang Longsheng Group Co. Ltd., Class A	34,600	50,862
	Zhejiang Medicine Co. Ltd., Class A	26,043	57,589
	Zhejiang Narada Power Source Co. Ltd., Class A	10,300	20,856
	Zhejiang NHU Co. Ltd., Class A	22,076	68,660
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	44,490	37,352
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	20,836
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	21,900	48,869
	Zhejiang Runtu Co. Ltd., Class A	37,200	39,323
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,500	42,138
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	49,525
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	38,980	30,592
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	8,400	28,214
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	12,136
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	16,700	$17,912
	Zhejiang Supor Co. Ltd., Class A	4,250	30,625
	Zhejiang Taihua New Material Group Co. Ltd., Class A	26,900	36,054
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	17,409	17,200
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	26,866
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	20,700	47,454
	Zhejiang Wanliyang Co. Ltd., Class A	40,300	42,045
	Zhejiang Wanma Co. Ltd., Class A	31,700	62,763
	Zhejiang Wansheng Co. Ltd., Class A	14,800	20,644
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	32,377	85,615
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	24,400	36,247
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	34,825
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	25,376
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	31,100	46,686
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	40,420	56,878
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	13,894
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	94,352
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	11,200	38,471
	Zhende Medical Co. Ltd., Class A	9,000	27,652

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	45,400	$31,710
	Zheshang Securities Co. Ltd., Class A	22,000	34,681
	Zhewen Interactive Group Co. Ltd., Class A	31,700	37,688
#*	Zhihu, Inc.	25,800	37,034
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	189,800	485,720
	Zhongji Innolight Co. Ltd., Class A	2,240	67,175
	Zhongjin Gold Corp. Ltd., Class A	38,900	77,393
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	12,800	34,756
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	28,400	25,141
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	47,748
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	26,409
	Zhongsheng Group Holdings Ltd.	253,000	425,574
	Zhongtai Securities Co. Ltd., Class A	43,500	40,293
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	0
	Zhongtong Bus Holding Co. Ltd., Class A	13,500	20,483
	Zhongyu Energy Holdings Ltd.	167,477	82,159
Ω	Zhongyuan Bank Co. Ltd., Class H	250,000	11,760
	Zhongyuan Environment-Protection Co. Ltd., Class A	40,400	46,305
Ω	Zhou Hei Ya International Holdings Co. Ltd.	194,000	68,021
	Zhuhai Huafa Properties Co. Ltd., Class A	55,300	36,764
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	86,400	350,472
		Shares	Value»
CHINA — (Continued)
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	2,900	$14,248
	Zhuzhou Kibing Group Co. Ltd., Class A	50,200	43,357
*	Zhuzhou Smelter Group Co. Ltd., Class A	29,300	45,857
	Zhuzhou Times New Material Technology Co. Ltd., Class A	24,200	42,929
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	62,500	43,719
	Zijin Mining Group Co. Ltd., Class H	760,000	2,015,261
#Ω	ZJLD Group, Inc.	16,600	14,155
	ZJMI Environmental Energy Co. Ltd., Class A	19,700	36,050
	ZMJ Group Co. Ltd., Class H	99,800	190,009
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	317,463
	ZTE Corp., Class H	61,360	193,604
	ZTO Express Cayman, Inc. (2057 HK)	87,350	1,702,854
	ZTO Express Cayman, Inc. (ZTO US), ADR	28,315	557,522
#*	Zx, Inc.	23,800	41,220
Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	24,000	72,389
TOTAL CHINA			376,596,498
COLOMBIA — (0.0%)
	Celsia SA	79,751	89,549
	Cementos Argos SA	44,014	115,457
*	Corp. Financiera Colombiana SA	36,451	152,746
	Grupo Argos SA	44,231	179,643
	Grupo Cibest SA	12,889	167,820
	Grupo Cibest SA, ADR	7,094	308,022
	Grupo de Inversiones Suramericana SA	11,237	124,024
	Grupo Energia Bogota SA ESP	88,951	62,690
	Interconexion Electrica SA ESP	24,653	123,685
	Mineros SA	44,303	80,017

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Promigas SA ESP	11,599	$18,566
TOTAL COLOMBIA			1,422,219
CZECH REPUBLIC — (0.0%)
	CEZ AS	12,725	737,278
	Komercni Banka AS	9,798	466,733
Ω	Moneta Money Bank AS	96,987	674,606
	Philip Morris CR AS	132	106,497
TOTAL CZECH REPUBLIC			1,985,114
DENMARK — (1.5%)
*	ALK-Abello AS	43,956	1,275,331
	Alm Brand AS	345,580	953,215
#	Ambu AS, Class B	59,585	869,815
#	AP Moller - Maersk AS (MAERSKA DC), Class A	328	643,591
	AP Moller - Maersk AS (MAERSKB DC), Class B	476	939,986
*	Bang & Olufsen AS	38,004	75,983
*	Bavarian Nordic AS	29,195	1,056,746
#*	Bioporto AS	51,729	10,400
	Carlsberg AS, Class B	16,394	2,043,794
#	cBrain AS	2,762	90,075
	Chemometec AS	4,476	345,463
#	Coloplast AS, Class B	12,555	1,146,673
	Columbus AS	22,994	34,872
	D/S Norden AS	11,411	396,838
	Danske Bank AS	88,541	3,512,552
*	Demant AS	25,927	982,312
*	Dfds AS	9,651	173,264
	DSV AS	13,984	3,133,631
	FLSmidth & Co. AS	15,154	891,454
	Foroya Banki P	1,557	45,008
*	Genmab AS (GMAB DC)	11,337	2,440,827
#*	GN Store Nord AS	42,577	609,939
	H Lundbeck AS (HLUNA DC), Class A	15,876	71,025
	H Lundbeck AS (HLUNB DC)	85,585	445,877
*	H&H International AS, Class B	7,342	117,064
#	Harboes Bryggeri AS, Class B	361	7,313
#*	Huscompagniet AS	5,429	38,614
	ISS AS	49,193	1,414,119
#	Jeudan AS	1,549	50,263
	Jyske Bank AS	23,137	2,322,778
	Matas AS	14,399	295,354
	MT Hoejgaard Holding AS	809	50,962
		Shares	Value»
DENMARK — (Continued)
*Ω	Netcompany Group AS	13,978	$512,570
*	Nilfisk Holding AS	5,306	75,531
*	NKT AS	21,035	1,850,507
#*Ω	NNIT AS	3,224	32,549
	Novo Nordisk AS (NOVOB DC), Class B	260,349	12,108,303
	Novonesis Novozymes B, Class B	47,182	3,052,558
#*	NTG Nordic Transport Group AS	2,304	69,051
#*Ω	Orsted AS	10,714	504,967
	Pandora AS	25,412	4,195,409
	Parken Sport & Entertainment AS	2,257	58,135
	Per Aarsleff Holding AS	8,213	884,516
	Ringkjoebing Landbobank AS	10,234	2,256,100
	Rockwool AS, Class A	18,180	800,313
	Rockwool AS, Class B	37,950	1,662,992
	Royal Unibrew AS	19,787	1,480,033
*	RTX AS	3,370	42,237
Ω	Scandinavian Tobacco Group AS	22,732	297,510
	Schouw & Co. AS	5,347	503,606
#	Solar AS, Class B	1,720	74,216
	SP Group AS	2,778	113,566
	Sparekassen Sjaelland-Fyn AS	3,119	158,659
	Sydbank AS	27,804	2,059,921
#	Tivoli AS	821	77,537
	TORM PLC, Class A	18,342	338,092
*	Trifork Group AG	809	11,598
	Tryg AS	81,964	1,977,129
	UIE PLC	5,984	267,070
	Vestas Wind Systems AS	102,883	1,878,447
	Vestjysk Bank AS	40,592	29,540
*	Zealand Pharma AS	11,773	609,110
TOTAL DENMARK			64,466,910
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	95,981	183,468
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	53,550	102,494

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
EGYPT — (Continued)
*	EFG Holding SAE (EFGZF US), GDR	10,327	$11,566
TOTAL EGYPT			297,528
FINLAND — (1.2%)
	Aktia Bank OYJ	20,181	232,340
	Alma Media OYJ	9,053	136,604
#	Anora Group OYJ	12,222	44,498
	Aspo OYJ	1,832	11,033
	Atria OYJ	5,381	81,980
	Bittium OYJ	6,855	81,405
	Citycon OYJ	10,124	43,549
	Digia OYJ	4,257	35,624
	Elisa OYJ	44,784	2,304,256
Ω	Enento Group OYJ	3,284	58,234
#	eQ OYJ	496	7,321
#	Evli OYJ, Class B	487	10,669
#	Finnair OYJ	8,706	28,539
#	Fiskars OYJ Abp	7,723	126,608
	Fortum OYJ	97,445	1,787,699
	F-Secure OYJ	31,078	58,322
	Gofore OYJ	2,086	42,706
	Harvia OYJ	5,540	320,763
	Hiab OYJ	15,100	1,030,489
	Huhtamaki OYJ	35,060	1,206,744
*	Incap OYJ	4,186	48,495
	Kalmar OYJ, Class B	15,100	681,433
#	Kamux Corp.	6,742	15,131
	Kemira OYJ	29,393	625,523
	Kesko OYJ (KESKOA FH), Class A	26,904	585,643
	Kesko OYJ (KESKOB FH), Class B	108,737	2,364,966
*	Kojamo OYJ	24,486	310,765
	Kone OYJ, Class B	43,747	2,686,435
	Konecranes OYJ	25,881	2,156,717
	Lassila & Tikanoja OYJ	10,839	116,862
*	Lindex Group OYJ	23,214	75,158
	Mandatum OYJ	102,038	692,135
	Marimekko OYJ	15,377	228,821
#	Metsa Board OYJ (METSB FH), Class B	37,011	136,160
	Metso OYJ	211,132	2,651,667
	Neste OYJ	25,732	406,118
	NoHo Partners OYJ	1,855	19,419
	Nokia OYJ (NOK US), Sponsored ADR	76,351	311,512
	Nokia OYJ (NOKIA FH)	457,505	1,864,491
	Nokia OYJ (NOKIA FP)	66,112	270,903
#	Nokian Renkaat OYJ	11,812	106,045
	Nordea Bank Abp (NDA FH)	368,309	5,374,284
	Nordea Bank Abp (NDA SS)	201,732	2,945,429
		Shares	Value»
FINLAND — (Continued)
	Olvi OYJ, Class A	5,575	$212,300
#	Oma Saastopankki OYJ	3,577	37,118
	Oriola OYJ (OKDBV FH), Class B	42,960	53,577
	Orion OYJ (ORNAV FH), Class A	8,695	690,120
	Orion OYJ (ORNBV FH), Class B	43,783	3,505,211
	Outokumpu OYJ	88,822	334,211
	Pihlajalinna OYJ	4,982	92,763
	Ponsse OYJ	2,075	75,570
	Puuilo OYJ	27,624	430,985
#*	QT Group OYJ	5,995	412,531
	Raisio OYJ, Class V	27,644	79,070
*	Remedy Entertainment OYJ	412	7,551
	Revenio Group OYJ	6,686	200,212
	Sampo OYJ, Class A	322,327	3,457,154
	Sanoma OYJ	29,308	338,916
	Scanfil OYJ	3,590	45,931
#	Stora Enso OYJ, Class R	155,237	1,597,308
	Taaleri PLC	5,530	44,592
	Talenom OYJ	3,546	14,147
Ω	Terveystalo OYJ	45,645	559,179
	TietoEVRY OYJ	28,422	489,254
#	Tokmanni Group Corp.	24,258	237,544
	UPM-Kymmene OYJ	101,986	2,643,249
	Vaisala OYJ, Class A	6,965	375,673
#	Valmet OYJ	40,170	1,449,406
	Wartsila OYJ Abp	90,607	2,503,326
#*	WithSecure OYJ	26,041	29,401
#*	YIT OYJ	42,451	147,076
TOTAL FINLAND			52,386,870
FRANCE — (5.2%)
*	74Software SA	4,569	194,610
	ABC arbitrage	4,142	29,466
	Accor SA	41,040	2,080,066
	Aeroports de Paris SA	8,753	1,062,391
*	Air France-KLM	15,284	200,595
	Air Liquide SA	17,825	3,506,827
	Airbus SE	29,200	5,870,808
	AKWEL SADIR	4,438	43,617
*	Alstom SA	107,355	2,518,154
*	Altamir	4,354	142,181
	Alten SA	9,742	791,783
Ω	Amundi SA	16,864	1,246,257
	Arkema SA	17,775	1,208,724
	Assystem SA	2,173	120,061
	Aubay	2,806	160,620
	AXA SA	89,591	4,351,358
Ω	Ayvens SA	1,744	18,740
*	Bastide le Confort Medical	1,570	54,448

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Beneteau SACA	12,120	$112,516
	BioMerieux	5,625	804,849
	BNP Paribas SA	71,751	6,542,129
	Boiron SA	2,514	60,018
	Bollore SE	98,892	570,415
	Bonduelle SCA	4,529	41,306
	Bouygues SA	73,956	3,045,250
	Bureau Veritas SA	77,376	2,382,879
*	Canal & SA	167,101	531,843
	Capgemini SE	23,187	3,451,995
	Carrefour SA	187,481	2,686,791
	Carrefour SA, BDR	18,865	282,863
	Catana Group	7,299	31,663
	CBo Territoria	9,164	38,279
*	Cegedim SA	2,736	33,996
	Cie de Saint-Gobain SA	70,887	8,131,951
	Cie des Alpes	7,009	183,968
	Cie Generale des Etablissements Michelin SCA	181,642	6,462,181
*	Claranova SE	4,482	12,766
*	Clariane SE	33,278	172,536
	Coface SA	44,297	823,600
	Credit Agricole SA	85,531	1,574,156
	Danone SA	37,515	3,070,108
	Dassault Aviation SA	2,251	700,865
	Dassault Systemes SE	11,504	377,920
	Derichebourg SA	50,289	330,695
	Edenred SE	21,091	602,318
	Eiffage SA	31,274	4,198,078
*	Ekinops SAS	1,330	5,228
	Electricite de Strasbourg SA	236	39,722
*Ω	Elior Group SA	27,249	80,920
	Elis SA	73,732	2,032,796
	Engie SA	391,712	8,804,987
	Equasens	140	7,680
	Eramet SA	2,307	127,572
	EssilorLuxottica SA	9,442	2,807,620
	Esso SA Francaise	1,013	111,408
	Etablissements Maurel et Prom SA	28,084	172,471
	Eurazeo SE	15,983	937,879
	Eurofins Scientific SE	35,523	2,720,472
Ω	Euronext NV	15,958	2,572,252
*	Eutelsat Communications SACA	3,030	10,843
	Exel Industries SA, Class A	410	18,686
	FDJ UNITED	34,186	1,066,324
*	Figeac Aero	2,158	25,322
	Fnac Darty SA (FNAC FP)	3,260	110,357
*	Forvia SE (1EO IM)	5,777	74,488
		Shares	Value»
FRANCE — (Continued)
*	Forvia SE (FRVIA FP)	22,779	$289,595
	Gaztransport Et Technigaz SA	14,585	2,743,224
	Getlink SE	72,125	1,308,052
	GL Events SACA	2,338	80,625
	Groupe Crit SA	1,179	83,933
*	Guerbet	2,270	54,241
	Hermes International SCA	2,123	5,191,771
*	ID Logistics Group SACA	1,122	563,238
	Imerys SA	10,735	264,279
	Infotel SA	1,378	63,017
	Interparfums SA	2,125	78,031
	Ipsen SA	11,663	1,374,276
	IPSOS SA	18,653	837,563
	Jacquet Metals SACA	4,441	113,876
	JCDecaux SE	22,209	365,131
	Kaufman & Broad SA	3,835	136,635
	Kering SA	3,080	756,279
	Laurent-Perrier	647	69,962
	Lectra	2,125	59,110
	Legrand SA	18,897	2,791,214
	Linedata Services	520	40,293
	LISI SA	3,575	193,228
	LNA Sante SA	2,281	74,161
	L'Oreal SA	10,642	4,708,904
	LVMH Moet Hennessy Louis Vuitton SE	21,810	11,707,865
*Ω	Maisons du Monde SA	8,797	22,178
	Manitou BF SA	3,915	86,371
	Mersen SA	5,275	144,459
	Metropole Television SA	7,877	115,063
	Nexans SA	11,535	1,657,814
*	Nexity SA	4,626	60,278
	NRJ Group	7,637	63,407
	Oeneo SA	5,165	56,215
	Opmobility	15,798	241,896
	Orange SA (ORA FP)	612,316	9,313,976
	Pernod Ricard SA	12,551	1,289,850
*	Pierre Et Vacances SA	36,881	71,458
	Pluxee NV	21,987	445,859
	Publicis Groupe SA (PUB FP)	39,525	3,611,861
	Quadient SA	9,244	169,925
	Renault SA	44,715	1,654,490
	Rexel SA	77,184	2,332,842
	Robertet SA	148	139,412
	Rubis SCA	15,277	483,760
	Safran SA	19,874	6,553,475
	Sanofi SA (SAN FP)	55,079	4,944,476
	Sartorius Stedim Biotech	1,038	207,424
	Savencia SA	1,762	130,659

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Schneider Electric SE (0NWV LI)	523	$135,806
	Schneider Electric SE (SU FP)	16,920	4,378,781
	SCOR SE	51,307	1,671,431
	SEB SA	7,970	582,187
	Seche Environnement SACA	1,125	130,699
	SES SA	134,276	923,375
*Ω	SMCP SA	11,700	67,450
	Societe BIC SA	6,485	394,308
	Societe Generale SA	92,987	5,935,221
	Societe LDC SADIR	2,226	235,030
	Sodexo SA	25,211	1,499,385
*	SOITEC	3,311	143,409
	Sopra Steria Group	6,271	1,351,194
	SPIE SA	48,709	2,866,591
	Stef SA	1,976	298,157
	STMicroelectronics NV (STM FP)	35,182	894,113
#	STMicroelectronics NV (STM US)	49,414	1,256,598
	Sword Group	2,456	101,719
	Synergie SE	3,061	120,103
	Technip Energies NV	57,052	2,463,582
	Teleperformance SE	16,728	1,630,831
	Television Francaise 1 SA	13,867	132,589
	TFF Group	687	14,042
	Thales SA	11,933	3,209,901
	Thermador Groupe	1,429	133,382
	Tikehau Capital SCA	9,093	202,899
	TotalEnergies SE (TTE FP)	358,432	21,314,325
	Trigano SA	3,519	600,112
*	Ubisoft Entertainment SA	15,868	167,352
	Valeo SE	38,117	414,693
	Vallourec SACA	74,061	1,384,138
	Veolia Environnement SA (VEOEY US), ADR	2,434	41,317
	Veolia Environnement SA (VIE FP)	59,845	2,028,090
Ω	Verallia SA	22,799	733,534
	Vetoquinol SA	997	87,687
	Vicat SACA	6,500	420,964
	Vinci SA	71,180	9,887,526
	Virbac SACA	759	300,581
*	Viridien	1,577	104,880
	Vivendi SE	104,526	396,237
*	Voltalia SA	10,199	86,227
	Wavestone	2,002	132,459
*Ω	Worldline SA	3,859	14,057
*Ω	X-Fab Silicon Foundries SE	17,637	128,306
TOTAL FRANCE			229,346,586
		Shares	Value»
GERMANY — (5.4%)
	1&1 AG	12,950	$272,240
	7C Solarparken AG	19,921	41,735
	Adesso SE	970	89,624
	adidas AG	18,670	3,568,375
	Adtran Networks SE	1,667	39,377
	All for One Group SE	816	45,524
	Allgeier SE	1,536	32,728
	Allianz SE (ALV GR)	20,399	8,061,228
	AlzChem Group AG	1,800	304,690
	Amadeus Fire AG	1,367	104,369
*	Aroundtown SA	126,486	456,119
	Atoss Software SE	3,038	407,492
Ω	Aumann AG	1,873	25,484
	Aurubis AG	14,817	1,477,915
*Ω	Auto1 Group SE	3,080	92,332
	BASF SE	165,308	8,101,642
	Bayer AG	204,097	6,347,768
	Bayerische Motoren Werke AG	27,477	2,614,475
#*	BayWa AG (BYW6 GR)	3,491	38,726
	Bechtle AG	29,170	1,266,090
Ω	Befesa SA	10,694	320,669
	Beiersdorf AG	7,217	896,800
	Bertrandt AG	1,589	35,036
	Bijou Brigitte AG	1,462	64,067
	Bilfinger SE	8,279	890,698
#	Borussia Dortmund GmbH & Co. KGaA	29,896	124,591
#*	BRANICKS Group AG	13,392	31,008
	Brenntag SE	39,795	2,468,846
Ω	Brockhaus Technologies AG	1,041	15,565
	CANCOM SE (COK GR)	7,275	213,120
	Carl Zeiss Meditec AG	3,667	202,205
*	Ceconomy AG	22,310	112,726
	CENIT AG	2,780	24,123
	Cewe Stiftung & Co. KGaA	3,436	393,493
	Commerzbank AG	167,433	6,105,582
	Continental AG	34,548	2,950,764
*	Covestro AG	46,546	3,154,474
	CTS Eventim AG & Co. KGaA	19,710	2,225,739
#	Daimler Truck Holding AG	99,250	4,828,042
	Dermapharm Holding SE	5,013	191,988
	Deutsche Bank AG (DBK GR)	163,012	5,369,049
	Deutsche Beteiligungs AG	4,089	113,653
	Deutsche Boerse AG	20,517	5,937,358
	Deutsche EuroShop AG	3,358	72,124

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Lufthansa AG	125,694	$1,077,805
Ω	Deutsche Pfandbriefbank AG	36,107	224,793
	Deutsche Post AG	198,622	8,899,399
	Deutsche Telekom AG (DTE GR)	555,726	19,931,612
	Deutsche Wohnen SE	10,013	253,988
	Draegerwerk AG & Co. KGaA	1,349	90,762
	Duerr AG	17,076	438,899
Ω	DWS Group GmbH & Co. KGaA	17,869	1,070,067
	E.ON SE	432,000	7,881,077
	Eckert & Ziegler SE	3,524	268,082
	Elmos Semiconductor SE	2,766	276,073
	ElringKlinger AG	10,977	54,404
	Energiekontor AG	2,490	139,933
	Evonik Industries AG	77,343	1,535,882
#*	Evotec SE	10,944	87,436
	Fabasoft AG	2,009	37,706
	Fielmann Group AG	8,763	555,244
	flatexDEGIRO AG	29,434	889,591
*	Fraport AG Frankfurt Airport Services Worldwide	12,032	895,372
	Freenet AG	53,644	1,739,827
	Fresenius Medical Care AG (FME GR)	49,703	2,521,007
	Fresenius SE & Co. KGaA	48,965	2,337,130
	Friedrich Vorwerk Group SE	3,434	333,761
	FUCHS SE	10,078	354,457
	GEA Group AG	59,438	4,269,446
#	Gerresheimer AG	8,059	397,340
	Gesco SE	3,358	69,227
	GFT Technologies SE	9,166	189,887
*	Grand City Properties SA	14,474	182,489
	Grenke AG	4,686	95,435
	H&R GmbH & Co. KGaA	2,595	14,783
	Hannover Rueck SE	11,514	3,492,695
#Ω	Hapag-Lloyd AG	4,299	620,526
	Hawesko Holding SE	778	20,526
	Heidelberg Materials AG	32,490	7,495,264
*	Heidelberger Druckmaschinen AG	91,674	237,174
	Hella GmbH & Co. KGaA	1,207	119,628
#*	HelloFresh SE	43,929	462,250
	Henkel AG & Co. KGaA	12,889	916,541
		Shares	Value»
GERMANY — (Continued)
	Hensoldt AG	17,547	$1,923,200
	HOCHTIEF AG	5,257	1,145,465
	Hornbach Holding AG & Co. KGaA	3,806	447,524
	HUGO BOSS AG	13,959	650,113
	Indus Holding AG	3,917	105,820
	Infineon Technologies AG (IFX GR)	219,558	8,624,922
	Init Innovation in Traffic Systems SE	1,931	91,043
Ω	Instone Real Estate Group SE	10,303	109,739
	IVU Traffic Technologies AG	3,219	77,356
	Jenoptik AG	12,788	271,004
Ω	JOST Werke SE	4,249	250,127
	K&S AG	59,181	895,276
	KION Group AG	22,697	1,395,295
	Kloeckner & Co. SE	10,042	73,227
	Knorr-Bremse AG	19,436	1,939,818
*	Koenig & Bauer AG	4,757	76,989
#	Kontron AG	13,947	449,924
	Krones AG	6,122	906,519
	KWS Saat SE & Co. KGaA	3,782	269,369
	Lanxess AG	19,459	534,382
	LEG Immobilien SE	15,125	1,200,524
	Leifheit AG	2,142	37,328
*	LPKF Laser & Electronics SE	1,380	12,453
*	Medios AG	319	4,670
	Mercedes-Benz Group AG	55,701	3,153,804
	Merck KGaA	3,786	473,191
	MLP SE	29,957	288,651
	MTU Aero Engines AG	5,503	2,373,764
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,654	5,665,519
	Multitude PLC	915	6,841
#	Mutares SE & Co. KGaA	5,859	201,847
*	Nagarro SE	1,536	97,141
	Nemetschek SE	16,704	2,488,780
#*	Nordex SE	33,573	824,079
#	Norma Group SE	7,392	131,576
	Patrizia SE	11,045	98,561
*	Pentixapharm Holding AG	3,524	8,101
	Pfeiffer Vacuum Technology AG	1,648	292,419
#	PNE AG	1,479	25,503
	ProCredit Holding AG	6,800	70,531
	ProSiebenSat.1 Media SE	48,292	440,186
#	Puma SE (PUM GR)	15,305	323,524
#*	PVA TePla AG	7,215	174,433

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	PWO AG	638	$21,093
*	q.beyond AG	24,466	26,375
#	Qiagen NV	49,042	2,423,011
	Rational AG	1,534	1,184,167
	Rheinmetall AG	7,903	15,643,957
#	RTL Group SA	12,174	479,863
	RWE AG	75,013	3,077,422
	Salzgitter AG	7,562	196,068
	SAP SE (SAP GR)	18,493	5,288,175
	Schaeffler AG	43,525	251,643
#	Secunet Security Networks AG	327	81,292
*	SFC Energy AG	1,242	31,082
#*	SGL Carbon SE	8,070	31,601
	Siemens AG (SIE GR)	18,211	4,638,399
*	Siemens Energy AG	46,535	5,387,760
Ω	Siemens Healthineers AG	10,407	560,548
	Siltronic AG	2,705	116,954
	Sixt SE	4,885	506,532
*	SMA Solar Technology AG	1,431	32,757
*	Softwareone Holding AG	8,225	67,213
	Stabilus SE	5,944	170,395
	STRATEC SE	1,131	35,756
	Stroeer SE & Co. KGaA	9,378	503,902
	Suedzucker AG	16,215	185,688
	SUSS MicroTec SE	5,570	201,910
	Symrise AG	28,049	2,542,565
	TAG Immobilien AG	46,284	744,156
#	Takkt AG	9,190	56,413
*	Talanx AG	17,751	2,352,842
*Ω	TeamViewer SE	46,273	473,231
	Technotrans SE	1,819	50,595
	thyssenkrupp AG	150,287	1,739,595
*	TUI AG	186,434	1,682,017
	United Internet AG	22,484	644,458
#	Verbio SE	3,836	49,705
	Volkswagen AG	3,684	392,877
	Vonovia SE	49,695	1,542,306
	Vossloh AG	3,762	368,968
#	Wacker Chemie AG	3,425	254,926
	Wacker Neuson SE	12,005	314,048
	Washtec AG	3,925	179,656
*	Westwing Group SE	457	4,781
	Wuestenrot & Wuerttembergische AG	7,377	118,059
*Ω	Zalando SE	48,200	1,405,418
	Zeal Network SE	1,112	61,136
TOTAL GERMANY			235,359,024
GREECE — (0.2%)
	Aegean Airlines SA	12,199	175,414
		Shares	Value»
GREECE — (Continued)
*	Aktor SA Holding Co. Technical & Energy Projects	8,800	$62,589
	Alpha Bank SA	283,602	1,061,558
	Athens Water Supply & Sewage Co. SA	5,285	44,221
	Autohellas Tourist & Trading SA	5,110	62,019
	Avax SA	6,223	16,153
	Bank of Greece	5,652	97,253
	Ellaktor SA	28,588	43,248
	ElvalHalcor SA	16,469	47,179
	Eurobank Ergasias Services & Holdings SA	167,181	613,614
*††	FF Group	1,384	0
	Fourlis Holdings SA	10,258	52,003
	GEK Terna SA	12,840	316,916
	Hellenic Exchanges - Athens Stock Exchange SA	7,855	62,454
	Hellenic Telecommunications Organization SA	14,364	260,324
	Helleniq Energy Holdings SA	31,775	278,957
	Holding Co. ADMIE IPTO SA	19,838	74,711
#	Intracom Holdings SA	21,319	80,345
	Jumbo SA	18,366	619,480
	Kri-Kri Milk Industry SA	4,410	94,237
*	LAMDA Development SA	12,603	95,688
	Metlen Energy & Metals SA	12,414	682,911
	Motor Oil Hellas Corinth Refineries SA	18,487	529,605
	National Bank of Greece SA	48,124	671,268
	OPAP SA	9,527	213,374
	Piraeus Financial Holdings SA	99,191	762,721
	Piraeus Port Authority SA	1,557	85,463
	Public Power Corp. SA	13,772	223,375
	Quest Holdings SA	7,220	60,231
	Sarantis SA	4,363	66,689
	Thrace Plastics Holding & Co.	5,555	25,008
	Titan SA (TITC BB)	2,126	84,931
	Titan SA (TITC GA)	11,123	458,543
TOTAL GREECE			8,022,482

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (1.1%)
	Aeon Credit Service Asia Co. Ltd.	80,000	$74,893
	AIA Group Ltd.	689,600	6,429,945
*	Allied Group Ltd.	26,000	5,515
	APAC Resources Ltd.	194,095	32,511
	Asia Financial Holdings Ltd.	72,000	44,849
	ASMPT Ltd.	48,000	406,066
	Bank of East Asia Ltd.	307,917	475,943
	BOC Hong Kong Holdings Ltd.	285,000	1,279,723
	Bright Smart Securities & Commodities Group Ltd.	374,000	701,879
#Ω	Budweiser Brewing Co. APAC Ltd.	115,200	120,930
	Build King Holdings Ltd.	90,000	14,511
	Cafe de Coral Holdings Ltd.	114,000	105,030
	Cathay Pacific Airways Ltd.	439,454	653,167
*	Central New Energy Holding Group Ltd.	50,000	51,482
*	Chi Kan Holdings Ltd.	28,000	9,109
*	China Energy Development Holdings Ltd.	2,788,000	18,141
	China Motor Bus Co. Ltd.	2,400	18,076
*	China Star Entertainment Ltd.	900,000	276,531
	Chinese Estates Holdings Ltd.	189,000	31,416
	Chow Sang Sang Holdings International Ltd.	100,000	105,629
	CITIC Telecom International Holdings Ltd.	633,000	205,223
	CK Asset Holdings Ltd.	193,677	887,466
	CK Hutchison Holdings Ltd.	136,700	889,781
	CK Infrastructure Holdings Ltd.	45,500	320,456
*	CK Life Sciences International Holdings, Inc.	760,000	96,369
	CLP Holdings Ltd.	74,000	642,303
	C-Mer Medical Holdings Ltd.	166,000	38,387
#††	Convoy, Inc.	1,758,000	7,010
#*	Cowell e Holdings, Inc.	38,000	127,847
		Shares	Value»
HONG KONG — (Continued)
Ω	Crystal International Group Ltd.	117,000	$84,061
*	CSI Properties Ltd.	2,184,000	51,282
	CTF Services Ltd.	341,116	334,416
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	127,200	148,704
	Dah Sing Financial Holdings Ltd.	59,600	221,101
	Dickson Concepts International Ltd.	75,000	50,959
	Eagle Nice International Holdings Ltd.	128,000	66,252
††	EcoGreen International Group Ltd.	50,000	2,269
	Emperor Watch & Jewellery Ltd.	1,340,000	69,035
	Fairwood Holdings Ltd.	31,500	22,235
	Far East Consortium International Ltd.	542,901	54,396
	First Pacific Co. Ltd.	778,000	612,150
#*Ω	FIT Hon Teng Ltd.	476,000	160,224
	FSE Lifestyle Services Ltd.	28,000	20,847
	Galaxy Entertainment Group Ltd.	225,000	1,097,249
	Giordano International Ltd.	430,000	81,545
#*††	Gold Financial Holdings Ltd.	184,000	0
	Great Eagle Holdings Ltd.	64,925	121,511
	G-Resources Group Ltd.	103,950	142,870
	Guoco Group Ltd.	2,000	18,860
#	Guotai Junan International Holdings Ltd.	931,000	758,841
	Hang Lung Group Ltd.	252,000	455,273
	Hang Lung Properties Ltd.	565,588	582,475
	Hang Seng Bank Ltd.	47,300	689,005
#	Henderson Land Development Co. Ltd.	144,909	507,077
	HK Electric Investments & HK Electric Investments Ltd.	394,000	307,140
	HKBN Ltd.	42,500	26,997
*	HKR International Ltd.	302,560	35,922

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HKT Trust & HKT Ltd.	760,000	$1,196,679
	Hong Kong & China Gas Co. Ltd.	710,168	633,870
	Hong Kong Exchanges & Clearing Ltd.	68,746	3,720,451
	Hong Kong Ferry Holdings Co. Ltd.	18,000	10,976
	Hong Kong Technology Venture Co. Ltd.	144,055	29,956
*	Hongkong & Shanghai Hotels Ltd.	173,683	129,249
Ω	Honma Golf Ltd.	53,500	23,906
	Hutchison Telecommunications Hong Kong Holdings Ltd.	548,000	75,327
	Hysan Development Co. Ltd.	80,000	159,188
	IGG, Inc.	228,000	119,408
Ω	Impro Precision Industries Ltd.	27,000	10,412
*	IPE Group Ltd.	180,000	9,902
	Jacobson Pharma Corp. Ltd.	70,000	14,897
	Johnson Electric Holdings Ltd.	117,755	347,067
	K Wah International Holdings Ltd.	367,072	101,156
	Karrie International Holdings Ltd.	112,000	13,122
	Kerry Properties Ltd.	177,500	473,943
	KLN Logistics Group Ltd.	110,500	116,202
	Kowloon Development Co. Ltd.	154,307	62,845
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	37,269
	Liu Chong Hing Investment Ltd.	84,000	47,824
	Luk Fook Holdings International Ltd.	104,000	271,374
	Man Wah Holdings Ltd.	603,600	340,495
*	Melco International Development Ltd.	25,500	17,633
	MGM China Holdings Ltd.	138,400	292,196
*††	MH Development NPV	24,000	0
*	Midland Holdings Ltd.	140,000	31,505
	Miramar Hotel & Investment	88,000	111,095
		Shares	Value»
HONG KONG — (Continued)
#	Modern Dental Group Ltd.	140,000	$77,428
#*	Mongolian Mining Corp.	183,000	183,237
	MTR Corp. Ltd.	55,833	200,846
*	NagaCorp Ltd.	302,811	159,494
*	New Focus Auto Tech Holdings Ltd.	1,596,000	10,983
#*	New World Development Co. Ltd.	401,952	329,152
*††	NewOcean Energy Holdings Ltd.	370,000	0
#	Nissin Foods Co. Ltd.	65,000	56,333
	Oriental Watch Holdings	155,596	67,060
*	Oshidori International Holdings Ltd.	1,594,198	94,180
#	Pacific Basin Shipping Ltd.	2,087,000	603,051
	Pacific Textiles Holdings Ltd.	295,000	55,232
#	PAX Global Technology Ltd.	292,000	252,952
	PC Partner Group Ltd.	102,000	96,105
	PCCW Ltd.	1,216,658	871,671
	Perfect Medical Health Management Ltd.	124,000	25,904
	Pico Far East Holdings Ltd.	286,000	93,190
	Plover Bay Technologies Ltd.	104,000	87,805
	Power Assets Holdings Ltd.	58,000	381,878
	PRADA SpA	46,500	253,093
*	Public Financial Holdings Ltd.	144,000	24,956
*	Regal Hotels International Holdings Ltd.	120,000	8,079
Ω	Regina Miracle International Holdings Ltd.	81,000	18,783
	Sa Sa International Holdings Ltd.	480,000	37,800
Ω	Samsonite Group SA	347,400	708,595
	Sands China Ltd.	145,600	352,464
	SAS Dragon Holdings Ltd.	88,000	52,593
	SEA Holdings Ltd.	36,582	5,763
*	Shandong Hi-Speed Holdings Group Ltd.	153,000	341,136
	Shangri-La Asia Ltd.	396,000	229,404
*	Shenwan Hongyuan HK Ltd.	65,000	17,457

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Shun Tak Holdings Ltd.	546,000	$45,954
	Singamas Container Holdings Ltd.	570,000	49,959
	Sino Land Co. Ltd.	699,955	806,837
	SITC International Holdings Co. Ltd.	410,000	1,325,637
*	SJM Holdings Ltd.	210,499	83,263
	SmarTone Telecommunications Holdings Ltd.	119,000	69,635
#*	Solomon Systech International Ltd.	524,000	30,467
*	Soundwill Holdings Ltd.	41,000	32,255
	Stella International Holdings Ltd.	173,500	344,578
	Sun Hung Kai & Co. Ltd.	187,000	84,236
	Sun Hung Kai Properties Ltd.	65,500	777,974
	SUNeVision Holdings Ltd.	246,000	242,812
	Swire Pacific Ltd. (19 HK), Class A	73,000	659,871
	Swire Pacific Ltd. (87 HK), Class B	57,500	90,336
	Swire Properties Ltd.	71,600	191,903
	TAI Cheung Holdings Ltd.	108,000	45,941
	Techtronic Industries Co. Ltd.	128,500	1,536,558
*	Television Broadcasts Ltd.	110,900	58,899
	Texhong International Group Ltd.	122,000	73,879
	Texwinca Holdings Ltd.	332,000	36,757
*	Theme International Holdings Ltd.	1,000,000	107,018
*	Tongda Group Holdings Ltd.	2,489,999	37,009
	Town Health International Medical Group Ltd.	254,000	8,903
	Tradelink Electronic Commerce Ltd.	290,000	35,402
	Transport International Holdings Ltd.	82,790	94,888
#	United Laboratories International Holdings Ltd.	452,000	847,298
*††	Untrade.Genting	188,000	0
#	Value Partners Group Ltd.	303,000	82,418
	Vitasoy International Holdings Ltd.	172,000	200,802
		Shares	Value»
HONG KONG — (Continued)
	Viva Goods Co. Ltd.	344,000	$23,150
*	Vobile Group Ltd.	236,000	104,454
	VSTECS Holdings Ltd.	326,000	377,284
	VTech Holdings Ltd.	49,200	364,570
Ω	WH Group Ltd.	2,130,632	2,133,057
	Wharf Real Estate Investment Co. Ltd.	201,000	638,137
	Wing Tai Properties Ltd.	52,000	11,192
	Wynn Macau Ltd.	292,400	242,344
*	Xingye Alloy Materials Group Ltd.	86,000	11,057
#	Xinyi Glass Holdings Ltd.	671,061	691,723
	Yue Yuen Industrial Holdings Ltd.	229,000	358,172
TOTAL HONG KONG			47,844,084
HUNGARY — (0.1%)
*	4iG Nyrt	16,803	87,818
	ANY Security Printing Co.	806	18,469
	Magyar Telekom Telecommunications PLC	100,745	500,238
	MOL Hungarian Oil & Gas PLC	69,463	603,531
	Opus Global Nyrt	27,448	44,899
	OTP Bank Nyrt	21,980	1,783,586
	Richter Gedeon Nyrt	6,597	197,831
TOTAL HUNGARY			3,236,372
INDIA — (5.5%)
	360 ONE WAM Ltd.	36,444	436,336
	3M India Ltd.	64	22,588
	Aarti Drugs Ltd.	15,323	88,329
	Aarti Industries Ltd.	36,607	173,573
	Aarti Pharmalabs Ltd.	11,960	123,428
*	Aavas Financiers Ltd.	4,162	81,892
	ABB India Ltd.	3,063	191,939
	Abbott India Ltd.	863	338,276
	ACC Ltd.	10,913	222,292
	Accelya Solutions India Ltd.	740	11,672
	Action Construction Equipment Ltd.	11,951	153,982
*	Adani Energy Solutions Ltd.	18,111	165,631
	Adani Enterprises Ltd.	2,174	60,009
*	Adani Green Energy Ltd.	6,163	68,889
	Adani Ports & Special Economic Zone Ltd.	44,017	686,981
*	Adani Power Ltd.	77,143	513,428

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Adani Total Gas Ltd.	15,559	$106,565
	ADF Foods Ltd.	11,330	31,468
*	Aditya Birla Capital Ltd.	190,334	554,232
*	Aditya Birla Fashion & Retail Ltd.	37,022	30,677
*	Aditya Birla Lifestyle Brands Ltd.	37,022	60,225
	Aditya Birla Real Estate Ltd.	10,267	220,607
	Advanced Enzyme Technologies Ltd.	14,719	58,531
	Advent Hotels International Pvt Ltd.	2,447	8,735
	Aegis Logistics Ltd.	45,524	371,962
	Agarwal Industrial Corp. Ltd.	1,662	18,550
	AGI Greenpac Ltd.	11,207	122,255
	Ahluwalia Contracts India Ltd.	9,019	105,091
	AIA Engineering Ltd.	10,045	358,850
	Ajanta Pharma Ltd.	17,411	542,957
	Ajmera Realty & Infra India Ltd.	1,123	11,395
	Akzo Nobel India Ltd.	2,300	98,882
	Alembic Ltd.	28,091	35,632
	Alembic Pharmaceuticals Ltd.	24,680	274,359
	Alkem Laboratories Ltd.	6,176	353,600
	Alkyl Amines Chemicals	3,302	88,243
	Allcargo Logistics Ltd.	78,973	31,333
	Allied Digital Services Ltd.	4,502	8,099
	Amara Raja Energy & Mobility Ltd.	20,590	225,860
	Ambuja Cements Ltd.	59,988	402,058
	Anant Raj Ltd.	34,045	216,196
	Andhra Sugars Ltd.	28,073	24,655
	Angel One Ltd.	5,945	174,909
	Anup Engineering Ltd.	1,045	31,697
	Apar Industries Ltd.	4,455	448,190
	Apcotex Industries Ltd.	3,910	19,046
	APL Apollo Tubes Ltd.	38,497	700,046
	Apollo Hospitals Enterprise Ltd.	13,609	1,161,639
	Apollo Tyres Ltd.	127,582	656,997
	Arvind Fashions Ltd.	19,213	121,121
	Arvind Ltd.	61,309	220,130
	Asahi India Glass Ltd.	21,844	208,591
		Shares	Value»
INDIA — (Continued)
*	Ashapura Minechem Ltd.	7,479	$46,967
	Ashiana Housing Ltd.	8,633	31,254
	Ashok Leyland Ltd.	762,665	1,049,833
*	Ashoka Buildcon Ltd.	45,156	103,461
	Asian Paints Ltd.	22,765	620,062
Ω	Aster DM Healthcare Ltd.	42,764	294,187
	Astra Microwave Products Ltd.	16,150	176,169
	Astral Ltd.	15,673	249,406
	AstraZeneca Pharma India Ltd.	1,165	121,641
	Atul Ltd.	3,410	256,759
Ω	AU Small Finance Bank Ltd.	27,468	231,586
*	Aurobindo Pharma Ltd.	93,734	1,209,783
	Automotive Axles Ltd.	1,309	27,706
	Avanti Feeds Ltd.	11,662	89,775
*Ω	Avenue Supermarts Ltd.	1,757	85,013
	Axis Bank Ltd. (AXSB IN)	231,314	2,809,095
*	AXISCADES Technologies Ltd.	4,798	71,953
	Bajaj Auto Ltd.	5,840	531,384
*	Bajaj Consumer Care Ltd.	7,230	18,406
	Bajaj Finance Ltd.	284,946	2,847,676
	Bajaj Finserv Ltd.	24,550	544,347
*	Bajaj Hindusthan Sugar Ltd.	308,050	81,508
	Bajaj Holdings & Investment Ltd.	5,386	861,023
	Balaji Amines Ltd.	2,692	54,703
	Balkrishna Industries Ltd.	18,116	551,448
	Balmer Lawrie & Co. Ltd.	31,202	74,549
	Balrampur Chini Mills Ltd.	63,257	421,734
	Banco Products India Ltd.	13,958	94,113
Ω	Bandhan Bank Ltd.	81,388	155,218
	Bank of Baroda	192,236	519,152
	Bank of India	99,928	126,309
	Bank of Maharashtra	340,405	216,428
	Bannari Amman Sugars Ltd.	790	33,773
	BASF India Ltd.	3,176	181,231
	Bata India Ltd.	11,145	152,132
	Bayer CropScience Ltd.	2,238	161,125
	BCL Industries Ltd.	25,237	12,663
	BEML Ltd.	2,685	120,320
	Berger Paints India Ltd.	41,751	266,906

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	BF Utilities Ltd.	4,868	$41,212
	Bhansali Engineering Polymers Ltd.	21,684	28,666
	Bharat Bijlee Ltd.	2,736	91,703
	Bharat Dynamics Ltd.	2,585	47,457
	Bharat Electronics Ltd.	289,753	1,258,445
	Bharat Forge Ltd.	56,042	741,323
	Bharat Heavy Electricals Ltd.	171,255	463,599
	Bharat Petroleum Corp. Ltd.	154,900	575,072
	Bharat Rasayan Ltd.	275	34,085
*	Bharat Wire Ropes Ltd.	6,995	14,826
	Bharti Airtel Ltd.	234,504	5,098,816
	Biocon Ltd.	14,258	63,290
	Birla Corp. Ltd.	9,881	153,916
	BirlaNu Ltd.	1,370	35,884
	Birlasoft Ltd.	56,177	248,483
*	Black Box Ltd.	6,786	39,176
	Blue Dart Express Ltd.	1,828	124,590
	Blue Star Ltd.	18,366	362,175
*	Bluspring Enterprises Ltd.	19,671	19,761
	Bombay Burmah Trading Co.	5,642	121,421
	Bombay Dyeing & Manufacturing Co. Ltd.	28,403	54,773
*	Borosil Ltd.	2,074	7,712
*	Borosil Scientific Ltd.	1,555	2,903
	Bosch Ltd.	334	153,283
	Brigade Enterprises Ltd.	28,660	325,626
*	Brightcom Group Ltd.	2,124	332
	Britannia Industries Ltd.	12,482	820,401
	BSE Ltd.	30,483	839,251
*	Camlin Fine Sciences Ltd.	5,254	15,922
	Can Fin Homes Ltd.	29,945	255,591
	Canara Bank	392,098	476,284
	Cantabil Retail India Ltd.	4,199	12,654
*	Capacit'e Infraprojects Ltd.	8,742	30,370
	Caplin Point Laboratories Ltd.	7,151	167,822
	Carborundum Universal Ltd.	20,508	217,863
	Care Ratings Ltd.	5,502	106,018
*	Cartrade Tech Ltd.	2,615	64,859
	Carysil Ltd.	1,277	12,805
	Castrol India Ltd.	122,027	302,055
	CCL Products India Ltd.	29,206	284,400
		Shares	Value»
INDIA — (Continued)
	CE Info Systems Ltd.	2,255	$45,933
	Ceat Ltd.	9,078	341,932
	Central Depository Services India Ltd.	36,509	612,551
	Centum Electronics Ltd.	361	9,082
	Century Enka Ltd.	5,766	33,795
	Century Plyboards India Ltd.	21,503	179,899
	Cera Sanitaryware Ltd.	1,968	145,994
	CESC Ltd.	157,900	301,860
	CG Power & Industrial Solutions Ltd.	87,042	655,223
*	Chalet Hotels Ltd.	7,284	76,022
	Chambal Fertilisers & Chemicals Ltd.	65,205	383,189
*	Chemplast Sanmar Ltd.	7,729	36,592
	Chennai Petroleum Corp. Ltd.	12,277	95,131
*	Choice International Ltd.	10,011	86,507
	Cholamandalam Financial Holdings Ltd.	31,559	673,846
	Cholamandalam Investment & Finance Co. Ltd.	88,373	1,441,123
	CIE Automotive India Ltd.	39,842	182,172
	Cipla Ltd.	103,155	1,818,692
	City Union Bank Ltd.	137,091	332,559
	CMS Info Systems Ltd.	2,724	14,222
	Coal India Ltd.	102,625	438,404
Ω	Cochin Shipyard Ltd.	4,869	97,605
	Coforge Ltd.	40,225	796,733
*	Cohance Lifesciences Ltd.	47,775	540,454
	Colgate-Palmolive India Ltd.	23,255	593,556
	Computer Age Management Services Ltd.	15,653	659,164
	Confidence Petroleum India Ltd.	13,575	7,973
	Container Corp. of India Ltd.	61,632	404,433
	Coromandel International Ltd.	36,743	1,114,614
	Cosmo First Ltd.	5,608	64,225
	CreditAccess Grameen Ltd.	8,631	121,597
	CRISIL Ltd.	6,494	392,174

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Crompton Greaves Consumer Electricals Ltd.	134,422	$492,830
*	CSB Bank Ltd.	12,954	61,926
	Cummins India Ltd.	10,803	437,062
	Cyient Ltd.	19,478	265,873
*Ω	D.P. Abhushan Ltd.	235	4,412
	Dabur India Ltd.	29,050	175,095
	Dalmia Bharat Ltd.	15,075	381,445
	Dalmia Bharat Sugar & Industries Ltd.	7,147	29,992
	Datamatics Global Services Ltd.	3,343	37,426
	DB Corp. Ltd.	17,516	53,669
	DCB Bank Ltd.	64,869	99,055
	DCM Shriram Industries Ltd.	4,675	8,940
	DCM Shriram Ltd.	19,345	314,069
*	DCW Ltd.	49,031	42,770
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	364,021
	Deepak Nitrite Ltd.	12,191	256,226
	Delta Corp. Ltd.	32,285	31,179
*	Dhani Services Ltd.	19,494	13,580
	Dhanuka Agritech Ltd.	5,532	120,165
*	Digitide Solutions Ltd.	19,671	51,973
Ω	Dilip Buildcon Ltd.	9,515	51,886
*	Dish TV India Ltd.	343,258	20,969
*	Dishman Carbogen Amcis Ltd.	23,993	68,828
	Divi's Laboratories Ltd.	6,321	473,165
	Dixon Technologies India Ltd.	9,427	1,799,129
	DLF Ltd.	58,375	519,598
	Dollar Industries Ltd.	2,788	12,092
Ω	Dr. Lal PathLabs Ltd.	10,564	377,966
#	Dr. Reddy's Laboratories Ltd., ADR	75,557	1,074,421
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	76,660	1,103,241
*	Dwarikesh Sugar Industries Ltd.	22,415	10,746
	Dynamatic Technologies Ltd.	928	69,877
	eClerx Services Ltd.	13,635	584,436
	Edelweiss Financial Services Ltd.	141,455	164,820
	Eicher Motors Ltd.	14,278	887,603
*	EID Parry India Ltd.	27,575	384,898
	EIH Associated Hotels	7,004	30,755
	EIH Ltd.	48,193	206,358
		Shares	Value»
INDIA — (Continued)
	Eimco Elecon India Ltd.	301	$7,708
	Elecon Engineering Co. Ltd.	18,744	121,800
	Electrosteel Castings Ltd.	126,163	159,296
	Elgi Equipments Ltd.	36,135	233,076
	Emami Ltd.	64,593	439,958
*	Embassy Developments Ltd.	108,361	129,783
Ω	Endurance Technologies Ltd.	6,331	183,383
	Engineers India Ltd.	88,087	213,179
	Epigral Ltd.	4,041	92,898
	EPL Ltd.	35,420	89,797
Ω	Equitas Small Finance Bank Ltd.	103,405	69,463
Ω	Eris Lifesciences Ltd.	11,309	233,286
	ESAB India Ltd.	1,538	93,352
	Escorts Kubota Ltd.	7,522	288,917
*	Eternal Ltd.	99,545	348,608
	Eveready Industries India Ltd.	747	3,581
	Everest Industries Ltd.	1,905	11,764
	Excel Industries Ltd.	1,267	19,514
	Exide Industries Ltd.	132,617	578,276
	Fairchem Organics Ltd.	494	4,959
	FDC Ltd.	17,971	97,484
	Federal Bank Ltd.	595,372	1,376,444
*	Federal-Mogul Goetze India Ltd.	2,733	17,873
	FIEM Industries Ltd.	3,998	87,227
	Filatex India Ltd.	59,200	37,366
	Fine Organic Industries Ltd.	1,971	119,149
	Fineotex Chemical Ltd.	4,855	14,404
	Finolex Cables Ltd.	22,825	229,282
	Finolex Industries Ltd.	77,237	178,780
	Firstsource Solutions Ltd.	78,315	304,029
	Force Motors Ltd.	3,168	611,980
	Fortis Healthcare Ltd.	67,018	653,061
	Gabriel India Ltd.	27,470	322,874
	GAIL India Ltd. (GAIL IN)	498,685	1,003,878
	Galaxy Surfactants Ltd.	2,459	74,492
	Ganesh Housing Corp. Ltd.	5,906	60,421
	Ganesha Ecosphere Ltd.	592	9,978
	Garware Technical Fibres Ltd.	20,415	210,874
	Gateway Distriparks Ltd.	110,836	89,270

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GE Vernova T&D India Ltd.	16,366	$507,167
	Geojit Financial Services Ltd.	22,705	18,754
	GHCL Ltd.	23,955	162,668
	GHCL Textiles Ltd.	23,955	23,927
	GIC Housing Finance Ltd.	18,109	38,485
	Gillette India Ltd.	2,294	281,271
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	304,521
	Glenmark Pharmaceuticals Ltd.	17,558	422,237
*	Global Health Ltd.	4,856	72,403
	GM Breweries Ltd.	1,738	13,524
	GMM Pfaudler Ltd.	1,759	27,965
*	GMR Airports Ltd.	254,718	259,816
	GOCL Corp. Ltd.	2,447	10,007
	Godawari Power & Ispat Ltd.	75,403	165,801
	Godfrey Phillips India Ltd.	5,565	577,704
Ω	Godrej Agrovet Ltd.	5,445	52,423
	Godrej Consumer Products Ltd.	35,807	513,048
*	Godrej Industries Ltd.	20,703	266,415
*	Godrej Properties Ltd.	7,841	186,889
*	Gokaldas Exports Ltd.	1,867	17,999
	Goldiam International Ltd.	61	236
	Granules India Ltd.	56,623	305,238
	Graphite India Ltd.	29,629	192,838
	Grasim Industries Ltd.	47,552	1,493,061
	Grauer & Weil India Ltd.	25,612	29,337
	Gravita India Ltd.	5,903	125,658
	Great Eastern Shipping Co. Ltd.	37,226	396,978
	Greaves Cotton Ltd.	36,228	92,838
	Greenlam Industries Ltd.	14,666	39,247
	Greenpanel Industries Ltd.	16,581	55,267
	Greenply Industries Ltd.	16,548	60,586
	Grindwell Norton Ltd.	8,987	157,732
	Gufic Biosciences Ltd.	1,603	7,222
	Gujarat Alkalies & Chemicals Ltd.	11,750	77,753
	Gujarat Ambuja Exports Ltd.	72,824	90,763
		Shares	Value»
INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	6,700	$272,284
	Gujarat Gas Ltd.	24,930	125,238
	Gujarat Industries Power Co. Ltd.	12,468	28,301
	Gujarat Mineral Development Corp. Ltd.	43,682	195,332
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,079	147,743
	Gujarat Pipavav Port Ltd.	71,936	129,041
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	152,128
	Gujarat State Petronet Ltd.	109,563	391,593
	Gulf Oil Lubricants India Ltd.	4,483	61,386
Ω	Harsha Engineers Ltd.	3,373	15,914
	Hatsun Agro Product Ltd.	16,439	172,204
	Havells India Ltd.	35,679	608,697
	HBL Engineering Ltd.	65,276	436,270
	HCL Technologies Ltd.	125,194	2,083,153
Ω	HDFC Asset Management Co. Ltd.	12,817	821,090
	HDFC Bank Ltd.	284,137	6,519,814
Ω	HDFC Life Insurance Co. Ltd.	22,041	189,756
*	HealthCare Global Enterprises Ltd.	9,266	65,650
	HEG Ltd.	29,265	189,744
	HeidelbergCement India Ltd.	24,203	58,597
	Heritage Foods Ltd.	15,124	81,718
	Hero MotoCorp Ltd. (HMCL IN)	29,861	1,443,560
	Hester Biosciences Ltd.	1,115	24,510
*	Heubach Colorants India Ltd.	1,829	12,320
	HFCL Ltd.	235,479	202,936
	HG Infra Engineering Ltd.	5,215	61,601
	Hikal Ltd.	13,133	48,290
	Himadri Speciality Chemical Ltd.	61,530	330,433
	Himatsingka Seide Ltd.	8,151	12,907
	Hindalco Industries Ltd.	279,844	2,168,507

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hinduja Global Solutions Ltd.	6,335	$41,467
	Hindustan Aeronautics Ltd.	25,408	1,307,303
	Hindustan Copper Ltd.	65,061	179,522
*	Hindustan Oil Exploration Co. Ltd.	11,080	20,967
	Hindustan Petroleum Corp. Ltd.	141,325	669,145
	Hindustan Unilever Ltd.	36,054	1,036,597
	Hitachi Energy India Ltd.	598	136,577
	HI-Tech Pipes Ltd.	12,979	13,336
Ω	Home First Finance Co. India Ltd.	2,525	34,703
	Honda India Power Products Ltd.	1,245	40,789
	HPL Electric & Power Ltd.	2,975	19,313
	Huhtamaki India Ltd.	7,123	17,830
	ICICI Bank Ltd. (IBN US), Sponsored ADR	255,427	8,607,890
	ICICI Bank Ltd. (ICICIBC IN)	128,348	2,166,689
Ω	ICICI Lombard General Insurance Co. Ltd.	10,884	238,854
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	121,146
	ICRA Ltd.	930	70,048
*	IDFC First Bank Ltd.	1,106,981	865,021
*	IFB Industries Ltd.	1,075	16,075
	IIFL Capital Services Ltd.	40,597	146,554
*	IIFL Finance Ltd.	61,664	330,047
*	India Cements Ltd.	40,895	169,840
	India Glycols Ltd.	4,576	88,702
	India Nippon Electricals Ltd.	818	7,101
	India Power Corp. Ltd.	95,714	13,893
	Indian Bank	65,141	460,778
Ω	Indian Energy Exchange Ltd.	127,492	196,662
	Indian Hotels Co. Ltd.	59,960	504,736
	Indian Metals & Ferro Alloys Ltd.	2,769	23,055
	Indian Oil Corp. Ltd.	177,575	292,756
	Indian Railway Catering & Tourism Corp. Ltd.	39,483	325,824
Ω	Indian Railway Finance Corp. Ltd.	141,713	205,731
		Shares	Value»
INDIA — (Continued)
	Indo Count Industries Ltd.	29,913	$92,075
	Indoco Remedies Ltd.	6,213	22,387
	Indraprastha Gas Ltd.	124,532	290,138
*	Indus Towers Ltd.	268,556	1,102,659
	IndusInd Bank Ltd.	35,507	321,779
*	Infibeam Avenues Ltd.	423,812	69,220
	Info Edge India Ltd.	49,675	784,307
	Infosys Ltd. (INFO IN)	301,896	5,133,989
	Ingersoll Rand India Ltd.	2,188	96,290
*	Inox Wind Ltd.	45,516	77,621
	Insecticides India Ltd.	1,658	20,275
	Intellect Design Arena Ltd.	19,043	220,580
*Ω	InterGlobe Aviation Ltd.	14,591	976,694
	IOL Chemicals & Pharmaceuticals Ltd.	44,275	51,776
	ION Exchange India Ltd.	9,414	49,837
	Ipca Laboratories Ltd.	27,394	459,693
	IRB Infrastructure Developers Ltd.	370,150	189,381
Ω	IRCON International Ltd.	85,488	171,174
	ISGEC Heavy Engineering Ltd.	2,547	31,763
*	ITC Hotels Ltd.	27,884	73,139
	ITC Ltd.	355,636	1,666,812
	ITD Cementation India Ltd.	28,429	251,503
	J Kumar Infraprojects Ltd.	13,517	108,537
	Jagran Prakashan Ltd.	29,376	24,408
	Jai Corp. Ltd.	15,752	19,753
*	Jain Irrigation Systems Ltd.	105,210	60,840
*	Jaiprakash Power Ventures Ltd.	829,868	197,040
	Jammu & Kashmir Bank Ltd.	173,236	205,044
	Jamna Auto Industries Ltd.	27,803	29,205
	JB Chemicals & Pharmaceuticals Ltd.	19,659	398,347
	JBM Auto Ltd.	4,806	35,032
	Jindal Poly Films Ltd.	2,062	13,594
	Jindal Saw Ltd.	136,410	327,502
	Jindal Stainless Ltd.	171,783	1,351,947
	Jindal Steel & Power Ltd.	101,206	1,109,541

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Jio Financial Services Ltd.	235,961	$881,712
	JK Cement Ltd.	9,251	700,588
	JK Lakshmi Cement Ltd.	16,149	178,884
	JK Paper Ltd.	35,115	142,223
	JK Tyre & Industries Ltd.	44,973	171,245
	JM Financial Ltd.	126,883	227,005
	JSW Energy Ltd.	37,102	218,237
	JSW Steel Ltd.	46,635	561,392
	JTEKT India Ltd.	16,195	23,766
	Jubilant Foodworks Ltd.	100,705	744,621
	Jubilant Ingrevia Ltd.	25,905	228,278
	Jubilant Pharmova Ltd.	24,138	327,821
*	Just Dial Ltd.	7,669	73,081
	Jyothy Labs Ltd.	35,223	134,520
	Kajaria Ceramics Ltd.	31,869	427,578
	Kalpataru Projects International Ltd.	26,041	339,378
	Kalyan Jewellers India Ltd.	20,187	135,667
	Kalyani Steels Ltd.	8,932	90,249
	Kansai Nerolac Paints Ltd.	18,894	52,775
	Karnataka Bank Ltd.	111,612	229,336
	Karur Vysya Bank Ltd.	162,946	492,745
	Kaveri Seed Co. Ltd.	8,491	107,164
	KCP Ltd.	18,420	42,492
	KDDL Ltd.	536	16,384
	KEC International Ltd.	39,834	389,250
	KEI Industries Ltd.	14,956	652,478
*	Kellton Tech Solutions Ltd.	53,725	17,433
	Kennametal India Ltd.	1,297	31,981
	Kewal Kiran Clothing Ltd.	3,299	20,817
*	Kiri Industries Ltd.	4,565	28,387
	Kirloskar Brothers Ltd.	6,585	146,917
	Kirloskar Oil Engines Ltd.	20,099	205,349
	Kirloskar Pneumatic Co. Ltd.	1,534	22,989
	KNR Constructions Ltd.	46,328	112,417
	Kolte-Patil Developers Ltd.	10,501	49,264
	Kopran Ltd.	5,260	9,606
	Kotak Mahindra Bank Ltd.	41,331	931,860
	KPIT Technologies Ltd.	47,929	664,514
	KPR Mill Ltd.	43,921	568,702
	KRBL Ltd.	12,438	54,469
		Shares	Value»
INDIA — (Continued)
*Ω	Krishna Institute of Medical Sciences Ltd.	14,480	$123,767
	Krsnaa Diagnostics Ltd.	3,815	37,293
	KSB Ltd.	19,515	188,103
	L&T Finance Ltd.	231,511	531,029
Ω	L&T Technology Services Ltd.	4,790	233,744
	LA Opala RG Ltd.	1,909	5,993
	Larsen & Toubro Ltd.	27,381	1,129,868
Ω	Laurus Labs Ltd.	57,587	572,363
	Laxmi Organic Industries Ltd.	3,180	7,375
*Ω	Lemon Tree Hotels Ltd.	47,536	81,111
	LG Balakrishnan & Bros Ltd.	7,963	114,594
	LIC Housing Finance Ltd.	110,169	733,549
	Lincoln Pharmaceuticals Ltd.	1,483	8,992
	Linde India Ltd.	2,015	150,097
	LMW Ltd.	716	123,182
	LT Foods Ltd.	41,256	227,869
Ω	LTIMindtree Ltd.	14,151	818,564
	Lumax Auto Technologies Ltd.	10,082	124,629
	Lumax Industries Ltd.	1,052	47,249
	Lupin Ltd.	62,163	1,355,819
	LUX Industries Ltd.	1,387	21,683
	Mahanagar Gas Ltd.	10,030	154,060
	Maharashtra Scooters Ltd.	487	88,186
	Maharashtra Seamless Ltd.	18,958	151,962
	Mahindra & Mahindra Financial Services Ltd.	180,392	526,669
	Mahindra & Mahindra Ltd.	71,093	2,585,289
*	Mahindra Holidays & Resorts India Ltd.	34,822	141,003
	Mahindra Lifespace Developers Ltd.	37,878	161,216
Ω	Mahindra Logistics Ltd.	9,557	36,570
	Maithan Alloys Ltd.	2,030	25,386
*	Man Industries India Ltd.	2,266	11,493
	Man Infraconstruction Ltd.	30,854	61,125
	Manali Petrochemicals Ltd.	12,348	9,569
	Manappuram Finance Ltd.	235,523	678,744

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mangalam Cement Ltd.	2,293	$18,474
	Mangalore Refinery & Petrochemicals Ltd.	27,248	39,024
	Marico Ltd.	102,266	826,383
	Marksans Pharma Ltd.	74,161	190,859
	Maruti Suzuki India Ltd.	4,897	697,573
Ω	MAS Financial Services Ltd.	17,424	61,234
	Mastek Ltd.	4,519	124,639
*	Max Estates Ltd.	6,858	37,817
	Max Healthcare Institute Ltd.	28,599	407,055
*	Max India Ltd.	3,390	8,363
	Mayur Uniquoters Ltd.	8,317	52,429
	Mazagon Dock Shipbuilders Ltd.	4,176	131,023
Ω	Medi Assist Healthcare Services Ltd.	3,525	21,326
*	Meghmani Organics Ltd.	33,015	37,145
*Ω	Metropolis Healthcare Ltd.	7,189	162,762
	Minda Corp. Ltd.	11,926	67,355
Ω	Mishra Dhatu Nigam Ltd.	5,601	25,143
	MM Forgings Ltd.	7,250	28,285
	MOIL Ltd.	22,181	86,428
	Monte Carlo Fashions Ltd.	3,649	24,103
*	Morepen Laboratories Ltd.	106,810	70,892
	Motherson Sumi Wiring India Ltd.	815,505	345,798
	Motilal Oswal Financial Services Ltd.	49,532	512,784
	Mphasis Ltd.	33,542	1,060,476
	MPS Ltd.	256	6,842
	MRF Ltd.	693	1,167,264
	Mrs Bectors Food Specialities Ltd.	6,046	103,767
	MSTC Ltd.	7,750	42,117
	Muthoot Finance Ltd.	53,243	1,587,074
*	Nalwa Sons Investments Ltd.	187	14,276
	Narayana Hrudayalaya Ltd.	24,947	546,377
	Natco Pharma Ltd.	20,784	225,470
	National Aluminium Co. Ltd.	319,195	669,327
	National Fertilizers Ltd.	35,078	38,778
		Shares	Value»
INDIA — (Continued)
	Nava Ltd.	55,260	$395,351
	Navneet Education Ltd.	38,450	64,948
*	Nazara Technologies Ltd.	4,090	62,742
	NCC Ltd.	133,271	328,704
	NCL Industries Ltd.	8,249	20,558
	NELCO Ltd.	3,872	36,333
	Neogen Chemicals Ltd.	1,069	18,689
	NESCO Ltd.	8,606	135,266
	Nestle India Ltd.	23,081	590,426
	Neuland Laboratories Ltd.	1,127	171,027
	Newgen Software Technologies Ltd.	4,385	42,388
	NHPC Ltd.	332,705	313,489
	NIIT Learning Systems Ltd.	25,172	91,176
	NIIT Ltd.	36,661	47,911
	Nilkamal Ltd.	2,650	50,857
Ω	Nippon Life India Asset Management Ltd.	24,720	227,743
	Nitin Spinners Ltd.	8,550	35,596
	NLC India Ltd.	66,590	182,784
	NMDC Ltd.	788,721	633,126
*	NMDC Steel Ltd.	262,907	109,552
	NOCIL Ltd.	34,528	72,934
	Novartis India Ltd.	1,821	20,315
	NRB Bearings Ltd.	20,512	66,810
	NTPC Ltd.	245,260	929,309
	Nucleus Software Exports Ltd.	3,058	36,801
	Nuvama Wealth Management Ltd.	1,578	129,762
	Oberoi Realty Ltd.	36,793	679,788
	Oil & Natural Gas Corp. Ltd.	110,895	302,890
	Oil India Ltd.	85,333	425,104
*	Onesource Specialty Pharma Ltd.	9,739	218,453
	Oracle Financial Services Software Ltd.	5,536	530,147
	Orient Cement Ltd.	25,342	71,336
	Orient Electric Ltd.	25,426	62,138
*	Orient Green Power Co. Ltd.	135,608	21,587
	Oriental Hotels Ltd.	5,689	9,260
	Page Industries Ltd.	938	521,458
	Paisalo Digital Ltd.	133,713	47,136
	Panama Petrochem Ltd.	5,121	21,205
Ω	Parag Milk Foods Ltd., Class F	9,183	25,656
	Patanjali Foods Ltd.	5,883	124,576

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Patel Engineering Ltd.	121,503	$51,493
*	PB Fintech Ltd.	11,473	234,905
*	PC Jeweller Ltd.	661,290	116,534
	PCBL Chemical Ltd.	61,168	271,715
*	Peninsula Land Ltd.	21,403	8,744
*	Pennar Industries Ltd.	19,375	52,552
	Persistent Systems Ltd.	21,594	1,260,385
	Petronet LNG Ltd.	282,882	926,288
	PG Electroplast Ltd.	15,159	140,244
	Phoenix Mills Ltd.	23,628	399,013
	PI Industries Ltd.	13,700	661,337
	Pidilite Industries Ltd.	15,447	504,266
	Piramal Enterprises Ltd.	28,361	408,019
	Piramal Pharma Ltd.	130,810	292,166
	Pitti Engineering Ltd.	587	6,279
*Ω	PNB Housing Finance Ltd.	40,860	457,550
	PNC Infratech Ltd.	41,157	145,282
	Poly Medicure Ltd.	5,713	126,567
	Polycab India Ltd.	6,068	470,334
	Polyplex Corp. Ltd.	6,105	77,391
*	Poonawalla Fincorp Ltd.	59,773	289,708
	Power Finance Corp. Ltd.	421,622	1,964,503
	Power Grid Corp. of India Ltd.	289,097	956,508
	Power Mech Projects Ltd.	3,950	140,460
	Praj Industries Ltd.	26,040	137,778
	Prakash Industries Ltd.	57,269	114,511
	Prakash Pipes Ltd.	1,197	4,915
Ω	Prataap Snacks Ltd.	2,707	30,005
	Precision Wires India Ltd.	13,794	27,716
	Prestige Estates Projects Ltd.	37,413	690,605
*	Pricol Ltd.	26,229	128,628
	Prince Pipes & Fittings Ltd.	6,881	26,408
*	Prism Johnson Ltd.	43,150	74,958
	Privi Speciality Chemicals Ltd.	2,218	64,797
	Procter & Gamble Health Ltd.	2,614	176,487
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	266,941
	PTC India Ltd.	86,024	187,724
	Punjab National Bank	271,706	324,018
Ω	Quess Corp. Ltd.	19,671	66,451
	R Systems International Ltd.	4,412	20,947
	Radico Khaitan Ltd.	11,298	351,197
		Shares	Value»
INDIA — (Continued)
	Rail Vikas Nigam Ltd.	7,351	$28,973
	Rain Industries Ltd.	61,259	109,084
*	Rajesh Exports Ltd.	14,403	30,785
	Rallis India Ltd.	18,917	80,600
	Ramco Cements Ltd.	27,322	363,305
	Ramco Industries Ltd.	13,704	45,737
	Ramkrishna Forgings Ltd.	23,190	153,550
	Rane Holdings Ltd.	2,514	43,466
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	95,414
	Ratnamani Metals & Tubes Ltd.	6,518	195,957
*	RattanIndia Power Ltd.	284,216	41,215
*	Raymond Lifestyle Ltd.	11,795	153,581
*	Raymond Ltd.	14,744	112,185
*	Raymond Realty Ltd.	14,744	116,136
Ω	RBL Bank Ltd.	141,818	429,674
	REC Ltd.	477,632	2,140,357
	Redington Ltd.	224,470	639,346
	Redtape Ltd.	44,420	65,035
	Relaxo Footwears Ltd.	10,941	56,372
	Reliance Industrial Infrastructure Ltd.	2,215	21,824
	Reliance Industries Ltd. (RIL IN)	471,922	7,451,749
*	Reliance Infrastructure Ltd.	40,867	151,630
*	Reliance Power Ltd.	916,309	546,812
*	Religare Enterprises Ltd.	4,652	14,155
	Repco Home Finance Ltd.	12,674	58,609
	Rico Auto Industries Ltd.	31,447	25,541
	RITES Ltd.	28,740	83,792
	Route Mobile Ltd.	4,960	50,932
	RPG Life Sciences Ltd.	1,466	40,038
	Sagar Cements Ltd.	10,335	28,811
*Ω	Salasar Techno Engineering Ltd.	137,948	11,215
	Samvardhana Motherson International Ltd.	844,520	929,515
	Sandhar Technologies Ltd.	3,136	17,375
	Sandur Manganese & Iron Ores Ltd.	7,163	36,990
	Sangam India Ltd.	553	2,709
	Sanghvi Movers Ltd.	6,740	20,651
	Sanofi Consumer Healthcare India Ltd.	2,438	136,534

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sanofi India Ltd.	2,438	$162,289
Ω	Sansera Engineering Ltd.	3,442	51,823
*	Sapphire Foods India Ltd.	20,690	74,556
	Sarda Energy & Minerals Ltd.	27,550	139,747
	Saregama India Ltd.	7,539	41,435
	Sasken Technologies Ltd.	899	15,146
*	Satin Creditcare Network Ltd.	3,262	5,387
	Savita Oil Technologies Ltd.	6,016	27,373
	SBI Cards & Payment Services Ltd.	16,690	153,553
Ω	SBI Life Insurance Co. Ltd.	35,186	735,827
	Schaeffler India Ltd.	5,290	247,866
*	Schneider Electric Infrastructure Ltd.	15,960	181,832
*	SEAMEC Ltd.	1,720	15,438
*	SEPC Ltd.	382,773	46,017
*	Sequent Scientific Ltd.	15,132	29,479
	Seshasayee Paper & Boards Ltd.	6,832	21,269
*Ω	SH Kelkar & Co. Ltd.	18,152	53,009
	Shalby Ltd.	4,833	11,519
	Shankara Building Products Ltd.	1,193	15,995
	Shanthi Gears Ltd.	4,322	27,115
	Sharda Cropchem Ltd.	10,452	134,462
	Sharda Motor Industries Ltd.	2,710	32,141
	Share India Securities Ltd.	17,297	34,126
*	Shilpa Medicare Ltd.	10,216	101,423
	Shipping Corp. of India Land & Assets Ltd.	59,327	33,914
	Shipping Corp. of India Ltd.	65,823	161,427
*	Shoppers Stop Ltd.	11,621	68,950
	Shree Cement Ltd.	713	248,721
	Shriram Finance Ltd.	329,700	2,364,898
	Shriram Pistons & Rings Ltd.	2,248	61,398
*	Siemens Energy India Ltd.	1,925	70,782
	Siemens Ltd.	1,925	66,315
*	SIS Ltd.	16,961	74,804
	Siyaram Silk Mills Ltd.	4,520	32,201
	SJS Enterprises Ltd.	3,196	44,490
	SKF India Ltd.	5,640	313,742
		Shares	Value»
INDIA — (Continued)
	Skipper Ltd.	5,063	$28,108
	Sobha Ltd.	8,818	160,225
	Solar Industries India Ltd.	6,105	977,188
*	Solara Active Pharma Sciences Ltd.	4,763	34,789
	Somany Ceramics Ltd.	5,724	35,171
	Sonata Software Ltd.	59,569	265,920
	South Indian Bank Ltd.	648,890	218,847
*	Spandana Sphoorty Financial Ltd.	630	1,930
	SRF Ltd.	24,207	836,177
*	Star Cement Ltd.	20,987	57,244
	State Bank of India (SBID LI), GDR	490	44,854
	State Bank of India (SBIN IN)	114,695	1,038,470
	State Bank of India (SBKFF US), GDR	2,177	199,631
	Steel Authority of India Ltd.	331,912	467,906
*	Sterlite Technologies Ltd.	52,825	71,726
	STL Networks Ltd.	52,825	15,594
	Strides Pharma Science Ltd.	19,479	193,009
*	Stylam Industries Ltd.	1,806	35,700
	Styrenix Performance Materials Ltd.	603	19,943
*	Subex Ltd.	85,031	12,670
	Subros Ltd.	10,122	98,334
	Sudarshan Chemical Industries Ltd.	12,850	208,785
	Sumitomo Chemical India Ltd.	18,532	136,676
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	39,264	759,515
	Sun TV Network Ltd.	29,483	188,900
	Sundaram Finance Ltd.	12,288	649,403
	Sundaram-Clayton Ltd.	1,656	36,780
	Sundram Fasteners Ltd.	23,120	261,006
	Sundrop Brands Ltd.	1,165	10,812
*	Sunflag Iron & Steel Co. Ltd.	5,016	16,314
	Sunteck Realty Ltd.	18,820	84,245
	Suprajit Engineering Ltd.	20,062	104,724
	Supreme Industries Ltd.	13,018	636,976
	Supreme Petrochem Ltd.	22,062	196,966

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Surya Roshni Ltd.	27,536	$102,821
*	Suryoday Small Finance Bank Ltd.	15,323	21,979
*	Suzlon Energy Ltd.	775,346	539,809
	Swaraj Engines Ltd.	1,425	68,002
Ω	Syngene International Ltd.	25,178	203,290
	TAJGVK Hotels & Resorts Ltd.	3,470	16,164
	Talbros Automotive Components Ltd.	2,544	8,283
	Tamil Nadu Newsprint & Papers Ltd.	15,403	28,064
	Tamilnadu Petroproducts Ltd.	8,299	9,323
	Tanla Platforms Ltd.	8,789	62,874
*	TARC Ltd.	34,062	71,501
	Tata Chemicals Ltd.	56,836	635,174
	Tata Communications Ltd.	23,355	454,731
	Tata Consultancy Services Ltd.	67,519	2,325,730
	Tata Consumer Products Ltd.	39,732	484,991
	Tata Elxsi Ltd.	6,681	462,162
	Tata Motors Ltd.	242,466	1,834,095
	Tata Power Co. Ltd.	176,417	796,176
	Tata Steel Ltd.	1,475,346	2,638,735
	TCI Express Ltd.	3,754	29,975
	TD Power Systems Ltd.	29,800	172,388
*	TeamLease Services Ltd.	973	20,292
	Tech Mahindra Ltd.	45,211	750,207
	Techno Electric & Engineering Co. Ltd.	12,589	206,909
	Tega Industries Ltd.	421	9,091
	Texmaco Rail & Engineering Ltd.	49,331	82,179
	Thanga Mayil Jewellery Ltd.	1,650	35,425
	Thejo Engineering Ltd.	612	16,434
	Themis Medicare Ltd.	3,727	4,542
	Thermax Ltd.	2,584	115,825
	Thirumalai Chemicals Ltd.	17,134	58,029
	Thomas Cook India Ltd.	36,462	69,856
Ω	Thyrocare Technologies Ltd.	4,402	66,536
	Tilaknagar Industries Ltd.	20,689	115,891
	Time Technoplast Ltd.	52,285	277,205
	Timken India Ltd.	5,493	206,972
		Shares	Value»
INDIA — (Continued)
	Titagarh Rail System Ltd.	16,029	$156,579
	Titan Co. Ltd.	27,228	1,034,212
	Torrent Pharmaceuticals Ltd.	20,591	879,536
	Torrent Power Ltd.	39,877	591,703
	Tourism Finance Corp. of India Ltd.	21,611	72,663
	TransIndia Real Estate Ltd.	31,372	11,755
	Transport Corp. of India Ltd.	9,892	131,796
	Trent Ltd.	10,624	606,721
	Trident Ltd.	309,053	105,813
	Triveni Engineering & Industries Ltd.	37,325	145,205
	Triveni Turbine Ltd.	9,150	62,302
	TTK Healthcare Ltd.	475	6,702
	TTK Prestige Ltd.	10,094	72,587
	Tube Investments of India Ltd.	27,497	886,562
	TVS Holdings Ltd.	1,656	218,685
	TVS Motor Co. Ltd.	47,653	1,521,715
	TVS Srichakra Ltd.	1,447	49,482
	Uflex Ltd.	11,771	79,301
*	Ugro Capital Ltd.	21,291	41,153
Ω	Ujjivan Small Finance Bank Ltd.	115,379	58,225
	UltraTech Cement Ltd.	4,812	670,030
*	Unichem Laboratories Ltd.	9,550	68,318
	Union Bank of India Ltd.	199,983	297,315
	United Breweries Ltd.	3,175	70,348
	United Spirits Ltd.	39,557	602,499
	UNO Minda Ltd.	51,988	615,203
*	UPL Ltd.	193,634	1,495,372
*	Urja Global Ltd.	81,988	13,010
	Usha Martin Ltd.	48,729	208,216
	UTI Asset Management Co. Ltd.	14,793	222,990
*	VA Tech Wabag Ltd.	14,418	259,033
	Vadilal Industries Ltd.	532	31,610
	Vaibhav Global Ltd.	17,605	45,254
*	Valor Estate Ltd.	24,477	51,339
	Vardhman Special Steels Ltd.	2,805	8,635
	Vardhman Textiles Ltd.	40,668	201,265
*Ω	Varroc Engineering Ltd.	13,072	79,509
	Varun Beverages Ltd.	111,631	661,427
*	Vascon Engineers Ltd.	4,992	3,050
	Vedanta Ltd.	338,403	1,630,430

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Veedol Corporation Ltd.	1,030	$19,433
	Venky's India Ltd.	1,715	29,538
	Vesuvius India Ltd.	31,880	187,579
	V-Guard Industries Ltd.	35,226	153,476
	Vinati Organics Ltd.	9,335	194,164
	Vindhya Telelinks Ltd.	2,575	46,167
	Vishnu Chemicals Ltd.	4,745	30,697
*	VL E-Governance & IT Solutions Ltd.	22,171	11,166
*	Vodafone Idea Ltd.	1,722,808	135,262
	Voltamp Transformers Ltd.	1,363	136,117
	Voltas Ltd.	14,336	215,155
	VRL Logistics Ltd.	10,687	75,145
	VST Industries Ltd.	18,447	59,297
	VST Tillers Tractors Ltd.	975	50,582
	Welspun Corp. Ltd.	50,380	533,873
	Welspun Enterprises Ltd.	19,817	110,839
	Welspun Living Ltd.	110,117	159,359
	West Coast Paper Mills Ltd.	12,552	75,999
*	Westlife Foodworld Ltd.	15,854	130,820
	Whirlpool of India Ltd.	4,402	66,714
	Wipro Ltd.	203,012	570,949
*	Wockhardt Ltd.	12,157	230,235
	Wonderla Holidays Ltd.	6,827	49,231
*	Yes Bank Ltd.	45,820	9,849
	Zee Entertainment Enterprises Ltd.	231,835	312,193
*	Zee Media Corp. Ltd.	107,388	16,264
	Zen Technologies Ltd.	1,800	29,624
	Zensar Technologies Ltd.	38,222	351,570
	Zydus Lifesciences Ltd.	35,739	391,230
	Zydus Wellness Ltd.	4,155	95,744
TOTAL INDIA			243,434,977
INDONESIA — (0.4%)
	ABM Investama Tbk. PT	144,100	25,725
	AKR Corporindo Tbk. PT	1,846,900	150,562
*	Alam Sutera Realty Tbk. PT	4,051,400	38,360
	Alamtri Minerals Indonesia Tbk. PT	317,500	21,372
	Alamtri Resources Indonesia Tbk. PT	4,042,400	453,142
		Shares	Value»
INDONESIA — (Continued)
*	Amman Mineral Internasional PT	37,000	$18,860
	Aneka Tambang Tbk. PT	2,057,846	356,080
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,326,700	47,107
	Aspirasi Hidup Indonesia Tbk. PT	1,894,100	54,073
	Astra Agro Lestari Tbk. PT	162,100	67,007
	Astra International Tbk. PT	2,428,700	750,761
	Astra Otoparts Tbk. PT	396,000	51,715
	Avia Avian Tbk. PT	1,776,600	49,095
*	Bank Aladin Syariah Tbk. PT	210,900	10,244
	Bank Amar Indonesia Tbk. PT	503,666	6,303
	Bank BTPN Syariah Tbk. PT	700,400	59,864
*	Bank Bukopin Tbk. PT	7,881,856	30,112
	Bank Central Asia Tbk. PT	2,994,300	1,500,730
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	11,447
*	Bank Jago Tbk. PT	185,400	21,008
	Bank Mandiri Persero Tbk. PT	4,538,500	1,235,519
*	Bank Mayapada International Tbk. PT	3,615,992	40,360
	Bank Maybank Indonesia Tbk. PT	1,445,900	18,115
*	Bank Nationalnobu Tbk. PT	660,077	20,810
	Bank Negara Indonesia Persero Tbk. PT	1,781,400	432,005
*	Bank Neo Commerce Tbk. PT	2,633,900	38,704
	Bank OCBC Nisp Tbk. PT	796,500	64,296
*	Bank Pan Indonesia Tbk. PT	1,283,500	87,264
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	820,743	39,140
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,259,300	38,627

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Rakyat Indonesia Persero Tbk. PT	3,445,834	$771,627
	Bank Syariah Indonesia Tbk. PT	833,160	137,543
	Bank Tabungan Negara Persero Tbk. PT	1,737,592	117,097
	Barito Pacific Tbk. PT	873,282	138,962
	Barito Renewables Energy Tbk. PT	44,000	20,873
	BFI Finance Indonesia Tbk. PT	2,437,900	113,162
	BISI International Tbk. PT	199,000	11,173
	Blue Bird Tbk. PT	168,500	19,938
*	Buana Lintas Lautan Tbk. PT	3,163,100	25,945
*	Bukalapak.com Tbk. PT	14,235,700	130,343
	Bukit Asam Tbk. PT	1,240,600	182,146
	Buma Internasional Grup Tbk. PT	1,404,500	31,004
*	Bumi Resources Minerals Tbk. PT	5,308,700	138,230
*	Bumi Resources Tbk. PT	21,574,900	145,217
*	Bumi Serpong Damai Tbk. PT	1,288,000	61,699
*	Capital Financial Indonesia Tbk. PT	1,344,700	84,576
*	Cemindo Gemilang PT	689,100	33,888
	Charoen Pokphand Indonesia Tbk. PT	774,400	231,448
Ω	Cikarang Listrindo Tbk. PT	409,000	17,135
	Ciputra Development Tbk. PT	2,794,447	155,645
	Cisarua Mountain Dairy Tbk. PT	127,100	38,540
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	13,267
	Dayamitra Telekomunikasi PT	3,553,900	125,285
	Dharma Satya Nusantara Tbk. PT	1,298,400	108,321
*	Dian Swastatika Sentosa Tbk. PT	57,900	227,845
	Elang Mahkota Teknologi Tbk. PT	3,429,100	129,613
	Elnusa Tbk. PT	1,799,200	53,332
*	Energi Mega Persada Tbk. PT	1,478,800	52,949
	Erajaya Swasembada Tbk. PT	3,182,500	93,958
		Shares	Value»
INDONESIA — (Continued)
	ESSA Industries Indonesia Tbk. PT	2,376,500	$90,748
	Gajah Tunggal Tbk. PT	649,500	41,366
	Garudafood Putra Putri Jaya Tbk. PT	2,647,400	58,570
	Golden Energy Mines Tbk. PT	31,000	17,225
*	Gudang Garam Tbk. PT	171,300	91,923
*	Harum Energy Tbk. PT	282,300	13,523
*	Impack Pratama Industri Tbk. PT	1,776,300	53,728
	Indah Kiat Pulp & Paper Tbk. PT	759,900	313,026
	Indika Energy Tbk. PT	446,900	36,362
	Indo Tambangraya Megah Tbk. PT	140,900	196,598
	Indocement Tunggal Prakarsa Tbk. PT	227,200	72,289
	Indofood CBP Sukses Makmur Tbk. PT	142,700	84,768
	Indofood Sukses Makmur Tbk. PT	1,133,000	585,031
	Indomobil Sukses Internasional Tbk. PT	398,300	25,109
	Indosat Tbk. PT	1,060,400	141,512
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,078,076	64,333
*††	Inti Agri Resources Tbk. PT	532,800	0
*	Intiland Development Tbk. PT	873,100	6,683
	Japfa Comfeed Indonesia Tbk. PT	1,792,100	173,548
	Jasa Marga Persero Tbk. PT	367,604	79,881
	Jaya Real Property Tbk. PT	957,600	43,369
	Kalbe Farma Tbk. PT	1,747,300	151,124
*	Kawasan Industri Jababeka Tbk. PT	5,806,510	66,670
*	Lippo Karawaci Tbk. PT	10,772,700	54,260
	Map Aktif Adiperkasa PT	3,040,400	127,425
	Matahari Department Store Tbk. PT	289,600	30,730
	Mayora Indah Tbk. PT	633,400	85,686
	Medco Energi Internasional Tbk. PT	3,468,500	270,395

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Media Nusantara Citra Tbk. PT	2,673,600	$40,893
	Medikaloka Hermina Tbk. PT	2,104,600	201,665
*	Merdeka Battery Materials Tbk. PT	1,685,100	48,864
*	Merdeka Copper Gold Tbk. PT	539,142	76,990
*	Metro Healthcare Indonesia Tbk. PT	1,818,200	26,278
	Metrodata Electronics Tbk. PT	1,934,000	69,849
	Midi Utama Indonesia Tbk. PT	405,000	10,842
	Mitra Adiperkasa Tbk. PT	3,535,200	252,273
	Mitra Keluarga Karyasehat Tbk. PT	457,700	66,123
	Mitra Pinasthika Mustika Tbk. PT	655,500	38,021
*	MNC Digital Entertainment Tbk. PT	311,000	9,220
*	MNC Land Tbk. PT	19,621,000	201,235
	Pabrik Kertas Tjiwi Kimia Tbk. PT	426,900	158,910
*	Pacific Strategic Financial Tbk. PT	719,300	49,166
	Pakuwon Jati Tbk. PT	4,627,000	98,889
*	Panin Financial Tbk. PT	3,727,900	57,408
	Pantai Indah Kapuk Dua Tbk. PT	70,500	70,424
	Perusahaan Gas Negara Tbk. PT	1,396,500	138,058
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	918,500	77,456
	Petrindo Jaya Kreasi Tbk. PT	2,642,000	245,361
	Petrosea Tbk. PT	659,800	151,007
*††	Pool Advista Indonesia Tbk. PT	107,000	61
	Puradelta Lestari Tbk. PT	3,333,600	27,927
*††	Rimo International Lestari Tbk. PT	17,222,700	0
	Rukun Raharja Tbk. PT	207,100	32,777
	Samudera Indonesia Tbk. PT	2,565,000	51,065
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	17,093
		Shares	Value»
INDONESIA — (Continued)
	Sarana Menara Nusantara Tbk. PT	4,605,100	$170,451
	Sariguna Primatirta Tbk. PT	1,578,200	53,525
	Sawit Sumbermas Sarana Tbk. PT	939,900	79,601
*††	Sekawan Intipratama Tbk. PT	253,200	0
	Selamat Sempurna Tbk. PT	783,200	94,330
	Semen Indonesia Persero Tbk. PT	664,510	98,973
	Siloam International Hospitals Tbk. PT	323,168	41,434
*††	Sri Rejeki Isman Tbk. PT	5,584,400	9,290
	Sumber Alfaria Trijaya Tbk. PT	2,295,700	322,665
	Sumber Tani Agung Resources Tbk. PT	474,200	26,920
	Summarecon Agung Tbk. PT	2,680,323	67,008
	Surya Citra Media Tbk. PT	4,617,500	51,674
	Surya Semesta Internusa Tbk. PT	1,950,500	307,369
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	4,314	75,926
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,045,800	183,637
	Temas Tbk. PT	3,424,000	26,606
	Tempo Scan Pacific Tbk. PT	231,900	30,944
	Timah Tbk. PT	691,000	42,290
	Tower Bersama Infrastructure Tbk. PT	418,300	49,704
*††	Trada Alam Minera Tbk. PT	8,033,600	0
	Transcoal Pacific Tbk. PT	108,100	41,221
*	Trimegah Sekuritas Indonesia Tbk. PT	503,900	11,313
	Triputra Agro Persada PT	1,565,000	137,749
	Tunas Baru Lampung Tbk. PT	935,614	45,462
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	494,600	38,865
	Unilever Indonesia Tbk. PT	549,800	57,038
	United Tractors Tbk. PT	472,500	692,363

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Vale Indonesia Tbk. PT	477,245	$99,796
*††	Waskita Karya Persero Tbk. PT	3,327,686	7,660
*††	Wijaya Karya Persero Tbk. PT	2,883,734	26,813
	XLSMART Telecom Sejahtera Tbk. PT	1,388,629	212,514
TOTAL INDONESIA			17,446,046
IRELAND — (0.3%)
	AIB Group PLC	560,378	4,420,626
	Bank of Ireland Group PLC	321,482	4,311,069
	Cairn Homes PLC	192,959	478,915
	Dalata Hotel Group PLC	79,144	575,431
	FBD Holdings PLC (FBD ID)	12,798	204,001
	Glanbia PLC (GLB ID)	50,946	740,239
*Ω	Glenveagh Properties PLC	186,836	398,496
	Irish Continental Group PLC (IR5B ID)	43,924	277,037
	Kerry Group PLC (KYGA ID), Class A	8,801	812,948
	Kingspan Group PLC (KSP ID)	35,278	2,927,787
*	Permanent TSB Group Holdings PLC	27,099	64,331
TOTAL IRELAND			15,210,880
ISRAEL — (0.8%)
#*	Adgar Investment & Development Ltd.	20,210	30,938
*	AFI Properties Ltd.	3,808	230,481
#	Africa Israel Residences Ltd.	1,024	82,499
*	Airport City Ltd.	12,331	219,865
#*	Allot Ltd.	4,114	32,142
	Alony Hetz Properties & Investments Ltd.	23,769	247,771
	Alrov Properties & Lodgings Ltd.	2,536	188,733
#	Amos Luzon Development & Energy Group Ltd.	42,724	38,546
	Amot Investments Ltd.	14,608	99,602
	Analyst IMS Investment Management Services Ltd.	1,267	45,274
		Shares	Value»
ISRAEL — (Continued)
	Arad Ltd.	4,947	$75,469
*	Argo Properties NV	2,506	81,897
*	Ashdod Refinery Ltd.	1,690	29,062
#	Ashtrom Group Ltd.	8,814	183,674
	AudioCodes Ltd. (AUDC US)	7,330	73,447
	Aura Investments Ltd.	12,697	84,779
	Automatic Bank Services Ltd.	5,810	36,890
	Azorim-Investment Development & Construction Co. Ltd.	9,305	60,198
	Azrieli Group Ltd.	1,691	166,139
	Bank Hapoalim BM	144,881	2,716,964
	Bank Leumi Le-Israel BM	212,296	3,927,216
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,819	344,977
	Bezeq The Israeli Telecommunication Corp. Ltd.	239,336	445,213
*	Big Shopping Centers Ltd.	1,233	234,848
	Blue Square Real Estate Ltd.	1,552	177,478
*	Brainsway Ltd. (BWAY IT)	1,681	9,868
#*	Camtek Ltd.	1,451	140,424
	Carasso Motors Ltd.	9,772	115,306
*	Cellcom Israel Ltd. (CEL IT)	48,962	442,552
*	Ceragon Networks Ltd.	10,169	22,474
	Clal Insurance Enterprises Holdings Ltd.	23,464	1,124,960
	Cohen Development Gas & Oil Ltd.	260	16,090
*	Compugen Ltd.	10,412	15,075
	Danel Adir Yeoshua Ltd.	2,031	278,376
	Danya Cebus Ltd.	1,918	69,971
	Delek Automotive Systems Ltd.	6,426	50,245
	Delek Group Ltd.	2,779	564,416
	Delta Galil Ltd.	5,326	282,614
#	Delta Israel Brands Ltd.	1,199	31,022
	Diplomat Holdings Ltd.	1,100	17,143
	Direct Finance of Direct Group 2006 Ltd.	165	25,675
*	Dor Alon Energy in Israel 1988 Ltd.	1,403	55,452

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Doral Group Renewable Energy Resources Ltd.	18,496	$87,529
#	Duniec Brothers Ltd.	917	61,925
*	El Al Israel Airlines	55,931	225,792
	Elbit Systems Ltd. (ESLT US)	311	145,147
	Electra Consumer Products 1970 Ltd.	1,849	73,372
	Electra Ltd.	555	336,261
#*	Electra Real Estate Ltd.	2,119	28,526
#	Energix-Renewable Energies Ltd.	19,149	74,592
*	Enlight Renewable Energy Ltd. (ENLT IT)	3,423	84,049
*	Enlight Renewable Energy Ltd. (ENLT US)	3,135	77,215
*	Equital Ltd.	7,659	332,322
*	Fattal Holdings 1998 Ltd.	1,780	320,377
	First International Bank of Israel Ltd.	14,348	996,578
	FMS Enterprises Migun Ltd.	1,064	45,629
	Formula Systems 1985 Ltd. (FORTY IT)	2,636	317,313
	Fox Wizel Ltd.	3,553	368,450
	Gav-Yam Lands Corp. Ltd.	8,208	91,616
*	Gilat Satellite Networks Ltd.	8,621	64,579
*	Hagag Group Real Estate Development	11,912	74,620
	Hamat Group Ltd.	5,314	25,303
	Harel Insurance Investments & Financial Services Ltd.	26,685	804,440
	Hilan Ltd.	4,993	407,911
	Hiper Global Ltd.	1,464	8,104
	ICL Group Ltd.	43,607	271,668
	IDI Insurance Co. Ltd.	3,452	198,859
*	IES Holdings Ltd.	852	74,204
	Ilex Medical Ltd.	1,583	28,184
	Inrom Construction Industries Ltd.	28,910	168,554
	Isracard Ltd.	61,649	252,515
	Israel Canada TR Ltd.	12,755	63,368
	Israel Discount Bank Ltd., Class A	168,812	1,614,439
		Shares	Value»
ISRAEL — (Continued)
	Israel Shipyards Industries Ltd.	1,705	$64,754
	Isras Investment Co. Ltd.	575	156,019
	Issta Ltd.	2,735	85,007
	Kamada Ltd. (KMDA IT)	2,220	16,562
*	Kamada Ltd. (KMDA US)	6,695	49,476
	Kardan Real Estate Enterprise & Development Ltd.	30,989	56,009
	Kenon Holdings Ltd.	5,202	247,433
	Kerur Holdings Ltd.	1,856	45,887
	Kvutzat Acro Ltd.	4,883	71,010
	Lahav L.R. Real Estate Ltd.	7,178	13,162
	Land Development Nimrodi Group Ltd.	8,235	87,381
	Lapidoth Capital Ltd.	1,405	31,966
	M Yochananof & Sons Ltd.	1,596	147,210
	Magic Software Enterprises Ltd. (MGIC IT)	1,425	29,901
#	Magic Software Enterprises Ltd. (MGIC US)	11,223	232,428
*	Malam - Team Ltd.	2,662	89,890
	Matrix IT Ltd.	9,410	345,876
	Max Stock Ltd.	23,380	124,514
#	Maytronics Ltd.	16,664	21,476
	Mediterranean Towers Ltd.	32,870	118,767
	Mega Or Holdings Ltd.	4,762	223,421
	Meitav Investment House Ltd.	16,138	402,671
	Melisron Ltd.	1,840	211,853
	MENIF - Financial Services Ltd.	3,440	22,474
	Menora Mivtachim Holdings Ltd.	5,554	482,809
*	Meshek Energy Renewable Energies Ltd.	44,062	57,569
#	Meshulam Levinstein Contracting & Engineering Ltd.	646	94,759
	Migdal Insurance & Financial Holdings Ltd.	103,517	315,919
	Mivne Real Estate KD Ltd.	70,674	266,400
	Mivtach Shamir Holdings Ltd.	2,074	168,683

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mizrahi Tefahot Bank Ltd.	21,980	$1,357,762
	Naphtha Israel Petroleum Corp. Ltd.	6,012	46,436
	Nawi Group Ltd.	5,014	87,592
*	Nayax Ltd.	521	22,973
	Neto Malinda Trading Ltd.	2,036	85,225
*	Neto ME Holdings Ltd.	161	9,838
	Next Vision Stabilized Systems Ltd.	13,571	556,228
*	Nice Ltd. (NICE IT)	193	30,129
#*	Nice Ltd. (NICE US), Sponsored ADR	702	109,547
*	Nova Ltd. (NVMI IT)	586	156,269
	Novolog Ltd.	74,680	30,529
	Oil Refineries Ltd.	753,120	197,017
	One Software Technologies Ltd.	15,054	388,942
*	OPC Energy Ltd.	6,083	91,384
*	OY Nofar Energy Ltd.	2,215	66,317
	Palram Industries 1990 Ltd.	5,010	109,185
	Partner Communications Co. Ltd.	51,349	472,898
	Paz Retail & Energy Ltd.	3,262	603,146
*	Perion Network Ltd.	10,726	116,297
	Phoenix Financial Ltd.	43,541	1,483,576
	Plasson Industries Ltd.	1,203	72,420
	Polyram Plastic Industries Ltd.	4,798	15,551
	Prashkovsky Investments & Construction Ltd.	2,012	77,149
*	Priortech Ltd.	1,631	92,585
	Qualitau Ltd.	2,085	261,931
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,487	325,245
*	Rani Zim Shopping Centers Ltd.	14,142	20,965
	Retailors Ltd.	5,865	122,019
	Sano-Brunos Enterprises Ltd.	288	30,085
*	Scope Metals Group Ltd.	2,905	129,665
*	Shikun & Binui Ltd.	39,778	189,345
*	Shikun & Binui Soltec Renewable Energy	50,044	46,131
	Shufersal Ltd.	26,366	318,759
		Shares	Value»
ISRAEL — (Continued)
	Strauss Group Ltd.	2,516	$67,560
	Summit Real Estate Holdings Ltd.	15,262	289,694
	Tadiran Group Ltd.	843	44,776
Ω	Tamar Petroleum Ltd.	20,723	247,584
*	TAT Technologies Ltd.	930	33,487
	Tel Aviv Stock Exchange Ltd.	20,243	382,150
	Telsys Ltd.	786	49,428
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	30,689	480,925
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	66,494	1,027,332
	Tiv Taam Holdings 1 Ltd.	17,262	41,784
*	Tower Semiconductor Ltd. (TSEM US)	6,639	303,734
	Turpaz Industries Ltd.	5,660	85,645
*	Veridis Environment Ltd.	2,880	20,032
	Victory Supermarket Chain Ltd.	1,508	22,144
	YD More Investments Ltd.	9,388	96,698
	YH Dimri Construction & Development Ltd.	879	95,467
TOTAL ISRAEL			36,132,072
ITALY — (2.3%)
	A2A SpA	574,705	1,400,413
	ACEA SpA	17,230	382,373
	Amplifon SpA	24,895	419,080
	Ariston Holding NV	13,708	71,364
	Arnoldo Mondadori Editore SpA	66,336	152,713
	Ascopiave SpA	20,805	71,863
	Avio SpA	4,330	147,971
	Azimut Holding SpA	45,890	1,559,915
	Banca Generali SpA	21,043	1,175,299
	Banca IFIS SpA	8,519	235,930
	Banca Mediolanum SpA	80,142	1,413,607
	Banca Monte dei Paschi di Siena SpA	357,382	3,042,543
#	Banca Profilo SpA	46,925	8,881
*Ω	Banca Sistema SpA	18,647	39,975
	Banco BPM SpA	403,551	5,146,546
	Banco di Desio e della Brianza SpA	18,839	161,185
	BasicNet SpA	5,690	46,242
*Ω	BFF Bank SpA	49,749	590,630
#	Biesse SpA	2,426	19,777

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	BPER Banca SpA	739,499	$7,277,045
	Brembo NV	16,904	162,054
	Brunello Cucinelli SpA	12,044	1,350,647
	Buzzi SpA	23,421	1,223,047
*	Cairo Communication SpA	20,451	63,585
Ω	Carel Industries SpA	8,963	243,476
	Cembre SpA	1,546	105,061
	Cementir Holding NV	15,517	230,520
*	CIR SpA-Compagnie Industriali	281,282	216,753
	Comer Industries SpA	343	12,785
	Credito Emiliano SpA	37,931	574,977
	d'Amico International Shipping SA	18,806	77,501
#	Danieli & C Officine Meccaniche SpA (DAN IM)	4,771	205,019
	Danieli & C Officine Meccaniche SpA (DANR IM)	14,987	487,256
	Datalogic SpA	7,679	41,448
	De' Longhi SpA	324	10,627
*Ω	doValue SpA	14,473	43,029
	Emak SpA	23,116	22,970
Ω	Enav SpA	24,621	108,013
	Enel SpA	756,545	6,671,431
	Eni SpA (ENI IM)	413,747	7,061,558
	ERG SpA	13,003	281,703
#	Esprinet SpA	13,585	64,542
	Ferrari NV (RACE IM)	9,037	3,962,878
#	Ferretti SpA	32,804	98,969
	Fiera Milano SpA	3,538	25,388
	Fila SpA	13,113	129,264
	FinecoBank Banca Fineco SpA	142,072	3,025,283
	FNM SpA	63,935	29,765
	Garofalo Health Care SpA	4,908	28,075
	Gefran SpA	1,857	22,198
	Generali	14,547	542,687
	GPI SpA	1,522	26,998
	Hera SpA	276,415	1,182,769
#	IMMSI SpA	88,096	50,861
	Intercos SpA	2,611	34,928
	Intesa Sanpaolo SpA	769,891	4,638,794
	Iren SpA	145,146	415,650
	Italgas SpA	167,444	1,389,344
#	Italian Sea Group SpA	4,884	30,514
	Italmobiliare SpA	5,539	178,355
	Iveco Group NV	63,417	1,310,806
	Leonardo SpA	23,513	1,267,424
	Lottomatica Group SpA	2,691	72,536
	Maire SpA	50,309	698,817
	MARR SpA	2,014	23,592
		Shares	Value»
ITALY — (Continued)
	Mediobanca Banca di Credito Finanziario SpA	131,099	$2,886,321
#	MFE-MediaForEurope NV (MFEA IM), Class A	44,852	142,145
	MFE-MediaForEurope NV (MFEB IM), Class B	12,611	56,672
	Moltiply Group SpA	6,507	321,382
	Moncler SpA	38,488	2,052,664
*	NewPrinces SpA	6,439	167,803
Ω	Nexi SpA	134,584	768,506
	Orsero SpA	2,438	39,227
Ω	OVS SpA	86,178	356,748
	Pharmanutra SpA	668	34,977
#	Piaggio & C SpA	32,470	70,093
Ω	Pirelli & C SpA	119,851	807,960
Ω	Poste Italiane SpA	34,795	751,743
	Prysmian SpA	43,242	3,453,454
Ω	RAI Way SpA	45,846	306,063
	Recordati Industria Chimica e Farmaceutica SpA	21,981	1,260,691
	Reply SpA	6,245	978,178
	Rizzoli Corriere Della Sera Mediagroup SpA	38,378	44,862
	Sabaf SpA	1,655	25,825
#*	Safilo Group SpA	47,686	59,178
	Saipem SpA	537,870	1,437,742
*	Salvatore Ferragamo SpA	1,248	7,058
#	Sanlorenzo SpA	3,355	113,074
#	Sesa SpA	2,358	177,562
	Snam SpA	144,354	836,569
	Sogefi SpA	26,838	83,639
	SOL SpA	12,728	679,149
	Stellantis NV (STLAM IM)	245,379	2,165,495
#	Tamburi Investment Partners SpA	29,041	255,737
Ω	Technogym SpA	36,534	563,692
*	Telecom Italia SpA (TIT IM)	3,696,209	1,698,528
*	Telecom Italia SpA (TITR IM)	1,278,036	658,159
	Tenaris SA (TEN IM)	46,810	817,544
#	Tenaris SA (TS US), ADR	1,964	68,622
	Terna - Rete Elettrica Nazionale	161,736	1,564,949
*	TREVI - Finanziaria Industriale SpA	52,648	20,219
	TXT e-solutions SpA	990	38,014
	UniCredit SpA	141,784	10,431,583
	Unipol Assicurazioni SpA	170,742	3,424,692

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Webuild SpA	170,551	$767,591
	Wiit SpA	2,903	51,675
#	Zignago Vetro SpA	1,915	17,127
TOTAL ITALY			102,270,161
JAPAN — (14.5%)
#	&Do Holdings Co. Ltd.	2,900	20,889
	77 Bank Ltd.	20,800	718,467
#	A&D HOLON Holdings Co. Ltd.	11,800	156,816
	AB & Company Co. Ltd.	5,100	32,404
	ABC-Mart, Inc.	21,400	400,466
	Achilles Corp.	4,500	33,032
	Acom Co. Ltd.	95,300	275,601
	AD Works Group Co. Ltd.	22,810	53,369
#	Adastria Co. Ltd.	11,700	232,355
	ADEKA Corp.	28,200	556,535
	Ad-sol Nissin Corp.	3,200	28,438
	Adtec Plasma Technology Co. Ltd.	1,000	8,654
	Advan Group Co. Ltd.	6,600	37,917
	Advantest Corp.	59,900	3,983,296
#	Aeon Co. Ltd.	67,224	2,147,325
	Aeon Fantasy Co. Ltd.	3,100	73,706
#	AEON Financial Service Co. Ltd.	33,900	304,846
	Aeon Hokkaido Corp.	15,900	94,493
	Aeon Kyushu Co. Ltd.	1,500	29,903
#	AFC-HD AMS Life Science Co. Ltd.	4,100	24,085
	AGC, Inc.	24,900	749,357
#	Ahresty Corp.	9,600	50,671
	Ai Holdings Corp.	3,700	59,222
	Aica Kogyo Co. Ltd.	14,800	364,417
	Aichi Corp.	11,200	95,545
	Aichi Financial Group, Inc.	10,889	195,072
#	Aichi Steel Corp.	16,800	255,695
	Aichi Tokei Denki Co. Ltd.	3,600	57,117
	Aida Engineering Ltd.	14,200	85,731
	Aiful Corp.	112,400	332,122
	Ain Holdings, Inc.	7,800	300,220
	Ainavo Holdings Co. Ltd.	1,600	7,596
	Aiphone Co. Ltd.	4,500	84,729
	Air Water, Inc.	54,400	803,635
#	Airman Corp.	8,800	119,869
	Airport Facilities Co. Ltd.	10,500	65,573
#	Airtech Japan Ltd.	1,600	11,535
	Airtrip Corp.	1,700	10,283
		Shares	Value»
JAPAN — (Continued)
	Aisan Industry Co. Ltd.	16,500	$182,414
	Aisin Corp.	103,000	1,423,461
#	AIT Corp.	3,900	48,297
	Ajinomoto Co., Inc.	50,300	1,330,758
	Akatsuki Corp.	8,500	29,754
	Akatsuki, Inc.	1,100	21,704
#*	Akebono Brake Industry Co. Ltd.	56,400	39,439
	Akita Bank Ltd.	5,900	127,934
	Albis Co. Ltd.	2,300	50,619
	Alconix Corp.	11,500	160,895
	Alfresa Holdings Corp.	42,100	611,123
#	Alinco, Inc.	7,300	50,421
#	Alleanza Holdings Co. Ltd.	4,100	28,697
	Allied Telesis Holdings KK	17,200	21,184
	Alpen Co. Ltd.	5,600	89,423
#	Alpha Systems, Inc.	1,900	45,076
	Alps Alpine Co. Ltd.	53,344	565,142
	ALSOK Co. Ltd.	69,100	481,323
	Altech Corp.	6,710	121,962
	Amada Co. Ltd.	80,000	902,074
	Amano Corp.	21,400	597,140
	Amiyaki Tei Co. Ltd.	3,300	33,308
#	Amuse, Inc.	4,500	48,664
	Amvis Holdings, Inc.	17,700	60,482
	ANA Holdings, Inc.	11,800	218,802
#	Anabuki Kosan, Inc.	1,900	25,250
	Anest Iwata Corp.	8,600	89,398
	Anicom Holdings, Inc.	18,800	97,083
	Anrakutei Co. Ltd.	300	14,608
	Anycolor, Inc.	5,700	177,628
*	AnyMind Group, Inc.	1,600	6,032
	AOI Electronics Co. Ltd.	1,100	14,474
	AOKI Holdings, Inc.	13,600	154,584
	Aoyama Trading Co. Ltd.	10,200	154,728
	Aoyama Zaisan Networks Co. Ltd.	7,300	87,436
#	Aozora Bank Ltd.	31,300	459,214
	Arakawa Chemical Industries Ltd.	6,700	50,020
	Arata Corp.	9,400	200,439
	Araya Industrial Co. Ltd.	900	29,812
	ARCLANDS Corp.	9,179	105,983
	Arcs Co. Ltd.	12,280	247,094
	ARE Holdings, Inc.	23,300	274,648
	Arealink Co. Ltd.	9,200	154,530
	Argo Graphics, Inc.	4,200	146,853
	Arisawa Manufacturing Co. Ltd.	10,600	108,432
	Artience Co. Ltd.	14,300	302,818

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Artnature, Inc.	5,822	$30,918
#	Artner Co. Ltd.	2,000	24,989
	As One Corp.	11,900	187,005
	Asahi Co. Ltd.	6,500	57,854
	Asahi Diamond Industrial Co. Ltd.	16,600	81,950
	Asahi Group Holdings Ltd.	176,600	2,240,362
	Asahi Intecc Co. Ltd.	32,200	501,099
	Asahi Kasei Corp.	226,718	1,577,448
#	Asahi Kogyosha Co. Ltd.	4,400	74,672
#	Asahi Net, Inc.	6,400	28,988
	Asahi Printing Co. Ltd.	1,800	10,823
#	Asahi Yukizai Corp.	6,800	194,690
	Asanuma Corp.	30,000	158,915
	Ashimori Industry Co. Ltd.	1,900	35,601
	Asia Pile Holdings Corp.	14,000	92,983
	Asics Corp.	85,600	2,012,395
	ASKA Pharmaceutical Holdings Co. Ltd.	8,300	135,604
	ASKUL Corp.	13,300	132,838
	Astellas Pharma, Inc.	197,400	2,046,766
	Astena Holdings Co. Ltd.	13,800	44,970
	Atrae, Inc.	4,600	23,355
	Aucnet, Inc.	8,000	89,337
	Autobacs Seven Co. Ltd.	18,600	181,463
	Aval Data Corp.	700	10,674
	Avant Group Corp.	7,100	71,091
	Avex, Inc.	3,600	30,458
	Awa Bank Ltd.	17,600	373,096
#	Axell Corp.	1,500	9,631
	Axial Retailing, Inc.	20,900	158,160
	Azbil Corp.	89,600	837,258
#	AZ-COM MARUWA Holdings, Inc.	22,900	176,652
	AZOOM Co. Ltd.	900	50,160
	Bandai Namco Holdings, Inc.	48,900	1,581,275
	Bando Chemical Industries Ltd.	14,200	169,063
#*	Bank of Innovation, Inc.	600	47,175
	Bank of Iwate Ltd.	4,400	102,579
	Bank of Nagoya Ltd.	4,165	242,396
	Bank of Saga Ltd.	4,794	86,844
	Bank of the Ryukyus Ltd.	13,100	106,875
	Base Co. Ltd.	2,400	55,727
*	baudroie, Inc.	2,800	53,058
	BayCurrent, Inc.	22,800	1,309,177
	Beauty Garage, Inc.	3,100	34,963
	Belc Co. Ltd.	3,900	186,578
		Shares	Value»
JAPAN — (Continued)
	Bell System24 Holdings, Inc.	14,900	$133,918
	Belluna Co. Ltd.	16,900	107,256
#	Bewith, Inc.	3,400	33,673
	Bic Camera, Inc.	32,300	337,255
	BIPROGY, Inc.	17,300	697,624
	B-Lot Co. Ltd.	4,000	38,858
	BML, Inc.	8,000	185,787
	Bookoff Group Holdings Ltd.	5,300	50,265
	Bourbon Corp.	700	12,187
*††	Bourbon Corp. SA	4,401	0
	Br Holdings Corp.	10,200	23,474
#	B-R31 Ice Cream Co. Ltd.	500	13,653
#	BrainPad, Inc.	5,700	50,620
	Bridgestone Corp.	80,100	3,240,058
	Brother Industries Ltd.	55,700	947,782
	Buffalo, Inc.	1,800	28,374
#	Bull-Dog Sauce Co. Ltd.	3,500	47,328
	Bunka Shutter Co. Ltd.	16,400	277,586
	Business Brain Showa-Ota, Inc.	4,000	72,786
#	Business Engineering Corp.	1,700	57,567
	C Uyemura & Co. Ltd.	1,800	115,288
	CAC Holdings Corp.	3,100	41,761
	Calbee, Inc.	19,300	354,206
	Canon Electronics, Inc.	7,900	133,477
	Canon Marketing Japan, Inc.	13,400	484,119
	Canon, Inc. (7751 JP)	32,000	908,884
	Capcom Co. Ltd.	48,200	1,226,966
	Career Design Center Co. Ltd.	2,000	25,890
	Careerlink Co. Ltd.	2,500	37,219
#	Carenet, Inc.	8,800	44,669
	Carlit Co. Ltd.	6,600	56,798
	Casio Computer Co. Ltd.	44,300	350,960
	Cawachi Ltd.	6,000	109,700
#	CDS Co. Ltd.	1,800	20,836
	Celsys, Inc.	10,800	118,117
	Central Automotive Products Ltd.	12,300	157,054
	Central Glass Co. Ltd.	9,600	207,366
	Central Japan Railway Co.	27,000	629,429
	Central Security Patrols Co. Ltd.	2,100	33,065
#	Central Sports Co. Ltd.	1,900	31,605

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ceres, Inc.	2,400	$37,971
#	Change Holdings, Inc.	9,600	73,439
	Charm Care Corp. KK	7,200	63,101
	Chiba Bank Ltd.	66,700	621,691
#	Chiba Kogyo Bank Ltd.	17,300	170,813
#	Chikaranomoto Holdings Co. Ltd.	3,600	34,225
	Chino Corp.	3,100	49,203
	Chiyoda Co. Ltd.	4,900	39,130
	Chiyoda Integre Co. Ltd.	5,000	101,958
	Chofu Seisakusho Co. Ltd.	6,100	80,830
	Chori Co. Ltd.	5,000	126,468
#	Choushimaru Co. Ltd.	1,900	19,767
	Chubu Electric Power Co., Inc.	54,600	667,799
	Chubu Shiryo Co. Ltd.	8,400	93,299
#	Chubu Steel Plate Co. Ltd.	4,100	59,141
	Chudenko Corp.	9,800	237,838
	Chuetsu Pulp & Paper Co. Ltd.	3,200	36,008
	Chugai Pharmaceutical Co. Ltd.	40,200	1,927,065
	Chugai Ro Co. Ltd.	2,300	55,685
	Chugin Financial Group, Inc.	50,900	660,823
	Chugoku Electric Power Co., Inc.	50,500	274,962
	Chugoku Marine Paints Ltd.	12,500	256,754
#	Chuo Spring Co. Ltd.	8,000	160,911
#	Chuo Warehouse Co. Ltd.	1,600	15,262
	Citizen Watch Co. Ltd.	72,700	436,375
	CKD Corp.	14,800	264,228
#	CK-San-Etsu Co. Ltd.	1,500	39,239
	Cleanup Corp.	8,300	39,805
#	CMK Corp.	19,100	46,497
	Coca-Cola Bottlers Japan Holdings, Inc.	32,456	496,263
	COLOPL, Inc.	22,700	78,667
	Colowide Co. Ltd.	21,900	282,733
	Computer Engineering & Consulting Ltd.	6,300	93,231
	COMSYS Holdings Corp.	26,405	605,331
	Comture Corp.	10,100	117,192
		Shares	Value»
JAPAN — (Continued)
	Concordia Financial Group Ltd.	154,617	$1,025,301
	Copro-Holdings Co. Ltd.	3,400	48,402
#*	Core Concept Technologies, Inc.	700	5,936
	Core Corp.	1,800	22,954
	Corona Corp.	5,700	35,696
	Cosel Co. Ltd.	8,100	62,605
	Cosmo Energy Holdings Co. Ltd.	23,600	1,047,429
	Cosmos Initia Co. Ltd.	5,600	52,716
	Cosmos Pharmaceutical Corp.	8,000	496,972
#	Cota Co. Ltd.	5,291	49,803
#*	Cover Corp.	11,700	165,319
#	Create Restaurants Holdings, Inc.	36,100	367,298
	Create SD Holdings Co. Ltd.	10,600	241,715
	Credit Saison Co. Ltd.	55,608	1,467,135
	Creek & River Co. Ltd.	4,300	42,596
	Cresco Ltd.	9,200	104,392
#	Cross Cat Co. Ltd.	3,100	22,440
	CTI Engineering Co. Ltd.	9,800	196,391
#	CTS Co. Ltd.	8,900	51,533
*	CUC, Inc.	2,000	15,390
	Curves Holdings Co. Ltd.	19,500	96,306
	CyberAgent, Inc.	63,900	639,980
#*	CYBERDYNE, Inc.	27,800	33,902
	Cybozu, Inc.	10,200	268,987
	Dai Nippon Printing Co. Ltd.	48,400	745,334
	Dai Nippon Toryo Co. Ltd.	7,000	57,585
	Daicel Corp.	78,900	678,703
	Dai-Dan Co. Ltd.	11,600	352,763
	Daido Metal Co. Ltd.	12,900	58,903
	Daido Steel Co. Ltd.	41,500	319,568
#	Daiei Kankyo Co. Ltd.	1,500	30,908
	Daifuku Co. Ltd.	29,700	751,891
#	Daihatsu Infinearth Mfg Co. Ltd.	7,700	134,309
	Daihen Corp.	2,300	108,602
	Daiho Corp.	12,500	68,981
	Dai-Ichi Cutter Kogyo KK	5,000	44,389
	Daiichi Jitsugyo Co. Ltd.	8,100	137,044
	Daiichi Kensetsu Corp.	1,800	36,825

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	$24,043
	Dai-ichi Life Holdings, Inc.	268,800	2,126,795
	Daiichi Sankyo Co. Ltd.	24,200	593,672
	Daiichikosho Co. Ltd.	23,382	251,032
#	Daiki Aluminium Industry Co. Ltd.	16,500	114,021
	Daikin Industries Ltd.	18,600	2,286,977
#	Daikoku Denki Co. Ltd.	4,300	63,084
	Daikokutenbussan Co. Ltd.	2,000	94,998
	Daikyonishikawa Corp.	15,400	72,698
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,400	98,843
	Daio Paper Corp.	28,900	161,003
	Daiseki Co. Ltd.	10,520	244,915
	Daishi Hokuetsu Financial Group, Inc.	30,500	746,457
	Daishinku Corp.	10,400	40,334
	Daisue Construction Co. Ltd.	3,800	58,773
#	Daisyo Corp.	1,700	13,361
	Daito Pharmaceutical Co. Ltd.	7,670	61,300
	Daito Trust Construction Co. Ltd.	7,600	778,070
	Daitron Co. Ltd.	3,300	80,439
	Daiwa House Industry Co. Ltd.	81,600	2,697,770
	Daiwa Industries Ltd.	11,800	131,166
	Daiwa Securities Group, Inc.	165,800	1,154,275
	Daiwabo Holdings Co. Ltd.	39,700	730,067
	DCM Holdings Co. Ltd.	44,100	419,265
*	DD GROUP Co. Ltd.	2,400	26,812
	Dear Life Co. Ltd.	11,300	95,713
#*	Demae-Can Co. Ltd.	4,500	5,282
	Denka Co. Ltd.	27,550	388,464
	Densan System Holdings Co. Ltd.	3,000	51,752
	Denso Corp.	76,300	1,035,194
	Dentsu Group, Inc.	23,300	459,490
	Dentsu Soken, Inc.	7,600	333,815
	Denyo Co. Ltd.	6,100	121,003
	Dexerials Corp.	57,900	837,097
	DIC Corp.	24,000	473,726
		Shares	Value»
JAPAN — (Continued)
#	Digital Arts, Inc.	3,400	$179,742
#	Digital Hearts Holdings Co. Ltd.	4,100	26,046
#	Digital Holdings, Inc.	5,700	46,143
	Digital Information Technologies Corp.	3,100	52,541
#	Dip Corp.	9,800	158,628
	Disco Corp.	7,400	2,186,896
	DKK Co. Ltd.	3,400	49,059
	DKS Co. Ltd.	2,800	95,798
	DMG Mori Co. Ltd.	46,000	1,062,932
	Doshisha Co. Ltd.	6,800	113,430
	Double Standard, Inc.	2,600	27,362
	Doutor Nichires Holdings Co. Ltd.	8,700	144,509
	Dowa Holdings Co. Ltd.	16,895	551,744
	DTS Corp.	12,200	404,771
	Duskin Co. Ltd.	8,400	221,769
#	DyDo Group Holdings, Inc.	5,600	98,897
	Eagle Industry Co. Ltd.	6,400	102,343
	East Japan Railway Co.	31,700	679,463
#	EAT&HOLDINGS Co. Ltd.	2,900	40,178
	Ebara Corp.	83,700	1,528,431
	Ebara Foods Industry, Inc.	2,300	38,612
	Ebara Jitsugyo Co. Ltd.	2,800	72,399
	Ebase Co. Ltd.	6,400	21,477
#	Eco's Co. Ltd.	4,000	65,453
	EDION Corp.	17,900	238,014
	eGuarantee, Inc.	11,100	109,888
#	Ehime Bank Ltd.	12,500	89,542
	Eisai Co. Ltd.	20,109	563,964
	Eizo Corp.	9,500	135,167
	EJ Holdings, Inc.	2,600	30,884
	Elan Corp.	2,501	14,127
	Elecom Co. Ltd.	10,300	133,221
	Electric Power Development Co. Ltd.	19,000	328,807
#	EM Systems Co. Ltd.	11,200	56,829
	en Japan, Inc.	10,100	117,260
	Endo Lighting Corp.	5,800	91,654
	ENEOS Holdings, Inc.	493,700	2,591,250
#	Enplas Corp.	2,000	69,713
	ERI Holdings Co. Ltd.	1,700	34,525
	ES-Con Japan Ltd.	10,700	68,866
	Eslead Corp.	3,700	114,004
	ESPEC Corp.	4,400	93,139
#	Eternal Hospitality Group Co. Ltd.	2,900	58,540
	eWeLL Co. Ltd.	1,200	18,663

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Exedy Corp.	12,100	$379,844
	EXEO Group, Inc.	44,290	581,753
	Ezaki Glico Co. Ltd.	5,500	169,830
	F&M Co. Ltd.	3,200	58,052
	FALCO HOLDINGS Co. Ltd.	2,100	33,371
	FANUC Corp.	10,100	281,153
	Fast Retailing Co. Ltd.	11,600	3,538,344
	FCC Co. Ltd.	12,300	246,886
*	FDK Corp.	1,199	3,181
	Feed One Co. Ltd.	8,680	62,282
	Ferrotec Corp.	17,100	410,134
#	FFRI Security, Inc.	1,400	57,185
#	FIDEA Holdings Co. Ltd.	7,220	72,804
	Financial Partners Group Co. Ltd.	21,500	345,197
#	FINDEX, Inc.	5,100	25,881
	Fintech Global, Inc.	24,800	18,157
	First Bank of Toyama Ltd.	19,500	139,779
#	Fixstars Corp.	10,200	137,241
	FJ Next Holdings Co. Ltd.	7,900	63,626
	Focus Systems Corp.	3,400	32,257
	Food & Life Cos. Ltd.	33,500	1,687,275
	Forum Engineering, Inc.	7,100	57,295
#	Forval Corp.	1,400	13,858
	Foster Electric Co. Ltd.	6,100	76,132
	FP Corp.	14,000	249,579
#	France Bed Holdings Co. Ltd.	9,800	84,071
	Freebit Co. Ltd.	6,000	59,802
	Freund Corp.	3,044	22,074
#*	Fronteo, Inc.	8,600	56,467
	FTGroup Co. Ltd.	6,700	53,512
	Fudo Tetra Corp.	4,750	74,276
	Fuji Corp. (6134 JP)	26,400	495,422
	Fuji Corp. Ltd.	9,500	43,563
#	Fuji Die Co. Ltd.	2,300	11,647
	Fuji Electric Co. Ltd.	27,200	1,352,335
	Fuji Kosan Co. Ltd.	1,700	13,815
	Fuji Kyuko Co. Ltd.	4,900	68,913
	Fuji Media Holdings, Inc.	12,900	304,098
	Fuji Oil Co. Ltd.	27,900	231,082
	Fuji Pharma Co. Ltd.	5,100	47,102
	Fuji Seal International, Inc.	11,086	203,669
	Fujibo Holdings, Inc.	3,100	122,137
	Fujicco Co. Ltd.	6,000	64,530
	FUJIFILM Holdings Corp.	44,600	925,103
	Fujikura Composites, Inc.	8,600	90,741
		Shares	Value»
JAPAN — (Continued)
#	Fujikura Kasei Co. Ltd.	10,400	$38,772
	Fujikura Ltd.	43,400	2,946,097
	Fujimi, Inc.	8,400	125,258
#	Fujio Food Group, Inc.	1,200	8,999
	Fujishoji Co. Ltd.	3,200	22,430
	Fujita Kanko, Inc.	2,300	160,038
	Fujitsu Ltd.	104,900	2,285,133
	FuKoKu Co. Ltd.	6,200	71,951
	Fukuda Corp.	2,600	91,698
	Fukuda Denshi Co. Ltd.	5,800	269,947
	Fukui Bank Ltd.	6,500	81,664
	Fukui Computer Holdings, Inc.	3,500	70,685
	Fukuoka Financial Group, Inc.	28,432	775,256
	Fukuyama Transporting Co. Ltd.	6,200	147,615
	FULLCAST Holdings Co. Ltd.	6,400	70,592
	Fumakilla Ltd.	3,000	22,035
	Funai Soken Holdings, Inc.	11,470	180,540
*	Furukawa Battery Co. Ltd.	1,100	10,097
	Furukawa Co. Ltd.	9,281	147,641
	Furukawa Electric Co. Ltd.	24,500	1,479,842
	Furuno Electric Co. Ltd.	10,200	294,202
	Furuya Metal Co. Ltd.	3,600	61,313
	Furyu Corp.	8,200	57,189
	Fuso Chemical Co. Ltd.	7,400	209,676
	Fuso Pharmaceutical Industries Ltd.	2,900	42,494
#	Futaba Corp.	3,500	14,371
	Futaba Industrial Co. Ltd.	22,700	122,052
	Future Corp.	16,700	261,011
	Fuyo General Lease Co. Ltd.	25,800	696,924
	G-7 Holdings, Inc.	8,100	70,209
#*	GA Technologies Co. Ltd.	7,800	103,814
	Gakken Holdings Co. Ltd.	11,000	69,828
	Gakkyusha Co. Ltd.	3,000	46,456
	Gakujo Co. Ltd.	3,500	43,113
	Galilei Co. Ltd.	8,600	188,646
	Gecoss Corp.	5,700	49,134
#	Genki Global Dining Concepts Corp.	4,000	91,936

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Genky DrugStores Co. Ltd.	8,400	$248,014
	Geo Holdings Corp.	7,600	82,622
	Gift Holdings, Inc.	3,800	87,509
#	giftee, Inc.	4,700	43,614
	Giken Ltd.	1,900	18,135
#	Global Security Experts, Inc.	600	12,546
	GLOBERIDE, Inc.	8,800	131,671
	Glory Ltd.	14,000	359,995
	GLtechno Holdings, Inc.	2,750	55,091
#	GMO Financial Gate, Inc.	1,000	31,835
	GMO Financial Holdings, Inc.	11,600	64,204
	GMO GlobalSign Holdings KK	1,200	18,202
	GMO internet group, Inc.	27,100	694,230
	GMO Payment Gateway, Inc.	8,400	468,156
	Godo Steel Ltd.	4,200	105,978
*	Gokurakuyu Holdings Co. Ltd.	8,600	27,685
	Goldcrest Co. Ltd.	7,200	157,552
	Goldwin, Inc.	5,500	283,199
	Grandy House Corp.	4,200	15,285
	GREE Holdings, Inc.	18,700	61,138
#	Greens Co. Ltd.	2,600	35,342
	grems, Inc.	3,300	54,945
	GS Yuasa Corp.	25,616	459,712
	GSI Creos Corp.	3,600	50,530
	G-Tekt Corp.	7,530	92,788
#	Gun-Ei Chemical Industry Co. Ltd.	1,900	36,224
	GungHo Online Entertainment, Inc.	5,840	111,800
	Gunma Bank Ltd.	120,400	1,127,417
	Gunze Ltd.	11,400	288,847
#	H.U. Group Holdings, Inc.	6,360	136,659
	H2O Retailing Corp.	28,400	375,279
	Hachijuni Bank Ltd.	95,019	854,853
	Hagihara Industries, Inc.	4,900	51,123
	Hagiwara Electric Holdings Co. Ltd.	3,300	75,166
#	Hakudo Co. Ltd.	2,400	38,558
	Hakuhodo DY Holdings, Inc.	50,100	394,259
	Halows Co. Ltd.	3,100	101,782
	Hamakyorex Co. Ltd.	25,600	247,711
	Hamamatsu Photonics KK	23,300	284,379
	Hamee Corp.	3,200	26,882
	Hankyu Hanshin Holdings, Inc.	28,900	753,182
		Shares	Value»
JAPAN — (Continued)
	Hanwa Co. Ltd.	12,800	$515,641
	Happinet Corp.	7,100	266,804
	Hard Off Corp. Co. Ltd.	4,500	51,984
	Harima Chemicals Group, Inc.	6,100	34,070
	Haseko Corp.	80,900	1,203,536
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,900
	Hazama Ando Corp.	58,800	623,532
	Heiwa Corp.	20,200	279,862
	Heiwa Real Estate Co. Ltd.	16,700	244,505
#	Heiwado Co. Ltd.	10,115	195,168
#	Hennge KK	5,300	58,444
#	Hibino Corp.	1,100	17,161
#	Hibiya Engineering Ltd.	6,300	171,422
	Hiday Hidaka Corp.	7,700	173,183
	Hikari Tsushin, Inc.	1,100	295,745
	HI-LEX Corp.	7,200	118,275
#*	Hino Motors Ltd.	92,400	224,570
	Hioki EE Corp.	2,700	99,720
	Hirakawa Hewtech Corp.	4,200	45,434
	Hirano Tecseed Co. Ltd.	2,000	20,635
	Hirata Corp.	8,900	125,866
	Hirogin Holdings, Inc.	82,300	717,887
	Hirose Electric Co. Ltd.	5,255	659,845
	Hirose Tusyo, Inc.	1,900	52,263
#	Hiroshima Gas Co. Ltd.	9,300	22,441
#	HIS Co. Ltd.	9,700	91,334
	Hisaka Works Ltd.	6,800	65,594
	Hisamitsu Pharmaceutical Co., Inc.	5,200	139,984
	Hitachi Construction Machinery Co. Ltd.	29,700	860,172
	Hitachi Ltd. (6501 JP)	323,400	9,896,248
	Hochiki Corp.	5,600	117,432
	Hodogaya Chemical Co. Ltd.	5,000	49,817
	Hogy Medical Co. Ltd.	5,900	186,296
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	31,844
#	Hokkaido Electric Power Co., Inc.	31,900	191,094
	Hokkaido Gas Co. Ltd.	23,500	94,739
	Hokkan Holdings Ltd.	4,300	57,019
	Hokko Chemical Industry Co. Ltd.	8,500	84,005
	Hokkoku Financial Holdings, Inc.	7,400	273,801

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hokuetsu Corp.	45,100	$303,492
	Hokuhoku Financial Group, Inc.	54,100	1,142,724
	Hokuriku Electric Industry Co. Ltd.	3,300	45,515
#	Hokuriku Electric Power Co.	24,900	129,130
	Hokuriku Electrical Construction Co. Ltd.	6,000	53,614
	Hokuto Corp.	6,400	78,235
	Honda Motor Co. Ltd. (7267 JP)	368,800	3,818,151
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	4,900	153,076
	H-One Co. Ltd.	7,300	68,205
	Honeys Holdings Co. Ltd.	6,900	67,690
	Hoosiers Holdings Co. Ltd.	10,800	96,665
	Horiba Ltd.	10,100	742,786
	Hoshizaki Corp.	5,800	198,608
	Hosiden Corp.	22,400	348,229
	Hosokawa Micron Corp.	3,800	135,695
#	Hotland Holdings Co. Ltd.	4,200	55,400
	House Foods Group, Inc.	17,093	316,093
#	Howa Machinery Ltd.	5,400	37,240
	Hoya Corp.	26,300	3,318,079
	HS Holdings Co. Ltd.	7,900	55,818
#	Hulic Co. Ltd.	84,895	809,703
	Hyakugo Bank Ltd.	81,100	401,129
	Hyakujushi Bank Ltd.	8,700	286,147
	Ibiden Co. Ltd.	17,100	723,178
#	IBJ, Inc.	7,100	40,675
#	Ichibanya Co. Ltd.	15,500	100,113
	Ichigo, Inc.	20,200	53,478
	Ichiken Co. Ltd.	2,000	41,386
	Ichikoh Industries Ltd.	17,800	44,956
	Ichinen Holdings Co. Ltd.	8,100	92,270
#	Ichiyoshi Securities Co. Ltd.	7,100	35,493
	Icom, Inc.	3,300	63,378
	ID Holdings Corp.	5,550	93,189
	Idec Corp.	5,600	84,418
	Idemitsu Kosan Co. Ltd.	144,645	929,866
	IDOM, Inc.	26,700	172,464
#	IG Port, Inc.	3,200	35,405
	IHI Corp.	4,800	534,512
	Iida Group Holdings Co. Ltd.	31,200	437,606
#	Iino Kaiun Kaisha Ltd.	36,600	250,935
	IKK Holdings, Inc.	2,300	12,091
		Shares	Value»
JAPAN — (Continued)
#	I'll, Inc.	2,800	$52,020
#	i-mobile Co. Ltd.	7,200	29,414
	Imuraya Group Co. Ltd.	2,700	44,188
	Inaba Denki Sangyo Co. Ltd.	10,000	262,245
#	Inaba Seisakusho Co. Ltd.	4,800	56,744
	Inabata & Co. Ltd.	19,800	429,591
#	I-NE Co. Ltd.	2,800	31,340
	Ines Corp.	5,600	65,465
#	I-Net Corp.	5,310	69,490
	Infomart Corp.	43,000	117,993
	INFRONEER Holdings, Inc.	73,120	617,942
	Innotech Corp.	6,300	61,577
	Inpex Corp.	291,500	4,150,596
	Insource Co. Ltd.	15,600	94,158
	Intelligent Wave, Inc.	4,800	34,034
	Inter Action Corp.	1,300	11,580
	Internet Initiative Japan, Inc.	26,000	478,829
#	Inui Global Logistics Co. Ltd.	3,300	27,541
#	IPS, Inc.	3,900	71,113
	Iriso Electronics Co. Ltd.	6,300	121,028
	ISB Corp.	2,500	24,893
#	Ise Chemicals Corp.	600	108,541
	Iseki & Co. Ltd.	3,700	34,354
#	Isetan Mitsukoshi Holdings Ltd.	59,300	838,056
#	Ishihara Chemical Co. Ltd.	4,000	52,323
	Ishihara Sangyo Kaisha Ltd.	13,300	192,173
	Ishizuka Glass Co. Ltd.	1,300	23,232
#	Istyle, Inc.	22,100	83,692
	Isuzu Motors Ltd.	163,000	2,089,010
	Itfor, Inc.	5,500	55,378
#	ITmedia, Inc.	2,600	28,488
	Ito En Ltd.	15,500	336,641
	ITOCHU Corp.	36,000	1,888,293
	Itochu Enex Co. Ltd.	23,400	314,166
	Itochu-Shokuhin Co. Ltd.	2,500	167,874
	Itoham Yonekyu Holdings, Inc.	9,980	336,656
	Itoki Corp.	20,600	315,272
	IwaiCosmo Holdings, Inc.	7,900	127,271
#	Iwaki Co. Ltd.	2,800	48,875
	Iwatani Corp.	74,000	778,360
	Iwatsuka Confectionery Co. Ltd.	3,200	62,683
	Iyogin Holdings, Inc.	65,700	763,462

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Izumi Co. Ltd.	11,600	$244,199
	J Front Retailing Co. Ltd.	81,000	1,091,861
	J Trust Co. Ltd.	17,800	52,304
	JAC Recruitment Co. Ltd.	26,100	182,664
	Jaccs Co. Ltd.	9,900	268,419
*	Jade Group, Inc.	3,300	30,213
	JAFCO Group Co. Ltd.	24,300	399,310
#	JALCO Holdings, Inc.	14,000	29,770
#	JANOME Corp.	7,000	53,144
	Japan Airlines Co. Ltd.	38,100	756,570
	Japan Airport Terminal Co. Ltd.	17,300	525,394
	Japan Aviation Electronics Industry Ltd.	14,800	237,203
	Japan Business Systems, Inc.	5,200	49,713
*	Japan Communications, Inc.	42,200	44,866
#	Japan Electronic Materials Corp.	3,700	59,327
	Japan Elevator Service Holdings Co. Ltd.	26,200	699,422
	Japan Exchange Group, Inc.	132,200	1,291,908
#	Japan Foundation Engineering Co. Ltd.	5,100	23,501
	Japan Investment Adviser Co. Ltd.	4,900	59,640
	Japan Lifeline Co. Ltd.	14,800	141,409
	Japan Material Co. Ltd.	17,500	159,500
	Japan Medical Dynamic Marketing, Inc.	7,100	24,680
	Japan Petroleum Exploration Co. Ltd.	40,000	290,507
	Japan Post Bank Co. Ltd.	83,900	936,433
	Japan Post Holdings Co. Ltd.	81,100	751,040
	Japan Post Insurance Co. Ltd.	24,100	617,071
	Japan Property Management Center Co. Ltd.	4,600	35,689
	Japan Pulp & Paper Co. Ltd.	44,000	190,833
		Shares	Value»
JAPAN — (Continued)
	Japan Securities Finance Co. Ltd.	29,000	$350,967
	Japan Steel Works Ltd.	11,574	713,856
#	Japan System Techniques Co. Ltd.	5,200	64,190
	Japan Tobacco, Inc.	20,400	582,616
	Japan Transcity Corp.	14,800	113,620
	Japan Wool Textile Co. Ltd.	18,700	172,711
	JBCC Holdings, Inc.	16,000	137,511
	JCU Corp.	9,700	228,156
	JDC Corp.	16,200	50,187
	Jeol Ltd.	13,200	377,642
	JFE Holdings, Inc.	105,600	1,222,115
	JFE Systems, Inc.	1,800	23,795
	JGC Holdings Corp.	69,300	619,573
#*	JIG-SAW, Inc.	1,500	27,046
	JINS Holdings, Inc.	3,800	201,482
	JINUSHI Co. Ltd.	4,500	70,628
#	JK Holdings Co. Ltd.	6,500	52,122
	J-Lease Co. Ltd.	4,000	38,134
#	JM Holdings Co. Ltd.	5,400	103,133
	JMS Co. Ltd.	4,100	12,017
	J-Oil Mills, Inc.	6,600	90,660
	Joshin Denki Co. Ltd.	5,000	81,609
	Joyful Honda Co. Ltd.	15,200	209,784
	JP-Holdings, Inc.	21,100	75,619
	JSB Co. Ltd.	2,600	67,276
	JSP Corp.	4,700	59,042
	JTEKT Corp.	55,700	481,352
*	Juki Corp.	8,500	22,484
	Juroku Financial Group, Inc.	10,200	351,775
	Justsystems Corp.	8,500	214,056
	JVCKenwood Corp.	80,300	635,006
	K&O Energy Group, Inc.	5,900	112,853
	Kadokawa Corp.	9,000	218,587
	Kadoya Sesame Mills, Inc.	1,000	25,761
	Kaga Electronics Co. Ltd.	16,600	318,627
	Kagome Co. Ltd.	20,600	393,646
	Kajima Corp.	48,300	1,209,946
	Kakaku.com, Inc.	36,300	616,972
	Kaken Pharmaceutical Co. Ltd.	2,700	70,359
#	Kakiyasu Honten Co. Ltd.	800	14,444
	Kamakura Shinsho Ltd.	9,100	33,439
	Kameda Seika Co. Ltd.	1,700	45,465
	Kamei Corp.	8,600	145,660
	Kamigumi Co. Ltd.	23,700	666,052
#	Kanaden Corp.	6,900	86,338

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanadevia Corp.	74,700	$504,160
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	50,944
	Kanamic Network Co. Ltd.	5,700	16,612
	Kanamoto Co. Ltd.	9,700	217,552
	Kandenko Co. Ltd.	25,600	606,439
	Kaneka Corp.	13,900	393,463
	Kaneko Seeds Co. Ltd.	3,900	35,555
	Kanematsu Corp.	34,500	648,191
	Kanemi Co. Ltd.	600	13,033
#	Kanro, Inc.	7,500	93,683
	Kansai Electric Power Co., Inc.	67,300	808,033
	Kansai Paint Co. Ltd.	43,000	608,876
	Kanto Denka Kogyo Co. Ltd.	16,448	92,953
	Kao Corp.	25,720	1,157,309
#	Kappa Create Co. Ltd.	6,900	69,246
	Katakura Industries Co. Ltd.	8,000	138,612
	Katitas Co. Ltd.	16,000	268,291
	Kato Sangyo Co. Ltd.	5,700	216,356
	Kato Works Co. Ltd.	5,200	46,635
	Kawada Technologies, Inc.	5,700	148,409
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	45,005
	Kawasaki Heavy Industries Ltd.	13,300	971,339
#	Kawasaki Kisen Kaisha Ltd.	41,466	585,786
	KDDI Corp.	298,000	4,890,657
#	KeePer Technical Laboratory Co. Ltd.	4,700	101,494
	Keihan Holdings Co. Ltd.	26,300	539,473
	Keihanshin Building Co. Ltd.	7,700	79,481
	Keikyu Corp.	31,500	323,751
	Keio Corp.	13,900	324,542
	Keisei Electric Railway Co. Ltd.	29,557	247,964
#	KEIWA, Inc.	2,400	19,782
	Keiyo Bank Ltd.	31,000	232,934
	Kenko Mayonnaise Co. Ltd.	4,700	58,180
	Kewpie Corp.	27,400	748,785
	Keyence Corp.	3,800	1,374,579
	KH Neochem Co. Ltd.	10,058	190,365
#	Kibun Foods, Inc.	4,200	30,691
	Kikkoman Corp.	58,800	516,556
	Kimura Chemical Plants Co. Ltd.	5,900	39,729
		Shares	Value»
JAPAN — (Continued)
	Kimura Unity Co. Ltd.	2,800	$15,340
	Kinden Corp.	23,600	743,086
#	King Jim Co. Ltd.	4,200	23,414
	Kintetsu Department Store Co. Ltd.	3,100	37,699
	Kintetsu Group Holdings Co. Ltd.	23,000	441,381
	Kirin Holdings Co. Ltd.	70,200	925,072
	Kissei Pharmaceutical Co. Ltd.	11,300	332,916
	Ki-Star Real Estate Co. Ltd.	4,300	137,604
	Kitagawa Corp.	4,300	40,557
	Kita-Nippon Bank Ltd.	3,100	69,452
	Kitano Construction Corp.	1,600	43,505
#	Kitanotatsujin Corp.	18,900	18,085
	Kitz Corp.	25,100	210,533
	Kiyo Bank Ltd.	29,500	536,669
#*	KNT-CT Holdings Co. Ltd.	3,800	26,107
	Koa Corp.	12,400	86,829
#	Koa Shoji Holdings Co. Ltd.	2,400	11,422
	Koatsu Gas Kogyo Co. Ltd.	11,200	80,995
	Kobayashi Pharmaceutical Co. Ltd.	1,900	66,818
	Kobe Bussan Co. Ltd.	17,000	452,698
#	Kobe Electric Railway Co. Ltd.	1,600	25,731
	Kobe Steel Ltd.	154,000	1,692,013
	Koei Tecmo Holdings Co. Ltd.	5,620	73,588
	Kohnan Shoji Co. Ltd.	10,700	276,297
#	Kohoku Kogyo Co. Ltd.	2,400	41,631
	Kohsoku Corp.	3,200	61,459
#	Koike-ya, Inc.	1,200	38,313
	Koito Manufacturing Co. Ltd.	52,700	673,866
	Kojima Co. Ltd.	11,600	92,632
	Kokusai Electric Corp.	30,100	664,346
	Kokuyo Co. Ltd.	91,600	539,685
	Komatsu Ltd.	125,000	4,027,235
#	Komatsu Matere Co. Ltd.	10,900	55,544
	Komatsu Wall Industry Co. Ltd.	5,100	83,568
	KOMEDA Holdings Co. Ltd.	14,900	297,172
	Komehyo Holdings Co. Ltd.	3,700	71,574
	Komeri Co. Ltd.	9,700	199,823

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Komori Corp.	15,100	$145,377
	Konami Group Corp.	9,900	1,344,011
	Kondotec, Inc.	7,700	81,181
*	Konica Minolta, Inc.	116,700	379,403
	Konishi Co. Ltd.	20,200	162,607
	Konoike Transport Co. Ltd.	10,300	220,430
	Konoshima Chemical Co. Ltd.	3,900	33,441
#	Kosaido Holdings Co. Ltd.	12,700	38,493
	Kose Corp.	600	23,026
	Koshidaka Holdings Co. Ltd.	17,900	161,727
	Kotobuki Spirits Co. Ltd.	37,700	503,055
#*	Kourakuen Corp.	1,300	8,801
	Kozo Keikaku Engineering Holdings, Inc.	1,000	16,403
	KPP Group Holdings Co. Ltd.	16,100	82,740
	Krosaki Harima Corp.	6,400	146,573
	KRS Corp.	5,400	121,429
	K's Holdings Corp.	57,600	576,190
	KU Holdings Co. Ltd.	4,300	33,161
	Kubota Corp. (6326 JP)	124,300	1,393,931
	Kumagai Gumi Co. Ltd.	12,300	365,913
	Kumiai Chemical Industry Co. Ltd.	25,263	136,165
	Kura Sushi, Inc.	4,300	118,110
#	Kurabo Industries Ltd.	5,100	270,673
	Kuraray Co. Ltd.	96,400	1,191,838
	Kureha Corp.	13,700	312,432
	Kurimoto Ltd.	3,400	176,861
	Kurita Water Industries Ltd.	22,100	851,894
	Kuriyama Holdings Corp.	5,600	56,855
	Kusuri No. Aoki Holdings Co. Ltd.	17,400	463,153
	KYB Corp.	14,200	305,219
	Kyocera Corp.	152,004	1,794,311
	Kyodo Printing Co. Ltd.	10,800	99,200
	Kyoei Steel Ltd.	6,800	97,715
#	Kyokuto Boeki Kaisha Ltd.	6,000	60,721
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	228,723
#	Kyokuto Securities Co. Ltd.	7,300	70,905
	Kyokuyo Co. Ltd.	3,700	114,519
	Kyorin Pharmaceutical Co. Ltd.	10,900	109,531
		Shares	Value»
JAPAN — (Continued)
#	Kyoritsu Maintenance Co. Ltd.	23,300	$560,975
#	Kyosan Electric Manufacturing Co. Ltd.	17,000	56,687
	Kyoto Financial Group, Inc.	53,500	967,855
	Kyowa Kirin Co. Ltd.	23,100	394,308
	Kyudenko Corp.	11,200	478,522
	Kyushu Electric Power Co., Inc.	58,200	515,949
	Kyushu Financial Group, Inc.	109,299	558,172
	Kyushu Railway Co.	21,100	510,255
	LA Holdings Co. Ltd.	2,100	85,272
	Lacto Japan Co. Ltd.	2,400	63,513
	Lasertec Corp.	8,500	856,364
#	LEC, Inc.	5,500	41,047
	Leopalace21 Corp.	70,800	333,619
	Life Corp.	12,400	198,181
	Lifedrink Co., Inc.	13,200	197,157
	LIFULL Co. Ltd.	17,200	22,706
#	LIKE, Inc.	3,000	28,464
	Link & Motivation, Inc.	12,800	42,334
	Lintec Corp.	15,338	307,538
	Lion Corp.	53,800	524,161
#	LITALICO, Inc.	6,100	57,163
	Lixil Corp.	62,300	721,753
	Loadstar Capital KK	3,000	57,453
	Look Holdings, Inc.	2,300	36,925
	LY Corp.	140,400	513,185
#	M&A Capital Partners Co. Ltd.	900	17,540
	M3, Inc.	29,300	360,355
	Mabuchi Motor Co. Ltd.	30,500	440,980
	Macnica Holdings, Inc.	54,597	713,055
	Maeda Kosen Co. Ltd.	18,000	227,054
	Maezawa Industries, Inc.	2,800	32,234
#	Maezawa Kasei Industries Co. Ltd.	5,600	73,511
	Maezawa Kyuso Industries Co. Ltd.	6,800	57,035
	Makino Milling Machine Co. Ltd.	9,300	711,249
	Makita Corp. (6586 JP)	20,400	631,546
#	Mamiya-Op Co. Ltd.	1,800	18,038
#	Management Solutions Co. Ltd.	3,500	38,824
	Mandom Corp.	13,300	126,808
	Mani, Inc.	21,200	178,526
	MarkLines Co. Ltd.	3,600	47,109

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mars Group Holdings Corp.	3,500	$68,810
	Marubeni Corp.	66,300	1,357,409
	Marubun Corp.	6,700	48,818
#	Maruchiyo Yamaokaya Corp.	1,300	53,166
	Marudai Food Co. Ltd.	6,000	75,575
	Maruha Nichiro Corp.	20,233	420,215
	Marui Group Co. Ltd.	40,600	826,859
	Maruichi Steel Tube Ltd.	20,100	485,925
	MARUKA FURUSATO Corp.	7,553	118,841
#	Marusan Securities Co. Ltd.	17,700	107,741
	Maruwa Co. Ltd.	1,900	572,693
#	Maruyama Manufacturing Co., Inc.	900	12,380
	Maruzen Showa Unyu Co. Ltd.	4,800	228,780
	Marvelous, Inc.	4,000	14,359
#	Matching Service Japan Co. Ltd.	2,600	16,553
	Matsuda Sangyo Co. Ltd.	6,500	154,793
#	Matsui Construction Co. Ltd.	6,600	55,489
#	Matsui Securities Co. Ltd.	34,200	167,165
	MatsukiyoCocokara & Co.	56,540	1,161,031
#	Matsuya Co. Ltd.	10,300	76,158
	Matsuyafoods Holdings Co. Ltd.	1,800	74,923
	Max Co. Ltd.	6,000	201,014
	Maxell Ltd.	15,600	207,314
	Maxvalu Tokai Co. Ltd.	2,400	50,419
	Mazda Motor Corp.	116,600	699,192
	McDonald's Holdings Co. Japan Ltd.	7,700	307,486
	MCJ Co. Ltd.	34,200	317,949
	Mebuki Financial Group, Inc.	234,190	1,269,792
	MEC Co. Ltd.	5,100	94,403
	Media Do Co. Ltd.	2,600	30,140
#	Medical System Network Co. Ltd.	12,800	41,570
	Medikit Co. Ltd.	600	10,176
	Medipal Holdings Corp.	43,200	715,287
#	Medius Holdings Co. Ltd.	3,700	21,059
#*	Medley, Inc.	2,400	49,098
	Megachips Corp.	500	18,049
		Shares	Value»
JAPAN — (Continued)
	Megmilk Snow Brand Co. Ltd.	14,500	$274,024
	Meidensha Corp.	15,600	587,520
	Meiho Facility Works Ltd.	3,300	22,572
#	Meiji Electric Industries Co. Ltd.	2,500	32,173
	MEIJI Holdings Co. Ltd.	25,100	507,547
#	Meiji Shipping Group Co. Ltd.	6,900	32,099
	Meiko Electronics Co. Ltd.	8,000	392,028
	Meisei Industrial Co. Ltd.	17,000	176,071
	MEITEC Group Holdings, Inc.	26,000	543,858
	Meito Sangyo Co. Ltd.	3,300	46,346
	Meiwa Corp.	11,400	57,315
#	Meiwa Estate Co. Ltd.	3,900	26,876
	Menicon Co. Ltd.	22,100	170,939
*	Mercari, Inc.	18,273	278,789
	Mercuria Holdings Co. Ltd.	4,100	21,760
	METAWATER Co. Ltd.	3,400	61,808
	Micronics Japan Co. Ltd.	9,600	349,757
#	Midac Holdings Co. Ltd.	2,700	38,628
	Mie Kotsu Group Holdings, Inc.	16,900	56,429
	Milbon Co. Ltd.	4,800	80,948
	MIMAKI ENGINEERING Co. Ltd.	7,300	105,272
	Minebea Mitsumi, Inc.	72,961	1,148,287
#	Mirai Industry Co. Ltd.	2,400	60,328
	Miraial Co. Ltd.	2,200	15,892
	Mirait One Corp.	35,000	626,249
#	Mirarth Holdings, Inc.	31,754	81,240
	Miroku Jyoho Service Co. Ltd.	5,900	73,611
	MISUMI Group, Inc.	24,600	354,241
	Mitani Corp.	7,600	111,340
#	Mitani Sangyo Co. Ltd.	9,700	25,378
	Mitani Sekisan Co. Ltd.	2,200	125,851
#	Mito Securities Co. Ltd.	24,400	84,250
	Mitsuba Corp.	11,300	64,009
	Mitsubishi Chemical Group Corp.	309,700	1,686,865

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Corp.	157,590	$3,108,207
	Mitsubishi Electric Corp.	72,000	1,619,441
	Mitsubishi Estate Co. Ltd.	55,200	1,033,477
	Mitsubishi Gas Chemical Co., Inc.	40,200	694,460
	Mitsubishi HC Capital, Inc.	299,200	2,211,575
	Mitsubishi Heavy Industries Ltd.	77,600	1,852,808
	Mitsubishi Kakoki Kaisha Ltd.	9,600	141,422
	Mitsubishi Logisnext Co. Ltd.	16,000	205,826
	Mitsubishi Logistics Corp.	68,000	581,291
	Mitsubishi Materials Corp.	40,400	617,055
#	Mitsubishi Motors Corp.	195,600	513,974
#	Mitsubishi Paper Mills Ltd.	8,900	39,336
	Mitsubishi Research Institute, Inc.	3,000	93,931
	Mitsubishi Steel Manufacturing Co. Ltd.	3,400	37,409
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	557,200	7,679,759
	Mitsuboshi Belting Ltd.	6,300	150,068
	Mitsui & Co. Ltd. (8031 JP)	120,200	2,446,868
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	170	70,354
	Mitsui Chemicals, Inc.	37,110	828,413
	Mitsui DM Sugar Co. Ltd.	6,200	127,036
	Mitsui E&S Co. Ltd.	26,400	550,029
	Mitsui Fudosan Co. Ltd.	124,800	1,115,500
#	Mitsui High-Tec, Inc.	31,300	157,258
#	Mitsui Matsushima Holdings Co. Ltd.	4,200	161,142
	Mitsui Mining & Smelting Co. Ltd.	19,400	820,536
#	Mitsui OSK Lines Ltd.	47,300	1,589,861
	Mitsui-Soko Holdings Co. Ltd.	22,500	584,643
	Mitsuuroko Group Holdings Co. Ltd.	14,700	207,925
	Miura Co. Ltd.	4,100	81,751
	MIXI, Inc.	11,000	251,732
		Shares	Value»
JAPAN — (Continued)
#	Miyaji Engineering Group, Inc.	8,400	$109,077
	Miyazaki Bank Ltd.	4,900	129,655
	Miyoshi Oil & Fat Co. Ltd.	3,800	48,660
	Mizuho Financial Group, Inc. (8411 JP)	139,800	4,100,566
	Mizuho Leasing Co. Ltd.	75,200	577,616
#	Mizuho Medy Co. Ltd.	3,600	33,835
	Mizuno Corp.	21,300	388,004
	Mochida Pharmaceutical Co. Ltd.	6,400	130,714
	Monogatari Corp.	8,800	228,402
	MonotaRO Co. Ltd.	40,800	726,522
	Morinaga & Co. Ltd.	21,500	343,203
	Morinaga Milk Industry Co. Ltd.	33,400	726,355
	Moriroku Co. Ltd.	1,800	28,862
	Morita Holdings Corp.	9,700	147,380
	Morito Co. Ltd.	6,400	65,268
	Morozoff Ltd.	5,400	54,775
#	Mory Industries, Inc.	8,000	47,722
	MOS Food Services, Inc.	900	22,803
#	MrMax Holdings Ltd.	10,500	59,511
	MS&AD Insurance Group Holdings, Inc.	125,700	2,685,714
	Mugen Estate Co. Ltd.	4,500	58,299
	m-up Holdings, Inc.	12,400	172,815
	Murakami Corp.	2,200	95,627
	Murata Manufacturing Co. Ltd.	58,016	863,515
	Musashi Seimitsu Industry Co. Ltd.	16,200	348,775
	Musashino Bank Ltd.	8,400	207,132
	Muto Seiko Co.	2,000	21,444
	Nabtesco Corp.	9,900	182,125
	Nachi-Fujikoshi Corp.	4,838	103,483
	Nafco Co. Ltd.	5,700	70,723
	Nagano Keiki Co. Ltd.	5,600	77,412
	Nagase & Co. Ltd.	40,800	804,073
	Nagase Brothers, Inc.	4,000	50,937
	Nagawa Co. Ltd.	500	21,398
	Nagoya Railroad Co. Ltd.	33,700	367,510
	Nakabayashi Co. Ltd.	9,300	31,899
	Nakamoto Packs Co. Ltd.	1,400	18,476
#	Nakamuraya Co. Ltd.	1,900	39,121
	Nakanishi, Inc.	9,900	127,436
#	Nakayama Steel Works Ltd.	13,800	58,390

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Namura Shipbuilding Co. Ltd.	18,000	$367,512
	Nankai Electric Railway Co. Ltd.	19,200	308,404
	Nanto Bank Ltd.	8,800	263,925
	Nanyo Corp.	1,600	14,065
	Narasaki Sangyo Co. Ltd.	1,400	33,437
	Natori Co. Ltd.	2,500	33,319
	NCD Co. Ltd./Shinagawa	1,700	33,271
	NEC Capital Solutions Ltd.	5,300	134,721
	NEC Corp.	42,000	1,206,067
	Neturen Co. Ltd.	11,900	93,910
#	New Art Holdings Co. Ltd.	3,079	28,378
	Nexon Co. Ltd.	14,000	256,173
	Nextage Co. Ltd.	12,300	152,677
	NGK Insulators Ltd.	56,900	720,367
	NH Foods Ltd.	17,600	591,296
	NHK Spring Co. Ltd.	70,863	797,893
	Nicca Chemical Co. Ltd.	2,100	17,587
	Nice Corp.	2,400	29,269
	Nichias Corp.	23,800	910,598
#	Nichiban Co. Ltd.	4,000	53,330
	Nichicon Corp.	21,000	179,856
	Nichiden Corp.	5,400	102,015
	Nichiha Corp.	9,600	199,932
	Nichirei Corp.	53,200	640,265
	Nichireki Group Co. Ltd.	10,800	211,518
	Nichirin Co. Ltd.	4,500	105,751
	NIDEC Corp. (6594 JP)	55,100	1,057,164
	Nifco, Inc.	26,800	653,920
	Nihon Chouzai Co. Ltd.	4,700	109,181
	Nihon Dempa Kogyo Co. Ltd.	7,900	43,750
	Nihon Dengi Co. Ltd.	2,800	92,415
	Nihon Denkei Co. Ltd.	3,900	55,283
	Nihon Flush Co. Ltd.	7,095	37,575
	Nihon House Holdings Co. Ltd.	12,300	25,137
#	Nihon Kagaku Sangyo Co. Ltd.	5,600	83,756
	Nihon M&A Center Holdings, Inc.	91,600	457,928
	Nihon Nohyaku Co. Ltd.	12,200	71,688
	Nihon Parkerizing Co. Ltd.	27,200	248,121
	Nihon Tokushu Toryo Co. Ltd.	5,000	67,672
#	Nihon Trim Co. Ltd.	1,200	36,144
		Shares	Value»
JAPAN — (Continued)
	Nikkiso Co. Ltd.	15,200	$135,920
	Nikko Co. Ltd.	10,500	52,586
#	Nikkon Holdings Co. Ltd.	29,694	668,819
	Nikon Corp.	53,700	521,518
	Nintendo Co. Ltd.	13,500	1,128,315
	Nippi, Inc.	300	21,425
	Nippn Corp.	17,300	249,469
	Nippon Air Conditioning Services Co. Ltd.	6,100	47,431
	Nippon Aqua Co. Ltd.	5,000	26,817
#	Nippon Avionics Co. Ltd.	2,000	58,255
#	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	76,530
	Nippon Carbide Industries Co., Inc.	3,800	47,724
	Nippon Carbon Co. Ltd.	1,900	51,935
	Nippon Care Supply Co. Ltd.	800	11,123
	Nippon Chemical Industrial Co. Ltd.	3,000	42,124
#*	Nippon Chemi-Con Corp.	5,600	46,213
#*	Nippon Coke & Engineering Co. Ltd.	76,400	47,337
#	Nippon Concept Corp.	3,900	78,792
#	Nippon Concrete Industries Co. Ltd.	16,800	33,689
	Nippon Denko Co. Ltd.	40,192	74,957
	Nippon Densetsu Kogyo Co. Ltd.	13,300	252,531
	Nippon Dry-Chemical Co. Ltd.	2,100	71,143
	Nippon Electric Glass Co. Ltd.	31,400	840,463
	Nippon Express Holdings, Inc.	73,200	1,607,980
	Nippon Fine Chemical Co. Ltd.	4,300	77,618
	Nippon Gas Co. Ltd.	38,600	702,193
	Nippon Hume Corp.	7,200	124,714
	Nippon Kayaku Co. Ltd.	38,700	361,379
	Nippon Kodoshi Corp.	3,100	38,808
	Nippon Light Metal Holdings Co. Ltd.	17,940	208,175
	Nippon Paint Holdings Co. Ltd.	104,500	885,903
	Nippon Paper Industries Co. Ltd.	31,400	231,018

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nippon Parking Development Co. Ltd.	76,500	$134,204
	Nippon Rietec Co. Ltd.	2,400	31,454
	Nippon Sanso Holdings Corp.	29,200	1,033,491
	Nippon Seiki Co. Ltd.	11,300	115,778
	Nippon Seisen Co. Ltd.	3,500	25,289
	Nippon Sharyo Ltd.	3,200	50,887
*	Nippon Sheet Glass Co. Ltd.	34,300	113,588
	Nippon Shinyaku Co. Ltd.	15,100	325,119
	Nippon Shokubai Co. Ltd.	32,000	363,807
	Nippon Signal Co. Ltd.	14,900	110,507
	Nippon Soda Co. Ltd.	18,000	408,083
	Nippon Steel Corp.	91,099	1,754,386
	Nippon Television Holdings, Inc.	7,700	166,535
	Nippon Thompson Co. Ltd.	20,000	79,627
#	Nippon Yakin Kogyo Co. Ltd.	3,890	107,498
	Nippon Yusen KK	63,300	2,219,916
	Nipro Corp.	45,897	422,607
	Nishikawa Rubber Co. Ltd.	7,600	143,687
	Nishimatsu Construction Co. Ltd.	11,800	392,406
#	Nishimatsuya Chain Co. Ltd.	9,500	139,953
	Nishi-Nippon Financial Holdings, Inc.	47,600	751,874
	Nishi-Nippon Railroad Co. Ltd.	11,300	160,743
	Nishio Holdings Co. Ltd.	7,100	198,170
	Nissan Chemical Corp.	30,100	981,222
#*	Nissan Motor Co. Ltd.	234,300	496,786
	Nissan Shatai Co. Ltd.	19,600	135,229
#	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	35,861
	Nissei ASB Machine Co. Ltd.	1,900	81,982
#	Nissei Plastic Industrial Co. Ltd.	5,600	33,069
	Nissha Co. Ltd.	12,200	108,329
	Nisshin Group Holdings Co. Ltd.	14,000	48,712
		Shares	Value»
JAPAN — (Continued)
	Nisshin Oillio Group Ltd.	11,500	$391,017
	Nisshin Seifun Group, Inc.	41,000	475,264
	Nisshinbo Holdings, Inc.	46,848	297,674
#	Nissin Foods Holdings Co. Ltd.	8,400	159,332
#	Nisso Holdings Co. Ltd.	3,700	16,244
	Nissui Corp.	135,500	791,085
	Niterra Co. Ltd.	42,100	1,451,342
	Nitori Holdings Co. Ltd.	5,800	491,183
	Nitta Corp.	6,400	174,895
	Nitta Gelatin, Inc.	5,000	30,371
#	Nittetsu Mining Co. Ltd.	4,400	216,138
	Nitto Boseki Co. Ltd.	1,800	78,749
	Nitto Denko Corp.	118,500	2,452,227
	Nitto Fuji Flour Milling Co. Ltd.	1,000	48,516
	Nitto Kogyo Corp.	8,000	176,773
#	Nitto Kohki Co. Ltd.	4,300	54,857
	Nitto Seiko Co. Ltd.	9,400	39,072
	Nittoc Construction Co. Ltd.	10,600	83,397
	Nittoku Co. Ltd.	5,500	74,464
	NJS Co. Ltd.	700	26,714
	Noevir Holdings Co. Ltd.	4,400	134,149
	NOF Corp.	35,100	698,662
	Nohmi Bosai Ltd.	5,500	142,805
	Nojima Corp.	24,572	561,718
	NOK Corp.	20,200	306,497
	Nomura Holdings, Inc. (8604 JP)	247,000	1,631,755
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	9,532	63,388
#	Nomura Micro Science Co. Ltd.	1,300	23,448
	Nomura Real Estate Holdings, Inc.	132,700	735,372
	Nomura Research Institute Ltd.	22,409	886,733
	Noritake Co. Ltd.	8,400	238,999
	Noritsu Koki Co. Ltd.	27,300	285,440
	Noritz Corp.	9,600	121,807
	North Pacific Bank Ltd.	95,800	412,211
#	NPC, Inc.	5,000	20,744
	NPR-RIKEN Corp.	6,748	113,526
#	NS Solutions Corp.	12,100	283,798
#	NS Tool Co. Ltd.	5,600	28,777
	NS United Kaiun Kaisha Ltd.	5,100	141,535
	NSD Co. Ltd.	22,540	539,114

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NSK Ltd.	93,100	$445,534
	NSW, Inc.	3,100	53,113
#	NTN Corp.	89,900	153,383
	NTT, Inc.	1,415,000	1,428,954
#*	Nxera Pharma Co. Ltd.	13,500	81,339
	Oat Agrio Co. Ltd.	4,000	63,751
	Obara Group, Inc.	2,500	63,995
	Obayashi Corp.	80,800	1,189,801
	OBIC Business Consultants Co. Ltd.	1,200	69,210
	Obic Co. Ltd.	14,900	530,478
	Odakyu Electric Railway Co. Ltd.	41,699	449,383
#	Oenon Holdings, Inc.	16,000	62,322
	Ogaki Kyoritsu Bank Ltd.	14,300	269,323
#	Ohara, Inc.	2,000	15,562
#	Ohashi Technica, Inc.	4,000	56,913
	Ohba Co. Ltd.	4,600	31,685
	Ohsho Food Service Corp.	9,300	230,091
	OIE Sangyo Co. Ltd.	1,100	15,655
	Oiles Corp.	7,700	109,472
	Oita Bank Ltd.	4,700	147,160
	Oji Holdings Corp.	248,300	1,210,179
	Okabe Co. Ltd.	12,300	70,930
	Okada Aiyon Corp.	800	10,182
	Okamoto Industries, Inc.	3,200	108,371
#	Okamoto Machine Tool Works Ltd.	1,900	61,713
	Okamura Corp.	24,200	381,451
	Okasan Securities Group, Inc.	45,600	197,278
	Oki Electric Industry Co. Ltd.	28,574	297,327
	Okinawa Cellular Telephone Co.	8,500	288,593
#	Okinawa Electric Power Co., Inc.	7,207	46,022
	Okinawa Financial Group, Inc.	5,600	126,852
	OKUMA Corp.	13,798	375,392
	Okumura Corp.	10,100	298,336
	Okura Industrial Co. Ltd.	3,400	98,215
#	Okuwa Co. Ltd.	9,400	58,070
	Olympus Corp.	123,200	1,471,876
	Omron Corp.	30,000	773,243
	Ono Pharmaceutical Co. Ltd.	55,046	615,567
#	Onoken Co. Ltd.	6,700	63,972
	Onward Holdings Co. Ltd.	31,700	128,998
	Ootoya Holdings Co. Ltd.	1,300	45,703
		Shares	Value»
JAPAN — (Continued)
	Open House Group Co. Ltd.	26,800	$1,185,107
	Open Up Group, Inc.	14,400	176,460
	Optex Group Co. Ltd.	8,620	97,208
*	Optim Corp.	900	3,146
	Oracle Corp. Japan	3,500	378,505
	Organo Corp.	9,400	579,185
#	Orient Corp.	18,140	119,998
	Oriental Land Co. Ltd.	35,300	726,845
	Oriental Shiraishi Corp.	55,500	142,009
	ORIX Corp. (8591 JP)	87,900	1,974,501
#	Oro Co. Ltd.	2,100	43,960
	Osaka Gas Co. Ltd.	31,300	791,932
#	Osaka Organic Chemical Industry Ltd.	5,000	96,559
#	Osaka Steel Co. Ltd.	4,700	79,553
#	OSAKA Titanium Technologies Co. Ltd.	6,900	75,437
#	Osaki Electric Co. Ltd.	13,700	95,036
	OSG Corp.	21,906	283,449
	Otsuka Corp.	26,400	500,205
	Otsuka Holdings Co. Ltd.	22,300	1,061,696
	OUG Holdings, Inc.	1,200	31,580
	Oyo Corp.	7,500	155,634
#	Ozu Corp.	2,400	26,166
#	Pacific Industrial Co. Ltd.	17,200	234,651
#	Pacific Metals Co. Ltd.	3,200	39,261
	Pack Corp.	9,600	72,147
	PAL GROUP Holdings Co. Ltd.	14,600	477,710
	PALTAC Corp.	8,400	240,383
	Pan Pacific International Holdings Corp.	33,700	1,127,475
	Panasonic Holdings Corp.	221,200	2,092,401
	Paraca, Inc.	2,700	33,920
	Paramount Bed Holdings Co. Ltd.	10,800	177,202
	Park24 Co. Ltd.	35,500	448,308
	Pasona Group, Inc.	9,600	131,491
	Pegasus Co. Ltd.	6,000	22,801
	Penta-Ocean Construction Co. Ltd.	101,300	655,551
	People Dreams & Technologies Group Co. Ltd.	3,400	40,606

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	PeptiDream, Inc.	27,700	$306,956
	Persol Holdings Co. Ltd.	433,000	827,657
#	Pharma Foods International Co. Ltd.	8,300	48,520
	PHC Holdings Corp.	10,500	64,349
*	PIA Corp.	2,300	45,388
	Pickles Holdings Co. Ltd.	4,300	28,182
	Pigeon Corp.	26,200	289,636
	PILLAR Corp.	7,600	194,657
	Pilot Corp.	7,600	221,268
	Piolax, Inc.	8,500	98,523
#*	PKSHA Technology, Inc.	700	16,296
#	Plus Alpha Consulting Co. Ltd.	8,300	124,844
	Port, Inc.	3,300	41,439
	PR Times Corp.	2,500	47,585
	Premium Group Co. Ltd.	13,600	204,680
	Premium Water Holdings, Inc.	1,800	39,091
	Press Kogyo Co. Ltd.	25,900	102,427
	Prestige International, Inc.	29,600	128,780
	Prima Meat Packers Ltd.	9,000	142,089
#	Procrea Holdings, Inc.	7,401	74,984
#	Pronexus, Inc.	4,200	31,534
#	Pro-Ship, Inc.	2,700	52,387
	PS Construction Co. Ltd.	5,040	60,915
#	QB Net Holdings Co. Ltd.	3,700	29,260
	Qol Holdings Co. Ltd.	7,700	103,055
	Quick Co. Ltd.	4,000	61,940
#	Raccoon Holdings, Inc.	6,000	26,597
	Raito Kogyo Co. Ltd.	16,600	342,990
	Raiznext Corp.	13,300	164,751
	Raksul, Inc.	14,600	119,849
	Rakus Co. Ltd.	32,900	504,606
*	Rakuten Bank Ltd.	14,800	689,410
*	Rakuten Group, Inc.	37,800	191,257
	Rasa Corp.	4,400	44,829
	Rasa Industries Ltd.	2,900	81,514
	Recruit Holdings Co. Ltd.	98,000	5,814,450
	Relo Group, Inc.	26,100	299,712
	Renaissance, Inc.	3,700	28,064
	Renesas Electronics Corp.	120,400	1,464,432
	Rengo Co. Ltd.	71,900	417,018
#*	RENOVA, Inc.	13,800	64,647
		Shares	Value»
JAPAN — (Continued)
	Resol Holdings Co. Ltd.	500	$17,122
	Resona Holdings, Inc.	111,650	1,016,459
	Resonac Holdings Corp.	65,500	1,575,153
	Resorttrust, Inc.	67,000	829,960
	Restar Corp.	5,100	91,589
	Retail Partners Co. Ltd.	8,300	79,258
	Rheon Automatic Machinery Co. Ltd.	6,000	54,907
#	Rhythm Co. Ltd.	2,400	48,005
	Ricoh Co. Ltd.	89,200	782,149
	Ricoh Leasing Co. Ltd.	6,700	243,803
	Riken Keiki Co. Ltd.	6,800	143,164
	Riken Technos Corp.	14,600	112,454
	Riken Vitamin Co. Ltd.	4,400	83,965
#	Ringer Hut Co. Ltd.	4,300	64,513
	Rinnai Corp.	25,100	619,517
	Rion Co. Ltd.	2,700	46,078
	Riso Kagaku Corp.	2,800	21,602
#	Riso Kyoiku Co. Ltd.	14,136	20,218
	Rohm Co. Ltd.	73,600	926,173
	Rohto Pharmaceutical Co. Ltd.	27,500	392,537
#	Rokko Butter Co. Ltd.	5,300	43,114
	Roland Corp.	5,000	104,508
#	Rorze Corp.	32,000	430,290
	Round One Corp.	70,700	726,028
	Royal Holdings Co. Ltd.	11,700	206,541
	RS Technologies Co. Ltd.	2,100	43,218
	Ryobi Ltd.	7,500	113,334
	RYODEN Corp.	6,400	122,543
	Ryohin Keikaku Co. Ltd.	42,300	1,980,392
	Ryoyo Ryosan Holdings, Inc.	7,816	143,566
	S Foods, Inc.	6,900	121,482
	S&B Foods, Inc.	5,400	107,456
#	Sac's Bar Holdings, Inc.	5,800	31,246
	Saibu Gas Holdings Co. Ltd.	5,400	66,239
	Saizeriya Co. Ltd.	9,200	322,754
	Sakai Chemical Industry Co. Ltd.	5,400	102,210
	Sakai Heavy Industries Ltd.	2,800	38,712
	Sakai Moving Service Co. Ltd.	5,120	90,616
	Sakata INX Corp.	16,000	227,588
	Sakata Seed Corp.	8,900	200,120
	Sala Corp.	18,339	117,266
	San Holdings, Inc.	8,000	84,508

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San ju San Financial Group, Inc.	7,790	$175,192
	San-A Co. Ltd.	9,800	195,263
	San-Ai Obbli Co. Ltd.	26,600	358,563
	Sangetsu Corp.	14,900	296,541
	San-In Godo Bank Ltd.	51,000	429,452
*	Sanken Electric Co. Ltd.	7,800	442,456
	Sanki Engineering Co. Ltd.	15,700	461,936
	Sanko Gosei Ltd.	6,000	32,155
	Sanko Metal Industrial Co. Ltd.	1,400	66,333
	Sankyo Co. Ltd.	53,500	998,326
	Sankyo Frontier Co. Ltd.	2,000	26,845
#	Sankyo Seiko Co. Ltd.	9,600	39,257
#	Sankyo Tateyama, Inc.	10,700	43,166
	Sankyu, Inc.	19,500	1,147,915
	Sanoh Industrial Co. Ltd.	10,000	46,202
	Sanrio Co. Ltd.	23,900	980,668
	Sansei Technologies, Inc.	2,300	26,894
	Sanshin Electronics Co. Ltd.	2,900	47,586
#	Santec Holdings Corp.	1,600	62,600
	Santen Pharmaceutical Co. Ltd.	75,000	828,668
	Sanwa Holdings Corp.	31,600	862,106
	Sanyo Chemical Industries Ltd.	4,400	115,310
	Sanyo Denki Co. Ltd.	4,000	248,023
	Sanyo Electric Railway Co. Ltd.	4,200	55,482
#	Sanyo Shokai Ltd.	3,400	67,156
	Sanyo Trading Co. Ltd.	8,758	87,394
	Sapporo Holdings Ltd.	8,600	397,941
	Sata Construction Co. Ltd.	4,100	32,024
	Sato Corp.	8,135	115,051
	Sato Shoji Corp.	5,200	57,753
	Satori Electric Co. Ltd.	3,600	41,399
	Sawai Group Holdings Co. Ltd.	26,600	341,450
	SAXA, Inc.	2,100	63,945
#*	SBI ARUHI Corp.	7,200	39,577
		Shares	Value»
JAPAN — (Continued)
	SBI Global Asset Management Co. Ltd.	5,900	$24,212
	SBI Holdings, Inc.	34,200	1,270,457
	SBS Holdings, Inc.	5,900	125,620
	SCREEN Holdings Co. Ltd.	13,600	1,060,935
	Scroll Corp.	13,800	99,691
	SCSK Corp.	19,400	603,629
	SEC Carbon Ltd.	3,600	50,068
	Secom Co. Ltd.	17,000	610,525
	Seed Co. Ltd.	3,100	9,874
	Sega Sammy Holdings, Inc.	18,000	367,960
#	Segue Group Co. Ltd.	2,500	8,268
	Seibu Holdings, Inc.	27,000	754,507
	Seika Corp.	3,700	126,766
#	Seikagaku Corp.	14,400	61,494
	Seikitokyu Kogyo Co. Ltd.	7,000	68,191
	Seiko Epson Corp.	59,374	753,355
	Seiko Group Corp.	11,400	316,906
	Seino Holdings Co. Ltd.	34,400	523,216
#	Seiren Co. Ltd.	12,700	207,472
	Sekisui Chemical Co. Ltd.	64,100	1,111,822
#	Sekisui House Ltd.	58,300	1,222,949
	Sekisui Jushi Corp.	9,000	128,868
	Sekisui Kasei Co. Ltd.	9,100	21,000
	SEMITEC Corp.	1,600	25,025
	Senko Group Holdings Co. Ltd.	53,800	724,105
	Senshu Electric Co. Ltd.	3,200	90,386
#	Senshu Ikeda Holdings, Inc.	83,500	355,418
#*	Senshukai Co. Ltd.	11,500	18,457
	Septeni Holdings Co. Ltd.	10,000	29,330
	Seria Co. Ltd.	12,100	222,840
	Seven & i Holdings Co. Ltd.	355,800	4,690,580
	Seven Bank Ltd.	194,700	349,721
#	SFP Holdings Co. Ltd.	1,700	24,911
	SG Holdings Co. Ltd.	35,400	392,742
	Sharingtechnology, Inc.	8,000	64,116
*	Sharp Corp.	40,354	190,777
	Shibaura Electronics Co. Ltd.	7,000	280,548
	Shibaura Machine Co. Ltd.	8,700	223,919
	Shibaura Mechatronics Corp.	3,900	274,461

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shibusawa Logistics Corp.	4,200	$121,566
	Shibuya Corp.	6,000	144,281
*	SHIFT, Inc.	46,500	487,992
	Shiga Bank Ltd.	14,500	582,325
	Shikibo Ltd.	4,500	29,644
	Shikoku Bank Ltd.	12,700	105,042
#	Shikoku Electric Power Co., Inc.	31,400	261,288
	Shikoku Kasei Holdings Corp.	11,500	159,155
#	Shima Seiki Manufacturing Ltd.	4,100	28,793
	Shimadaya Corp.	1,800	22,779
	Shimadzu Corp.	12,400	274,495
	Shimamura Co. Ltd.	11,200	810,953
	Shimano, Inc.	2,674	292,525
	Shimizu Bank Ltd.	4,300	47,023
	Shimizu Corp.	59,200	655,815
	Shimojima Co. Ltd.	4,300	35,742
	Shin Nippon Air Technologies Co. Ltd.	5,800	101,747
#	Shin Nippon Biomedical Laboratories Ltd.	2,600	23,938
	Shinagawa Refractories Co. Ltd.	13,500	154,231
#	Shindengen Electric Manufacturing Co. Ltd.	3,400	58,381
	Shin-Etsu Chemical Co. Ltd.	93,800	2,699,274
	Shin-Etsu Polymer Co. Ltd.	18,100	213,715
#	Shinki Bus Co. Ltd.	500	12,240
	Shinko Shoji Co. Ltd.	11,400	74,891
	Shinmaywa Industries Ltd.	20,300	245,010
	Shinnihon Corp.	13,500	156,785
#	Shinnihonseiyaku Co. Ltd.	3,100	46,315
	Shinsho Corp.	6,600	92,296
	Shinwa Co. Ltd. (3447 JP)	2,800	14,451
	Shinwa Co. Ltd. (7607 JP)	2,500	56,491
	Shionogi & Co. Ltd.	92,100	1,540,310
	Ship Healthcare Holdings, Inc.	28,600	399,089
#	Shiseido Co. Ltd.	27,200	442,150
	Shizuoka Financial Group, Inc.	75,000	887,114
	Shizuoka Gas Co. Ltd.	14,000	105,225
		Shares	Value»
JAPAN — (Continued)
	SHO-BOND Holdings Co. Ltd.	9,900	$316,106
	Shoei Co. Ltd.	17,600	210,742
#	Shoei Foods Corp.	2,200	59,970
	Shofu, Inc.	2,600	34,977
	Showa Sangyo Co. Ltd.	6,200	124,518
	SIGMAXYZ Holdings, Inc.	24,000	191,097
	Siix Corp.	11,500	93,737
*	Simplex Holdings, Inc.	10,000	271,468
	Sinanen Holdings Co. Ltd.	1,600	69,579
	Sinfonia Technology Co. Ltd.	8,800	552,682
	Sinko Industries Ltd.	17,400	147,199
	Sintokogio Ltd.	12,700	76,548
	SK Kaken Co. Ltd.	2,000	120,182
	SK-Electronics Co. Ltd.	2,900	54,228
	SKY Perfect JSAT Holdings, Inc.	61,300	580,526
#	Skylark Holdings Co. Ltd.	60,800	1,155,677
#	Smaregi, Inc.	2,900	63,895
	SMC Corp.	600	208,784
#	SMK Corp.	1,799	26,151
	SMS Co. Ltd.	20,000	200,218
#	Socionext, Inc.	49,300	929,050
	Soda Nikka Co. Ltd.	8,400	61,687
	Sodick Co. Ltd.	16,900	99,721
	SoftBank Corp.	1,669,000	2,411,431
	SoftBank Group Corp.	128,044	9,777,303
	Softcreate Holdings Corp.	6,400	94,895
	Software Service, Inc.	900	81,002
	Sojitz Corp.	37,340	888,687
	Soken Chemical & Engineering Co. Ltd.	6,000	65,837
	Solasto Corp.	14,200	40,286
	Soliton Systems KK	3,100	28,193
	Sompo Holdings, Inc.	103,500	3,051,907
	Sony Group Corp. (6758 JP)	538,000	12,940,675
#	Sony Group Corp. (SONY US), Sponsored ADR	46,500	1,130,880
	Sotetsu Holdings, Inc.	15,000	236,866
#	Space Co. Ltd.	5,050	39,982
	Sparx Group Co. Ltd.	8,580	84,982
	SPK Corp.	3,600	56,895
	S-Pool, Inc.	12,800	27,218
	Square Enix Holdings Co. Ltd.	2,300	155,494
	SRA Holdings	3,800	115,954

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SRE Holdings Corp.	2,900	$60,598
	SRS Holdings Co. Ltd.	9,600	81,463
	ST Corp.	3,000	32,193
	St. Care Holding Corp.	8,200	41,986
	Stanley Electric Co. Ltd.	32,500	612,934
	Star Mica Holdings Co. Ltd.	10,200	67,380
	Star Micronics Co. Ltd.	6,000	68,999
	Startia Holdings, Inc.	2,700	47,118
	Starts Corp., Inc.	12,500	377,967
	Starzen Co. Ltd.	17,700	137,591
	Stella Chemifa Corp.	2,900	82,261
	Step Co. Ltd.	2,900	44,612
	STI Foods Holdings, Inc.	3,300	28,663
	Strike Co. Ltd.	3,200	83,040
#	Studio Alice Co. Ltd.	3,700	52,719
	Subaru Corp.	175,216	3,223,240
	Subaru Enterprise Co. Ltd.	3,000	61,527
	Sugi Holdings Co. Ltd.	27,800	672,791
	Sugimoto & Co. Ltd.	7,600	90,183
	SUMCO Corp.	100,000	782,080
	Sumida Corp.	10,500	71,565
	Suminoe Co. Ltd.	2,400	17,829
#	Sumiseki Holdings, Inc.	7,800	32,209
	Sumitomo Bakelite Co. Ltd.	27,800	806,172
	Sumitomo Chemical Co. Ltd.	306,800	767,334
	Sumitomo Corp.	72,900	1,863,306
	Sumitomo Densetsu Co. Ltd.	5,000	217,284
	Sumitomo Electric Industries Ltd.	117,900	2,925,652
	Sumitomo Forestry Co. Ltd.	141,900	1,425,477
	Sumitomo Heavy Industries Ltd.	32,900	728,621
	Sumitomo Metal Mining Co. Ltd.	27,200	598,272
	Sumitomo Mitsui Construction Co. Ltd.	7,288	28,735
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	217,800	5,494,354
	Sumitomo Mitsui Trust Group, Inc.	45,200	1,184,907
	Sumitomo Osaka Cement Co. Ltd.	10,800	281,105
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Realty & Development Co. Ltd.	35,500	$1,296,785
	Sumitomo Riko Co. Ltd.	14,500	183,621
	Sumitomo Rubber Industries Ltd.	59,228	676,947
	Sumitomo Seika Chemicals Co. Ltd.	3,085	92,307
	Sumitomo Warehouse Co. Ltd.	24,700	512,307
	Sun Frontier Fudousan Co. Ltd.	15,900	222,606
	Sundrug Co. Ltd.	19,600	580,925
	Suntory Beverage & Food Ltd.	14,200	428,779
	Sun-Wa Technos Corp.	4,300	68,684
#*	SUNWELS Co. Ltd.	2,100	10,731
#	Suruga Bank Ltd.	34,500	317,666
	Suzuden Corp.	1,000	11,284
	Suzuken Co. Ltd.	16,470	622,519
	Suzuki Co. Ltd.	6,500	79,694
	Suzuki Motor Corp.	184,000	2,021,713
	SWCC Corp.	14,200	850,083
	Sysmex Corp.	51,000	828,538
	System Research Co. Ltd.	5,300	76,603
#	System Support Holdings, Inc.	2,300	40,874
	Systems Engineering Consultants Co. Ltd.	700	24,118
	Systena Corp.	103,500	274,169
	Syuppin Co. Ltd.	8,000	66,797
	T Hasegawa Co. Ltd.	9,500	196,011
	T RAD Co. Ltd.	2,200	71,826
	T&D Holdings, Inc.	61,900	1,511,519
	Tachibana Eletech Co. Ltd.	6,280	118,887
	Tachikawa Corp.	4,700	52,518
	Tachi-S Co. Ltd.	9,900	117,238
	Tadano Ltd.	30,600	220,162
	Taihei Dengyo Kaisha Ltd.	3,800	163,376
	Taiheiyo Cement Corp.	33,909	828,629
	Taikisha Ltd.	11,200	200,664
	Taiko Bank Ltd.	3,600	39,069
	Taisei Corp.	6,800	406,598
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,700	45,272
	Taisei Oncho Co. Ltd.	1,100	29,269
	Taiyo Holdings Co. Ltd.	13,400	581,924
	Taiyo Yuden Co. Ltd.	38,900	726,775

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takamatsu Construction Group Co. Ltd.	5,500	$112,133
#	Takamiya Co. Ltd.	13,500	29,891
	Takaoka Toko Co. Ltd.	4,200	80,305
	Takara & Co. Ltd.	2,400	56,386
	Takara Bio, Inc.	13,100	76,563
	Takara Holdings, Inc.	44,800	377,135
	Takara Standard Co. Ltd.	14,900	254,759
	Takasago International Corp.	5,100	244,504
	Takasago Thermal Engineering Co. Ltd.	8,200	397,868
	Takashima & Co. Ltd.	6,800	72,345
	Takashimaya Co. Ltd.	87,200	673,900
	Take & Give Needs Co. Ltd.	2,200	13,102
#	TAKEBISHI Corp.	3,200	40,206
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	134,453	3,693,395
#	Takeuchi Manufacturing Co. Ltd.	13,000	464,699
	Taki Chemical Co. Ltd.	1,600	31,023
	Takuma Co. Ltd.	15,000	216,971
#	Tama Home Co. Ltd.	4,400	103,769
#	Tamron Co. Ltd.	44,000	264,410
#	Tamura Corp.	28,300	90,404
	Tanabe Engineering Corp.	1,500	25,516
#	Tayca Corp.	6,000	49,223
#	Tazmo Co. Ltd.	2,700	39,857
	TBS Holdings, Inc.	6,300	207,233
	TDC Soft, Inc.	8,400	72,992
	TDK Corp. (6762 JP)	216,999	2,643,684
	TechMatrix Corp.	14,000	199,170
#	Techno Medica Co. Ltd.	2,700	33,490
	Techno Ryowa Ltd.	1,900	51,634
	Techno Smart Corp.	800	8,940
	TechnoPro Holdings, Inc.	32,900	1,041,949
	Teijin Ltd.	47,063	400,022
	Teikoku Electric Manufacturing Co. Ltd.	4,300	96,349
#	Teikoku Sen-I Co. Ltd.	4,500	89,197
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	51,325
	Tekken Corp.	3,800	78,855
#	Temairazu, Inc.	1,200	23,792
		Shares	Value»
JAPAN — (Continued)
	Tenpos Holdings Co. Ltd.	500	$11,219
#	Tera Probe, Inc.	1,200	26,692
	Terasaki Electric Co. Ltd.	1,100	27,911
	Terumo Corp.	22,500	381,539
#	Tess Holdings Co. Ltd.	14,200	41,135
	THK Co. Ltd.	26,000	730,833
	TIS, Inc.	39,600	1,263,316
	TKC Corp.	5,900	177,225
	Toa Corp. (1885 JP)	27,600	344,793
	Toa Corp. (6809 JP)	8,800	60,858
	TOA ROAD Corp.	11,500	123,070
	Toagosei Co. Ltd.	44,700	438,177
	TOBISHIMA HOLDINGS, Inc.	6,890	89,416
	Tobu Railway Co. Ltd.	24,700	420,439
	TOC Co. Ltd.	9,100	44,086
	Tocalo Co. Ltd.	26,300	351,926
	Tochigi Bank Ltd.	36,200	106,358
	Toda Corp.	76,500	487,853
	Toei Animation Co. Ltd.	9,400	205,651
	Toei Co. Ltd.	5,400	186,510
	Toell Co. Ltd.	2,100	11,039
	Toenec Corp.	18,500	163,081
#	Toho Bank Ltd.	57,700	140,485
#	Toho Co. Ltd. (8142 JP)	2,400	51,768
	Toho Co. Ltd. (9602 JP)	4,800	302,847
	Toho Gas Co. Ltd.	13,600	379,769
#	Toho Holdings Co. Ltd.	17,200	580,457
#	Toho Titanium Co. Ltd.	11,900	107,766
	Tohoku Bank Ltd.	4,300	33,340
	Tohoku Electric Power Co., Inc.	60,900	427,256
#	Tohokushinsha Film Corp.	14,100	63,653
#	Tokai Carbon Co. Ltd.	64,500	440,446
	Tokai Corp.	6,700	93,491
	TOKAI Holdings Corp.	35,491	251,303
	Tokai Rika Co. Ltd.	15,618	250,058
	Tokai Tokyo Financial Holdings, Inc.	66,500	239,730
	Token Corp.	2,200	203,240
	Tokio Marine Holdings, Inc. (8766 JP)	147,300	5,914,521
	Tokushu Tokai Paper Co. Ltd.	3,000	78,110
	Tokuyama Corp.	24,877	532,733
	Tokyo Century Corp.	56,800	650,061

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Tokyo Electric Power Co. Holdings, Inc.	155,900	$590,322
	Tokyo Electron Device Ltd.	9,000	156,561
	Tokyo Electron Ltd.	30,000	4,769,360
#	Tokyo Energy & Systems, Inc.	8,800	96,898
	Tokyo Gas Co. Ltd.	30,800	1,031,449
#	Tokyo Individualized Educational Institute, Inc.	5,100	12,286
	Tokyo Kiraboshi Financial Group, Inc.	10,800	465,648
	Tokyo Ohka Kogyo Co. Ltd.	13,600	372,499
	Tokyo Rope Manufacturing Co. Ltd.	3,500	31,288
	Tokyo Sangyo Co. Ltd.	7,700	41,354
	Tokyo Seimitsu Co. Ltd.	13,300	827,389
	Tokyo Steel Manufacturing Co. Ltd.	16,900	175,842
	Tokyo Tatemono Co. Ltd.	63,500	1,062,664
#	Tokyo Tekko Co. Ltd.	4,000	145,706
	Tokyotokeiba Co. Ltd.	6,100	210,218
	Tokyu Construction Co. Ltd.	22,500	154,577
	Tokyu Corp.	35,000	393,985
	Tokyu Fudosan Holdings Corp.	178,000	1,255,194
	Toli Corp.	17,400	64,824
	Tomato Bank Ltd.	3,000	26,257
#	Tomen Devices Corp.	1,300	50,515
	Tomoe Corp.	9,200	93,144
	Tomoe Engineering Co. Ltd.	7,800	82,162
	Tomoku Co. Ltd.	4,500	97,981
	TOMONY Holdings, Inc.	67,654	273,482
	Tomy Co. Ltd.	24,921	526,651
	Topcon Corp.	33,800	735,906
	TOPPAN Holdings, Inc.	24,220	652,686
	Topre Corp.	11,900	163,028
	Topy Industries Ltd.	4,700	81,279
	Toray Industries, Inc.	172,200	1,177,823
#	Torex Semiconductor Ltd.	3,700	37,619
	Toridoll Holdings Corp.	14,600	429,483
	Torigoe Co. Ltd.	6,600	39,903
		Shares	Value»
JAPAN — (Continued)
	Torishima Pump Manufacturing Co. Ltd.	8,500	$121,909
	Tosei Corp.	11,100	214,036
	Toshiba TEC Corp.	9,400	187,921
	Tosho Co. Ltd.	5,000	22,523
	Tosoh Corp.	84,300	1,269,088
	Totech Corp.	6,200	116,515
	Totetsu Kogyo Co. Ltd.	6,700	185,410
#	TOTO Ltd.	32,199	819,664
#	Tottori Bank Ltd.	4,100	35,627
	Toukei Computer Co. Ltd.	1,000	26,339
	Tow Co. Ltd.	15,200	31,918
	Towa Bank Ltd.	12,100	61,441
#	Towa Corp.	10,500	130,393
	Towa Pharmaceutical Co. Ltd.	10,260	222,592
	Toyo Construction Co. Ltd.	22,600	246,994
#	Toyo Corp.	9,100	91,989
#	Toyo Engineering Corp.	6,100	54,879
	Toyo Gosei Co. Ltd.	1,700	57,205
#	Toyo Innovex Co. Ltd.	6,400	27,255
	Toyo Kanetsu KK	3,400	91,835
#	Toyo Securities Co. Ltd.	15,900	53,469
	Toyo Seikan Group Holdings Ltd.	34,000	704,167
	Toyo Suisan Kaisha Ltd.	7,600	485,553
	Toyo Tanso Co. Ltd.	4,900	157,294
	Toyo Tire Corp.	43,100	912,903
	Toyobo Co. Ltd.	31,600	204,621
	Toyoda Gosei Co. Ltd.	22,500	474,841
	Toyota Boshoku Corp.	25,700	365,210
	Toyota Industries Corp.	8,100	866,154
	Toyota Motor Corp. (7203 JP)	1,174,115	20,884,690
	Toyota Tsusho Corp.	111,000	2,543,935
	TPR Co. Ltd.	7,200	100,692
	Traders Holdings Co. Ltd.	4,960	39,053
#	Transaction Co. Ltd.	4,900	84,993
	Transcosmos, Inc.	6,500	154,820
	TRE Holdings Corp.	17,352	155,595
#	Treasure Factory Co. Ltd.	5,100	58,636
	Trend Micro, Inc. (4704 JP)	17,500	1,067,122
#	Tri Chemical Laboratories, Inc.	2,800	63,604

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	14,200	$206,811
	TS Tech Co. Ltd.	28,014	336,370
	TSI Holdings Co. Ltd.	18,400	128,701
#	Tsubaki Nakashima Co. Ltd.	16,100	37,287
	Tsubakimoto Chain Co.	31,500	442,128
	Tsubakimoto Kogyo Co. Ltd.	5,100	90,466
	Tsuburaya Fields Holdings, Inc.	10,600	161,344
	Tsugami Corp.	15,200	209,338
	Tsukishima Holdings Co. Ltd.	11,200	170,261
#	Tsukuba Bank Ltd.	27,700	47,060
	Tsumura & Co.	19,000	468,689
	Tsuruha Holdings, Inc.	10,800	794,930
	Tsurumi Manufacturing Co. Ltd.	4,400	114,234
	Tsutsumi Jewelry Co. Ltd.	2,700	40,051
	Tsuzuki Denki Co. Ltd.	1,500	30,313
	TV Asahi Holdings Corp.	8,100	152,196
	Tv Tokyo Holdings Corp.	2,500	60,595
#	TWOSTONE&Sons	1,500	8,755
	TYK Corp.	5,300	20,834
	UACJ Corp.	13,733	540,419
	UBE Corp.	25,300	387,289
	Uchida Yoko Co. Ltd.	2,500	171,085
	Ukai Co. Ltd.	500	11,797
	ULS Group, Inc.	700	33,643
	Ulvac, Inc.	12,100	444,457
	U-Next Holdings Co. Ltd.	20,400	274,341
	Unicharm Corp.	111,300	769,878
	Unipres Corp.	10,323	73,127
	United Arrows Ltd.	8,000	116,099
#	United Super Markets Holdings, Inc.	22,173	138,231
*	Universal Entertainment Corp.	4,600	30,726
#	Urbanet Corp. Co. Ltd.	8,600	28,622
	User Local, Inc.	2,500	31,566
	Ushio, Inc.	32,400	397,417
	USS Co. Ltd.	75,900	824,949
	UT Group Co. Ltd.	10,000	168,820
	V Technology Co. Ltd.	3,500	68,644
	Valor Holdings Co. Ltd.	14,201	250,802
	Valqua Ltd.	5,600	130,880
		Shares	Value»
JAPAN — (Continued)
#	Value HR Co. Ltd.	6,600	$73,254
	ValueCommerce Co. Ltd.	3,600	19,225
	Vector, Inc.	6,200	45,415
	Vertex Corp.	11,820	219,313
	Vision, Inc.	12,000	88,129
*	Visional, Inc.	7,100	554,975
	Vital KSK Holdings, Inc.	10,978	92,359
	VT Holdings Co. Ltd.	28,400	87,603
	Wacoal Holdings Corp.	10,900	393,935
	Wacom Co. Ltd.	52,300	225,193
	Wakachiku Construction Co. Ltd.	2,700	90,530
	Wakita & Co. Ltd.	15,800	184,213
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	67,968
#	Waseda Academy Co. Ltd.	2,700	46,135
#	Watahan & Co. Ltd.	7,600	79,297
	WATAMI Co. Ltd.	4,700	31,575
#	WDB Holdings Co. Ltd.	2,700	30,631
	Weathernews, Inc.	3,000	88,217
	Welcia Holdings Co. Ltd.	22,500	377,543
	Wellneo Sugar Co. Ltd.	2,800	42,651
	Wellnet Corp.	7,500	35,995
#	West Holdings Corp.	9,350	93,181
	West Japan Railway Co.	30,200	661,205
#	Will Group, Inc.	6,900	43,971
*	WingArc1st, Inc.	5,500	131,549
	Workman Co. Ltd.	2,600	111,288
	World Co. Ltd.	9,700	178,183
	World Holdings Co. Ltd.	2,400	37,895
#*	W-Scope Corp.	8,000	12,641
	Xebio Holdings Co. Ltd.	8,500	62,835
#	YAC Holdings Co. Ltd.	3,400	18,126
	Yahagi Construction Co. Ltd.	6,500	85,416
#	Yakult Honsha Co. Ltd.	8,100	130,309
	YAKUODO Holdings Co. Ltd.	4,100	62,579
	YAMABIKO Corp.	14,000	203,367
	YAMADA Consulting Group Co. Ltd.	4,000	44,160
	Yamada Holdings Co. Ltd.	114,428	348,745

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamae Group Holdings Co. Ltd.	5,200	$89,322
	Yamagata Bank Ltd.	6,600	66,519
	Yamaguchi Financial Group, Inc.	47,000	531,983
	Yamaha Corp.	69,000	497,291
	Yamaha Motor Co. Ltd.	183,000	1,323,606
	Yamaichi Electronics Co. Ltd.	10,400	198,112
#	Yamami Co.	1,200	36,713
#	Yamanashi Chuo Bank Ltd.	8,700	161,263
#	Yamatane Corp.	7,600	129,542
	Yamato Corp.	7,100	85,056
	Yamato Holdings Co. Ltd.	46,510	672,497
	Yamato Kogyo Co. Ltd.	10,700	600,415
	Yamau Holdings Co. Ltd.	1,100	15,624
	Yamaura Corp.	2,400	21,190
	Yamaya Corp.	1,800	31,385
	Yamazaki Baking Co. Ltd.	35,500	758,363
	Yamazen Corp.	14,200	125,865
	Yaoko Co. Ltd.	6,800	440,078
#	Yashima Denki Co. Ltd.	5,500	64,524
	Yaskawa Electric Corp.	10,300	215,433
	Yasuda Logistics Corp.	6,700	87,775
	Yellow Hat Ltd.	25,400	268,876
	Yodogawa Steel Works Ltd.	43,500	334,837
	Yokogawa Bridge Holdings Corp.	11,600	205,618
	Yokogawa Electric Corp.	29,800	794,292
	Yokohama Rubber Co. Ltd.	48,300	1,380,989
#	Yokorei Co. Ltd.	13,200	91,923
	Yokowo Co. Ltd.	8,200	85,072
#	Yomeishu Seizo Co. Ltd.	1,700	36,121
	Yondenko Corp.	10,200	89,650
	Yonex Co. Ltd.	22,100	433,943
#	Yorozu Corp.	7,600	47,635
#*	Yoshimura Food Holdings KK	2,900	16,366
#	Yoshinoya Holdings Co. Ltd.	15,000	325,103
#	Yossix Holdings Co. Ltd.	1,300	22,429
	Yotai Refractories Co. Ltd.	500	5,674
		Shares	Value»
JAPAN — (Continued)
	Yuasa Trading Co. Ltd.	7,100	$220,589
	Yukiguni Factory Co. Ltd.	8,900	66,447
	Yurtec Corp.	15,000	245,549
	Yushin Co.	4,200	17,505
	Yushiro, Inc.	3,700	53,035
	Yutaka Giken Co. Ltd.	1,900	34,170
	Zacros Corp.	5,200	135,510
	Zaoh Co. Ltd.	1,500	23,848
	Zenitaka Corp.	1,000	30,475
	Zenkoku Hosho Co. Ltd.	24,000	512,044
	Zenrin Co. Ltd.	10,800	78,939
	Zensho Holdings Co. Ltd.	14,577	767,092
	Zeon Corp.	52,000	551,902
	ZERIA Pharmaceutical Co. Ltd.	7,500	103,484
#	ZIGExN Co. Ltd.	15,100	50,637
	Zojirushi Corp.	7,600	90,668
	ZOZO, Inc.	67,000	663,258
#	Zuiko Corp.	5,900	39,318
TOTAL JAPAN			636,537,120
KUWAIT — (0.3%)
	A'ayan Leasing & Investment Co. KSCP	212,894	125,237
*	Acico Industries Co. KSC	78,758	21,981
	Agility Public Warehousing Co. KSC	341,311	159,124
	Al Ahli Bank of Kuwait KSCP	213,245	209,384
	Al-Eid Food KSC	63,719	45,928
	Ali Alghanim Sons Automotive Co. KSCC	55,081	201,825
*	Alimtiaz Investment Group KSC	325,506	51,698
*††	Arabi Group Holding KSC	11,040	10,422
	Arzan Financial Group for Financing & Investment KPSC	211,790	204,423
*	Asiya Capital Investments Co. KSCP	238,493	34,586
	Boubyan Bank KSCP	35,670	82,135
	Boubyan Petrochemicals Co. KSCP	137,857	291,032
	Boursa Kuwait Securities Co. KPSC	34,953	397,392

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Burgan Bank SAK	207,034	$168,797
	Combined Group Contracting Co. SAK	34,732	81,939
	Commercial Facilities Co. SAKP	149,075	113,621
	Commercial Real Estate Co. KSC	326,642	202,365
	Gulf Bank KSCP	469,155	518,274
	Gulf Cables & Electrical Industries Group Co. KSCP	43,638	298,865
	Heavy Engineering & Ship Building Co. KSCP	33,371	94,030
	Humansoft Holding Co. KSC	28,369	222,297
*	IFA Hotels & Resorts-KPSC	13,490	38,570
	Integrated Holding Co. KCSC	62,758	111,141
	Jazeera Airways Co. KSCP	24,495	107,923
	JTC Logistics Transportation & Stevedoring Co. KSCP	17,152	24,848
	KAMCO Investment Co. KSC	57,693	29,722
*	Kuwait Business Town Real Estate Co. KSCP	46,181	17,174
	Kuwait Cement Co. KSC	128,229	146,495
	Kuwait Finance House KSCP	657,392	1,731,061
	Kuwait Financial Centre SAK	121,256	59,694
	Kuwait International Bank KSCP	406,965	367,481
	Kuwait Investment Co. SAK	97,197	65,671
	Kuwait Portland Cement Co. KSC	13,161	31,742
	Kuwait Real Estate Co. KSC	189,600	222,349
	Kuwait Telecommunications Co.	89,948	168,920
	Mabanee Co. KPSC	101,327	293,403
	Mezzan Holding Co. KSCC	44,467	180,495
	Mobile Telecommunications Co. KSCP	631,416	1,096,148
		Shares	Value»
KUWAIT — (Continued)
*	Munshaat Real Estate Projects Co. KSCP	42,428	$26,900
	National Bank of Kuwait SAKP	439,901	1,505,683
*	National Consumer Holding Co. SAK	117,998	42,348
	National Industries Group Holding SAK	451,968	363,898
	National Investments Co. KSCP	215,412	172,699
*	Oula Fuel Marketing Co.	22,040	26,369
*	Privatization Holding Co. KSCP	218,356	39,572
	Salhia Real Estate Co. KSCP	100,574	135,550
	Securities House KSC	134,324	35,875
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	133,500	67,976
	Specialities Group Holding Co. KSCC	21,540	11,112
*	Warba Bank KSCP	757,380	685,021
TOTAL KUWAIT			11,341,195
MALAYSIA — (0.4%)
	7-Eleven Malaysia Holdings Bhd., Class B	134,004	62,049
	Able Global Bhd.	36,500	12,795
#	Aeon Co. M Bhd.	145,400	43,912
#	AEON Credit Service M Bhd.	60,198	72,613
#*	AFFIN Bank Bhd.	217,675	121,209
	Ajinomoto Malaysia Bhd.	5,800	17,459
	Alliance Bank Malaysia Bhd.	308,694	324,404
	Allianz Malaysia Bhd.	18,500	75,472
	AME Elite Consortium Bhd.	96,100	33,928
	AMMB Holdings Bhd. (AMM MK)	388,600	459,164
	Ancom Nylex Bhd.	253,661	55,218
*	Astro Malaysia Holdings Bhd.	608,000	20,625
#	Aurelius Technologies Bhd.	93,900	23,888
#	Axiata Group Bhd.	657,690	415,346
#	Bank Islam Malaysia Bhd.	199,900	104,815
	Batu Kawan Bhd.	10,900	48,100
#*	Berjaya Corp. Bhd.	786,982	51,577
*	Berjaya Land Bhd.	466,800	30,465
*	Bermaz Auto Bhd.	272,800	47,249

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	British American Tobacco Malaysia Bhd.	38,700	$46,880
#*	Bumi Armada Bhd.	871,200	89,680
#	Bursa Malaysia Bhd.	181,450	320,046
#	Cahya Mata Sarawak Bhd.	110,700	31,981
	Carlsberg Brewery Malaysia Bhd.	53,000	224,540
	CCK Consolidated Holdings Bhd.	32,400	9,783
	CelcomDigi Bhd.	164,300	147,757
	CIMB Group Holdings Bhd.	762,241	1,165,174
	Crescendo Corp. Bhd.	22,200	6,222
#	D&O Green Technologies Bhd.	135,400	32,950
#*	Dagang NeXchange Bhd.	672,000	45,262
#	Dayang Enterprise Holdings Bhd.	182,300	78,408
	Dialog Group Bhd.	228,300	93,388
	DRB-Hicom Bhd.	266,700	52,688
	Duopharma Biotech Bhd.	68,089	21,049
	Dutch Lady Milk Industries Bhd.	4,500	28,727
	DXN Holdings Bhd.	30,500	3,598
#	Eastern & Oriental Bhd.	373,500	72,831
	Eco World Development Group Bhd.	290,100	138,027
	EG Industries Bhd.	75,600	20,082
*	Ekovest Bhd.	703,100	68,095
	Farm Fresh Bhd.	238,800	97,194
	Formosa Prosonic Industries Bhd.	55,700	16,555
	Fraser & Neave Holdings Bhd.	16,100	107,947
#	Frontken Corp. Bhd.	394,750	373,694
	Gamuda Bhd.	116,715	140,874
	Gas Malaysia Bhd.	81,500	79,282
#	Genting Bhd.	477,700	349,530
#	Genting Malaysia Bhd.	664,200	303,839
	Genting Plantations Bhd.	75,700	86,982
*	Greatech Technology Bhd.	187,600	74,504
#	Guan Chong Bhd.	181,533	48,331
	HAP Seng Consolidated Bhd.	92,700	55,545
	Hap Seng Plantations Holdings Bhd.	48,500	21,906
		Shares	Value»
MALAYSIA — (Continued)
	Hartalega Holdings Bhd.	63,200	$21,580
#	Heineken Malaysia Bhd.	36,100	202,192
	Hextar Global Bhd.	342,000	72,107
	Hiap Teck Venture Bhd.	410,500	28,714
	Hibiscus Petroleum Bhd.	182,000	66,423
#	Hong Leong Bank Bhd.	22,580	100,381
	Hong Leong Financial Group Bhd.	24,978	94,383
	Hong Leong Industries Bhd.	19,300	59,065
#	Hume Cement Industries Bhd.	23,800	16,982
#	Hup Seng Industries Bhd.	73,100	16,242
#	IHH Healthcare Bhd.	60,700	94,607
	IJM Corp. Bhd.	395,100	263,146
	Inari Amertron Bhd.	144,425	70,785
	IOI Corp. Bhd.	87,900	77,621
#	IOI Properties Group Bhd.	350,425	173,601
#	ITMAX SYSTEM Bhd.	90,500	84,838
#	Jaya Tiasa Holdings Bhd.	174,000	49,120
	Keck Seng Malaysia Bhd.	28,200	35,605
	Kelington Group Bhd.	140,000	138,302
	Kenanga Investment Bank Bhd.	38,300	8,106
	Kerjaya Prospek Group Bhd.	105,989	50,474
#	Kim Loong Resources Bhd.	78,000	42,932
#	Kossan Rubber Industries Bhd.	329,200	105,421
	KPJ Healthcare Bhd.	282,100	170,976
	Kretam Holdings Bhd.	69,600	11,458
#*	KSL Holdings Bhd.	98,800	37,394
#	Kuala Lumpur Kepong Bhd.	43,536	199,566
	Lagenda Properties Bhd.	99,600	28,166
	LBS Bina Group Bhd.	202,600	21,995
	Leong Hup International Bhd.	318,300	45,001
	LPI Capital Bhd.	51,940	176,510
#	Magni-Tech Industries Bhd.	146,900	72,475
#	Magnum Bhd.	274,315	86,724
	Mah Sing Group Bhd.	354,775	96,500
#	Malakoff Corp. Bhd.	364,600	76,310
	Malayan Banking Bhd.	201,297	442,737

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Malayan Cement Bhd.	8,500	$11,150
#	Malayan Flour Mills Bhd.	308,600	41,883
	Malaysia Smelting Corp. Bhd.	70,800	19,151
#	Malaysian Pacific Industries Bhd.	19,200	89,918
	Malaysian Resources Corp. Bhd.	545,720	67,967
#	Matrix Concepts Holdings Bhd.	460,198	144,105
	Maxis Bhd.	150,400	121,012
	MBM Resources Bhd.	57,700	62,144
#	MBSB Bhd.	714,632	114,484
#	Mega First Corp. Bhd.	182,800	155,090
	Mi Technovation Bhd.	73,500	34,667
	MISC Bhd.	77,800	135,872
#	MKH Bhd.	100,700	24,933
	MKH Oil Palm East Kalimantan Bhd.	14,385	2,122
	MNRB Holdings Bhd.	182,774	79,041
Ω	Mr. DIY Group M Bhd.	504,300	194,412
*	Muhibbah Engineering M Bhd.	185,600	24,955
#	Nationgate Holdings Bhd.	96,100	34,520
#	Nestle Malaysia Bhd.	5,700	117,557
#	NEXG Bhd.	385,800	48,171
††	Nylex Malaysia Bhd.	2,335	25
#	OCK Group Bhd.	205,000	19,890
#	Oriental Holdings Bhd.	77,700	123,461
#	OSK Holdings Bhd.	616,124	188,611
	Padini Holdings Bhd.	145,450	67,897
	Pantech Group Holdings Bhd.	131,400	20,870
	Paramount Corp. Bhd.	146,300	37,022
	Pecca Group Bhd.	44,400	15,804
	Perak Transit Bhd.	169,750	27,440
#	Petronas Chemicals Group Bhd.	134,800	121,993
	Petronas Dagangan Bhd.	34,000	171,733
#	Petronas Gas Bhd.	27,100	114,144
#	PPB Group Bhd.	79,720	175,992
#	Press Metal Aluminium Holdings Bhd.	291,100	363,556
	Public Bank Bhd.	1,063,600	1,047,506
#	QL Resources Bhd.	296,737	295,327
#*	Ranhill Utilities Bhd.	168,104	52,944
#	RCE Capital Bhd.	177,200	42,683
	RGB International Bhd.	365,300	25,136
		Shares	Value»
MALAYSIA — (Continued)
	RHB Bank Bhd.	146,376	$210,150
#	Sam Engineering & Equipment M Bhd.	69,800	68,016
*	Sapura Energy Bhd.	2,931,800	27,389
	Sarawak Oil Palms Bhd.	100,150	78,473
#	Scientex Bhd.	292,500	223,212
	SD Guthrie Bhd.	210,136	234,738
#	Sime Darby Bhd.	694,370	264,698
#	Sime Darby Property Bhd.	676,570	234,476
	SKP Resources Bhd.	262,649	57,915
*	Solarvest Holdings Bhd.	122,200	71,526
	Southern Cable Group Bhd.	42,500	16,968
	SP Setia Bhd. Group	580,379	151,710
	Sports Toto Bhd.	220,724	70,793
#	Sunway Bhd.	115,854	128,032
#	Sunway Construction Group Bhd.	88,890	108,706
*	Supermax Corp. Bhd.	368,478	48,655
#	Syarikat Takaful Malaysia Keluarga Bhd.	104,145	77,945
#	Ta Ann Holdings Bhd.	86,480	77,913
	Taliworks Corp. Bhd.	122,766	16,653
#	Telekom Malaysia Bhd.	124,912	197,207
	Tenaga Nasional Bhd.	111,700	340,232
	Teo Seng Capital Bhd.	44,400	9,868
	Thong Guan Industries Bhd.	59,400	15,676
	TIME dotCom Bhd.	106,400	129,373
*	Top Glove Corp. Bhd.	717,700	114,906
#*	Tropicana Corp. Bhd.	247,716	68,968
	TSH Resources Bhd.	142,000	38,803
	Uchi Technologies Bhd.	83,700	62,491
#	UEM Sunrise Bhd.	400,200	69,761
#	United Plantations Bhd.	51,000	258,757
	UOA Development Bhd.	176,020	72,548
	Velesto Energy Bhd.	1,107,073	46,643
	ViTrox Corp. Bhd.	80,900	72,234
#	VS Industry Bhd.	701,467	131,372
#*	WCT Holdings Bhd.	364,227	66,693
	Wellcall Holdings Bhd.	127,300	39,321
#	Westports Holdings Bhd.	104,800	137,351
#	Yinson Holdings Bhd.	440,269	241,068
#	YTL Corp. Bhd.	799,450	462,789
#	YTL Power International Bhd.	179,384	170,959

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Zetrix Ai Bhd.	1,204,715	$247,088
TOTAL MALAYSIA			19,409,342
MEXICO — (0.6%)
#	Alfa SAB de CV, Class A	2,058,476	1,501,438
#	Alpek SAB de CV	75,784	36,275
*	Alsea SAB de CV	76,018	227,913
	America Movil SAB de CV (2228390D US), ADR	2,021	36,520
	America Movil SAB de CV (AMXB MM)	1,262,696	1,141,882
	Arca Continental SAB de CV	26,200	273,152
*	Axtel SAB de CV	499,613	62,236
#Ω	Banco del Bajio SA	218,152	490,307
#	Becle SAB de CV	73,268	91,813
	Bolsa Mexicana de Valores SAB de CV	59,880	128,140
	Cemex SAB de CV (CEMEXCPO MM)	2,131,083	1,859,402
	Cemex SAB de CV (CX US), Sponsored ADR	106,419	925,845
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	31,012	257,762
*	Consorcio ARA SAB de CV	312,104	53,437
#*	Controladora Alpek SAB de CV	2,058,476	294,614
*	Controladora AXTEL SAB de CV	1,784,541	68,487
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	209,154	122,288
#	Corp. Inmobiliaria Vesta SAB de CV	126,344	356,094
	Corporativo Fragua SAB de CV	380	11,119
	El Puerto de Liverpool SAB de CV, Class C1	29,011	141,603
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	50,113	453,049
	GCC SAB de CV	53,330	498,614
	Genomma Lab Internacional SAB de CV, Class B	156,950	181,202
		Shares	Value»
MEXICO — (Continued)
	Gentera SAB de CV	389,915	$884,207
	Gruma SAB de CV, Class B	39,470	679,913
	Grupo Aeroportuario del Centro Norte SAB de CV	80,213	1,067,239
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	25,644	590,281
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,264	750,035
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	204	61,875
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	11,168	338,628
#	Grupo Bimbo SAB de CV	186,144	540,424
#	Grupo Carso SAB de CV	27,985	198,929
#	Grupo Comercial Chedraui SA de CV	87,257	706,058
	Grupo Financiero Banorte SAB de CV, Class O	211,838	1,886,607
	Grupo Financiero Inbursa SAB de CV, Class O	276,748	712,665
	Grupo Herdez SAB de CV	54,050	155,374
*	Grupo Hotelero Santa Fe SAB de CV	60,872	12,487
	Grupo Industrial Saltillo SAB de CV	7,630	6,026
	Grupo Mexico SAB de CV	205,108	1,279,574
*	Grupo Rotoplas SAB de CV	43,386	31,530
*	Grupo Simec SAB de CV (SIMECB MM)	33,392	309,768
#	Grupo Televisa SAB (TLEVICPO MM)	466,624	257,243
#	Grupo Televisa SAB (TV US), Sponsored ADR	12,209	34,185
*Ω	Grupo Traxion SAB de CV	63,274	55,442
*	Industrias CH SAB de CV	73,798	665,023
*	Industrias Penoles SAB de CV	47,800	1,255,368

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Kimberly-Clark de Mexico SAB de CV, Class A	231,975	$434,315
	La Comer SAB de CV	186,773	401,267
	Megacable Holdings SAB de CV	236,400	652,121
*	Minera Frisco SAB de CV, Class A1	307,440	65,839
*Ω	Nemak SAB de CV	863,306	154,677
*	Ollamani SAB	21,064	52,501
	Operadora De Sites Mexicanos SAB de CV, Class A-1	49,093	42,444
	Orbia Advance Corp. SAB de CV	158,347	107,691
	Organizacion Cultiba SAB de CV	15,310	8,716
*	Organizacion Soriana SAB de CV, Class B	50,685	69,828
*	Promotora de Hoteles Norte 19 SAB de CV	142,020	36,060
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	54,078	639,218
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,273	72,672
#	Qualitas Controladora SAB de CV	43,010	389,746
	Regional SAB de CV	84,693	654,828
#*	Sitios Latinoamerica SAB de CV	233,407	39,345
*	Vista Energy SAB de CV (VIST US), ADR	15,944	712,697
*	Vista Energy SAB de CV (VISTAA MM)	1,130	50,688
	Wal-Mart de Mexico SAB de CV	222,683	656,304
TOTAL MEXICO			26,933,030
NETHERLANDS — (2.3%)
	Aalberts NV	35,456	1,133,254
Ω	ABN AMRO Bank NV	114,996	3,324,354
	Acomo NV	5,847	148,326
*Ω	Adyen NV	985	1,689,423
	Aegon Ltd. (AEG US)	37,459	265,958
	Aegon Ltd. (AGN NA)	368,518	2,633,624
	Akzo Nobel NV	43,431	2,727,569
		Shares	Value»
NETHERLANDS — (Continued)
	Allfunds Group PLC	121,224	$839,380
	AMG Critical Materials NV	8,793	247,584
	Aperam SA	13,700	402,972
	Arcadis NV	30,386	1,516,495
	ArcelorMittal SA (MT NA)	51,013	1,590,390
#	ArcelorMittal SA (MT US)	9,714	307,254
	ASM International NV	5,632	2,726,209
	ASML Holding NV (ASML NA)	4,870	3,375,265
	ASML Holding NV (ASML US)	22,102	15,354,480
	ASR Nederland NV	50,989	3,386,889
#*	Avantium NV	1,565	24,967
Ω	B&S Group SARL	10,988	73,697
*Ω	Basic-Fit NV	16,265	459,170
#	BE Semiconductor Industries NV	10,172	1,374,356
#	Brunel International NV	6,759	70,222
#	Coca-Cola Europacific Partners PLC	33,278	3,266,061
	Corbion NV	16,505	313,229
Ω	CTP NV	25,149	533,375
	Flow Traders Ltd.	12,372	370,564
	ForFarmers NV	13,915	59,818
	Fugro NV	20,323	291,328
	HAL Trust	658	93,369
	Havas NV	167,101	268,419
	Heineken NV	15,108	1,185,852
	IMCD NV	16,574	1,816,687
#	ING Groep NV (ING US), Sponsored ADR	6,500	151,840
	ING Groep NV (INGA NA)	196,229	4,573,201
*	InPost SA	81,642	1,172,599
	JDE Peet's NV	21,232	629,636
Ω	Just Eat Takeaway.com NV (JET LN)	14,482	331,199
*Ω	Just Eat Takeaway.com NV (TKWY NA)	17,107	390,765
	Kendrion NV	5,103	62,528
	Koninklijke Ahold Delhaize NV (AD NA)	166,464	6,574,718
	Koninklijke BAM Groep NV	116,385	1,016,069
	Koninklijke Heijmans NV	14,198	904,934
	Koninklijke KPN NV	1,505,567	6,726,118
#	Koninklijke Philips NV (PHG US)	49,277	1,291,057

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Philips NV (PHIA NA)	57,458	$1,500,535
	Koninklijke Vopak NV	20,794	993,350
	Nedap NV	2,056	205,850
	NN Group NV	86,738	5,840,555
#*	NX Filtration NV	1,991	7,469
	OCI NV	25,261	210,409
#*	Pharming Group NV	169,497	186,282
#	PostNL NV	41,442	45,189
	Prosus NV (PRX NA)	62,008	3,542,253
	Prosus NV (PRX SJ)	1,987	113,584
	Randstad NV	36,450	1,732,448
	SBM Offshore NV	58,977	1,538,075
*	SIF Holding NV	5,614	54,345
Ω	Signify NV	38,437	919,512
	Sligro Food Group NV	7,429	93,902
	TKH Group NV	15,293	629,050
*	TomTom NV	7,673	46,195
#	Universal Music Group NV	66,689	1,918,435
	Van Lanschot Kempen NV	12,655	824,288
	Wolters Kluwer NV	27,120	4,224,182
TOTAL NETHERLANDS			100,321,112
NEW ZEALAND — (0.2%)
	a2 Milk Co. Ltd.	56,181	290,836
	Air New Zealand Ltd.	477,980	163,198
	Auckland International Airport Ltd.	67,003	297,255
#	Channel Infrastructure NZ Ltd.	117,975	146,571
	Chorus Ltd. (CNU NZ)	172,535	885,320
	Contact Energy Ltd.	127,182	681,612
	EBOS Group Ltd.	21,045	507,125
	Fisher & Paykel Healthcare Corp. Ltd.	27,438	594,508
#*	Fletcher Building Ltd. (FBU AU)	3,423	6,090
*	Fletcher Building Ltd. (FBU NZ)	243,118	433,702
	Fonterra Co-Operative Group Ltd.	20,324	83,629
	Freightways Group Ltd.	58,334	382,708
	Genesis Energy Ltd.	151,929	212,970
*	Gentrack Group Ltd.	12,157	76,219
	Hallenstein Glasson Holdings Ltd.	26,041	133,357
#	Heartland Group Holdings Ltd.	248,158	118,216
	Infratil Ltd.	38,801	264,937
	Investore Property Ltd.	61,732	42,507
		Shares	Value»
NEW ZEALAND — (Continued)
*	KMD Brands Ltd.	197,467	$29,531
	Mainfreight Ltd.	7,666	267,223
	Mercury NZ Ltd.	38,398	139,914
	Meridian Energy Ltd.	29,533	99,286
#	Napier Port Holdings Ltd.	14,348	26,465
	NZME Ltd. (NZM AU)	54,459	37,028
	NZX Ltd.	124,010	111,714
*	Oceania Healthcare Ltd.	238,522	96,699
#	Port of Tauranga Ltd.	37,905	155,357
*	Rakon Ltd.	28,043	13,250
	Restaurant Brands New Zealand Ltd.	10,978	18,736
*	Ryman Healthcare Ltd.	125,466	184,425
	Sanford Ltd.	20,591	69,246
	Scales Corp. Ltd.	45,413	126,253
*	Serko Ltd.	3,631	6,106
	Skellerup Holdings Ltd.	64,548	181,109
	SKY Network Television Ltd.	56,838	103,472
*	SKYCITY Entertainment Group Ltd.	211,225	126,868
	Spark New Zealand Ltd.	125,185	178,999
#	Steel & Tube Holdings Ltd.	32,029	13,821
	Summerset Group Holdings Ltd.	96,000	646,391
#	Tourism Holdings Ltd.	44,694	55,443
	TOWER Ltd.	123,362	126,313
	Turners Automotive Group Ltd.	25,440	102,486
	Vector Ltd.	26,039	67,450
*	Vista Group International Ltd.	32,932	68,137
*	Warehouse Group Ltd.	33,171	16,035
TOTAL NEW ZEALAND			8,388,517
NORWAY — (0.5%)
	2020 Bulkers Ltd.	5,584	68,962
	ABG Sundal Collier Holding ASA	105,016	71,123
	AF Gruppen ASA	9,872	150,274
*	Akastor ASA	52,076	61,195
	Aker ASA, Class A	1,200	82,617
	Aker BioMarine ASA	1,327	10,205
	Aker BP ASA	43,444	1,045,116
	Aker Solutions ASA	55,357	163,728
	Archer Ltd.	5,099	11,637
	Arendals Fossekompani ASA	161	2,222
	Atea ASA	16,472	227,022

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Austevoll Seafood ASA	27,631	$254,263
#*Ω	AutoStore Holdings Ltd.	17,990	12,639
	B2 Impact ASA	75,199	115,535
	Bakkafrost P	4,071	162,613
	Bluenord ASA	7,280	347,579
	Bonheur ASA	7,630	176,454
	Borregaard ASA	21,124	407,490
	Bouvet ASA	25,196	183,321
*	BW Energy Ltd.	4,594	15,762
Ω	BW LPG Ltd.	28,644	380,785
	BW Offshore Ltd.	30,988	104,355
*	Cadeler AS (CADLR NO)	13,474	70,931
*	Cadeler AS (CDLR US), ADR	817	17,124
*	Cloudberry Clean Energy ASA	52,744	69,924
	DNB Bank ASA	53,478	1,352,979
	DNO ASA	140,932	192,457
	DOF Group ASA	6,509	59,598
#Ω	Elkem ASA	85,851	199,472
Ω	Elmera Group ASA	32,302	106,303
	Elopak ASA	30,381	147,303
*Ω	Entra ASA	9,405	115,490
	Equinor ASA	118,246	3,037,452
Ω	Europris ASA	64,160	601,004
#	FLEX LNG Ltd. (FLNG NO)	4,924	122,458
#	Frontline PLC	22,423	412,903
	Gjensidige Forsikring ASA	3,393	89,248
	Golden Ocean Group Ltd.	18,247	150,575
#*	Grieg Seafood ASA	10,179	67,745
	Hafnia Ltd.	70,806	389,121
#*	Hexagon Composites ASA	27,404	45,279
	Hoegh Autoliners ASA	37,835	380,208
Ω	Kid ASA	10,802	152,549
	Kitron ASA	41,228	250,756
Ω	Klaveness Combination Carriers ASA	6,871	46,526
*	Kongsberg Automotive ASA	238,423	34,236
	Kongsberg Gruppen ASA	14,970	447,350
	Leroy Seafood Group ASA	18,430	83,839
*	LINK Mobility Group Holding ASA	51,065	162,924
	Magnora ASA	12,127	27,843
	Medistim ASA	2,742	57,600
	Mowi ASA	13,640	254,079
		Shares	Value»
NORWAY — (Continued)
	MPC Container Ships ASA	89,881	$165,273
Ω	Multiconsult ASA	4,197	86,701
*	Napatech AS	3,160	7,626
#*	NEL ASA	84,582	21,532
	Norbit ASA	7,952	158,025
*	Nordic Mining ASA	12,200	27,607
*	Nordic Semiconductor ASA	3,453	46,944
	Norsk Hydro ASA	81,216	481,367
*Ω	Norske Skog ASA	19,271	43,509
*	Northern Ocean Ltd.	20,154	11,880
*	Norwegian Air Shuttle ASA	62,645	102,467
	Odfjell Drilling Ltd.	45,977	326,689
	Odfjell SE, Class A	6,204	76,100
	Odfjell Technology Ltd.	10,957	52,749
*	OKEA ASA	15,569	26,257
#Ω	Okeanis Eco Tankers Corp.	3,789	90,894
	Olav Thon Eiendomsselskap ASA	4,209	119,850
	Orkla ASA	13,548	142,471
	Panoro Energy ASA	26,853	62,605
	Pareto Bank ASA	13,851	124,679
	Pexip Holding ASA	16,259	100,891
*	PhotoCure ASA	1,570	9,856
	Protector Forsikring ASA	10,065	491,409
	Rana Gruber ASA	10,326	71,684
	Rogaland Sparebank	1,120	15,414
#	Salmar ASA	1,486	60,196
*	Salmon Evolution ASA	66,994	37,584
*	SATS ASA	37,953	144,163
*Ω	Scatec ASA	29,500	292,692
	Sea1 offshore, Inc.	23,032	60,305
#	Selvaag Bolig ASA	11,511	41,084
#*Ω	Shelf Drilling Ltd.	36,814	32,142
††	Solstad Maritime Holding AS	25,802	62,392
*	Solstad Offshore ASA	11,178	54,291
	SpareBank 1 Helgeland	832	15,209
	Sparebank 1 Oestlandet	11,518	214,640
	SpareBank 1 Sor-Norge ASA	28,743	503,421
	Sparebanken More	7,775	79,637
	Stolt-Nielsen Ltd.	9,437	276,148
	Storebrand ASA	82,626	1,173,312
	Subsea 7 SA	32,553	630,843
	Telenor ASA	37,309	572,354
	TGS ASA	42,150	309,669
	TOMRA Systems ASA	12,707	176,501

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Var Energi ASA	53,628	$183,695
	Veidekke ASA	36,972	587,616
#	Vend Marketplaces ASA	2,018	79,655
	Vend Marketplaces ASA, Class B	1,886	70,864
	Wallenius Wilhelmsen ASA	29,037	259,770
	Wilh Wilhelmsen Holding ASA, Class A	4,613	212,872
	Wilh Wilhelmsen Holding ASA, Class B	281	12,041
	Yara International ASA	10,170	375,956
*	Zaptec ASA	3,296	7,679
TOTAL NORWAY			22,591,383
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	3,792	23,889
	Cia de Minas Buenaventura SAA, ADR	1,300	22,113
	Credicorp Ltd.	1,916	454,092
	Intercorp Financial Services, Inc.	1,299	46,842
TOTAL PERU			546,936
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	177,700	31,020
	Aboitiz Equity Ventures, Inc.	203,820	110,749
	Aboitiz Power Corp.	127,900	94,588
	ACEN Corp.	2,075,821	88,788
	Alliance Global Group, Inc.	791,500	104,542
	Apex Mining Co., Inc.	1,093,000	107,062
*	Atlas Consolidated Mining & Development Corp.	10,800	692
	Ayala Corp.	21,495	217,163
	Ayala Land, Inc.	593,700	253,662
	Bank of the Philippine Islands	179,528	363,647
	BDO Unibank, Inc.	367,599	897,355
	Belle Corp.	1,052,000	27,059
	Bloomberry Resorts Corp.	755,200	52,476
*	Cebu Air, Inc.	41,200	24,973
	Century Pacific Food, Inc.	312,700	198,203
	China Banking Corp.	339,992	381,926
		Shares	Value»
PHILIPPINES — (Continued)
	Converge Information & Communications Technology Solutions, Inc.	626,800	$191,806
	Cosco Capital, Inc.	487,200	58,290
	D&L Industries, Inc.	433,400	37,671
	DigiPlus Interactive Corp.	40,900	17,631
*	DITO CME Holdings Corp.	784,000	14,643
	DMCI Holdings, Inc.	665,500	116,926
	DoubleDragon Corp.	260,700	43,324
	East West Banking Corp.	202,850	43,073
	Emperador, Inc.	83,300	23,113
	First Philippine Holdings Corp.	64,910	87,564
	Ginebra San Miguel, Inc.	18,440	90,432
	Globe Telecom, Inc.	3,609	103,184
	GT Capital Holdings, Inc.	22,388	229,769
	International Container Terminal Services, Inc.	53,530	411,025
	JG Summit Holdings, Inc.	446,466	160,437
	Jollibee Foods Corp.	57,750	214,509
	Keepers Holdings, Inc.	341,000	14,663
	LT Group, Inc.	624,500	139,831
	Manila Electric Co.	13,600	125,165
	Manila Water Co., Inc.	276,900	174,528
	Megaworld Corp.	2,379,600	81,039
	Metropolitan Bank & Trust Co.	218,306	277,215
Ω	Monde Nissin Corp.	141,900	18,194
	Nickel Asia Corp.	1,306,480	50,285
	Petron Corp.	1,056,700	44,431
	Philcomsat Holdings Corp.	23,890	43,809
	Philex Mining Corp.	510,400	49,307
	Philippine National Bank	128,372	138,702
*	Philippine Seven Corp.	19,620	17,866
*††	Phoenix Petroleum Philippines, Inc.	107,200	1,433
	PLDT, Inc. (PHI US), Sponsored ADR	839	19,364
	PLDT, Inc. (TEL PM)	8,860	200,097
	Puregold Price Club, Inc.	253,800	173,968
	Rizal Commercial Banking Corp.	104,115	44,555

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Land Corp.	419,738	$104,207
	Robinsons Retail Holdings, Inc.	67,680	44,103
	San Miguel Corp.	104,660	128,949
	Security Bank Corp.	99,670	129,682
	Semirara Mining & Power Corp.	273,080	154,413
*	Shakey's Pizza Asia Ventures, Inc.	84,300	11,699
	SM Investments Corp.	2,270	31,728
	SM Prime Holdings, Inc.	203,700	80,862
	SSI Group, Inc.	143,000	7,313
	STI Education Systems Holdings, Inc.	431,000	10,327
*	Synergy Grid & Development Phils, Inc.	247,500	48,784
	Union Bank of the Philippines	196,148	107,424
	Universal Robina Corp.	125,380	189,898
	Vista Land & Lifescapes, Inc.	1,160,900	29,065
	Vistamalls, Inc.	88,000	2,262
	Wilcon Depot, Inc.	287,300	49,263
TOTAL PHILIPPINES			7,541,733
POLAND — (0.4%)
*	11 bit studios SA	69	3,471
	AB SA	2,766	69,411
*	Action SA	5,598	39,326
*	Agora SA	12,934	31,788
	Alior Bank SA	46,733	1,259,120
*Ω	Allegro.eu SA	17,418	170,860
	Amica SA	2,272	34,901
	AmRest Holdings SE	23,304	88,805
	Arctic Paper SA	9,228	28,079
	ASBISc Enterprises PLC	13,274	96,281
	Asseco Poland SA	18,130	978,117
	Asseco South Eastern Europe SA	3,111	63,814
#	Auto Partner SA	17,966	95,816
	Bank Handlowy w Warszawie SA	10,468	305,236
*	Bank Millennium SA	70,399	273,797
#*	Bank Ochrony Srodowiska SA	20,762	56,914
	Bank Polska Kasa Opieki SA	23,488	1,275,477
	Benefit Systems SA	723	654,896
	BNPP Bank Polska SA	2,406	66,324
		Shares	Value»
POLAND — (Continued)
#	Boryszew SA	29,053	$46,824
#	Budimex SA	2,184	326,849
*	CCC SA	8,341	428,568
	CD Projekt SA	2,091	139,658
*	Celon Pharma SA	3,548	21,956
*	CI Games SA	23,337	17,606
#*	Cognor Holding SA	32,298	60,204
	Cyber Folks SA	2,370	113,452
*	Cyfrowy Polsat SA	54,133	217,310
*	Datawalk SA	452	12,792
	Develia SA	101,233	225,594
*Ω	Dino Polska SA	40,090	528,713
	Dom Development SA	2,718	170,075
#*	Echo Investment SA	10,592	15,034
	Elektrotim SA	885	11,956
*	Enea SA	102,173	516,170
#	Eurocash SA	16,735	36,082
*	Fabryki Mebli Forte SA	3,906	29,448
	Globe Trade Centre SA	30,781	34,918
*	Grupa Azoty SA	12,480	62,027
	Grupa Kety SA	3,397	790,525
	Grupa Pracuj SA	5,817	99,142
*Ω	HUUUGE, Inc.	10,756	55,352
#	ING Bank Slaski SA	4,302	381,307
	Inter Cars SA	1,997	304,649
#*	Jastrzebska Spolka Weglowa SA	17,979	112,532
*	KGHM Polska Miedz SA	18,041	609,952
	KRUK SA	5,490	601,492
	LPP SA	125	555,170
*	Lubelski Wegiel Bogdanka SA	4,699	30,373
*	mBank SA	728	172,145
	Mirbud SA	18,519	73,617
#	Mo-BRUK SA	603	45,257
*	Mostostal Zabrze SA	9,282	15,538
	Neuca SA	441	77,993
	Newag SA	1,426	27,494
	Orange Polska SA	102,086	238,077
	ORLEN SA	45,363	1,010,165
	PCC Rokita SA	524	9,712
	Pepco Group NV	54,467	337,479
*	PGE Polska Grupa Energetyczna SA	192,824	620,845
*	PKP Cargo SA	7,534	31,053
	PlayWay SA	336	24,653
*	Polimex-Mostostal SA	38,961	47,813
	Powszechna Kasa Oszczednosci Bank Polski SA	35,041	767,275
	Powszechny Zaklad Ubezpieczen SA	51,386	861,280
	Rainbow Tours SA	1,244	44,280

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Santander Bank Polska SA	1,780	$259,557
*	Selvita SA	1,674	14,908
#	Stalexport Autostrady SA	30,531	25,525
	Synektik SA	2,522	144,376
*	Tauron Polska Energia SA	416,659	924,267
	TEN Square Games SA	1,066	23,185
#	Text SA	3,006	46,664
	Torpol SA	4,879	50,935
	Unimot SA	1,479	59,622
	Voxel SA	582	27,397
	VRG SA	37,269	40,746
	Warsaw Stock Exchange	2,489	35,180
	Wawel SA	12	2,079
	Wirtualna Polska Holding SA	4,868	96,911
#Ω	XTB SA	22,194	443,540
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,940	31,848
*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	14,932
TOTAL POLAND			18,794,511
PORTUGAL — (0.2%)
#	Altri SGPS SA	29,560	160,874
	Banco Comercial Portugues SA, Class R	4,162,722	3,418,196
	Corticeira Amorim SGPS SA	8,194	72,830
	CTT-Correios de Portugal SA	23,076	194,472
	EDP Renovaveis SA	48,361	567,792
	EDP SA (EDP PL)	366,729	1,585,135
	Galp Energia SGPS SA	115,204	2,199,847
	Ibersol SGPS SA	8,870	94,745
	Jeronimo Martins SGPS SA	30,682	747,955
	Mota-Engil SGPS SA	34,573	176,659
#	Navigator Co. SA	60,047	212,078
	NOS SGPS SA	63,506	261,780
	REN - Redes Energeticas Nacionais SGPS SA	91,426	310,255
	Semapa-Sociedade de Investimento e Gestao	7,088	138,745
		Shares	Value»
PORTUGAL — (Continued)
	Sonae SGPS SA	308,562	$445,229
TOTAL PORTUGAL			10,586,592
QATAR — (0.2%)
	Aamal Co.	868,127	196,135
	Al Khaleej Takaful Group QSC	72,860	48,415
	Al Meera Consumer Goods Co. QSC	26,032	105,682
	Al Rayan Bank	728,158	475,677
*	Baladna	200,091	73,579
	Barwa Real Estate Co.	489,975	377,526
	Commercial Bank PSQC	197,552	265,326
	Doha Bank QPSC	721,345	484,711
	Doha Insurance Co. QSC	102,131	74,428
*	Estithmar Holding QPSC	134,490	131,051
	Gulf International Services QSC	347,844	315,762
	Gulf Warehousing Co.	96,772	73,459
	Industries Qatar QSC	23,363	85,229
	Lesha Bank LLC	287,795	146,889
	Mannai Corp. QSC	40,666	68,331
*	Mazaya Real Estate Development QPSC	281,270	47,528
	Medicare Group	60,265	94,803
	Mesaieed Petrochemical Holding Co.	519,016	192,945
	Ooredoo QPSC	185,855	686,842
	Qatar Aluminum Manufacturing Co.	521,011	212,051
	Qatar Electricity & Water Co. QSC	44,633	197,477
	Qatar Fuel QSC	49,111	205,003
	Qatar Gas Transport Co. Ltd.	394,237	519,774
	Qatar Industrial Manufacturing Co. QSC	72,555	51,230
	Qatar Insurance Co. SAQ	329,469	189,694
	Qatar International Islamic Bank QSC	133,173	406,812
	Qatar Islamic Bank QPSC	32,774	220,805
	Qatar Islamic Insurance Group	22,820	54,455
	Qatar National Bank QPSC	450,625	2,318,298
	Qatar National Cement Co. QSC	138,869	131,666

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Navigation QSC	276,752	$823,815
	QLM Life & Medical Insurance Co. WLL	20,001	10,971
	Salam International Investment Ltd. QSC	377,474	74,907
	United Development Co. QSC	551,610	156,326
	Vodafone Qatar QSC	704,895	461,574
*	Widam Food Co.	33,153	20,179
	Zad Holding Co.	3,845	15,446
TOTAL QATAR			10,014,801
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	134,073	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	26,988	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	PhosAgro PJSC	136	0
*††	Polyus PJSC (PLZL LI), GDR	2,588	0
*††	RusHydro PJSC (HYDR LI), ADR	131,916	0
*††	RusHydro PJSC (RSHYY US), ADR	62,793	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	65,441	0
*††	Severstal PAO (SVJTY US), GDR	14,770	0
*††	Severstal PAO (SVST LI), GDR	6,022	0
*††	VTB Bank PJSC (VTBR LI), GDR	330,257	0
SAUDI ARABIA — (0.9%)
	Abdullah Al Othaim Markets Co.	126,686	246,444
*	ACWA Power Co.	5,152	301,696
*	Advanced Petrochemical Co.	18,991	156,894
	Al Babtain Power & Telecommunication Co.	14,290	213,563
	Al Hammadi Holding	11,852	114,473
	Al Hassan Ghazi Ibrahim Shaker Co.	6,782	48,456
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Jouf Agricultural Development Co.	1,033	$11,722
*	Al Jouf Cement Co.	9,833	18,058
*	Al Khaleej Training & Education Co.	12,560	81,892
	Al Moammar Information Systems Co.	1,155	39,903
	Al Rajhi Bank	143,679	3,622,732
	Al Yamamah Steel Industries Co.	5,821	53,427
	Alamar Foods	4,350	59,733
	Alandalus Property Co.	9,476	49,332
	Alaseel Co.	63,346	64,374
	Aldrees Petroleum & Transport Services Co.	17,459	554,558
	Al-Etihad Cooperative Insurance Co.	12,241	41,056
	Alinma Bank	182,002	1,251,539
	AlJazira Takaful Ta'awuni Co.	14,040	47,678
	AlKhorayef Water & Power Technologies Co.	3,510	120,798
*	Allianz Saudi Fransi Cooperative Insurance Co.	11,757	44,424
	Almarai Co. JSC	84,210	1,073,988
	Almunajem Foods Co.	1,408	24,910
	Alujain Corp.	11,647	113,690
	Arab National Bank	120,306	695,951
*	Arabia Insurance Cooperative Co.	4,637	13,962
	Arabian Cement Co.	17,316	95,126
Ω	Arabian Centres Co.	25,688	141,984
	Arabian Contracting Services Co.	1,109	28,528
	Arabian Internet & Communications Services Co.	4,461	283,410
	Arabian Pipes Co.	28,040	44,306
*	Arabian Shield Cooperative Insurance Co.	5,123	20,166
	Arriyadh Development Co.	23,530	200,558
*	ARTEX Industrial Investment Co.	16,986	58,208
	Astra Industrial Group Co.	8,086	301,442
	Ataa Educational Co.	2,664	43,418
	Bank AlBilad	131,708	911,921
*	Bank Al-Jazira	178,683	596,847
	Banque Saudi Fransi	132,858	606,992

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Basic Chemical Industries Ltd.	3,936	$27,506
	Bawan Co.	9,685	134,978
	BinDawood Holding Co.	82,885	130,885
	Bupa Arabia for Cooperative Insurance Co.	12,408	557,360
	Catrion Catering Holding Co.	15,453	466,675
*	Chubb Arabia Cooperative Insurance Co.	2,880	25,358
	City Cement Co.	27,332	121,791
	Co. for Cooperative Insurance	8,933	319,489
	Dallah Healthcare Co.	2,932	106,200
*	Dar Al Arkan Real Estate Development Co.	187,611	954,347
	Dr. Sulaiman Al Habib Medical Services Group Co.	9,322	651,104
	East Pipes Integrated Co. for Industry	4,748	136,207
	Eastern Province Cement Co.	17,399	127,921
	Electrical Industries Co.	221,800	530,414
*	Emaar Economic City	65,967	220,547
	Etihad Etisalat Co.	121,849	1,986,706
*	Fitaihi Holding Group	53,140	46,422
	Gulf Insurance Group	5,785	38,014
*	Gulf Union Cooperative Insurance Co.	11,598	43,435
*	Herfy Food Services Co.	6,369	42,563
	Jarir Marketing Co.	94,840	324,623
	Leejam Sports Co. JSC	6,450	243,715
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	14,458	65,138
*	Middle East Healthcare Co.	8,457	126,775
*	Middle East Paper Co.	16,242	120,461
	Middle East Specialized Cables Co.	7,836	69,633
	Mobile Telecommunications Co. Saudi Arabia	140,306	388,681
	Mouwasat Medical Services Co.	10,863	219,636
		Shares	Value»
SAUDI ARABIA — (Continued)
	Nahdi Medical Co.	8,206	$270,715
*	Najran Cement Co.	24,708	53,508
*	National Agriculture Development Co.	52,908	289,652
	National Co. for Glass Industries	7,092	76,512
	National Co. for Learning & Education	2,634	117,306
	National Gas & Industrialization Co.	7,898	159,988
*	National Industrialization Co.	121,274	310,694
	National Medical Care Co.	3,319	143,665
	Northern Region Cement Co.	31,034	66,854
	Qassim Cement Co.	15,343	188,374
*	Rabigh Refining & Petrochemical Co.	68,556	129,806
	Retal Urban Development Co.	22,605	89,254
	Riyad Bank	151,061	1,133,487
	Riyadh Cables Group Co.	3,109	108,447
	Riyadh Cement Co.	5,504	46,551
	SABIC Agri-Nutrients Co.	24,772	785,757
	Sahara International Petrochemical Co.	103,655	494,035
*	Saudi Arabian Amiantit Co.	6,391	35,139
*	Saudi Arabian Mining Co.	37,616	520,062
Ω	Saudi Arabian Oil Co.	250,560	1,621,286
	Saudi Aramco Base Oil Co.	8,944	248,185
	Saudi Automotive Services Co.	12,967	177,765
	Saudi Awwal Bank	103,659	893,532
	Saudi Basic Industries Corp.	41,059	597,972
	Saudi Cement Co.	23,641	241,026
*	Saudi Ceramic Co.	14,470	117,668
	Saudi Chemical Co. Holding	63,392	128,419
	Saudi Electricity Co.	54,073	212,627
	Saudi Industrial Investment Group	58,330	279,110
	Saudi Investment Bank	142,290	545,218
*	Saudi Kayan Petrochemical Co.	128,874	156,748
*	Saudi Marketing Co.	6,069	27,116
	Saudi National Bank	204,061	2,036,344
	Saudi Paper Manufacturing Co.	5,788	85,088

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	12,952	$83,113
*	Saudi Printing & Packaging Co.	11,187	34,404
*	Saudi Public Transport Co.	20,899	74,375
*	Saudi Real Estate Co.	28,937	141,767
*	Saudi Reinsurance Co.	16,594	200,833
*	Saudi Research & Media Group	2,673	130,871
	Saudi Tadawul Group Holding Co.	1,530	66,717
	Saudi Telecom Co.	92,984	1,040,834
	Saudia Dairy & Foodstuff Co.	4,505	315,659
*	Savola Group	16,386	108,050
	Scientific & Medical Equipment House Co.	2,225	21,005
*	Seera Group Holding	71,283	490,503
*	Shams	204,398	52,183
*	SHL Finance Co.	5,242	32,547
*	Sinad Holding Co.	25,623	73,515
	Southern Province Cement Co.	16,673	116,787
	Sustained Infrastructure Holding Co.	14,458	128,073
	Tabuk Cement Co.	20,594	57,242
*	Takween Advanced Industries Co.	10,887	22,716
	Tanmiah Food Co.	1,611	38,467
	Theeb Rent A Car Co.	2,863	47,079
*	Umm Al-Qura Cement Co.	10,503	43,676
	United Electronics Co.	11,089	265,382
	United International Transportation Co.	14,273	266,016
*	Walaa Cooperative Insurance Co.	17,904	66,581
*	Wataniya Insurance Co.	5,647	24,421
	Yamama Cement Co.	27,549	241,240
	Yanbu Cement Co.	17,524	79,505
	Yanbu National Petrochemical Co.	28,091	228,204
TOTAL SAUDI ARABIA			37,504,418
SINGAPORE — (0.8%)
*	AEM Holdings Ltd.	88,476	109,005
	Aztech Global Ltd.	83,500	42,651
		Shares	Value»
SINGAPORE — (Continued)
	Banyan Tree Holdings Ltd.	83,400	$40,976
	Boustead Singapore Ltd.	169,629	202,285
	BRC Asia Ltd.	18,700	51,573
	Bukit Sembawang Estates Ltd.	36,100	118,871
	Capitaland India Trust	234,998	215,030
	CapitaLand Investment Ltd.	290,300	618,282
	Centurion Corp. Ltd.	63,400	83,238
	China Aviation Oil Singapore Corp. Ltd.	87,000	74,937
	China Sunsine Chemical Holdings Ltd.	122,400	65,837
	City Developments Ltd.	109,500	518,392
	ComfortDelGro Corp. Ltd.	430,200	505,754
*	COSCO Shipping International Singapore Co. Ltd.	716,400	68,245
	CSE Global Ltd.	157,825	78,768
	DBS Group Holdings Ltd.	154,414	5,667,684
	Delfi Ltd.	102,000	65,797
	DFI Retail Group Holdings Ltd.	61,200	210,984
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	510,429	0
	Far East Orchard Ltd.	66,719	59,108
	First Resources Ltd.	176,500	205,924
	Food Empire Holdings Ltd.	81,000	146,391
	Fraser & Neave Ltd.	85,800	94,300
	Frasers Property Ltd.	112,900	81,564
#	Frencken Group Ltd.	123,300	156,447
*	Gallant Venture Ltd.	211,200	13,650
	Genting Singapore Ltd.	1,207,200	680,962
	Geo Energy Resources Ltd.	295,000	76,905
	Golden Agri-Resources Ltd.	2,347,900	459,611
	GuocoLand Ltd.	82,500	107,228
	Haw Par Corp. Ltd.	35,700	380,779
	Ho Bee Land Ltd.	67,800	105,887
	Hong Fok Corp. Ltd.	140,600	87,500
	Hong Leong Asia Ltd.	103,800	130,809
	Hong Leong Finance Ltd.	84,700	176,745
	Hongkong Land Holdings Ltd.	165,600	1,000,345
	Hour Glass Ltd.	68,900	106,619

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	HRnetgroup Ltd.	32,200	$17,339
	Hutchison Port Holdings Trust	1,467,000	292,430
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	32,100	223,343
	Indofood Agri Resources Ltd.	169,600	44,448
	ISDN Holdings Ltd.	72,898	20,757
	Jardine Cycle & Carriage Ltd.	24,933	504,888
	Keppel Infrastructure Trust	863,573	292,006
	Keppel Ltd.	190,800	1,239,596
	Mandarin Oriental International Ltd.	12,600	24,899
	Marco Polo Marine Ltd.	1,450,800	64,794
	Metro Holdings Ltd.	175,700	58,879
	Micro-Mechanics Holdings Ltd.	3,800	5,371
*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	62,800	35,328
	Netlink NBN Trust	524,300	361,203
	Olam Group Ltd.	278,245	222,507
	OUE Ltd.	86,100	74,153
	Oversea-Chinese Banking Corp. Ltd.	182,911	2,370,373
	Pacific Century Regional Developments Ltd.	64,700	21,693
	Pan-United Corp. Ltd.	70,025	53,259
	Propnex Ltd.	58,500	62,067
	Q&M Dental Group Singapore Ltd.	52,200	15,863
	QAF Ltd.	86,800	59,091
	Raffles Medical Group Ltd.	80,110	60,900
*	Rex International Holding Ltd.	260,800	39,363
	Riverstone Holdings Ltd.	161,000	87,324
	Samudera Shipping Line Ltd.	95,100	75,960
	SATS Ltd.	149,029	363,637
	SBS Transit Ltd.	21,100	50,953
	Seatrium Ltd.	463,056	804,773
	Sembcorp Industries Ltd.	200,696	1,193,356
	Sheng Siong Group Ltd.	252,400	407,445
	SIA Engineering Co. Ltd.	26,200	61,910
	Singapore Airlines Ltd.	350,750	1,832,024
	Singapore Exchange Ltd.	115,100	1,411,310
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Land Group Ltd.	40,200	$82,467
	Singapore Post Ltd.	412,400	154,943
	Singapore Technologies Engineering Ltd.	190,300	1,280,201
	Singapore Telecommunications Ltd.	71,900	214,273
	Stamford Land Corp. Ltd.	115,570	38,732
	StarHub Ltd.	183,700	174,022
	Straits Trading Co. Ltd.	57,015	70,652
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	21,636
*	Thomson Medical Group Ltd.	518,900	20,782
	Tuan Sing Holdings Ltd.	239,344	52,243
	UMS Integration Ltd.	120,500	140,318
	United Overseas Bank Ltd.	140,716	3,909,476
	UOB-Kay Hian Holdings Ltd.	77,089	139,157
	UOL Group Ltd.	115,400	610,026
	Valuetronics Holdings Ltd.	150,680	89,791
	Venture Corp. Ltd.	79,600	789,571
	Vicom Ltd.	51,600	63,544
	Wilmar International Ltd.	232,300	525,778
	Wing Tai Holdings Ltd.	127,300	133,291
	Yangzijiang Shipbuilding Holdings Ltd.	565,000	1,108,207
TOTAL SINGAPORE			34,881,435
SOUTH AFRICA — (1.0%)
	Absa Group Ltd.	98,437	971,654
	Adcock Ingram Holdings Ltd.	19,437	73,530
	Advtech Ltd.	210,953	377,864
	AECI Ltd.	32,353	194,232
	African Rainbow Minerals Ltd.	33,874	343,504
	Afrimat Ltd.	36,493	83,646
	Alexander Forbes Group Holdings Ltd.	103,166	48,018
	Altron Ltd., Class A	68,005	78,616
	Anglogold Ashanti PLC (AU US)	43,909	2,030,791
	Aspen Pharmacare Holdings Ltd.	69,610	446,774
	Astral Foods Ltd.	12,343	117,550

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	AVI Ltd.	86,126	$444,117
	Barloworld Ltd.	59,080	377,211
	Bid Corp. Ltd.	36,506	917,675
	Bidvest Group Ltd.	65,921	857,553
*	Blue Label Telecoms Ltd.	187,972	168,183
*	Brait PLC	472,054	56,527
	Capitec Bank Holdings Ltd.	4,226	819,203
	Cashbuild Ltd.	4,820	40,862
	Caxton & CTP Publishers & Printers Ltd.	20,130	12,773
	City Lodge Hotels Ltd.	132,868	30,323
	Clicks Group Ltd.	58,060	1,216,095
	Coronation Fund Managers Ltd.	58,134	131,286
	Curro Holdings Ltd.	149,798	71,944
	DataTec Ltd.	93,935	307,803
Ω	Dis-Chem Pharmacies Ltd.	170,510	290,441
	Discovery Ltd.	50,002	592,938
	DRDGOLD Ltd. (DRD SJ)	58,676	77,870
	DRDGOLD Ltd. (DRD US), Sponsored ADR	5,253	70,075
	Exxaro Resources Ltd.	60,530	528,125
	Famous Brands Ltd.	27,176	87,828
	FirstRand Ltd.	199,117	845,562
	Foschini Group Ltd.	121,536	820,637
#	Gold Fields Ltd. (GFI US), Sponsored ADR	64,735	1,576,945
	Grindrod Ltd.	223,994	142,299
	Harmony Gold Mining Co. Ltd. (HAR SJ)	114,674	1,535,419
	Hudaco Industries Ltd.	11,881	126,556
*	Impala Platinum Holdings Ltd.	170,770	1,614,017
	Investec Ltd.	23,379	171,674
	Italtile Ltd.	141,325	76,632
	JSE Ltd.	11,530	86,059
*	KAP Ltd.	842,526	85,993
	Kumba Iron Ore Ltd.	9,628	158,792
	Lewis Group Ltd.	16,228	69,768
	Life Healthcare Group Holdings Ltd.	384,427	282,379
	Merafe Resources Ltd.	516,286	34,913
*	Metair Investments Ltd.	63,223	20,783
	Momentum Group Ltd.	546,915	1,036,369
		Shares	Value»
SOUTH AFRICA — (Continued)
	Motus Holdings Ltd.	71,205	$364,070
	Mpact Ltd.	38,245	52,286
	Mr. Price Group Ltd.	50,343	582,553
	MTN Group Ltd.	258,312	2,171,119
*	MultiChoice Group	60,333	397,773
*	Nampak Ltd.	1,896	52,193
	Naspers Ltd., Class N	4,531	1,398,639
	Nedbank Group Ltd.	81,652	1,114,259
	NEPI Rockcastle NV	79,219	605,581
	Netcare Ltd.	392,646	295,422
	Ninety One Ltd.	77,978	187,534
	Northam Platinum Holdings Ltd.	97,459	1,119,492
*	Nutun Ltd.	346,149	26,774
	Oceana Group Ltd.	30,936	88,729
	Old Mutual Ltd. (OMU LN)	826,005	575,055
	Old Mutual Ltd. (OMU SJ)	637,297	446,959
	Omnia Holdings Ltd.	56,578	245,199
	OUTsurance Group Ltd.	164,462	696,861
Ω	Pepkor Holdings Ltd.	702,286	1,054,662
*	Pick n Pay Stores Ltd.	140,360	218,474
	PPC Ltd.	392,022	109,643
	Premier Group Ltd.	6,288	48,447
	PSG Financial Services Ltd.	277,462	357,474
	Raubex Group Ltd.	64,999	160,746
	Reunert Ltd.	44,962	137,930
	RFG Holdings Ltd.	59,205	52,006
	Sanlam Ltd.	65,955	317,418
	Santam Ltd.	12,051	292,209
	Sappi Ltd.	101,013	153,086
*	Sasol Ltd. (SOL SJ)	47,171	242,652
#*	Sasol Ltd. (SSL US), Sponsored ADR	12,236	62,648
	Shoprite Holdings Ltd.	45,928	667,683
*	Sibanye Stillwater Ltd. (SBSW US), ADR	9,956	83,236
*	Sibanye Stillwater Ltd. (SSW SJ)	935,357	1,967,321
	Southern Sun Ltd.	209,364	108,736
*	SPAR Group Ltd.	67,654	397,856
	Spur Corp. Ltd.	22,560	44,473
	Stadio Holdings Ltd.	56,617	27,283
	Standard Bank Group Ltd.	130,345	1,677,211
	Sun International Ltd.	72,915	188,286
	Super Group Ltd.	83,541	74,008
*	Telkom SA SOC Ltd.	68,336	222,074
	Thungela Resources Ltd. (TGA LN)	4,110	21,224
	Thungela Resources Ltd. (TGA SJ)	36,148	184,047
	Tiger Brands Ltd.	26,960	449,793

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Truworths International Ltd.	81,679	$317,745
	Tsogo Sun Ltd.	161,801	61,423
*	Valterra Platinum Ltd.	20,029	895,595
	Vodacom Group Ltd.	51,605	392,879
	We Buy Cars Holdings Ltd.	23,946	75,852
	Wilson Bayly Holmes-Ovcon Ltd.	20,879	198,737
	Woolworths Holdings Ltd.	236,348	647,539
	Zeda Ltd.	84,625	59,208
TOTAL SOUTH AFRICA			42,939,910
SOUTH KOREA — (3.6%)
*	3S Korea Co. Ltd.	8,971	12,072
	ABOV Semiconductor Co. Ltd.	2,876	24,048
*	Abpro Bio Co. Ltd.	46,541	8,266
*	ADTechnology Co. Ltd.	1,392	25,021
	Advanced Nano Products Co. Ltd.	425	16,368
	Advanced Process Systems Corp.	4,460	57,786
#	Aekyung Chemical Co. Ltd.	5,635	48,256
	Aekyung Industrial Co. Ltd.	3,212	38,190
#*	Agabang & Co.	8,356	32,483
	Ahnlab, Inc.	1,142	52,597
*	Air Busan Co. Ltd.	27,505	40,673
	Ajin Industrial Co. Ltd.	8,820	17,597
*	Alteogen, Inc.	1,363	439,521
*	ALUKO Co. Ltd.	22,513	38,621
*	Amicogen, Inc.	2,692	7,895
	Amorepacific Corp.	1,943	187,233
	Amorepacific Holdings Corp.	5,821	129,380
*	Ananti, Inc.	12,333	88,099
*	Anapass, Inc.	2,227	29,940
*	Anterogen Co. Ltd.	1,096	18,532
	Aplus Asset Advisor Co. Ltd.	3,126	14,174
	Asia Cement Co. Ltd.	5,003	51,390
	ASIA Holdings Co. Ltd.	309	74,844
*	Asia Pacific Satellite, Inc.	2,881	25,399
	Asia Paper Manufacturing Co. Ltd.	10,825	62,292
	Atec Co. Ltd.	1,583	15,769
	ATON, Inc.	5,667	33,933
	Avaco Co. Ltd.	1,894	18,106
	Baiksan Co. Ltd.	3,840	41,948
		Shares	Value»
SOUTH KOREA — (Continued)
	BGF Co. Ltd.	10,500	$30,144
#	BGF retail Co. Ltd.	2,404	194,732
	BH Co. Ltd.	6,408	67,138
*	BHI Co. Ltd.	3,395	97,552
	Binggrae Co. Ltd.	2,019	117,936
	Bio Plus Co. Ltd.	8,987	44,544
*	Bioneer Corp.	1,247	13,487
	BioNote, Inc.	13,217	49,756
*	BNC Korea Co. Ltd.	5,296	19,733
	BNK Financial Group, Inc.	51,937	543,935
	Boditech Med, Inc.	4,479	45,900
	Boryung	6,725	40,835
*	Bosung Power Technology Co. Ltd.	7,124	16,083
*	Bukwang Pharmaceutical Co. Ltd.	8,261	19,211
	Byucksan Corp.	18,048	28,985
	C&C International Co. Ltd.	1,247	39,535
	C&G Hi Tech Co. Ltd.	1,160	10,353
*	Cafe24 Corp.	4,837	149,403
	Cape Industries Ltd.	3,880	20,645
	Caregen Co. Ltd.	3,620	129,057
*	Celltrion Pharm, Inc.	1,516	58,286
	Celltrion, Inc.	1,915	245,509
*	Chabiotech Co. Ltd.	4,278	33,976
	Cheil Worldwide, Inc.	19,008	271,549
	Chemtronics Co. Ltd.	4,706	73,308
#	Cheryong Electric Co. Ltd.	3,612	104,265
	Chips&Media, Inc.	2,169	26,408
*	Choil Aluminum Co. Ltd.	12,350	13,434
	Chong Kun Dang Pharmaceutical Corp.	2,553	155,124
	Chongkundang Holdings Corp.	933	33,158
*	Chorokbaem Media Co. Ltd.	4,292	15,786
*	CJ CGV Co. Ltd.	30,055	110,958
	CJ CheilJedang Corp.	2,562	461,327
	CJ Corp.	4,021	446,979
*	CJ ENM Co. Ltd.	2,181	102,800
	CJ Freshway Corp.	1,953	41,050
	CJ Logistics Corp.	2,870	183,059
	Classys, Inc.	4,375	181,019
	CLIO Cosmetics Co. Ltd.	2,078	22,400
*	CMG Pharmaceutical Co. Ltd.	12,199	17,144
*	Com2uS Holdings Corp.	1,562	25,857
	Com2uSCorp	1,598	44,320
	Coocon Corp.	1,967	50,505

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Cosmax, Inc.	2,726	$490,885
	Cosmecca Korea Co. Ltd.	2,026	97,805
*	CosmoAM&T Co. Ltd.	1,110	30,711
*	Cosmochemical Co. Ltd.	2,451	28,760
#	Coway Co. Ltd.	14,873	1,160,029
	Cowintech Co. Ltd.	2,594	23,249
	CR Holdings Co. Ltd.	9,178	35,020
*	Creative & Innovative System	8,029	43,456
	Creverse, Inc.	1,783	17,770
	CS Wind Corp.	7,891	259,713
*	CTC BIO, Inc.	2,718	12,197
*	Cube Entertainment, Inc.	3,035	35,673
	Cuckoo Holdings Co. Ltd.	2,711	59,217
	Cuckoo Homesys Co. Ltd.	2,145	42,975
*††	DA Technology Co. Ltd.	42,635	1,168
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	17,816
	Dae Won Kang Up Co. Ltd.	14,591	38,679
*	Daea TI Co. Ltd.	7,559	27,800
	Daedong Corp.	5,933	42,633
	Daeduck Co. Ltd.	8,124	49,101
	Daeduck Electronics Co. Ltd.	9,245	157,446
	Daehan Flour Mill Co. Ltd.	427	46,480
	Daehan Steel Co. Ltd.	4,935	59,715
*	Dae-Il Corp.	7,233	22,207
	Daejoo Electronic Materials Co. Ltd.	1,263	66,522
	Daesang Corp.	6,805	114,911
	Daesang Holdings Co. Ltd.	5,349	38,585
*	Daewon Cable Co. Ltd.	18,604	38,928
	Daewon Pharmaceutical Co. Ltd.	2,806	26,667
	Daewon San Up Co. Ltd.	1,753	13,639
*	Daewoo Engineering & Construction Co. Ltd.	56,784	152,767
	Daewoong Co. Ltd.	7,404	123,831
	Daewoong Pharmaceutical Co. Ltd.	1,453	153,091
		Shares	Value»
SOUTH KOREA — (Continued)
	Daihan Pharmaceutical Co. Ltd.	2,113	$49,237
	Daishin Securities Co. Ltd.	13,391	245,913
*	Danal Co. Ltd.	3,935	23,543
	Daol Investment & Securities Co. Ltd.	15,202	37,526
	Daou Data Corp.	5,550	64,100
	Daou Technology, Inc.	8,443	212,430
*	Dasan Networks, Inc.	6,363	13,048
*	Dawonsys Co. Ltd.	5,008	29,535
	DB HiTek Co. Ltd.	12,273	400,290
	DB Insurance Co. Ltd.	17,100	1,571,738
	DB Securities Co. Ltd.	14,665	94,579
*	DB, Inc.	39,902	38,778
	Dear U Co. Ltd.	1,276	45,083
#	Dentium Co. Ltd.	1,780	82,353
	Deutsch Motors, Inc.	7,502	26,432
	DI Dong Il Corp.	2,301	70,755
	Digital Daesung Co. Ltd.	6,676	40,240
*	DIO Corp.	852	11,306
	DIT Corp.	1,046	9,947
*	DKME	105,049	37,875
	DL E&C Co. Ltd.	9,615	324,670
	DL Holdings Co. Ltd.	3,621	130,771
*	DMOA Co. Ltd.	728	3,419
††	DMS Co. Ltd.	5,594	19,152
	DN Automotive Corp.	7,066	146,871
	Dohwa Engineering Co. Ltd.	3,950	18,977
	Dong-A Socio Holdings Co. Ltd.	1,198	96,211
	Dong-A ST Co. Ltd.	1,282	43,495
	Dong-Ah Geological Engineering Co. Ltd.	1,178	13,755
	Dongbang Transport Logistics Co. Ltd.	10,462	23,270
	Dongjin Semichem Co. Ltd.	13,873	312,666
	Dongkoo Bio & Pharma Co. Ltd.	5,343	19,354
	DongKook Pharmaceutical Co. Ltd.	6,141	83,177
	Dongkuk Holdings Co. Ltd.	8,416	51,011
	Dongkuk Industries Co. Ltd.	8,871	24,714
	Dongkuk Steel Mill Co. Ltd.	11,447	88,266
	Dongsuh Cos., Inc.	4,203	89,680

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongsung Chemical Co. Ltd.	11,041	$34,642
	Dongsung Finetec Co. Ltd.	5,503	111,337
#*	Dongwha Enterprise Co. Ltd.	5,938	39,099
	Dongwha Pharm Co. Ltd.	7,024	33,886
	Dongwon Development Co. Ltd.	15,011	35,540
	Dongwon Industries Co. Ltd.	1,828	60,265
	Dongwon Systems Corp.	1,450	32,105
	Dongwoon Anatech Co. Ltd.	5,517	70,385
	Dongyang E&P, Inc.	2,542	46,615
	Doosan Bobcat, Inc.	17,671	700,534
	Doosan Co. Ltd.	616	263,221
*	Doosan Enerbility Co. Ltd.	6,197	290,321
*	Doosan Fuel Cell Co. Ltd.	3,564	59,600
#	Doosan Tesna, Inc.	4,201	97,238
	DoubleUGames Co. Ltd.	4,704	189,247
	Douzone Bizon Co. Ltd.	5,864	299,721
*	Dream Security Co. Ltd.	7,102	17,524
	Dreamtech Co. Ltd.	5,485	24,122
*	Duk San Neolux Co. Ltd.	2,940	84,275
*	Duksan Techopia Co. Ltd.	866	10,418
	Duksung Co. Ltd.	3,908	16,496
	Easy Holdings Co. Ltd.	13,163	35,415
	Echo Marketing, Inc.	5,179	42,987
*	Ecopro BM Co. Ltd.	1,140	90,183
	Ecopro Co. Ltd.	2,818	99,078
	E-MART, Inc.	3,991	255,904
*	EMKOREA Co. Ltd.	2,739	4,088
*	EMRO, Inc.	1,072	36,557
*	Enchem Co. Ltd.	429	20,439
	ENF Technology Co. Ltd.	3,528	106,745
*	Enzychem Lifesciences Corp.	33,378	24,716
	Eo Technics Co. Ltd.	453	70,029
*††	E-TRON Co. Ltd.	77,989	2,109
*	Eubiologics Co. Ltd.	8,107	74,903
	Eugene Corp.	13,140	33,479
	Eugene Investment & Securities Co. Ltd.	29,071	70,342
		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Technology Co. Ltd.	2,636	$83,931
*	Exem Co. Ltd.	11,150	18,496
	Exicon Co. Ltd.	1,331	9,723
#	F&F Co. Ltd.	4,182	209,581
	FarmStory Co. Ltd.	12,597	11,132
*	Fine M-Tec Co. Ltd.	1,751	14,241
*	Fine Semitech Corp.	1,745	29,119
*	Foosung Co. Ltd.	7,102	24,584
	Fursys, Inc.	122	4,060
	Gabia, Inc.	2,918	52,721
*	GAEASOFT	3,889	28,470
*	GAMSUNG Corp. Co. Ltd.	23,154	97,247
*	Gaon Cable Co. Ltd.	827	37,477
*	GC Cell Corp.	2,484	35,879
*	GeneOne Life Science, Inc.	13,833	22,752
*	Genexine, Inc.	9,960	37,002
	Geumhwa PSC Co. Ltd.	1,120	26,720
	Global Standard Technology Co. Ltd.	4,658	64,317
*	Global Tax Free Co. Ltd.	7,749	39,813
*	GnBS eco Co. Ltd.	6,666	17,248
	GnCenergy Co. Ltd.	943	22,927
	GOLFZON Co. Ltd.	1,513	72,416
	Golfzon Holdings Co. Ltd.	8,068	32,154
	Gradiant Corp.	3,293	35,234
	Grand Korea Leisure Co. Ltd.	7,194	80,217
	Green Cross Corp.	476	49,540
	Green Cross Holdings Corp.	7,467	85,704
	GS Engineering & Construction Corp.	21,794	302,265
	GS Global Corp.	12,493	24,074
#	GS Holdings Corp. (078930 KS)	14,436	510,797
*	GS P&L Co. Ltd.	2,829	78,160
	GS Retail Co. Ltd.	4,685	54,807
	Gwangju Shinsegae Co. Ltd.	772	17,507
	HAESUNG DS Co. Ltd.	3,712	64,745
	Haesung Industrial Co. Ltd.	5,401	30,090
	Han Kuk Carbon Co. Ltd.	4,216	90,822
	Hana Financial Group, Inc.	59,584	3,642,911
	Hana Materials, Inc.	1,578	29,217
#	Hana Micron, Inc.	18,720	171,496
*	Hana Technology Co. Ltd.	1,185	19,775

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hana Tour Service, Inc.	3,782	$146,216
*	Hanall Biopharma Co. Ltd.	2,003	38,610
	Hancom, Inc.	3,657	71,980
	Handok, Inc.	3,747	31,907
	Handsome Co. Ltd.	2,796	32,850
	Hanil Cement Co. Ltd.	6,019	89,745
	Hanil Feed Co. Ltd.	5,105	13,523
	Hanil Holdings Co. Ltd.	2,428	32,735
	Hanjin Kal Corp.	2,220	173,671
	Hanjin Transportation Co. Ltd.	3,824	57,612
	Hankook Cosmetics Manufacturing Co. Ltd.	653	29,893
	Hankook Shell Oil Co. Ltd.	197	64,342
	Hankook Tire & Technology Co. Ltd.	21,256	678,007
	Hanmi Pharm Co. Ltd.	1,163	232,671
	Hanmi Science Co. Ltd.	2,451	89,077
	Hanmi Semiconductor Co. Ltd.	7,894	512,011
	HanmiGlobal Co. Ltd.	2,624	37,006
	Hannong Chemicals, Inc.	1,763	19,122
*	Hanon Systems	49,707	116,834
	Hansae Co. Ltd.	3,866	29,240
#	Hansol Chemical Co. Ltd.	2,668	346,151
*	Hansol IONES Co. Ltd.	3,514	22,609
	Hansol Paper Co. Ltd.	6,734	41,422
	Hansol Technics Co. Ltd.	10,714	46,487
	Hanssem Co. Ltd.	2,446	82,418
	Hanwha Aerospace Co. Ltd.	4,588	3,273,318
	Hanwha Corp.	9,985	713,138
*	Hanwha Engine	6,198	153,920
*	Hanwha Galleria Corp.	40,145	33,027
*	Hanwha General Insurance Co. Ltd.	13,725	59,276
*	Hanwha Investment & Securities Co. Ltd.	53,198	222,480
*	Hanwha Life Insurance Co. Ltd.	60,389	150,755
	Hanwha Solutions Corp.	28,263	618,736
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Systems Co. Ltd.	4,611	$196,200
*	Hanwha Vision Co. Ltd.	6,135	269,638
	Hanyang Eng Co. Ltd.	4,895	65,460
	Hanyang Securities Co. Ltd.	4,400	55,555
*	Harim Co. Ltd.	15,284	33,585
	Harim Holdings Co. Ltd.	16,285	109,733
	HB SOLUTION Co. Ltd.	5,300	8,757
	HB Technology Co. Ltd.	17,310	22,316
#	HD Hyundai Co. Ltd.	12,992	1,329,387
	HD Hyundai Construction Equipment Co. Ltd.	3,280	218,222
	HD Hyundai Electric Co. Ltd.	3,703	1,317,757
*	HD Hyundai Energy Solutions Co. Ltd.	1,474	46,365
	HD Hyundai Heavy Industries Co. Ltd.	408	143,191
	HD Hyundai Infracore Co. Ltd.	23,557	259,995
	HD Hyundai Mipo	1,060	161,305
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,446	371,596
#	HDC Holdings Co. Ltd.	10,850	180,115
	HDC Hyundai Development Co-Engineering & Construction	10,674	180,070
*	HD-Hyundai Marine Engine	1,500	70,512
	Hecto Innovation Co. Ltd.	2,233	25,011
*	Helixmith Co. Ltd.	9,323	22,031
*	Heung-A Shipping Co. Ltd.	14,992	19,025
*	HFR, Inc.	1,358	15,530
	High Tech Pharm Co. Ltd.	1,829	16,426
#	Hite Jinro Co. Ltd.	9,755	141,909
*	HJ Shipbuilding & Construction Co. Ltd.	3,879	24,828
	HK inno N Corp.	3,061	98,641
	HL Holdings Corp.	2,082	58,529
	HL Mando Co. Ltd.	10,106	251,195
*	HLB Biostep Co. Ltd.	7,319	7,260

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	HLB Life Science Co. Ltd.	2,977	$10,102
*	Hlb Pharma Ceutical Co. Ltd.	1,309	15,191
*	HLB, Inc.	3,435	118,460
#	HMM Co. Ltd.	38,324	644,332
#*	Hotel Shilla Co. Ltd.	3,047	102,437
	HPSP Co. Ltd.	12,588	240,073
	HS Hyosung Advanced Materials Corp.	831	117,562
#*	HS Hyosung Corp.	549	24,450
	HS Industries Co. Ltd.	9,817	31,622
*	Hugel, Inc.	1,197	288,930
*	Humasis Co. Ltd.	17,651	17,792
	Humedix Co. Ltd.	2,688	126,858
	Huons Co. Ltd.	2,307	47,301
	Huons Global Co. Ltd.	1,169	36,625
	Husteel Co. Ltd.	10,980	35,309
	Hwa Shin Co. Ltd.	5,887	36,905
	Hwaseung Enterprise Co. Ltd.	4,866	26,227
	HYBE Co. Ltd.	772	143,485
	Hy-Lok Corp.	2,141	46,966
	Hyosung Corp.	2,100	131,141
	Hyosung Heavy Industries Corp.	1,109	966,738
	Hyosung TNC Corp.	924	156,101
	Hyundai Autoever Corp.	1,511	166,453
	Hyundai Bioland Co. Ltd.	5,552	19,776
	Hyundai BNG Steel Co. Ltd.	4,399	40,111
	HYUNDAI Corp.	3,245	58,303
	Hyundai Department Store Co. Ltd.	4,150	210,614
	Hyundai Elevator Co. Ltd.	4,546	277,470
	Hyundai Engineering & Construction Co. Ltd.	18,285	884,917
	Hyundai Futurenet Co. Ltd.	15,058	36,889
	Hyundai GF Holdings	4,044	24,796
	Hyundai Glovis Co. Ltd.	10,312	1,089,289
	Hyundai Green Food	5,169	64,937
	Hyundai Home Shopping Network Corp.	919	37,920
	Hyundai Livart Furniture Co. Ltd.	5,250	29,968
*	Hyundai Marine & Fire Insurance Co. Ltd.	11,481	216,694
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Mobis Co. Ltd.	4,639	$978,920
	Hyundai Motor Co.	15,342	2,333,937
	Hyundai Motor Securities Co. Ltd.	12,346	75,141
	Hyundai Movex Co. Ltd.	9,643	35,806
	Hyundai Rotem Co. Ltd.	15,282	2,209,138
	Hyundai Steel Co.	17,766	452,188
	Hyundai Wia Corp.	6,080	216,974
	HyVision System, Inc.	3,825	41,809
	i3system, Inc.	1,777	146,283
	iFamilySC Co. Ltd.	3,321	38,313
*	Il Dong Pharmaceutical Co. Ltd.	1,020	13,963
	Iljin Electric Co. Ltd.	2,036	61,595
	Iljin Holdings Co. Ltd.	3,838	16,618
*	Iljin Hysolus Co. Ltd.	1,089	12,973
	Iljin Power Co. Ltd.	3,680	26,644
	Ilshin Spinning Co. Ltd.	5,925	43,931
	Ilyang Pharmaceutical Co. Ltd.	3,819	36,378
	iM Financial Group Co. Ltd.	55,226	549,471
	iMarketKorea, Inc.	6,839	41,218
	InBody Co. Ltd.	2,385	40,965
	Incar Financial Service Co. Ltd.	8,353	68,375
	Industrial Bank of Korea	56,846	793,084
	Innocean Worldwide, Inc.	5,743	81,372
	InnoWireless Co. Ltd.	1,320	18,806
	Innox Advanced Materials Co. Ltd.	4,153	80,473
*	Insun ENT Co. Ltd.	6,057	22,759
	Intellian Technologies, Inc.	631	21,966
	Intelligent Digital Integrated Security Co. Ltd.	1,720	20,833
*	Interflex Co. Ltd.	4,142	27,085
††	Interojo Co. Ltd.	2,267	33,511
	INTOPS Co. Ltd.	5,178	60,134
	INVENI Co. Ltd.	837	36,178
	IS Dongseo Co. Ltd.	3,904	57,101
	ISC Co. Ltd.	1,515	65,084
	i-SENS, Inc.	2,545	33,092
*	ISU Chemical Co. Ltd.	4,469	19,605
	IsuPetasys Co. Ltd.	14,553	670,848
*	ITEK, Inc.	2,956	13,129
*	ITM Semiconductor Co. Ltd.	913	9,258

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Jahwa Electronics Co. Ltd.	4,209	$55,231
	JB Financial Group Co. Ltd.	42,858	711,325
*	Jeju Air Co. Ltd.	9,541	46,456
*	Jeju Semiconductor Corp.	5,017	53,540
	Jinsung T.E.C.	4,387	38,043
	JNK Global Co. Ltd.	3,523	10,905
#*	JNTC Co. Ltd.	5,350	62,383
	Jusung Engineering Co. Ltd.	7,283	140,853
	JVM Co. Ltd.	1,746	35,980
	JW Holdings Corp.	15,506	39,148
	JW Life Science Corp.	3,481	31,357
	JW Pharmaceutical Corp.	4,746	77,194
#	JYP Entertainment Corp.	8,171	425,707
	K Car Co. Ltd.	5,825	66,581
	K Ensol Co. Ltd.	2,425	21,271
	Kakao Corp.	3,910	162,180
#*	Kakao Games Corp.	10,136	124,699
	KakaoBank Corp.	5,311	106,792
*	Kakaopay Corp.	1,219	55,829
	Kangnam Jevisco Co. Ltd.	384	3,500
*	Kangwon Energy Co. Ltd.	1,099	10,275
#	Kangwon Land, Inc.	16,694	224,087
	KB Financial Group, Inc. (105560 KS)	41,224	3,275,171
	KC Co. Ltd.	3,354	55,831
	KC Tech Co. Ltd.	2,444	52,727
	KCC Corp.	1,372	363,904
	KCC Glass Corp.	1,978	46,049
	KCTC	9,076	36,189
*	KEC Corp.	42,024	23,146
*	Kencoa Aerospace Co.	2,303	19,453
	KEPCO Engineering & Construction Co., Inc.	1,021	67,437
#	KEPCO Plant Service & Engineering Co. Ltd.	8,644	323,466
	KG Chemical Corp.	5,365	17,381
	KG Dongbusteel	13,989	59,515
	KG Eco Solution Co. Ltd.	9,077	40,922
*	KG Mobility Co.	12,925	32,719
	Kginicis Co. Ltd.	6,812	52,950
	KH Vatec Co. Ltd.	3,874	33,918
	Kia Corp.	41,333	3,024,367
	KINX, Inc.	903	58,519
	KISCO Corp.	2,567	17,100
		Shares	Value»
SOUTH KOREA — (Continued)
	KISCO Holdings Co. Ltd.	3,626	$65,348
	KISWIRE Ltd.	3,511	45,882
	KIWOOM Securities Co. Ltd.	4,362	672,639
*	KNJ Co. Ltd.	2,770	35,302
	Koh Young Technology, Inc.	5,169	53,469
	Kolmar BNH Co. Ltd.	3,110	32,490
#	Kolmar Holdings Co. Ltd.	6,530	67,300
#	Kolmar Korea Co. Ltd.	2,904	202,692
#	Kolon Corp.	2,068	73,078
	Kolon Enp, Inc.	4,673	22,246
	Kolon Industries, Inc.	5,704	168,364
*	Kolon Life Science, Inc.	1,140	26,273
	KoMiCo Ltd.	2,082	104,927
#	KONA I Co. Ltd.	2,045	82,988
	Korea Aerospace Industries Ltd.	9,258	626,954
	Korea Alcohol Industrial Co. Ltd.	4,299	30,541
	Korea Asset In Trust Co. Ltd.	27,831	50,494
	Korea Cast Iron Pipe Industries Co. Ltd.	3,848	20,132
*	Korea Circuit Co. Ltd.	5,045	43,245
	Korea District Heating Corp.	321	19,960
	Korea Electric Power Corp. (015760 KS)	18,544	512,220
	Korea Electric Power Corp. (KEP US), Sponsored ADR	1,200	16,488
	Korea Electric Terminal Co. Ltd.	1,612	76,732
	Korea Fuel-Tech Corp.	5,317	18,547
	Korea Gas Corp.	3,491	107,518
*	Korea Information & Communications Co. Ltd.	5,701	37,529
#	Korea Information Certificate Authority, Inc.	8,779	46,054
	Korea Investment Holdings Co. Ltd.	13,117	1,342,840
*	Korea Line Corp.	48,956	65,114
	Korea Petrochemical Ind Co. Ltd.	1,172	85,799
	Korea Petroleum Industries Co.	2,315	23,645
	Korea Ratings Corp.	531	38,094

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Real Estate Investment & Trust Co. Ltd.	59,779	$54,035
	Korea United Pharm, Inc.	2,941	44,394
	Korean Air Lines Co. Ltd.	50,141	848,906
	Korean Reinsurance Co.	52,474	402,791
	Koryo Credit Information Co. Ltd.	1,407	10,677
	KPX Chemical Co. Ltd.	446	16,709
*	Krafton, Inc.	3,666	863,181
	KSS LINE Ltd.	6,720	51,053
	KT Corp. (030200 KS)	2,588	102,692
	KT Corp. (KT US), Sponsored ADR	2,500	50,475
	KT&G Corp.	6,422	601,894
*††	Kuk-il Paper Manufacturing Co. Ltd.	8,527	3,806
*	Kumho HT, Inc.	44,811	20,023
	Kumho Petrochemical Co. Ltd.	5,349	468,231
*	Kumho Tire Co., Inc.	35,531	118,483
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	49,612
	Kyeryong Construction Industrial Co. Ltd.	2,244	31,792
	Kyobo Securities Co. Ltd.	7,541	47,119
	Kyung Dong Navien Co. Ltd.	2,274	140,358
	Kyungdong Pharm Co. Ltd.	4,514	19,789
	Kyung-In Synthetic Corp.	9,161	22,460
	KZ Precision Corp.	5,214	53,485
*	LabGenomics Co. Ltd.	12,497	20,723
	Lake Materials Co. Ltd.	10,907	97,245
*	LB Semicon, Inc.	17,234	49,664
	Lee Ku Industrial Co. Ltd.	4,760	16,717
	LEENO Industrial, Inc.	12,370	420,120
	LF Corp.	4,092	58,496
	LG Chem Ltd.	6,064	1,303,789
	LG Corp.	10,599	601,755
#*	LG Display Co. Ltd. (034220 KS)	77,846	602,732
	LG Electronics, Inc.	37,008	2,048,365
		Shares	Value»
SOUTH KOREA — (Continued)
*	LG Energy Solution Ltd.	1,156	$316,009
#	LG H&H Co. Ltd.	2,223	503,901
*	LG HelloVision Co. Ltd.	12,252	26,034
	LG Innotek Co. Ltd.	4,382	488,924
	LG Uplus Corp.	79,588	837,791
#	LIG Nex1 Co. Ltd.	2,783	1,253,184
*	LigaChem Biosciences, Inc.	458	43,827
*	LOT Vacuum Co. Ltd.	3,137	23,519
	Lotte Chemical Corp.	3,950	188,067
	Lotte Chilsung Beverage Co. Ltd.	1,425	132,973
	Lotte Corp.	8,079	162,900
*	Lotte Data Communication Co.	1,292	20,135
*	Lotte Energy Materials Corp.	2,126	37,894
	LOTTE Fine Chemical Co. Ltd.	6,073	187,243
*	Lotte Non-Life Insurance Co. Ltd.	18,622	23,401
	Lotte Rental Co. Ltd.	5,434	122,890
	Lotte Shopping Co. Ltd.	2,618	134,732
*	Lotte Tour Development Co. Ltd.	3,612	45,207
	Lotte Wellfood Co. Ltd.	723	64,050
	LS Corp.	4,164	513,585
	LS Eco Energy Ltd.	3,532	91,024
	LS Electric Co. Ltd.	3,890	858,572
#	LS Marine Solution Co. Ltd.	2,930	54,768
*	LVMC Holdings	27,400	38,753
	LX Hausys Ltd.	2,198	48,731
	LX Holdings Corp.	17,571	105,267
	LX International Corp.	11,331	261,156
	LX Semicon Co. Ltd.	3,544	139,691
	M.I.Tech Co. Ltd.	4,570	26,726
#	Macquarie Korea Infrastructure Fund	59,997	509,894
	Macrogen, Inc.	1,886	20,987
	Maeil Dairies Co. Ltd.	1,216	32,771
	Mcnex Co. Ltd.	4,549	96,164
*	Medipost Co. Ltd.	5,303	41,387
	Medytox, Inc.	383	40,307
*	Meerecompany, Inc.	1,073	12,139
	MegaStudy Co. Ltd.	3,852	31,160
	MegaStudyEdu Co. Ltd.	2,801	100,875
#	Meritz Financial Group, Inc.	17,552	1,457,647
*	MiCo Ltd.	14,070	145,504
*	Micro Digital Co. Ltd.	3,312	27,235

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Mirae Asset Life Insurance Co. Ltd.	15,568	$83,358
#	Mirae Asset Securities Co. Ltd.	34,076	465,113
	Misto Holdings Corp.	9,250	238,139
	Miwon Commercial Co. Ltd.	486	57,922
	Miwon Specialty Chemical Co. Ltd.	364	38,640
	MK Electron Co. Ltd.	6,706	38,981
	MNTech Co. Ltd.	3,303	29,152
	Modetour Network, Inc.	3,448	28,871
*	MONAYONGPYONG	4,790	14,981
	Motrex Co. Ltd.	5,962	39,287
	mPlus Corp.	2,590	16,307
*	MS Autotech Co. Ltd.	9,660	19,495
	Muhak Co. Ltd.	3,078	17,110
	Myoung Shin Industrial Co. Ltd.	6,466	39,146
	Namhae Chemical Corp.	6,477	35,110
*	Namsun Aluminum Co. Ltd.	32,959	28,647
	Namuga Co. Ltd.	3,667	38,884
	Namyang Dairy Products Co. Ltd.	994	44,611
*	Nature & Environment Co. Ltd.	6,226	3,211
	Nature Holdings Co. Ltd.	3,144	26,077
	NAVER Corp.	2,369	398,691
	NCSoft Corp.	1,080	149,949
	NeoPharm Co. Ltd.	1,691	22,482
	Neosem, Inc.	3,133	19,091
*	Neowiz	2,815	50,098
*	Nepes Ark Corp.	1,397	15,425
#*	NEPES Corp.	7,008	57,741
*	Neptune Co.	6,362	32,395
Ω	Netmarble Corp.	6,837	291,984
	New Power Plasma Co. Ltd.	9,524	37,940
*	Newflex Technology Co. Ltd.	7,227	23,269
	Nexen Corp.	8,767	38,606
	Nexen Tire Corp.	3,351	14,349
	NEXTIN, Inc.	2,385	80,643
	NH Investment & Securities Co. Ltd.	41,530	602,062
	NHN Corp.	4,936	101,866
	NHN KCP Corp.	5,618	64,936
	NICE Holdings Co. Ltd.	8,262	79,102
	Nice Information & Telecommunication, Inc.	1,983	34,973
	NICE Information Service Co. Ltd.	13,197	154,756
		Shares	Value»
SOUTH KOREA — (Continued)
	Nong Shim Holdings Co. Ltd.	629	$37,291
	NongShim Co. Ltd.	933	258,899
	NOROO Paint & Coatings Co. Ltd.	2,474	15,745
	NOVAREX Co. Ltd.	3,715	50,517
	NPC	3,679	11,636
	OCI Co. Ltd.	751	31,120
#	OCI Holdings Co. Ltd.	4,135	277,219
*	Okins Electronics Co. Ltd.	3,445	16,126
	ONEJOON Co. Ltd.	2,100	14,760
	Oriental Precision & Engineering Co. Ltd.	5,619	24,219
	Orion Corp.	5,499	439,051
	Orion Holdings Corp.	9,513	152,366
	Osang Healthcare Co. Ltd.	980	12,800
*	OSTEONIC Co. Ltd.	3,282	16,246
*	Osung Advanced Materials Co. Ltd.	18,972	19,517
	Otoki Corp.	522	149,480
#	Pan Ocean Co. Ltd.	76,988	232,662
	Paradise Co. Ltd.	16,234	211,077
	Park Systems Corp.	1,564	308,737
	Partron Co. Ltd.	14,112	67,174
*	Pearl Abyss Corp.	1,230	34,404
	People & Technology, Inc.	6,638	165,645
	PHA Co. Ltd.	1,572	12,623
	PharmaResearch Co. Ltd.	2,433	968,425
	Philenergy Co. Ltd.	325	3,177
	PI Advanced Materials Co. Ltd.	2,643	33,993
*	PKC Co. Ltd.	5,256	22,293
*	PonyLink Co. Ltd.	13,996	10,825
	Poongsan Corp.	8,819	1,017,180
	Poongsan Holdings Corp.	4,549	158,038
	Posco DX Co. Ltd.	11,462	196,001
*	POSCO Future M Co. Ltd.	598	60,834
	POSCO Holdings, Inc. (005490 KS)	6,377	1,402,361
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	6,151	336,091
#	Posco International Corp.	9,788	342,219
	Posco M-Tech Co. Ltd.	2,526	26,651
	POSCO Steeleon Co. Ltd.	587	17,610
*	Power Logics Co. Ltd.	8,132	26,948
	Protec Co. Ltd.	770	14,717

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	PSK Holdings, Inc.	738	$17,563
	PSK, Inc.	6,364	93,998
	Pulmuone Co. Ltd.	3,268	34,803
	Pumtech Korea Co. Ltd.	1,795	85,661
*	Rainbow Robotics	389	76,683
*	Refine Co. Ltd.	6,082	76,091
*	Reyon Pharmaceutical Co. Ltd.	2,120	17,583
	RFHIC Corp.	3,819	76,126
*	RFTech Co. Ltd.	7,456	13,724
	Rorze Systems Corp.	3,606	33,968
	S&S Tech Corp.	3,445	123,189
	S-1 Corp.	4,152	221,270
	Sajodaerim Corp.	1,032	30,568
	Sam Chun Dang Pharm Co. Ltd.	703	103,344
	Sam Young Electronics Co. Ltd.	5,658	45,409
	Sam Yung Trading Co. Ltd.	3,582	42,777
	Samchully Co. Ltd.	406	40,379
	Samick THK Co. Ltd.	1,269	9,114
*	Samil Pharmaceutical Co. Ltd.	2,975	21,920
	Samji Electronics Co. Ltd.	1,661	14,147
	Samjin Pharmaceutical Co. Ltd.	1,687	24,405
	Sammok S-Form Co. Ltd.	1,379	20,665
	SAMPYO Cement Co. Ltd.	17,261	42,832
*Ω	Samsung Biologics Co. Ltd.	859	656,300
	Samsung C&T Corp.	6,720	810,733
	Samsung Card Co. Ltd. (029780 KS)	8,923	319,443
	Samsung Electro-Mechanics Co. Ltd.	5,937	630,790
	Samsung Electronics Co. Ltd. (005930 KS)	439,838	22,415,877
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	1,949	2,438,920
	Samsung Engineering Co. Ltd.	42,774	811,087
	Samsung Fire & Marine Insurance Co. Ltd.	2,507	791,433
*	Samsung Heavy Industries Co. Ltd.	35,514	484,746
	Samsung Life Insurance Co. Ltd.	9,482	855,887
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Pharmaceutical Co. Ltd.	13,829	$15,611
#	Samsung SDI Co. Ltd.	7,495	1,075,504
	Samsung SDS Co. Ltd.	8,800	1,008,198
	Samsung Securities Co. Ltd.	19,618	994,524
	SAMT Co. Ltd.	23,178	51,007
	Samwha Capacitor Co. Ltd.	3,391	66,922
	Samwha Electric Co. Ltd.	826	16,064
	Samyang Corp.	1,345	51,106
	Samyang Foods Co. Ltd.	936	967,201
	Samyang Holdings Corp.	1,468	88,641
	Samyoung Co. Ltd.	12,236	36,252
	Sang-A Frontec Co. Ltd.	1,874	23,501
	Sangsin Energy Display Precision Co. Ltd.	2,466	16,007
	Saramin Co. Ltd.	2,138	22,412
	Satrec Initiative Co. Ltd.	1,059	37,043
#	SD Biosensor, Inc.	15,730	113,038
	SeAH Besteel Holdings Corp.	4,129	92,686
	SeAH Steel Corp.	668	72,410
	SeAH Steel Holdings Corp.	745	107,790
	Sebang Co. Ltd.	4,469	45,811
	Sebang Global Battery Co. Ltd.	1,731	82,444
	Seegene, Inc.	4,681	99,642
	Segyung Hitech Co. Ltd.	6,661	32,232
	Seobu T&D	13,043	81,913
	Seohan Co. Ltd.	13,791	8,969
	Seohee Construction Co. Ltd.	33,511	44,196
#*	Seojin System Co. Ltd.	8,024	125,778
*	Seoul Auction Co. Ltd.	956	5,975
*	Seoul Semiconductor Co. Ltd.	14,166	72,363
	Seoyon E-Hwa Co. Ltd.	6,608	58,624
*	SFA Engineering Corp.	4,903	86,474
*	SFA Semicon Co. Ltd.	13,844	32,353
	SGC Energy Co. Ltd.	2,523	44,447

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shin Heung Energy & Electronics Co. Ltd.	7,365	$22,337
*	Shin Poong Pharmaceutical Co. Ltd.	491	4,311
	Shindaeyang Paper Co. Ltd.	3,739	29,339
	Shinhan Financial Group Co. Ltd. (055550 KS)	52,052	2,534,600
	Shinil Electronics Co. Ltd.	11,482	11,670
	Shinsegae International, Inc.	2,889	24,132
	Shinsegae, Inc.	1,919	237,095
	Shinsung Delta Tech Co. Ltd.	1,889	90,847
*	Shinsung E&G Co. Ltd.	27,321	30,035
	Shinyoung Securities Co. Ltd.	1,575	144,675
	Showbox Corp.	13,902	27,497
*	Silicon2 Co. Ltd.	1,927	71,412
	SIMMTECH Co. Ltd.	2,713	44,392
	SIMPAC, Inc.	9,536	35,338
	Sindoh Co. Ltd.	1,567	55,793
#*	SK Biopharmaceuticals Co. Ltd.	6,413	451,651
*	SK Bioscience Co. Ltd.	2,198	71,917
	SK Chemicals Co. Ltd.	3,212	156,666
	SK Discovery Co. Ltd.	4,198	164,954
*	SK Eternix Co. Ltd.	2,833	48,880
	SK Gas Ltd.	701	133,596
	SK Hynix, Inc.	40,893	7,925,710
*Ω	SK IE Technology Co. Ltd.	6,129	121,497
	SK Innovation Co. Ltd.	5,984	462,990
	SK Networks Co. Ltd.	14,893	48,852
*	SK oceanplant Co. Ltd.	3,193	45,428
	SK Securities Co. Ltd.	149,339	72,249
	SK Telecom Co. Ltd. (017670 KS)	5,862	236,775
	SK, Inc.	4,672	678,013
*	SKC Co. Ltd.	837	60,230
	SL Corp.	4,750	113,215
	SM Entertainment Co. Ltd.	1,606	153,382
*	SMEC Co. Ltd.	24,805	65,126
#	SNT Dynamics Co. Ltd.	5,786	242,615
		Shares	Value»
SOUTH KOREA — (Continued)
	SNT Holdings Co. Ltd.	2,300	$92,291
	SNT Motiv Co. Ltd.	3,764	89,468
*	SOCAR, Inc.	2,283	21,534
	S-Oil Corp.	9,160	413,180
	Solid, Inc.	20,716	93,238
*	SOLUM Co. Ltd.	12,113	143,576
	Solus Advanced Materials Co. Ltd.	6,404	39,371
	Songwon Industrial Co. Ltd.	5,765	45,398
	Soop Co. Ltd.	2,505	142,364
	Soosan Industries Co. Ltd.	2,080	34,468
	Soulbrain Co. Ltd.	1,451	246,096
	Soulbrain Holdings Co. Ltd.	1,494	47,298
	SPC Samlip Co. Ltd.	601	23,715
	SPG Co. Ltd.	1,751	31,234
	ST Pharm Co. Ltd.	1,108	68,920
	STIC Investments, Inc.	6,915	49,473
	Straffic Co. Ltd.	6,956	19,373
*	Studio Dragon Corp.	3,947	131,268
*	STX Engine Co. Ltd.	1,511	25,850
*	Sukgyung AT Co. Ltd.	288	11,291
	Sung Kwang Bend Co. Ltd.	6,054	138,661
*	Sungeel Hitech Co. Ltd.	326	8,877
	Sungshin Cement Co. Ltd.	6,391	48,367
	Sungwoo Hitech Co. Ltd.	18,816	80,149
*	Suprema, Inc.	1,173	28,258
*	SY Co. Ltd.	8,899	21,853
*	Synergy Innovation Co. Ltd.	8,459	17,347
*	Synopex, Inc.	35,877	173,770
	Systems Technology, Inc.	920	12,507
	T&L Co. Ltd.	1,411	61,395
	Taekwang Industrial Co. Ltd.	81	58,500
*	Taewoong Co. Ltd.	3,630	105,443
*	Taihan Electric Wire Co. Ltd.	6,549	73,496
	TCC Steel	1,848	23,716
	TechWing, Inc.	2,638	52,206
	Telechips, Inc.	3,287	31,717
	TES Co. Ltd.	2,411	44,725
*	Theragen Etex Co. Ltd.	6,072	13,079
	TK Corp.	2,656	43,757
	TKG Huchems Co. Ltd.	5,645	71,594
	TLB Co. Ltd.	1,781	34,464

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tokai Carbon Korea Co. Ltd.	1,792	$137,194
*	Tongyang Life Insurance Co. Ltd.	11,915	72,284
*	Tongyang, Inc.	65,030	31,446
	Tonymoly Co. Ltd.	3,726	29,140
	Toptec Co. Ltd.	7,951	28,131
	Tovis Co. Ltd.	3,832	43,811
	TS Corp.	24,800	54,955
	TSE Co. Ltd.	777	21,578
*	Tuksu Construction Co. Ltd.	2,985	15,616
	TYM Corp.	14,189	51,590
	UBCare Co. Ltd.	3,040	8,478
	Uju Electronics Co. Ltd.	1,734	55,054
*	Uni-Chem Co. Ltd.	14,391	18,018
	Unid Co. Ltd.	1,619	97,815
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	31,353
*	Unison Co. Ltd.	10,975	10,446
*	UniTest, Inc.	3,363	29,946
	Unitrontech Co. Ltd.	5,684	26,059
	Value Added Technology Co. Ltd.	2,552	43,318
	VICTEK Co. Ltd.	3,660	10,677
*††	Vidente Co. Ltd.	10,155	4,562
	Vieworks Co. Ltd.	1,617	24,301
*	Vina Tech Co. Ltd.	641	13,135
	Vitzro Tech Co. Ltd.	5,265	32,334
	Vitzrocell Co. Ltd.	4,987	111,654
*	VM, Inc.	1,417	11,198
*	VT Co. Ltd.	8,052	207,886
	Webzen, Inc.	3,574	37,574
*††	Wellbiotec Co. Ltd.	1,524	112
*	Wemade Co. Ltd.	1,393	31,330
	Whanin Pharmaceutical Co. Ltd.	3,091	26,710
	WiSoL Co. Ltd.	7,257	34,921
	Won Tech Co. Ltd.	13,993	129,295
#*	Wonik Holdings Co. Ltd.	12,263	52,687
	WONIK IPS Co. Ltd.	3,583	83,675
	Wonik Materials Co. Ltd.	2,336	39,777
	Wonik QnC Corp.	3,926	51,551
	Woojin, Inc.	3,421	27,285
	Woori Financial Group, Inc. (316140 KS)	181,312	3,217,053
#*	Woori Technology Investment Co. Ltd.	15,696	104,857
*	Woori Technology, Inc.	18,484	48,469
*	Woosu AMS Co. Ltd.	14,904	33,040
		Shares	Value»
SOUTH KOREA — (Continued)
	Worldex Industry & Trading Co. Ltd.	3,860	$67,086
*	Wysiwyg Studios Co. Ltd.	34,187	22,262
	Xexymix Corp.	5,891	25,986
	YG Entertainment, Inc.	1,357	82,905
*	YMT Co. Ltd.	1,675	11,071
	Youlchon Chemical Co. Ltd.	974	23,880
	Young Poong Corp.	1,257	38,349
#	Youngone Corp.	6,842	297,396
	Youngone Holdings Co. Ltd.	1,902	192,752
	Yuanta Securities Korea Co. Ltd.	29,505	78,769
	Yuhan Corp.	1,842	155,063
*	Yungjin Pharmaceutical Co. Ltd.	5,170	7,972
	Zeus Co. Ltd.	3,673	32,544
	Zinus, Inc.	3,482	53,982
TOTAL SOUTH KOREA			159,059,889
SPAIN — (1.9%)
	Acciona SA	8,528	1,635,626
	Acerinox SA	80,780	932,159
	ACS Actividades de Construccion y Servicios SA	54,035	3,729,232
Ω	Aedas Homes SA	3,787	91,130
Ω	Aena SME SA	93,900	2,528,549
	Alantra Partners SA	1,432	13,598
	Almirall SA	17,621	212,106
	Amadeus IT Group SA	57,147	4,588,547
#*	Amper SA	422,874	68,777
	Atresmedia Corp. de Medios de Comunicacion SA	25,772	145,641
	Audax Renovables SA	45,706	75,402
	Azkoyen SA	5,948	59,075
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	825,678	13,770,864
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	21,569	360,849
	Banco de Sabadell SA	2,217,543	8,184,730
	Banco Santander SA (SAN SM)	902,266	7,751,173
*	Banco Santander SA (SAN* MM)	117,268	1,001,049
	Bankinter SA	267,101	3,812,659

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	CaixaBank SA	398,831	$3,752,324
Ω	Cellnex Telecom SA	35,702	1,259,906
#	CIE Automotive SA	12,287	368,903
	Construcciones y Auxiliar de Ferrocarriles SA	6,236	377,629
#	Corp. ACCIONA Energias Renovables SA	6,043	162,694
*	Distribuidora Internacional de Alimentacion SA	1,843	60,347
#	Ebro Foods SA	11,762	229,625
*	eDreams ODIGEO SA	11,566	109,470
	Elecnor SA	11,545	313,934
	Enagas SA	46,845	701,620
#	Ence Energia y Celulosa SA	30,814	96,967
	Endesa SA	42,831	1,241,252
	Ercros SA	51,076	181,417
	Faes Farma SA	95,708	474,089
	Ferrovial SE	25,575	1,311,049
	Fluidra SA	15,707	391,742
#Ω	Gestamp Automocion SA	58,314	219,203
Ω	Global Dominion Access SA	14,210	54,615
*	Grenergy Renovables SA	1,407	104,274
*	Grifols SA	65,221	971,801
	Grupo Catalana Occidente SA	12,918	720,380
	Grupo Empresarial San Jose SA	5,388	37,626
	Iberdrola SA	107,302	1,885,983
#	Indra Sistemas SA	57,643	2,387,829
	Industria de Diseno Textil SA	66,550	3,178,896
	Laboratorio Reig Jofre SA	2,628	8,885
	Laboratorios Farmaceuticos Rovi SA	2,432	150,120
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	47,410	73,042
	Logista Integral SA	24,479	774,773
	Mapfre SA	324,382	1,321,071
	Melia Hotels International SA	21,063	187,023
	Miquel y Costas & Miquel SA	8,269	133,981
#	Naturgy Energy Group SA	16,389	514,007
Ω	Neinor Homes SA	6,949	135,066
		Shares	Value»
SPAIN — (Continued)
*	Obrascon Huarte Lain SA	34,864	$13,095
#*	Oryzon Genomics SA	8,509	25,539
	Pharma Mar SA	1,111	101,270
	Prim SA	1,285	17,878
*	Promotora de Informaciones SA, Class A	69,984	27,872
Ω	Prosegur Cash SA	77,104	66,035
	Realia Business SA	35,327	37,855
	Redeia Corp. SA	61,860	1,199,217
	Repsol SA (REP SM)	189,391	2,871,499
	Sacyr SA	96,093	393,478
*	Solaria Energia y Medio Ambiente SA	16,222	208,584
*Ω	Talgo SA	9,613	33,250
*	Tecnicas Reunidas SA	15,753	387,947
#	Telefonica SA (TEF SM)	740,517	3,821,656
	Telefonica SA (TEF US), Sponsored ADR	10,338	53,137
	Tubacex SA	38,261	159,367
*	Tubos Reunidos SA	19,513	11,798
Ω	Unicaja Banco SA	445,187	1,169,682
	Vidrala SA	7,360	792,279
	Viscofan SA	16,100	1,101,686
TOTAL SPAIN			85,345,833
SWEDEN — (1.9%)
	AAK AB	11,985	308,307
Ω	AcadeMedia AB	33,500	306,752
	AddLife AB, Class B	28,328	498,860
	Addnode Group AB	31,265	357,714
	AddTech AB, Class B	28,906	971,767
	AFRY AB	33,113	512,542
	Alfa Laval AB	22,740	987,999
Ω	Alimak Group AB	24,710	423,508
	Alleima AB	89,889	635,243
	Alligo AB, Class B	10,505	112,805
Ω	Ambea AB	39,862	501,484
*	Annehem Fastigheter AB, Class B	23,136	39,651
	AQ Group AB	14,511	295,741
	Arise AB	10,752	37,738
	Arjo AB, Class B	66,722	232,511
*	Asmodee Group AB, Class B	13,242	166,764
	Assa Abloy AB, Class B	25,713	850,849
	Atlas Copco AB (ATCOA SS), Class A	162,372	2,472,663

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB (ATCOB SS), Class B	100,484	$1,359,865
	Atrium Ljungberg AB, Class B	54,145	175,125
Ω	Attendo AB	43,233	302,086
	Avanza Bank Holding AB	22,717	836,884
#	Axfood AB	17,325	516,256
	Beijer Alma AB	12,926	347,765
	Beijer Ref AB	12,176	204,397
	Bergman & Beving AB	11,723	376,925
	Betsson AB, Class B	52,606	890,744
#*	Better Collective AS	10,226	144,092
*	BHG Group AB	23,795	56,523
*	BICO Group AB	6,048	22,526
	Bilia AB, Class A	26,527	311,674
	Billerud Aktiebolag	44,661	379,204
	BioGaia AB, Class B	15,019	150,277
*	BioInvent International AB	5,678	22,644
	Bjorn Borg AB	5,162	30,503
*	Boliden AB	34,766	1,064,160
*	Bonava AB, Class B	68,446	80,189
*Ω	Boozt AB	6,801	60,548
Ω	Bravida Holding AB	66,165	620,889
	Bufab AB	32,955	326,820
	Bulten AB	5,345	32,152
	Bure Equity AB	25,410	750,136
	Byggmax Group AB	16,029	95,205
*	Camurus AB	2,184	151,534
*	Carasent AB	3,685	11,151
#	Castellum AB	31,041	353,357
	Catella AB	11,938	36,163
	Catena AB	5,960	269,238
*	Cavotec Group AB	12,443	22,371
#	Cellavision AB	3,049	54,552
	Cibus Nordic Real Estate AB publ	12,320	218,285
*	Cint Group AB	77,596	56,557
	Clas Ohlson AB, Class B	15,766	548,570
	Cloetta AB, Class B	70,892	227,991
Ω	Coor Service Management Holding AB	26,480	124,462
	Corem Property Group AB (CORED SS), Class D	2,165	52,376
*	C-RAD AB	3,079	11,046
*	Ctek AB	6,691	9,947
	CTT Systems AB	2,479	55,645
	Dios Fastigheter AB	22,212	145,928
Ω	Dometic Group AB	55,924	282,496
#*Ω	Dustin Group AB	196,668	32,174
*	Dynavox Group AB	15,497	200,320
	Eastnine AB	25,612	123,541
		Shares	Value»
SWEDEN — (Continued)
	Elanders AB, Class B	6,126	$35,958
*	Electrolux AB, Class B	47,939	291,977
	Electrolux Professional AB, Class B	61,030	414,681
	Elekta AB, Class B	94,463	465,808
*	Embracer Group AB	19,378	200,458
*	Enad Global 7 AB	6,684	8,640
*	Enea AB	5,780	43,582
	Engcon AB	7,932	62,154
	Eolus Vind AB, Class B	4,740	26,124
	Ependion AB	9,101	109,848
	Epiroc AB (EPIA SS), Class A	49,725	1,012,061
	Epiroc AB (EPIB SS), Class B	29,749	533,280
	Essity AB (ESSITYA SS), Class A	2,308	56,919
	Essity AB (ESSITYB SS), Class B	46,339	1,142,604
Ω	Evolution AB	8,751	778,498
	Ework Group AB	2,805	30,351
#	Fabege AB	31,655	265,122
	Fagerhult Group AB	15,139	58,466
*	Fastighets AB Balder, Class B	51,845	350,062
*	Fastighets AB Trianon	11,978	23,067
*	Fastighetsbolaget Emilshus AB, Class B	1,004	5,143
	FastPartner AB (FPARA SS), Class A	12,373	63,139
	FastPartner AB (FPARD SS), Class D	1,512	11,805
	Fenix Outdoor International AG	1,057	54,092
	G5 Entertainment AB	1,825	19,658
	Getinge AB, Class B	39,005	769,891
	Granges AB	39,772	533,308
*Ω	Green Landscaping Group AB	5,224	29,920
#	H & M Hennes & Mauritz AB, Class B	41,894	564,381
	Hanza AB	10,233	116,492
	Heba Fastighets AB, Class B	12,948	40,866
	Hemnet Group AB	23,233	669,075
	Hexagon AB, Class B	78,641	864,114
*	Hexatronic Group AB	29,315	62,264
	Hexpol AB	64,992	559,645
*	HMS Networks AB	8,580	360,529
Ω	Hoist Finance AB	14,551	143,368

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Holmen AB (HOLMB SS), Class B	13,019	$483,872
	Hufvudstaden AB, Class A	16,447	199,019
	Humana AB	15,563	58,825
	Husqvarna AB (HUSQA SS), Class A	4,692	25,377
	Husqvarna AB (HUSQB SS), Class B	62,160	336,665
	Indutrade AB	24,134	586,080
	Instalco AB	60,436	158,250
*	International Petroleum Corp. (IPCO CN)	1,551	25,857
#*	International Petroleum Corp. (IPCO SS)	36,209	606,420
	INVISIO AB	8,043	260,602
	Inwido AB	26,224	487,584
*	ITAB Shop Concept AB	21,477	38,043
	JM AB	21,357	306,046
*	John Mattson Fastighetsforetagen AB	4,685	29,387
*	Karnov Group AB	17,865	211,717
#*	K-fast Holding AB	34,295	57,785
*	Klarabo Sverige AB, Class B	17,016	26,597
	KNOW IT AB	8,020	95,791
	Lagercrantz Group AB, Class B	47,909	1,112,310
	Lifco AB, Class B	12,938	460,866
	Lime Technologies AB	3,930	152,712
	Lindab International AB	26,860	564,559
	Loomis AB	26,003	1,028,140
*	Medcap AB	3,268	217,270
	Medicover AB, Class B	18,367	514,524
	MEKO AB	14,855	129,913
	Micro Systemation AB, Class B	5,052	29,039
	MIPS AB	2,885	122,270
*	Modern Times Group MTG AB, Class B	28,759	295,659
	Momentum Group AB	10,010	158,632
Ω	Munters Group AB	25,014	352,029
	Mycronic AB	37,038	803,683
*	NCAB Group AB	32,917	177,883
	NCC AB, Class B	29,665	561,715
	Nederman Holding AB	2,314	40,143
		Shares	Value»
SWEDEN — (Continued)
*	Net Insight AB, Class B	74,509	$30,800
	New Wave Group AB, Class B	46,314	554,655
	Nibe Industrier AB, Class B	32,148	148,344
	Nilorngruppen AB, Class B	2,755	15,762
	Nivika Fastigheter AB, Class B	8,076	35,917
*	Nobia AB	115,904	53,438
	Nolato AB, Class B	69,620	411,833
	Nordnet AB publ	25,003	675,233
*	Norion Bank AB	21,791	139,235
	Note AB	5,347	104,493
#	NP3 Fastigheter AB	8,033	212,462
	Nyfosa AB	37,089	321,536
	OEM International AB, Class B	17,660	243,337
#*	Orron Energy AB	75,740	39,026
*	Ovzon AB	22,398	95,309
	Pandox AB	27,343	486,658
	Peab AB, Class B	64,301	483,580
	Platzer Fastigheter Holding AB, Class B	15,074	107,416
	Prevas AB, Class B	3,290	24,856
*	Pricer AB, Class B	61,892	28,590
	Proact IT Group AB	13,302	132,407
	Ratos AB, Class B	68,029	240,828
	RaySearch Laboratories AB	10,869	372,514
	Rejlers AB	4,668	94,867
*	Rottneros AB	65,734	20,166
	Rvrc Holding AB	22,271	101,020
	Saab AB, Class B	5,220	283,937
	Sagax AB (SAGAB SS), Class B	14,443	305,695
	Samhallsbyggnadsbolaget i Norden AB	135,430	67,903
	Sandvik AB	65,394	1,595,591
	Scandi Standard AB	21,297	205,790
Ω	Scandic Hotels Group AB	70,844	587,464
*	Sdiptech AB, Class B	8,724	175,368
	Sectra AB, Class B	27,667	1,025,781
	Securitas AB, Class B	66,906	992,974
*	Sedana Medical AB	19,405	31,395
*	Sensys Gatso Group AB	4,148	17,673
*Ω	Sinch AB	232,254	797,317
	SinterCast AB	992	11,591
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	109,777	1,920,277

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,726	$30,591
	Skanska AB, Class B	45,055	1,050,975
	SKF AB (SKFA SS), Class A	3,007	70,749
	SKF AB (SKFB SS), Class B	54,642	1,272,745
	SkiStar AB	15,716	247,927
	Solid Forsakring AB	5,351	40,558
	SSAB AB (SSABA SS), Class A	40,568	233,941
	SSAB AB (SSABAH FH), Class A	2,266	13,041
	SSAB AB (SSABB SS), Class B	113,319	640,442
	SSAB AB (SSABBH FH), Class B	12,844	72,436
*	Stendorren Fastigheter AB	3,083	64,476
*	Stillfront Group AB	84,174	43,625
	Storskogen Group AB, Class B	489,739	568,405
	Svedbergs Group AB	9,684	55,598
	Svenska Cellulosa AB SCA (SCAA SS), Class A	3,121	39,242
	Svenska Cellulosa AB SCA (SCAB SS), Class B	78,467	984,066
	Svenska Handelsbanken AB (SHBA SS), Class A	74,650	909,564
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,473	28,783
	Sweco AB, Class B	32,753	516,663
	Swedbank AB, Class A	63,812	1,699,188
*	Swedish Logistic Property AB, Class B	6,467	26,168
*	Swedish Orphan Biovitrum AB	7,328	201,494
	Synsam AB	29,960	163,444
	Systemair AB	26,063	252,068
	Tele2 AB, Class B	98,298	1,519,213
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	9,881	71,890
		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	330,612	$2,401,427
#	Telia Co. AB	444,781	1,570,838
	TF Bank AB	8,379	115,313
Ω	Thule Group AB	11,321	320,178
	Trelleborg AB, Class B	28,963	1,052,364
	Troax Group AB	12,721	177,730
	Truecaller AB, Class B	54,639	272,937
	VBG Group AB, Class B	6,933	199,198
*	Vestum AB	30,839	30,297
	Vitec Software Group AB, Class B	5,458	211,593
	Vitrolife AB	17,865	262,525
	Volati AB	4,814	53,097
	Volvo AB (VOLVA SS), Class A	26,966	773,116
	Volvo AB (VOLVB SS), Class B	208,445	5,986,496
#*	Volvo Car AB, Class B	57,959	110,842
	Wallenstam AB, Class B	53,598	242,918
	Wihlborgs Fastigheter AB	43,452	427,005
	XANO Industri AB, Class B	1,575	9,837
#*	XSpray Pharma AB	2,239	11,869
TOTAL SWEDEN			81,590,715
SWITZERLAND — (5.2%)
	ABB Ltd.	81,931	5,349,938
	Accelleron Industries AG (ACLN SW)	37,593	3,424,030
	Adecco Group AG	29,769	937,370
#	Alcon AG	71,822	6,288,051
	Allreal Holding AG	6,223	1,407,546
	ALSO Holding AG	1,760	531,571
*	ams-OSRAM AG	8,491	111,920
	APG SGA SA	317	88,456
	Arbonia AG	19,716	133,533
*	Aryzta AG	6,739	632,475
	Ascom Holding AG	11,095	56,031
	Autoneum Holding AG	1,032	183,087
	Avolta AG	31,142	1,618,871
	Baloise Holding AG	15,489	3,712,170
	Banque Cantonale de Geneve	767	227,120
	Banque Cantonale Vaudoise	9,755	1,128,890
#	Barry Callebaut AG	517	629,602
	Belimo Holding AG	1,187	1,381,345

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bell Food Group AG	800	$253,283
	Bellevue Group AG	2,041	19,656
	Berner Kantonalbank AG	2,023	632,355
	BKW AG	3,991	891,081
	Bossard Holding AG, Class A	2,300	487,452
	Bucher Industries AG	2,792	1,318,518
	Burckhardt Compression Holding AG	1,117	994,791
	Burkhalter Holding AG	2,319	417,024
	Bystronic AG	443	219,285
	Calida Holding AG	469	8,274
	Carlo Gavazzi Holding AG	167	38,052
	Cembra Money Bank AG	11,681	1,310,961
	Chocoladefabriken Lindt & Spruengli AG	7	1,023,556
*	Cicor Technologies Ltd.	1,175	291,250
	Cie Financiere Richemont SA, Class A	33,209	5,422,239
	Cie Financiere Tradition SA	1,048	303,393
	Clariant AG	43,008	441,389
#	Coltene Holding AG	1,259	80,888
	COSMO Pharmaceuticals NV	1,934	138,737
#	CPH Group AG	347	32,233
	Daetwyler Holding AG	1,783	317,542
	DKSH Holding AG	14,115	976,056
	dormakaba Holding AG	1,088	1,050,273
	DSM-Firmenich AG	14,338	1,377,587
	EFG International AG	45,706	905,924
	Emmi AG	776	706,356
	EMS-Chemie Holding AG	401	315,503
#*	Feintool International Holding AG	1,631	24,620
	Flughafen Zurich AG	8,360	2,356,154
	Forbo Holding AG	272	257,996
	Fundamenta Real Estate AG	4,475	98,019
	Galderma Group AG	4,004	617,089
Ω	Galenica AG	21,300	2,260,561
	Geberit AG	6,209	4,756,705
	Georg Fischer AG	24,956	1,952,274
	Givaudan SA	477	1,994,025
	Glarner Kantonalbank	1,297	33,986
	Helvetia Holding AG	14,537	3,495,879
		Shares	Value»
SWITZERLAND — (Continued)
	Hiag Immobilien Holding AG	977	$129,934
	Holcim AG (HOLN SW)	63,568	5,069,543
	Huber & Suhner AG	6,475	864,580
	Hypothekarbank Lenzburg AG	3	15,054
	Implenia AG	3,093	208,188
	Inficon Holding AG	5,249	631,591
	Interroll Holding AG	159	447,739
	Intershop Holding AG	1,435	265,636
	Investis Holding SA	981	151,623
	Julius Baer Group Ltd.	42,427	2,870,792
	Jungfraubahn Holding AG	1,642	409,674
	Kardex Holding AG	1,086	418,183
*	Komax Holding AG	684	93,625
*	Kudelski SA	13,192	24,338
	Kuehne & Nagel International AG	5,141	1,048,141
	Landis & Gyr Group AG	7,382	602,772
*	LEM Holding SA	71	57,713
	Liechtensteinische Landesbank AG	5,570	595,418
#	Logitech International SA (LOGI US)	14,126	1,312,023
	Logitech International SA (LOGN SW)	1,150	106,636
	Lonza Group AG	7,196	5,015,388
	Luzerner Kantonalbank AG	6,892	621,733
Ω	Medacta Group SA	1,181	214,209
Ω	Medmix AG	7,618	111,344
	Meier Tobler Group AG	1,836	82,185
	Metall Zug AG, Class B	70	85,977
	Mikron Holding AG	3,910	88,072
	Mobilezone Holding AG	11,233	156,692
	Mobimo Holding AG	2,861	1,120,520
*	Molecular Partners AG	3,503	13,236
*Ω	Montana Aerospace AG	7,478	260,458
	Naturenergie Holding AG	1,434	58,342
	Nestle SA	216,077	18,880,174
	Novartis AG (NOVN SW)	88,289	10,054,973
	Novartis AG (NVS US), Sponsored ADR	127,293	14,478,306
	Novavest Real Estate AG	1,587	77,336

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	OC Oerlikon Corp. AG Pfaffikon	48,835	$238,586
#*	Orior AG	2,610	39,310
	Partners Group Holding AG	2,617	3,518,024
	Phoenix Mecano AG	286	161,665
	Plazza AG, Class A	241	118,171
*Ω	PolyPeptide Group AG	3,457	96,154
	PSP Swiss Property AG	10,900	1,849,341
	Rieter Holding AG	769	58,639
	Roche Holding AG (RO SW)	2,458	816,880
	Roche Holding AG (ROG SW)	52,911	16,512,096
	Romande Energie Holding SA	2,262	115,630
	Sandoz Group AG (SDZ SW)	112,680	6,444,033
	Sandoz Group AG (SDZNY US), ADR	11,882	677,393
*	Santhera Pharmaceuticals Holding AG	2,341	42,638
	Schindler Holding AG	1,827	640,782
	Schweiter Technologies AG	201	92,777
#	Schweizerische Nationalbank	18	70,163
	SFS Group AG	6,263	809,342
	SGS SA	31,976	3,249,189
	Siegfried Holding AG	15,790	1,765,420
#	SIG Group AG	102,053	1,651,092
	Sika AG	14,671	3,462,055
	SKAN Group AG	913	83,730
	Softwareone Holding AG	15,625	127,522
	Sonova Holding AG	8,829	2,403,324
	St. Galler Kantonalbank AG	1,088	663,856
	Stadler Rail AG	11,676	308,558
	Straumann Holding AG	6,598	803,899
	Sulzer AG	7,639	1,469,827
	Swatch Group AG (UHR SW)	3,919	693,103
	Swatch Group AG (UHRN SW)	10,395	378,620
	Swiss Life Holding AG	4,659	4,825,781
	Swiss Prime Site AG	28,809	3,984,535
	Swiss Re AG	47,666	8,532,279
	Swisscom AG	4,986	3,464,444
	Swissquote Group Holding SA	4,529	3,009,274
	Tecan Group AG	616	121,963
		Shares	Value»
SWITZERLAND — (Continued)
	Temenos AG	15,937	$1,425,479
	Thurgauer Kantonalbank	389	74,109
	TX Group AG	1,242	337,670
*	u-blox Holding AG	2,217	276,066
#*	UBS Group AG (UBS US)	7,117	265,662
	UBS Group AG (UBSG SW)	204,461	7,598,590
	Valiant Holding AG	6,005	945,173
#	Varia U.S. Properties AG	573	14,143
Ω	VAT Group AG	1,893	662,907
	Vaudoise Assurances Holding SA	194	149,728
	Vetropack Holding AG	4,154	153,222
	Vontobel Holding AG	11,746	856,447
	VP Bank AG, Class A	1,150	109,809
	VZ Holding AG	5,041	1,066,923
	V-ZUG Holding AG	602	38,588
	Walliser Kantonalbank	162	25,132
	Warteck Invest AG	42	102,657
#	Ypsomed Holding AG	570	272,721
	Zehnder Group AG	2,900	255,508
*	Zueblin Immobilien Holding AG	454	31,477
	Zug Estates Holding AG, Class B	76	200,287
	Zuger Kantonalbank	33	347,428
	Zurich Insurance Group AG	10,056	6,859,260
TOTAL SWITZERLAND			227,674,201
TAIWAN — (6.2%)
	91APP, Inc.	18,000	49,260
	Aaeon Technology, Inc.	5,248	21,135
	Abico Avy Co. Ltd.	46,062	52,338
#	Ability Enterprise Co. Ltd.	104,988	208,633
	Ability Opto-Electronics Technology Co. Ltd.	7,083	27,430
	AcBel Polytech, Inc.	215,786	198,215
	Accton Technology Corp.	73,000	2,155,996
	Acer E-Enabling Service Business, Inc.	6,000	46,783
	Acer, Inc.	654,000	698,708
*	ACES Electronic Co. Ltd.	39,719	75,414
*	Acon Holding, Inc.	79,041	21,261
	Acter Group Corp. Ltd.	51,470	839,198

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Action Electronics Co. Ltd.	63,000	$26,708
	Actron Technology Corp.	14,000	60,935
	ADATA Technology Co. Ltd.	103,976	315,298
	Addcn Technology Co. Ltd.	13,106	77,111
*	Adimmune Corp.	75,000	42,929
	Advanced Ceramic X Corp.	12,000	47,632
	Advanced Energy Solution Holding Co. Ltd.	10,000	412,150
	Advanced International Multitech Co. Ltd.	60,000	128,859
*	Advanced Optoelectronic Technology, Inc.	31,000	14,429
	Advanced Power Electronics Corp.	29,000	77,858
	Advanced Wireless Semiconductor Co.	41,000	129,933
#	Advancetek Enterprise Co. Ltd.	96,571	225,342
	Advantech Co. Ltd.	23,757	264,269
#	Aero Win Technology Corp.	22,000	36,419
	Aerospace Industrial Development Corp.	150,000	219,075
	AGV Products Corp.	191,875	67,658
	AIC, Inc.	7,000	74,470
	Air Asia Co. Ltd.	10,000	12,824
	Airoha Technology Corp.	6,000	110,659
	Airtac International Group	41,122	1,169,572
	Alchip Technologies Ltd.	4,000	511,348
#	Alexander Marine Co. Ltd.	9,108	61,240
	Allied Circuit Co. Ltd.	14,019	59,386
	Allied Supreme Corp.	10,000	86,405
#	Allis Electric Co. Ltd.	41,768	141,954
	Alltek Technology Corp.	49,040	58,752
#	Alltop Technology Co. Ltd.	16,000	124,884
	Alpha Networks, Inc.	78,072	68,890
#	Altek Corp.	130,445	174,820
	Amazing Microelectronic Corp.	21,965	46,757
#	Ambassador Hotel	109,000	152,072
	AMPACS Corp.	20,000	20,674
	Ampire Co. Ltd.	28,000	25,372
		Shares	Value»
TAIWAN — (Continued)
	Ample Electronic Technology Co. Ltd.	7,000	$32,403
	AMPOC Far-East Co. Ltd.	22,000	69,331
#	AmTRAN Technology Co. Ltd.	254,906	112,389
*	Amulaire Thermal Technology, Inc.	11,000	8,972
	Anji Technology Co. Ltd.	22,000	23,598
	Anpec Electronics Corp.	18,799	105,864
	Aopen, Inc.	11,000	16,449
	Apac Opto Electronics, Inc.	20,000	55,784
	Apacer Technology, Inc.	35,750	68,951
	APAQ Technology Co. Ltd.	10,000	34,675
	Apex Biotechnology Corp.	32,000	30,737
#*	Apex International Co. Ltd.	61,162	49,047
	Apex Science & Engineering	72,828	29,390
	Arcadyan Technology Corp.	43,540	321,758
	Ardentec Corp.	200,990	505,081
	ARES International Corp.	9,000	16,085
	Argosy Research, Inc.	23,714	131,398
	Arizon RFID Technology Cayman Co. Ltd.	7,000	35,543
	ASE Technology Holding Co. Ltd.	220,931	1,071,379
	Asia Cement Corp.	513,000	693,457
	Asia Optical Co., Inc.	63,000	271,910
	Asia Polymer Corp.	134,319	55,711
	Asia Tech Image, Inc.	12,000	30,907
	Asia Vital Components Co. Ltd.	39,814	1,210,121
	ASIX Electronics Corp.	12,000	32,694
	ASMedia Technology, Inc.	4,260	268,025
	ASolid Technology Co. Ltd.	10,000	17,214
	ASPEED Technology, Inc.	6,500	984,365
	ASROCK, Inc.	15,000	132,064
	Asustek Computer, Inc.	66,000	1,448,793

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ATE Energy International Co. Ltd.	20,000	$18,697
	Aten International Co. Ltd.	33,000	64,541
	Auden Techno Corp.	13,000	39,153
	Audix Corp.	34,000	68,067
	AUO Corp. (2409 TT)	1,348,000	537,409
	AURAS Technology Co. Ltd.	5,000	111,384
	Aurora Corp.	14,100	26,934
	Avalue Technology, Inc.	20,000	64,083
	Avermedia Technologies	21,000	28,303
	Axiomtek Co. Ltd.	20,993	59,068
	Azurewave Technologies, Inc.	11,000	21,461
	Bafang Yunji International Co. Ltd.	14,000	86,153
	Bank of Kaohsiung Co. Ltd.	351,560	137,466
	Basso Industry Corp.	40,000	51,317
#	BenQ Materials Corp.	59,000	44,300
	BES Engineering Corp.	618,000	228,817
	Billion Electric Co. Ltd.	10,000	9,534
	Bin Chuan Enterprise Co. Ltd.	22,000	35,125
	B'in Live Co. Ltd.	10,093	29,872
	Bionet Corp.	6,425	15,097
	Bionime Corp.	11,000	27,051
*	Biostar Microtech International Corp.	38,000	22,432
	Bioteque Corp.	15,000	55,029
	Bizlink Holding, Inc.	43,424	1,306,049
	Bon Fame Co. Ltd.	12,000	24,375
	Bonny Worldwide Ltd.	3,000	15,009
	Bora Pharmaceuticals Co. Ltd.	6,494	176,975
	Brave C&H Supply Co. Ltd.	11,000	31,124
	Bright Led Electronics Corp.	41,000	22,668
	Brightek Optoelectronic Co. Ltd.	11,000	17,357
	Brighten Optix Corp.	2,248	14,532
	Brighton-Best International Taiwan, Inc.	109,423	127,642
	Brillian Network & Automation Integrated System Co. Ltd.	5,431	46,628
		Shares	Value»
TAIWAN — (Continued)
	Brogent Technologies, Inc.	4,000	$12,007
	C Sun Manufacturing Ltd.	12,939	62,112
*	Calin Technology Co. Ltd.	21,000	19,379
*	Caliway Biopharmaceuticals Co. Ltd.	20,000	82,715
*	Cameo Communications, Inc.	90,763	27,179
	Capital Futures Corp.	53,629	87,055
#	Capital Securities Corp.	787,680	532,627
*	Career Technology MFG. Co. Ltd.	147,796	70,215
	Castles Technology Co. Ltd.	18,742	44,048
	Caswell, Inc.	10,000	27,801
	Catcher Technology Co. Ltd.	161,000	1,137,002
	Cathay Consolidated, Inc.	5,000	13,924
	Cathay Financial Holding Co. Ltd.	636,286	1,289,647
	Cathay Real Estate Development Co. Ltd.	213,000	132,461
*	CCP Contact Probes Co. Ltd.	36,074	36,855
*	Celxpert Energy Corp.	34,390	39,566
	Cenra, Inc.	47,500	53,443
#	Center Laboratories, Inc.	168,084	209,144
	Central Reinsurance Co. Ltd.	126,880	98,095
	Century Iron & Steel Industrial Co. Ltd.	46,000	287,150
	Chailease Holding Co. Ltd.	248,754	960,353
	Chain Chon Industrial Co. Ltd.	51,548	17,937
*	ChainQui Construction Development Co. Ltd.	27,000	11,817
	Chaintech Technology Corp.	13,000	14,964
*	Champion Building Materials Co. Ltd.	106,200	35,350
	Champion Microelectronic Corp.	11,000	21,064

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chang Hwa Commercial Bank Ltd.	948,224	$585,688
	Chang Wah Electromaterials, Inc.	116,000	150,281
	Chang Wah Technology Co. Ltd.	112,000	114,254
	Channel Well Technology Co. Ltd.	60,000	178,048
	Chant Sincere Co. Ltd.	12,000	16,912
	Charoen Pokphand Enterprise	65,000	252,135
	CHC Healthcare Group	46,000	70,568
	CHC Resources Corp.	33,000	80,345
	Chen Full International Co. Ltd.	38,000	51,362
	Chenbro Micom Co. Ltd.	10,000	169,503
	Cheng Loong Corp.	271,000	165,213
*	Cheng Mei Materials Technology Corp.	126,408	58,535
	Cheng Shin Rubber Industry Co. Ltd.	463,000	619,348
#	Cheng Uei Precision Industry Co. Ltd.	139,000	262,374
#	Chenming Electronic Technology Corp.	32,000	125,349
	Chia Chang Co. Ltd.	40,000	49,518
	Chia Hsin Cement Corp.	219,300	102,879
	Chicony Electronics Co. Ltd.	257,773	1,124,005
	Chicony Power Technology Co. Ltd.	54,481	204,717
	Chief Telecom, Inc.	7,600	110,816
	Chien Kuo Construction Co. Ltd.	35,360	30,216
	Chien Shing Harbour Service Co. Ltd.	9,000	13,917
#	China Airlines Ltd.	1,491,000	1,021,689
	China Bills Finance Corp.	341,000	172,865
	China Ecotek Corp.	6,000	11,165
	China Electric Manufacturing Corp.	91,530	38,610
#	China General Plastics Corp.	116,626	46,408
	China Glaze Co. Ltd.	48,000	25,966
		Shares	Value»
TAIWAN — (Continued)
*	China Man-Made Fiber Corp.	412,861	$87,623
#	China Metal Products	121,000	100,595
#	China Motor Corp.	85,200	157,144
#*	China Petrochemical Development Corp.	1,047,069	260,295
	China Steel Chemical Corp.	43,000	124,915
#	China Steel Corp.	1,343,000	872,147
	China Steel Structure Co. Ltd.	25,000	35,682
	China Wire & Cable Co. Ltd.	31,000	39,291
	Chinese Maritime Transport Ltd.	33,000	53,165
	Ching Feng Home Fashions Co. Ltd.	60,478	40,977
	Chin-Poon Industrial Co. Ltd.	114,000	133,566
	Chipbond Technology Corp.	205,000	383,243
#	ChipMOS Technologies, Inc. (8150 TT)	182,133	157,594
	Chlitina Holding Ltd.	14,422	49,127
	Chong Hong Construction Co. Ltd.	64,100	175,139
	Chroma ATE, Inc.	43,000	615,729
	Chun Yuan Steel Industry Co. Ltd.	185,000	122,536
*	Chung Hung Steel Corp.	197,000	101,238
	Chung Hwa Chemical Industrial Works Ltd.	21,000	22,987
	Chung Hwa Food Industrial Co. Ltd.	5,500	16,518
#*	Chung Hwa Pulp Corp.	171,228	69,880
	Chung-Hsin Electric & Machinery Manufacturing Corp.	124,000	679,573
	Chunghwa Precision Test Tech Co. Ltd.	4,000	113,021
	Chunghwa Telecom Co. Ltd. (2412 TT)	197,000	851,292
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	3,400	147,560
	Chyang Sheng Texing Co. Ltd.	19,000	12,652
	Cleanaway Co. Ltd. (8422 TT)	20,000	129,125
	Clevo Co.	193,000	285,449

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	CMC Magnetics Corp.	450,929	$118,832
	C-Media Electronics, Inc.	8,000	10,447
	Collins Co. Ltd.	42,000	21,326
	Compal Electronics, Inc.	1,172,000	1,146,922
#	Compeq Manufacturing Co. Ltd.	442,000	960,652
	Complex Micro Interconnection Co. Ltd.	17,000	22,976
	Compucase Enterprise	24,000	91,762
	Concord International Securities Co. Ltd.	54,257	21,707
	Concord Securities Co. Ltd.	238,795	93,581
#	Continental Holdings Corp.	179,000	131,816
	Contrel Technology Co. Ltd.	49,000	61,013
	Coremax Corp.	31,409	57,377
#	Coretronic Corp.	130,000	351,961
	Co-Tech Development Corp.	90,552	355,560
#	Creative Sensor, Inc.	28,800	53,620
	Crowell Development Corp.	19,950	17,833
*	CSBC Corp. Taiwan	168,000	90,592
	CTBC Financial Holding Co. Ltd.	1,968,563	2,704,996
	CTCI Corp.	179,000	174,523
	CTI Traffic Industries Co. Ltd.	7,200	23,694
	CviLux Corp.	28,360	39,998
	Cyberlink Corp.	14,000	43,698
	CyberPower Systems, Inc.	17,850	138,104
*	CyberTAN Technology, Inc.	102,000	89,148
	DA CIN Construction Co. Ltd.	88,800	177,299
	Dafeng TV Ltd.	12,000	20,382
	Dah San Electric Wire & Cable Co. Ltd.	11,325	19,755
#	Da-Li Development Co. Ltd.	111,295	168,841
	Darfon Electronics Corp.	95,000	111,000
#	Darwin Precisions Corp.	169,000	60,704
	Data Image Corp.	7,000	11,464
	Daxin Materials Corp.	9,900	84,021
	De Licacy Industrial Co. Ltd.	84,811	37,603
		Shares	Value»
TAIWAN — (Continued)
	Delpha Construction Co. Ltd.	80,000	$76,100
	Delta Electronics, Inc.	76,365	1,438,571
#	Depo Auto Parts Ind Co. Ltd.	49,000	280,326
	DFI, Inc.	8,000	19,015
	Dimerco Data System Corp.	12,704	51,848
	Dimerco Express Corp.	40,614	102,903
	DingZing Advanced Materials, Inc.	5,000	16,675
	D-Link Corp.	202,096	110,856
*	Donpon Precision, Inc.	24,000	22,866
	Drewloong Precision, Inc.	5,128	27,804
	Dyaco International, Inc.	44,433	31,598
	Dynamic Holding Co. Ltd.	73,086	191,191
	Dynamic Medical Technologies, Inc.	4,400	10,750
#	Dynapack International Technology Corp.	48,000	367,383
	E Ink Holdings, Inc.	83,000	565,165
	E.Sun Financial Holding Co. Ltd.	1,796,127	1,920,946
	Eastech Holding Ltd.	9,000	27,227
*	Eastern Media International Corp.	83,913	43,235
*	Eclat Textile Co. Ltd.	52,583	703,368
	eCloudvalley Digital Technology Co. Ltd.	11,000	29,349
	ECOVE Environment Corp.	10,000	97,745
*	Edimax Technology Co. Ltd.	97,000	56,738
#	Edison Opto Corp.	23,136	13,431
*	Edom Technology Co. Ltd.	72,013	60,792
	eGalax_eMPIA Technology, Inc.	19,695	23,551
#*	Egis Technology, Inc.	12,000	53,363
*	EirGenix, Inc.	6,000	12,773
	Elan Microelectronics Corp.	73,900	305,311
	E-Lead Electronic Co. Ltd.	17,429	22,055
	E-LIFE MALL Corp.	23,000	54,905
#	Elite Advanced Laser Corp.	18,768	120,194
	Elite Material Co. Ltd.	45,000	1,649,547

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	$142,951
	Elitegroup Computer Systems Co. Ltd.	105,435	61,112
	eMemory Technology, Inc.	13,000	880,029
	Emerging Display Technologies Corp.	46,000	34,202
	Ennoconn Corp.	30,840	313,530
	Ennostar, Inc.	181,450	212,305
	EnTie Commercial Bank Co. Ltd.	251,000	111,312
	Episil-Precision, Inc.	34,000	36,807
	Eris Technology Corp.	3,000	12,504
	Eson Precision Ind Co. Ltd.	30,000	64,856
	Eternal Materials Co. Ltd.	243,527	225,676
	Eurocharm Holdings Co. Ltd.	8,000	35,997
	Eva Airways Corp.	947,922	1,195,235
	Ever Supreme Bio Technology Co. Ltd.	6,599	33,524
*	Everest Textile Co. Ltd.	164,535	34,863
	Evergreen Aviation Technologies Corp.	26,000	101,527
	Evergreen International Storage & Transport Corp.	215,000	246,126
#	Evergreen Marine Corp. Taiwan Ltd.	172,872	1,140,767
	EVERGREEN Steel Corp.	50,000	134,604
#	Everlight Chemical Industrial Corp.	152,405	82,755
#	Everlight Electronics Co. Ltd.	150,000	346,334
	Evertop Wire Cable Corp.	47,000	52,503
	Excel Cell Electronic Co. Ltd.	19,000	11,094
	Excellence Opto, Inc.	31,000	21,747
#	Excelsior Medical Co. Ltd.	46,375	129,931
	Far Eastern Department Stores Ltd.	328,000	232,233
	Far Eastern International Bank	818,032	366,923
	Far Eastern New Century Corp.	803,100	769,726
		Shares	Value»
TAIWAN — (Continued)
	Far EasTone Telecommunications Co. Ltd.	290,061	$791,112
	Faraday Technology Corp.	56,853	286,740
	Farglory F T Z Investment Holding Co. Ltd.	29,134	43,607
#	Farglory Land Development Co. Ltd.	97,000	200,418
	FDC International Hotels Corp.	7,000	11,638
	Feature Integration Technology, Inc.	8,000	18,827
*	Federal Corp.	103,926	72,557
	Feedback Technology Corp.	8,316	27,953
	Feng Hsin Steel Co. Ltd.	165,000	372,839
	Feng TAY Enterprise Co. Ltd.	128,312	507,427
	FIC Global, Inc.	12,000	13,986
	FineTek Co. Ltd.	4,080	17,375
	Firich Enterprises Co. Ltd.	59,000	49,705
*	First Copper Technology Co. Ltd.	27,000	29,518
	First Financial Holding Co. Ltd.	1,539,854	1,521,120
#	First Hi-Tec Enterprise Co. Ltd.	14,554	128,145
	First Hotel	71,000	31,903
	First Insurance Co. Ltd.	96,000	78,968
*	First Steamship Co. Ltd.	280,468	54,516
	FIT Holding Co. Ltd.	52,000	82,289
	Fitipower Integrated Technology, Inc.	26,000	156,033
*	FLEXium Interconnect, Inc.	94,112	205,198
#	Flytech Technology Co. Ltd.	31,297	117,382
	FocalTech Systems Co. Ltd.	46,000	96,713
	Forcecon Tech Co. Ltd.	14,595	55,156
*	Forest Water Environment Engineering Co. Ltd.	18,576	19,888
	Formosa Advanced Technologies Co. Ltd.	62,000	55,431

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Formosa Chemicals & Fibre Corp.	720,000	$691,463
	Formosa International Hotels Corp.	20,672	131,649
	Formosa Laboratories, Inc.	40,544	90,109
	Formosa Oilseed Processing Co. Ltd.	14,700	14,671
	Formosa Optical Technology Co. Ltd.	10,000	43,542
	Formosa Petrochemical Corp.	105,000	153,428
#	Formosa Plastics Corp.	753,000	1,071,137
#	Formosa Sumco Technology Corp.	23,000	67,894
	Formosa Taffeta Co. Ltd.	258,000	141,140
	Formosan Rubber Group, Inc.	96,399	80,121
	Formosan Union Chemical Corp.	127,945	75,482
#	Fortune Electric Co. Ltd.	27,830	612,510
	Founding Construction & Development Co. Ltd.	72,000	39,958
	Foxconn Technology Co. Ltd.	221,535	476,351
	Foxsemicon Integrated Technology, Inc.	36,357	368,125
	Franbo Lines Corp.	92,000	56,965
	Froch Enterprise Co. Ltd.	89,000	43,264
#	FSP Technology, Inc.	45,000	82,980
	Fu Chun Shin Machinery Manufacture Co. Ltd.	21,000	10,851
#	Fu Hua Innovation Co. Ltd.	69,948	77,803
	Fubon Financial Holding Co. Ltd.	662,568	1,818,530
	Fulgent Sun International Holding Co. Ltd.	45,143	154,167
	Fullerton Technology Co. Ltd.	51,000	38,442
*	Fulltech Fiber Glass Corp.	146,331	264,109
	Fusheng Precision Co. Ltd.	37,000	346,332
		Shares	Value»
TAIWAN — (Continued)
	Fwusow Industry Co. Ltd.	60,471	$29,303
	G Shank Enterprise Co. Ltd.	51,888	138,314
#	Gamania Digital Entertainment Co. Ltd.	54,000	115,443
*	GCS Holdings, Inc.	18,000	98,443
	GEM Services, Inc.	25,210	57,018
#	Gemtek Technology Corp.	153,000	122,223
*	General Interface Solution GIS Holding Ltd.	70,000	106,986
	General Plastic Industrial Co. Ltd.	20,480	20,717
	Generalplus Technology, Inc.	19,000	24,638
	Genesys Logic, Inc.	21,000	92,215
	Genius Electronic Optical Co. Ltd.	35,616	512,935
	Genovate Biotechnology Co. Ltd.	13,390	8,153
	GeoVision, Inc.	20,449	33,171
	Getac Holdings Corp.	163,000	639,268
	GFC Ltd.	15,000	55,699
	Giant Manufacturing Co. Ltd.	87,994	337,032
	Giantplus Technology Co. Ltd.	91,000	40,700
	Gigabyte Technology Co. Ltd.	132,000	1,197,590
*	Gigasolar Materials Corp.	16,790	40,589
*	Gigastorage Corp.	129,000	52,702
	Global Brands Manufacture Ltd.	111,320	426,005
	Global Lighting Technologies, Inc.	23,000	30,738
	Global Mixed Mode Technology, Inc.	21,000	151,617
	Global PMX Co. Ltd.	13,000	50,646
	Global Unichip Corp.	13,000	520,615
	Globalwafers Co. Ltd.	41,000	465,391
	Globe Union Industrial Corp.	110,048	36,465
	Gloria Material Technology Corp.	165,680	205,092
	Gold Circuit Electronics Ltd.	99,000	1,226,255
	Goldsun Building Materials Co. Ltd.	284,338	350,814
	Good Will Instrument Co. Ltd.	25,000	37,759
	Gordon Auto Body Parts	24,000	22,181

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Gourmet Master Co. Ltd.	31,237	$83,745
	Grand Fortune Securities Co. Ltd.	82,159	30,423
#*	Grand Pacific Petrochemical	451,478	156,941
	Grand Process Technology Corp.	2,000	99,578
	GrandTech CG Systems, Inc.	22,775	39,150
	Grape King Bio Ltd.	30,000	129,655
	Great China Metal Industry	77,000	55,267
	Great Taipei Gas Co. Ltd.	75,000	75,617
	Great Tree Pharmacy Co. Ltd.	22,014	112,239
	Great Wall Enterprise Co. Ltd.	220,571	449,767
	Greatek Electronics, Inc.	148,000	303,989
	Green World FinTech Service Co. Ltd.	28,000	56,531
	Group Up Industrial Co. Ltd.	10,000	71,043
	GTM Holdings Corp.	52,000	53,638
	Gudeng Precision Industrial Co. Ltd.	11,393	114,402
	Hannstar Board Corp.	117,393	285,021
#*	HannStar Display Corp.	842,000	200,783
*	HannsTouch Holdings Co.	188,079	37,533
	Hanpin Electron Co. Ltd.	14,000	21,584
	Harvatek Corp.	62,000	35,705
	Heran Co. Ltd.	9,000	22,427
	Hey Song Corp.	106,000	141,422
	Hi-Clearance, Inc.	8,000	37,180
	Highlight Tech Corp.	19,096	27,642
	Highwealth Construction Corp.	252,329	344,782
	Hi-Lai Foods Co. Ltd.	6,000	30,493
	HIM International Music, Inc.	11,900	38,881
*	Hitron Technology, Inc.	38,559	28,773
#	Hiwin Technologies Corp.	41,949	294,480
	Hiyes International Co. Ltd.	10,379	30,222
	Ho Tung Chemical Corp.	300,125	78,159
	Hocheng Corp.	105,780	57,964
	Holdings-Key Electric Wire & Cable Co. Ltd.	39,000	65,304
		Shares	Value»
TAIWAN — (Continued)
	Holiday Entertainment Co. Ltd.	15,300	$36,565
	Holy Stone Enterprise Co. Ltd.	49,425	132,034
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	746,624	4,390,507
	Hong Pu Real Estate Development Co. Ltd.	97,000	88,382
	Hong TAI Electric Industrial	66,000	80,599
	Horizon Securities Co. Ltd.	119,780	42,970
#	Hota Industrial Manufacturing Co. Ltd.	70,263	127,785
#	Hotai Finance Co. Ltd.	74,490	159,859
	Hotai Motor Co. Ltd.	49,180	904,697
	Hsin Kuang Steel Co. Ltd.	74,000	100,220
	Hsin Yung Chien Co. Ltd.	12,390	36,498
	Hsing TA Cement Co.	70,000	38,206
*	HTC Corp.	191,000	256,464
	Hu Lane Associate, Inc.	23,293	103,660
#	HUA ENG Wire & Cable Co. Ltd.	132,000	116,136
	Hua Nan Financial Holdings Co. Ltd.	1,146,405	1,098,474
#	Hua Yu Lien Development Co. Ltd.	33,837	81,695
	Huaku Development Co. Ltd.	102,165	324,996
	Huang Hsiang Construction Corp.	34,934	45,560
	Hung Ching Development & Construction Co. Ltd.	54,000	48,325
	Hung Sheng Construction Ltd.	114,664	88,149
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	36,394
	Hwacom Systems, Inc.	35,000	25,781
#	Hwang Chang General Contractor Co. Ltd.	39,131	95,935
	Ibase Technology, Inc.	34,000	60,932
#	IBF Financial Holdings Co. Ltd.	1,282,286	622,544

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ICARES Medicus, Inc.	2,400	$9,116
#	Ichia Technologies, Inc.	94,000	128,105
	I-Chiun Precision Industry Co. Ltd.	40,426	93,976
*	Ideal Bike Corp.	33,000	7,128
	IEI Integration Corp.	47,340	120,709
*	In Win Development, Inc.	10,000	29,994
	Infortrend Technology, Inc.	88,000	61,701
	Ingentec Corp.	2,100	8,428
	Innodisk Corp.	24,523	185,186
#	Innolux Corp.	1,557,504	597,350
	Inpaq Technology Co. Ltd.	23,945	54,431
	Insyde Software Corp.	13,200	94,972
	Intai Technology Corp.	12,400	42,493
	Integrated Service Technology, Inc.	27,109	109,996
*	IntelliEPI, Inc.	6,000	32,178
	Interactive Digital Technologies, Inc.	5,000	12,114
*	International CSRC Investment Holdings Co.	239,562	97,444
	International Games System Co. Ltd.	47,000	1,228,941
	Inventec Corp.	399,000	589,293
	Iron Force Industrial Co. Ltd.	14,519	40,608
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	41,459
	ITE Technology, Inc.	37,000	162,203
	ITEQ Corp.	86,029	289,018
	Jarllytec Co. Ltd.	21,000	76,209
	Jean Co. Ltd.	53,562	47,179
	Jentech Precision Industrial Co. Ltd.	4,998	237,793
	Jetwell Computer Co. Ltd.	6,000	36,952
	Jia Wei Lifestyle, Inc.	21,464	32,353
	Jih Lin Technology Co. Ltd.	28,000	43,057
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	24,479
	Jinan Acetate Chemical Co. Ltd.	181,070	481,920
	Johnson Health Tech Co. Ltd.	23,000	116,373
	JPC connectivity, Inc.	15,250	69,462
	JPP Holding Co. Ltd.	9,450	60,655
		Shares	Value»
TAIWAN — (Continued)
	JSL Construction & Development Co. Ltd.	39,020	$102,154
	K Laser Technology, Inc.	44,000	24,185
	Kaimei Electronic Corp.	31,120	59,589
	Kaori Heat Treatment Co. Ltd.	9,000	94,318
	Kedge Construction Co. Ltd.	12,067	34,115
	Keding Enterprises Co. Ltd.	3,000	12,099
	KEE TAI Properties Co. Ltd.	116,430	48,950
	Kenda Rubber Industrial Co. Ltd.	200,316	151,370
	Kerry TJ Logistics Co. Ltd.	67,000	75,262
	Keystone Microtech Corp.	6,000	72,108
	KGI Financial Holding Co. Ltd.	2,610,354	1,322,289
	KHGEARS International Ltd.	7,000	37,605
	Kindom Development Co. Ltd.	123,200	205,364
	King Chou Marine Technology Co. Ltd.	36,340	52,106
	King Slide Works Co. Ltd.	8,000	704,397
#	King Yuan Electronics Co. Ltd.	511,000	1,998,863
*	King's Town Bank Co. Ltd.	288,000	519,307
*	King's Town Construction Co. Ltd.	34,000	46,903
	Kinik Co.	18,000	194,316
	Kinko Optical Co. Ltd.	42,365	36,131
	Kinpo Electronics	566,000	337,548
	Kinsus Interconnect Technology Corp.	121,000	411,150
	KMC Kuei Meng International, Inc.	17,300	54,283
	KNH Enterprise Co. Ltd.	76,000	43,204
	KS Terminals, Inc.	32,000	54,486
	Kung Long Batteries Industrial Co. Ltd.	21,000	98,446
*	Kung Sing Engineering Corp.	190,573	71,535
#	Kuo Toong International Co. Ltd.	80,315	135,568

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kuo Yang Construction Co. Ltd.	84,360	$49,534
	Kwong Lung Enterprise Co. Ltd.	34,000	53,848
	L&K Engineering Co. Ltd.	72,762	783,420
	La Kaffa International Co. Ltd.	11,000	27,177
*	LAN FA Textile	93,000	36,703
	Lanner Electronics, Inc.	31,850	84,601
	Largan Precision Co. Ltd. (3008 TT)	9,000	705,898
	Laser Tek Taiwan Co. Ltd.	13,300	20,247
	Laster Tech Co. Ltd.	36,000	28,452
*	Leader Electronics, Inc.	43,000	13,323
	Leadtrend Technology Corp.	12,239	17,280
*	Lealea Enterprise Co. Ltd.	263,560	57,982
	LEE CHI Enterprises Co. Ltd.	56,000	19,694
	Lelon Electronics Corp.	28,000	71,464
	Lemtech Holdings Co. Ltd.	9,656	25,562
	Leo Systems, Inc.	20,000	18,060
*	Leofoo Development Co. Ltd.	19,000	10,720
*	Li Peng Enterprise Co. Ltd.	236,600	47,155
	Lian HWA Food Corp.	24,776	113,896
#	Lien Hwa Industrial Holdings Corp.	229,835	347,499
	Lingsen Precision Industries Ltd.	117,000	57,302
	Lintes Technology Co. Ltd.	6,000	21,996
	Lion Travel Service Co. Ltd.	27,000	131,778
	Lite-On Technology Corp.	270,417	1,069,092
	Liton Technology Corp.	27,000	30,017
*	Long Bon International Co. Ltd.	76,100	39,440
	Long Da Construction & Development Corp.	61,000	56,899
*	Longchen Paper & Packaging Co. Ltd.	245,641	84,259
	Longwell Co.	33,000	117,167
		Shares	Value»
TAIWAN — (Continued)
	Loop Telecommunication International, Inc.	14,000	$22,812
	Lotes Co. Ltd.	17,700	827,650
	Lotus Pharmaceutical Co. Ltd.	35,000	253,483
	Lucky Cement Corp.	35,000	16,447
	Lumax International Corp. Ltd.	24,440	79,194
*	Lung Yen Life Service Corp.	59,000	115,650
	Lungteh Shipbuilding Co. Ltd.	15,750	53,442
	Luxe Green Energy Technology Co. Ltd.	29,344	24,266
#	LuxNet Corp.	16,000	104,592
	M3 Technology, Inc.	9,000	25,491
	Macauto Industrial Co. Ltd.	17,000	33,399
	Macroblock, Inc.	15,000	31,552
*	Macronix International Co. Ltd.	729,798	458,898
#	Makalot Industrial Co. Ltd.	66,702	586,634
	Marketech International Corp.	24,000	163,411
#	Materials Analysis Technology, Inc.	18,151	115,584
	Maxigen Biotech, Inc.	18,000	26,262
#	Mayer Steel Pipe Corp.	76,800	59,132
*	Mechema Chemicals International Corp.	16,000	42,878
	MediaTek, Inc.	81,000	3,668,050
	Mega Financial Holding Co. Ltd.	791,626	1,126,084
	Megaforce Co. Ltd.	26,000	35,980
	Meiloon Industrial Co.	40,600	28,590
	Mercuries & Associates Holding Ltd.	173,609	70,139
	Mercuries Data Systems Ltd.	30,000	28,729
*	Mercuries Life Insurance Co. Ltd.	903,818	158,080
	Merida Industry Co. Ltd.	58,000	224,078
	Merry Electronics Co. Ltd.	65,757	249,386
	METAAGE Corp.	14,000	24,541
*	Microbio Co. Ltd.	118,099	94,490
	Micro-Star International Co. Ltd.	184,000	879,028
	Mildef Crete, Inc.	18,000	66,815

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	MIN AIK Technology Co. Ltd.	37,600	$25,199
*	Mitac Holdings Corp.	403,560	1,021,917
	momo.com, Inc.	15,824	149,043
*	MOSA Industrial Corp.	33,658	16,578
*	Mosel Vitelic, Inc.	21,000	14,532
	Motech Industries, Inc.	82,000	49,206
	MPI Corp.	9,000	312,808
	MSSCORPS Co. Ltd.	15,721	70,878
*	My Humble House Hospitality Management Consulting	19,000	24,202
	Nak Sealing Technologies Corp.	25,000	92,902
	Namchow Holdings Co. Ltd.	55,000	74,299
	Nan Kang Rubber Tire Co. Ltd.	36,000	44,936
	Nan Liu Enterprise Co. Ltd.	7,000	13,715
	Nan Pao Resins Chemical Co. Ltd.	15,000	191,574
*	Nan Ren Lake Leisure Amusement Co. Ltd.	32,000	11,223
	Nan Ya Plastics Corp.	506,000	690,132
#	Nan Ya Printed Circuit Board Corp.	42,000	246,042
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	16,298
	Nantex Industry Co. Ltd.	94,780	76,947
*	Nanya Technology Corp.	259,432	381,929
	National Aerospace Fasteners Corp.	8,000	33,510
	National Petroleum Co. Ltd.	12,000	25,490
	Netronix, Inc.	17,000	65,642
*	New Asia Construction & Development Corp.	60,000	30,116
	New Best Wire Industrial Co. Ltd.	14,400	13,975
	Nextronics Engineering Corp.	7,000	23,278
	Nichidenbo Corp.	52,030	131,459
	Nien Hsing Textile Co. Ltd.	51,245	31,899
	Nien Made Enterprise Co. Ltd.	55,000	785,109
	Niko Semiconductor Co. Ltd.	15,869	22,057
		Shares	Value»
TAIWAN — (Continued)
	Nishoku Technology, Inc.	16,000	$62,175
	North-Star International Co. Ltd.	8,189	11,354
	Nova Technology Corp.	10,000	57,381
	Novatek Microelectronics Corp.	115,000	1,817,423
#	Nuvoton Technology Corp.	38,000	86,776
	O-Bank Co. Ltd.	458,620	138,907
	Ocean Plastics Co. Ltd.	52,000	64,078
	OK Biotech Co. Ltd.	18,857	9,967
	Orient Europharma Co. Ltd.	8,000	13,656
	Orient Semiconductor Electronics Ltd.	146,107	188,336
*	Oriental Union Chemical Corp.	143,000	59,698
	O-TA Precision Industry Co. Ltd.	21,422	37,477
	Pacific Construction Co.	29,000	9,314
	Pacific Hospital Supply Co. Ltd.	16,496	49,112
*	Paiho Shih Holdings Corp.	61,066	40,810
	Pan Asia Chemical Corp.	51,120	16,972
	Pan German Universal Motors Ltd.	7,000	78,045
	Pan Jit International, Inc.	111,700	176,036
	Pan-International Industrial Corp.	165,000	236,392
	Panion & BF Biotech, Inc.	17,000	39,794
	Parade Technologies Ltd.	16,000	304,509
*	Paragon Technologies Co. Ltd.	8,784	4,549
	Parpro Corp.	19,000	34,731
*	PChome Online, Inc.	35,268	38,407
	PCL Technologies, Inc.	27,379	81,494
	P-Duke Technology Co. Ltd.	23,968	66,178
	Pegatron Corp.	393,000	1,046,233
	Pegavision Corp.	11,684	119,521
	PharmaEngine, Inc.	27,000	66,504
*	PharmaEssentia Corp.	9,219	152,198

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Phihong Technology Co. Ltd.	91,000	$66,450
	Phison Electronics Corp.	40,000	702,191
	Phoenix Silicon International Corp.	42,000	177,317
	Phoenix Tours International, Inc.	12,600	23,717
*	Phytohealth Corp.	18,000	7,593
	Pixart Imaging, Inc.	39,000	252,836
	Planet Technology Corp.	14,000	69,445
	Plastron Precision Co. Ltd.	51,126	25,805
	Polytronics Technology Corp.	12,564	18,010
	Posiflex Technology, Inc.	14,000	116,101
#	Pou Chen Corp.	455,000	427,886
	Power Wind Health Industry, Inc.	11,968	57,423
#*	Powerchip Semiconductor Manufacturing Corp.	638,000	317,823
	Powertech Technology, Inc.	289,000	1,207,133
	Poya International Co. Ltd.	22,576	349,372
	President Chain Store Corp.	73,000	625,572
#	President Securities Corp.	501,217	315,892
	Primax Electronics Ltd.	181,000	438,673
	Prince Housing & Development Corp.	320,000	97,346
	Princeton Technology Corp.	41,000	14,009
	Pro Hawk Corp.	6,000	30,415
#	Promate Electronic Co. Ltd.	68,398	136,192
	Prosperity Dielectrics Co. Ltd.	35,086	44,449
	PSS Co. Ltd.	5,000	22,694
	Qisda Corp.	401,000	345,813
	QST International Corp.	33,285	58,231
	Qualipoly Chemical Corp.	21,000	48,892
	Quang Viet Enterprise Co. Ltd.	17,000	40,947
	Quanta Computer, Inc.	72,000	670,619
	Quanta Storage, Inc.	62,000	181,444
*	Quintain Steel Co. Ltd.	68,209	21,983
		Shares	Value»
TAIWAN — (Continued)
	Radiant Opto-Electronics Corp.	159,000	$730,849
	Radium Life Tech Co. Ltd.	262,981	99,006
	Rafael Microelectronics, Inc.	3,821	14,370
	Raydium Semiconductor Corp.	18,000	208,897
	Realtek Semiconductor Corp.	39,000	745,714
	Rechi Precision Co. Ltd.	106,000	84,479
	Rexon Industrial Corp. Ltd.	39,000	39,079
	Rich Development Co. Ltd.	220,530	64,850
*	Right WAY Industrial Co. Ltd.	42,000	16,194
*	Ritek Corp.	221,084	75,127
	Rodex Fasteners Corp.	13,000	14,063
	Ruby Tech Corp.	13,390	17,513
	Ruentex Development Co. Ltd.	325,888	325,310
	Ruentex Engineering & Construction Co.	26,600	164,716
	Ruentex Industries Ltd.	176,904	307,596
	Run Long Construction Co. Ltd.	90,200	93,128
	Sakura Development Co. Ltd.	61,695	134,211
	Sampo Corp.	104,400	86,906
#	San Fang Chemical Industry Co. Ltd.	75,679	86,269
	San Fu Chemical Co. Ltd.	12,000	45,499
	San Lien Technology Corp. Ltd.	6,300	18,398
	San Shing Fastech Corp.	44,000	78,920
	Sanyang Motor Co. Ltd.	153,000	316,511
	Savior Lifetec Corp.	72,074	44,916
	SCI Pharmtech, Inc.	17,901	34,479
	Scientech Corp.	5,000	55,906
	ScinoPharm Taiwan Ltd.	70,000	39,222
	SciVision Biotech, Inc.	7,000	26,919
	SDI Corp.	35,000	85,910

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sea Sonic Electronics Co. Ltd.	14,000	$34,555
	Senao International Co. Ltd.	28,000	28,164
	Senao Networks, Inc.	11,630	62,783
#	Sensortek Technology Corp.	5,000	28,965
	Sercomm Corp.	85,000	283,524
	Sesoda Corp.	79,104	82,633
	Shanghai Commercial & Savings Bank Ltd.	538,903	773,673
	Sharehope Medicine Co. Ltd.	17,681	16,000
	Sheng Yu Steel Co. Ltd.	40,000	31,818
	ShenMao Technology, Inc.	21,000	54,787
	Shieh Yih Machinery Industry Co. Ltd.	28,000	22,175
	Shih Her Technologies, Inc.	19,000	97,785
*	Shih Wei Navigation Co. Ltd.	165,666	85,713
	Shihlin Electric & Engineering Corp.	64,000	378,462
*	Shihlin Paper Corp.	7,000	12,346
	Shin Hsiung Natural Gas Co. Ltd.	14,677	20,577
	Shin Ruenn Development Co. Ltd.	20,950	41,921
	Shin Zu Shing Co. Ltd.	54,673	425,116
*	Shining Building Business Co. Ltd.	156,632	48,801
#	Shinkong Insurance Co. Ltd.	78,000	247,164
	Shinkong Synthetic Fibers Corp.	548,000	235,299
	Shinkong Textile Co. Ltd.	27,000	47,160
	Shiny Chemical Industrial Co. Ltd.	36,432	153,950
	Shuttle, Inc.	77,000	41,319
	Sigurd Microelectronics Corp.	204,226	528,258
	Silergy Corp.	49,000	527,073
#	Silicon Integrated Systems Corp.	87,000	159,684
	Simplo Technology Co. Ltd.	34,600	472,410
	Sinbon Electronics Co. Ltd.	60,064	485,495
	Sincere Navigation Corp.	133,900	98,332
		Shares	Value»
TAIWAN — (Continued)
	Sinher Technology, Inc.	13,000	$10,702
	Sinmag Equipment Corp.	17,420	82,148
	Sino-American Silicon Products, Inc.	197,000	660,450
	Sinon Corp.	180,000	247,906
	SinoPac Financial Holdings Co. Ltd.	1,945,782	1,605,482
	Sinopower Semiconductor, Inc.	7,000	22,103
	Sinphar Pharmaceutical Co. Ltd.	32,767	34,331
	Sinyi Realty, Inc.	80,544	68,309
	Sirtec International Co. Ltd.	42,800	36,075
	Sitronix Technology Corp.	51,000	338,573
	Siward Crystal Technology Co. Ltd.	64,000	46,332
	Soft-World International Corp.	21,000	67,696
	Solar Applied Materials Technology Corp.	117,398	194,202
	Solteam, Inc.	11,849	18,322
	Sonix Technology Co. Ltd.	41,000	43,814
	Southeast Cement Co. Ltd.	63,000	37,832
	Speed Tech Corp.	28,000	38,765
	Sporton International, Inc.	23,330	124,684
	Sports Gear Co. Ltd.	12,000	40,246
	St. Shine Optical Co. Ltd.	14,000	74,565
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	61,314
	Standard Foods Corp.	95,402	101,840
	Stark Technology, Inc.	19,200	104,376
	S-Tech Corp.	60,104	47,319
	Sumeeko Industries Co. Ltd.	8,000	18,500
*	Sun Yad Construction Co. Ltd.	59,432	27,416
	Sunfun Info Co. Ltd.	39,370	57,491
	Sunjuice Holdings Co. Ltd.	5,000	19,633
*	Sunko INK Co. Ltd.	55,250	22,206
	SunMax Biotechnology Co. Ltd.	11,000	154,242

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sunny Friend Environmental Technology Co. Ltd.	23,737	$59,615
	Sunonwealth Electric Machine Industry Co. Ltd.	76,000	286,925
	Sunplus Innovation Technology, Inc.	6,160	24,169
*	Sunplus Technology Co. Ltd.	183,000	115,664
	Sunrex Technology Corp.	34,561	50,242
	Sunspring Metal Corp.	41,351	33,166
	Superalloy Industrial Co. Ltd.	13,000	23,536
	Supreme Electronics Co. Ltd.	182,487	256,806
	Swancor Holding Co. Ltd.	20,000	80,620
	Sweeten Real Estate Development Co. Ltd.	24,719	26,003
	Symtek Automation Asia Co. Ltd.	16,730	84,806
	Syncmold Enterprise Corp.	45,000	102,955
	Synmosa Biopharma Corp.	83,688	103,234
	Synnex Technology International Corp.	300,250	665,407
	Syn-Tech Chem & Pharm Co. Ltd.	8,000	20,677
	Syscom Computer Engineering Co.	18,000	34,072
	Systex Corp.	51,000	185,880
	T3EX Global Holdings Corp.	35,039	82,212
	TA Chen Stainless Pipe	472,820	619,788
	Ta Ya Electric Wire & Cable	132,337	153,425
	Tah Hsin Industrial Corp.	16,011	35,660
	TA-I Technology Co. Ltd.	34,750	48,835
	Tai Tung Communication Co. Ltd.	28,511	18,941
	Taichung Commercial Bank Co. Ltd.	1,428,458	1,061,430
	TaiDoc Technology Corp.	16,471	68,334
#	Taiflex Scientific Co. Ltd.	73,280	110,555
		Shares	Value»
TAIWAN — (Continued)
	Taimide Tech, Inc.	34,450	$71,494
	Tainan Enterprises Co. Ltd.	37,000	33,552
#	Tainan Spinning Co. Ltd.	402,240	172,755
*	Tainergy Tech Co. Ltd.	16,000	5,423
	Tai-Saw Technology Co. Ltd.	27,000	15,869
	Taishin Financial Holding Co. Ltd.	4,263,108	2,326,741
	TaiSol Electronics Co. Ltd.	17,000	29,729
	Taisun Enterprise Co. Ltd.	69,000	43,161
	TAI-TECH Advanced Electronics Co. Ltd.	20,000	63,067
	Taiwan Business Bank	2,081,027	1,118,125
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	40,195
	Taiwan Cogeneration Corp.	139,728	202,529
	Taiwan Cooperative Financial Holding Co. Ltd.	1,434,319	1,217,376
	Taiwan FamilyMart Co. Ltd.	14,000	97,010
	Taiwan Fertilizer Co. Ltd.	231,000	401,218
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	96,975
	Taiwan FU Hsing Industrial Co. Ltd.	50,000	74,447
#*	Taiwan Glass Industry Corp.	400,046	318,074
	Taiwan High Speed Rail Corp.	260,000	236,951
	Taiwan Hon Chuan Enterprise Co. Ltd.	102,149	498,011
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	60,069	63,979
††	Taiwan Land Development Corp.	269,666	4,540
	Taiwan Line Tek Electronic	31,390	25,291
#	Taiwan Mask Corp.	58,000	59,693
	Taiwan Mobile Co. Ltd.	462,000	1,628,688
	Taiwan Navigation Co. Ltd.	88,000	78,974
	Taiwan Optical Platform Co. Ltd.	5,000	13,545
	Taiwan Paiho Ltd.	75,000	129,218

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan PCB Techvest Co. Ltd.	70,000	$75,957
	Taiwan Sakura Corp.	51,200	147,348
	Taiwan Sanyo Electric Co. Ltd.	28,000	35,373
	Taiwan Secom Co. Ltd.	88,000	333,163
	Taiwan Semiconductor Co. Ltd.	56,000	84,694
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,170,000	45,044,125
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	103,467	24,999,697
	Taiwan Shin Kong Security Co. Ltd.	74,560	100,887
	Taiwan Speciality Chemicals Corp.	6,000	44,314
*	Taiwan Styrene Monomer	119,000	37,729
	Taiwan Surface Mounting Technology Corp.	78,800	277,760
	Taiwan Taxi Co. Ltd.	11,292	48,143
*	Taiwan TEA Corp.	263,000	128,506
	Taiwan Union Technology Corp.	72,000	650,197
#*	Taiwan-Asia Semiconductor Corp.	117,889	77,754
	Taiyen Biotech Co. Ltd.	42,000	46,303
	Tatung Co. Ltd.	325,100	387,011
	TCC Group Holdings Co. Ltd.	1,332,102	1,080,564
	TCI Co. Ltd.	21,256	92,355
	Te Chang Construction Co. Ltd.	29,000	55,244
	Teco Electric & Machinery Co. Ltd.	440,000	746,951
	Tehmag Foods Corp.	8,560	88,428
	Tera Autotech Corp.	29,187	26,992
#	Test Research, Inc.	42,000	202,264
	Test Rite International Co. Ltd.	62,000	41,365
	Thinking Electronic Industrial Co. Ltd.	24,000	108,157
	Thye Ming Industrial Co. Ltd.	44,800	102,078
	Ton Yi Industrial Corp.	273,000	165,512
	Tong Hsing Electronic Industries Ltd.	61,233	206,988
		Shares	Value»
TAIWAN — (Continued)
	Tong Yang Industry Co. Ltd.	129,000	$450,550
	Tong-Tai Machine & Tool Co. Ltd.	85,060	92,712
	Top Union Electronics Corp.	25,999	25,931
	Topco Scientific Co. Ltd.	50,288	482,521
	Topco Technologies Corp.	8,000	16,660
	Topkey Corp.	26,000	157,292
	Topoint Technology Co. Ltd.	65,200	136,872
	Toung Loong Textile Manufacturing	15,840	8,243
*	TPK Holding Co. Ltd.	114,000	124,290
	Trade-Van Information Services Co.	11,000	34,773
#	Transcend Information, Inc.	57,000	179,468
	Transcom, Inc.	9,680	39,621
	Tripod Technology Corp.	149,000	1,386,790
	Trusval Technology Co. Ltd.	7,352	57,969
	TSC Auto ID Technology Co. Ltd.	10,680	65,474
#	TSEC Corp.	149,790	79,808
	TSRC Corp.	181,000	109,896
	Ttet Union Corp.	12,000	60,226
	TTFB Co. Ltd.	4,989	33,473
	TTY Biopharm Co. Ltd.	49,000	126,305
*	Tul Corp.	19,000	42,521
	Tung Ho Steel Enterprise Corp.	248,570	532,926
	Tung Thih Electronic Co. Ltd.	20,900	39,702
#	TURVO International Co. Ltd.	10,410	62,053
	TXC Corp.	99,000	276,847
	TYC Brother Industrial Co. Ltd.	99,000	134,254
*	Tycoons Group Enterprise	100,991	25,799
	Tyntek Corp.	110,000	55,179
	TZE Shin International Co. Ltd.	42,000	22,676
*	U-BEST Innovative Technology Co. Ltd.	32,000	20,548
	UDE Corp.	34,000	110,682
	U-Ming Marine Transport Corp.	189,000	328,616
	Unic Technology Corp.	28,000	21,590

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Unimicron Technology Corp.	379,000	$1,720,393
	Union Bank of Taiwan	705,515	392,119
	Union Insurance Co. Ltd.	11,000	9,510
	Uni-President Enterprises Corp.	854,560	2,255,409
	Unitech Computer Co. Ltd.	14,000	19,436
#*	Unitech Printed Circuit Board Corp.	208,079	193,060
*	United Alloy-Tech Co.	16,000	22,142
	United Integrated Services Co. Ltd.	47,000	1,233,948
	United Microelectronics Corp. (2303 TT)	959,000	1,328,860
	United Orthopedic Corp.	24,422	81,268
*	United Renewable Energy Co. Ltd.	389,206	92,105
*††	Unity Opto Technology Co. Ltd.	186,000	0
	Univacco Technology, Inc.	17,000	25,078
	Universal Cement Corp.	213,397	190,574
	Universal Vision Biotechnology Co. Ltd.	15,476	103,457
	UPC Technology Corp.	248,221	86,070
	UPI Semiconductor Corp.	4,000	25,949
	Userjoy Technology Co. Ltd.	10,773	30,034
	USI Corp.	200,204	72,415
	Utechzone Co. Ltd.	15,000	44,861
	UVAT Technology Co. Ltd.	9,000	18,993
	Value Valves Co. Ltd.	10,000	25,746
	Vanguard International Semiconductor Corp.	238,146	738,041
	Ve Wong Corp.	18,000	24,139
	Ventec International Group Co. Ltd.	21,000	58,404
	Via Technologies, Inc.	54,000	106,738
	Viking Tech Corp.	16,000	20,287
	Visco Vision, Inc.	13,000	72,518
	VisEra Technologies Co. Ltd.	20,000	148,009
	Visual Photonics Epitaxy Co. Ltd.	29,500	141,142
	Vivotek, Inc.	9,000	27,839
	Vizionfocus, Inc.	5,000	29,547
		Shares	Value»
TAIWAN — (Continued)
	Voltronic Power Technology Corp.	15,442	$606,555
#*	Wafer Works Corp.	174,248	133,889
#	Waffer Technology Corp.	44,789	76,556
	Wah Hong Industrial Corp.	27,000	34,485
	Wah Lee Industrial Corp.	76,500	239,435
	Walsin Lihwa Corp.	722,145	539,681
	Walsin Technology Corp.	105,398	296,521
	Walton Advanced Engineering, Inc.	127,000	54,407
	Wan Hai Lines Ltd.	136,500	403,687
*	We&Win Diversification Co. Ltd.	7,000	4,525
	WEI Chih Steel Industrial Co. Ltd.	43,000	26,509
	Wei Chuan Foods Corp.	104,000	54,603
	Weikeng Industrial Co. Ltd.	134,734	152,347
	Well Shin Technology Co. Ltd.	34,000	62,094
	Welldone Co.	8,000	13,122
	Weltrend Semiconductor	9,000	14,154
	Wholetech System Hitech Ltd.	19,000	57,706
	Win Semiconductors Corp.	103,840	294,466
*	Winbond Electronics Corp.	961,936	552,075
	Winmate, Inc.	13,000	64,595
	Winstek Semiconductor Co. Ltd.	28,000	89,567
	WinWay Technology Co. Ltd.	4,000	147,796
#	Wisdom Marine Lines Co. Ltd.	158,236	307,741
	Wiselink Co. Ltd.	24,794	136,773
	Wistron Corp.	448,288	1,824,470
	WITS Corp.	10,329	32,790
	Wiwynn Corp.	22,000	2,007,864
	WNC Corp.	112,796	442,156
	Wonderful Hi-Tech Co. Ltd.	44,357	56,357
#	Wowprime Corp.	35,184	269,250
	WPG Holdings Ltd.	425,520	942,851
	WT Microelectronics Co. Ltd.	122,829	563,289
	WUS Printed Circuit Co. Ltd.	70,735	191,686
	XinTec, Inc.	16,000	78,209

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	X-Legend Entertainment Co. Ltd.	8,000	$25,120
	Xxentria Technology Materials Corp.	60,813	90,871
	Ya Horng Electronic Co. Ltd.	6,000	12,594
	Yageo Corp.	59,293	1,041,875
	Yang Ming Marine Transport Corp.	243,215	493,413
	Yankey Engineering Co. Ltd.	20,725	285,390
	YC INOX Co. Ltd.	127,511	91,176
#	Yea Shin International Development Co. Ltd.	110,808	98,531
	Yem Chio Co. Ltd.	153,936	79,964
*	Yen Sun Technology Corp.	11,000	16,019
*	Yeong Guan Energy Technology Group Co. Ltd.	48,096	36,719
	YFC-Boneagle Electric Co. Ltd.	32,321	21,594
	YFY, Inc.	469,000	381,028
	Yi Jinn Industrial Co. Ltd.	97,440	55,681
*	Yieh Phui Enterprise Co. Ltd.	373,536	187,173
	Yonyu Plastics Co. Ltd.	28,000	18,606
	Young Fast Optoelectronics Co. Ltd.	30,000	56,244
*	Young Optics, Inc.	14,000	24,492
	Youngtek Electronics Corp.	30,160	61,995
	Yuan High-Tech Development Co. Ltd.	6,000	31,490
	Yuanta Financial Holding Co. Ltd.	1,652,336	1,713,939
	Yuanta Futures Co. Ltd.	32,099	88,319
	Yuen Foong Yu Consumer Products Co. Ltd.	26,000	34,676
#	Yulon Finance Corp.	103,223	345,713
	Yulon Motor Co. Ltd.	183,536	200,199
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	35,191
#	Yungshin Construction & Development Co. Ltd.	30,000	80,460
		Shares	Value»
TAIWAN — (Continued)
	YungShin Global Holding Corp.	51,800	$108,431
	Yusin Holding Corp.	6,643	19,343
	Zeng Hsing Industrial Co. Ltd.	23,635	77,250
	Zenitron Corp.	78,000	85,924
#	Zero One Technology Co. Ltd.	40,528	155,146
	Zhen Ding Technology Holding Ltd.	199,400	831,631
*	Zig Sheng Industrial Co. Ltd.	168,000	49,872
	ZillTek Technology Corp.	8,000	54,495
*	Zinwell Corp.	121,000	45,444
	Zippy Technology Corp.	45,000	81,450
	Zyxel Group Corp.	94,944	86,403
TOTAL TAIWAN			271,236,315
THAILAND — (0.4%)
	AAPICO Hitech PCL (AH/F TB)	71,300	32,726
*	Absolute Clean Energy PCL	1,035,800	41,521
	Advanced Info Service PCL	69,800	621,536
	Advanced Information Technology PCL, Class F	290,300	46,636
	AEON Thana Sinsap Thailand PCL	29,800	90,047
	After You PCL	82,900	17,377
	Airports of Thailand PCL	115,300	144,654
	Allianz Ayudhya Capital PCL	9,200	9,149
#	Amata Corp. PCL	170,200	83,329
	AP Thailand PCL	765,200	169,758
	Asia Plus Group Holdings PCL	679,600	51,989
	Asia Sermkij Leasing PCL	25,333	5,969
	Asian Sea Corp. PCL	80,200	17,792
	Asset World Corp. PCL	915,100	58,804
*	Assetwise PCL	49,300	9,806
	B Grimm Power PCL	75,500	27,030
	Bangchak Corp. PCL	254,700	264,988
	Bangchak Sriracha PCL	168,500	25,780
	Bangkok Airways PCL	108,200	49,663
	Bangkok Bank PCL (BBLF TB)	126,100	571,077
#	Bangkok Chain Hospital PCL	173,900	74,498

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Bangkok Commercial Asset Management PCL	379,600	$96,991
	Bangkok Dusit Medical Services PCL, Class F	618,200	406,711
#	Bangkok Expressway & Metro PCL	783,640	133,084
	Bangkok Land PCL	3,710,800	56,775
	Bangkok Life Assurance PCL, NVDR	92,300	49,991
	Banpu PCL	1,931,033	298,400
	Banpu Power PCL	99,800	24,278
	BCPG PCL	240,000	49,204
	BEC World PCL	309,452	24,620
#	Berli Jucker PCL	152,850	89,802
	Betagro PCL	74,000	40,080
	BKI Holdings PCL	15,100	133,072
*	BTS Group Holdings PCL	1,809,600	194,914
	Bumrungrad Hospital PCL	53,300	277,264
	Cal-Comp Electronics Thailand PCL, Class F	656,343	133,558
#	Carabao Group PCL	45,100	76,248
	Central Pattana PCL	125,900	201,294
	Central Plaza Hotel PCL	77,700	67,762
	Central Retail Corp. PCL	177,375	116,694
	CH Karnchang PCL	232,300	95,962
	Charoen Pokphand Foods PCL	388,877	271,310
#	Chularat Hospital PCL	1,069,900	57,293
	CK Power PCL	429,400	34,426
	Com7 PCL	208,300	138,952
	Cotto F	312,000	1,814
	CP ALL PCL	144,800	209,357
	CP Axtra PCL	73,228	46,160
	Delta Electronics Thailand PCL	145,300	649,137
	Dhipaya Group Holdings PCL	151,100	87,849
	Dohome PCL	78,089	9,606
	Don Muang Tollway PCL	33,300	10,495
	Dynasty Ceramic PCL	989,220	44,799
	Eastern Polymer Group PCL	259,000	23,300
	Ekachai Medical Care PCL	97,682	17,486
	Electricity Generating PCL	26,100	88,251
		Shares	Value»
THAILAND — (Continued)
#*	Energy Absolute PCL	841,000	$74,630
#	Erawan Group PCL	614,700	44,015
#	Exotic Food PCL	42,200	23,244
#	Forth Corp. PCL	108,900	23,493
	Frasers Property Thailand PCL	25,000	4,666
	GFPT PCL	118,400	35,143
	Global Green Chemicals PCL	9,500	1,163
	Global Power Synergy PCL	90,531	92,803
*	Gulf Development PCL	99,189	143,411
	Gunkul Engineering PCL	948,800	50,227
	Haad Thip PCL	60,800	28,465
	Hana Microelectronics PCL	127,600	90,195
	Heng Leasing & Capital PCL	169,400	5,132
	Home Product Center PCL	658,020	143,967
#	Ichitan Group PCL	156,400	53,601
	Index Livingmall PCL	63,600	27,441
#	Indorama Ventures PCL	169,601	119,883
#	IRPC PCL	3,488,500	109,950
	IT City PCL	21,800	2,468
	I-TAIL Corp. PCL	61,200	27,529
*	Italian-Thai Development PCL	1,448,300	10,636
*	Jasmine Technology Solution PCL	12,300	12,326
	Jaymart Group Holdings PCL	187,100	43,798
#	JMT Network Services PCL	105,180	35,725
	Karmarts PCL	394,800	102,687
	Kasikornbank PCL (KBANKF TB)	27,800	137,809
	KGI Securities Thailand PCL	416,900	49,752
#	Khon Kaen Sugar Industry PCL	625,296	28,892
	Kiatnakin Phatra Bank PCL	73,700	124,600
	Krung Thai Bank PCL	446,600	300,649
	Krungthai Card PCL	128,800	112,326
	Lalin Property PCL	23,700	3,539
	Land & Houses PCL (LHF TB)	932,100	108,954
	LH Financial Group PCL	1,555,400	37,124
	Loxley PCL	909,200	31,438
	LPN Development PCL	565,100	30,088

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Major Cineplex Group PCL	140,100	$36,225
	MBK PCL	241,112	124,688
	MC Group PCL	93,300	28,550
	MCS Steel PCL	101,800	26,166
	Mega Lifesciences PCL	117,700	110,749
	Minor International PCL	363,046	277,728
	MK Restaurants Group PCL	33,100	23,498
*	Mono Next PCL	199,600	11,055
	Moshi Moshi Retail Corp. PLC	9,100	11,138
	Muangthai Capital PCL	103,400	119,442
	Netbay PCL	27,100	19,322
	Noble Development PCL	285,199	16,145
	Nonthavej Hospital PCL	10,100	7,881
	Northeast Rubber PCL	455,400	61,593
	NSL Foods PCL	14,900	14,818
	Osotspa PCL	187,800	102,865
#	Plan B Media PCL	438,564	71,126
*	Platinum Group PCL, Class F	367,600	14,173
	Polyplex Thailand PCL	171,000	55,465
	Praram 9 Hospital PCL	51,200	37,758
#	Precious Shipping PCL	252,100	50,914
	Prima Marine PCL	355,600	70,728
*	Property Perfect PCL	2,100,385	5,784
	Pruksa Holding PCL	247,300	33,750
	PTG Energy PCL	254,200	52,505
	PTT Exploration & Production PCL	219,900	847,840
#	PTT Global Chemical PCL	208,800	151,425
#	PTT Oil & Retail Business PCL	237,200	100,890
	PTT PCL	1,131,400	1,151,134
	Quality Houses PCL	1,812,132	79,295
*	Rabbit Holdings PCL, Class F	2,875,634	30,798
	Rajthanee Hospital PCL	75,000	32,359
#	Ratch Group PCL	94,600	76,711
	Ratchaphruek Hospital PCL	70,600	10,802
	Ratchthani Leasing PCL	855,510	43,718
#	Regional Container Lines PCL	140,400	131,034
		Shares	Value»
THAILAND — (Continued)
	Rojana Industrial Park PCL	322,357	$46,361
	S Hotels & Resorts PCL	530,400	24,670
	Sabina PCL	43,885	20,814
	Saha Pathana Inter-Holding PCL	28,350	39,584
	Saha Pathanapibul PCL	6,200	11,099
	Sahamitr Pressure Container PCL	69,300	18,025
	Saha-Union PCL	22,400	19,878
	Saksiam Leasing PCL	176,300	19,421
*	Samart Corp. PCL	126,000	24,097
	Sansiri PCL	3,973,900	179,969
#	Sappe PCL	33,800	40,078
	SC Asset Corp. PCL	852,625	46,701
	SCB X PCL	51,200	198,188
	SCG Packaging PCL	164,800	94,301
#	SCGJWD Logistics PCL	77,700	20,210
	Sermsang Power Corp. Co. Ltd.	81,457	10,269
	Siam Cement PCL	55,300	340,125
	Siam Wellness Group PCL	183,000	21,167
	Siamgas & Petrochemicals PCL	221,200	45,350
	Sikarin PCL, Class F	149,100	31,481
*	Singer Thailand PCL	51,800	8,322
#	SISB PCL	63,800	30,260
*	SKY ICT PCL	34,300	13,435
	Somboon Advance Technology PCL	74,100	29,477
	SPCG PCL	175,825	44,118
#	Sri Trang Agro-Industry PCL	182,340	78,672
#	Sri Trang Gloves Thailand PCL	239,500	51,667
#	Srinanaporn Marketing PCL	125,200	38,311
	Srisawad Capital 1969 PCL, Class F	213,486	8,100
	Srisawad Corp. PCL	165,234	102,639
	Star Petroleum Refining PCL	159,513	27,822
*	STP & I PCL	320,320	36,854
	Supalai PCL	303,900	145,069
*	Super Energy Corp. PCL	5,584,020	23,922
	SVI PCL	101,500	19,256
	TAC Consumer PCL	98,800	14,149
#	Taokaenoi Food & Marketing PCL, Class F	197,000	36,169

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Life Insurance PCL	153,300	$47,379
	Thai Oil PCL	241,284	254,721
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,800	50,086
	Thai Union Group PCL	481,800	163,647
	Thai Vegetable Oil PCL	55,450	38,516
#*	Thaicom PCL	188,200	49,814
	Thaifoods Group PCL	489,900	74,055
	Thanachart Capital PCL	89,100	134,277
#	Thoresen Thai Agencies PCL	544,900	72,698
	TIDLOR Holdings PCL	234,268	125,449
	Tipco Asphalt PCL (TASCO/F TB)	132,881	60,585
	TIPCO Foods PCL	96,200	25,610
	Tisco Financial Group PCL (TISCO/F TB)	37,100	112,674
	TKS Technologies PCL	86,100	15,149
#	TMBThanachart Bank PCL	2,544,149	150,251
	TOA Paint Thailand PCL	134,000	57,405
#	TPI Polene PCL	2,035,300	57,297
	TPI Polene Power PCL	801,627	54,456
	TQM Alpha PCL	74,800	34,791
	Triple i Logistics PCL	38,800	5,651
*	True Corp. PCL, NVDR	154,200	49,072
*	True Corp. PCL	709,593	225,819
	TTW PCL	154,200	42,230
	Union Auction PCL	164,600	33,242
	United Paper PCL	73,700	17,140
	Univanich Palm Oil PCL	213,600	63,400
#*	VGI PCL	515,200	33,106
	WHA Corp. PCL	950,700	104,146
	WHA Utilities & Power PCL	205,600	21,516
#*	Xspring Capital PCL	1,577,100	25,577
TOTAL THAILAND			17,142,698
TURKEY — (0.2%)
	Akbank TAS	431,233	714,965
	Akcansa Cimento AS	2,348	8,230
	Aksa Akrilik Kimya Sanayii AS	254,208	59,495
*	Aksa Enerji Uretim AS	23,194	22,699
*	Aksigorta AS	75,104	13,415
		Shares	Value»
TURKEY — (Continued)
#	Alarko Holding AS	38,338	$88,503
	Albaraka Turk Katilim Bankasi AS	411,937	92,083
*	Alkim Alkali Kimya AS	53,714	23,911
	Anadolu Anonim Turk Sigorta Sirketi	41,304	101,084
	Anadolu Efes Biracilik Ve Malt Sanayii AS	132,370	49,344
	Anadolu Hayat Emeklilik AS	26,264	57,317
*	Arcelik AS	4,722	14,529
	ARD Grup Bilisim Teknolojileri AS	21,045	16,200
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	95,830
	Aygaz AS	2,288	9,200
*	Bera Holding AS	237,186	97,588
	BIM Birlesik Magazalar AS	9,443	123,334
*	Biotrend Cevre VE Enerji Yatirimlari AS	18,642	9,748
	Borusan Yatirim ve Pazarlama AS	421	21,631
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	6,586
	Bursa Cimento Fabrikasi AS	47,810	8,841
	Celebi Hava Servisi AS	350	14,482
	Coca-Cola Icecek AS	66,132	82,537
*	Deva Holding AS	4,903	7,826
	Dogan Sirketler Grubu Holding AS	492,406	192,570
	Dogus Otomotiv Servis ve Ticaret AS	2,591	11,727
	Eczacibasi Yatirim Holding Ortakligi AS	2,051	9,763
	EGE Endustri VE Ticaret AS	118	22,865
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	50,544
Ω	Enerjisa Enerji AS	30,781	49,032
#	Enka Insaat ve Sanayi AS	92,855	158,560
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,914	7,977
*	Eregli Demir ve Celik Fabrikalari TAS	162,654	106,667

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Escar Turizm Tasimacilik Ticaret AS	6,769	$7,757
*	Europen Endustri Insaat Sanayi VE Ticaret AS	70,490	11,509
#	Ford Otomotiv Sanayi AS	16,380	38,340
	Global Yatirim Holding AS	360,837	79,231
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	29,025
*	GSD Holding AS	65,759	6,874
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	32,441
*	Is Finansal Kiralama AS	84,577	36,987
	Is Yatirim Menkul Degerler AS	123,776	127,440
	Jantsa Jant Sanayi Ve Ticaret AS	14,466	7,769
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	14,044	10,121
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	38,641	37,606
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	198,891	135,168
	KOC Holding AS	38,439	169,338
	Kocaer Celik Sanayi Ve Ticaret AS	27,412	9,942
*	Konya Cimento Sanayii AS	70	10,062
*	Kordsa Teknik Tekstil AS	17,841	26,993
*	Koza Anadolu Metal Madencilik Isletmeleri AS	19,377	35,505
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	22,284	9,549
*	Margun Enerji Uretim Sanayi VE Ticaret AS	17,170	18,510
		Shares	Value»
TURKEY — (Continued)
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	138,112	$143,575
*	MIA Teknoloji AS	19,115	16,911
	Migros Ticaret AS	4,758	61,360
*Ω	MLP Saglik Hizmetleri AS	5,480	51,499
*	NET Holding AS	46,404	58,726
	Nuh Cimento Sanayi AS	6,465	37,138
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	16,092
*	Orge Enerji Elektrik Taahhut AS	5,154	9,607
*	Oyak Cimento Fabrikalari AS	68,721	40,391
*	Pegasus Hava Tasimaciligi AS	42,673	264,317
*	Petkim Petrokimya Holding AS	190,463	80,105
*	Polisan Holding AS	3	0
*	Politeknik Metal Sanayi ve Ticaret AS	48	8,046
*	Ral Yatirim Holding AS	7,326	22,534
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,672	17,877
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,551	36,480
*	Sasa Polyester Sanayi AS	4	0
	Sekerbank Turk AS	297,514	42,803
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	30,439	76,599
	Sok Marketler Ticaret AS	19,480	17,882
	Suwen Tekstil Sanayi Pazarlama AS	29,210	7,619
*	TAV Havalimanlari Holding AS	10,591	63,997
*	Tekfen Holding AS	37,794	100,368
#	Tofas Turk Otomobil Fabrikasi AS	16,778	95,118
*	Tumosan Motor ve Traktor Sanayi AS	5,955	17,584
#*	Turk Altin Isletmeleri AS	30,310	17,029
	Turk Hava Yollari AO	66,244	468,983
*	Turk Telekomunikasyon AS	70,630	94,679
	Turk Traktor ve Ziraat Makineleri AS	510	7,412

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Turkcell Iletisim Hizmetleri AS	164,166	$376,365
#	Turkiye Garanti Bankasi AS	48,988	171,748
	Turkiye Is Bankasi AS, Class C	1,033,406	376,202
#	Turkiye Petrol Rafinerileri AS	72,851	302,669
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	45,910
	Turkiye Sise ve Cam Fabrikalari AS	216,994	195,995
*	Turkiye Vakiflar Bankasi TAO, Class D	70,573	49,960
	Ulker Biskuvi Sanayi AS	24,539	66,145
*	Vestel Elektronik Sanayi ve Ticaret AS	6,264	5,867
*	Yapi ve Kredi Bankasi AS	513,411	424,602
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	41,915
*	Zorlu Enerji Elektrik Uretim AS	297,691	24,600
TOTAL TURKEY			7,145,959
UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Commercial Bank PJSC	414,384	1,833,688
	Abu Dhabi Islamic Bank PJSC	266,505	1,749,859
	Abu Dhabi National Hotels	1,632,177	221,703
	Abu Dhabi National Insurance Co. PSC	33,078	64,784
	Abu Dhabi National Oil Co. for Distribution PJSC	549,225	554,452
*	Abu Dhabi Ports Co. PJSC	282,797	320,262
	Abu Dhabi Ship Building Co. PJSC	20,468	44,492
	ADNOC Drilling Co. PJSC	358,586	570,069
	ADNOC Logistics & Services	65,450	82,974
	Agility Global PLC	993,603	318,833
	Agthia Group PJSC	95,838	111,221
	Air Arabia PJSC	766,156	774,526
	Ajman Bank PJSC	340,289	136,844
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	AL Seer Marine Supplies & Equipment Co. LLC	82,079	$86,688
	Aldar Properties PJSC	150,742	389,538
	Alpha Dhabi Holding PJSC	48,424	163,909
	Amanat Holdings PJSC	473,891	152,029
	Americana Restaurants International PLC - Foreign Co.	813,136	475,346
*	Amlak Finance PJSC	227,884	104,739
*††	Arabtec Holding PJSC	67,000	0
*	Bank of Sharjah	326,628	150,191
	Burjeel Holdings PLC	251,746	99,171
	Dana Gas PJSC	1,875,286	390,974
	Deyaar Development PJSC	530,218	149,822
	Dubai Electricity & Water Authority PJSC	226,252	170,356
	Dubai Financial Market PJSC	621,117	295,490
	Dubai Investments PJSC	868,434	697,979
	Dubai Islamic Bank PJSC	468,340	1,270,167
	Emaar Development PJSC	383,148	1,563,604
	Emaar Properties PJSC	913,989	3,785,103
	Emirates Central Cooling Systems Corp.	704,662	331,833
	Emirates Driving Co.	104,206	84,212
	Emirates Integrated Telecommunications Co. PJSC	208,587	567,399
	Emirates NBD Bank PJSC	370,341	2,695,061
*	Emirates Reem Investments PJSC	18,399	14,297
	Emirates Telecommunications Group Co. PJSC	196,636	1,013,949
*	EMSTEEL Building Materials PJSC	609,028	218,308
*	Eshraq Investments PJSC	295,666	42,961
	Fertiglobe PLC	229,770	162,381
	First Abu Dhabi Bank PJSC	376,780	1,843,244
*	Ghitha Holding PJSC	14,099	97,018

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Gulf Navigation Holding PJSC	41,242	$67,370
*	Gulf Pharmaceutical Industries PSC	41,429	16,127
*	Manazel PJSC	560,892	52,896
*	Modon Holding PSC	143,356	147,904
*	Multiply Group PJSC	754,878	563,971
	National Bank of Ras Al-Khaimah PSC	15,901	33,542
	National Central Cooling Co. PJSC	124,456	98,417
*	National Corp. for Tourism & Hotels	86,901	49,179
	NMDC Group PJSC	22,744	154,432
*	Presight AI Holding PLC	79,113	82,120
*	RAK Properties PJSC	448,701	187,558
	Ras Al Khaimah Ceramics PJSC	182,772	128,332
	Salik Co. PJSC	319,949	556,844
	Sharjah Islamic Bank	317,388	260,742
	Taaleem Holdings PJSC	29,415	33,625
	TECOM Group PJSC	136,542	126,972
*	Union Properties PJSC	643,307	152,771
TOTAL UNITED ARAB EMIRATES			26,512,278
UNITED KINGDOM — (8.0%)
	3i Group PLC	69,520	3,798,720
	4imprint Group PLC	6,340	300,305
	Aberdeen Group PLC	554,473	1,463,107
*	Accesso Technology Group PLC	1,225	7,241
	Admiral Group PLC	36,517	1,646,058
	Advanced Medical Solutions Group PLC	48,082	129,015
	AG Barr PLC	27,400	248,909
Ω	Airtel Africa PLC	262,435	706,467
	AJ Bell PLC	107,407	760,717
Ω	Alfa Financial Software Holdings PLC	42,001	126,773
	Anglo American PLC	100,611	2,831,002
	Anglo-Eastern Plantations PLC	7,046	82,695
	Antofagasta PLC	26,624	656,591
*	AO World PLC	78,261	96,002
	Ashmore Group PLC	87,325	201,263
	Ashtead Group PLC	59,713	3,989,504
	Ashtead Technology Holdings PLC	15,209	67,226
#*	ASOS PLC	16,329	66,814
	Associated British Foods PLC	38,722	1,121,214
		Shares	Value»
UNITED KINGDOM — (Continued)
#*Ω	Aston Martin Lagonda Global Holdings PLC	39,203	$36,059
	AstraZeneca PLC (AZN LN)	47,070	6,867,119
	AstraZeneca PLC (AZN US), Sponsored ADR	92,295	6,745,842
	Atalaya Mining Copper SA	40,111	241,756
*	Auction Technology Group PLC	19,370	125,765
Ω	Auto Trader Group PLC	163,366	1,803,526
	Aviva PLC	386,395	3,301,360
	Avon Technologies PLC	4,262	118,890
	B&M European Value Retail SA	247,748	732,311
	Babcock International Group PLC	167,748	2,299,880
	BAE Systems PLC	101,491	2,421,638
Ω	Bakkavor Group PLC	69,648	215,617
	Balfour Beatty PLC	131,888	942,537
	Barclays PLC (BARC LN)	1,157,795	5,659,323
	Barratt Redrow PLC	387,669	1,909,056
	Beazley PLC	239,062	2,816,801
	Begbies Traynor Group PLC	13,528	21,412
	Bellway PLC	42,909	1,404,325
	Berkeley Group Holdings PLC	24,000	1,154,201
	Bloomsbury Publishing PLC	23,687	149,420
	Bodycote PLC	38,757	325,306
#*	boohoo Group PLC	178,266	40,834
	BP PLC (BP LN)	266,095	1,426,344
#	BP PLC (BP US), Sponsored ADR	242,656	7,801,390
	Braemar PLC	11,607	38,389
	Breedon Group PLC	79,543	379,188
Ω	Bridgepoint Group PLC	42,049	181,283
	British American Tobacco PLC (BATS LN)	128,683	6,894,491
	Brooks Macdonald Group PLC	3,134	74,710
	BT Group PLC	1,786,031	4,877,716
	Bunzl PLC	25,453	755,380
*	Burberry Group PLC	91,685	1,555,242
	Burford Capital Ltd.	38,423	487,442
	Bytes Technology Group PLC (BYI SJ)	15,371	73,843

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bytes Technology Group PLC (BYIT LN)	48,124	$232,203
	C&C Group PLC	78,690	183,858
*	Capita PLC	9,263	36,970
	Capital Ltd.	80,305	99,870
*	Capricorn Energy PLC	30,070	90,005
	Card Factory PLC	107,748	145,033
*	Carnival PLC (CCL LN)	4,905	133,470
*	Carnival PLC (CUK US), ADR	10,317	280,622
	Castings PLC	1,541	5,822
	Central Asia Metals PLC	52,061	100,634
	Centrica PLC	1,621,757	3,525,299
	Chemring Group PLC	38,755	280,667
	Chesnara PLC	78,748	274,077
	Clarkson PLC	5,180	235,868
*	Close Brothers Group PLC	42,193	224,237
Ω	CMC Markets PLC	32,124	96,288
	Coats Group PLC	473,049	461,392
	Coca-Cola HBC AG	19,150	995,267
	Cohort PLC	4,887	93,934
	Compass Group PLC	102,564	3,604,032
	Computacenter PLC	24,868	751,582
	Conduit Holdings Ltd.	20,557	82,682
Ω	ConvaTec Group PLC	173,830	535,575
	Costain Group PLC	42,247	91,429
	Cranswick PLC	13,296	931,159
	Crest Nicholson Holdings PLC	94,626	227,757
	Croda International PLC	5,514	189,786
*	Currys PLC	527,609	785,124
	CVS Group PLC	18,335	296,815
	DCC PLC	24,100	1,509,408
*	DFS Furniture PLC	73,635	155,253
#	Diageo PLC (DEO US), Sponsored ADR	17,152	1,680,038
	Diageo PLC (DGE LN)	5,632	136,506
	Diploma PLC	10,829	766,584
	DiscoverIE Group PLC	19,244	175,314
	Diversified Energy Co. PLC (DEC LN)	8,438	126,566
	Domino's Pizza Group PLC	67,689	214,263
	dotdigital group PLC	47,751	45,558
	Dowlais Group PLC	425,460	393,106
	Dr. Martens PLC	27,901	29,762
	Drax Group PLC	135,304	1,263,677
	Dunelm Group PLC	43,470	697,319
	easyJet PLC	69,018	447,531
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ecora Resources PLC	55,621	$50,033
*	EKF Diagnostics Holdings PLC	10,269	4,183
	Elementis PLC	121,700	278,480
#	Energean PLC	56,583	682,857
	EnQuest PLC	530,654	97,136
	Entain PLC	80,793	1,084,952
	Epwin Group PLC	22,733	28,532
	Essentra PLC	44,343	61,196
	Experian PLC	95,845	5,050,143
	FDM Group Holdings PLC	30,143	48,348
	Firstgroup PLC	307,314	914,347
	Foresight Group Holdings Ltd.	22,346	136,325
Ω	Forterra PLC	51,264	135,927
	Foxtons Group PLC	89,171	68,870
*	Frasers Group PLC	33,822	306,224
	Fresnillo PLC	57,209	1,054,858
	Fuller Smith & Turner PLC, Class A	12,999	101,214
*Ω	Funding Circle Holdings PLC	61,038	108,691
	Future PLC	19,968	186,753
	Galliford Try Holdings PLC	20,826	120,135
	Games Workshop Group PLC	10,708	2,294,319
*	Gaming Realms PLC	58,159	41,343
	Gamma Communications PLC	17,469	250,710
	GB Group PLC	77,440	238,585
#*	Genel Energy PLC	63,993	51,378
	Genuit Group PLC	71,508	367,302
*	Georgia Capital PLC	14,057	394,201
	Glencore PLC	617,938	2,479,984
	Gooch & Housego PLC	9,024	72,072
	Goodwin PLC	208	23,271
††	Gracell Biotechnologies, Inc., ADR	16,505	1,816
	Grafton Group PLC, CDI	62,669	734,690
	Grainger PLC	212,225	573,766
	Greencore Group PLC	111,197	377,538
	Greggs PLC	33,778	702,396
*	Griffin Mining Ltd.	14,013	34,068
	GSK PLC (GSK LN)	147,543	2,713,911
#	GSK PLC (GSK US), Sponsored ADR	101,219	3,760,286
	Gulf Keystone Petroleum Ltd.	100,579	217,948
*	Gulf Marine Services PLC	49,766	13,490

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Gym Group PLC	57,835	$112,203
	H&T Group PLC	11,660	99,499
	Haleon PLC (HLN LN)	609,813	2,860,430
#	Haleon PLC (HLN US), ADR	7,340	69,216
	Halfords Group PLC	69,518	131,808
	Halma PLC	17,692	757,014
	Harbour Energy PLC	114,485	301,087
	Hargreaves Services PLC	7,815	76,761
	Harworth Group PLC	34,642	86,275
	Hays PLC	206,230	173,356
*	Headlam Group PLC	18,512	20,062
	Helical PLC	54,773	163,590
*	Helios Towers PLC	168,720	264,466
	Henry Boot PLC	27,912	84,596
	Hikma Pharmaceuticals PLC	32,924	850,995
	Hill & Smith PLC	21,306	573,445
	Hilton Food Group PLC	21,966	246,276
	Hiscox Ltd.	106,599	1,814,877
	Hochschild Mining PLC	136,754	502,581
	Hollywood Bowl Group PLC	52,541	170,562
*Ω	Hostelworld Group PLC	15,138	23,475
	Howden Joinery Group PLC	194,268	2,248,957
	HSBC Holdings PLC (HSBA LN)	462,320	5,632,431
	HSBC Holdings PLC (HSBC US), Sponsored ADR	138,463	8,487,782
	Hunting PLC	41,308	171,451
Ω	Ibstock PLC	90,995	180,132
	ICG PLC	45,983	1,316,627
#	IDOX PLC	32,237	26,374
	IG Group Holdings PLC	122,833	1,829,083
	IMI PLC	98,926	2,890,116
	Impax Asset Management Group PLC	20,782	54,287
	Imperial Brands PLC	120,963	4,715,063
	Inchcape PLC	126,742	1,172,979
*	Indivior PLC	14,579	294,492
	Informa PLC	123,235	1,409,195
	IntegraFin Holdings PLC	41,800	197,902
	InterContinental Hotels Group PLC (IHG LN)	2,901	333,707
		Shares	Value»
UNITED KINGDOM — (Continued)
#	InterContinental Hotels Group PLC (IHG US), ADR	13,252	$1,539,400
	International Personal Finance PLC	72,517	201,976
	International Workplace Group PLC	219,202	639,571
	Intertek Group PLC	27,973	1,818,804
	Investec PLC	124,986	924,504
	iomart Group PLC	14,202	4,313
*	IP Group PLC	287,905	212,566
#*	IQE PLC	250,080	31,612
*	ITM Power PLC	11,679	9,356
	ITV PLC	801,546	869,429
	J D Wetherspoon PLC	32,691	324,011
	J Sainsbury PLC	505,272	2,020,377
*	James Fisher & Sons PLC	13,516	65,978
#	James Halstead PLC	41,132	79,812
	JD Sports Fashion PLC	628,814	705,835
	JET2 PLC	20,824	446,036
*	John Wood Group PLC	194,931	47,471
	Johnson Matthey PLC	49,163	1,145,537
	Johnson Service Group PLC	113,318	210,961
	Jupiter Fund Management PLC	98,687	167,769
	Just Group PLC	331,163	920,996
	Kainos Group PLC	19,826	193,449
	Keller Group PLC	53,847	940,517
	Kier Group PLC	140,860	368,223
	Kingfisher PLC	526,024	1,870,438
	Kitwave Group PLC	9,363	30,268
	Knights Group Holdings PLC	8,396	19,036
	Lancashire Holdings Ltd.	80,373	663,689
	Legal & General Group PLC	697,917	2,361,099
	Lion Finance Group PLC	18,144	1,819,013
	Liontrust Asset Management PLC	10,740	50,406
	Lloyds Banking Group PLC (LLOY LN)	4,967,542	5,093,954
	London Investment Group PLC	2,223	10,430
	London Stock Exchange Group PLC	7,836	955,169
	LSL Property Services PLC	21,252	83,253

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Luceco PLC	17,334	$29,289
#	M&C Saatchi PLC	26,191	63,442
	M&G PLC	546,606	1,881,360
	Macfarlane Group PLC	47,125	61,718
	Man Group PLC	203,961	442,951
	Marks & Spencer Group PLC	691,332	3,175,002
	Marshalls PLC	64,748	176,670
*	Marston's PLC	259,927	146,936
*	McBride PLC	53,087	87,093
	Me Group International PLC	106,144	311,024
	Mears Group PLC	43,229	222,390
	Melrose Industries PLC	145,360	981,416
*	Metro Bank Holdings PLC	34,840	59,287
#	Midwich Group PLC	19,506	58,855
*	Mitchells & Butlers PLC	102,151	372,280
	Mitie Group PLC	362,970	673,047
	MJ Gleeson PLC	17,134	81,709
*	Mobico Group PLC	97,286	46,547
	Mondi PLC	73,304	990,944
	MONY Group PLC	154,405	408,523
	Moonpig Group PLC	65,807	186,017
	Morgan Advanced Materials PLC	70,617	216,051
	Morgan Sindall Group PLC	10,550	640,060
	Mortgage Advice Bureau Holdings Ltd.	4,769	50,846
	MP Evans Group PLC	12,136	212,907
	National Grid PLC (NG LN)	79,704	1,120,006
#	National Grid PLC (NGG US), Sponsored ADR	24,205	1,703,790
	NatWest Group PLC (NWG LN)	518,694	3,600,554
	NatWest Group PLC (NWG US), Sponsored ADR	105,299	1,472,087
	NCC Group PLC	69,878	138,625
	Next 15 Group PLC	24,898	92,229
	Next PLC	15,976	2,593,240
	Ninety One PLC	124,236	307,884
	Norcros PLC	29,191	112,724
*	Ocado Group PLC	19,666	81,507
Ω	On the Beach Group PLC	31,548	112,301
	OSB Group PLC	134,233	981,880
	Oxford Instruments PLC	14,863	355,289
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Oxford Nanopore Technologies PLC	19,515	$52,310
	Pagegroup PLC	91,355	319,537
	Pan African Resources PLC	656,500	460,881
	Paragon Banking Group PLC	78,554	936,794
	PayPoint PLC	13,009	124,415
#	Pearson PLC (PSO US), Sponsored ADR	70,351	1,001,095
	Pearson PLC (PSON LN)	3,387	47,895
	Pennon Group PLC	93,971	620,810
	Persimmon PLC	63,910	963,682
	Pets at Home Group PLC	130,203	392,201
	Pharos Energy PLC	34,521	9,917
	Phoenix Group Holdings PLC	31,503	275,496
*	Phoenix Spree Deutschland Ltd.	14,613	31,321
*	Pinewood Technologies Group PLC	21,720	138,377
	Playtech PLC	56,782	298,047
	Plus500 Ltd.	34,070	1,512,081
	Polar Capital Holdings PLC	26,008	162,803
	Pollen Street Group Ltd.	2,712	30,230
	Porvair PLC	4,392	42,821
	PPHE Hotel Group Ltd.	4,166	89,628
	Premier Foods PLC	262,916	668,198
	Prudential PLC (PRU LN)	101,805	1,291,516
	Prudential PLC (PUK US), ADR	42,701	1,089,730
*	PureTech Health PLC (PRTC LN)	45,748	86,321
	PZ Cussons PLC	37,864	35,064
	QinetiQ Group PLC	120,356	789,065
Ω	Quilter PLC	325,919	728,257
	Rank Group PLC	55,941	115,627
	Rathbones Group PLC	11,268	284,067
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	142,418	130,719
	Reckitt Benckiser Group PLC	82,559	6,187,447
	Record PLC	26,759	19,733
	RELX PLC (REL LN)	38,132	1,981,380
	RELX PLC (RELX US), Sponsored ADR	40,644	2,108,996

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX PLC (REN NA)	48,598	$2,523,764
	Renew Holdings PLC	14,848	165,806
	Renold PLC	76,389	80,912
	Rentokil Initial PLC	298,476	1,488,931
	Rentokil Initial PLC, Sponsored ADR	2,969	73,542
	RHI Magnesita NV	6,366	200,431
	Ricardo PLC	11,713	66,308
	Rightmove PLC	235,871	2,545,399
	Rio Tinto PLC (RIO LN)	2,919	173,854
	Rio Tinto PLC (RIO US), Sponsored ADR	116,683	6,974,143
	Robert Walters PLC	14,202	26,863
*	Rockhopper Exploration PLC	200,148	204,665
	Rolls-Royce Holdings PLC	561,583	7,970,531
	Rotork PLC	200,906	861,728
	RS Group PLC	89,755	660,503
	RWS Holdings PLC	51,044	60,345
	S&U PLC	1,185	28,370
Ω	Sabre Insurance Group PLC	54,083	108,939
*	Saga PLC	30,551	72,110
	Sage Group PLC	95,878	1,539,479
*	Savannah Energy PLC	205,545	19,545
	Savills PLC	49,686	641,103
	Schroders PLC	101,894	523,750
	Secure Trust Bank PLC	4,722	62,313
	Senior PLC	92,036	245,259
	Serco Group PLC	334,609	922,002
	Serica Energy PLC	53,343	118,564
	Severfield PLC	94,328	39,735
	Severn Trent PLC	30,749	1,078,285
	Shell PLC (SHEL LN)	31,966	1,148,639
	Shell PLC (SHEL US), ADR	408,335	29,485,870
*	SIG PLC	245,058	45,816
*	Sigmaroc PLC	100,353	152,447
	Smith & Nephew PLC (SN LN)	32,509	496,833
#	Smith & Nephew PLC (SNN US), Sponsored ADR	7,732	236,290
	Smiths Group PLC	37,720	1,168,421
	Smiths News PLC	30,537	22,289
	Softcat PLC	48,702	1,047,478
*	SolGold PLC	362,160	47,628
	Spectris PLC	17,884	939,084
	Speedy Hire PLC	195,133	81,537
	Spirax Group PLC	7,158	598,199
Ω	Spire Healthcare Group PLC	84,928	243,167
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Spirent Communications PLC	77,583	$199,484
	SSE PLC	126,645	3,104,351
	SSP Group PLC	175,079	393,457
	St. James's Place PLC	151,699	2,610,872
	Standard Chartered PLC	310,696	5,569,834
	SThree PLC	20,261	56,509
*	Strix Group PLC	24,885	13,825
*††	Studio Retail Group PLC	7,838	0
	STV Group PLC	6,164	10,257
*	Synthomer PLC	29,916	32,315
	Tate & Lyle PLC	78,021	550,883
	Tatton Asset Management PLC	8,599	82,820
	Taylor Wimpey PLC	1,066,722	1,435,258
	TBC Bank Group PLC	15,540	993,299
	Team Internet Group PLC	39,440	30,998
	Telecom Plus PLC	25,673	625,473
	Tesco PLC	1,134,907	6,376,385
#*	THG PLC	77,518	30,906
	Topps Tiles PLC	38,488	18,424
	TP ICAP Group PLC	267,269	1,078,909
*Ω	Trainline PLC	86,927	312,145
	Travis Perkins PLC	71,961	515,567
	Treatt PLC	8,368	22,281
	Trifast PLC	24,484	26,855
	TT Electronics PLC	65,123	83,519
#*	Tullow Oil PLC	210,141	39,639
#	Unilever PLC (UL US), Sponsored ADR	92,447	5,401,678
	Unilever PLC (ULVR LN)	15,104	876,341
	Unilever PLC (UNA NA)	6,494	379,604
	United Utilities Group PLC	83,675	1,249,088
*	Vanquis Banking Group PLC	57,245	74,355
	Vertu Motors PLC	104,508	83,636
	Vesuvius PLC	81,499	382,405
	Victorian Plumbing Group PLC	23,086	22,669
	Victrex PLC	11,379	103,015
*	Videndum PLC	15,306	22,329
*	Vistry Group PLC	98,637	755,957
	Vodafone Group PLC (VOD LN)	1,272,932	1,380,109
#	Volex PLC	34,911	171,295
	Volution Group PLC	39,770	352,540
	Vp PLC	1,242	9,820

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	WAG Payment Solutions PLC	17,824	$19,946
*Ω	Watches of Switzerland Group PLC	56,324	259,040
*	Watkin Jones PLC	69,828	23,861
	Weir Group PLC	36,595	1,285,615
	WH Smith PLC	41,545	560,789
	Whitbread PLC	37,882	1,521,750
	Wickes Group PLC	91,550	267,309
	Wilmington PLC	8,381	37,552
*	Wise PLC, Class A	13,801	184,367
*Ω	Wizz Air Holdings PLC	1,105	18,255
	WPP PLC (WPP LN)	55,778	302,004
#	WPP PLC (WPP US), Sponsored ADR	23,989	649,622
*	Xaar PLC	14,848	24,298
	XPS Pensions Group PLC	39,143	191,324
	Young & Co.'s Brewery PLC (YNGA LN), Class A	7,119	84,848
	Young & Co.'s Brewery PLC (YNGN LN)	7,529	61,597
	Zigup PLC	68,471	303,056
	Zotefoams PLC	4,323	15,835
TOTAL UNITED KINGDOM			351,617,041
UNITED STATES — (0.2%)
*	ADTRAN Holdings, Inc.	21,109	196,676
*	Amrize Ltd.	70,308	3,554,135
*	Flutter Entertainment PLC	1,080	327,048
*	Gran Tierra Energy, Inc. (GTE CN)	13,205	59,181
#	International Paper Co.	55,889	2,773,355
*	James Hardie Industries PLC	645	16,731
	Smurfit WestRock PLC	4,805	213,246
TOTAL UNITED STATES			7,140,372
TOTAL COMMON STOCKS			4,265,572,908
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.2%)
	Alpargatas SA, 1.243%	41,693	63,736
		Shares	Value»

BRAZIL — (Continued)
	Banco ABC Brasil SA, 9.013%	34,837	$134,320
Ω	Banco BMG SA, 11.606%	88,887	54,765
	Banco Bradesco SA, 8.012%	221,663	614,768
	Banco do Estado do Rio Grande do Sul SA, 9.977%	83,494	163,572
	Banco Mercantil do Brasil SA, 3.103%	6,584	45,492
	Banco Pan SA, 3.100%	65,799	91,538
	Banco Pine SA, 8.636%	35,036	37,854
	Centrais Eletricas Brasileiras SA, 4.729%	14,000	102,258
	Centrais Eletricas de Santa Catarina SA, 8.789%	1,700	31,686
	Cia de Ferro Ligas da Bahia FERBASA, 7.560%	59,972	70,901
	Cia De Sanena Do Parana, 6.806%	179,798	212,243
	Cia Energetica de Minas Gerais, 18.528%	221,829	409,228
	Cia Paranaense de Energia - Copel Class B, 6.890%	171,936	364,165
	Energisa SA, 6.629%	193	302
	Eucatex SA Industria e Comercio, 4.174%	26,314	82,802
	Gerdau SA, 3.801%	60,750	182,699
	Isa Energia Brasil SA, 10.895%	39,563	153,107
	Itau Unibanco Holding SA, 7.121%	150,642	945,893
	Klabin SA, 5.280%	3	2
	Marcopolo SA, 6.961%	193,536	285,489
	Petroleo Brasileiro SA - Petrobras, 10.499%	647,494	3,774,268
	Raizen SA, 0.705%	297,543	75,454
	Randon SA Implementos e Participacoes, 3.602%	64,153	81,458
	Schulz SA, 7.630%	27,962	25,168
	Taurus Armas SA, 3.791%	22,990	19,954

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Track & Field Co. SA, 1.633%	7,000	$18,189
	Unipar Carbocloro SA, 9.164%	7,118	69,876
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	72,759	56,913
TOTAL BRAZIL			8,168,100
CHILE — (0.0%)
	Embotelladora Andina SA, 6.042%	47,804	183,429
COLOMBIA — (0.0%)
	Grupo Argos SA, 5.658%	8,261	23,092
	Grupo Aval Acciones y Valores SA, 4.066%	451,853	62,395
	Grupo de Inversiones Suramericana SA, 3.840%	11,420	103,021
TOTAL COLOMBIA			188,508
GERMANY — (0.2%)
	Bayerische Motoren Werke AG, 5.636%	6,151	537,754
Ω	Dr. Ing hc F Porsche AG, 5.184%	11,745	595,547
	Draegerwerk AG & Co. KGaA, 2.896%	2,818	224,842
	Einhell Germany AG, 2.038%	1,782	151,267
	FUCHS SE, 2.921%	24,279	1,111,014
	Henkel AG & Co. KGaA, 3.029%	20,747	1,598,745
	Jungheinrich AG, 2.380%	19,888	762,468
	Porsche Automobil Holding SE, 5.422%	26,560	1,065,961
#	Sartorius AG, 0.398%	362	77,089
	Sixt SE, 4.466%	6,464	450,790
	STO SE & Co. KGaA, 2.674%	1,089	155,048
	Villeroy & Boch AG, 5.263%	2,636	51,212
	Volkswagen AG, 6.912%	26,069	2,725,923
TOTAL GERMANY			9,507,660
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	38,906
		Shares	Value»

TAIWAN — (0.0%)
	Taishin Financial Holding Co. Ltd.	599,004	$179,215
TOTAL PREFERRED STOCKS			18,265,818
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Silver Mines Ltd. Warrants 06/17/26	9,517	63
BRAZIL — (0.0%)
*	Banco BMG SA Rights 08/25/2025	2,418	406
*	Randon SA Implementos e Participacoes Rights 08/19/2025	5,135	73
TOTAL BRAZIL			479
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,541	0
HONG KONG — (0.0%)
*	CSI Properties Ltd. Warrants 04/07/2027	78,000	204
INDIA — (0.0%)
*	Inox Wind Ltd. Rights 08/20/2025	2,917	1,019
*	JTEKT India Ltd. Rights 08/12/2025	1,472	352
*	Mahindra Logistics Ltd. Rights 08/14/2025	3,583	1,926
*	Spandana Sphoorty Financial Ltd. Rights 08/11/2025	153	70
TOTAL INDIA			3,367
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	6,942	0
MALAYSIA — (0.0%)
*	Aurelius Technologies Bhd. Warrants 06/18/2030	31,300	2,018
#*	Dagang NeXchange Bhd. Warrants 07/23/2030	224,000	4,727

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

MALAYSIA — (Continued)
*	Guan Chong Bhd. Warrants 06/19/2028	19,450	$889
*	YTL Corp. Bhd. Warrants 06/02/2028	159,890	37,114
TOTAL MALAYSIA			44,748
SOUTH KOREA — (0.0%)
*	LS Marine Solution Co. Ltd. Rights 08/05/2025	1,830	5,608
THAILAND — (0.0%)
*	Assetwise PCL	4,930	0
*	Better World Green PCL Warrants	293,033	0
*	Better World Green PCL Warrants 03/13/2026	293,033	0
*	Better World Green PCL Warrants 08/13/2025	293,033	0
	Shares	Value»

THAILAND — (Continued)
* Jasmine International PCL Warrants 10/10/2031	756,525	$12,501
TOTAL THAILAND		12,501
TOTAL RIGHTS/WARRANTS		66,970
TOTAL INVESTMENT SECURITIES (Cost $2,805,201,282)		4,283,905,696

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	9,670,220	111,855,436
TOTAL INVESTMENTS — (100.0%)
(Cost $2,917,054,578)^^			$4,395,761,132
As of July 31, 2025, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	112	09/19/25	$35,397,579	$35,695,800	$298,221
Total Futures Contracts			$35,397,579	$35,695,800	$298,221
As of July 31, 2025, the value of Rule 144A securities amounted to $123,465,863 or 2.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$3,154,134	$174,973,357	$3,694	$178,131,185
Austria	—	18,562,956	—	18,562,956
Belgium	604,472	31,127,395	—	31,731,867
Brazil	39,529,846	—	—	39,529,846
Canada	332,767,630	708,254	—	333,475,884
Chile	5,869,444	16,567	—	5,886,011
China	25,551,841	350,978,817	65,840	376,596,498
Colombia	1,306,762	115,457	—	1,422,219
Czech Republic	—	1,985,114	—	1,985,114
Denmark	—	64,466,910	—	64,466,910

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Egypt	$114,060	$183,468	—	$297,528
Finland	311,512	52,075,358	—	52,386,870
France	1,580,778	227,765,808	—	229,346,586
Germany	1,828,404	233,530,620	—	235,359,024
Greece	—	8,022,482	—	8,022,482
Hong Kong	—	47,834,805	$9,279	47,844,084
Hungary	—	3,236,372	—	3,236,372
India	10,214,414	233,220,563	—	243,434,977
Indonesia	75,926	17,326,296	43,824	17,446,046
Ireland	—	15,210,880	—	15,210,880
Israel	2,040,800	34,091,272	—	36,132,072
Italy	68,622	102,201,539	—	102,270,161
Japan	1,417,698	635,119,422	—	636,537,120
Kuwait	—	11,330,773	10,422	11,341,195
Malaysia	—	19,409,317	25	19,409,342
Mexico	26,786,064	146,966	—	26,933,030
Netherlands	17,370,589	82,950,523	—	100,321,112
New Zealand	—	8,388,517	—	8,388,517
Norway	17,124	22,511,867	62,392	22,591,383
Peru	546,936	—	—	546,936
Philippines	19,364	7,520,936	1,433	7,541,733
Poland	—	18,794,511	—	18,794,511
Portugal	—	10,586,592	—	10,586,592
Qatar	—	10,014,801	—	10,014,801
Saudi Arabia	27,116	37,477,302	—	37,504,418
Singapore	20,782	34,860,653	—	34,881,435
South Africa	4,464,785	38,475,125	—	42,939,910
South Korea	418,840	158,576,629	64,420	159,059,889
Spain	413,986	84,931,847	—	85,345,833
Sweden	48,228	81,542,487	—	81,590,715
Switzerland	23,021,435	204,652,766	—	227,674,201
Taiwan	25,147,257	246,084,518	4,540	271,236,315
Thailand	99,063	17,043,635	—	17,142,698
Turkey	—	7,145,959	—	7,145,959
United Arab Emirates	—	26,512,278	—	26,512,278
United Kingdom	80,561,419	271,053,806	1,816	351,617,041
United States	3,843,293	3,297,079	—	7,140,372
Preferred Stocks
Brazil	8,168,100	—	—	8,168,100
Chile	183,429	—	—	183,429
Colombia	188,508	—	—	188,508
Germany	—	9,507,660	—	9,507,660
Philippines	—	38,906	—	38,906
Taiwan	179,215	—	—	179,215
Rights/Warrants
Australia	—	63	—	63
Brazil	—	479	—	479
Hong Kong	—	204	—	204
India	—	3,367	—	3,367
Malaysia	—	44,748	—	44,748
South Korea	—	5,608	—	5,608
Thailand	—	12,501	—	12,501
Securities Lending Collateral	—	111,855,436	—	111,855,436
Total Investments in Securities	$617,961,876	$3,777,531,571	$267,685˂˃	$4,395,761,132

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$298,221	—	—	$298,221
Total Financial Instruments	$298,221	—	—	$298,221
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (58.7%)
U.S. Core Equity 2 Portfolio	4,519,060	$185,597,796
INTERNATIONAL EQUITIES — (41.3%)
International Core Equity 2 Portfolio	4,135,093	75,424,102
Emerging Markets Core Equity 2 Portfolio	2,073,417	55,152,894
TOTAL INTERNATIONAL EQUITIES		130,576,996
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $146,948,935)^^		$316,174,792
As of July 31, 2025, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CHF	217,000	USD	266,957	Citibank, N.A.	08/04/25	$202
USD	1,691,767	DKK	11,047,000	State Street Bank and Trust	08/06/25	2,560
USD	10,470,261	HKD	81,972,000	Bank of America Corp.	08/11/25	20,174
USD	656,632	HKD	5,145,000	HSBC Bank	08/11/25	729
USD	14,475,481	JPY	2,141,358,000	Societe Generale	08/19/25	251,976
USD	59,642	ILS	201,000	Bank of America Corp.	08/21/25	474
USD	2,081,301	SEK	19,949,000	Citibank, N.A.	08/21/25	41,230
USD	46,175	ILS	153,000	Goldman Sachs Capital Markets L.P.	08/21/25	1,136
USD	19,998,413	EUR	17,221,000	Societe Generale	08/25/25	318,468
USD	5,172,070	CHF	4,180,000	State Street Bank and Trust	09/04/25	6,448
USD	4,709,378	CAD	6,402,000	Citibank, N.A.	09/09/25	80,190
USD	45,560	SGD	58,000	Bank of America Corp.	09/11/25	759
USD	728,576	SGD	929,000	State Street Bank and Trust	09/11/25	10,983
USD	182,448	NZD	305,000	Citibank, N.A.	09/22/25	2,459
USD	8,098,159	GBP	5,987,000	State Street Bank and Trust	09/22/25	187,653
USD	513,614	NOK	5,190,000	Citibank, N.A.	10/08/25	11,397
USD	4,149,524	AUD	6,345,000	Australia and New Zealand Bank	10/20/25	66,037
Total Appreciation						$1,002,875
USD	5,315,131	CHF	4,330,000	State Street Bank and Trust	08/04/25	$(15,740)
CHF	4,113,000	USD	5,069,391	State Street Bank and Trust	08/04/25	(5,679)
USD	98,540	DKK	645,000	Citibank, N.A.	08/06/25	(88)
DKK	910,000	USD	142,184	Citibank, N.A.	08/06/25	(3,035)
USD	651,506	ILS	2,337,000	Citibank, N.A.	08/21/25	(36,440)
SEK	908,000	USD	95,509	Citibank, N.A.	08/21/25	(2,653)
SEK	966,000	USD	101,806	JPMorgan Chase Bank NA	08/21/25	(3,018)
Total (Depreciation)						$(66,653)
Total Appreciation (Depreciation)						$936,222

Selectively Hedged Global Equity Portfolio
CONTINUED
As of July 31, 2025, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	12	09/19/25	$3,661,234	$3,824,550	$163,316
Total Futures Contracts			$3,661,234	$3,824,550	$163,316
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$316,174,792	—	—	$316,174,792
Total Investments in Securities	$316,174,792	—	—	$316,174,792
Financial Instruments
Assets
Forward Currency Contracts**	—	$1,002,875	—	1,002,875
Futures Contracts**	163,316	—	—	163,316
Liabilities
Forward Currency Contracts**	—	(66,653)	—	(66,653)
Total Financial Instruments	$163,316	$936,222	—	$1,099,538
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2025, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio and Dimensional World

ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2025, the DFA Commodity Strategy Portfolio held $233,287,074 in the Subsidiary, representing 22.33% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$229,418
U.S. Large Cap Value Portfolio	15,880,654
U.S. Targeted Value Portfolio	11,135,624
U.S. Small Cap Value Portfolio	13,503,862
U.S. Core Equity 1 Portfolio	12,013,144
U.S. Core Equity 2 Portfolio	13,526,250
U.S. Vector Equity Portfolio	3,287,034
U.S. Small Cap Portfolio	11,991,209
U.S. Micro Cap Portfolio	5,032,497
DFA Real Estate Securities Portfolio	4,410,198
Large Cap International Portfolio	3,994,158
International Core Equity 2 Portfolio	23,608,841
International Small Company Portfolio	10,167,097
Global Small Company Portfolio	81,073
Japanese Small Company Portfolio	163,571
Asia Pacific Small Company Portfolio	151,468
United Kingdom Small Company Portfolio	19,769
Continental Small Company Portfolio	5,145
DFA International Real Estate Securities Portfolio	3,413,496
DFA Global Real Estate Securities Portfolio	6,535,454
DFA International Small Cap Value Portfolio	8,904,282
International Vector Equity Portfolio	2,536,833
World ex U.S. Value Portfolio	248,913
World ex U.S. Targeted Value Portfolio	565,690
World ex U.S. Core Equity Portfolio	2,983,137
Selectively Hedged Global Equity Portfolio	151,383
Emerging Markets Portfolio	2,688,937
Emerging Markets Small Cap Portfolio	2,389,907
Emerging Markets Value Portfolio	9,041,985
Emerging Markets Core Equity 2 Portfolio	19,816,098
U.S. Large Cap Equity Portfolio	1,117,206

Federal Tax Cost
DFA Commodity Strategy Portfolio	$2,806,684
DFA One-Year Fixed Income Portfolio	4,509,616
DFA Two-Year Global Fixed Income Portfolio	4,472,059
DFA Selectively Hedged Global Fixed Income Portfolio	993,051
DFA Short-Term Government Portfolio	1,880,180
DFA Five-Year Global Fixed Income Portfolio	9,111,182
DFA World ex U.S. Government Fixed Income Portfolio	1,037,607
DFA Intermediate Government Fixed Income Portfolio	6,095,966
DFA Short-Term Extended Quality Portfolio	5,610,078
DFA Intermediate-Term Extended Quality Portfolio	1,770,162
DFA Targeted Credit Portfolio	845,640
DFA Investment Grade Portfolio	12,859,802
DFA Inflation-Protected Securities Portfolio	5,442,060
DFA Short-Term Municipal Bond Portfolio	1,473,328
DFA Intermediate-Term Municipal Bond Portfolio	1,342,161
DFA Selective State Municipal Bond Portfolio	526,021
DFA Short-Term Selective State Municipal Bond Portfolio	200,088
DFA California Short-Term Municipal Bond Portfolio	814,857
DFA California Intermediate-Term Municipal Bond Portfolio	431,419
DFA NY Municipal Bond Portfolio	166,209
Dimensional Retirement Income Fund	60,682
Dimensional 2045 Target Date Retirement Income Fund	153,858
Dimensional 2050 Target Date Retirement Income Fund	130,746
Dimensional 2055 Target Date Retirement Income Fund	95,536
Dimensional 2060 Target Date Retirement Income Fund	79,028
Dimensional 2065 Target Date Retirement Income Fund	33,259
Dimensional 2070 Target Date Retirement Income Fund	18
Dimensional 2015 Target Date Retirement Income Fund	21,026
Dimensional 2020 Target Date Retirement Income Fund	62,016
Dimensional 2025 Target Date Retirement Income Fund	119,986
Dimensional 2030 Target Date Retirement Income Fund	162,660
Dimensional 2035 Target Date Retirement Income Fund	169,806
Dimensional 2040 Target Date Retirement Income Fund	154,904
DFA Short-Duration Real Return Portfolio	1,982,598
DFA Municipal Real Return Portfolio	1,724,835
DFA Municipal Bond Portfolio	469,560
World Core Equity Portfolio	598,295
DFA LTIP Portfolio	579,954
U.S. Social Core Equity 2 Portfolio	917,797
U.S. Sustainability Core 1 Portfolio	4,347,146
U.S. Sustainability Targeted Value Portfolio	429,014
International Sustainability Core 1 Portfolio	2,777,115
International Social Core Equity Portfolio	1,216,000
Global Social Core Equity Portfolio	54,102
Emerging Markets Social Core Equity Portfolio	1,180,061
Dimensional VA U.S. Targeted Value Portfolio	633,723
Dimensional VA U.S. Large Value Portfolio	440,743
Dimensional VA International Value Portfolio	484,750

Federal Tax Cost
Dimensional VA International Small Portfolio	$328,422
Dimensional VA Short-Term Fixed Portfolio	416,669
Dimensional VA Global Bond Portfolio	327,373
Dimensional VIT Inflation-Protected Securities Portfolio	227,070
Dimensional VA Global Moderate Allocation Portfolio	170,741
U.S. Large Cap Growth Portfolio	2,083,329
U.S. Small Cap Growth Portfolio	1,294,878
International Large Cap Growth Portfolio	767,256
International Small Cap Growth Portfolio	223,383
DFA Social Fixed Income Portfolio	687,766
DFA Diversified Fixed Income Portfolio	1,800,056
U.S. High Relative Profitability Portfolio	3,436,384
International High Relative Profitability Portfolio	1,242,227
Dimensional VA Equity Allocation Portfolio	173,295
DFA MN Municipal Bond Portfolio	27,973
DFA California Municipal Real Return Portfolio	352,135
DFA Global Core Plus Fixed Income Portfolio	2,754,641
Emerging Markets Sustainability Core 1 Portfolio	855,587
Emerging Markets Targeted Value Portfolio	217,696
DFA Global Sustainability Fixed Income Portfolio	702,079
DFA Oregon Municipal Bond Portfolio	90,851
DFA Global Core Plus Real Return Portfolio	269,357
Emerging Markets ex China Core Equity Portfolio	923,132
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	93,795
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.